UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:        811-04146

JOHN HANCOCK VARIABLE INSURANCE TRUST

(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210

(Address of principal executive offices)	(Zip code)

SALVATORE SCHIAVONE, 601 CONGRESS STREET, BOSTON, MA 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-4497

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Item 1. Schedule of Investments.

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

500 Index Trust B

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 96.5%
Consumer discretionary - 12.2%
Auto components - 0.4%
BorgWarner, Inc.	42,538	$2,572,698
Delphi Automotive PLC	54,558	4,350,455
Johnson Controls, Inc.	123,469	6,227,776
The Goodyear Tire & Rubber Company	50,394	1,364,670
		14,515,599
Automobiles - 0.7%
Ford Motor Company	743,211	11,995,419
General Motors Company	254,128	9,529,800
Harley-Davidson, Inc.	39,833	2,419,456
		23,944,675
Distributors - 0.1%
Genuine Parts Company	28,660	2,670,825
Diversified consumer services - 0.0%
H&R Block, Inc.	51,644	1,656,223
Hotels, restaurants and leisure - 1.7%
Carnival Corp.	84,625	4,048,460
Chipotle Mexican Grill, Inc. (I)	5,830	3,792,648
Darden Restaurants, Inc.	23,249	1,612,086
Marriott International, Inc., Class A	38,965	3,129,669
McDonald’s Corp.	180,607	17,598,346
Royal Caribbean Cruises, Ltd.	31,090	2,544,717
Starbucks Corp.	140,904	13,343,609
Starwood Hotels & Resorts Worldwide, Inc.	32,226	2,690,871
Wyndham Worldwide Corp.	22,716	2,055,117
Wynn Resorts, Ltd.	15,194	1,912,621
Yum! Brands, Inc.	81,372	6,405,604
		59,133,748
Household durables - 0.4%
D.R. Horton, Inc.	62,309	1,774,560
Garmin, Ltd.	23,061	1,095,859
Harman International Industries, Inc.	12,889	1,722,357
Leggett & Platt, Inc.	26,360	1,214,932
Lennar Corp., Class A	33,472	1,734,184
Mohawk Industries, Inc. (I)	11,641	2,162,316
Newell Rubbermaid, Inc.	50,887	1,988,155
PulteGroup, Inc.	62,909	1,398,467
Whirlpool Corp.	14,658	2,961,795
		16,052,625
Internet and catalog retail - 1.3%
Amazon.com, Inc. (I)	71,553	26,624,871
Expedia, Inc.	18,659	1,756,372
Netflix, Inc. (I)	11,366	4,736,099
The Priceline Group, Inc. (I)	9,758	11,359,776
TripAdvisor, Inc. (I)	20,931	1,740,831
		46,217,949
Leisure products - 0.1%
Hasbro, Inc. (L)	20,784	1,314,380
Mattel, Inc.	63,653	1,454,471
		2,768,851
Media - 3.4%
Cablevision Systems Corp., Class A (L)	42,019	768,948
CBS Corp., Class B	85,895	5,207,814
Comcast Corp., Class A	477,468	26,962,618
DIRECTV (I)	94,435	8,036,419
Discovery Communications, Inc., Series A (I)	28,262	869,339
Discovery Communications, Inc., Series C (I)	50,315	1,483,035
Gannett Company, Inc.	42,829	1,588,099
News Corp., Class A (I)	93,644	1,499,240
Omnicom Group, Inc.	46,337	3,613,359
Scripps Networks Interactive, Inc., Class A	18,121	1,242,376
The Interpublic Group of Companies, Inc.	77,347	1,710,916
The Walt Disney Company	293,821	30,818,885
Time Warner Cable, Inc.	52,755	7,906,919
Time Warner, Inc.	156,076	13,179,057
Twenty-First Century Fox, Inc., Class A	343,529	11,625,021
Viacom, Inc., Class B	68,601	4,685,448
		121,197,493
Multiline retail - 0.8%
Dollar General Corp. (I)	57,004	4,296,962
Dollar Tree, Inc. (I)	38,639	3,135,362
Family Dollar Stores, Inc.	18,066	1,431,550
Kohl’s Corp.	37,927	2,967,788
Macy’s, Inc.	63,965	4,151,968
Nordstrom, Inc.	26,405	2,120,850
Target Corp.	119,671	9,821,399
		27,925,879
Specialty retail - 2.4%
AutoNation, Inc. (I)	14,100	907,053
AutoZone, Inc. (I)	5,992	4,087,503
Bed Bath & Beyond, Inc. (I)	34,855	2,675,993
Best Buy Company, Inc.	54,657	2,065,488
CarMax, Inc. (I)	39,680	2,738,317
GameStop Corp., Class A (L)	20,366	773,093
L Brands, Inc.	46,175	4,353,841
Lowe’s Companies, Inc.	182,816	13,599,682
O’Reilly Automotive, Inc. (I)	19,100	4,130,184
Ross Stores, Inc.	38,876	4,095,975
Staples, Inc.	120,235	1,958,027
The Gap, Inc.	49,815	2,158,484
The Home Depot, Inc.	247,633	28,133,585
The TJX Companies, Inc.	128,247	8,983,702
Tiffany & Company	21,122	1,858,947
Tractor Supply Company	25,582	2,176,005
Urban Outfitters, Inc. (I)	19,043	869,313
		85,565,192
Textiles, apparel and luxury goods - 0.9%
Coach, Inc.	51,722	2,142,842
Fossil Group, Inc. (I)	8,250	680,213
Hanesbrands, Inc.	75,265	2,522,130
Michael Kors Holdings, Ltd. (I)	37,798	2,485,219
NIKE, Inc., Class B	131,498	13,193,194
PVH Corp.	15,469	1,648,377
Ralph Lauren Corp.	11,374	1,495,681
Under Armour, Inc., Class A (I)	31,343	2,530,947
VF Corp.	64,317	4,843,713
		31,542,316
		433,191,375
Consumer staples - 9.4%
Beverages - 2.1%
Brown-Forman Corp., Class B	29,287	2,646,080
Coca-Cola Enterprises, Inc.	40,813	1,803,935
Constellation Brands, Inc., Class A (I)	31,629	3,675,606
Dr. Pepper Snapple Group, Inc.	36,241	2,844,194
Molson Coors Brewing Company, Class B	30,012	2,234,393
Monster Beverage Corp. (I)	27,475	3,802,403
PepsiCo, Inc.	278,556	26,635,525

The accompanying notes are an integral part of the financial statements.	1

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Beverages (continued)
The Coca-Cola Company	738,407	$29,942,404
		73,584,540
Food and staples retailing - 2.4%
Costco Wholesale Corp.	82,678	12,525,304
CVS Health Corp.	211,460	21,824,787
Sysco Corp.	111,202	4,195,651
The Kroger Company	92,332	7,078,171
Wal-Mart Stores, Inc.	296,795	24,411,389
Walgreens Boots Alliance, Inc.	163,845	13,874,395
Whole Foods Market, Inc.	67,780	3,529,982
		87,439,679
Food products - 1.6%
Archer-Daniels-Midland Company	119,142	5,647,331
Campbell Soup Company	33,622	1,565,104
ConAgra Foods, Inc.	79,925	2,919,660
General Mills, Inc.	113,390	6,417,874
Hormel Foods Corp.	25,402	1,444,104
Kellogg Company	47,507	3,133,087
Keurig Green Mountain, Inc.	22,778	2,544,986
Kraft Foods Group, Inc.	110,455	9,622,287
McCormick & Company, Inc.	24,329	1,876,009
Mead Johnson Nutrition Company	37,991	3,819,235
Mondelez International, Inc., Class A	309,918	11,184,941
The Hershey Company	27,781	2,803,381
The J.M. Smucker Company	19,091	2,209,401
Tyson Foods, Inc., Class A	54,810	2,099,223
		57,286,623
Household products - 1.8%
Colgate-Palmolive Company	160,230	11,110,348
Kimberly-Clark Corp.	68,695	7,357,921
The Clorox Company	24,629	2,718,795
The Procter & Gamble Company	507,482	41,583,075
		62,770,139
Personal products - 0.1%
The Estee Lauder Companies, Inc., Class A	41,906	3,484,903
Tobacco - 1.4%
Altria Group, Inc.	370,100	18,512,402
Lorillard, Inc.	67,610	4,418,314
Philip Morris International, Inc.	290,654	21,894,966
Reynolds American, Inc.	57,910	3,990,578
		48,816,260
		333,382,144
Energy - 7.8%
Energy equipment and services - 1.2%
Baker Hughes, Inc.	81,601	5,188,192
Cameron International Corp. (I)	36,408	1,642,729
Diamond Offshore Drilling, Inc. (L)	12,142	325,284
Ensco PLC, Class A	44,693	941,682
FMC Technologies, Inc. (I)	43,888	1,624,295
Halliburton Company	159,571	7,001,975
Helmerich & Payne, Inc.	20,413	1,389,513
National Oilwell Varco, Inc.	76,900	3,844,231
Noble Corp. PLC	45,339	647,441
Schlumberger, Ltd.	239,589	19,991,306
Transocean, Ltd. (L)	64,875	951,716
		43,548,364
Oil, gas and consumable fuels - 6.6%
Anadarko Petroleum Corp.	95,201	7,883,595
Apache Corp.	70,785	4,270,459
Cabot Oil & Gas Corp.	77,622	2,292,178
Chesapeake Energy Corp. (L)	97,088	1,374,766
Chevron Corp.	353,305	37,089,959
Cimarex Energy Company	16,448	1,893,000
ConocoPhillips	231,406	14,407,338
CONSOL Energy, Inc.	43,510	1,213,494
Devon Energy Corp.	72,595	4,378,204
EOG Resources, Inc.	103,060	9,449,571
EQT Corp.	28,528	2,364,115
Exxon Mobil Corp.	788,248	67,001,080
Hess Corp.	45,631	3,096,976
Kinder Morgan, Inc.	320,146	13,465,341
Marathon Oil Corp.	126,760	3,309,704
Marathon Petroleum Corp.	51,427	5,265,611
Murphy Oil Corp.	31,457	1,465,896
Newfield Exploration Company (I)	30,165	1,058,490
Noble Energy, Inc.	72,640	3,552,096
Occidental Petroleum Corp.	144,783	10,569,159
ONEOK, Inc.	39,073	1,884,882
Phillips 66	102,079	8,023,409
Pioneer Natural Resources Company	27,987	4,576,154
QEP Resources, Inc.	30,428	634,424
Range Resources Corp.	30,835	1,604,653
Southwestern Energy Company (I)(L)	72,169	1,673,599
Spectra Energy Corp.	125,969	4,556,299
Tesoro Corp.	23,539	2,148,875
The Williams Companies, Inc.	126,432	6,396,195
Valero Energy Corp.	96,716	6,153,072
		233,052,594
		276,600,958
Financials - 15.6%
Banks - 5.5%
Bank of America Corp.	1,976,583	30,419,612
BB&T Corp.	135,315	5,275,932
Citigroup, Inc.	570,048	29,368,873
Comerica, Inc.	33,226	1,499,489
Fifth Third Bancorp	153,645	2,896,208
Huntington Bancshares, Inc.	150,840	1,666,782
JPMorgan Chase & Co.	700,569	42,440,470
KeyCorp	161,743	2,290,281
M&T Bank Corp.	24,950	3,168,650
Regions Financial Corp.	253,234	2,393,061
SunTrust Banks, Inc.	98,445	4,045,105
The PNC Financial Services Group, Inc.	97,834	9,122,042
U.S. Bancorp	334,724	14,617,397
Wells Fargo & Company	881,076	47,930,534
Zions Bancorporation	38,401	1,036,827
		198,171,263
Capital markets - 2.1%
Affiliated Managers Group, Inc. (I)	10,197	2,190,112
Ameriprise Financial, Inc.	34,274	4,484,410
BlackRock, Inc.	23,846	8,723,821
E*TRADE Financial Corp. (I)	54,596	1,558,989
Franklin Resources, Inc.	73,618	3,778,076
Invesco, Ltd.	80,604	3,199,173
Legg Mason, Inc.	18,532	1,022,966
Morgan Stanley	289,673	10,338,429
Northern Trust Corp.	41,204	2,869,859
State Street Corp.	77,459	5,695,560
T. Rowe Price Group, Inc.	48,990	3,967,210

The accompanying notes are an integral part of the financial statements.	2

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
The Bank of New York Mellon Corp.	209,265	$8,420,824
The Charles Schwab Corp.	216,776	6,598,661
The Goldman Sachs Group, Inc.	76,121	14,308,464
		77,156,554
Consumer finance - 0.8%
American Express Company	164,682	12,864,958
Capital One Financial Corp.	103,594	8,165,279
Discover Financial Services	84,003	4,733,569
Navient Corp.	75,913	1,543,311
		27,307,117
Diversified financial services - 2.0%
Berkshire Hathaway, Inc., Class B (I)	342,710	49,459,907
CME Group, Inc.	59,601	5,644,811
Intercontinental Exchange Group, Inc.	21,047	4,909,634
Leucadia National Corp.	59,676	1,330,178
McGraw-Hill Financial, Inc.	51,393	5,314,036
Moody’s Corp.	33,281	3,454,568
The NASDAQ OMX Group, Inc.	22,218	1,131,785
		71,244,919
Insurance - 2.6%
ACE, Ltd.	61,476	6,853,959
Aflac, Inc.	82,666	5,291,451
American International Group, Inc.	257,808	14,125,300
Aon PLC	52,683	5,063,890
Assurant, Inc.	12,911	792,865
Cincinnati Financial Corp.	27,707	1,476,229
Genworth Financial, Inc., Class A (I)	91,936	672,052
Lincoln National Corp.	48,233	2,771,468
Loews Corp.	55,953	2,284,561
Marsh & McLennan Companies, Inc.	101,248	5,679,000
MetLife, Inc.	209,732	10,601,953
Principal Financial Group, Inc.	51,341	2,637,387
Prudential Financial, Inc.	85,260	6,847,231
The Allstate Corp.	78,188	5,564,640
The Chubb Corp.	43,303	4,377,933
The Hartford Financial Services Group, Inc.	79,438	3,322,097
The Progressive Corp.	100,515	2,734,008
The Travelers Companies, Inc.	60,372	6,528,024
Torchmark Corp.	24,150	1,326,318
Unum Group	47,383	1,598,229
XL Group PLC	48,343	1,779,022
		92,327,617
Real estate investment trusts - 2.4%
American Tower Corp.	79,434	7,478,711
Apartment Investment & Management
Company, Class A	29,269	1,152,028
AvalonBay Communities, Inc.	24,814	4,323,840
Boston Properties, Inc.	28,804	4,046,386
Crown Castle International Corp.	62,708	5,175,918
Equity Residential	68,369	5,323,210
Essex Property Trust, Inc.	12,246	2,815,355
General Growth Properties, Inc.	118,046	3,488,259
HCP, Inc.	86,467	3,736,239
Health Care REIT, Inc.	65,651	5,078,761
Host Hotels & Resorts, Inc.	142,152	2,868,627
Iron Mountain, Inc.	35,117	1,281,068
Kimco Realty Corp.	77,398	2,078,136
Plum Creek Timber Company, Inc.	33,155	1,440,585
Prologis, Inc.	96,172	4,189,252
Public Storage	27,300	5,381,922
Simon Property Group, Inc.	58,430	11,431,245
SL Green Realty Corp.	18,522	2,377,854
The Macerich Company	26,425	2,228,420
Ventas, Inc.	62,142	4,537,609
Vornado Realty Trust	32,838	3,677,856
Weyerhaeuser Company	98,574	3,267,728
		87,379,009
Real estate management and development - 0.1%
CBRE Group, Inc., Class A (I)	52,515	2,032,856
Thrifts and mortgage finance - 0.1%
Hudson City Bancorp, Inc.	89,361	936,503
People’s United Financial, Inc.	58,052	882,390
		1,818,893
		557,438,228
Health care - 14.4%
Biotechnology - 2.9%
Alexion Pharmaceuticals, Inc. (I)	37,981	6,582,107
Amgen, Inc.	142,591	22,793,171
Biogen, Inc. (I)	44,085	18,614,450
Celgene Corp. (I)	150,434	17,342,032
Gilead Sciences, Inc. (I)	279,862	27,462,858
Regeneron Pharmaceuticals, Inc. (I)	13,862	6,258,416
Vertex Pharmaceuticals, Inc. (I)	45,487	5,366,101
		104,419,135
Health care equipment and supplies - 2.1%
Abbott Laboratories	283,491	13,134,138
Baxter International, Inc.	101,895	6,979,808
Becton, Dickinson and Company	39,191	5,627,436
Boston Scientific Corp. (I)	249,897	4,435,672
C.R. Bard, Inc.	14,050	2,351,268
DENTSPLY International, Inc.	26,597	1,353,521
Edwards Lifesciences Corp. (I)	20,250	2,884,815
Intuitive Surgical, Inc. (I)	6,871	3,470,061
Medtronic PLC	267,741	20,881,121
St. Jude Medical, Inc.	52,985	3,465,219
Stryker Corp.	56,170	5,181,683
Varian Medical Systems, Inc. (I)	18,806	1,769,457
Zimmer Holdings, Inc.	31,890	3,747,713
		75,281,912
Health care providers and services - 2.7%
Aetna, Inc.	66,080	7,039,502
AmerisourceBergen Corp.	39,204	4,456,319
Anthem, Inc.	50,132	7,740,882
Cardinal Health, Inc.	62,010	5,597,643
Cigna Corp.	48,564	6,286,124
DaVita HealthCare Partners, Inc. (I)	32,423	2,635,341
Express Scripts Holding Company (I)	136,582	11,851,220
HCA Holdings, Inc. (I)	55,305	4,160,595
Henry Schein, Inc. (I)	15,722	2,195,106
Humana, Inc.	28,143	5,010,017
Laboratory Corp. of America Holdings (I)	18,836	2,375,031
McKesson Corp.	43,755	9,897,381
Patterson Companies, Inc.	16,352	797,814
Quest Diagnostics, Inc.	27,082	2,081,252
Tenet Healthcare Corp. (I)	18,303	906,182
UnitedHealth Group, Inc.	179,222	21,200,170
Universal Health Services, Inc., Class B	17,093	2,012,017
		96,242,596
Health care technology - 0.1%
Cerner Corp. (I)	57,307	4,198,311

The accompanying notes are an integral part of the financial statements.	3

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services - 0.5%
Agilent Technologies, Inc.	63,010	$2,618,066
PerkinElmer, Inc.	21,406	1,094,703
Thermo Fisher Scientific, Inc.	74,539	10,013,569
Waters Corp. (I)	15,697	1,951,451
		15,677,789
Pharmaceuticals - 6.1%
AbbVie, Inc.	299,484	17,531,793
Actavis PLC (I)	73,374	21,837,570
Bristol-Myers Squibb Company	312,336	20,145,672
Eli Lilly & Company	183,740	13,348,711
Endo International PLC (I)	33,341	2,990,688
Hospira, Inc. (I)	32,189	2,827,482
Johnson & Johnson	522,479	52,561,387
Mallinckrodt PLC (I)	21,883	2,771,482
Merck & Company, Inc.	533,327	30,655,636
Mylan NV (I)	70,050	4,157,468
Perrigo Company PLC	26,450	4,378,798
Pfizer, Inc.	1,151,654	40,066,043
Zoetis, Inc.	94,087	4,355,287
		217,628,017
		513,447,760
Industrials - 10.0%
Aerospace and defense - 2.7%
General Dynamics Corp.	59,208	8,036,302
Honeywell International, Inc.	147,071	15,340,976
L-3 Communications Holdings, Inc.	15,607	1,963,205
Lockheed Martin Corp.	50,409	10,231,011
Northrop Grumman Corp.	37,270	5,998,979
Precision Castparts Corp.	26,629	5,592,090
Raytheon Company	57,725	6,306,456
Rockwell Collins, Inc.	24,952	2,409,116
Textron, Inc.	51,964	2,303,564
The Boeing Company	123,091	18,473,497
United Technologies Corp.	155,274	18,198,113
		94,853,309
Air freight and logistics - 0.7%
C.H. Robinson Worldwide, Inc.	27,451	2,009,962
Expeditors International of Washington, Inc.	36,125	1,740,503
FedEx Corp.	49,505	8,190,602
United Parcel Service, Inc., Class B	130,578	12,658,231
		24,599,298
Airlines - 0.6%
American Airlines Group, Inc.	134,766	7,112,949
Delta Air Lines, Inc.	154,863	6,962,640
Southwest Airlines Company	127,017	5,626,853
		19,702,442
Building products - 0.1%
Allegion PLC	18,154	1,110,480
Masco Corp.	65,384	1,745,753
		2,856,233
Commercial services and supplies - 0.4%
Cintas Corp.	18,306	1,494,319
Pitney Bowes, Inc.	38,573	899,522
Republic Services, Inc.	47,154	1,912,566
Stericycle, Inc. (I)	15,958	2,240,982
The ADT Corp.	32,540	1,351,061
Tyco International, Ltd.	78,864	3,395,884
Waste Management, Inc.	80,194	4,348,921
		15,643,255
Construction and engineering - 0.1%
Fluor Corp.	27,672	1,581,732
Jacobs Engineering Group, Inc. (I)	24,215	1,093,549
Quanta Services, Inc. (I)	39,963	1,140,144
		3,815,425
Electrical equipment - 0.5%
AMETEK, Inc.	45,131	2,371,183
Eaton Corp. PLC	89,135	6,055,832
Emerson Electric Company	128,672	7,285,409
Rockwell Automation, Inc.	25,427	2,949,278
		18,661,702
Industrial conglomerates - 2.2%
3M Company	119,281	19,675,401
Danaher Corp.	115,352	9,793,385
General Electric Company	1,891,075	46,917,571
Roper Industries, Inc.	18,850	3,242,200
		79,628,557
Machinery - 1.4%
Caterpillar, Inc.	113,889	9,114,537
Cummins, Inc.	31,623	4,384,213
Deere & Company	63,817	5,596,113
Dover Corp.	30,610	2,115,763
Flowserve Corp.	25,611	1,446,765
Illinois Tool Works, Inc.	65,578	6,370,247
Ingersoll-Rand PLC	49,449	3,366,488
Joy Global, Inc.	17,890	700,930
PACCAR, Inc.	66,581	4,203,924
Pall Corp.	20,011	2,008,904
Parker Hannifin Corp.	26,729	3,174,871
Pentair PLC	34,278	2,155,743
Snap-on, Inc.	10,897	1,602,513
Stanley Black & Decker, Inc.	29,525	2,815,504
Xylem, Inc.	34,577	1,210,887
		50,267,402
Professional services - 0.2%
Equifax, Inc.	22,494	2,091,942
Nielsen NV	59,459	2,650,088
Robert Half International, Inc.	25,332	1,533,093
The Dun & Bradstreet Corp.	6,759	867,585
		7,142,708
Road and rail - 0.9%
CSX Corp.	186,086	6,163,168
Kansas City Southern	20,734	2,116,527
Norfolk Southern Corp.	57,746	5,943,218
Ryder Systems, Inc.	10,087	957,155
Union Pacific Corp.	165,623	17,938,627
		33,118,695
Trading companies and distributors - 0.2%
Fastenal Company	51,033	2,114,552
United Rentals, Inc. (I)	18,314	1,669,504
W.W. Grainger, Inc.	11,278	2,659,465
		6,443,521
		356,732,547

The accompanying notes are an integral part of the financial statements.	4

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Information technology - 19.0%
Communications equipment - 1.5%
Cisco Systems, Inc.	959,189	$26,401,677
F5 Networks, Inc. (I)	13,454	1,546,403
Harris Corp.	19,506	1,536,293
Juniper Networks, Inc.	67,939	1,534,063
Motorola Solutions, Inc.	35,802	2,386,919
QUALCOMM, Inc.	309,951	21,492,002
		54,897,357
Electronic equipment, instruments and components - 0.4%
Amphenol Corp., Class A	58,260	3,433,262
Corning, Inc.	238,790	5,415,757
FLIR Systems, Inc.	26,199	819,505
TE Connectivity, Ltd.	76,317	5,465,824
		15,134,348
Internet software and services - 3.3%
Akamai Technologies, Inc. (I)	33,577	2,385,478
eBay, Inc. (I)	206,894	11,933,646
Equinix, Inc.	10,614	2,471,470
Facebook, Inc., Class A (I)	394,455	32,430,118
Google, Inc., Class A (I)	53,658	29,764,093
Google, Inc., Class C (I)	53,770	29,465,960
VeriSign, Inc. (I)(L)	20,018	1,340,605
Yahoo!, Inc. (I)	163,560	7,267,789
		117,059,159
IT services - 3.3%
Accenture PLC, Class A	118,043	11,059,449
Alliance Data Systems Corp. (I)	11,851	3,510,859
Automatic Data Processing, Inc.	89,327	7,649,964
Cognizant Technology
Solutions Corp., Class A (I)	114,553	7,146,962
Computer Sciences Corp.	26,480	1,728,614
Fidelity National Information Services, Inc.	53,562	3,645,430
Fiserv, Inc. (I)	44,684	3,547,910
IBM Corp.	172,725	27,722,363
MasterCard, Inc., Class A	183,439	15,847,295
Paychex, Inc.	61,404	3,046,559
Teradata Corp. (I)	27,237	1,202,241
The Western Union Company	97,800	2,035,218
Total System Services, Inc.	30,662	1,169,755
Visa, Inc., Class A	364,580	23,847,178
Xerox Corp.	196,249	2,521,800
		115,681,597
Semiconductors and semiconductor equipment - 2.3%
Altera Corp.	56,582	2,427,934
Analog Devices, Inc.	58,545	3,688,335
Applied Materials, Inc.	230,876	5,208,563
Avago Technologies, Ltd.	48,219	6,122,849
Broadcom Corp., Class A	102,439	4,435,097
First Solar, Inc. (I)	14,360	858,584
Intel Corp.	889,996	27,830,175
KLA-Tencor Corp.	30,289	1,765,546
Lam Research Corp.	29,932	2,102,274
Linear Technology Corp.	44,921	2,102,303
Microchip Technology, Inc.	37,820	1,849,398
Micron Technology, Inc. (I)	202,406	5,491,275
NVIDIA Corp.	96,944	2,028,553
Skyworks Solutions, Inc.	35,864	3,525,073
Texas Instruments, Inc.	196,799	11,253,951
Xilinx, Inc.	49,389	2,089,155
		82,779,065
Software - 3.5%
Adobe Systems, Inc. (I)	89,410	6,610,975
Autodesk, Inc. (I)	42,572	2,496,422
CA, Inc.	59,929	1,954,285
Citrix Systems, Inc. (I)	30,308	1,935,772
Electronic Arts, Inc. (I)	58,416	3,435,737
Intuit, Inc.	51,988	5,040,756
Microsoft Corp.	1,541,545	62,671,512
Oracle Corp.	602,360	25,991,834
Red Hat, Inc. (I)	34,532	2,615,799
salesforce.com, Inc. (I)	113,680	7,594,961
Symantec Corp.	128,075	2,992,472
		123,340,525
Technology hardware, storage and peripherals - 4.7%
Apple, Inc.	1,094,515	136,190,501
EMC Corp.	373,500	9,546,660
Hewlett-Packard Company	341,478	10,640,454
NetApp, Inc.	58,510	2,074,765
SanDisk Corp.	40,004	2,545,054
Seagate Technology PLC	61,649	3,207,597
Western Digital Corp.	40,787	3,712,025
		167,917,056
		676,809,107
Materials - 3.0%
Chemicals - 2.3%
Air Products & Chemicals, Inc.	36,235	5,481,631
Airgas, Inc.	12,678	1,345,263
CF Industries Holdings, Inc.	8,997	2,552,269
E.I. du Pont de Nemours & Company	170,132	12,159,334
Eastman Chemical Company	27,953	1,936,025
Ecolab, Inc.	50,600	5,787,628
FMC Corp.	25,044	1,433,769
International Flavors & Fragrances, Inc.	15,159	1,779,667
LyondellBasell Industries NV, Class A	74,395	6,531,881
Monsanto Company	90,810	10,219,757
PPG Industries, Inc.	25,567	5,766,381
Praxair, Inc.	54,258	6,551,111
Sigma-Aldrich Corp.	22,447	3,103,298
The Dow Chemical Company	204,440	9,809,031
The Mosaic Company	58,709	2,704,137
The Sherwin-Williams Company	15,162	4,313,589
		81,474,771
Construction materials - 0.1%
Martin Marietta Materials, Inc.	11,605	1,622,379
Vulcan Materials Company	24,782	2,089,123
		3,711,502
Containers and packaging - 0.2%
Avery Dennison Corp.	17,180	908,994
Ball Corp.	25,793	1,822,018
MeadWestvaco Corp.	31,447	1,568,262
Owens-Illinois, Inc. (I)	30,796	718,163
Sealed Air Corp.	39,474	1,798,435
		6,815,872
Metals and mining - 0.3%
Alcoa, Inc.	229,611	2,966,574
Allegheny Technologies, Inc.	20,210	606,502
Freeport-McMoRan, Inc.	195,268	3,700,329
Newmont Mining Corp.	93,774	2,035,834
Nucor Corp.	59,914	2,847,712
		12,156,951

The accompanying notes are an integral part of the financial statements.	5

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Paper and forest products - 0.1%
International Paper Company	79,385	$4,405,074
		108,564,170
Telecommunication services - 2.2%
Diversified telecommunication services - 2.2%
AT&T, Inc.	975,224	31,841,064
CenturyLink, Inc.	106,287	3,672,216
Frontier Communications Corp.	188,429	1,328,424
Level 3 Communications, Inc. (I)	53,871	2,900,415
Verizon Communications, Inc.	780,784	37,969,526
Windstream Holdings, Inc. (L)	115,368	853,723
		78,565,368
Utilities - 2.9%
Electric utilities - 1.7%
American Electric Power Company, Inc.	92,031	5,176,744
Duke Energy Corp.	132,983	10,210,435
Edison International	61,253	3,826,475
Entergy Corp.	33,889	2,626,059
Eversource Energy	59,497	3,005,788
Exelon Corp.	161,530	5,429,023
FirstEnergy Corp.	79,073	2,772,299
NextEra Energy, Inc.	83,368	8,674,440
Pepco Holdings, Inc.	47,489	1,274,130
Pinnacle West Capital Corp.	20,922	1,333,778
PPL Corp.	125,261	4,216,285
The Southern Company	171,012	7,572,411
Xcel Energy, Inc.	95,081	3,309,770
		59,427,637
Gas utilities - 0.0%
AGL Resources, Inc.	22,724	1,128,247
Independent power and renewable electricity producers - 0.1%
AES Corp.	120,422	1,547,423
NRG Energy, Inc.	63,419	1,597,525
		3,144,948
Multi-utilities - 1.1%
Ameren Corp.	45,545	1,921,999
CenterPoint Energy, Inc.	80,549	1,644,005
CMS Energy Corp.	51,696	1,804,707
Consolidated Edison, Inc.	55,034	3,357,074
Dominion Resources, Inc.	110,554	7,834,962
DTE Energy Company	33,303	2,687,219
Integrys Energy Group, Inc.	14,857	1,070,001
NiSource, Inc.	59,397	2,622,972
PG&E Corp.	89,537	4,751,729
Public Service Enterprise Group, Inc.	95,123	3,987,556
SCANA Corp.	26,788	1,473,072
Sempra Energy	43,513	4,743,787
TECO Energy, Inc.	44,786	868,848
Wisconsin Energy Corp.	42,359	2,096,771
		40,864,702
		104,565,534
TOTAL COMMON STOCKS (Cost $1,948,430,883)		$3,439,297,191

SECURITIES LENDING COLLATERAL - 0.2%
John Hancock
Collateral Trust, 0.1102% (W)(Y)	791,129	7,915,249
TOTAL SECURITIES LENDING
COLLATERAL (Cost $7,915,327)		$7,915,249

SHORT-TERM INVESTMENTS - 3.3%
Repurchase agreement - 3.3%
Repurchase Agreement with State Street Corp.
dated 03/31/2015 at 0.000% to be
repurchased at $117,886,000 on 04/01/2015,
collateralized by $95,340,000 U.S. Treasury
Bonds, 3.750% due 11/15/2043 (valued at
$120,252,342, including interest)	$117,886,000	$117,886,000
TOTAL SHORT-TERM INVESTMENTS (Cost $117,886,000)		$117,886,000
Total Investments (500 Index Trust B)
(Cost $2,074,232,210) - 100.0%		$3,565,098,440
Other assets and liabilities, net - 0.0%		(1,445,371)
TOTAL NET ASSETS - 100.0%		$3,563,653,069

Active Bond Trust

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 23.7%
U.S. Government - 7.9%
Treasury Inflation Protected Securities
0.250%, 01/15/2025	$2,072,406	$2,088,272
U.S. Treasury Bonds
3.000%, 11/15/2044	25,975,000	28,464,938
3.125%, 02/15/2042	10,105,000	11,290,761
U.S. Treasury Notes
2.375%, 12/31/2020	2,500,000	2,615,820
2.000%, 02/15/2025	21,690,000	21,827,254
		66,287,045
U.S. Government Agency - 15.8%
Federal Home Loan Bank
2.900%, 09/05/2025	300,000	298,137
3.170%, 10/04/2027	310,000	308,438
3.250%, 06/21/2027	415,152	415,283
3.500%, 07/01/2043	4,510,683	4,748,727
Federal Home Loan Mortgage Corp.
3.000%, 03/01/2043	2,127,652	2,187,884
3.009%, 03/01/2044 (P)	212,586	222,131
4.000%, 11/01/2043 to 02/01/2044	2,544,774	2,745,842
4.500%, 09/01/2023 to 10/01/2041	6,579,212	7,186,778
5.000%, 03/01/2041	654,645	731,208
5.500%, 07/01/2037	42,969	48,506
Federal National Mortgage Association
2.112%, 08/01/2034 (P)	1,623,973	1,716,437
2.497%, 07/01/2033 (P)	45,379	48,534
2.525%, 06/01/2044 (P)	1,334,621	1,384,301
2.547%, 04/01/2044 (P)	1,224,036	1,269,228
2.908%, 03/01/2044 (P)	200,834	209,435
3.000%, 07/01/2027 to 04/14/2045	15,799,601	16,181,423
3.400%, 09/27/2032	1,145,000	1,146,834
3.500%, 02/01/2026 to 06/01/2042	8,519,155	9,017,191
4.000%, 10/01/2025 to 01/01/2044	14,523,085	15,681,357
4.500%, 08/01/2040 to 08/01/2041	18,697,600	20,516,085
5.000%, 05/01/2018 to 04/01/2041	16,089,448	17,952,370
5.500%, 02/01/2018 to 11/01/2039	9,257,900	10,441,519
6.000%, 05/01/2035 to 02/01/2036	5,286,709	6,082,823

The accompanying notes are an integral part of the financial statements.	6

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
6.500%, 02/01/2036 to 06/01/2039		$2,586,269	$2,978,549
7.000%, 04/01/2017 to 06/01/2032		312,506	367,386
7.500%, 09/01/2029 to 08/01/2031		76,199	91,811
Government National
Mortgage Association
4.000%, 02/15/2041		5,422,680	5,826,508
5.000%, 04/15/2035		808,710	905,116
5.500%, 03/15/2035		473,728	540,674
6.000%, 03/15/2033 to 06/15/2033		379,833	442,570
6.500%, 09/15/2028 to 08/15/2031		101,666	119,111
7.000%, 04/15/2029		57,745	68,339
8.000%, 10/15/2026 to 05/15/2029		70,277	83,801
			131,964,336
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $191,913,708)			$198,251,381

FOREIGN GOVERNMENT
OBLIGATIONS - 0.6%
Argentina - 0.2%
City of Buenos Aires
9.950%, 03/01/2017 (S)		620,000	643,250
Republic of Argentina
1.000%, 12/15/2035 (P)	ARS	19,532,033	168,418
8.280%, 12/31/2033 (H)		$455,662	455,890
			1,267,558
Germany - 0.2%
Federal Republic of Germany
6.250%, 01/04/2030	EUR	725,000	1,440,449
Mexico - 0.1%
Government of Mexico
8.000%, 12/07/2023	MXN	11,861,100	887,137
Panama - 0.1%
Republic of Panama
8.875%, 09/30/2027		$344,000	506,540
9.375%, 04/01/2029		130,000	198,900
			705,440
United Kingdom - 0.0%
Government of United Kingdom
6.000%, 12/07/2028	GBP	85,000	190,688
8.000%, 12/07/2015		125,000	195,107
			385,795
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $4,063,562)			$4,686,379

CORPORATE BONDS - 41.8%
Consumer discretionary - 4.7%
21st Century Fox America, Inc.
6.150%, 03/01/2037		$210,000	271,192
6.400%, 12/15/2035		205,000	269,723
6.650%, 11/15/2037		1,000,000	1,348,624
6.750%, 01/09/2038		108,000	144,863
7.750%, 12/01/2045		491,000	740,739
Advance Auto Parts, Inc.
4.500%, 12/01/2023		650,000	697,002
Altice Financing SA
6.500%, 01/15/2022 (S)		230,000	236,469
6.625%, 02/15/2023 (S)		290,000	298,700
Amazon.com, Inc.
4.950%, 12/05/2044		770,000	840,143
AMC Entertainment, Inc.
5.875%, 02/15/2022		555,000	575,813
Argos Merger Sub, Inc.
7.125%, 03/15/2023 (S)		185,000	191,706
AutoNation, Inc.
5.500%, 02/01/2020		925,000	1,013,070
Brinker International, Inc.
3.875%, 05/15/2023		740,000	740,272
CCM Merger, Inc.
9.125%, 05/01/2019 (S)		490,000	534,100
Cleopatra Finance, Ltd.
6.500%, 02/15/2025 (S)		330,000	318,450
Comcast Corp.
6.550%, 07/01/2039		1,000,000	1,366,831
Conn’s, Inc.
7.250%, 07/15/2022 (L)(S)		320,000	288,000
Dana Holding Corp.
6.000%, 09/15/2023		565,000	601,725
Delphi Corp.
5.000%, 02/15/2023		1,505,000	1,614,113
DIRECTV Holdings LLC
3.950%, 01/15/2025		500,000	515,139
DR Horton, Inc.
4.000%, 02/15/2020		240,000	242,400
Family Tree Escrow LLC
5.750%, 03/01/2023 (S)		320,000	336,000
FCA US LLC
8.000%, 06/15/2019		245,000	256,944
Ford Motor Company
4.750%, 01/15/2043		215,000	235,102
Ford Motor Credit Company LLC
5.875%, 08/02/2021		2,644,000	3,112,522
8.000%, 12/15/2016		624,000	691,182
General Motors Company
4.875%, 10/02/2023		610,000	660,456
6.250%, 10/02/2043		560,000	686,106
General Motors Financial Company, Inc.
4.000%, 01/15/2025		825,000	841,431
4.375%, 09/25/2021		485,000	516,641
Grain Spectrum Funding II LLC
3.290%, 10/10/2019 (S)		500,000	500,625
Harley-Davidson Financial Services, Inc.
2.700%, 03/15/2017 (S)		1,000,000	1,028,421
Hot Topic, Inc.
9.250%, 06/15/2021 (S)		325,000	351,813
Hyatt Hotels Corp.
3.375%, 07/15/2023		1,160,000	1,172,306
Jo-Ann Stores Holdings, Inc., PIK
9.750%, 10/15/2019 (S)		715,000	693,550
L Brands, Inc.
6.625%, 04/01/2021		755,000	864,860
Macy’s Retail Holdings, Inc.
7.875%, 08/15/2036		602,000	649,651
MDC Holdings, Inc.
5.500%, 01/15/2024		670,000	653,250
MGM Resorts International
6.000%, 03/15/2023		690,000	708,975
Pearson Funding Five PLC
3.250%, 05/08/2023 (S)		660,000	658,627
QVC, Inc.
4.375%, 03/15/2023		410,000	417,729

The accompanying notes are an integral part of the financial statements.	7

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
QVC, Inc. (continued)
5.125%, 07/02/2022	$360,000	$382,674
5.450%, 08/15/2034	475,000	471,172
Seminole Tribe of Florida, Inc.
6.535%, 10/01/2020 (S)	505,000	542,875
Stackpole International Intermediate
Company SA
7.750%, 10/15/2021 (S)	325,000	321,750
Target Corp.
6.500%, 10/15/2037	657,000	914,242
Time Warner Cable, Inc.
4.500%, 09/15/2042	850,000	878,938
5.500%, 09/01/2041	750,000	860,380
8.250%, 04/01/2019	510,000	623,801
Time Warner Companies, Inc.
7.570%, 02/01/2024	716,000	936,759
Time Warner Entertainment Company LP
8.375%, 07/15/2033	300,000	440,001
Time Warner, Inc.
7.625%, 04/15/2031	451,000	630,643
Toll Brothers Finance Corp.
4.000%, 12/31/2018	600,000	616,500
Tops Holding II Corp.
8.750%, 06/15/2018	340,000	329,800
Viacom, Inc.
4.375%, 03/15/2043	1,142,000	1,064,792
6.125%, 10/05/2017	750,000	830,282
Waterford Gaming LLC
8.625%, 09/15/2049 (S)	404,290	21,804
Yum! Brands, Inc.
3.875%, 11/01/2023	600,000	623,633
5.350%, 11/01/2043	600,000	664,677
6.250%, 03/15/2018	155,000	174,014
6.875%, 11/15/2037	292,000	384,367
		39,598,369
Consumer staples - 1.4%
Alliance One International, Inc.
9.875%, 07/15/2021	970,000	848,750
Anheuser-Busch Companies, Inc.
6.500%, 02/01/2043	540,000	749,600
Bunge, Ltd. Finance Corp.
8.500%, 06/15/2019	405,000	499,058
Constellation Brands, Inc.
4.250%, 05/01/2023	495,000	509,231
4.750%, 11/15/2024	275,000	290,813
CVS Pass-Through Trust
8.353%, 07/10/2031 (S)	1,175,557	1,611,720
Fomento Economico Mexicano SAB
de CV
4.375%, 05/10/2043	1,000,000	980,848
HJ Heinz Company
4.875%, 02/15/2025 (S)	325,000	352,219
HRG Group, Inc.
7.875%, 07/15/2019	410,000	431,525
Kraft Foods Group, Inc.
6.125%, 08/23/2018	817,000	927,497
Prestige Brands, Inc.
5.375%, 12/15/2021 (S)	345,000	349,744
Revlon Consumer Products Corp.
5.750%, 02/15/2021	380,000	392,350
Reynolds American, Inc.
4.850%, 09/15/2023	1,000,000	1,104,899
SABMiller PLC
6.500%, 07/15/2018 (S)	715,000	818,458
Safeway, Inc.
6.350%, 08/15/2017	164,000	175,070
The Kroger Company
7.000%, 05/01/2018	1,105,000	1,260,194
Tops Holding Corp.
8.875%, 12/15/2017	202,000	212,605
Vector Group, Ltd.
7.750%, 02/15/2021	340,000	361,675
		11,876,256
Energy - 5.6%
Anadarko Petroleum Corp.
6.450%, 09/15/2036	1,000,000	1,240,616
Boardwalk Pipelines LP
3.375%, 02/01/2023	850,000	785,963
BP Capital Markets PLC
2.750%, 05/10/2023	530,000	517,017
California Resources Corp.
5.500%, 09/15/2021 (S)	380,000	338,675
6.000%, 11/15/2024 (S)	825,000	722,906
Cameron International Corp.
5.950%, 06/01/2041	1,178,000	1,305,699
Chesapeake Energy Corp.
5.750%, 03/15/2023	740,000	721,500
Cimarex Energy Company
4.375%, 06/01/2024	1,275,000	1,265,438
CNOOC Finance 2003, Ltd.
5.500%, 05/21/2033 (S)	545,000	627,574
CNOOC Finance 2013, Ltd.
3.000%, 05/09/2023	655,000	639,802
Concho Resources, Inc.
5.500%, 04/01/2023	500,000	503,750
Continental Resources, Inc.
5.000%, 09/15/2022	1,175,000	1,158,844
CSI Compressco LP
7.250%, 08/15/2022 (S)	360,000	313,200
DCP Midstream LLC
9.750%, 03/15/2019 (S)	565,000	628,704
DCP Midstream LLC (5.850% to
05/21/2023, then 3 month
LIBOR + 3.850%)
05/21/2043 (S)	1,760,000	1,267,200
DCP Midstream Operating LP
3.875%, 03/15/2023	275,000	247,549
Denbury Resources, Inc.
5.500%, 05/01/2022	370,000	333,000
Devon Energy Corp.
4.000%, 07/15/2021	1,000,000	1,066,646
Devon Financing Corp. ULC
7.875%, 09/30/2031	874,000	1,191,386
Ecopetrol SA
5.875%, 09/18/2023	290,000	311,315
El Paso Pipeline Partners Operating
Company LLC
5.000%, 10/01/2021	500,000	536,342
Enbridge Energy Partners LP
7.500%, 04/15/2038	600,000	750,332
Energen Corp.
4.625%, 09/01/2021	500,000	470,397
Energy Transfer Partners LP
4.150%, 10/01/2020	1,000,000	1,049,815
9.700%, 03/15/2019	535,000	672,486

The accompanying notes are an integral part of the financial statements.	8

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Enterprise Products Operating LLC
6.650%, 04/15/2018	$750,000	$855,927
6.875%, 03/01/2033	471,000	618,351
Enterprise Products Operating LLC
(7.000% to 06/01/2017, then 3 month
LIBOR + 2.778%)
06/01/2067	840,000	850,500
Enterprise Products Operating LLC
(8.375% to 08/01/2016, then 3 month
LIBOR + 3.708%)
08/01/2066	610,000	642,788
EP Energy LLC
7.750%, 09/01/2022	265,000	270,300
EV Energy Partners LP
8.000%, 04/15/2019	505,000	459,550
Freeport-McMoran Oil & Gas LLC
6.750%, 02/01/2022	629,000	666,740
6.875%, 02/15/2023	228,000	241,965
FTS International, Inc.
6.250%, 05/01/2022 (S)	270,000	198,450
Halcon Resources Corp.
8.875%, 05/15/2021 (L)	450,000	313,875
Hess Corp.
5.600%, 02/15/2041	800,000	873,768
Jones Energy Holdings LLC
6.750%, 04/01/2022	210,000	196,350
Kerr-McGee Corp.
6.950%, 07/01/2024	510,000	638,218
Kinder Morgan Energy Partners LP
4.150%, 03/01/2022	500,000	514,835
5.800%, 03/15/2035	402,000	442,409
7.300%, 08/15/2033	603,000	728,376
7.750%, 03/15/2032	210,000	260,632
Kinder Morgan, Inc.
4.300%, 06/01/2025	1,205,000	1,236,865
Kosmos Energy, Ltd.
7.875%, 08/01/2021 (S)	310,000	285,975
Lukoil International Finance BV
3.416%, 04/24/2018 (S)	950,000	874,713
Marathon Oil Corp.
6.800%, 03/15/2032	785,000	964,302
MarkWest Energy Partners LP
4.875%, 12/01/2024	235,000	240,264
6.500%, 08/15/2021 (L)	369,000	386,528
MPLX LP
4.000%, 02/15/2025	225,000	226,800
Newfield Exploration Company
5.625%, 07/01/2024	500,000	520,000
5.750%, 01/30/2022	645,000	672,413
Nexen Energy ULC
5.875%, 03/10/2035	598,000	709,137
6.400%, 05/15/2037	775,000	981,410
Noble Holding International, Ltd.
5.250%, 03/15/2042	500,000	383,848
Nostrum Oil & Gas Finance BV
6.375%, 02/14/2019 (S)	450,000	386,955
ONEOK Partners LP
6.650%, 10/01/2036	835,000	886,711
Pacific Rubiales Energy Corp.
5.125%, 03/28/2023 (S)	400,000	233,000
5.375%, 01/26/2019 (S)	485,000	320,100
Petro-Canada
6.050%, 05/15/2018	745,000	837,174
Petroleos Mexicanos
4.250%, 01/15/2025 (S)	190,000	192,575
4.875%, 01/24/2022	330,000	350,213
Plains All American Pipeline LP
4.900%, 02/15/2045	750,000	788,681
Regency Energy Partners LP
5.000%, 10/01/2022	145,000	150,800
5.500%, 04/15/2023	600,000	619,500
5.875%, 03/01/2022	145,000	157,325
RKI Exploration & Production LLC
8.500%, 08/01/2021 (S)	310,000	294,500
Rowan Companies, Inc.
4.875%, 06/01/2022	375,000	360,427
Spectra Energy Capital LLC
6.750%, 02/15/2032	589,000	706,994
Summit Midstream Holdings LLC
7.500%, 07/01/2021	230,000	239,200
Sunoco Logistics Partners Operations LP
3.450%, 01/15/2023	1,080,000	1,062,633
Talisman Energy, Inc.
6.250%, 02/01/2038	525,000	567,709
Teine Energy, Ltd.
6.875%, 09/30/2022 (S)	315,000	286,650
TerraForm Power Operating LLC
5.875%, 02/01/2023 (S)	165,000	171,188
Tullow Oil PLC
6.000%, 11/01/2020 (S)	380,000	330,600
6.250%, 04/15/2022 (S)	375,000	324,375
Williams Partners LP
4.300%, 03/04/2024	700,000	698,478
4.875%, 05/15/2023 to 03/15/2024	1,255,000	1,261,900
WPX Energy, Inc.
5.250%, 09/15/2024	185,000	162,708
6.000%, 01/15/2022	350,000	325,500
		46,637,341
Financials - 16.8%
Allied World Assurance Company
Holdings, Ltd.
7.500%, 08/01/2016	505,000	545,030
American Express Bank FSB
6.000%, 09/13/2017	585,000	648,306
American International Group, Inc.
4.125%, 02/15/2024	375,000	405,947
6.250%, 03/15/2087	100,000	113,966
6.400%, 12/15/2020	292,000	353,704
American International Group, Inc.
(8.175% to 05/15/2038, then 3 month
LIBOR + 4.195%)
05/15/2068	69,000	97,845
American Tower Corp.
3.400%, 02/15/2019	390,000	402,747
4.700%, 03/15/2022	490,000	525,505
5.000%, 02/15/2024	670,000	732,641
5.900%, 11/01/2021	800,000	922,091
Aquarius + Investments PLC (6.375% to
09/01/2019, then 5 Year U.S. Swap
Rate + 5.210%)
09/01/2024	335,000	358,615
ARC Properties Operating Partnership LP
2.000%, 02/06/2017	600,000	581,250
4.600%, 02/06/2024	787,000	765,358
Ares Capital Corp.
3.875%, 01/15/2020	645,000	656,290

The accompanying notes are an integral part of the financial statements.	9

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Assurant, Inc.
4.000%, 03/15/2023		$1,260,000	$1,314,063
Assured Guaranty US Holdings, Inc.
5.000%, 07/01/2024 (L)		660,000	706,338
AvalonBay Communities, Inc.
5.700%, 03/15/2017		750,000	812,453
AXA SA
8.600%, 12/15/2030		360,000	503,820
AXA SA (6.379% to 12/14/2036, then
3 month LIBOR + 2.256%)
12/31/2049 (S)		365,000	408,117
AXA SA (6.463% to 12/14/2018, then
3 month LIBOR + 1.449%)
12/29/2049 (S)		1,440,000	1,528,200
Banco do Brasil SA (6.250% to
04/15/2024, then 10 Year
U.S. Treasury + 4.398%)
10/29/2049 (S)		665,000	444,686
Banco Santander Brasil SA
8.000%, 03/18/2016 (S)	BRL	750,000	220,896
Bank of America Corp.
3.625%, 03/17/2016		$550,000	563,493
4.200%, 08/26/2024		370,000	382,789
4.250%, 10/22/2026		400,000	412,937
5.000%, 05/13/2021		1,800,000	2,031,804
5.650%, 05/01/2018		1,000,000	1,109,099
6.875%, 04/25/2018		810,000	926,386
7.625%, 06/01/2019		1,065,000	1,285,440
Bank of America Corp. (6.250% to
09/05/2024, then 3 month
LIBOR + 3.705%)
09/29/2049		650,000	662,188
Bank of America Corp. (8.000% to
01/30/2018, then 3 month
LIBOR + 3.630%)
12/31/2049		595,000	638,881
Barclays Bank PLC
10.179%, 06/12/2021 (S)		720,000	984,938
Boston Properties LP
3.700%, 11/15/2018		1,043,000	1,110,849
BPCE SA
4.500%, 03/15/2025 (S)		660,000	671,683
5.700%, 10/22/2023 (S)		800,000	884,755
Capital One Financial Corp.
2.450%, 04/24/2019		700,000	708,324
3.500%, 06/15/2023		1,023,000	1,050,190
4.750%, 07/15/2021		700,000	784,863
Citigroup, Inc.
3.500%, 05/15/2023		1,060,000	1,057,065
4.450%, 01/10/2017		1,350,000	1,422,639
4.500%, 01/14/2022		1,000,000	1,104,022
5.375%, 08/09/2020		195,000	222,793
CNA Financial Corp.
6.500%, 08/15/2016		1,310,000	1,403,220
7.250%, 11/15/2023		645,000	802,586
Columbia Property Trust Operating
Partnership Lp
4.150%, 04/01/2025		600,000	616,743
Commerzbank AG
8.125%, 09/19/2023 (S)		865,000	1,029,350
Corrections Corp. of America
4.625%, 05/01/2023		440,000	440,000
Credit Acceptance Corp.
6.125%, 02/15/2021		635,000	608,013
Credit Agricole SA
4.375%, 03/17/2025 (S)		600,000	606,691
Credit Agricole SA (6.625% to
09/23/2019, then 5 Year U.S. Swap
Rate + 4.697%)
12/31/2049 (S)		665,000	666,663
Credit Agricole SA (7.875% to
01/23/2024, then 5 Year U.S. Swap
Rate + 4.898%)
01/29/2049 (S)		835,000	884,303
Credit Agricole SA (8.125% to
09/19/2018, then 5 Year U.S. Swap
Rate + 6.283%)
09/19/2033 (S)		350,000	397,688
Credit Suisse Group AG (7.500% to
12/11/2023, then 5 Year U.S. Swap
Rate + 4.598%)
12/31/2049 (S)		435,000	467,081
Credito Real SAB de CV
7.500%, 03/13/2019 (L)(S)		600,000	614,700
Crown Castle Towers LLC
4.883%, 08/15/2040 (S)		750,000	823,503
6.113%, 01/15/2040 (S)		620,000	707,267
DDR Corp.
3.500%, 01/15/2021		650,000	673,112
7.500%, 04/01/2017		1,130,000	1,256,073
Discover Financial Services
3.950%, 11/06/2024		510,000	524,488
5.200%, 04/27/2022		610,000	679,217
Doric Nimrod Air Alpha 2013-1 Class A
Pass Through Trust
5.250%, 05/30/2025 (S)		556,948	593,149
Doric Nimrod Air Alpha 2013-1 Class B
Pass Through Trust
6.125%, 11/30/2021 (S)		256,388	270,490
Doric Nimrod Air Finance Alpha, Ltd.
2012-1 Class A Pass Through Trust
5.125%, 11/30/2024 (S)		428,302	454,332
Dresdner Bank AG
7.250%, 09/15/2015		627,000	642,245
Education Realty Operating
Partnership LP
4.600%, 12/01/2024		405,000	421,329
Enova International, Inc.
9.750%, 06/01/2021 (S)		545,000	517,750
EPR Properties
7.750%, 07/15/2020		921,000	1,113,199
Equity Commonwealth
5.875%, 09/15/2020		700,000	777,673
ERP Operating LP
5.750%, 06/15/2017		1,000,000	1,095,353
Essex Portfolio LP
5.500%, 03/15/2017		906,000	975,613
Fifth Third Bancorp (5.100% to
06/30/2023, then 3 month
LIBOR + 3.033%)
12/31/2049		600,000	570,000
FS Investment Corp.
4.000%, 07/15/2019		660,000	670,588
General Electric Capital Corp.
0.737%, 08/15/2036 (P)		695,000	603,466

The accompanying notes are an integral part of the financial statements.	10

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
General Electric Capital Corp. (continued)
5.550%, 05/04/2020	$645,000	$750,136
General Electric Capital Corp. (7.125%
until 06/15/2022, then 3 month
LIBOR + 5.296%)
12/31/2049	800,000	939,000
Genworth Holdings, Inc.
4.800%, 02/15/2024	500,000	420,625
Goodman Funding Pty, Ltd.
6.375%, 04/15/2021 (S)	590,000	692,089
Hartford Financial Services Group, Inc.
5.500%, 03/30/2020	1,000,000	1,148,102
6.625%, 03/30/2040	500,000	670,608
HBOS PLC
6.000%, 11/01/2033 (S)	650,000	768,151
6.750%, 05/21/2018 (S)	1,145,000	1,280,870
HCP, Inc.
3.875%, 08/15/2024	800,000	812,962
Healthcare Realty Trust, Inc.
5.750%, 01/15/2021	1,000,000	1,129,775
Highwoods Realty LP
5.850%, 03/15/2017	465,000	501,691
HSBC Holdings PLC (6.375% to
09/17/2024, then 5 Year
U.S. ISDAFIX + 3.705%)
12/31/2049	300,000	306,375
ICICI Bank, Ltd.
4.700%, 02/21/2018 (S)	250,000	265,181
5.750%, 11/16/2020 (S)	445,000	505,247
ING Bank NV
5.800%, 09/25/2023 (S)	725,000	820,786
Invesco Finance PLC
3.125%, 11/30/2022	850,000	858,715
Iron Mountain, Inc.
5.750%, 08/15/2024	555,000	561,938
6.000%, 08/15/2023	590,000	622,450
iStar Financial, Inc.
5.000%, 07/01/2019	210,000	210,000
Jefferies Group LLC
5.125%, 04/13/2018	600,000	630,784
6.875%, 04/15/2021	725,000	819,620
8.500%, 07/15/2019	900,000	1,076,409
JPMorgan Chase & Co.
3.375%, 05/01/2023	1,250,000	1,258,408
4.125%, 12/15/2026	600,000	622,019
4.500%, 01/24/2022	1,300,000	1,436,842
4.625%, 05/10/2021	1,195,000	1,331,431
6.300%, 04/23/2019	1,000,000	1,161,636
JPMorgan Chase & Co. (5.000% to
07/01/2019, then 3 month
LIBOR + 3.320%)
12/29/2049	790,000	776,136
JPMorgan Chase & Co. (5.150% to
05/01/2023, then 3 month
LIBOR + 3.250%)
12/29/2049	510,000	497,888
JPMorgan Chase & Co. (6.750% to
02/01/2024, then 3 month
LIBOR + 3.780%)
01/29/2049	1,145,000	1,242,325
JPMorgan Chase & Co. (7.900% to
04/30/2018, then 3 month
LIBOR + 3.470%)
04/29/2049	730,000	785,663
Kimco Realty Corp.
6.875%, 10/01/2019	755,000	898,507
Legg Mason, Inc.
3.950%, 07/15/2024	660,000	688,684
Leucadia National Corp.
5.500%, 10/18/2023	1,885,000	1,944,602
Liberty Mutual Group, Inc.
4.250%, 06/15/2023 (S)	1,000,000	1,065,133
Liberty Mutual Group, Inc. (7.800% to
03/15/2037, then 3 month LIBOR
+ 3.576%)
7.800%, 03/07/2087 (S)	665,000	812,963
Liberty Property LP
5.500%, 12/15/2016	800,000	850,226
Lincoln National Corp.
6.250%, 02/15/2020	1,000,000	1,178,200
Lloyds Banking Group PLC (7.500% to
06/27/2024, then 5 Year U.S. Swap
Rate + 4.760%)
12/31/2049	550,000	584,375
Loews Corp.
2.625%, 05/15/2023	630,000	615,132
Macquarie Group, Ltd.
3.000%, 12/03/2018 (S)	650,000	667,748
Manufacturers & Traders Trust Company
(5.629% to 12/01/2016, then 3 month
LIBOR + 6.400%)
12/01/2021	735,000	763,298
Markel Corp.
5.000%, 03/30/2043	1,270,000	1,398,985
5.350%, 06/01/2021	800,000	906,028
MetLife, Inc.
3.000%, 03/01/2025	300,000	300,655
6.400%, 12/15/2066	390,000	462,150
Mizuho Financial Group Cayman 3, Ltd.
4.600%, 03/27/2024 (S)	620,000	665,747
Montpelier Re Holdings, Ltd.
4.700%, 10/15/2022	1,080,000	1,138,804
Morgan Stanley
3.750%, 02/25/2023	1,250,000	1,310,066
4.100%, 05/22/2023	1,895,000	1,972,147
4.300%, 01/27/2045	360,000	373,087
5.500%, 01/26/2020	435,000	495,384
5.550%, 04/27/2017	380,000	411,059
5.950%, 12/28/2017	565,000	626,286
6.625%, 04/01/2018	470,000	534,476
7.300%, 05/13/2019	1,310,000	1,567,174
Morgan Stanley (5.450% to 07/15/2019,
then 3 month LIBOR + 3.610%)
12/31/2049	710,000	715,325
MPT Operating Partnership LP
6.375%, 02/15/2022	385,000	416,840
6.875%, 05/01/2021	295,000	317,494
MSCI, Inc.
5.250%, 11/15/2024 (S)	50,000	51,688
NANA Development Corp.
9.500%, 03/15/2019 (S)	330,000	305,250
National Retail Properties, Inc.
3.300%, 04/15/2023	1,260,000	1,258,298

The accompanying notes are an integral part of the financial statements.	11

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Nationstar Mortgage LLC
7.875%, 10/01/2020	$520,000	$533,000
9.625%, 05/01/2019 (L)	400,000	427,000
Nationwide Mutual Insurance Company
(5.810% to 12/15/2014, then 3 month
LIBOR + 2.290%)
12/15/2024 (S)	1,130,000	1,129,905
Nippon Life Insurance Company (5.000%
to 10/18/2022, then 3 month
LIBOR + 4.240%)
10/18/2042 (S)	445,000	478,375
Nippon Life Insurance Company (5.100%
to 10/16/2024, then 5 Year
U.S. ISDAFIX + 3.650%)
10/16/2044 (S)	560,000	606,900
Oil Casualty Insurance, Ltd.
8.000%, 09/15/2034 (S)	1,127,000	1,421,504
Omega Healthcare Investors, Inc.
4.500%, 01/15/2025 (S)	415,000	417,739
4.950%, 04/01/2024	995,000	1,048,332
Pacific LifeCorp.
6.000%, 02/10/2020 (S)	345,000	394,601
Piedmont Operating Partnership LP
4.450%, 03/15/2024	500,000	520,708
Prudential Financial, Inc. (5.875% to
09/01/2022, then 3 month
LIBOR + 4.175%)
09/15/2042	206,000	223,768
Rabobank Nederland NV
3.875%, 02/08/2022	1,245,000	1,339,853
Rabobank Nederland NV (11.000% to
06/30/2019, then 3 month
LIBOR + 10.868%)
12/29/2049 (S)	702,000	903,825
Realty Income Corp.
5.375%, 09/15/2017	1,250,000	1,360,498
Sirius International Group, Ltd. (7.506%
to 06/30/2017, then 3 month
LIBOR + 3.200%)
12/31/2049 (S)	2,130,000	2,244,488
SL Green Realty Corp.
7.750%, 03/15/2020	775,000	940,749
Societe Generale SA (8.250% to
11/29/2018, then 5 Year U.S. Swap
Rate + 6.394%)
12/31/2049	575,000	610,938
Stifel Financial Corp.
4.250%, 07/18/2024	1,270,000	1,296,410
Synovus Financial Corp.
7.875%, 02/15/2019	260,000	291,200
Teachers Insurance & Annuity Association
of America
6.850%, 12/16/2039 (S)	825,000	1,149,770
The Bear Stearns Companies LLC
7.250%, 02/01/2018	405,000	466,196
The Charles Schwab Corp. (7.000% to
02/01/2022, then 3 month
LIBOR + 4.820%)
12/31/2049	1,000,000	1,180,000
The Goldman Sachs Group, Inc.
3.625%, 01/22/2023	1,200,000	1,241,248
5.250%, 07/27/2021	1,635,000	1,859,347
5.750%, 01/24/2022	160,000	186,777
5.950%, 01/18/2018	725,000	806,737
6.150%, 04/01/2018	1,000,000	1,124,074
The PNC Financial Services Group, Inc.
4.482%, 05/29/2049 (P)	400,000	400,800
The PNC Financial Services Group, Inc.
(4.850% to 06/01/2023, then 3 month
LIBOR + 3.040%)
05/29/2049 (L)	475,000	463,125
The PNC Financial Services Group, Inc.
(6.750% to 08/01/2021, then 3 month
LIBOR + 3.678%)
12/31/2049	720,000	801,000
Transatlantic Holdings, Inc.
5.750%, 12/14/2015	255,000	262,792
USB Realty Corp.
1.400%, 12/29/2049 (P)(S)	310,000	282,100
USI, Inc.
7.750%, 01/15/2021 (S)	455,000	466,375
Ventas Realty LP
3.750%, 05/01/2024	250,000	256,829
4.750%, 06/01/2021	685,000	756,223
Vornado Realty LP
5.000%, 01/15/2022	1,250,000	1,388,369
Voya Financial, Inc. (5.650% to
05/15/2023, then 3 month
LIBOR + 3.580%)
05/15/2053	1,020,000	1,065,900
Weingarten Realty Investors
3.375%, 10/15/2022	1,050,000	1,048,096
Wells Fargo & Company
3.450%, 02/13/2023	900,000	920,885
Wells Fargo & Company (5.875% to
06/15/2025, then 3 month
LIBOR + 3.990%)
12/29/2049	485,000	512,985
Wells Fargo & Company (5.900% to
06/15/2024, then 3 month
LIBOR + 3.110%)
12/29/2049	940,000	978,775
Wells Fargo & Company, Series K
(7.980% to 03/15/2018, then 3 month
LIBOR + 3.770%)
03/29/2049	1,062,000	1,162,890
Wells Fargo Bank NA
5.850%, 02/01/2037	400,000	516,117
Willis Group Holdings PLC
5.750%, 03/15/2021	1,350,000	1,520,508
XLIT, Ltd.
4.450%, 03/31/2025	180,000	181,165
		140,357,440
Health care - 1.6%
Actavis Funding SCS
3.800%, 03/15/2025	450,000	464,038
Agilent Technologies, Inc.
3.875%, 07/15/2023	670,000	687,005
Alere, Inc.
7.250%, 07/01/2018	390,000	413,888
Anthem, Inc.
6.375%, 06/15/2037	1,000,000	1,300,270
Cigna Corp.
4.500%, 03/15/2021	1,100,000	1,234,991

The accompanying notes are an integral part of the financial statements.	12

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Covenant Surgical Partners, Inc.
8.750%, 08/01/2019 (S)	$239,000	$240,195
Crimson Merger Sub, Inc.
6.625%, 05/15/2022 (S)	470,000	417,125
Endo Finance LLC
6.000%, 02/01/2025 (S)	220,000	225,500
7.250%, 01/15/2022 (S)	440,000	466,950
Grifols Worldwide Operations, Ltd.
5.250%, 04/01/2022 (S)	475,000	482,719
HCA, Inc.
5.250%, 04/15/2025	520,000	561,600
7.500%, 02/15/2022	380,000	443,175
Mallinckrodt International Finance SA
5.750%, 08/01/2022 (S)	465,000	480,113
Medco Health Solutions, Inc.
7.125%, 03/15/2018	325,000	374,575
Medtronic, Inc.
4.625%, 03/15/2045 (S)	610,000	691,501
Mylan, Inc.
2.600%, 06/24/2018	670,000	684,049
7.875%, 07/15/2020 (S)	695,000	734,275
Select Medical Corp.
6.375%, 06/01/2021	440,000	435,325
Teva Pharmaceutical Finance
Company LLC
6.150%, 02/01/2036	49,000	62,589
UnitedHealth Group, Inc.
5.800%, 03/15/2036	540,000	696,128
Valeant Pharmaceuticals International, Inc.
5.500%, 03/01/2023 (S)	170,000	171,913
5.625%, 12/01/2021 (S)	275,000	279,125
7.500%, 07/15/2021 (S)	325,000	351,507
VRX Escrow Corp.
6.125%, 04/15/2025 (S)	265,000	274,606
WellCare Health Plans, Inc.
5.750%, 11/15/2020	270,000	283,500
Zimmer Holdings, Inc.
3.550%, 04/01/2025	650,000	662,939
		13,119,601
Industrials - 4.1%
Ahern Rentals, Inc.
9.500%, 06/15/2018 (L)(S)	240,000	254,100
Air Lease Corp.
3.375%, 01/15/2019	585,000	596,700
3.875%, 04/01/2021	340,000	350,200
4.750%, 03/01/2020	805,000	864,369
5.625%, 04/01/2017	235,000	251,156
Aircastle, Ltd.
5.500%, 02/15/2022	325,000	345,719
6.250%, 12/01/2019	265,000	291,500
7.625%, 04/15/2020	205,000	235,750
American Airlines 2011-1 Class B Pass
Through Trust
7.000%, 07/31/2019 (S)	934,720	1,014,172
American Airlines 2013-2 Class A Pass
Through Trust
4.950%, 07/15/2024	485,395	531,507
American Airlines 2013-2 Class B Pass
Through Trust
5.600%, 01/15/2022 (S)	261,117	272,868
American Airlines 2015-1 Class B Pass
Through Trust
3.700%, 11/01/2024	875,000	878,281
Ashtead Capital, Inc.
5.625%, 10/01/2024 (S)	315,000	327,994
British Airways PLC 2013-1 Class A Pass
Through Trust
4.625%, 06/20/2024 (S)	967,660	1,042,654
British Airways PLC 2013-1 Class B Pass
Through Trust
5.625%, 12/20/2021 (S)	271,366	289,004
Casella Waste Systems, Inc.
7.750%, 02/15/2019	495,000	495,000
Continental Airlines 1998-1 Class A Pass
Through Trust
6.648%, 03/15/2019	111,754	116,504
Continental Airlines 1999-1 Class A Pass
Through Trust
6.545%, 08/02/2020	229,460	251,671
Continental Airlines 2000-2 Class B Pass
Through Trust
8.307%, 10/02/2019	67,359	73,926
Continental Airlines 2007-1 Class A Pass
Through Trust
5.983%, 10/19/2023	482,974	543,950
Continental Airlines 2012-1 Class B Pass
Through Trust
6.250%, 10/11/2021	262,871	280,615
Delta Air Lines 2002-1 Class G-1 Pass
Through Trust
6.718%, 07/02/2024	751,887	870,309
Delta Air Lines 2007-1 Class A Pass
Through Trust
6.821%, 02/10/2024	895,583	1,051,236
Delta Air Lines 2010-1 Class A Pass
Through Trust
6.200%, 01/02/2020	241,214	265,335
Embraer Overseas, Ltd.
5.696%, 09/16/2023 (S)	352,000	376,165
Empresa de Transporte de Pasajeros
Metro SA
4.750%, 02/04/2024 (S)	340,000	364,827
Florida East Coast Holdings Corp.
6.750%, 05/01/2019 (S)	400,000	403,000
General Electric Company
2.700%, 10/09/2022	1,100,000	1,118,813
Global Ship Lease, Inc.
10.000%, 04/01/2019 (S)	200,000	209,000
Huntington Ingalls Industries, Inc.
5.000%, 12/15/2021 (S)	515,000	536,888
7.125%, 03/15/2021	385,000	413,875
International Lease Finance Corp.
7.125%, 09/01/2018 (S)	305,000	342,363
JB Hunt Transport Services, Inc.
3.850%, 03/15/2024	700,000	740,880
Lockheed Martin Corp.
2.900%, 03/01/2025	860,000	869,464
Masco Corp.
4.450%, 04/01/2025	190,000	196,175
7.125%, 03/15/2020	360,000	422,100
Navios South American Logistics, Inc.
7.250%, 05/01/2022 (S)	540,000	523,800
Northwest Airlines 2007-1 Class A Pass
Through Trust
7.027%, 05/01/2021	288,797	334,803

The accompanying notes are an integral part of the financial statements.	13

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Odebrecht Finance, Ltd.
7.125%, 06/26/2042 (S)		$475,000	$394,844
7.500%, 09/29/2049 (S)		265,000	219,950
8.250%, 04/25/2018 (S)	BRL	600,000	139,117
Odebrecht Offshore Drilling Finance, Ltd.
6.625%, 10/01/2023 (S)		$189,800	145,197
Owens Corning
4.200%, 12/15/2022		585,000	610,481
Penske Truck Leasing Company LP
3.375%, 02/01/2022 (S)		940,000	939,710
Ryder System, Inc.
2.450%, 11/15/2018		900,000	915,360
Safway Group Holding LLC
7.000%, 05/15/2018 (S)		250,000	247,500
SPL Logistics Escrow LLC
8.875%, 08/01/2020 (S)		251,000	264,178
Stanley Black & Decker, Inc.
5.750%, 12/15/2053 (P)		650,000	699,985
Tenedora Nemak SA de CV
5.500%, 02/28/2023 (S)		400,000	412,000
Textron Financial Corp. (6.000% to
02/15/2017, then 3 month
LIBOR + 1.735%)
02/15/2067 (S)		2,955,000	2,644,725
Textron, Inc.
3.875%, 03/01/2025		250,000	258,262
7.250%, 10/01/2019		345,000	409,882
The Dun & Bradstreet Corp.
4.375%, 12/01/2022		700,000	735,246
Trinity Industries, Inc.
4.550%, 10/01/2024		530,000	532,831
Tutor Perini Corp.
7.625%, 11/01/2018		650,000	674,375
Tyco Electronics Group SA
4.875%, 01/15/2021		500,000	561,897
6.550%, 10/01/2017		945,000	1,059,271
UAL 2009-1 Pass Through Trust
10.400%, 05/01/2018		65,401	71,372
UAL 2009-2A Pass Through Trust
9.750%, 07/15/2018		230,316	255,650
Union Pacific Corp.
4.163%, 07/15/2022		1,137,000	1,272,175
United Airlines 2014-2 Class A Pass
Through Trust
3.750%, 03/03/2028		660,000	688,050
United Airlines 2014-2 Class B Pass
Through Trust
4.625%, 03/03/2024		375,000	377,344
United Rentals North America, Inc.
5.500%, 07/15/2025		390,000	397,800
5.750%, 11/15/2024		445,000	459,463
US Airways 2010-1 Class A Pass
Through Trust
6.250%, 10/22/2024		615,365	698,440
			34,431,778
Information technology - 0.6%
Ancestry.com Holdings LLC, PIK
9.625%, 10/15/2018 (S)		280,000	282,100
Ancestry.com, Inc.
11.000%, 12/15/2020		430,000	477,300
Blackboard, Inc.
7.750%, 11/15/2019 (S)		185,000	177,600
Micron Technology, Inc.
5.875%, 02/15/2022		550,000	580,531
Sixsigma Networks Mexico SA de CV
8.250%, 11/07/2021 (S)		415,000	433,800
Tyco Electronics Group SA
2.375%, 12/17/2018		980,000	998,274
VeriSign, Inc.
5.250%, 04/01/2025 (S)		400,000	409,000
XLIT, Ltd.
5.750%, 10/01/2021		1,000,000	1,176,339
Zebra Technologies Corp.
7.250%, 10/15/2022 (S)		335,000	360,963
			4,895,907
Materials - 2.1%
Alcoa, Inc.
5.125%, 10/01/2024		715,000	765,273
5.720%, 02/23/2019		560,000	613,786
Allegheny Technologies, Inc.
9.375%, 06/01/2019		905,000	1,083,738
American Gilsonite Company
11.500%, 09/01/2017 (S)		590,000	544,275
ArcelorMittal
10.600%, 06/01/2019		365,000	446,441
Ardagh Finance Holdings SA, PIK
8.625%, 06/15/2019 (S)		365,345	380,646
Braskem Finance, Ltd.
7.000%, 05/07/2020 (S)		685,000	691,850
Cemex SAB de CV
6.125%, 05/05/2025 (S)		500,000	504,850
6.500%, 12/10/2019 (S)		500,000	531,250
Commercial Metals Company
7.350%, 08/15/2018		320,000	344,800
Eastman Chemical Company
4.500%, 01/15/2021		1,000,000	1,094,765
Glencore Finance Canada, Ltd.
4.250%, 10/25/2022 (S)		300,000	308,405
Glencore Funding LLC
4.125%, 05/30/2023 (S)		590,000	600,852
Incitec Pivot Finance LLC
6.000%, 12/10/2019 (S)		330,000	370,948
Magnesita Finance, Ltd.
8.625%, 04/29/2049 (S)		540,000	421,200
Methanex Corp.
5.650%, 12/01/2044		450,000	472,682
MMC Norilsk Nickel OJSC
5.550%, 10/28/2020 (S)		335,000	320,806
NOVA Chemicals Corp.
5.000%, 05/01/2025 (S)		815,000	851,675
Platform Specialty Products Corp.
6.500%, 02/01/2022		765,000	799,425
Rain CII Carbon LLC
8.000%, 12/01/2018 (S)		415,000	394,250
8.250%, 01/15/2021 (S)		275,000	256,438
Rockwood Specialties Group, Inc.
4.625%, 10/15/2020		830,000	864,238
Tekni-Plex, Inc.
9.750%, 06/01/2019 (S)		312,000	335,400
The Dow Chemical Company
3.000%, 11/15/2022		270,000	272,328
4.125%, 11/15/2021		1,000,000	1,086,685
The Mosaic Company
4.250%, 11/15/2023		1,300,000	1,386,408

The accompanying notes are an integral part of the financial statements.	14

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Valspar Corp.
4.200%, 01/15/2022	$1,000,000	$1,062,749
Vedanta Resources PLC
7.125%, 05/31/2023 (S)	400,000	331,000
Vulcan Materials Company
4.500%, 04/01/2025	375,000	380,625
Wise Metals Group LLC
8.750%, 12/15/2018 (S)	360,000	382,500
		17,900,288
Telecommunication services - 2.5%
AT&T, Inc.
4.350%, 06/15/2045	285,000	273,525
5.350%, 09/01/2040	580,000	633,028
CenturyLink, Inc.
5.625%, 04/01/2020	190,000	199,500
5.800%, 03/15/2022	630,000	655,988
7.600%, 09/15/2039	1,405,000	1,439,247
Columbus International, Inc.
7.375%, 03/30/2021 (S)	200,000	210,250
Comcel Trust
6.875%, 02/06/2024 (S)	900,000	958,950
Deutsche Telekom International
Finance BV
8.750%, 06/15/2030	758,000	1,153,073
Digicel Group, Ltd.
8.250%, 09/30/2020 (S)	550,000	550,825
Digicel, Ltd.
6.750%, 03/01/2023 (S)	300,000	290,625
GCI, Inc.
6.875%, 04/15/2025 (S)	345,000	347,588
GTP Acquisition Partners I LLC
4.704%, 05/15/2018 (S)	2,000,000	2,046,088
Millicom International Cellular SA
4.750%, 05/22/2020 (S)	545,000	533,555
6.625%, 10/15/2021 (S)	450,000	475,313
MTN Mauritius Investments, Ltd.
4.755%, 11/11/2024 (S)	260,000	261,170
PAETEC Holding Corp.
9.875%, 12/01/2018	301,000	317,931
SBA Tower Trust
2.933%, 12/15/2017 (S)	540,000	546,416
3.598%, 04/15/2043 (S)	505,000	504,858
5.101%, 04/15/2042 (S)	410,000	428,799
SoftBank Corp.
4.500%, 04/15/2020 (S)	505,000	515,731
Sprint Capital Corp.
6.875%, 11/15/2028	750,000	688,125
T-Mobile USA, Inc.
6.125%, 01/15/2022	225,000	232,031
6.250%, 04/01/2021	275,000	286,000
Telecom Italia Capital SA
6.999%, 06/04/2018	405,000	450,816
7.200%, 07/18/2036	430,000	484,825
Verizon Communications, Inc.
4.272%, 01/15/2036 (S)	2,311,000	2,293,557
4.400%, 11/01/2034	400,000	407,500
4.522%, 09/15/2048 (S)	978,000	970,358
4.672%, 03/15/2055 (S)	397,000	388,848
5.012%, 08/21/2054	726,000	753,384
6.550%, 09/15/2043	433,000	562,241
Wind Acquisition Finance SA
7.375%, 04/23/2021 (S)	425,000	440,938
Windstream Corp.
7.500%, 06/01/2022	550,000	530,750
		20,831,833
Utilities - 2.4%
Arizona Public Service Company
5.500%, 09/01/2035	1,118,000	1,406,711
Beaver Valley II Funding Corp.
9.000%, 06/01/2017	93,000	100,440
BVPS II Funding Corp.
8.890%, 06/01/2017	266,000	281,820
CenterPoint Energy Houston Electric LLC
6.950%, 03/15/2033	535,000	763,392
CMS Energy Corp.
5.050%, 03/15/2022	510,000	583,294
DTE Gas Company
5.700%, 03/15/2033	740,000	891,697
Dynegy Finance I, Inc.
6.750%, 11/01/2019 (S)	180,000	186,300
7.625%, 11/01/2024 (S)	805,000	843,238
Electricite de France SA (5.250% to
01/29/2023, then 10 Year U.S. Swap
Rate +3.709%)
01/29/2049 (S)	685,000	714,798
Empresa Electrica Angamos SA
4.875%, 05/25/2029 (S)	525,000	519,225
Entergy Corp.
4.700%, 01/15/2017	1,000,000	1,051,366
Integrys Energy Group, Inc. (6.110% to
12/01/2016, then 3 month
LIBOR + 2.120%)
12/01/2066	778,000	762,440
Israel Electric Corp., Ltd.
5.625%, 06/21/2018 (S)	650,000	691,233
6.875%, 06/21/2023 (S)	330,000	381,947
7.250%, 01/15/2019 (S)	520,000	583,700
NextEra Energy Capital Holdings, Inc.
(6.650% to 06/15/2017, then 3 month
LIBOR + 2.125%)
06/15/2067	140,000	139,300
NiSource Finance Corp.
4.800%, 02/15/2044	1,860,000	2,091,285
6.400%, 03/15/2018	672,000	763,921
NRG Energy, Inc.
7.625%, 01/15/2018	520,000	572,650
8.250%, 09/01/2020	425,000	449,969
NRG Yield Operating LLC
5.375%, 08/15/2024 (S)	645,000	670,800
Oncor Electric Delivery Company LLC
4.100%, 06/01/2022	750,000	822,504
PPL Capital Funding, Inc.
3.400%, 06/01/2023	1,160,000	1,202,734
PPL Capital Funding, Inc. (6.700% to
03/30/2017, then 3 month
LIBOR + 2.665%)
03/30/2067	510,000	493,170
PSEG Power LLC
8.625%, 04/15/2031	736,000	1,083,497
Southern California Edison Company
(6.250% to 02/01/2022, then 3 month
LIBOR + 4.199%)
08/29/2049	385,000	431,200
TransAlta Corp.
6.650%, 05/15/2018	1,157,000	1,285,791

The accompanying notes are an integral part of the financial statements.	15

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
W3A Funding Corp.
8.090%, 01/02/2017	$213,364	$213,351
Wisconsin Energy Corp. (6.250% to
05/15/2017, then 3 month
LIBOR + 2.113%)
05/15/2067	470,000	470,931
		20,452,704
TOTAL CORPORATE BONDS (Cost $329,294,500)		$350,101,517

CAPITAL PREFERRED SECURITIES - 1.2%
Financials - 1.2%
BAC Capital Trust XIV, Series G
4.000%, 09/29/2049 (P)	895,000	710,854
Goldman Sachs Capital II
4.000%, 12/31/2049 (P)	1,000,000	775,000
HSBC Finance Capital Trust IX (5.911%
to 11/30/2015, then 3 month
LIBOR + 1.926%)
11/30/2035	1,350,000	1,372,275
ILFC E-Capital Trust II (6.25% to
12/21/2015, then 1.80% + Highest of
3 month LIBOR, 10 year CMT and
30 year CMT)
12/21/2065 (S)	700,000	658,000
MetLife Capital Trust X (9.250% to
04/08/2033, then 3 month
LIBOR + 5.540%)
04/08/2038 (S)	400,000	595,500
Sovereign Capital Trust VI
7.908%, 06/13/2036	450,000	473,222
State Street Capital Trust IV
1.271%, 06/01/2077 (P)	1,060,000	895,700
SunTrust Preferred Capital I
4.000%, 06/29/2049 (P)	425,000	348,500
USB Capital IX
3.500%, 10/29/2049 (P)	1,745,000	1,443,988
ZFS Finance USA Trust II (6.450% to
06/15/2016 then 3 month
LIBOR + 2.000%)
12/15/2065 (S)	1,130,000	1,186,500
ZFS Finance USA Trust V (6.500% to
05/09/2017, then 3 month
LIBOR + 2.285%)
05/09/2067 (S)	1,695,000	1,783,988
		10,243,527
TOTAL CAPITAL PREFERRED
SECURITIES (Cost $9,907,212)		$10,243,527

TERM LOANS (M) - 0.3%
Consumer discretionary - 0.0%
Marina District Finance Company, Inc.
6.500%, 08/15/2018	128,586	129,196
Consumer staples - 0.1%
The Sun Products Corp.
5.500%, 03/23/2020	583,858	561,598
Energy - 0.0%
Templar Energy LLC 8.500%, 11/25/2020	365,000	246,193
Financials - 0.0%
Walter Investment Management Corp.
4.750%, 12/19/2020	288,132	264,001
Industrials - 0.1%
Delta Air Lines, Inc. 3.250%, 10/18/2018	235,013	234,635
WP CPP Holdings LLC
4.750%, 12/28/2019	244,375	244,375
		479,010
Utilities - 0.1%
ExGen Texas Power LLC
5.750%, 09/16/2021	407,836	409,111
La Frontera Generation LLC
4.500%, 09/30/2020	255,620	255,832
		664,943
TOTAL TERM LOANS (Cost $2,480,283)		$2,344,941

MUNICIPAL BONDS - 0.3%
New Jersey State Turnpike Authority
7.414%, 01/01/2040	1,885,000	2,836,360
TOTAL MUNICIPAL BONDS (Cost $2,068,957)		$2,836,360

COLLATERALIZED MORTGAGE
OBLIGATIONS - 20.4%
Commercial and residential - 15.9%
Adjustable Rate Mortgage Trust,
Series 2005-4, Class 7A12
0.754%, 08/25/2035 (P)	394,234	379,139
American Home Mortgage Assets Trust,
Series 2006-6, Class XP IO
2.117%, 12/25/2046	4,284,134	399,932
American Home
Mortgage Investment Trust
Series 2005-1, Class 1A1,
0.394%, 06/25/2045 (P)	845,187	785,166
Series 2005-1, Class AHM,
2.378%, 06/25/2045 (P)	528,990	524,724
Series 2004-4, Class 5A,
2.378%, 02/25/2045 (P)	883,458	880,310
Americold 2010 LLC Trust
Series 2010-ARTA, Class C,
6.811%, 01/14/2029 (S)	1,350,000	1,573,969
Series 2010-ARTA, Class D,
7.443%, 01/14/2029 (S)	2,525,000	2,873,745
AOA Mortgage Trust, Series 2015-1177,
Class C 3.010%, 12/13/2029 (P)(S)	545,000	545,543
BAMLL Commercial
Mortgage Securities Trust
Series 2013-DSNY, Class E,
2.776%, 09/15/2026 (P)(S)	440,000	438,182
Series 2014-ICTS, Class D,
2.072%, 06/15/2028 (P)(S)	140,000	139,472
Series 2014-ICTS, Class E,
3.122%, 06/15/2028 (P)(S)	185,000	184,302
Banc of America
Commercial Mortgage Trust, Inc.
Series 2006-6, Class AJ,
5.421%, 10/10/2045	500,000	518,130
Series 2006-6, Class AM,
5.390%, 10/10/2045	1,350,000	1,427,877
Series 2007-2, Class A2,
5.597%, 04/10/2049 (P)	225,438	225,528
Series 2007-3, Class AJ,
5.580%, 06/10/2049 (P)	500,000	514,360
Series 2007-3, Class AM,
5.580%, 06/10/2049 (P)	1,000,000	1,077,793

The accompanying notes are an integral part of the financial statements.	16

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Banc of America Commercial
Mortgage Trust, Inc. (continued)
Series 2007-3, Class AMF,
5.317%, 06/10/2049	$500,000	$536,036
Series 2007-4, Class AM,
5.820%, 02/10/2051 (P)	610,000	662,674
Banc of America Merrill Lynch
Commercial Mortgage, Inc.
Series 2005-5, Class XC IO,
0.110%, 10/10/2045 (S)	165,991,939	65,899
Series 2005-2, Class AJ,
4.950%, 07/10/2043 (P)	2,524,154	2,529,985
Banc of America Mortgage Trust,
Series 2003-I, Class 2A6
2.740%, 10/25/2033 (P)	975,700	980,460
Bayview Commercial Asset Trust
Series 2005-1A, Class A2,
0.524%, 04/25/2035 (P)(S)	737,059	676,007
Series 2006-2A, Class A2,
0.454%, 07/25/2036 (P)(S)	574,446	499,801
BBCMS Trust, Series 2015, Class C
2.175%, 02/15/2028 (P)(S)	300,000	300,000
Bear Stearns ALT-A Trust
Series 2005-5, Class 1A4,
0.734%, 07/25/2035 (P)	732,342	659,067
Series 2005-7, Class 11A1,
0.714%, 08/25/2035 (P)	959,809	890,870
Bear Stearns Asset
Backed Securities Trust
Series 2004-AC5, Class A1,
5.750%, 10/25/2034 (P)	648,688	661,813
Series 2003-AC4, Class A,
5.500%, 09/25/2033 (P)	963,747	995,335
Bear Stearns Commercial
Mortgage Securities Trust
Series 2007-PWR16, Class AJ,
5.710%, 06/11/2040 (P)	500,000	513,392
Series 2004-PWR5, Class X1 IO,
0.630%, 07/11/2042 (S)	2,526,773	43,410
Series 2004-T16, Class X1 IO,
0.400%, 02/13/2046 (S)	1,809,249	15,715
Bear Stearns Mortgage Funding Trust,
Series 2006-AR4, Class A1
0.384%, 12/25/2036 (P)	1,060,826	855,306
BHMS Mortgage Trust
Series 2014-ATLS, Class CFX,
4.846%, 07/05/2033 (P)(S)	500,000	524,190
Series 2014-ATLS, Class DFL,
3.172%, 07/05/2033 (P)(S)	930,000	919,788
BLCP Hotel Trust, Series 2014-CLRN,
Class D 2.675%, 08/15/2029 (P)(S)	800,000	801,540
BWAY Mortgage Trust
Series 2013-1515, Class F,
3.927%, 03/10/2033 (P)(S)	880,000	830,146
Series 2015-1740, Class D,
3.787%, 01/13/2035 (P)(S)	530,000	527,401
CD Mortgage Trust, Series 2006-CD3,
Class AJ 5.688%, 10/15/2048	300,000	297,751
CDGJ Commercial Mortgage Trust,
Series 2014-BXCH, Class D
3.174%, 12/15/2027 (P)(S)	890,000	891,230
CHL Mortgage Pass Through Trust,
Series 2004-HYB2, Class 4A
2.491%, 07/20/2034 (P)	2,015,467	2,026,016
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2007-CD4,
Class AMFX 5.370%, 12/11/2049 (P)	1,000,000	1,045,912
Commercial Mortgage Pass
Through Certificates
Series 2007-GG11, Class AJ,
6.021%, 12/10/2049 (P)	620,000	657,027
Series 2012-CR2, Class XA IO,
1.899%, 08/15/2045	13,519,679	1,306,096
Series 2012-LC4, Class B,
4.934%, 12/10/2044 (P)	420,000	472,227
Series 2012-LC4, Class XA IO,
2.418%, 12/10/2044 (S)	5,871,625	658,015
Series 2013-300P, Class D,
4.394%, 08/10/2030 (P)(S)	1,080,000	1,146,392
Series 2013-300P, Class E,
4.394%, 08/10/2030 (P)(S)	700,000	711,678
Series 2013-CR11, Class B,
5.164%, 10/10/2046 (P)	1,370,000	1,572,727
Series 2013-CR13, Class C,
4.755%, 12/10/2023 (P)	675,000	731,414
Series 2013-CR6, Class XA IO,
1.524%, 03/10/2046	6,356,486	403,205
Series 2013-LC13, Class B,
5.009%, 08/10/2046 (P)(S)	735,000	835,077
Series 2014-CR15, Class XA IO,
1.350%, 02/10/2047	9,184,388	621,553
Series 2014-CR16, Class C,
4.906%, 04/10/2047 (P)	850,000	923,324
Series 2014-FL4, Class D,
2.626%, 07/13/2031 (P)(S)	920,000	914,683
Series 2014-PAT, Class D,
2.326%, 08/13/2027 (P)(S)	1,155,000	1,164,845
Series 2014-TWC, Class D,
2.422%, 02/13/2032 (P)(S)	680,000	679,415
Series 2014-UBS2, Class XA IO,
1.428%, 03/10/2047	5,212,713	450,128
Credit Suisse Commercial Mortgage Trust,
Series 2007-C3, Class AM
5.704%, 06/15/2039 (P)	500,000	524,728
Credit Suisse First Boston Mortgage
Securities Corp., Series 2005-C1,
Class AX IO 0.717%, 02/15/2038 (S)	2,944,417	2,568
Credit Suisse Mortgage Trust,
Series 2014-ICE, Class D
2.325%, 04/15/2027 (P)(S)	685,000	682,957
Deutsche Mortgage Securities, Inc.
Mortgage Loan Trust, Series 2004-4,
Class 2AR1 0.444%, 06/25/2034 (P)	730,023	690,544
DSLA Mortgage Loan Trust,
Series 2004-AR3, Class 2A2B
0.628%, 07/19/2044 (P)	1,233,324	1,123,423
Extended Stay America Trust
Series 2013-ESFL, Class DFL,
3.313%, 12/05/2031 (P)(S)	545,000	544,374
Series 2013-ESH5, Class C5,
2.674%, 12/05/2031 (S)	850,000	852,229

The accompanying notes are an integral part of the financial statements.	17

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
FREMF Mortgage Trust
Series 2011-K10, Class B,
4.618%, 11/25/2049 (P)(S)	$1,000,000	$1,097,095
Series 2011-K11, Class B,
4.420%, 12/25/2048 (P)(S)	875,000	950,452
GAHR Commericial Mortgage Trust
Series 2015-NRF, Class DFX,
3.382%, 12/15/2019 (S)	325,000	321,492
Series 2015-NRF, Class EFX,
3.382%, 12/15/2019 (S)	710,000	672,165
GE Capital Commercial Mortgage Corp.,
Series 2005-C1, Class XC IO
0.020%, 06/10/2048 (S)	6,933,299	69
GE Commercial Mortgage Corp. Trust,
Series 2007-C1, Class AM
5.610%, 12/10/2049 (P)	1,000,000	1,050,923
Greenwich Capital Commercial
Funding Corp., Series 2006-GG7,
Class AM 5.785%, 07/10/2038 (P)	750,000	785,205
GS Mortgage Securities Trust
Series 2006-GG6, Class AJ,
5.522%, 04/10/2038 (P)	1,000,000	1,022,121
Series 2013-GC10, Class C,
4.290%, 02/10/2046 (P)(S)	859,800	898,724
Series 2005-GG4, Class XC IO,
0.702%, 07/10/2039 (S)	16,258,612	5,138
HarborView Mortgage Loan Trust
Series 2005-11, Class X IO,
2.410%, 08/19/2045	2,527,851	147,693
Series 2005-9, Class 2A1C,
0.626%, 06/20/2035 (P)	1,006,856	922,447
Series 2005-8, Class 1X IO,
2.084%, 09/19/2035	2,439,241	127,558
Series 2007-3, Class ES IO,
0.350%, 05/19/2047 (S)	25,516,950	271,118
Series 2007-4, Class ES IO,
0.350%, 07/19/2047	26,674,520	266,745
Series 2007-6, Class ES IO,
0.342%, 08/19/2037 (S)	20,903,657	222,101
HILT Mortgage Trust, Series 2014-ORL,
Class D 2.322%, 07/15/2029 (P)(S)	890,000	872,992
Hilton USA Trust
Series 2013-HLF, Class EFL,
3.923%, 11/05/2030 (P)(S)	721,360	721,360
Series 2013-HLT, Class DFX,
4.407%, 11/05/2030 (S)	592,000	609,228
Series 2013-HLT, Class EFX,
5.222%, 11/05/2030 (P)(S)	500,000	513,517
Impac Secured Assets Trust,
Series 2006-5, Class 2A
0.374%, 12/25/2036 (P)	400,620	375,755
IndyMac Index Mortgage Loan Trust
Series 2005-AR12, Class AX2 IO,
2.213%, 07/25/2035	10,186,833	713,577
Series 2005-AR8, Class AX2 IO,
2.296%, 04/25/2035	9,932,226	723,394
Series 2005-AR18, Class 1X IO,
2.075%, 10/25/2036	7,218,472	638,927
Series 2005-AR18, Class 2X IO,
1.738%, 10/25/2036	21,392,675	875,467
Irvine Core Office Trust, Series 2013-IRV,
Class XA IO 1.106%, 05/15/2048 (S)	19,169,036	868,453
JPMBB Commercial Mortgage
Securities Trust, Series 2014-C19,
Class C 4.678%, 04/15/2047 (P)	1,000,000	1,071,039
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2006-LDP8, Class AM,
5.440%, 05/15/2045	2,292,000	2,407,219
Series 2006-LDP8, Class X IO,
0.534%, 05/15/2045	62,064,593	369,222
Series 2007-CB19, Class AJ,
5.694%, 02/12/2049 (P)	550,000	512,156
Series 2007-LD12, Class AM,
6.009%, 02/15/2051 (P)	885,000	961,629
Series 2011-C3A, Class XA IO,
1.174%, 02/15/2046 (S)	23,387,196	916,310
Series 2011-C4, Class XA IO,
1.466%, 07/15/2046 (S)	31,490,058	1,281,047
Series 2012-HSBC, Class XA IO,
1.431%, 07/05/2032 (S)	13,400,000	1,229,638
Series 2013-JWRZ, Class D,
3.164%, 04/15/2030 (P)(S)	705,000	705,031
Series 2014-FBLU, Class D,
2.772%, 12/15/2028 (P)(S)	1,135,000	1,138,065
Series 2014-FL5, Class C,
2.272%, 07/15/2031 (P)(S)	1,535,000	1,527,689
Series 2014-INN, Class F,
4.175%, 06/15/2029 (P)(S)	750,000	745,556
Series 2014-PHH, Class C,
2.272%, 08/15/2027 (P)(S)	1,165,000	1,172,413
LB-UBS Commercial Mortgage Trust
Series 2006-C4, Class AJ,
5.842%, 06/15/2038 (P)	700,000	733,790
Series 2007-C1, Class AJ,
5.484%, 02/15/2040	500,000	521,678
Series 2007-C7, Class AJ,
6.351%, 09/15/2045 (P)	1,000,000	1,070,974
Series 2005-C1, Class XCL IO,
0.625%, 02/15/2040 (S)	3,311,560	21,542
MASTR Adjustable Rate Mortgages Trust
Series 2004-11, Class M2,
1.274%, 11/25/2034 (P)	840,000	812,755
Series 2004-13, Class 2A1,
2.645%, 04/21/2034 (P)	548,854	551,883
Series 2004-8, Class 5A1,
2.531%, 08/25/2034 (P)	1,465,075	1,453,501
MASTR Alternative Loans Trust,
Series 2004-4, Class 8A1
6.500%, 05/25/2034	635,778	660,203
Merrill Lynch Mortgage Investors Trust
Series 2004-1, Class 2A1,
2.226%, 12/25/2034 (P)	624,806	608,694
Series 2005-2, Class 1A,
1.582%, 10/25/2035 (P)	770,003	746,101
Series 2005-A, Class A1,
0.634%, 03/25/2030 (P)	65,175	63,229
Merrill Lynch Mortgage Trust
Series 2008-C1, Class X IO,
0.374%, 02/12/2051 (S)	29,389,650	269,562
Series 2005-CIP1, Class XC IO,
0.248%, 07/12/2038 (S)	117,220,972	67,519
Series 2006-C2, Class X IO,
0.332%, 08/12/2043 (S)	67,215,328	327,876

The accompanying notes are an integral part of the financial statements.	18

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Merrill Lynch/Countrywide
Commercial Mortgage Trust
Series 2007-5, Class AM,
5.419%, 08/12/2048	$1,260,000	$1,331,069
Series 2007-6, Class AM,
5.526%, 03/12/2051 (P)	1,950,000	2,024,231
Morgan Stanley Bank of America
Merrill Lynch Trust
Series 2012-C5, Class XA IO,
1.865%, 08/15/2045 (S)	14,912,967	1,180,600
Series 2012-C6, Class XA IO,
2.131%, 11/15/2045 (S)	11,574,486	1,054,007
Series 2013-C7, Class C,
4.186%, 02/15/2046 (P)	515,000	533,991
Series 2013-C7, Class XA IO,
1.704%, 02/15/2046	8,438,797	706,277
Series 2014-C18, Class 300D,
5.279%, 08/15/2031	570,000	603,513
Morgan Stanley Capital I Trust
Series 2007-IQ14, Class AM,
5.649%, 04/15/2049 (P)	1,325,000	1,390,517
Series 2011-C3, Class XA IO,
1.257%, 07/15/2049 (S)	19,934,747	688,865
Series 2012-C4, Class AS,
3.773%, 03/15/2045	2,371,500	2,517,615
Series 2014-150E, Class D,
4.295%, 09/09/2032 (P)(S)	1,595,000	1,694,370
Series 2015, Class XLF1 C,
2.350%, 08/13/2016 (P)(S)	745,000	745,092
Series 2005-IQ9, Class X1 IO,
1.504%, 07/15/2056 (S)	7,129,277	144,731
Series 2005-T17, Class X1 IO,
0.755%, 12/13/2041 (S)	7,818,908	27,921
MortgageIT Trust, Series 2005-2,
Class 1A2 0.504%, 05/25/2035 (P)	660,968	614,827
Multi Security Asset Trust,
Series 2005-RR4A, Class F
5.880%, 11/28/2035 (P)(S)	580,000	564,230
Opteum Mortgage Acceptance Corp.,
Series 2005-3, Class APT
0.464%, 07/25/2035 (P)	743,635	724,686
Residential Accredit Loans, Inc.
Series 2005-QO4, Class XIO IO,
2.395%, 12/25/2045	5,169,860	646,864
Series 2004-QS16, Class 1A1,
5.500%, 12/25/2034	106,234	108,166
Sequoia Mortgage Trust, Series 2005-3,
Class A1 0.376%, 05/20/2035 (P)	190,846	173,957
Springleaf Mortgage Loan Trust,
Series 2012-3A, Class M1
2.660%, 12/25/2059 (P)(S)	440,000	439,866
Structured Agency Credit Risk Debt
Notes, Series 2013-DN2, Class M1
1.624%, 11/25/2023 (P)	744,227	745,178
Structured Asset Securities Corp.,
Series 1998-RF2, Class A
6.460%, 07/15/2027 (P)(S)	126,398	125,248
TimberStar Trust, Series 2006-1A,
Class A 5.668%, 10/15/2036 (S)	2,300,000	2,434,065
TMSQ Mortgage Trust, Series 2011-1500,
Class D 3.835%, 10/10/2036 (P)(S)	520,000	523,279
UBS Commercial Mortgage Trust,
Series 2012-C1, Class B
4.822%, 05/10/2045	510,000	562,132
UBS-Barclays Commercial
Mortgage Trust, Series 2012-C2,
Class XA IO 1.748%, 05/10/2063 (S)	15,428,565	1,160,382
VNDO Mortgage Trust,
Series 2013-PENN, Class D
3.947%, 12/13/2029 (P)(S)	859,000	895,691
Wachovia Bank
Commercial Mortgage Trust
Series 2005-C16, Class E,
5.153%, 10/15/2041 (P)(S)	2,217,852	2,217,612
Series 2007-C30, Class AJ,
5.413%, 12/15/2043 (P)	1,100,000	1,125,457
Series 2007-C31, Class AJ,
5.660%, 04/15/2047 (P)	900,000	937,801
Series 2007-C31, Class AM,
5.591%, 04/15/2047 (P)	1,315,000	1,403,870
Series 2005-C17, Class XC IO,
0.358%, 03/15/2042 (S)	2,446,123	11,343
Series 2005-C19, Class AJ,
4.793%, 05/15/2044	1,862,483	1,866,776
WaMu Mortgage Pass
Through Certificates
Series 2004-AR8, Class A2,
0.574%, 06/25/2044 (P)	875,305	807,529
Series 2005-AR13, Class X IO,
1.437%, 10/25/2045	12,253,053	829,348
Series 2005-AR19, Class A1A2,
0.464%, 12/25/2045 (P)	908,761	829,122
Series 2005-AR2, Class 2A1B,
0.544%, 01/25/2045 (P)	1,459,950	1,342,336
Series 2005-AR2, Class 2A3,
0.524%, 01/25/2045 (P)	522,597	480,894
Series 2005-AR8, Class 2AB2,
0.594%, 07/25/2045 (P)	1,904,312	1,758,229
Series 2005-AR8, Class 2AB3,
0.534%, 07/25/2045 (P)	856,918	786,690
Washington Mutual Alternative Mortgage
Pass Through Certificates,
Series 2005-1, Class 6A1
6.500%, 03/25/2035	369,027	375,297
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class C,
2.710%, 03/18/2028 (P)(S)	1,385,000	1,370,441
Series 2013-BTC, Class E,
3.550%, 04/16/2035 (P)(S)	1,010,000	947,540
Wells Fargo Mortgage Backed
Securities Trust, Series 2005-AR3,
Class 1A2 2.620%, 03/25/2035 (P)	598,527	591,987
WF-RBS Commercial Mortgage Trust
Series 2011-C3, Class XA IO,
1.579%, 03/15/2044 (S)	24,408,514	1,254,256
Series 2012-C10, Class XA IO,
1.787%, 12/15/2045 (S)	7,715,897	737,509
Series 2012-C9, Class XA IO,
2.204%, 11/15/2045 (S)	16,526,907	1,792,327
Series 2013-C15, Class B,
4.482%, 08/15/2046 (P)	275,000	302,064

The accompanying notes are an integral part of the financial statements.	19

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
WF-RBS Commercial
Mortgage Trust (continued)
Series 2013-C16, Class B,
4.983%, 09/15/2046 (P)	$470,000	$534,650
		133,191,030
U.S. Government Agency - 4.5%
Federal Home Loan Mortgage Corp.
Series 290, Class IO,
3.500%, 11/15/2032	3,637,357	645,563
Series 3387, Class SB IO,
6.246%, 11/15/2037	3,174,645	559,745
Series 3632, Class AP,
3.000%, 02/15/2040	3,092,822	3,214,605
Series 3830, Class NI IO,
4.500%, 01/15/2036	3,941,903	329,097
Series 3943, Class DI IO,
4.000%, 11/15/2039	3,927,579	487,921
Series 4030, Class BI IO,
5.000%, 01/15/2042	2,780,706	459,363
Series 4077, Class IK IO,
5.000%, 07/15/2042	1,750,593	372,036
Series K011, Class X1 IO,
0.333%, 11/25/2020	55,129,219	849,872
Series K014, Class X1 IO,
1.242%, 04/25/2021	10,221,799	644,525
Series K018, Class X1 IO,
1.440%, 01/25/2022	4,881,394	377,566
Series K021, Class A2,
2.396%, 06/25/2022	1,000,000	1,016,209
Series K021, Class X1 IO,
1.501%, 06/25/2022	13,511,384	1,174,477
Series K022, Class X1 IO,
1.297%, 07/25/2022	12,762,308	945,521
Series K026, Class X1 IO,
1.048%, 11/25/2022	11,164,187	719,052
Series K705, Class X1 IO,
1.744%, 09/25/2018	15,522,341	823,771
Series K707, Class X1 IO,
1.547%, 12/25/2018	11,415,611	569,308
Series K710, Class X1 IO,
1.777%, 05/25/2019	5,355,798	334,545
Series KAIV, Class X1 IO,
1.357%, 06/25/2021	25,712,064	1,635,853
Series KS01, Class X1 IO,
1.638%, 01/25/2023	9,653,822	767,006
Series T-41, Class 3A,
6.619%, 07/25/2032 (P)	92,773	106,916
Federal National Mortgage Association
Series 2001-50, Class BA,
7.000%, 10/25/2041	20,692	23,727
Series 2010-135, Class TS IO,
5.846%, 12/25/2040	5,064,705	830,430
Series 2010-15, Class KA,
4.000%, 03/25/2039	1,052,942	1,108,061
Series 2011-41, Class KA,
4.000%, 01/25/2041	1,293,914	1,369,304
Series 2011-86, Class NA,
4.000%, 01/25/2041	2,260,175	2,350,625
Series 2012-118, Class IB IO,
3.500%, 11/25/2042	1,841,120	359,378
Series 2012-137, Class WI IO,
3.500%, 12/25/2032	3,671,209	621,273
Series 2012-21, Class PA,
2.000%, 03/25/2041	7,047,582	7,009,990
Series 2012-38, Class PA,
2.000%, 09/25/2041	1,875,601	1,810,786
Series 2012-M5, Class X IO,
0.626%, 02/25/2022	13,229,904	454,156
Series 2013-M11, Class SA,
6.496%, 01/25/2018 (P)	5,330,734	328,160
Series 402, Class 3 IO,
4.000%, 11/25/2039	604,133	101,767
Series 402, Class 4 IO,
4.000%, 10/25/2039	574,197	88,543
Series 402, Class 7 IO,
4.500%, 11/25/2039	469,299	76,969
Series 407, Class 15 IO,
5.000%, 01/25/2040	635,574	118,365
Series 407, Class 21 IO,
5.000%, 01/25/2039	306,513	55,594
Series 407, Class 7 IO,
5.000%, 03/25/2041	518,266	98,879
Series 407, Class 8 IO,
5.000%, 03/25/2041	199,072	36,904
Series 407, Class C6 IO,
5.500%, 01/25/2040	3,452,327	677,269
Series 2002-W3, Class A5,
7.500%, 11/25/2041	127,627	149,831
Government National
Mortgage Association
Series 2008-90, Class IO,
0.710%, 12/16/2050	6,735,045	611,017
Series 2010-147, Class SA IO,
5.994%, 05/20/2040	5,206,875	698,341
Series 2010-85, Class SB IO,
6.426%, 03/16/2040	4,443,796	814,178
Series 2012-114, Class IO,
0.971%, 01/16/2053	2,730,069	219,282
Series 2012-120, Class IO,
0.946%, 02/16/2053	14,636,535	1,034,832
Series 2012-70, Class IO,
0.843%, 08/16/2052	11,141,525	608,372
		37,688,984
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $165,718,779)		$170,880,014

ASSET BACKED SECURITIES - 8.8%
ABCLO 2007-1 Ltd., Series 2007-1A,
Class C 2.103%, 04/15/2021 (P)(S)	700,000	694,722
Aegis Asset Backed Securities Trust,
Series 2005-4, Class M1
0.624%, 10/25/2035 (P)	1,230,000	1,109,242
Aircraft Lease Securitisation, Ltd.,
Series 2007-1A, Class G3
0.435%, 05/10/2032 (P)(S)	434,361	430,018
Ally Auto Receivables Trust,
Series 2014-2, Class A4
1.840%, 01/15/2020	1,015,000	1,025,439
Ally Master Owner Trust, Series 2012-4,
Class A 1.720%, 07/15/2019	410,000	413,474

The accompanying notes are an integral part of the financial statements.	20

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
American Express Credit
Account Master Trust
Series 2014-1, Class A4,
1.490%, 04/15/2020	$1,035,000	$1,043,100
Series 2014-4, Class A,
1.430%, 06/15/2020	1,140,000	1,145,407
Ameriquest Mortgage Securities, Inc.
Series 2005-R10, Class M1,
0.584%, 01/25/2036 (P)	900,000	824,711
Series 2005-R3, Class M2,
0.644%, 05/25/2035 (P)	730,000	690,056
Amresco Residential Securities Mortgage
Loan Trust, Series 1998-1, Class A6
6.510%, 08/25/2027	2,700	2,905
Apidos Cinco CDO, Ltd., Series 2007-CA,
Class D 4.507%, 05/14/2020 (P)(S)	500,000	488,556
Apidos Quattro CDO, Series 2006-QA,
Class E 3.857%, 01/20/2019 (P)(S)	1,000,000	990,632
Applebee’s/IHOP Funding LLC,
Series 2014-1, Class A2
4.277%, 09/05/2044 (S)	1,365,000	1,412,770
Argent Securities, Inc.
Series 2003-W10, Class M1,
1.254%, 01/25/2034 (P)	376,692	363,250
Series 2004-W6, Class M1,
0.999%, 05/25/2034 (P)	337,594	321,935
ARL First LLC, Series 2012-1A, Class A2
3.810%, 12/15/2042 (S)	900,000	931,898
Asset Backed Funding Certificates,
Series 2005-HE1, Class M1
0.804%, 03/25/2035 (P)	—	0
Babson Mid-Market CLO, Inc.,
Series 2007-2A, Class E
3.903%, 04/15/2021 (P)	500,000	490,601
Battalion Clo, Ltd., Series 2007-1A,
Class D 2.403%, 07/14/2022 (P)(S)	400,000	393,702
Bravo Mortgage Asset Trust
0.524%, 07/25/2036 (P)(S)	595,000	506,802
Series 2006-1A, Class A2,
0.414%, 07/25/2036 (P)(S)	1,080,169	1,014,079
Business Loan Express SBA Loan Trust,
Series 2005-1A, Class A
0.474%, 06/27/2033 (P)(S)	734,807	668,417
California Republic Auto
Receivables Trust, Series 2014-4,
Class A4 1.840%, 06/15/2020	510,000	513,747
CarMax Auto Owner Trust, Series 2014-3,
Class A3 1.160%, 06/17/2019	995,000	996,396
Centex Home Equity
Series 2004-D, Class AF4,
4.680%, 06/25/2032 (P)	377,962	386,918
Series 2005-A, Class M4,
0.974%, 01/25/2035 (P)	204,023	156,165
Chase Issuance Trust
Series 2014-A6, Class A,
1.260%, 07/15/2019	835,000	836,536
Series 2014-A7, Class A,
1.380%, 11/15/2019	1,335,000	1,339,845
Series 2015, Class A2A,
1.590%, 02/18/2020	1,000,000	1,006,906
Chrysler Capital Auto Receivables Trust,
Series 2014-BA, Class A4
1.760%, 12/16/2019 (S)	410,000	414,064
Citibank Credit Card Issuance Trust
Series 2007-A8, Class A8,
5.650%, 09/20/2019	565,000	625,884
Series 2014-A8, Class A8,
1.730%, 04/09/2020	1,425,000	1,440,353
Citicorp Residential Mortgage
Securities, Inc., Series 2007-2, Class A6
6.265%, 06/25/2037 (P)	283,365	292,146
CKE Restaurant Holdings, Inc.,
Series 2013-1A, Class A2
4.474%, 03/20/2043 (S)	1,886,650	1,947,796
Conseco Financial Corp., Series 1996-10,
Class M1 7.240%, 11/15/2028 (P)	713,700	761,006
ContiMortgage Home Equity Loan Trust,
Series 1995-2, Class A5
8.100%, 08/15/2025	9,403	9,001
Countrywide Asset-Backed Certificates,
Series 2004-10, Class AF5B
5.613%, 02/25/2035 (P)	619,196	629,749
Credit Suisse Mortgage Trust,
Series 2006-CF2, Class M1
0.644%, 05/25/2036 (P)(S)	1,055,000	1,020,876
Credit-Based Asset Servicing
and Securitization LLC
Series 2005-CB4, Class M1,
0.591%, 07/25/2035 (P)	390,000	375,461
Series 2006-MH1, Class B1,
5.604%, 10/25/2036 (P)(S)	2,560,000	2,046,305
Cronos Containers Program, Ltd.,
Series 2013-1A, Class A
3.080%, 04/18/2028 (S)	1,455,000	1,463,090
DB Master Finance LLC, Series 2015-1A,
Class A2II 3.980%, 02/20/2045 (S)	1,325,000	1,353,114
Duane Street CLO III, Ltd.,
Series 2006-3A, Class D
1.752%, 01/11/2021 (P)(S)	600,000	594,022
Emerson Place CLO, Ltd.,
Series 2006-1A, Class C
1.023%, 01/15/2019 (P)(S)	600,000	563,405
Encore Credit Receivables Trust,
Series 2005-2, Class M2
0.864%, 11/25/2035 (P)	795,000	775,431
EquiFirst Mortgage Loan Trust,
Series 2004-3, Class M3
1.149%, 12/25/2034 (P)	366,986	328,038
Equity One ABS, Inc.
Series 2004-1, Class M2,
5.115%, 04/25/2034 (P)	192,398	179,590
Series 2004-1, Class M3,
5.260%, 04/25/2034 (P)	303,746	171,795
Foothill CLO, Ltd., Series 2007-1A,
Class E 3.762%, 02/22/2021 (P)(S)	500,000	497,537
Ford Credit Auto Owner Trust
Series 2014-1, Class B,
2.410%, 11/15/2025 (S)	720,000	726,168
Series 2015, Class AA4,
1.640%, 06/15/2020	535,000	537,985
Ford Credit Floorplan Master Owner Trust
Series 2012-5, Class A,
1.490%, 09/15/2019	1,040,000	1,042,564
Series 2014-4, Class A1,
1.400%, 08/15/2019	1,455,000	1,458,495
FRS I LLC, Series 2013-1A, Class B
3.960%, 04/15/2043 (S)	897,117	911,542

The accompanying notes are an integral part of the financial statements.	21

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
GE Equipment Midticket LLC,
Series 2014-1, Class A4
1.590%, 08/22/2023	$320,000	$321,971
GM Financial Automobile Leasing Trust,
Series 2015-1, Class A4
1.730%, 06/20/2019	300,000	302,299
Golden Knight CDO, Ltd.,
Series 2007-2A, Class D
1.653%, 04/15/2019 (P)(S)	600,000	582,932
GSAA Home Equity Trust,
Series 2005-11, Class 3A1
0.444%, 10/25/2035 (P)	885,076	831,820
GSAA Trust, Series 2005-10, Class M3
0.724%, 06/25/2035 (P)	1,045,000	997,477
GSRPM Mortgage Loan Trust,
Series 2006-1, Class A1
0.474%, 03/25/2035 (P)(S)	1,208,267	1,185,570
Harch CLO III, Ltd., Series 2007-1A,
Class D 2.003%, 04/17/2020 (P)(S)	700,000	684,169
Home Equity Asset Trust, Series 2005-1,
Class M4 1.194%, 05/25/2035 (P)	440,000	423,218
Home Equity Mortgage Loan Asset-
Backed Trust, Series 2005-C,
Class AII3 0.544%, 10/25/2025 (P)	620,065	596,987
Honda Auto Receivables Owner Trust,
Series 2014-3, Class A4
1.310%, 10/15/2020	1,640,000	1,643,249
John Deere Owner Trust
Series 2014-B, Class A4,
1.500%, 06/15/2021	850,000	853,443
Series 2015, Class AA4,
1.650%, 12/15/2021	425,000	427,500
LCM V Ltd., Series 5A, Class D
0.935%, 03/21/2019 (P)(S)	1,000,000	980,075
Long Beach Mortgage Loan Trust,
Series 2004-1, Class M3
1.224%, 02/25/2034 (P)	125,106	119,562
Merrill Lynch Mortgage Investors, Inc.,
Series 2005-WMC1, Class M1
0.924%, 09/25/2035 (P)	465,176	421,363
Miramax LLC, Series 2014-1A, Class A2
3.340%, 07/20/2026 (S)	498,300	503,967
MVW Owner Trust, Series 2014-1A,
Class A 2.250%, 09/20/2031 (S)	276,841	277,242
Nationstar Home Equity Loan Trust,
Series 2006, Class BAV4
0.454%, 09/25/2036 (P)	915,000	837,796
Nautique Funding Ltd., Series 2006-1A,
Class D 4.253%, 04/15/2020 (P)(S)	500,000	490,938
New Century Home Equity Loan Trust
Series 2005-1, Class M1,
0.849%, 03/25/2035 (P)	1,245,000	1,180,833
Series 2005-2, Class M2,
0.624%, 06/25/2035 (P)	1,205,000	1,114,007
Nissan Master
Owner Trust Receivables Trust,
Series 2015-A, Class A2
1.440%, 01/15/2020	1,165,000	1,165,864
Octagon Investment Partners XI Ltd.,
Series 2007-1A, Class B
1.012%, 08/25/2021 (P)(S)	500,000	482,284
Option One Mortgage Loan Trust,
Series 2004-1, Class M1
1.074%, 01/25/2034 (P)	472,804	439,758
Porsche Innovative Lease Owner Trust,
Series 2014-1, Class A4
1.260%, 09/21/2020 (S)	670,000	671,958
RAMP Trust
Series 2004-RS9, Class AI-4,
4.767%, 10/25/2032 (P)	2,106	3,171
Series 2004-RZ3, Class AI-4,
4.572%, 05/25/2033 (P)	17,650	17,532
Series 2005-RS3, Class M1,
0.594%, 03/25/2035 (P)	555,000	532,872
Renaissance Home Equity Loan Trust,
Series 2005-2, Class AF4
4.934%, 08/25/2035 (P)	660,000	663,178
Saratoga CLO I, Ltd., Series 2006-1A,
Class C 1.751%, 12/15/2019 (P)(S)	500,000	483,101
Saxon Asset Securities Trust,
Series 2006-2, Class A3C
0.324%, 09/25/2036 (P)	1,218,073	1,123,981
Sierra Timeshare Receivables
Funding LLC, Series 2014-2A, Class A
2.050%, 06/20/2031 (S)	794,834	799,247
Sonic Capital LLC, Series 2011-1A,
Class A2 5.438%, 05/20/2041 (S)	553,100	583,302
Soundview Home Loan Trust
Series 2005-CTX1, Class M2,
0.614%, 11/25/2035 (P)	615,000	577,262
Series 2006-OPT2, Class A3,
0.354%, 05/25/2036 (P)	404,086	386,037
Specialty Underwriting & Residential
Finance Trust, Series 2006-BC1,
Class A2D 0.474%, 12/25/2036 (P)	1,760,000	1,704,597
Structured Asset Investment Loan Trust
Series 2005-1, Class M2,
0.894%, 02/25/2035 (P)(S)	845,000	789,782
Series 2005-2, Class M2,
0.909%, 03/25/2035 (P)	880,000	817,765
TAL Advantage V LLC, Series 2014-1A,
Class A 3.510%, 02/22/2039 (S)	1,114,583	1,132,461
Toyota Auto Receivables Owner Trust,
Series 2014-C, Class A4
1.440%, 04/15/2020	400,000	401,662
Volkswagen Credit Auto Master Trust,
Series 2014-1A, Class A2
1.400%, 07/22/2019 (S)	675,000	677,791
Westgate Resorts LLC
Series 2012-2A, Class B,
4.500%, 01/20/2025 (S)	799,634	803,552
Series 2012-3A, Class B,
4.500%, 03/20/2025 (S)	521,633	524,815
Series 2013-1A, Class B,
3.750%, 08/20/2025 (S)	259,822	261,431
Series 2014-1A, Class A,
2.150%, 12/20/2026 (S)	1,213,130	1,196,267
Series 2014-1A, Class B,
3.250%, 12/20/2026 (S)	807,359	800,658
Series 2014-AA, Class A,
6.250%, 10/20/2026 (S)	503,609	504,868
Series 2015-1A, Class A,
2.750%, 05/20/2027 (S)	640,267	641,196
World Omni Automobile Lease
Securitization Trust, Series 2014-A,
Class A4 1.370%, 01/15/2020	265,000	266,772
TOTAL ASSET BACKED SECURITIES (Cost $73,076,428)		$73,593,228

The accompanying notes are an integral part of the financial statements.	22

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
PREFERRED SECURITIES - 0.7%
Consumer staples - 0.0%
Ocean Spray Cranberries, Inc.,
Series A, 6.250% (S)	2,216	$208,027
Financials - 0.5%
Ally Financial, Inc., 7.000% (S)	999	1,020,385
Discover Financial Services, 6.500%	13,900	360,288
FNB Corp. (7.250% to 02/15/2024, then
3 month LIBOR + 4.600%)	11,950	337,468
GMAC Capital Trust I (8.125% to
02/15/2016, then
3 month LIBOR + 5.785%)	37,900	994,875
Regions Financial Corp., 6.375%	19,156	482,923
The Goldman Sachs Group, Inc. (5.500%
to 05/10/2023, then
3 month LIBOR + 3.640%)	14,525	365,740
Wells Fargo & Company,
Series L, 7.500%	300	366,900
Weyerhaeuser Company, 6.375%	3,400	186,048
		4,114,627
Industrials - 0.1%
Glasstech, Inc., Series A	1	602
United Technologies Corp., 7.500%	7,436	457,611
		458,213
Utilities - 0.1%
Dominion Resources, Inc., 6.375%	13,532	654,949
Exelon Corp., 6.500% (L)	6,627	322,404
		977,353
TOTAL PREFERRED SECURITIES (Cost $5,662,793)		$5,758,220

SECURITIES LENDING COLLATERAL - 0.4%
John Hancock
Collateral Trust, 0.1102% (W)(Y)	338,408	3,385,772
TOTAL SECURITIES LENDING
COLLATERAL (Cost $3,385,828)		$3,385,772

SHORT-TERM INVESTMENTS - 2.7%
Money market funds - 2.6%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	21,544,381	21,544,381
Repurchase agreement - 0.1%
Repurchase Agreement with State
Street Corp. dated 03/31/2015 at
0.000% to be repurchased at $577,000
on 04/01/2015, collateralized by
$535,000 U.S. Treasury Notes, 3.625%
due 08/15/2019 (valued at $590,533,
including interest)	$577,000	$577,000
Barclays Tri-Party Repurchase Agreement
dated 03/31/2015 at 0.130% to be
repurchased at $821,003 on 04/01/2015,
collateralized by $846,100 Treasury
Inflation Index Notes, 0.250% due
01/15/2025 (valued at $837,304,
including interest) and by $100
Treasury Inflation Index Bonds, 2.500%
due 01/15/2029 (Valued at $139,
including interest)	$821,000	$821,000
		1,398,000
TOTAL SHORT-TERM INVESTMENTS (Cost $22,942,381)		$22,942,381
Total Investments (Active Bond Trust)
(Cost $810,514,431) - 100.9%		$845,023,720
Other assets and liabilities, net - (0.9%)		(7,426,134)
TOTAL NET ASSETS - 100.0%		$837,597,586

All Cap Core Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 98.3%
Consumer discretionary - 13.2%
Auto components - 1.0%
American Axle &
Manufacturing Holdings, Inc. (I)	6,900	$178,224
Cooper Tire & Rubber Company	72,700	3,114,468
Lear Corp.	500	55,410
		3,348,102
Automobiles - 0.1%
General Motors Company	5,400	202,500
Diversified consumer services - 0.1%
Strayer Education, Inc. (I)	5,900	315,119
Hotels, restaurants and leisure - 3.0%
Cracker Barrel Old Country Store, Inc.	800	121,712
Darden Restaurants, Inc.	56,200	3,896,908
Isle of Capri Casinos, Inc. (I)	12,800	179,840
Jack in the Box, Inc.	13,100	1,256,552
Marriott International, Inc., Class A	55,000	4,417,600
Penn National Gaming, Inc. (I)	18,000	281,880
Sonic Corp.	14,300	453,310
		10,607,802
Media - 2.5%
AMC Entertainment Holdings, Inc., Class A	9,700	344,253
Cablevision Systems Corp., Class A (L)	4,300	78,690
Cinemark Holdings, Inc.	36,100	1,627,027
News Corp., Class A (I)	4,000	64,040
Sirius XM Holdings, Inc. (I)	677,000	2,586,140
The Interpublic Group of Companies, Inc.	13,100	289,772
The Walt Disney Company	26,300	2,758,607
Time Warner Cable, Inc.	3,200	479,616
Time Warner, Inc.	5,400	455,976
		8,684,121
Multiline retail - 2.3%
Burlington Stores, Inc. (I)	4,300	255,506

The accompanying notes are an integral part of the financial statements.	23

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

All Cap Core Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Multiline retail (continued)
Kohl’s Corp.	32,300	$2,527,475
Target Corp.	63,100	5,178,617
		7,961,598
Specialty retail - 3.3%
Barnes & Noble, Inc. (I)	61,700	1,465,375
Best Buy Company, Inc.	98,200	3,710,978
Build-A-Bear Workshop, Inc. (I)	21,500	422,475
Express, Inc. (I)	16,200	267,786
Lowe’s Companies, Inc.	64,800	4,820,472
Murphy USA, Inc. (I)	4,300	311,191
Staples, Inc.	3,300	53,741
The Cato Corp., Class A	8,100	320,760
Ulta Salon Cosmetics & Fragrance, Inc. (I)	2,100	316,785
		11,689,563
Textiles, apparel and luxury goods - 0.9%
Skechers U.S.A., Inc., Class A (I)	42,800	3,077,748
		45,886,553
Consumer staples - 8.8%
Beverages - 2.0%
Dr. Pepper Snapple Group, Inc.	34,000	2,668,320
Monster Beverage Corp. (I)	29,700	4,110,332
		6,778,652
Food and staples retailing - 2.2%
CVS Health Corp.	37,900	3,911,659
SUPERVALU, Inc. (I)	30,900	359,367
The Kroger Company	45,700	3,503,362
		7,774,388
Food products - 1.7%
Cal-Maine Foods, Inc. (L)	8,000	312,480
Pilgrim’s Pride Corp. (L)	87,000	1,965,330
Sanderson Farms, Inc. (L)	46,400	3,695,760
		5,973,570
Household products - 1.3%
The Clorox Company	41,300	4,559,107
Tobacco - 1.6%
Altria Group, Inc.	66,100	3,306,322
Lorillard, Inc.	30,000	1,960,500
Reynolds American, Inc.	4,600	316,986
		5,583,808
		30,669,525
Energy - 6.4%
Energy equipment and services - 0.0%
Atwood Oceanics, Inc.	2,600	73,086
Oil, gas and consumable fuels - 6.4%
Alon USA Energy, Inc.	34,300	568,351
CVR Energy, Inc. (L)	20,800	885,248
Exxon Mobil Corp.	13,200	1,122,000
Frontline, Ltd. (I)(L)	79,000	176,960
Marathon Petroleum Corp.	40,900	4,187,751
Nordic American Tankers, Ltd. (L)	145,900	1,737,669
Pacific Ethanol, Inc. (I)(L)	53,900	581,581
PBF Energy, Inc., Class A	94,900	3,219,008
REX American Resources Corp. (I)	51,300	3,119,553
Tesoro Corp.	13,100	1,195,899
Valero Energy Corp.	78,800	5,013,256
Western Refining, Inc.	7,100	350,669
		22,157,945
		22,231,031
Financials - 16.1%
Banks - 4.4%
Capital Bank Financial Corp., Class A (I)	2,400	66,264
Citigroup, Inc.	99,300	5,115,936
City National Corp.	5,700	507,756
East West Bancorp, Inc.	21,800	882,028
First BanCorp (I)	20,200	125,240
First Citizens BancShares, Inc., Class A	3,500	908,915
Heartland Financial USA, Inc.	3,100	101,153
JPMorgan Chase & Co.	19,400	1,175,252
KeyCorp	59,400	841,104
MidSouth Bancorp, Inc.	3,800	56,050
OFG Bancorp	8,300	135,456
Pinnacle Financial Partners, Inc.	2,600	115,596
Popular, Inc. (I)	46,600	1,602,574
Signature Bank (I)	6,700	868,186
SunTrust Banks, Inc.	50,200	2,062,718
Valley National Bancorp	30,300	286,032
Wintrust Financial Corp.	11,800	562,624
		15,412,884
Capital markets - 1.3%
BGC Partners, Inc., Class A	13,200	124,740
INTL. FCStone, Inc. (I)	1,900	56,487
Janus Capital Group, Inc.	16,400	281,916
Northern Trust Corp.	48,000	3,343,200
The Goldman Sachs Group, Inc.	4,300	808,271
		4,614,614
Diversified financial services - 4.3%
Berkshire Hathaway, Inc., Class B (I)	15,000	2,164,800
CME Group, Inc.	48,300	4,574,493
Intercontinental Exchange Group, Inc.	12,800	2,985,856
McGraw-Hill Financial, Inc.	21,900	2,264,460
Voya Financial, Inc.	68,500	2,953,035
		14,942,644
Insurance - 2.4%
Alleghany Corp. (I)	5,821	2,834,827
Arch Capital Group, Ltd. (I)	24,200	1,490,720
Lincoln National Corp.	16,900	971,074
Markel Corp. (I)	500	384,480
The Allstate Corp.	8,100	576,477
The Progressive Corp.	83,400	2,268,480
		8,526,058
Real estate investment trusts - 1.4%
AG Mortgage Investment Trust, Inc.	28,400	535,056
Chimera Investment Corp.	490,900	1,541,426
CoreSite Realty Corp.	12,200	593,896
Crown Castle International Corp.	4,100	338,414
Regency Centers Corp.	9,200	625,968
Ryman Hospitality Properties	15,000	913,650
Simon Property Group, Inc.	2,400	469,536
		5,017,946
Real estate management and development - 1.9%
CBRE Group, Inc., Class A (I)	35,300	1,366,463
Jones Lang LaSalle, Inc.	26,400	4,498,560

The accompanying notes are an integral part of the financial statements.	24

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

All Cap Core Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate management and development (continued)
The St. Joe Company (I)	37,400	$694,144
		6,559,167
Thrifts and mortgage finance - 0.4%
Berkshire Hills Bancorp, Inc.	12,500	346,250
Essent Group, Ltd. (I)	36,200	865,542
		1,211,792
		56,285,105
Health care - 16.2%
Biotechnology - 5.3%
Amgen, Inc.	36,900	5,898,465
Biogen, Inc. (I)	12,700	5,362,448
Gilead Sciences, Inc. (I)	38,300	3,758,379
Hyperion Therapeutics, Inc. (I)	2,500	114,750
PDL BioPharma, Inc. (L)	37,000	260,295
Pharmacyclics, Inc. (I)	12,300	3,148,185
		18,542,522
Health care equipment and supplies - 1.1%
Edwards Lifesciences Corp. (I)	27,200	3,874,912
Health care providers and services - 5.0%
Aetna, Inc.	700	74,571
AmerisourceBergen Corp.	6,700	761,589
Anthem, Inc.	31,700	4,894,797
Centene Corp. (I)	63,800	4,510,022
Cigna Corp.	3,700	478,928
Health Net, Inc. (I)	34,200	2,068,758
Humana, Inc.	900	160,218
Laboratory Corp. of America Holdings (I)	8,300	1,046,547
LifePoint Hospitals, Inc. (I)	31,800	2,335,710
UnitedHealth Group, Inc.	8,700	1,029,123
		17,360,263
Health care technology - 0.0%
Merge Healthcare, Inc. (I)	16,000	71,520
Life sciences tools and services - 2.0%
Affymetrix, Inc. (I)	31,700	398,152
Cambrex Corp. (I)	6,800	269,484
Illumina, Inc. (I)	16,000	2,970,240
Mettler-Toledo International, Inc. (I)	1,500	492,975
Quintiles Transnational Holdings, Inc. (I)	44,800	3,000,256
		7,131,107
Pharmaceuticals - 2.8%
Eli Lilly & Company	8,400	610,260
Hospira, Inc. (I)	50,400	4,427,136
Johnson & Johnson	4,300	432,580
Lannett Company, Inc. (I)(L)	7,600	514,596
Mallinckrodt PLC (I)	4,200	531,930
Merck & Company, Inc.	35,000	2,011,800
Mylan NV (I)	11,800	700,330
Pfizer, Inc.	9,300	323,547
Sucampo Pharmaceuticals, Inc., Class A (I)(L)	9,000	140,040
		9,692,219
		56,672,543
Industrials - 11.9%
Aerospace and defense - 5.6%
General Dynamics Corp.	33,600	4,560,528
Huntington Ingalls Industries, Inc.	13,500	1,892,025
Lockheed Martin Corp.	2,100	426,216
Northrop Grumman Corp.	28,900	4,651,744
Rockwell Collins, Inc.	44,900	4,335,095
Spirit Aerosystems Holdings, Inc., Class A (I)	72,800	3,800,888
		19,666,496
Air freight and logistics - 0.4%
C.H. Robinson Worldwide, Inc.	16,300	1,193,486
Airlines - 2.0%
JetBlue Airways Corp. (I)	17,800	342,650
Southwest Airlines Company	103,500	4,585,050
United Continental Holdings, Inc. (I)	30,100	2,024,225
		6,951,925
Building products - 0.0%
American Woodmark Corp. (I)	2,400	131,352
Commercial services and supplies - 1.1%
Cintas Corp.	47,500	3,877,425
Construction and engineering - 0.2%
Argan, Inc.	12,100	437,657
Dycom Industries, Inc. (I)	5,200	253,968
		691,625
Electrical equipment - 0.2%
Acuity Brands, Inc.	4,200	706,272
Industrial conglomerates - 0.3%
Danaher Corp.	11,300	959,370
Machinery - 0.4%
PACCAR, Inc.	18,600	1,174,404
The Greenbrier Companies, Inc. (L)	5,000	290,000
		1,464,404
Marine - 0.2%
Matson, Inc.	12,200	514,352
Professional services - 0.7%
Insperity, Inc.	10,400	543,816
Robert Half International, Inc.	22,200	1,343,544
RPX Corp. (I)	43,900	631,721
		2,519,081
Road and rail - 0.8%
Union Pacific Corp.	26,700	2,891,877
USA Truck, Inc. (I)	1,400	38,766
		2,930,643
		41,606,431
Information technology - 20.1%
Communications equipment - 1.2%
InterDigital, Inc.	82,400	4,180,976
Electronic equipment, instruments and components - 0.5%
Jabil Circuit, Inc.	73,300	1,713,754
Internet software and services - 0.6%
Angie’s List, Inc. (I)(L)	7,900	46,373
EarthLink Holdings Corp.	67,900	301,476
Facebook, Inc., Class A (I)	10,100	830,372
GrubHub, Inc. (I)(L)	10,900	494,751
Monster Worldwide, Inc. (I)	49,900	316,366
		1,989,338
IT services - 6.6%
Amdocs, Ltd.	6,000	326,400
Booz Allen Hamilton Holding Corp.	16,600	480,404
Broadridge Financial Solutions, Inc.	50,100	2,756,001

The accompanying notes are an integral part of the financial statements.	25

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

All Cap Core Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services (continued)
Cognizant Technology
Solutions Corp., Class A (I)	52,700	$3,287,953
Computer Sciences Corp.	45,900	2,996,352
DST Systems, Inc.	28,700	3,177,377
EPAM Systems, Inc. (I)	21,800	1,336,122
Fiserv, Inc. (I)	11,300	897,220
Leidos Holdings, Inc.	22,000	923,120
MAXIMUS, Inc.	13,100	874,556
Paychex, Inc.	34,800	1,726,602
Science Applications International Corp.	2,000	102,700
Visa, Inc., Class A	65,000	4,251,650
		23,136,457
Semiconductors and semiconductor equipment - 3.3%
Amkor Technology, Inc. (I)	29,000	256,215
Cirrus Logic, Inc. (I)	2,500	83,150
Freescale Semiconductor, Ltd. (I)	15,400	627,704
Integrated Device Technology, Inc. (I)	120,200	2,406,404
Lam Research Corp.	500	35,118
Micron Technology, Inc. (I)	67,600	1,833,988
NVIDIA Corp.	23,600	493,830
Tessera Technologies, Inc.	68,900	2,775,292
Texas Instruments, Inc.	52,400	2,996,494
		11,508,195
Software - 2.5%
Electronic Arts, Inc. (I)	41,200	2,423,178
Ellie Mae, Inc. (I)	6,700	370,577
ePlus, Inc. (I)	3,100	269,483
FactSet Research Systems, Inc.	14,800	2,356,160
Fair Isaac Corp.	4,200	372,624
Manhattan Associates, Inc. (I)	40,400	2,044,644
Microsoft Corp.	21,607	878,433
		8,715,099
Technology hardware, storage and peripherals - 5.4%
Apple, Inc.	124,582	15,501,738
Hewlett-Packard Company	102,500	3,193,900
Lexmark International, Inc., Class A	7,300	309,082
		19,004,720
		70,248,539
Materials - 2.5%
Chemicals - 1.4%
CF Industries Holdings, Inc.	500	141,840
The Mosaic Company	13,800	635,628
The Sherwin-Williams Company	14,200	4,039,900
		4,817,368
Construction materials - 0.7%
Vulcan Materials Company	28,200	2,377,260
Metals and mining - 0.4%
Alcoa, Inc.	104,400	1,348,848
Newmont Mining Corp.	9,400	204,074
		1,552,922
		8,747,550
Telecommunication services - 1.0%
Diversified telecommunication services - 1.0%
Atlantic Tele-Network, Inc.	7,300	505,306
CenturyLink, Inc.	24,700	853,385
Inteliquent, Inc.	41,500	653,210
Level 3 Communications, Inc. (I)	21,100	1,136,024
magicJack VocalTec, Ltd. (I)(L)	25,400	173,736
Vonage Holdings Corp. (I)	30,800	151,228
		3,472,889
Utilities - 2.1%
Electric utilities - 1.0%
Edison International	13,400	837,098
Entergy Corp.	33,600	2,603,664
		3,440,762
Multi-utilities - 1.1%
PG&E Corp.	58,900	3,125,823
Public Service Enterprise Group, Inc.	20,700	867,744
		3,993,567
		7,434,329
TOTAL COMMON STOCKS (Cost $312,669,720)		$343,254,495

SECURITIES LENDING COLLATERAL - 2.5%
John Hancock
Collateral Trust, 0.1102% (W)(Y)	889,950	8,903,950
TOTAL SECURITIES LENDING
COLLATERAL (Cost $8,904,194)		$8,903,950

SHORT-TERM INVESTMENTS - 1.6%
Money market funds - 1.6%
State Street Institutional Liquid Reserves
Fund, 0.0986% (Y)	5,591,138	5,591,138
TOTAL SHORT-TERM INVESTMENTS (Cost $5,591,138)		$5,591,138
Total Investments (All Cap Core Trust)
(Cost $327,165,052) - 102.4%		$357,749,583
Other assets and liabilities, net - (2.4%)		(8,544,299)
TOTAL NET ASSETS - 100.0%		$349,205,284

Alpha Opportunities Trust

	Shares or Principal Amount	Value
COMMON STOCKS - 96.4%
Consumer discretionary - 14.6%
Automobiles - 0.5%
Fiat Chrysler Automobiles NV (I)	66,532	$1,080,085
Fiat Chrysler Automobiles NV (I)	82	1,337
Harley-Davidson, Inc.	47,905	2,909,750
		3,991,172
Diversified consumer services - 0.0%
The Honest Company, Inc. (I)(R)	3,841	95,718
		95,718
Hotels, restaurants and leisure - 1.6%
Accor SA	20,920	1,090,896
Hilton Worldwide Holdings, Inc. (I)	70,006	2,073,578
McDonald’s Corp.	62,066	6,047,700
Starbucks Corp.	4,438	420,279
Whitbread PLC	22,227	1,725,924
Wyndham Worldwide Corp.	6,113	553,043
		11,911,420

The accompanying notes are an integral part of the financial statements.	26

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Alpha Opportunities Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household durables - 3.5%
D.R. Horton, Inc.	199,170	$5,672,362
Electrolux AB, Series B	59,765	1,707,391
GoPro, Inc., Class A (I)(L)	34,093	1,479,977
iRobot Corp. (I)	17,091	557,679
Lennar Corp., Class A	26,190	1,356,904
NVR, Inc. (I)	4,216	5,601,631
PulteGroup, Inc.	224,292	4,986,011
Sony Corp. (I)	20,340	543,965
Sony Corp., ADR (I)	25,855	692,397
Whirlpool Corp.	20,679	4,178,399
		26,776,716
Internet and catalog retail - 2.4%
Amazon.com, Inc. (I)	28,315	10,536,012
Groupon, Inc. (I)	227,879	1,643,008
HSN, Inc.	11,388	777,003
Netflix, Inc. (I)	11,030	4,596,091
Vipshop Holdings, Ltd., ADR (I)	26,560	781,926
		18,334,040
Media - 1.1%
CyberAgent, Inc.	15,877	909,391
DISH Network Corp., Class A (I)	23,855	1,671,281
Loral Space & Communications, Inc. (I)	8,681	594,128
Sky PLC	79,943	1,176,120
Solocal Group (I)	537,871	356,608
Tribune Media Company, Class A	5,970	363,036
Twenty-First Century Fox, Inc., Class A	99,566	3,369,313
		8,439,877
Multiline retail - 0.1%
Intime Retail Group Company, Ltd.	186,460	129,685
Tuesday Morning Corp. (I)	17,015	273,942
		403,627
Specialty retail - 4.8%
Advance Auto Parts, Inc.	81,311	12,171,444
AutoNation, Inc. (I)	4,680	301,064
CarMax, Inc. (I)	9,150	631,442
CST Brands, Inc.	15,687	687,561
L Brands, Inc.	8,469	798,542
Lowe’s Companies, Inc.	99,631	7,411,550
Pier 1 Imports, Inc.	146,264	2,044,771
Signet Jewelers, Ltd.	5,681	788,466
The Home Depot, Inc.	40,649	4,618,133
The TJX Companies, Inc.	84,583	5,925,039
Tiffany & Company	10,909	960,101
Zhongsheng Group Holdings, Ltd.	230,250	152,708
		36,490,821
Textiles, apparel and luxury goods - 0.6%
ANTA Sports Products, Ltd.	205,733	375,676
Asics Corp.	19,755	537,580
Kate Spade & Company (I)	14,378	480,081
Michael Kors Holdings, Ltd. (I)	5,879	386,544
Samsonite International SA	733,780	2,553,334
		4,333,215
		110,776,606
Consumer staples - 4.7%
Beverages - 2.6%
Anheuser-Busch InBev NV	9,274	1,132,962
Anheuser-Busch InBev NV, ADR	26,283	3,204,161
Diageo PLC, ADR	15,974	1,766,245
Molson Coors Brewing Company, Class B	17,445	1,298,780
Monster Beverage Corp. (I)	14,801	2,048,384
The Coca-Cola Company	217,954	8,838,035
Treasury Wine Estates, Ltd.	341,698	1,327,637
		19,616,204
Food and staples retailing - 0.2%
Seven & I Holdings Company, Ltd.	29,079	1,221,994
		1,221,994
Food products - 1.5%
Greencore Group PLC	571,899	2,732,315
Keurig Green Mountain, Inc.	2,064	230,611
Kraft Foods Group, Inc.	46,558	4,055,900
Mondelez International, Inc., Class A	26,767	966,021
Post Holdings, Inc. (I)	19,863	930,383
The Hershey Company	22,487	2,269,163
TreeHouse Foods, Inc. (I)	6,832	580,857
		11,765,250
Household products - 0.3%
Svenska Cellulosa AB SCA, B Shares	21,692	498,457
The Procter & Gamble Company	24,109	1,975,491
		2,473,948
Personal products - 0.1%
The Estee Lauder Companies, Inc., Class A	12,099	1,006,153
		1,006,153
		36,083,549
Energy - 5.4%
Energy equipment and services - 0.7%
Baker Hughes, Inc.	10,992	698,871
Halliburton Company	37,900	1,663,052
McDermott International, Inc. (I)(L)	156,268	600,069
Patterson-UTI Energy, Inc.	50,108	940,778
Petroleum Geo-Services ASA (L)	52,472	269,200
Trican Well Service, Ltd.	254,495	693,228
		4,865,198
Oil, gas and consumable fuels - 4.7%
BG Group PLC	264,476	3,246,109
Chevron Corp.	29,195	3,064,891
China Suntien Green Energy Corp., Ltd.,
H Shares	3,199,350	774,124
Cobalt International Energy, Inc. (I)	176,959	1,665,184
Cosan, Ltd., Class A	98,833	625,613
Energen Corp.	672	44,352
EOG Resources, Inc.	8,782	805,222
Exxon Mobil Corp.	36,743	3,123,155
Imperial Oil, Ltd.	111,744	4,456,351
Karoon Gas Australia, Ltd. (I)(L)	667,694	1,090,723
Laredo Petroleum, Inc. (I)(L)	101,303	1,320,991
Occidental Petroleum Corp.	28,056	2,048,088
Pioneer Natural Resources Company	30,561	4,997,029
Rice Energy, Inc. (I)	32,654	710,551
Southwestern Energy Company (I)(L)	12,521	290,362
Suncor Energy, Inc.	96,185	2,813,411
Tsakos Energy Navigation, Ltd.	208,874	1,708,589
Whiting Petroleum Corp. (I)	27,411	847,000
World Fuel Services Corp.	37,762	2,170,560
		35,802,305
		40,667,503

The accompanying notes are an integral part of the financial statements.	27

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Alpha Opportunities Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials - 13.6%
Banks - 4.3%
Alpha Bank AE (I)	1,928,777	$571,331
Axis Bank, Ltd.	83,748	765,662
BOK Financial Corp. (L)	26,687	1,633,778
Citigroup, Inc.	68,367	3,522,268
Cullen/Frost Bankers, Inc.	7,126	492,264
First Republic Bank	27,234	1,554,789
Grupo Financiero Galicia SA, ADR (L)	17,790	411,839
HDFC Bank, Ltd.	66,905	1,274,828
JPMorgan Chase & Co.	64,825	3,927,099
M&T Bank Corp.	41,039	5,211,953
Piraeus Bank SA (I)	1,216,932	469,678
Sberbank of Russia, ADR	79,400	346,978
Seven Bank, Ltd.	39,699	195,745
The PNC Financial Services Group, Inc.	81,390	7,588,804
Wells Fargo & Company	83,795	4,558,448
		32,525,464
Capital markets - 1.9%
BlackRock, Inc.	30,028	10,985,444
GF Securities Company, Ltd., H Shares (I)	63,700	154,882
Julius Baer Group, Ltd. (I)	24,633	1,231,251
Legg Mason, Inc.	10,395	573,804
Matsui Securities Company, Ltd.	41,450	376,031
SEI Investments Company	25,269	1,114,110
		14,435,522
Consumer finance - 0.1%
Springleaf Holdings, Inc. (I)	8,780	454,541
		454,541
Diversified financial services - 0.8%
Berkshire Hathaway, Inc., Class B (I)	16,110	2,324,995
Japan Exchange Group, Inc.	3,757	108,776
London Stock Exchange Group PLC	6,518	237,060
McGraw-Hill Financial, Inc.	13,437	1,389,386
Moody’s Corp.	8,450	877,110
MSCI, Inc.	13,900	852,209
		5,789,536
Insurance - 5.8%
ACE, Ltd.	66,060	7,365,029
Alleghany Corp. (I)	4,304	2,096,048
American International Group, Inc.	138,248	7,574,608
Fairfax Financial Holdings, Ltd.	4,706	2,638,080
Markel Corp. (I)	7,089	5,451,157
Marsh & McLennan Companies, Inc.	135,571	7,604,177
MetLife, Inc.	97,593	4,933,326
Reinsurance Group of America, Inc.	17,977	1,675,277
St James’s Place PLC	89,556	1,238,667
Unum Group	51,528	1,738,039
White Mountains Insurance Group, Ltd.	2,799	1,915,971
		44,230,379
Real estate - 0.0%
WeWork Companies, Inc., Class A (I)(R)	2,554	42,527
		42,527
Real estate investment trusts - 0.3%
Kennedy Wilson Europe Real Estate PLC	138,609	2,257,323
		2,257,323
Real estate management and development - 0.4%
Daito Trust Construction Company, Ltd.	10,300	1,150,156
Deutsche Annington Immobilien SE	65,612	2,210,969
		3,361,125
		103,096,417
Health care - 17.6%
Biotechnology - 2.9%
Actelion, Ltd. (I)	1,284	148,088
Agios Pharmaceuticals, Inc. (I)	8,331	785,613
Alnylam Pharmaceuticals, Inc. (I)	13,286	1,387,324
Arena Pharmaceuticals, Inc. (I)(L)	201,362	879,952
Biogen, Inc. (I)	5,781	2,440,969
BioMarin Pharmaceutical, Inc. (I)	6,884	857,884
Celgene Corp. (I)	19,389	2,235,164
Five Prime Therapeutics, Inc. (I)	10,780	246,323
Gilead Sciences, Inc. (I)	7,800	765,414
Incyte Corp. (I)	16,122	1,477,743
Innate Pharma SA (I)	17,990	155,002
Isis Pharmaceuticals, Inc. (I)	6,871	437,477
Medivation, Inc. (I)	4,538	585,720
Portola Pharmaceuticals, Inc. (I)	16,400	622,544
PTC Therapeutics, Inc. (I)	8,723	530,795
Puma Biotechnology, Inc. (I)	4,859	1,147,258
Receptos, Inc. (I)	7,624	1,257,121
Regeneron Pharmaceuticals, Inc. (I)	4,859	2,193,741
Regulus Therapeutics, Inc. (I)(L)	17,200	291,368
TESARO, Inc. (I)(L)	12,511	718,131
United Therapeutics Corp. (I)	3,074	530,065
Vertex Pharmaceuticals, Inc. (I)	18,807	2,218,662
		21,912,358
Health care equipment and supplies - 1.5%
Becton, Dickinson and Company	46,268	6,643,622
Boston Scientific Corp. (I)	15,598	276,865
Corindus Vascular Robotics, Inc. (I)	259,891	1,104,537
Medtronic PLC	45,148	3,521,093
		11,546,117
Health care providers and services - 2.6%
Acadia Healthcare Company, Inc. (I)	21,542	1,542,407
Aetna, Inc.	9,652	1,028,228
Cardinal Health, Inc.	45,272	4,086,703
Envision Healthcare Holdings, Inc. (I)	103,529	3,970,337
HCA Holdings, Inc. (I)	7,270	546,922
Health Net, Inc. (I)	6,737	407,521
Humana, Inc.	2,485	442,380
Laboratory Corp. of America Holdings (I)	22,366	2,820,129
LifePoint Hospitals, Inc. (I)	3,736	274,409
UnitedHealth Group, Inc.	39,528	4,675,767
Universal Health Services, Inc., Class B	3,183	374,671
		20,169,474
Health care technology - 0.1%
CareView Communications, Inc. (I)	1,175,205	564,098
		564,098
Life sciences tools and services - 0.3%
Illumina, Inc. (I)	11,131	2,066,359
		2,066,359
Pharmaceuticals - 10.2%
Actavis PLC (I)	31,073	9,247,946
Astellas Pharma, Inc.	17,334	284,016
AstraZeneca PLC	66,383	4,555,099
AstraZeneca PLC, ADR	14,591	998,462
Bristol-Myers Squibb Company	341,968	22,056,936

The accompanying notes are an integral part of the financial statements.	28

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Alpha Opportunities Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Eisai Company, Ltd.	24,285	$1,727,339
Eli Lilly & Company	7,284	529,183
Endo International PLC (I)	5,479	491,466
Hikma Pharmaceuticals PLC	11,261	354,426
Jazz Pharmaceuticals PLC (I)	6,088	1,051,946
Johnson & Johnson	65,205	6,559,623
Merck & Company, Inc.	219,017	12,589,097
Mylan NV (I)	8,423	499,905
Ono Pharmaceutical Company, Ltd.	34,344	3,875,512
Pfizer, Inc.	113,304	3,941,846
Roche Holding AG	11,495	3,158,734
Sanofi, ADR	16,257	803,746
Santen Pharmaceutical Company, Ltd.	15,680	228,705
TherapeuticsMD, Inc. (I)	743,521	4,498,302
		77,452,289
		133,710,695
Industrials - 13.5%
Aerospace and defense - 2.8%
DigitalGlobe, Inc. (I)	106,724	3,636,087
Lockheed Martin Corp.	17,373	3,526,024
Northrop Grumman Corp.	19,792	3,185,720
Raytheon Company	6,270	684,998
Safran SA	9,900	691,728
TransDigm Group, Inc.	4,909	1,073,696
United Technologies Corp.	69,630	8,160,636
		20,958,889
Air freight and logistics - 1.0%
FedEx Corp.	1,833	303,270
United Parcel Service, Inc., Class B	72,656	7,043,273
UTi Worldwide, Inc. (I)	7,932	97,564
		7,444,107
Airlines - 1.2%
AirAsia BHD	1,229,026	789,185
American Airlines Group, Inc.	47,811	2,523,465
JetBlue Airways Corp. (I)	41,878	806,152
Southwest Airlines Company	14,418	638,717
Spirit Airlines, Inc. (I)	9,253	715,812
United Continental Holdings, Inc. (I)	43,623	2,933,647
Wizz Air Holdings PLC (I)(S)	15,801	325,571
		8,732,549
Building products - 1.0%
Lennox International, Inc.	42,998	4,802,447
Owens Corning	48,120	2,088,408
Wienerberger AG	19,663	313,767
		7,204,622
Commercial services and supplies - 0.3%
Clean Harbors, Inc. (I)	45,322	2,573,383
		2,573,383
Construction and engineering - 0.9%
Abengoa SA, B Shares (L)	140,678	509,794
AECOM (I)	132,364	4,079,458
China Machinery Engineering Corp., H Shares	199,465	201,617
Jacobs Engineering Group, Inc. (I)	46,310	2,091,360
		6,882,229
Electrical equipment - 1.7%
Acuity Brands, Inc.	26,859	4,516,609
Capstone Turbine Corp. (I)(L)	866,481	563,213
Eaton Corp. PLC	61,154	4,154,803
Nidec Corp.	15,624	1,037,148
Schneider Electric SE	28,066	2,184,062
Zumtobel Group AG	22,874	566,642
		13,022,477
Industrial conglomerates - 0.7%
3M Company	14,254	2,351,197
Danaher Corp.	37,054	3,145,885
		5,497,082
Machinery - 1.5%
Allison Transmission Holdings, Inc.	100,156	3,198,983
Arcam AB (I)(L)	42,146	773,060
IDEX Corp.	22,694	1,720,886
Jain Irrigation Systems, Ltd.	900,430	885,553
PACCAR, Inc.	48,825	3,082,811
Pall Corp.	17,012	1,707,835
SMC Corp.	751	223,621
		11,592,749
Road and rail - 1.7%
AMERCO	4,153	1,372,151
Canadian National Railway Company	21,132	1,415,196
CSX Corp.	18,274	605,235
DSV A/S	73,738	2,291,688
Genesee & Wyoming, Inc., Class A (I)	35,258	3,400,282
Hertz Global Holdings, Inc. (I)	111,831	2,424,496
J.B. Hunt Transport Services, Inc.	8,283	707,327
Knight Transportation, Inc.	15,591	502,810
Old Dominion Freight Line, Inc. (I)	2,934	226,798
		12,945,983
Trading companies and distributors - 0.7%
HD Supply Holdings, Inc. (I)	29,617	922,718
MSC Industrial Direct Company, Inc., Class A	40,388	2,916,014
Rexel SA	81,380	1,534,483
		5,373,215
		102,227,285
Information technology - 20.0%
Communications equipment - 2.3%
Alcatel-Lucent, ADR (I)	154,967	578,027
Cisco Systems, Inc.	426,700	11,744,918
F5 Networks, Inc. (I)	14,035	1,613,183
Motorola Solutions, Inc.	35,435	2,362,451
Palo Alto Networks, Inc. (I)	3,078	449,634
ParkerVision, Inc. (I)(L)	765,905	635,701
		17,383,914
Electronic equipment, instruments and components - 1.0%
Arrow Electronics, Inc. (I)	26,490	1,619,864
Hamamatsu Photonics KK	8,776	264,527
Hitachi High-Technologies Corp.	3,347	101,857
Hoya Corp.	6,108	244,530
IPG Photonics Corp. (I)(L)	2,591	240,186
Largan Precision Company, Ltd.	13,400	1,151,970
Murata Manufacturing Company, Ltd.	1,131	155,331
TE Connectivity, Ltd.	56,643	4,056,772
		7,835,037
Internet software and services - 6.4%
21Vianet Group, Inc., ADR (I)(L)	19,753	348,838
Akamai Technologies, Inc. (I)	95,486	6,783,803
Alibaba Group Holding, Ltd., ADR (I)	62,469	5,199,920
AOL, Inc. (I)	19,159	758,888

The accompanying notes are an integral part of the financial statements.	29

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Alpha Opportunities Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet software and services (continued)
Baidu, Inc., ADR (I)	9,396	$1,958,126
CoStar Group, Inc. (I)	30,775	6,088,218
Coupons.com, Inc. (I)(L)	142,007	1,667,162
Facebook, Inc., Class A (I)	76,139	6,259,768
Gogo, Inc. (I)(L)	106,328	2,026,612
Google, Inc., Class C (I)	10,024	5,493,152
LinkedIn Corp., Class A (I)	4,822	1,204,825
Monster Worldwide, Inc. (I)	228,744	1,450,237
New Relic, Inc. (I)(L)	570	19,779
New Relic, Inc. (I)	11,544	387,868
Pandora Media, Inc. (I)	35,721	579,037
Qihoo 360 Technology
Company, Ltd., ADR (I)(L)	9,488	485,786
Tencent Holdings, Ltd.	116,212	2,206,855
Yelp, Inc. (I)	14,308	677,484
Zillow Group, Inc., Class A (I)(L)	46,071	4,620,921
		48,217,279
IT services - 1.4%
Accenture PLC, Class A	51,485	4,823,630
Automatic Data Processing, Inc.	26,790	2,294,296
EPAM Systems, Inc. (I)	7,634	467,888
Fidelity National Information Services, Inc.	5,165	351,530
Global Payments, Inc.	3,404	312,079
Optimal Payments PLC (I)(L)	350,998	2,737,904
		10,987,327
Semiconductors and semiconductor equipment - 3.7%
Applied Materials, Inc.	37,436	844,556
Avago Technologies, Ltd.	3,197	405,955
Broadcom Corp., Class A	10,805	467,802
Cypress Semiconductor Corp. (I)	65,909	929,976
GCL-Poly Energy Holdings, Ltd. (I)	4,840,140	1,281,431
Intel Corp.	87,251	2,728,339
Maxim Integrated Products, Inc.	55,457	1,930,458
Micron Technology, Inc. (I)	93,163	2,527,512
NXP Semiconductors NV (I)	71,995	7,225,418
SK Hynix, Inc.	19,946	814,727
Sumco Corp.	231,830	3,882,364
SunEdison Semiconductor, Ltd. (I)	41,847	1,080,490
SunEdison, Inc. (I)(L)	144,893	3,477,432
SunPower Corp. (I)(L)	19,495	610,388
		28,206,848
Software - 3.0%
Adobe Systems, Inc. (I)	20,923	1,547,047
Cadence Design Systems, Inc. (I)	54,588	1,006,603
EnerNOC, Inc. (I)	84,755	966,207
FactSet Research Systems, Inc.	17,284	2,751,613
FireEye, Inc. (I)(L)	7,646	300,106
Fortinet, Inc. (I)	10,260	358,587
Manhattan Associates, Inc. (I)	10,052	508,732
Microsoft Corp.	215,189	8,748,509
ServiceNow, Inc. (I)	3,422	269,585
Symantec Corp.	69,878	1,632,699
Tableau Software, Inc., Class A (I)	4,840	447,797
Tangoe, Inc. (I)	39,036	538,697
UBISOFT Entertainment (I)	56,274	1,039,080
Workday, Inc., Class A (I)	29,872	2,521,496
		22,636,758
Technology hardware, storage and peripherals - 2.2%
Apple, Inc.	130,252	16,207,256
Stratasys, Ltd. (I)(L)	9,575	505,369
		16,712,625
		151,979,788
Materials - 5.4%
Chemicals - 2.8%
Huntsman Corp.	130,814	2,900,146
Methanex Corp.	26,655	1,427,908
Platform Specialty Products Corp. (I)	238,670	6,124,272
Praxair, Inc.	43,601	5,264,385
The Dow Chemical Company	41,017	1,967,996
The Sherwin-Williams Company	4,925	1,401,163
Wacker Chemie AG	21,200	2,447,089
		21,532,959
Construction materials - 0.7%
Headwaters, Inc. (I)	11,333	207,847
Holcim, Ltd. (I)	7,860	585,589
Lafarge SA	6,743	438,367
Martin Marietta Materials, Inc.	24,566	3,434,327
Vulcan Materials Company	3,403	286,873
		4,953,003
Containers and packaging - 0.9%
Ball Corp.	25,251	1,783,731
Packaging Corp. of America	17,156	1,341,428
Silgan Holdings, Inc.	29,794	1,731,925
Smurfit Kappa Group PLC	79,276	2,227,644
		7,084,728
Metals and mining - 0.2%
Rio Tinto PLC, ADR (L)	37,510	1,552,914
		1,552,914
Paper and forest products - 0.8%
Louisiana-Pacific Corp. (I)	96,277	1,589,533
Norbord, Inc. (L)	221,515	4,662,737
		6,252,270
		41,375,874
Telecommunication services - 0.6%
Diversified telecommunication services - 0.4%
Verizon Communications, Inc.	60,706	2,952,133
		2,952,133
Wireless telecommunication services - 0.2%
Idea Cellular, Ltd.	148,325	433,993
SoftBank Corp.	16,430	956,873
		1,390,866
		4,342,999
Utilities - 1.0%
Electric utilities - 0.7%
Duke Energy Corp.	66,043	5,070,782
Empresa Distribuidora y Comercializadora
Norte, ADR (I)	11,860	191,658
Pampa Energia SA, ADR (I)	9,110	160,974
		5,423,414
Gas utilities - 0.2%
UGI Corp.	47,473	1,547,145

The accompanying notes are an integral part of the financial statements.	30

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Alpha Opportunities Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Independent power and renewable electricity producers - 0.1%
China Longyuan Power Group Corp., H Shares	846,230	$919,754
		919,754
		7,890,313
TOTAL COMMON STOCKS (Cost $653,825,718)		$732,151,029

PREFERRED SECURITIES - 1.7%
Consumer discretionary - 0.0%
The Honest Company, Inc. (I)(R)	8,963	223,358
		223,358
Financials - 0.1%
Forward Venture (I)(R)	14,346	406,008
Redfin Corp. (I)(R)	78,202	257,887
WeWork Companies, Inc., Series D1 (I)(R)	12,694	211,370
WeWork Companies, Inc., Series D2 (I)(R)	9,974	166,079
		1,041,344
Health care - 0.0%
ConforMIS, Inc. (I)(R)	27,370	218,960
		218,960
Industrials - 0.1%
Lithium Technology Corp. (I)(R)	85,197	443,024
		443,024
Information technology - 1.5%
Apigee Corp., Series H (I)(R)	148,495	582,100
Birst, Inc. (I)	46,072	269,102
Cloudera, Inc., Series F (I)(R)	15,771	487,639
DocuSign, Inc., Series B (I)(R)	865	12,992
DocuSign, Inc., Series B1 (I)(R)	259	3,890
DocuSign, Inc., Series D (I)(R)	621	9,327
DocuSign, Inc., Series E (I)(R)	16,071	241,386
DraftKings, Inc. (I)(R)	75,450	135,907
Dropbox, Inc., Series C (I)(R)	10,895	193,059
Essence Group Holdings Corp. (I)(R)	203,629	384,859
LendingClub Corp., Series D (I)	19,116	363,718
Lookout, Inc., Series F (I)(R)	25,174	287,565
Nutanix, Inc. (I)(R)	32,127	502,788
Pinterest, Inc., Series G (I)(R)	32,419	1,163,695
Pure Storage, Inc., Series F (I)(R)	62,660	1,110,962
Uber Technologies, Inc. (I)(R)	142,224	4,738,548
Veracode, Inc. (I)(R)	18,712	512,522
Zuora, Inc., Series F (I)(R)	99,899	379,546
		11,379,605
TOTAL PREFERRED SECURITIES (Cost $9,782,374)		$13,306,291

WARRANTS - 0.1%
Moscow Exchange MICEX (Expiration Date:
04/18/2023; Strike Price: RUB 0.00) (I)(S)	686,230	813,471
TOTAL WARRANTS (Cost $1,113,219)		$813,471

SECURITIES LENDING COLLATERAL - 3.9%
John Hancock
Collateral Trust, 0.1102% (W)(Y)	2,937,622	29,390,907
TOTAL SECURITIES LENDING
COLLATERAL (Cost $29,391,246)		$29,390,907

SHORT-TERM INVESTMENTS - 1.7%
Repurchase agreement - 1.7%
Deutsche Bank Tri-Party Repurchase
Agreement dated 03/31/2015 at 0.150% to
be repurchased at $13,100,055 on
04/01/2015, collateralized by $13,564,000
Federal National Mortgage Association,
7.125% due 01/15/2030 (valued at
$8,531,756, including interest) and
$4,831,000 Federal Home Loan Bank,
0.000% due 04/22/2015 (valued at
$4,830,855, including interest)	$13,100,000	$13,100,000
TOTAL SHORT-TERM INVESTMENTS (Cost $13,100,000)		$13,100,000
Total Investments (Alpha Opportunities Trust)
(Cost $707,212,557) - 103.8%		$788,761,698
Other assets and liabilities, net - (3.8%)		(29,097,205)
TOTAL NET ASSETS - 100.0%		$759,664,493

American Asset Allocation Trust

	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Asset Allocation Fund - Class 1	74,500,070	$1,673,271,578
TOTAL INVESTMENT COMPANIES (Cost $1,014,870,496)		$1,673,271,578
Total Investments (American Asset Allocation Trust)
(Cost $1,014,870,496) - 100.0%		$1,673,271,578
Other assets and liabilities, net - 0.0%		(16,343)
TOTAL NET ASSETS - 100.0%		$1,673,255,235

American Global Growth Trust

	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Global Growth Fund - Class 1	8,621,721	$251,581,823
TOTAL INVESTMENT COMPANIES (Cost $196,127,026)		$251,581,823
Total Investments (American Global Growth Trust)
(Cost $196,127,026) - 100.0%		$251,581,823
Other assets and liabilities, net - 0.0%		55,462
TOTAL NET ASSETS - 100.0%		$251,637,285

The accompanying notes are an integral part of the financial statements.	31

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

American Growth Trust

	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Growth Fund - Class 1	12,263,914	$1,024,282,060
TOTAL INVESTMENT COMPANIES (Cost $563,506,614)		$1,024,282,060
Total Investments (American Growth Trust)
(Cost $563,506,614) - 100.0%		$1,024,282,060
Other assets and liabilities, net - 0.0%		(14,389)
TOTAL NET ASSETS - 100.0%		$1,024,267,671

American Growth-Income Trust

	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Growth-Income Fund - Class 1	22,883,478	$1,228,156,289
TOTAL INVESTMENT COMPANIES (Cost $755,410,539)		$1,228,156,289
Total Investments (American Growth-Income Trust)
(Cost $755,410,539) - 100.0%		$1,228,156,289
Other assets and liabilities, net - 0.0%		(18,165)
TOTAL NET ASSETS - 100.0%		$1,228,138,124

American International Trust

	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American International Fund - Class 1	28,322,276	$607,512,815
TOTAL INVESTMENT COMPANIES (Cost $438,275,688)		$607,512,815
Total Investments (American International Trust)
(Cost $438,275,688) - 100.0%		$607,512,815
Other assets and liabilities, net - 0.0%		(13,805)
TOTAL NET ASSETS - 100.0%		$607,499,010

American New World Trust

	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American New World Fund - Class 1	3,460,373	$73,775,150
TOTAL INVESTMENT COMPANIES (Cost $77,380,090)		$73,775,150
Total Investments (American New World Trust)
(Cost $77,380,090) - 100.0%		$73,775,150
Other assets and liabilities, net - 0.0%		(12,974)
TOTAL NET ASSETS - 100.0%		$73,762,176

Blue Chip Growth Trust

	Shares or Principal Amount	Value
COMMON STOCKS - 99.6%
Consumer discretionary - 23.6%
Auto components - 0.2%
BorgWarner, Inc.	22,400	$1,354,749
Delphi Automotive PLC	20,200	1,610,748
		2,965,497
Automobiles - 0.4%
Tesla Motors, Inc. (I)(L)	37,900	7,154,383
Hotels, restaurants and leisure - 5.3%
Carnival Corp.	23,600	1,129,024
Chipotle Mexican Grill, Inc. (I)	22,800	14,832,312
Hilton Worldwide Holdings, Inc. (I)	348,022	10,308,412
Las Vegas Sands Corp.	33,100	1,821,824
Marriott International, Inc., Class A	35,929	2,885,817
MGM Resorts International (I)	465,100	9,781,053
Norwegian Cruise Line Holdings, Ltd. (I)	79,300	4,282,993
Royal Caribbean Cruises, Ltd.	4,500	368,325
Starbucks Corp.	298,600	28,277,420
Starwood Hotels & Resorts Worldwide, Inc.	4,100	342,350
Wynn Macau, Ltd.	865,200	1,869,803
Wynn Resorts, Ltd.	146,600	18,454,008
		94,353,341
Internet and catalog retail - 9.4%
Amazon.com, Inc. (I)	210,689	78,397,377
Ctrip.com International, Ltd., ADR (I)	14,000	820,680
Netflix, Inc. (I)	47,500	19,792,775
The Priceline Group, Inc. (I)	44,900	52,270,335
Vipshop Holdings, Ltd., ADR (I)	561,700	16,536,448
		167,817,615
Leisure products - 0.0%
Polaris Industries, Inc.	1,500	211,650
Media - 0.7%
The Walt Disney Company	115,600	12,125,284
Time Warner, Inc.	3,400	287,096
Twenty-First Century Fox, Inc., Class A	6,400	216,576
		12,628,956
Specialty retail - 6.3%
AutoZone, Inc. (I)	7,900	5,389,064
CarMax, Inc. (I)	76,300	5,265,463
L Brands, Inc.	92,600	8,731,254
Lowe’s Companies, Inc.	382,800	28,476,492
O’Reilly Automotive, Inc. (I)	95,700	20,694,168
Ross Stores, Inc.	112,000	11,800,320
The Home Depot, Inc.	174,400	19,813,584
Tractor Supply Company	134,700	11,457,582
		111,627,927
Textiles, apparel and luxury goods - 1.3%
Hanesbrands, Inc.	383,500	12,851,085
NIKE, Inc., Class B	89,300	8,959,469
PVH Corp.	3,800	404,928
VF Corp.	22,000	1,656,820
		23,872,302
		420,631,671
Consumer staples - 2.7%
Beverages - 0.3%
Constellation Brands, Inc., Class A (I)	30,200	3,509,542
Monster Beverage Corp. (I)	11,700	1,619,222
		5,128,764

The accompanying notes are an integral part of the financial statements.	32

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Blue Chip Growth Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food and staples retailing - 2.0%
Costco Wholesale Corp.	58,500	$8,862,458
CVS Health Corp.	162,100	16,730,341
Walgreens Boots Alliance, Inc.	124,700	10,559,596
		36,152,395
Food products - 0.0%
Keurig Green Mountain, Inc.	4,800	536,304
Personal products - 0.4%
The Estee Lauder Companies, Inc., Class A	78,200	6,503,112
		48,320,575
Energy - 1.7%
Oil, gas and consumable fuels - 1.7%
Cimarex Energy Company	5,100	586,959
Concho Resources, Inc. (I)	21,900	2,538,648
Continental Resources, Inc. (I)	8,400	366,828
EOG Resources, Inc.	1,100	100,859
EQT Corp.	154,600	12,811,702
Pioneer Natural Resources Company	53,500	8,747,785
Range Resources Corp.	111,892	5,822,860
		30,975,641
		30,975,641
Financials - 6.6%
Banks - 0.0%
Citigroup, Inc.	5,200	267,904
Capital markets - 4.0%
Ameriprise Financial, Inc.	90,451	11,834,609
Invesco, Ltd.	296,000	11,748,240
Morgan Stanley	503,900	17,984,191
Northern Trust Corp.	7,589	528,574
State Street Corp.	159,907	11,757,962
TD Ameritrade Holding Corp.	454,100	16,919,766
		70,773,342
Consumer finance - 0.0%
American Express Company	2,252	175,926
Diversified financial services - 0.7%
Intercontinental Exchange Group, Inc.	54,400	12,689,888
Insurance - 0.3%
Marsh & McLennan Companies, Inc.	90,000	5,048,100
Real estate investment trusts - 1.6%
American Tower Corp.	308,138	29,011,193
		117,966,353
Health care - 24.3%
Biotechnology - 11.4%
Alexion Pharmaceuticals, Inc. (I)	204,800	35,491,840
Biogen, Inc. (I)	127,700	53,920,048
Celgene Corp. (I)	324,800	37,442,944
Gilead Sciences, Inc. (I)	394,300	38,692,659
Pharmacyclics, Inc. (I)	65,700	16,815,915
Regeneron Pharmaceuticals, Inc. (I)	26,700	12,054,516
Vertex Pharmaceuticals, Inc. (I)	72,300	8,529,231
		202,947,153
Health care equipment and supplies - 1.9%
Becton, Dickinson and Company	73,300	10,525,147
Intuitive Surgical, Inc. (I)	23,900	12,070,217
Medtronic PLC	60,611	4,727,052
Stryker Corp.	52,679	4,859,638
The Cooper Companies, Inc.	13,900	2,605,138
		34,787,192
Health care providers and services - 5.2%
AmerisourceBergen Corp.	74,500	8,468,415
Anthem, Inc.	44,300	6,840,363
Cardinal Health, Inc.	131,000	11,825,370
Humana, Inc.	4,200	747,684
McKesson Corp.	230,200	52,071,240
UnitedHealth Group, Inc.	104,800	12,396,792
		92,349,864
Life sciences tools and services - 1.5%
Thermo Fisher Scientific, Inc.	193,800	26,035,092
Pharmaceuticals - 4.3%
Actavis PLC (I)	137,098	40,803,107
Eli Lilly & Company	39,100	2,840,615
Perrigo Company PLC	1,200	198,660
Shire PLC, ADR	23,600	5,647,244
Valeant Pharmaceuticals International, Inc. (I)	139,600	27,727,352
		77,216,978
		433,336,279
Industrials - 12.9%
Aerospace and defense - 3.0%
Honeywell International, Inc.	26,300	2,743,353
Precision Castparts Corp.	93,400	19,614,000
Textron, Inc.	41,100	1,821,963
The Boeing Company	199,000	29,865,920
		54,045,236
Air freight and logistics - 0.8%
FedEx Corp.	88,600	14,658,870
Airlines - 2.8%
American Airlines Group, Inc.	552,600	29,166,228
Delta Air Lines, Inc.	2,700	121,392
United Continental Holdings, Inc. (I)	300,200	20,188,450
		49,476,070
Industrial conglomerates - 3.4%
3M Company	18,400	3,035,080
Danaher Corp.	526,926	44,736,017
Roper Industries, Inc.	78,200	13,450,400
		61,221,497
Machinery - 1.0%
Flowserve Corp.	43,300	2,446,017
Ingersoll-Rand PLC	10,000	680,800
Pall Corp.	27,600	2,770,764
Wabtec Corp.	123,300	11,714,733
		17,612,314
Professional services - 0.2%
IHS, Inc., Class A (I)	21,700	2,468,592
Road and rail - 1.7%
Canadian Pacific Railway, Ltd.	23,800	4,348,260
J.B. Hunt Transport Services, Inc.	55,300	4,722,344
Kansas City Southern	84,400	8,615,552
Union Pacific Corp.	122,700	13,289,637
		30,975,793
		230,458,372

The accompanying notes are an integral part of the financial statements.	33

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Blue Chip Growth Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology - 24.1%
Internet software and services - 13.4%
Akamai Technologies, Inc. (I)	44,100	$3,133,085
Alibaba Group Holding, Ltd., ADR (I)	206,461	17,185,814
Baidu, Inc., ADR (I)	176,800	36,845,120
Facebook, Inc., Class A (I)	581,308	47,792,237
Google, Inc., Class A (I)	69,366	38,477,320
Google, Inc., Class C (I)	84,766	46,451,768
LinkedIn Corp., Class A (I)	51,100	12,767,846
NAVER Corp.	1,945	1,173,424
Tencent Holdings, Ltd.	1,140,900	21,665,582
Twitter, Inc. (I)	258,900	12,965,712
		238,457,908
IT services - 5.9%
Cognizant Technology
Solutions Corp., Class A (I)	53,200	3,319,148
Fiserv, Inc. (I)	157,500	12,505,500
MasterCard, Inc., Class A	501,200	43,298,668
Visa, Inc., Class A	691,200	45,211,392
		104,334,708
Software - 2.6%
Autodesk, Inc. (I)	28,000	1,641,920
Electronic Arts, Inc. (I)	108,300	6,369,665
Intuit, Inc.	1,900	184,224
Microsoft Corp.	1,400	56,917
Red Hat, Inc. (I)	151,387	11,467,565
salesforce.com, Inc. (I)	375,200	25,067,112
ServiceNow, Inc. (I)	30,400	2,394,912
		47,182,315
Technology hardware, storage and peripherals - 2.2%
Apple, Inc.	310,800	38,672,844
		428,647,775
Materials - 3.7%
Chemicals - 3.7%
Ashland, Inc.	39,700	5,054,207
E.I. du Pont de Nemours & Company	20,700	1,479,429
Ecolab, Inc.	167,100	19,112,898
PPG Industries, Inc.	21,400	4,826,556
The Sherwin-Williams Company	121,000	34,424,500
		64,897,590
		64,897,590
Telecommunication services - 0.0%
Wireless telecommunication services - 0.0%
SoftBank Corp.	4,300	250,429
TOTAL COMMON STOCKS (Cost $1,047,056,552)		$1,775,484,685

SECURITIES LENDING COLLATERAL - 0.4%
John Hancock
Collateral Trust, 0.1102% (W)(Y)	661,615	6,619,461
TOTAL SECURITIES LENDING
COLLATERAL (Cost $6,619,574)		$6,619,461

SHORT-TERM INVESTMENTS - 0.6%
Money market funds - 0.6%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	627,361	627,361
T. Rowe Price Reserve Investment
Fund, 0.0384% (Y)	9,725,975	9,725,975
		10,353,336
TOTAL SHORT-TERM INVESTMENTS (Cost $10,353,336)		$10,353,336
Total Investments (Blue Chip Growth Trust)
(Cost $1,064,029,462) - 100.6%		$1,792,457,482
Other assets and liabilities, net - (0.6%)		(10,369,861)
TOTAL NET ASSETS - 100.0%		$1,782,087,621

Bond Trust

	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 53.8%
U.S. Government - 18.9%
Treasury Inflation Protected Securities
0.125%, 04/15/2018	$104,908,888	$107,048,070
0.250%, 01/15/2025	104,429,525	105,229,038
U.S. Treasury Bonds
3.000%, 11/15/2044	312,145,000	342,066,908
3.125%, 11/15/2041 to 02/15/2042	408,955,000	457,166,636
U.S. Treasury Notes
0.625%, 04/30/2018	83,000,000	82,234,823
0.875%, 01/15/2018	90,000,000	90,084,420
1.000%, 06/30/2019	82,895,000	82,059,584
1.250%, 10/31/2018 to 01/31/2020	282,781,000	284,138,134
1.750%, 09/30/2019	123,000,000	125,344,626
2.000%, 02/15/2025 (L)	302,904,000	304,820,777
		1,980,193,016
U.S. Government Agency - 34.9%
Federal Farm Credit Bank
1.740%, 03/11/2020	60,150,000	59,868,498
2.350%, 03/14/2022	23,765,000	23,571,719
2.500%, 06/20/2022	16,277,000	16,280,760
2.920%, 12/13/2027	4,851,000	4,742,779
Federal Home Loan Bank
2.900%, 09/05/2025	7,433,333	7,387,165
3.170%, 10/04/2027	7,600,000	7,561,711
3.250%, 06/21/2027	10,221,212	10,224,442
Federal Home Loan Mortgage Corp.
0.800%, 12/30/2016	59,000,000	59,004,720
1.250%, 03/13/2018	68,900,000	68,906,546
1.300%, 11/27/2017	106,400,000	106,558,962
1.750%, 05/30/2019	40,395,000	41,082,846
2.340%, 09/01/2039 (P)	1,518,635	1,623,990
2.371%, 04/01/2042 (P)	24,811,273	25,612,056
2.558%, 06/01/2044 (P)	18,422,136	19,097,934
2.601%, 06/01/2044 (P)	14,012,257	14,543,910
2.613%, 06/01/2035 (P)	4,466,439	4,776,996
2.615%, 11/01/2041 (P)	451,411	470,233
2.621%, 01/01/2044 (P)	2,679,035	2,784,251
2.678%, 05/01/2044 (P)	19,877,833	20,661,020
3.000%, 02/01/2043 to 03/01/2043	56,232,168	57,738,716
3.009%, 03/01/2044 (P)	19,919,470	20,813,854
3.469%, 05/01/2042 (P)	18,488,896	19,739,202
3.500%, 02/01/2026 to 04/01/2044	108,917,411	115,495,975

The accompanying notes are an integral part of the financial statements.	34

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Bond Trust (continued)

	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
4.000%, 09/01/2041 to 11/01/2043	$68,826,680	$74,017,813
4.337%, 09/01/2039 (P)	594,136	633,484
4.500%, 08/01/2040 to 10/01/2041	103,732,758	113,704,946
5.000%, 09/01/2040 to 04/01/2041	37,648,835	41,861,388
5.500%, 07/01/2037 to 10/01/2039	16,165,809	18,182,929
6.000%, 11/01/2037	6,771,899	7,785,906
6.500%, 12/01/2036 to 09/01/2039	14,758,704	16,890,830
Federal National Mortgage Association
1.500%, 05/25/2018	37,265,000	37,240,070
1.570%, 01/09/2020	209,075,000	208,642,842
1.600%, 01/30/2020	76,915,000	76,594,111
1.919%, 08/01/2042 (P)	1,266,150	1,310,916
2.260%, 10/01/2035 (P)	47,568,344	50,868,398
2.360%, 12/14/2022	50,000,000	49,740,900
2.400%, 04/01/2042 (P)	10,107,581	10,480,197
2.487%, 02/01/2042 (P)	8,405,938	8,746,060
2.500%, 03/27/2023	45,510,000	44,930,248
2.908%, 03/01/2044 (P)	19,008,954	19,823,012
2.925%, 01/01/2044 (P)	12,444,418	12,985,713
2.931%, 02/01/2042 (P)	4,579,996	4,799,771
3.000%, 07/01/2027 to 04/01/2043	165,671,325	169,010,774
3.250%, 07/26/2032	4,317,000	4,268,227
3.400%, 09/27/2032	21,793,000	21,827,912
3.500%, 11/01/2025 to 10/01/2043	356,988,511	378,048,644
3.921%, 02/01/2040 (P)	233,623	247,522
4.000%, 12/01/2024 to 06/01/2044	540,973,355	586,112,534
4.500%, 01/01/2027 to 05/01/2042	414,491,974	454,092,783
4.521%, 09/01/2039 (P)	2,192,418	2,341,049
5.000%, 02/01/2033 to 02/01/2042	330,146,617	368,647,037
5.500%, 02/01/2035 to 03/01/2041	64,676,764	73,044,409
6.000%, 04/01/2035 to 06/01/2040	12,107,363	13,871,409
6.500%, 07/01/2036 to 10/01/2039	46,912,758	53,919,890
Government National Mortgage Association
2.500%, 11/20/2039 (P)	4,076,619	4,234,182
4.000%, 10/15/2039 to 11/15/2041	22,316,512	23,991,926
5.000%, 08/15/2039	193,868	216,890
		3,661,663,007
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $5,457,724,172)		$5,641,856,023

CORPORATE BONDS - 34.4%
Consumer discretionary - 3.1%
21st Century Fox America, Inc.
6.150%, 03/01/2037	4,605,000	5,946,846
6.400%, 12/15/2035	4,125,000	5,427,362
Amazon.com, Inc.
4.950%, 12/05/2044	19,265,000	21,019,945
Borgwarner, Inc.
3.375%, 03/15/2025	6,740,000	6,937,415
BorgWarner, Inc.
4.625%, 09/15/2020	11,070,000	12,221,158
Brinker International, Inc.
2.600%, 05/15/2018	9,353,000	9,394,527
Delphi Corp.
5.000%, 02/15/2023	37,810,000	40,551,225
DIRECTV Holdings LLC
4.450%, 04/01/2024	27,175,000	29,022,655
Ford Motor Company
4.750%, 01/15/2043	5,310,000	5,806,469
Ford Motor Credit Company LLC
5.875%, 08/02/2021	53,334,000	62,784,891
8.000%, 12/15/2016	13,415,000	14,859,313
Macy’s Retail Holdings, Inc.
7.875%, 08/15/2036	12,631,000	13,630,794
Nissan Motor Acceptance Corp.
1.950%, 09/12/2017 (S)	17,070,000	17,338,733
QVC, Inc.
4.375%, 03/15/2023	12,905,000	13,148,272
5.125%, 07/02/2022	9,060,000	9,630,635
5.450%, 08/15/2034	11,775,000	11,680,117
Seminole Indian Tribe of Florida, Inc.
6.535%, 10/01/2020 (S)	100,000	107,500
Sirius XM Radio, Inc.
5.250%, 08/15/2022 (S)	26,481,000	27,937,455
Time Warner Cable, Inc.
8.250%, 04/01/2019	15,105,000	18,475,530
		325,920,842
Consumer staples - 0.9%
Beam, Inc.
1.750%, 06/15/2018	25,000,000	24,993,300
Bunge, Ltd. Finance Corp.
8.500%, 06/15/2019	26,963,000	33,224,968
Pernod-Ricard SA
5.750%, 04/07/2021 (S)	14,632,000	16,980,012
Rite Aid Corp.
6.125%, 04/01/2023 (S)	2,435,000	2,495,875
The Kroger Company
6.400%, 08/15/2017	13,605,000	15,166,908
		92,861,063
Energy - 3.7%
Anadarko Petroleum Corp.
8.700%, 03/15/2019	14,675,000	17,939,835
Boardwalk Pipelines LP
5.500%, 02/01/2017	5,820,000	6,081,539
CenterPoint Energy Resources Corp.
6.125%, 11/01/2017	10,885,000	12,127,534
CNOOC Finance 2013, Ltd.
3.000%, 05/09/2023	16,165,000	15,789,924
Continental Resources, Inc.
5.000%, 09/15/2022	24,660,000	24,320,925
DCP Midstream LLC
9.750%, 03/15/2019 (S)	14,925,000	16,607,809
DCP Midstream Operating LP
2.500%, 12/01/2017	11,715,000	11,044,808
3.875%, 03/15/2023	6,220,000	5,599,113
Energy Transfer Partners LP
5.200%, 02/01/2022	7,490,000	8,160,730
9.700%, 03/15/2019	10,360,000	13,022,344
Enterprise Products Operating LLC
6.500%, 01/31/2019	32,015,000	37,005,818
6.650%, 04/15/2018	6,845,000	7,811,760
Enterprise Products Operating LLC (8.375% to
08/01/2016, then 3 month LIBOR + 3.708%)
08/01/2066	16,460,000	17,344,725
Freeport-McMoran Oil & Gas LLC
6.750%, 02/01/2022	18,276,000	19,372,560
6.875%, 02/15/2023	4,076,000	4,325,655
Kerr-McGee Corp.
6.950%, 07/01/2024	12,690,000	15,880,355
Kinder Morgan Energy Partners LP
7.750%, 03/15/2032	6,675,000	8,284,389

The accompanying notes are an integral part of the financial statements.	35

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Bond Trust (continued)

Shares or Principal Amount		Value
CORPORATE BONDS (continued)
Energy (continued)
Kinder Morgan, Inc.
4.300%, 06/01/2025	$13,550,000	$13,908,316
Lukoil International Finance BV
3.416%, 04/24/2018 (S)	18,780,000	17,291,685
MPLX LP
4.000%, 02/15/2025	5,585,000	5,629,691
Northwest Pipeline LLC
6.050%, 06/15/2018	23,354,000	26,222,619
ONEOK Partners LP
3.200%, 09/15/2018	10,580,000	10,707,690
Petroleos Mexicanos
4.250%, 01/15/2025 (S)	4,730,000	4,794,092
4.875%, 01/24/2022	6,650,000	7,057,313
Rowan Companies, Inc.
4.875%, 06/01/2022	14,278,000	13,723,128
SESI LLC
7.125%, 12/15/2021	21,880,000	22,098,800
Suncor Energy, Inc.
6.100%, 06/01/2018	10,005,000	11,268,632
Williams Partners LP
4.875%, 05/15/2023 to 03/15/2024	18,812,000	18,931,773
		392,353,562
Financials - 17.7%
American Express Company
3.625%, 12/05/2024	10,435,000	10,716,380
American International Group, Inc.
4.125%, 02/15/2024	9,895,000	10,711,595
American International Group, Inc. (8.175% to
5-15-38, then 3 month LIBOR + 4.195%)
05/15/2058	1,652,000	2,342,619
American Tower Corp.
3.400%, 02/15/2019	12,115,000	12,510,979
4.700%, 03/15/2022	11,995,000	12,864,158
Aquarius + Investments PLC (6.375% to
09/01/2019, then 5 Year U.S. Swap
Rate + 5.210%)
09/01/2024	6,740,000	7,215,123
ARC Properties Operating Partnership LP
2.000%, 02/06/2017	22,865,000	22,150,469
4.600%, 02/06/2024	19,901,000	19,353,723
Ares Capital Corp.
3.875%, 01/15/2020	15,750,000	16,025,688
Assured Guaranty US Holdings, Inc.
5.000%, 07/01/2024 (L)	18,655,000	19,964,749
AXA SA
8.600%, 12/15/2030	2,020,000	2,826,990
AXA SA (6.379% to 12/14/2036, then
3 month LIBOR + 2.256%)
12/14/2036 (Q)(S)	7,350,000	8,218,256
Bank of America Corp.
3.300%, 01/11/2023	10,970,000	11,113,038
4.200%, 08/26/2024	10,300,000	10,656,030
4.250%, 10/22/2026	10,320,000	10,653,769
5.000%, 05/13/2021	19,620,000	22,146,664
6.875%, 04/25/2018	22,446,000	25,671,198
Barclays Bank PLC
6.050%, 12/04/2017 (S)	24,450,000	26,907,543
10.179%, 06/12/2021 (S)	17,215,000	23,549,604
BNP Paribas SA
2.375%, 09/14/2017	33,711,000	34,356,094
Boston Properties LP
3.700%, 11/15/2018	8,589,000	9,147,732
BPCE SA
1.625%, 02/10/2017	26,005,000	26,216,369
4.500%, 03/15/2025 (S)	17,505,000	17,814,874
5.700%, 10/22/2023 (S)	22,445,000	24,822,913
Capital One Bank USA NA
1.300%, 06/05/2017	10,440,000	10,378,728
2.300%, 06/05/2019	27,277,000	27,328,717
Capital One Financial Corp.
2.450%, 04/24/2019	16,380,000	16,574,791
Citigroup, Inc.
4.500%, 01/14/2022	19,730,000	21,782,354
CNA Financial Corp.
7.250%, 11/15/2023	15,303,000	19,041,829
Credit Agricole SA
4.375%, 03/17/2025 (S)	14,955,000	15,121,778
Credit Agricole SA (8.125% to 09/19/2018,
then 5 Year U.S. Swap Rate + 6.283%)
09/19/2033 (S)	11,835,000	13,447,519
Crown Castle Towers LLC
4.883%, 08/15/2020 (S)	25,984,000	28,530,536
6.113%, 01/15/2020 (S)	19,377,000	22,104,371
Discover Bank
8.700%, 11/18/2019	16,975,000	20,907,717
Discover Financial Services
3.950%, 11/06/2024	13,890,000	14,284,573
5.200%, 04/27/2022	15,235,000	16,963,715
Doric Nimrod Air Alpha 2013-1 Class A Pass
Through Trust
5.250%, 05/30/2023 (S)	14,626,724	15,577,461
Doric Nimrod Air Alpha 2013-1 Class B Pass
Through Trust
6.125%, 11/30/2019 (S)	8,875,312	9,363,454
Doric Nimrod Air Finance Alpha, Ltd. 2012-1
Class A Pass Through Trust
5.125%, 11/30/2022 (S)	12,831,568	13,611,407
Education Realty Operating Partnership LP
4.600%, 12/01/2024	10,005,000	10,408,392
EPR Properties
4.500%, 04/01/2025	14,435,000	14,675,025
Fifth Third Bank
2.375%, 04/25/2019	2,628,000	2,666,261
FS Investment Corp.
4.000%, 07/15/2019	16,320,000	16,581,805
General Electric Capital Corp.
0.737%, 08/15/2036 (P)	9,945,000	8,635,214
4.375%, 09/16/2020	7,980,000	8,858,646
5.550%, 05/04/2020	26,697,000	31,048,664
Goodman Funding Pty, Ltd.
6.375%, 04/15/2021 (S)	17,700,000	20,762,684
HBOS PLC
6.000%, 11/01/2033 (S)	6,730,000	7,953,319
6.750%, 05/21/2018 (S)	31,463,000	35,196,525
HCP, Inc.
5.625%, 05/01/2017	15,125,000	16,410,489
Health Care REIT, Inc.
4.125%, 04/01/2019	11,080,000	11,886,624
4.950%, 01/15/2021	7,335,000	8,147,447
Highwoods Realty LP
5.850%, 03/15/2017	22,850,000	24,653,002
Host Hotels & Resorts LP
5.875%, 06/15/2019	12,679,000	13,157,975

The accompanying notes are an integral part of the financial statements.	36

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
HSBC Holdings PLC (6.375% to 09/17/2024,
then 5 Year U.S. ISDAFIX + 3.705%)
09/17/2024 (Q)	$7,190,000	$7,342,788
ICICI Bank, Ltd.
4.700%, 02/21/2018 (S)	8,850,000	9,387,416
5.750%, 11/16/2020 (S)	9,890,000	11,228,977
ING Bank NV
5.800%, 09/25/2023 (S)	18,415,000	20,847,971
Jefferies Group LLC
6.875%, 04/15/2021	15,325,000	17,325,066
8.500%, 07/15/2019	8,390,000	10,034,524
JPMorgan Chase & Co.
4.250%, 10/15/2020	22,385,000	24,410,686
4.625%, 05/10/2021	36,270,000	40,410,873
JPMorgan Chase & Co. (6.750% to
02/01/2024, then 3 month LIBOR + 3.780%)
02/01/2024 (Q)	25,790,000	27,982,150
JPMorgan Chase & Co. (7.900% to
04/30/2018, then 3 month LIBOR + 3.470%)
04/30/2018 (Q)	19,865,000	21,379,706
Leucadia National Corp.
5.500%, 10/18/2023	19,450,000	20,064,990
Manufacturers & Traders Trust Company
(5.629% to 12-1-16, then 3 month
LIBOR + 6.400%)
12/01/2021	23,610,000	24,518,985
MetLife, Inc.
6.400%, 12/15/2036	9,445,000	11,192,325
Mizuho Financial Group Cayman 3, Ltd.
4.600%, 03/27/2024 (S)	12,950,000	13,905,529
Morgan Stanley
4.100%, 05/22/2023	29,330,000	30,524,054
4.300%, 01/27/2045	9,085,000	9,415,258
5.500%, 01/26/2020	19,440,000	22,138,525
5.550%, 04/27/2017	11,620,000	12,569,761
7.300%, 05/13/2019	31,030,000	37,121,685
MUFG Union Bank NA
2.625%, 09/26/2018	27,780,000	28,554,229
Nippon Life Insurance Company (5.000% to
10/18/2022, then 3 month LIBOR + 4.240%)
10/18/2042 (S)	9,535,000	10,250,125
Nippon Life Insurance Company (5.100% to
10/16/2024, then 5 Year
U.S. ISDAFIX + 3.650%)
10/16/2044 (S)	13,980,000	15,150,825
Nordea Bank AB
1.625%, 05/15/2018 (S)	12,960,000	12,966,143
Omega Healthcare Investors, Inc.
4.500%, 01/15/2025 (S)	10,235,000	10,302,551
4.950%, 04/01/2024	10,275,000	10,825,740
Pacific LifeCorp.
6.000%, 02/10/2020 (S)	9,093,000	10,400,301
Prudential Financial, Inc. (5.200% to
03/15/2024, then 3 month LIBOR + 3.040%)
03/15/2044	3,115,000	3,171,070
Prudential Financial, Inc. (5.875% to
09/15/2022, then 3 month LIBOR + 4.175%)
09/15/2042	19,670,000	21,366,538
Qwest Corp.
6.750%, 12/01/2021	27,530,000	31,556,263
Rabobank Nederland NV
3.875%, 02/08/2022	33,770,000	36,342,835
Rabobank Nederland NV (11.000% to
06/30/2019, then 3 month
LIBOR + 10.868%)
06/30/2019 (Q)(S)	17,349,000	22,336,838
Santander Holdings USA, Inc.
3.450%, 08/27/2018	11,565,000	12,059,172
Stifel Financial Corp.
4.250%, 07/18/2024	11,940,000	12,188,292
Sumitomo Mitsui Banking Corp.
2.450%, 01/10/2019	19,695,000	20,008,210
SunTrust Bank
7.250%, 03/15/2018	10,935,000	12,652,593
SunTrust Banks, Inc.
3.500%, 01/20/2017	13,088,000	13,623,077
Swedbank AB
2.125%, 09/29/2017 (S)	19,320,000	19,612,601
2.200%, 03/04/2020 (S)	21,175,000	21,271,410
Teachers Insurance & Annuity Association of
America
6.850%, 12/16/2039 (S)	21,405,000	29,831,292
The Bear Stearns Companies LLC
7.250%, 02/01/2018	325,000	374,108
The Goldman Sachs Group, Inc.
5.250%, 07/27/2021	46,290,000	52,641,682
5.750%, 01/24/2022	6,724,000	7,849,315
6.250%, 09/01/2017	23,886,000	26,483,268
The Hartford Financial Services Group, Inc.
5.375%, 03/15/2017	14,640,000	15,716,757
The PNC Financial Services Group, Inc.
4.481%, 04/27/2015 (P)(Q)	7,340,000	7,354,680
The PNC Financial Services Group, Inc.
(4.850% to 06/01/2023, then 3 month
LIBOR + 3.040%)
06/01/2023 (L)(Q)	10,400,000	10,140,000
The PNC Financial Services Group, Inc.
(6.750% to 08/01/2021, then 3 month
LIBOR + 3.678%)
08/01/2021 (Q)	5,480,000	6,096,500
USB Realty Corp.
1.400%, 01/15/2017 (P)(Q)(S)	665,000	605,150
Ventas Realty LP
3.750%, 05/01/2024	6,510,000	6,687,827
4.750%, 06/01/2021	16,708,000	18,445,214
Wells Fargo & Company (5.875% to
06/15/2025, then 3 month LIBOR + 3.990%)
06/15/2025 (Q)	12,310,000	13,020,287
Wells Fargo & Company (5.900% to
06/15/2024, then 3 month LIBOR + 3.110%)
06/15/2024 (Q)	25,060,000	26,093,725
Wells Fargo & Company, Series K (7.980% to
03/15/2018, then 3 month LIBOR + 3.770%)
03/15/2018 (Q)	27,503,000	30,115,785
Wells Fargo Bank NA
5.850%, 02/01/2037	11,865,000	15,309,326
XLIT, Ltd.
4.450%, 03/31/2025	4,520,000	4,549,253
		1,851,771,830
Health care - 1.4%
Actavis Funding SCS
3.800%, 03/15/2025	11,090,000	11,435,964
Aetna, Inc.
1.500%, 11/15/2017	28,955,000	29,089,757

The accompanying notes are an integral part of the financial statements.	37

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Express Scripts Holding Company
2.650%, 02/15/2017	$14,430,000	$14,779,177
Medco Health Solutions, Inc.
7.125%, 03/15/2018	17,850,000	20,572,785
Medtronic, Inc.
4.625%, 03/15/2045 (S)	16,075,000	18,222,765
Mylan, Inc.
1.350%, 11/29/2016	21,445,000	21,414,805
7.875%, 07/15/2020 (S)	16,675,000	17,617,321
Zimmer Holdings, Inc.
3.550%, 04/01/2025	16,160,000	16,481,681
		149,614,255
Industrials - 3.6%
Air Lease Corp.
3.375%, 01/15/2019 (L)	13,815,000	14,091,300
3.875%, 04/01/2021	8,055,000	8,296,650
4.750%, 03/01/2020	6,835,000	7,339,081
5.625%, 04/01/2017	5,610,000	5,995,688
America West Airlines 2000-1 Pass
Through Trust
8.057%, 07/02/2020	1,810,532	2,064,007
American Airlines 2013-1 Class A Pass
Through Trust
4.000%, 07/15/2025	6,720,368	6,989,183
American Airlines 2013-2 Class A Pass
Through Trust
4.950%, 01/15/2023	14,360,363	15,724,597
American Airlines 2015-1 Class A Pass
Through Trust
3.375%, 05/01/2027	35,430,000	35,695,725
British Airways PLC 2013-1 Class A Pass
Through Trust
4.625%, 06/20/2024 (S)	25,527,012	27,505,356
British Airways PLC 2013-1 Class B Pass
Through Trust
5.625%, 06/20/2020 (S)	8,582,510	9,140,374
Continental Airlines 1997-4 Class A Pass
Through Trust
6.900%, 01/02/2018	3,430,644	3,582,622
Continental Airlines 1998-1 Class A Pass
Through Trust
6.648%, 09/15/2017	1,190,980	1,241,597
Continental Airlines 1999-1 Class A Pass
Through Trust
6.545%, 02/02/2019	3,725,211	4,085,812
Continental Airlines 2007-1 Class A Pass
Through Trust
5.983%, 04/19/2022	13,308,627	14,988,841
Delta Air Lines 2007-1 Class A Pass
Through Trust
6.821%, 08/10/2022	19,414,792	22,789,083
Delta Air Lines 2010-1 Class A Pass
Through Trust
6.200%, 07/02/2018	2,223,497	2,445,846
Delta Air Lines 2011-1 Class A Pass
Through Trust
5.300%, 04/15/2019	6,688,719	7,273,982
Embraer Overseas, Ltd.
5.696%, 09/16/2023 (S)	8,603,000	9,193,596
International Lease Finance Corp.
7.125%, 09/01/2018 (S)	9,460,000	10,618,850
Lockheed Martin Corp.
2.900%, 03/01/2025	22,327,000	22,572,709
Northwest Airlines 2007-1 Class A Pass
Through Trust
7.027%, 11/01/2019	58,540	67,865
Odebrecht Finance, Ltd.
7.125%, 06/26/2042 (S)	13,620,000	11,321,625
7.500%, 09/14/2015 (Q)(S)	5,620,000	4,664,600
Penske Truck Leasing Company LP
2.875%, 07/17/2018 (S)	12,205,000	12,481,944
3.375%, 02/01/2022 (S)	23,555,000	23,547,745
Ryder System, Inc.
3.500%, 06/01/2017	16,272,000	16,990,848
Textron, Inc.
3.875%, 03/01/2025	6,855,000	7,081,551
5.600%, 12/01/2017	7,729,000	8,431,589
7.250%, 10/01/2019	8,640,000	10,264,873
Trinity Industries, Inc.
4.550%, 10/01/2024	14,850,000	14,929,314
UAL 2009-2A Pass Through Trust
9.750%, 01/15/2017	5,791,133	6,428,158
United Airlines 2014-2 Class A Pass
Through Trust
3.750%, 09/03/2026	16,470,000	17,169,975
US Airways 2010-1 Class A Pass
Through Trust
6.250%, 04/22/2023	3,719,283	4,221,387
US Airways 2012-1 Class A Pass
Through Trust
5.900%, 10/01/2024	6,439,061	7,356,627
		376,593,000
Information technology - 0.3%
Xerox Corp.
3.800%, 05/15/2024	16,900,000	17,095,465
6.750%, 02/01/2017	9,514,000	10,403,854
		27,499,319
Materials - 1.0%
Braskem Finance, Ltd.
7.000%, 05/07/2020 (S)	17,090,000	17,260,900
Glencore Finance Canada, Ltd.
3.600%, 01/15/2017 (S)	20,580,000	21,214,029
4.250%, 10/25/2022 (S)	9,075,000	9,329,236
Glencore Funding LLC
4.125%, 05/30/2023 (S)	15,655,000	15,942,942
Incitec Pivot Finance LLC
6.000%, 12/10/2019 (S)	9,460,000	10,633,844
MMC Norilsk Nickel OJSC
5.550%, 10/28/2020 (S)	6,545,000	6,267,688
Rockwood Specialties Group, Inc.
4.625%, 10/15/2020	19,100,000	19,887,875
		100,536,514
Telecommunication services - 1.2%
GTP Acquisition Partners I LLC
2.364%, 05/15/2018 (S)	14,540,000	14,497,732
SBA Tower Trust
2.933%, 12/15/2017 (S)	15,630,000	15,815,716
3.598%, 04/15/2018 (S)	10,620,000	10,617,005
5.101%, 04/17/2017 (S)	12,363,000	12,929,844
Telecom Italia Capital SA
6.999%, 06/04/2018	7,630,000	8,493,144
7.200%, 07/18/2036	8,275,000	9,330,063
Telefonica Emisiones SAU
6.421%, 06/20/2016	19,190,000	20,388,281

The accompanying notes are an integral part of the financial statements.	38

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Telecommunication services (continued)
Verizon Communications, Inc.
4.400%, 11/01/2034	$10,050,000	$10,238,427
5.012%, 08/21/2054	10,386,000	10,777,750
6.550%, 09/15/2043	9,921,000	12,882,210
		125,970,172
Utilities - 1.5%
Beaver Valley II Funding Corp.
9.000%, 06/01/2017	1,241,000	1,340,280
Commonwealth Edison Company
2.150%, 01/15/2019	9,930,000	10,145,491
Connecticut Light & Power Company
4.300%, 04/15/2044	8,000,000	8,968,424
Constellation Energy Group, Inc.
5.150%, 12/01/2020	11,220,000	12,673,798
Electricite de France SA (5.250% to
01/29/2023, then 10 Year U.S. Swap
Rate + 3.709%)
01/29/2023 (Q)(S)	19,320,000	20,160,420
Entergy Texas, Inc.
7.125%, 02/01/2019	20,650,000	24,566,851
Integrys Energy Group, Inc. (6.110% to
12/01/2016, then 3 month LIBOR + 2.120%)
12/01/2066	19,230,000	18,845,400
NextEra Energy Capital Holdings, Inc.
2.400%, 09/15/2019	9,760,000	9,874,475
NextEra Energy Capital Holdings, Inc.
(6.650% to 06/15/2017, then 3 month
LIBOR + 2.125%)
06/15/2067	3,775,000	3,756,125
Oncor Electric Delivery Company LLC
2.950%, 04/01/2025 (S)	14,420,000	14,557,913
5.000%, 09/30/2017	5,900,000	6,440,475
PNPP II Funding Corp.
9.120%, 05/30/2016	203,000	207,854
Southern California Edison Company (6.250%
to 02/01/2022, then 3 month
LIBOR + 4.199%)
02/01/2022 (Q)	8,285,000	9,279,200
W3A Funding Corp.
8.090%, 01/02/2017	54,488	54,485
Wisconsin Energy Corp. (6.250% to
05/15/2017, then 3 month LIBOR + 2.113%)
05/15/2067	16,045,000	16,076,769
		156,947,960
TOTAL CORPORATE BONDS (Cost $3,560,070,967)		$3,600,068,517

CAPITAL PREFERRED SECURITIES - 0.7%
Financials - 0.7%
MetLife Capital Trust IV (7.875% to
12/15/2032, then 3 month LIBOR + 3.960%)
12/15/2037 (S)	3,265,000	4,326,125
MetLife Capital Trust X
9.250%, 04/08/2038 (S)	10,535,000	15,683,981
State Street Capital Trust IV
1.270%, 06/15/2037 (P)	20,815,000	17,588,675
ZFS Finance USA Trust II (6.450% to
06/15/2016, then 3 month LIBOR + 2.000%)
12/15/2065 (S)	27,245,000	28,607,250
ZFS Finance USA Trust V (6.500% to
05/09/2017, then 3 month LIBOR + 2.285%)
05/09/2037 (S)	7,350,000	7,735,875
		73,941,906
TOTAL CAPITAL PREFERRED
SECURITIES (Cost $70,236,177)		$73,941,906

COLLATERALIZED MORTGAGE
OBLIGATIONS - 2.0%
Commercial and residential - 0.1%
BBCMS Trust, Series 2015-SLP, Class C
2.175%, 02/15/2028 (P)(S)	8,055,000	8,055,000
Commercial Mortgage Pass Through
Certificates, Series 2013-CR13, Class C
4.755%, 12/10/2023 (P)	10,000	10,836
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C31, Class AM
5.591%, 04/15/2047 (P)	200,000	213,516
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC18, Class A2
2.954%, 12/15/2047	4,810,000	5,016,551
U.S. Government Agency - 1.9%
Federal Home Loan Mortgage Corp.
Series 288, Class IO, 3.000%, 10/15/2027	2,195,688	234,807
Series 290, Class IO, 3.500%, 11/15/2032	2,552,796	453,074
Series 3609, Class LI IO,
4.500%, 12/15/2024	8,069,996	475,809
Series 3699, Class MI IO,
4.500%, 01/15/2038	14,857,163	871,101
Series 3714, Class KI IO,
4.500%, 11/15/2039	10,683,420	1,348,102
Series 3738, Class IC IO,
4.000%, 08/15/2029	4,910,579	303,849
Series 3738, Class MI IO,
4.000%, 09/15/2034	7,401,279	137,932
Series 3747, Class HI IO,
4.500%, 07/15/2037	40,005,136	2,657,269
Series 3830, Class NI IO,
4.500%, 01/15/2036	1,502,851	125,468
Series 3833, Class LI IO,
1.765%, 10/15/2040	62,318,122	5,503,226
Series 3927, Class IP IO,
4.500%, 06/15/2040	12,718,491	1,429,523
Series 3934, Class PI IO,
4.500%, 07/15/2041	19,270,133	2,235,651
Series 3943, Class DI IO,
4.000%, 11/15/2039	31,149,753	3,869,715
Series 3972, Class PL IO,
3.500%, 11/15/2031	9,511,644	1,071,003
Series 4030, Class BI IO,
5.000%, 01/15/2042	14,629,440	2,416,732
Series 4077, Class IK IO,
5.000%, 07/15/2042	21,477,774	4,564,461
Series 4136, Class IH IO,
3.500%, 09/15/2027	1,833,641	221,748
Series K017, Class X1 IO,
1.429%, 12/25/2021	107,140,916	8,226,387
Series K018, Class X1 IO,
1.439%, 01/25/2022	116,992,442	9,049,131
Series K021, Class X1 IO,
1.501%, 06/25/2022	24,143,630	2,098,685

The accompanying notes are an integral part of the financial statements.	39

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series K022, Class X1 IO,
1.297%, 07/25/2022	$316,278,005	$23,432,089
Series K026, Class X1 IO,
1.047%, 11/25/2022	172,731,482	11,125,117
Series K038, Class X1 IO,
1.200%, 03/25/2024	252,725,875	21,623,984
Series K707, Class X1 IO,
1.547%, 12/25/2018	122,195,227	6,093,998
Series K709, Class X1 IO,
1.535%, 03/25/2019	96,772,655	5,095,177
Series K710, Class X1 IO,
1.777%, 05/25/2019	132,721,085	8,290,290
Series K711, Class X1 IO,
1.705%, 07/25/2019	67,549,814	4,104,800
Federal National Mortgage Association
Series 2010-13, Class KI IO,
5.000%, 12/25/2018	3,390,417	194,260
Series 2010-14, Class IA IO,
4.000%, 08/25/2027	330,994	817
Series 2010-45, Class AI IO,
5.000%, 02/25/2021	7,622,833	510,099
Series 2010-68, Class CI IO,
5.000%, 11/25/2038	14,224,019	1,639,985
Series 2010-93, Class AI IO,
4.000%, 08/25/2020	3,299,016	213,969
Series 2011-73, Class PI IO,
4.500%, 05/25/2041	9,670,437	1,213,322
Series 2012-118, Class IB IO,
3.500%, 11/25/2042	39,392,295	7,689,199
Series 2012-118, Class IC IO,
3.500%, 11/25/2042	38,407,243	7,759,262
Series 2012-137, Class WI IO,
3.500%, 12/25/2032	1,535,662	259,878
Series 2012-21, Class IQ IO,
4.500%, 09/25/2041	32,426,237	5,862,294
Series 2012-61, Class KI IO,
4.000%, 12/25/2041	23,469,363	3,811,389
Series 366, Class 24 IO,
5.000%, 10/25/2035	3,565,153	244,277
Series 402, Class 3 IO, 4.000%, 11/25/2039	15,174,708	2,556,202
Series 402, Class 4 IO, 4.000%, 10/25/2039	5,480,719	845,142
Series 402, Class 7 IO, 4.500%, 11/25/2039	7,365,660	1,208,027
Series 402, Class 8 IO, 4.500%, 11/25/2039	7,257,824	1,324,118
Series 407, Class 15 IO,
5.000%, 01/25/2040	12,356,386	2,301,170
Series 407, Class 21 IO,
5.000%, 01/25/2039	5,769,965	1,046,533
Series 407, Class 7 IO, 5.000%, 03/25/2041	10,554,666	2,013,713
Series 407, Class 8 IO, 5.000%, 03/25/2041	5,029,393	932,354
Series 407, Class C6 IO,
5.500%, 01/25/2040	22,194,591	4,354,078
Series 408, Class C1 IO,
4.000%, 12/25/2040	31,820,369	5,783,599
Government National Mortgage Association
Series 2009-123, Class DI, IO,
4.500%, 07/20/2037	3,818,596	205,933
Series 2009-40, Class BI IO,
4.500%, 09/20/2036	13,034,819	511,826
Series 2012-114, Class IO,
0.971%, 01/16/2053	54,045,504	4,340,989
Series 2013-42, Class IO,
3.500%, 03/20/2043	25,490,642	3,100,643
Series 2013-6, Class AI IO,
3.500%, 08/20/2039	58,317,504	8,043,284
		195,025,490
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $224,074,493)		$208,321,393

ASSET BACKED SECURITIES - 7.3%
Ally Auto Receivables Trust, Series 2014-2,
Class A4 1.840%, 01/15/2020	27,360,000	27,641,398
Ally Master Owner Trust, Series 2012-4,
Class A 1.720%, 07/15/2019	10,220,000	10,306,604
American Express Credit
Account Master Trust
Series 2014-1, Class A4,
1.490%, 04/15/2020	27,810,000	28,027,641
Series 2014-4, Class A, 1.430%, 06/15/2020	28,685,000	28,821,053
Bank of The West Auto Trust, Series 2014-1,
Class A4 1.650%, 03/16/2020 (S)	16,380,000	16,487,436
Cabela’s Credit Card Master Note Trust
Series 2013-2A, Class A1,
2.170%, 08/16/2021 (S)	10,710,000	10,865,841
Series 2015-1A, Class A1,
2.260%, 03/15/2023	3,135,000	3,169,739
California Republic Auto Receivables Trust,
Series 2014-4, Class A4
1.840%, 06/15/2020	12,800,000	12,894,054
Capital One Multi-Asset Execution Trust
Series 2007-A7, Class A7,
5.750%, 07/15/2020	12,480,000	13,837,175
Series 2014-A5, Class A,
1.480%, 07/15/2020	45,700,000	46,028,492
CarMax Auto Owner Trust, Series 2014-3,
Class A3 1.160%, 06/17/2019	24,615,000	24,649,535
Chase Issuance Trust
Series 2014-A6, Class A,
1.260%, 07/15/2019	20,599,000	20,636,902
Series 2014-A7, Class A,
1.380%, 11/15/2019	31,978,000	32,094,048
Series 2015, Class A2A,
1.590%, 02/18/2020	29,105,000	29,305,999
Chrysler Capital Auto Receivables Trust,
Series 2014-BA, Class A4
1.760%, 12/16/2019 (S)	10,310,000	10,412,203
Citibank Credit Card Issuance Trust
Series 2007-A8, Class A8,
5.650%, 09/20/2019	17,115,000	18,959,295
Series 2014-A8, Class A8,
1.730%, 04/09/2020	34,765,000	35,139,558
DB Master Finance LLC, Series 2015-1A,
Class A2II 3.980%, 02/20/2045 (S)	33,355,000	34,062,726
Discover Card Execution Note Trust,
Series 2014-A5, Class A
1.390%, 04/15/2020	42,075,000	42,196,218
Ford Credit Auto Owner Trust, Series 2015,
Class AA4 1.640%, 06/15/2020	13,420,000	13,494,884
Ford Credit Floorplan Master Owner Trust
Series 2012-5, Class A, 1.490%, 09/15/2019	25,960,000	26,023,991

The accompanying notes are an integral part of the financial statements.	40

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Ford Credit Floorplan Master
Owner Trust (continued)
Series 2014-4, Class A1,
1.400%, 08/15/2019	$35,760,000	$35,845,896
Series 2015-1, Class A1,
1.420%, 01/15/2020	29,125,000	29,120,981
GE Equipment Midticket LLC, Series 2014-1,
Class A4 1.590%, 08/22/2023	7,820,000	7,868,156
GM Financial Automobile Leasing Trust,
Series 2015-1, Class A4
1.730%, 06/20/2019	7,740,000	7,799,304
Honda Auto Receivables Owner Trust
Series 2014-3, Class A4,
1.310%, 10/15/2020	42,515,000	42,599,222
Series 2015-1, Class A4,
1.320%, 11/16/2020	20,360,000	20,362,341
Hyundai Auto Receivables Trust,
Series 2015-A, Class A4
1.370%, 07/15/2020	19,100,000	19,063,443
John Deere Owner Trust
Series 2014-B, Class A4,
1.500%, 06/15/2021	20,870,000	20,954,524
Series 2015, Class AA4,
1.650%, 12/15/2021	10,555,000	10,617,085
MVW Owner Trust, Series 2014-1A, Class A
2.250%, 09/20/2031 (S)	6,680,491	6,690,171
Nissan Master Owner Trust Receivables Trust,
Series 2015-A, Class A2
1.440%, 01/15/2020	29,325,000	29,346,759
Porsche Innovative Lease Owner Trust,
Series 2014-1, Class A4
1.260%, 09/21/2020 (S)	16,320,000	16,367,687
Toyota Auto Receivables Owner Trust,
Series 2014-C, Class A4
1.440%, 04/15/2020	13,395,000	13,450,643
Volkswagen Credit Auto Master Trust,
Series 2014-1A, Class A2
1.400%, 07/22/2019 (S)	16,680,000	16,748,972
World Omni Automobile Lease
Securitization Trust, Series 2014-A,
Class A4 1.370%, 01/15/2020	6,555,000	6,598,820
TOTAL ASSET BACKED SECURITIES (Cost $765,484,243)		$768,488,796

PREFERRED SECURITIES - 0.1%
Financials - 0.1%
The PNC Financial Services Group, Inc.
(6.125% to 05/01/2022, then 3 month
LIBOR + 4.067%)
	391,400	11,272,320
TOTAL PREFERRED SECURITIES (Cost $9,785,000)		$11,272,320

SECURITIES LENDING COLLATERAL - 0.7%
John Hancock
Collateral Trust, 0.1102% (W)(Y)	7,250,475	72,541,005
TOTAL SECURITIES LENDING
COLLATERAL (Cost $72,541,005)		$72,541,005

SHORT-TERM INVESTMENTS - 0.7%
Repurchase agreement - 0.7%
Barclays Tri-Party Repurchase Agreement
dated 03/31/2015 at 0.130% to be
repurchased at $46,206,167 on 04/01/2015,
collateralized by $4,445,600 U.S. Treasury
Inflation Indexed Notes, 0.125% due
04/15/2018 (valued at $4,580,733, including
interest) and $36,044,700 U.S. Treasury
Inflation Indexed Bonds, 1.375% due
02/15/2044 (valued at $42,549,603,
including interest)	$46,206,000	46,206,000
Repurchase Agreement with State Street Corp.
dated 03/31/2015 at 0.000% to be
repurchased at $30,600,000 on 04/01/2015,
collateralized by $275,000 Federal Home
Loan Mortgage Corp., 1.840% due
09/18/2019 (valued at $276,375, including
interest) and $28,050,000 U.S. Treasury
Notes, 2.250% - 3.625% due 08/15/2019 -
04/30/2021 (valued at $30,937,440,
including interest)	30,600,000	30,600,000
		76,806,000
TOTAL SHORT-TERM INVESTMENTS (Cost $76,806,000)		$76,806,000
Total Investments (Bond Trust) (Cost $10,236,722,057) - 99.7%		$10,453,295,960
Other assets and liabilities, net - 0.3%		27,632,458
TOTAL NET ASSETS - 100.0%		$10,480,928,418

Capital Appreciation Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 99.5%
Consumer discretionary - 25.4%
Automobiles - 1.1%
Tesla Motors, Inc. (I)(L)	63,387	$11,965,561
Hotels, restaurants and leisure - 4.1%
Chipotle Mexican Grill, Inc. (I)	14,827	9,645,557
Marriott International, Inc., Class A	190,972	15,338,871
Starbucks Corp.	178,068	16,863,040
		41,847,468
Internet and catalog retail - 7.1%
Amazon.com, Inc. (I)	77,714	28,917,379
Netflix, Inc. (I)	37,787	15,745,465
The Priceline Group, Inc. (I)	15,498	18,041,997
TripAdvisor, Inc. (I)	77,765	6,467,715
Vipshop Holdings, Ltd., ADR (I)	127,456	3,752,305
		72,924,861
Media - 3.2%
The Walt Disney Company	215,649	22,619,424
Time Warner, Inc.	119,242	10,068,794
		32,688,218
Specialty retail - 5.0%
Inditex SA	533,721	17,135,469
O’Reilly Automotive, Inc. (I)	61,789	13,361,253
The TJX Companies, Inc.	160,172	11,220,049

The accompanying notes are an integral part of the financial statements.	41

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Capital Appreciation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Tiffany & Company	109,866	$9,669,307
		51,386,078
Textiles, apparel and luxury goods - 4.9%
Luxottica Group SpA	180,816	11,452,105
NIKE, Inc., Class B	255,176	25,601,808
Under Armour, Inc., Class A (I)	168,295	13,589,821
		50,643,734
		261,455,920
Consumer staples - 4.6%
Beverages - 0.1%
Monster Beverage Corp. (I)	3,502	484,659
Food and staples retailing - 2.9%
Costco Wholesale Corp.	128,540	19,473,167
The Kroger Company	139,958	10,729,180
		30,202,347
Food products - 1.6%
Mead Johnson Nutrition Company	78,430	7,884,568
Mondelez International, Inc., Class A	238,001	8,589,456
		16,474,024
		47,161,030
Energy - 3.2%
Energy equipment and services - 1.0%
Schlumberger, Ltd.	122,840	10,249,770
Oil, gas and consumable fuels - 2.2%
Concho Resources, Inc. (I)	106,295	12,321,716
EOG Resources, Inc.	111,728	10,244,340
		22,566,056
		32,815,826
Financials - 3.3%
Capital markets - 1.0%
Morgan Stanley	297,545	10,619,381
Diversified financial services - 1.1%
McGraw-Hill Financial, Inc.	107,594	11,125,220
Real estate investment trusts - 1.2%
American Tower Corp.	127,483	12,002,524
		33,747,125
Health care - 19.8%
Biotechnology - 8.4%
Alexion Pharmaceuticals, Inc. (I)	73,526	12,742,056
Biogen, Inc. (I)	66,106	27,912,597
Celgene Corp. (I)	170,600	19,666,768
Gilead Sciences, Inc. (I)	131,062	12,861,114
Incyte Corp. (I)	34,103	3,125,881
Vertex Pharmaceuticals, Inc. (I)	85,044	10,032,641
		86,341,057
Health care equipment and supplies - 1.7%
Abbott Laboratories	379,728	17,592,798
Life sciences tools and services - 1.5%
Illumina, Inc. (I)	85,046	15,787,939
Pharmaceuticals - 8.2%
Actavis PLC (I)	79,877	23,772,993
Bristol-Myers Squibb Company	355,937	22,957,937
Novo Nordisk A/S, ADR (L)	391,163	20,884,193
Shire PLC, ADR	66,898	16,008,022
		83,623,145
		203,344,939
Industrials - 4.3%
Aerospace and defense - 1.9%
The Boeing Company	133,219	19,993,508
Road and rail - 2.4%
Canadian Pacific Railway, Ltd.	63,568	11,613,874
Union Pacific Corp.	119,986	12,995,684
		24,609,558
		44,603,066
Information technology - 36.9%
Internet software and services - 13.6%
Alibaba Group Holding, Ltd., ADR (I)	215,669	17,952,288
Facebook, Inc., Class A (I)	457,911	37,647,153
Google, Inc., Class A (I)	27,915	15,484,451
Google, Inc., Class C (I)	31,083	17,033,484
LendingClub Corp. (I)(L)	44,318	870,849
LinkedIn Corp., Class A (I)	78,721	19,669,229
Tencent Holdings, Ltd.	863,081	16,389,825
Twitter, Inc. (I)	286,526	14,349,222
		139,396,501
IT services - 7.1%
FleetCor Technologies, Inc. (I)	84,405	12,738,403
MasterCard, Inc., Class A	405,435	35,025,530
Visa, Inc., Class A	384,920	25,177,617
		72,941,550
Semiconductors and semiconductor equipment - 1.9%
ARM Holdings PLC, ADR	275,594	13,586,784
NXP Semiconductors NV (I)	63,095	6,332,214
		19,918,998
Software - 8.4%
Adobe Systems, Inc. (I)	230,984	17,078,957
FireEye, Inc. (I)(L)	140,742	5,524,124
Red Hat, Inc. (I)	206,041	15,607,606
salesforce.com, Inc. (I)	311,171	20,789,335
Splunk, Inc. (I)	164,752	9,753,318
VMware, Inc., Class A (I)	80,002	6,560,964
Workday, Inc., Class A (I)	131,545	11,103,713
		86,418,017
Technology hardware, storage and peripherals - 5.9%
Apple, Inc.	483,228	60,128,060
		378,803,126
Materials - 2.0%
Chemicals - 2.0%
Monsanto Company	135,928	15,297,337
The Sherwin-Williams Company	16,995	4,835,078
		20,132,415
		20,132,415
TOTAL COMMON STOCKS (Cost $694,552,443)		$1,022,063,447

The accompanying notes are an integral part of the financial statements.	42

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Capital Appreciation Trust (continued)

	Shares or
	Principal
	Amount	Value
SECURITIES LENDING COLLATERAL - 2.8%
John Hancock
Collateral Trust, 0.1102% (W)(Y)	2,910,303	29,117,586
TOTAL SECURITIES LENDING
COLLATERAL (Cost $29,117,764)		$29,117,586

SHORT-TERM INVESTMENTS - 0.5%
Repurchase agreement - 0.5%
Repurchase Agreement with State Street Corp.
dated 03/31/2015 at 0.000% to be
repurchased at $5,086,000 on 04/01/2015,
collateralized by $4,705,000 U.S. Treasury
Notes, 3.625% due 08/15/2019 (valued at
$5,193,379, including interest)	$5,086,000	$5,086,000
TOTAL SHORT-TERM INVESTMENTS (Cost $5,086,000)		$5,086,000
Total Investments (Capital Appreciation Trust)
(Cost $728,756,207) - 102.8%		$1,056,267,033
Other assets and liabilities, net - (2.8%)		(28,686,324)
TOTAL NET ASSETS - 100.0%		$1,027,580,709

Capital Appreciation Value Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 58.7%
Consumer discretionary - 7.7%
Auto components - 1.6%
Delphi Automotive PLC	18,300	$1,459,233
Johnson Controls, Inc.	90,300	4,554,732
		6,013,965
Media - 2.3%
Comcast Corp., Class A	41,400	2,337,858
Liberty Global PLC, Series A (I)	17,300	890,431
Liberty Global PLC, Series C (I)	67,300	3,352,213
Time Warner Cable, Inc.	6,400	959,232
Twenty-First Century Fox, Inc., Class B	32,900	1,081,752
		8,621,486
Specialty retail - 3.8%
AutoZone, Inc. (I)	15,100	10,300,616
Lowe’s Companies, Inc.	44,800	3,332,672
O’Reilly Automotive, Inc. (I)	2,800	605,472
		14,238,760
		28,874,211
Consumer staples - 2.8%
Beverages - 0.9%
PepsiCo, Inc.	28,000	2,677,360
SABMiller PLC	11,040	578,295
		3,255,655
Food and staples retailing - 0.8%
CVS Health Corp.	17,400	1,795,854
Wal-Mart Stores, Inc.	12,500	1,028,125
		2,823,979
Food products - 0.8%
Kraft Foods Group, Inc.	4,300	374,595
Mondelez International, Inc., Class A	76,700	2,768,103
		3,142,698
Tobacco - 0.3%
Philip Morris International, Inc.	17,200	1,295,676
		10,518,008
Energy - 2.1%
Oil, gas and consumable fuels - 2.1%
Canadian Natural Resources, Ltd.	224,200	6,885,182
Range Resources Corp.	18,518	963,677
		7,848,859
		7,848,859
Financials - 9.4%
Banks - 1.0%
JPMorgan Chase & Co.	62,100	3,762,018
Capital markets - 3.6%
Affiliated Managers Group, Inc. (I)	1,100	236,258
Invesco, Ltd.	8,500	337,365
Julius Baer Group, Ltd. (I)	21,488	1,074,052
State Street Corp.	17,900	1,316,187
The Bank of New York Mellon Corp.	257,400	10,357,776
		13,321,638
Insurance - 3.3%
Marsh & McLennan Companies, Inc.	220,600	12,373,454
Real estate investment trusts - 1.5%
American Tower Corp.	16,800	1,581,720
Crown Castle International Corp.	29,700	2,451,438
Iron Mountain, Inc.	47,880	1,746,662
		5,779,820
		35,236,930
Health care - 14.1%
Health care equipment and supplies - 2.8%
Abbott Laboratories	84,700	3,924,151
Becton, Dickinson and Company	44,312	6,362,760
		10,286,911
Health care providers and services - 2.1%
Cigna Corp.	32,000	4,142,080
Henry Schein, Inc. (I)	4,657	650,210
UnitedHealth Group, Inc.	27,300	3,229,317
		8,021,607
Life sciences tools and services - 3.6%
Agilent Technologies, Inc.	49,800	2,069,190
PerkinElmer, Inc.	14,300	731,302
Thermo Fisher Scientific, Inc.	80,100	10,760,634
		13,561,126
Pharmaceuticals - 5.6%
Actavis PLC (I)	28,680	8,535,742
Eli Lilly & Company	68,200	4,954,730
Endo International PLC (I)	7,300	654,810
Pfizer, Inc.	82,084	2,855,702
Zoetis, Inc.	84,591	3,915,717
		20,916,701
		52,786,345
Industrials - 11.8%
Aerospace and defense - 1.1%
The Boeing Company	18,900	2,836,512
United Technologies Corp.	11,900	1,394,680
		4,231,192

The accompanying notes are an integral part of the financial statements.	43

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies - 1.6%
Tyco International, Ltd.	139,500	$6,006,870
Electrical equipment - 1.6%
AMETEK, Inc.	95,300	5,007,062
Sensata Technologies Holding NV (I)	18,800	1,080,060
		6,087,122
Industrial conglomerates - 5.3%
Danaher Corp.	189,300	16,071,570
Roper Industries, Inc.	20,700	3,560,400
		19,631,970
Machinery - 2.2%
IDEX Corp.	27,400	2,077,742
Pentair PLC	98,500	6,194,665
		8,272,407
		44,229,561
Information technology - 7.3%
Communications equipment - 0.2%
Cisco Systems, Inc.	26,000	715,650
Internet software and services - 1.4%
eBay, Inc. (I)	18,800	1,084,384
Google, Inc., Class A (I)	2,800	1,553,160
Google, Inc., Class C (I)	4,600	2,520,800
		5,158,344
IT services - 5.4%
Fidelity National Information Services, Inc.	67,300	4,580,438
Fiserv, Inc. (I)	134,400	10,671,360
Vantiv, Inc., Class A (I)	17,900	674,830
Visa, Inc., Class A	69,200	4,526,372
		20,453,000
Semiconductors and semiconductor equipment - 0.3%
Texas Instruments, Inc.	22,000	1,258,070
Software - 0.0%
SS&C Technologies Holdings, Inc.	800	49,840
		27,634,904
Materials - 0.7%
Chemicals - 0.7%
Cytec Industries, Inc.	50,000	2,702,000
LyondellBasell Industries NV, Class A	2,000	175,600
		2,877,600
		2,877,600
Telecommunication services - 0.3%
Wireless telecommunication services - 0.3%
SBA Communications Corp., Class A (I)	9,500	1,112,450
Utilities - 2.5%
Electric utilities - 0.9%
FirstEnergy Corp.	93,900	3,292,134
Multi-utilities - 1.6%
PG&E Corp.	113,100	6,002,217
		9,294,351
TOTAL COMMON STOCKS (Cost $182,222,854)		$220,413,219

PREFERRED SECURITIES - 2.5%
Energy - 0.0%
Oil, gas and consumable fuels - 0.0%
Chesapeake Energy Corp., 4.500%	117	10,121
Financials - 0.8%
Banks - 0.2%
U.S. Bancorp (6.000% to 04/15/2017, then
3 month LIBOR + 4.861%)	15,000	409,650
U.S. Bancorp (6.500% to 01/15/2022, then
3 month LIBOR + 4.468%)	14,000	415,940
		825,590
Capital markets - 0.1%
State Street Corp., 6.000%	10,000	255,300
Real estate investment trusts - 0.5%
American Tower Corp., 5.500%	18,553	1,841,014
		2,921,904
Health care - 1.2%
Pharmaceuticals - 1.2%
Actavis PLC, 5.500% (I)	4,398	4,450,776
Telecommunication services - 0.3%
Wireless telecommunication services - 0.3%
T-Mobile US, Inc., 5.500%	19,505	1,144,163
Utilities - 0.2%
Electric utilities - 0.2%
SCE Trust I, 5.625%	15,000	381,000
SCE Trust II, 5.100%	1,920	46,560
SCE Trust III (5.750% to 03/15/2024, then
3 month LIBOR + 2.990%)	20,615	565,882
		993,442
		993,442
TOTAL PREFERRED SECURITIES (Cost $9,170,681)		$9,520,406

U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 1.5%
U.S. Government - 1.5%
U.S. Treasury Notes
0.875%, 10/15/2017	$3,500,000	$3,511,484
1.750%, 09/30/2019	1,500,000	1,528,593
2.750%, 11/15/2023	375,000	402,100
		5,442,177
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $5,409,517)		$5,442,177

CORPORATE BONDS - 19.5%
Consumer discretionary - 4.8%
Amazon.com, Inc.
2.600%, 12/05/2019	$615,000	$629,937
3.800%, 12/05/2024	605,000	635,850
CCO Holdings LLC
7.375%, 06/01/2020	375,000	400,781
8.125%, 04/30/2020	125,000	130,625
Cedar Fair LP
5.250%, 03/15/2021	150,000	154,875
DISH DBS Corp.
7.125%, 02/01/2016	425,000	441,469
Ford Motor Credit Company LLC
0.783%, 09/08/2017 (P)	525,000	521,980
0.833%, 12/06/2017 (P)	825,000	819,310
0.898%, 03/27/2017 (P)	1,675,000	1,674,658
1.192%, 01/09/2018 (P)	575,000	576,559
1.461%, 03/27/2017	1,395,000	1,395,266
1.506%, 05/09/2016 (P)	410,000	412,894
1.724%, 12/06/2017	275,000	274,335

The accompanying notes are an integral part of the financial statements.	44

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Ford Motor Credit Company LLC (continued)
2.145%, 01/09/2018	$360,000	$364,011
2.375%, 03/12/2019	575,000	581,680
2.500%, 01/15/2016	380,000	384,426
2.597%, 11/04/2019	1,075,000	1,089,173
2.750%, 05/15/2015	400,000	400,883
6.625%, 08/15/2017	200,000	222,074
Group 1 Automotive, Inc.
5.000%, 06/01/2022 (S)	25,000	25,063
L Brands, Inc.
5.625%, 02/15/2022 to 10/15/2023	950,000	1,052,500
6.625%, 04/01/2021	100,000	114,551
6.900%, 07/15/2017	125,000	137,969
7.000%, 05/01/2020	125,000	144,063
8.500%, 06/15/2019	125,000	149,963
Lamar Media Corp.
5.000%, 05/01/2023	125,000	127,813
Unitymedia Hessen GmbH & Company KG
5.500%, 01/15/2023 (S)	500,000	523,150
Univision Communications, Inc.
5.125%, 05/15/2023 (S)	725,000	735,875
6.750%, 09/15/2022 (S)	1,474,000	1,580,865
7.875%, 11/01/2020 (S)	1,100,000	1,174,250
8.500%, 05/15/2021 (S)	400,000	427,500
Virgin Media Secured Finance PLC
5.250%, 01/15/2026 (S)	200,000	204,000
5.375%, 04/15/2021 (S)	400,000	419,500
		17,927,848
Consumer staples - 0.3%
B&G Foods, Inc.
4.625%, 06/01/2021	200,000	199,750
Rite Aid Corp.
8.000%, 08/15/2020	800,000	847,000
		1,046,750
Energy - 7.2%
Antero Resources Finance Corp.
5.375%, 11/01/2021	475,000	460,750
6.000%, 12/01/2020	175,000	175,088
Canadian Natural Resources, Ltd.
1.750%, 01/15/2018	185,000	184,057
Chevron Corp.
0.361%, 02/22/2017 (P)	1,150,000	1,151,964
0.431%, 03/02/2018 (P)	1,225,000	1,224,973
1.365%, 03/02/2018	590,000	592,784
Concho Resources, Inc.
5.500%, 10/01/2022 to 04/01/2023	1,400,000	1,410,501
6.500%, 01/15/2022	125,000	130,938
7.000%, 01/15/2021	675,000	707,063
Energy Transfer Partners LP
4.150%, 10/01/2020	275,000	288,699
4.900%, 02/01/2024	345,000	369,684
EQT Corp.
4.875%, 11/15/2021	1,570,000	1,652,219
6.500%, 04/01/2018	315,000	351,605
8.125%, 06/01/2019	483,000	577,003
Exxon Mobil Corp.
0.313%, 03/01/2018 (P)	3,275,000	3,273,978
MarkWest Energy Partners LP
4.500%, 07/15/2023	2,550,000	2,524,500
4.875%, 12/01/2024	425,000	434,520
5.500%, 02/15/2023	1,255,000	1,289,513
6.250%, 06/15/2022	1,025,000	1,071,125
6.500%, 08/15/2021	525,000	549,938
6.750%, 11/01/2020	275,000	288,750
Noble Energy, Inc.
3.900%, 11/15/2024	100,000	101,735
ONEOK Partners LP
2.000%, 10/01/2017	140,000	139,588
Range Resources Corp.
5.000%, 08/15/2022 to 03/15/2023	4,625,000	4,601,875
5.750%, 06/01/2021	835,000	872,316
6.750%, 08/01/2020	175,000	181,563
SM Energy Company
6.500%, 11/15/2021 to 01/01/2023	575,000	584,750
Targa Resources Partners LP
4.125%, 11/15/2019 (S)	150,000	149,250
4.250%, 11/15/2023	525,000	505,313
5.000%, 01/15/2018 (S)	125,000	128,750
5.250%, 05/01/2023	750,000	753,750
WPX Energy, Inc.
5.250%, 01/15/2017	275,000	276,375
		27,004,917
Financials - 1.5%
American Tower Corp.
3.500%, 01/31/2023	100,000	99,124
5.000%, 02/15/2024	165,000	180,427
Berkshire Hathaway Energy Company
2.400%, 02/01/2020	385,000	390,576
3.500%, 02/01/2025	375,000	390,515
CBRE Services, Inc.
5.000%, 03/15/2023	75,000	78,000
Crown Castle International Corp.
4.875%, 04/15/2022	275,000	285,656
5.250%, 01/15/2023	225,000	236,250
KFW
0.500%, 04/19/2016	832,000	832,799
2.500%, 11/20/2024	1,550,000	1,613,693
Marsh & McLennan Companies, Inc.
2.350%, 03/06/2020	140,000	140,792
Toyota Motor Credit Corp.
0.637%, 03/12/2020 (P)	1,225,000	1,223,803
		5,471,635
Health care - 1.5%
Becton, Dickinson and Company
1.800%, 12/15/2017	315,000	317,348
2.675%, 12/15/2019	305,000	312,081
DaVita HealthCare Partners, Inc.
5.125%, 07/15/2024	1,025,000	1,047,422
5.750%, 08/15/2022	175,000	185,719
Eli Lilly & Company
1.250%, 03/01/2018	310,000	310,978
Johnson & Johnson
1.125%, 11/21/2017	170,000	170,902
3.375%, 12/05/2023	320,000	343,252
Medtronic, Inc.
1.500%, 03/15/2018 (S)	235,000	236,120
2.500%, 03/15/2020 (S)	400,000	408,667
Merck & Company, Inc.
0.380%, 02/10/2017 (P)	450,000	450,194
0.630%, 02/10/2020 (P)	825,000	828,326
Novartis Capital Corp.
3.400%, 05/06/2024	100,000	106,733

The accompanying notes are an integral part of the financial statements.	45

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Omnicare, Inc.
5.000%, 12/01/2024	$175,000	$182,875
Roche Holdings, Inc.
3.350%, 09/30/2024 (S)	455,000	477,166
UnitedHealth Group, Inc.
1.400%, 12/15/2017	230,000	231,815
		5,609,598
Industrials - 1.3%
Case New Holland Industrial, Inc.
7.875%, 12/01/2017	25,000	27,695
Caterpillar Financial Services Corp.
0.700%, 11/06/2015	205,000	205,421
1.250%, 11/06/2017	250,000	250,531
2.250%, 12/01/2019	225,000	228,370
CNH Industrial Capital LLC
3.625%, 04/15/2018	450,000	451,125
3.875%, 11/01/2015	125,000	125,938
6.250%, 11/01/2016	400,000	421,000
Continental Airlines 2009-1 Pass
Through Trust
9.000%, 07/08/2016	225,143	243,717
Continental Airlines 2009-2 Class A Pass
Through Trust
7.250%, 11/10/2019	135,564	156,915
Continental Airlines 2012-1 Class A Pass
Through Trust
4.150%, 04/11/2024	555,703	589,045
Delta Air Lines 2009-1 Class A Pass
Through Trust
7.750%, 12/17/2019	135,483	156,482
Delta Air Lines 2011-1 Class A Pass
Through Trust
5.300%, 04/15/2019	102,118	111,053
International Lease Finance Corp.
2.220%, 06/15/2016 (P)	265,000	265,000
John Deere Capital Corp.
0.700%, 09/04/2015	310,000	310,405
Schaeffler Finance BV
7.750%, 02/15/2017 (S)	200,000	224,000
US Airways 2010-1 Class A Pass
Through Trust
6.250%, 04/22/2023	410,244	465,626
US Airways 2010-1 Class B Pass
Through Trust
8.500%, 04/22/2017	46,228	50,388
US Airways 2012-2 Class A Pass
Through Trust
4.625%, 06/03/2025	22,642	24,227
US Airways 2012-2 Class B Pass
Through Trust
6.750%, 06/03/2021	69,202	74,739
US Airways 2013-1 Class A Pass
Through Trust
3.950%, 11/15/2025	242,720	251,822
US Airways 2013-1 Class B Pass
Through Trust
5.375%, 11/15/2021	74,187	77,339
Xylem, Inc.
3.550%, 09/20/2016	275,000	283,621
4.875%, 10/01/2021	60,000	66,119
		5,060,578
Information technology - 0.3%
Amphenol Corp.
1.550%, 09/15/2017	130,000	130,349
NXP BV
5.750%, 02/15/2021 to 03/15/2023 (S)	1,075,000	1,141,063
		1,271,412
Materials - 0.3%
Cytec Industries, Inc.
3.950%, 05/01/2025	545,000	559,795
Rexam PLC (6.750% to 06/29/2017, then
3 month EURIBOR + 2.900%)
06/29/2067	480,000	529,797
		1,089,592
Telecommunication services - 2.1%
Intelsat Jackson Holdings SA
7.250%, 04/01/2019 to 10/15/2020	2,125,000	2,194,275
7.500%, 04/01/2021	125,000	128,438
Matterhorn Mobile SA
4.468%, 05/15/2019 (P)(S)	100,000	103,159
6.750%, 05/15/2019 (S)	200,000	215,168
SBA Communications Corp.
5.625%, 10/01/2019	100,000	105,450
SBA Telecommunications, Inc.
5.750%, 07/15/2020	125,000	131,406
Sprint Communications, Inc.
9.000%, 11/15/2018 (S)	150,000	172,125
T-Mobile USA, Inc.
6.625%, 11/15/2020	100,000	104,500
Telesat Canada
6.000%, 05/15/2017 (S)	125,000	127,438
UPCB Finance III, Ltd.
6.625%, 07/01/2020 (S)	475,000	495,781
UPCB Finance V, Ltd.
7.250%, 11/15/2021 (S)	2,075,000	2,233,219
UPCB Finance VI, Ltd.
6.875%, 01/15/2022 (S)	1,825,000	1,948,188
		7,959,147
Utilities - 0.2%
AmeriGas Finance LLC
6.750%, 05/20/2020	25,000	26,313
7.000%, 05/20/2022	125,000	134,063
AmeriGas Partners LP
6.250%, 08/20/2019	25,000	25,938
CMS Energy Corp.
6.550%, 07/17/2017	170,000	189,495
8.750%, 06/15/2019	80,000	101,153
Suburban Propane Partners LP
7.375%, 08/01/2021	125,000	134,375
		611,337
TOTAL CORPORATE BONDS (Cost $72,402,389)		$73,052,814

CONVERTIBLE BONDS - 0.1%
Consumer discretionary - 0.1%
The Priceline Group, Inc. 0.350%, 06/15/2020	281,000	320,691
TOTAL CONVERTIBLE BONDS (Cost $299,904)		$320,691

TERM LOANS (M) - 4.6%
Consumer discretionary - 1.3%
Cequel Communications LLC
3.500%, 02/14/2019	558,140	558,576

The accompanying notes are an integral part of the financial statements.	46

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)

	Shares or
	Principal
	Amount	Value
TERM LOANS (M) (continued)
Consumer discretionary (continued)
Charter Communications Operating LLC
3.000%, 07/01/2020	$319,313	$317,965
3.000%, 01/03/2021	285,269	283,931
Hilton Worldwide Finance LLC
3.500%, 10/26/2020	638,158	638,728
Kasima LLC
3.250%, 05/17/2021	66,176	65,970
Peninsula Gaming LLC
4.250%, 11/20/2017	648,068	647,582
UPC Financing Partnership
3.250%, 06/30/2021	1,700,000	1,685,834
Wendy’s International, Inc.
3.250%, 05/15/2019	491,250	490,483
		4,689,069
Consumer staples - 1.4%
Charger OpCo BV
3.500%, 07/23/2021	250,000	270,007
3.500%, 07/23/2021	450,000	447,188
HJ Heinz Company
3.250%, 06/05/2020	3,342,292	3,341,874
Pinnacle Foods Finance LLC
3.000%, 04/29/2020	1,142,565	1,137,057
		5,196,126
Health care - 0.3%
DaVita HealthCare Partners, Inc.
TBD 06/24/2021 (T)	374,058	374,659
HCA, Inc.
TBD 02/02/2016 (T)	50,000	49,938
2.928%, 03/31/2017	771,479	771,721
		1,196,318
Telecommunication services - 1.6%
Intelsat Jackson Holdings SA
3.750%, 06/30/2019	4,845,968	4,825,373
Telesat Canada
3.275%, 03/24/2017	123,750	97,462
3.500%, 03/28/2019	693,734	691,710
4.250%, 03/26/2019	490,000	385,749
		6,000,294
TOTAL TERM LOANS (Cost $17,354,494)		$17,081,807

ASSET BACKED SECURITIES - 0.5%
Ally Master Owner Trust, Series 2012-3,
Class A1
0.874%, 06/15/2017 (P)	$1,540,000	$1,541,201
DB Master Finance LLC, Series 2015-1A,
Class A2I
3.262%, 02/20/2045 (S)	225,000	227,150
Ford Credit Auto Owner Trust, Series 2012-C,
Class A3
0.580%, 12/15/2016	92,475	92,487
Honda Auto Receivables Owner Trust,
Series 2012-3, Class A3
0.560%, 05/15/2016	71,491	71,492
TOTAL ASSET BACKED SECURITIES (Cost $1,928,964)		$1,932,330

SHORT-TERM INVESTMENTS - 11.4%
Money market funds - 11.1%
T. Rowe Price Reserve Investment
Fund, 0.0384% (Y)	41,834,877	41,834,877
Repurchase agreement - 0.3%
Repurchase Agreement with State Street Corp.
dated 03/31/2015 at 0.000% to be
repurchased at $1,019,000 on 04/01/2015,
collateralized by $945,000 U.S. Treasury
Notes, 3.625% due 08/15/2019 (valued at
$1,043,091, including interest)	$1,019,000	1,019,000
TOTAL SHORT-TERM INVESTMENTS (Cost $42,853,877)		$42,853,877
Total Investments (Capital Appreciation Value Trust)
(Cost $331,642,680) - 98.8%		$370,617,321
Other assets and liabilities, net - 1.2%		4,614,817
TOTAL NET ASSETS - 100.0%		$375,232,138

Core Bond Trust

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 54.8%
U.S. Government - 30.2%
U.S. Treasury Bonds
2.500%, 02/15/2045	$1,972,000	1,955,053
3.000%, 11/15/2044	1,364,000	1,494,752
3.125%, 08/15/2044	4,272,000	4,789,642
3.375%, 05/15/2044	210,000	246,176
3.625%, 02/15/2044	15,787,000	19,315,647
4.500%, 08/15/2039	768,000	1,051,740
U.S. Treasury Notes
0.500%, 06/30/2016 to 03/31/2017	23,664,000	23,660,128
0.625%, 10/15/2016 to 09/30/2017	24,109,000	24,103,672
0.875%, 01/31/2017 to 11/15/2017	78,966,000	79,312,942
1.000%, 09/15/2017 to 08/31/2019	23,022,000	23,092,187
1.250%, 01/31/2020	673,000	669,372
1.375%, 02/29/2020 to 03/31/2020	19,393,000	19,398,063
1.500%, 01/31/2019 to 01/31/2022	15,064,000	15,156,995
1.625%, 06/30/2019 to 08/31/2019	24,759,000	25,123,018
1.750%, 09/30/2019 to 02/28/2022	26,631,000	27,089,206
2.000%, 10/31/2021 to 02/15/2025	19,439,000	19,644,473
2.125%, 08/31/2020	1,873,000	1,936,652
2.250%, 07/31/2021	2,835,000	2,939,983
3.125%, 04/30/2017	14,093,000	14,828,485
		305,808,186
U.S. Government Agency - 24.6%
Federal Home Loan Mortgage Corp.
3.500%, 12/01/2028 to 04/15/2035	16,244,002	17,243,389
4.000%, 10/01/2029 to 04/01/2045	10,167,318	11,049,530
4.500%, 06/01/2042 to 05/01/2044	4,073,835	4,554,075
5.000%, 08/01/2039	2,653,670	3,007,976
Federal National Mortgage Association
1.859%, 10/09/2019	2,650,000	2,435,122
2.581%, 03/01/2045 (P)	375,000	386,261
2.625%, 09/06/2024	1,052,000	1,088,730
3.000%, 12/01/2037 to 04/01/2038	1,508,143	1,544,179
3.220%, 04/01/2044 (P)	8,024,284	8,450,718
3.500%, TBA (C)	36,000,000	37,719,969
3.500%, 12/01/2029 to 02/01/2045	6,252,162	6,686,963
4.000%, TBA (C)	2,300,000	2,455,266

The accompanying notes are an integral part of the financial statements.	47

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
4.000%, 05/01/2025 to 04/01/2045	$67,037,286	$72,798,635
4.500%, TBA (C)	5,400,000	5,875,629
4.500%, 10/01/2033 to 03/01/2045	9,937,995	11,079,264
5.000%, 03/01/2041 to 08/01/2041	1,306,013	1,481,867
5.500%, 09/01/2034 to 08/01/2041	4,061,570	4,615,013
6.000%, 08/01/2034 to 07/01/2037	3,508,036	4,033,966
6.500%, 10/01/2036	1,173,241	1,350,517
Government National Mortgage Association
3.000%, TBA (C)	7,300,000	7,519,193
3.500%, TBA (C)	22,600,000	23,757,030
4.000%, TBA (C)	15,300,000	16,292,650
Tennessee Valley Authority
2.875%, 09/15/2024	2,870,000	3,004,534
		248,430,476
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $546,632,621)		$554,238,662

FOREIGN GOVERNMENT
OBLIGATIONS - 1.5%
Brazil - 0.1%
Federative Republic of Brazil
5.000%, 01/27/2045	635,000	587,375
Canada - 0.1%
Province of Manitoba
3.050%, 05/14/2024	825,000	874,781
		874,781
Colombia - 0.0%
Republic of Colombia
5.000%, 06/15/2045	415,000	426,413
		426,413
Indonesia - 0.1%
Republic of Indonesia
5.125%, 01/15/2045 (S)	625,000	656,250
		656,250
Japan - 0.1%
Japan Bank for International Cooperation
2.125%, 02/10/2025	690,000	685,943
		685,943
Mexico - 0.4%
Government of Mexico
4.600%, 01/23/2046	740,000	758,500
5.750%, 10/12/2110	3,159,000	3,451,208
		4,209,708
Paraguay - 0.1%
Republic of Paraguay
6.100%, 08/11/2044 (S)	705,000	773,738
		773,738
Peru - 0.0%
Republic of Peru
5.625%, 11/18/2050	220,000	268,400
		268,400
Slovakia - 0.2%
Republic of Slovakia
4.375%, 05/21/2022 (S)	2,290,000	2,559,968
Slovenia - 0.4%
Republic of Slovenia
5.250%, 02/18/2024 (S)	1,965,000	2,255,329
5.500%, 10/26/2022 (S)	1,059,000	1,220,540
5.850%, 05/10/2023 (S)	525,000	620,813
		4,096,682
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $14,335,779)		$15,139,258

CORPORATE BONDS - 24.5%
Consumer discretionary - 2.7%
Amazon.com, Inc. 4.950%, 12/05/2044	1,245,000	1,358,413
Bed Bath & Beyond, Inc. 5.165%, 08/01/2044	615,000	678,239
Coach, Inc. 4.250%, 04/01/2025	815,000	826,063
Cox Communications, Inc.
4.800%, 02/01/2035 (S)	795,000	836,225
Daimler Finance North America LLC
1.875%, 01/11/2018 (S)	937,000	947,638
2.375%, 08/01/2018 (S)	1,490,000	1,527,700
DIRECTV Holdings LLC
3.800%, 03/15/2022	425,000	440,507
3.950%, 01/15/2025	1,435,000	1,478,448
4.450%, 04/01/2024	1,055,000	1,126,731
Ford Motor Credit Company LLC
2.459%, 03/27/2020	995,000	996,028
General Motors Company
3.500%, 10/02/2018	1,280,000	1,311,437
5.000%, 04/01/2035	215,000	229,435
5.200%, 04/01/2045	175,000	189,955
Grupo Televisa SAB 5.000%, 05/13/2045	530,000	551,742
Hyundai Capital America
2.000%, 03/19/2018 (S)	455,000	462,218
2.600%, 03/19/2020 (S)	1,135,000	1,147,031
Johnson Controls, Inc. 4.950%, 07/02/2064	325,000	348,503
LVMH Moet Hennessy Louis Vuitton SA
1.625%, 06/29/2017 (S)	1,700,000	1,716,709
Sky PLC 3.750%, 09/16/2024 (S)	1,070,000	1,106,214
Thomson Reuters Corp. 3.850%, 09/29/2024	910,000	942,285
Toyota Motor Credit Corp.
1.125%, 05/16/2017	2,330,000	2,336,212
2.750%, 05/17/2021	1,420,000	1,467,290
Viacom, Inc.
4.850%, 12/15/2034	1,290,000	1,332,792
5.250%, 04/01/2044	400,000	427,293
Volkswagen Group of America Finance LLC
2.125%, 05/23/2019 (S)	980,000	986,148
Volkswagen International Finance NV
1.125%, 11/18/2016 (S)	2,210,000	2,217,357
Yum! Brands, Inc. 5.350%, 11/01/2043	540,000	598,209
		27,586,822
Consumer staples - 1.1%
Altria Group, Inc.
2.625%, 01/14/2020	1,245,000	1,263,300
4.500%, 05/02/2043	715,000	739,630
Anheuser-Busch InBev Finance, Inc.
2.150%, 02/01/2019	1,595,000	1,622,501
2.625%, 01/17/2023	795,000	783,715
Kraft Foods Group, Inc. 5.000%, 06/04/2042	415,000	461,430
Pernod-Ricard SA 5.750%, 04/07/2021 (S)	1,423,000	1,651,350
The JM Smucker Company
4.375%, 03/15/2045 (S)	320,000	333,531
Tyson Foods, Inc. 4.500%, 06/15/2022	589,000	649,845

The accompanying notes are an integral part of the financial statements.	48

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Walgreens Boots Alliance, Inc.
4.800%, 11/18/2044	$425,000	$458,774
WM Wrigley Jr. Company
2.000%, 10/20/2017 (S)	405,000	409,308
2.400%, 10/21/2018 (S)	615,000	626,021
2.900%, 10/21/2019 (S)	1,238,000	1,276,447
3.375%, 10/21/2020 (S)	1,195,000	1,252,226
		11,528,078
Energy - 4.4%
Canadian Oil Sands, Ltd.
6.000%, 04/01/2042 (S)	645,000	582,502
Chevron Corp.
1.365%, 03/02/2018	1,685,000	1,692,952
1.961%, 03/03/2020	1,825,000	1,836,685
2.411%, 03/03/2022	960,000	961,731
ConocoPhillips Company 2.875%, 11/15/2021	835,000	856,240
Continental Resources, Inc.
4.500%, 04/15/2023	720,000	698,782
Diamond Offshore Drilling, Inc.
4.875%, 11/01/2043 (L)	155,000	129,684
Ecopetrol SA
5.875%, 05/28/2045	500,000	468,750
7.375%, 09/18/2043	485,000	528,044
El Paso Pipeline Partners
Operating Company LLC
4.100%, 11/15/2015	1,140,000	1,160,071
4.300%, 05/01/2024	815,000	829,739
Energy Transfer Partners LP
4.050%, 03/15/2025	835,000	843,070
5.150%, 03/15/2045	505,000	509,759
EnLink Midstream Partners LP
5.050%, 04/01/2045	795,000	808,792
Ensco PLC 5.200%, 03/15/2025	475,000	477,546
Enterprise Products Operating LLC
3.750%, 02/15/2025	675,000	698,190
4.850%, 03/15/2044	340,000	366,553
Exxon Mobil Corp.
1.305%, 03/06/2018	2,390,000	2,403,049
1.912%, 03/06/2020	1,435,000	1,448,941
2.709%, 03/06/2025	1,435,000	1,449,624
3.567%, 03/06/2045	480,000	497,768
Kerr-McGee Corp. 6.950%, 07/01/2024	1,815,000	2,271,304
Kinder Morgan, Inc.
5.300%, 12/01/2034	325,000	335,780
5.550%, 06/01/2045	550,000	579,961
Marathon Petroleum Corp.
5.000%, 09/15/2054	170,000	170,646
MPLX LP 4.000%, 02/15/2025	295,000	297,361
Newfield Exploration Company
5.625%, 07/01/2024	875,000	910,000
Niagara Mohawk Power Corp.
4.278%, 10/01/2034 (S)	685,000	747,357
ONEOK Partners LP
2.000%, 10/01/2017	920,000	917,295
3.800%, 03/15/2020	555,000	565,884
4.900%, 03/15/2025	485,000	490,734
6.200%, 09/15/2043	415,000	432,185
Petrobras Global Finance BV
3.000%, 01/15/2019	755,000	651,807
4.875%, 03/17/2020	1,060,000	951,880
Petroleos Mexicanos
2.378%, 04/15/2025	1,375,000	1,399,078
4.500%, 01/23/2026 (S)	470,000	478,930
5.500%, 06/27/2044 (S)	230,000	232,013
5.625%, 01/23/2046 (S)	1,060,000	1,078,338
6.375%, 01/23/2045	515,000	575,770
Phillips 66 4.875%, 11/15/2044	435,000	465,905
Plains All American Pipeline LP
4.900%, 02/15/2045	770,000	809,713
Rowan Companies, Inc.
5.400%, 12/01/2042	587,000	481,508
5.850%, 01/15/2044	355,000	305,948
Spectra Energy Partners LP
4.500%, 03/15/2045	505,000	512,636
Statoil ASA
2.250%, 11/08/2019	900,000	915,337
2.900%, 11/08/2020	1,080,000	1,131,404
Sunoco Logistics Partners Operations LP
5.350%, 05/15/2045	960,000	1,009,643
Talisman Energy, Inc. 3.750%, 02/01/2021	710,000	698,600
TC PipeLines LP
4.375%, 03/13/2025	710,000	717,040
4.650%, 06/15/2021	303,000	318,960
Total Capital International SA
2.100%, 06/19/2019	880,000	892,413
2.750%, 06/19/2021	595,000	608,634
Valero Energy Corp.
3.650%, 03/15/2025	945,000	963,233
4.900%, 03/15/2045	480,000	497,088
Weatherford International, Ltd.
4.500%, 04/15/2022	525,000	479,843
5.950%, 04/15/2042	655,000	575,784
Western Gas Partners LP 5.375%, 06/01/2021	335,000	370,163
Williams Partners LP 4.000%, 09/15/2025	815,000	799,324
		44,887,971
Financials - 9.8%
Abbey National Treasury Services PLC
2.375%, 03/16/2020	1,890,000	1,903,479
ACE INA Holdings, Inc.
3.150%, 03/15/2025	1,180,000	1,207,441
AIA Group, Ltd.
3.200%, 03/11/2025 (S)	960,000	968,447
American Express Credit Corp.
1.750%, 06/12/2015	2,524,000	2,529,116
American International Group, Inc.
4.375%, 01/15/2055	420,000	423,337
4.500%, 07/16/2044	485,000	520,669
6.400%, 12/15/2020	740,000	896,373
American Tower Corp.
3.450%, 09/15/2021	1,165,000	1,189,192
3.500%, 01/31/2023	1,077,000	1,067,563
Assurant, Inc.
2.500%, 03/15/2018	1,180,000	1,200,355
Australia & New Zealand Banking Group, Ltd.
4.500%, 03/19/2024 (S)	1,180,000	1,233,121
Bank of America Corp.
1.500%, 10/09/2015	2,660,000	2,671,265
4.000%, 04/01/2024 to 01/22/2025	2,250,000	2,347,727
4.250%, 10/22/2026	875,000	903,299
6.000%, 09/01/2017	1,365,000	1,501,335
Bank of America NA
1.650%, 03/26/2018	1,020,000	1,022,385
Barclays PLC
3.650%, 03/16/2025	965,000	967,944
4.375%, 09/11/2024	565,000	571,459

The accompanying notes are an integral part of the financial statements.	49

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
BB&T Corp.
2.450%, 01/15/2020	$750,000	$762,942
Berkshire Hathaway, Inc.
4.500%, 02/01/2045	655,000	713,141
Burlington Northern Santa Fe LLC
4.150%, 04/01/2045	1,105,000	1,149,607
Capital One Financial Corp.
3.200%, 02/05/2025	870,000	862,777
Citigroup, Inc.
1.550%, 08/14/2017	1,935,000	1,936,463
1.700%, 07/25/2016	1,365,000	1,374,195
2.400%, 02/18/2020	1,040,000	1,043,711
CME Group, Inc.
3.000%, 03/15/2025	1,660,000	1,676,856
Credit Agricole SA
4.375%, 03/17/2025 (S)	950,000	960,594
Credit Suisse Group Funding Guernsey, Ltd.
3.750%, 03/26/2025 (S)	1,700,000	1,718,459
Credit Suisse/New York
3.625%, 09/09/2024	1,185,000	1,224,777
DDR Corp.
3.375%, 05/15/2023	1,300,000	1,290,043
4.625%, 07/15/2022	1,355,000	1,458,008
Deutsche Bank AG
4.500%, 04/01/2025	2,005,000	2,003,374
Discover Financial Services
3.750%, 03/04/2025	580,000	584,255
Easterly Government Properties, Inc.
4.000%,	1,590,844	1,732,182
Federal Realty Investment Trust
3.000%, 08/01/2022	470,000	474,507
3.950%, 01/15/2024	630,000	673,292
Ford Motor Credit LLC
3.664%, 09/08/2024	1,085,000	1,119,474
General Electric Capital Corp.
5.875%, 01/14/2038	1,045,000	1,351,236
Healthcare Trust of America Holdings LP
3.375%, 07/15/2021	740,000	751,210
HSBC USA, Inc.
1.700%, 03/05/2018	2,400,000	2,404,128
2.350%, 03/05/2020	2,400,000	2,414,232
2.375%, 11/13/2019	515,000	519,576
ING Bank NV
1.800%, 03/16/2018 (S)	1,245,000	1,252,519
2.450%, 03/16/2020 (S)	2,030,000	2,054,902
5.800%, 09/25/2023 (S)	980,000	1,109,477
Inter-American Development Bank
4.375%, 01/24/2044	370,000	473,290
Intesa Sanpaolo SpA
2.375%, 01/13/2017	1,445,000	1,462,032
5.017%, 06/26/2024 (S)	555,000	568,037
JPMorgan Chase & Co.
2.250%, 01/23/2020	2,965,000	2,971,351
3.125%, 01/23/2025	415,000	415,535
4.125%, 12/15/2026	540,000	559,817
4.850%, 02/01/2044	485,000	553,524
Lazard Group LLC
3.750%, 02/13/2025	1,615,000	1,592,766
4.250%, 11/14/2020	1,110,000	1,186,289
6.850%, 06/15/2017	412,000	454,464
Lincoln National Corp.
3.350%, 03/09/2025	295,000	298,376
Lloyds Bank PLC
1.750%, 03/16/2018	1,715,000	1,723,393
2.400%, 03/17/2020	1,355,000	1,366,883
Lloyds Banking Group PLC
4.500%, 11/04/2024	1,145,000	1,189,297
MetLife, Inc.
1.903%, 12/15/2017	620,000	624,402
3.000%, 03/01/2025	830,000	831,813
4.050%, 03/01/2045	370,000	380,559
Mid-America Apartments LP
3.750%, 06/15/2024	1,005,000	1,029,638
4.300%, 10/15/2023	920,000	982,787
Morgan Stanley
2.650%, 01/27/2020	2,535,000	2,574,921
3.700%, 10/23/2024	1,555,000	1,621,215
4.300%, 01/27/2045	760,000	787,628
4.350%, 09/08/2026	730,000	765,233
5.375%, 10/15/2015	1,175,000	1,203,715
Murray Street Investment Trust I
4.647%, 03/09/2017	2,126,000	2,252,612
Perrigo Finance PLC
3.900%, 12/15/2024	1,095,000	1,134,469
4.900%, 12/15/2044	280,000	300,093
Prudential Financial, Inc.
4.600%, 05/15/2044	255,000	270,398
Royal Bank of Scotland Group PLC
5.125%, 05/28/2024	440,000	461,609
Sumitomo Mitsui Banking Corp.
1.350%, 07/11/2017	1,695,000	1,693,244
Swedbank AB
2.200%, 03/04/2020 (S)	485,000	487,208
Synchrony Financial
2.700%, 02/03/2020	1,280,000	1,285,563
4.250%, 08/15/2024	815,000	852,008
Tanger Properties LP
3.750%, 12/01/2024	530,000	543,561
3.875%, 12/01/2023	615,000	641,719
The Goldman Sachs Group, Inc.
3.500%, 01/23/2025	2,540,000	2,589,812
6.250%, 02/01/2041	455,000	593,142
6.750%, 10/01/2037	471,000	618,505
WEA Finance LLC / Westfield UK &
Europe Finance PLC
2.700%, 09/17/2019 (S)	550,000	556,759
3.750%, 09/17/2024 (S)	800,000	827,455
XLIT, Ltd.
4.450%, 03/31/2025	415,000	417,686
5.500%, 03/31/2045	500,000	500,168
		99,383,420
Health care - 1.3%
AbbVie, Inc. 4.400%, 11/06/2042	435,000	450,014
Actavis Funding SCS
3.000%, 03/12/2020	1,470,000	1,505,965
3.800%, 03/15/2025	945,000	974,480
4.750%, 03/15/2045	840,000	891,458
4.850%, 06/15/2044	255,000	270,880
Amgen, Inc. 2.200%, 05/22/2019	850,000	860,983
Anthem, Inc.
3.125%, 05/15/2022	1,358,000	1,376,668
3.500%, 08/15/2024	730,000	749,556
5.100%, 01/15/2044	400,000	458,844
Celgene Corp.
3.625%, 05/15/2024	465,000	483,265

The accompanying notes are an integral part of the financial statements.	50

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Celgene Corp. (continued)
5.250%, 08/15/2043	$485,000	$562,024
Keysight Technologies, Inc.
4.550%, 10/30/2024 (S)	605,000	609,614
Medtronic, Inc.
3.150%, 03/15/2022 (S)	850,000	882,609
4.375%, 03/15/2035 (S)	675,000	737,086
Mylan, Inc. 5.400%, 11/29/2043	470,000	544,773
Thermo Fisher Scientific, Inc.
3.300%, 02/15/2022	250,000	256,342
Zimmer Holdings, Inc. 3.550%, 04/01/2025	1,040,000	1,060,702
		12,675,263
Industrials - 1.1%
ERAC USA Finance LLC
4.500%, 02/15/2045 (S)	295,000	298,476
5.625%, 03/15/2042 (S)	937,000	1,092,857
FedEx Corp.
3.200%, 02/01/2025	730,000	739,866
4.100%, 02/01/2045	730,000	728,990
L-3 Communications Corp.
3.950%, 05/28/2024	875,000	898,018
Lockheed Martin Corp. 3.800%, 03/01/2045	565,000	561,711
Northrop Grumman Corp.
3.250%, 08/01/2023	1,225,000	1,262,941
3.850%, 04/15/2045	815,000	802,375
Penske Truck Leasing Company LP
2.500%, 06/15/2019 (S)	1,415,000	1,416,858
3.050%, 01/09/2020 (S)	1,710,000	1,738,649
3.375%, 02/01/2022 (S)	720,000	719,778
Valmont Industries, Inc. 5.250%, 10/01/2054	615,000	606,159
		10,866,678
Information technology - 0.8%
Alibaba Group Holding Ltd.
3.600%, 11/28/2024 (S)	690,000	692,227
Apple, Inc.
2.500%, 02/09/2025	1,065,000	1,043,132
2.850%, 05/06/2021	1,600,000	1,667,085
3.450%, 02/09/2045	710,000	675,891
Broadcom Corp. 4.500%, 08/01/2034	245,000	265,053
MasterCard, Inc. 3.375%, 04/01/2024	348,000	367,222
Microsoft Corp. 4.000%, 02/12/2055	890,000	888,618
Tencent Holdings, Ltd.
2.875%, 02/11/2020 (S)	450,000	453,273
3.800%, 02/11/2025 (S)	760,000	776,649
Xerox Corp.
2.750%, 09/01/2020	720,000	721,007
4.800%, 03/01/2035	245,000	240,292
		7,790,449
Materials - 0.8%
Albemarle Corp. 5.450%, 12/01/2044	740,000	798,207
Barrick Gold Corp. 4.100%, 05/01/2023	490,000	483,390
BHP Billiton Finance USA, Ltd.
5.000%, 09/30/2043	400,000	458,133
Eastman Chemical Company
3.800%, 03/15/2025	1,015,000	1,052,613
4.650%, 10/15/2044	465,000	488,054
Freeport-McMoRan, Inc. 4.550%, 11/14/2024	725,000	696,618
Glencore Finance Canada, Ltd.
2.050%, 10/23/2015 (S)	1,321,000	1,326,548
LYB International Finance BV
4.875%, 03/15/2044	445,000	477,292
Lyondellbasell Industries NV
4.625%, 02/26/2055	435,000	430,093
Teck Resources Limited 3.750%, 02/01/2023	615,000	575,984
The Mosaic Company
5.450%, 11/15/2033	345,000	398,940
5.625%, 11/15/2043	410,000	486,932
Vale Overseas, Ltd. 8.250%, 01/17/2034	275,000	305,965
		7,978,769
Telecommunication services - 1.2%
America Movil SAB de CV
3.125%, 07/16/2022	1,560,000	1,586,676
AT&T, Inc.
4.300%, 12/15/2042	255,000	243,166
4.350%, 06/15/2045	310,000	297,518
Bharti Airtel International Netherlands BV
5.350%, 05/20/2024 (S)	580,000	638,725
Scripps Networks Interactive, Inc.
3.900%, 11/15/2024	890,000	918,263
Telefonica Chile SA 3.875%, 10/12/2022 (S)	555,000	558,309
Telstra Corp., Ltd. 3.125%, 04/07/2025 (S)	335,000	334,431
Verizon Communications, Inc.
2.500%, 09/15/2016	1,175,000	1,199,872
3.500%, 11/01/2024	665,000	680,538
4.272%, 01/15/2036 (S)	664,000	658,988
4.400%, 11/01/2034	1,680,000	1,711,498
4.862%, 08/21/2046	2,885,000	3,020,757
		11,848,741
Utilities - 1.3%
Alabama Power Company 3.750%, 03/01/2045	550,000	560,193
Ameren Illinois Company 4.300%, 07/01/2044	495,000	557,543
American Electric Power Company, Inc.
1.650%, 12/15/2017	1,475,000	1,483,257
Commonwealth Edison Company
3.700%, 03/01/2045	220,000	223,289
Consolidated Edison Company of New
York, Inc. 4.625%, 12/01/2054	425,000	477,333
Consumers Energy Company
4.350%, 08/31/2064	410,000	446,669
Dominion Resources, Inc. 4.700%, 12/01/2044	675,000	751,853
Electricite de France SA
6.000%, 01/22/2114 (S)	1,025,000	1,243,666
Pacific Gas & Electric Company
3.250%, 06/15/2023	530,000	547,760
PacifiCorp 3.600%, 04/01/2024	1,235,000	1,323,238
Potomac Electric Power Company
3.600%, 03/15/2024	595,000	634,394
4.150%, 03/15/2043	580,000	626,515
Public Service Company of Colorado
4.300%, 03/15/2044	350,000	398,772
Public Service Electric & Gas Company
3.050%, 11/15/2024	540,000	555,927
Puget Energy, Inc. 6.000%, 09/01/2021	1,560,000	1,841,845
Southwestern Electric Power Company
3.550%, 02/15/2022	470,000	496,042
3.900%, 04/01/2045	580,000	573,651
Virginia Electric and Power Company
4.450%, 02/15/2044	380,000	428,260
		13,170,207
TOTAL CORPORATE BONDS (Cost $242,961,292)		$247,716,398

MUNICIPAL BONDS - 1.0%
County of Clark (Nevada) 6.820%, 07/01/2045	1,050,000	1,544,760

The accompanying notes are an integral part of the financial statements.	51

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or Principal Amount	Value
MUNICIPAL BONDS (continued)
Los Angeles Community College District
(California) 6.750%, 08/01/2049	$1,005,000	$1,523,741
New Jersey State Turnpike Authority
7.102%, 01/01/2041	1,298,000	1,905,399
North Texas Tollway Authority
6.718%, 01/01/2049	1,166,000	1,737,153
Port Authority of New York & New Jersey
4.458%, 10/01/2062	1,336,000	1,461,116
State of California 7.600%, 11/01/2040	850,000	1,363,851
The Ohio State University 4.800%, 06/01/2111	394,000	439,424
TOTAL MUNICIPAL BONDS (Cost $7,463,919)		$9,975,444

COLLATERALIZED MORTGAGE
OBLIGATIONS - 9.7%
Commercial and residential - 5.0%
Banc of America Commercial Mortgage, Inc.,
Series 2005-4, Class A5A
4.933%, 07/10/2045	213,016	213,907
CFCRE Commercial Mortgage Trust,
Series 2011-C1, Class A4
4.961%, 04/15/2044 (P) (S)	1,420,000	1,599,692
Citigroup Commercial Mortgage Trust
Series 2012-CR4, Class A2,
1.801%, 10/15/2045	338,000	340,326
Series 2013-GC17, Class A4,
4.131%, 11/10/2046	353,000	391,503
Series 2014-GC19, Class AAB,
3.552%, 03/10/2047	1,279,000	1,360,545
Series 2015-CG27, Class A5,
3.137%, 02/10/2048	515,000	527,389
Commercial Mortgage Pass
Through Certificates
Series 2010-C1, Class A3,
4.205%, 07/10/2046 (S)	1,512,000	1,662,653
Series 2013-CR12, Class A4,
4.046%, 10/10/2046	114,000	125,953
Series 2013-LC6, Class AM,
3.282%, 01/10/2046	527,000	544,664
Series 2014-CR18, Class ASB,
3.452%, 07/15/2047	618,000	655,272
Series 2014-CR19, Class A5,
3.796%, 08/10/2047	1,055,000	1,139,976
Series 2014-CR20, Class ASB,
3.305%, 11/10/2047	2,847,000	2,987,067
Series 2014-LC15, Class ASB,
3.528%, 04/10/2047	1,063,000	1,129,111
Series 2014-UBS3, Class A4,
3.819%, 06/10/2047	712,000	770,252
Series 2014-UBS4, Class A5,
3.694%, 08/10/2047	2,719,000	2,903,601
Series 2014-UBS5, Class A4,
3.838%, 09/10/2047	555,000	600,768
Series 2014-UBS5, Class ASB,
3.548%, 09/10/2047	358,000	380,371
Series 2014-UBS6, Class AM,
4.050%, 12/10/2047 (P)	1,311,000	1,403,231
Series 2014-UBS6, Class ASB,
3.387%, 12/10/2047	1,296,000	1,366,707
Series 2015-CR22, Class A5,
3.309%, 03/10/2048	503,000	522,678
Credit Suisse First Boston Mortgage
Securities Corp., Series 2005-C5, Class A4
5.100%, 08/15/2038 (P)	390,087	391,142
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class A4,
3.505%, 04/15/2050	1,120,000	1,183,039
Series 2015-C1, Class AS,
3.791%, 04/15/2050	463,000	489,014
DBUBS Mortgage Trust
Series 2011-LC1A, Class A1,
3.742%, 11/10/2046 (S)	1,650,631	1,679,620
Series 2011-LC1A, Class A3,
5.002%, 11/10/2046 (S)	143,000	163,269
Series 2011-LC2A, Class A4,
4.537%, 07/10/2044 (S)	1,391,000	1,560,735
Greenwich Capital Commercial
Funding Corp., Series 2005-GG5, Class A5
5.224%, 04/10/2037 (P)	1,010,947	1,018,406
GS Mortgage Securities Trust
Series 2011-GC3, Class A2,
3.645%, 03/10/2044 (S)	880,998	895,924
Series 2012-GC6, Class A1,
1.282%, 01/10/2045	38,491	38,626
Series 2012-GCJ7, Class A1,
1.144%, 05/10/2045	301,694	302,497
Series 2012-GCJ7, Class A2,
2.318%, 05/10/2045	438,000	446,317
Series 2014-GC18, Class AAB,
3.648%, 01/10/2047	1,114,000	1,195,568
Series 2014-GC20, Class AAB,
3.655%, 04/10/2047	1,387,000	1,489,753
Series 2014-GC24, Class AAB,
3.650%, 09/10/2047	284,000	305,043
Series 2014-GC26, Class AAB,
3.365%, 11/10/2047	806,000	851,430
Impact Funding LLC, Series 2010-1, Class A1
5.314%, 01/25/2051 (S)	3,459,657	4,036,160
JPMBB Commercial Mortgage
Securities Trust, Series 2014-C25,
Class ASB 3.407%, 11/15/2047	354,000	373,818
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2012-LC9, Class A2,
1.677%, 12/15/2047	428,000	431,250
Series 2013-C10, Class ASB,
2.702%, 12/15/2047	880,000	900,802
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2010-C2, Class A3,
4.070%, 11/15/2043 (S)	2,788,000	3,042,684
Series 2010-CNTR, Class A1,
3.299%, 08/05/2032 (S)	470,712	487,240
Series 2006-CB14, Class A4,
5.481%, 12/12/2044 (P)	386,509	394,534
JPMorgan Mortgage Trust, Series 2015-IVR2,
Class A2 2.774%, 01/25/2045 (P) (S)	1,057,797	1,069,740
Merrill Lynch Mortgage Trust,
Series 2005-CIP1, Class A4
5.047%, 07/12/2038 (P)	211,476	212,140
Morgan Stanley Bank of America
Merrill Lynch Trust
Series 2013-C10, Class A1,
1.394%, 07/15/2046	1,285,544	1,292,923
Series 2013-C9, Class A,
1.970%, 05/15/2046	438,000	444,249

The accompanying notes are an integral part of the financial statements.	52

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Morgan Stanley Bank of America Merrill
Lynch Trust (continued)
Series 2014-C15, Class ASB,
3.654%, 04/15/2047	$514,000	$549,710
Morgan Stanley Capital I Trust,
Series 2011-C2, Class A2
3.476%, 06/15/2044 (S)	1,523,236	1,562,504
The Goldman Sachs Group, Inc.
Series 2015-GC28, Class A5,
3.396%, 02/10/2048	1,028,000	1,074,136
Series 2015-GC28, Class AS,
3.759%, 02/10/2048	1,121,000	1,175,819
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C6, Class A4
3.244%, 04/10/2046	409,000	426,722
		50,110,480
U.S. Government Agency - 4.7%
Federal Home Loan Mortgage Corp.
Series 2014-HQ1, Class M1,
1.823%, 08/25/2024 (P)	723,961	729,205
Series 2015-DN1, Class M1,
1.423%, 01/25/2025 (P)	644,042	645,354
Series 271, Class 30, 3.000%, 08/15/2042	2,481,218	2,525,901
Series 2980, Class QA, 6.000%, 05/15/2035	1,552,192	1,711,844
Series 300, Class 300, 3.000%, 01/15/2043	2,964,852	3,021,774
Series 342, Class 300, 3.000%, 02/15/2045	7,541,703	7,728,084
Series 3664, Class DA, 4.000%, 11/15/2037	931,692	985,263
Series 3876, Class NB, 5.000%, 08/15/2038	1,855,644	2,006,966
Series 4225, Class A, 4.000%, 09/15/2040	2,044,554	2,209,617
Series 4227, Class AB, 3.500%, 10/15/2037	2,056,975	2,163,708
Series 4430, Class A, 4.000%, 04/15/2041	2,287,454	2,491,788
Series T-48, Class 1A,
5.596%, 07/25/2033 (P)	47,060	53,764
Series T-57, Class 1A2, 7.000%, 07/25/2043	615,488	721,218
Series T-57, Class 1A3, 7.500%, 07/25/2043	470,047	568,055
Series T-59, Class 1A3, 7.500%, 10/25/2043	663,494	811,470
Series T-60, Class 1A3, 7.500%, 03/25/2044	673,680	816,643
Federal National Mortgage Association
Series 2002-33, Class A2,
7.500%, 06/25/2032	492,134	581,777
Series 2002-95, Class DB,
6.000%, 01/25/2033	1,906,586	2,208,825
Series 2003-W17, Class 1A7,
5.750%, 08/25/2033	1,011,000	1,103,684
Series 2005-5, Class PA,
5.000%, 01/25/2035	570,062	626,108
Series 2006-56, Class CA,
6.000%, 07/25/2036	412,035	483,755
Series 2009-20, Class DT,
4.500%, 04/25/2039	1,808,215	2,004,950
Series 2011-53, Class TN,
4.000%, 06/25/2041	1,181,980	1,275,718
Series 2012-112, Class DA,
3.000%, 10/25/2042	4,531,468	4,624,716
Series 2012-134, Class LC,
3.000%, 12/25/2042	1,523,101	1,565,443
Series 2013-133, Class AB,
4.000%, 06/25/2039	1,284,029	1,383,505
Series 2013-9, Class CB,
5.500%, 04/25/2042	142,715	161,421
Series 2013-94, Class HA,
4.000%, 01/25/2040	555,240	600,450
Series 2014-9, Class A, 4.000%, 05/25/2037 $	1,060,063	1,147,782
Series 411, Class A3, 3.000%, 08/25/2042	844,863	865,839
		47,824,627
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $96,579,716)		$97,935,107

ASSET BACKED SECURITIES - 15.3%
Acadia Healthcare Company, Inc.,
Series 2015-2, Class A1
0.742%, 01/15/2021 (P)	1,799,000	1,802,116
Ally Auto Receivables Trust
Series 2011-5, Class A4,
1.320%, 07/15/2016	283,392	283,471
Series 2013-1, Class A3,
0.630%, 05/15/2017	228,385	228,495
Series 2014-1, Class A4,
1.530%, 04/15/2019	3,913,000	3,925,369
Series 2014-2, Class A4,
1.840%, 01/15/2020	213,000	215,191
Ally Master Owner Trust
Series 2012-5, Class A, 1.540%, 09/15/2019	2,085,000	2,092,385
Series 2014-4, Class A2,
1.430%, 06/17/2019	1,954,000	1,959,669
Series 2014-5, Class A1,
0.664%, 10/15/2019 (P)	3,094,000	3,096,376
American Express Credit Account
Master Trust, Series 2012-4, Class A
0.414%, 05/15/2020 (P)	1,401,000	1,397,506
Avis Budget Rental Car Funding AESOP LLC
Series 2012-3A, Class A,
2.100%, 03/20/2019 (S)	986,000	994,565
Series 2013-1A, Class A,
1.920%, 09/20/2019 (S)	2,053,000	2,052,485
BA Credit Card Trust, Series 2014-A2,
Class A
0.442%, 09/16/2019 (P)	3,073,000	3,073,636
Bank of America Credit Card Trust,
Series 2007-A4, Class A4
0.214%, 11/15/2019 (P)	1,523,000	1,513,015
Bank of The West Auto Trust, Series 2014-1,
Class A3
1.090%, 03/15/2019 (S)	873,000	873,266
California Republic Auto Receivables Trust
Series 2014-2, Class A4,
1.570%, 12/16/2019	559,000	561,352
Series 2014-3, Class A4,
1.790%, 03/16/2020	495,000	498,968
Series 2015-1, Class A3,
1.330%, 04/15/2019	870,000	873,488
Series 2015-1, Class A4,
1.820%, 09/15/2020	1,003,000	1,008,547
Capital Auto Receivables Asset Trust
Series 2013-1, Class A3,
0.790%, 06/20/2017	3,733,000	3,734,467
Series 2013-2, Class A4,
1.560%, 07/20/2018	838,000	844,344
Series 2013-3, Class A3,
1.310%, 12/20/2017	5,263,000	5,284,726
Series 2013-3, Class A4,
1.680%, 04/20/2018	539,000	544,043

The accompanying notes are an integral part of the financial statements.	53

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Capital Auto Receivables
Asset Trust (continued)
Series 2013-4, Class A3,
1.090%, 03/20/2018	$1,339,000	$1,339,044
Series 2013-4, Class A4,
1.470%, 07/20/2018	1,821,000	1,829,903
Series 2014-1, Class A3,
1.320%, 06/20/2018	2,176,000	2,184,241
Series 2014-1, Class A4,
1.690%, 10/22/2018	1,926,000	1,926,333
Series 2014-2, Class A1,
0.476%, 06/20/2016 (P)	1,956,000	1,955,497
Series 2014-2, Class A3,
1.260%, 05/21/2018	3,299,000	3,311,249
Series 2014-2, Class A4,
1.620%, 10/22/2018	943,000	949,473
Series 2015-1, Class A2,
1.420%, 06/20/2018	2,482,000	2,487,202
Series 2015-1, Class A3,
1.610%, 06/20/2019	1,666,000	1,667,015
Series 2015-1, Class A4,
1.860%, 10/21/2019	212,000	212,272
Capital One Multi-Asset Execution Trust
Series 2005-A9, Class A,
0.265%, 08/15/2018 (P)	6,439,000	6,436,875
Series 2015-A1, Class A,
1.390%, 01/15/2021	3,247,000	3,246,114
Citibank Credit Card Issuance Trust,
Series 2014-A6, Class A6
2.150%, 07/15/2021	8,511,000	8,654,078
Discover Card Execution Note Trust
Series 2014-A1, Class A1,
0.604%, 07/15/2021 (P)	1,689,000	1,692,859
Series 2015-A1, Class A1,
0.524%, 08/17/2020 (P)	4,641,000	4,643,692
Ford Credit Auto Owner Trust
Series 2013-B, Class A3,
0.570%, 10/15/2017	1,155,517	1,155,782
Series 2014-1, Class A,
2.260%, 11/15/2025 (S)	3,139,000	3,196,896
Series 2014-2, Class A,
2.310%, 04/15/2026 (S)	1,871,000	1,905,866
Series 2015, Class AA4,
1.640%, 06/15/2020	524,000	526,924
Ford Credit Floorplan Master Owner Trust
Series 2012-2, Class A, 1.920%, 01/15/2019	2,601,000	2,639,679
Series 2014-1, Class A1,
1.200%, 02/15/2019	2,640,000	2,646,933
Ford Credit Floorplan Master Owner Trust A
Series 2014-1, Class A2,
0.574%, 02/15/2019 (P)	512,000	512,204
Series 2015-1, Class A2,
0.574%, 01/15/2020 (P)	411,000	411,259
Series 2015-2, Class A2,
0.744%, 01/15/2022 (P)	3,121,000	3,122,252
Honda Auto Receivables Owner Trust
Series 2013-3, Class A3,
0.770%, 05/15/2017	1,340,584	1,342,262
Series 2014-4, Class A4,
1.460%, 10/15/2020	474,000	475,999
MBNA Credit Card Master Note Trust,
Series 2004-A3, Class A3
0.434%, 08/16/2021 (P)	2,385,000	2,374,737
Metropolitan Life Global Funding I,
Series 2014-B, Class A
0.610%, 07/15/2019	1,115,000	1,115,037
MMCA Auto Owner Trust, Series 2011-A,
Class A4
2.020%, 10/17/2016 (S)	11,969	11,975
Navient Private Education Loan Trust
Series 2014-AA, Class A2A,
2.740%, 02/15/2029 (S)	3,299,000	3,325,181
Series 2015-AA, Class A2A,
2.650%, 12/15/2028 (S)	845,000	847,513
Series 2015-AA, Class A2B,
1.360%, 12/15/2028 (P) (S)	1,607,000	1,614,778
Navient Student Loan Trust
Series 2014-1, Class A2,
0.483%, 03/27/2023 (P)	1,040,000	1,036,829
Series 2014-8, Class A2,
0.613%, 04/25/2023 (P)	1,073,000	1,073,593
Nelnet Student Loan Trust
Series 2004-3, Class A5,
0.436%, 10/27/2036 (P)	2,439,373	2,412,250
Series 2004-4, Class A5,
0.416%, 01/25/2037 (P)	1,549,040	1,532,095
Series 2005-1, Class A5,
0.366%, 10/25/2033 (P)	641,000	626,095
Series 2005-2, Class A5,
0.364%, 03/23/2037 (P)	1,385,000	1,350,511
Series 2005-3, Class A5,
0.384%, 12/24/2035 (P)	1,501,000	1,472,262
Series 2006-1, Class A4,
0.351%, 11/23/2022 (P)	729,043	728,280
Series 2006-2, Class A4,
0.336%, 10/26/2026 (P)	1,542,154	1,540,969
Series 2010-4, Class A,
0.973%, 04/25/2046 (P) (S)	681,784	690,584
SLC Student Loan Trust, Series 2007-2,
Class A2
0.657%, 05/15/2028 (P)	547,719	547,129
SLM Private Education Loan Trust
Series 2012-D, Class A2,
2.950%, 02/15/2046 (S)	1,605,000	1,654,160
Series 2012-E, Class A2B,
1.924%, 06/15/2045 (P) (S)	2,433,000	2,501,253
Series 2013-C, Class A2A,
2.940%, 10/15/2031 (S)	867,000	892,251
Series 2014-A, Class A1,
0.774%, 07/15/2022 (P) (S)	527,861	528,275
Series 2014-A, Class A2A,
2.590%, 01/15/2026 (S)	1,520,000	1,553,341
SLM Student Loan Trust
Series 2004-3, Class A5,
0.426%, 07/25/2023 (P)	2,214,485	2,205,729
Series 2005-5, Class A3,
0.356%, 04/25/2025 (P)	384,712	383,347
Series 2005-6, Class A5B,
1.456%, 07/27/2026 (P)	714,958	723,575
Series 2005-6, Class A6,
0.396%, 10/27/2031 (P)	1,320,000	1,282,760
Series 2005-9, Class A5,
0.376%, 01/27/2025 (P)	778,344	776,355
Series 2006-3, Class A5,
0.356%, 01/25/2021 (P)	1,857,000	1,829,879
Series 2007-2, Class B,
0.426%, 07/25/2025 (P)	682,000	596,254

The accompanying notes are an integral part of the financial statements.	54

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
SLM Student Loan Trust (continued)
Series 2007-7, Class A4,
0.326%, 04/25/2022 (P)	$108,000	$107,961
Series 2008-5, Class A3,
1.556%, 01/25/2018 (P)	377,591	379,075
Series 2010-1, Class A,
0.573%, 03/25/2025 (P)	2,277,376	2,273,762
Series 2012-6, Class A3,
0.923%, 05/26/2026 (P)	1,322,000	1,329,379
Series 2012-6, Class B,
1.173%, 04/27/2043 (P)	1,228,000	1,148,934
Series 2013-1, Class B,
1.973%, 11/25/2043 (P)	336,000	337,058
Series 2013-2, Class B,
1.673%, 06/25/2043 (P)	1,009,000	995,606
Series 2013-3, Class A2,
0.473%, 05/26/2020 (P)	1,225,000	1,223,116
Series 2013-3, Class B,
1.673%, 09/25/2043 (P)	993,000	970,967
Series 2013-5, Class A2,
0.573%, 10/26/2020 (P)	1,553,000	1,554,890
Series 2013-6, Class A2,
0.673%, 02/25/2021 (P)	864,000	864,429
Series 2013-A, Class A1,
0.775%, 08/15/2022 (P) (S)	143,986	144,113
Series 2013-B, Class A1,
0.824%, 07/15/2022 (P) (S)	1,006,934	1,008,434
Series 2014-1, Class A2,
0.553%, 07/26/2021 (P)	1,642,000	1,642,737
Series 2014-2, Class A3,
0.763%, 03/26/2029 (P)	1,433,000	1,437,697
Synchrony Credit Card Master Note Trust,
Series 2012-5, Class A
0.950%, 06/15/2018	3,273,000	3,275,710
Trade Maps 1, Ltd., Series 2013-1A, Class A
0.875%, 12/10/2018 (P) (S)	2,120,000	2,118,798
TOTAL ASSET BACKED SECURITIES (Cost $154,717,163)		$155,369,046

SECURITIES LENDING COLLATERAL - 0.0%
John Hancock
Collateral Trust, 0.1102% (W) (Y)	12,039	120,446
TOTAL SECURITIES LENDING
COLLATERAL (Cost $120,446)		$120,446

SHORT-TERM INVESTMENTS - 3.5%
Money market funds - 3.5%
State Street Institutional Liquid Reserves
Fund, 0.0986% (Y)	$35,775,420	35,775,420
TOTAL SHORT-TERM INVESTMENTS (Cost $35,775,420)		$35,775,420
Total Investments (Core Bond Trust)
(Cost $1,098,586,356) - 110.3%		$1,116,269,781
Other assets and liabilities, net - (10.3%)		(104,065,593)
TOTAL NET ASSETS - 100.0%		$1,012,204,188

Core Strategy Trust

	Shares or Principal Amount	Value
COMMON STOCKS - 0.0%
Consumer discretionary - 0.0%
Household durables - 0.0%
Urbi Desarrollos Urbanos SAB de CV (I)	6,600	$679
Consumer staples - 0.0%
Food products - 0.0%
Chaoda Modern Agriculture Holdings, Ltd. (I)	28,480	1,618
Financials - 0.0%
Banks - 0.0%
Irish Bank Resolution Corp., Ltd. (I)	3,621	0
Diversified financial services - 0.0%
SNS REAAL NV (I)	1,920	0
		0
Health care - 0.0%
Health care providers and services - 0.0%
Medcath Corp. (I)	500	685
Industrials - 0.0%
Airlines - 0.0%
Virgin Australia Holdings, Ltd. (I)	16,061	61
Metals and mining - 0.0%
China Metal Recycling Holdings, Ltd. (I)	7,800	0
		61
Materials - 0.0%
Metals and mining - 0.0%
Timminco, Ltd. (I)	300	0
TOTAL COMMON STOCKS (Cost $100,246)		$3,043

INVESTMENT COMPANIES - 100.0%
John Hancock Variable Insurance Trust (G) - 100.0%
Bond, Series NAV (John Hancock) (A)(1)	84,856,247	1,179,501,839
Strategic Equity Allocation, Series NAV
(John Hancock) (A)(1)	158,522,923	2,786,832,814
TOTAL INVESTMENT COMPANIES (Cost $3,727,498,481)		$3,966,334,653
Total Investments (Core Strategy Trust)
(Cost $3,727,598,727) - 100.0%		$3,966,337,696
Other assets and liabilities, net - 0.0%		447,437
TOTAL NET ASSETS - 100.0%		$3,966,785,133

Emerging Markets Value Trust

	Shares or Principal Amount	Value
COMMON STOCKS - 97.4%
Australia - 0.0%
MMG, Ltd. (L)	908,000	$299,482
		299,482
Brazil - 4.8%
Banco ABC Brasil SA (I)	2,049	7,255
Banco Alfa de Investimento SA	35,100	65,547
Banco do Brasil SA	476,024	3,417,057
Bematech SA	89,350	272,119
BHG SA (I)	12,100	70,972
BM&FBovespa SA	971,988	3,398,783
Brasil Brokers Participacoes SA	24,700	21,128
Brasil Pharma SA (I)	46,300	9,865

The accompanying notes are an integral part of the financial statements.	55

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Brazil (continued)
BrasilAgro (I)	12,800	$35,574
Cia Providencia Industria e Comercio SA (I)	52,100	135,492
Cia Siderurgica Nacional SA	139,521	237,377
Cosan SA Industria e Comercio	37,056	323,821
CR2 Empreendimentos Imobiliarios SA (I)	9,300	7,576
Cyrela Brazil Realty SA Empreendimentos
e Participacoes	114,700	476,187
Direcional Engenharia SA	21,100	41,254
Duratex SA	90,119	245,660
Even Construtora e Incorporadora SA	261,400	362,015
Ez Tec Empreendimentos e Participacoes SA	3,100	19,601
Fertilizantes Heringer SA (I)	15,250	16,007
Fibria Celulose SA (I)	55,198	781,736
Fibria Celulose SA, ADR (I)(L)	180,847	2,555,368
Forjas Taurus SA (I)	1,415	1,862
Gafisa SA	27,961	18,836
Gafisa SA, ADR (L)	77,709	102,576
Gerdau SA	150,629	370,490
Gerdau SA, ADR	419,641	1,342,851
Hypermarcas SA (I)	95,386	588,775
Industrias Romi SA	111,700	85,047
Itau Unibanco Holding SA	1,100	11,091
JBS SA	669,361	2,978,154
JHSF Participacoes SA	21,100	13,222
Kroton Educacional SA	125,549	404,787
Log-in Logistica Intermodal SA (I)	79,900	84,618
Magnesita Refratarios SA	293,656	215,304
Marfrig Global Foods SA (I)	133,200	168,610
MRV Engenharia e Participacoes SA	180,565	454,305
Paranapanema SA (I)	427,650	395,284
PDG Realty SA Empreendimentos
e Participacoes (I)	875,989	137,236
Petroleo Brasileiro SA	491,818	1,476,278
Petroleo Brasileiro SA, ADR (L)	671,709	4,036,971
Petroleo Brasileiro SA, ADR	961,096	5,853,075
Porto Seguro SA	14,327	160,483
Profarma Distribuidora de
Produtos Farmaceuticos SA	18,400	32,343
QGEP Participacoes SA	47,960	98,879
Rodobens Negocios Imobiliarios SA	63,500	146,636
Rossi Residencial SA (I)	63,866	52,229
Santos Brasil Participacoes SA	8,500	29,083
Sao Carlos Empreendimentos
e Participacoes SA	7,005	67,799
Sao Martinho SA	17,011	206,271
SLC Agricola SA	52,278	286,816
Springs Global Participacoes SA (I)	185,253	46,436
Sul America SA	72,353	322,143
Tecnisa SA	48,022	58,682
Tereos Internacional SA	72,800	17,564
Trisul SA	56,446	54,650
Triunfo Participacoes e Investimentos SA (I)	35,010	36,200
Usinas Siderurgicas de Minas Gerais SA (I)	165,200	1,112,876
Vale SA	1,050,411	5,904,458
Vanguarda Agro SA (I)	170,452	50,203
		39,923,517
Chile - 2.1%
CAP SA	20,760	69,876
Cementos BIO BIO SA	50,384	39,533
Cencosud SA	845,364	2,003,425
Cencosud SA, ADR	7,000	49,210
Cia Sud Americana de Vapores SA (I)	4,643,700	181,063
Corpbanca SA	2,106,495	22,330
Cristalerias de Chile SA	56,213	414,059
Empresas CMPC SA	1,362,742	3,741,267
Empresas COPEC SA	40,760	472,085
Empresas Hites SA	46,731	19,830
Empresas Iansa SA	1,776,092	46,784
Empresas La Polar SA (I)	100,593	2,964
Enersis SA, ADR	421,791	6,858,322
Entel Chile SA	1,962	19,922
Gasco SA	115,904	964,704
Inversiones Aguas Metropolitanas SA	215,464	346,778
Latam Airlines Group SA (I)	93,894	770,698
Latam Airlines Group SA, ADR (I)(L)	14,808	119,352
Masisa SA	5,383,654	164,162
PAZ Corp. SA	126,971	81,528
Ripley Corp. SA	552,472	266,284
Salfacorp SA	138,015	105,196
Sigdo Koppers SA	20,631	30,393
Sociedad Matriz SAAM SA	1,923,287	153,986
Socovesa SA	315,706	77,847
Tech Pack SA (I)	92,995	38,086
Vina Concha y Toro SA	31,425	64,667
Vina San Pedro Tarapaca SA	15,156,902	115,478
		17,239,829
China - 11.4%
361 Degrees International, Ltd.	523,000	149,825
Agile Property Holdings, Ltd. (L)	963,000	580,030
Agricultural Bank of China, Ltd., H Shares	2,936,000	1,453,591
Air China, Ltd., H Shares	614,000	626,429
Aluminum Corp. of China, Ltd., H Shares (I)	1,374,000	685,572
Angang Steel Company, Ltd., H Shares	828,000	609,323
Anhui Tianda Oil Pipe Company, Ltd.,
H Shares	135,000	26,349
Asia Cement China Holdings Corp.	265,500	143,173
AVIC International Holdings, Ltd., H Shares (I)	152,000	114,581
Bank of China, Ltd., H Shares	29,072,694	16,806,221
Bank of Communications Company, Ltd.,
H Shares	3,346,876	2,876,465
Baoye Group Company, Ltd., H Shares	376,000	225,698
BBMG Corp., H Shares	527,500	487,372
Beijing Capital International Airport
Company, Ltd., H Shares	1,010,000	986,307
Beijing Capital Land, Ltd., H Shares	1,184,000	731,613
Beijing North Star Company, Ltd., H Shares	866,000	284,845
BYD Electronic International Company, Ltd	354,500	447,788
Central China Real Estate, Ltd.	531,732	134,439
China Aoyuan Property Group, Ltd.	1,387,000	247,186
China Automation Group, Ltd.	388,000	45,538
China CITIC Bank Corp., Ltd., H Shares	1,600,775	1,206,818
China Coal Energy Company, Ltd., H Shares	2,185,000	1,205,458
China Communications Construction
Company, Ltd., H Shares	1,874,555	2,641,343
China Communications Services Corp., Ltd.,
H Shares	787,200	349,182
China Construction Bank Corp., H Shares	6,541,000	5,428,946
China Dongxiang Group Company, Ltd.	1,955,000	352,894
China Dredging Environment
Protection Holdings, Ltd. (I)	116,000	28,180
China Everbright Bank Company, Ltd.,
H Shares	55,000	30,297
China Great Star International, Ltd. (I)(L)	23,679	56,759
China Huiyuan Juice Group, Ltd. (I)	700,000	234,311
China ITS Holdings Company, Ltd.	528,000	67,590

The accompanying notes are an integral part of the financial statements.	56

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
China Merchants Bank Company, Ltd.,
H Shares	943,144	$2,302,817
China National Building Material
Company, Ltd., H Shares	2,190,000	2,178,586
China National Materials Company, Ltd.,
H Shares	832,000	234,968
China Petroleum & Chemical Corp., ADR	133,175	10,612,716
China Qinfa Group, Ltd.	424,000	14,243
China Railway Construction Corp., Ltd.,
H Shares	907,165	1,352,419
China Railway Group, Ltd., H Shares	1,171,000	1,197,685
China Rare Earth Holdings, Ltd. (I)	1,000,000	159,454
China SCE Property Holdings, Ltd.	535,200	96,716
China Shanshui Cement Group, Ltd. (L)	1,166,000	813,551
China Shipping Container Lines Company, Ltd.,
H Shares (I)	1,808,150	574,062
China Shipping Development Company, Ltd.,
H Shares (I)	530,000	386,871
China Southern Airlines Company, Ltd.,
H Shares	778,000	562,023
China Taifeng Beddings Holdings, Ltd.	204,000	28,419
China Tontine Wines Group, Ltd. (I)	248,000	8,653
China Yurun Food Group, Ltd. (I)	835,000	243,414
China ZhengTong Auto Services Holdings, Ltd.	277,500	131,578
China Zhongwang Holdings, Ltd. (L)	876,000	391,961
Chongqing Iron & Steel Company, Ltd.,
H Shares (I)	286,000	67,640
Chongqing Machinery & Electric
Company, Ltd., H Shares	632,000	103,233
Chu Kong Petroleum & Natural Gas Steel
Pipe Holdings, Ltd.	312,000	67,213
CNOOC, Ltd.	374,000	527,836
CNOOC, Ltd., ADR	1,103	156,427
Comtec Solar Systems Group, Ltd. (I)	492,000	64,030
Dalian Port PDA Company, Ltd., H Shares	586,000	246,438
Daphne International Holdings, Ltd.	172,000	57,717
Dongyue Group, Ltd.	310,000	111,894
Evergrande Real Estate Group, Ltd. (L)	4,357,000	2,196,267
Evergreen International Holdings, Ltd.	122,000	10,823
Fantasia Holdings Group Company, Ltd.	763,500	91,533
Fosun International, Ltd.	549,500	1,063,189
Fufeng Group, Ltd.	225,200	136,688
GOME Electrical Appliances Holding, Ltd.	2,937,000	423,076
Greenland Hong Kong Holdings, Ltd.	353,625	209,373
Greentown China Holdings, Ltd. (L)	397,000	356,578
Guangshen Railway Company, Ltd., ADR	34,794	804,437
Guangzhou Automobile Group Company, Ltd.,
H Shares	454,415	434,119
Guangzhou R&F Properties Company, Ltd.,
H Shares	736,400	756,734
Guodian Technology & Environment
Group Corp., Ltd., H Shares	219,000	29,353
Harbin Electric Company, Ltd., H Shares	786,000	488,224
Hidili Industry
International Development, Ltd. (I)	1,278,000	97,092
HNA Infrastructure Company, Ltd.	188,000	173,449
Industrial & Commercial Bank of China, Ltd.,
H Shares	12,424,000	9,189,814
Jiangxi Copper Company, Ltd., H Shares	532,000	988,774
Jingwei Textile Machinery, H Shares	16,000	21,412
Kaisa Group Holdings, Ltd.	1,062,000	213,697
KWG Property Holding, Ltd.	1,059,013	751,323
Leoch International Technology, Ltd. (I)	102,000	13,277
Lianhua Supermarket Holdings Company, Ltd.,
H Shares	114,000	58,276
Lingbao Gold Company, Ltd., H Shares	68,000	10,944
Lonking Holdings, Ltd.	1,208,000	246,497
Maanshan Iron & Steel Company, Ltd.,
H Shares (I)	1,652,000	475,563
Maoye International Holdings, Ltd.	1,161,000	184,318
Metallurgical Corp. of China, Ltd., H Shares	1,457,000	535,612
O-Net Communications Group, Ltd.	244,000	65,225
Parkson Retail Group, Ltd.	807,000	174,877
Peak Sport Products Company, Ltd.	429,000	121,809
Powerlong Real Estate Holdings, Ltd.	748,000	125,562
Qunxing Paper Holdings Company, Ltd. (I)	634,371	168,890
Renhe Commercial
Holdings Company, Ltd. (I)(L)	6,306,000	296,557
Sany Heavy Equipment International
Holdings Company, Ltd. (L)	451,000	102,825
Semiconductor
Manufacturing International Corp. (I)	2,946,000	286,152
Semiconductor Manufacturing
International Corp., ADR (I)	127,896	604,948
Shandong Chenming Paper Holdings, Ltd.,
H Shares	335,500	186,338
Shanghai Jin Jiang International Hotels Group
Company, Ltd., H Shares	254,000	81,789
Shanghai Prime Machinery Company, Ltd.,
H Shares	962,000	200,173
Shengli Oil & Gas Pipe Holdings, Ltd.	268,500	12,781
Shui On Land, Ltd.	3,828,961	903,723
Sijia Group Company (I)	93,000	16,434
Sino-Ocean Land Holdings, Ltd.	2,989,651	1,808,540
Sinotrans, Ltd., H Shares	897,000	515,623
Sinotruk Hong Kong, Ltd.	818,000	488,467
SOHO China, Ltd.	1,833,500	1,248,781
Sunac China Holdings, Ltd.	640,000	555,261
Tiangong International Company, Ltd. (L)	624,000	101,443
Tianneng Power International, Ltd.	592,000	198,227
Tonly Electronics Holdings, Ltd.	2,280	1,725
TravelSky Technology, Ltd., H Shares	417,500	480,602
Weiqiao Textile Company, H Shares	596,500	350,280
West China Cement, Ltd.	1,894,000	285,698
Winsway Enterprises Holdings, Ltd. (I)	1,112,000	33,631
Xiamen International Port Company, Ltd.,
H Shares	1,320,000	374,725
Xingda International Holdings, Ltd.	607,000	166,372
Xinhua Winshare Publishing and Media
Company, Ltd., H Shares	588,000	572,933
Xinjiang Xinxin Mining Industry
Company, Ltd., H Shares (I)	903,000	164,328
XTEP International Holdings, Ltd.	47,000	14,636
Yanzhou Coal Mining Company, Ltd., H Shares	932,000	791,408
Yuanda China Holdings, Ltd.	830,000	61,045
Yuzhou Properties Company, Ltd.	325,080	77,156
Zhejiang Glass Company, Ltd., H Shares (I)	162,000	0
Zhong An Real Estate, Ltd.	801,600	88,017
Zoomlion Heavy Industry Science and
Technology Company, Ltd., H Shares	790,400	545,266
		94,189,376
Colombia - 0.3%
Cementos Argos SA	12,272	40,262
Ecopetrol SA	272,699	207,146
Grupo Argos SA	50,560	323,584
Grupo de Inversiones Suramericana SA	105,279	1,358,909

The accompanying notes are an integral part of the financial statements.	57

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Colombia (continued)
Grupo Nutresa SA	17,757	$156,398
		2,086,299
Czech Republic - 0.5%
CEZ AS	100,718	2,461,949
Pegas Nonwovens SA	16,895	460,876
Unipetrol AS (I)	189,925	935,396
		3,858,221
Greece - 0.1%
Alpha Bank AE (I)	763,430	226,139
Bank of Greece	1,882	19,372
Ellaktor SA (I)	80,249	152,942
GEK Terna Holding Real
Estate Construction SA (I)	57,356	106,475
Hellenic Petroleum SA	50,445	192,163
Intracom Holdings SA (I)	102,565	45,855
Marfin Investment Group Holdings SA (I)	448,897	62,984
Mytilineos Holdings SA (I)	54,223	324,309
Piraeus Bank SA (I)	16,371	6,318
		1,136,557
Hong Kong - 3.7%
AMVIG Holdings, Ltd.	494,000	220,049
Anxin-China Holdings, Ltd.	1,648,000	81,871
Asian Citrus Holdings, Ltd.	499,000	40,506
C C Land Holdings, Ltd.	1,048,084	194,481
Carrianna Group Holdings Company, Ltd.	182,675	23,832
Chaoda Modern Agriculture Holdings, Ltd. (I)	3,056,474	173,470
Chigo Holding, Ltd. (I)	2,796,000	51,557
China Aerospace International Holdings, Ltd.	1,971,200	258,789
China Agri-Industries Holdings, Ltd.	1,232,300	477,363
China Everbright, Ltd.	252,000	656,768
China Fiber Optic Network System Group, Ltd.	334,000	90,368
China Glass Holdings, Ltd.	238,000	26,383
China High Precision
Automation Group, Ltd. (I)	18,000	2,879
China High Speed Transmission Equipment
Group Company, Ltd. (I)	861,000	595,136
China Lumena New Materials Corp. (I)(L)	2,036,000	328,275
China Merchants Land, Ltd. (L)	942,000	143,524
China New Town
Development Company, Ltd. (I)	1,505,165	66,739
China Ocean Resources Company, Ltd. (I)(L)	22,990	77,369
China Oceanwide Holdings, Ltd. (L)	732,000	93,164
China Precious Metal Resources
Holdings Company, Ltd. (I)(L)	1,726,000	142,114
China Properties Group, Ltd. (I)	724,000	116,709
China Resources Enterprise, Ltd.	60,000	117,639
China South City Holdings, Ltd.	556,000	182,078
China Tianyi Holdings, Ltd. (I)	248,000	31,716
China Travel International Investment
Hong Kong, Ltd.	3,106,000	1,011,402
China Unicom Hong Kong, Ltd.	1,202,000	1,829,797
China Unicom Hong Kong, Ltd., ADR (L)	151,861	2,317,399
China Vanadium Titano - Magnetite
Mining Company, Ltd.	548,000	48,048
CITIC Resources Holdings, Ltd. (I)	2,644,000	368,156
CITIC, Ltd.	362,130	619,816
Citychamp Watch & Jewellery Group, Ltd.	716,000	75,709
Clear Media, Ltd.	52,000	54,823
Coastal Greenland, Ltd. (I)	780,000	20,228
Concord New Energy Group, Ltd. (I)	390,000	27,025
COSCO International Holdings, Ltd.	925,625	431,208
COSCO Pacific, Ltd.	1,143,265	1,497,555
DaChan Food Asia, Ltd. (I)	612,000	63,951
Dah Chong Hong Holdings, Ltd.	432,000	212,871
Dynasty Fine Wines Group, Ltd. (I)	330,000	61,295
Franshion Properties China, Ltd.	2,908,000	881,888
Global Bio-Chem Technology
Group Company, Ltd. (I)	2,520,000	68,381
Global Sweeteners Holdings, Ltd. (I)	148,000	6,576
Glorious Property Holdings, Ltd. (I)	2,284,000	312,676
Golden Meditech Holdings, Ltd.	630,364	92,629
Goldlion Holdings, Ltd.	261,000	115,102
Heng Tai Consumables Group, Ltd. (I)	2,800,634	31,488
Hengdeli Holdings, Ltd. (L)	968,000	179,788
HKC Holdings, Ltd. (I)	4,298,149	141,387
Hopson Development Holdings, Ltd. (I)	794,000	572,991
Inspur International, Ltd.	488,000	110,359
Ju Teng International Holdings, Ltd.	528,000	308,196
Kingboard Chemical Holdings, Ltd.	660,630	1,045,485
Kingboard Laminates Holdings, Ltd.	546,500	221,863
Lai Fung Holdings, Ltd.	9,146,216	169,625
Loudong General Nice Resources
China Holdings, Ltd. (I)	590,400	45,012
MIE Holdings Corp.	644,000	65,590
Min Xin Holdings, Ltd.	116,000	88,066
Mingyuan Medicare
Development Company, Ltd. (I)	1,300,000	38,573
Minmetals Land, Ltd.	798,000	93,628
Nan Hai Corp., Ltd. (I)	27,150,000	139,524
New World China Land, Ltd.	2,143,200	1,370,716
New World Department Store China, Ltd.	175,000	43,565
Nine Dragons Paper Holdings, Ltd.	1,124,000	702,844
Poly Property Group Company, Ltd.	1,420,453	690,446
Pou Sheng International Holdings, Ltd. (I)	1,036,000	70,901
Prosperity International Holdings HK, Ltd. (I)	1,320,000	38,173
Qingling Motors Company, Ltd.	1,014,000	370,116
Real Nutriceutical Group, Ltd.	613,000	175,627
REXLot Holdings, Ltd.	14,231	1,063
Rotam Global Agrosciences, Ltd.	7,854	11,582
Samson Holding, Ltd.	529,548	73,109
Shanghai Industrial Holdings, Ltd.	426,000	1,313,137
Shanghai Industrial Urban
Development Group, Ltd. (I)	775,000	141,783
Shanghai Zendai Property, Ltd. (I)	2,530,000	80,509
Shenzhen International Holdings, Ltd.	652,967	984,681
Shenzhen Investment, Ltd.	2,433,506	901,628
Shimao Property Holdings, Ltd.	189,000	396,578
Shougang Concord International
Enterprises Company, Ltd. (I)	4,306,000	194,181
Shougang Fushan Resources Group, Ltd.	2,202,000	448,521
Silver Grant International Industries, Ltd.	1,072,000	152,321
SIM Technology Group, Ltd. (I)	975,000	50,268
Sino Oil and Gas Holdings, Ltd. (I)	6,490,000	148,801
Sinofert Holdings, Ltd.	1,934,000	392,134
Sinolink Worldwide Holdings, Ltd. (I)	2,292,000	180,372
Sinotrans Shipping, Ltd.	842,000	195,431
Skyworth Digital Holdings, Ltd.	831,825	653,376
SMI Holdings Group, Ltd.	1,280,000	52,832
Solargiga Energy Holdings, Ltd. (I)	354,000	14,847
SRE Group, Ltd.	3,206,857	81,995
TCC International Holdings, Ltd.	696,000	253,212
TCL Multimedia Technology Holdings, Ltd.	325,200	261,554
Tian An China Investment Company, Ltd.	707,000	442,207
Tianjin Port Development Holdings, Ltd.	942,000	202,823

The accompanying notes are an integral part of the financial statements.	58

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Tomson Group, Ltd.	408,805	$97,526
TPV Technology, Ltd.	583,684	133,517
V1 Group, Ltd. (I)	719,400	56,430
Yanchang Petroleum International, Ltd. (I)	2,560,000	95,775
Yuexiu Property Company, Ltd.	6,827,542	1,339,714
		30,375,184
Hungary - 0.2%
Danubius Hotel and Spa PLC (I)	2,668	53,628
MOL Hungarian Oil & Gas PLC	8,364	362,155
OTP Bank PLC	46,709	881,800
		1,297,583
India - 9.7%
Aarti Industries	51,087	283,103
Aban Offshore, Ltd.	15,263	103,517
ABG Shipyard, Ltd. (I)	8,406	30,248
Adani Enterprises, Ltd.	164,157	1,612,896
Adani Power, Ltd. (I)	124,232	93,794
Aditya Birla Nuvo, Ltd.	55,261	1,471,402
Allahabad Bank (I)	149,395	236,634
Alok Industries, Ltd. (I)	568,576	67,295
Amtek Auto, Ltd.	126,615	293,131
Amtek India, Ltd.	21,314	18,725
Anant Raj, Ltd.	54,720	34,622
Andhra Bank	157,154	198,671
Apollo Tyres, Ltd.	226,563	608,796
Arvind, Ltd.	118,136	493,770
Ashok Leyland, Ltd.	722,040	844,509
Atul, Ltd.	3,642	64,637
Bajaj Finance, Ltd.	9,747	642,352
Bajaj Finserv, Ltd.	14,693	331,980
Bajaj Hindusthan Sugar, Ltd. (I)	306,648	70,831
Bajaj Holdings & Investment, Ltd.	48,696	1,009,615
Ballarpur Industries, Ltd.	403,880	87,446
Balmer Lawrie & Company, Ltd.	8,925	80,566
Balrampur Chini Mills, Ltd. (I)	190,941	152,033
Bank of Baroda	417,615	1,103,420
Bank of India (I)	114,231	355,903
Bank of Maharashtra (I)	152,501	90,544
BEML, Ltd.	14,453	256,020
BGR Energy Systems, Ltd.	7,989	15,078
Bharat Heavy Electricals, Ltd.	379,212	1,435,386
Bharti Airtel, Ltd.	191,919	1,207,239
Bhushan Steel, Ltd.	41,175	43,111
Birla Corp., Ltd.	41,435	267,636
Bombay Burmah Trading Company	4,912	34,562
Bombay Dyeing &
Manufacturing Company, Ltd.	60,098	60,951
Cairn India, Ltd.	500,316	1,720,395
Canara Bank	85,172	500,222
Central Bank of India (I)	54,446	92,515
Century Textiles & Industries, Ltd.	34,929	356,078
Chambal Fertilizers & Chemicals, Ltd.	88,262	95,596
City Union Bank, Ltd.	185,947	287,323
Claris Lifesciences, Ltd. (I)	3,599	14,888
Corp. Bank	58,450	48,396
Cox & Kings, Ltd.	28,668	148,264
Crompton Greaves, Ltd.	11,838	31,385
Dalmia Bharat, Ltd.	12,925	87,548
DB Realty, Ltd. (I)	35,138	37,396
DCB Bank, Ltd. (I)	121,079	214,148
DCM Shriram, Ltd.	39,804	69,103
Deepak Fertilisers & Petrochemicals Corp., Ltd.	28,839	63,499
DEN Networks, Ltd. (I)	8,545	16,589
Dena Bank	77,102	62,678
DLF, Ltd.	277,078	696,056
Edelweiss Financial Services, Ltd.	304,550	311,278
EID Parry India, Ltd.	80,296	224,687
EIH, Ltd.	25,377	43,441
Electrosteel Castings, Ltd.	89,970	27,403
Eros International Media, Ltd. (I)	10,300	66,032
Escorts, Ltd.	44,637	90,440
Essar Oil, Ltd. (I)	44,458	77,459
Essar Ports, Ltd.	31,778	62,545
Essel Propack, Ltd.	37,352	74,470
Federal Bank, Ltd.	775,371	1,635,457
Financial Technologies India, Ltd.	12,955	39,328
Finolex Cables, Ltd.	54,200	245,687
Finolex Industries, Ltd.	23,537	106,617
Firstsource Solutions, Ltd. (I)	137,281	67,740
Fortis Healthcare, Ltd. (I)	83,364	219,334
GAIL India, Ltd.	208,331	1,296,273
Gateway Distriparks, Ltd.	10,919	71,329
Graphite India, Ltd.	75,117	99,648
Grasim Industries, Ltd.	28,107	1,775,159
GTL Infrastructure, Ltd. (I)	100,276	3,195
Gujarat Alkalies & Chemicals, Ltd.	24,028	61,578
Gujarat Fluorochemicals, Ltd.	11,921	134,685
Gujarat Mineral Development Corp., Ltd.	56,366	101,510
Gujarat Narmada Valley Fertilizers
& Chemicals, Ltd.	66,143	71,680
Gujarat NRE Coke, Ltd. (I)	28,495	2,370
Gujarat State Fertilisers & Chemicals, Ltd.	105,690	140,107
Gujarat State Petronet, Ltd.	109,920	216,033
HCL Infosystems, Ltd. (I)	72,447	59,825
HEG, Ltd.	12,877	45,263
HeidelbergCement India, Ltd. (I)	4,823	5,717
Hexa Tradex, Ltd. (I)	32,971	12,472
Hindalco Industries, Ltd.	711,333	1,461,938
Hinduja Ventures, Ltd.	5,620	36,689
Hindustan Construction Company, Ltd. (I)	182,894	94,881
Hotel Leela Venture, Ltd. (I)	112,448	33,510
Housing Development & Infrastructure, Ltd. (I)	220,761	357,225
HSIL, Ltd.	5,997	42,585
HT Media, Ltd.	10,959	21,486
ICICI Bank, Ltd.	1,213,894	6,132,192
IDBI Bank, Ltd.	267,194	302,091
Idea Cellular, Ltd.	155,796	455,853
IDFC, Ltd.	119,156	323,265
IFCI, Ltd.	181,420	96,612
IIFL Holdings, Ltd.	213,160	604,557
IL&FS Transportation Networks, Ltd.	10,458	32,510
Indiabulls Housing Finance, Ltd.	166,834	1,480,494
Indian Bank	70,234	195,835
Indian Hotels Company, Ltd.	275,375	515,476
Indian Overseas Bank	220,666	149,442
ING Vysya Bank, Ltd.	16,192	241,918
Ingersoll-Rand India, Ltd.	13,868	225,557
Intellect Design Arena, Ltd. (I)	46,452	79,433
Jain Irrigation Systems, Ltd.	143,549	141,177
Jaiprakash Associates, Ltd. (I)	796,755	316,672
Jaypee Infratech, Ltd. (I)	123,242	33,380
JB Chemicals & Pharmaceuticals, Ltd.	20,800	66,237
JBF Industries, Ltd.	8,304	27,959
Jindal Saw, Ltd.	152,797	161,330
Jindal Steel & Power, Ltd.	339,474	845,093

The accompanying notes are an integral part of the financial statements.	59

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
JK Cement, Ltd.	8,306	$89,237
JK Lakshmi Cement, Ltd.	13,182	75,577
JM Financial, Ltd.	124,021	94,676
JSW Energy, Ltd.	408,574	774,679
JSW Steel, Ltd.	93,372	1,351,390
Jubilant Life Sciences, Ltd.	53,395	130,981
Kalpataru Power Transmission, Ltd.	20,383	70,557
KEC International, Ltd.	41,793	53,236
Kesoram Industries, Ltd. (I)	57,260	107,045
KRBL, Ltd.	6,060	16,044
Mahanagar Telephone Nigam, Ltd. (I)	22,519	6,600
Maharashtra Seamless, Ltd.	38,253	120,367
Mahindra & Mahindra, Ltd.	9,477	179,446
Mahindra Lifespace Developers, Ltd.	10,600	78,998
Max India, Ltd.	4,595	31,976
McLeod Russel India, Ltd.	48,101	184,095
Mercator, Ltd.	150,335	40,322
MOIL, Ltd.	3,305	14,503
Mphasis, Ltd.	13,246	82,555
MRF, Ltd.	748	461,210
Nagarjuna Fertilizers & Chemicals, Ltd. (I)	138,250	23,397
Nagarjuna Oil Refinery, Ltd. (I)	125,682	8,244
National Aluminium Company, Ltd.	108,688	81,073
Nava Bharat Ventures, Ltd.	1,614	4,584
NCC, Ltd.	263,914	468,915
NIIT Technologies, Ltd.	11,765	65,399
NIIT, Ltd.	19,897	11,393
Noida Toll Bridge Company, Ltd.	14,396	7,705
Oberoi Realty, Ltd.	5,055	22,894
Omaxe, Ltd.	57,500	123,088
Orient Cement, Ltd.	58,165	166,685
Oriental Bank of Commerce	82,698	269,684
Parsvnath Developers, Ltd. (I)	76,316	22,332
Peninsula Land, Ltd.	39,087	17,316
Petronet LNG, Ltd.	47,029	129,423
Piramal Enterprises, Ltd.	52,252	727,917
Plethico Pharmaceuticals, Ltd. (I)	7,219	2,985
Polaris Consulting & Services, Ltd.	46,452	122,398
Polyplex Corp., Ltd.	3,400	10,247
Praj Industries, Ltd.	42,222	42,099
Prism Cement, Ltd. (I)	42,974	68,750
PTC India Financial Services, Ltd.	29,410	26,062
PTC India, Ltd.	233,522	296,050
Punj Lloyd, Ltd. (I)	165,098	77,636
Puravankara Projects, Ltd.	10,348	10,246
Rain Industries, Ltd.	46,818	21,547
Rattanindia Infrastructure, Ltd. (I)	476,680	15,977
Raymond, Ltd.	30,886	218,131
Redington India, Ltd.	37,404	77,918
REI Agro, Ltd. (I)	214,503	2,219
Reliance Communications, Ltd. (I)	345,117	325,804
Reliance Industries, Ltd.	260,778	3,431,164
Reliance Industries, Ltd., GDR (S)	287,121	7,580,368
Reliance Power, Ltd. (I)	578,727	521,966
Rolta India, Ltd.	99,109	256,611
Ruchi Soya Industries, Ltd.	125,412	90,265
Sadbhav Engineering, Ltd.	17,023	89,737
Sesa Sterlite, Ltd.	261,131	797,045
Sesa Sterlite, Ltd., ADR	212,366	2,633,338
Shipping Corp. of India, Ltd. (I)	104,070	77,366
Shree Renuka Sugars, Ltd. (I)	23,731	4,831
Sintex Industries, Ltd.	97,140	187,600
Sobha, Ltd.	40,327	259,240
Srei Infrastructure Finance, Ltd.	247,892	169,390
SRF, Ltd.	24,910	397,161
State Bank of Bikaner & Jaipur	899	8,429
State Bank of India	956,730	4,073,927
State Bank of India, GDR	510	21,573
Sterlite Technologies, Ltd.	72,209	63,365
Strides Arcolab, Ltd.	7,164	136,683
Sundram Fasteners, Ltd.	12,928	36,252
Syndicate Bank	171,937	277,720
Tata Chemicals, Ltd.	96,921	690,667
Tata Communications, Ltd.	1,529	10,352
Tata Global Beverages, Ltd.	430,885	1,025,134
Tata Motors, Ltd.	296,094	2,586,163
Tata Steel, Ltd.	344,558	1,743,091
Tata Steel, Ltd., GDR	743	3,802
The Great Eastern Shipping Company, Ltd.	82,759	483,656
The India Cements, Ltd. (I)	234,560	322,870
The Jammu & Kashmir Bank, Ltd.	332,066	500,425
The Karnataka Bank, Ltd.	146,030	291,037
The Karur Vysya Bank, Ltd.	30,968	270,057
The Lakshmi Vilas Bank, Ltd.	30,751	49,756
The Ramco Cements, Ltd.	36,000	175,650
The South Indian Bank, Ltd.	1,087,021	437,532
Time Technoplast, Ltd.	4,194	3,282
Tube Investments of India, Ltd.	4,492	26,395
TV18 Broadcast, Ltd. (I)	248,227	119,946
UCO Bank	85,194	87,344
Uflex, Ltd.	10,885	20,377
Union Bank of India	169,587	422,629
Unitech, Ltd. (I)	227,324	58,536
UPL, Ltd.	227,990	1,609,465
Usha Martin, Ltd. (I)	154,885	56,377
Uttam Galva Steels, Ltd. (I)	13,863	10,163
Vardhman Textiles, Ltd.	8,101	69,909
Videocon Industries, Ltd. (I)	101,586	253,317
Vijaya Bank	83,311	62,652
Voltas, Ltd.	31,368	140,161
Welspun Corp., Ltd.	55,523	47,853
Welspun Enterprises, Ltd. (I)	2,776	15,698
Wockhardt, Ltd.	7,433	220,180
Zensar Technologies, Ltd.	2,138	22,093
Zuari Agro Chemicals, Ltd.	9,200	33,026
		80,521,899
Indonesia - 3.3%
Adaro Energy Tbk PT	16,373,500	1,186,616
Agung Podomoro Land Tbk PT	5,405,000	181,742
Alam Sutera Realty Tbk PT	10,411,400	441,119
Aneka Tambang Persero Tbk PT	5,436,600	358,930
Asahimas Flat Glass Tbk PT	65,500	38,556
Bakrie and Brothers Tbk PT (I)	121,836,489	465,914
Bakrie Sumatera Plantations Tbk PT (I)	11,376,500	43,493
Bakrie Telecom Tbk PT (I)	24,850,000	95,029
Bakrieland Development Tbk PT (I)	41,455,500	158,530
Bank Bukopin Tbk PT	4,493,500	243,733
Bank Danamon Indonesia Tbk PT	4,079,594	1,598,281
Bank Mandiri Persero Tbk PT	2,434,420	2,321,632
Bank Negara Indonesia Persero Tbk PT	6,062,581	3,347,047
Bank Pan Indonesia Tbk PT (I)	4,924,397	535,556
Bank Pembangunan Daerah Jawa Barat Dan
Banten Tbk PT	2,121,500	162,374
Bank Tabungan Negara Persero Tbk PT	3,842,861	368,331
Barito Pacific Tbk PT (I)	1,893,500	40,470
Benakat Integra Tbk PT	8,689,500	66,466

The accompanying notes are an integral part of the financial statements.	60

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Indonesia (continued)
Berau Coal Energy Tbk PT (I)	2,215,500	$12,367
Berlian Laju Tanker Tbk PT (I)	16,708,166	0
BISI International Tbk PT	1,105,000	110,484
Budi Starch & Sweetener Tbk PT (I)	1,493,000	10,728
Bumi Serpong Damai Tbk PT	2,505,200	408,420
Central Proteinaprima Tbk PT (I)	4,606,400	31,329
Ciputra Development Tbk PT	13,649,600	1,537,487
Ciputra Property Tbk PT	1,844,000	106,259
Ciputra Surya Tbk PT	896,000	210,351
Clipan Finance Indonesia Tbk PT (I)	1,045,000	32,431
Darma Henwa Tbk PT (I)	21,675,000	82,887
Delta Dunia Makmur Tbk PT (I)	3,330,800	33,379
Elnusa Tbk PT	3,143,700	127,105
Energi Mega Persada Tbk PT (I)	39,318,681	264,375
Erajaya Swasembada Tbk PT (I)	1,248,500	83,376
Exploitasi Energi Indonesia Tbk PT (I)	1,289,000	9,771
Gajah Tunggal Tbk PT	2,229,300	225,805
Garuda Indonesia Persero Tbk PT (I)	2,909,563	109,442
Global Mediacom Tbk PT	1,930,800	258,043
Harum Energy Tbk PT	811,700	93,073
Hexindo Adiperkasa Tbk PT	110,000	28,989
Holcim Indonesia Tbk PT	1,143,068	133,637
Indah Kiat Pulp & Paper Corp. Tbk PT	2,423,200	184,238
Indika Energy Tbk PT (I)	1,851,000	61,388
Indo Tambangraya Megah Tbk PT	199,400	257,037
Indofood Sukses Makmur Tbk PT	3,679,000	2,095,053
Intiland Development Tbk PT	4,188,900	183,931
Japfa Comfeed Indonesia Tbk PT	899,770	53,627
Kawasan Industri Jababeka Tbk PT	14,873,529	375,965
Krakatau Steel Persero Tbk PT (I)	658,500	21,549
Lippo Karawaci Tbk PT	17,587,293	1,814,578
Medco Energi Internasional Tbk PT	2,465,000	583,804
MNC Investama Tbk PT	18,575,000	424,722
Modernland Realty Tbk PT	1,877,500	73,131
Multipolar Tbk PT	5,511,400	401,990
Nusantara Infrastructure Tbk PT (I)	3,748,800	54,156
Pabrik Kertas Tjiwi Kimia Tbk PT	145,000	8,972
Pan Brothers Tbk PT	344,000	12,468
Panin Financial Tbk PT (I)	19,315,500	498,220
Paninvest Tbk PT (I)	1,627,000	98,000
Perusahaan Perkebunan London Sumatra
Indonesia Tbk PT	3,514,500	464,132
Petrosea Tbk PT	210,500	12,627
Ramayana Lestari Sentosa Tbk PT	1,938,400	111,005
Salim Ivomas Pratama Tbk PT	4,190,100	224,047
Sampoerna Agro PT	703,500	101,203
Semen Baturaja Persero TBK PT	600,000	16,048
Sentul City Tbk PT (I)	19,986,000	184,673
Sigmagold Inti Perkasa Tbk PT (I)	1,846,000	64,941
Sri Rejeki Isman Tbk PT	426,600	7,474
Surya Semesta Internusa Tbk PT	3,749,600	326,178
Suryainti Permata Tbk PT (I)	1,446,000	0
Tiga Pilar Sejahtera Food Tbk	1,253,300	200,597
Timah Persero Tbk PT	4,287,660	311,470
Trias Sentosa Tbk PT	2,019,500	50,214
Trimegah Securities Tbk PT (I)	870,700	3,932
Truba Alam Manunggal Engineering PT (I)	11,991,500	12,840
Tunas Baru Lampung Tbk PT	1,620,000	79,835
Tunas Ridean Tbk PT	2,272,500	126,006
United Tractors Tbk PT	1,086,200	1,807,612
Vale Indonesia Tbk PT	1,861,600	459,926
Visi Media Asia Tbk PT (I)	939,500	38,440
XL Axiata Tbk PT	456,600	151,710
		27,521,296
Malaysia - 4.5%
Affin Holdings Bhd	909,390	725,179
AirAsia BHD	1,186,100	761,622
Alliance Financial Group BHD	283,300	366,009
AMMB Holdings BHD	1,721,562	2,952,992
Ann Joo Resources Bhd	252,200	68,771
Benalec Holdings Bhd	293,500	62,117
Berjaya Corp. Bhd	2,315,900	283,916
BIMB Holdings Bhd	106,000	117,588
Boustead Holdings Bhd	519,776	645,496
Boustead Plantations Bhd	120,100	44,381
Bumi Armada BHD	200,500	55,649
Cahya Mata Sarawak Bhd	266,700	323,241
Can-One Bhd	29,200	22,651
DRB-Hicom Bhd	1,194,900	635,511
Eastern & Oriental Bhd	54,560	29,444
ECM Libra Financial Group Bhd (I)	171,861	47,752
Engtex Group Bhd	41,850	11,169
Faber Group Bhd	106,500	94,860
Genting BHD	701,500	1,702,678
Genting Malaysia BHD	1,651,900	1,884,791
Glomac Bhd	462,600	121,758
Goldis Bhd (I)	324,635	209,837
HAP Seng Consolidated Bhd	822,720	1,010,888
Hap Seng Plantations Holdings Bhd	617,500	433,056
Hong Leong Financial Group BHD	272,000	1,242,649
Hong Leong Industries Bhd	25,000	30,205
Hua Yang Bhd	73,066	40,585
Hume Industries Bhd (I)	27,000	25,871
Hwang Capital Malaysia Bhd	105,200	55,033
IJM Corp. BHD	1,302,680	2,530,810
IJM Land Bhd	234,300	221,426
Inch Kenneth Kajang Rubber	106,800	21,119
Insas Bhd	494,969	117,275
Iris Corp. Bhd (I)	146,900	12,242
Iskandar Waterfront City Bhd (I)	59,700	20,141
JAKS Resources Bhd (I)	246,000	36,779
Jaya Tiasa Holdings Bhd	299,826	134,190
JCY International Bhd	265,600	50,491
K&N Kenanga Holdings Bhd (I)	402,145	65,093
Karambunai Corp. Bhd (I)	1,978,300	31,867
Keck Seng Malaysia Bhd	209,400	306,291
Kian Joo Can Factory Bhd	290,000	241,295
Kim Loong Resources Bhd	32,400	24,750
KLCCP Stapled Group	171,400	323,339
KNM Group Bhd (I)	1,152,000	200,162
KSL Holdings Bhd	551,693	322,667
KUB Malaysia Bhd (I)	463,300	51,112
Kulim Malaysia Bhd	848,900	628,075
Kumpulan Fima Bhd	2,300	1,234
Kumpulan Perangsang Selangor Bhd	171,000	69,087
Kwantas Corp. Bhd	56,000	28,456
Land & General Bhd	163,200	21,980
Landmarks Bhd (I)	351,100	119,153
LBS Bina Group Bhd	210,000	85,556
Lion Industries Corp. Bhd (I)	736,100	93,401
Magnum Bhd	165,500	120,105
Mah Sing Group Bhd	241,280	133,957
Malayan Flour Mills Bhd	132,300	53,863
Malaysia Airports Holdings BHD	99,064	187,197
Malaysian Bulk Carriers Bhd	194,100	63,354

The accompanying notes are an integral part of the financial statements.	61

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Malaysia (continued)
Malaysian Pacific Industries Bhd	64,375	$121,544
Malaysian Resources Corp. Bhd	1,062,000	357,949
MBM Resources Bhd	78,650	69,717
Media Prima Bhd	123,300	56,577
Mega First Corp. Bhd	163,700	111,181
MISC BHD	793,500	1,815,337
MK Land Holdings Bhd	632,500	72,494
MKH Bhd	75,100	55,735
MMC Corp. Bhd	1,118,700	764,418
MNRB Holdings Bhd	10,000	9,675
Mudajaya Group Bhd	201,700	78,881
Muhibbah Engineering M Bhd	5,800	3,437
Mulpha International Bhd (I)	2,509,900	263,943
Naim Holdings Bhd	178,300	127,013
NCB Holdings Bhd	4,100	2,734
Oriental Holdings Bhd	499,020	905,847
OSK Holdings Bhd	808,698	477,951
Panasonic Manufacturing Malaysia Bhd	39,700	248,827
Pantech Group Holdings Bhd	86,200	17,083
Parkson Holdings Bhd (I)	188,561	111,502
Perdana Petroleum Bhd	51,820	17,291
PJ Development Holdings Bhd	258,900	106,762
PPB Group BHD	514,200	2,134,908
Press Metal Bhd	151,400	134,984
Protasco Bhd	172,400	74,378
RHB Capital BHD	179,524	383,311
Rimbunan Sawit Bhd (I)	325,600	49,177
Salcon Bhd	432,400	88,517
Sapurakencana Petroleum BHD	94,500	60,097
Scomi Group Bhd (I)	1,708,300	112,868
Selangor Dredging Bhd	302,400	81,667
Selangor Properties Bhd	105,000	155,440
Shangri-La Hotels Malaysia Bhd	96,000	176,126
Shell Refining Company Federation of
Malaya Bhd	152,500	200,114
SHL Consolidated Bhd	171,100	144,838
SP Setia Bhd Group	162,427	151,763
Star Publications Malaysia Bhd	37,400	24,724
Sunway Bhd	1,096,496	1,079,808
Supermax Corp. Bhd	54,000	30,591
Suria Capital Holdings Bhd	237,900	150,211
Symphony Life Bhd	184,452	39,749
Ta Ann Holdings Bhd	333,590	351,040
TA Enterprise Bhd	1,903,200	384,551
TA Global Bhd	1,233,900	106,585
Tan Chong Motor Holdings Bhd	42,500	34,761
Tanjung Offshore Bhd (I)	222,400	31,401
TDM Bhd	974,200	206,253
TH Plantations Bhd	36,880	15,827
TIME dotCom Bhd	312,700	500,823
Tiong NAM Logistics Holdings	48,800	14,880
Tropicana Corp. Bhd	307,700	85,427
UEM Sunrise BHD	346,600	128,853
Unisem M Bhd	601,680	353,764
United Malacca Bhd	97,800	170,254
UOA Development Bhd	299,600	178,981
VS Industry Bhd	150,370	172,526
Wah Seong Corp. Bhd	107,451	35,902
WCT Holdings Bhd	614,635	255,495
Wing Tai Malaysia Bhd	124,000	56,986
WTK Holdings Bhd	347,900	110,726
YNH Property Bhd	644,912	330,077
YTL Corp. BHD	4,987,840	2,249,600
YTL Land & Development Bhd (I)	52,700	11,093
		37,177,140
Mexico - 5.7%
Alfa SAB de CV, Class A (I)	1,293,804	2,616,701
Alpek SAB de CV (I)	142,911	160,024
Arca Continental SAB de CV (I)	81,650	502,099
Axtel SAB de CV (I)(L)	982,700	313,748
Bio Pappel SAB de CV (I)	41,929	57,368
Cemex SAB de CV, ADR (I)	703,809	6,665,063
Cia Minera Autlan SAB de CV, Series B (I)	72,500	69,489
Coca-Cola Femsa SAB de CV	51,120	407,258
Coca-Cola Femsa SAB de CV, ADR (L)	8,504	679,129
Consorcio ARA SAB de CV (I)	1,104,021	461,773
Controladora Comercial Mexicana SAB de CV	328,408	1,057,769
Corp. Actinver SAB de CV (I)	19,397	20,473
Corp. GEO SAB de CV, Series B (I)	793,874	5,954
Desarrolladora Homex SAB de CV (I)	91,100	3,113
Empresas ICA SAB de CV, ADR (I)(L)	165,566	539,745
Fomento Economico Mexicano SAB de CV (I)	13,507	126,264
Fomento Economico Mexicano SAB
de CV, ADR (I)	5,203	486,481
Gruma SAB de CV, ADR	4,897	248,817
Grupo Aeromexico SAB de CV (I)	75,581	130,069
Grupo Aeroportuario del Centro Norte
Sab de CV (I)	58,267	284,392
Grupo Aeroportuario del Pacifico SAB
de CV, ADR	67,938	4,452,657
Grupo Aeroportuario del Sureste SAB
de CV, ADR (I)	7,474	1,004,655
Grupo Carso SAB de CV, Series A1	507,570	2,117,662
Grupo Cementos de Chihuahua SAB de CV	35,500	97,748
Grupo Comercial Chedraui SA de CV (I)(L)	155,267	470,173
Grupo Elektra SAB DE CV	18,224	466,642
Grupo Famsa SAB de CV (I)	449,773	318,455
Grupo Financiero Banorte SAB de CV	1,646,277	9,545,136
Grupo Financiero Interacciones SA de CV	43,839	290,162
Grupo Financiero Santander Mexico
SAB de CV	527,604	1,152,161
Grupo Herdez SAB de CV (I)	38,371	98,761
Grupo Industrial Maseca SAB
de CV, Series B (L)	53,900	75,973
Grupo Industrial Saltillo SAB de CV (I)	94,000	198,248
Grupo KUO SAB de CV, Series B	164,000	292,444
Grupo Mexico SAB de CV, Series B	1,307,645	3,856,025
Grupo Sanborns SAB de CV	107,475	175,655
Grupo Simec SAB de CV, Series B (I)	132,644	362,709
Industrias Bachoco SAB de CV, ADR (I)	2,653	132,252
Industrias Bachoco SAB de CV, Series B (I)	28,347	117,748
Industrias CH SAB de CV, Series B (I)	198,791	812,966
Industrias Penoles SAB de CV	13,630	236,688
Maxcom Telecomunicaciones SAB de CV (I)	42,100	5,327
Mexichem SAB de CV	374,502	976,674
Minera Frisco SAB de CV (I)	42,325	45,506
OHL Mexico SAB de CV (I)(L)	575,989	1,088,653
Organizacion Cultiba SAB de CV	18,915	24,131
Organizacion Soriana SAB de CV	1,446,279	3,662,750
Qualitas Controladora SAB de CV (I)	123,817	224,037
TV Azteca SAB de CV (I)(L)	500,687	187,427
Urbi Desarrollos Urbanos SAB de CV (I)(L)	662,000	68,138
Vitro SAB de CV (I)(L)	7,784	17,024
		47,410,316

The accompanying notes are an integral part of the financial statements.	62

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Philippines - 1.5%
Alliance Global Group, Inc.	903,600	$534,523
Atlas Consolidated Mining
& Development Corp.	348,700	68,906
BDO Unibank, Inc.	92,400	256,059
Cebu Air, Inc.	57,110	108,664
Century Properties Group, Inc.	1,726,673	35,949
Cosco Capital, Inc.	293,300	58,898
Empire East Land Holdings, Inc. (I)	2,990,000	59,560
Filinvest Development Corp.	211,875	21,531
Filinvest Land, Inc.	17,657,500	711,016
First Philippine Holdings Corp.	406,050	872,072
JG Summit Holdings, Inc.	758,350	1,229,283
Lopez Holdings Corp.	2,984,500	570,541
LT Group, Inc.	534,100	194,416
Megaworld Corp.	11,964,800	1,451,228
Metropolitan Bank & Trust Company	239,618	522,014
Pepsi-Cola Products Philippines, Inc. (I)	130,000	11,864
Petron Corp.	369,500	82,151
Philippine National Bank (I)	416,530	721,441
Philtown Properties, Inc. (I)	3,844	132
Rizal Commercial Banking Corp.	602,800	606,943
Robinsons Land Corp.	2,512,500	1,729,388
San Miguel Corp.	687,930	1,037,544
San Miguel Pure Foods Company, Inc.	7,670	35,013
Top Frontier Investment Holdings, Inc. (I)	74,514	171,436
Trans-Asia Oil & Energy Development Corp.	1,023,000	50,268
Union Bank of the Philippines (I)	354,090	547,972
Vista Land & Lifescapes, Inc.	5,803,000	1,115,198
		12,804,010
Poland - 2.2%
Agora SA (I)	72,582	195,095
Asseco Poland SA	65,833	1,024,275
Bank Millennium SA	236,982	414,701
Bioton SA (I)	45,462	67,957
Ciech SA	31,907	456,326
ComArch SA	1,802	56,614
Enea SA	115,475	503,005
Farmacol SA (I)	10,785	172,084
Firma Oponiarska Debica SA	7,423	149,896
Getin Holding SA (I)(L)	169,278	92,764
Grupa Azoty SA	12,877	275,177
Grupa Kety SA	15,874	1,254,754
Grupa Lotos SA (I)	93,995	671,019
Hawe SA (I)	38,497	20,677
Impexmetal SA (I)	98,393	79,086
Jastrzebska Spolka Weglowa SA (L)	15,280	69,609
KGHM Polska Miedz SA	91,148	2,880,653
Kopex SA (I)	61,117	165,839
LC Corp. SA (I)	155,767	81,437
MCI Management SA (I)	32,259	101,944
Netia SA	309,487	481,722
Orbis SA	45,854	564,454
PGE Polska Grupa Energetyczna SA	728,146	4,000,486
Polimex-Mostostal SA (I)	283,029	5,228
Polnord SA (I)	19,758	47,942
Polski Koncern Miesny Duda SA (I)	2,666	4,788
Polski Koncern Naftowy Orlen SA	219,318	3,423,739
Sygnity SA (I)	6,918	24,072
Tauron Polska Energia SA	944,969	1,098,366
		18,383,709
Russia - 2.3%
Gazprom OAO, ADR	3,313,718	15,598,600
Lukoil OAO, ADR	44,694	2,065,680
Magnitogorsk Iron & Steel Works OJSC, GDR	98,730	326,001
RusHydro JSC, ADR	730,848	707,340
VTB Bank OSJC, GDR	21,612	43,426
		18,741,047
South Africa - 9.2%
Adcorp Holdings, Ltd.	64,690	169,576
Aeci, Ltd.	55,858	553,252
African Bank Investments, Ltd.	690,372	17,645
African Rainbow Minerals, Ltd.	107,152	871,498
Allied Electronics Corp., Ltd., A Shares	62,999	72,239
Anglo American Platinum, Ltd. (I)	17,076	418,030
AngloGold Ashanti, Ltd., ADR (L)	430,478	4,020,665
ArcelorMittal South Africa, Ltd. (I)	138,452	215,717
Astral Foods, Ltd.	2,792	41,371
Aveng, Ltd. (I)(L)	442,348	410,275
Barclays Africa Group, Ltd.	337,639	5,145,689
Barloworld, Ltd.	258,439	1,972,006
Basil Read Holdings, Ltd. (I)	48,073	10,529
Bell Equipment, Ltd. (I)	18,600	13,542
Blue Label Telecoms, Ltd.	263,306	188,658
Business Connexion Group, Ltd.	100,096	51,381
Caxton and CTP Publishers and Printers, Ltd.	185,300	261,034
Clover Industries, Ltd.	61,156	91,146
Consolidated Infrastructure Group, Ltd. (I)	11,072	23,643
DataTec, Ltd.	259,679	1,284,258
DRDGOLD, Ltd. (L)	348,805	60,966
Eqstra Holdings, Ltd.	216,889	80,837
Exxaro Resources, Ltd. (L)	83,396	688,616
Gold Fields, Ltd., ADR	784,509	3,145,881
Grindrod, Ltd.	529,374	758,805
Group Five, Ltd.	94,236	195,499
Harmony Gold Mining Company, Ltd., ADR (I)	319,915	556,652
Hudaco Industries, Ltd.	16,112	150,288
Hulamin, Ltd.	112,965	78,916
Iliad Africa, Ltd.	124,370	79,246
Illovo Sugar, Ltd. (I)	33,020	64,690
Impala Platinum Holdings, Ltd.	361,816	1,749,577
Imperial Holdings, Ltd.	34,693	550,043
Investec, Ltd.	204,830	1,695,042
JD Group, Ltd.	234,391	514,692
KAP Industrial Holdings, Ltd.	146,538	64,412
Lewis Group, Ltd. (L)	97,828	623,017
Liberty Holdings, Ltd.	126,115	1,743,535
Merafe Resources, Ltd.	2,077,434	135,422
Metair Investments, Ltd.	50,105	138,624
MMI Holdings, Ltd.	958,249	2,593,962
Mondi, Ltd.	128,994	2,467,208
Mpact, Ltd.	137,231	486,866
Murray & Roberts Holdings, Ltd.	221,422	249,984
Nedbank Group, Ltd.	173,000	3,388,293
Northam Platinum, Ltd. (I)	179,486	678,452
Nu-World Holdings, Ltd.	19,436	41,549
Omnia Holdings, Ltd.	42,258	600,837
Peregrine Holdings, Ltd.	96,580	207,496
Petmin, Ltd.	203,836	22,619
PSG Group, Ltd.	25,135	342,705
Raubex Group, Ltd.	77,675	115,980
RCL Foods, Ltd.	8,530	12,105
Reunert, Ltd.	25,410	125,556
Royal Bafokeng Platinum, Ltd. (I)	27,825	118,787
Sappi, Ltd. (I)	331,201	1,337,281
Sappi, Ltd., ADR (I)	156,861	627,444

The accompanying notes are an integral part of the financial statements.	63

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
South Africa (continued)
Sasol, Ltd.	233,234	$7,874,821
Sasol, Ltd., ADR	63,922	2,175,905
Sibanye Gold, Ltd., ADR	176,508	1,505,613
Standard Bank Group, Ltd.	757,875	10,473,012
Stefanutti Stocks Holdings, Ltd. (I)	60,065	26,172
Steinhoff International Holdings, Ltd.	1,237,682	7,746,391
Super Group, Ltd. (I)	216,023	618,339
Telkom SA SOC, Ltd. (I)	257,345	1,678,540
Telkom SA SOC, Ltd., ADR (I)	3,000	78,150
Tiger Wheels, Ltd. (I)	32,678	0
Times Media Group, Ltd.	59,281	100,341
Tongaat Hulett, Ltd.	75,607	839,563
Trencor, Ltd.	100,698	511,116
Value Group, Ltd.	178,661	59,757
Wilson Bayly Holmes-Ovcon, Ltd.	6,542	60,722
Zeder Investments, Ltd.	224,532	154,352
		76,226,832
South Korea - 15.0%
Asia Cement Company, Ltd.	148	16,260
ASIA Holdings Company, Ltd.	1,916	289,088
Asia Paper Manufacturing Company, Ltd.	1,600	48,006
AUK Corp. (I)	19,670	53,085
Bookook Securities Company, Ltd.	4,950	80,598
BS Financial Group, Inc.	52,142	713,056
BYC Company, Ltd.	240	65,815
CammSys Corp. (I)	15,682	28,425
Chosun Refractories Company, Ltd.	1,708	173,206
Cosmochemical Company, Ltd. (I)	3,570	16,690
Dae Dong Industrial Company, Ltd.	9,000	83,872
Dae Han Flour Mills Company, Ltd.	1,112	186,302
Daechang Company, Ltd. (L)	43,270	41,460
Daeduck Electronics Company	6,800	58,890
Daeduck GDS Company, Ltd.	12,540	153,682
Daegu Department Store (I)	8,430	130,636
Daehan Steel Company, Ltd.	9,250	52,043
Daekyo Company, Ltd.	44,550	274,697
Daelim Industrial Company, Ltd.	16,627	965,726
Daesang Holdings Company, Ltd.	321	6,972
Daesung Holdings Company, Ltd.	8,110	79,202
Daewoo Securities Company, Ltd.	62,611	727,987
Daewoo Shipbuilding & Marine
Engineering Company, Ltd. (L)	40,069	651,502
Dahaam E-Tec Company, Ltd. (I)	2,630	42,670
Daishin Securities Company, Ltd.	40,379	432,098
Daou Technology, Inc.	26,120	406,582
Dasan Networks, Inc. (I)	7,253	46,488
DGB Financial Group, Inc.	146,896	1,600,926
Dong Ah Tire & Rubber Company, Ltd.	10,970	218,200
Dong Yang Gang Chul Company, Ltd. (I)	2,200	11,599
Dong-Il Corp.	689	55,223
Dongbang Transport Logistics Company, Ltd.	5,500	17,149
Dongbu Securities Company, Ltd.	32,430	166,836
Dongbu Steel Company, Ltd. (I)(L)	5,926	31,395
Dongil Industries Company, Ltd.	1,340	89,876
Dongkook Industrial Company, Ltd. (I)	3,600	8,730
Dongkuk Steel Mill Company, Ltd. (I)	57,069	308,170
Dongwha Pharm Company, Ltd.	16,190	109,624
Dongyang E&P, Inc.	676	8,229
Doosan Corp.	5,073	532,025
Doosan Engineering &
Construction Company, Ltd.	3,141	32,650
Doosan Heavy Industries &
Construction Company, Ltd.	20,139	512,556
Doosan Infracore Company, Ltd. (I)	68,568	733,927
DRB Holding Company, Ltd.	10,441	158,896
DY Corp.	2,242	16,040
DY Power Corp. (I)	1,200	13,412
E-Mart Company, Ltd.	2,807	588,384
Eugene Investment &
Securities Company, Ltd. (I)(L)	70,280	217,236
Fursys, Inc.	792	23,483
Gaon Cable Company, Ltd.	2,934	71,928
Global & Yuasa Battery Company, Ltd.	1,523	68,675
GS Engineering & Construction Corp. (I)(L)	33,032	896,767
GS Holdings Corp.	30,293	1,170,070
Gwangju Shinsegae Company, Ltd.	1,011	280,954
Halla Corp. (I)	14,352	77,989
Han Kuk Carbon Company, Ltd.	6,020	39,997
Hana Financial Group, Inc.	150,351	3,889,207
Handok, Inc.	121	2,692
Handsome Company, Ltd.	2,848	84,216
Hanil Cement Company, Ltd.	3,120	512,709
Hanjin Heavy Industries &
Construction Company, Ltd. (I)(L)	59,212	307,534
Hanjin Heavy Industries & Construction
Holdings Company, Ltd.	14,860	102,910
Hanjin Kal Corp.	28,185	907,078
Hanjin Transportation Company, Ltd.	8,059	465,217
Hankuk Glass Industries, Inc.	1,970	65,453
Hankuk Paper Manufacturing Company, Ltd.	3,920	115,939
Hansol Holdings Company, Ltd.	25,129	198,083
Hansol Paper Company, Ltd. (I)(L)	15,339	307,623
Hanwha Chemical Corp.	75,170	985,918
Hanwha Corp.	38,140	1,245,966
Hanwha Investment &
Securities Company, Ltd.	58,320	269,375
Hanwha Life Insurance Company, Ltd.	101,142	671,126
Hanyang Securities Company, Ltd.	11,820	88,299
Hitejinro Holdings Company, Ltd.	7,640	86,634
HMC Investment Securities Company, Ltd.	17,256	191,401
HS R&A Company, Ltd.	2,470	64,691
Humax Company, Ltd.	5,496	77,195
Husteel Company, Ltd.	6,110	107,038
Hwa Shin Company, Ltd.	3,135	21,112
Hwacheon Machine Tool Company, Ltd.	940	67,278
HwaSung Industrial Company, Ltd.	4,800	77,361
Hyosung Corp.	21,955	1,712,142
Hyundai BNG Steel Company, Ltd.	5,400	71,122
Hyundai Department Store Company, Ltd.	1,268	169,987
Hyundai Development Co-Engineering
& Construction	22,675	1,162,343
Hyundai Engineering &
Construction Company, Ltd.	5,310	240,409
Hyundai Heavy Industries Company, Ltd. (I)(L)	20,807	2,284,702
Hyundai Hy Communications &
Networks Company, Ltd.	2,830	12,557
Hyundai Motor Company	62,808	9,511,747
Hyundai Securities Company, Ltd.	38,840	295,453
Hyundai Steel Company	44,241	2,903,928
Iljin Electric Company, Ltd.	2,300	15,225
Ilshin Spinning Company, Ltd.	867	141,066
Ilsung Pharmaceuticals Company, Ltd.	1,895	211,544
Industrial Bank of Korea	132,240	1,587,355
Interflex Company, Ltd. (I)	965	18,645
INTOPS Company, Ltd.	2,551	46,471
Inzi Controls Company, Ltd.	6,050	30,332

The accompanying notes are an integral part of the financial statements.	64

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
ISU Chemical Company, Ltd.	7,460	$67,844
Jahwa Electronics Company, Ltd.	4,238	60,777
JB Financial Group Company, Ltd.	68,876	390,634
Jeil Pharmaceutical Company	8,624	215,953
Jeil Savings Bank (I)	1,820	49
KB Capital Company, Ltd.	1,069	19,669
KB Financial Group, Inc.	3,274	115,568
KB Financial Group, Inc., ADR	287,093	10,088,448
KCC Corp.	463	235,823
Keangnam Enterprises, Ltd. (I)	8,628	32,313
Keyang Electric Machinery Company, Ltd.	13,000	47,788
KG Chemical Corp.	5,600	87,995
Kia Motors Corp.	17,652	717,341
KISCO Corp.	3,841	108,521
KISCO Holdings Company, Ltd.	778	36,664
Kishin Corp. (I)	1,549	11,394
KISWIRE, Ltd.	6,555	306,508
Kolon Corp.	1,959	56,383
Kolon Industries, Inc.	7,361	331,845
Korea Airport Service Company, Ltd.	432	14,976
Korea Cast Iron Pipe
Industries Company, Ltd. (I)	5,500	84,021
Korea Circuit Company, Ltd.	3,910	50,183
Korea Electric Terminal Company, Ltd.	3,658	227,702
Korea Flange Company, Ltd.	4,810	69,498
Korea Investment Holdings Company, Ltd.	21,209	1,199,661
Korea Petrochemical Ind Company, Ltd.	1,350	132,462
Korean Reinsurance Company	34,840	320,035
Kortek Corp.	4,437	53,691
KPX Chemical Company, Ltd.	933	48,752
KTB Investment & Securities Company, Ltd. (I)	43,598	128,254
Kukdo Chemical Company, Ltd.	1,414	64,506
Kumho Electric Company, Ltd.	2,785	52,780
Kunsul Chemical Industrial Company, Ltd.	1,970	105,633
Kwangju Bank (I)	18,290	135,789
Kyeryong Construction
Industrial Company, Ltd. (I)	4,909	62,242
Kyobo Securities Company, Ltd.	12,618	141,103
Kyongnam Bank (I)	27,951	235,698
Kyung-In Synthetic Corp.	4,040	19,706
Kyungbang, Ltd.	1,320	230,809
LF Corp.	4,523	129,067
LG Corp.	43,996	2,428,240
LG Display Company, Ltd., ADR (L)	324,809	4,648,017
LG Electronics, Inc.	80,675	4,276,070
LG International Corp.	8,887	301,147
Lotte Chemical Corp.	7,229	1,320,810
Lotte Chilsung Beverage Company, Ltd.	510	792,685
Lotte Confectionery Company, Ltd.	411	661,161
Lotte Shopping Company, Ltd.	7,838	1,675,671
LS Corp.	3,534	165,287
Melfas, Inc. (I)	5,286	26,139
Meritz Securities Company, Ltd.	70,746	360,902
Mi Chang Oil Industrial Company, Ltd.	905	61,193
Mirae Asset Securities Company, Ltd.	21,045	990,500
MK Electron Company, Ltd.	3,591	23,776
MNTech Company, Ltd.	3,764	22,621
Moorim P&P Company, Ltd.	25,097	103,525
Moorim Paper Company, Ltd.	13,820	34,210
Motonic Corp.	4,725	52,599
Namyang Dairy Products Company, Ltd.	519	344,188
Nexen Corp.	1,289	103,245
NH Investment & Securities Company, Ltd.	89,006	1,150,878
Nong Shim Holdings Company, Ltd.	2,355	214,290
OCI Company, Ltd. (L)	2,347	218,123
PaperCorea, Inc. (I)(L)	70,940	47,087
Poonglim Industrial Company, Ltd. (I)	189	375
Poongsan Corp.	5,680	126,355
Poongsan Holdings Corp.	4,971	183,700
POSCO	33,218	7,260,392
POSCO Coated & Color
Steel Company, Ltd. (I)	2,418	31,812
POSCO, ADR	58,804	3,214,227
S&T Dynamics Company, Ltd.	24,980	266,564
S&T Holdings Company, Ltd.	11,566	240,061
S&T Motiv Company, Ltd.	5,310	262,476
S-Oil Corp.	2,794	161,600
Sam Young Electronics Company, Ltd.	10,510	137,873
Samho Development Company, Ltd.	3,660	10,667
Samsung Electro-Mechanics Company, Ltd.	1,094	75,728
Samsung Heavy Industries Company, Ltd.	6,175	100,271
Samsung SDI Company, Ltd.	14,723	1,808,241
Samsung Securities Company, Ltd.	3,732	174,532
Samyang Genex Company, Ltd.	1,300	146,941
Samyang Holdings Corp.	6,789	562,957
Samyang Tongsang Company, Ltd.	1,360	145,286
Savezone I & C Corp.	16,880	98,235
SBS Media Holdings Company, Ltd.	16,606	73,083
Seah Besteel Corp.	2,011	60,384
SeAH Holdings Corp.	1,122	172,296
SeAH Steel Corp.	2,835	205,101
Sebang Company, Ltd.	10,882	213,183
Seohee Construction Company, Ltd. (I)(L)	40,163	50,852
Sewon Precision Industry Company, Ltd.	547	14,335
SG Corp. (I)(L)	84,000	61,384
Shinhan Financial Group Company, Ltd., ADR	360,808	13,458,138
Shinsegae Company, Ltd.	3,309	501,824
Shinsegae Information &
Communication Company, Ltd.	1,038	89,009
Shinsung Solar Energy Company, Ltd. (I)(L)	30,622	37,901
Shinsung Tongsang Company, Ltd. (I)	24,560	35,879
Shinwon Corp. (I)	27,180	58,600
Shinyoung Securities Company, Ltd. (I)	5,296	300,589
Silla Company, Ltd.	5,066	106,162
Sindoh Company, Ltd.	3,959	247,336
SK Chemicals Company, Ltd.	4,747	271,638
SK Gas, Ltd.	2,926	237,015
SK Holdings Company, Ltd.	23,923	3,660,545
SK Innovation Company, Ltd.	36,518	3,132,660
SK Networks Company, Ltd.	22,807	167,387
SK Securities Company, Ltd. (I)	198,250	214,658
SKC Company, Ltd.	4,564	148,133
Songwon Industrial Company, Ltd.	6,230	56,301
Ssangyong Cement Industrial Company, Ltd. (I)	20,770	303,994
STX Engine Company, Ltd. (I)	800	2,531
Sungshin Cement Company, Ltd. (I)	15,480	209,589
Tae Kyung Industrial Company, Ltd.	10,000	56,541
Taekwang Industrial Company, Ltd.	444	481,364
Taewoong Company, Ltd. (I)	1,493	22,442
Taeyoung Engineering &
Construction Company, Ltd. (I)	51,660	271,237
Tailim Packaging Industrial Company, Ltd.	30,000	81,555
TCC Steel	6,008	15,147
TK Chemical Corp. (I)	7,585	13,224
Tong Yang Moolsan Company, Ltd.	1,510	10,818
TS Corp.	5,680	124,744

The accompanying notes are an integral part of the financial statements.	65

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Ubiquoss, Inc.	2,215	$21,530
Uju Electronics Company, Ltd.	1,757	25,330
Unid Company, Ltd.	1,621	93,294
Wiscom Company, Ltd.	3,760	18,933
Woojeon & Handan Company, Ltd. (I)	5,380	8,244
Woori Bank	161,005	1,358,655
Woori Bank, ADR	83	2,124
YESCO Company, Ltd.	1,950	63,274
Yoosung Enterprise Company, Ltd.	6,386	32,357
Youlchon Chemical Company, Ltd.	14,150	145,273
Young Poong Corp.	143	160,061
Yuanta Securities Korea Company, Ltd. (I)(L)	75,161	421,346
YuHwa Securities Company, Ltd.	3,410	46,565
		124,246,374
Spain - 0.1%
Banco Santander SA, ADR	93,828	699,019
		699,019
Taiwan - 15.9%
Ability Enterprise Company, Ltd.	175,000	98,341
Accton Technology Corp.	633,722	328,437
Acer, Inc. (I)	1,609,452	1,036,852
ACES Electronic Company, Ltd.	29,000	33,796
Achem Technology Corp.	128,173	76,318
Action Electronics Company, Ltd. (I)	190,923	40,242
Advanced Connectek, Inc. (I)	52,000	20,468
Advanced International
Multitech Company, Ltd.	11,000	8,887
AGV Products Corp. (I)	568,100	146,859
AimCore Technology Company, Ltd.	26,990	21,775
Alpha Networks, Inc.	245,000	164,168
Altek Corp. (I)	204,104	239,069
AmTRAN Technology Company, Ltd	327,185	180,862
APCB, Inc.	92,000	69,869
Apex Science & Engineering	41,800	16,061
Ardentec Corp.	76,937	75,307
Asia Cement Corp.	1,382,805	1,737,405
Asia Optical Company, Inc. (I)	183,000	256,425
Asia Polymer Corp.	93,400	63,022
Asia Vital Components Company, Ltd.	148,328	136,656
AU Optronics Corp., ADR	861,425	4,315,739
Audix Corp.	64,960	89,628
Avermedia Technologies (I)	163,000	72,277
Avision, Inc. (I)	154,751	44,264
Bank of Kaohsiung Company, Ltd	473,249	139,235
BES Engineering Corp.	1,528,700	369,736
Biostar Microtech International Corp.	67,000	21,112
Bright Led Electronics Corp.	97,000	43,467
Cameo Communications, Inc.	164,944	34,794
Capital Securities Corp.	1,013,069	331,480
Carnival Industrial Corp.	205,000	53,499
Cathay Chemical Works	90,000	49,420
Cathay Real Estate
Development Company, Ltd.	1,272,000	736,937
Central Reinsurance Company, Ltd.	299,290	165,014
ChainQui Construction
Development Company, Ltd.	75,000	60,350
Champion Building Materials Company, Ltd.	120,132	35,591
Chang Hwa Commercial Bank, Ltd.	2,773,519	1,602,243
Charoen Pokphand Enterprise	154,350	142,554
Cheng Loong Corp.	1,412,320	559,269
Cheng Uei Precision Industry Company, Ltd.	303,629	562,400
Chia Chang Company, Ltd.	50,000	49,012
Chia Hsin Cement Corp.	715,773	315,568
Chien Kuo Construction Company, Ltd.	172,785	64,294
Chien Shing Stainless Steel Company, Ltd. (I)	199,000	27,216
Chin-Poon Industrial Company, Ltd.	194,571	392,402
China Airlines, Ltd. (I)	1,214,910	623,222
China Chemical &
Pharmaceutical Company, Ltd.	196,000	127,687
China Development Financial Holding Corp.	7,210,208	2,496,178
China Electric Manufacturing Corp.	93,000	31,928
China General Plastics Corp.	545,688	222,868
China Glaze Company, Ltd.	98,000	45,859
China Life Insurance Company, Ltd.	434,500	378,533
China Man-Made Fiber Corp. (I)	921,000	317,436
China Metal Products	138,513	139,069
China Motor Corp.	414,125	358,371
China Petrochemical Development Corp.	886,550	312,561
China Steel Corp.	1,213,180	1,007,123
China Steel Structure Company, Ltd.	50,000	42,936
China Synthetic Rubber Corp.	136,965	141,880
China Wire & Cable Company, Ltd. (I)	128,000	48,827
Chinese Maritime Transport, Ltd.	29,000	29,714
Chun YU Works & Company, Ltd.	161,000	81,353
Chun Yuan Steel	672,874	246,087
Chung Hsin Electric &
Machinery Manufacturing Corp.	255,500	172,598
Chung Hung Steel Corp. (I)	235,625	53,210
Chung Hwa Pulp Corp. (I)	501,610	149,392
Chunghwa Picture Tubes, Ltd. (I)	4,649,429	218,228
CMC Magnetics Corp. (I)	4,195,000	561,209
CoAsia Microelectronics Corp.	40,950	26,269
Collins Company, Ltd.	134,626	64,682
Compal Electronics, Inc.	3,598,000	2,989,046
Compeq Manufacturing Company, Ltd.	844,000	543,889
Concord Securities Corp. (I)	135,000	34,022
Continental Holdings Corp.	862,050	308,492
Coretronic Corp.	421,500	646,398
Coxon Precise Industrial Company, Ltd.	59,000	139,883
CSBC Corp. Taiwan	147,100	77,748
D-Link Corp.	397,630	214,349
DA CIN Construction Company, Ltd.	62,000	40,400
Darfon Electronics Corp.	220,850	132,268
Darwin Precisions Corp.	323,099	191,847
Delpha Construction Company, Ltd.	104,261	61,423
Dynamic Electronics Company, Ltd. (I)	159,762	68,831
E Ink Holdings, Inc. (I)	150,000	69,042
E.Sun Financial Holding Company, Ltd.	4,959,594	3,032,467
Eastern Media International Corp.	587,608	186,051
Edimax Technology Company, Ltd.	53,404	20,613
Edison Opto Corp. (I)	62,000	54,889
Elite Material Company, Ltd.	113,000	193,476
Elitegroup Computer Systems Company, Ltd.	454,104	473,923
ENG Electric Company, Ltd.	46,000	33,854
EnTie Commercial Bank Company, Ltd.	53,000	25,155
Episil Holdings, Inc. (I)	70,000	30,604
Epistar Corp.	647,312	1,040,669
Etron Technology, Inc. (I)	26,000	16,776
Eva Airways Corp. (I)	650,511	477,037
Everest Textile Company, Ltd.	230,000	124,333
Evergreen International Storage
& Transport Corp.	353,600	201,636
Evergreen Marine Corp. Taiwan, Ltd. (I)	1,543,291	1,146,151
Excelsior Medical Company, Ltd.	70,200	115,784
Far Eastern Department Stores, Ltd.	342,720	289,333

The accompanying notes are an integral part of the financial statements.	66

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Far Eastern International Bank	2,051,220	$714,832
Far Eastern New Century Corp.	688,480	709,677
Farglory F T Z Investment
Holding Company, Ltd. (I)	45,000	27,109
Farglory Land Development Company, Ltd.	110,530	127,308
Federal Corp.	630,528	347,241
First Copper Technology Company, Ltd.	336,000	105,445
First Financial Holding Copany, Ltd.	5,041,619	2,993,923
First Steamship Company, Ltd.	249,104	131,524
Formosa Advanced
Technologies Company, Ltd.	24,000	17,711
Formosa Chemicals & Fibre Corp.	109,000	249,578
Formosa Oilseed Processing Company, Ltd.	75,578	51,800
Formosa Taffeta Company, Ltd.	654,000	687,907
Formosan Rubber Group, Inc.	272,000	275,779
Formosan Union Chemical	280,940	113,013
Fortune Electric Company, Ltd.	35,000	18,755
Founding Construction &
Development Company, Ltd.	98,443	64,309
Foxconn Technology Company, Ltd.	129,200	346,415
Foxlink Image Technology Company, Ltd.	67,000	45,230
Froch Enterprise Company, Ltd. (I)	41,000	17,277
FSP Technology, Inc.	72,229	57,790
Fubon Financial Holding Company, Ltd.	3,952,649	7,085,290
Fullerton Technology Company, Ltd.	86,460	75,129
Fulltech Fiber Glass Corp.	149,616	72,860
Fwusow Industry Company, Ltd.	179,216	89,158
G Shank Enterprise Company, Ltd.	40,535	35,491
G Tech Optoelectronics Corp.	60,000	53,742
Gallant Precision Machining Company, Ltd.	66,000	28,389
Gemtek Technology Corp.	199,697	147,033
Genesis Photonics, Inc. (I)	160,240	76,559
Getac Technology Corp.	392,000	240,141
Giantplus Technology Company, Ltd. (I)	30,000	10,595
Giga Solution Tech Company, Ltd.	19,000	14,667
Gigabyte Technology Company, Ltd.	250,000	309,256
Gintech Energy Corp. (I)	258,349	178,076
Global Brands Manufacture, Ltd. (I)	171,806	55,296
Global Lighting Technologies, Inc.	23,000	33,097
Globalwafers Company, Ltd. (I)	14,029	40,954
Globe Union Industrial Corp.	96,750	48,146
Gloria Material Technology Corp.	283,350	185,943
Gold Circuit Electronics, Ltd. (I)	442,204	255,471
Goldsun Development &
Construction Company, Ltd.	1,644,714	554,731
Grand Pacific Petrochemical	783,000	442,028
Great Wall Enterprise Company, Ltd.	88,400	74,109
Green Energy Technology, Inc. (I)	221,194	133,970
GTM Holdings Corp. (I)	159,000	84,752
Hannstar Board Corp.	128,759	60,287
Hannstar Display Corp.	2,630,842	574,967
Harvatek Corp.	131,521	84,217
Hey Song Corp.	177,000	214,322
Ho Tung Chemical Corp. (I)	814,229	237,547
Hocheng Corp.	424,500	141,051
Holystone Enterprise Company, Ltd.	118,300	168,553
Hong TAI Electric Industrial	351,000	119,324
Horizon Securities Company, Ltd.	223,000	62,644
Hsin Kuang Steel Company, Ltd.	312,085	175,315
Hsing TA Cement Company	415,000	184,367
HTC Corp. (I)	52,000	231,443
HUA ENG Wire & Cable	923,000	292,683
Hua Nan Financial Holdings Company, Ltd.	2,797,498	1,598,244
Huang Hsiang Construction Corp.	35,000	49,479
Hung Ching Development &
Construction Company, Ltd.	173,000	126,100
Hung Poo Real Estate Development Corp.	123,000	104,209
Hung Sheng Construction, Ltd. (I)	615,200	370,164
I-Chiun Precision Industry Company, Ltd.	98,000	56,708
Ichia Technologies, Inc.	248,180	244,253
Infortrend Technology, Inc.	118,000	64,963
InnoLux Display Corp.	6,278,561	3,128,126
Inventec Corp.	284,000	205,100
ITE Technology, Inc.	7,913	9,939
J Touch Corp. (I)	37,000	20,266
Janfusun Fancyworld Corp. (I)	15,071	2,196
Jess-Link Products Company, Ltd.	57,000	73,253
Jih Sun Financial Holdings Company, Ltd.	92,333	24,577
K Laser Technology, Inc.	82,214	40,998
Kang Na Hsiung Enterprise Company, Ltd.	105,000	45,167
Kaulin Manufacturing Company, Ltd.	202,710	141,726
Kenmec Mechanical
Engineering Company, Ltd.	44,000	20,773
King Yuan Electronics Company, Ltd.	1,141,796	1,035,693
King’s Town Bank Company, Ltd.	421,000	402,631
King’s Town Construction Company, Ltd. (I)	15,000	12,608
Kinko Optical Company, Ltd.	36,000	25,360
Kinpo Electronics	1,362,269	620,920
KS Terminals, Inc.	37,000	45,833
Kuoyang Construction Company, Ltd.	52,335	23,164
Kwong Fong Industries Corp.	500,040	314,540
KYE Systems Corp.	222,382	80,511
L&K Engineering Company, Ltd.	74,000	55,058
LAN FA Textile	188,863	72,313
LCY Chemical Corp.	19,000	10,111
Leader Electronics, Inc.	51,000	19,747
Lealea Enterprise Company, Ltd. (I)	1,043,124	306,574
LEE CHI Enterprises Company, Ltd.	118,000	54,422
Leofoo Development Company (I)	125,969	46,043
LES Enphants Company, Ltd.	64,000	34,027
Li Peng Enterprise Company, Ltd. (I)	681,600	232,789
Lien Hwa Industrial Corp.	638,414	437,415
Lingsen Precision Industries, Ltd.	372,481	171,683
Lite-On Semiconductor Corp.	171,693	139,648
Lite-On Technology Corp.	1,783,344	2,306,955
Long Chen Paper Company, Ltd.	854,307	358,783
Lotes Company, Ltd.	32,000	141,757
Lucky Cement Corp.	348,000	122,241
Macronix International (I)	3,485,001	847,435
Marketech International Corp.	82,000	76,566
Masterlink Securities Corp.	716,496	240,073
Mayer Steel Pipe Corp.	321,379	153,582
Mega Financial Holding Company, Ltd.	5,806,098	4,809,490
Meiloon Industrial Company	107,684	46,673
Mercuries & Associates, Ltd.	56,000	41,516
Mercuries Life Insurance Company, Ltd. (I)	41,164	23,271
Micro-Star International Company, Ltd.	747,264	884,778
Mitac Holdings Corp.	446,978	346,560
Mosel Vitelic, Inc. (I)	286,758	51,239
Nan Ya Printed Circuit Board Corp. (I)	87,000	142,451
Nantex Industry Company, Ltd.	33,852	18,491
Nien Hsing Textile Company, Ltd.	428,000	374,511
Nishoku Technology, Inc.	6,000	8,973
Optimax Technology Corp. (I)	103,000	42,693
OptoTech Corp.	305,000	132,387
P-Two Industries, Inc.	14,000	5,791

The accompanying notes are an integral part of the financial statements.	67

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Pacific Construction Company	89,289	$40,564
Pan Jit International, Inc. (I)	249,000	114,058
Pan-International Industrial Corp.	32,481	19,059
Paragon Technologies Company, Ltd.	28,904	49,797
Pegatron Corp.	1,024,660	2,764,579
Phihong Technology Company, Ltd.	152,000	80,529
Plotech Company, Ltd.	30,000	11,586
Pou Chen Corp.	341,348	476,964
Powercom Company, Ltd. (I)	85,600	11,902
Powertech Technology, Inc.	519,000	891,918
President Securities Corp.	564,285	293,661
Prime Electronics Satellitics, Inc.	50,000	19,725
Prince Housing & Development Corp.	275,555	113,895
Prodisc Technology, Inc. (I)	762,000	0
Qisda Corp. (I)	1,550,280	703,307
Qualipoly Chemical Corp.	21,000	18,788
Quanta Storage, Inc.	131,000	143,139
Quintain Steel Company, Ltd. (I)	361,602	64,926
Radium Life Tech Company, Ltd. (I)	406,211	209,839
Ralec Electronic Corp.	41,335	85,801
Rexon Industrial Corp., Ltd.	63,456	22,281
Rich Development Company, Ltd.	131,000	56,073
Ritek Corp. (I)	3,252,029	341,559
Ruentex Development Company, Ltd.	104,000	159,412
Ruentex Industries, Ltd.	203,000	444,199
Sampo Corp.	902,338	396,327
Sheng Yu Steel Company, Ltd.	169,000	115,275
ShenMao Technology, Inc.	13,000	13,775
Shih Wei Navigation Company, Ltd.	54,039	31,658
Shihlin Electric & Engineering Corp.	41,000	52,246
Shin Kong Financial Holding Company, Ltd.	5,375,680	1,526,938
Shin Zu Shing Company, Ltd.	51,000	134,302
Shinkong Insurance Company, Ltd.	142,000	111,157
Shinkong Synthetic Fibers Corp.	1,992,239	683,414
Shuttle, Inc.	112,000	28,221
Sigurd Microelectronics Corp.	341,293	328,040
Silicon Integrated Systems Corp. (I)	440,000	119,123
Singatron Enterprise Company, Ltd.	17,000	6,626
Sino-American Silicon Products, Inc. (I)	300,000	452,892
Sinon Corp.	368,650	199,567
SinoPac Financial Holdings Company, Ltd.	6,270,016	2,613,571
Siward Crystal Technology Company, Ltd.	64,213	50,029
Solar Applied Materials Technology Company	38,000	32,051
Solartech Energy Corp. (I)	149,624	93,952
Solomon Technology Corp. (I)	82,421	54,962
Solytech Enterprise Corp. (I)	72,000	19,668
Southeast Cement Company, Ltd.	272,000	144,996
Spirox Corp. (I)	101,068	66,382
Sunplus Technology Company, Ltd. (I)	409,000	176,658
Sunrex Technology Corp.	71,000	47,782
Supreme Electronics Company, Ltd.	217,292	116,970
Sweeten Construction Company, Ltd.	38,586	23,043
TA Chen Stainless Pipe (I)	565,788	382,640
Ta Chong Bank, Ltd. (I)	2,385,611	811,143
Ta Chong Securities Company, Ltd.	51,000	17,566
Ta Ya Electric Wire & Cable	928,436	192,366
TA-I Technology Company, Ltd.	75,823	42,186
Tah Hsin Industrial Corp.	172,300	153,873
Taichung Commercial Bank Company, Ltd.	2,215,591	753,868
Tainan Enterprises Company, Ltd.	194,250	186,252
Tainan Spinning Company, Ltd.	1,227,197	636,700
Taishin Financial Holding Company, Ltd.	8,275,400	3,511,979
Taisun Enterprise Company, Ltd. (I)	73,032	29,149
Taita Chemical Company, Ltd. (I)	140,028	40,390
Taiwan Business Bank (I)	3,047,081	924,199
Taiwan Cement Corp.	2,096,983	2,951,320
Taiwan Cogeneration Corp.	335,434	290,362
Taiwan Cooperative Financial
Holding Company, Ltd.	5,446,741	2,756,312
Taiwan Fertilizer Company, Ltd.	352,000	609,926
Taiwan Fire & Marine Insurance Company, Ltd.	6,000	4,314
Taiwan FU Hsing Industrial Company, Ltd.	45,000	55,082
Taiwan Glass Industry Corp.	142,000	102,234
Taiwan Hopax Chemicals
Manufacturing Company, Ltd.	10,200	6,580
Taiwan Kolin Company, Ltd. (I)	327,000	0
Taiwan Land Development Corp.	559,511	280,276
Taiwan Mask Corp.	407,150	129,592
Taiwan Navigation Company, Ltd.	49,000	31,526
Taiwan PCB Techvest Company, Ltd.	78,000	135,859
Taiwan Pulp & Paper Corp. (I)	417,640	150,153
Taiwan Semiconductor Company, Ltd.	11,000	11,813
Taiwan Surface Mounting
Technology Company, Ltd.	24,024	30,151
Taiwan TEA Corp.	546,000	298,038
Taiwan Union Technology Corp.	65,000	65,206
Taiyen Biotech Company, Ltd.	230,137	194,031
Tatung Company, Ltd. (I)	2,316,200	623,061
Teco Electric and Machinery Company, Ltd.	1,593,000	1,513,970
Tex-Ray Industrial Company, Ltd. (I)	91,800	36,716
The Ambassador Hotel	54,000	47,575
The First Insurance Company, Ltd.	193,475	89,048
Tong Yang Industry Company, Ltd.	192,627	224,981
Tong-Tai Machine & Tool Company, Ltd.	120,185	128,680
Topoint Technology Company, Ltd.	70,212	71,677
TPK Holding Company, Ltd.	29,000	202,230
Transasia Airways Corp.	48,000	17,725
Tripod Technology Corp.	15,000	30,169
Tung Ho Steel Enterprise Corp.	266,000	201,135
TYC Brother Industrial Company, Ltd. (I)	131,511	87,543
Tycoons Group Enterprise (I)	367,768	67,861
Tyntek Corp. (I)	157,361	72,682
Unimicron Technology Corp.	1,112,000	719,080
Union Bank of Taiwan (I)	895,127	304,488
Unitech Computer Company, Ltd.	120,039	77,720
Unitech Printed Circuit Board Corp.	641,975	295,735
United Integrated Services Company, Ltd.	64,000	67,831
United Microelectronics Corp.	9,846,794	4,878,828
Universal Cement Corp.	733,090	690,363
Unizyx Holding Corp.	377,000	200,059
UPC Technology Corp.	893,156	328,151
USI Corp.	154,000	79,600
Ve Wong Corp.	93,993	71,408
Wafer Works Corp. (I)	296,887	130,736
Wah Hong Industrial Corp.	7,988	7,833
Wah Lee Industrial Corp.	76,000	133,112
Walsin Lihwa Corp. (I)	2,105,000	647,469
Walsin Technology Corp. (I)	838,044	380,872
Walton Advanced Engineering, Inc.	229,584	99,540
Wan Hai Lines, Ltd.	149,050	183,744
Waterland Financial Holdings Company, Ltd.	2,260,399	624,693
Ways Technical Corp., Ltd. (I)	17,000	13,899
WEI Chih Steel Industrial Company, Ltd. (I)	100,000	11,140
Wei Mon Industry Company, Ltd. (I)	211,815	65,999
Well Shin Technology Company, Ltd.	30,000	47,003
Winbond Electronics Corp. (I)	2,316,000	759,894

The accompanying notes are an integral part of the financial statements.	68

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Wintek Corp. (I)	543,000	$31,757
Wistron Corp.	1,965,052	1,667,362
WT Microelectronics Company, Ltd.	92,202	142,239
WUS Printed Circuit Company, Ltd.	419,000	236,802
Yageo Corp.	582,022	1,199,267
Yang Ming Marine Transport Corp. (I)	786,500	452,036
YC Company, Ltd.	188,587	92,250
YC INOX Company, Ltd.	58,000	44,729
YFY, Inc.	1,678,202	674,621
Yi Jinn Industrial Company, Ltd.	313,904	89,154
Yieh Phui Enterprise Company, Ltd.	1,810,870	547,129
Young Fast Optoelectronics Company, Ltd.	103,000	63,204
Yuanta Financial Holding Company, Ltd.	4,944,297	2,485,601
Yufo Electronics Company, Ltd.	12,000	7,389
Yulon Motor Company, Ltd.	653,000	891,009
Zenitron Corp.	150,000	91,278
Zig Sheng Industrial Company, Ltd.	352,908	103,234
Zinwell Corp.	112,000	115,028
ZongTai Real Estate
Development Company, Ltd.	51,000	34,939
		131,289,252
Thailand - 3.2%
AAPICO Hitech PCL	144,720	63,599
AJ Plast PCL	117,500	28,526
AP Thailand PCL	1,184,370	262,061
Asia Plus Group Holdings Securities	74,100	8,790
Bangkok Bank PCL	188,000	1,065,180
Bangkok Bank PCL	30,100	170,665
Bangkok Expressway PCL	492,400	590,154
Bangkok Insurance PCL	4,550	51,177
Bangkok Land PCL	1,024,100	47,208
Banpu PCL	1,053,600	955,169
Cal-Comp Electronics Thailand PCL	1,955,512	245,190
Charoen Pokphand Foods PCL	522,100	361,010
Eastern Water Resources Development and
Management PCL	143,600	48,102
Esso Thailand PCL (L)	1,389,900	252,010
G J Steel PCL (I)	58,717,750	90,224
G Steel PCL (I)	3,947,700	13,345
Hana Microelectronics PCL	328,800	444,597
Indorama Ventures PCL	129,300	103,313
IRPC PCL	5,208,900	688,330
KGI Securities Thailand PCL	566,200	68,208
Kiatnakin Bank PCL	416,000	498,586
Krung Thai Bank PCL (L)	2,764,100	1,936,739
Krungthai Card PCL	11,700	34,787
MBK PCL	418,000	179,840
Padaeng Industry PCL	46,900	25,799
Polyplex Thailand PCL	266,900	79,561
Pranda Jewelry PCL	214,300	37,539
Precious Shipping PCL	322,600	141,770
Property Perfect PCL	1,534,900	49,528
PTT Exploration & Production PCL	439,000	1,470,529
PTT Global Chemical PCL	1,078,300	1,731,444
PTT PCL	868,700	8,622,929
Regional Container Lines PCL (I)	517,200	144,638
Saha-Union PCL	204,000	241,364
Sahaviriya Steel Industries PCL (I)	9,648,400	62,267
Sansiri PCL	3,683,466	209,416
SC Asset Corp. PCL	1,517,063	169,702
Siam Future Development PCL	159,076	33,976
Siamgas & Petrochemicals PCL	121,600	43,348
Somboon Advance Technology PCL	68,200	40,660
Sri Trang Agro-Industry PCL	518,700	191,285
Srithai Superware PCL	283,000	22,090
Tata Steel Thailand PCL (I)	5,227,800	117,280
Thai Airways International PCL (L)	952,800	316,234
Thai Carbon Black PCL	44,000	33,669
Thai Oil PCL	546,500	873,325
Thai Stanley Electric PCL	700	4,292
Thanachart Capital PCL	762,600	814,393
The Bangchak Petroleum PCL	724,600	718,142
Thitikorn PCL	59,000	17,860
Thoresen Thai Agencies PCL	1,033,257	422,321
TMB Bank PCL	9,443,800	864,859
TPI Polene PCL	9,280,400	815,671
Vanachai Group PCL	989,120	226,458
Vinythai PCL	276,900	85,095
		26,834,254
Turkey - 1.7%
Adana Cimento Sanayii TAS	60,198	154,621
Akbank TAS	569,283	1,670,007
Akenerji Elektrik Uretim AS (I)	150,806	57,883
Akfen Holding AS	42,353	98,326
Aksa Akrilik Kimya Sanayii AS	94,493	351,887
Alarko Holding AS	68,458	97,844
Albaraka Turk Katilim Bankasi AS	47,374	31,287
Anadolu Anonim Turk Sigorta Sirketi	360,610	181,630
Anadolu Cam Sanayii AS	133,951	91,530
Anadolu Efes Biracilik Ve Malt Sanayii AS	10,445	87,120
Asya Katilim Bankasi AS (I)	304,999	73,177
Aygaz AS	78,512	286,327
Baticim Bati Anadolu Cimento Sanayii AS	16,440	43,340
Borusan Mannesmann Boru Sanayi ve
Ticaret AS	37,494	101,249
Deva Holding AS (I)	47,695	44,898
Dogan Sirketler Grubu Holding AS (I)	1,213,497	284,016
Eczacibasi Yatirim Holding Ortakligi AS	27,948	89,106
EGE Seramik Sanayi ve Ticaret AS	19,278	31,050
EIS Eczacibasi Ilac ve Sinai ve Finansal
Yatirimlar Sanayi ve Ticaret AS	218,212	207,032
Gentas Genel Metal Sanayi ve Ticaret AS	70,980	35,690
Global Yatirim Holding AS (I)	250,299	182,620
Goldas Kuyumculuk Sanayi Ithalat Ve
Ihracat AS (I)	54,846	4,432
GSD Holding AS (I)(L)	418,949	270,503
Hurriyet Gazetecilik ve Matbaacilik AS (I)	163,848	40,213
Ihlas Holding AS (I)(L)	481,506	50,062
Ipek Dogal Enerji Kaynaklari Arastirma Ve
Uretim AS (I)	52,948	47,549
Is Finansal Kiralama AS (L)	99,843	36,392
Kardemir Karabuk Demir Celik Sanayi ve
Ticaret AS (I)	6,361	5,892
KOC Holding AS	175,409	797,872
Menderes Tekstil Sanayi ve Ticaret AS (I)	171,704	40,892
Metro Ticari ve Mali Yatirimlar Holding AS (I)	200,802	86,474
Parsan Makina Parcalari Sanayi AS (I)	48,236	90,149
Pinar Entegre Et ve Un Sanayi AS	27,204	98,329
Sarkuysan Elektrolitik Bakir Sanayi ve
Ticaret AS	168,256	192,191
Sasa Polyester Sanayi AS (I)	105,156	90,932
Sekerbank TAS (I)	570,501	366,462
Selcuk Ecza Deposu Ticaret ve Sanayi AS	50,128	50,303
Soda Sanayii AS (L)	102,067	225,943
Tekfen Holding AS	49,092	88,553
Tekstil Bankasi AS (I)(L)	84,007	65,653

The accompanying notes are an integral part of the financial statements.	69

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Turkey (continued)
Trakya Cam Sanayii AS	316,628	$358,890
Turcas Petrol AS	47,466	37,898
Turk Hava Yollari AO (I)	150,697	497,125
Turkiye Garanti Bankasi AS	166,298	542,312
Turkiye Halk Bankasi AS	166,967	822,219
Turkiye Is Bankasi	1,028,262	2,314,167
Turkiye Sinai Kalkinma Bankasi AS	761,271	581,494
Turkiye Sise ve Cam Fabrikalari AS	472,071	582,218
Turkiye Vakiflar Bankasi TAO	579,514	945,807
Uzel Makina Sanayii AS (I)	22,930	0
Yapi ve Kredi Bankasi AS	397,319	609,004
		14,140,570
Ukraine - 0.0%
Kernel Holding SA (I)	25,996	252,292
		252,292
TOTAL COMMON STOCKS (Cost $843,278,151)		$806,654,058

PREFERRED SECURITIES - 1.8%
Brazil - 1.7%
Banco ABC Brasil SA	74,156	267,204
Banco Daycoval SA	88,000	231,060
Banco do Estado do Rio Grande do Sul SA	32,800	113,049
Banco Industrial e Comercial SA (I)	155,800	358,801
Banco Pan SA	21,392	10,054
Banco Pine SA	38,200	66,788
Banco Sofisa SA	40,100	28,270
Braskem SA	135,522	467,090
Cia Ferro Ligas da Bahia - Ferbasa	98,024	212,538
Eucatex SA Industria e Comercio	45,078	50,565
Gerdau SA	201,057	640,046
Itau Unibanco Holding SA	24,500	271,058
Marcopolo SA	213,600	154,601
Parana Banco SA	21,400	63,632
Petroleo Brasileiro SA	658,968	2,008,980
Randon Participacoes SA	16,300	16,752
Suzano Papel e Celulose SA	229,200	1,062,138
Unipar Carbocloro SA	76,710	100,227
Usinas Siderurgicas de Minas Gerais SA (I)	283,685	441,765
Vale SA	1,571,977	7,609,796
		14,174,414
Colombia - 0.1%
Grupo de Inversiones Suramericana SA	48,323	622,623
		622,623
TOTAL PREFERRED SECURITIES (Cost $33,855,106)		$14,797,037

RIGHTS - 0.0%
JHSF Participacoes SA (I)(N)	4,527	28
KNM Group Bhd (I)(N)	230,400	9,332
TOTAL RIGHTS (Cost $0)		$9,360

WARRANTS - 0.0%
Golden Meditech Holdings, Ltd. (I)(N)	116,034	1,018
Mah Sing Group Bhd (I)(N)	16,704	902
TOTAL WARRANTS (Cost $0)		$1,920

SECURITIES LENDING COLLATERAL - 2.9%
John Hancock
Collateral Trust, 0.1102% (W)(Y)	2,406,761	24,079,640
TOTAL SECURITIES LENDING
COLLATERAL (Cost $24,080,158)		$24,079,640

SHORT-TERM INVESTMENTS - 0.4%
Money market funds - 0.4%
BlackRock Cash Funds - Prime, 0.1200% (Y)	2,876,391	2,876,391
		2,876,391
TOTAL SHORT-TERM INVESTMENTS (Cost $2,876,391)		$2,876,391
Total Investments (Emerging Markets Value Trust)
(Cost $904,089,806) - 102.5%		$848,418,406
Other assets and liabilities, net - (2.5%)		(20,424,206)
TOTAL NET ASSETS - 100.0%		$827,994,200

Equity-Income Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 95.4%
Consumer discretionary - 12.8%
Auto components - 0.7%
Johnson Controls, Inc.	267,700	$13,502,785
Automobiles - 1.2%
Ford Motor Company	662,300	10,689,522
General Motors Company	323,198	12,119,925
		22,809,447
Distributors - 0.6%
Genuine Parts Company	131,000	12,207,890
Hotels, restaurants and leisure - 2.1%
Carnival Corp.	418,500	20,021,040
Las Vegas Sands Corp.	152,200	8,377,088
McDonald’s Corp.	117,200	11,419,968
		39,818,096
Leisure products - 0.9%
Mattel, Inc.	738,475	16,874,154
Media - 4.1%
Cablevision Systems Corp., Class A (L)	492,400	9,010,920
Comcast Corp., Class A	171,000	9,656,370
News Corp., Class A (I)	419,300	6,712,993
Pearson PLC	234,996	5,057,974
The New York Times Company, Class A	454,000	6,247,040
The Walt Disney Company	115,400	12,104,306
Time Warner, Inc.	302,300	25,526,212
Viacom, Inc., Class B	67,700	4,623,910
		78,939,725
Multiline retail - 2.0%
Kohl’s Corp.	291,700	22,825,525
Macy’s, Inc.	252,700	16,402,757
		39,228,282
Specialty retail - 0.9%
Staples, Inc.	967,200	15,750,852
Tiffany & Company	14,900	1,311,349
		17,062,201

The accompanying notes are an integral part of the financial statements.	70

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Equity-Income Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Textiles, apparel and luxury goods - 0.3%
Coach, Inc.	137,700	$5,704,911
		246,147,491
Consumer staples - 4.4%
Beverages - 0.8%
PepsiCo, Inc.	167,000	15,968,540
Food products - 2.5%
Archer-Daniels-Midland Company	434,300	20,585,820
Campbell Soup Company	216,500	10,078,075
ConAgra Foods, Inc.	64,600	2,359,838
Kellogg Company	91,300	6,021,235
McCormick & Company, Inc.	110,200	8,497,522
		47,542,490
Household products - 0.8%
The Clorox Company	144,700	15,973,433
Personal products - 0.3%
Avon Products, Inc.	700,900	5,600,191
		85,084,654
Energy - 11.9%
Energy equipment and services - 1.0%
Diamond Offshore Drilling, Inc. (L)	254,500	6,818,055
Schlumberger, Ltd.	160,400	13,383,776
		20,201,831
Oil, gas and consumable fuels - 10.9%
Anadarko Petroleum Corp.	146,000	12,090,260
Apache Corp.	475,100	28,662,783
BP PLC, ADR	237,875	9,303,291
Canadian Natural Resources, Ltd.	101,500	3,117,065
Chevron Corp.	339,400	35,630,212
ConocoPhillips	110,000	6,848,600
CONSOL Energy, Inc.	415,900	11,599,451
Exxon Mobil Corp.	366,400	31,144,000
Hess Corp.	356,300	24,182,081
Murphy Oil Corp.	333,400	15,536,440
Royal Dutch Shell PLC, ADR, Class A	395,000	23,561,750
Talisman Energy, Inc.	970,900	7,456,512
		209,132,445
		229,334,276
Financials - 19.5%
Banks - 11.5%
Bank of America Corp.	1,992,493	30,664,467
JPMorgan Chase & Co.	867,475	52,551,636
Regions Financial Corp.	686,800	6,490,260
SunTrust Banks, Inc.	511,200	21,005,208
The PNC Financial Services Group, Inc.	334,600	31,198,104
U.S. Bancorp	814,000	35,547,380
Wells Fargo & Company	796,000	43,302,400
		220,759,455
Capital markets - 1.1%
Northern Trust Corp.	302,100	21,041,265
The Bank of New York Mellon Corp.	13,524	544,206
		21,585,471
Consumer finance - 0.9%
American Express Company	227,500	17,772,300
Insurance - 4.3%
Loews Corp.	352,200	14,380,326
Marsh & McLennan Companies, Inc.	517,400	29,020,966
MetLife, Inc.	304,500	15,392,475
Sun Life Financial, Inc. (L)	225,000	6,934,500
The Chubb Corp.	97,300	9,837,030
Willis Group Holdings PLC	133,900	6,451,302
		82,016,599
Real estate investment trusts - 1.7%
Digital Realty Trust, Inc.	152,200	10,039,112
Rayonier, Inc.	267,900	7,222,584
Weyerhaeuser Company	475,500	15,762,825
		33,024,521
		375,158,346
Health care - 6.9%
Health care providers and services - 0.5%
Quest Diagnostics, Inc.	123,700	9,506,345
Pharmaceuticals - 6.4%
Bristol-Myers Squibb Company	394,625	25,453,313
GlaxoSmithKline PLC	425,125	9,786,351
Johnson & Johnson	314,500	31,638,700
Merck & Company, Inc.	449,750	25,851,630
Pfizer, Inc.	864,535	30,077,173
		122,807,167
		132,313,512
Industrials - 13.6%
Aerospace and defense - 2.5%
Honeywell International, Inc.	214,400	22,364,064
The Boeing Company	171,500	25,738,720
		48,102,784
Air freight and logistics - 1.1%
United Parcel Service, Inc., Class B	210,300	20,386,482
Building products - 1.0%
Masco Corp.	483,500	12,909,450
USG Corp. (I)(L)	267,000	7,128,900
		20,038,350
Electrical equipment - 1.5%
Eaton Corp. PLC	149,504	10,157,302
Emerson Electric Company	349,000	19,760,380
		29,917,682
Industrial conglomerates - 2.8%
General Electric Company	2,140,500	53,105,805
Machinery - 4.7%
Deere & Company	172,300	15,108,987
Flowserve Corp.	134,100	7,575,309
Illinois Tool Works, Inc.	312,000	30,307,680
Joy Global, Inc.	215,900	8,458,962
Stanley Black & Decker, Inc.	181,300	17,288,768
Xylem, Inc.	347,248	12,160,625
		90,900,331
		262,451,434
Information technology - 11.0%
Communications equipment - 3.5%
Cisco Systems, Inc.	725,900	19,980,398
Harris Corp.	280,700	22,107,932
Motorola Solutions, Inc.	50,200	3,346,834
QUALCOMM, Inc.	308,900	21,419,126
		66,854,290

The accompanying notes are an integral part of the financial statements.	71

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Equity-Income Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components - 0.9%
Corning, Inc.	815,500	$18,495,540
IT services - 1.7%
Computer Sciences Corp.	106,824	6,973,471
IBM Corp.	102,300	16,419,150
The Western Union Company	451,400	9,393,634
		32,786,255
Semiconductors and semiconductor equipment - 2.7%
Analog Devices, Inc.	243,300	15,327,900
Applied Materials, Inc.	845,500	19,074,480
Texas Instruments, Inc.	307,500	17,584,388
		51,986,768
Software - 1.2%
CA, Inc.	201,300	6,564,393
Microsoft Corp.	414,925	16,868,776
		23,433,169
Technology hardware, storage and peripherals - 1.0%
Dell, Inc. (I)	1,271,400	18,975,448
		212,531,470
Materials - 5.4%
Chemicals - 1.1%
E.I. du Pont de Nemours & Company	176,100	12,585,867
Potash Corp. of Saskatchewan, Inc.	249,800	8,056,050
		20,641,917
Construction materials - 1.0%
Vulcan Materials Company	230,500	19,431,150
Containers and packaging - 0.6%
MeadWestvaco Corp.	233,000	11,619,710
Metals and mining - 1.3%
Newmont Mining Corp.	409,200	8,883,732
Nucor Corp.	336,100	15,974,833
		24,858,565
Paper and forest products - 1.4%
International Paper Company	502,500	27,883,725
		104,435,067
Telecommunication services - 3.5%
Diversified telecommunication services - 3.3%
AT&T, Inc.	813,349	26,555,845
CenturyLink, Inc.	295,017	10,192,837
Telefonica SA	584,963	8,323,732
Verizon Communications, Inc.	64,085	3,122,445
Verizon Communications, Inc.	344,200	16,738,446
		64,933,305
Wireless telecommunication services - 0.2%
Vodafone Group PLC	1,120,204	3,665,669
		68,598,974
Utilities - 6.4%
Electric utilities - 4.6%
Duke Energy Corp.	317,719	24,394,465
Entergy Corp.	268,400	20,798,316
Exelon Corp.	469,800	15,789,978
FirstEnergy Corp.	393,700	13,803,122
Xcel Energy, Inc.	392,600	13,666,406
		88,452,287
Independent power and renewable electricity producers - 0.4%
AES Corp.	514,700	6,613,895
Multi-utilities - 1.4%
NiSource, Inc.	628,600	27,758,976
		122,825,158
TOTAL COMMON STOCKS (Cost $1,266,830,253)		$1,838,880,382

RIGHTS - 0.0%
Telecommunication services - 0.0%
Telefonica SA (Expiration
Date: 04/16/2015) (I)(N)	584,963	94,347
TOTAL RIGHTS (Cost $0)		$94,347

SECURITIES LENDING COLLATERAL - 1.2%
John Hancock
Collateral Trust, 0.1102% (W)(Y)	2,319,733	23,208,925
TOTAL SECURITIES LENDING
COLLATERAL (Cost $23,209,184)		$23,208,925

SHORT-TERM INVESTMENTS - 4.5%
Money market funds - 4.5%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	3,000,000	3,000,000
T. Rowe Price Reserve Investment
Fund, 0.0384% (Y)	82,608,910	82,608,910
TOTAL SHORT-TERM INVESTMENTS (Cost $85,608,910)		$85,608,910
Total Investments (Equity-Income Trust)
(Cost $1,375,648,347) - 101.1%		$1,947,792,564
Other assets and liabilities, net - (1.1%)		(20,930,874)
TOTAL NET ASSETS - 100.0%		$1,926,861,690

Financial Industries Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 98.0%
Financials - 96.8%
Banks - 55.7%
Ameris Bancorp (I)	35,353	$896,582
Bank of America Corp.	353,990	5,447,906
Bank of Ireland (I)	4,247,933	1,620,792
Bank of Marin Bancorp	4,058	206,552
Bankwell Financial Group, Inc. (I)	21,145	403,658
Barclays PLC, ADR	304,756	4,440,295
BB&T Corp.	51,952	2,025,608
Chemical Financial Corp.	25,936	813,353
CIT Group, Inc.	56,449	2,546,979
Citigroup, Inc.	142,208	7,326,556
Danske Bank A/S	109,368	2,883,284
East West Bancorp, Inc.	43,235	1,749,288
Fifth Third Bancorp	89,699	1,690,826
Flushing Financial Corp.	43,445	871,941
Glacier Bancorp, Inc.	99,765	2,509,090
Great Western Bancorp, Inc.	32,051	705,443
Green Bancorp, Inc. (I)	26,001	290,691
Independent Bank Corp. (MA)	14,185	622,296
Independent Bank Corp. (MI)	28,748	368,837
JPMorgan Chase & Co.	107,064	6,485,937
M&T Bank Corp.	13,947	1,771,269
MB Financial, Inc.	22,367	700,311

The accompanying notes are an integral part of the financial statements.	72

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Financial Industries Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Nordea Bank AB	32,888	$400,591
Regions Financial Corp.	230,378	2,177,072
Royal Bank of Scotland Group PLC, ADR (I)	315,782	3,186,240
Sandy Spring Bancorp, Inc.	21,284	558,279
SKBHC Holdings LLC (I)(R)	516	3,612,116
SpareBank 1 SR-Bank ASA	40,000	278,734
State Bank Financial Corp.	49,161	1,032,381
Sun Bancorp, Inc. (I)	33,114	626,186
SunTrust Banks, Inc.	93,793	3,853,954
SVB Financial Group (I)	34,840	4,426,074
Swedbank AB, A Shares	53,180	1,269,605
Talmer Bancorp, Inc., Class A	76,528	1,172,026
The Community Financial Corp.	880	17,600
The PNC Financial Services Group, Inc.	40,881	3,811,744
TriCo Bancshares	27,289	658,484
U.S. Bancorp	152,262	6,649,282
UniCredit SpA	688,854	4,671,321
Union Bankshares Corp.	74,050	1,644,651
Wells Fargo & Company	78,962	4,295,533
Yadkin Financial Corp. (I)	33,417	678,365
Zions Bancorporation	105,150	2,839,050
		94,236,782
Capital markets - 19.5%
American Capital, Ltd. (I)	325,296	4,811,128
Ameriprise Financial, Inc.	42,801	5,600,083
Apollo Global Management LLC, Class A	70,659	1,526,234
Apollo Investment Corp.	56,029	430,023
Intermediate Capital Group PLC	174,561	1,301,998
Invesco, Ltd.	110,074	4,368,837
KKR & Company LP	159,044	3,627,794
Schroders PLC	1,909	90,432
State Street Corp.	25,781	1,895,677
The Blackstone Group LP	175,141	6,811,233
The Carlyle Group LP	92,471	2,505,964
		32,969,403
Consumer finance - 2.6%
Discover Financial Services	78,723	4,436,041
Diversified financial services - 0.7%
Berkshire Hathaway, Inc., Class B (I)	8,264	1,192,660
Insurance - 11.3%
American International Group, Inc.	74,651	4,090,128
Assured Guaranty, Ltd.	149,742	3,951,691
CNO Financial Group, Inc.	251,450	4,329,969
Gjensidige Forsikring ASA	66,460	1,146,718
Lincoln National Corp.	56,848	3,266,486
The Hartford Financial Services Group, Inc.	58,298	2,438,022
		19,223,014
Real estate investment trusts - 6.2%
DiamondRock Hospitality Company	68,540	968,470
Essex Property Trust, Inc.	6,797	1,562,630
FelCor Lodging Trust, Inc.	123,592	1,420,072
General Growth Properties, Inc.	36,187	1,069,326
Monogram Residential Trust, Inc.	107,893	1,005,563
Rexford Industrial Realty, Inc.	74,344	1,175,379
Simon Property Group, Inc.	16,568	3,241,364
		10,442,804
Thrifts and mortgage finance - 0.8%
First Defiance Financial Corp.	10,826	355,309
HomeStreet, Inc. (I)	27,014	494,896
United Community Financial Corp.	89,958	491,171
		1,341,376
		163,842,080
Information technology - 1.2%
IT services - 1.2%
Visa, Inc., Class A	31,756	2,077,160
TOTAL COMMON STOCKS (Cost $157,878,560)		$165,919,240

WARRANTS - 0.5%
Citigroup, Inc. (Expiration Date: 01/04/2019;
Strike Price: $106.10) (I)	185,654	135,527
Comerica, Inc. (Expiration Date: 11/14/2018;
Strike Price: $29.40) (I)	29,110	471,873
The PNC Financial Services Group, Inc.
(Expiration Date: 12/31/2018; Strike
Price: $67.33) (I)	6,265	164,143
TOTAL WARRANTS (Cost $878,936)		$771,543

SHORT-TERM INVESTMENTS - 0.9%
Repurchase agreement - 0.9%
Repurchase Agreement with State Street Corp.
dated 03/31/2015 at 0.000% to be
repurchased at $1,521,000 on 04/01/2015,
collateralized by $1,410,000 U.S. Treasury
Notes, 3.625% due 08/15/2019 (valued at
$1,556,358, including interest)	$1,521,000	$1,521,000
TOTAL SHORT-TERM INVESTMENTS (Cost $1,521,000)		$1,521,000
Total Investments (Financial Industries Trust)
(Cost $160,278,496) - 99.4%		$168,211,783
Other assets and liabilities, net - 0.6%		1,032,587
TOTAL NET ASSETS - 100.0%		$169,244,370

Franklin Templeton Founding Allocation Trust

	Shares or
	Principal
	Amount	Value
INVESTMENT COMPANIES - 100.0%
Affiliated Investment Companies (G) - 100.0%
Equity - 66.6%
Global, Series NAV (Templeton)	20,733,917	$411,982,923
Mutual Shares, Series NAV (Franklin)	28,715,113	412,636,178
		824,619,101
Fixed income - 33.4%
Income, Series NAV (Franklin)	34,452,192	413,081,783
TOTAL INVESTMENT COMPANIES (Cost $946,138,081)		$1,237,700,884
Total Investments (Franklin Templeton Founding Allocation
Trust) (Cost $946,138,081) - 100.0%		$1,237,700,884
Other assets and liabilities, net - 0.0%		(32,278)
TOTAL NET ASSETS - 100.0%		$1,237,668,606

The accompanying notes are an integral part of the financial statements.	73

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Fundamental All Cap Core Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 99.7%
Consumer discretionary - 28.8%
Hotels, restaurants and leisure - 1.7%
Starbucks Corp.	308,063	$29,173,566
Household durables - 8.8%
Lennar Corp., Class A	1,511,945	78,333,870
NVR, Inc. (I)	25,266	33,569,924
Tempur Sealy International, Inc. (I)	628,068	36,264,646
		148,168,440
Internet and catalog retail - 7.9%
Amazon.com, Inc. (I)	355,390	132,240,616
Specialty retail - 5.6%
CarMax, Inc. (I)	504,272	34,799,811
Group 1 Automotive, Inc.	324,395	28,005,020
Lowe’s Companies, Inc.	409,215	30,441,504
		93,246,335
Textiles, apparel and luxury goods - 4.8%
adidas AG	611,849	48,313,592
Ralph Lauren Corp.	250,653	32,960,870
		81,274,462
		484,103,419
Consumer staples - 2.2%
Beverages - 2.2%
Diageo PLC, ADR	121,296	13,411,699
SABMiller PLC	437,049	22,893,397
		36,305,096
		36,305,096
Energy - 6.2%
Energy equipment and services - 3.7%
National Oilwell Varco, Inc.	200,943	10,045,141
Schlumberger, Ltd.	311,134	25,961,021
Weatherford International PLC (I)	2,032,857	25,004,141
		61,010,303
Oil, gas and consumable fuels - 2.5%
Cabot Oil & Gas Corp.	704,098	20,792,014
Range Resources Corp.	412,301	21,456,144
		42,248,158
		103,258,461
Financials - 27.4%
Banks - 10.1%
Bank of America Corp.	4,858,584	74,773,608
CIT Group, Inc.	558,581	25,203,175
Citigroup, Inc.	1,355,082	69,813,825
		169,790,608
Capital markets - 12.1%
AllianceBernstein Holding LP	2,011,494	62,094,820
Morgan Stanley	1,366,208	48,759,964
T. Rowe Price Group, Inc.	432,982	35,062,882
The Goldman Sachs Group, Inc.	303,668	57,080,474
		202,998,140
Consumer finance - 1.8%
Santander Consumer USA Holdings, Inc.	1,309,547	30,302,918
Insurance - 3.4%
American International Group, Inc.	1,032,350	56,562,457
		459,654,123
Health care - 3.9%
Biotechnology - 1.9%
Amgen, Inc.	198,886	31,791,927
Health care providers and services - 1.5%
AMN Healthcare Services, Inc. (I)	1,108,782	25,579,601
Health care technology - 0.5%
Castlight Health, Inc., B Shares (I)	944,398	7,328,528
		64,700,056
Industrials - 7.3%
Aerospace and defense - 1.7%
TransDigm Group, Inc.	126,415	27,649,489
Electrical equipment - 1.7%
Sensata Technologies Holding NV (I)	509,214	29,254,344
Machinery - 0.3%
The Manitowoc Company, Inc.	237,449	5,119,400
Professional services - 1.5%
IHS, Inc., Class A (I)	226,926	25,815,102
Trading companies and distributors - 2.1%
United Rentals, Inc. (I)	249,406	22,735,851
WESCO International, Inc. (I)	182,962	12,787,214
		35,523,065
		123,361,400
Information technology - 19.7%
Communications equipment - 1.9%
QUALCOMM, Inc.	462,641	32,079,527
Internet software and services - 14.0%
Alibaba Group Holding, Ltd., ADR (I)	46,938	3,907,119
Bankrate, Inc. (I)	2,168,889	24,595,201
eBay, Inc. (I)	779,545	44,964,156
Facebook, Inc., Class A (I)	824,138	67,756,506
Google, Inc., Class A (I)	62,762	34,814,081
Google, Inc., Class C (I)	43,883	24,047,884
LinkedIn Corp., Class A (I)	143,163	35,770,707
		235,855,654
IT services - 1.3%
Blackhawk Network Holdings, Inc., Class B (I)	601,002	21,365,621
Software - 1.3%
Workday, Inc., Class A (I)	265,312	22,394,986
Technology hardware, storage and peripherals - 1.2%
NetApp, Inc.	556,710	19,740,937
		331,436,725
Materials - 4.2%
Containers and packaging - 2.0%
Avery Dennison Corp.	634,676	33,580,707
Paper and forest products - 2.2%
Louisiana-Pacific Corp. (I)	2,241,826	37,012,547
		70,593,254
TOTAL COMMON STOCKS (Cost $1,298,214,663)		$1,673,412,534

The accompanying notes are an integral part of the financial statements.	74

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Fundamental All Cap Core Trust (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 0.4%
Repurchase agreement - 0.4%
Barclays Tri-Party Repurchase Agreement
dated 03/31/2015 at 0.130% to be
repurchased at $3,730,013 on 04/01/2015,
collateralized by $3,844,600 U.S. Treasury
Inflation Indexed Notes 0.250% due
01/15/2025 (valued at $3,804,631,
including interest)	$3,730,000	$3,730,000
Repurchase Agreement with State Street Corp.
dated 03/31/2015 at 0.000% to be
repurchased at $2,437,000 on 04/01/2015,
collateralized by $2,255,000 U.S. Treasury
Notes, 3.625% due 08/15/2019 (valued at
$2,489,069, including interest)	2,437,000	2,437,000
		6,167,000
TOTAL SHORT-TERM INVESTMENTS (Cost $6,167,000)		$6,167,000
Total Investments (Fundamental All Cap Core Trust)
(Cost $1,304,381,663) - 100.1%		$1,679,579,534
Other assets and liabilities, net - (0.1%)		(1,388,483)
TOTAL NET ASSETS - 100.0%		$1,678,191,051

Fundamental Large Cap Value Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 99.1%
Consumer discretionary - 14.0%
Household durables - 8.3%
Lennar Corp., Class A	1,425,820	$73,871,734
NVR, Inc. (I)	23,192	30,814,283
Tempur Sealy International, Inc. (I)	704,022	40,650,230
		145,336,247
Specialty retail - 3.0%
Lowe’s Companies, Inc.	692,909	51,545,501
Textiles, apparel and luxury goods - 2.7%
adidas AG	603,961	47,690,729
		244,572,477
Consumer staples - 10.1%
Beverages - 5.7%
Diageo PLC, ADR	189,726	20,978,004
Heineken Holding NV	277,507	19,096,488
PepsiCo, Inc.	312,643	29,894,924
SABMiller PLC	563,946	29,540,485
		99,509,901
Food products - 1.0%
Danone SA	261,523	17,628,705
Household products - 1.3%
The Procter & Gamble Company	272,344	22,315,867
Tobacco - 2.1%
Imperial Tobacco Group PLC	491,930	21,579,123
Philip Morris International, Inc.	207,714	15,647,096
		37,226,219
		176,680,692
Energy - 9.9%
Energy equipment and services - 1.9%
National Oilwell Varco, Inc.	260,731	13,033,943
Weatherford International PLC (I)	1,614,418	19,857,341
		32,891,284
Oil, gas and consumable fuels - 8.0%
Apache Corp.	435,314	26,262,494
Cabot Oil & Gas Corp.	778,387	22,985,768
Chevron Corp.	248,518	26,089,420
Exxon Mobil Corp.	193,844	16,476,740
Occidental Petroleum Corp.	535,905	39,121,065
Southwestern Energy Company (I)	379,541	8,801,556
		139,737,043
		172,628,327
Financials - 33.7%
Banks - 16.9%
Bank of America Corp.	4,943,693	76,083,435
CIT Group, Inc.	803,270	36,243,542
Citigroup, Inc.	1,438,814	74,127,697
JPMorgan Chase & Co.	1,352,840	81,955,047
Wells Fargo & Company	484,580	26,361,152
		294,770,873
Capital markets - 11.0%
AllianceBernstein Holding LP	1,582,739	48,859,153
Morgan Stanley	1,377,325	49,156,729
State Street Corp.	346,927	25,509,542
The Goldman Sachs Group, Inc.	366,455	68,882,546
		192,407,970
Consumer finance - 1.6%
Santander Consumer USA Holdings, Inc.	1,217,784	28,179,522
Insurance - 4.2%
American International Group, Inc.	1,348,718	73,896,259
		589,254,624
Health care - 6.5%
Biotechnology - 1.3%
Amgen, Inc.	141,250	22,578,813
Health care equipment and supplies - 1.9%
Medtronic PLC	424,344	33,094,589
Pharmaceuticals - 3.3%
Merck & Company, Inc.	490,938	28,219,116
Novartis AG, ADR	289,281	28,525,999
		56,745,115
		112,418,517
Industrials - 9.0%
Air freight and logistics - 1.7%
FedEx Corp.	178,073	29,462,178
Electrical equipment - 1.8%
Sensata Technologies Holding NV (I)	550,752	31,640,702
Industrial conglomerates - 4.3%
Danaher Corp.	296,576	25,179,302
General Electric Company	2,032,532	50,427,119
		75,606,421
Trading companies and distributors - 1.2%
United Rentals, Inc. (I)	231,810	21,131,800
		157,841,101

The accompanying notes are an integral part of the financial statements.	75

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Fundamental Large Cap Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology - 12.1%
Communications equipment - 3.7%
Cisco Systems, Inc.	1,097,541	$30,209,816
QUALCOMM, Inc.	490,061	33,980,830
		64,190,646
Software - 2.4%
Microsoft Corp.	621,626	25,272,205
Oracle Corp.	389,356	16,800,712
		42,072,917
Technology hardware, storage and peripherals - 6.0%
Apple, Inc.	514,984	64,079,459
Samsung Electronics Company, Ltd.	30,919	40,094,313
		104,173,772
		210,437,335
Materials - 3.8%
Containers and packaging - 1.4%
Avery Dennison Corp.	471,810	24,963,467
Paper and forest products - 2.4%
Louisiana-Pacific Corp. (I)	2,533,787	41,832,823
		66,796,290
TOTAL COMMON STOCKS (Cost $1,596,261,466)		$1,730,629,363

SHORT-TERM INVESTMENTS - 0.5%
Repurchase agreement - 0.5%
Barclays Tri-Party Repurchase Agreement
dated 03/31/2015 at 0.130% to be
repurchased at $5,727,021 on 04/01/2015,
collateralized by $5,709,100 U.S. Treasury
Inflation Indexed Notes, 0.125% due
07/15/2022 (valued at $5,841,591,
including interest)	$5,727,000	$5,727,000
Repurchase Agreement with State Street Corp.
dated 03/31/2015 at 0.000% to be
repurchased at $3,742,000 on 04/01/2015,
collateralized by $3,460,000 U.S. Treasury
Notes, 3.625% due 08/15/2019 (valued at
$3,819,148, including interest)	3,742,000	3,742,000
		9,469,000
TOTAL SHORT-TERM INVESTMENTS (Cost $9,469,000)		$9,469,000
Total Investments (Fundamental Large Cap Value Trust)
(Cost $1,605,730,466) - 99.6%		$1,740,098,363
Other assets and liabilities, net - 0.4%		7,116,878
TOTAL NET ASSETS - 100.0%		$1,747,215,241

Global Bond Trust

		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 15.0%
U.S. Government - 14.6%
Treasury Inflation Protected Securities
0.125%, 07/15/2022 to 01/15/2023		$1,620,998	$1,629,392
0.250%, 07/15/2024 to 01/15/2025		16,860,300	16,945,283
1.375%, 01/15/2020		540,455	584,198
1.750%, 01/15/2028		3,793,516	4,443,156
2.375%, 01/15/2025 to 01/15/2027		5,822,640	7,101,137
2.500%, 01/15/2029		8,056,380	10,297,689
U.S. Treasury Bonds
2.750%, 08/15/2042		900,000	936,422
3.000%, 05/15/2042		700,000	763,930
3.125%, 11/15/2041 to 08/15/2044		3,600,000	4,033,501
3.375%, 05/15/2044		500,000	586,133
3.625%, 08/15/2043 to 02/15/2044		15,400,000	18,834,975
3.750%, 11/15/2043		2,200,000	2,748,797
4.250%, 05/15/2039		1,500,000	1,981,992
4.375%, 11/15/2039 to 05/15/2040		3,250,000	4,389,316
4.625%, 02/15/2040		500,000	698,477
5.500%, 08/15/2028		5,000,000	6,954,295
6.125%, 11/15/2027		1,950,000	2,821,102
6.250%, 05/15/2030		5,900,000	8,966,619
U.S. Treasury Notes
2.250%, 11/15/2024 (D)		4,800,000	4,934,251
2.500%, 08/15/2023 to 05/15/2024 (D)		4,000,000	4,205,220
			103,855,885
U.S. Government Agency - 0.4%
Federal Home Loan Mortgage Corp.
2.476%, 03/01/2035 (P)		62,443	66,709
Federal National Mortgage Association
2.003%, 12/01/2034 (P)		149,202	156,411
2.486%, 11/01/2034 (P)		880,148	941,346
3.000%, 04/14/2045		1,000,000	1,022,489
4.500%, 03/01/2028		65,240	71,219
5.136%, 05/01/2035 (P)		95,184	99,926
Government National
Mortgage Association
1.625%, 11/20/2023 to 06/20/2030 (P)		101,203	103,642
2.000%, 04/20/2030 to 05/20/2030 (P)		10,727	11,206
			2,472,948
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $102,923,003)			$106,328,833

FOREIGN GOVERNMENT
OBLIGATIONS - 52.7%
Australia - 0.8%
New South Wales Treasury Corp.
2.750%, 11/20/2025	AUD	1,500,000	1,730,872
3.750%, 11/20/2020		100,000	104,926
4.000%, 05/20/2026		1,500,000	1,280,101
Queensland Treasury Corp.
4.250%, 07/21/2023 (S)		2,800,000	2,375,621
			5,491,520
Brazil - 2.4%
Federative Republic of Brazil
5.172%, 10/01/2015 *	BRL	43,700,000	12,853,514
13.001%, 01/01/2018 (Z)		19,400,000	4,318,361
			17,171,875
Canada - 2.1%
Province of British Columbia
4.300%, 06/18/2042	CAD	600,000	619,428
Province of Ontario
2.450%, 06/29/2022		$1,300,000	1,332,578
3.450%, 06/02/2045	CAD	1,100,000	979,522

The accompanying notes are an integral part of the financial statements.	76

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Canada (continued)
Province of Ontario (continued)
3.500%, 06/02/2024	CAD	5,100,000	$4,536,465
Province of Quebec
2.750%, 08/25/2021		$4,000,000	4,176,868
3.000%, 09/01/2023	CAD	1,700,000	1,457,875
4.250%, 12/01/2021		2,200,000	2,030,747
			15,133,483
France - 7.6%
Caisse d’Amortissement de la Dette
Sociale
3.375%, 03/20/2024 (S)		$1,300,000	1,426,734
Government of France
1.000%, 05/25/2018	EUR	24,700,000	27,487,706
1.750%, 05/25/2023		700,000	841,233
3.000%, 04/25/2022		2,500,000	3,219,506
3.250%, 05/25/2045		1,900,000	3,165,713
4.000%, 10/25/2038		3,300,000	5,808,276
4.500%, 04/25/2041		6,100,000	11,802,648
			53,751,816
Germany - 0.5%
Federal Republic of Germany
0.100%, 04/15/2023		1,017,260	1,207,445
0.750%, 04/15/2018		1,774,987	2,010,701
			3,218,146
Greece - 0.4%
Athens Urban Transportation Organisation
4.851%, 09/19/2016		800,000	619,344
Republic of Greece
3.800%, 08/08/2017	JPY	410,000,000	2,413,477
			3,032,821
Italy - 12.3%
Republic of Italy
3.250%, 09/01/2046 (S)	EUR	3,700,000	5,035,948
4.000%, 02/01/2037		1,800,000	2,630,463
4.500%, 05/01/2023 to 03/01/2024		16,400,000	22,507,286
4.750%, 08/01/2023 to 09/01/2044 (S)		24,200,000	35,114,970
5.000%, 09/01/2040		4,500,000	7,669,223
5.500%, 09/01/2022 to 11/01/2022		7,200,000	10,251,322
6.000%, 08/04/2028	GBP	2,000,000	3,761,784
			86,970,996
Japan - 6.2%
Government of Japan
1.400%, 09/20/2034	JPY	190,000,000	1,666,821
1.500%, 12/20/2044		100,000,000	861,650
1.600%, 03/20/2033		1,610,000,000	14,773,782
1.700%, 09/20/2032 to 09/20/2044		2,860,000,000	26,648,863
			43,951,116
Mexico - 2.3%
Government of Mexico
1.290%, 06/08/2015		1,100,000,000	9,184,026
7.750%, 05/29/2031 to 11/23/2034	MXN	14,130,000	1,064,894
8.000%, 12/07/2023		80,000,000	5,983,508
			16,232,428
New Zealand - 1.2%
Dominion of New Zealand
2.000%, 09/20/2025	NZD	3,800,000	3,001,702
5.000%, 03/15/2019		6,300,000	5,036,085
6.000%, 12/15/2017		600,000	481,843
			8,519,630
Norway - 0.1%
Government of Norway
3.750%, 05/25/2021	NOK	3,800,000	541,293
			541,293
Poland - 3.3%
Republic of Poland
3.250%, 07/25/2025	PLN	59,900,000	17,163,061
4.000%, 10/25/2023		20,900,000	6,290,682
			23,453,743
Slovenia - 2.4%
Republic of Slovenia
4.125%, 02/18/2019		$1,250,000	1,321,553
4.700%, 11/01/2016 (S)	EUR	2,600,000	2,994,234
4.750%, 05/10/2018		$7,700,000	8,249,472
5.250%, 02/18/2024 (S)		4,100,000	4,705,775
			17,271,034
Spain - 6.2%
Autonomous Community of Catalonia
3.875%, 04/07/2015	EUR	50,000	53,715
4.300%, 11/15/2016		1,600,000	1,803,004
4.900%, 09/15/2021		50,000	62,521
4.950%, 02/11/2020		200,000	245,873
Kingdom of Spain
3.800%, 04/30/2024 (S)		12,100,000	15,973,885
4.400%, 10/31/2023 (S)		6,900,000	9,427,286
4.700%, 07/30/2041		2,400,000	4,028,702
5.150%, 10/31/2044 (S)		5,600,000	10,246,499
Xunta de Galicia
6.131%, 04/03/2018		2,000,000	2,511,269
			44,352,754
United Kingdom - 4.9%
Government of United Kingdom
2.250%, 09/07/2023	GBP	1,700,000	2,670,035
2.750%, 09/07/2024		1,900,000	3,104,280
3.250%, 01/22/2044		8,700,000	15,438,816
3.500%, 01/22/2045		1,700,000	3,158,050
4.250%, 06/07/2032 to 12/07/2040		3,100,000	6,282,097
4.500%, 09/07/2034		1,300,000	2,650,613
4.750%, 12/07/2038		600,000	1,304,564
			34,608,455
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $400,766,553)			$373,701,110

CORPORATE BONDS - 15.1%
Australia - 1.7%
Australia & New Zealand Banking
Group, Ltd.
1.000%, 10/06/2015 (S)		$9,800,000	9,829,507
Westpac Banking Corp.
1.850%, 11/26/2018 (S)		2,300,000	2,323,918
			12,153,425
Brazil - 0.8%
Petrobras Global Finance BV
3.151%, 03/17/2020 (P)		900,000	776,250

The accompanying notes are an integral part of the financial statements.	77

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Brazil (continued)
Petrobras Global Finance BV (continued)
3.250%, 03/17/2017		$5,100,000	$4,704,750
			5,481,000
Denmark - 0.8%
Nykredit Realkredit A/S
2.000%, 04/01/2015 to 10/01/2015	DKK	9,000,000	1,302,145
4.000%, 06/03/2036 (P)	EUR	1,650,000	1,798,292
6.000%, 10/01/2029	DKK	65,443	11,208
Realkredit Danmark A/S
1.300%, 01/01/2038 (P)		309,377	47,017
2.000%, 01/01/2016		16,700,000	2,441,942
			5,600,604
France - 1.6%
BNP Paribas Home Loan SFH
2.200%, 11/02/2015 (S)		$5,800,000	5,856,376
Cie de Financement Foncier SA
2.500%, 09/16/2015 (S)		5,100,000	5,145,951
			11,002,327
Germany - 1.7%
FMS Wertmanagement AoeR
3.375%, 06/17/2021	EUR	2,200,000	2,852,665
KFW
6.250%, 05/19/2021	AUD	9,900,000	9,106,983
			11,959,648
Greece - 0.1%
Hellenic Railways Organization SA
5.014%, 12/27/2017	EUR	100,000	72,042
National Bank of Greece SA
3.875%, 10/07/2016		800,000	736,383
			808,425
Ireland - 0.6%
Depfa ACS Bank
3.875%, 11/14/2016		1,400,000	1,595,114
5.125%, 03/16/2037 (S)		$600,000	769,170
5.125%, 03/16/2037		1,700,000	2,179,315
			4,543,599
Italy - 1.0%
Banca Carige SpA
3.750%, 11/25/2016	EUR	1,400,000	1,587,552
3.875%, 10/24/2018		2,800,000	3,355,459
Banco Popolare SC
3.500%, 03/14/2019		300,000	341,639
Intesa Sanpaolo SpA
3.625%, 08/12/2015 (S)		$1,800,000	1,816,920
			7,101,570
Ivory Coast - 0.4%
African Development Bank
5.250%, 03/23/2022	AUD	2,900,000	2,546,705
			2,546,705
Japan - 0.1%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
1.700%, 03/05/2018 (S)		$900,000	900,910
			900,910
Jersey, Channel Islands - 0.4%
HBOS Capital Funding LP (9.540% to
03/19/2018, then GBP
LIBOR + 6.750%)
03/19/2018 (Q)	GBP	1,700,000	2,650,335
			2,650,335
Luxembourg - 0.3%
Gazprom OAO
9.250%, 04/23/2019		$1,900,000	2,040,790
			2,040,790
Netherlands - 0.5%
ING Bank NV
2.625%, 12/05/2022		3,500,000	3,601,220
			3,601,220
Sweden - 0.4%
Stadshypotek AB
4.250%, 10/10/2017	AUD	2,400,000	1,896,715
Swedbank AB
2.200%, 03/04/2020 (S)		$1,200,000	1,205,464
			3,102,179
Switzerland - 0.6%
EUROFIMA
6.250%, 12/28/2018	AUD	3,000,000	2,593,350
UBS AG (7.250% to 02/22/2017, then
5 Year U.S. Swap Rate + 6.061%)
02/22/2022		$1,800,000	1,937,083
			4,530,433
United Kingdom - 1.2%
European Bank for Reconstruction &
Development
0.500%, 12/21/2023	AUD	200,000	118,262
Imperial Tobacco Finance PLC
7.750%, 06/24/2019	GBP	1,400,000	2,552,000
Royal Bank of Scotland Group PLC
(6.990% to 10/05/2017, then 3 month
LIBOR + 2.670%)
10/05/2017 (Q) (S)		$1,600,000	1,888,000
Tesco PLC
5.000%, 03/24/2023	GBP	100,000	157,469
6.125%, 02/24/2022		1,450,000	2,442,631
The Royal Bank Of Scotland PLC
9.500%, 03/16/2022 (P)		$1,200,000	1,353,355
			8,511,717
United States - 2.9%
Ally Financial, Inc.
4.625%, 06/26/2015		2,000,000	2,010,000
Altria Group, Inc.
9.250%, 08/06/2019		443,000	568,405
Bank of America Corp.
2.600%, 01/15/2019		500,000	508,896
Computer Sciences Corp.
6.500%, 03/15/2018		2,050,000	2,265,371
OneMain Financial Holdings, Inc.
6.750%, 12/15/2019 (S)		300,000	309,750
7.250%, 12/15/2021 (S)		200,000	207,000
Red Oak Power LLC
8.540%, 11/30/2019		672,421	714,448
Sprint Communications, Inc.
8.375%, 08/15/2017		5,637,000	6,116,145
9.125%, 03/01/2017		100,000	109,250

The accompanying notes are an integral part of the financial statements.	78

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Starwood Hotels & Resorts
Worldwide, Inc.
6.750%, 05/15/2018		$3,000,000	$3,434,220
Tesoro Logistics LP
6.125%, 10/15/2021		2,200,000	2,266,000
The Cleveland Electric Illuminating
Company
5.700%, 04/01/2017		1,560,000	1,671,162
Wells Fargo & Company (5.875% to
06/15/2025, then 3 month
LIBOR + 3.990%)
06/15/2025 (Q)		400,000	423,080
			20,603,727
TOTAL CORPORATE BONDS (Cost $109,522,144)			$107,138,614

MUNICIPAL BONDS - 0.0%
Iowa Tobacco Settlement Authority,
Series A 6.500%, 06/01/2023		325,000	325,328
TOTAL MUNICIPAL BONDS (Cost $325,000)			$325,328

COLLATERALIZED MORTGAGE
OBLIGATIONS - 11.6%
Australia - 0.1%
Puma Finance PTY, Ltd., Series 2006-G5,
Class A1
0.402%, 02/21/2038 (P) (S)		198,429	197,394
The Superannuation Member Home Loan
Programme, Series 2009-3, Class A1
3.680%, 11/07/2040 (P)	AUD	541,129	412,744
Torrens Trust, Series 2007-1, Class A
2.685%, 10/19/2038 (P)		607,890	461,283
			1,071,421
Italy - 0.7%
Berica ABS SRL, Series 2011-1, Class A1
0.321%, 12/31/2055 (P)	EUR	948,150	1,014,124
Creso S.R.L, Series 2, Class A
0.721%, 12/30/2060 (P)		3,628,614	3,897,392
			4,911,516
United Kingdom - 2.9%
Alba PLC, Series 2006-2, Class A3A
0.734%, 12/15/2038 (P)	GBP	262,629	368,011
Business Mortgage Finance 7 PLC,
Series 7X, Class A1
2.562%, 02/15/2041 (P)		1,113,246	1,639,929
Darrowby NO 2 PLC, Series 2012-1,
Class A
2.265%, 02/20/2044 (P)		1,778,213	2,683,767
Fosse Master Issuer PLC, Series 2012-1A,
Class 2B2
2.663%, 10/18/2054 (P) (S)		3,100,000	4,631,098
Great Hall Mortgages PLC, Series 2007-1,
Class A2A
0.694%, 03/18/2039 (P)		1,403,357	1,984,193
Mansard Mortgages PLC, Series 2007-2X,
Class A1
1.214%, 12/15/2049 (P)		6,347,853	9,191,560
			20,498,558
United States - 7.9%
Adjustable Rate Mortgage Trust,
Series 2005-5, Class 2A1
2.760%, 09/25/2035 (P)		133,483	117,955
Alternative Loan Trust
Series 2006-OA9, Class 2A1B,
0.376%, 07/20/2046 (P)		471,192	337,175
Series 2007-OA3, Class 1A1,
0.314%, 04/25/2047 (P)		3,935,939	3,312,624
American Home Mortgage
Investment Trust, Series 2004-3,
Class 5A
2.069%, 10/25/2034 (P)		47,051	47,118
Banc of America Funding Corp.
Series 2005-E , Class 1A1,
0.466%, 05/20/2035 (P)		341,873	234,319
Series 2006-J, Class 4A1,
2.868%, 01/20/2047 (P)		144,099	120,056
Banc of America Mortgage
Securities, Inc., Series 2005-B,
Class 2A2
2.657%, 03/25/2035 (P)		828,778	756,454
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2003-6, Class 1A1,
2.500%, 08/25/2033 (P)		76,174	76,722
Series 2003-7, Class 6A,
2.466%, 10/25/2033 (P)		95,242	95,898
Series 2003-9, Class 2A1,
2.797%, 02/25/2034 (P)		17,059	16,676
Series 2004-2, Class 22A,
2.648%, 05/25/2034 (P)		223,396	215,004
Series 2004-2, Class 23A,
2.482%, 05/25/2034 (P)		88,397	81,993
Series 2004-9, Class 22A1,
3.015%, 11/25/2034 (P)		74,535	74,930
Series 2005-12, Class 23A1,
2.486%, 02/25/2036 (P)		882,212	726,880
Series 2005-2, Class A1,
2.680%, 03/25/2035 (P)		1,090,935	1,101,685
Series 2005-2, Class A2,
2.515%, 03/25/2035 (P)		911,072	912,790
Bear Stearns Alt-A Trust
Series 2005-7, Class 22A1,
2.651%, 09/25/2035 (P)		1,130,112	965,874
Series 2005-9, Class 24A1,
2.589%, 11/25/2035 (P)		823,914	632,929
Bear Stearns Structured
Products, Inc. Trust, Series 2007-R6,
Class 1A1
2.514%, 01/26/2036 (P)		1,954,359	1,537,422
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A1,
2.230%, 09/25/2035 (P)		356,689	358,895
Series 2005-6, Class A2,
2.280%, 09/25/2035 (P)		416,112	416,871
Countrywide Alternative Loan Trust
Series 2005-21CB, Class A3,
5.250%, 06/25/2035		164,180	151,106
Series 2005-56, Class 2A2,
2.168%, 11/25/2035 (P)		110,438	92,411
Series 2005-56, Class 2A3,
1.628%, 11/25/2035 (P)		132,435	107,454

The accompanying notes are an integral part of the financial statements.	79

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States (continued)
Countrywide Alternative Loan Trust (continued)
Series 2007-11T1, Class A12,
0.524%, 05/25/2037 (P)	$383,211	$233,351
Series 2007-16CB, Class 5A1,
6.250%, 08/25/2037	174,180	154,483
Countrywide Home Loan Mortgage
Pass Through Trust
Series 2004-12, Class 11A1,
2.590%, 08/25/2034 (P)	66,538	58,135
Series 2004-22, Class A3,
2.408%, 11/25/2034 (P)	219,990	207,363
Series 2004-HYB5, Class 2A1,
2.349%, 04/20/2035 (P)	62,877	62,876
Series 2004-25, Class 1A1,
0.504%, 02/25/2035 (P)	43,283	39,702
Series 2004-25, Class 2A1,
0.514%, 02/25/2035 (P)	65,966	59,293
Series 2005-2, Class 2A1,
0.494%, 03/25/2035 (P)	93,974	89,591
Credit Suisse First Boston
Mortgage Securities Corp.
Series 2003-AR18, Class 2A3,
2.244%, 07/25/2033 (P)	17,736	17,576
Series 2003-AR20, Class 2A1,
2.474%, 08/25/2033 (P)	213,478	215,038
Series 2003-8, Class 5A1,
6.500%, 04/25/2033	18,764	19,218
DBRR Trust, Series 2013-EZ2, Class A
0.853%, 02/25/2045 (P) (S)	416,726	416,630
DSLA Mortgage Loan Trust,
Series 2006-AR2, Class 2AB3
0.488%, 10/19/2036 (P)	1,472,013	612,645
Federal Home Loan Mortgage Corp.,
Series T-62, Class 1A1
1.314%, 10/25/2044 (P)	1,319,841	1,354,465
Federal National Mortgage Association
Series 2002-W8, Class F,
0.574%, 09/25/2032 (P)	5,269	5,264
Series 2004-W2, Class 5AF,
0.524%, 03/25/2044 (P)	50,375	50,340
Series 2011-53, Class FT,
0.754%, 06/25/2041 (P)	3,179,580	3,222,826
First Horizon Mortgage Pass
Through Trust, Series 2005-AR3,
Class 2A1
2.610%, 08/25/2035 (P)	128,266	116,957
First Republic Mortgage Loan Trust,
Series 2001-FRB1, Class A
0.525%, 11/15/2031 (P)	62,610	59,517
GMACM Mortgage Corp. Loan Trust,
Series 2004-AR1, Class 22A
2.919%, 06/25/2034 (P)	21,455	20,588
Government National Mortgage
Association, Series 2004-68, Class ZC
6.000%, 08/20/2034	2,535,410	2,915,660
GreenPoint Mortgage Funding Trust,
Series 2006-OH1, Class A1
0.354%, 01/25/2037 (P)	275,226	208,921
GreenPoint Mortgage Pass-Through
Certificates, Series 2003-1, Class A1
2.784%, 10/25/2033 (P)	17,512	17,247
GS Mortgage Securities Corp. II,
Series 2012-GCJ9, Class XA IO
2.350%, 11/10/2045	4,358,343	500,778
GSR Mortgage Loan Trust, Series 2003-1,
Class A2
1.860%, 03/25/2033 (P)	67,445	66,224
HarborView Mortgage Loan Trust
Series 2003-1, Class A,
2.481%, 05/19/2033 (P)	168,893	167,465
Series 2005-4, Class 3A1,
2.608%, 07/19/2035 (P)	53,471	48,089
IndyMac Index Mortgage Loan Trust,
Series 2004-AR11, Class 2A
2.523%, 12/25/2034 (P)	81,184	73,696
JPMorgan Alternative Loan Trust,
Series 2006-A6, Class 2A1
5.500%, 11/25/2036 (P)	3,264	3,225
JPMorgan Mortgage Trust
Series 2003-A2, Class 3A1,
1.990%, 11/25/2033 (P)	91,890	90,581
Series 2006-S2, Class 1A3,
5.500%, 07/25/2036	491,437	466,679
Series 2007-A1, Class 5A6,
2.556%, 07/25/2035 (P)	382,162	367,543
Series 2007-A1, Class 5A5,
2.556%, 07/25/2035 (P)	420,378	427,044
MASTR Adjustable Rate Mortgages Trust,
Series 2007-HF1, Class A1
0.414%, 05/25/2037 (P)	328,796	221,604
Merrill Lynch Mortgage Investors Trust
Series 2003-A2, Class 1A1,
2.216%, 02/25/2033 (P)	140,331	133,335
Series 2005-2, Class 1A,
1.582%, 10/25/2035 (P)	581,135	563,095
Series 2005-3, Class 4A,
0.424%, 11/25/2035 (P)	682,393	635,928
Series 2005-A10, Class A,
0.384%, 02/25/2036 (P)	3,828,849	3,495,081
Series 2005-A8, Class A3A2,
0.424%, 08/25/2036 (P)	79,237	75,690
Merrill Lynch/Countrywide
Commercial Mortgage Trust
Series 2007-8, Class A3,
5.874%, 08/12/2049 (P)	3,200,000	3,469,584
Series 2006-3, Class A4,
5.414%, 07/12/2046 (P)	2,198,913	2,298,836
MRFC Mortgage Pass Through Trust,
Series 2000-TBC3, Class A1
0.615%, 12/15/2030 (P)	34,701	33,078
NCUA Guaranteed Notes Trust
Series 2010-R1, Class 1A,
0.621%, 10/07/2020 (P)	2,381,279	2,395,219
Series 2010-R2, Class 1A,
0.545%, 11/06/2017 (P)	5,591,500	5,606,105
Residential Accredit Loans, Inc.
Series 2006-QA2, Class 2A1,
3.568%, 02/25/2036 (P)	664,333	492,599
Series 2006-QO6, Class A1,
0.354%, 06/25/2046 (P)	1,899,364	845,244
Series 2007-QH4, Class A2,
0.404%, 05/25/2037 (P)	310,009	82,119

The accompanying notes are an integral part of the financial statements.	80

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States (continued)
Residential Accredit Loans, Inc. (continued)
Series 2007-QO2, Class A1,
0.324%, 02/25/2047 (P)		$543,835	$309,288
Residential Asset Securitization Trust,
Series 2006-R1, Class A2
0.574%, 01/25/2046 (P)		528,593	274,837
Residential Funding Mortgage
Securities Trust, Series 2005-SA4,
Class 1A21
2.990%, 09/25/2035 (P)		156,306	123,544
Sequoia Mortgage Trust
Series 5, Class A,
0.878%, 10/19/2026 (P)		25,027	24,550
Series 2003-4, Class 2A1,
0.526%, 07/20/2033 (P)		133,320	125,143
Sovereign Commercial Mortgage
Securities Trust, Series 2007-C1,
Class D
5.986%, 07/22/2030 (P) (S)		1,100,000	1,100,066
Structured Adjustable Rate
Mortgage Loan Trust
Series 2004-1, Class 4A1,
2.545%, 02/25/2034 (P)		134,395	134,357
Series 2004-12, Class 7A1,
2.694%, 09/25/2034 (P)		286,683	286,680
Series 2004-4, Class 3A2,
2.423%, 04/25/2034 (P)		283,064	283,195
Series 2005-18, Class 6A1,
2.490%, 09/25/2035 (P)		348,523	308,882
Structured Asset
Mortgage Investments, Inc.
Series 2006-AR5, Class 1A1,
0.384%, 05/25/2046 (P)		587,341	436,906
Series 2004-AR3, Class 1A2,
0.758%, 07/19/2034 (P)		76,088	75,271
Thornburg Mortgage Securities Trust
Series 2003-5, Class 1A,
2.013%, 10/25/2043 (P)		684,654	670,226
Series 2007-2, Class A1,
1.424%, 06/25/2037 (P)		865,358	753,430
Series 2007-2, Class A2A,
1.941%, 06/25/2037 (P)		697,770	670,126
Series 2007-2, Class A3A,
5.750%, 06/25/2037 (P)		1,258,050	1,253,828
Series 2007-3, Class 2A1,
1.424%, 06/25/2047 (P)		227,409	202,679
Series 2007-3, Class 3A1,
1.421%, 06/25/2047 (P)		416,215	372,061
Series 2007-3, Class 4A1,
5.921%, 06/25/2047 (P)		446,371	434,269
Wachovia Bank Commercial
Mortgage Trust, Series 2006-C28,
Class A4
5.572%, 10/15/2048		167,684	176,319
WaMu Mortgage Pass-
Through Certificates
Series 2002-AR17, Class 1A,
1.328%, 11/25/2042 (P)		279,881	261,193
Series 2002-AR2, Class A,
1.948%, 02/27/2034 (P)		51,411	49,890
Series 2003-AR5, Class A7,
2.444%, 06/25/2033 (P)		83,507	84,110
Series 2005-AR2, Class 2A1A,
0.484%, 01/25/2045 (P)		50,347	46,656
Washington Mutual Alternative Mortgage
Pass-Through Certificates,
Series 2006-AR5, Class 3A
1.068%, 07/25/2046 (P)		329,760	190,429
Wells Fargo Mortgage Backed
Securities Trust, Series 2005-AR11,
Class 1A1
2.615%, 06/25/2035 (P)		1,361,571	1,348,338
WFRBS Commercial Mortgage Trust,
Series 2013-C11, Class XA IO
1.490%, 03/15/2045 (S)		12,562,414	882,371
			56,086,412
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $85,532,200)			$82,567,907

ASSET BACKED SECURITIES - 1.0%
Cayman Islands - 0.2%
CIFC Funding, Ltd., Series 2007-1A,
Class A1l
0.516%, 05/10/2021 (P) (S)		1,125,536	1,112,640
Franklin CLO, Ltd., Series 5A, Class A2
0.531%, 06/15/2018 (P) (S)		238,715	237,914
Fraser Sullivan CLO, Ltd.,
Series 2006-1A, Class A2
0.531%, 03/15/2020 (P) (S)		74,755	74,696
			1,425,250
Ireland - 0.2%
Magi Funding PLC, Series 2010-1A,
Class A
0.429%, 04/11/2021 (P) (S)	EUR	317,793	339,657
Mercator CLO II PLC, Series X, Class A1
0.283%, 02/18/2024 (P)		481,239	513,157
Race Point III CLO, Ltd., Series 2006-3,
Class A
0.513%, 04/15/2020 (P) (S)		$626,988	625,378
			1,478,192
Luxembourg - 0.1%
Penta CLO SA, Series 2007-1X, Class A1
0.398%, 06/04/2024 (P)	EUR	697,367	744,334
			744,334
Netherlands - 0.3%
Halcyon Structured Asset Management
European CLO, Series 2006-II,
Class BV
0.381%, 01/25/2023 (P)		578,456	618,098
Highlander Euro CDO III BV,
Series 2007-3X, Class A
0.281%, 05/01/2023 (P)		1,215,173	1,287,016
			1,905,114
United States - 0.2%
Access Group, Inc., Series 2008-1,
Class A
1.556%, 10/27/2025 (P)		$1,059,861	1,062,053

The accompanying notes are an integral part of the financial statements.	81

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
United States (continued)
Amortizing Residential Collateral Trust,
Series 2002-BC4, Class A
0.754%, 07/25/2032 (P)	$6,344	$5,857
Amresco Residential Securities,
Series 1999-1, Class A
1.114%, 06/25/2029 (P)	27,650	25,510
First Alliance Mortgage Loan,
Series 1997-4, Class A3
0.168%, 12/20/2027 (P)	15,006	14,330
Home Equity Asset Trust, Series 2002-1,
Class A4
0.771%, 11/25/2032 (P)	1,283	1,134
Residential Asset Mortgage
Products, Inc. Trust, Series 2002-RS3
0.731%, 06/25/2032 (P)	11,508	10,791
Residential Asset Securities Corp. Trust,
Series 2002-KS4, Class AIIB
0.674%, 07/25/2032 (P)	26,936	22,910
Securitized Asset Backed
Receivables LLC Trust,
Series 2007-NC1, Class A2A
0.224%, 12/25/2036 (P)	57,346	32,629
Small Business Administration
Participation Certificates,
Series 2000-20K, Class 1
7.220%, 11/01/2020	24,095	25,460
		1,200,674
TOTAL ASSET BACKED SECURITIES (Cost $7,340,138)		$6,753,564

TERM LOANS (M) - 0.1%
United Kingdom - 0.1%
Virgin Media Investment Holdings, Ltd.
3.500%, 06/07/2020	512,886	512,102
		512,102
TOTAL TERM LOANS (Cost $511,895)		$512,102

COMMON STOCKS - 0.0%
Financials - 0.0%
Rescap Liquidating Trust (I)	5,054	53,067
		53,067
TOTAL COMMON STOCKS (Cost $15,920)		$53,067

PREFERRED SECURITIES - 0.0%
United States - 0.0%
Navient Corp., 2.806%	9,800	$236,670
		236,670
TOTAL PREFERRED SECURITIES (Cost $110,250)		$236,670

ESCROW SHARES - 0.2%
United States - 0.2%
Lehman Brothers Holdings, Inc.
5.460%, 12/30/2016 (I)	4,100,000	579,125
5.625%, 01/24/2049 (I)	4,500,000	646,875
6.875%, 05/02/2018 (I)	2,100,000	304,500
		1,530,500
TOTAL ESCROW SHARES (Cost $0)		$1,530,500

PURCHASED OPTIONS - 0.0%
Put options - 0.0%
Over the Counter on 30 Year Interest Rate
Swap. Receive a fixed rate of 3.450%
and pay a floating rate based on 3-
month LIBOR (Expiration Date:
09/21/2015; Strike Rate: 3.450%;
Counterparty: Bank of America NA) (I)	7,000,000	$19,480
Over the Counter on 30 Year Interest Rate
Swap. Receive a fixed rate of 3.450%
and pay a floating rate based on 3-
month LIBOR (Expiration Date:
09/21/2015; Strike Rate: 3.450%;
Counterparty: Citibank NA) (I)	3,600,000	10,018
		29,498
Call options - 0.0%
Over the Counter on the USD vs. JPY
(Expiration Date: 05/07/2015; Strike
Price: $124.00; Counterparty:
Barclays Capital) (I)	2,500,000	5,565
Over the Counter on the USD vs. JPY
(Expiration Date: 05/07/2015; Strike
Price: $124.00; Counterparty: HSBC
Bank USA) (I)	11,800,000	26,267
		31,832
TOTAL PURCHASED OPTIONS (Cost $957,763)		$61,330

CERTIFICATE OF DEPOSIT - 1.6%
Credit Suisse 0.552%, 08/24/2015	$6,600,000	$6,600,370
Intesa Sanpaolo SpA
1.632%, 04/11/2016 (P)	4,700,000	4,714,617
TOTAL CERTIFICATE OF DEPOSIT (Cost $11,300,000)		$11,314,987

SHORT-TERM INVESTMENTS - 9.9%
U.S. Government - 0.2%
U.S. Treasury Bills
0.011%, 06/04/2015 (D) *	300,000	299,991
0.012%, 06/11/2015 (D) *	264,000	263,990
0.018%, 05/21/2015 (D) *	414,000	413,984
0.020%, 05/28/2015 (D) *	691,000	690,962
		1,668,927
U.S. Government Agency - 2.3%
Federal Home Loan Bank Discount Notes
0.051%, 04/02/2015 *	6,800,000	6,799,991
0.078%, 04/24/2015 *	6,200,000	6,199,839
0.092%, 04/29/2015 *	2,900,000	2,899,910
0.672%, 05/22/2015 *	100,000	99,994
		15,999,734
Repurchase agreement - 7.4%
Repurchase Agreement with Royal Bank
of Canada dated 03/31/2015 at 0.320%
to be repurchased at $51,600,459 on
04/01/2015, collateralized by
$49,615,000 U.S. Treasury Notes,
2.625% due 08/15/2020 (valued at
$52,775,476, including interest)	51,600,000	51,600,000

The accompanying notes are an integral part of the financial statements.	82

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement (continued)
Repurchase Agreement with State
Street Corp. dated 03/31/2015 at
0.000% to be repurchased at $776,000
on 04/01/2015, collateralized by
$720,000 U.S. Treasury Notes, 3.625%
due 08/15/2019 (valued at $794,736,
including interest)	$776,000	$776,000
		52,376,000
TOTAL SHORT-TERM INVESTMENTS (Cost $70,044,544)		$70,044,661
Total Investments (Global Bond Trust)
(Cost $789,349,410) - 107.2%		$760,568,673
Other assets and liabilities, net - (7.2%)		(50,874,172)
TOTAL NET ASSETS - 100.0%		$709,694,501

SALE COMMITMENTS OUTSTANDING - (17.1)%
U.S. Government Agency - (17.1)%
Federal National Mortgage Association
3.500%, TBA (C)	(4,000,000)	(4,202,188)
3.500%, TBA (C)	(11,100,000)	(11,632,887)
4.000%, TBA (C)	$(33,000,000)	(35,228,061)
4.500%, TBA (C)	(64,500,000)	(70,181,128)
TOTAL SALE COMMITMENTS
OUTSTANDING (Cost $(120,903,241))		$(121,244,264)

Global Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 99.0%
Brazil - 0.7%
Petroleo Brasileiro SA, ADR	771,260	$4,696,973
		4,696,973
Canada - 1.7%
Suncor Energy, Inc.	18,400	537,668
Talisman Energy, Inc.	1,478,070	11,331,617
		11,869,285
China - 1.3%
China Shenhua Energy Company, Ltd.,
H Shares	1,758,990	4,486,654
China Telecom Corp., Ltd., ADR	63,840	4,107,466
Dongfang Electric Corp., Ltd., H Shares	354,156	683,369
		9,277,489
Denmark - 0.6%
FLSmidth & Company A/S (L)	97,678	4,389,117
		4,389,117
France - 9.3%
AXA SA	416,675	10,487,327
BNP Paribas SA	157,428	9,578,830
Cie Generale des Etablissements Michelin	100,817	10,025,702
Credit Agricole SA	643,988	9,463,341
Sanofi	116,374	11,492,940
Technip SA	54,712	3,309,396
Total SA	214,886	10,681,299
		65,038,835
Germany - 5.5%
Commerzbank AG (I)	176,910	2,430,945
Deutsche Lufthansa AG	688,266	9,637,529
Merck KGaA	92,112	10,308,935
Metro AG	192,410	6,520,718
SAP SE	14,430	1,042,958
Siemens AG	76,629	8,287,712
		38,228,797
Hong Kong - 1.4%
China Mobile, Ltd.	224,500	2,925,772
Kunlun Energy Company, Ltd.	6,808,940	6,613,235
		9,539,007
Ireland - 4.1%
CRH PLC	532,547	13,927,560
Medtronic PLC	189,570	14,784,564
		28,712,124
Israel - 2.4%
Teva Pharmaceutical Industries, Ltd., ADR	269,510	16,790,473
		16,790,473
Italy - 2.2%
Eni SpA	361,942	6,264,519
Saipem SpA (I)(L)	64,496	656,050
UniCredit SpA	1,258,062	8,531,252
		15,451,821
Japan - 3.1%
Konica Minolta, Inc.	384,810	3,899,796
Nissan Motor Company, Ltd.	912,300	9,278,595
Toyota Motor Corp.	121,450	8,477,663
		21,656,054
Netherlands - 5.9%
Aegon NV	684,730	5,406,375
Akzo Nobel NV	138,227	10,451,249
ING Groep NV (I)	564,306	8,265,909
Koninklijke Philips NV	182,255	5,170,548
NN Group NV (I)	17,082	484,269
QIAGEN NV (I)	149,915	3,762,013
Royal Dutch Shell PLC, B Shares	180,226	5,614,072
TNT Express NV	351,140	2,230,363
		41,384,798
Portugal - 1.0%
Galp Energia SGPS SA	615,176	6,652,680
		6,652,680
Russia - 1.0%
MMC Norilsk Nickel OJSC, ADR	408,519	7,282,067
		7,282,067
Singapore - 1.9%
DBS Group Holdings, Ltd.	507,510	7,525,285
Singapore Telecommunications, Ltd.	1,855,100	5,907,024
		13,432,309
South Korea - 4.6%
KB Financial Group, Inc., ADR	237,588	8,348,842
POSCO	22,550	4,928,708
Samsung Electronics Company, Ltd.	14,610	18,945,567
		32,223,117
Spain - 1.3%
Telefonica SA	653,962	9,305,521
		9,305,521

The accompanying notes are an integral part of the financial statements.	83

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Global Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Sweden - 1.9%
Getinge AB, B Shares (L)	361,144	$8,923,434
Telefonaktiebolaget LM Ericsson, B Shares	361,217	4,535,058
		13,458,492
Switzerland - 4.3%
Credit Suisse Group AG (I)	368,512	9,914,428
Roche Holding AG	49,452	13,589,019
Swiss Re AG	64,435	6,215,269
		29,718,716
Thailand - 0.2%
Bangkok Bank PCL	294,700	1,669,727
		1,669,727
Turkey - 1.2%
Turkcell Iletisim Hizmetleri AS, ADR (I)	639,720	8,335,552
		8,335,552
United Kingdom - 10.9%
Aviva PLC	625,393	5,004,925
BAE Systems PLC	717,018	5,556,552
BP PLC	999,612	6,479,621
GlaxoSmithKline PLC	406,743	9,363,159
HSBC Holdings PLC (L)	1,004,839	8,599,187
International Consolidated
Airlines Group SA (I)	348,793	3,108,853
Kingfisher PLC	1,932,055	10,900,747
Michael Kors Holdings, Ltd. (I)	47,429	3,118,457
Noble Corp. PLC (L)	359,590	5,134,945
Serco Group PLC (L)	949,001	1,926,070
Sky PLC	410,505	6,039,318
Tesco PLC	1,880,624	6,712,964
Vodafone Group PLC	1,318,475	4,314,460
		76,259,258
United States - 32.5%
Actavis PLC (I)	22,238	6,618,474
American International Group, Inc.	222,750	12,204,473
Amgen, Inc.	86,810	13,876,579
Baker Hughes, Inc.	110,260	7,010,331
Best Buy Company, Inc.	141,260	5,338,215
Capital One Financial Corp.	22,180	1,748,228
Chesapeake Energy Corp. (L)	216,790	3,069,746
Chevron Corp.	57,040	5,988,059
Cisco Systems, Inc.	364,710	10,038,643
Citigroup, Inc.	300,860	15,500,307
Comcast Corp., Class A	277,730	15,570,932
CVS Health Corp.	55,870	5,766,343
Flextronics International, Ltd. (I)	295,610	3,746,857
Gilead Sciences, Inc. (I)	19,410	1,904,703
Halliburton Company	5,800	254,504
Hewlett-Packard Company	369,330	11,508,323
JPMorgan Chase & Co.	168,960	10,235,597
Merck & Company, Inc.	53,840	3,094,723
Microsoft Corp.	498,280	20,257,573
Morgan Stanley	348,780	12,447,958
Navistar International Corp. (I)(L)	227,630	6,715,085
News Corp. (I)	124,287	1,989,835
Oracle Corp.	78,500	3,387,275
Pfizer, Inc.	396,200	13,783,798
SunTrust Banks, Inc.	194,480	7,991,183
Target Corp.	67,980	5,579,119
The Walt Disney Company	24,780	2,599,174
Twenty-First Century Fox, Inc., Class A	249,780	8,452,555
United Parcel Service, Inc., Class B	82,050	7,953,927
Verizon Communications, Inc.	52,775	2,566,448
		227,198,967
TOTAL COMMON STOCKS (Cost $615,764,081)		$692,571,179

RIGHTS - 0.1%
Serco Group PLC (I)(N)	949,000	577,174
Telefonica SA (Expiration
Date: 04/06/2015) (I)(N)	653,962	105,475
TOTAL RIGHTS (Cost $1,450,898)		$682,649

SECURITIES LENDING COLLATERAL - 4.1%
John Hancock
Collateral Trust, 0.1102% (W)(Y)	2,870,966	28,724,013
TOTAL SECURITIES LENDING
COLLATERAL (Cost $28,724,458)		$28,724,013

SHORT-TERM INVESTMENTS - 0.3%
U.S. Government Agency - 0.3%
Federal Farm Credit Bank Discount Note
0.010%, 04/01/2015*	$2,000,000	$1,999,999
		1,999,999
TOTAL SHORT-TERM INVESTMENTS (Cost $2,000,000)		$1,999,999
Total Investments (Global Trust) (Cost $647,939,437) - 103.5%		$723,977,840
Other assets and liabilities, net - (3.5%)		(24,664,845)
TOTAL NET ASSETS - 100.0%		$699,312,995

Health Sciences Trust
	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 95.0%
Consumer staples - 2.2%
Food and staples retailing - 2.2%
CP ALL PCL	283,700	$357,454
CVS Health Corp.	12,900	1,331,409
Diplomat Pharmacy, Inc. (I)	25,500	876,702
Diplomat Pharmacy, Inc. (I)	15,400	532,532
Rite Aid Corp. (I)	622,400	5,408,656
		8,506,753
Health care - 89.3%
Biotechnology - 35.4%
Abcam PLC	103,333	742,234
ACADIA Pharmaceuticals, Inc. (I)	64,000	2,085,760
Acceleron Pharma, Inc. (I)	27,000	1,027,620
Acorda Therapeutics, Inc. (I)	4,961	165,102
Advaxis, Inc. (I)	52,052	751,631
Agios Pharmaceuticals, Inc. (I)	1,600	150,880
Alexion Pharmaceuticals, Inc. (I)	77,840	13,489,672
Alkermes PLC (I)	87,700	5,347,069
Array BioPharma, Inc. (I)	160,000	1,179,200
Avalanche Biotechnologies, Inc. (I)	9,032	365,977
Bellicum Pharmaceuticals, Inc. (I)	19,152	429,116
Bellicum Pharmaceuticals, Inc. (I)	6,200	143,654
Biogen, Inc. (I)	22,119	9,339,527
BioMarin Pharmaceutical, Inc. (I)	45,200	5,632,824
Bluebird Bio, Inc. (I)	21,200	2,560,324

The accompanying notes are an integral part of the financial statements.	84

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Health Sciences Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Calithera Biosciences, Inc. (I)	8,493	$139,455
Calithera Biosciences, Inc. (I)	5,500	90,310
Celgene Corp. (I)	31,832	3,669,593
Celladon Corp. (I)	21,100	399,634
Cellectis SA, ADR (I)	4,800	166,032
Chimerix, Inc. (I)	29,000	1,093,010
Clovis Oncology, Inc. (I)	26,800	1,989,364
Dyax Corp. (I)	66,300	1,110,857
Exelixis, Inc. (I)	154,900	398,093
FibroGen, Inc. (I)	14,900	467,562
Five Prime Therapeutics, Inc. (I)	14,200	324,470
Gilead Sciences, Inc. (I)	144,992	14,228,065
Immune Design Corp. (I)	8,600	181,546
Incyte Corp. (I)	100,100	9,175,166
Insmed, Inc. (I)	97,100	2,019,680
Intercept Pharmaceuticals, Inc. (I)	4,000	1,128,080
Ironwood Pharmaceuticals, Inc. (I)	32,100	513,600
Medivation, Inc. (I)	1,600	206,512
Momenta Pharmaceuticals, Inc. (I)	40,700	618,640
Neurocrine Biosciences, Inc. (I)	119,100	4,729,461
Novavax, Inc. (I)	274,700	2,271,769
Ophthotech Corp. (I)	12,000	558,360
Orexigen Therapeutics, Inc. (I)	142,800	1,118,124
Otonomy, Inc. (I)	1,700	60,112
Pharmacyclics, Inc. (I)	58,300	14,921,885
Portola Pharmaceuticals, Inc. (I)	5,300	201,188
Prothena Corp. PLC (I)	44,348	1,691,433
Puma Biotechnology, Inc. (I)	35,987	8,496,891
Receptos, Inc. (I)	7,200	1,187,208
Regeneron Pharmaceuticals, Inc. (I)	13,700	6,185,276
Retrophin, Inc. (I)	10,800	258,768
Spark Therapeutics, Inc. (I)	5,700	441,750
Spark Therapeutics, Inc. (I)	9,103	669,298
Sunesis Pharmaceuticals, Inc. (I)	62,300	152,635
Synageva BioPharma Corp. (I)	12,400	1,209,372
TESARO, Inc. (I)	39,885	2,289,399
Ultragenyx Pharmaceutical, Inc. (I)	11,412	708,571
United Therapeutics Corp. (I)	14,100	2,431,334
Vanda Pharmaceuticals, Inc. (I)	5,100	47,430
Versartis, Inc. (I)	12,600	231,462
Vertex Pharmaceuticals, Inc. (I)	56,004	6,606,792
Vital Therapies, Inc. (I)	9,500	237,595
Xencor, Inc. (I)	10,700	163,924
		138,200,296
Health care equipment and supplies - 9.8%
Align Technology, Inc. (I)	13,300	715,341
Becton, Dickinson and Company	62,600	8,988,734
DENTSPLY International, Inc.	18,950	964,366
DexCom, Inc. (I)	13,300	829,122
Entellus Medical, Inc. (I)	1,900	41,610
EnteroMedics, Inc. (I)	50,650	46,345
GenMark Diagnostics, Inc. (I)	27,200	353,056
GN Store Nord A/S	62,631	1,398,362
IDEXX Laboratories, Inc. (I)	12,500	1,931,000
Intuitive Surgical, Inc. (I)	10,000	5,050,300
Medtronic PLC	74,793	5,833,106
Oxford Immunotec Global PLC (I)	9,200	129,536
Sirona Dental Systems, Inc. (I)	42,600	3,833,574
Teleflex, Inc.	6,200	749,146
The Cooper Companies, Inc.	16,335	3,061,506
Thoratec Corp. (I)	46,500	1,947,885
Tornier NV (I)	41,200	1,080,264
West Pharmaceutical Services, Inc.	17,400	1,047,654
Wright Medical Group, Inc. (I)	15,500	399,900
		38,400,807
Health care providers and services - 21.8%
Acadia Healthcare Company, Inc. (I)	11,400	816,240
Adeptus Health, Inc., Class A (I)	2,700	135,594
Aetna, Inc.	115,300	12,282,909
Anthem, Inc.	36,200	5,589,642
Centene Corp. (I)	11,800	834,142
Cigna Corp.	27,800	3,598,432
Community Health Systems, Inc. (I)	13,900	726,692
DaVita HealthCare Partners, Inc. (I)	82,500	6,705,600
Envision Healthcare Holdings, Inc. (I)	23,800	912,730
Fresenius SE & Company KGaA	20,458	1,219,634
HCA Holdings, Inc. (I)	88,500	6,657,855
Henry Schein, Inc. (I)	17,000	2,373,540
Humana, Inc.	52,500	9,346,050
McKesson Corp.	56,100	12,689,820
Mediclinic International, Ltd.	49,335	495,310
MEDNAX, Inc. (I)	20,800	1,508,208
Odontoprev SA	81,900	278,941
Team Health Holdings, Inc. (I)	17,600	1,029,776
UnitedHealth Group, Inc.	97,200	11,497,788
Universal American Corp. (I)	14,300	152,724
Universal Health Services, Inc., Class B	33,350	3,925,629
WellCare Health Plans, Inc. (I)	28,300	2,588,318
		85,365,574
Health care technology - 0.6%
athenahealth, Inc. (I)	13,000	1,552,070
Castlight Health, Inc., B Shares (I)	20,437	158,591
Inovalon Holdings, Inc., Class A (I)	6,300	190,323
Veeva Systems, Inc., Class A (I)	16,600	423,798
		2,324,782
Life sciences tools and services - 2.2%
Agilent Technologies, Inc.	121,700	5,056,635
Bruker Corp. (I)	40,000	738,800
Illumina, Inc. (I)	3,450	640,458
Mettler-Toledo International, Inc. (I)	3,300	1,084,545
Thermo Fisher Scientific, Inc.	8,900	1,195,626
		8,716,064
Pharmaceuticals - 19.5%
AbbVie, Inc.	83,400	4,882,236
Achaogen, Inc. (I)	7,800	76,128
Actavis PLC (I)	70,840	21,083,401
Aspen Pharmacare Holdings, Ltd. (I)	57,616	1,820,462
Astellas Pharma, Inc.	103,600	1,697,474
Bristol-Myers Squibb Company	26,700	1,722,150
Catalent, Inc. (I)	64,000	1,993,600
China Medical System Holdings, Ltd.	560,200	862,802
Eli Lilly & Company	87,100	6,327,815
Flamel Technologies SA, ADR (I)	25,300	454,894
Horizon Pharma, Inc. (I)	17,000	441,490
Jazz Pharmaceuticals PLC (I)	6,200	1,071,298
Mallinckrodt PLC (I)	9,096	1,152,008
Merck & Company, Inc.	25,700	1,477,236
Natco Pharma, Ltd.	3,573	119,888
Novartis AG	7,304	720,908
Novartis AG, ADR	7,300	719,853
Pacira Pharmaceuticals, Inc. (I)	29,500	2,621,075
Relypsa, Inc. (I)	19,700	710,579
Shire PLC, ADR	7,600	1,818,604
Supernus Pharmaceuticals, Inc. (I)	14,800	178,932

The accompanying notes are an integral part of the financial statements.	85

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Health Sciences Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Takeda Pharmaceutical Company, Ltd.	25,900	$1,292,873
Teva Pharmaceutical Industries, Ltd., ADR	90,300	5,625,690
The Medicines Company (I)	35,955	1,007,459
TherapeuticsMD, Inc. (I)	83,300	503,965
Valeant Pharmaceuticals International, Inc. (I)	70,380	13,978,876
Zeneca, Inc. (I)	13,151	8,088
Zoetis, Inc.	21,900	1,013,751
ZS Pharma, Inc. (I)	18,600	782,688
		76,166,223
		349,173,746
Industrials - 2.4%
Industrial conglomerates - 1.9%
Danaher Corp.	87,000	7,386,300
Professional services - 0.5%
The Advisory Board Company (I)	32,500	1,731,600
TriNet Group, Inc. (I)	9,000	317,070
		2,048,670
		9,434,970
Information technology - 1.1%
Electronic equipment, instruments and components - 1.1%
FEI Company	26,200	2,000,108
Keysight Technologies, Inc. (I)	60,600	2,251,290
		4,251,398
		4,251,398
TOTAL COMMON STOCKS (Cost $228,966,577)		$371,366,867

PREFERRED SECURITIES - 0.4%
Health care - 0.4%
Actavis PLC, 5.500% (I)	1,265	1,280,180
aTyr Pharma, Inc. (I)	79,627	89,103
Seres Health, Inc. (I)(R)	9,734	140,170
		1,509,453
Information technology - 0.0%
Doximity, Inc. (I)(R)	31,611	152,390
TOTAL PREFERRED SECURITIES (Cost $1,624,890)		$1,661,843

RIGHTS - 0.0%
Wright Medical Group, Inc. (Expiration
Date: 01/02/2024) (I)(N)	3,500	15,050
TOTAL RIGHTS (Cost $8,750)		$15,050

WARRANTS - 0.0%
EnteroMedics, Inc. (Expiration Date:
06/13/2016; Strike Price $2.19) (I)	30,600	569
Alexza Pharmaceuticals, Inc. (Expiration Date:
10/05/2016; Strike Price $2.77) (I)	1,413	0
EnteroMedics, Inc. (Expiration Date:
09/28/2016; Strike Price $1.90) (I)	4,120	189
TOTAL WARRANTS (Cost $1,766)		$758

SHORT-TERM INVESTMENTS - 4.3%
Money market funds - 4.3%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	657,569	657,569
T. Rowe Price Reserve Investment
Fund, 0.0384% (Y)	16,106,427	16,106,427
TOTAL SHORT-TERM INVESTMENTS (Cost $16,763,996)		$16,763,996
Total Investments (Health Sciences Trust)
(Cost $247,365,979) - 99.7%		$389,808,514
Other assets and liabilities, net - 0.3%		1,164,433
TOTAL NET ASSETS - 100.0%		$390,972,947

High Yield Trust

		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS - 0.3%
Brazil - 0.2%
Federative Republic of Brazil
10.000%, 01/01/2017	BRL	1,759,000	$537,167
Mexico - 0.1%
Government of Mexico
6.500%, 06/09/2022	MXN	5,956,000	408,157
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $1,309,112)			$945,324

CORPORATE BONDS - 88.0%
Consumer discretionary - 19.7%
24 Hour Holdings III LLC
8.000%, 06/01/2022 (L)(S)		$460,000	393,300
Altice Financing SA
6.625%, 02/15/2023 (S)		1,730,000	1,781,900
Altice Finco SA
7.625%, 02/15/2025 (S)		410,000	420,250
Argos Merger Sub, Inc.
7.125%, 03/15/2023 (S)		1,690,000	1,751,263
Bossier Casino Venture Holdco, Inc.
11.000%, 02/09/2018		173,042	161,564
Bossier Casino Venture Holdco, Inc., PIK
14.000%, 02/09/2018 (S)		846,473	783,428
Caesars Entertainment Resort
Properties LLC
11.000%, 10/01/2021		1,490,000	1,303,735
Carmike Cinemas, Inc.
7.375%, 05/15/2019		250,000	265,000
Carrols Restaurant Group, Inc.
11.250%, 05/15/2018		780,000	828,750
CCOH Safari LLC
5.500%, 12/01/2022		630,000	644,175
5.750%, 12/01/2024		1,030,000	1,060,900
CEC Entertainment, Inc.
8.000%, 02/15/2022		440,000	440,000
Clear Channel Worldwide Holdings, Inc.
6.500%, 11/15/2022		230,000	238,625
7.625%, 03/15/2020		190,000	196,650
CST Brands, Inc.
5.000%, 05/01/2023		512,000	522,240
CTP Transportation Products LLC
8.250%, 12/15/2019 (S)		540,000	556,200
CVR Refining LLC
6.500%, 11/01/2022		420,000	420,000

The accompanying notes are an integral part of the financial statements.	86

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
DISH DBS Corp.
5.875%, 07/15/2022 to 11/15/2024		$2,320,000	$2,346,151
6.750%, 06/01/2021		230,000	244,950
7.875%, 09/01/2019		750,000	838,125
Downstream Development Authority of
the Quapaw Tribe of Oklahoma
10.500%, 07/01/2019 (S)		640,000	564,800
Dufry Finance SCA
5.500%, 10/15/2020 (S)		400,000	417,229
Empire Today LLC
11.375%, 02/01/2017 (S)		370,000	298,775
Family Tree Escrow LLC
5.750%, 03/01/2023 (S)		1,000,000	1,050,000
Fontainebleau Las Vegas Holdings LLC
11.000%, 06/15/2015 (H)(S)		3,620,000	13,575
GameStop Corp.
5.500%, 10/01/2019 (S)		630,000	647,325
Gibson Brands, Inc.
8.875%, 08/01/2018 (S)		850,000	851,063
Greektown Holdings LLC
8.875%, 03/15/2019 (S)		780,000	822,900
Group 1 Automotive, Inc.
5.000%, 06/01/2022 (S)		800,000	802,000
Guitar Center, Inc.
9.625%, 04/15/2020 (L)(S)		2,060,000	1,503,800
Hilton Worldwide Finance LLC
5.625%, 10/15/2021		835,000	878,838
iHeartCommunications, Inc.
10.000%, 01/15/2018 (L)		830,000	705,500
Interactive Data Corp.
5.875%, 04/15/2019 (S)		510,000	515,100
Landry’s Holdings II, Inc.
10.250%, 01/01/2018 (S)		910,000	944,125
Landry’s, Inc.
9.375%, 05/01/2020 (S)		1,216,000	1,301,120
LKQ Corp.
4.750%, 05/15/2023		400,000	392,000
MCE Finance, Ltd.
5.000%, 02/15/2021 (S)		1,760,000	1,645,600
MDC Partners, Inc.
6.750%, 04/01/2020 (S)		900,000	948,375
Medianews Group, Inc.
12.000%, 12/31/2018		600,000	562,371
MGM Resorts International
6.625%, 12/15/2021		450,000	480,656
Modular Space Corp.
10.250%, 01/31/2019 (S)		860,000	683,700
Monitronics International, Inc.
9.125%, 04/01/2020		1,090,000	1,066,838
Murphy Oil USA, Inc.
6.000%, 08/15/2023		710,000	761,475
Nathan’s Famous, Inc.
10.000%, 03/15/2020 (S)		230,000	241,500
NCL Corp., Ltd.
5.000%, 02/15/2018		510,000	520,200
5.250%, 11/15/2019 (S)		1,310,000	1,342,750
Neiman Marcus Group, Ltd., LLC, PIK
8.750%, 10/15/2021 (S)		370,000	392,200
Netflix, Inc.
5.500%, 02/15/2022 (S)		330,000	337,425
5.875%, 02/15/2025 (S)		1,080,000	1,108,350
New Cotai LLC, PIK
10.625%, 05/01/2019 (S)		2,001,137	1,990,631
New Red Finance, Inc.
6.000%, 04/01/2022 (S)		1,020,000	1,056,975
Numericable Group SA
6.000%, 05/15/2022 (S)		1,630,000	1,654,450
Schaeffler Holding Finance BV, PIK
6.750%, 11/15/2022 (S)		960,000	1,036,800
6.875%, 08/15/2018 (S)		200,000	208,750
6.875%, 08/15/2018 (S)	EUR	1,200,000	1,348,761
Service Corp. International
7.500%, 04/01/2027		$480,000	561,600
Shea Homes LP
5.875%, 04/01/2023 (S)		460,000	468,050
6.125%, 04/01/2025 (S)		980,000	987,350
Speedway Motorsports, Inc.
5.125%, 02/01/2023 (S)		610,000	619,150
Spencer Spirit Holdings, Inc., PIK
9.000%, 05/01/2018 (S)		1,564,000	1,585,505
Standard Pacific Corp.
5.875%, 11/15/2024		310,000	318,525
6.250%, 12/15/2021		440,000	466,400
StoneMor Partners LP
7.875%, 06/01/2021		530,000	556,500
Taylor Morrison Communities, Inc.
7.750%, 04/15/2020 (S)		1,104,000	1,170,240
The William Carter Company
5.250%, 08/15/2021		550,000	569,250
Toll Brothers Finance Corp.
6.750%, 11/01/2019		320,000	361,600
Virgin Media Finance PLC
6.000%, 10/15/2024 (S)		1,680,000	1,764,000
6.375%, 04/15/2023 (S)		200,000	213,000
William Lyon Homes, Inc.
1.000%, 08/15/2022		710,000	732,188
5.750%, 04/15/2019		580,000	585,800
8.500%, 11/15/2020		760,000	822,700
WMG Acquisition Corp.
6.750%, 04/15/2022 (S)		1,000,000	947,500
Woodside Homes Company LLC
6.750%, 12/15/2021 (S)		1,230,000	1,177,725
Ziggo Bond Finance BV
5.875%, 01/15/2025 (S)		290,000	303,775
			58,504,021
Consumer staples - 5.6%
Alliance One International, Inc.
9.875%, 07/15/2021		670,000	586,250
Beverages & More, Inc.
10.000%, 11/15/2018 (S)		1,210,000	1,149,500
Carolina Beverage Group LLC
10.625%, 08/01/2018 (S)		630,000	617,400
Century Intermediate Holding Company 2,
PIK
9.750%, 02/15/2019 (S)		1,070,000	1,136,875
Constellation Brands, Inc.
4.250%, 05/01/2023		570,000	586,388
4.750%, 11/15/2024		940,000	994,050
Dole Food Company, Inc.
7.250%, 05/01/2019 (S)		880,000	893,200
DS Services of America, Inc.
10.000%, 09/01/2021 (S)		1,120,000	1,316,000
Hearthside Group Holdings LLC
6.500%, 05/01/2022 (S)		520,000	516,100
HJ Heinz Company
4.250%, 10/15/2020		110,000	112,860

The accompanying notes are an integral part of the financial statements.	87

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
HJ Heinz Company (continued)
4.875%, 02/15/2025 (S)	$680,000	$736,950
HJ Heinz Finance Company
7.125%, 08/01/2039 (S)	380,000	507,300
Lantheus Medical Imaging, Inc.
9.750%, 05/15/2017	1,620,000	1,587,600
Pactiv LLC
7.950%, 12/15/2025	530,000	540,600
8.375%, 04/15/2027	1,430,000	1,465,750
Pilgrim’s Pride Corp.
5.750%, 03/15/2025 (S)	980,000	1,002,050
Reynolds Group Issuer, Inc.
5.750%, 10/15/2020	570,000	589,238
Simmons Foods, Inc.
7.875%, 10/01/2021 (S)	900,000	888,750
Spectrum Brands, Inc.
6.125%, 12/15/2024 (S)	490,000	523,075
The WhiteWave Foods Company
5.375%, 10/01/2022	555,000	596,625
Wells Enterprises, Inc.
6.750%, 02/01/2020 (S)	269,000	273,708
		16,620,269
Energy - 14.2%
Antero Resources Corp.
5.125%, 12/01/2022	1,040,000	998,400
Approach Resources, Inc.
7.000%, 06/15/2021	240,000	214,800
Arch Coal, Inc.
9.875%, 06/15/2019	1,800,000	531,000
Atwood Oceanics, Inc.
6.500%, 02/01/2020	770,000	739,200
Berry Petroleum Company LLC
6.750%, 11/01/2020	1,700,000	1,381,250
California Resources Corp.
6.000%, 11/15/2024 (L)(S)	1,020,000	893,775
Calumet Specialty Products Partners LP
6.500%, 04/15/2021 (S)	460,000	446,200
7.625%, 01/15/2022	100,000	101,000
9.625%, 08/01/2020	630,000	711,900
Carrizo Oil & Gas, Inc.
7.500%, 09/15/2020	440,000	452,100
CGG SA
6.500%, 06/01/2021	1,350,000	1,076,625
6.875%, 01/15/2022	200,000	159,000
Chesapeake Energy Corp.
4.875%, 04/15/2022	290,000	271,875
6.125%, 02/15/2021	490,000	496,125
6.875%, 11/15/2020	80,000	83,600
Cloud Peak Energy Resources LLC
6.375%, 03/15/2024	610,000	527,650
Comstock Resources, Inc.
7.750%, 04/01/2019	100,000	42,000
9.500%, 06/15/2020	730,000	317,550
Crestwood Midstream Partners LP
6.000%, 12/15/2020	580,000	582,900
6.125%, 03/01/2022	800,000	806,000
CrownRock LP
7.750%, 02/15/2023 (S)	640,000	648,000
EXCO Resources, Inc.
7.500%, 09/15/2018	710,000	422,450
Foresight Energy LLC
7.875%, 08/15/2021 (S)	620,000	618,450
FTS International, Inc.
6.250%, 05/01/2022 (S)	1,080,000	793,800
Gulfport Energy Corp.
7.750%, 11/01/2020	250,000	256,250
Halcon Resources Corp.
8.875%, 05/15/2021	2,010,000	1,401,975
9.750%, 07/15/2020	380,000	267,900
Hercules Offshore, Inc.
6.750%, 04/01/2022 (S)	760,000	205,200
7.500%, 10/01/2021 (S)	2,090,000	585,200
8.750%, 07/15/2021 (S)	30,000	8,550
Hiland Partners LP
5.500%, 05/15/2022 (S)	190,000	194,750
7.250%, 10/01/2020 (S)	600,000	646,500
KCA Deutag UK Finance PLC
7.250%, 05/15/2021 (S)	680,000	537,200
Key Energy Services, Inc.
6.750%, 03/01/2021	1,470,000	948,150
Kinder Morgan, Inc.
6.500%, 09/15/2020	250,000	289,415
7.750%, 01/15/2032	660,000	812,350
Magnum Hunter Resources Corp.
9.750%, 05/15/2020	1,410,000	1,254,900
MarkWest Energy Partners LP
4.875%, 12/01/2024	1,400,000	1,431,360
6.250%, 06/15/2022	19,000	19,855
MEG Energy Corp.
6.375%, 01/30/2023 (S)	1,118,000	1,030,796
7.000%, 03/31/2024 (S)	310,000	292,175
Milagro Oil & Gas, Inc.
10.500%, 05/15/2016 (H)	1,370,000	794,600
Murray Energy Corp.
9.500%, 12/05/2020 (S)	880,000	985,600
Natural Resource Partners LP
9.125%, 10/01/2018	450,000	427,500
New Gulf Resources LLC
11.750%, 05/15/2019	900,000	675,000
Oasis Petroleum, Inc.
6.875%, 03/15/2022 to 01/15/2023	670,000	651,500
Pacific Drilling SA
5.375%, 06/01/2020 (S)	870,000	696,000
Parker Drilling Company
6.750%, 07/15/2022	730,000	578,525
Parsley Energy LLC
7.500%, 02/15/2022 (S)	950,000	959,500
Penn Virginia Resource Partners LP
6.500%, 05/15/2021	550,000	578,875
QEP Resources, Inc.
5.250%, 05/01/2023	970,000	950,406
5.375%, 10/01/2022	480,000	471,600
6.875%, 03/01/2021	140,000	148,750
Quicksilver Resources, Inc.
11.000%, 07/01/2021 (H)	150,000	25,500
Range Resources Corp.
5.750%, 06/01/2021	620,000	647,708
Regency Energy Partners LP
5.000%, 10/01/2022	630,000	655,200
Rice Energy, Inc.
6.250%, 05/01/2022	1,210,000	1,179,750
7.250%, 05/01/2023 (S)	80,000	80,000
Rockies Express Pipeline LLC
5.625%, 04/15/2020 (S)	900,000	940,590
6.875%, 04/15/2040 (S)	620,000	675,800

The accompanying notes are an integral part of the financial statements.	88

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Samson Investment Company
9.750%, 02/15/2020		$1,880,000	$507,600
Sanchez Energy Corp.
7.750%, 06/15/2021 (L)		1,940,000	1,872,100
Shelf Drilling Holdings, Ltd.
8.625%, 11/01/2018 (L)(S)		470,000	384,225
Summit Midstream Holdings LLC
5.500%, 08/15/2022		1,060,000	1,004,350
7.500%, 07/01/2021		500,000	520,000
Targa Resources Partners LP
4.125%, 11/15/2019 (S)		130,000	129,350
6.375%, 08/01/2022		525,000	549,938
Teine Energy, Ltd.
6.875%, 09/30/2022 (S)		360,000	327,600
TerraForm Power Operating LLC
5.875%, 02/01/2023 (S)		590,000	612,125
Tesoro Logistics LP
5.500%, 10/15/2019 (S)		690,000	710,700
6.250%, 10/15/2022 (S)		70,000	72,450
			42,311,018
Financials - 7.5%
Ally Financial, Inc.
8.000%, 11/01/2031		330,000	412,500
Blue Racer Midstream LLC
6.125%, 11/15/2022 (S)		520,000	534,300
CBRE Services, Inc.
5.250%, 03/15/2025		1,480,000	1,591,000
CIT Group, Inc.
5.000%, 08/15/2022 to 08/01/2023		2,090,000	2,142,625
5.375%, 05/15/2020		1,220,000	1,284,050
Citigroup, Inc. (6.300% to 05/15/2024,
then 3 month LIBOR + 3.423%)
05/15/2024 (Q)		1,060,000	1,082,525
Compiler Finance Sub, Inc.
7.000%, 05/01/2021 (S)		1,240,000	951,700
CTR Partnership LP
5.875%, 06/01/2021		1,350,000	1,377,000
Fidelity & Guaranty Life Holdings, Inc.
6.375%, 04/01/2021 (S)		470,000	493,500
First Cash Financial Services, Inc.
6.750%, 04/01/2021		160,000	164,800
Genworth Financial, Inc.
7.700%, 06/15/2020		570,000	605,625
Globe Luxembourg SCA
9.625%, 05/01/2018 (S)		620,000	558,000
GMAC International Finance BV
7.500%, 04/21/2015	EUR	530,000	571,552
Greystar Real Estate Partners LLC
8.250%, 12/01/2022 (S)		$640,000	670,400
HSBC Holdings PLC (6.375% to
03/30/2025, then 5 year
ISDAFIX + 4.368%)
03/30/2025 (Q)		620,000	635,500
Liberty Mutual Group, Inc. (7.800% to
03/15/2037, then 3 month LIBOR
+3.576%)
03/15/2037 (S)		430,000	525,675
M&T Bank Corp.
6.875%, 06/05/2016 (Q)		790,000	813,700
Navient Corp.
5.875%, 03/25/2021 to 10/25/2024		1,230,000	1,170,025
8.000%, 03/25/2020		1,110,000	1,234,753
Novo Banco SA
5.875%, 11/09/2015	EUR	200,000	216,233
The Geo Group, Inc.
5.875%, 10/15/2024		$750,000	780,000
The Howard Hughes Corp.
6.875%, 10/01/2021 (S)		1,100,000	1,152,250
The Royal Bank of Scotland Group PLC
(7.648% to 09/30/2031, then 3 month
LIBOR + 2.500%)
09/30/2031 (Q)		970,000	1,222,200
The Royal Bank of Scotland NV
7.750%, 05/15/2023		210,000	254,664
The Royal Bank of Scotland PLC
(13.125% to 03/19/2017, then 5 year
Australian Dollar Swap Rate + 8.750%)
13.125%, 03/19/2022	AUD	1,550,000	1,374,987
TMX Finance LLC
8.500%, 09/15/2018 (S)		$610,000	433,100
			22,252,664
Health care - 5.8%
Acadia Healthcare Company, Inc.
5.625%, 02/15/2023 (S)		670,000	681,725
6.125%, 03/15/2021		165,000	171,188
12.875%, 11/01/2018		390,000	436,800
DJO Finance LLC
9.750%, 10/15/2017		210,000	215,250
9.875%, 04/15/2018		890,000	925,600
ExamWorks Group, Inc.
9.000%, 07/15/2019		1,000,000	1,057,500
Fresenius Medical
Care US Finance II, Inc.
4.750%, 10/15/2024 (S)		640,000	670,400
5.875%, 01/31/2022 (S)		1,000,000	1,100,000
Fresenius Medical Care US Finance, Inc.
5.750%, 02/15/2021 (S)		110,000	120,450
Grifols Worldwide Operations, Ltd.
5.250%, 04/01/2022 (S)		200,000	203,250
HCA, Inc.
5.000%, 03/15/2024		350,000	371,438
5.375%, 02/01/2025		1,050,000	1,099,219
7.500%, 02/15/2022		590,000	688,088
Healthsouth Corp.
5.125%, 03/15/2023		910,000	925,925
IASIS Healthcare LLC
8.375%, 05/15/2019		1,260,000	1,310,400
JLL/Delta Dutch Newco BV
7.500%, 02/01/2022 (S)		1,310,000	1,362,400
Kindred Healthcare, Inc.
8.750%, 01/15/2023 (S)		460,000	503,700
Surgical Care Affiliates, Inc.
6.000%, 04/01/2023 (S)		490,000	493,675
Universal Hospital Services, Inc.
7.625%, 08/15/2020		1,140,000	997,500
Valeant Pharmaceuticals International, Inc.
5.500%, 03/01/2023 (S)		1,080,000	1,092,150
6.125%, 04/15/2025 (S)		1,440,000	1,492,200
VRX Escrow Corp.
5.375%, 03/15/2020 (S)		1,330,000	1,343,300
			17,262,158

The accompanying notes are an integral part of the financial statements.	89

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Industrials - 14.6%
Air Canada 2013-1 Class B Pass
Through Trust
5.375%, 05/15/2021 (S)		$304,648	$318,357
Air Canada 2013-1 Class C Pass
Through Trust
6.625%, 05/15/2018 (S)		200,000	209,390
American Airlines 2013-1 Class B Pass
Through Trust
5.625%, 01/15/2021 (S)		237,548	248,238
American Airlines 2013-1 Class C Pass
Through Trust
6.125%, 07/15/2018 (S)		1,790,000	1,868,402
American Airlines 2013-2 Class B Pass
Through Trust
5.600%, 07/15/2020 (S)		801,360	837,421
American Builders & Contractors Supply
Company, Inc.
5.625%, 04/15/2021 (S)		1,180,000	1,194,750
Ashtead Capital, Inc.
5.625%, 10/01/2024 (S)		410,000	426,913
6.500%, 07/15/2022 (S)		720,000	766,800
Ashton Woods USA LLC
6.875%, 02/15/2021 (S)		520,000	473,200
Ausdrill Finance Pty, Ltd.
6.875%, 11/01/2019 (S)		980,000	739,900
CBC Ammo LLC
7.250%, 11/15/2021 (S)		1,450,000	1,232,500
Continental Airlines 2001-1 Class B Pass
Through Trust
7.373%, 12/15/2015		31,911	32,846
Continental Airlines 2007-1 Class B Pass
Through Trust
6.903%, 04/19/2022		117,288	125,944
Delta Air Lines 2009-1 Series B Pass
Through Trust
9.750%, 12/17/2016		219,056	244,247
Delta Air Lines 2012-1 Class B Pass
Through Trust
6.875%, 05/07/2019 (S)		400,189	443,210
DH Services Luxembourg Sarl
7.750%, 12/15/2020 (S)		1,000,000	1,045,000
Ducommun, Inc.
9.750%, 07/15/2018		1,170,000	1,237,275
Empresas ICA SAB de CV
8.875%, 05/29/2024 (S)		1,340,000	1,067,980
Erickson, Inc.
8.250%, 05/01/2020 (L)		685,000	552,795
Flexi-Van Leasing, Inc.
7.875%, 08/15/2018 (S)		810,000	822,150
Florida East Coast Holdings Corp.
6.750%, 05/01/2019 (S)		580,000	584,350
Garda World Security Corp.
7.250%, 11/15/2021 (S)		480,000	471,600
Griffon Corp.
5.250%, 03/01/2022		1,520,000	1,499,632
H&E Equipment Services, Inc.
7.000%, 09/01/2022		930,000	957,900
Hapag-Lloyd AG
9.750%, 10/15/2017 (L)(S)		760,000	790,400
Horizon Lines LLC
11.000%, 10/15/2016		453,000	454,133
IHS, Inc.
5.000%, 11/01/2022 (S)		370,000	371,628
International Lease Finance Corp.
8.250%, 12/15/2020		1,030,000	1,254,025
International Wire Group Holdings, Inc.
8.500%, 10/15/2017 (S)		530,000	548,550
Jack Cooper Holdings Corp.
9.250%, 06/01/2020 (S)		1,500,000	1,548,750
JM Huber Corp.
9.875%, 11/01/2019 (S)		410,000	443,313
Jurassic Holdings III, Inc.
6.875%, 02/15/2021 (S)		650,000	565,500
KP Germany Erste GmbH
11.625%, 07/15/2017	EUR	180,000	209,029
11.625%, 07/15/2017 (S)		220,000	255,479
LMI Aerospace, Inc.
7.375%, 07/15/2019 (S)		$520,000	523,900
Magnesita Refractories Company
7.875%, 03/30/2020 (S)		702,000	617,760
Michael Baker Holdings LLC, PIK
8.875%, 04/15/2019 (S)		1,420,000	1,320,600
Michael Baker International LLC
8.250%, 10/15/2018 (S)		660,000	648,450
Navios Maritime Acquisition Corp.
8.125%, 11/15/2021 (S)		1,190,000	1,195,950
Neovia Logistics Intermediate
Holdings LLC, PIK
10.000%, 02/15/2018 (S)		1,790,000	1,798,950
NES Rentals Holdings, Inc.
7.875%, 05/01/2018 (S)		740,000	747,400
Orbital ATK, Inc.
5.250%, 10/01/2021 (S)		900,000	913,500
SPL Logistics Escrow LLC
8.875%, 08/01/2020 (S)		80,000	84,200
syncreon Group BV
8.625%, 11/01/2021 (S)		1,240,000	1,060,200
Triumph Group, Inc.
5.250%, 06/01/2022		400,000	393,000
Ultrapetrol Bahamas, Ltd.
8.875%, 06/15/2021		930,000	881,175
United Airlines 2013-1 Class B Pass
Through Trust
5.375%, 08/15/2021		745,466	780,876
United Airlines 2014-1 Class B Pass
Through Trust
4.750%, 04/11/2022		1,340,000	1,360,100
United Rentals North America, Inc.
5.500%, 07/15/2025		290,000	295,800
5.750%, 11/15/2024		1,550,000	1,600,375
7.375%, 05/15/2020		270,000	291,769
7.625%, 04/15/2022		500,000	547,000
US Airways 2012-2 Class B Pass
Through Trust
6.750%, 06/03/2021		765,840	827,108
USG Corp.
5.500%, 03/01/2025 (S)		360,000	367,200
WESCO Distribution, Inc.
5.375%, 12/15/2021		810,000	824,175
West Corp.
5.375%, 07/15/2022 (S)		1,270,000	1,245,394
XPO Logistics, Inc.
7.875%, 09/01/2019 (S)		1,090,000	1,152,675
			43,319,164

The accompanying notes are an integral part of the financial statements.	90

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Information technology - 3.0%
ACI Worldwide, Inc.
6.375%, 08/15/2020 (S)		$780,000	$815,100
Activision Blizzard, Inc.
5.625%, 09/15/2021 (S)		540,000	575,100
6.125%, 09/15/2023 (S)		640,000	697,600
Ancestry.com Holdings LLC, PIK
9.625%, 10/15/2018 (S)		730,000	735,475
Ancestry.com, Inc.
11.000%, 12/15/2020		430,000	477,300
Equinix, Inc.
5.375%, 01/01/2022		580,000	604,650
5.750%, 01/01/2025		590,000	615,075
First Data Corp.
11.750%, 08/15/2021		630,000	728,438
12.625%, 01/15/2021		1,930,000	2,287,050
First Data Corp., PIK
8.750%, 01/15/2022 (S)		80,000	86,100
Interface Security Systems Holdings, Inc.
9.250%, 01/15/2018		1,000,000	1,005,000
Kemet Corp.
10.500%, 05/01/2018		170,000	173,825
			8,800,713
Materials - 7.5%
AngloGold Ashanti Holdings PLC
8.500%, 07/30/2020		406,000	436,349
Appvion, Inc. 9.000%, 06/01/2020 (S)		1,780,000	1,170,350
Ardagh Finance Holdings SA, PIK
8.625%, 06/15/2019 (S)		822,882	857,344
Ardagh Packaging Finance PLC
3.270%, 12/15/2019 (P)(S)		1,010,000	986,013
6.750%, 01/31/2021 (S)		460,000	464,025
7.000%, 11/15/2020 (S)		91,765	91,879
9.125%, 10/15/2020 (S)		1,020,000	1,086,300
Barminco Finance Pty, Ltd.
9.000%, 06/01/2018 (S)		940,000	910,625
BWAY Holding Company
9.125%, 08/15/2021 (S)		620,000	644,800
Celanese US Holdings LLC
4.625%, 11/15/2022		410,000	413,075
Cemex SAB de CV
5.700%, 01/11/2025 (S)		220,000	217,030
6.125%, 05/05/2025 (S)		270,000	272,619
Coeur Mining, Inc. 7.875%, 02/01/2021		930,000	792,825
Coveris Holdings SA
7.875%, 11/01/2019 (S)		1,140,000	1,165,650
Eagle Spinco, Inc. 4.625%, 02/15/2021		645,000	637,744
Eco Services Operations LLC
8.500%, 11/01/2022 (S)		410,000	414,100
Evraz Group SA
6.750%, 04/27/2018 (S)		700,000	652,400
9.500%, 04/24/2018		100,000	101,662
FMG Resources August 2006 Pty, Ltd.
6.875%, 04/01/2022 (L)(S)		1,260,000	930,825
8.250%, 11/01/2019 (L)(S)		300,000	253,500
Global Brass & Copper, Inc.
9.500%, 06/01/2019		570,000	612,750
Hardwoods Acquisition, Inc.
7.500%, 08/01/2021 (S)		800,000	764,000
Hexion US Finance Corp.
6.625%, 04/15/2020		250,000	228,750
8.875%, 02/01/2018		970,000	856,025
HIG BBC Intermediate Holdings LLC,
PIK 10.500%, 09/15/2018 (S)		470,000	433,575
James Hardie International Finance, Ltd.
5.875%, 02/15/2023 (S)		420,000	432,600
Kerling PLC 10.625%, 02/01/2017 (S)	EUR	553,000	605,019
Midwest Vanadium Pty, Ltd.
11.500%, 02/15/2018 (H)(S)		$980,000	49,000
NWH Escrow Corp.
7.500%, 08/01/2021 (S)		220,000	206,800
Prince Mineral Holding Corp.
11.500%, 12/15/2019 (S)		460,000	445,050
Resolute Forest Products, Inc.
5.875%, 05/15/2023		500,000	480,500
Ryerson, Inc. 9.000%, 10/15/2017		710,000	717,100
St. Barbara, Ltd. 8.875%, 04/15/2018 (S)		510,000	432,225
Thompson Creek Metals Company, Inc.
9.750%, 12/01/2017		390,000	401,700
12.500%, 05/01/2019		690,000	593,400
Vedanta Resources PLC
6.000%, 01/31/2019 (L)(S)		1,660,000	1,479,043
Verso Paper Holdings LLC
11.750%, 01/15/2019		1,080,000	1,006,319
			22,242,971
Telecommunication services - 6.9%
Axtel SAB de CV (8.000% until
01/31/2015, then 9.000% thereafter)
01/31/2020 (S)		629,000	558,992
CenturyLink, Inc.
5.625%, 04/01/2025 (S)		660,000	662,475
5.800%, 03/15/2022		1,210,000	1,259,913
6.750%, 12/01/2023		230,000	253,288
Cogent Communications Group, Inc.
5.375%, 03/01/2022 (S)		1,540,000	1,536,150
Intelsat Jackson Holdings SA
5.500%, 08/01/2023		1,590,000	1,502,550
7.250%, 10/15/2020		60,000	61,800
7.500%, 04/01/2021		790,000	811,725
Level 3 Financing, Inc.
5.625%, 02/01/2023 (S)		850,000	873,375
7.000%, 06/01/2020		320,000	341,600
8.625%, 07/15/2020		570,000	617,738
Sprint Capital Corp.
6.875%, 11/15/2028		430,000	394,525
8.750%, 03/15/2032		6,090,000	6,303,150
Sprint Corp.
7.625%, 02/15/2025		1,680,000	1,673,700
UPCB Finance VI, Ltd.
6.875%, 01/15/2022 (S)		810,000	864,675
Vimpel Communications OJSC
8.250%, 05/23/2016		947,000	989,056
VimpelCom Holdings BV
7.504%, 03/01/2022 (S)		460,000	436,425
Windstream Corp.
7.500%, 04/01/2023		1,370,000	1,308,350
			20,449,487
Utilities - 3.2%
AES Corp.
4.875%, 05/15/2023		470,000	454,138
5.500%, 03/15/2024		325,000	325,000
7.375%, 07/01/2021		550,000	616,000
Calpine Corp.
6.000%, 01/15/2022 (S)		1,320,000	1,412,400
Midwest Generation LLC, Series B
8.560%, 01/02/2016		164,681	165,916

The accompanying notes are an integral part of the financial statements.	91

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Miran Mid-Atlantic Series C Pass
Through Trust
10.060%, 12/30/2028		$1,558,871	$1,706,964
NRG REMA LLC
9.237%, 07/02/2017		1,198,928	1,264,869
9.681%, 07/02/2026		1,470,000	1,587,600
Red Oak Power LLC
9.200%, 11/30/2029		1,030,000	1,138,150
Suburban Propane Partners LP
5.500%, 06/01/2024		760,000	779,000
			9,450,037
TOTAL CORPORATE BONDS (Cost $278,135,441)			$261,212,502

CAPITAL PREFERRED SECURITIES - 0.3%
Financials - 0.3%
ILFC E-Capital Trust I (1.550% + Highest
of 3 month LIBOR, 10 year CMT and
30 year CMT)
12/21/2065 (S)		1,000,000	942,500
TOTAL CAPITAL PREFERRED SECURITIES (Cost $838,710)			$942,500

CONVERTIBLE BONDS - 0.3%
Materials - 0.3%
Hercules, Inc.
6.500%, 06/30/2029		250,000	227,969
Mirabela Nickel, Ltd., PIK
9.500%, 06/24/2019 (S)		675,638	479,703
			707,672
Telecommunication services - 0.0%
Axtel SAB de CV (8.000% until
01/31/2015, then 9.000% thereafter)
01/31/2020 (S)	MXN	717,000	79,910
TOTAL CONVERTIBLE BONDS (Cost $1,017,737)			$787,582

TERM LOANS (M) - 3.7%
Consumer discretionary - 0.4%
Equinox Holdings, Inc.
9.750%, 07/31/2020		$630,000	636,300
The Gymboree Corp.
5.000%, 02/23/2018		310,000	235,600
Toms Shoes LLC
6.500%, 10/28/2020		470,000	433,967
			1,305,867
Consumer staples - 0.1%
AdvancePierre Foods, Inc.
9.500%, 10/10/2017		270,000	270,338
Energy - 0.8%
Panda Temple Power TBD 03/04/2022 (T)		730,000	719,050
TPF II Power LLC
5.500%, 10/02/2021		1,067,325	1,080,221
Westmoreland Coal Company
7.500%, 12/16/2020		608,475	606,954
			2,406,225
Health care - 0.7%
Immucor, Inc.
5.000%, 08/19/2018		299,249	300,184
Physiotherapy Associates Holdings, Inc.
11.000%, 01/02/2017		830,000	822,738
Radnet Management, Inc.
8.000%, 03/25/2021		1,000,000	990,000
			2,112,922
Industrials - 0.9%
Commercial Barge Line Company
10.750%, 03/22/2020		1,860,000	1,860,000
Intelligrated, Inc.
4.500%, 07/30/2018		861,188	854,038
			2,714,038
Information technology - 0.2%
Kronos, Inc.
9.750%, 04/30/2020		509,600	521,703
Materials - 0.2%
Essar Steel Algoma, Inc.
7.500%, 08/09/2019		318,400	304,603
FMG Resources August 2006 Pty, Ltd.
TBD 06/30/2019 (T)		274,304	247,755
			552,358
Telecommunication services - 0.4%
CWGS Group LLC
5.750%, 02/20/2020		1,164,625	1,171,904
TOTAL TERM LOANS (Cost $11,019,743)			$11,055,355

ASSET BACKED SECURITIES - 0.3%
Dryden XXVI Senior Loan Fund,
Series 2013-26A, Class E
4.753%, 07/15/2025 (S)		250,000	221,188
Treman Park CLO LLC, Series 2015-1A,
Class E 4.121%, 04/20/2027 (S)		750,000	729,319
TOTAL ASSET BACKED SECURITIES (Cost $955,359)			$950,507

COMMON STOCKS - 2.3%
Consumer discretionary - 0.4%
Bossier Casino Venture Holdco, Inc. (I)(S)		43,365	$0
Ford Motor Company		49,494	798,833
General Motors Company		5,985	224,438
New Cotai LLC (I)		3	82,686
PB Investors II LLC (I)		127,402	0
Tropicana Entertainment LLC (I)		7,500	7,500
Vertis Holdings, Inc. (I)		69,391	0
			1,113,457
Financials - 1.2%
Citigroup, Inc.		32,112	1,654,410
JPMorgan Chase & Co.		13,909	842,607
KCAD Holdings I, Ltd. (I)		165,553,563	872,467
			3,369,484
Health care - 0.2%
Physiotherapy
Associates Holdings, Inc. (I)		11,500	698,855
Industrials - 0.4%
DeepOcean Group Holdings AS (I)		83,286	1,048,571
Horizon Lines, Inc., Class A (I)		373,764	242,947
			1,291,518
Materials - 0.1%
Mirabela Nickel, Ltd. (I)(L)		2,045,076	216,260
TOTAL COMMON STOCKS (Cost $10,663,479)			$6,689,574

The accompanying notes are an integral part of the financial statements.	92

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

	Shares or
	Principal
	Amount	Value
PREFERRED SECURITIES - 1.0%
Energy - 0.1%
Rex Energy Corp., 6.000%	5,500	$260,544
Financials - 0.9%
GMAC Capital Trust I (8.125% to
02/15/2016, then
3 month LIBOR + 5.785%)	100,372	2,634,765
TOTAL PREFERRED SECURITIES (Cost $2,929,888)		$2,895,309

ESCROW CERTIFICATES - 0.0%
Consumer discretionary - 0.0%
Adelphia Communications Corp.
7.750%, 01/15/2049 (I)	3,000,000	22,507
9.875%, 03/01/2049 (I)	2,050,000	15,375
10.250%, 11/01/2049 (I)	1,025,000	7,688
		45,570
TOTAL ESCROW CERTIFICATES (Cost $440,831)		$45,570

WARRANTS - 0.0%
Mood Media Corp. (Expiration Date:
05/06/2016; Strike Price: $3.50) (I)	66,933	0
TOTAL WARRANTS (Cost $0)		$0

SECURITIES LENDING COLLATERAL - 2.8%
John Hancock Collateral Trust (W)(Y)	815,911	$8,163,193
TOTAL SECURITIES LENDING
COLLATERAL (Cost $8,163,348)		$8,163,193

SHORT-TERM INVESTMENTS - 0.4%
Money market funds - 0.4%
State Street Institutional Liquid Reserves
Fund, 0.0986% (Y)	1,079,007	1,079,007
Repurchase agreement - 0.0%
Repurchase Agreement with State
Street Corp. dated 03/31/2015 at
0.000% to be repurchased at $102,360
on 04/01/2015, collateralized by
$102,700 U.S. Treasury Notes, 1.500%
due 08/31/2018 (valued at $104,282,
including interest)	$102,360	$102,360
TOTAL SHORT-TERM INVESTMENTS (Cost $1,181,367)		$1,181,367
Total Investments (High Yield Trust)
(Cost $316,655,015) - 99.4%		$294,868,783
Other assets and liabilities, net - 0.6%		1,845,965
TOTAL NET ASSETS - 100.0%		$296,714,748

Income Trust

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS - 34.8%
Consumer discretionary - 7.1%
Academy, Ltd. 9.250%, 08/01/2019 (S)	$400,000	$424,000
Altice Financing SA
6.625%, 02/15/2023 (S)	700,000	721,000
Altice SA
7.625%, 02/15/2025 (S)	1,000,000	1,001,870
7.750%, 05/15/2022 (S)	500,000	508,750
Argos Merger Sub, Inc.
7.125%, 03/15/2023 (S)	200,000	207,250
Cablevision Systems Corp.
7.750%, 04/15/2018	2,000,000	2,220,000
CCO Holdings LLC
5.125%, 02/15/2023	900,000	909,000
6.500%, 04/30/2021	1,000,000	1,050,000
CSC Holdings LLC 6.750%, 11/15/2021	2,000,000	2,220,000
Cumulus Media Holdings, Inc.
7.750%, 05/01/2019 (L)	700,000	686,000
DISH DBS Corp. 5.000%, 03/15/2023	1,500,000	1,458,450
Dollar General Corp. 3.250%, 04/15/2023	285,000	276,951
Family Tree Escrow LLC
5.750%, 03/01/2023 (S)	1,100,000	1,155,000
FCA US LLC 8.000%, 06/15/2019	3,000,000	3,146,250
iHeartCommunications, Inc.
9.000%, 12/15/2019 to 09/15/2022	3,919,000	3,782,608
KB Home 7.500%, 09/15/2022	700,000	717,500
Laureate Education, Inc.
10.000%, 09/01/2019 (S)	500,000	472,500
MGM Resorts International
6.750%, 10/01/2020	400,000	427,500
10.000%, 11/01/2016	1,500,000	1,661,250
Numericable Group SA
6.000%, 05/15/2022 (S)	1,000,000	1,015,000
Outfront Media Capital LLC
5.250%, 02/15/2022	100,000	104,750
5.625%, 02/15/2024	100,000	104,750
Sirius XM Radio, Inc.
6.000%, 07/15/2024 (S)	700,000	735,000
The Goodyear Tire & Rubber Company
6.500%, 03/01/2021	1,600,000	1,698,000
Univision Communications, Inc.
5.125%, 05/15/2023 (S)	1,000,000	1,015,000
Visant Corp. 10.000%, 10/01/2017	1,900,000	1,700,500
		29,418,879
Consumer staples - 1.8%
Albertsons Holdings LLC
7.750%, 10/15/2022 (S)	160,000	171,200
Alliance One International, Inc.
9.875%, 07/15/2021	1,000,000	875,000
Cott Beverages, Inc.
5.375%, 07/01/2022 (S)	500,000	481,875
JBS USA LLC
7.250%, 06/01/2021 (S)	1,200,000	1,263,000
8.250%, 02/01/2020 (S)	700,000	743,750
Reynolds Group Issuer, Inc.
5.750%, 10/15/2020	900,000	930,375
7.875%, 08/15/2019	300,000	317,250
9.875%, 08/15/2019	1,500,000	1,606,875
US Foods, Inc. 8.500%, 06/30/2019	800,000	840,000
		7,229,325
Energy - 5.5%
Alpha Natural Resources, Inc.
7.500%, 08/01/2020 (S)	300,000	125,171
Antero Resources Finance Corp.
5.375%, 11/01/2021	600,000	582,000
Arch Coal, Inc. 7.000%, 06/15/2019	750,000	176,250
Bill Barrett Corp. 7.000%, 10/15/2022	500,000	434,688
BreitBurn Energy Partners LP
7.875%, 04/15/2022	500,000	360,000

The accompanying notes are an integral part of the financial statements.	93

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Income Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
California Resources Corp.
6.000%, 11/15/2024 (L)(S)	$1,700,000	$1,489,625
Chesapeake Energy Corp.
5.750%, 03/15/2023 (L)	4,200,000	4,095,000
6.875%, 11/15/2020	100,000	104,500
CONSOL Energy, Inc. 5.875%, 04/15/2022	1,300,000	1,176,500
Denbury Resources, Inc.
5.500%, 05/01/2022	700,000	630,000
Energy XXI Gulf Coast, Inc.
9.250%, 12/15/2017	1,000,000	670,000
11.000%, 03/15/2020 (S)	400,000	380,500
EP Energy LLC 9.375%, 05/01/2020	1,000,000	1,046,250
Kinder Morgan, Inc.
5.625%, 11/15/2023 (S)	1,300,000	1,429,527
7.750%, 01/15/2032	300,000	369,250
Linn Energy LLC 8.625%, 04/15/2020	1,700,000	1,453,500
Midstates Petroleum Company, Inc.
10.750%, 10/01/2020	500,000	270,000
NGL Energy Partners LP
6.875%, 10/15/2021	1,000,000	1,045,000
Niska Gas Storage Canada ULC
6.500%, 04/01/2019 (L)	500,000	371,250
Peabody Energy Corp.
6.250%, 11/15/2021 (L)	1,500,000	922,500
10.000%, 03/15/2022 (L)(S)	1,000,000	885,000
Regency Energy Partners LP
5.875%, 03/01/2022	200,000	217,000
Rice Energy, Inc. 6.250%, 05/01/2022	700,000	682,500
Sabine Pass Liquefaction LLC
5.750%, 05/15/2024	1,000,000	1,005,000
Sabine Pass LNG LP 7.500%, 11/30/2016	800,000	850,000
Sanchez Energy Corp.
7.750%, 06/15/2021 (L)	900,000	868,500
SandRidge Energy, Inc.
7.500%, 03/15/2021	500,000	310,000
W&T Offshore, Inc. 8.500%, 06/15/2019	1,500,000	907,500
		22,857,011
Financials - 5.3%
Bank of America Corp. (6.100% to
03/17/2025, then 3 month
LIBOR + 3.898%)
6.100%, 03/17/2025 (Q)	500,000	507,188
Bank of America Corp., (8.125% to
05/15/2018, then 3 month
LIBOR + 3.640%)
8.125%, 05/15/2018 (Q)	1,500,000	1,618,125
Citigroup, Inc.
7.000%, 11/13/2015 (S)	2,800,000	1,240,680
Citigroup, Inc. (5.875% to 03/27/2020,
then 3 month LIBOR + 4.059%)
5.875%, 03/27/2020 (Q)	2,500,000	2,525,000
Citigroup, Inc. (6.300% to 05/15/2024,
then 3 month LIBOR + 3.423%)
6.300%, 05/15/2024 (Q)	1,500,000	1,531,875
JPMorgan Chase & Company (5.150% to
05/01/2023, then 3 month
LIBOR + 3.250%)
5.150%, 05/01/2023 (Q)	1,000,000	976,250
JPMorgan Chase & Company (7.900% to
04/30/2018, then 3 month
LIBOR + 3.470%)
7.900%, 04/30/2018 (Q)	7,500,000	8,071,875
Morgan Stanley (5.550% to 07/15/2020,
then 3 month LIBOR + 3.810%)
5.550%, 07/15/2020 (Q)	400,000	404,000
Nationstar Mortgage LLC
9.625%, 05/01/2019 (L)	1,700,000	1,814,750
OneMain Financial Holdings, Inc.
7.250%, 12/15/2021 (S)	1,500,000	1,552,500
Stena International SA
5.750%, 03/01/2024 (S)	800,000	760,000
Wells Fargo & Company (5.900% to
06/15/2024, then 3 month
LIBOR + 3.110%)
5.900%, 06/15/2024 (Q)	800,000	833,000
		21,835,243
Health care - 2.1%
Community Health Systems, Inc.
5.125%, 08/01/2021	300,000	309,000
6.875%, 02/01/2022	500,000	531,875
HCA, Inc.
5.875%, 05/01/2023	1,000,000	1,080,000
6.500%, 02/15/2020	1,300,000	1,463,800
7.500%, 02/15/2022	1,200,000	1,399,500
Tenet Healthcare Corp.
8.000%, 08/01/2020	953,000	1,000,650
Valeant Pharmaceuticals International, Inc.
6.125%, 04/15/2025 (S)	600,000	621,750
7.500%, 07/15/2021 (S)	1,400,000	1,514,184
VRX Escrow Corp.
5.875%, 05/15/2023 (S)	800,000	820,000
		8,740,759
Industrials - 2.2%
Abengoa Finance SAU
8.875%, 11/01/2017 (L)(S)	1,200,000	1,224,000
Bombardier, Inc. 7.500%, 03/15/2025 (S)	300,000	296,063
CEVA Group PLC 4.000%, 05/01/2018 (S)	2,100,000	1,905,750
HD Supply, Inc. 5.250%, 12/15/2021 (S)	500,000	515,000
Navistar International Corp.
8.250%, 11/01/2021	1,100,000	1,069,750
Ocean Rig UDW, Inc.
7.250%, 04/01/2019 (L)(S)	3,000,000	1,740,000
Stena AB 7.000%, 02/01/2024 (S)	300,000	291,000
TransDigm, Inc.
6.000%, 07/15/2022	500,000	499,375
6.500%, 07/15/2024	500,000	502,500
United Rentals North America, Inc.
8.375%, 09/15/2020	900,000	967,770
		9,011,208
Information technology - 3.3%
BMC Software Finance, Inc.
8.125%, 07/15/2021 (S)	1,500,000	1,372,500
Boxer Parent Company, Inc., PIK
9.000%, 10/15/2019 (S)	200,000	165,000
CDW LLC 8.500%, 04/01/2019	991,000	1,033,118
First Data Corp.
8.250%, 01/15/2021 (S)	3,500,000	3,771,250
12.625%, 01/15/2021	3,050,000	3,614,250
First Data Corp., PIK
8.750%, 01/15/2022 (S)	1,504,000	1,618,680
Freescale Semiconductor, Inc.
10.750%, 08/01/2020	1,426,000	1,550,775
Infor US, Inc. 9.375%, 04/01/2019	200,000	214,500

The accompanying notes are an integral part of the financial statements.	94

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Income Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
SRA International, Inc.
11.000%, 10/01/2019		$300,000	$318,000
			13,658,073
Materials - 1.0%
Algeco Scotsman Global Finance PLC
8.500%, 10/15/2018 (L)(S)		1,000,000	991,250
AngloGold Ashanti Holdings PLC
8.500%, 07/30/2020		600,000	644,850
Cemex SAB de CV
5.875%, 03/25/2019 (L)(S)		500,000	516,250
First Quantum Minerals, Ltd.
6.750%, 02/15/2020 (S)		517,000	478,225
7.000%, 02/15/2021 (S)		517,000	479,518
FMG Resources August 2006 Pty, Ltd.
6.875%, 02/01/2018 (L)(S)		444,444	435,556
INEOS Finance PLC
8.375%, 02/15/2019 (S)		700,000	744,240
			4,289,889
Telecommunication services - 3.9%
CenturyLink, Inc. 6.750%, 12/01/2023		200,000	220,250
Frontier Communications Corp.
8.500%, 04/15/2020		500,000	561,250
Intelsat Jackson Holdings SA
5.500%, 08/01/2023		500,000	472,500
Sprint Communications, Inc.
9.000%, 11/15/2018 (S)		3,000,000	3,442,500
11.500%, 11/15/2021		1,500,000	1,811,250
T-Mobile USA, Inc.
6.633%, 04/28/2021		2,500,000	2,618,750
6.731%, 04/28/2022		2,500,000	2,631,250
Telecom Italia SpA
5.303%, 05/30/2024 (S)		1,500,000	1,571,250
Verizon Communications, Inc.
5.150%, 09/15/2023		1,400,000	1,605,078
Wind Acquisition Finance SA
7.375%, 04/23/2021 (S)		1,000,000	1,037,500
			15,971,578
Utilities - 2.6%
Calpine Corp.
5.375%, 01/15/2023		1,500,000	1,500,000
5.750%, 01/15/2025		1,000,000	1,007,500
Dynegy Finance I, Inc.
6.750%, 11/01/2019 (S)		4,000,000	4,140,000
InterGen NV 7.000%, 06/30/2023 (S)		4,000,000	3,870,000
NRG Yield Operating LLC
5.375%, 08/15/2024 (S)		300,000	312,000
			10,829,500
TOTAL CORPORATE BONDS (Cost $140,520,986)			$143,841,465

CONVERTIBLE BONDS - 1.8%
Consumer discretionary - 0.9%
Fiat Chrysler Automobiles NV
7.875%, 12/15/2016		1,000,000	1,377,500
Volkswagen International Finance NV
5.500%, 11/09/2015 (S)	EUR	1,500,000	2,310,993
			3,688,493
Energy - 0.7%
Cobalt International Energy, Inc.
3.125%, 05/15/2024		$4,000,000	2,952,500
Materials - 0.2%
Cemex SAB de CV 3.750%, 03/15/2018		605,000	716,169
TOTAL CONVERTIBLE BONDS (Cost $7,527,012)			$7,357,162

TERM LOANS (M) - 1.9%
Consumer discretionary - 0.8%
iHeartCommunications, Inc.
6.928%, 01/30/2019		2,539,722	2,412,101
7.678%, 07/30/2019		816,818	786,799
			3,198,900
Industrials - 0.5%
Drillships Financing Holding, Inc.
6.000%, 03/31/2021		1,979,899	1,506,704
Navistar, Inc.
5.750%, 08/17/2017		760,128	763,295
			2,269,999
Information technology - 0.6%
First Data Corp.
3.674%, 03/24/2018		1,584,873	1,583,222
SRA International, Inc.
6.500%, 07/20/2018		746,952	749,286
			2,332,508
TOTAL TERM LOANS (Cost $8,222,618)			$7,801,407

COMMON STOCKS - 47.5%
Consumer discretionary - 2.9%
Automobiles - 1.6%
Ford Motor Company		225,000	$3,631,500
General Motors Company		72,416	2,715,600
			6,347,100
Hotels, restaurants and leisure - 0.1%
Las Vegas Sands Corp.		10,000	550,400
Media - 0.0%
Dex Media, Inc. (I)(L)		19,933	83,519
Multiline retail - 1.2%
Target Corp.		60,000	4,924,200
			11,905,219
Consumer staples - 0.8%
Beverages - 0.8%
PepsiCo, Inc.		35,920	3,434,670
Energy - 7.7%
Energy equipment and services - 0.5%
Halliburton Company		20,000	877,600
Schlumberger, Ltd.		15,000	1,251,600
			2,129,200
Oil, gas and consumable fuels - 7.2%
BP PLC, ADR		170,000	6,648,700
Canadian Oil Sands, Ltd.		100,000	777,703
Chevron Corp.		50,000	5,249,000
Devon Energy Corp.		15,000	904,650
Occidental Petroleum Corp.		10,000	730,000
Royal Dutch Shell PLC, ADR, Class A		154,414	9,210,795
Spectra Energy Corp.		73,370	2,653,793
The Williams Companies, Inc.		46,570	2,355,976
Total SA, ADR		25,000	1,241,500
			29,772,117
			31,901,317

The accompanying notes are an integral part of the financial statements.	95

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Income Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Financials - 2.3%
Banks - 1.6%
JPMorgan Chase & Co.	42,160	$2,554,053
Wells Fargo & Company	73,150	3,979,360
		6,533,413
Insurance - 0.7%
MetLife, Inc.	55,462	2,803,604
		9,337,017
Health care - 4.5%
Pharmaceuticals - 4.5%
Eli Lilly & Company	18,400	1,336,760
Johnson & Johnson	26,010	2,616,606
Merck & Company, Inc.	67,130	3,858,632
Pfizer, Inc.	200,000	6,958,000
Sanofi, ADR	80,000	3,955,200
		18,725,198
		18,725,198
Industrials - 5.1%
Aerospace and defense - 1.9%
The Boeing Company	7,000	1,050,560
Lockheed Martin Corp.	19,290	3,915,098
Raytheon Company	19,110	2,087,768
United Technologies Corp.	5,000	586,000
		7,639,426
Air freight and logistics - 0.2%
CEVA Group PLC (I)	1,115	808,426
Commercial services and supplies - 1.3%
Republic Services, Inc.	47,620	1,931,467
Waste Management, Inc.	65,340	3,543,388
		5,474,855
Industrial conglomerates - 1.7%
General Electric Company	281,620	6,986,992
		20,909,699
Information technology - 3.0%
Communications equipment - 0.8%
Cisco Systems, Inc.	119,080	3,277,677
Semiconductors and semiconductor equipment - 1.6%
Intel Corp.	109,590	3,426,879
Texas Instruments, Inc.	53,370	3,051,963
		6,478,842
Software - 0.6%
Microsoft Corp.	61,640	2,505,974
		12,262,493
Materials - 7.9%
Chemicals - 4.8%
Agrium, Inc. (L)	35,000	3,649,450
BASF SE	20,000	1,979,911
E.I. du Pont de Nemours & Company	69,450	4,963,592
LyondellBasell Industries NV, Class A	30,000	2,634,000
The Dow Chemical Company	100,000	4,798,000
The Mosaic Company	35,000	1,612,100
		19,637,053
Metals and mining - 3.1%
BHP Billiton PLC	161,680	3,548,117
Freeport-McMoRan, Inc.	137,150	2,598,993
Goldcorp, Inc.	65,440	1,185,773
Rio Tinto PLC, ADR (L)	134,483	5,567,596
		12,900,479
		32,537,532
Telecommunication services - 2.1%
Diversified telecommunication services - 1.9%
AT&T, Inc.	82,320	2,687,748
CenturyLink, Inc.	15,000	518,250
Telstra Corp., Ltd.	300,000	1,440,137
Verizon Communications, Inc.	65,070	3,164,354
		7,810,489
Wireless telecommunication services - 0.2%
Vodafone Group PLC	327,272	1,070,940
		8,881,429
Utilities - 11.2%
Electric utilities - 6.9%
Duke Energy Corp.	47,082	3,614,956
Entergy Corp.	35,000	2,712,150
Exelon Corp.	130,000	4,369,300
FirstEnergy Corp.	35,450	1,242,877
NextEra Energy, Inc.	53,345	5,550,547
Pinnacle West Capital Corp.	27,430	1,748,663
PPL Corp.	35,500	1,194,930
The Southern Company	110,000	4,870,800
Xcel Energy, Inc.	100,000	3,481,000
		28,785,223
Independent power and renewable electricity producers - 0.6%
Dynegy, Inc. (I)	80,168	2,519,680
Multi-utilities - 3.7%
Dominion Resources, Inc.	40,070	2,839,761
PG&E Corp.	112,400	5,965,068
Public Service Enterprise Group, Inc.	70,000	2,934,400
Sempra Energy	20,950	2,283,969
TECO Energy, Inc.	59,000	1,144,600
		15,167,798
		46,472,701
TOTAL COMMON STOCKS (Cost $169,483,256)		$196,367,275

PREFERRED SECURITIES - 4.8%
Energy - 0.6%
Energy equipment and services - 0.0%
Newco Acquisition Company, Ltd. (I)	31	31,000
Oil, gas and consumable fuels - 0.6%
Chesapeake Energy Corp., 5.750% (S)	1,900	1,641,125
SandRidge Energy, Inc., 7.000% (I)	26,500	1,016,938
		2,658,063
		2,689,063
Financials - 3.3%
Banks - 2.9%
Bank of America Corp., 7.250%	5,350	6,189,950
Wells Fargo & Company, 7.500%	4,600	5,625,800
		11,815,750
Capital markets - 0.1%
Morgan Stanley (6.375% to 10/15/2024,
then 3 month LIBOR + 3.708%)	20,000	520,800

The accompanying notes are an integral part of the financial statements.	96

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Income Trust (continued)

	Shares or
	Principal
	Amount	Value
PREFERRED SECURITIES (continued)
Real estate investment trusts - 0.2%
FelCor Lodging Trust, Inc., 1.950%	30,000	$784,500
Thrifts and mortgage finance - 0.1%
Federal National Mortgage Association,
Series S (Higher of 3 month
LIBOR + 4.230% or 7.750%) (I)(L)	79,300	329,888
		13,450,938
Health care - 0.3%
Pharmaceuticals - 0.3%
Actavis PLC, 5.500% (I)	1,175	1,189,100
Information technology - 0.2%
Semiconductors and semiconductor equipment - 0.2%
Ceva, Inc. (I)	1,068	774,387
Utilities - 0.4%
Multi-utilities - 0.4%
Dominion Resources, Inc., 6.000%	8,500	479,400
Dominion Resources, Inc., 6.125%	8,500	477,360
Dominion Resources, Inc., 6.375%	18,600	900,240
		1,857,000
		1,857,000
TOTAL PREFERRED SECURITIES (Cost $19,885,761)		$19,960,488

WARRANTS - 0.0%
Dynegy, Inc. (Expiration Date: 10/02/2017;
Strike Price: $40.00) (I)	10,796	45,559
TOTAL WARRANTS (Cost $208,370)		$45,559

ESCROW CERTIFICATES - 0.0%
Consumer discretionary - 0.0%
General Motors Company (I)	85,000	850
SuperMedia, Inc. (I)	651,025	0
		850
TOTAL ESCROW CERTIFICATES (Cost $326)		$850

EQUITY LINKED SECURITIES - 3.2%
Financials - 3.2%
Anadarko Petroleum Corp. (Barclays Bank
PLC) 6.000%, 09/02/2015 (S)	15,000	1,278,368
Anadarko Petroleum Corp. (JPMorgan
Chase & Company) 7.000%, 12/08/2015	20,000	1,716,600
Apple, Inc. (Citigroup, Inc.)
7.000%, 03/22/2016 (S)	25,000	3,099,950
Baker Hughes, Inc. (Credit Suisse AG)
3.186%, 11/13/2015	1,500,000	889,200
Bank of America Corp. (The Goldman
Sachs Group, Inc.) 6.000%, 11/12/2015	125,000	1,976,000
Freescale Semiconductor, Ltd. (Bank of
America Corp.) 7.000%, 12/23/2015	53,000	1,397,769
General Motors Company (Deutsche Bank
AG London) 8.000%, 03/18/2016 (S)	2,700,000	1,015,011
Intel Corp. (Bank of America
Corp.) 6.500%,	62,000	1,969,368
		13,342,266
TOTAL EQUITY LINKED SECURITIES (Cost $13,708,573)		$13,342,266

SECURITIES LENDING COLLATERAL - 5.5%
John Hancock
Collateral Trust, 0.1102% (W)(Y)	2,261,789	$22,629,198
TOTAL SECURITIES LENDING
COLLATERAL (Cost $22,629,642)		$22,629,198

SHORT-TERM INVESTMENTS - 2.2%
U.S. Government & Agency
obligations - 2.2%
Federal Home Loan Bank Discount Notes,
0.010%, 04/01/2015 *	$9,000,000	$9,000,000
TOTAL SHORT-TERM INVESTMENTS (Cost $9,000,000)		$9,000,000
Total Investments (Income Trust)
(Cost $391,186,544) - 101.7%		$420,345,670
Other assets and liabilities, net - (1.7%)		(7,114,019)
TOTAL NET ASSETS - 100.0%		$413,231,651

International Core Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 97.3%
Australia - 0.1%
Pacific Brands, Ltd. (I)	169,701	$59,228
Woodside Petroleum, Ltd.	38,704	1,014,003
		1,073,231
Austria - 0.4%
OMV AG	44,950	1,233,042
voestalpine AG	42,436	1,552,305
		2,785,347
Belgium - 1.1%
Belgacom SA	72,622	2,540,910
Delhaize Group SA	42,218	3,792,854
Solvay SA	7,855	1,135,436
Umicore SA	5,590	233,467
		7,702,667
Bermuda - 0.0%
Catlin Group, Ltd.	20,270	213,521
		213,521
Canada - 0.5%
Suncor Energy, Inc.	129,200	3,775,368
		3,775,368
Denmark - 1.2%
AP Moeller - Maersk A/S, Class B (L)	1,153	2,410,032
Carlsberg A/S, Class B (L)	10,703	882,530
Novo Nordisk A/S, Class B	30,150	1,609,521
Pandora A/S	15,980	1,454,901
TDC A/S	79,289	568,103
Vestas Wind Systems A/S	38,841	1,601,450
		8,526,537
Finland - 0.9%
Fortum OYJ (L)	98,879	2,071,526
Metso OYJ (L)	6,570	191,953
Neste Oil OYJ (L)	35,367	928,024
Nokia OYJ	119,976	914,784
Stora Enso OYJ, Series R	35,473	364,733
Tieto OYJ (L)	25,094	589,676

The accompanying notes are an integral part of the financial statements.	97

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

International Core Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Finland (continued)
UPM-Kymmene OYJ	95,712	$1,859,385
		6,920,081
France - 16.2%
AXA SA	47,527	1,196,211
BNP Paribas SA	30,229	1,839,307
Bouygues SA	64,080	2,515,501
Carrefour SA	37,091	1,239,092
Casino Guichard Perrachon SA	11,426	1,011,723
Christian Dior SE	1,604	301,900
Cie de Saint-Gobain	55,927	2,455,594
Cie Generale des Etablissements Michelin	44,381	4,413,449
Credit Agricole SA	134,251	1,972,805
Electricite de France SA	51,030	1,223,607
GDF Suez	347,930	6,869,165
Hermes International	344	121,461
LVMH Moet Hennessy Louis Vuitton SE	5,955	1,047,975
Orange SA	512,835	8,235,873
Peugeot SA (I)	119,941	2,004,879
Rallye SA	14,823	557,759
Renault SA	173,789	15,785,197
Rexel SA	24,335	458,854
Sanofi	113,777	11,236,464
Schneider Electric SE	74,118	5,767,750
Societe Generale SA	13,742	663,489
Suez Environnement Company	64,934	1,117,932
Total SA	615,899	30,614,377
Valeo SA	6,708	1,000,529
Vallourec SA	26,276	641,329
Veolia Environnement SA	107,041	2,024,521
Vinci SA	58,786	3,358,650
Vivendi SA	375,310	9,318,081
		118,993,474
Germany - 10.7%
Allianz SE	10,750	1,866,371
Aurubis AG	32,949	1,860,897
BASF SE	168,561	16,686,725
Bayerische Motoren Werke AG	40,651	5,062,458
Bilfinger SE	8,818	509,683
Daimler AG (L)	126,134	12,113,197
Deutsche Lufthansa AG	108,176	1,514,748
Deutsche Telekom AG	484,496	8,861,601
E.ON SE	542,318	8,063,656
Freenet AG	8,159	245,189
Fresenius Medical Care AG & Company KGaA	30,466	2,532,377
HeidelbergCement AG	12,932	1,022,688
K+S AG	73,384	2,390,992
Leoni AG	26,151	1,651,895
Metro AG	41,979	1,422,656
Muenchener Rueckversicherungs AG	9,683	2,080,696
ProSiebenSat.1 Media AG	43,973	2,150,839
Rheinmetall AG	2,912	140,064
RWE AG	141,433	3,600,861
Salzgitter AG	16,807	487,300
Siemens AG	29,846	3,227,956
Suedzucker AG	1,442	17,607
Volkswagen AG	2,681	689,342
		78,199,798
Hong Kong - 1.1%
CK Hutchison Holdings, Ltd.	102,000	2,083,913
Hongkong Land Holdings, Ltd.	21,600	163,093
Hutchison Whampoa, Ltd.	69,000	956,399
Noble Group, Ltd.	1,463,000	979,972
Sun Hung Kai Properties, Ltd.	89,802	1,384,701
Swire Pacific, Ltd.	142,000	1,932,972
Wharf Holdings, Ltd.	119,000	830,721
		8,331,771
Ireland - 0.5%
CRH PLC	70,634	1,847,272
Shire PLC	24,906	1,985,575
		3,832,847
Israel - 0.8%
Check Point Software Technologies, Ltd. (I)	50,500	4,139,485
Partner Communications Company, Ltd. (I)	41,487	114,989
Teva Pharmaceutical Industries, Ltd.	31,361	1,959,977
		6,214,451
Italy - 4.2%
A2A SpA	495,118	514,109
Enel SpA	1,681,350	7,595,344
Eni SpA	668,946	11,578,168
Finmeccanica SpA (I)	199,872	2,374,097
Mediaset SpA (I)	269,940	1,228,686
Recordati SpA	4,477	83,607
Snam SpA	143,217	695,192
Telecom Italia SpA (I)	3,708,775	4,342,594
Telecom Italia SpA	2,764,051	2,599,070
		31,010,867
Japan - 22.7%
Aeon Company, Ltd.	62,400	684,492
Aisin Seiki Company, Ltd.	14,100	511,200
Asahi Glass Company, Ltd.	93,000	609,149
Asahi Kasei Corp.	69,000	658,924
Asatsu-DK, Inc.	2,400	65,371
Brother Industries, Ltd.	5,300	84,206
Canon, Inc.	165,900	5,869,757
Central Japan Railway Company	14,500	2,620,435
CyberAgent, Inc.	35,500	2,033,343
Daihatsu Motor Company, Ltd.	21,500	328,855
Daiichi Sankyo Company, Ltd.	2,400	38,138
Daito Trust Construction Company, Ltd.	16,100	1,797,818
Daiwabo Holdings Company, Ltd.	183,000	293,971
Dena Company, Ltd. (L)	126,100	2,468,233
Fuji Heavy Industries, Ltd.	36,384	1,207,812
Fuji Oil Company, Ltd.	23,200	369,752
FUJIFILM Holdings Corp.	39,400	1,401,717
Gree, Inc. (L)	228,100	1,587,125
Gunze, Ltd.	46,000	122,940
Hanwa Company, Ltd.	164,000	665,160
Haseko Corp.	216,200	2,105,988
Hitachi Chemical Company, Ltd.	12,300	262,649
Honda Motor Company, Ltd.	204,300	6,668,953
Hoya Corp.	29,300	1,173,006
Inpex Holdings, Inc.	236,000	2,600,435
ITOCHU Corp.	373,900	4,046,301
Japan Tobacco, Inc.	79,600	2,516,543
JFE Holdings, Inc.	68,100	1,503,179
JSR Corp.	12,100	209,538
JX Holdings, Inc.	501,900	1,931,138
K’s Holdings Corp. (L)	52,200	1,688,015
Kawasaki Kisen Kaisha, Ltd.	604,000	1,621,898
KDDI Corp.	154,770	3,496,646
Keyence Corp.	3,400	1,855,369
Kobe Steel, Ltd.	628,000	1,158,293

The accompanying notes are an integral part of the financial statements.	98

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

International Core Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Kohnan Shoji Company, Ltd.	12,000	$134,386
Kuraray Company, Ltd.	8,800	119,150
Kyocera Corp.	166,300	9,088,751
Leopalace21 Corp. (I)	242,200	1,267,842
Marubeni Corp.	500,576	2,894,078
Medipal Holdings Corp.	53,600	698,630
Mitsubishi Chemical Holdings Corp.	336,200	1,951,664
Mitsubishi Corp.	345,305	6,938,501
Mitsubishi Electric Corp.	69,000	819,132
Mitsubishi UFJ Financial Group, Inc.	319,900	1,981,273
Mitsui & Company, Ltd.	441,600	5,913,988
Mitsui Engineering &
Shipbuilding Company, Ltd.	436,000	743,371
Mitsui OSK Lines, Ltd.	423,000	1,434,682
Murata Manufacturing Company, Ltd.	11,100	1,524,465
Nidec Corp.	19,200	1,274,529
Nippon Electric Glass Company, Ltd.	73,000	356,764
Nippon Light Metal Holdings Company, Ltd.	73,700	109,157
Nippon Paper Industries Company, Ltd. (L)	84,500	1,269,799
Nippon Steel & Sumitomo Metal Corp.	301,000	756,836
Nippon Telegraph & Telephone Corp.	123,300	7,611,435
Nippon Yusen KK	215,000	618,498
Nipro Corp.	22,200	211,360
Nissan Motor Company, Ltd.	2,284,800	23,237,679
Nitori Holdings Company, Ltd.	25,800	1,746,493
North Pacific Bank, Ltd.	27,900	105,298
NTT DoCoMo, Inc.	284,200	4,966,686
Osaka Gas Company, Ltd.	65,000	271,816
Panasonic Corp.	94,600	1,242,291
Resona Holdings, Inc.	378,900	1,880,392
Ricoh Company, Ltd.	95,700	1,040,588
Ryohin Keikaku Company, Ltd.	12,500	1,815,150
Seiko Epson Corp.	69,600	1,232,710
Sekisui House, Ltd.	52,700	765,206
Showa Denko KK	185,000	235,583
SMC Corp.	3,200	952,844
Sojitz Corp.	1,465,700	2,450,276
Sumitomo Corp.	342,600	3,655,872
Sumitomo Heavy Industries, Ltd.	67,000	438,468
Sumitomo Metal Mining Company, Ltd.	87,000	1,271,569
Sumitomo Mitsui Financial Group, Inc.	55,000	2,106,752
Sumitomo Rubber Industries, Ltd.	19,500	359,451
Takeda Pharmaceutical Company, Ltd.	62,311	3,110,435
The Yokohama Rubber Company, Ltd.	22,000	226,777
Tokyo Electric Power Company, Inc. (I)	288,900	1,093,472
TonenGeneral Sekiyu KK	27,867	240,328
Tosoh Corp.	171,000	861,324
Toyota Tsusho Corp.	105,400	2,788,632
Ube Industries, Ltd.	143,000	223,740
UNY Group Holdings Company, Ltd. (L)	169,500	949,798
West Japan Railway Company	15,300	802,185
Yamada Denki Company, Ltd. (L)	618,200	2,545,708
		166,592,163
Luxembourg - 0.2%
ArcelorMittal	118,037	1,107,488
		1,107,488
Netherlands - 6.5%
Aegon NV	200,642	1,584,195
Boskalis Westminster NV	4,217	207,849
Corbion NV	14,931	283,247
Delta Lloyd NV	41,257	776,332
Heineken NV	15,542	1,186,264
ING Groep NV (I)	62,015	908,391
Koninklijke Ahold NV	207,510	4,089,149
Koninklijke BAM Groep NV	47,410	211,198
Koninklijke DSM NV	14,118	786,855
Koninklijke KPN NV	657,235	2,227,789
PostNL NV (I)	329,251	1,398,759
Royal Dutch Shell PLC, A Shares	708,669	21,073,662
Royal Dutch Shell PLC, B Shares	398,067	12,399,859
SNS REAAL NV (I)	69,081	0
Wolters Kluwer NV	8,399	274,266
		47,407,815
New Zealand - 0.0%
Chorus, Ltd. (I)	103,262	220,193
		220,193
Norway - 1.6%
Orkla ASA	15,557	117,414
Statoil ASA	291,396	5,152,292
Telenor ASA	106,530	2,149,816
TGS Nopec Geophysical Company ASA	41,622	921,237
Yara International ASA	69,186	3,512,775
		11,853,534
Portugal - 0.4%
EDP - Energias de Portugal SA	743,175	2,783,287
		2,783,287
Singapore - 0.2%
Golden Agri-Resources, Ltd.	3,821,000	1,182,442
		1,182,442
Spain - 4.4%
ACS Actividades de Construccion
y Servicios SA	44,332	1,569,095
Enagas SA	44,640	1,276,470
Endesa SA	3,642	70,308
Ferrovial SA	46,795	994,954
Gas Natural SDG SA	99,460	2,233,079
Iberdrola SA	939,756	6,060,042
Indra Sistemas SA	12,482	146,302
Red Electrica Corp. SA	6,442	523,818
Repsol SA	206,877	3,851,072
Telefonica SA	1,074,090	15,283,712
		32,008,852
Sweden - 2.0%
Investor AB, B Shares	34,708	1,381,615
NCC AB, B Shares (L)	25,121	831,230
Sandvik AB	68,193	763,628
Securitas AB, B Shares	15,578	223,644
Skanska AB, B Shares	47,429	1,063,326
Tele2 AB, B Shares	17,089	204,398
Telefonaktiebolaget LM Ericsson, B Shares	327,820	4,115,761
TeliaSonera AB	676,620	4,299,707
Volvo AB, B Shares	145,006	1,754,896
		14,638,205
Switzerland - 2.0%
ABB, Ltd. (I)	166,722	3,536,842
Actelion, Ltd. (I)	13,847	1,597,024
Holcim, Ltd. (I)	20,438	1,522,681
Nestle SA	58,925	4,437,196
Swisscom AG	2,637	1,529,171

The accompanying notes are an integral part of the financial statements.	99

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

International Core Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Zurich Insurance Group AG (I)	5,697	$1,925,599
		14,548,513
United Kingdom - 17.7%
AstraZeneca PLC	325,531	22,337,338
Aviva PLC	138,650	1,109,595
BAE Systems PLC	446,950	3,463,652
Balfour Beatty PLC	60,290	214,902
BG Group PLC	148,510	1,822,765
BP PLC	4,180,745	27,100,157
British American Tobacco PLC	119,543	6,190,392
BT Group PLC	529,010	3,437,410
Carillion PLC	39,220	189,802
Centrica PLC	1,022,182	3,823,256
Compass Group PLC	107,472	1,865,626
Fiat Chrysler Automobiles NV (I)	138,344	2,245,877
GlaxoSmithKline PLC	586,330	13,497,223
Home Retail Group PLC	408,596	996,579
Imperial Tobacco Group PLC	13,363	586,182
J Sainsbury PLC	72,133	276,803
Kingfisher PLC	110,992	626,222
Ladbrokes PLC	10,569	16,300
Marks & Spencer Group PLC	198,216	1,567,657
Next PLC	15,185	1,579,210
Pearson PLC	74,779	1,609,512
Prudential PLC	40,060	994,102
Reckitt Benckiser Group PLC	68,037	5,844,733
SSE PLC	45,167	1,002,385
Tesco PLC	1,560,588	5,570,582
Trinity Mirror PLC (I)	89,689	241,282
Unilever NV	44,736	1,869,401
Unilever PLC	89,060	3,715,875
Vodafone Group PLC	4,140,321	13,548,419
WM Morrison Supermarkets PLC	404,048	1,154,740
WPP PLC	67,198	1,526,102
		130,024,081
United States - 1.9%
Catamaran Corp. (I)	117,600	7,001,912
Valeant Pharmaceuticals International, Inc. (I)	35,374	7,025,984
		14,027,896
TOTAL COMMON STOCKS (Cost $712,129,968)		$713,974,429

PREFERRED SECURITIES - 1.8%
Germany - 1.8%
Porsche Automobil Holding SE	53,700	5,258,734
Volkswagen AG	29,933	7,938,275
		13,197,009
TOTAL PREFERRED SECURITIES (Cost $10,570,327)		$13,197,009

RIGHTS - 0.0%
Telefonica SA (Expiration
Date: 04/06/2015) (I)(N)	1,074,090	173,237
TOTAL RIGHTS (Cost $0)		$173,237

SECURITIES LENDING COLLATERAL - 3.8%
John Hancock
Collateral Trust, 0.1102% (W)(Y)	2,757,495	27,588,736
TOTAL SECURITIES LENDING
COLLATERAL (Cost $27,588,957)		$27,588,736

SHORT-TERM INVESTMENTS - 0.4%
Money market funds - 0.4%
JPMorgan U.S. Treasury Plus Money Market
Fund, 0.0100% (Y)	3,025,984	3,025,984
		3,025,984
TOTAL SHORT-TERM INVESTMENTS (Cost $3,025,984)		$3,025,984
Total Investments (International Core Trust)
(Cost $753,315,236) - 103.3%		$757,959,395
Other assets and liabilities, net - (3.3%)		(24,190,503)
TOTAL NET ASSETS - 100.0%		$733,768,892

International Equity Index Trust B

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 96.1%
Australia - 5.3%
AGL Energy, Ltd.	22,581	$261,054
ALS, Ltd.	16,356	61,435
Alumina, Ltd.	97,775	118,984
Amcor, Ltd.	47,860	509,946
AMP, Ltd.	113,320	553,098
APA Group	46,245	318,078
Asciano, Ltd.	34,768	167,199
ASX, Ltd.	6,730	211,735
Aurizon Holdings, Ltd.	67,567	248,695
AusNet Services	86,233	95,704
Australia & New Zealand Banking Group, Ltd.	99,131	2,757,841
Bank of Queensland, Ltd.	13,798	144,586
Bendigo & Adelaide Bank, Ltd.	17,738	169,023
BHP Billiton PLC	74,597	1,637,047
BHP Billiton, Ltd.	112,851	2,623,110
Boral, Ltd.	30,626	148,457
Brambles, Ltd.	58,198	508,953
Caltex Australia, Ltd.	5,216	138,429
Coca-Cola Amatil, Ltd.	24,867	203,595
Cochlear, Ltd.	2,020	138,868
Commonwealth Bank of Australia	56,354	3,997,223
Computershare, Ltd.	16,916	163,507
Crown Resorts, Ltd.	14,609	148,281
CSL, Ltd.	17,092	1,195,796
Dexus Property Group	30,665	176,541
Federation Centres	48,148	111,141
Flight Centre Travel Group, Ltd.	2,493	75,033
Fortescue Metals Group, Ltd. (L)	50,633	74,952
Goodman Group	63,626	306,369
Harvey Norman Holdings, Ltd.	15,848	53,567
Healthscope, Ltd.	38,676	89,916
Iluka Resources, Ltd.	17,126	110,393
Incitec Pivot, Ltd.	66,828	206,415
Insurance Australia Group, Ltd.	87,472	404,907
Leighton Holdings, Ltd.	3,702	59,320
Lend Lease Group	20,344	256,957
Macquarie Group, Ltd.	9,924	576,846
Medibank Pvt, Ltd. (I)	94,782	167,161
Mirvac Group	125,759	192,023
National Australia Bank, Ltd.	85,032	2,489,251
Newcrest Mining, Ltd. (I)	29,796	300,508
Novion Property Group	73,743	140,478
Orica, Ltd.	13,519	205,289

The accompanying notes are an integral part of the financial statements.	100

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Origin Energy, Ltd.	42,622	$365,345
Qantas Airways, Ltd. (I)	44,750	106,143
QBE Insurance Group, Ltd.	44,109	436,009
Ramsay Health Care, Ltd.	4,156	212,187
Santos, Ltd.	33,536	181,409
Scentre Group	188,799	536,347
Seek, Ltd.	11,910	154,422
Sonic Healthcare, Ltd.	13,653	212,111
Stockland	87,432	298,719
Suncorp Group, Ltd.	47,614	488,262
Sydney Airport	27,261	107,277
Tabcorp Holdings, Ltd.	2,794	10,067
Tabcorp Holdings, Ltd.	33,525	120,790
Tatts Group, Ltd.	55,809	168,843
Telstra Corp., Ltd.	147,901	709,992
The GPT Group	50,956	176,988
Toll Holdings, Ltd.	25,442	171,175
Transurban Group	59,523	430,998
Treasury Wine Estates, Ltd.	24,526	95,294
Wesfarmers, Ltd.	40,454	1,350,916
Westfield Corp. (I)	69,727	505,319
Westpac Banking Corp.	112,251	3,355,299
Woodside Petroleum, Ltd.	23,280	609,911
Woolworths, Ltd.	44,313	992,344
WorleyParsons, Ltd.	7,028	50,863
		34,364,741
Austria - 0.1%
ANDRITZ AG	2,752	164,313
Erste Group Bank AG	8,613	211,743
Immofinanz AG	24,655	72,613
OMV AG	5,543	152,052
Raiffeisen Bank International AG (L)	2,225	30,921
Vienna Insurance Group AG Wiener
Versicherung Gruppe	1,321	58,489
voestalpine AG	4,357	159,379
		849,510
Belgium - 1.0%
Ageas	7,799	280,082
Anheuser-Busch InBev NV	27,996	3,420,136
Belgacom SA	5,996	209,789
Colruyt SA	2,769	120,514
Delhaize Group SA	3,906	350,914
Groupe Bruxelles Lambert SA	3,135	259,919
KBC Groep NV	9,550	590,210
Solvay SA	2,305	333,187
Telenet Group Holding NV	2,144	117,974
UCB SA	3,593	259,561
Umicore SA	4,660	194,625
		6,136,911
Bermuda - 0.0%
Seadrill, Ltd.	13,637	127,691
		127,691
Brazil - 1.0%
Ambev SA	161,130	931,475
Banco Bradesco SA	28,248	266,677
Banco do Brasil SA	29,813	214,008
Banco Santander SA, ADR	20,914	171,687
BB Seguridade Participacoes SA	24,400	250,762
BM&FBovespa SA	65,076	227,553
BR Malls Participacoes SA	15,410	81,793
Braskem SA, ADR (L)	1,584	10,993
BRF SA	23,920	474,420
CCR SA	32,600	166,496
Centrais Eletricas Brasileiras SA	6,700	12,092
Centrais Eletricas Brasileiras SA, ADR	2,381	4,310
Centrais Eletricas Brasileiras SA, ADR	1,429	3,001
CETIP SA - Mercados Organizados	8,211	81,941
Cia Brasileira de Distribuicao, ADR	628	18,727
Cia de Saneamento Basico do Estado de
Sao Paulo	12,870	71,416
Cia Siderurgica Nacional SA	16,100	27,392
Cia Siderurgica Nacional SA, ADR (L)	11,800	19,824
Cielo SA	26,100	373,646
Cosan SA Industria e Comercio	4,911	42,916
CPFL Energia SA	9,500	60,901
Cyrela Brazil Realty SA Empreendimentos
e Participacoes	11,600	48,158
Duratex SA	12,463	33,973
EcoRodovias Infraestrutura E Logistica SA	7,200	20,281
EDP - Energias do Brasil SA	8,700	28,214
Embraer SA	10,800	83,076
Embraer SA, ADR	2,626	80,750
Estacio Participacoes SA	10,300	59,834
Fibria Celulose SA (I)	3,172	44,923
Fibria Celulose SA, ADR (I)(L)	6,862	96,960
Hypermarcas SA	13,608	83,996
JBS SA	15,473	68,843
Klabin SA	17,800	101,506
Kroton Educacional SA	47,780	154,049
Localiza Rent a Car SA	5,576	63,420
Lojas Renner SA	4,700	133,686
Multiplan Empreendimentos Imobiliarios SA	3,152	55,355
Natura Cosmeticos SA	6,500	54,785
Odontoprev SA	11,500	39,167
Oi SA, ADR (I)	1,158	1,783
Petroleo Brasileiro SA	107,029	321,266
Porto Seguro SA	4,419	49,499
Raia Drogasil SA	8,100	72,687
Souza Cruz SA	14,400	114,603
Sul America SA	6,310	28,095
Telefonica Brasil SA, ADR	6,017	92,000
Tim Participacoes SA	32,920	109,749
Totvs SA	4,500	51,464
Tractebel Energia SA	6,400	70,787
Ultrapar Participacoes SA	12,100	245,787
Usinas Siderurgicas de Minas
Gerais SA, ADR (I)	800	1,260
Vale SA	47,000	264,191
WEG SA	10,530	104,919
		6,291,096
Canada - 6.4%
Agnico Eagle Mines, Ltd.	6,800	188,932
Agrium, Inc. (L)	5,500	573,211
Alimentation Couche-Tard, Inc., Class B	14,500	577,802
AltaGas, Ltd.	4,300	143,475
ARC Resources, Ltd. (L)	11,900	204,448
Atco, Ltd., Class I	2,800	99,748
Bank of Montreal (L)	22,500	1,348,348
Barrick Gold Corp.	38,540	421,443
Baytex Energy Corp. (L)	4,700	74,329
BCE, Inc. (L)	10,024	424,371
BlackBerry, Ltd. (I)	19,900	177,388
Bombardier, Inc., Class B (L)	49,200	97,114
Brookfield Asset Management, Inc., Class A	20,299	1,085,669

The accompanying notes are an integral part of the financial statements.	101

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Canada (continued)
CAE, Inc.	11,300	$131,865
Cameco Corp.	16,400	228,542
Canadian Imperial Bank of Commerce (L)	13,700	993,197
Canadian National Railway Company	29,000	1,942,110
Canadian Natural Resources, Ltd.	38,960	1,194,131
Canadian Oil Sands, Ltd.	19,100	148,541
Canadian Pacific Railway, Ltd.	6,100	1,116,884
Canadian Tire Corp., Ltd., Class A	3,000	305,626
Canadian Utilities, Ltd., Class A	4,800	150,721
Cenovus Energy, Inc.	26,800	451,763
CGI Group, Inc., Class A (I)	7,100	301,142
CI Financial Corp. (L)	7,800	218,071
Constellation Software, Inc.	600	207,379
Crescent Point Energy Corp. (L)	13,800	307,696
Dollarama, Inc.	5,200	290,679
Eldorado Gold Corp.	25,100	115,140
Empire Company, Ltd.	1,900	132,477
Enbridge, Inc.	28,700	1,383,392
Encana Corp.	24,900	277,988
Enerplus Corp.	7,700	78,061
Fairfax Financial Holdings, Ltd.	800	448,462
Finning International, Inc.	7,200	133,932
First Capital Realty, Inc.	4,700	73,215
First Quantum Minerals, Ltd.	20,554	249,105
Fortis, Inc. (L)	9,400	286,331
Franco-Nevada Corp.	5,900	285,928
George Weston, Ltd.	2,100	166,335
Gildan Activewear, Inc.	10,000	294,817
Goldcorp, Inc.	27,984	506,410
Great-West Lifeco, Inc. (L)	11,700	338,284
H&R Real Estate Investment Trust	4,300	79,207
Husky Energy, Inc. (L)	13,800	281,655
IGM Financial, Inc. (L)	3,300	117,274
Imperial Oil, Ltd.	11,330	452,198
Industrial Alliance Insurance &
Financial Services, Inc.	3,100	103,705
Intact Financial Corp.	5,000	376,693
Inter Pipeline, Ltd. (L)	11,200	288,633
Keyera Corp.	2,900	192,906
Kinross Gold Corp. (I)	43,729	97,018
Loblaw Companies, Ltd.	7,840	383,288
Magna International, Inc.	15,800	844,671
Manulife Financial Corp. (O)	63,400	1,076,731
MEG Energy Corp. (I)	6,100	98,540
Methanex Corp. (L)	3,500	187,387
Metro, Inc.	11,400	308,908
National Bank of Canada	11,800	430,802
New Gold, Inc. (I)	18,000	60,400
Onex Corp.	3,500	203,249
Open Text Corp.	4,800	253,388
Paramount Resources, Ltd., Class A (I)	2,000	49,268
Pembina Pipeline Corp. (L)	11,700	369,692
Peyto Exploration & Development Corp.	5,200	139,428
Potash Corp. of Saskatchewan, Inc.	30,800	992,905
Power Corp. of Canada	12,000	317,587
Power Financial Corp. (L)	10,400	307,841
PrairieSky Royalty, Ltd.	4,500	106,162
Restaurant Brands International, Inc.	6,646	254,810
RioCan Real Estate Investment Trust	5,300	121,228
Rogers Communications, Inc., Class B (L)	14,100	472,022
Royal Bank of Canada	50,700	3,051,887
Saputo, Inc.	10,600	291,332
Shaw Communications, Inc., Class B	14,600	327,608
Silver Wheaton Corp.	13,900	264,051
SNC-Lavalin Group, Inc.	4,900	152,159
Sun Life Financial, Inc. (L)	21,500	662,544
Suncor Energy, Inc.	51,787	1,513,274
Talisman Energy, Inc.	39,600	303,593
Teck Resources, Ltd., Class B	19,761	271,167
Telus Corp.	7,600	252,443
The Bank of Nova Scotia	42,000	2,107,047
The Toronto-Dominion (L)	64,700	2,769,245
Tourmaline Oil Corp. (I)	5,900	178,554
TransAlta Corp. (L)	10,400	96,483
TransCanada Corp. (L)	24,200	1,034,836
Turquoise Hill Resources, Ltd. (I)	33,720	105,163
Vermilion Energy, Inc. (L)	4,000	168,173
West Fraser Timber Company, Ltd.	2,400	122,790
Yamana Gold, Inc.	29,844	106,977
		40,921,424
Chile - 0.3%
Banco Santander Chile, ADR	13,061	283,162
Cencosud SA	61,383	145,471
Cia Cervecerias Unidas SA, ADR (L)	6,197	128,650
Corpbanca SA, ADR (L)	2,999	47,894
Empresa Nacional de Electricidad SA. ADR	6,770	304,989
Enersis SA, ADR	26,429	429,736
Latam Airlines Group SA, ADR (L)	11,197	90,248
Sociedad Quimica y Minera de Chile SA, ADR	4,454	81,286
Vina Concha y Toro SA, ADR	2,105	86,894
		1,598,330
China - 3.6%
AAC Technologies Holdings, Inc.	27,342	168,800
Agricultural Bank of China, Ltd., H Shares	807,000	399,539
Air China, Ltd., H Shares	84,534	86,245
Aluminum Corp. of China, Ltd., H Shares (I)	185,220	92,417
Anhui Conch Cement Company, Ltd., H Shares	56,790	214,453
ANTA Sports Products, Ltd.	17,000	31,043
Bank of China, Ltd., H Shares	2,759,563	1,595,237
Bank of Communications Company, Ltd.,
H Shares	337,527	290,087
BBMG Corp., H Shares	22,000	20,326
Beijing Capital International Airport
Company, Ltd., H Shares	52,789	51,551
Byd Company, Ltd., H Shares	24,105	123,888
China Cinda Asset Management
Company, Ltd., H Shares (I)	149,000	73,799
China CITIC Bank Corp., Ltd., H Shares	310,800	234,311
China Coal Energy Company, Ltd.,
H Shares (L)	179,000	98,754
China Communications Construction
Company, Ltd., H Shares	200,335	282,282
China Communications Services Corp., Ltd.,
H Shares	129,600	57,487
China Construction Bank Corp., H Shares	2,567,914	2,131,336
China Cosco Holdings Company, Ltd.,
H Shares (I)(L)	115,631	60,908
China Life Insurance Company, Ltd., H Shares	258,624	1,136,848
China Longyuan Power Group Corp., Ltd.,
H Shares	99,000	107,602
China Medical System Holdings, Ltd.	37,300	57,448
China Mengniu Dairy Company, Ltd.	44,502	237,047
China Merchants Bank Company, Ltd.,
H Shares	159,323	389,009
China Minsheng Banking Corp., Ltd., H Shares	253,080	308,628

The accompanying notes are an integral part of the financial statements.	102

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
China (continued)
China National Building Material
Company, Ltd., H Shares	116,000	$115,395
China Oilfield Services, Ltd., H Shares	56,000	93,248
China Pacific Insurance Group Company, Ltd.,
H Shares	103,500	492,313
China Petroleum & Chemical Corp., H Shares	881,361	702,368
China Railway Construction Corp., Ltd.,
H Shares	113,000	168,463
China Railway Group, Ltd., H Shares	179,000	183,079
China Shenhua Energy Company, Ltd.,
H Shares	127,500	325,214
China Shipping Container Lines Company, Ltd.,
H Shares (I)	145,123	46,075
China Telecom Corp., Ltd., H Shares	481,604	307,895
CITIC Securities Company, Ltd., H Shares	11,000	40,858
CNOOC, Ltd.	621,258	876,797
Country Garden Holdings Company, Ltd.	237,574	95,823
CSPC Pharmaceutical Group, Ltd.	62,000	52,461
CSR Corp., Ltd., H Shares	91,000	120,196
Datang International Power Generation
Company, Ltd., H Shares	92,864	47,373
Dongfeng Motor Group Company, Ltd.,
H Shares	123,220	197,083
ENN Energy Holdings, Ltd.	26,000	159,650
Evergrande Real Estate Group, Ltd.	232,959	117,429
Fosun International, Ltd.	60,000	116,090
Geely Automobile Holdings Ltd.	75,000	38,527
GOME Electrical Appliances Holding, Ltd.	386,127	55,622
Great Wall Motor Company, Ltd., H Shares	24,000	169,191
Guangzhou Automobile Group Company, Ltd.,
H Shares	101,650	97,110
Guangzhou R&F Properties Company, Ltd.,
H Shares	43,600	44,804
Hengan International Group Company, Ltd.	25,000	300,921
Huaneng Power International, Inc., H Shares	149,436	177,482
Industrial & Commercial Bank of China, Ltd.,
H Shares	2,605,735	1,927,416
Jiangsu Expressway Company, Ltd., H Shares	81,145	108,963
Jiangxi Copper Company, Ltd., H Shares	54,075	100,504
Lenovo Group, Ltd.	217,436	316,850
Longfor Properties Company, Ltd.	53,600	75,952
New China Life Insurance Company, Ltd.,
H Shares	24,900	138,636
PetroChina Company, Ltd., H Shares	734,261	815,396
PICC Property & Casualty Company, Ltd.,
H Shares	126,242	249,245
Ping An Insurance Group Company of
China, Ltd., H Shares	89,645	1,075,438
Semiconductor
Manufacturing International Corp. (I)	839,000	81,494
Shandong Weigao Group Medical Polymer
Company, Ltd., H Shares	80,000	70,491
Shanghai Electric Group Company, Ltd.,
H Shares	144,864	96,048
Shui On Land, Ltd.	188,275	44,437
Sino-Ocean Land Holdings, Ltd.	177,213	107,202
Sinopec Shanghai Petrochemical
Company, Ltd., H Shares	269,901	100,609
Sinopharm Group Company, Ltd., H Shares	30,000	122,156
SOHO China, Ltd.	140,000	95,353
Sun Art Retail Group, Ltd. (L)	86,000	74,912
Tencent Holdings, Ltd.	181,000	3,437,175
Tingyi Cayman Islands Holding Corp.	76,000	163,628
Tsingtao Brewery Company, Ltd., H Shares	12,000	80,465
Want Want China Holdings, Ltd.	243,000	258,593
Weichai Power Company, Ltd., H Shares	19,680	75,877
Yangzijiang Shipbuilding Holdings, Ltd.	65,000	59,760
Yanzhou Coal Mining Company, Ltd.,
H Shares (L)	85,990	73,018
Zhejiang Expressway Company, Ltd., H Shares	103,718	137,291
Zijin Mining Group Company, Ltd., H Shares	285,469	90,384
ZTE Corp., H Shares	40,406	92,696
		23,460,501
Colombia - 0.1%
BanColombia SA, SADR (L)	18,325	720,722
Ecopetrol SA, ADR (L)	8,500	129,370
		850,092
Czech Republic - 0.1%
CEZ AS	6,817	166,635
Komercni Banka AS	688	148,401
O2 Czech Republic AS	2,389	19,116
		334,152
Denmark - 1.2%
A P Moller- Maersk A/S, Class A	120	243,678
AP Moeller - Maersk A/S, Class B (L)	245	512,106
Carlsberg A/S, Class B	4,179	344,585
Coloplast A/S, Class B	4,165	314,646
Danske Bank A/S	24,066	634,456
DSV A/S, ADR	7,635	237,287
ISS A/S (I)	3,189	100,517
Novo Nordisk A/S, Class B	69,778	3,725,014
Novozymes A/S, B Shares	8,960	409,015
Pandora A/S	4,127	375,743
TDC A/S	18,200	130,402
Tryg A/S	900	105,848
Vestas Wind Systems A/S (I)	8,020	330,672
William Demant Holding A/S (I)	1,000	84,914
		7,548,883
Egypt - 0.0%
Commercial International Bank Egypt SAE	9,837	73,172
Global Telecom Holding SAE (I)	23,717	10,277
Telecom Egypt Company	4,467	6,518
		89,967
Finland - 0.6%
Elisa OYJ (L)	6,060	152,188
Fortum OYJ (L)	16,798	351,920
Kone OYJ	11,934	529,155
Metso OYJ (L)	4,686	136,909
Neste Oil OYJ (L)	4,388	115,140
Nokia OYJ	130,416	994,387
Nokian Renkaat OYJ	3,680	109,670
Orion OYJ, Class B (L)	2,574	72,555
Sampo OYJ, A Shares	15,692	791,476
Stora Enso OYJ, Series R	20,482	210,596
UPM-Kymmene OYJ	19,972	387,993
Wartsila OYJ Abp	6,451	285,329
		4,137,318
France - 6.8%
Accor SA	5,695	296,971
Aeroports de Paris	1,056	126,217
Air Liquide SA	11,963	1,540,103
Airbus Group NV	20,438	1,328,688

The accompanying notes are an integral part of the financial statements.	103

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
France (continued)
Alcatel-Lucent (I)	102,269	$384,475
Alstom SA (I)	8,387	258,077
Arkema SA	2,554	202,265
AtoS	2,022	139,186
AXA SA	63,672	1,602,566
BNP Paribas SA	36,324	2,210,162
Bollore SA	19,500	103,900
Bouygues SA	6,726	264,033
Bureau Veritas SA	8,832	189,488
Cap Gemini SA	5,485	449,996
Carrefour SA	21,189	707,857
Casino Guichard Perrachon SA	2,363	209,234
Christian Dior SE	2,157	405,984
Cie de Saint-Gobain	14,568	639,639
Cie Generale des Etablissements Michelin	6,997	695,814
CNP Assurances	6,491	113,765
Credit Agricole SA	37,788	555,291
Danone SA	19,789	1,333,928
Dassault Systemes	4,818	326,054
Edenred	6,590	164,419
Electricite de France SA	9,425	225,994
Essilor International SA	7,090	814,036
Eurazeo SA	1,380	94,575
Eutelsat Communications SA	5,923	196,473
Fonciere Des Regions	1,157	114,570
GDF Suez	49,010	967,602
Gecina SA	1,027	138,902
Groupe Eurotunnel SE	16,415	235,325
Hermes International	908	320,600
ICADE	923	83,388
Iliad SA	983	229,549
Imerys SA	1,144	83,939
JCDecaux SA	2,889	97,284
Kering	2,659	519,085
Klepierre	7,623	374,335
L’Oreal SA	8,654	1,593,980
Lafarge SA	6,842	444,801
Lagardere SCA	4,134	124,249
Legrand SA, ADR	9,501	514,646
LVMH Moet Hennessy Louis Vuitton SE	9,270	1,631,357
Natixis SA, ADR	36,204	271,188
Numericable-SFR SAS (I)	3,352	182,945
Orange SA	67,652	1,086,457
Pernod Ricard SA	7,456	881,607
Peugeot SA (I)	13,635	227,916
Publicis Groupe SA	6,738	519,879
Remy Cointreau SA	873	64,296
Renault SA	6,573	597,023
Rexel SA	9,600	181,015
Safran SA	9,200	642,816
Sanofi	41,230	4,071,820
Schneider Electric SE	18,034	1,403,378
Schneider Electric SE	623	48,274
SCOR SE	6,688	225,570
Societe BIC SA	1,262	179,659
Societe Generale SA	25,543	1,233,263
Sodexo SA	3,571	348,290
Suez Environnement Company	10,572	182,012
Technip SA	3,838	232,151
Thales SA	3,128	173,548
Total SA	75,310	3,743,420
Unibail-Rodamco SE (L)	3,559	961,055
Valeo SA	2,773	413,606
Vallourec SA	3,769	91,992
Veolia Environnement SA	13,522	255,749
Vinci SA	16,793	959,443
Vivendi SA	44,204	1,097,483
Wendel SA, ADR	1,458	173,786
Zodiac Aerospace	6,450	213,408
		43,715,851
Germany - 6.2%
adidas AG	7,272	574,219
Allianz SE	16,123	2,799,209
Axel Springer SE	942	55,598
BASF SE	32,440	3,211,403
Bayer AG	28,743	4,300,392
Bayerische Motoren Werke AG	11,361	1,414,838
Beiersdorf AG	3,496	303,135
Brenntag AG	5,628	336,241
Celesio AG	2,960	87,408
Commerzbank AG (I)	37,619	516,928
Continental AG	4,045	952,579
Daimler AG (L)	34,006	3,265,744
Deutsche Annington Immobilien SE	11,870	399,989
Deutsche Bank AG	49,093	1,701,445
Deutsche Boerse AG	6,708	547,431
Deutsche Lufthansa AG	9,293	130,126
Deutsche Post AG	32,401	1,009,446
Deutsche Telekom AG	107,215	1,961,000
Deutsche Wohnen AG	9,964	254,846
E.ON SE	64,361	956,975
Fraport Ag Frankfurt Airport
Services Worldwide	1,295	77,352
Fresenius Medical Care AG & Company KGaA	7,543	626,985
Fresenius SE & Company KGa	13,818	823,777
GEA Group AG	6,518	313,328
Hannover Rueck SE	2,242	231,675
HeidelbergCement AG	5,140	406,481
Henkel AG & Company KGaA	3,877	400,077
Hugo Boss AG	1,333	161,948
Infineon Technologies AG	39,273	467,226
K+S AG	6,360	207,221
Kabel Deutschland Holding AG (I)	825	107,091
Lanxess AG	2,990	159,023
Linde AG	6,366	1,294,517
Man SE	2,251	236,960
Merck KGaA	4,708	526,907
Metro AG	4,547	154,096
Muenchener Rueckversicherungs AG	6,011	1,291,652
Osram Licht AG	2,942	145,637
ProSiebenSat.1 Media AG	6,832	334,172
RWE AG	18,018	458,735
SAP SE	31,817	2,299,640
Siemens AG	28,005	3,028,845
Symrise AG	4,236	267,094
Telefonica Deutschland Holding AG	25,984	149,419
ThyssenKrupp AG	13,959	365,448
TUI AG	15,577	273,283
United Internet AG	3,568	161,948
Volkswagen AG	1,068	274,605
		40,024,094
Greece - 0.1%
Alpha Bank AE (I)	132,914	39,371
Eurobank Ergasias SA (I)	280,674	31,672

The accompanying notes are an integral part of the financial statements.	104

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Greece (continued)
Hellenic
Telecommunications Organization SA (I)	8,503	$75,311
National Bank of Greece SA (I)	56,908	67,981
OPAP SA	8,113	75,723
Piraeus Bank SA (I)	74,373	28,704
		318,762
Guernsey, Channel Islands - 0.0%
Friends Life Group, Ltd.	48,902	299,378
		299,378
Hong Kong - 3.2%
AIA Group, Ltd.	416,800	2,616,873
ASM Pacific Technology, Ltd.	6,500	67,656
Beijing Enterprises Holdings, Ltd.	19,786	155,447
Belle International Holdings, Ltd.	185,860	216,959
BOC Hong Kong Holdings, Ltd.	143,328	511,174
Brilliance China Automotive Holdings, Ltd.	94,000	180,960
Cathay Pacific Airways, Ltd.	31,782	73,544
Cheung Kong Infrastructure Holdings, Ltd.	18,772	161,229
China Agri-Industries Holdings, Ltd.	144,580	56,007
China Everbright International, Ltd.	86,000	144,239
China Everbright, Ltd.	56,216	146,511
China Gas Holdings, Ltd.	74,000	121,084
China Merchants Holdings
International Company, Ltd.	57,650	225,919
China Mobile, Ltd.	213,530	2,782,807
China Overseas Land & Investment, Ltd.	142,882	461,423
China Resources Enterprise, Ltd.	49,145	96,356
China Resources Gas Group, Ltd.	18,000	56,002
China Resources Land, Ltd.	110,964	313,607
China Resources Power
Holdings Company, Ltd.	67,867	170,203
China State Construction
International Holdings, Ltd.	42,000	58,474
China Taiping Insurance
Holdings Company, Ltd. (I)	60,500	206,379
China Unicom Hong Kong, Ltd.	165,982	252,673
CITIC, Ltd.	43,967	75,253
CK Hutchison Holdings, Ltd.	49,000	1,001,096
CLP Holdings, Ltd.	64,900	567,234
COSCO Pacific, Ltd.	88,157	115,476
First Pacific Company, Ltd.	92,250	92,029
Franshion Properties China, Ltd.	74,000	22,441
Galaxy Entertainment Group, Ltd.	78,000	354,147
GCL-Poly Energy Holdings, Ltd. (I)	161,000	42,625
Guangdong Investment, Ltd.	99,220	130,114
Hanergy Thin Film Power Group, Ltd. (I)	428,695	386,015
Hang Lung Properties, Ltd.	88,326	248,152
Hang Seng Bank, Ltd.	27,019	489,013
Henderson Land Development Company, Ltd.	36,989	259,850
HKT Trust & HKT, Ltd.	127,233	163,876
Hong Kong & China Gas Company, Ltd.	222,989	516,342
Hong Kong Exchanges and Clearing Ltd.	38,972	955,292
Hutchison Whampoa, Ltd.	74,800	1,036,792
Hysan Development Company, Ltd.	24,415	107,018
Kerry Properties, Ltd.	21,438	74,417
Kingboard Chemical Holdings, Ltd.	29,732	47,053
Kunlun Energy Company, Ltd.	118,000	114,608
Lee & Man Paper Manufacturing, Ltd.	36,000	17,412
Li & Fung Ltd.	211,600	206,629
MTR Corp., Ltd.	50,281	239,152
New World Development Company, Ltd.	132,978	154,167
Nine Dragons Paper Holdings, Ltd.	81,000	50,650
Noble Group, Ltd.	116,038	77,727
NWS Holdings, Ltd.	52,389	87,259
PCCW, Ltd.	181,876	111,140
Power Assets Holdings Ltd	49,082	501,021
Shanghai Industrial Holdings, Ltd.	33,930	104,589
Shangri-La Asia, Ltd.	70,102	96,275
Shimao Property Holdings, Ltd.	64,000	134,291
Sino Land Company, Ltd.	132,430	215,945
SJM Holdings, Ltd.	83,000	108,404
Sun Hung Kai Properties, Ltd.	57,130	880,915
Swire Pacific, Ltd.	22,163	301,693
Swire Properties Ltd.	43,628	141,697
Techtronic Industries Company, Ltd.	49,000	165,199
The Bank of East Asia, Ltd.	48,727	194,103
The Link, REIT	86,244	532,055
WH Group, Ltd. (I)(S)	125,803	71,458
Wharf Holdings, Ltd.	56,876	397,043
Wheelock & Company, Ltd.	35,000	178,853
Yue Yuen Industrial Holdings, Ltd.	20,067	71,006
		20,913,052
Hungary - 0.0%
MOL Hungarian Oil & Gas PLC	1,549	67,071
OTP Bank PLC	9,034	170,549
		237,620
India - 1.4%
Dr. Reddy’s Laboratories, Ltd., ADR	6,254	357,103
Gail India, Ltd., GDR	2,500	92,540
ICICI Bank, Ltd., ADR	151,330	1,567,779
Infosys, Ltd., ADR (L)	85,174	2,987,904
Larsen & Toubro, Ltd., GDR (S)	18,019	495,139
Mahindra & Mahindra, Ltd., SGDR	6,560	125,250
Reliance Capital, Ltd., GDR (L)(S)	4,327	29,354
Reliance Communication, Ltd., GDR (S)	75,892	71,855
Reliance Industries, Ltd., SGDR (S)	57,120	1,508,042
Reliance Infrastructure, Ltd., GDR (S)	1,788	37,182
Sesa Sterlite, Ltd., ADR	7,500	93,000
State Bank of India, GDR	5,224	220,974
Tata Motors, Ltd., ADR	17,219	775,888
Tata Steel, Ltd., GDR	11,000	56,293
Ultratech Cement, Ltd., GDR	1,026	47,182
Wipro Ltd., ADR (L)	43,749	582,737
		9,048,222
Indonesia - 0.6%
Adaro Energy Tbk PT	315,000	22,829
Astra Agro Lestari Tbk PT	17,500	32,483
Astra International Tbk PT	805,000	527,251
Bank Central Asia Tbk PT	428,500	485,641
Bank Danamon Indonesia Tbk PT	200,286	78,467
Bank Mandiri Persero Tbk PT	357,837	341,258
Bank Negara Indonesia Persero Tbk PT	276,500	152,651
Bank Rakyat Indonesia Persero Tbk PT	386,000	391,526
Berlian Laju Tanker Tbk PT (I)	128,000	0
Charoen Pokphand Indonesia Tbk PT	276,000	74,798
Gudang Garam Tbk PT	26,000	101,373
Indo Tambangraya Megah Tbk PT	16,000	20,625
Indocement Tunggal Prakarsa Tbk PT	53,500	89,605
Indofood Sukses Makmur Tbk PT	253,500	144,359
Kalbe Farma Tbk PT	855,000	121,991
Perusahaan Gas Negara Persero Tbk PT	480,500	176,117
Semen Indonesia Persero Tbk PT	111,000	115,727
Tambang Batubara Bukit Asam Persero Tbk PT	36,500	29,926

The accompanying notes are an integral part of the financial statements.	105

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Indonesia (continued)
Telekomunikasi Indonesia Persero Tbk PT	1,932,500	$426,108
Telekomunikasi Indonesia Persero Tbk
PT, ADR	179	7,794
Unilever Indonesia Tbk PT	66,500	201,455
United Tractors Tbk PT	92,779	154,399
		3,696,383
Ireland - 0.6%
Bank of Ireland (I)	853,257	325,557
CRH PLC	26,991	705,888
Experian PLC	34,164	565,515
Irish Bank Resolution Corp., Ltd (I)	38,483	0
James Hardie Industries PLC	16,532	191,239
Kerry Group PLC	5,738	385,710
Ryanair Holdings PLC, SADR	1,921	128,265
Shire PLC	20,309	1,619,090
		3,921,264
Israel - 0.4%
Bank Hapoalim BM	44,835	215,583
Bank Leumi Le-Israel Bm (I)	54,437	201,867
Bezeq The
Israeli Telecommunication Corp., Ltd.	65,229	121,466
Delek Group, Ltd.	86	22,132
Israel Chemicals, Ltd.	16,931	120,249
Israel Corp., Ltd.	58	20,202
Mizrahi Tefahot Bank, Ltd.	5,543	56,249
NICE Systems, Ltd.	2,975	181,590
Teva Pharmaceutical Industries, Ltd.	29,726	1,857,794
		2,797,132
Italy - 1.5%
Assicurazioni Generali SpA	40,662	799,500
Atlantia SpA	11,994	314,965
Banca Monte dei Paschi di Siena SpA (I)(L)	138,412	91,862
Banco Popolare SC (I)	12,613	196,348
Enel Green Power SpA	77,743	144,964
Enel SpA	229,224	1,035,498
Eni SpA	88,590	1,533,322
Exor SpA	3,038	137,804
Finmeccanica SpA (I)	17,213	204,458
Intesa Sanpaolo SpA	426,417	1,447,255
Intesa Sanpaolo SpA	42,950	133,396
Luxottica Group SpA	6,760	428,148
Mediobanca SpA	18,489	176,893
Pirelli & C. SpA	10,659	176,435
Prysmian SpA	7,382	152,142
Saipem SpA (I)(L)	10,004	101,760
Snam SpA	62,699	304,348
Telecom Italia SpA (I)	379,537	444,399
Telecom Italia SpA	233,394	219,463
Terna Rete Elettrica Nazionale SpA	43,861	193,139
UniCredit SpA	157,251	1,066,361
Unione Di Banche Italiane SCPA	27,462	214,178
		9,516,638
Japan - 15.8%
ABC-Mart, Inc.	700	40,940
Acom Company, Ltd. (I)(L)	22,800	79,064
Advantest Corp.	6,000	75,645
Aeon Company, Ltd.	22,200	243,521
AEON Financial Service Company, Ltd	2,100	52,975
Aeon Mall Company, Ltd.	3,300	65,350
Air Water, Inc.	5,000	89,289
Aisin Seiki Company, Ltd.	6,300	228,409
Ajinomoto Company, Inc.	20,000	438,769
Alfresa Holdings Corp.	5,200	73,275
Amada Company, Ltd.	12,000	115,568
ANA Holdings, Inc.	54,000	144,567
Aozora Bank, Ltd.	49,000	173,683
Asahi Glass Company, Ltd.	41,000	268,550
Asahi Group Holdings, Ltd.	14,700	466,114
Asahi Kasei Corp.	46,000	439,283
Asics Corp.	5,900	160,553
Astellas Pharma, Inc.	75,100	1,230,506
Bandai Namco Holdings, Inc.	6,199	120,657
Benesse Holdings, Inc.	2,400	75,499
Bridgestone Corp.	22,100	884,882
Brother Industries, Ltd.	9,200	146,168
Calbee, Inc.	3,600	156,284
Canon, Inc.	39,400	1,394,023
Casio Computer Company, Ltd. (L)	6,700	126,909
Central Japan Railway Company	5,000	903,598
Chiyoda Corp.	6,000	51,256
Chubu Electric Power Company, Inc.	21,100	251,595
Chugai Pharmaceutical Company, Ltd.	8,600	271,424
Citizen Holdings Company, Ltd.	8,800	67,447
Credit Saison Company, Ltd.	5,000	89,694
Dai Nippon Printing Comapany, Ltd.	22,000	213,689
Daicel Corp.	12,534	149,399
Daihatsu Motor Company, Ltd.	8,000	122,365
Daiichi Sankyo Company, Ltd.	21,400	340,065
Daikin Industries Ltd.	8,500	568,259
Daito Trust Construction Company, Ltd.	2,600	290,331
Daiwa House Industry Company, Ltd.	19,000	374,495
Daiwa Securities Group, Inc.	60,900	479,398
Denso Corp.	17,200	784,068
Dentsu, Inc.	7,600	325,117
Don Quijote Holdings Company, Ltd.	2,600	211,350
East Japan Railway Company	11,500	921,541
Eisai Company, Ltd.	9,300	661,489
Electric Power Development Company, Ltd.	4,600	154,961
FamilyMart Company, Ltd.	1,700	71,227
FANUC Corp.	6,800	1,484,534
Fast Retailing Company, Ltd.	1,800	695,985
Fuji Electric Company, Ltd.	17,000	80,206
Fuji Heavy Industries, Ltd.	21,000	697,121
FUJIFILM Holdings Corp.	15,600	554,994
Fujitsu, Ltd.	70,000	477,375
Fukuoka Financial Group, Inc.	29,000	149,132
GungHo Online Entertainment, Inc. (L)	13,000	50,784
Hakuhodo DY Holdings, Inc.	9,900	105,250
Hamamatsu Photonics KK	5,400	162,768
Hankyu Hanshin Holdings, Inc.	43,000	265,628
Hino Motors, Ltd.	10,000	142,286
Hirose Electric Company, Ltd.	1,365	175,745
Hisamitsu Pharmaceutical Company, Inc.	2,400	98,571
Hitachi Chemical Company, Ltd.	3,700	79,008
Hitachi Construction Machinery Company, Ltd.	4,100	71,570
Hitachi High-Technologies Corp.	3,200	97,384
Hitachi Metals, Ltd.	5,000	76,633
Hitachi, Ltd.	166,000	1,133,756
Hokuhoku Financial Group, Inc.	53,000	118,141
Hokuriku Electric Power Company	6,300	83,365
Honda Motor Company, Ltd.	57,000	1,860,648
Hoya Corp.	16,000	640,549
Hulic Company, Ltd.	9,000	101,124
Ibiden Copany, Ltd.	4,400	74,174

The accompanying notes are an integral part of the financial statements.	106

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Idemitsu Kosan Company, Ltd.	2,800	$48,765
IHI Corp.	44,000	205,732
Inpex Holdings, Inc.	31,000	341,583
Isetan Mitsukoshi Holdings, Ltd.	12,219	201,892
Isuzu Motors, Ltd.	23,000	305,152
ITOCHU Corp.	53,200	575,724
Itochu Techno-Solutions Corp.	1,600	33,191
J Front Retailing Company, Ltd.	9,000	141,288
Japan Airlines Company, Ltd.	4,000	124,429
Japan Exchange Group, Inc.	10,000	289,528
Japan Prime Realty Investment Corp.	28	96,422
Japan Real Estate Investment Corp.	42	197,551
Japan Retail Fund Investment Corp.	75	149,031
Japan Tobacco, Inc.	38,300	1,210,849
JFE Holdings, Inc.	18,400	406,145
JGC Corp.	7,000	139,003
JSR Corp.	6,500	112,562
JTEKT Corp.	7,300	113,818
JX Holdings, Inc.	84,911	326,708
Kajima Corp.	33,000	152,995
Kakaku.com, Inc.	5,000	82,969
Kamigumi Company, Ltd.	9,000	84,962
Kaneka Corp.	11,829	83,164
Kansai Electric Power Company, Inc. (I)	24,500	233,507
Kansai Paint Company, Ltd.	7,000	127,398
Kao Corp.	17,500	873,846
Kawasaki Heavy Industries, Ltd.	50,000	252,251
KDDI Corp.	59,400	1,341,996
Keihan Electric Railway Company, Ltd.	17,000	103,459
Keikyu Corp.	18,000	143,877
Keio Corp.	20,000	156,641
Keisei Electric Railway Company, Ltd.	8,000	99,292
Keyence Corp.	1,599	872,569
Kikkoman Corp.	5,000	158,546
Kintetsu Corp.	62,000	227,471
Kirin Holdings Company, Ltd.	27,500	360,697
Kobe Steel, Ltd.	105,000	193,664
Koito Manufacturing Company, Ltd.	4,000	120,275
Komatsu, Ltd.	31,700	621,405
Konami Corp.	3,700	69,220
Konica Minolta, Inc.	20,000	202,687
Kubota Corp.	40,000	631,956
Kuraray Company, Ltd.	13,200	178,725
Kurita Water Industries Ltd.	4,400	106,300
Kyocera Corp.	11,600	633,972
Kyowa Hakko Kirin Company, Ltd.	9,473	123,479
Kyushu Electric Power Company, Inc. (I)	16,300	157,926
Lawson, Inc.	2,100	145,572
Lixil Group Corp.	8,700	205,892
M3, Inc.	7,400	156,990
Mabuchi Motor Company, Ltd.	1,600	84,643
Makita Corp.	3,900	202,099
Marubeni Corp.	60,000	346,890
Marui Group Company, Ltd.	7,600	86,121
Maruichi Steel Tube, Ltd.	1,200	28,404
Mazda Motor Corp.	20,400	413,341
McDonald’s Holdings Company Japan, Ltd.	2,600	57,620
Medipal Holdings Corp.	5,490	71,557
MEIJI Holdings Company, Ltd.	2,500	304,525
Minebea Company, Ltd.	11,000	173,013
Miraca Holdings, Inc.	2,300	105,738
Mitsubishi Chemical Holdings Corp.	50,500	293,156
Mitsubishi Corp.	48,700	978,570
Mitsubishi Electric Corp.	67,000	795,389
Mitsubishi Estate Company, Ltd.	43,000	997,255
Mitsubishi Gas & Chemicals Company, Inc.	14,829	72,978
Mitsubishi Heavy Industries, Ltd.	112,000	616,255
Mitsubishi Logistics Corp.	5,943	92,492
Mitsubishi Materials Corp.	39,000	131,050
Mitsubishi Motors Corp.	17,000	153,285
Mitsubishi Tanabe Pharma Corp.	7,000	120,088
Mitsubishi UFJ Financial Group, Inc.	447,000	2,768,456
Mitsubishi UFJ Lease &
Finance Company, Ltd.	17,600	86,976
Mitsui & Company, Ltd.	62,800	841,029
Mitsui Chemicals, Inc	25,000	80,170
Mitsui Fudosan Company, Ltd.	31,000	910,408
Mitsui OSK Lines, Ltd.	47,000	159,409
Mizuho Financial Group, Inc.	791,300	1,390,692
MS&AD Insurance Group Holdings, Inc.	17,100	478,732
Murata Manufacturing Company, Ltd.	6,900	947,641
Nabtesco Corp.	3,900	112,668
Nagoya Railroad Co Ltd.	30,000	119,792
NEC Corp.	95,000	279,055
Nexon Company, Ltd.	4,100	43,661
NGK Insulators, Ltd.	9,000	191,759
NGK Spark Plug Company, Ltd.	5,000	134,220
NH Foods, Ltd.	5,238	120,703
NHK Spring Company, Ltd.	4,600	47,854
Nidec Corp.	7,000	464,672
Nikon Corp.	13,700	183,697
Nintendo Company, Ltd.	4,000	586,900
Nippon Building Fund, Inc.	48	235,801
Nippon Electric Glass Company, Ltd.	14,000	68,420
Nippon Express Company, Ltd.	30,000	167,619
Nippon Paint Holdings Company, Ltd.	6,000	219,341
Nippon Prologis REIT, Inc.	60	132,082
Nippon Steel & Sumitomo Metal Corp.	269,000	676,375
Nippon Telegraph & Telephone Corp.	12,800	790,157
Nippon Yusen KK	55,000	158,220
Nissan Motor Company, Ltd.	84,600	860,429
Nisshin Seifun Group, Inc.	7,400	87,099
Nissin Foods Holdings Company, Ltd.	2,200	108,121
Nitori Holdings Company, Ltd.	2,100	142,156
Nitto Denko Corp.	6,000	400,644
NOK Corp.	3,800	114,257
Nomura Holdings, Inc.	125,400	736,554
Nomura Real Estate Holdings, Inc.	4,500	81,041
Nomura Research Institute, Ltd.	3,200	120,225
NSK, Ltd.	13,715	200,178
NTT Data Corp.	4,500	195,446
NTT DoCoMo, Inc.	55,200	964,677
NTT Urban Development Corp.	2,200	21,975
Obayashi Corp.	27,000	175,015
Odakyu Electric Railway Company, Ltd.	23,000	234,253
OJI Holdings Corp.	30,000	122,747
Olympus Corp. (I)	7,000	259,529
Omron Corp.	7,100	319,849
Ono Pharmaceutical Company, Ltd.	2,900	327,248
Oracle Corp. Japan	1,500	64,551
Orix Corp.	47,800	671,644
Osaka Gas Company, Ltd.	69,000	288,543
Otsuka Corp.	1,200	51,138
Otsuka Holdings Company, Ltd.	12,500	391,046
Panasonic Corp.	78,000	1,024,299
Park24 Company, Ltd.	5,000	102,299

The accompanying notes are an integral part of the financial statements.	107

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Rakuten, Inc.	27,200	$478,942
Recruit Holdings Company, Ltd. (I)	5,000	156,007
Resona Holdings, Inc.	71,500	354,838
Ricoh Company, Ltd.	24,000	260,962
Rinnai Corp.	1,200	88,933
Rohm Company, Ltd.	3,800	259,665
Sankyo Company, Ltd.	1,900	67,481
Sanrio Company, Ltd.	1,700	45,412
Santen Pharmaceutical Company, Ltd.	14,000	204,202
SBI Holdings, Inc.	8,013	97,000
Secom Company, Ltd.	7,700	513,593
SEGA Sammy Holdings, Inc.	6,900	100,536
Seibu Holdings, Inc. (L)	4,000	103,328
Seiko Epson Corp.	9,400	166,487
Sekisui Chemical Company, Ltd.	17,000	220,575
Sekisui House, Ltd.	20,000	290,401
Seven & I Holdings Co Ltd.	26,100	1,096,807
Seven Bank Ltd.	20,400	100,587
Sharp Corp. (I)(L)	41,000	80,307
Shikoku Electric Power Company, Inc. (I)	6,400	78,770
Shimadzu Corp.	9,000	100,232
Shimamura Company, Ltd.	700	64,835
Shimano, Inc.	2,600	386,366
Shimizu Corp.	20,000	135,216
Shin-Etsu Chemical Company, Ltd.	14,600	953,206
Shinsei Bank, Ltd.	69,000	137,195
Shionogi & Company, Ltd.	9,500	316,260
Shiseido Company, Ltd.	14,200	251,909
Showa Shell Sekiyu KK	6,845	62,519
SMC Corp.	2,000	595,528
SoftBank Corp.	33,700	1,962,669
Sompo Japan Nipponkoa Holdings, Inc.	11,500	357,516
Sony Corp.	36,700	981,491
Sony Financial Holdings, Inc.	5,800	93,299
Stanley Electric Company, Ltd.	4,500	101,575
Sumitomo Chemical Company, Ltd.	49,000	251,490
Sumitomo Corp.	41,300	440,711
Sumitomo Dainippon Pharma Company, Ltd.	7,200	85,278
Sumitomo Electric Industries, Ltd.	26,500	347,374
Sumitomo Heavy Industries, Ltd.	20,010	130,952
Sumitomo Metal Mining Company, Ltd.	17,000	248,467
Sumitomo Mitsui Financial Group, Inc.	43,800	1,677,741
Sumitomo Mitsui Trust Holdings, Inc.	117,000	486,027
Sumitomo Realty &
Development Company, Ltd.	13,000	468,018
Sumitomo Rubber Industries, Ltd.	7,100	130,877
Suntory Beverage & Food, Ltd.	5,000	214,096
Suruga Bank, Ltd.	6,000	124,600
Suzuken Company, Ltd.	2,640	80,470
Suzuki Motor Corp.	13,000	390,445
Sysmex Corp.	4,800	266,145
T&D Holdings, Inc.	23,300	320,051
Taiheiyo Cement Corp.	42,000	128,239
Taisei Corp.	37,000	208,839
Taisho Pharmaceutical Holdings Company, Ltd.	1,200	89,163
Takashimaya Company, Ltd.	11,181	109,838
Takeda Pharmaceutical Company, Ltd.	27,100	1,352,775
TDK Corp.	4,900	346,957
Teijin, Ltd.	32,000	108,570
Terumo Corp.	11,800	310,847
The Bank of Kyoto, Ltd.	13,000	136,252
The Bank of Yokohama, Ltd.	44,000	257,692
The Chiba Bank, Ltd.	31,000	227,201
The Chugoku Bank, Ltd.	6,000	89,592
The Chugoku Electric Power Company, Inc.	12,400	161,638
The Dai-ichi Life Insurance Company, Ltd.	37,100	538,140
The Gunma Bank, Ltd.	14,000	94,577
The Hachijuni Bank, Ltd.	13,000	91,665
The Hiroshima Bank, Ltd.	24,000	129,344
The Iyo Bank, Ltd.	10,000	118,593
The Joyo Bank, Ltd.	23,000	118,201
The Oriental Land Company, Ltd.	7,200	545,171
The Shizuoka Bank, Ltd.	22,000	219,421
The Yokohama Rubber Company, Ltd.	10,000	103,081
THK Company, Ltd.	4,000	101,643
Tobu Railway Company, Ltd.	40,000	189,509
Toho Company, Ltd.	4,567	111,667
Toho Gas Company, Ltd.	14,000	81,609
Tohoku Electric Power Company, Inc.	18,500	210,131
Tokio Marine Holdings, Inc.	23,500	887,050
Tokyo Electric Power Company, Inc. (I)	54,500	206,280
Tokyo Electron, Ltd.	5,800	402,310
Tokyo Gas Company, Ltd.	90,000	565,806
Tokyo Tatemono Company, Ltd.	15,000	109,895
Tokyu Corp.	44,000	272,218
Tokyu Fudosan Holdings Corp.	15,000	102,309
TonenGeneral Sekiyu KK	10,000	86,241
Toppan Printing Company, Ltd.	24,000	184,616
Toray Industries, Inc.	49,000	410,129
Toshiba Corp.	138,000	578,229
TOTO Ltd.	9,000	133,641
Toyo Seikan Group Holdings, Ltd.	4,800	70,208
Toyo Suisan Kaisha, Ltd.	4,000	140,729
Toyoda Gosei Company, Ltd.	2,466	55,049
Toyota Industries Corp.	6,100	348,901
Toyota Motor Corp.	95,700	6,680,217
Toyota Tsusho Corp.	7,900	209,015
Trend Micro, Inc.	4,000	131,802
Unicharm Corp.	12,900	337,722
United Urban Investment Corp.	85	132,508
USS Company, Ltd.	7,770	134,262
West Japan Railway Company	6,100	319,825
Yahoo Japan Corp.	52,400	216,134
Yakult Honsha Company, Ltd.	2,843	198,051
Yamada Denki Company, Ltd.	33,400	137,539
Yamaguchi Financial Group, Inc.	7,000	80,453
Yamaha Corp.	4,400	76,835
Yamaha Motor Company, Ltd.	8,100	195,134
Yamato Holdings Company, Ltd.	12,800	295,023
Yamato Kogyo Company, Ltd.	2,300	55,439
Yamazaki Baking Company, Ltd.	4,000	72,073
Yaskawa Electric Corp.	9,000	131,528
Yokogawa Electric Corp.	7,686	82,805
		101,726,721
Jersey, Channel Islands - 0.0%
Randgold Resources Ltd.	3,461	239,923
		239,923
Luxembourg - 0.2%
Altice SA (I)	2,177	235,440
ArcelorMittal	36,457	342,060
Millicom International Cellular SA, SDR	2,700	195,235
RTL Group SA	1,422	136,739
SES SA, ADR	11,632	412,355
Tenaris SA	16,418	230,147
		1,551,976

The accompanying notes are an integral part of the financial statements.	108

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Macau - 0.1%
MGM China Holdings, Ltd.	35,912	$67,471
Sands China, Ltd.	88,800	367,209
Wynn Macau, Ltd.	61,415	132,725
		567,405
Malaysia - 0.7%
AirAsia BHD	21,700	13,934
Alliance Financial Group BHD	53,600	69,248
AMMB Holdings BHD	59,087	101,352
Axiata Group BHD	90,800	173,464
Berjaya Sports Toto BHD	11,542	10,465
British American Tobacco Malaysia BHD	4,300	79,709
Bumi Armada BHD	83,400	23,148
Cimb Group Holdings BHD	176,844	296,874
DiGi.Com BHD	110,800	188,342
Felda Global Ventures Holdings BHD	39,000	22,820
Gamuda BHD	62,000	85,463
Genting BHD	72,900	176,943
Genting Malaysia BHD	105,700	120,602
Genting Plantations BHD	15,000	41,021
Hong Leong Bank BHD	20,060	77,240
Hong Leong Financial Group BHD	5,600	25,584
IHH Healthcare BHD	71,800	116,468
IJM Corp. BHD	43,710	84,919
IOI Corp. BHD	114,466	141,859
IOI Properties Group BHD	66,770	39,244
Kuala Lumpur Kepong BHD	17,150	105,628
Lafarge Malaysia BHD	9,360	24,890
Malayan Banking BHD	180,541	454,845
Malaysia Airports Holdings BHD	34,222	64,668
Maxis BHD	67,200	130,249
MISC BHD	26,280	60,122
Petronas Chemicals Group BHD	99,800	151,671
Petronas Dagangan BHD	12,200	65,906
Petronas Gas BHD	21,200	131,672
PPB Group BHD	17,700	73,489
Public Bank BHD	97,378	496,178
RHB Capital BHD	18,480	39,458
Sapurakencana Petroleum BHD	80,300	51,067
Sime Darby BHD	102,681	256,996
Telekom Malaysia BHD	41,901	82,038
Tenaga Nasional BHD	97,450	377,305
UEM Sunrise BHD	36,187	13,453
UMW Holdings BHD	25,500	74,724
YTL Corp. BHD	153,792	69,363
YTL Power International BHD	51,383	20,796
		4,633,217
Mexico - 1.0%
Alfa SAB de CV, Class A	97,680	197,557
America Movil SAB de CV	1,194,332	1,222,246
Arca Continental SAB de CV	7,500	46,121
Cemex SAB de CV (I)	435,030	412,399
Coca-Cola Femsa SAB de CV	15,312	121,986
Controladora Comercial Mexicana SAB de CV	20,600	66,351
El Puerto de Liverpool SAB de CV	4,600	53,951
Fibra Uno Administracion SA de CV	71,200	188,578
Fomento Economico Mexicano SAB de CV	69,820	652,679
Fresnillo PLC	7,504	75,782
Gentera SAB de CV	28,000	50,187
Grupo Aeroportuario del Pacifico SAB de CV,
B Shares	18,400	120,906
Grupo Aeroportuario del Sureste SAB de CV,
B Shares	9,800	131,791
Grupo Bimbo SAB de CV, Series A	63,384	179,138
Grupo Carso SAB de CV, Series A1	17,777	74,168
Grupo Financiero Banorte SAB de CV	94,062	545,373
Grupo Financiero Inbursa SAB de CV	64,238	161,885
Grupo Financiero Santander Mexico
SAB de CV	65,000	141,944
Grupo Mexico SAB de CV, Series B	132,866	391,799
Grupo Televisa SAB	91,626	604,833
Industrias Penoles SAB de CV	4,883	84,794
Kimberly-Clark de Mexico SAB de CV	56,178	117,376
Mexichem SAB de CV	31,640	82,515
Minera Frisco SAB de CV (I)	27,077	29,112
Promotora y Operadora de Infraestructura
SAB de CV (I)	9,800	104,595
Wal-Mart de Mexico SAB de CV	199,088	496,105
		6,354,171
Netherlands - 2.5%
Aegon NV	64,710	510,926
Akzo Nobel NV	8,385	633,984
ASML Holding NV	12,384	1,255,479
Boskalis Westminster NV	2,557	126,030
Delta Lloyd NV	4,778	89,908
Gemalto NV (L)	2,994	238,556
Heineken Holding NV	4,171	287,024
Heineken NV	8,722	665,718
ING Groep NV (I)	134,847	1,975,228
Koninklijke Ahold NV	34,366	677,209
Koninklijke DSM NV	6,401	356,754
Koninklijke KPN NV	114,399	387,771
Koninklijke Philips NV	34,071	966,589
Koninklijke Vopak NV	2,830	156,178
NN Group NV (I)	4,208	119,295
QIAGEN NV (I)	8,422	211,344
Randstad Holding NV	4,700	284,913
Royal Dutch Shell PLC, A Shares	135,820	4,038,874
Royal Dutch Shell PLC, B Shares	84,643	2,636,645
TNT Express NV	12,234	77,708
Wolters Kluwer NV	11,636	379,968
		16,076,101
New Zealand - 0.1%
Auckland International Airport, Ltd.	23,440	78,733
Contact Energy, Ltd.	8,664	38,689
Fletcher Building, Ltd.	23,909	150,165
Spark New Zealand, Ltd.	40,371	89,784
		357,371
Norway - 0.4%
DNB ASA	34,358	551,436
Gjensidige Forsikring ASA	4,167	71,899
Norsk Hydro ASA	44,388	233,318
Orkla ASA	33,366	251,824
Statoil ASA	39,875	705,046
Telenor ASA	23,931	482,937
Yara International ASA	6,981	354,446
		2,650,906
Peru - 0.1%
Cia de Minas Buenaventura SAA, ADR	7,964	80,675
Credicorp, Ltd., ADR	2,734	384,482
		465,157
Philippines - 0.2%
Ayala Corp.	7,160	127,244

The accompanying notes are an integral part of the financial statements.	109

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Philippines (continued)
Ayala Land, Inc.	253,800	$218,158
Bank of The Philippine Islands	29,885	67,151
BDO Unibank, Inc.	24,194	67,046
Energy Development Corp.	244,436	46,416
Globe Telecom, Inc.	970	43,627
Jollibee Foods Corp.	18,900	92,940
Metropolitan Bank & Trust Company	46,417	101,121
Philippine Long Distance Telephone Company	2,340	148,854
SM Investments Corp.	5,535	111,313
SM Prime Holdings, Inc.	241,744	107,896
Universal Robina Corp.	30,280	152,952
		1,284,718
Poland - 0.3%
Bank Handlowy w Warszawie SA	1,164	33,249
Bank Millennium SA	12,341	21,596
Bank Pekao SA	4,928	238,744
Bank Zachodni WBK SA	1,033	93,941
Boryszew SA (I)	2,380	3,913
Cyfrowy Polsat SA (I)	6,360	41,835
Enea SA	3,933	17,132
Eurocash SA	2,447	21,095
Grupa Lotos SA (I)	3,293	23,508
KGHM Polska Miedz SA	5,681	179,543
mBank	525	60,928
Orange Polska SA	26,179	65,786
PGE Polska Grupa Energetyczna SA	26,654	146,439
Polski Koncern Naftowy Orlen SA	11,432	178,463
Polskie Gornictwo Naftowe I Gazownictwo SA	63,078	91,412
Powszechna Kasa Oszczednosci
Bank Polski SA	30,479	272,800
Powszechny Zaklad Ubezpieczen SA	2,300	296,761
Synthos SA	14,988	17,373
Tauron Polska Energia SA	37,474	43,557
		1,848,075
Portugal - 0.1%
EDP - Energias de Portugal SA	84,624	316,928
Galp Energia SGPS SA	7,057	76,316
Jeronimo Martins, SGPS SA	7,332	92,264
		485,508
Russia - 0.8%
Gazprom OAO, ADR	3,680	17,323
Gazprom OAO, ADR	251,662	1,186,586
Lukoil OAO, SADR	29,756	1,366,693
MMC Norilsk Nickel OJSC, ADR	39,185	698,493
Mobile TeleSystems OJSC, ADR	20,264	204,653
NovaTek OAO, GDR	3,606	269,164
Rosneft OAO, GDR	9,131	39,169
Rosneft OAO, GDR (I)	30,000	128,690
Sberbank of Russia, ADR	40,000	174,800
Sberbank of Russia, SADR	34,900	153,868
Severstal PAO, GDR	4,250	47,775
Sistema JSFC, SGDR	3,202	23,641
Surgutneftegas OAO, ADR	22,274	167,835
Surgutneftegas OAO, ADR	23,070	141,505
Tatneft OAO, ADR	7,986	236,914
Uralkali PJSC, GDR	6,000	79,903
VTB Bank OJSC, GDR (I)(L)	50,760	101,994
		5,039,006
Singapore - 1.0%
Ascendas Real Estate Investment Trust	56,864	107,259
CapitaLand, Ltd.	89,999	234,589
CapitaMall Trust	90,402	144,726
City Developments, Ltd.	14,000	102,616
ComfortDelGro Corp., Ltd.	70,000	147,463
DBS Group Holdings, Ltd.	61,317	909,200
Genting Singapore PLC	226,200	151,245
Global Logistic Properties, Ltd.	108,000	208,450
Golden Agri-Resources, Ltd.	284,496	88,040
Hutchison Port Holdings Trust	215,400	149,521
Jardine Cycle & Carriage, Ltd.	4,547	135,814
Keppel Corp., Ltd.	49,969	327,399
Oversea-Chinese Banking Corp., Ltd.	101,410	780,898
Sembcorp Industries, Ltd.	38,019	116,715
Sembcorp Marine, Ltd. (L)	36,999	78,531
Singapore Airlines, Ltd.	23,140	201,469
Singapore Exchange, Ltd.	37,000	219,386
Singapore Press Holdings, Ltd.	59,500	181,627
Singapore Technologies Engineering, Ltd.	54,000	136,938
Singapore Telecommunications, Ltd.	279,840	892,980
StarHub, Ltd.	21,000	66,575
Suntec Real Estate Investment Trust	82,000	110,745
United Overseas Bank, Ltd.	44,650	748,431
UOL Group, Ltd.	24,873	138,428
Wilmar International, Ltd.	72,000	170,927
		6,549,972
South Africa - 1.7%
African Bank Investments, Ltd. (I)	52,291	1,336
African Rainbow Minerals, Ltd.	5,606	45,595
Anglo American Platinum, Ltd. (I)	2,632	64,433
AngloGold Ashanti, Ltd. (I)	14,430	136,052
Aspen Pharmacare Holdings, Ltd. (I)	8,659	273,594
Assore, Ltd.	664	7,259
Barclays Africa Group, Ltd.	12,071	183,965
Coronation Fund Managers, Ltd.	8,138	65,779
Discovery, Ltd.	15,181	155,805
Exxaro Resources, Ltd.	4,891	40,386
FirstRand, Ltd.	118,126	543,030
Gold Fields, Ltd.	29,492	122,304
Growthpoint Properties, Ltd.	77,099	182,038
Impala Platinum Holdings, Ltd. (I)	22,733	109,926
Imperial Holdings, Ltd.	6,917	109,666
Investec PLC	19,237	159,542
Investec, Ltd.	7,953	65,814
Kumba Iron Ore, Ltd.	3,135	40,256
Liberty Holdings, Ltd.	4,754	65,724
Life Healthcare Group Holdings, Ltd.	40,397	140,698
Massmart Holdings, Ltd.	4,351	53,669
Mediclinic International, Ltd.	12,912	129,633
MMI Holdings, Ltd.	19,936	53,966
MR Price Group, Ltd.	8,969	191,830
MTN Group, Ltd.	59,164	997,337
Naspers, Ltd., N Shares	13,874	2,128,147
Nedbank Group, Ltd.	7,167	140,369
Netcare, Ltd.	36,217	124,198
Pick n Pay Stores, Ltd.	7,147	29,112
PPC, Ltd.	27,421	41,432
Rand Merchant Insurance Holdings, Ltd.	31,391	119,535
Redefine Properties, Ltd.	117,531	120,022
Remgro, Ltd.	18,654	408,215
RMB Holdings, Ltd.	31,391	180,571
Sanlam, Ltd.	64,030	412,660
Sappi, Ltd. (I)	26,810	108,250
Sasol, Ltd.	19,396	654,879
Shoprite Holdings, Ltd.	16,492	222,974

The accompanying notes are an integral part of the financial statements.	110

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
South Africa (continued)
Standard Bank Group, Ltd.	42,608	$588,796
Steinhoff International Holdings, Ltd.	60,568	379,082
The Bidvest Group, Ltd.	11,166	302,041
The Foschini Group, Ltd.	6,632	98,604
Tiger Brands, Ltd.	6,286	158,171
Truworths International, Ltd.	18,481	134,146
Vodacom Group Pty, Ltd.	13,061	142,664
Woolworths Holdings, Ltd.	26,688	189,211
		10,622,716
South Korea - 2.9%
Amorepacific Corp.	102	308,191
Amorepacific Group	77	104,044
BS Financial Group, Inc.	6,581	89,997
Celltrion, Inc. (L)	2,680	168,346
CJ CheilJedang Corp.	326	110,970
CJ Corp.	456	72,256
Coway Company, Ltd.	1,930	158,848
Daelim Industrial Company, Ltd.	877	50,938
Daewoo Engineering &
Construction Company, Ltd. (I)	2,130	15,188
Daewoo International Corp.	1,626	38,826
Daewoo Securities Company, Ltd.	7,159	83,239
Daewoo Shipbuilding & Marine
Engineering Company, Ltd.	4,040	65,688
Daum Kakao Corp.	874	90,786
DGB Financial Group, Inc.	4,763	51,909
Dongbu Insurance Company, Ltd.	1,810	80,593
Doosan Corp.	163	17,094
Doosan Heavy Industries &
Construction Company, Ltd.	2,030	51,665
Doosan Infracore Company, Ltd. (I)	4,470	47,845
E-Mart Company, Ltd.	817	171,254
GS Engineering & Construction Corp.	1,468	39,854
GS Holdings Corp.	2,038	78,718
Hana Financial Group, Inc.	9,912	256,399
Hankook Tire Company, Ltd.	3,008	122,733
Hanwha Chemical Corp.	2,217	29,078
Hanwha Corp.	2,040	66,643
Hanwha Life Insurance Company, Ltd.	8,120	53,880
Hotel Shilla Company, Ltd.	1,190	104,815
Hyosung Corp.	1,033	80,558
Hyundai Department Store Company, Ltd.	494	66,225
Hyundai Development Co-Engineering
& Construction	1,140	58,438
Hyundai Engineering &
Construction Company, Ltd.	2,649	119,933
Hyundai Glovis Company, Ltd.	539	109,576
Hyundai Heavy Industries Company, Ltd.	1,587	174,260
Hyundai Marine & Fire
Insurance Company, Ltd.	2,650	59,248
Hyundai Merchant Marine Company, Ltd. (I)	2,712	22,079
Hyundai Mipo Dockyard Company, Ltd.	513	35,172
Hyundai Mobis Company, Ltd.	2,332	516,551
Hyundai Motor Company	5,356	811,121
Hyundai Steel Company	2,189	143,683
Hyundai Wia Corp.	644	82,012
Industrial Bank of Korea	7,080	84,985
Kangwon Land, Inc.	4,000	124,743
KB Financial Group, Inc.	10,980	387,581
KB Financial Group, Inc., ADR	2,772	97,408
KCC Corp.	196	99,830
Kia Motors Corp.	8,934	363,059
Korea Aerospace Industries, Ltd.	1,710	86,841
Korea Electric Power Corp.	6,370	262,506
Korea Electric Power Corp., ADR (L)	4,277	87,679
Korea Gas Corp.	1,166	42,479
Korea Investment Holdings Company, Ltd.	1,170	66,180
Korea Zinc Company, Ltd.	339	129,624
Korean Air Lines Company, Ltd. (I)	1,090	47,629
KT Corp. (I)	2,633	68,856
KT&G Corp.	3,640	291,040
Kumho Petrochemical Company, Ltd.	614	43,377
LG Chem, Ltd.	1,568	318,291
LG Corp.	3,654	201,673
LG Display Company, Ltd.	7,650	216,495
LG Display Company, Ltd., ADR (I)	2,417	34,587
LG Electronics, Inc.	3,460	183,393
LG Household & Health Care, Ltd.	362	274,327
LG Innotek Company, Ltd.	210	21,945
LG Uplus Corp.	6,602	65,405
Lotte Chemical Corp.	562	102,683
Lotte Confectionery Company, Ltd.	20	32,173
Lotte Shopping Company, Ltd.	410	87,653
LS Corp.	793	37,089
LS Industrial Systems Company, Ltd.	735	42,228
Mirae Asset Securities Company, Ltd.	918	43,206
Naver Corp.	965	582,188
NCSoft Corp.	632	103,199
NH Investment & Securities Company, Ltd.	3,944	50,997
OCI Company, Ltd.	650	60,409
Orion Corp.	143	149,144
POSCO	2,241	489,811
S-1 Corp.	810	61,199
S-Oil Corp.	1,778	102,837
Samsung C&T Corp.	4,135	221,059
Samsung Card Company, Ltd.	1,490	55,070
Samsung Electro-Mechanics Company, Ltd.	2,318	160,455
Samsung Electronics Company, Ltd.	3,829	4,965,269
Samsung Fire & Marine
Insurance Company, Ltd.	1,090	262,632
Samsung Heavy Industries Company, Ltd.	6,270	101,813
Samsung Life Insurance Company, Ltd.	2,331	202,844
Samsung SDI Company, Ltd.	1,793	220,212
Samsung SDS Company, Ltd.	930	223,796
Samsung Securities Company, Ltd.	2,498	116,823
Shinhan Financial Group Company, Ltd.	14,125	530,674
Shinhan Financial Group Company, Ltd., ADR	350	13,055
Shinsegae Company, Ltd.	197	29,876
SK C&C Company, Ltd.	585	122,476
SK Holdings Company, Ltd.	1,019	155,921
SK Hynix, Inc.	19,510	796,918
SK Innovation Company, Ltd.	2,274	195,073
SK Networks Company, Ltd.	3,090	22,678
SK Telecom Company, Ltd.	257	63,239
Woori Bank	12,174	102,731
Yuhan Corp.	350	58,976
		18,974,992
Spain - 2.4%
Abertis Infraestructuras SA	15,172	274,226
ACS Actividades de Construccion
y Servicios SA	6,870	243,158
Aena SA (I)(S)	2,065	207,628
Amadeus IT Holding SA, A Shares	14,607	626,011
Banco Bilbao Vizcaya Argentaria SA	209,245	2,113,266
Banco de Sabadell SA (L)	118,532	289,615
Banco Popular Espanol SA	61,480	300,707

The accompanying notes are an integral part of the financial statements.	111

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Spain (continued)
Banco Santander SA	484,540	$3,632,278
Bankia SA (I)	160,432	223,581
Bankinter SA	23,159	176,572
Caixabank SA	78,461	372,096
Distribuidora Internacional de Alimentacion SA	23,600	184,173
Enagas SA	6,236	178,317
Endesa SA	10,933	211,059
Ferrovial SA	15,122	321,524
Gas Natural SDG SA	12,174	273,331
Grifols SA	4,281	183,435
Grifols SA, B Shares	427	14,241
Iberdrola SA	175,803	1,133,670
Inditex SA	37,987	1,219,594
Mapfre SA	30,375	110,902
Red Electrica Corp. SA	4,146	337,124
Repsol SA	33,446	622,607
Telefonica SA	146,711	2,087,617
Zardoya Otis SA	5,733	73,991
		15,410,723
Sweden - 2.2%
Alfa Laval AB	10,314	202,571
Assa Abloy AB, Series B	11,407	679,462
Atlas Copco AB, A Shares	23,341	755,634
Atlas Copco AB, B Shares	13,732	405,498
Boliden AB (L)	10,826	214,458
Electrolux AB, Series B (L)	9,396	268,429
Elekta AB, B Shares (L)	15,376	138,218
Getinge AB, B Shares (L)	6,512	160,904
Hennes & Mauritz AB, B Shares	33,066	1,339,760
Hexagon AB, B Shares	9,601	340,884
Husqvarna AB, B Shares	18,793	136,129
ICA Gruppen AB	2,659	89,128
Industrivarden AB, C Shares	2,860	53,661
Investor AB, B Shares	16,147	642,761
Kinnevik Investment AB, B Shares	7,421	247,730
Lundin Petroleum AB (I)	8,518	116,550
Nordea Bank AB	100,775	1,227,488
Sandvik AB	40,462	453,095
Securitas AB, B Shares	14,347	205,971
Skandinaviska Enskilda Banken AB, A Shares	56,007	653,699
Skanska AB, B Shares	14,150	317,233
SKF AB, B Shares	15,548	401,465
Svenska Cellulosa AB, B Shares	19,945	458,313
Svenska Handelsbanken AB, A Shares	18,485	832,500
Swedbank AB, A Shares (L)	32,393	773,342
Swedish Match AB	8,709	256,068
Tele2 AB, B Shares	12,690	151,783
Telefonaktiebolaget LM Ericsson, B Shares	105,801	1,328,325
TeliaSonera AB	82,426	523,791
Volvo AB, B Shares	52,551	635,984
		14,010,834
Switzerland - 6.9%
ABB, Ltd. (I)	76,786	1,628,939
Actelion, Ltd. (I)	3,508	404,590
Adecco SA (I)	5,213	433,323
Aryzta AG (I)	3,464	212,353
Baloise Holding AG	1,589	209,998
Barry Callebaut AG (I)	81	79,084
Chocoladefabriken Lindt & Sprungli AG	35	187,342
Chocoladefabriken Lindt & Sprungli AG	4	253,043
Cie Financiere Richemont SA	18,244	1,465,922
Coca-Cola HBC AG (I)	7,325	131,765
Credit Suisse Group AG (I)	52,067	1,400,808
EMS-Chemie Holding AG	400	162,656
Geberit AG, ADR	1,444	540,367
Givaudan SA (I)	319	576,321
Glencore PLC (I)	371,649	1,568,999
Holcim, Ltd. (I)	8,405	626,193
Julius Baer Group, Ltd. (I)	8,521	425,912
Kuehne + Nagel International AG	2,068	307,039
Lonza Group AG (I)	1,729	215,257
Nestle SA	111,948	8,429,958
Novartis AG	79,810	7,877,286
Pargesa Holding SA, ADR	755	52,986
Partners Group Holding AG	751	223,894
Roche Holding AG	24,377	6,698,607
Schindler Holding AG	1,670	277,156
Schindler Holding AG	806	131,704
SGS SA	194	369,884
Sika AG	91	325,821
Sonova Holding AG	1,693	234,908
STMicroelectronics NV	24,208	225,594
Sulzer AG	981	107,682
Swiss Life Holding AG (I)	1,089	269,034
Swiss Prime Site AG (I)	2,297	199,443
Swiss Re AG	12,928	1,247,009
Swisscom AG	890	516,102
Syngenta AG	3,188	1,083,055
The Swatch Group AG	1,748	146,505
The Swatch Group AG	1,109	469,003
Transocean, Ltd. (L)	14,101	203,152
UBS Group AG (I)	127,840	2,397,142
Wolseley PLC	9,747	576,089
Zurich Insurance Group AG (I)	5,119	1,730,233
		44,622,158
Taiwan - 2.2%
Acer, Inc. (I)	58,018	37,377
Advanced Semiconductor Engineering, Inc.	215,933	292,402
Advantech Company, Ltd.	1,991	15,140
Asia Cement Corp.	36,863	46,316
Asustek Computer, Inc.	24,952	250,842
AU Optronics Corp.	163,827	82,203
Catcher Technology Company, Ltd.	22,184	232,005
Cathay Financial Holding Company, Ltd.	301,901	481,022
Chang Hwa Commercial Bank, Ltd.	86,556	50,003
Cheng Shin Rubber Industry Company, Ltd.	77,680	178,312
China Airlines, Ltd. (I)	26,874	13,786
China Development Financial Holding Corp.	213,153	73,794
China Motor Corp.	65	56
China Steel Corp.	438,388	363,929
Chinatrust Financial Holding Company, Ltd.	554,242	367,888
Chunghwa Telecom Company, Ltd.	141,148	451,096
Compal Electronics, Inc.	79,764	66,264
Delta Electronics, Inc.	67,331	424,282
E.Sun Financial Holding Company, Ltd.	65,547	40,078
Epistar Corp.	10,064	16,180
Eva Airways Corp. (I)	27,102	19,875
Evergreen Marine Corp. Taiwan, Ltd. (I)	8,799	6,535
Far Eastern Department Stores, Ltd.	20,540	17,340
Far Eastern New Century Corp.	63,603	65,561
Far EasTone
Telecommunications Company, Ltd. (I)	69,159	166,842
First Financial Holding Copany, Ltd.	123,903	73,579
Formosa Chemicals & Fibre Corp.	119,212	272,960
Formosa Petrochemical Corp.	24,720	54,092

The accompanying notes are an integral part of the financial statements.	112

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Formosa Plastics Corp.	154,086	$373,309
Formosa Taffeta Company, Ltd.	5,000	5,259
Foxconn Technology Company, Ltd.	15,208	40,776
Fubon Financial Holding Company, Ltd.	211,112	378,427
HON HAI Precision Industry Company, Ltd.	457,542	1,339,290
Hotai Motor Company, Ltd.	9,000	138,862
HTC Corp.	26,997	120,159
Hua Nan Financial Holdings Company, Ltd.	80,813	46,169
InnoLux Display Corp.	100,841	50,241
Inotera Memories Inc (I)	79,000	104,860
Inventec Corp.	25,899	18,704
Kinsus Interconnect Technology Corp.	1,035	3,315
Largan Precision Company, Ltd.	3,143	270,197
Lite-On Technology Corp.	39,234	50,754
MediaTek, Inc.	49,340	666,374
Mega Financial Holding Company, Ltd.	358,065	296,604
Nan Ya Plastics Corp.	176,992	392,501
Novatek Microelectronics Corp.	7,361	37,990
Pan-International Industrial Corp.	328	192
Pegatron Corp.	32,989	89,006
Pou Chen Corp.	36,641	51,198
Powertech Technology, Inc.	13,149	22,597
President Chain Store Corp.	7,496	56,341
Quanta Computer Inc	92,771	223,918
Realtek Semiconductor Corp.	5,999	19,107
Shin Kong Financial Holding Company, Ltd.	102,847	29,213
Siliconware Precision Industries Company, Ltd.	54,855	90,888
SinoPac Financial Holdings Company, Ltd.	128,366	53,508
Synnex Technology International Corp.	23,741	32,038
Taishin Financial Holding Company, Ltd.	87,836	37,277
Taiwan Cement Corp.	60,781	85,544
Taiwan Cooperative Financial
Holding Company, Ltd.	61,978	31,364
Taiwan Fertilizer Company, Ltd.	13,000	22,526
Taiwan Glass Industry Corp.	11,254	8,102
Taiwan Mobile Company, Ltd.	62,257	217,660
Taiwan Semiconductor
Manufacturing Company, Ltd.	858,227	3,988,663
Teco Electric and Machinery Company, Ltd.	16,000	15,206
TPK Holding Company, Ltd.	8,000	55,788
Transcend Information, Inc.	6,608	23,396
U-Ming Marine Transport Corp.	5,000	7,386
Uni-President Enterprises Corp.	172,584	288,419
Unimicron Technology Corp.	20,604	13,324
United Microelectronics Corp.	258,313	127,987
Walsin Lihwa Corp. (I)	28,000	8,612
Wistron Corp.	37,862	32,126
Ya Hsin Industrial Company, Ltd. (I)	36,000	0
Yang Ming Marine Transport Corp. (I)	3,348	1,924
Yuanta Financial Holding Company, Ltd.	184,430	92,717
Yulon Motor Company, Ltd.	17,510	23,892
		14,243,469
Thailand - 0.5%
Advanced Info Service PCL	48,400	352,514
Bangkok Bank PCL	34,900	197,881
Banpu PCL	55,000	49,862
BEC World PCL	46,019	57,983
Charoen Pokphand Foods PCL	136,200	94,176
CP ALL PCL	173,500	218,608
Glow Energy PCL	27,900	73,523
IRPC PCL	528,400	69,825
Kasikornbank PCL	61,800	436,816
Krung Thai Bank PCL	164,375	115,174
PTT Exploration & Production PCL	60,147	201,476
PTT Global Chemical PCL	65,273	104,810
PTT PCL	34,300	340,470
Thai Oil PCL	28,800	46,023
The Siam Cement PCL	11,300	177,105
The Siam Commercial Bank PCL	70,748	387,005
		2,923,251
Turkey - 0.3%
Akbank TAS	67,697	198,591
Anadolu Efes Biracilik Ve Malt Sanayii AS	8,117	67,702
Arcelik AS	6,139	35,366
Bim Birlesik Magazalar AS	8,214	145,524
Coca-Cola Icecek AS	2,884	48,701
Emlak Konut Gayrimenkul Yatirim
Ortakligi AS	17,803	20,152
Enka Insaat ve Sanayi AS	25,228	50,414
Eregli Demir ve Celik Fabrikalari TAS	30,186	46,914
Ford Otomotiv Sanayi AS	4,572	58,889
Haci Omer Sabanci Holding AS	31,762	112,015
KOC Holding AS	25,423	115,640
TAV Havalimanlari Holding AS	4,656	38,900
Tupras Turkiye Petrol Rafinerileri AS	4,998	118,411
Turk Hava Yollari AO	25,366	83,678
Turk Telekomunikasyon AS	22,064	58,496
Turkcell Iletisim Hizmetleri AS (I)	29,771	152,698
Turkiye Garanti Bankasi AS	86,216	281,158
Turkiye Halk Bankasi AS	25,911	127,597
Turkiye Is Bankasi	60,572	136,321
Turkiye Sise ve Cam Fabrikalari AS	33,126	40,855
Turkiye Vakiflar Bankasi TAO	22,351	36,478
Yapi ve Kredi Bankasi AS	35,813	54,894
		2,029,394
United Kingdom - 12.6%
3i Group PLC	36,258	259,074
Aberdeen Asset Management PLC	35,216	239,584
Admiral Group PLC	7,053	159,698
Aggreko PLC	9,826	222,268
Amec Foster Wheeler PLC	13,351	178,590
Anglo American PLC	48,446	723,536
Antofagasta PLC	15,103	163,388
ARM Holdings PLC	48,433	786,610
Ashtead Group PLC	17,291	277,308
Associated British Foods PLC	12,272	512,147
AstraZeneca PLC	43,539	2,987,566
Aviva PLC	103,474	828,087
Babcock International Group PLC	8,659	126,316
BAE Systems PLC	112,391	870,977
Barclays PLC	565,704	2,041,915
BG Group PLC	119,476	1,466,411
BP PLC	635,283	4,117,991
British American Tobacco PLC	64,278	3,328,560
BT Group PLC	280,408	1,822,040
Bunzl PLC	11,962	324,306
Burberry Group PLC	16,791	431,199
Capita PLC	24,608	406,788
Centrica PLC	178,307	666,920
CNH Industrial NV	34,400	281,917
Cobham PLC	39,593	178,353
Compass Group PLC	59,446	1,031,934
Croda International PLC	5,115	207,454
Diageo PLC	86,634	2,394,063
Direct Line Insurance Group PLC	51,672	243,839

The accompanying notes are an integral part of the financial statements.	113

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Dixons Carphone PLC	33,696	$206,078
easyJet PLC	5,884	163,759
Fiat Chrysler Automobiles NV (I)	23,822	386,727
G4S PLC	56,956	249,661
GKN PLC	59,980	318,155
GlaxoSmithKline PLC	168,245	3,872,973
Hammerson PLC	26,287	258,878
Hargreaves Lansdown PLC	8,843	150,836
HSBC Holdings PLC	659,530	5,620,110
ICAP PLC	23,327	181,938
IMI PLC	10,620	200,401
Imperial Tobacco Group PLC	33,548	1,471,619
Inmarsat PlcInmarsat PLC	15,909	217,867
InterContinental Hotels Group PLC	8,905	347,326
International Consolidated
Airlines Group SA (I)	42,245	378,509
Intertek Group PLC	6,301	233,393
Intu Properties PLC	31,183	160,763
ITV PLC	141,502	529,788
J Sainsbury PLC	44,909	172,334
Johnson Matthey PLC	7,427	372,115
Kingfisher PLC	87,104	491,445
Land Securities Group PLC	29,076	539,802
Legal & General Group PLC	208,997	860,718
Liberty Global PLC, Series A (I)	1,021	52,551
Liberty Global PLC, Series C (I)	2,519	125,471
Lloyds Banking Group PLC (I)	1,968,998	2,282,331
London Stock Exchange Group PLC	7,813	284,158
Marks & Spencer Group PLC	60,423	477,875
Meggitt PLC	29,631	240,859
Melrose Industries PLC	40,293	165,487
Merlin Entertainments PLC (S)	17,412	113,994
National Grid PLC	130,372	1,676,062
Next PLC	5,452	566,997
Old Mutual PLC	171,915	564,337
Pearson PLC	30,043	646,633
Persimmon PLC (I)	11,241	277,016
Persimmon PLC (I)	11,241	16,341
Petrofac, Ltd.	10,236	144,103
Prudential PLC	89,572	2,222,759
Reckitt Benckiser Group PLC	22,660	1,946,612
Reed Elsevier NV	24,489	610,205
Reed Elsevier PLC	41,019	705,438
Rexam PLC	25,267	216,546
Rio Tinto PLC	44,561	1,837,548
Rio Tinto, Ltd.	15,286	662,342
Rolls-Royce Holdings PLC (I)	66,406	936,583
Royal Bank of Scotland Group PLC (I)	87,101	440,006
Royal Mail PLC	23,738	153,969
RSA Insurance Group PLC	36,872	229,823
SABMiller PLC	33,836	1,772,382
Schroders PLC	4,282	202,844
Segro PLC	27,304	168,607
Severn Trent PLC	8,842	269,525
Sky PLC	35,604	523,803
Smith & Nephew PLC	33,067	563,842
Smiths Group PLC	15,034	248,650
Sports Direct International PLC (I)	9,639	86,629
SSE PLC	34,209	759,195
Standard Chartered PLC	84,743	1,372,552
Standard Life PLC	70,816	497,600
Subsea 7 SA	11,603	99,637
Tate & Lyle PLC	18,516	163,814
Tesco PLC	289,494	1,033,361
The British Land Company PLC	34,770	428,535
The Sage Group PLC	40,707	281,192
The Weir Group PLC	7,289	183,927
Travis Perkins PLC	9,089	262,426
Tullow Oil PLC	34,473	144,517
Unilever NV (L)	57,972	2,422,499
Unilever PLC	44,887	1,872,833
United Utilities Group PLC	23,943	331,065
Vodafone Group PLC	913,827	2,990,326
Whitbread PLC	6,679	518,622
William Hill PLC	32,018	175,819
WM Morrison Supermarkets PLC	81,859	233,947
WPP PLC	45,433	1,031,807
		80,900,036
United States - 0.6%
Carnival PLC	6,738	329,490
Catamaran Corp. (I)	8,200	488,161
Southern Copper Corp. (L)	6,974	203,501
Thomson Reuters Corp.	12,977	526,129
Valeant Pharmaceuticals International, Inc. (I)	11,100	2,192,832
		3,740,113
TOTAL COMMON STOCKS (Cost $483,893,970)		$618,506,925

PREFERRED SECURITIES - 1.2%
Brazil - 0.6%
AES Tiete SA	4,500	24,252
Banco Bradesco SA	90,730	843,461
Banco do Estado do Rio Grande do Sul SA	7,832	26,994
Bradespar SA	8,800	29,200
Braskem SA	4,100	14,131
Centrais Eletricas Brasileiras SA	4,300	9,162
Cia Brasileira de Distribuicao	2,538	76,143
Cia Energetica de Minas Gerais	26,542	106,615
Cia Energetica de Sao Paulo	6,883	51,026
Cia Paranaense de Energia	4,400	46,391
Gerdau SA	31,800	101,232
Itau Unibanco Holding SA	99,220	1,097,729
Itausa - Investimentos Itau SA	117,823	368,433
Lojas Americanas SA	19,570	100,868
Metalurgica Gerdau SA	10,700	36,242
Oi SA	3,067	4,930
Petroleo Brasileiro SA	150,651	459,286
Telefonica Brasil SA	5,054	78,354
Usinas Siderurgicas de Minas Gerais SA (I)	10,150	15,806
Vale SA	71,900	348,061
		3,838,316
Germany - 0.5%
Bayerische Motoren Werke AG	1,808	166,997
Fuchs Petrolub SE	3,112	124,126
Henkel AG & Company KGaA	6,587	773,715
Porsche Automobil Holding SE	5,618	550,160
Volkswagen AG	5,379	1,426,519
		3,041,517
South Korea - 0.1%
Hyundai Motor Company	1,197	122,687
Hyundai Motor Company	705	70,332
LG Chem, Ltd.	162	22,133

The accompanying notes are an integral part of the financial statements.	114

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
PREFERRED SECURITIES (continued)
South Korea (continued)
Samsung Electronics Company, Ltd.	706	$701,028
		916,180
TOTAL PREFERRED SECURITIES (Cost $8,317,453)		$7,796,013

RIGHTS - 0.0%
Banco Bilbao Vizcaya Argentaria SA (I)(N)	209,245	30,149
Banco De Sabadell SA (I)(N)	118,532	30,078
Discovery, Ltd. (I)(N)	1,424	4,095
Standard Life PLC (I)(N)	86,554	93,727
Telefonica SA (Expiration
Date: 04/06/2015) (I)(N)	146,711	23,663
TOTAL RIGHTS (Cost $0)		$181,712

SECURITIES LENDING COLLATERAL - 3.3%
John Hancock
Collateral Trust, 0.1102% (W)(Y)	2,150,501	21,515,763
TOTAL SECURITIES LENDING
COLLATERAL (Cost $21,516,084)		$21,515,763

SHORT-TERM INVESTMENTS - 1.2%
Money market funds - 1.2%
AIM Short-Term Investment Trust, STIC Prime
Portfolio, Institutional Class, 0.0400% (Y)	7,751,026	7,751,026
		7,751,026
TOTAL SHORT-TERM INVESTMENTS (Cost $7,751,026)		$7,751,026
Total Investments (International Equity Index Trust B)
(Cost $521,478,533) - 101.8%		$655,751,439
Other assets and liabilities, net - (1.8%)		(11,903,014)
TOTAL NET ASSETS - 100.0%		$643,848,425

International Growth Stock Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 92.7%
Australia - 3.5%
Amcor, Ltd.	804,557	$8,572,514
Brambles, Ltd.	601,211	5,257,710
CSL, Ltd.	52,610	3,680,718
		17,510,942
Belgium - 1.2%
Anheuser-Busch InBev NV	49,942	6,101,160
		6,101,160
Brazil - 3.9%
Banco Bradesco SA, ADR	853,020	7,916,026
BM&FBovespa SA	2,231,034	7,801,331
BRF SA	179,946	3,568,981
		19,286,338
Canada - 7.3%
Canadian National Railway Company	67,897	4,547,016
Cenovus Energy, Inc.	139,418	2,350,144
CGI Group, Inc., Class A (I)	216,003	9,161,645
Encana Corp.	427,176	4,769,072
Fairfax Financial Holdings, Ltd.	10,548	5,912,976
Great-West Lifeco, Inc.	59,712	1,726,464
Suncor Energy, Inc.	277,355	8,104,622
		36,571,939
China - 5.1%
Baidu, Inc., ADR (I)	43,110	8,984,124
CNOOC, Ltd.	1,453,000	2,050,656
Great Wall Motor Company, Ltd., H Shares	1,220,000	8,600,565
Industrial & Commercial Bank of China, Ltd.,
H Shares	7,522,000	5,563,891
		25,199,236
Denmark - 2.6%
Carlsberg A/S, Class B	89,288	7,362,364
Novo Nordisk A/S, Class B	103,202	5,509,313
		12,871,677
France - 3.2%
Publicis Groupe SA	133,106	10,269,967
Schneider Electric SE	71,892	5,594,526
		15,864,493
Germany - 7.8%
adidas AG	58,854	4,647,288
Allianz SE	39,091	6,786,820
Deutsche Boerse AG	108,392	8,845,723
Deutsche Post AG	118,588	3,694,581
ProSiebenSat.1 Media AG	143,073	6,998,089
SAP SE	111,133	8,032,370
		39,004,871
Hong Kong - 3.5%
Galaxy Entertainment Group, Ltd.	1,351,000	6,134,004
Hutchison Whampoa, Ltd.	815,000	11,296,595
		17,430,599
Israel - 2.6%
Teva Pharmaceutical Industries, Ltd., ADR	204,502	12,740,475
		12,740,475
Japan - 7.4%
Denso Corp.	76,500	3,487,277
FANUC Corp.	15,500	3,383,864
Japan Tobacco, Inc.	252,400	7,979,592
Keyence Corp.	6,100	3,328,751
Komatsu, Ltd.	262,800	5,151,584
Toyota Motor Corp.	110,000	7,678,410
Yahoo Japan Corp.	1,480,700	6,107,422
		37,116,900
Mexico - 2.0%
Fomento Economico Mexicano SAB
de CV, ADR	35,962	3,362,447
Grupo Televisa SAB, ADR	199,269	6,577,870
		9,940,317
Netherlands - 1.2%
Royal Dutch Shell PLC, B Shares	187,509	5,840,939
		5,840,939
Singapore - 4.3%
Avago Technologies, Ltd.	69,535	8,829,554
Keppel Corp., Ltd.	698,600	4,577,259
United Overseas Bank, Ltd.	479,600	8,039,135
		21,445,948

The accompanying notes are an integral part of the financial statements.	115

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

International Growth Stock Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
South Korea - 1.7%
Samsung Electronics Company, Ltd.	6,640	$8,610,442
		8,610,442
Spain - 1.1%
Amadeus IT Holding SA, A Shares	129,429	5,546,927
		5,546,927
Sweden - 2.8%
Investor AB, B Shares	204,455	8,138,703
Telefonaktiebolaget LM Ericsson, B Shares	467,970	5,875,336
		14,014,039
Switzerland - 8.6%
ABB, Ltd. (I)	311,447	6,607,039
Julius Baer Group, Ltd. (I)	134,554	6,725,528
Novartis AG	37,753	3,726,240
Roche Holding AG	27,041	7,430,653
Syngenta AG	20,207	6,864,896
The Swatch Group AG	8,797	3,720,310
UBS Group AG (I)	409,770	7,683,643
		42,758,309
Taiwan - 1.6%
Taiwan Semiconductor
Manufacturing Company, Ltd.	1,694,000	7,872,969
		7,872,969
Thailand - 1.8%
Kasikornbank PCL	1,291,300	9,079,698
		9,079,698
Turkey - 1.0%
Akbank TAS	1,654,615	4,853,857
		4,853,857
United Kingdom - 18.5%
Aberdeen Asset Management PLC	835,261	5,682,508
British American Tobacco PLC	198,573	10,282,867
Centrica PLC	805,524	3,012,893
Compass Group PLC	473,621	8,221,672
Informa PLC	495,878	4,139,502
Kingfisher PLC	1,348,051	7,605,769
Next PLC	42,827	4,453,924
Reed Elsevier PLC	644,407	11,082,413
Sky PLC	1,013,359	14,908,459
Smith & Nephew PLC	291,266	4,966,519
Unilever NV	132,706	5,545,438
WPP PLC	538,929	12,239,359
		92,141,323
TOTAL COMMON STOCKS (Cost $387,296,946)		$461,803,398

SHORT-TERM INVESTMENTS - 6.0%
Money market funds - 6.0%
Fidelity Institutional Money Market
Government Portfolio, 0.0100% (Y)	29,824,973	29,824,973
		29,824,973
TOTAL SHORT-TERM INVESTMENTS (Cost $29,824,973)		$29,824,973
Total Investments (International Growth Stock Trust)
(Cost $417,121,919) - 98.7%		$491,628,371
Other assets and liabilities, net - 1.3%		6,337,859
TOTAL NET ASSETS - 100.0%		$497,966,230

International Small Company Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 99.4%
Australia - 5.8%
Acrux, Ltd.	11,121	$7,274
Adelaide Brighton, Ltd.	30,493	104,972
Aditya Birla Minerals, Ltd. (I)	16,006	2,248
AED Oil, Ltd. (I)	17,758	0
Ainsworth Game Technology, Ltd.	10,192	22,362
AJ Lucas Group, Ltd. (I)	6,337	1,130
Alkane Resources, Ltd. (I)	4,753	1,048
Alliance Resources, Ltd. (I)	22,348	1,359
Altium, Ltd.	4,532	15,331
Amalgamated Holdings, Ltd.	8,898	79,502
Amcom Telecommunications, Ltd.	6,851	14,045
APN News & Media, Ltd. (I)	69,611	52,591
ARB Corp., Ltd.	5,909	55,701
Arrium, Ltd.	200,392	25,755
ASG Group, Ltd. (I)	16,688	10,032
Atlas Iron, Ltd.	57,616	5,680
Ausdrill, Ltd.	16,467	3,447
Ausenco, Ltd. (I)	9,940	1,702
Austal, Ltd.	23,155	30,962
Austbrokers Holdings, Ltd.	4,308	28,401
Austin Engineering, Ltd. (I)	7,179	4,198
Australian Agricultural Company, Ltd. (I)	20,852	25,475
Automotive Holdings Group, Ltd.	31,654	100,964
AWE, Ltd. (I)	36,008	32,739
BC Iron, Ltd.	10,606	2,954
Beach Energy, Ltd.	137,711	105,980
Bega Cheese, Ltd.	5,704	20,813
Billabong International, Ltd. (I)	21,480	9,473
Blackmores, Ltd.	1,465	60,816
Bradken, Ltd.	10,103	14,125
Breville Group, Ltd.	7,320	41,943
Brickworks, Ltd.	1,798	19,793
BT Investment Management, Ltd.	3,141	21,899
Cabcharge Australia, Ltd.	9,047	31,822
Cardno, Ltd.	10,684	26,509
Carnarvon Petroleum, Ltd. (I)	56,316	5,562
Carsales.com, Ltd.	7,635	60,071
Cash Converters International, Ltd.	14,501	9,930
Cedar Woods Properties, Ltd.	2,505	10,566
Chandler Macleod Group, Ltd.	26,035	10,383
Coal of Africa, Ltd. (I)	28,467	608
Coffey International, Ltd. (I)	25,659	3,521
Compass Resources, Ltd. (I)	15,577	0
Corporate Travel Management, Ltd.	2,502	22,332
CSG, Ltd.	23,845	26,771
CSR, Ltd.	40,665	124,306
CuDeco, Ltd. (I)	8,580	9,214
Cue Energy Resources, Ltd. (I)	5,000	376
Data#3, Ltd.	9,073	5,454
Decmil Group, Ltd.	2,109	2,032
Devine, Ltd. (I)	8,467	5,853
Domino’s Pizza Enterprises, Ltd.	4,094	115,471
Downer EDI, Ltd.	31,360	106,312
Drillsearch Energy, Ltd. (I)	35,948	29,656
DuluxGroup, Ltd.	31,393	152,735
DWS, Ltd.	12,684	8,541
Echo Entertainment Group, Ltd.	24,307	83,384
Elders, Ltd. (I)	4,852	8,460
Emeco Holdings, Ltd. (I)	61,822	5,630
Energy Resources of Australia, Ltd. (I)	12,909	12,284
Energy World Corp., Ltd. (I)	75,962	22,243
ERM Power, Ltd.	7,077	12,236
Evolution Mining, Ltd.	26,424	16,985

The accompanying notes are an integral part of the financial statements.	116

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Fairfax Media, Ltd.	171,716	$124,313
Fantastic Holdings, Ltd.	4,687	7,034
Finbar Group, Ltd.	8,370	8,033
Fleetwood Corp., Ltd.	5,216	5,553
FlexiGroup, Ltd.	16,586	43,446
Flinders Mines, Ltd. (I)	102,814	1,329
G8 Education, Ltd.	17,385	44,310
GrainCorp, Ltd., Class A	13,614	97,272
Grange Resources, Ltd.	101,992	8,901
GUD Holdings, Ltd.	7,726	48,343
GWA Group, Ltd.	24,613	48,431
Hansen Technologies, Ltd.	7,995	14,093
Hillgrove Resources, Ltd. (I)	10,302	2,896
Hills, Ltd.	29,039	19,098
Horizon Oil, Ltd. (I)	103,008	8,611
iiNET, Ltd.	15,854	106,385
Imdex, Ltd. (I)	15,820	4,330
IMF Bentham, Ltd.	11,295	18,294
Independence Group NL	21,877	86,862
Infigen Energy (I)	81,696	17,394
Infomedia, Ltd.	32,069	29,947
International Ferro Metals, Ltd. (I)	24,339	1,211
Intrepid Mines, Ltd. (I)	5,915	516
Invocare, Ltd.	9,238	92,247
IOOF Holdings, Ltd.	18,395	143,727
Iress, Ltd.	10,359	82,629
JB Hi-Fi, Ltd. (L)	9,468	134,287
Karoon Gas Australia, Ltd. (I)	6,513	10,639
Kingsgate Consolidated, Ltd. (I)	11,120	5,787
Linc Energy, Ltd. (I)(L)	22,798	9,095
M2 Telecommunications Group, Ltd.	15,152	116,776
MACA, Ltd.	4,396	2,926
Macmahon Holdings, Ltd. (I)	112,440	4,189
Magellan Financial Group, Ltd.	3,751	55,873
Matrix Composites & Engineering, Ltd.	1,943	1,011
Mayne Pharma Group, Ltd. (I)	16,445	11,927
McMillan Shakespeare, Ltd.	5,664	51,160
McPherson’s, Ltd.	7,978	6,798
Medusa Mining, Ltd. (I)	8,127	5,802
Metals X, Ltd.	35,107	32,002
Metcash, Ltd.	66,572	78,330
Mincor Resources NL	19,890	10,220
Mineral Deposits, Ltd. (I)	5,861	3,483
Mineral Resources, Ltd.	9,687	49,544
MMA Offshore, Ltd.	23,329	11,674
Molopo Energy, Ltd. (I)	5,287	502
Monadelphous Group, Ltd. (L)	7,434	56,344
Mortgage Choice, Ltd.	6,422	12,444
Mount Gibson Iron, Ltd.	62,063	10,306
Myer Holdings, Ltd. (L)	45,216	46,601
Navitas, Ltd.	5,843	21,713
NIB Holdings, Ltd.	43,000	121,008
Northern Star Resources, Ltd.	42,401	73,300
NRW Holdings, Ltd.	18,377	2,790
Nufarm, Ltd.	14,896	75,165
Oceanagold Corp.	21,200	40,340
Otto Energy, Ltd. (I)	63,569	4,830
OZ Minerals, Ltd.	18,232	54,367
OzForex Group, Ltd.	14,134	25,969
Pacific Brands, Ltd. (I)	68,225	23,811
Paladin Energy, Ltd. (I)	118,845	33,749
PanAust, Ltd.	16,167	21,032
Panoramic Resources, Ltd.	26,277	11,155
Peet, Ltd.	13,800	12,811
Perpetual, Ltd.	3,182	132,845
Perseus Mining, Ltd. (I)	34,213	7,292
PMP, Ltd. (I)	32,750	11,447
Premier Investments, Ltd.	6,565	63,882
Primary Health Care, Ltd.	42,111	175,978
Programmed Maintenance Services, Ltd.	12,923	23,736
RCR Tomlinson, Ltd.	10,520	15,989
Reckon, Ltd.	11,034	16,216
Redflex Holdings, Ltd. (I)	3,279	1,096
Regis Resources, Ltd. (I)	20,593	20,439
Resolute Mining, Ltd. (I)	37,931	8,834
Resource Generation, Ltd. (I)	9,069	554
Retail Food Group, Ltd.	8,388	44,977
Ridley Corp., Ltd.	19,156	15,596
SAI Global, Ltd.	19,386	60,973
Sandfire Resources NL	8,888	29,727
Saracen Mineral Holdings, Ltd. (I)	20,048	6,397
Sedgman, Ltd.	11,057	5,722
Select Harvests, Ltd.	4,873	27,488
Senex Energy, Ltd. (I)	87,382	20,838
Servcorp, Ltd.	5,074	25,291
Seven Group Holdings, Ltd.	7,850	42,915
Seven West Media, Ltd.	23,252	23,620
Sigma Pharmaceuticals, Ltd.	207,664	140,323
Silex Systems, Ltd. (I)	1,955	750
Silver Lake Resources, Ltd. (I)	29,625	4,465
Sirtex Medical, Ltd.	4,444	70,111
Skilled Group, Ltd.	11,678	11,100
Slater & Gordon, Ltd.	6,228	35,814
SMS Management & Technology, Ltd.	8,079	21,770
Southern Cross Media Group, Ltd.	51,441	44,910
Spark Infrastructure Group	102,671	154,519
Specialty Fashion Group, Ltd.	12,034	5,494
St Barbara, Ltd. (I)	33,049	5,481
STW Communications Group, Ltd.	25,254	13,330
Sundance Resources, Ltd. (I)	164,268	2,619
Super Cheap Auto Group, Ltd.	12,026	87,752
Tabcorp Holdings, Ltd. (I)	748	2,695
Tabcorp Holdings, Ltd.	8,975	32,337
Tassal Group, Ltd.	12,045	31,119
Technology One, Ltd.	23,711	72,395
Ten Network Holdings, Ltd. (I)	108,747	16,916
TFS Corp., Ltd.	19,836	26,559
The Prime Retirement & Aged
Care Property Trust (I)	14,396	0
The Reject Shop, Ltd.	2,561	13,054
Tiger Resources, Ltd. (I)	64,257	2,428
Tox Free Solutions, Ltd.	9,372	20,191
Transfield Service, Ltd. (I)	42,615	44,198
Transpacific Industries Group, Ltd.	84,321	50,883
Troy Resources, Ltd. (I)	7,482	2,536
UGL, Ltd. (I)	12,337	13,634
UXC, Ltd.	17,598	10,565
Village Roadshow, Ltd.	13,075	55,790
Virgin Australia Holdings, Ltd. (I)	359,466	1,369
Virgin Australia Holdings, Ltd. (I)	281,808	110,362
Virtus Health, Ltd.	2,849	15,865
Vocus Communications, Ltd.	6,663	29,704
Watpac, Ltd.	11,170	6,751
Webjet, Ltd.	7,994	23,993
Western Areas, Ltd.	16,601	44,845
White Energy Company, Ltd. (I)(L)	9,845	1,605

The accompanying notes are an integral part of the financial statements.	117

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Whitehaven Coal, Ltd. (I)(L)	54,148	$58,465
Wide Bay Australia, Ltd.	607	2,406
		6,239,881
Austria - 1.1%
AMAG Austria Metall AG (S)	304	10,587
ams AG	4,783	228,368
Austria Technologie & Systemtechnik AG	491	7,698
CA Immobilien Anlagen AG (I)	550	10,296
Conwert Immobilien Invest SE (I)	4,312	54,030
DO & Company AG	168	12,469
EVN AG	1,566	17,593
Flughafen Wien AG	192	16,747
Kapsch TrafficCom AG (I)	191	4,884
Lenzing AG	92	6,196
Mayr Melnhof Karton AG	640	65,976
Oesterreichische Post AG	3,720	183,246
Palfinger AG	1,137	30,062
RHI AG	2,979	87,330
Rosenbauer International AG	174	14,815
S IMMO AG (I)	3,364	30,552
Schoeller-Bleckmann Oilfield Equipment AG	1,346	86,119
Semperit AG Holding	317	14,868
Strabag SE	361	8,073
UNIQA Insurance Group AG	848	7,674
Wienerberger AG	9,071	144,748
Zumtobel AG	5,975	148,014
		1,190,345
Bahamas - 0.0%
United International Enterprises	65	10,287
		10,287
Belgium - 1.4%
Ablynx NV (I)	1,954	18,985
Ackermans & van Haaren NV	1,818	213,267
AGFA-Gevaert NV (I)	25,633	59,072
Banque Nationale de Belgique	12	44,492
Barco NV	967	57,428
BHF Kleinwort Benson Group (I)	2,083	10,506
Cie d’Entreprises CFE	687	74,482
Cie Immobiliere de Belgique SA	47	2,500
Cie Maritime Belge SA	1,387	20,506
D’ieteren SA	2,196	76,835
Deceuninck NV	7,720	16,211
Econocom Group SA	4,944	39,171
Elia System Operator SA	2,673	112,576
Euronav NV (I)	2,340	27,649
EVS Broadcast Equipment SA	811	30,120
Exmar NV	1,567	16,042
Fagron	1,839	71,607
Galapagos NV (I)	2,443	57,862
Gimv NV	23	1,036
Ion Beam Applications (I)	1,305	33,520
Kinepolis Group NV	2,435	93,867
Lotus Bakeries	9	11,797
Melexis NV	1,922	114,688
Mobistar SA (I)	537	11,671
NV Bekaert SA	276	7,435
Nyrstar NV (I)	13,851	54,343
Recticel SA	1,276	7,301
Rezidor Hotel Group AB (I)	8,485	32,065
Sipef SA	356	20,305
Tessenderlo Chemie NV (I)	2,049	58,495
ThromboGenics NV (I)	1,612	8,822
Umicore SA	1,709	71,376
Van de Velde NV	556	30,830
Viohalco SA (I)	7,173	22,824
		1,529,686
Bermuda - 0.6%
Catlin Group, Ltd.	29,759	313,476
Frontline, Ltd. (I)	3,470	7,792
Golden Ocean Group, Ltd. (L)	34,000	21,626
Hiscox, Ltd.	18,267	230,713
Hoegh LNG Holdings, Ltd.	2,568	29,359
		602,966
Cambodia - 0.1%
NagaCorp, Ltd.	104,000	69,052
		69,052
Canada - 7.6%
5N Plus, Inc. (I)	3,515	5,967
Absolute Software Corp.	3,900	31,162
Advantage Oil & Gas, Ltd. (I)	11,300	60,847
Aecon Group, Inc.	5,300	46,951
Ag Growth International, Inc.	1,100	44,693
AGF Management, Ltd., Class B	6,598	43,447
AGT Food & Ingredients, Inc.	1,218	26,061
Ainsworth Lumber Company, Ltd. (I)	633	1,744
AKITA Drilling, Ltd., Class A	700	5,748
Alamos Gold, Inc.	9,729	56,997
Alaris Royalty Corp.	330	8,603
Algonquin Power & Utilities Corp.	14,667	108,391
Alterra Power Corp. (I)	15,708	4,341
Altius Minerals Corp. (I)	3,100	30,987
Altus Group, Ltd.	1,118	17,266
Alvopetro Energy, Ltd. (I)	6,100	1,975
Artek Exploration, Ltd. (I)	4,000	8,053
Asanko Gold, Inc. (I)	6,600	9,380
ATS Automation Tooling Systems, Inc. (I)	8,247	88,425
AuRico Gold, Inc.	15,100	41,728
AutoCanada, Inc.	785	19,629
Avigilon Corp. (I)	600	9,981
B2Gold Corp. (I)	45,756	68,279
Badger Daylighting, Ltd.	1,722	36,764
Bankers Petroleum, Ltd. (I)	23,800	50,924
Bellatrix Exploration, Ltd. (I)	9,897	24,068
Birch Mountain Resources, Ltd. (I)	9,200	0
Birchcliff Energy, Ltd. (I)	9,700	51,925
Black Diamond Group, Ltd.	2,750	27,162
BlackPearl Resources, Inc. (I)	24,200	17,387
BMTC Group, Inc., Class A	500	6,143
Bonterra Energy Corp.	2,200	58,902
Boralex, Inc., Class A	1,600	16,776
Calfrac Well Services, Ltd.	6,414	42,235
Calvalley Petroleums, Inc., Class A	6,909	3,437
Canaccord Capital, Inc.	6,371	32,797
Canadian Energy Services & Technology Corp.	13,646	57,857
Canadian Western Bank	3,500	76,629
Canam Group, Inc.	2,800	27,413
CanElson Drilling, Inc.	6,283	19,248
Canexus Corp.	4,363	5,271
Canfor Pulp Products, Inc.	2,715	32,090
Canyon Services Group, Inc.	5,968	31,099
Capital Power Corp.	6,627	128,244
Capstone Infrastructure Corp.	7,754	21,734

The accompanying notes are an integral part of the financial statements.	118

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Capstone Mining Corp. (I)	29,467	$28,151
Cascades, Inc.	7,423	44,718
Cathedral Energy Services, Ltd.	2,500	4,343
Celestica, Inc. (I)	17,900	198,708
Centerra Gold, Inc.	13,742	67,053
Cequence Energy, Ltd. (I)	2,335	1,715
Chinook Energy, Inc. (I)	3,544	3,414
Cineplex, Inc.	1,000	39,383
Claude Resources, Inc. (I)	10,900	5,250
Cogeco, Inc.	545	23,761
Colabor Group, Inc.	649	548
COM DEV International, Ltd.	8,800	29,946
Computer Modelling Group, Ltd.	3,420	34,347
Copper Mountain Mining Corp. (I)	8,800	8,060
Corridor Resources, Inc. (I)	4,930	3,231
Corus Entertainment, Inc., B Shares	6,604	100,321
Cott Corp.	8,900	83,199
Crew Energy, Inc. (I)	11,300	42,468
DeeThree Exploration, Ltd. (I)	2,325	11,693
Delphi Energy Corp. (I)	20,245	23,337
Denison Mines Corp. (I)(L)	33,028	26,338
Descartes Systems Group, Inc. (I)	6,000	90,529
DH Corp.	3,075	93,934
DirectCash Payments, Inc.	500	6,553
Dominion Diamond Corp. (I)	7,361	125,768
Dorel Industries, Inc., Class B	3,200	88,859
Dundee Precious Metals, Inc. (I)	8,500	18,254
easyhome, Ltd.	46	739
Enbridge Income Fund Holdings, Inc.	1,692	49,830
Endeavour Silver Corp. (I)	9,243	17,442
EnerCare, Inc.	1,600	19,265
Enerflex, Ltd.	4,700	56,999
Energy Fuels, Inc. (I)	730	3,274
Enghouse Systems, Ltd.	1,100	43,599
Ensign Energy Services, Inc.	5,300	41,553
Epsilon Energy, Ltd. (I)	3,000	9,356
Equitable Group, Inc.	400	17,847
Essential Energy Services, Ltd.	7,268	5,911
Evertz Technologies, Ltd.	1,712	23,466
Exco Technologies, Ltd.	2,900	34,002
Exeter Resource Corp. (I)	230	120
Extendicare, Inc.	3,869	22,941
Fiera Capital Corp.	1,035	11,261
Firm Capital Mortgage Investment Corp.	1,100	10,596
First Majestic Silver Corp. (I)	8,662	46,711
First National Financial Corp.	700	11,336
FirstService Corp.	1,700	110,023
Forsys Metals Corp. (I)	400	79
Fortuna Silver Mines, Inc. (I)	12,299	46,417
Gamehost, Inc.	100	955
Glacier Media, Inc.	6,100	5,972
GLENTEL, Inc.	1,400	26,098
Gluskin Sheff + Associates, Inc.	2,500	52,821
GMP Capital, Inc.	3,026	13,762
Golden Star Resources, Ltd. (I)(L)	27,300	6,682
Gran Tierra Energy, Inc. (I)	19,353	52,869
Great Canadian Gaming Corp. (I)	3,900	71,007
Great Panther Silver, Ltd. (I)	14,100	8,015
Guyana Goldfields, Inc. (I)	6,600	15,372
Hanfeng Evergreen, Inc. (I)	200	1
Heroux-Devtek, Inc. (I)	1,600	12,633
High Liner Foods, Inc.	700	13,497
Horizon North Logistics, Inc.	8,109	14,854
HudBay Minerals, Inc.	18,257	149,337
IAMGOLD Corp. (I)	17,528	32,660
IMAX Corp. (I)	2,613	88,084
IMAX Corp. (I)	1,800	60,678
Imperial Metals Corp. (I)	4,600	44,745
Innergex Renewable Energy, Inc.	7,256	64,164
Interfor Corp. (I)	6,220	94,045
International Tower Hill Mines, Ltd. (I)	2,300	863
Intertape Polymer Group, Inc.	4,500	62,283
Just Energy Group, Inc. (L)	11,140	52,070
K-Bro Linen, Inc.	600	24,857
KAB Distribution, Inc. (I)	7,076	1
Katanga Mining, Ltd. (I)	87,256	17,568
Kelt Exploration, Ltd. (I)	94	562
Killam Properties, Inc.	3,556	31,024
Kingsway Financial Services, Inc. (I)	2,025	11,448
Kirkland Lake Gold, Inc. (I)	4,664	20,033
Knight Therapeutics, Inc. (I)	1,000	6,458
Lake Shore Gold Corp. (I)	40,100	32,611
Laurentian Bank of Canada	3,414	127,363
Legacy Oil + Gas, Inc. (I)	15,246	18,538
Leisureworld Senior Care Corp.	1,555	18,207
Leon’s Furniture, Ltd.	3,283	37,870
Lightstream Resources, Ltd.	12,560	8,826
Liquor Stores N.A., Ltd.	1,500	17,244
Long Run Exploration, Ltd.	6,886	3,751
Lucara Diamond Corp.	6,159	8,656
MacDonald Dettwiler & Associates, Ltd.	598	46,341
Major Drilling Group International, Inc.	6,800	36,884
Manitoba Telecom Services, Inc.	2,120	40,189
Maple Leaf Foods, Inc.	5,795	106,058
Martinrea International, Inc.	7,093	70,451
Medical Facilities Corp.	500	6,751
Migao Corp. (I)	3,000	1,990
Mitel Networks Corp. (I)	7,200	73,106
Mood Media Corp. (I)	3,135	1,559
Morneau Shepell, Inc.	3,098	42,438
MTY Food Group, Inc.	500	13,667
Mullen Group, Ltd.	6,982	110,748
Nautilus Minerals, Inc. (I)	24,663	8,665
Nevsun Resources, Ltd.	10,158	34,246
Newalta Corp.	5,900	65,217
Norbord, Inc. (L)	2,240	47,150
North American Palladium, Ltd. (I)	7,400	1,548
Northland Power, Inc.	6,702	91,597
NuVista Energy, Ltd. (I)	9,573	57,594
Osisko Gold Royalties, Ltd.	395	5,221
Painted Pony Petroleum, Ltd. (I)	7,448	34,813
Pan American Silver Corp.	5,400	47,411
Parex Resources, Inc. (I)	8,116	51,712
Parkland Fuel Corp.	4,409	86,575
Pason Systems, Inc.	6,600	104,012
Perpetual Energy, Inc. (I)	1,456	1,242
PHX Energy Services Corp.	1,500	8,326
Pilot Gold, Inc. (I)	3,109	1,964
Platinum Group Metals, Ltd. (I)	5,000	2,724
Polymet Mining Corp. (I)	11,854	14,881
Premium Brands Holdings Corp.	1,400	32,199
Primero Mining Corp. (I)	8,118	27,369
Pulse Seismic, Inc.	2,882	6,553
QLT, Inc. (I)	100	394
Questerre Energy Corp., Class A (I)	19,444	4,606
Reitmans Canada, Ltd.	154	704

The accompanying notes are an integral part of the financial statements.	119

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Reitmans Canada, Ltd., Class A	3,200	$16,195
Richelieu Hardware, Ltd.	1,800	89,549
Richmont Mines, Inc. (I)	2,000	6,395
RMP Energy LLC (I)	10,900	24,613
Rocky Mountain Dealerships, Inc.	100	687
Rogers Sugar, Inc.	4,174	14,896
RONA, Inc.	11,109	142,091
Rubicon Minerals Corp. (I)	15,700	14,255
Russel Metals, Inc.	7,189	136,452
Sabina Gold & Silver Corp. (I)	2,375	647
Sandstorm Gold, Ltd. (I)	9,631	31,177
Sandvine Corp. (I)	11,600	33,521
Savanna Energy Services Corp.	5,561	7,464
Scorpio Mining Corp. (I)	8,900	1,300
Secure Energy Services, Inc.	7,537	96,165
SEMAFO, Inc. (I)	18,836	56,811
ShawCor, Ltd.	90	2,501
Sherritt International Corp.	33,600	55,445
Sierra Wireless, Inc. (I)	3,200	106,039
Silver Standard Resources, Inc. (I)	7,745	34,978
Sprott Resource Corp. (I)	9,300	6,829
Sprott, Inc.	9,900	21,105
Stuart Olson, Inc.	1,600	6,809
Student Transportation, Inc. (L)	5,290	28,652
SunOpta, Inc. (I)	5,308	56,242
Superior Plus Corp. (L)	8,082	90,548
Surge Energy, Inc. (L)	16,100	37,118
Taseko Mines, Ltd. (I)	16,100	10,169
Tembec, Inc. (I)	3,200	7,378
Teranga Gold Corp. (I)	12,432	5,832
The North West Company, Inc.	2,983	58,951
Timminco, Ltd. (I)	8,700	14
Timmins Gold Corp. (I)	6,378	4,381
TLC Vision Corp. (I)	3,400	28
TORC Oil & Gas, Ltd.	4,180	32,244
Toromont Industries, Ltd.	6,068	156,856
Torstar Corp., Class B	6,800	34,576
Total Energy Services, Inc.	6,209	68,926
Transcontinental, Inc., Class A	5,983	82,667
TransForce, Inc.	6,418	152,019
Transglobe Energy Corp.	5,600	19,941
Transition Therapeutics, Inc. (I)	2,700	17,054
Trican Well Service, Ltd.	10,563	28,773
Trinidad Drilling, Ltd.	11,797	37,909
Twin Butte Energy, Ltd.	10,892	6,192
Uni-Select, Inc.	1,900	65,526
Valener, Inc.	827	11,309
Vecima Networks, Inc.	479	4,047
Wajax Corp.	1,300	24,829
Wesdome Gold Mines, Ltd. (I)	8,000	7,264
Western Energy Services Corp.	2,046	10,032
Western Forest Products, Inc.	18,750	29,164
Westshore Terminals Investment Corp.	2,489	61,373
Whistler Blackcomb Holdings, Inc.	1,000	14,267
Wi-LAN, Inc.	9,800	24,141
Winpak, Ltd.	1,377	43,271
WSP Global, Inc.	2,473	81,851
Xtreme Drilling & Coil Services Corp. (I)	3,452	4,524
Zargon Oil & Gas, Ltd.	1,173	2,667
ZCL Composites, Inc.	3,500	18,239
Zenith Epigenetics Corp. (I)	1,700	577
		8,156,272
Cayman Islands - 0.0%
Endeavour Mining Corp. (I)	31,825	14,825
		14,825
China - 0.0%
Bund Center Investment, Ltd.	152,000	21,633
China Gold
International Resources Corp., Ltd. (I)	12,500	14,607
Xinyi Solar Holdings, Ltd.	33,000	10,229
		46,469
Cyprus - 0.0%
Prosafe SE	9,426	25,884
Songa Offshore (I)	30,800	5,503
		31,387
Denmark - 2.0%
ALK-Abello A/S	491	52,651
Alm Brand A/S (I)	7,955	51,774
Amagerbanken A/S (I)	25,580	0
Ambu A/S	1,232	28,423
Auriga Industries A/S, Class B (I)	1,383	62,139
Bang & Olufsen A/S (I)(L)	3,937	36,195
Bavarian Nordic A/S (I)	2,329	118,975
D.S. Norden A/S (L)	2,246	47,841
Dfds A/S	551	58,514
East Asiatic Company, Ltd. A/S	800	8,925
FLSmidth & Company A/S (L)	2,430	109,191
Genmab A/S (I)	3,300	247,668
GN Store Nord A/S	7,647	170,734
IC Group A/S	807	18,714
Jyske Bank A/S (I)	1,492	62,724
Lan & Spar Bank A/S	225	13,907
NKT Holding A/S	2,489	159,313
PER Aarsleff A/S, Class B	138	38,240
Ringkjoebing Landbobank A/S	386	73,872
Rockwool International A/S, B Shares	501	58,410
Royal Unibrew A/S	750	125,704
Schouw & Company	1,093	52,395
SimCorp A/S	4,516	147,988
Solar A/S, B Shares	603	27,511
Spar Nord Bank A/S	8,852	85,089
Sydbank A/S	5,133	160,676
Topdanmark A/S (I)	6,093	182,309
Vestjysk Bank A/S (I)	155	218
		2,200,100
Faroe Islands - 0.0%
Bakkafrost P/F	2,180	47,139
		47,139
Finland - 2.4%
Ahlstrom OYJ	63	530
Alma Media OYJ (I)	4,110	12,666
Amer Sports OYJ	13,005	279,365
Apetit OYJ	696	10,542
Atria OYJ	1,021	10,918
BasWare OYJ	538	23,089
Cargotec OYJ, B Shares	4,313	149,132
Caverion Corp.	17,750	179,933
Citycon OYJ (I)	7,889	25,603
Cramo OYJ	2,993	53,439
Elektrobit OYJ	5,761	24,159
Elisa OYJ	302	7,584
F-Secure OYJ	7,159	20,709
Finnair OYJ (I)	3,281	11,299

The accompanying notes are an integral part of the financial statements.	120

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Finland (continued)
Finnlines OYJ (I)	4,379	$75,240
Fiskars OYJ Abp (L)	3,512	67,120
HKScan OYJ, A Shares	316	1,975
Huhtamaki OYJ	7,095	220,700
Ilkka-Yhtyma OYJ	1,535	3,952
Kemira OYJ	8,272	102,447
Kesko OYJ	1,660	70,867
Konecranes OYJ (L)	4,353	137,167
Lassila & Tikanoja OYJ	912	16,952
Metsa Board OYJ	37,119	227,636
Metso OYJ	693	20,247
Nokian Renkaat OYJ	5,661	168,707
Olvi OYJ, A Shares	1,172	30,097
Oriola-KD OYJ, B Shares (I)	9,290	37,845
Orion OYJ, Class A	61	1,708
Orion OYJ, Class B (L)	1,589	44,790
Outokumpu OYJ (I)	2,046	16,260
Outotec OYJ (L)	13,940	85,325
PKC Group OYJ	1,616	35,867
Poyry OYJ (I)	2,864	9,059
Raisio OYJ	8,267	35,829
Ramirent OYJ (L)	4,765	33,766
Rapala VMC OYJ	2,298	12,614
Sanoma OYJ	1,738	9,584
Stockmann OYJ Abp, B Shares (I)	3,940	31,148
Technopolis OYJ	5,548	24,931
Tieto OYJ	4,223	99,235
Tikkurila OYJ	2,068	39,435
Uponor OYJ	4,437	74,968
Vaisala OYJ, A Shares	206	5,804
YIT OYJ (L)	12,581	68,959
		2,619,202
France - 3.8%
ABC Arbitrage	1,757	9,583
Air France-KLM (I)(L)	2,943	25,877
Akka Technologies SA	452	14,592
Albioma SA	1,834	35,023
Alten SA	1,830	83,953
Altran Technologies SA	10,778	107,841
APRIL SA	1,212	16,373
Assystem	1,693	35,880
Beneteau SA	2,042	28,781
BioMerieux	385	37,306
Boiron SA	604	64,797
Bonduelle S.C.A.	1,470	37,937
Bongrain SA	189	11,778
Burelle SA	28	19,209
Cegedim SA (I)	186	6,303
Cegid Group	446	17,283
Cie des Alpes	105	1,916
Derichebourg SA (I)	3,125	9,576
Electricite de Strasbourg SA	81	10,042
Eramet (I)	341	31,171
Etablissements Maurel et Prom (I)	7,666	55,992
Faiveley Transport SA	600	35,318
Faurecia	3,465	151,095
Fimalac	937	78,528
GameLoft SE (I)	4,378	22,600
GL Events	213	4,343
Groupe Crit	163	8,539
Groupe Fnac (I)	243	15,134
Guerbet	272	10,699
Haulotte Group SA	962	15,924
Interparfums SA	692	22,734
Ipsen SA	50	2,366
IPSOS	2,286	63,971
Jacquet Metal Service	1,278	26,731
Korian-Medica	1,760	59,599
Lagardere SCA	7,152	214,955
Lectra	2,262	31,965
LISI	1,205	32,777
Manitou BF SA (I)	880	14,657
Mersen	1,171	30,559
Metropole Television SA	4,400	88,239
Montupet	737	52,641
Naturex	388	21,159
Neopost SA	2,259	124,179
Nexans SA (I)	2,392	80,885
Nexity SA	2,360	98,693
NextRadioTV	203	6,230
Norbert Dentressangle SA	282	47,724
Orpea	2,836	178,634
Parrot SA (I)	755	16,749
Pierre & Vacances SA (I)	142	4,252
Plastic Omnium SA	4,529	119,359
Rallye SA	1,771	66,639
Recylex SA (I)	3,196	7,112
Robertet SA	135	26,238
Rubis SCA	2,816	178,779
Saft Groupe SA	2,157	78,831
Sartorius Stedim Biotech	289	61,425
SEB SA	1,454	104,867
Seche Environnement SA	335	10,978
Societe d’Edition de Canal +	4,916	32,942
Societe Internationale de
Plantations d’Heveas SA	50	1,806
Societe Television Francaise 1	8,404	148,385
SOITEC (I)	26,447	25,162
Solocal Group (I)	52,077	34,527
Somfy SA	271	65,981
Sopra Steria Group	1,200	89,374
Stef SA	804	48,645
Synergie SA	557	12,414
Technicolor SA (I)	12,585	81,213
Teleperformance	4,507	308,871
Theolia SA (I)	4,793	3,544
Thermador Groupe	96	8,408
Trigano SA	613	20,797
UBISOFT Entertainment (I)	7,613	140,571
Valneva SE (I)	1,912	7,948
Vetoquinol SA	56	2,172
Vicat	878	64,266
VIEL & Cie SA	5,712	17,337
Vilmorin & Cie SA	734	59,566
Virbac SA	350	82,664
		4,133,913
Gabon - 0.0%
Total Gabon	20	6,183
		6,183
Georgia - 0.0%
Bank of Georgia Holdings PLC	252	6,464
		6,464
Germany - 5.4%
Aareal Bank AG	4,192	176,680

The accompanying notes are an integral part of the financial statements.	121

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Germany (continued)
ADVA Optical Networking SE (I)	2,463	$11,589
Amadeus Fire AG	558	44,081
Aurubis AG	5,323	300,633
Balda AG (I)	2,487	7,584
Bauer AG (I)	314	6,038
BayWa AG	921	36,031
Bechtle AG	1,391	99,127
Bertrandt AG	483	70,262
Bijou Brigitte AG	340	20,817
Bilfinger SE	212	12,254
Biotest AG	238	25,050
Borussia Dortmund GmbH & Company KGaA	5,769	21,917
CANCOM SE	1,347	54,040
Carl Zeiss Meditec AG	1,949	51,038
CENTROTEC Sustainable AG	476	7,539
Cewe Stiftung & Company KGaA	626	39,727
Comdirect Bank AG	2,610	26,140
CompuGroup Medical AG	739	21,373
CTS Eventim AG & Company KGaA	3,354	105,443
Delticom AG	491	10,121
Deutsche Annington Immobilien SE	604	20,353
Deutsche Beteiligungs AG	423	13,752
Deutz AG	4,916	20,667
Dialog Semiconductor PLC (I)	5,567	250,411
DMG MORI SEIKI AG	5,880	193,392
Draegerwerk AG & Company KGaA	82	7,295
Drillisch AG	3,170	123,654
Duerr AG	2,207	242,370
Elmos Semiconductor AG	566	10,977
ElringKlinger AG	2,576	77,230
Evotec AG (I)	2,885	11,578
Freenet AG	9,134	274,489
Gerresheimer AG	2,768	152,347
Gerry Weber International AG	2,449	84,505
Gesco AG	295	24,249
GFK SE	361	13,327
GFT Technologies AG	961	18,893
Grammer AG	1,191	43,912
Grenkeleasing AG	129	14,882
Hamburger Hafen und Logistik AG	2,218	46,545
Heidelberger Druckmaschinen AG (I)(L)	25,560	68,225
Homag Group AG	498	19,197
Hornbach Baumarkt AG	249	9,325
Indus Holding AG	2,123	105,576
Init Innovation In Traffic Systems AG	106	2,589
Isra Vision AG	212	14,524
Jenoptik AG	5,491	73,929
Kloeckner & Company SE (I)	7,645	72,816
Kontron AG (I)	4,988	31,920
Krones AG	1,102	114,403
KUKA AG	2,124	162,762
KWS Saat AG	206	60,086
Leoni AG	3,125	197,399
LPKF Laser & Electronics AG	2,164	24,091
Manz AG (I)(L)	233	19,914
Medigene AG (I)	760	10,034
MLP AG	5,864	24,396
MTU Aero Engines AG	974	95,422
Muehlbauer Holding AG	156	3,028
MVV Energie AG	884	22,696
Nemetschek AG	498	64,409
Nordex SE (I)	5,058	102,099
Norma Group SE	2,413	121,149
OHB SE	399	9,067
PATRIZIA Immobilien AG (I)	3,789	67,839
Pfeiffer Vacuum Technology AG	598	50,794
PNE Wind AG	4,544	11,109
Puma SE	194	35,966
QSC AG	6,549	13,696
Rational AG	170	56,824
Rheinmetall AG	3,081	148,193
Rhoen Klinikum AG	2,825	70,137
SAF-Holland SA	4,007	64,153
Salzgitter AG	2,631	76,283
Schaltbau Holding AG	493	25,007
SHW AG	14	668
Singulus Technologies AG (I)	4,168	6,247
Sixt SE	1,292	57,407
SMA Solar Technology AG (I)	916	11,699
Software AG	4,608	119,690
STADA Arzneimittel AG	4,642	154,460
STRATEC Biomedical AG	58	2,840
Stroeer Media SE	2,153	73,506
Suedzucker AG	666	8,132
Suss Microtec AG (I)	2,259	13,802
TAG Immobilien AG	365	5,034
Takkt AG	2,476	45,304
Tom Tailor Holding AG (I)	710	8,938
TUI AG	12,516	219,215
Vossloh AG	716	43,774
VTG AG	1,231	30,227
Wacker Neuson SE	1,547	38,616
Wincor Nixdorf AG	2,415	113,174
XING AG	155	26,692
		5,820,794
Gibraltar - 0.1%
888 Holdings PLC	12,231	27,525
Bwin.Party Digital Entertainment PLC	46,527	55,155
		82,680
Greece - 0.0%
Alapis Holding Industrial & Commercial SA (I)	3,303	146
TT Hellenic Postbank SA (I)	12,594	0
		146
Guernsey, Channel Islands - 0.0%
Raven Russia, Ltd. (I)	6,649	4,864
Tethys Petroleum, Ltd. (I)	5,500	565
		5,429
Hong Kong - 3.2%
Allied Group, Ltd.	26,000	116,308
Allied Properties HK, Ltd.	282,000	55,332
APAC Resources, Ltd. (I)	68,431	1,098
APT Satellite Holdings, Ltd.	21,500	24,371
Asia Satellite
Telecommunications Holdings, Ltd.	2,500	9,187
Associated International Hotels, Ltd.	44,000	127,700
Bonjour Holdings, Ltd.	162,800	13,444
Brightoil Petroleum Holdings, Ltd. (I)	82,000	27,807
Brockman Mining, Ltd. (I)	740,840	23,449
Cafe de Coral Holdings, Ltd.	18,000	64,432
Capital Strategic Investment, Ltd.	245,066	8,683
Champion Technology Holdings, Ltd. (I)	545,220	9,682
Chen Hsong Holdings	10,000	2,708
Cheuk Nang Holdings, Ltd.	3,176	2,859
China Billion Resources, Ltd. (I)	97,920	0

The accompanying notes are an integral part of the financial statements.	122

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
China Electronics Corp.
Holdings Company, Ltd.	56,000	$16,451
China Energy Development Holdings, Ltd. (I)	634,000	12,392
China Metal International Holdings, Inc.	12,000	3,751
China Renji Medical Group, Ltd. (I)	99,900	2,718
China Sci-Tech Holdings, Ltd. (I)	2,210,240	13,666
China Solar Energy Holdings, Ltd. (I)	42,500	987
Chow Sang Sang Holdings International, Ltd.	22,000	47,727
Chuang’s Consortium International, Ltd.	30,948	3,875
CITIC Telecom International Holdings, Ltd.	112,000	40,299
CK Life Sciences International Holdings, Inc.	416,000	39,693
CP Lotus Corp. (I)	220,000	4,980
Dah Sing Banking Group, Ltd.	34,400	59,605
Dah Sing Financial Holdings, Ltd.	15,720	92,877
Dickson Concepts International, Ltd.	29,000	12,527
EganaGoldpfeil Holdings, Ltd. (I)	103,373	0
Emperor Entertainment Hotel, Ltd.	40,000	8,562
Emperor International Holdings, Ltd.	97,333	21,709
Esprit Holdings, Ltd.	92,300	93,630
eSun Holdings, Ltd. (I)	74,000	6,883
Far East Consortium International, Ltd.	116,912	44,423
Future Bright Holdings, Ltd.	6,000	1,069
G-Resources Group, Ltd. (I)	2,014,800	58,900
Get Nice Holdings, Ltd.	591,000	23,640
Giordano International, Ltd.	100,000	48,917
Glorious Sun Enterprises, Ltd.	64,000	13,123
Haitong International Securities Group, Ltd.	51,598	35,783
Hang Fung Gold Technology, Ltd. (I)	90,000	0
Harbour Centre Development, Ltd.	46,000	82,848
HKR International, Ltd.	75,200	38,172
Hong Kong Aircraft
Engineering Company, Ltd.	2,000	21,599
Hong Kong Ferry Holdings Company, Ltd.	29,000	37,298
Hongkong Chinese, Ltd.	4,000	683
Hopewell Holdings, Ltd.	10,000	37,529
Hsin Chong Construction Group, Ltd.	170,000	19,039
Hung Hing Printing Group, Ltd.	82,000	11,228
Hutchison Telecommunications Hong
Kong Holdings, Ltd.	136,000	62,980
Imagi International Holdings, Ltd. (I)	106,250	2,674
IT, Ltd.	44,601	14,839
Johnson Electric Holdings, Ltd.	10,500	36,833
K Wah International Holdings, Ltd.	159,169	78,640
Kowloon Development Company, Ltd.	22,000	25,526
Lai Sun Development Company, Ltd.	766,000	16,994
Lifestyle International Holdings, Ltd.	37,500	66,814
Lippo China Resources, Ltd.	36,000	1,368
Liu Chong Hing Investment, Ltd.	16,000	20,035
Luk Fook Holdings International, Ltd.	30,000	83,655
Man Wah Holdings, Ltd.	44,800	43,022
Midland Holdings, Ltd. (I)	48,000	21,081
Natural Beauty Bio-Technology, Ltd.	20,000	1,683
New Times Energy Corp., Ltd. (I)	39,450	1,118
Newocean Energy Holdings, Ltd.	106,000	52,418
Orient Overseas International, Ltd.	2,500	15,260
Pacific Andes International Holdings, Ltd. (I)	328,006	9,678
Pacific Basin Shipping, Ltd.	166,000	54,819
Pacific Textiles Holdings, Ltd.	54,000	74,742
Paliburg Holdings, Ltd.	46,000	16,015
Paradise Entertainment, Ltd.	52,000	12,992
Peace Mark Holdings, Ltd. (I)	164,000	0
Pearl Oriental Oil, Ltd. (I)	186,000	5,015
Pico Far East Holdings, Ltd.	100,000	23,114
Playmates Holdings, Ltd.	7,800	7,943
Playmates Toys, Ltd.	8,000	1,955
Polytec Asset Holdings, Ltd.	150,000	20,693
PYI Corp., Ltd.	372,000	7,812
Regal Hotels International Holdings, Ltd.	36,000	22,298
SA SA International Holdings, Ltd. (L)	82,000	40,090
SEA Holdings, Ltd.	4,000	2,968
Shun Tak Holdings, Ltd.	144,250	69,703
Sing Tao News Corp., Ltd.	108,000	14,584
Singamas Container Holdings, Ltd.	114,000	18,545
Sitoy Group Holdings, Ltd.	14,000	8,940
SmarTone Telecommunications Holdings, Ltd.	39,500	75,432
SOCAM Development, Ltd. (I)	16,674	14,667
South China China, Ltd. (I)	256,000	25,230
Stella International Holdings, Ltd.	25,000	59,620
Sun Hung Kai & Company, Ltd.	25,000	22,247
TAI Cheung Holdings, Ltd.	46,000	37,413
Tao Heung Holdings, Ltd.	14,000	6,290
Television Broadcasts, Ltd.	19,100	118,014
Texwinca Holdings, Ltd.	60,000	54,890
The Cross-Harbour Holdings, Ltd.	18,000	18,889
The United Laboratories
International Holdings, Ltd. (I)	42,000	19,677
Titan Petrochemicals Group, Ltd. (I)	500,000	15,866
Tradelink Electronic Commerce, Ltd.	50,000	11,170
Transport International Holdings, Ltd.	19,200	46,344
Trinity, Ltd.	74,000	15,188
Upbest Group, Ltd.	148,000	46,790
Value Partners Group, Ltd.	62,000	58,429
Varitronix International, Ltd.	18,000	12,256
Victory City International Holdings, Ltd.	105,827	15,155
Vitasoy International Holdings, Ltd.	86,000	134,344
VST Holdings, Ltd.	75,200	26,977
Wai Kee Holdings, Ltd.	68,000	23,077
Willie International Holdings, Ltd. (I)	640,000	11,569
Wing Tai Properties, Ltd.	102,000	63,022
Xinyi Glass Holdings Company, Ltd.	159,000	98,103
YGM Trading, Ltd.	10,000	16,135
Yugang International, Ltd.	312,000	3,974
		3,451,257
India - 0.0%
Vedanta Resources PLC	2,671	19,735
		19,735
Ireland - 1.6%
Aer Lingus Group PLC	15,850	39,685
Beazley PLC	47,871	203,647
C&C Group PLC	31,161	127,559
DCC PLC	6,369	379,375
FBD Holdings PLC	1,839	19,809
Glanbia PLC	1,225	22,702
Grafton Group PLC	18,960	227,908
Greencore Group PLC	29,617	141,498
IFG Group PLC	8,615	17,498
Irish Continental Group PLC	8,389	37,366
Kingspan Group PLC	10,256	194,344
Paddy Power PLC	1,618	138,756
UDG Healthcare PLC	20,187	141,705
		1,691,852
Isle of Man - 0.0%
Hansard Global PLC	6,816	8,273

The accompanying notes are an integral part of the financial statements.	123

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Isle of Man (continued)
Playtech PLC	1,049	$12,066
		20,339
Israel - 0.7%
Africa Israel Investments, Ltd. (I)	7,409	6,518
Airport City, Ltd. (I)	1,528	15,999
Amot Investments, Ltd.	883	2,915
Cellcom Israel, Ltd. (I)	825	3,960
Cellcom Israel, Ltd. (I)	1,966	9,483
Ceragon Networks, Ltd. (I)	220	239
Clal Biotechnology Industries, Ltd. (I)	3,950	5,264
Clal Insurance Enterprises Holdings, Ltd. (I)	2,775	41,901
Compugen, Ltd. (I)	1,251	9,015
Delek Automotive Systems, Ltd.	4,159	48,892
Delta-Galil Industries, Ltd.	618	18,320
Electra, Ltd.	37	4,331
EZchip Semiconductor, Ltd. (I)(L)	900	17,208
Frutarom Industries, Ltd.	2,853	106,655
Gilat Satellite Networks, Ltd. (I)	215	1,307
Hadera Paper, Ltd. (I)	244	4,331
Harel Insurance Investments &
Financial Services, Ltd.	10,502	48,825
Israel Discount Bank, Ltd., A Shares (I)	638	1,077
Ituran Location and Control, Ltd.	1,195	26,296
Jerusalem Oil Exploration (I)	782	26,041
Kamada, Ltd. (I)	1,616	7,137
Matrix IT, Ltd.	2,095	10,506
Mazor Robotics, Ltd. (I)	891	5,004
Melisron, Ltd.	420	15,954
Menorah Mivtachim Holdings, Ltd.	1,766	16,172
Mivtach Shamir Holdings, Ltd. (I)	397	9,745
Naphtha Israel Petroleum Corp., Ltd. (I)	2,030	10,505
Nitsba Holdings 1995, Ltd. (I)	2,317	37,156
Nova Measuring Instruments, Ltd. (I)	376	4,334
Oil Refineries, Ltd. (I)	53,675	18,853
Partner Communications Company, Ltd. (I)	2,939	8,146
Paz Oil Company, Ltd.	378	55,229
Rami Levi Chain Stores Hashikma
Marketing 2006, Ltd.	711	28,514
Shikun & Binu, Ltd.	16,067	35,626
Shufersal, Ltd. (I)(L)	9,143	20,463
The Phoenix Holdings, Ltd.	2,821	8,237
Tower Semiconductor, Ltd. (I)	2,675	45,535
		735,693
Italy - 4.2%
A2A SpA	67,835	70,437
ACEA SpA	8,580	110,087
Amplifon SpA	9,264	62,936
Ansaldo STS SpA	10,934	110,784
Arnoldo Mondadori Editore SpA (I)	12,613	15,178
Ascopiave SpA	2,314	5,881
Astaldi SpA	4,499	38,038
Autogrill SpA (I)	9,730	94,251
Azimut Holding SpA	15,042	428,758
Banca Generali SpA	4,148	130,062
Banca IFIS SpA	1,301	27,148
Banca Popolare dell’Emilia Romagna SC (I)	28,867	251,058
Banca Popolare dell’Etruria e del Lazio SC (I)	13,061	8,188
Banca Popolare di Milano Scarl (I)	205,710	207,569
Banca Popolare di Sondrio Scarl	17,792	80,768
Banca Profilo SpA	24,032	9,755
Banco Popolare SC (I)	9,557	148,775
Biesse SpA	1,877	32,203
Brembo SpA	2,573	105,142
Buzzi Unicem SpA	4,611	69,043
Cairo Communication SpA	2,348	13,931
Cementir Holding SpA	6,150	46,047
CIR-Compagnie Industriali Riunite SpA (I)	39,165	45,589
Credito Emiliano SpA	9,474	82,295
Credito Valtellinese SC (I)	79,817	107,050
Danieli & C Officine Meccaniche SpA	2,311	57,477
Datalogic SpA	981	11,259
Davide Campari-Milano SpA	9,928	69,261
De’Longhi SpA	2,796	60,519
DeA Capital SpA (I)	4,665	9,276
DiaSorin SpA	2,304	101,204
Ei Towers SpA (I)	1,086	57,880
Engineering SpA	449	27,378
ERG SpA	6,865	89,687
Esprinet SpA	3,554	31,986
Eurotech SpA (I)	1,562	3,239
Falck Renewables SpA	20,060	25,896
Geox SpA (I)	8,390	32,442
Gruppo Editoriale L’Espresso SpA (I)	18,304	24,464
GTECH SpA	975	19,314
Hera SpA	62,355	146,347
IMMSI SpA (I)	6,756	4,698
Industria Macchine Automatiche SpA	235	11,057
Interpump Group SpA	6,839	111,250
Iren SpA	48,658	66,602
Italcementi SpA	8,870	70,681
Italmobiliare SpA	827	27,031
Juventus Football Club SpA (I)	23,150	6,458
Landi Renzo SpA (I)	3,939	4,214
Maire Tecnimont SpA (I)	10,323	28,658
MARR SpA	2,608	44,656
Piaggio & C SpA	17,916	54,595
Prysmian SpA	4,048	83,428
Recordati SpA	11,787	220,121
Reply SpA	376	36,722
Safilo Group SpA (I)	2,378	37,341
Salvatore Ferragamo SpA	165	5,279
Saras SpA (I)	23,795	41,343
Save SpA	841	11,582
Societa Cattolica di Assicurazioni SCRL	14,793	128,697
Societa Iniziative Autostradali e Servizi SpA	5,263	61,256
Sogefi SpA (I)	3,551	11,673
SOL SpA	2,802	22,731
Sorin SpA (I)	28,116	85,865
Trevi Finanziaria Industriale SpA	9,838	30,481
Unipol Gruppo Finanziario SpA	18,195	96,598
Vittoria Assicurazioni SpA	2,112	22,047
World Duty Free SpA (I)	4,187	45,024
Yoox SpA (I)	3,137	86,501
Zignago Vetro SpA	1,669	10,176
		4,535,367
Japan - 22.7%
Accordia Golf Company, Ltd.	7,900	75,828
Achilles Corp.	10,000	12,474
Adastria Holdings Company, Ltd.	1,810	50,026
ADEKA Corp.	8,700	112,369
Advan Company, Ltd.	500	6,354
Aeon Delight Company, Ltd.	200	4,782
Ai Holdings Corp.	3,400	62,013
Aica Kogyo Company, Ltd.	4,700	109,442
Aichi Corp.	3,200	16,199

The accompanying notes are an integral part of the financial statements.	124

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Aichi Steel Corp.	10,000	$47,457
Aida Engineering, Ltd.	4,500	51,602
Ain Pharmaciez, Inc.	400	15,844
Aiphone Company, Ltd.	1,300	19,974
Airport Facilities Company, Ltd.	1,200	6,731
Aisan Industry Company, Ltd.	2,500	21,508
Akebono Brake Industry Company, Ltd.	2,300	8,422
Alpen Company, Ltd.	1,700	26,600
Alpha Systems, Inc.	840	11,920
Alpine Electronics, Inc.	3,300	54,882
Amano Corp.	6,100	72,799
Anest Iwata Corp.	1,800	11,542
Anritsu Corp.	9,800	68,433
AOKI Holdings, Inc.	4,000	56,537
Aoyama Trading Company, Ltd.	700	22,854
Arcland Sakamoto Company, Ltd.	1,200	25,749
Arcs Company, Ltd.	3,125	74,991
Ariake Japan Company, Ltd.	1,900	65,225
Arisawa Manufacturing Company, Ltd.	2,900	24,846
Arrk Corp. (I)	4,200	4,759
As One Corp.	1,400	42,355
Asahi Company, Ltd.	1,500	15,490
Asahi Diamond Industrial Company, Ltd.	5,000	57,065
Asahi Holdings, Inc.	1,800	30,812
Asahi Intecc Company, Ltd.	800	55,832
Asahi Organic Chemicals
Industry Company, Ltd.	6,000	12,943
Asatsu-DK, Inc.	2,300	62,648
ASKA Pharmaceutical Company, Ltd.	1,600	15,973
Atom Corp.	2,000	13,089
Atsugi Company, Ltd.	12,000	11,896
Autobacs Seven Company, Ltd.	4,300	67,856
Avex Group Holdings, Inc.	3,400	54,232
Axell Corp.	100	1,315
Axial Retailing, Inc.	1,300	38,668
Bando Chemical Industries, Ltd.	5,000	19,328
Bank of the Ryukyus, Ltd.	3,000	43,023
Belc Company, Ltd.	800	23,198
Belluna Company, Ltd.	2,100	10,277
Bit-isle, Inc.	1,100	4,820
BML, Inc.	900	25,560
Bookoff Corp.	1,400	10,435
Broadleaf Company, Ltd.	500	9,778
Bunka Shutter Company, Ltd.	5,000	41,351
CAC Holdings Corp.	1,500	14,124
Calsonic Kansei Corp.	7,000	46,325
Can Do Company, Ltd.	900	11,816
Canon Electronics, Inc.	1,700	34,466
Capcom Company, Ltd.	1,600	31,785
Cawachi, Ltd.	1,400	24,381
Central Glass Co Ltd.	19,000	89,678
Chino Corp.	400	3,981
Chiyoda Company, Ltd.	2,600	58,551
Chiyoda Integre Company, Ltd.	800	19,324
Chofu Seisakusho Company, Ltd.	2,100	51,786
Chubu Shiryo Company, Ltd.	2,000	11,147
Chudenko Corp.	2,600	50,605
Chuetsu Pulp & Paper Company, Ltd.	5,000	9,961
Chugai Mining Company, Ltd. (I)	34,900	8,142
Chugai Ro Company, Ltd.	5,000	11,315
Chugoku Marine Paints, Ltd.	4,000	36,165
CKD Corp.	5,400	50,489
Clarion Company, Ltd. (L)	8,000	21,992
Cleanup Corp.	2,100	16,333
CMK Corp.	5,400	13,907
Coca-Cola West Company, Ltd.	600	9,914
Cocokara fine, Inc.	1,540	43,253
Colowide Company, Ltd. (L)	2,200	30,037
Conexio Corp.	1,900	17,136
COOKPAD, Inc.	400	18,269
Corona Corp.	300	2,896
Cosel Company, Ltd.	1,200	13,434
Cosmo Oil Company, Ltd. (I)	34,000	45,865
Dai Nippon Toryo Company, Ltd.	12,000	15,276
Dai-Dan Company, Ltd.	2,000	13,635
Daibiru Corp.	3,400	35,090
Daido Metal Company, Ltd.	3,000	31,227
Daidoh, Ltd.	2,000	8,569
Daifuku Company, Ltd.	6,500	85,803
Daihen Corp.	8,000	39,288
Daiichi Jitsugyo Company, Ltd.	4,000	20,075
Daiichikosho Company, Ltd.	1,100	34,169
Daiken Corp.	5,000	11,269
Daiken Medical Company, Ltd.	400	4,249
Daikoku Denki Company, Ltd.	800	11,561
Daikyo, Inc.	19,000	28,635
Dainichiseika Color & Chemicals
Manufacturing Company, Ltd.	7,000	35,953
Daio Paper Corp.	7,000	59,971
Daiseki Company, Ltd.	2,900	52,293
Daiso Company, Ltd.	7,000	24,456
Daisyo Corp.	800	9,373
Daiwa Industries, Ltd.	2,000	12,338
Daiwabo Holdings Company, Ltd.	17,000	27,309
DCM Japan Holdings Company, Ltd.	7,700	57,654
Denki Kogyo Company, Ltd.	5,000	23,727
Denyo Company, Ltd.	900	13,441
Descente, Ltd.	4,000	49,695
Doshisha Company, Ltd.	2,400	37,250
Doutor Nichires Holdings Company, Ltd.	2,900	48,562
Dr Ci:Labo Company, Ltd.	1,200	41,895
DTS Corp.	1,700	32,521
Dunlop Sports Company, Ltd.	1,300	13,135
Duskin Company, Ltd.	5,000	86,587
Dydo Drinco, Inc.	1,200	48,227
Eagle Industry Company, Ltd.	2,000	40,400
Edion Corp.	6,100	45,850
Eiken Chemical Company, Ltd.	1,400	22,967
Eizo Corp.	1,500	32,820
Elematec Corp.	700	17,235
En-Japan, Inc.	400	5,496
Enplas Corp.	100	4,000
EPS Company, Ltd.	1,800	21,280
ESPEC Corp.	1,600	15,983
Excel Company, Ltd.	900	9,621
Exedy Corp.	1,100	26,200
F@N Communications, Inc.	2,000	16,982
Fancl Corp.	2,600	33,174
FCC Company, Ltd.	2,800	43,638
FDK Corp. (I)	11,000	13,040
Feed One Holdings Company, Ltd.	15,040	14,277
Ferrotec Corp.	2,600	15,183
Fields Corp.	1,500	22,860
Financial Products Group Company, Ltd.	2,700	29,790
Foster Electric Company, Ltd.	2,100	52,315
FP Corp.	1,100	39,892

The accompanying notes are an integral part of the financial statements.	125

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
France Bed Holdings Company, Ltd.	11,000	$16,397
Fudo Tetra Corp.	10,800	21,357
Fuji Company, Ltd.	2,100	36,097
Fuji Corp., Ltd.	100	553
Fuji Electronics Company, Ltd.	800	9,993
Fuji Kyuko Company, Ltd.	1,000	9,415
Fuji Oil Company, Ltd.	4,400	14,216
Fuji Oil Company, Ltd.	5,800	92,438
Fuji Seal International, Inc.	1,700	47,218
Fuji Soft, Inc.	1,800	36,423
Fujibo Holdings, Inc.	7,000	17,417
Fujicco Company, Ltd.	2,000	32,356
Fujikura Kasei Company, Ltd.	2,000	9,156
Fujikura, Ltd.	15,000	65,649
Fujimi, Inc.	500	8,613
Fujimori Kogyo Company, Ltd.	1,100	32,572
Fujisash Company, Ltd. (I)	4,900	6,150
Fujitec Company, Ltd.	5,000	48,831
Fujitsu General, Ltd.	5,000	65,494
Fukushima Industries Corp.	1,200	17,810
Funai Electric Company, Ltd.	2,600	29,931
Funai Soken Holdings, Inc.	2,000	18,866
Furukawa Company, Ltd.	19,000	33,461
Furukawa Electric Company, Ltd.	7,000	11,796
Furuno Electric Company, Ltd.	2,400	23,221
Fuso Pharmaceutical Industries, Ltd.	5,000	12,927
Futaba Corp.	2,900	46,621
Futaba Industrial Company, Ltd.	3,400	15,803
Future Architect, Inc.	200	1,213
Fuyo General Lease Company, Ltd.	1,700	68,300
G-Tekt Corp.	600	5,418
Gakken Holdings Company, Ltd.	4,000	8,529
Gecoss Corp.	400	4,291
Geo Holdings Corp.	3,900	41,229
GLOBERIDE, Inc.	10,000	15,960
GMO Internet, Inc.	2,600	31,942
GMO Payment Gateway, Inc.	600	14,165
Godo Steel, Ltd.	16,000	23,918
Goldcrest Company, Ltd.	1,690	29,376
Goldwin, Inc.	5,000	33,976
Gulliver International Company, Ltd.	5,500	45,231
Gun-Ei Chemical Industry Company, Ltd.	4,000	11,147
Gunze, Ltd.	13,000	34,744
Hakuto Company, Ltd.	1,300	15,528
Hamakyorex Company, Ltd.	500	17,406
Hanwa Company, Ltd.	14,000	56,782
Happinet Corp.	1,000	11,902
Harima Chemicals Group, Inc.	2,000	7,850
Harmonic Drive Systems, Inc.	100	2,203
Hazama Ando Corp.	10,090	57,645
Heiwa Real Estate Company, Ltd.	2,800	39,313
Heiwado Company, Ltd.	2,000	45,784
Hibiya Engineering, Ltd.	1,500	19,805
Hiday Hidaka Corp.	1,180	29,773
Higashi Nihon House Company, Ltd.	1,000	4,549
Hioki EE Corp.	500	8,354
Hiramatsu, Inc.	300	1,587
Hisaka Works, Ltd.	2,000	17,460
Hitachi Koki Company, Ltd.	5,700	46,360
Hitachi Kokusai Electric, Inc.	4,000	53,587
Hitachi Transport System, Ltd.	2,200	33,273
Hitachi Zosen Corp.	13,600	70,101
Hodogaya Chemical Company, Ltd.	7,000	11,763
Hogy Medical Company, Ltd.	1,200	58,917
Hokkaido Gas Company, Ltd.	3,000	7,103
Hokkan Holdings, Ltd.	5,000	11,543
Hokuetsu Industries Company, Ltd.	2,000	16,233
Hokuetsu Kishu Paper Company, Ltd.	9,500	42,540
Hokuto Corp.	1,600	29,813
Honeys Company, Ltd.	1,350	11,811
Hoosiers Holdings Company, Ltd.	1,500	7,555
Horiba, Ltd.	2,500	95,509
Hosiden Corp.	4,400	24,276
Hosokawa Micron Corp.	3,000	15,616
IBJ Leasing Company, Ltd.	1,900	39,294
Ichikoh Industries, Ltd.	4,000	8,588
Ichiyoshi Securities Company, Ltd.	2,800	30,297
Icom, Inc.	500	12,016
Idec Corp.	2,500	21,799
Ihara Chemical Industry Company, Ltd.	3,400	49,721
Iino Kaiun Kaisha, Ltd.	5,200	27,506
Ikegami Tsushinki Company, Ltd. (L)	4,000	6,063
Ikyu Corp.	200	3,506
Imasen Electric Industrial	1,700	20,100
Imperial Hotel, Ltd.	200	4,254
Inaba Denki Sangyo Company, Ltd.	1,600	57,920
Inaba Seisakusho Company, Ltd.	200	2,278
Inabata & Company, Ltd.	5,100	50,799
Inageya Company, Ltd.	2,900	33,040
Ines Corp.	2,700	20,420
Intage Holdings, Inc.	1,600	27,485
Internet Initiative Japan, Inc.	2,400	39,676
Inui Warehouse Company, Ltd.	875	7,324
Iriso Electronics Company, Ltd.	200	14,006
Iseki & Company, Ltd.	12,000	22,976
Ishihara Sangyo Kaisha, Ltd. (I)	32,000	30,843
IT Holdings Corp.	6,500	118,519
Itochu Enex Company, Ltd.	5,900	48,633
Itochu-Shokuhin Company, Ltd.	600	21,112
Itoham Foods, Inc.	12,000	66,291
IwaiCosmo Holdings, Inc.	900	12,680
Iwatani Corp.	11,000	72,061
J-Oil Mills, Inc.	9,000	31,317
Jalux, Inc.	1,000	17,864
Jamco Corp.	100	3,047
Janome Sewing Machine Company, Ltd. (I)	12,000	13,361
Japan Communications, Inc. (I)(L)	6,000	24,665
Japan Digital Laboratory Company, Ltd.	1,500	19,720
Japan Drilling Company, Ltd.	400	13,157
Japan Pulp & Paper Company, Ltd.	6,000	16,224
Japan Radio Company, Ltd.	3,000	10,103
Japan Transcity Corp.	5,000	15,452
Japan Vilene Company, Ltd.	2,000	9,889
Japan Wool Textile Company, Ltd.	4,000	28,906
Jastec Company, Ltd.	400	2,979
JBCC Holdings, Inc.	1,900	12,374
Jin Company, Ltd.	800	27,703
JMS Company, Ltd.	1,000	2,455
Joshin Denki Company, Ltd.	3,000	23,803
Jowa Holdings Company, Ltd.	300	11,560
JSP Corp.	800	14,883
Juki Corp.	3,000	9,785
JVC Kenwood Corp.	9,070	27,896
K&O Energy Group, Inc.	1,500	18,727
kabu.com Securities Company, Ltd.	5,700	37,389
Kadokawa Dwango (I)	3,636	56,999

The accompanying notes are an integral part of the financial statements.	126

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Kaga Electronics Company, Ltd.	1,100	$13,408
Kameda Seika Company, Ltd.	1,000	40,660
Kamei Corp.	2,000	14,577
Kanamoto Company, Ltd.	2,400	69,079
Kandenko Company, Ltd.	7,000	40,598
Kanematsu Corp.	40,000	58,156
Kanematsu Electronics, Ltd.	1,300	19,300
Katakura Industries Company, Ltd.	2,100	21,489
Kato Sangyo Company, Ltd.	2,200	45,585
Kato Works Company, Ltd.	2,000	13,515
Kawai Musical Instruments
Manufacturing Company, Ltd.	600	11,777
Key Coffee, Inc.	800	12,058
Kimoto Company, Ltd.	3,000	7,282
Kinki Sharyo Company, Ltd. (I)	3,000	9,754
Kintetsu World Express, Inc.	1,300	58,432
Kinugawa Rubber Industrial Company, Ltd.	3,000	13,034
Kissei Pharmaceutical Company, Ltd.	3,000	93,669
Kitz Corp.	7,800	38,441
Koa Corp.	2,300	22,348
Koatsu Gas Kogyo Company, Ltd.	3,000	15,286
Koei Tecmo Holdings Company, Ltd.	1,300	19,281
Kohnan Shoji Company, Ltd.	1,800	20,158
Kohsoku Corp.	1,400	10,245
Kojima Company, Ltd.	3,000	8,366
Kokuyo Company, Ltd.	8,300	77,497
Komatsu Seiren Company, Ltd.	2,000	9,534
Komeri Company, Ltd.	700	16,484
Komori Corp.	6,300	80,153
Konishi Company, Ltd.	1,100	18,582
Kumagai Gumi Company, Ltd. (I)	3,000	9,350
Kumiai Chemical Industry Company, Ltd.	4,000	32,999
Kura Corp.	800	29,600
Kurabo Industries, Ltd.	16,000	28,089
Kureha Corp.	12,000	51,433
Kurimoto, Ltd.	10,000	19,053
Kuroda Electric Company, Ltd.	2,400	38,341
KYB Company, Ltd.	2,000	7,312
Kyodo Printing Company, Ltd.	8,000	24,530
Kyoei Steel, Ltd.	1,100	18,575
Kyokuto Kaihatsu Kogyo Company, Ltd.	900	10,189
Kyokuyo Company, Ltd.	7,000	16,567
Kyorin Company, Ltd.	3,100	74,110
Kyoritsu Maintenance Company, Ltd.	1,080	51,631
Kyosan Electric Manufacturing Company, Ltd.	2,000	6,312
Kyowa Exeo Corp.	6,700	71,851
Kyudenko Corp.	2,000	21,855
LEC, Inc.	700	8,349
Leopalace21 Corp. (I)	12,500	65,434
Life Corp.	2,700	47,223
Lintec Corp.	1,600	38,060
Lion Corp.	7,000	42,604
Macnica, Inc.	900	28,403
Maeda Corp.	10,000	72,495
Maeda Road Construction Company, Ltd.	4,000	64,843
Maezawa Kasei Industries Company, Ltd.	1,100	11,187
Maezawa Kyuso Industries Company, Ltd.	900	10,874
Makino Milling Machine Company, Ltd.	8,000	67,833
Mandom Corp.	1,400	51,231
Mani, Inc.	200	14,493
Mars Engineering Corp.	700	12,382
Marubun Corp.	200	1,319
Marudai Food Company, Ltd.	8,000	27,173
Maruha Nichiro Corp.	2,738	38,625
Marusan Securities Company, Ltd.	5,400	55,080
Maruwa Company, Ltd.	600	14,214
Marvelous, Inc.	500	6,993
Matsuda Sangyo Company, Ltd.	1,400	17,909
Matsumotokiyoshi Holdings Company, Ltd.	1,500	53,376
Matsuya Foods Company, Ltd.	700	14,048
Max Company, Ltd.	3,000	35,300
Megmilk Snow Brand Company, Ltd.	4,600	55,319
Meidensha Corp.	17,000	54,803
Meiji Shipping Company, Ltd.	2,000	6,241
Meiko Network Japan Company, Ltd.	3,000	32,218
Meitec Corp.	2,700	90,291
Meito Sangyo Company, Ltd.	900	8,863
Melco Holdings, Inc.	1,200	22,569
Message Company, Ltd.	700	21,151
Micronics Japan Company, Ltd.	600	17,458
Milbon Company, Ltd.	1,056	33,894
Mimasu Semiconductor Industry Company, Ltd.	1,400	15,198
Ministop Company, Ltd.	1,100	15,504
Mirait Holdings Corp.	5,440	60,864
Misawa Homes Company, Ltd.	2,000	17,435
Mitsuba Corp.	3,400	75,076
Mitsubishi Paper Mills, Ltd. (I)	26,000	18,588
Mitsubishi Pencil Company, Ltd.	1,600	59,310
Mitsubishi Steel Manufacturing Company, Ltd.	10,000	21,030
Mitsuboshi Belting Company, Ltd.	4,000	32,102
Mitsui Engineering &
Shipbuilding Company, Ltd.	29,000	49,444
Mitsui High-Tec, Inc.	2,200	16,529
Mitsui Home Company, Ltd.	3,000	12,890
Mitsui Matsushima Company, Ltd.	10,000	10,819
Mitsui Mining & Smelting Company, Ltd.	6,000	13,645
Mitsui Sugar Company, Ltd.	8,000	28,108
Mitsui-Soko Company, Ltd.	3,000	10,082
Mitsuuroko Holdings Company, Ltd.	3,200	14,827
Miura Company, Ltd.	3,000	33,793
Mizuno Corp.	7,000	36,502
Mochida Pharmaceutical Company, Ltd.	400	26,261
Monex Group, Inc.	12,300	32,852
MonotaRO Company, Ltd.	200	7,244
Morinaga & Company, Ltd.	14,000	49,167
Morinaga Milk Industry Company, Ltd.	14,000	53,141
Morita Holdings Corp.	3,000	28,148
Musashi Seimitsu Industry Company, Ltd.	1,800	38,047
Nachi-Fujikoshi Corp.	11,000	60,228
Nagaileben Company, Ltd.	1,800	32,843
Nagatanien Company, Ltd.	2,000	18,873
Nakamuraya Company, Ltd.	3,000	12,545
Nakanishi, Inc.	300	11,707
Nakayama Steel Works, Ltd. (I)	11,000	8,426
Namura Shipbuilding Company, Ltd.	1,152	10,861
NEC Leasing, Ltd.	800	12,720
NEC Networks & System Integration Corp.	2,700	54,324
NET One Systems Company, Ltd.	6,400	43,676
Neturen Company, Ltd.	2,300	16,991
Nice Holdings, Inc.	6,000	9,905
Nichi-iko Pharmaceutical Company, Ltd.	3,100	71,388
Nichias Corp.	7,000	40,374
Nichicon Corp.	4,600	42,863
Nichiden Corp.	700	15,732
Nichiha Corp.	1,600	18,723
Nichii Gakkan Company	3,200	28,218

The accompanying notes are an integral part of the financial statements.	127

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Nichirei Corp.	13,000	$72,830
Nichireki Company, Ltd.	2,000	17,474
Nifco, Inc.	1,000	34,471
Nihon Dempa Kogyo Company, Ltd.	1,800	15,770
Nihon Kagaku Sangyo Company, Ltd.	1,000	6,614
Nihon M&A Center, Inc.	2,400	82,706
Nihon Nohyaku Company, Ltd.	4,000	40,006
Nihon Parkerizing Company, Ltd.	8,000	96,772
Nihon Shokuhin Kako Company, Ltd.	2,000	6,204
Nihon Unisys, Ltd.	500	4,734
Nikkiso Company, Ltd.	5,100	45,614
Nippon Beet Sugar
Manufacturing Company, Ltd.	15,000	24,743
Nippon Carbon Company, Ltd.	6,000	18,689
Nippon Ceramic Company, Ltd.	1,400	19,371
Nippon Chemi-Con Corp. (I)	11,000	32,371
Nippon Chemical Industrial Company, Ltd.	7,000	16,050
Nippon Coke & Engineering Company, Ltd.	18,000	17,087
Nippon Denko Company, Ltd.	6,530	15,653
Nippon Densetsu Kogyo Company, Ltd.	4,300	63,994
Nippon Fine Chemical Company, Ltd.	800	6,100
Nippon Flour Mills Company, Ltd.	13,000	64,287
Nippon Gas Company, Ltd.	2,000	49,378
Nippon Hume Corp.	2,000	14,043
Nippon Kanzai Company, Ltd.	700	16,676
Nippon Koei Company, Ltd.	8,000	31,891
Nippon Konpo Unyu Soko Company, Ltd.	6,000	105,113
Nippon Koshuha Steel Company, Ltd.	8,000	7,450
Nippon Light Metal Holdings Company, Ltd.	43,000	63,687
Nippon Seiki Company, Ltd.	4,000	78,829
Nippon Sharyo, Ltd.	6,000	17,166
Nippon Sheet Glass Company, Ltd. (I)	11,000	10,784
Nippon Soda Company, Ltd.	14,000	81,239
Nippon Steel & Sumikin Bussan Corp.	9,720	33,568
Nippon Steel & Sumkin Texeng Company, Ltd.	5,000	23,603
Nippon Suisan Kaisha, Ltd.	15,600	47,328
Nippon Thompson Company, Ltd.	6,000	29,600
Nippon Valqua Industries, Ltd.	8,000	20,776
Nippon Yakin Kogyo Company, Ltd. (I)	10,000	19,716
Nipro Corp.	7,000	66,645
Nishi-Nippon Railroad Company, Ltd.	14,000	64,138
Nishimatsu Construction Company, Ltd.	29,000	102,684
Nishimatsuya Chain Company, Ltd.	5,100	44,956
Nishio Rent All Company, Ltd.	800	23,012
Nissei ASB Machine Company, Ltd.	500	10,343
Nissei Build Kogyo Company, Ltd.	4,000	9,854
Nisshin Fudosan Company	5,800	22,219
Nisshin Steel Holdings Company, Ltd.	1,560	19,472
Nisshinbo Industries, Inc.	4,000	38,381
Nissin Corp.	4,000	10,164
Nissin Electric Company, Ltd.	5,000	29,962
Nissin Kogyo Company, Ltd.	2,100	33,353
Nitta Corp.	2,300	62,583
Nittan Valve Company, Ltd.	1,200	3,526
Nittetsu Mining Company, Ltd.	6,000	22,199
Nitto Boseki Company, Ltd.	13,000	50,428
Nitto Kogyo Corp.	2,900	53,889
Nitto Kohki Company, Ltd.	1,000	18,015
Noevir Holdings Company, Ltd.	1,600	32,044
NOF Corp.	16,000	118,689
Nohmi Bosai, Ltd.	2,000	24,652
Nomura Company, Ltd.	3,200	30,138
Noritake Company, Ltd.	12,000	28,184
Noritsu Koki Company, Ltd.	1,900	11,008
Noritz Corp.	1,000	16,408
NS Solutions Corp.	1,500	46,209
NS United Kaiun Kaisha, Ltd.	8,000	19,413
NSD Company, Ltd.	2,090	30,823
Obara Corp.	1,400	79,054
Oenon Holdings, Inc.	6,000	10,993
Ohsho Food Service Corp.	700	24,978
Oiles Corp.	2,880	56,183
Okabe Company, Ltd.	3,900	36,002
Okamoto Industries, Inc.	7,000	26,760
Okamura Corp.	7,000	56,301
Okinawa Cellular Telephone Company	400	11,625
Okuma Corp.	6,000	55,641
Okumura Corp.	12,000	56,073
Okura Industrial Company, Ltd.	4,000	11,824
Okuwa Company, Ltd.	3,000	23,161
Onoken Company, Ltd.	1,500	13,103
Onward Holdings Company, Ltd.	2,000	13,951
Optex Company, Ltd.	1,200	24,550
Organo Corp.	3,000	13,434
Origin Electric Company, Ltd.	3,000	12,290
Osaka Steel Company, Ltd.	1,400	24,880
OSAKA Titanium Technologies Company, Ltd.	600	12,708
Osaki Electric Company, Ltd. (L)	3,000	19,739
OSG Corp.	2,600	50,563
Oyo Corp.	1,300	17,555
Pacific Industrial Company, Ltd.	3,400	27,786
Pacific Metals Company, Ltd. (I)	9,000	24,495
Pal Company, Ltd.	1,100	31,301
Panahome Corp.	7,000	48,402
Panasonic Electric Works Information
Systems Company, Ltd.	1,000	32,664
Parco Company, Ltd.	800	7,459
Paris Miki Holdings, Inc.	1,100	4,459
Penta-Ocean Construction Company, Ltd.	14,500	52,929
Pilot Corp.	1,600	89,973
Piolax, Inc.	700	28,510
Pioneer Corp. (I)	18,800	34,250
Plenus Company, Ltd.	1,900	35,256
Press Kogyo Company, Ltd.	7,000	28,328
Prima Meat Packers, Ltd.	10,000	27,859
Pronexus, Inc.	600	4,075
Proto Corp.	200	3,241
Raito Kogyo Company, Ltd.	4,200	34,350
Relo Holdings, Inc.	200	17,694
Rengo Company, Ltd.	16,000	67,748
Ricoh Leasing Company, Ltd.	2,100	62,317
Riken Corp.	9,000	35,568
Riken Keiki Company, Ltd.	1,300	15,112
Riken Technos Corp.	3,000	10,906
Riken Vitamin Company, Ltd.	700	23,997
Ringer Hut Company, Ltd.	100	1,776
Riso Kagaku Corp.	800	13,188
Rock Field Company, Ltd.	1,000	21,524
Rohto Pharmaceutical Company, Ltd.	200	2,843
Round One Corp.	3,800	21,548
Royal Holdings Company, Ltd.	2,300	43,048
Ryobi, Ltd.	16,000	46,962
Ryoden Trading Company, Ltd.	3,000	21,005
Ryosan Company, Ltd.	2,600	63,824
Ryoyo Electro Corp.	1,600	20,390
S Foods, Inc.	500	9,193

The accompanying notes are an integral part of the financial statements.	128

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Sac’s Bar Holdings, Inc.	600	$9,648
Saibu Gas Company, Ltd.	19,000	42,700
Saizeriya Company, Ltd.	2,100	40,591
Sakai Chemical Industry Company, Ltd.	9,000	29,272
Sakata Inx Corp.	3,100	29,104
Sakata Seed Corp.	2,900	47,191
Sala Corp.	1,500	7,265
San-A Company, Ltd.	1,400	53,090
San-Ai Oil Company, Ltd.	5,000	32,402
Sangetsu Company, Ltd.	6,800	102,801
Sanken Electric Company, Ltd.	12,000	82,907
Sanki Engineering Company, Ltd.	4,000	30,960
Sanko Marketing Foods Company, Ltd.	200	1,542
Sankyo Seiko Company, Ltd.	3,200	13,148
Sankyo Tateyama, Inc.	2,200	42,491
Sankyu, Inc.	13,000	56,546
Sanshin Electronics Company, Ltd.	2,600	21,485
Sanyo Chemical Industries, Ltd.	6,000	47,165
Sanyo Denki Company, Ltd.	3,000	21,350
Sanyo Electric Railway Company, Ltd.	2,000	7,860
Sanyo Shokai, Ltd.	7,000	17,986
Sanyo Special Steel Company, Ltd.	10,000	41,870
Sapporo Holdings, Ltd.	18,000	71,219
Sato Holdings Corp.	1,700	38,547
Sato Restaurant Systems Company, Ltd.	500	4,426
Screen Holdings Company, Ltd.	12,000	90,779
Seikitokyu Kogyo Company, Ltd.	1,600	6,893
Seiko Holdings Corp.	7,000	35,288
Seiren Company, Ltd.	5,200	46,494
Sekisui Jushi Corp.	3,000	39,945
Sekisui Plastics Company, Ltd.	5,000	18,274
Senko Company, Ltd.	9,000	58,309
Senshu Ikeda Holdings, Inc.	5,400	25,642
Senshukai Company, Ltd.	4,400	31,878
Seria Company, Ltd.	1,300	47,027
Shibuya Kogyo Company, Ltd.	800	15,469
Shikibo, Ltd.	11,000	10,998
Shikoku Chemicals Corp.	3,000	23,984
Shima Seiki Manufacturing, Ltd.	2,300	39,157
Shimachu Company, Ltd.	3,800	100,244
Shin-Etsu Polymer Company, Ltd.	3,000	14,158
Shinagawa Refractories Company, Ltd.	6,000	14,573
Shindengen Electric
Manufacturing Company, Ltd.	5,000	24,931
Shinkawa, Ltd. (I)	1,500	9,512
Shinko Electric Industries Company, Ltd.	5,100	36,218
Shinko Plantech Company, Ltd.	3,300	24,327
Shinko Shoji Company, Ltd.	2,700	27,314
Shinmaywa Industries, Ltd.	9,000	95,406
Ship Healthcare Holdings, Inc.	2,600	59,354
Shizuoka Gas Company, Ltd.	4,500	29,788
Shochiku Company, Ltd.	1,000	9,393
Showa Corp.	3,500	35,329
Showa Sangyo Company, Ltd.	7,000	26,940
Siix Corp.	1,600	39,877
Sinanen Company, Ltd.	4,000	15,185
Sinko Industries, Ltd.	200	2,131
Sintokogio, Ltd.	4,600	35,502
SMK Corp.	6,000	26,085
SMS Company, Ltd.	1,600	21,345
Sogo Medical Company, Ltd.	600	16,886
ST Corp.	1,100	9,354
St. Marc Holdings Company, Ltd.	1,400	47,581
Star Micronics Company, Ltd.	2,600	36,477
Starzen Company, Ltd.	6,000	19,032
Stella Chemifa Corp.	800	9,017
Suminoe Textile Company, Ltd.	5,000	12,758
Sumitomo Bakelite Company, Ltd.	10,000	44,473
Sumitomo Densetsu Company, Ltd.	1,300	14,759
Sumitomo Mitsui Construction Company, Ltd.	30,000	41,386
Sumitomo Osaka Cement Company, Ltd.	16,000	49,150
Sumitomo Real Estate Sales Company, Ltd.	200	5,433
Sumitomo Riko Company, Ltd.	2,400	21,034
Sumitomo Seika Chemicals Company, Ltd.	4,000	28,454
SWCC Showa Holdings Company, Ltd.	24,000	18,543
Systena Corp.	100	747
T Hasegawa Company, Ltd.	1,600	23,592
T-Gaia Corp.	300	3,968
Tabuchi Electric Company, Ltd.	2,000	22,853
Tachi-S Company, Ltd.	1,900	26,639
Tachibana Eletech Company, Ltd.	360	4,506
Taihei Dengyo Kaisha, Ltd.	3,000	21,630
Taiho Kogyo Company, Ltd.	2,500	29,380
Taikisha, Ltd.	2,100	52,260
Taisei Lamick Company, Ltd.	500	11,551
Taiyo Ink Manufacturing Company, Ltd.	1,300	45,675
Taiyo Yuden Company, Ltd.	7,400	107,912
Takamatsu Construction Group Company, Ltd.	1,500	32,059
Takaoka Toko Company, Ltd.	700	9,516
Takara Leben Company, Ltd.	6,300	33,740
Takara Standard Company, Ltd.	7,000	59,206
Takasago International Corp.	6,000	27,210
Takasago Thermal Engineering Company, Ltd.	5,700	71,125
Take And Give Needs Company, Ltd.	200	1,506
Takeei Corp.	700	5,883
Takeuchi Manufacturing Company, Ltd.	300	13,556
Takihyo Company, Ltd.	3,000	11,550
Takiron Company, Ltd.	3,000	13,075
Takuma Company, Ltd.	6,000	46,996
Tamron Company, Ltd.	1,500	32,274
Tamura Corp.	7,000	25,723
Tatsuta Electric Wire and Cable Company, Ltd.	4,200	17,754
Teikoku Sen-I Company, Ltd.	2,000	29,012
Tenma Corp.	1,000	15,932
The Aichi Bank, Ltd.	900	45,949
The Akita Bank, Ltd.	15,000	45,829
The Aomori Bank, Ltd.	15,000	48,320
The Awa Bank, Ltd.	5,000	28,326
The Bank of Iwate, Ltd.	1,400	60,558
The Bank of Nagoya, Ltd. (L)	17,000	56,327
The Bank of Okinawa, Ltd.	2,100	88,202
The Bank of Saga, Ltd.	10,000	25,194
The Chiba Kogyo Bank, Ltd.	3,200	21,324
The Chukyo Bank, Ltd.	9,000	15,369
The Daisan Bank, Ltd.	17,000	26,741
The Daishi Bank, Ltd.	27,000	95,019
The Ehime Bank, Ltd.	13,000	25,974
The Eighteenth Bank, Ltd.	10,000	30,337
The Fukui Bank, Ltd.	18,000	39,145
The Fukushima Bank, Ltd.	21,000	15,541
The Higashi-Nippon Bank, Ltd.	9,000	28,287
The Higo Bank, Ltd.	5,000	30,637
The Hokkoku Bank, Ltd.	5,000	17,424
The Hokuetsu Bank, Ltd.	21,000	40,934
The Hyakugo Bank, Ltd.	20,000	92,746
The Hyakujushi Bank, Ltd.	21,000	69,339

The accompanying notes are an integral part of the financial statements.	129

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
The Japan Steel Works, Ltd.	9,000	$37,836
The Juroku Bank, Ltd.	6,000	22,017
The Kagoshima Bank, Ltd.	2,000	13,593
The Kita-Nippon Bank, Ltd.	700	20,444
The Kiyo Bank, Ltd.	5,300	73,752
The Michinoku Bank, Ltd.	14,000	23,806
The Minato Bank, Ltd.	16,000	37,051
The Miyazaki Bank, Ltd.	14,000	53,240
The Musashino Bank, Ltd.	3,800	127,452
The Nagano Bank, Ltd.	8,000	13,125
The Nippon Road Company, Ltd.	7,000	35,077
The Nippon Signal Company, Ltd.	2,700	26,333
The Nippon Synthetic Chemical
Industry Company, Ltd.	3,000	19,910
The Nisshin Oillio Group, Ltd.	13,000	48,270
The Ogaki Kyoritsu Bank, Ltd.	27,000	85,371
The Oita Bank, Ltd.	12,000	46,595
The Okinawa Electric Power Company, Inc.	1,300	46,934
The Pack Corp.	1,300	28,032
The San-In Godo Bank, Ltd.	8,000	66,041
The Shibusawa Warehouse Company, Ltd.	5,000	14,282
The Shiga Bank, Ltd.	7,000	34,943
The Shikoku Bank, Ltd.	15,000	30,838
The Shimizu Bank, Ltd.	900	22,731
The Sumitomo Warehouse Company, Ltd.	14,048	77,753
The Tochigi Bank, Ltd.	8,000	41,268
The Toho Bank, Ltd.	18,000	74,074
The Tohoku Bank, Ltd.	4,000	5,530
The Tottori Bank, Ltd.	4,000	8,492
The Towa Bank, Ltd.	21,000	17,292
The Tsukuba Bank, Ltd.	5,700	18,426
The Yamagata Bank, Ltd.	16,000	67,826
The Yamanashi Chuo Bank, Ltd.	13,000	56,951
Tigers Polymer Corp.	1,000	6,900
TKC Corp.	1,500	29,997
Toa Corp.	1,400	13,502
Toa Corp.	22,000	36,572
Toagosei Company, Ltd.	18,000	82,106
Tobishima Corp. (I)	7,200	14,476
TOC Company, Ltd.	5,400	42,328
Tocalo Company, Ltd.	1,300	24,347
Toda Corp.	17,000	71,667
Toda Kogyo Corp.	3,000	10,786
Toei Company, Ltd.	5,000	37,148
Toenec Corp.	3,000	14,436
Toho Company, Ltd.	3,000	10,890
Toho Holdings Company, Ltd.	3,200	54,079
Toho Zinc Company, Ltd.	10,000	31,498
Tokai Carbon Company, Ltd.	17,000	47,759
Tokai Holdings Corp.	4,000	17,347
Token Corp.	810	40,715
Tokushu Tokai Holdings Company, Ltd.	15,000	34,176
Tokuyama Corp. (I)	23,000	48,195
Tokyo Dome Corp.	11,000	46,663
Tokyo Energy & Systems, Inc.	2,000	16,481
Tokyo Keiki, Inc.	5,000	11,068
Tokyo Ohka Kogyo Company, Ltd.	3,400	109,852
Tokyo Rakutenchi Company, Ltd.	2,000	8,197
Tokyo Seimitsu Company, Ltd.	2,600	59,544
Tokyo Steel Manufacturing Company, Ltd.	2,600	17,389
Tokyo Tekko Company, Ltd.	4,000	15,978
Tokyo Theatres Company, Inc.	9,000	10,416
Tokyo TY Financial Group, Inc. (I)	2,336	62,603
Tomato Bank, Ltd.	11,000	18,399
Tomen Devices Corp.	200	3,171
Tomoe Corp.	2,200	8,193
Tomoe Engineering Company, Ltd.	800	11,967
Tomoku Company, Ltd.	6,000	14,127
TOMONY Holdings, Inc.	15,000	67,843
Tomy Company, Ltd.	4,500	26,750
Tonami Holdings Company, Ltd.	6,000	21,796
Toppan Forms Company, Ltd.	5,600	63,438
Topre Corp.	4,300	67,130
Topy Industries, Ltd.	18,000	41,745
Toridoll.corp	1,400	19,428
Torigoe Company, Ltd.	2,300	13,655
Torii Pharmaceutical Company, Ltd.	1,100	29,338
Torishima Pump Manufacturing Company, Ltd.	900	6,626
Tosei Corp.	1,300	8,451
Toshiba Machine Company, Ltd.	8,000	33,679
Toshiba Plant Systems & Services Corp.	2,000	27,555
Tosho Printing Company, Ltd.	3,000	8,417
Totetsu Kogyo Company, Ltd.	2,200	49,083
Towa Corp.	2,200	12,436
Towa Pharmaceutical Company, Ltd.	700	40,017
Toyo Corp.	2,300	21,993
Toyo Denki Seizo - Toyo Electric
Manufacturing Company, Ltd.	3,000	10,672
Toyo Ink SC Holdings Company, Ltd.	15,000	70,185
Toyo Kanetsu KK	4,000	7,584
Toyo Kohan Company, Ltd.	4,000	18,258
Toyo Securities Company, Ltd.	6,000	18,551
Toyo Tanso Company, Ltd.	1,000	18,551
Toyo Wharf & Warehouse Company, Ltd.	6,000	10,080
Toyobo Company, Ltd.	32,936	44,407
TPR Company, Ltd.	1,400	37,476
Trancom Company, Ltd.	600	26,287
Transcosmos, Inc.	2,300	48,425
Trusco Nakayama Corp.	2,500	78,244
TSI Holdings Company, Ltd.	9,970	67,200
Tsubakimoto Chain Company	8,000	66,628
Tsugami Corp.	6,000	38,379
Tsukishima Kikai Company, Ltd.	2,000	20,589
Tsukui Corp.	600	4,547
Tsumura & Company	3,800	93,846
Tsurumi Manufacturing Company, Ltd.	1,000	14,210
Tsutsumi Jewelry Company, Ltd.	700	17,197
U-Shin, Ltd.	2,300	15,091
UACJ Corp.	19,034	52,319
Uchida Yoko Company, Ltd.	4,000	12,249
Ulvac, Inc. (I)	2,900	44,564
Uniden Corp.	9,000	16,492
Union Tool Company	700	20,005
Unipres Corp.	2,600	53,022
United Arrows, Ltd.	2,100	62,332
United Super Markets Holdings, Inc. (I)	4,200	37,330
Universal Entertainment Corp.	600	9,803
UNY Group Holdings Company, Ltd.	6,000	33,621
Usen Corp. (I)	3,300	9,868
Valor Company, Ltd.	4,000	86,371
Vital KSK Holdings, Inc.	3,500	26,630
VT Holdings Company, Ltd.	1,500	6,569
Wacoal Holdings Corp.	5,000	56,200
Wacom Company, Ltd. (L)	9,300	44,799
Wakachiku Construction Company, Ltd.	9,000	13,909
Wakita & Company, Ltd.	2,000	19,426

The accompanying notes are an integral part of the financial statements.	130

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Warabeya Nichiyo Company, Ltd.	900	$16,737
Watabe Wedding Corp.	1,100	4,634
WATAMI Company, Ltd. (I)(L)	2,300	22,724
Welcia Holdings Company, Ltd.	900	33,603
West Holdings Corp.	1,300	11,449
Xebio Company, Ltd.	1,500	26,029
Yahagi Construction Company, Ltd.	2,000	13,181
Yaizu Suisankagaku Industry Company, Ltd.	1,100	9,456
Yamabiko Corp.	600	26,855
Yamazen Corp.	3,900	31,968
Yaoko Company, Ltd.	600	22,476
Yasuda Logistics Corp.	1,400	11,749
Yellow Hat, Ltd.	1,000	21,364
Yodogawa Steel Works, Ltd.	10,000	39,598
Yokogawa Bridge Holdings Corp.	3,000	32,257
Yokohama Reito Company, Ltd.	4,000	27,785
Yokowo Company, Ltd.	2,000	11,729
Yomeishu Seizo Company, Ltd.	1,000	8,320
Yomiuri Land Company, Ltd.	2,000	7,712
Yondenko Corp.	3,000	12,073
Yondoshi Holdings, Inc.	1,700	32,487
Yorozu Corp.	800	16,801
Yoshinoya Holdings Company, Ltd.	2,100	22,901
Yuasa Trading Company, Ltd.	1,600	33,459
Yuki Gosei Kogyo Company, Ltd.	2,000	4,701
Yumeshin Holdings Company, Ltd.	2,200	16,353
Yurtec Corp.	4,000	26,681
Yusen Logistics Company, Ltd.	1,200	14,866
Yushiro Chemical Industry Company, Ltd.	1,100	13,868
Zenrin Company, Ltd.	2,100	25,887
Zensho Holdings Company, Ltd. (L)	4,900	47,464
ZERIA Pharmaceutical Company, Ltd.	2,200	36,739
		24,469,437
Jersey, Channel Islands - 0.1%
Centamin PLC	88,755	75,499
Petra Diamonds, Ltd. (I)	21,255	57,286
Phoenix Group Holdings	891	10,719
		143,504
Liechtenstein - 0.1%
Liechtensteinische Landesbank AG	1,361	53,247
VP Bank AG	397	32,288
		85,535
Luxembourg - 0.5%
APERAM SA (I)	3,189	127,921
Eurofins Scientific SE	651	175,215
Regus PLC	59,952	193,736
		496,872
Malta - 0.1%
Unibet Group PLC	1,362	74,707
		74,707
Mongolia - 0.0%
Mongolian Mining Corp. (I)	346,000	12,456
		12,456
Netherlands - 1.9%
Aalberts Industries NV	9,501	299,019
Accell Group	1,666	31,013
AMG Advanced Metallurgical Group NV (I)	3,085	29,627
Amsterdam Commodities NV	1,575	42,824
Arcadis NV	6,584	211,444
ASM International NV	5,593	257,864
Atrium European Real Estate, Ltd. (I)	375	1,752
BE Semiconductor Industries NV	1,355	43,312
Beter Bed Holding NV	1,056	23,142
BinckBank NV	4,478	36,386
Brunel International NV	2,022	38,678
Corbion NV	3,388	64,272
Delta Lloyd NV	3,118	58,671
Fugro NV	383	0
Grontmij (I)	5,995	24,070
Heijmans NV	2,023	27,215
Innoconcepts NV (I)	10,527	0
KAS Bank NV	330	4,358
Kendrion NV	654	20,360
Koninklijke BAM Groep NV	20,732	92,355
Koninklijke Ten Cate NV	2,622	59,190
Koninklijke Wessanen NV	5,830	38,693
Macintosh Retail Group NV (I)	454	1,303
Ordina NV (I)	5,537	10,498
PostNL NV (I)	15,152	64,370
Royal Imtech NV (I)	1,467	8,415
SBM Offshore NV (I)	9,898	123,024
Sligro Food Group NV	2,169	86,078
SNS REAAL NV (I)	16,603	0
Telegraaf Media Groep NV (I)	3,529	20,279
TKH Group NV	3,030	107,395
TNT Express NV	18,214	115,691
TomTom NV (I)	8,528	65,292
USG People NV	6,577	90,952
		2,097,542
New Zealand - 1.2%
Air New Zealand, Ltd.	49,117	99,905
Chorus, Ltd. (I)	17,681	37,703
Ebos Group, Ltd.	3,359	26,848
Fisher & Paykel Healthcare Corp., Ltd.	42,660	209,702
Freightways, Ltd.	9,567	44,834
Infratil, Ltd.	66,634	158,347
Kathmandu Holdings, Ltd.	4,554	4,696
Mainfreight, Ltd.	7,268	84,000
New Zealand Oil & Gas, Ltd.	38,161	16,107
New Zealand Refining Company, Ltd. (I)	17,531	34,060
Nuplex Industries, Ltd.	40,972	97,872
PGG Wrightson, Ltd.	8,197	2,970
Pike River Coal, Ltd. (I)	21,968	0
Port of Tauranga, Ltd.	5,763	72,953
Ryman Healthcare, Ltd.	24,254	141,941
Sky Network Television, Ltd.	18,776	82,848
SKYCITY Entertainment Group, Ltd.	45,397	138,945
Tower, Ltd.	12,717	22,061
Trade Me Group, Ltd.	14,357	39,653
Warehouse Group, Ltd.	9,894	19,668
Xero, Ltd. (I)	350	6,280
		1,341,393
Norway - 0.8%
ABG Sundal Collier Holding ASA (I)	13,972	11,055
American Shipping ASA	1,661	6,885
Atea ASA	9,883	111,281
Austevoll Seafood ASA	7,284	38,836
Bonheur ASA	1,100	8,120
BW Offshore, Ltd.	30,800	21,268
Det Norske Oljeselskap ASA (I)	1,725	9,485
DOF ASA (I)	1,335	1,373

The accompanying notes are an integral part of the financial statements.	131

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Norway (continued)
Dolphin Group AS (I)	15,125	$3,271
Ekornes ASA	207	2,519
Electromagnetic GeoServices ASA (I)	3,160	1,328
Eltek ASA	22,000	32,072
Farstad Shipping ASA	390	1,646
Ganger Rolf ASA	700	5,127
Hexagon Composites ASA	3,589	11,133
Kongsberg Automotive ASA (I)	29,400	21,630
Kvaerner ASA	11,623	8,630
Leroy Seafood Group ASA	1,055	30,706
Nordic Semiconductor ASA (I)	15,946	102,091
Norwegian Air Shuttle ASA (I)(L)	2,907	86,578
Opera Software ASA	6,623	53,097
REC Silicon ASA (I)	135,975	39,431
Sevan Marine ASA	2,068	4,766
Siem Offshore, Inc.	20,000	4,636
Solstad Offshore ASA	2,340	13,930
SpareBank 1 SMN	3,890	28,711
Tomra Systems ASA	13,184	110,812
Vard Holdings, Ltd. (I)	26,000	8,886
Veidekke ASA	6,400	75,128
Wilh Wilhelmsen ASA	3,110	18,497
Wilh Wilhelmsen Holding ASA, Class A (L)	1,300	25,490
		898,418
Peru - 0.0%
Hochschild Mining PLC (I)	12,022	15,803
		15,803
Portugal - 0.6%
Altri SGPS SA	26,263	112,239
Banco BPI SA (I)	23,984	36,684
Mota-Engil SGPS SA	5,366	19,815
NOS SGPS	17,437	126,371
Portucel SA	28,126	125,717
REN - Redes Energeticas Nacionais SGPS SA	12,164	35,730
Semapa-Sociedade de Investimento e Gestao	5,253	70,117
Sonae SGPS SA	50,046	76,134
Teixeira Duarte SA	21,736	17,780
		620,587
Singapore - 1.0%
ASL Marine Holdings, Ltd.	19,600	5,770
Banyan Tree Holdings, Ltd.	54,000	20,285
Biosensors International Group, Ltd. (I)	63,000	34,897
Boustead Singapore, Ltd.	10,000	12,380
Bukit Sembawang Estates, Ltd.	16,000	60,962
Cape PLC	836	3,099
China Aviation Oil Singapore Corp., Ltd.	14,400	8,761
China Merchants Holdings Pacific, Ltd.	50,000	38,230
Chip Eng Seng Corp., Ltd.	33,000	23,296
Cosco Corp. Singapore, Ltd.	80,000	29,369
Creative Technology, Ltd.	6,650	6,744
CSE Global, Ltd.	34,000	13,731
Ezion Holdings, Ltd.	101,000	78,842
Ezra Holdings, Ltd. (I)	102,336	31,208
Far East Orchard, Ltd.	5,000	6,087
Food Empire Holdings, Ltd.	43,200	8,668
Gallant Venture, Ltd. (I)	71,000	12,683
GMG Global, Ltd.	46,000	2,341
GuocoLeisure, Ltd.	19,000	12,702
Ho Bee Land, Ltd.	18,000	28,202
Hong Fok Corp., Ltd.	48,000	31,044
Hong Leong Asia, Ltd.	13,000	12,493
HTL International Holdings, Ltd.	34,000	6,318
Hyflux, Ltd.	24,000	15,976
Indofood Agri Resources, Ltd.	25,000	13,453
Metro Holdings, Ltd.	31,600	22,308
Midas Holdings, Ltd.	86,000	18,754
OSIM International, Ltd.	30,000	42,804
Otto Marine, Ltd.	144,000	3,254
Petra Foods, Ltd.	30,700	85,434
Rotary Engineering, Ltd.	22,000	8,702
SBS Transit, Ltd.	5,000	6,221
Sinarmas Land, Ltd.	94,200	52,178
Stamford Land Corp., Ltd	59,000	23,835
SunVic Chemical Holdings, Ltd. (I)	26,000	8,144
Super Group, Ltd.	45,000	48,740
Swiber Holdings, Ltd.	30,000	3,656
Tat Hong Holdings, Ltd.	31,000	15,130
United Engineers, Ltd.	38,000	75,536
United Engineers, Ltd.	11,000	13,246
UOB-Kay Hian Holdings, Ltd.	32,345	34,998
Venture Corp., Ltd.	1,900	11,825
Wing Tai Holdings, Ltd.	21,205	29,665
XP Power, Ltd.	482	0
Yeo Hiap Seng, Ltd.	1,104	1,344
Yongnam Holdings, Ltd.	87,000	8,847
		1,032,162
South Africa - 0.0%
Lonmin PLC (I)	2,646	4,601
Mota-Engil Africa NV (I)	471	3,938
		8,539
Spain - 2.0%
Abengoa SA	3,012	11,749
Abengoa SA, B Shares	20,456	74,129
Acciona SA (I)	486	37,430
Acerinox SA	8,479	142,619
Adveo Group International SA	702	10,485
Almirall SA	5,019	92,254
Atresmedia Corp de Medios
de Comunicacion SA	3,644	55,124
Bolsas y Mercados Espanoles SA	5,350	238,252
Caja de Ahorros del Mediterraneo (I)	5,428	0
Cie Automotive SA	754	11,213
Construcciones y Auxiliar de Ferrocarriles SA	117	38,900
Dinamia Capital Privado Sociedad de
Capital Riesgo SA	1,181	10,348
Duro Felguera SA	5,568	21,946
Ebro Foods SA	6,186	115,361
Elecnor SA	2,026	19,782
Ence Energia y Celulosa SA	9,506	34,915
Faes Farma SA	18,754	47,597
Fluidra SA (I)	3,227	11,136
Gamesa Corp. Tecnologica SA (I)	12,762	160,718
Grupo Catalana Occidente SA	2,531	75,779
Indra Sistemas SA	7,450	87,322
Laboratorios Farmaceuticos Rovi SA	1,750	30,593
Mediaset Espana Comunicacion SA (I)	7,779	97,383
Melia Hotels International SA	3,488	42,995
NH Hotel Group SA (I)	5,065	27,657
Obrascon Huarte Lain SA	1,426	30,348
Papeles y Cartones de Europa SA	4,499	24,392
Pescanova SA (I)	1,602	0
Promotora de Informaciones SA, Class A (I)	27,931	8,952
Prosegur Cia de Seguridad SA	5,352	30,479

The accompanying notes are an integral part of the financial statements.	132

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Spain (continued)
Sacyr SA (I)	13,265	$55,663
Tecnicas Reunidas SA	2,764	116,015
Tubacex SA	6,252	19,971
Tubos Reunidos SA (L)	9,106	17,499
Vidrala SA	1,867	90,852
Viscofan SA	3,696	225,819
Vocento SA (I)(L)	9,411	19,798
Zeltia SA (I)	13,550	58,810
		2,194,285
Sweden - 3.1%
AAK AB	4,167	233,925
Acando AB	6,279	10,853
AddTech AB, B Shares	6,930	92,114
AF AB, B Shares	6,380	88,847
Avanza Bank Holding AB	1,104	38,525
Axfood AB	623	32,915
B&B Tools AB, B Shares	3,490	57,038
BE Group AB (I)	4,723	1,826
Beijer Alma AB	283	6,341
Beijer Ref AB	2,250	40,738
Betsson AB (I)	2,976	111,769
Bilia AB, A Shares	1,720	61,767
BillerudKorsnas AB	16,111	259,493
BioGaia AB, B Shares	555	12,707
Bure Equity AB	5,458	31,348
Byggmax Group AB	589	4,090
Castellum AB	6,802	102,793
Clas Ohlson AB, B Shares	3,185	51,810
Cloetta AB, B Shares (I)	2,034	5,961
Concordia Maritime AB, B Shares (I)	2,200	3,700
Duni AB	4,343	62,491
East Capital Explorer AB (I)	3,589	23,562
Enea AB (I)	1,999	21,170
Eniro AB (I)	39,984	8,761
Fabege AB	6,102	87,438
Fagerhult AB (I)	1,365	21,571
Fastighets AB Balder, B Shares (I)	2,585	43,695
Haldex AB	3,364	50,709
Hexpol AB	110	11,076
HIQ International AB (I)	3,756	19,140
Holmen AB, B Shares	4,455	150,290
Industrial & Financial Systems, B Shares	1,542	50,282
Indutrade AB	1,973	90,321
Intrum Justitia AB	6,104	171,245
JM AB	8,981	298,645
KappAhl AB	2,691	12,415
Kungsleden AB	10,626	82,174
Lindab International AB (I)	6,008	51,066
Loomis AB, B Shares	4,564	139,781
Mekonomen AB	2,150	56,775
Munksjo OYJ (I)	33	419
NCC AB, B Shares	1,319	43,644
Net Entertainment NE AB, B Shares (I)	105	3,604
Net Insight AB, B Shares (I)	40,297	13,888
New Wave Group AB, B Shares	4,353	21,417
Nibe Industrier AB, B Shares	7,047	175,223
Nobia AB	10,144	89,595
Nolato AB, B Shares	216	0
OEM International AB, B Shares	1,799	22,814
Peab AB	14,016	110,509
Proffice AB, B Shares	6,320	17,306
Saab AB, B Shares	46	1,230
SAS AB (I)(L)	13,979	26,442
SkiStar AB	222	2,747
SSAB AB, A Shares (I)	882	4,355
Sweco AB, B Shares	3,557	45,642
Swedish Orphan Biovitrum AB (I)	3,114	32,837
TradeDoubler AB (L)	4,887	4,284
Wihlborgs Fastigheter AB	3,088	59,695
		3,376,818
Switzerland - 4.7%
AFG Arbonia-Forster Holding AG (I)	748	14,930
Allreal Holding AG (I)	841	122,863
Alpiq Holding AG (I)	155	12,489
APG SGA SA	88	33,474
Ascom Holding AG	3,277	56,292
Autoneum Holding AG (I)	263	58,153
Bachem Holding AG (I)	14	750
Bank Coop AG	1,272	56,860
Banque Cantonale Vaudoise	20	11,466
Belimo Holding AG	21	45,579
Bell AG	9	23,202
Berner Kantonalbank AG	285	60,315
BKW AG	294	10,245
Bobst Group SA	632	24,815
Bossard Holding AG (I)	578	68,546
Bucher Industries AG	547	131,727
Burckhardt Compression Holding AG	263	101,226
Burkhalter Holding AG	218	23,489
Calida Holding AG (I)	285	11,869
Charles Voegele Holding AG (I)	998	13,053
Cicor Technologies (I)	277	10,017
Coltene Holding AG	170	13,071
Conzzeta AG	1	3,653
Daetwyler Holding AG	654	91,265
Edmond de Rothschild Suisse SA	1	14,379
EFG International AG (I)	4,687	57,794
Emmi AG (I)	226	78,112
Energiedienst Holding AG	559	16,921
Ferrexpo PLC	5,662	5,311
Flughafen Zuerich AG	293	230,531
Forbo Holding AG (I)	123	145,962
GAM Holding AG (I)	14,176	294,001
Gategroup Holding AG (I)	846	28,549
Georg Fischer AG	493	336,697
Gurit Holding AG (I)	22	9,612
Helvetia Holding AG	553	297,558
Huber & Suhner AG	280	13,159
Implenia AG	994	65,166
Inficon Holding AG (I)	183	65,405
Interroll Holding AG (I)	19	10,752
Intershop Holdings AG	112	46,080
Kaba Holding AG (I)	239	143,602
Kardex AG (I)	420	24,289
Komax Holding AG (I)	339	58,959
Kudelski SA	3,337	40,940
Kuoni Reisen Holding AG (I)	265	87,175
LEM Holding SA	42	34,402
Logitech International SA	9,485	124,909
Logitech International SA	3,471	45,644
Luzerner Kantonalbank AG	254	93,204
Meyer Burger Technology AG (I)(L)	4,318	27,342
Micronas Semiconductor Holding AG (I)	1,836	11,559
Mobilezone Holding AG	3,318	47,761
Mobimo Holding AG (I)	463	109,248
OC Oerlikon Corp. AG (I)	1,855	21,492

The accompanying notes are an integral part of the financial statements.	133

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Orascom Development Holding AG (I)	533	$8,978
Orell Fuessli Holding AG (I)	136	13,296
Orior AG (I)	169	9,949
Panalpina Welttransport Holding AG	858	125,162
Phoenix Mecano AG	84	46,667
Rieter Holding AG (I)	251	39,861
Romande Energie Holding SA	43	46,434
Schaffner Holding AG (I)	40	10,282
Schmolz + Bickenbach AG (I)	55,184	54,512
Schweiter Technologies AG	80	68,604
Siegfried Holding AG (I)	210	32,102
St Galler Kantonalbank AG	125	44,396
Straumann Holding AG	424	115,623
Swissquote Group Holding SA	328	9,142
Tamedia AG	201	35,244
Tecan Group AG	884	115,900
Temenos Group AG (I)	5,003	172,059
U-Blox AG (I)	274	47,572
Valiant Holding AG	1,178	99,396
Valora Holding AG (I)	291	64,886
Vaudoise Assurances Holding SA	138	67,439
Vetropack Holding AG	3	4,700
Von Roll Holding AG (I)	7,878	8,652
Vontobel Holding AG	1,927	81,603
Walter Meier AG	438	19,579
Ypsomed Holding AG (I)	276	25,874
Zehnder Group AG	615	28,643
Zuger Kantonalbank AG	17	79,574
		5,061,993
Taiwan - 0.0%
Ya Hsin Industrial Company, Ltd. (I)	138,000	0
		0
United Arab Emirates - 0.1%
Lamprell PLC (I)	33,134	58,541
		58,541
United Kingdom - 20.2%
A.G.Barr PLC	9,000	81,373
Acacia Mining PLC	2,512	9,737
Afren PLC (I)	55,554	2,545
Alent PLC	21,230	117,601
Alizyme PLC (I)	22,479	0
Amlin PLC	23,350	174,862
Anglo Pacific Group PLC	12,147	14,847
Anite PLC	13,211	16,449
Ashmore Group PLC	2,102	8,859
Ashtead Group PLC	3,913	62,756
AVEVA Group PLC	327	7,148
Balfour Beatty PLC	46,053	164,154
Barratt Developments PLC	58,104	454,298
BBA Aviation PLC	41,028	204,764
Bellway PLC	10,163	297,891
Berendsen PLC	14,469	239,350
Betfair Group PLC	969	32,034
Bodycote PLC	18,155	192,810
Booker Group PLC	23,267	50,135
Bovis Homes Group PLC	10,397	143,405
Braemar Shipping Services PLC	1,328	8,439
Brammer PLC	8,722	51,656
Brewin Dolphin Holdings PLC	23,416	107,457
British Polythene Industries PLC	3,531	35,482
Britvic PLC	21,701	235,598
BTG PLC (I)	6,392	67,595
Cable & Wireless Communications PLC	126,274	113,872
Capital & Counties Properties PLC	4,640	27,538
Capital & Regional PLC	28,406	24,321
Carillion PLC	27,252	131,884
Charles Taylor PLC	3,000	9,900
Chemring Group PLC	15,378	47,496
Chesnara PLC	4,750	24,153
Chime Communications PLC	5,129	20,897
Cineworld Group PLC	10,316	73,448
Close Brothers Group PLC	13,584	313,332
Cobham PLC	1,813	8,167
Colt Group SA (I)	31,617	62,830
Computacenter PLC	7,529	76,269
Concentric AB	3,667	48,964
Connect Group PLC	21,090	48,204
Costain Group PLC	4,797	22,349
Cranswick PLC	6,342	128,952
CSR PLC	14,801	191,532
Daily Mail & General Trust PLC	20,878	273,101
Dairy Crest Group PLC	14,003	91,753
Darty PLC	13,940	13,462
De La Rue PLC	6,976	57,293
Debenhams PLC	91,915	102,288
Dechra Pharmaceuticals PLC	5,389	80,483
Development Securities PLC	5,560	19,081
Devro PLC	5,754	24,300
Dialight PLC	105	1,182
Dignity PLC	4,231	114,516
Diploma PLC	7,537	89,759
Domino Printing Sciences PLC	11,461	158,438
Domino’s Pizza Group PLC	9,994	114,912
Drax Group PLC	30,783	165,334
DS Smith PLC	101,349	517,468
Dunelm Group PLC	8,604	106,958
E2V Technologies PLC	2,485	7,111
Electrocomponents PLC	36,254	129,601
Elementis PLC	35,280	151,540
EnQuest PLC (I)	53,014	27,304
Enterprise Inns PLC (I)	40,990	60,654
Essentra PLC	22,013	323,584
Euromoney Institutional Investor PLC	6,085	100,673
Evraz PLC	14,266	39,604
Fenner PLC	9,083	27,006
Fidessa Group PLC	3,072	100,440
Findel PLC (I)	8,139	27,995
Firstgroup PLC (I)	88,330	118,880
Galliford Try PLC	7,331	154,575
Gem Diamonds, Ltd. (I)	12,666	25,764
Genus PLC	5,336	108,230
Go-Ahead Group PLC	3,132	107,925
Greene King PLC (L)	18,168	224,915
Greggs PLC	7,878	118,857
Halfords Group PLC	15,547	105,846
Halma PLC	31,315	323,558
Hardy Oil & Gas PLC (I)	5,072	2,221
Hays PLC	90,038	203,212
Headlam Group PLC	4,631	29,574
Helical Bar PLC	8,263	48,336
Henderson Group PLC	74,992	311,328
Hikma Pharmaceuticals PLC	1,515	47,683
Hill & Smith Holdings PLC	6,401	65,073
Home Retail Group PLC	14,484	35,327

The accompanying notes are an integral part of the financial statements.	134

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Homeserve PLC	23,941	$135,395
Howden Joinery Group PLC	51,873	340,462
Hunting PLC	9,804	71,202
ICAP PLC	28,878	225,233
IG Group Holdings PLC	26,263	275,774
Imagination Technologies Group PLC (I)	16,400	51,094
Inchcape PLC	29,466	346,404
Informa PLC	33,371	278,575
Innovation Group PLC	32,953	13,781
Intermediate Capital Group PLC	39,548	294,976
International Personal Finance PLC	27,936	198,079
Interserve PLC	9,571	82,145
ITE Group PLC	16,803	45,010
Ithaca Energy, Inc. (I)	15,580	7,873
James Fisher & Sons PLC	4,579	88,623
Jardine Lloyd Thompson Group PLC	10,279	159,203
Jazztel PLC (I)	19,044	259,526
JD Sports Fashion PLC	1,594	11,295
JD Wetherspoon PLC	8,178	91,188
John Menzies PLC	1,262	7,037
John Wood Group PLC	1,787	16,772
Jupiter Fund Management PLC	28,793	174,691
KAZ Minerals PLC (I)	5,608	17,812
Kcom Group PLC	52,905	71,426
Keller Group PLC	4,607	64,611
Kier Group PLC	3,106	73,049
Ladbrokes PLC	55,844	86,126
Laird PLC	26,527	131,764
Lancashire Holdings, Ltd.	16,033	148,906
Lavendon Group PLC	3,421	8,595
Lookers PLC	22,449	47,791
Low & Bonar PLC	22,280	19,028
Man Group PLC	85,474	257,819
Management Consulting Group PLC	217	52
Marshalls PLC	4,569	18,784
Marston’s PLC	31,530	71,143
McBride PLC (I)	14,770	20,312
Mears Group PLC	8,289	52,024
Melrose Industries PLC	31,763	130,454
Michael Page International PLC	24,066	185,615
Micro Focus International PLC	19,089	333,978
Millennium & Copthorne Hotels PLC	13,381	113,803
Mitchells & Butlers PLC (I)	20,686	128,249
Mitie Group PLC	32,946	134,563
MJ Gleeson PLC	2,770	16,645
Moneysupermarket.com Group PLC	17,796	70,898
Morgan Advanced Materials PLC	27,796	140,393
Morgan Sindall Group PLC	789	9,165
Mothercare PLC (I)	8,741	26,700
MWB Group Holdings PLC (I)	11,618	840
N. Brown Group PLC	16,271	76,385
National Express Group PLC	34,580	145,167
NCC Group PLC	19,225	55,833
Northgate PLC	1,332	11,656
Novae Group PLC	2,664	28,179
Ophir Energy PLC (I)	7,595	15,164
Optos PLC (I)	3,748	19,181
Oxford Biomedica PLC (I)	57,574	10,499
Oxford Instruments PLC	2,533	31,256
Pace PLC	22,875	116,691
PayPoint PLC	4,414	53,681
Pendragon PLC	63,903	37,278
Pennon Group PLC	4,646	56,747
Petropavlovsk PLC (I)	13,086	1,108
Photo-Me International PLC	20,281	44,142
Premier Farnell PLC	29,879	82,030
Premier Foods PLC (I)	41,106	25,845
Premier Oil PLC	29,180	56,754
Punch Taverns PLC (I)	1,008	1,564
PZ Cussons PLC	16,024	81,152
QinetiQ Group PLC	56,452	159,677
Quintain Estates & Development PLC (I)	52,461	73,636
Rank Group PLC	3,844	10,612
Rathbone Brothers PLC	3,854	118,349
Redrow PLC	24,204	128,602
Renishaw PLC	2,747	99,411
Rentokil Initial PLC	98,343	199,394
Ricardo PLC	2,717	31,407
Rightmove PLC	7,789	345,548
RM PLC	8,752	18,664
Rotork PLC	7,111	260,715
RPC Group PLC	22,765	195,445
RPS Group PLC	17,736	59,133
Savills PLC	10,012	120,383
SDL PLC	7,019	45,265
Senior PLC	24,546	118,180
Shanks Group PLC	35,094	54,747
SIG PLC	25,405	76,252
Skyepharma PLC (I)	753	3,432
Soco International PLC	16,636	38,452
Spectris PLC	10,418	333,154
Speedy Hire PLC	15,187	16,080
Spirax-Sarco Engineering PLC	6,132	310,060
Spirent Communications PLC	48,511	62,596
Spirit Pub Company PLC	20,164	33,964
Sportech PLC (I)	11,390	10,883
ST Modwen Properties PLC	14,271	93,926
St. Ives PLC	3,492	8,756
Stagecoach Group PLC	34,381	177,788
SThree PLC	8,144	42,081
Stobart Group, Ltd.	1,253	1,928
Stolt-Nielsen, Ltd.	620	9,523
STV Group PLC	2,685	14,782
SuperGroup PLC (I)	11	156
Synergy Health PLC	4,425	152,419
Synthomer PLC	11,245	51,299
TalkTalk Telecom Group PLC (L)	42,319	215,569
Tate & Lyle PLC	7,549	66,787
Ted Baker PLC	1,270	46,889
Telecity Group PLC	11,068	143,276
Telecom Plus PLC	773	9,958
The Restaurant Group PLC	15,717	156,679
The Vitec Group PLC	1,430	13,570
Thomas Cook Group PLC (I)	66,442	143,080
Thorntons PLC (I)	5,797	6,101
Topps Tiles PLC	15,591	26,961
Torotrak PLC (I)	2,223	300
Tribal Group PLC	7,453	16,106
Trinity Mirror PLC (I)	11,839	31,849
TT electronics PLC	14,769	28,904
Tullett Prebon PLC	16,882	93,356
UBM PLC	30,356	237,746
UK Mail Group PLC	2,825	20,119
Ultra Electronics Holdings PLC	5,588	141,131
Unite Group PLC	12,292	106,633
UTV Media PLC	6,973	17,589

The accompanying notes are an integral part of the financial statements.	135

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Vectura Group PLC (I)	36,524	$78,644
Vesuvius PLC	21,699	157,700
Victrex PLC	5,831	161,965
Volex Group PLC (I)	3,136	3,011
Vp PLC	637	6,217
WH Smith PLC	11,284	216,814
William Hill PLC	51,387	282,178
Wilmington Group PLC	8,076	27,872
Wincanton PLC (I)	7,151	16,750
WS Atkins PLC	8,340	157,468
Xaar PLC	1,413	8,665
Xchanging PLC	19,640	39,281
Zeal Network SE	349	18,760
		21,792,319
United States - 0.3%
Alacer Gold Corp. (I)	9,925	21,471
Argonaut Gold, Inc. (I)	6,900	9,588
BNK Petroleum, Inc. (I)	5,141	2,273
Boart Longyear, Ltd. (I)	36,330	5,496
Ormat Technologies, Inc.	1,817	68,756
Performance Sports Group, Ltd. (I)	2,200	42,921
Sims Metal Management, Ltd.	15,252	143,236
Thompson Creek Metals Company, Inc. (I)	11,493	15,154
		308,895
TOTAL COMMON STOCKS (Cost $102,624,665)		$107,357,269

RIGHTS - 0.0%
Charles Taylor PLC (I)(N)	1,285	1,268
Fortune Oil PLC (I)(N)	242,039	1,795
Hiscox, Ltd. (I)(N)	20,759	18,476
TOTAL RIGHTS (Cost $0)		$21,539

SECURITIES LENDING COLLATERAL - 1.9%
John Hancock
Collateral Trust, 0.1102% (W)(Y)	208,429	2,085,333
TOTAL SECURITIES LENDING
COLLATERAL (Cost $2,085,366)		$2,085,333

SHORT-TERM INVESTMENTS - 0.2%
Money market funds - 0.2%
BlackRock Cash Funds - Prime, 0.1200% (Y)	192,785	192,785
		192,785
TOTAL SHORT-TERM INVESTMENTS (Cost $192,785)		$192,785
Total Investments (International Small Company Trust)
(Cost $104,902,816) - 101.5%		$109,656,926
Other assets and liabilities, net - (1.5%)		(1,593,649)
TOTAL NET ASSETS - 100.0%		$108,063,277

International Value Trust

	Shares or Principal Amount	Value
COMMON STOCKS - 97.5%
Belgium - 0.5%
UCB SA	72,560	$5,241,792
		5,241,792
Brazil - 0.8%
BM&FBovespa SA	1,710,300	5,980,463
Petroleo Brasileiro SA, ADR	361,784	2,203,265
		8,183,728
Canada - 4.4%
Cenovus Energy, Inc.	567,800	9,571,300
Ensign Energy Services, Inc.	801,700	6,285,485
HudBay Minerals, Inc.	1,254,200	10,258,981
Precision Drilling Corp.	912,700	5,793,777
Suncor Energy, Inc.	389,900	11,393,312
Trican Well Service, Ltd.	931,800	2,538,163
		45,841,018
China - 6.5%
China Life Insurance Company, Ltd., H Shares	2,268,000	9,969,578
China Telecom Corp., Ltd., H Shares	24,614,427	15,736,297
Shanghai Pharmaceuticals Holding
Company, Ltd., H Shares	3,413,800	9,086,115
Sinopec Engineering Group Company, Ltd.,
H Shares	9,120,400	7,900,444
Sinopharm Group Company, Ltd., H Shares	1,390,400	5,661,512
Springland International Holdings, Ltd.	11,597,700	3,544,427
Trina Solar, Ltd., ADR (I)(L)	1,337,679	16,172,539
		68,070,912
Denmark - 0.4%
FLSmidth & Company A/S (L)	96,640	4,342,475
		4,342,475
France - 10.0%
AXA SA	783,171	19,711,695
BNP Paribas SA	390,336	23,750,300
Cie de Saint-Gobain	203,360	8,928,955
Cie Generale des Etablissements Michelin	117,240	11,658,880
Sanofi	137,053	13,535,171
Societe Generale SA	86,973	4,199,216
Technip SA	222,850	13,479,654
Total SA	196,826	9,783,593
		105,047,464
Germany - 8.0%
Bayer AG	85,710	12,823,527
Deutsche Boerse AG	160,470	13,095,738
Deutsche Lufthansa AG	493,710	6,913,235
Gerresheimer AG	93,770	5,160,991
Kloeckner & Company SE (I)	455,830	4,341,609
Merck KGaA	110,994	12,422,159
Metro AG	208,482	7,065,394
MorphoSys AG (I)	52,640	3,321,206
Muenchener Rueckversicherungs AG	23,577	5,066,258
Siemens AG	126,691	13,702,104
		83,912,221
Hong Kong - 4.3%
China Mobile, Ltd.	702,500	9,155,257
Digital China Holdings, Ltd.	4,518,000	4,934,231
First Pacific Company, Ltd.	2,670,750	2,664,364
GCL-Poly Energy Holdings, Ltd. (I)	63,876,000	16,911,235
Kingboard Chemical Holdings, Ltd.	4,975,800	7,874,486
Kunlun Energy Company, Ltd.	3,736,000	3,628,619
		45,168,192
India - 0.6%
Jain Irrigation Systems, Ltd.	1,931,113	1,899,207

The accompanying notes are an integral part of the financial statements.	136

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

International Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
LIC Housing Finance, Ltd.	637,963	$4,456,515
		6,355,722
Ireland - 0.9%
CRH PLC	358,400	9,373,140
		9,373,140
Israel - 1.8%
Teva Pharmaceutical Industries, Ltd., ADR	300,875	18,744,513
		18,744,513
Italy - 2.6%
Eni SpA	572,610	9,910,777
UniCredit SpA	2,526,658	17,133,937
		27,044,714
Japan - 5.5%
Canon, Inc.	118,200	4,182,069
Capcom Company, Ltd.	278,100	5,524,639
ITOCHU Corp.	1,251,360	13,542,066
Nissan Motor Company, Ltd.	1,736,900	17,665,233
Toyota Motor Corp.	238,830	16,671,224
		57,585,231
Netherlands - 7.2%
Aegon NV	1,854,132	14,639,540
Akzo Nobel NV	161,070	12,178,393
ING Groep NV (I)	710,510	10,407,493
QIAGEN NV (I)	434,130	10,894,190
Royal Dutch Shell PLC, B Shares	375,706	11,703,310
SBM Offshore NV (I)(L)	1,210,130	15,040,891
		74,863,817
Norway - 0.8%
Telenor ASA	402,755	8,127,751
		8,127,751
Russia - 0.3%
Lukoil OAO, SADR	68,678	3,154,381
		3,154,381
Singapore - 0.6%
United Overseas Bank, Ltd.	405,900	6,803,763
		6,803,763
South Korea - 13.6%
Daewoo International Corp.	205,199	4,899,811
Hana Financial Group, Inc.	783,631	20,270,585
Hyundai Mobis Company, Ltd.	50,878	11,269,762
Hyundai Motor Company	37,665	5,704,049
KB Financial Group, Inc., ADR	756,368	26,578,772
Kiwoom Securities Company, Ltd.	82,506	5,239,003
Korea Investment Holdings Company, Ltd.	175,167	9,908,109
POSCO	62,318	13,620,720
Samsung Electronics Company, Ltd.	34,528	44,774,300
		142,265,111
Spain - 1.0%
Telefonica SA	702,659	9,998,453
		9,998,453
Sweden - 0.6%
Getinge AB, B Shares (L)	270,202	6,676,367
		6,676,367
Switzerland - 7.4%
ABB, Ltd. (I)	349,320	7,410,477
Basilea Pharmaceutica (I)	35,340	4,003,201
Credit Suisse Group AG (I)	863,059	23,219,694
GAM Holding AG (I)	226,160	4,690,405
Lonza Group AG (I)	58,280	7,255,745
Meyer Burger Technology AG (I)(L)	410,977	2,602,314
Roche Holding AG	80,392	22,091,086
Swiss Re AG	63,411	6,116,496
		77,389,418
Thailand - 0.5%
Bangkok Bank PCL	841,800	4,769,514
		4,769,514
United Arab Emirates - 0.4%
Dragon Oil PLC	520,060	4,587,772
		4,587,772
United Kingdom - 17.7%
Aberdeen Asset Management PLC	1,155,030	7,857,984
Aviva PLC	1,361,370	10,894,837
BAE Systems PLC	1,724,421	13,363,450
Barclays PLC	2,400,020	8,662,900
BP PLC	1,689,485	10,951,471
Carillion PLC (L)	1,486,940	7,195,919
GlaxoSmithKline PLC	667,254	15,360,080
HSBC Holdings PLC	1,402,170	11,948,432
Kingfisher PLC	2,556,100	14,421,639
Marks & Spencer Group PLC	1,896,530	14,999,339
Noble Corp. PLC (L)	531,543	7,590,434
Petrofac, Ltd.	1,198,430	16,871,607
Serco Group PLC (L)	541,568	1,099,153
Standard Chartered PLC	565,100	9,152,722
Subsea 7 SA	510,250	4,381,623
Tesco PLC	5,622,900	20,071,170
Vodafone Group PLC	3,251,582	10,640,188
		185,462,948
United States - 1.1%
Halliburton Company	260,740	11,441,271
		11,441,271
TOTAL COMMON STOCKS (Cost $995,232,125)		$1,020,451,688

RIGHTS - 0.0%
Serco Group PLC (I)(N)	541,568	329,377
Telefonica SA (Expiration
Date: 04/06/2015) (I)(N)	702,659	113,330
TOTAL RIGHTS (Cost $845,612)		$442,707

SECURITIES LENDING COLLATERAL - 4.0%
John Hancock
Collateral Trust, 0.1102% (W)(Y)	4,177,237	41,793,255
TOTAL SECURITIES LENDING
COLLATERAL (Cost $41,793,783)		$41,793,255

The accompanying notes are an integral part of the financial statements.	137

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

International Value Trust (continued)

	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 1.2%
U.S. Government Agency - 1.2%
Federal Farm Credit Bank
0.010%, 04/01/2015*	$12,000,000	$11,999,997
		11,999,997
TOTAL SHORT-TERM INVESTMENTS (Cost $12,000,000)		$11,999,997
Total Investments (International Value Trust)
(Cost $1,049,871,520) - 102.7%		$1,074,687,647
Other assets and liabilities, net - (2.7%)		(28,456,108)
TOTAL NET ASSETS - 100.0%		$1,046,231,539

Investment Quality Bond Trust

		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 38.6%
U.S. Government - 5.2%
Treasury Inflation Protected
Securities
0.250%, 01/15/2025		$11,130,089	$11,215,301
U.S. Treasury Bonds
2.500%, 02/15/2045 (D)		2,855,000	2,830,464
3.000%, 11/15/2044		3,000	3,288
5.375%, 02/15/2031		3,000	4,259
U.S. Treasury Notes
1.750%, 09/30/2019		2,200,000	2,241,936
2.750%, 02/15/2024		66,000	70,728
			16,365,976
U.S. Government Agency - 33.4%
Federal Home Loan Mortgage Corp.
3.000%, TBA (C)		5,400,000	5,571,054
3.500%, TBA (C)		2,100,000	2,201,402
4.000%, TBA (C)		2,600,000	2,777,372
4.500%, TBA (C)		4,000,000	4,356,380
5.000%, 12/01/2034		392,629	438,671
5.000%, TBA (C)		2,200,000	2,439,594
6.500%, 04/01/2029 to 08/01/2034		31,177	36,317
7.500%, 08/01/2025 to 05/01/2028		11,975	13,924
Federal National Mortgage Association
2.500%, TBA (C)		1,700,000	1,741,912
2.500%, 12/01/2042 to 03/01/2043		1,983,588	1,966,192
2.660%, 03/01/2027		815,000	815,394
2.720%, 03/01/2027		780,000	789,342
2.780%, 03/01/2027		349,000	355,003
3.000%, TBA (C)		19,900,000	20,347,523
3.500%, TBA (C)		26,100,000	27,396,676
4.000%, TBA (C)		6,500,000	6,950,033
4.500%, TBA (C)		6,500,000	7,084,611
5.000%, TBA (C)		1,800,000	2,001,656
Government National
Mortgage Association
3.500%, TBA (C)		6,300,000	6,630,203
4.000%, TBA (C)		5,100,000	5,433,891
4.000%, 11/15/2040 to 02/15/2042		137,879	148,628
4.500%, TBA (C)		3,500,000	3,802,262
6.000%, 08/15/2032 to 04/15/2035		95,224	110,747
6.500%, 06/15/2028 to 02/15/2035		52,827	61,733
7.000%, 11/15/2031 to 11/15/2033		366,356	430,278
8.000%, 07/15/2030		6,413	7,790
			103,908,588
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $119,183,828)			$120,274,564

FOREIGN GOVERNMENT
OBLIGATIONS - 2.3%
Brazil - 0.4%
Federative Republic of Brazil
2.625%, 01/05/2023		325,000	292,013
5.875%, 01/15/2019		250,000	275,000
6.000%, 05/15/2019 to 05/15/2055	BRL	903,000	729,483
			1,296,496
Chile - 0.1%
Republic of Chile
3.000%, 01/01/2040	CLP	98,491,120	202,565
Colombia - 0.1%
Republic of Colombia
3.000%, 03/25/2033	COP	467,846,215	157,595
3.500%, 03/10/2021		244,625,472	98,060
5.000%, 06/15/2045		$200,000	205,500
			461,155
Costa Rica - 0.0%
Republic of Costa Rica
9.200%, 03/27/2019 (S)	CRC	55,100,000	102,347
Dominican Republic - 0.1%
Government of Dominican Republic
11.500%, 05/10/2024 (S)	DOP	8,700,000	209,343
Ethiopia - 0.1%
Federal Democratic Republic of Ethiopia
6.625%, 12/11/2024 (S)		$200,000	194,250
Indonesia - 0.2%
Republic of Indonesia
8.375%, 03/15/2024	IDR	3,628,000,000	294,541
2.875%, 07/08/2021	EUR	175,000	198,000
			492,541
Kenya - 0.1%
Republic of Kenya
6.875%, 06/24/2024		$300,000	313,275
Mexico - 0.6%
Government of Mexico
3.000%, 03/06/2045	EUR	120,000	134,514
4.750%, 03/08/2044		$470,000	493,500
5.000%, 12/11/2019	MXN	12,449,200	806,380
5.625%, 03/19/2114	GBP	120,000	187,798
7.750%, 11/13/2042	MXN	3,865,200	293,767
			1,915,959
Montenegro - 0.1%
Republic of Montenegro
3.875%, 03/18/2020 (S)	EUR	240,000	253,544
Romania - 0.0%
Government of Romania
5.850%, 04/26/2023	RON	500,000	145,129

The accompanying notes are an integral part of the financial statements.	138

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

		Shares or Principal Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Russia - 0.1%
Government of Russia
7.500%, 02/27/2019	RUB	18,650,000	$276,866
South Africa - 0.1%
Republic of South Africa
7.750%, 02/28/2023	ZAR	3,625,000	301,710
Uruguay - 0.3%
Republic of Uruguay
4.250%, 04/05/2027	UYU	14,464,789	550,811
4.375%, 12/15/2028		2,170,527	83,371
5.100%, 06/18/2050		$200,000	208,000
			842,182
Venezuela - 0.0%
Republic of Venezuela
7.000%, 03/31/2038		375,000	127,500
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $7,641,270)			$7,134,862

CORPORATE BONDS - 37.9%
Consumer discretionary - 4.1%
21st Century Fox America, Inc.
7.750%, 01/20/2024		622,000	804,989
7.850%, 03/01/2039		225,000	340,065
Amazon.com, Inc.
4.950%, 12/05/2044		475,000	518,261
Buffalo Thunder Development Authority
11.000%, 12/09/2022 (S)		39,655	33,905
CCO Holdings LLC
5.125%, 02/15/2023		5,000	5,050
5.250%, 09/30/2022		75,000	76,688
5.750%, 09/01/2023		35,000	36,575
Comcast Cable Communications LLC
8.500%, 05/01/2027		556,000	806,853
Comcast Corp.
4.750%, 03/01/2044		195,000	224,406
Cox Communications, Inc.
4.800%, 02/01/2035 (S)		150,000	157,778
5.875%, 12/01/2016 (S)		700,000	751,502
DIRECTV Holdings LLC
1.750%, 01/15/2018		500,000	500,007
2.400%, 03/15/2017		225,000	229,003
3.950%, 01/15/2025		120,000	123,633
DISH DBS Corp.
5.875%, 07/15/2022		10,000	10,163
6.750%, 06/01/2021		281,000	299,265
Family Tree Escrow LLC
5.750%, 03/01/2023 (S)		30,000	31,500
Ford Motor Credit Company LLC
1.461%, 03/27/2017		225,000	225,043
4.207%, 04/15/2016		100,000	102,850
5.000%, 05/15/2018		255,000	278,026
Gannett Company, Inc.
5.125%, 10/15/2019 to 07/15/2020		445,000	465,038
General Motors Financial Company, Inc.
3.500%, 07/10/2019		660,000	677,598
4.750%, 08/15/2017		545,000	574,871
Group 1 Automotive, Inc.
5.000%, 06/01/2022 (S)		80,000	80,200
Lennar Corp.
4.500%, 06/15/2019		75,000	77,438
Sally Holdings LLC
5.750%, 06/01/2022		40,000	42,550
Sky PLC
2.625%, 09/16/2019 (S)		490,000	497,607
Sotheby’s
5.250%, 10/01/2022 (S)		120,000	117,900
TCI Communications, Inc.
8.750%, 08/01/2015		692,000	710,822
The Ryland Group, Inc.
5.375%, 10/01/2022		60,000	59,850
Time Warner Cable, Inc.
4.500%, 09/15/2042		295,000	305,043
5.000%, 02/01/2020		650,000	725,373
5.875%, 11/15/2040		360,000	430,607
6.750%, 07/01/2018		250,000	287,199
Time Warner, Inc.
5.875%, 11/15/2016		290,000	312,212
6.100%, 07/15/2040		180,000	227,425
7.700%, 05/01/2032		598,000	848,651
Videotron, Ltd.
5.375%, 06/15/2024 (S)		175,000	180,250
Volkswagen Group of America
Finance LLC
1.600%, 11/20/2017 (S)		490,000	494,189
			12,670,385
Consumer staples - 0.7%
Altria Group, Inc.
9.250%, 08/06/2019		80,000	102,646
10.200%, 02/06/2039		97,000	171,556
Anheuser-Busch InBev Worldwide, Inc.
0.800%, 07/15/2015		325,000	325,412
Coca-Cola Enterprises, Inc.
2.125%, 09/15/2015		680,000	684,165
Marfrig Holding Europe BV
6.875%, 06/24/2019		250,000	212,500
Minerva Luxembourg SA
7.750%, 01/31/2023		200,000	197,000
The JM Smucker Company
2.500%, 03/15/2020 (S)		110,000	111,579
Wal-Mart Stores, Inc.
4.300%, 04/22/2044		100,000	111,605
6.500%, 08/15/2037		200,000	279,429
			2,195,892
Energy - 4.1%
Anadarko Petroleum Corp.
3.450%, 07/15/2024		115,000	115,985
5.950%, 09/15/2016		200,000	213,334
Antero Resources Corp.
5.625%, 06/01/2023 (S)		45,000	44,606
BP Capital Markets PLC
1.674%, 02/13/2018		840,000	843,847
2.521%, 01/15/2020		235,000	239,021
California Resources Corp.
5.000%, 01/15/2020 (S)		5,000	4,513
5.500%, 09/15/2021 (S)		35,000	31,194
6.000%, 11/15/2024 (S)		5,000	4,381
Cenovus Energy, Inc.
5.200%, 09/15/2043		245,000	247,245
CenterPoint Energy Resources Corp.
6.125%, 11/01/2017		275,000	306,392
CNPC General Capital, Ltd.
1.950%, 04/16/2018 (S)		655,000	648,561
Concho Resources, Inc.
6.500%, 01/15/2022		25,000	26,188

The accompanying notes are an integral part of the financial statements.	139

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
ConocoPhillips Company
3.350%, 11/15/2024		$310,000	$319,456
Continental Resources, Inc.
5.000%, 09/15/2022		140,000	138,075
Crestwood Midstream Partners LP
6.250%, 04/01/2023 (S)		15,000	15,150
DCP Midstream Operating LP
4.950%, 04/01/2022		20,000	19,471
5.600%, 04/01/2044		30,000	25,778
EnCana Corp.
6.500%, 05/15/2019		465,000	534,203
Energy Transfer Equity LP
7.500%, 10/15/2020		200,000	224,000
Energy Transfer Partners LP
3.600%, 02/01/2023		510,000	505,205
5.950%, 10/01/2043		600,000	661,928
Harvest Operations Corp.
6.875%, 10/01/2017		165,000	150,150
Hess Corp.
1.300%, 06/15/2017		330,000	327,122
5.600%, 02/15/2041		110,000	120,143
Kerr-McGee Corp.
6.950%, 07/01/2024		345,000	431,735
Kinder Morgan Energy Partners LP
5.500%, 03/01/2044		305,000	319,061
Kinder Morgan, Inc.
3.050%, 12/01/2019		115,000	116,141
4.300%, 06/01/2025		270,000	277,140
5.050%, 02/15/2046		425,000	424,481
6.500%, 09/15/2020		20,000	23,153
Lukoil International Finance BV
3.416%, 04/24/2018 (S)		565,000	520,224
MarkWest Energy Partners LP
4.875%, 12/01/2024		45,000	46,008
6.750%, 11/01/2020		40,000	42,000
MEG Energy Corp.
7.000%, 03/31/2024 (S)		67,000	63,148
Newfield Exploration Company
6.875%, 02/01/2020		140,000	144,928
Nexen Energy ULC
6.200%, 07/30/2019		90,000	102,931
7.500%, 07/30/2039		125,000	176,836
Peabody Energy Corp.
6.500%, 09/15/2020 (L)		220,000	133,650
Petroleos Mexicanos
5.500%, 06/27/2044		375,000	378,281
7.470%, 11/12/2026	MXN	5,000,000	312,223
Plains All American Pipeline LP
2.600%, 12/15/2019		$775,000	778,650
QEP Resources, Inc.
6.800%, 03/01/2020		5,000	5,125
SM Energy Company
6.125%, 11/15/2022 (S)		20,000	19,900
State Oil Company of the Azerbaijan
Republic
4.750%, 03/13/2023		325,000	298,633
Statoil ASA
3.700%, 03/01/2024		56,000	59,813
3.950%, 05/15/2043		300,000	307,061
Sunoco Logistics Partners Operations LP
4.250%, 04/01/2024		210,000	215,651
Tesoro Corp.
5.125%, 04/01/2024		45,000	45,900
Tesoro Logistics LP
5.500%, 10/15/2019 (S)		55,000	56,650
6.250%, 10/15/2022 (S)		85,000	87,975
Williams Partners LP
3.600%, 03/15/2022		550,000	546,576
3.900%, 01/15/2025		565,000	552,418
4.300%, 03/04/2024		465,000	463,989
WPX Energy, Inc.
5.250%, 09/15/2024		30,000	26,385
6.000%, 01/15/2022		20,000	18,600
			12,761,214
Financials - 16.7%
American Express Company
3.625%, 12/05/2024		475,000	487,808
American Tower Corp.
3.400%, 02/15/2019		270,000	278,825
3.450%, 09/15/2021		425,000	433,826
5.000%, 02/15/2024		280,000	306,178
AXA Equitable Life Insurance Company
7.700%, 12/01/2015 (S)		680,000	707,507
Banco Bilbao Vizcaya Argentaria SA
(7.000% to 02/19/2019, then 5 year
Euro Swap Rate + 6.155%)
02/19/2019 (Q)	EUR	600,000	663,698
Banco Bilbao Vizcaya Argentaria SA
(9.000% to 05/19/2018, then 5 Year
U.S. Swap Rate + 8.262%)
05/19/2018 (Q)		$400,000	435,000
Banco do Brasil SA (6.250% to
04/15/2024, then 10 Year
CMT + 4.398%)
04/15/2024 (Q)		400,000	267,480
Banco Santander SA (6.250% to
03/12/2019, then 5 year Euro Swap
Rate + 5.410%)
03/12/2019 (Q)	EUR	900,000	974,983
Banco Santander SA (6.250% to
09/11/2021, then 5 Year Euro Swap
Rate + 5.640%)
09/11/2021 (Q)		100,000	108,063
Bank of America Corp.
4.200%, 08/26/2024		$745,000	770,752
5.625%, 07/01/2020		545,000	628,317
6.400%, 08/28/2017		550,000	609,472
7.750%, 05/14/2038		825,000	1,188,165
Bank of Ireland
10.000%, 07/30/2016	EUR	200,000	232,362
Bank of New York Mellon Corp.
2.150%, 02/24/2020		$1,545,000	1,557,550
Barclays Bank PLC
6.050%, 12/04/2017 (S)		1,230,000	1,353,631
Barclays Bank PLC (7.750% to
04/10/2018, then 5 Year U.S. Swap
Rate + 6.833%)
04/10/2023		200,000	221,750
Barclays PLC (8.000% to 12/15/2020,
then 5 Year Euro Swap Rate + 6.750%)
12/15/2020 (Q)	EUR	200,000	239,001
Barclays PLC (8.250% to 12/15/2018,
then 5 year U.S. Swap Rate + 6.705%)
12/15/2018 (Q)		$225,000	241,069
BPCE SA
2.500%, 12/10/2018		325,000	332,716

The accompanying notes are an integral part of the financial statements.	140

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
BPCE SA (continued)
5.150%, 07/21/2024 (S)		$240,000	$256,438
5.700%, 10/22/2023 (S)		395,000	436,848
Brandywine Operating Partnership LP
4.950%, 04/15/2018		400,000	430,370
5.700%, 05/01/2017		300,000	323,075
Capital One Financial Corp.
6.150%, 09/01/2016		950,000	1,012,072
Capital One NA
1.650%, 02/05/2018		500,000	498,084
CIT Group, Inc.
5.500%, 02/15/2019 (S)		375,000	390,000
Citigroup, Inc.
2.400%, 02/18/2020		315,000	316,124
4.300%, 11/20/2026		550,000	568,860
5.500%, 09/13/2025		320,000	362,685
6.125%, 08/25/2036		850,000	1,029,444
6.675%, 09/13/2043		180,000	240,047
8.500%, 05/22/2019		750,000	934,034
Credit Agricole SA
4.375%, 03/17/2025 (S)		295,000	298,290
Credit Agricole SA (6.500% to
06/23/2021, then 5 Year U.S. Swap
Rate + 5.120%)
06/23/2021 (Q)	EUR	275,000	310,848
Credit Agricole SA (8.125% to
09/19/2018, then 5 Year U.S. Swap
Rate + 6.283%)
09/19/2033 (S)		$200,000	227,250
Credit Suisse AG (5.750% to 09/18/2020,
then 5 Year Euro Swap Rate + 4.000%)
09/18/2025	EUR	200,000	248,894
Credit Suisse Group Guernsey I, Ltd.
(7.875% to 08/24/2016, then 5 Year
U.S. Swap Rate + 5.220%)
02/24/2041		$100,000	106,000
Deutsche Bank AG
4.500%, 04/01/2025		550,000	549,554
Discover Financial Services
6.450%, 06/12/2017		510,000	561,797
Duke Realty LP
3.750%, 12/01/2024		145,000	148,827
6.750%, 03/15/2020		340,000	404,092
Equity One, Inc.
6.000%, 09/15/2017		400,000	437,096
Everest Reinsurance Holdings, Inc.
(6.600% to 05/15/2017, then 3 month
LIBOR + 2.385%)
05/15/2037		800,000	820,400
General Electric Capital Corp.
0.532%, 01/09/2017 (P)		325,000	325,397
5.875%, 01/14/2038		75,000	96,979
General Electric Capital Corp. (6.250% to
12/15/2022, then 3 month
LIBOR + 4.704%)
12/15/2022 (Q)		400,000	450,000
Hartford Financial Services Group, Inc.
(8.125% to 06/15/2018, then 3 month
LIBOR + 4.6025%)
06/15/2038		195,000	222,056
HCP, Inc.
4.200%, 03/01/2024		175,000	183,024
Health Care REIT, Inc.
4.500%, 01/15/2024		350,000	375,788
5.250%, 01/15/2022		631,000	711,143
HSBC Holdings PLC
6.500%, 09/15/2037		165,000	210,555
6.800%, 06/01/2038		355,000	466,881
HSBC Holdings PLC (5.625% to
01/17/2020, then 5 Year
ISDAFIX + 3.626%)
01/17/2020 (Q)		400,000	406,250
Intercorp Peru, Ltd.
5.875%, 02/12/2025 (S)		100,000	99,250
Intesa Sanpaolo SpA
2.375%, 01/13/2017		400,000	404,715
JPMorgan Chase & Co.
2.600%, 01/15/2016		310,000	314,261
3.375%, 05/01/2023		115,000	115,773
4.250%, 10/15/2020		225,000	245,361
4.850%, 02/01/2044		385,000	439,396
5.600%, 07/15/2041		75,000	91,776
5.625%, 08/16/2043		905,000	1,085,637
6.000%, 01/15/2018		600,000	671,028
KBC Groep NV (5.625% to 03/19/2019,
then 5 Year Euro Swap Rate + 4.759%)
03/19/2019 (Q)	EUR	120,000	130,079
Kimco Realty Corp.
5.584%, 11/23/2015		$310,000	319,402
6.875%, 10/01/2019		310,000	368,924
Liberty Property LP
3.375%, 06/15/2023		180,000	179,302
4.125%, 06/15/2022		150,000	156,964
6.625%, 10/01/2017		210,000	234,085
Lloyds Banking Group PLC (6.375% to
06/27/2020, then 5 Year Euro Swap
Rate + 5.290%)
06/27/2020 (Q)	EUR	450,000	515,991
Lloyds Banking Group PLC (7.000% to
06/27/2019, then 5 Year British Pound
Swap Rate + 5.060%)
06/27/2019 (Q)	GBP	200,000	303,637
Marsh & McLennan Companies, Inc.
2.550%, 10/15/2018		$280,000	287,540
3.500%, 03/10/2025		235,000	241,437
Massachusetts Mutual Life
Insurance Company
5.375%, 12/01/2041 (S)		140,000	169,088
8.875%, 06/01/2039 (S)		410,000	672,705
MetLife, Inc.
1.756%, 12/15/2017		335,000	339,383
Morgan Stanley
1.875%, 01/05/2018		275,000	276,842
4.300%, 01/27/2045		450,000	466,358
4.350%, 09/08/2026		300,000	314,479
4.875%, 11/01/2022		361,000	394,270
5.550%, 04/27/2017		355,000	384,016
6.625%, 04/01/2018		1,225,000	1,393,050
MSCI, Inc.
5.250%, 11/15/2024 (S)		30,000	31,013
Nationwide Building Society (6.875% to
06/20/2019, then 5 year British Pound
Swap Rate + 4.880%)
06/20/2019 (Q)	GBP	460,000	691,747

The accompanying notes are an integral part of the financial statements.	141

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Navient Corp.
5.500%, 01/15/2019		$120,000	$122,400
7.250%, 01/25/2022		55,000	58,025
8.000%, 03/25/2020		10,000	11,124
8.450%, 06/15/2018		100,000	111,000
PNC Funding Corp.
5.625%, 02/01/2017		700,000	752,401
Prologis LP
3.350%, 02/01/2021		750,000	778,492
Realty Income Corp.
3.250%, 10/15/2022		245,000	245,649
6.750%, 08/15/2019		410,000	482,594
Royal Bank of Scotland Group PLC
5.125%, 05/28/2024		300,000	314,733
Santander Bank NA
8.750%, 05/30/2018		250,000	295,093
Shimao Property Holdings, Ltd.
8.375%, 02/10/2022		200,000	202,500
Societe Generale SA (6.750% to
04/07/2021, then 5 year U.S. Swap
Rate + 5.538%)
04/07/2021 (Q)	EUR	425,000	474,541
Societe Generale SA (8.250% to
11/29/2018, then 5 Year U.S. Swap
Rate + 6.394%)
11/29/2018 (Q)		$725,000	770,313
Standard Chartered PLC (6.500% to
04/02/2020, then 5 Year U.S. Swap
Rate + 4.889%)
04/02/2020 (Q)(S)		400,000	402,600
Sumitomo Mitsui Financial Group, Inc.
4.436%, 04/02/2024 (S)		445,000	476,558
Sun Canada Financial Company
7.250%, 12/15/2015 (S)		1,471,000	1,534,096
SunTrust Banks, Inc.
3.500%, 01/20/2017		510,000	530,850
The Bear Stearns Companies LLC
6.400%, 10/02/2017		85,000	94,812
7.250%, 02/01/2018		230,000	264,753
The Export-Import Bank of China
3.625%, 07/31/2024		225,000	235,550
The Goldman Sachs Group, Inc.
2.375%, 01/22/2018		925,000	943,762
2.600%, 04/23/2020		405,000	409,309
6.250%, 02/01/2041		255,000	332,420
6.750%, 10/01/2037		865,000	1,135,896
UDR, Inc.
3.700%, 10/01/2020		165,000	174,288
UniCredit SpA (8.000% to 06/03/2024,
then 5 Year U.S. Swap Rate + 5.180%)
06/03/2024 (Q)		200,000	206,000
Ventas Realty LP
2.700%, 04/01/2020		145,000	146,576
4.750%, 06/01/2021		275,000	303,593
Wells Fargo & Company
3.000%, 02/19/2025		815,000	818,505
3.450%, 02/13/2023		200,000	204,641
4.100%, 06/03/2026		755,000	795,504
4.125%, 08/15/2023		370,000	394,937
5.606%, 01/15/2044		255,000	307,856
			52,066,235
Health care - 4.0%
Actavis Funding SCS
2.350%, 03/12/2018		975,000	988,037
3.000%, 03/12/2020		820,000	840,062
3.800%, 03/15/2025		530,000	546,534
3.850%, 06/15/2024		725,000	748,881
Amgen, Inc.
5.150%, 11/15/2041		105,000	120,948
6.900%, 06/01/2038		205,000	283,113
Anthem, Inc.
2.300%, 07/15/2018		25,000	25,360
4.625%, 05/15/2042		225,000	243,918
5.100%, 01/15/2044		125,000	143,389
7.000%, 02/15/2019		485,000	571,892
Bayer US Finance LLC
2.375%, 10/08/2019 (S)		250,000	254,326
Cardinal Health, Inc.
3.500%, 11/15/2024		645,000	665,333
Celgene Corp.
4.625%, 05/15/2044		430,000	457,446
Community Health Systems, Inc.
5.125%, 08/01/2021		75,000	77,250
EMD Finance LLC
2.950%, 03/19/2022 (S)		350,000	354,079
Gilead Sciences, Inc.
3.500%, 02/01/2025		250,000	264,063
HCA, Inc.
5.875%, 03/15/2022		130,000	143,650
6.500%, 02/15/2020		365,000	410,990
Laboratory Corp. of America Holdings
3.200%, 02/01/2022		205,000	207,519
McKesson Corp.
1.400%, 03/15/2018		405,000	404,486
Medtronic, Inc.
2.500%, 03/15/2020 (S)		510,000	521,050
3.150%, 03/15/2022 (S)		460,000	477,647
4.375%, 03/15/2035 (S)		425,000	464,091
4.625%, 03/15/2045 (S)		225,000	255,062
Merck & Company, Inc.
0.630%, 02/10/2020 (P)		945,000	948,810
Roche Holdings, Inc.
3.350%, 09/30/2024 (S)		445,000	466,679
Tenet Healthcare Corp.
6.000%, 10/01/2020		385,000	407,619
UnitedHealth Group, Inc.
1.400%, 10/15/2017		375,000	378,572
WellCare Health Plans, Inc.
5.750%, 11/15/2020		85,000	89,250
Zimmer Holdings, Inc.
1.450%, 04/01/2017		615,000	616,355
			12,376,411
Industrials - 2.2%
AerCap Ireland Capital, Ltd.
4.500%, 05/15/2021 (S)		170,000	176,792
Air Lease Corp.
4.500%, 01/15/2016		475,000	485,569
Aircastle, Ltd.
5.500%, 02/15/2022		20,000	21,275
Canadian Pacific Railway Company
9.450%, 08/01/2021		175,000	241,548
Caterpillar Financial Services Corp.
2.250%, 12/01/2019		550,000	558,238
Clean Harbors, Inc.
5.125%, 06/01/2021		20,000	20,349

The accompanying notes are an integral part of the financial statements.	142

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Clean Harbors, Inc. (continued)
5.250%, 08/01/2020		$91,000	$93,048
CNH Industrial Capital LLC
3.375%, 07/15/2019 (S)		25,000	24,250
FedEx Corp.
3.200%, 02/01/2025		70,000	70,946
4.100%, 02/01/2045		115,000	114,841
General Electric Capital Corp.
2.200%, 01/09/2020		685,000	692,558
Huntington Ingalls Industries, Inc.
7.125%, 03/15/2021		161,000	173,075
Hutchison Whampoa Europe Finance
13, Ltd. (3.750% to 05/10/2018, then
5 Year Euro Swap Rate + 2.941%)
05/10/2018 (Q)	EUR	105,000	116,429
Hutchison Whampoa International 11, Ltd.
3.500%, 01/13/2017 (S)		$685,000	708,290
Kansas City Southern de Mexico SA
de CV
3.000%, 05/15/2023		675,000	665,924
Odebrecht Offshore Drilling Finance, Ltd.
6.750%, 10/01/2022		186,020	144,575
Oshkosh Corp.
5.375%, 03/01/2025 (S)		50,000	51,500
Penske Truck Leasing Company LP
4.250%, 01/17/2023 (S)		975,000	1,014,321
4.875%, 07/11/2022 (S)		125,000	135,232
Raytheon Company
3.125%, 10/15/2020		175,000	184,587
3.150%, 12/15/2024		180,000	186,873
Ryder System, Inc.
2.550%, 06/01/2019		235,000	238,498
Sensata Technologies BV
5.000%, 10/01/2025 (S)		45,000	45,563
5.625%, 11/01/2024 (S)		10,000	10,650
The ADT Corp.
6.250%, 10/15/2021		200,000	213,000
United Rentals North America, Inc.
4.625%, 07/15/2023		45,000	45,506
5.500%, 07/15/2025		55,000	56,100
Waste Management, Inc.
3.125%, 03/01/2025		280,000	282,698
			6,772,235
Information technology - 1.2%
Activision Blizzard, Inc.
5.625%, 09/15/2021 (S)		200,000	213,000
Alibaba Group Holding, Ltd.
3.600%, 11/28/2024		200,000	200,646
Apple, Inc.
2.500%, 02/09/2025		585,000	572,988
3.450%, 02/09/2045		655,000	623,533
Audatex North America, Inc.
6.000%, 06/15/2021 (S)		45,000	47,588
6.125%, 11/01/2023 (S)		55,000	58,163
Cardtronics, Inc.
5.125%, 08/01/2022 (S)		90,000	88,875
Microsoft Corp.
2.375%, 02/12/2022		505,000	508,647
NCR Corp.
4.625%, 02/15/2021		190,000	190,238
5.000%, 07/15/2022		20,000	20,200
Open Text Corp.
5.625%, 01/15/2023 (S)		35,000	36,313
Tencent Holdings, Ltd.
2.875%, 02/11/2020 (S)		200,000	201,455
TSMC Global, Ltd.
1.625%, 04/03/2018 (S)		925,000	916,859
			3,678,505
Materials - 1.0%
ArcelorMittal
6.000%, 08/05/2020		205,000	217,556
Building Materials Corp. of America
5.375%, 11/15/2024 (S)		180,000	182,700
Cascades, Inc.
5.500%, 07/15/2022 (S)		30,000	30,450
Cemex SAB de CV
4.375%, 03/05/2023 (S)	EUR	100,000	107,659
CF Industries, Inc.
4.950%, 06/01/2043		$225,000	237,803
5.150%, 03/15/2034		665,000	728,843
Clearwater Paper Corp.
5.375%, 02/01/2025 (S)		85,000	86,700
Eagle Spinco, Inc.
4.625%, 02/15/2021		100,000	98,875
FMG Resources August 2006 Pty, Ltd.
6.875%, 04/01/2022 (S)		115,000	84,956
Freeport-McMoran, Inc.
4.000%, 11/14/2021		510,000	497,776
5.450%, 03/15/2043		100,000	89,517
Glencore Funding LLC
1.700%, 05/27/2016 (S)		405,000	406,654
Graphic Packaging International, Inc.
4.875%, 11/15/2022		90,000	93,375
NOVA Chemicals Corp.
5.000%, 05/01/2025 (S)		125,000	130,625
Steel Dynamics, Inc.
5.125%, 10/01/2021 (S)		30,000	30,188
5.500%, 10/01/2024 (S)		45,000	45,619
United States Steel Corp.
7.375%, 04/01/2020		90,000	91,377
Vale Overseas, Ltd.
6.875%, 11/21/2036		120,000	116,064
			3,276,737
Telecommunication services - 2.5%
America Movil SAB de CV
7.125%, 12/09/2024	MXN	3,070,000	198,830
AT&T, Inc.
4.800%, 06/15/2044		$215,000	220,539
Colombia Telecomunicaciones SA ESP
(8.500% to 03/30/2020, then 5 Year
U.S. Swap Rate + 6.958%)
03/30/2020 (Q)(S)		200,000	200,540
SBA Tower Trust
2.898%, 10/15/2019 (S)		505,000	511,111
2.933%, 12/15/2017 (S)		520,000	526,179
3.598%, 04/15/2018 (S)		730,000	729,794
Sprint Communications, Inc.
7.000%, 03/01/2020 (S)		150,000	165,375
9.000%, 11/15/2018 (S)		80,000	91,800
Sprint Corp.
7.125%, 06/15/2024		195,000	191,100
T-Mobile USA, Inc.
6.125%, 01/15/2022		10,000	10,313
6.464%, 04/28/2019		155,000	159,844
6.500%, 01/15/2024		15,000	15,675

The accompanying notes are an integral part of the financial statements.	143

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Telecommunication services (continued)
T-Mobile USA, Inc. (continued)
6.633%, 04/28/2021	$65,000	$68,088
6.731%, 04/28/2022	175,000	184,188
6.836%, 04/28/2023	25,000	26,313
Verizon Communications, Inc.
2.625%, 02/21/2020	611,000	622,032
4.272%, 01/15/2036 (S)	965,000	957,716
4.400%, 11/01/2034	325,000	331,093
4.672%, 03/15/2055 (S)	1,278,000	1,251,756
4.862%, 08/21/2046	315,000	329,823
5.012%, 08/21/2054	445,000	461,785
6.550%, 09/15/2043	97,000	125,952
VimpelCom Holdings BV
5.950%, 02/13/2023 (S)	365,000	313,900
		7,693,746
Utilities - 1.4%
AES Corp.
5.500%, 03/15/2024	195,000	195,000
Calpine Corp.
5.875%, 01/15/2024 (S)	35,000	37,818
CenterPoint Energy, Inc.
6.500%, 05/01/2018	165,000	187,742
Consolidated Edison Company of New
York, Inc.
3.300%, 12/01/2024	220,000	231,160
DPL, Inc.
7.250%, 10/15/2021	45,000	47,813
Edison International
3.750%, 09/15/2017	495,000	523,820
Empresa Electrica Angamos SA
4.875%, 05/25/2029 (S)	475,000	469,775
Eskom Holdings SOC, Ltd.
5.750%, 01/26/2021 (S)	625,000	603,250
NRG Energy, Inc.
6.250%, 07/15/2022	75,000	77,156
Oncor Electric Delivery Company LLC
7.500%, 09/01/2038	145,000	221,287
Pacific Gas & Electric Company
3.750%, 02/15/2024	265,000	282,282
Progress Energy, Inc.
7.000%, 10/30/2031	270,000	365,138
Puget Sound Energy, Inc.
5.757%, 10/01/2039	15,000	19,977
7.000%, 03/09/2029	346,000	458,825
Sierra Pacific Power Company
6.000%, 05/15/2016	425,000	449,690
Wisconsin Energy Corp.
6.200%, 04/01/2033	217,000	290,414
		4,461,147
TOTAL CORPORATE BONDS (Cost $114,015,905)		$117,952,507

CAPITAL PREFERRED SECURITIES - 0.3%
Financials - 0.3%
ACE Capital Trust II
9.700%, 04/01/2030	527,000	793,135
TOTAL CAPITAL PREFERRED SECURITIES (Cost $708,051)		$793,135

MUNICIPAL BONDS - 1.9%
Chicago O’Hare International Airport
(Illinois) 6.845%, 01/01/2038	290,000	332,038
Chicago Transit Authority, Series B
(Illinois) 6.899%, 12/01/2040	355,000	457,357
Los Angeles Unified School District
(California) 5.750%, 07/01/2034	50,000	64,047
New Jersey State Turnpike Authority
7.414%, 01/01/2040	465,000	699,686
Port Authority of New York & New Jersey
6.040%, 12/01/2029	400,000	513,620
Puerto Rico Commonwealth Government
Employees Retirement System, Series A
6.150%, 07/01/2038	475,000	192,432
6.200%, 07/01/2039	525,000	212,672
Puerto Rico Commonwealth Government
Employees Retirement System, Series B
6.550%, 07/01/2058	195,000	78,977
Puerto Rico Commonwealth Government
Employees Retirement System, Series C
6.300%, 07/01/2043	710,000	287,593
State of California
7.300%, 10/01/2039	550,000	819,797
7.550%, 04/01/2039	395,000	616,706
7.600%, 11/01/2040	100,000	160,453
State of Illinois, GO
5.100%, 06/01/2033	105,000	106,830
5.665%, 03/01/2018	675,000	744,761
University of California
4.601%, 05/15/2031	495,000	553,618
5.770%, 05/15/2043	35,000	45,000
TOTAL MUNICIPAL BONDS (Cost $5,178,630)		$5,885,587

TERM LOANS (M) - 3.7%
Consumer discretionary - 1.4%
99 Cents Only Stores
4.500%, 01/11/2019	172,375	172,160
Acosta Holdco, Inc.
5.000%, 09/26/2021	99,750	100,498
Advantage Sales & Marketing, Inc.
4.250%, 07/23/2021	528,795	528,039
Aristocrat Leisure, Ltd.
4.750%, 10/20/2021	112,346	112,707
BJ’s Wholesale Club, Inc.
4.500%, 09/26/2019	522,880	522,635
CityCenter Holdings LLC
4.250%, 10/16/2020	204,585	205,266
Delta 2 Lux SARL
4.750%, 07/30/2021	150,000	148,938
Hilton Worldwide Finance LLC
3.500%, 10/26/2020	331,842	332,138
ION Media Networks, Inc.
4.750%, 12/18/2020	178,203	178,426
Neiman Marcus Group, Ltd. LLC
4.250%, 10/25/2020	239,449	238,415
PetSmart, Inc.
5.000%, 03/11/2022	125,000	125,881
Scientific Games International, Inc.
6.000%, 10/01/2021	114,713	114,888
Serta Simmons Holdings LLC
4.250%, 10/01/2019	234,377	234,670
SRAM LLC
4.013%, 04/10/2020	265,099	264,436
The ServiceMaster Company LLC
4.250%, 07/01/2021	445,483	445,762
Town Sports International LLC
4.500%, 11/15/2020	279,120	233,066

The accompanying notes are an integral part of the financial statements.	144

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
TERM LOANS (M) (continued)
Consumer discretionary (continued)
Tribune Media Company
4.000%, 12/27/2020	$556,133	$555,855
		4,513,780
Consumer staples - 0.1%
Albertson’s Holdings LLC
5.500%, 08/25/2021	210,000	211,604
Energy - 0.1%
Arch Coal, Inc.
6.250%, 05/16/2018	123,106	94,945
Seadrill Operating LP
4.000%, 02/21/2021	108,897	86,204
Western Refining, Inc.
4.250%, 11/12/2020	148,125	147,014
		328,163
Financials - 0.4%
ARG IH Corp.
4.750%, 11/15/2020	108,625	108,829
Asurion LLC
4.250%, 07/08/2020	393,985	392,508
8.500%, 03/03/2021	145,000	145,574
Gardner Denver, Inc.
4.250%, 07/30/2020	394,000	373,463
The Brickman Group, Ltd. LLC
4.000%, 12/18/2020	241,942	240,363
		1,260,737
Health care - 0.4%
Brand Energy & Infrastructure
Services, Inc.
4.750%, 11/26/2020	202,438	196,617
Community Health Systems, Inc.
4.250%, 01/27/2021	108,625	109,123
Medpace Holdings, Inc.
4.750%, 04/01/2021	107,547	107,861
Opal Acquisition, Inc.
5.000%, 11/27/2020	493,334	493,334
PRA Holdings, Inc.
4.500%, 09/23/2020	212,596	212,383
Salix Pharmaceuticals, Ltd.
5.500%, 01/02/2020	271,875	271,671
		1,390,989
Industrials - 0.3%
AFGlobal Corp.
5.000%, 12/19/2019	118,206	103,430
Filtration Group, Inc.
4.500%, 11/21/2020	138,250	138,766
Fly Funding II SARL
4.500%, 08/09/2019	154,688	155,074
RBS Global, Inc.
4.000%, 08/21/2020	394,000	393,859
		791,129
Information technology - 0.3%
Avago Technologies Cayman, Ltd.
3.750%, 05/06/2021	116,575	116,750
First Data Corp.
3.674%, 03/24/2018	150,000	149,844
Freescale Semiconductor, Inc.
4.250%, 02/28/2020	320,131	320,703
Zayo Group LLC
4.000%, 07/02/2019	393,431	393,738
		981,035
Materials - 0.4%
Berry Plastics Group, Inc.
3.750%, 01/06/2021	548,197	548,273
Coveris Holdings SA
5.250%, 05/08/2019	222,188	222,928
FMG Resources August 2006 Pty, Ltd.
3.750%, 06/30/2019	391,024	353,178
		1,124,379
Telecommunication services - 0.3%
Intelsat Jackson Holdings SA
3.750%, 06/30/2019	647,000	644,250
Level 3 Financing, Inc.
4.000%, 01/15/2020	200,000	200,292
		844,542
TOTAL TERM LOANS (Cost $11,577,226)		$11,446,358

COLLATERALIZED MORTGAGE
OBLIGATIONS - 13.1%
Commercial and residential - 12.9%
Adjustable Rate Mortgage Trust,
Series 2005-10, Class 6A21
0.673%, 01/25/2036 (P)	125,239	108,039
Alternative Loan Trust
Series 2005-56, Class 5A1,
0.493%, 11/25/2035 (P)	183,859	150,509
Series 2006-9T1, Class A1,
5.750%, 05/25/2036	214,954	179,486
Series 2007-19, Class 2A1,
6.500%, 08/25/2037	103,335	72,759
Series 2007-9T1, Class 2A1,
6.000%, 05/25/2037	1,868	1,543
American Home Mortgage Assets Trust
Series 2006-2, Class 2A1,
0.363%, 09/25/2046 (P)	60,354	45,088
Series 2006-3, Class 2A11,
1.067%, 10/25/2046 (P)	76,513	54,459
Series 2007-2, Class A1,
0.298%, 03/25/2047 (P)	46,876	37,307
Banc of America Commercial
Mortgage Trust, Series 2007-4,
Class A4 5.750%, 02/10/2051 (P)	674,856	733,035
Banc of America Funding Trust,
Series 2006-H, Class 6A1
0.366%, 10/20/2036 (P)	175,732	131,287
BBCMS Trust, Series 2013-TYSN,
Class A2 3.756%, 09/05/2032 (S)	330,000	355,498
BCAP LLC Trust, Series 2006-AA2,
Class A1 0.343%, 01/25/2037 (P)	279,603	221,576
Bear Stearns Alt-A Trust, Series 2005-9,
Class 11A1 0.693%, 11/25/2035 (P)	100,246	83,677
Bear Stearns Commercial
Mortgage Securities Trust
Series 2007-PW16, Class A4,
5.707%, 06/11/2040 (P)	300,000	323,479
Series 2007-T26, Class A4,
5.471%, 01/12/2045 (P)	327,558	348,722

The accompanying notes are an integral part of the financial statements.	145

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Bear Stearns Mortgage Funding Trust,
Series 2006-AR3, Class 1A1
0.354%, 10/25/2036 (P)	$25,138	$19,643
Chase Mortgage Finance Trust,
Series 2005-S3, Class A10
5.500%, 11/25/2035	290,000	284,840
CHL Mortgage Pass-Through Trust
Series 2005-2, Class 2A3,
0.513%, 03/25/2035 (P)	23,024	18,853
Series 2007-12, Class A9,
5.750%, 08/25/2037	162,902	154,994
Series 2007-HY1, Class 1A1,
2.667%, 04/25/2037 (P)	27,360	24,496
Series 2007-HY4, Class 1A1,
2.550%, 09/25/2047 (P)	337,626	300,990
Citigroup Commercial Mortgage Trust
Series 2008-C7, Class A4,
6.130%, 12/10/2049 (P)	253,493	277,002
Series 2013-GC15, Class A4,
4.371%, 09/10/2046 (P)	785,000	887,216
Series 2014-GC19, Class A4,
4.023%, 03/10/2047	395,000	434,593
Series 2014-GC23, Class XA IO,
1.148%, 07/10/2047	2,514,889	194,919
Citigroup/Deutsche Bank
Commercial Mortgage Trust
Series 2006-CD2, Class A4,
5.298%, 01/15/2046 (P)	448,203	456,807
Series 2005-CD1, Class A4,
5.225%, 07/15/2044 (P)	740,521	744,057
Series 2007-CD4, Class A4,
5.322%, 12/11/2049	850,000	894,838
Commercial Mortgage Loan Trust,
Series 2008-LS1, Class A4B
6.028%, 12/10/2049 (P)	651,430	696,468
Commercial Mortgage Pass
Through Certificates
Series 2006-C7, Class A4,
5.751%, 06/10/2046 (P)	460,302	477,037
Series 2013-300P, Class A1,
4.353%, 08/10/2030 (S)	260,000	290,378
Series 2013-CR12, Class A4,
4.046%, 10/10/2046	405,111	447,588
Series 2013-CR9, Class A4,
4.235%, 07/10/2045 (P)	300,109	337,287
Series 2013-WWP, Class A2,
3.424%, 03/10/2031 (S)	800,000	838,517
Series 2014-CR16, Class A4,
4.051%, 04/10/2047	480,000	528,667
Series 2014-CR17, Class A5,
3.977%, 05/10/2047	390,000	428,347
Series 2014-CR18, Class A5,
3.828%, 07/15/2047	635,000	687,744
Series 2014-LC15, Class A4,
4.006%, 04/10/2047	305,000	334,751
Series 2014-UBS2, Class A5,
3.961%, 03/10/2047	425,000	464,552
Series 2014-UBS4, Class A5,
3.694%, 08/10/2047	465,000	496,570
Credit Suisse First Boston Mortgage
Securities Corp., Series 2005-C3,
Class AJ 4.771%, 07/15/2037	255,000	255,295
Credit Suisse Mortgage Capital
Certificates Trust, Series 2006-C4,
Class A3 5.467%, 09/15/2039	531,681	555,705
Deutsche Alt-A Securities Mortgage
Loan Trust, Series 2007-AR2, Class A1
0.323%, 03/25/2037 (P)	139,950	100,264
First Horizon Alternative Mortgage
Securities Trust, Series 2005-AA9,
Class 3A1 2.281%, 11/25/2035 (P)	6,556	5,425
FREMF Mortgage Trust
Series 2010-K8, Class B,
5.238%, 09/25/2043 (P)(S)	520,000	585,221
Series 2012-K706, Class B,
4.027%, 11/25/2044 (P)(S)	380,000	401,829
Series 2014-K503, Class B,
3.010%, 10/25/2047 (P)(S)	465,000	471,374
General Electric Capital Assurance
Company, Series 2003-1, Class A5
5.743%, 05/12/2035 (P)(S)	570,725	634,441
GMACM Mortgage Loan Trust
Series 2005-AR5, Class 4A1,
2.943%, 09/19/2035 (P)	90,282	84,279
Series 2006-AR1, Class 1A1,
2.982%, 04/19/2036 (P)	452,924	401,214
GS Mortgage Securities Trust
Series 2012-ALOH, Class A,
3.551%, 04/10/2034 (S)	670,000	715,833
Series 2014-GC20, Class A5,
3.862%, 06/10/2047	610,000	664,064
Series 2014-GC20, Class A5,
3.998%, 04/10/2047	395,000	433,931
GSR Mortgage Loan Trust,
Series 2006-AR1, Class 2A1
2.630%, 01/25/2036 (P)	22,846	20,856
HarborView Mortgage Loan Trust
Series 2005-8, Class 1A2A,
0.507%, 09/19/2035 (P)	94,067	74,379
Series 2006-12, Class 2A13,
0.417%, 12/19/2036 (P)	435,106	307,790
Series 2006-12, Class 2A2A,
0.367%, 01/19/2038 (P)	136,084	114,951
Highbridge Loan Management Trust,
Series 2015-6A, Class A
1.790%, 05/05/2027 (S)	485,000	483,254
Hilton USA Trust, Series 2013-HLT,
Class AFX 2.662%, 11/05/2030 (S)	825,000	826,771
IndyMac INDA Mortgage Loan Trust,
Series 2006-AR3, Class 1A1
2.578%, 12/25/2036 (P)	158,205	137,337
IndyMac INDX Mortgage Loan Trust,
Series 2005-AR13, Class 1A1
2.505%, 08/25/2035 (P)	109,350	87,656
JPMBB Commercial
Mortgage Securities Trust
Series 2014-C19, Class A4,
3.997%, 04/15/2047	395,000	433,704
Series 2014-C21, Class A5,
3.775%, 08/15/2047	310,000	334,705
Series 2014-C22, Class A4,
3.801%, 09/15/2047	310,000	334,389
Series 2013-C17, Class A4,
4.199%, 01/15/2047	250,000	278,570

The accompanying notes are an integral part of the financial statements.	146

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2007-CB19, Class A4,
5.693%, 02/12/2049 (P)	$600,000	$646,069
Series 2008-C2, Series A4,
6.068%, 02/12/2051	432,970	472,152
Series 2012-WLDN, Class A,
3.905%, 05/05/2030 (S)	475,000	505,018
Series 2013-C16, Class A4,
4.166%, 12/15/2046	530,000	589,356
Series 2006-CB14, Class A4,
5.481%, 12/12/2044 (P)	843,905	861,427
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047	897,175	944,885
JPMorgan Mortgage Trust,
Series 2006-A3, Class 3A2
2.611%, 05/25/2036 (P)	43,742	38,814
LB-UBS Commercial Mortgage Trust
Series 2007-C6, Class A4,
5.858%, 07/15/2040 (P)	580,876	609,463
Series 2006-C4, Class A4,
5.822%, 06/15/2038 (P)	983,298	1,024,429
Series 2007-C2, Class A3,
5.430%, 02/15/2040	302,024	322,075
Lehman XS Trust, Series 2006-16N,
Class A4A 0.363%, 11/25/2046 (P)	325,615	271,831
Merrill Lynch Mortgage Investors Trust,
Series 2005-A4, Class 1A
2.543%, 07/25/2035 (P)	385,650	319,193
Merrill Lynch Mortgage Trust,
Series 2006-C1, Class A4
5.658%, 05/12/2039 (P)	500,000	515,665
Merrill Lynch/Countrywide
Commercial Mortgage Trust
Series 2007-5, Class A4,
5.378%, 08/12/2048	723,876	765,002
Series 2007-7, Class A4,
5.735%, 06/12/2050 (P)	589,500	635,650
Series 2007-9, Class A4,
5.700%, 09/12/2049	445,000	477,006
Morgan Stanley Bank of America
Merrill Lynch Trust
Series 2014-C14, Class A5,
4.064%, 02/15/2047	135,000	148,967
Series 2014-C17, Class A5,
3.741%, 08/15/2047	615,000	661,264
Series 2014-C19, Class XA IO,
1.170%, 12/15/2047	1,607,527	119,100
Morgan Stanley Capital I Trust
Series 2006-IQ12, Class A4,
5.332%, 12/15/2043	855,275	898,463
Series 2007-IQ14, Class A4,
5.685%, 04/15/2049 (P)	600,053	643,432
Series 2007-IQ16, Class A4,
5.809%, 12/12/2049	431,652	467,851
Series 2007-T27, Class A4,
5.654%, 06/11/2042 (P)	150,000	162,602
Series 2014-MP, Class A,
3.469%, 08/11/2029 (S)	475,000	499,943
OBP Depositor LLC Trust,
Series 2010-OBP, Class A
4.646%, 07/15/2045 (S)	311,000	349,122
Residential Accredits Loans, Inc. Trust
Series 2006-QO7, Class 1A1,
0.927%, 09/25/2046 (P)	324,670	220,155
Series 2007-QH9, Class A1,
1.388%, 11/25/2037 (P)	174,089	113,613
RFMSI Series Trust, Series 2007-SA2,
Class 2A1 3.031%, 04/25/2037 (P)	46,326	40,290
Sequoia Mortgage Trust, Series 2007-3,
Class 2AA1 2.493%, 07/20/2037 (P)	32,199	26,967
Springleaf Mortgage Loan Trust,
Series 2013-2A, Class M1
3.520%, 12/25/2065 (P)(S)	605,000	616,709
Structured Adjustable Rate Mortgage
Loan Trust, Series 2004-13, Class A2
0.473%, 09/25/2034 (P)	38,744	34,360
UBS-Barclays Commercial
Mortgage Trust, Series 2013-C5,
Class A4 3.185%, 03/10/2046	450,000	468,361
Wells Fargo Mortgage
Backed Securities Trust
Series 2005-AR16, Class 4A8,
2.613%, 10/25/2035 (P)	225,000	216,401
Series 2014-LC16, Class A5,
3.817%, 08/15/2050	310,000	336,192
Series 2006-AR16, Class A1,
2.489%, 10/25/2036 (P)	277,966	258,661
WF-RBS Commercial Mortgage Trust
Series 2013-C15, Class A4,
4.153%, 08/15/2046 (P)	325,000	361,893
Series 2014-C19, Class A5,
4.101%, 03/15/2047	304,634	337,737
Series 2014-C20, Class A5,
3.995%, 05/15/2047	600,000	659,561
Series 2014-C21, Class A5,
3.678%, 08/15/2047	485,000	520,733
Series 2014-LC14, Class A5,
4.045%, 03/15/2047	600,000	661,757
U.S. Government Agency - 0.2%
Federal National Mortgage Association
Series 2014-04, Class 1M2,
5.073%, 11/25/2024 (P)	95,000	100,155
Series 2014-C02, Class 2M2,
2.773%, 05/25/2024 (P)	40,000	36,744
Series 2014-C03, Class 1M2,
3.173%, 07/25/2024 (P)	220,000	206,981
Series 2014-C03, Class 2M2,
3.073%, 07/25/2024 (P)	155,000	144,883
Government National Mortgage
Association, Series 2006-38, Class XS
IO 7.075%, 09/16/2035	157,249	31,107
		519,870
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $40,389,933)		$40,652,894

ASSET BACKED SECURITIES - 8.8%
ABFC Trust, Series 2006-HE1, Class A2D
0.393%, 01/25/2037 (P)	185,796	115,394
Apidos CLO XX, Series 2015-20A,
Class A1 1.766%, 01/16/2027 (P)(S)	700,000	700,058
Atlas Senior Loan Fund V, Ltd.,
Series 2014-1A, Class A
1.804%, 07/16/2026 (P)(S)	265,000	265,160

The accompanying notes are an integral part of the financial statements.	147

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
CAL Funding II, Ltd., Series 2012-1A,
Class A 3.470%, 10/25/2027 (S)	$151,667	$152,651
Carlyle Global Market
Strategies CLO, Ltd.
Series 2014-4, Class B,
2.700%, 10/15/2026 (P)(S)	305,000	306,390
Series 2014-4A, Class A1,
1.750%, 10/15/2026 (P)(S)	425,000	424,986
Cent CLO 17, Ltd., Series 2013-17A,
Class A1 1.554%, 01/30/2025 (P)(S)	665,000	657,364
Cent CLO 21, Ltd., Series 2014-21A,
Class A1A 1.746%, 07/27/2026 (P)(S)	595,000	594,507
Cent CLO 22, Ltd., Series 2014-22A,
Class A1 1.713%, 11/07/2026 (P)(S)	445,000	444,558
Cent CLO 23, Ltd.
Series 2015-23A, Class A1,
1.750%, 04/17/2026 (P)(S)	770,000	770,000
Series 2015-23A, Class A2A,
2.460%, 04/17/2026 (P)(S)	310,000	309,008
CPS Auto Trust
Series 2012-C, Class A,
1.820%, 12/16/2019 (S)	127,619	127,989
Series 2013-D, Class A,
1.540%, 07/16/2018 (S)	166,647	166,582
Credit Acceptance Auto Loan Trust
Series 2013-1A, Class A,
1.210%, 10/15/2020 (S)	505,000	505,329
Series 2013-2A, Class A,
1.500%, 04/15/2021 (S)	450,000	451,306
Series 2014-1A, Class A,
1.550%, 10/15/2021 (S)	700,000	699,089
Series 2014-2A, Class A,
1.880%, 03/15/2022 (S)	770,000	772,630
Dryden Senior Loan Fund,
Series 2015-38A, Class A
1.730%, 07/15/2027 (P)(S)	660,000	660,000
Dryden XXIV Senior Loan Fund,
Series 2012-24A, Class B
2.507%, 11/15/2023 (P)(S)	475,000	475,067
First Investors Auto Owner Trust
Series 2013-1A, Class B,
1.810%, 10/15/2018 (S)	120,000	120,602
Series 2013-3A, Class A3,
1.440%, 10/15/2019 (S)	360,000	361,038
Series 2014-1A, Class A3,
1.490%, 01/15/2020 (S)	245,000	245,489
Series 2014-3A, Class A3,
1.670%, 11/16/2020 (S)	635,000	636,080
Series 2014-3A, Class B,
2.390%, 11/16/2020 (S)	170,000	170,840
Flagship Credit Auto Trust, Series 2014-1,
Class A 1.210%, 04/15/2019 (S)	182,576	182,246
Ford Credit Floorplan Master
Owner Trust A, Series 2014-1, Class B
1.400%, 02/15/2019	150,000	150,558
Galaxy XIX CLO, Ltd., Series 2015-19A,
Class A1A 1.811%, 01/24/2027 (P)(S)	895,000	895,151
Galaxy XVII CLO, Ltd., Series 2014-17A,
Class B 2.344%, 07/15/2026 (P)(S)	530,000	530,653
GM Financial Automobile Leasing Trust,
Series 2014-2A, Class B
1.960%, 03/20/2018 (S)	130,000	130,430
GSAA Home Equity Trust
Series 2006-15, Class AF6,
5.876%, 09/25/2036 (P)	579,355	340,523
Series 2006-20, Class 2A1A,
0.223%, 12/25/2046 (P)	565,115	392,901
Series 2007-3, Class 1A2,
0.343%, 03/25/2047 (P)	549,833	282,439
Series 2006-10, Class AF3,
5.985%, 06/25/2036 (P)	231,020	134,873
GSAA Trust, Series 2005-7, Class AF4
5.058%, 05/25/2035 (P)	325,000	288,777
GSAMP Trust, Series 2007-FM2,
Class A2B 0.263%, 01/25/2037 (P)	347,965	210,179
Huntington Auto Trust, Series 2012-1,
Class B 1.710%, 08/15/2017	291,000	292,858
Louisiana Local Government
Environmental Facilities &
Communities Development Authority,
Series 2010-ELL, Class A2
2.470%, 02/01/2019	847,465	861,584
Madison Park Funding XII, Ltd.,
Series 2014-12A, Class B1
2.407%, 07/20/2026 (P)(S)	530,000	530,679
Magnetite XII, Ltd., Series 2015-12A,
Class A 1.816%, 04/15/2027 (P)(S)	555,000	555,168
Newcastle Mortgage Securities Trust,
Series 2007-1, Class 2A3
0.403%, 04/25/2037 (P)	175,000	115,784
Oaktree EIF II Series A1, Ltd.,
Series 2015-B1A, Class A
1.908%, 02/15/2026 (P)(S)	775,000	774,988
OHA Credit Partners VII, Ltd.,
Series 2012-7A, Class A
1.680%, 11/20/2023 (P)(S)	565,000	563,431
OHA Loan Funding, Ltd., Series 2015-1A,
Class A 1.769%, 02/15/2027 (P)(S)	910,000	909,964
Prestige Auto Receivables Trust,
Series 2012-1, Class B
2.490%, 04/16/2018 (S)	336,000	339,883
Race Point IX CLO, Ltd., Series 2015-9A,
Class A1 1.768%, 04/15/2027 (P)(S)	945,000	945,000
Santander Drive Auto Receivables Trust
Series 2012-5, Class B,
1.560%, 08/15/2018	366,625	367,228
Series 2013-5, Class B,
1.550%, 10/15/2018	475,000	477,014
Series 2013-5, Class C,
2.250%, 06/17/2019	110,000	111,231
Series 2014-1, Class C,
2.360%, 04/15/2020	470,000	473,705
Series 2014-4, Class B,
1.820%, 05/15/2019	185,000	185,264
Securitized Asset Backed
Receivables LLC Trust,
Series 2006-HE1, Class A2B
0.263%, 07/25/2036 (P)	192,126	94,602
Sound Point CLO IV, Ltd.,
Series 2013-3A, Class A
1.626%, 01/21/2026 (P)(S)	623,000	617,058
Sound Point CLO VIII,Ltd.,
Series 2015-1A, Class A
1.000%, 04/15/2027 (P)(S)	755,000	753,113

The accompanying notes are an integral part of the financial statements.	148

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Soundview Home Loan Trust,
Series 2007-OPT2, Class 2A3
0.353%, 07/25/2037 (P)	$45,000	$28,032
SpringCastle America Funding LLC,
Series 2014-AA, Class A
2.700%, 05/25/2023 (S)	682,544	684,255
Springleaf Funding Trust,
Series 2014-AA, Class A
2.410%, 12/15/2022 (S)	715,000	715,293
Treman Park CLO LLC, Series 2015-1A,
Class A 1.760%, 04/20/2027 (P)(S)	775,000	775,000
Volvo Financial Equipment LLC,
Series 2012-1A, Class B
1.510%, 08/15/2017 (S)	176,000	176,278
Voya CLO, Ltd.
Series 2012-3AR, Class BR,
2.215%, 10/15/2022 (P)(S)	550,000	550,000
Series 2015-1A, Class A1,
1.742%, 04/18/2027 (P)(S)	730,000	728,197
Series 2015-1A, Class A2,
2.362%, 04/18/2027 (P)(S)	255,000	254,903
Westlake Automobile Receivables Trust,
Series 2014-2A, Class B
1.580%, 04/15/2020 (S)	795,000	797,057
TOTAL ASSET BACKED SECURITIES (Cost $27,224,230)		$27,348,416

PREFERRED SECURITIES - 0.2%
Financials - 0.2%
Citigroup Capital XIII (7.875% to
10/30/2015, then
3 month LIBOR + 6.370%)	23,000	$609,960
TOTAL PREFERRED SECURITIES (Cost $644,000)		$609,960

PURCHASED OPTIONS - 0.0%
Call options - 0.0%
Over the Counter on the EUR vs. USD
(Expiration Date: 08/20/2015; Strike
Price: EUR 1.14; Counterparty: Bank of
America NA) (I)	185,000	1,399
Put options - 0.0%
Over the Counter on 10 Year Interest Rate
Swap. Receive a fixed rate of 3.500%
and pay a floating rate based on 1-year
LIBOR (Expiration Date: 04/29/2015;
Strike Rate: 3.500%; Counterparty:
Goldman Sachs & Company) (I)	4,695,000	0
TOTAL PURCHASED OPTIONS (Cost $88,808)		$1,399

SECURITIES LENDING COLLATERAL - 0.0%
John Hancock
Collateral Trust, 0.1102% (W)(Y)	13,194	132,010
TOTAL SECURITIES LENDING
COLLATERAL (Cost $132,016)		$132,010

SHORT-TERM INVESTMENTS - 29.7%
U.S. Government Agency - 12.2%
Federal Home Loan Bank Discount Notes
0.065%, 06/03/2015*	$38,000,000	$37,995,934
Repurchase agreement - 17.5%
Deutsche Bank Tri-Party Repurchase
Agreement dated 03/31/2015 at 0.150%
to be repurchased at $27,100,113 on
04/01/2015, collateralized by
$23,156,000 Federal National Mortgage
Association, 6.030% due 10/08/2027
(valued at $15,975,324, including
interest) and $11,668,000 Federal Home
Loan Bank Discount Notes, 0.003% due
04/22/2015 (valued at $11,667,650,
including interest)	27,100,000	27,100,000
Goldman Sachs Tri-Party Repurchase
Agreement dated 03/31/2015 at 0.150%
to be repurchased at $27,400,114 on
04/01/2015, collateralized by
$20,926,508 Government National
Mortgage Association, 3.350% - 4.230%
due 04/15/2030 - 1/15/2047 (valued at
$22,349,652, including interest) and
$5,297,513 Federal National Mortgage
Association, 2.240% - 3.000% due
06/01/2027 - 02/01/2045 (valued at
$5,598,349, including interest)	27,400,000	27,400,000
		54,500,000
TOTAL SHORT-TERM INVESTMENTS (Cost $92,495,677)		$92,495,934
Total Investments (Investment Quality Bond Trust)
(Cost $419,279,574) - 136.5%		$424,727,626
Other assets and liabilities, net - (36.5%)		(113,562,384)
TOTAL NET ASSETS - 100.0%		$311,165,242

Lifestyle Aggressive MVP

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 98.3%
Equity - 98.3%
All Cap Core, Series NAV (QS Investors)	466,131	$13,405,920
Alpha Opportunities, Series NAV (Wellington)	2,278,152	32,053,602
Blue Chip Growth, Series NAV (T.
Rowe Price)	891,671	33,883,484
Capital Appreciation, Series NAV (Jennison)	1,697,786	27,775,786
Emerging Markets Value, Series NAV (DFA)	3,729,586	33,081,431
Equity-Income, Series NAV (T. Rowe Price)	2,380,433	44,966,380
Fundamental Large Cap Value, Series NAV
(John Hancock) (A)(1)	2,565,597	44,949,263
International Core, Series NAV (GMO)	1,803,931	19,915,402
International Growth Opportunities,
Series NAV (Baillie Gifford)	567,706	7,539,133
International Growth Stock,
Series NAV (Invesco)	820,286	14,092,518
International Value, Series NAV (Templeton)	1,616,631	21,097,031
Mid Cap Stock, Series NAV (Wellington)	825,079	16,328,318
Mid Value, Series NAV (T. Rowe Price)	780,680	11,179,332
Real Estate Securities, Series NAV (Deutsche)	473,355	8,804,406
Small Cap Growth, Series NAV (Wellington)	355,960	4,406,790
Small Cap Opportunities,
Series NAV (DFA/Invesco)	182,828	5,983,958
Small Cap Value, Series NAV (Wellington)	116,104	2,968,785

The accompanying notes are an integral part of the financial statements.	149

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Lifestyle Aggressive MVP (continued)

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) (continued)
Equity (continued)
Small Company Growth,
Series NAV (Invesco) (I)	98,561	$2,876,011
Small Company Value, Series NAV (T.
Rowe Price)	137,087	3,432,658
Strategic Equity Allocation, Series NAV
(John Hancock) (A)(1)	1,724,367	30,314,378
Strategic Growth, Series NAV
(John Hancock) (A)(1)	1,675,672	27,732,371
U.S. Equity, Series NAV (GMO)	1,370,912	26,719,066

SHORT-TERM INVESTMENTS - 0.8%
Commercial paper - 0.4%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
0.180%, 04/01/2015*	$310,000	$310,000
Caisse Centrale Desjardins
0.004%, 04/02/2015*	310,000	309,999
National Rural Utilities Cooperative
Finance Corp.
0.078%, 04/16/2015*	260,000	259,987
Novartis Finance Corp.
0.053%, 04/10/2015*	280,000	279,993
Parker-Hannifin Corp.
0.061%, 04/16/2015*	180,000	179,993
Swedbank AB
0.046%, 04/07/2015*	280,000	279,995
U.S. Treasury Notes - 0.4%
U.S. Treasury Notes
0.250%, 07/31/2015 to 08/15/2015 *	1,655,000	1,655,647
0.375%, 06/15/2015 *	310,000	310,170
Total Investments (Lifestyle Aggressive MVP)
(Cost $366,869,293) - 99.1%		$437,091,807
Other assets and liabilities, net - 0.9%		3,897,343
TOTAL NET ASSETS - 100.0%		$440,989,150

Lifestyle Aggressive PS Series

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 80.9%
Equity - 80.9%
Strategic Equity Allocation, Series NAV
(John Hancock) (A)(1)	1,035,487	$18,203,866
UNAFFILIATED INVESTMENT COMPANIES - 19.2%
Exchange-traded funds - 19.2%
Financial Select Sector SPDR Fund	21,576	$520,197
Vanguard Energy ETF	2,316	253,092
Vanguard FTSE Emerging Markets ETF	29,261	1,195,897
Vanguard Health Care ETF	2,070	280,526
Vanguard Information Technology ETF	6,374	678,958
Vanguard Materials ETF	780	84,648
Vanguard Mid-Cap ETF	5,347	709,547
Vanguard REIT ETF	2,653	223,038
Vanguard Small-Cap ETF	3,031	371,479
Total Investments (Lifestyle Aggressive PS Series)
(Cost $21,681,994) - 100.1%		$22,521,248
Other assets and liabilities, net - (0.1%)		(15,570)
TOTAL NET ASSETS - 100.0%		$22,505,678

Lifestyle Balanced MVP

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 99.2%
Equity - 50.8%
All Cap Core, Series NAV (QS Investors)	3,237,807	$93,119,331
Alpha Opportunities, Series NAV (Wellington)	16,305,236	229,414,674
Blue Chip Growth, Series NAV (T.
Rowe Price)	4,970,728	188,887,674
Capital Appreciation, Series NAV (Jennison)	10,395,085	170,063,583
Emerging Markets Value, Series NAV (DFA)	31,839,834	282,419,328
Equity-Income, Series NAV (T. Rowe Price)	14,814,625	279,848,261
Fundamental Large Cap Value, Series NAV
(John Hancock) (A)(1)	14,564,436	255,168,921
International Core, Series NAV (GMO)	18,869,450	208,318,723
International Growth Opportunities,
Series NAV (Baillie Gifford)	6,330,106	84,063,812
International Growth Stock,
Series NAV (Invesco)	8,827,386	151,654,498
International Value, Series NAV (Templeton)	17,469,904	227,982,250
Mid Cap Stock, Series NAV (Wellington)	6,500,996	128,654,719
Mid Value, Series NAV (T. Rowe Price)	9,061,086	129,754,753
Small Cap Growth, Series NAV (Wellington)	4,386,222	54,301,424
Small Cap Value, Series NAV (Wellington)	2,147,020	54,899,292
Small Company Growth,
Series NAV (Invesco) (I)	1,526,394	44,540,171
Small Company Value, Series NAV (T.
Rowe Price)	2,591,941	64,902,213
Strategic Equity Allocation, Series NAV
(John Hancock) (A)(1)	114,968,417	2,021,144,772
Strategic Growth, Series NAV
(John Hancock) (A)(1)	10,259,684	169,797,767
U.S. Equity, Series NAV (GMO)	9,416,649	183,530,492
Fixed income - 48.0%
Bond, Series NAV (John Hancock) (A)(1)	216,571,239	3,010,340,228
Core Bond, Series NAV (Wells Capital)	30,599,885	409,732,466
Global Bond, Series NAV (PIMCO)	15,656,756	193,830,637
New Income, Series NAV (T. Rowe Price)	53,549,799	710,070,341
Short Term Government Income, Series NAV
(John Hancock) (A)(1)	5,498,189	68,617,404
Total Return, Series NAV (PIMCO)	24,649,301	345,090,208
Alternative - 0.4%
Global Conservative Absolute Return,
Series NAV (Standard Life)	3,645,564	36,163,996
SHORT-TERM INVESTMENTS - 0.4%
Commercial paper - 0.2%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
0.180%, 04/01/2015*	$3,045,000	$3,045,000
Caisse Centrale Desjardins
0.004%, 04/02/2015*	3,045,000	3,044,989
National Rural Utilities Cooperative
Finance Corp.
0.066%, 04/16/2015*	2,850,000	2,849,858
Novartis Finance Corp.
0.053%, 04/10/2015*	3,030,000	3,029,924
Parker-Hannifin Corp.
0.065%, 04/16/2015*	1,970,000	1,969,918
Swedbank AB
0.042%, 04/07/2015*	3,030,000	3,029,950
U.S. Treasury Notes - 0.2%
U.S. Treasury Notes
0.375%, 06/15/2015 *	6,265,000	6,268,427
2.125%, 05/31/2015 *	5,500,000	5,516,759

The accompanying notes are an integral part of the financial statements.	150

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Lifestyle Balanced MVP (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS (continued)
U.S. Treasury Notes (continued)
U.S. Treasury Notes (continued)
2.500%, 04/30/2015 *	$6,555,000	$6,566,779
Total Investments (Lifestyle Balanced MVP)
(Cost $8,619,728,810) - 99.6%		$9,831,633,542
Other assets and liabilities, net - 0.4%		43,428,391
TOTAL NET ASSETS - 100.0%		$9,875,061,933

Lifestyle Balanced PS Series

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 49.8%
Strategic Equity Allocation, Series NAV
(John Hancock) (A)(2)	29,006,114	$509,927,481
Fixed income - 50.2%
Bond Trust, Series NAV (John Hancock) (A)(1)	37,023,517	514,626,895
Total Investments (Lifestyle Balanced PS Series)
(Cost $989,612,550) - 100.0%		$1,024,554,376
Other assets and liabilities, net - 0.0%		(32,710)
TOTAL NET ASSETS - 100.0%		$1,024,521,666

Lifestyle Conservative MVP

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 98.9%
Equity - 19.9%
Blue Chip Growth, Series NAV (T.
Rowe Price)	472,711	$17,963,031
Capital Appreciation, Series NAV (Jennison)	603,971	9,880,967
Equity-Income, Series NAV (T. Rowe Price)	1,478,105	27,921,397
Fundamental All Cap Core, Series NAV
(John Hancock) (A)(1)	2,337,760	35,697,591
International Core, Series NAV (GMO)	2,973,371	32,826,013
International Growth Opportunities,
Series NAV (Baillie Gifford)	447,089	5,937,344
International Growth Stock,
Series NAV (Invesco)	553,440	9,508,091
International Value, Series NAV (Templeton)	2,710,750	35,375,294
Mid Cap Stock, Series NAV (Wellington)	460,528	9,113,848
Mid Value, Series NAV (T. Rowe Price)	640,329	9,169,507
Small Cap Growth, Series NAV (Wellington)	589,965	7,303,761
Small Cap Value, Series NAV (Wellington)	471,440	12,054,731
Strategic Equity Allocation, Series NAV
(John Hancock) (A)(1)	8,053,965	141,588,703
Fixed income - 78.3%
Bond, Series NAV (John Hancock) (A)(1)	64,523,327	896,874,252
Core Bond, Series NAV (Wells Capital)	8,971,968	120,134,649
Global Bond, Series NAV (PIMCO)	4,810,447	59,553,339
New Income, Series NAV (T. Rowe Price)	15,773,370	209,154,889
Short Term Government Income, Series NAV
(John Hancock) (A)(1)	1,580,393	19,723,305
Total Return, Series NAV (PIMCO)	6,420,061	89,880,858
Alternative - 0.7%
Global Conservative Absolute Return,
Series NAV (Standard Life)	1,192,189	11,826,518

SHORT-TERM INVESTMENTS - 0.7%
Commercial paper - 0.3%
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.180%,
04/01/2015 *	$855,000	$855,000
Caisse Centrale Desjardins 0.004%,
04/02/2015 *	845,000	844,997
National Rural Utilities Cooperative
Finance Corp. 0.067%, 04/16/2015 *	835,000	834,958
Novartis Finance Corp. 0.052%, 04/10/2015 *	855,000	854,979
Parker-Hannifin Corp. 0.065%, 04/16/2015 *	555,000	554,977
Swedbank AB 0.042%, 04/07/2015 *	855,000	854,986
U.S. Treasury Notes - 0.5%
U.S. Treasury Notes
0.250%, 07/31/2015 to 08/15/2015 *	2,915,000	2,916,140
0.375%, 06/15/2015 *	1,770,000	1,770,968
2.125%, 05/31/2015 *	1,700,000	1,705,180
2.500%, 04/30/2015 *	1,655,000	1,657,974
Total Investments (Lifestyle Conservative MVP)
(Cost $1,717,629,138) - 99.6%		$1,774,338,247
Other assets and liabilities, net - 0.4%		6,690,080
TOTAL NET ASSETS - 100.0%		$1,781,028,327

Lifestyle Conservative PS Series

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity
Strategic Equity Allocation, Series NAV
(John Hancock) (A)(1)	2,209,408	$38,841,401
Fixed income
Bond, Series NAV (John Hancock) (A)(1)	11,297,322	157,032,772
Total Investments (Lifestyle Conservative PS Series)
(Cost $191,673,220) - 100.0%		$195,874,173
Other assets and liabilities, net - 0.0%		(20,333)
TOTAL NET ASSETS - 100.0%		$195,853,840

Lifestyle Growth MVP

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 98.9%
Equity - 71.9%
All Cap Core, Series NAV (QS Investors)	4,633,644	$133,263,608
Alpha Opportunities, Series NAV (Wellington)	31,363,081	441,278,553
Blue Chip Growth, Series NAV (T.
Rowe Price)	9,971,803	378,928,508
Capital Appreciation, Series NAV (Jennison)	20,699,673	338,646,643
Emerging Markets Value, Series NAV (DFA)	49,615,761	440,091,799
Equity-Income, Series NAV (T. Rowe Price)	28,817,854	544,369,269
Fundamental Large Cap Value, Series NAV
(John Hancock) (A)(1)	29,492,625	516,710,784

The accompanying notes are an integral part of the financial statements.	151

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Lifestyle Growth MVP (continued)

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) (continued)
Equity (continued)
International Core, Series NAV (GMO)	27,619,938	$304,924,116
International Growth Opportunities,
Series NAV (Baillie Gifford)	9,810,146	130,278,737
International Growth Stock,
Series NAV (Invesco)	12,992,421	223,209,800
International Value, Series NAV (Templeton)	26,933,172	351,477,897
Mid Cap Stock, Series NAV (Wellington)	8,639,703	170,979,724
Mid Value, Series NAV (T. Rowe Price)	12,027,718	172,236,928
Small Cap Growth, Series NAV (Wellington)	7,197,779	89,108,501
Small Cap Opportunities,
Series NAV (DFA/Invesco)	2,266,270	74,175,027
Small Cap Value, Series NAV (Wellington)	2,802,527	71,660,620
Small Company Growth,
Series NAV (Invesco) (I)	2,498,897	72,917,824
Small Company Value, Series NAV (T.
Rowe Price)	4,217,457	105,605,124
Strategic Equity Allocation, Series NAV
(John Hancock) (A)(1)	202,895,055	3,566,895,068
Strategic Growth, Class NAV
(John Hancock) (A)(1)	20,430,050	338,117,324
U.S. Equity, Series NAV (GMO)	21,028,653	409,848,456
Fixed income - 26.7%
Bond, Series NAV (John Hancock) (A)(1)	146,242,131	2,032,765,625
Core Bond, Series NAV (Wells Capital)	22,784,362	305,082,608
Global Bond, Series NAV (PIMCO)	11,232,921	139,063,557
New Income, Series NAV (T. Rowe Price)	39,820,227	528,016,205
Short Term Government Income, Series NAV
(John Hancock) (A)(1)	3,509,953	43,804,211
Total Return, Series NAV (PIMCO)	18,235,731	255,300,233
Alternative - 0.3%
Global Conservative Absolute Return,
Series NAV (Standard Life)	3,907,769	38,765,068
SHORT-TERM INVESTMENTS - 0.5%
Commercial paper - 0.2%
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.180%,
04/01/2015 *	$4,405,000	$4,405,000
Caisse Centrale Desjardins 0.046%,
04/02/2015 *	4,420,000	4,419,983
National Rural Utilities Cooperative
Finance Corp. 0.067%, 04/16/2015 *	4,685,000	4,684,766
Novartis Finance Corp. 0.053%, 04/10/2015 *	4,570,000	4,569,886
Parker-Hannifin Corp. 0.065%, 04/16/2015 *	2,970,000	2,969,876
Swedbank AB 0.043%, 04/07/2015 *	4,570,000	4,569,924
U.S. Treasury Notes - 0.3%
U.S. Treasury Notes
0.250%, 07/31/2015 to 08/15/2015 *	22,400,000	22,408,758
0.375%, 06/15/2015 *	1,695,000	1,695,927
1.250%, 09/30/2015 *	8,800,000	8,847,441
Total Investments (Lifestyle Growth MVP)
(Cost $10,128,588,510) - 99.4%		$12,276,093,378
Other assets and liabilities, net - 0.6%		71,722,746
TOTAL NET ASSETS - 100.0%		$12,347,816,124

Lifestyle Growth PS Series

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity
Strategic Equity Allocation, Series NAV
(John Hancock) (A)(1)	81,278,185	$1,428,870,493
Fixed income
Bond, Series NAV (John Hancock) (A)(1)	44,550,434	619,251,036
Total Investments (Lifestyle Growth PS Series)
(Cost $1,968,720,359) - 100.0%		$2,048,121,529
Other assets and liabilities, net - 0.0%		(33,049)
TOTAL NET ASSETS - 100.0%		$2,048,088,480

Lifestyle Moderate MVP

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 98.8%
Equity - 39.7%
Alpha Opportunities, Series NAV (Wellington)	3,567,686	$50,197,335
Blue Chip Growth, Series NAV (T.
Rowe Price)	1,339,057	50,884,183
Capital Appreciation, Series NAV (Jennison)	1,519,401	24,857,406
Equity-Income, Series NAV (T. Rowe Price)	5,389,476	101,807,194
Fundamental All Cap Core, Series NAV
(John Hancock) (A)(1)	5,617,758	85,783,160
International Core, Series NAV (GMO)	6,091,824	67,253,734
International Growth Opportunities,
Series NAV (Baillie Gifford)	1,839,286	24,425,721
International Growth Stock,
Series NAV (Invesco)	2,586,549	44,436,920
International Value, Series NAV (Templeton)	6,002,015	78,326,291
Mid Cap Stock, Series NAV (Wellington)	1,264,524	25,024,935
Mid Value, Series NAV (T. Rowe Price)	1,781,499	25,511,072
Small Cap Growth, Series NAV (Wellington)	1,054,129	13,050,113
Small Cap Value, Series NAV (Wellington)	560,534	14,332,859
Small Company Growth,
Series NAV (Invesco) (I)	350,885	10,238,817
Small Company Value, Series NAV (T.
Rowe Price)	630,858	15,796,689
Strategic Equity Allocation, Series NAV
(John Hancock) (A)(1)	25,895,670	455,245,878
Strategic Growth, Class NAV
(John Hancock) (A)(1)	1,499,610	24,818,553
U.S. Equity, Series NAV (GMO)	1,313,561	25,601,307
Fixed income - 58.6%
Bond, Series NAV (John Hancock) (A)(1)	77,312,489	1,074,643,600
Core Bond, Series NAV (Wells Capital)	10,852,134	145,310,070
Global Bond, Series NAV (PIMCO)	5,241,968	64,895,565
New Income, Series NAV (T. Rowe Price)	18,959,568	251,403,874
Short Term Government Income, Series NAV
(John Hancock) (A)(1)	1,796,933	22,425,725
Total Return, Series NAV (PIMCO)	8,674,566	121,443,924
Alternative - 0.5%
Global Conservative Absolute Return,
Series NAV (Standard Life)	1,419,712	14,083,543

SHORT-TERM INVESTMENTS - 0.6%
Commercial paper - 0.3%
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.180%,
04/01/2015 *	$1,385,000	$1,385,000
Caisse Centrale Desjardins 0.004%,
04/02/2015 *	1,380,000	1,379,995

The accompanying notes are an integral part of the financial statements.	152

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Lifestyle Moderate MVP (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS (continued)
Commercial paper (continued)
National Rural Utilities Cooperative
Finance Corp. 0.066%, 04/16/2015 *	$1,370,000	$1,369,932
Novartis Finance Corp. 0.054%, 04/10/2015 *	1,265,000	1,264,968
Parker-Hannifin Corp. 0.065%, 04/16/2015 *	825,000	824,966
Swedbank AB 0.043%, 04/07/2015 *	1,265,000	1,264,979
U.S. Treasury Notes - 0.3%
U.S. Treasury Notes
0.250%, 08/15/2015 *	3,065,000	3,066,198
0.375%, 06/15/2015 *	2,680,000	2,681,466
2.125%, 05/31/2015 *	1,300,000	1,303,961
2.500%, 04/30/2015 *	2,705,000	2,709,861
Total Investments (Lifestyle Moderate MVP)
(Cost $2,587,804,958) - 99.4%		$2,849,049,794
Other assets and liabilities, net - 0.6%		17,145,421
TOTAL NET ASSETS - 100.0%		$2,866,195,215

Lifestyle Moderate PS Series
	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity
Strategic Equity Allocation, Series NAV
(John Hancock) (A)(1)	7,881,501	$138,556,777
Fixed income
Bond, Series NAV (John Hancock) (A)(1)	15,040,294	209,060,091
Total Investments (Lifestyle Moderate PS Series)
(Cost $336,716,431) - 100.0%		$347,616,868
Other assets and liabilities, net - 0.0%		(21,588)
TOTAL NET ASSETS - 100.0%		$347,595,280

Mid Cap Index Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 96.1%
Consumer discretionary - 13.3%
Auto components - 0.5%
Dana Holding Corp.	87,442	$1,850,273
Gentex Corp.	156,694	2,867,500
		4,717,773
Automobiles - 0.2%
Thor Industries, Inc.	24,649	1,558,063
Distributors - 0.5%
LKQ Corp. (I)	161,363	4,124,438
Diversified consumer services - 0.9%
Apollo Education Group, Inc. (I)	51,254	969,726
DeVry Education Group, Inc.	30,465	1,016,312
Graham Holdings Company, Class B	2,349	2,465,581
Service Corp. International	107,661	2,804,569
Sotheby’s (L)	32,583	1,376,958
		8,633,146
Hotels, restaurants and leisure - 1.8%
Brinker International, Inc.	33,493	2,061,829
Buffalo Wild Wings, Inc. (I)	10,049	1,821,281
Domino’s Pizza, Inc.	29,520	2,968,236
International Game Technology	131,281	2,285,595
International Speedway Corp., Class A	14,832	483,672
Life Time Fitness, Inc. (I)	19,047	1,351,575
Panera Bread Company, Class A (I)	13,518	2,162,812
The Cheesecake Factory, Inc.	24,651	1,216,034
The Wendy’s Company	146,310	1,594,779
		15,945,813
Household durables - 1.8%
Jarden Corp. (I)	95,203	5,036,239
KB Home	48,306	754,540
MDC Holdings, Inc. (L)	20,735	590,948
NVR, Inc. (I)	2,041	2,711,795
Tempur Sealy International, Inc. (I)	32,328	1,866,619
Toll Brothers, Inc. (I)	84,806	3,336,268
Tupperware Brands Corp.	26,397	1,821,921
		16,118,330
Internet and catalog retail - 0.1%
HSN, Inc.	17,250	1,176,968
Leisure products - 0.9%
Brunswick Corp.	49,255	2,534,170
Polaris Industries, Inc.	32,376	4,568,254
Vista Outdoor, Inc. (I)	33,850	1,449,457
		8,551,881
Media - 1.4%
AMC Networks, Inc., Class A (I)	31,345	2,402,281
Cinemark Holdings, Inc.	55,258	2,490,478
DreamWorks Animation
SKG, Inc., Class A (I)(L)	38,437	930,175
John Wiley & Sons, Inc., Class A	24,616	1,505,022
Live Nation Entertainment, Inc. (I)	76,987	1,942,382
Meredith Corp.	19,377	1,080,655
The New York Times Company, Class A	69,795	960,379
Time, Inc.	58,099	1,303,742
		12,615,114
Multiline retail - 0.3%
Big Lots, Inc.	28,364	1,362,323
J.C. Penney Company, Inc. (I)(L)	161,790	1,360,654
		2,722,977
Specialty retail - 4.2%
Aaron’s, Inc.	34,254	969,731
Abercrombie & Fitch Company, Class A	36,791	810,874
Advance Auto Parts, Inc.	38,812	5,809,768
American Eagle Outfitters, Inc.	93,137	1,590,780
ANN, Inc. (I)	24,259	995,347
Ascena Retail Group, Inc. (I)	69,942	1,014,858
Cabela’s, Inc. (I)(L)	25,298	1,416,182
Chico’s FAS, Inc.	81,803	1,447,095
CST Brands, Inc.	40,933	1,794,093
Dick’s Sporting Goods, Inc.	52,060	2,966,899
Foot Locker, Inc.	75,397	4,750,011
Guess?, Inc.	33,916	630,498
Murphy USA, Inc. (I)	22,820	1,651,483
Office Depot, Inc. (I)	260,461	2,396,241
Rent-A-Center, Inc.	28,072	770,296
Signet Jewelers, Ltd.	42,546	5,904,959

The accompanying notes are an integral part of the financial statements.	153

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Williams-Sonoma, Inc.	45,446	$3,622,501
		38,541,616
Textiles, apparel and luxury goods - 0.7%
Carter’s, Inc.	28,020	2,591,009
Deckers Outdoor Corp. (I)	18,343	1,336,654
Kate Spade & Company (I)	67,613	2,257,598
		6,185,261
		120,891,380
Consumer staples - 3.8%
Beverages - 0.1%
The Boston Beer Company, Inc., Class A (I)	4,813	1,286,996
Food and staples retailing - 0.4%
SUPERVALU, Inc. (I)	109,536	1,273,904
United Natural Foods, Inc. (I)	26,534	2,044,179
		3,318,083
Food products - 2.0%
Dean Foods Company	49,962	825,872
Flowers Foods, Inc.	97,785	2,223,631
Ingredion, Inc.	37,944	2,952,802
Lancaster Colony Corp.	10,305	980,727
Post Holdings, Inc. (I)	27,774	1,300,934
The Hain Celestial Group, Inc. (I)	53,975	3,457,099
The WhiteWave Foods Company (I)	92,562	4,104,199
Tootsie Roll Industries, Inc. (L)	10,845	367,857
TreeHouse Foods, Inc. (I)	22,706	1,930,464
		18,143,585
Household products - 1.1%
Church & Dwight Company, Inc.	69,285	5,918,325
Energizer Holdings, Inc.	32,966	4,550,956
		10,469,281
Personal products - 0.2%
Avon Products, Inc.	230,697	1,843,269
		35,061,214
Energy - 4.2%
Energy equipment and services - 2.0%
Atwood Oceanics, Inc.	31,880	896,147
Dresser-Rand Group, Inc. (I)	40,678	3,268,477
Dril-Quip, Inc. (I)	20,568	1,406,646
Helix Energy Solutions Group, Inc. (I)	52,253	781,705
Nabors Industries, Ltd.	153,556	2,096,039
Oceaneering International, Inc.	52,860	2,850,740
Oil States International, Inc. (I)	27,261	1,084,170
Patterson-UTI Energy, Inc.	77,698	1,458,780
Rowan Companies PLC, Class A	66,087	1,170,401
Superior Energy Services, Inc.	80,740	1,803,732
Tidewater, Inc. (L)	25,063	479,706
Unit Corp. (I)	24,583	687,832
		17,984,375
Oil, gas and consumable fuels - 2.2%
California Resources Corp.	163,704	1,245,787
Denbury Resources, Inc.	187,500	1,366,875
Energen Corp.	38,731	2,556,246
Gulfport Energy Corp. (I)	45,467	2,087,390
HollyFrontier Corp.	104,050	4,190,094
Peabody Energy Corp. (L)	145,826	717,464
Rosetta Resources, Inc. (I)	39,036	664,393
SM Energy Company	35,798	1,850,041
Western Refining, Inc.	37,484	1,851,335
World Fuel Services Corp.	38,254	2,198,840
WPX Energy, Inc. (I)	108,178	1,182,386
		19,910,851
		37,895,226
Financials - 22.6%
Banks - 4.7%
Associated Banc-Corp.	78,908	1,467,689
BancorpSouth, Inc.	45,476	1,055,953
Bank of Hawaii Corp.	23,177	1,418,664
Cathay General Bancorp	39,397	1,120,845
City National Corp.	25,527	2,273,945
Commerce Bancshares, Inc.	44,022	1,863,011
Cullen/Frost Bankers, Inc.	29,157	2,014,166
East West Bancorp, Inc.	76,184	3,082,405
First Horizon National Corp.	124,287	1,776,061
First Niagara Financial Group, Inc.	187,813	1,660,267
FirstMerit Corp.	87,767	1,672,839
Fulton Financial Corp.	94,660	1,168,104
Hancock Holding Company	42,686	1,274,604
International Bancshares Corp.	30,662	798,132
PacWest Bancorp	51,378	2,409,114
Prosperity Bancshares, Inc.	31,962	1,677,366
Signature Bank (I)	26,701	3,459,916
SVB Financial Group (I)	27,044	3,435,670
Synovus Financial Corp.	72,236	2,023,330
TCF Financial Corp.	87,331	1,372,843
Trustmark Corp.	35,842	870,244
Umpqua Holdings Corp.	116,948	2,009,167
Valley National Bancorp	117,225	1,106,604
Webster Financial Corp.	48,039	1,779,845
		42,790,784
Capital markets - 1.8%
Eaton Vance Corp.	62,843	2,616,783
Federated Investors, Inc., Class B	50,609	1,715,139
Janus Capital Group, Inc.	78,485	1,349,157
Raymond James Financial, Inc.	67,432	3,828,789
SEI Investments Company	69,054	3,044,591
Stifel Financial Corp. (I)	35,181	1,961,341
Waddell & Reed Financial, Inc., Class A	44,343	2,196,752
		16,712,552
Consumer finance - 0.2%
SLM Corp. (I)	224,714	2,085,346
Diversified financial services - 0.7%
CBOE Holdings, Inc.	44,577	2,558,943
MSCI, Inc.	59,631	3,655,977
		6,214,920
Insurance - 4.5%
Alleghany Corp. (I)	8,492	4,135,604
American Financial Group, Inc.	38,893	2,494,986
Arthur J. Gallagher & Company	87,420	4,086,885
Aspen Insurance Holdings, Ltd.	33,026	1,559,818
Brown & Brown, Inc.	62,450	2,067,720
Everest Re Group, Ltd.	23,712	4,125,888
First American Financial Corp.	57,195	2,040,718
HCC Insurance Holdings, Inc.	51,220	2,902,637
Kemper Corp.	26,548	1,034,310
Mercury General Corp.	19,307	1,114,979
Old Republic International Corp.	127,815	1,909,556
Primerica, Inc.	27,723	1,411,101

The accompanying notes are an integral part of the financial statements.	154

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Reinsurance Group of America, Inc.	36,493	$3,400,783
RenaissanceRe Holdings, Ltd.	24,284	2,421,843
StanCorp Financial Group, Inc.	22,363	1,534,102
The Hanover Insurance Group, Inc.	23,509	1,706,283
W.R. Berkley Corp.	53,410	2,697,739
		40,644,952
Real estate investment trusts - 9.6%
Alexandria Real Estate Equities, Inc.	38,225	3,747,579
American Campus Communities, Inc.	59,528	2,551,965
BioMed Realty Trust, Inc.	106,834	2,420,858
Camden Property Trust	46,016	3,595,230
Corporate Office Properties Trust	49,092	1,442,323
Corrections Corp. of America	61,978	2,495,234
Duke Realty Corp.	182,932	3,982,430
Equity One, Inc.	41,104	1,097,066
Extra Space Storage, Inc.	58,677	3,964,805
Federal Realty Investment Trust	36,437	5,363,891
Highwoods Properties, Inc.	49,306	2,257,229
Home Properties, Inc.	30,666	2,124,847
Hospitality Properties Trust	79,566	2,624,882
Kilroy Realty Corp.	45,835	3,491,252
Lamar Advertising Company, Class A	42,586	2,524,072
LaSalle Hotel Properties	59,916	2,328,336
Liberty Property Trust	79,008	2,820,586
Mack-Cali Realty Corp.	44,429	856,591
Mid-America Apartment Communities, Inc.	39,955	3,087,323
National Retail Properties, Inc.	70,161	2,874,496
Omega Healthcare Investors, Inc.	73,557	2,984,207
Potlatch Corp.	21,548	862,782
Rayonier, Inc.	67,173	1,810,984
Realty Income Corp.	119,418	6,161,969
Regency Centers Corp.	49,949	3,398,530
Senior Housing Properties Trust	124,689	2,766,849
Tanger Factory Outlet Centers	50,099	1,761,982
Taubman Centers, Inc.	33,598	2,591,414
UDR, Inc.	137,315	4,672,829
Urban Edge Properties	46,377	1,099,135
Weingarten Realty Investors	59,807	2,151,856
WP Glimcher, Inc.	98,225	1,633,482
		87,547,014
Real estate management and development - 0.6%
Alexander & Baldwin, Inc.	24,098	1,040,552
Jones Lang LaSalle, Inc.	23,791	4,053,986
		5,094,538
Thrifts and mortgage finance - 0.5%
New York Community Bancorp, Inc. (L)	234,862	3,929,241
Washington Federal, Inc.	52,030	1,134,514
		5,063,755
		206,153,861
Health care - 8.9%
Biotechnology - 0.5%
United Therapeutics Corp. (I)	24,763	4,270,008
Health care equipment and supplies - 3.5%
Align Technology, Inc. (I)	38,550	2,073,412
Halyard Health, Inc. (I)(L)	24,693	1,214,896
Hill-Rom Holdings, Inc.	29,983	1,469,167
Hologic, Inc. (I)	129,242	4,268,217
IDEXX Laboratories, Inc. (I)	25,007	3,863,081
ResMed, Inc. (L)	74,585	5,353,711
Sirona Dental Systems, Inc. (I)	29,480	2,652,905
STERIS Corp. (L)	31,613	2,221,446
Teleflex, Inc.	21,991	2,657,173
The Cooper Companies, Inc.	25,624	4,802,450
Thoratec Corp. (I)	28,713	1,202,788
		31,779,246
Health care providers and services - 2.8%
Centene Corp. (I)	63,050	4,457,005
Community Health Systems, Inc. (I)	61,938	3,238,119
Health Net, Inc. (I)	40,805	2,468,294
LifePoint Hospitals, Inc. (I)	23,452	1,722,549
MEDNAX, Inc. (I)	51,018	3,699,315
Omnicare, Inc.	51,530	3,970,902
Owens & Minor, Inc.	33,460	1,132,286
VCA, Inc. (I)	43,558	2,387,850
WellCare Health Plans, Inc. (I)	23,321	2,132,939
		25,209,259
Health care technology - 0.2%
Allscripts Healthcare Solutions, Inc. (I)	90,042	1,076,902
HMS Holdings Corp. (I)	46,886	724,389
		1,801,291
Life sciences tools and services - 1.1%
Bio-Rad Laboratories, Inc., Class A (I)	10,964	1,482,114
Bio-Techne Corp.	19,705	1,976,214
Charles River
Laboratories International, Inc. (I)	25,113	1,991,210
Mettler-Toledo International, Inc. (I)	14,926	4,905,430
		10,354,968
Pharmaceuticals - 0.8%
Akorn, Inc. (I)	39,482	1,875,790
Salix Pharmaceuticals, Ltd. (I)(L)	33,814	5,843,397
		7,719,187
		81,133,959
Industrials - 15.3%
Aerospace and defense - 2.0%
B/E Aerospace, Inc.	56,229	3,577,289
Esterline Technologies Corp. (I)	16,509	1,888,960
Exelis, Inc.	98,956	2,411,558
Huntington Ingalls Industries, Inc.	25,632	3,592,325
KLX, Inc. (I)	27,839	1,072,915
Orbital ATK, Inc.	31,463	2,411,010
Teledyne Technologies, Inc. (I)	18,714	1,997,345
Triumph Group, Inc.	26,771	1,598,764
		18,550,166
Airlines - 0.8%
Alaska Air Group, Inc.	69,667	4,610,562
JetBlue Airways Corp. (I)	138,564	2,667,357
		7,277,919
Building products - 1.0%
AO Smith Corp.	39,835	2,615,566
Fortune Brands Home & Security, Inc.	84,196	3,997,626
Lennox International, Inc.	21,811	2,436,071
		9,049,263
Commercial services and supplies - 1.7%
Clean Harbors, Inc. (I)	28,448	1,615,277
Copart, Inc. (I)	60,386	2,268,702
Deluxe Corp.	26,474	1,834,119
Herman Miller, Inc.	31,566	876,272

The accompanying notes are an integral part of the financial statements.	155

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
HNI Corp.	23,438	$1,293,074
MSA Safety, Inc.	16,694	832,697
R.R. Donnelley & Sons Company (L)	106,028	2,034,677
Rollins, Inc.	51,059	1,262,689
Waste Connections, Inc.	65,792	3,167,227
		15,184,734
Construction and engineering - 0.5%
AECOM (I)	82,503	2,542,742
Granite Construction, Inc.	19,130	672,228
KBR, Inc.	76,846	1,112,730
		4,327,700
Electrical equipment - 1.0%
Acuity Brands, Inc.	23,014	3,870,034
Hubbell, Inc., Class B	28,563	3,131,076
Regal-Beloit Corp.	23,724	1,896,022
		8,897,132
Industrial conglomerates - 0.3%
Carlisle Companies, Inc.	34,587	3,203,794
Machinery - 4.4%
AGCO Corp.	42,694	2,033,942
CLARCOR, Inc.	26,641	1,759,904
Crane Company	25,933	1,618,479
Donaldson Company, Inc.	67,386	2,541,126
Graco, Inc.	31,304	2,258,897
Harsco Corp.	42,497	733,498
IDEX Corp.	41,514	3,148,007
ITT Corp.	48,289	1,927,214
Kennametal, Inc.	42,005	1,415,148
Lincoln Electric Holdings, Inc.	41,221	2,695,441
Nordson Corp.	30,392	2,380,909
Oshkosh Corp.	41,464	2,023,029
SPX Corp.	21,747	1,846,320
Terex Corp.	56,354	1,498,453
The Timken Company	39,531	1,665,836
Trinity Industries, Inc.	82,605	2,933,304
Valmont Industries, Inc. (L)	12,733	1,564,631
Wabtec Corp.	51,125	4,857,386
Woodward, Inc.	30,706	1,566,313
		40,467,837
Marine - 0.2%
Kirby Corp. (I)	29,558	2,218,328
Professional services - 1.2%
FTI Consulting, Inc. (I)	21,953	822,359
ManpowerGroup, Inc.	41,551	3,579,619
The Corporate Executive Board Company	17,766	1,418,793
Towers Watson & Company, Class A	36,917	4,879,874
		10,700,645
Road and rail - 1.5%
Con-way, Inc.	30,555	1,348,392
Genesee & Wyoming, Inc., Class A (I)	27,209	2,624,036
J.B. Hunt Transport Services, Inc.	48,845	4,171,119
Landstar System, Inc.	23,771	1,576,017
Old Dominion Freight Line, Inc. (I)	36,022	2,784,501
Werner Enterprises, Inc.	23,719	745,014
		13,249,079
Trading companies and distributors - 0.7%
GATX Corp.	23,507	1,362,936
MSC Industrial Direct Company, Inc., Class A	26,922	1,943,768
NOW, Inc. (I)(L)	56,804	1,229,239
Watsco, Inc.	14,502	1,822,901
		6,358,844
		139,485,441
Information technology - 16.3%
Communications equipment - 1.0%
ARRIS Group, Inc. (I)	70,096	2,025,424
Ciena Corp. (I)	57,437	1,109,108
InterDigital, Inc.	19,706	999,882
JDS Uniphase Corp. (I)	123,472	1,619,953
Plantronics, Inc.	22,817	1,208,160
Polycom, Inc. (I)	71,201	954,093
Riverbed Technology, Inc. (I)	82,308	1,721,060
		9,637,680
Electronic equipment, instruments and components - 3.7%
Arrow Electronics, Inc. (I)	50,753	3,103,546
Avnet, Inc.	72,366	3,220,287
Belden, Inc.	22,561	2,110,807
Cognex Corp. (I)	45,925	2,277,421
FEI Company	22,189	1,693,908
Ingram Micro, Inc., Class A (I)	82,909	2,082,674
IPG Photonics Corp. (I)(L)	18,897	1,751,752
Itron, Inc. (I)	20,309	741,482
Jabil Circuit, Inc.	102,530	2,397,151
Keysight Technologies, Inc. (I)	89,388	3,320,764
Knowles Corp. (I)(L)	45,141	869,867
National Instruments Corp.	53,717	1,721,093
Tech Data Corp. (I)	20,300	1,172,731
Trimble Navigation, Ltd. (I)	137,531	3,465,781
Vishay Intertechnology, Inc.	72,041	995,607
Zebra Technologies Corp., Class A (I)	27,022	2,451,301
		33,376,172
Internet software and services - 0.5%
AOL, Inc. (I)	41,609	1,648,132
Rackspace Hosting, Inc. (I)	62,317	3,214,934
		4,863,066
IT services - 3.2%
Acxiom Corp. (I)	41,006	758,201
Broadridge Financial Solutions, Inc.	64,136	3,528,121
Convergys Corp.	52,557	1,201,979
CoreLogic, Inc. (I)	47,647	1,680,510
DST Systems, Inc.	15,161	1,678,474
Gartner, Inc. (I)	46,444	3,894,329
Global Payments, Inc.	35,585	3,262,433
Jack Henry & Associates, Inc.	43,395	3,032,877
Leidos Holdings, Inc.	33,014	1,385,267
MAXIMUS, Inc.	34,949	2,333,195
NeuStar, Inc., Class A (I)(L)	29,563	727,841
Science Applications International Corp.	20,851	1,070,699
VeriFone Systems, Inc. (I)	60,355	2,105,786
WEX, Inc. (I)	20,587	2,210,220
		28,869,932
Semiconductors and semiconductor equipment - 2.7%
Advanced Micro Devices, Inc. (I)(L)	334,092	895,367
Atmel Corp.	220,882	1,817,859
Cree, Inc. (I)(L)	59,236	2,102,286
Cypress Semiconductor Corp. (I)	168,636	2,379,454
Fairchild Semiconductor International, Inc. (I)	62,134	1,129,596
Integrated Device Technology, Inc. (I)	78,691	1,575,394
Intersil Corp., Class A	69,254	991,717

The accompanying notes are an integral part of the financial statements.	156

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Qorvo, Inc. (I)	78,785	$6,279,165
Semtech Corp. (I)	35,421	943,793
Silicon Laboratories, Inc. (I)	20,796	1,055,813
SunEdison, Inc. (I)(L)	133,721	3,209,304
Teradyne, Inc.	115,565	2,178,400
		24,558,148
Software - 4.5%
ACI Worldwide, Inc. (I)	61,491	1,331,895
Advent Software, Inc.	23,890	1,053,788
ANSYS, Inc. (I)	47,771	4,212,924
Cadence Design Systems, Inc. (I)	155,121	2,860,431
CDK Global, Inc.	85,377	3,992,229
CommVault Systems, Inc. (I)	22,395	978,662
FactSet Research Systems, Inc.	20,583	3,276,814
Fair Isaac Corp.	16,676	1,479,495
Fortinet, Inc. (I)	75,271	2,630,721
Informatica Corp. (I)	58,070	2,546,660
Mentor Graphics Corp.	51,917	1,247,566
PTC, Inc. (I)	60,986	2,205,864
Rovi Corp. (I)	48,787	888,411
SolarWinds, Inc. (I)	35,209	1,804,109
Solera Holdings, Inc.	35,656	1,841,989
Synopsys, Inc. (I)	81,554	3,777,581
The Ultimate Software Group, Inc. (I)	15,180	2,579,917
Tyler Technologies, Inc. (I)	17,820	2,147,845
		40,856,901
Technology hardware, storage and peripherals - 0.7%
3D Systems Corp. (I)(L)	55,472	1,521,042
Diebold, Inc.	34,335	1,217,519
Lexmark International, Inc., Class A	32,206	1,363,602
NCR Corp. (I)	89,511	2,641,470
		6,743,633
		148,905,532
Materials - 7.2%
Chemicals - 3.1%
Albemarle Corp.	59,515	3,144,773
Ashland, Inc.	33,815	4,304,988
Cabot Corp.	33,812	1,521,540
Cytec Industries, Inc.	37,826	2,044,117
Minerals Technologies, Inc.	18,415	1,346,137
NewMarket Corp.	5,613	2,681,891
Olin Corp. (L)	41,064	1,315,691
PolyOne Corp.	47,282	1,765,983
RPM International, Inc.	70,974	3,406,042
Sensient Technologies Corp.	25,218	1,737,016
The Scotts Miracle-Gro Company, Class A	23,573	1,583,398
The Valspar Corp.	39,666	3,333,134
		28,184,710
Construction materials - 0.2%
Eagle Materials, Inc.	26,679	2,229,297
Containers and packaging - 2.0%
AptarGroup, Inc.	33,079	2,101,178
Bemis Company, Inc.	51,721	2,395,200
Greif, Inc., Class A	18,003	706,978
Packaging Corp. of America	52,215	4,082,691
Rock-Tenn Company, Class A	74,248	4,788,996
Silgan Holdings, Inc.	22,055	1,282,057
Sonoco Products Company	53,433	2,429,064
		17,786,164
Metals and mining - 1.6%
Carpenter Technology Corp.	27,907	1,085,024
Cliffs Natural Resources, Inc. (L)	81,330	391,197
Commercial Metals Company	62,313	1,008,847
Compass Minerals International, Inc.	17,839	1,662,773
Reliance Steel & Aluminum Company	41,156	2,513,808
Royal Gold, Inc.	34,606	2,183,985
Steel Dynamics, Inc.	128,171	2,576,237
TimkenSteel Corp.	19,947	527,997
United States Steel Corp. (L)	77,295	1,885,998
Worthington Industries, Inc.	26,715	710,886
		14,546,752
Paper and forest products - 0.3%
Domtar Corp.	33,830	1,563,623
Louisiana-Pacific Corp. (I)	75,540	1,247,165
		2,810,788
		65,557,711
Telecommunication services - 0.1%
Wireless telecommunication services - 0.1%
Telephone & Data Systems, Inc.	52,105	1,297,415
Utilities - 4.4%
Electric utilities - 1.6%
Cleco Corp.	32,089	1,749,492
Great Plains Energy, Inc.	81,804	2,182,531
Hawaiian Electric Industries, Inc.	54,504	1,750,668
IDACORP, Inc.	26,670	1,676,743
OGE Energy Corp.	105,853	3,346,013
PNM Resources, Inc.	42,268	1,234,226
Westar Energy, Inc.	70,117	2,717,735
		14,657,408
Gas utilities - 1.5%
Atmos Energy Corp.	53,491	2,958,052
National Fuel Gas Company	44,715	2,697,656
ONE Gas, Inc.	27,670	1,196,174
Questar Corp.	93,123	2,221,915
UGI Corp.	91,688	2,988,112
WGL Holdings, Inc.	26,385	1,488,114
		13,550,023
Multi-utilities - 1.0%
Alliant Energy Corp.	58,869	3,708,747
Black Hills Corp.	23,706	1,195,731
MDU Resources Group, Inc.	103,163	2,201,498
Vectren Corp.	43,829	1,934,612
		9,040,588
Water utilities - 0.3%
Aqua America, Inc.	93,833	2,472,500
		39,720,519
TOTAL COMMON STOCKS (Cost $552,460,089)		$876,102,258

RIGHTS - 0.0%
Community Health Systems, Inc. (Expiration
Date: 01/27/2016) (I)(N)	137,366	3,022
TOTAL RIGHTS (Cost $8,929)		$3,022

The accompanying notes are an integral part of the financial statements.	157

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
SECURITIES LENDING COLLATERAL - 3.7%
John Hancock
Collateral Trust, 0.1102% (W)(Y)	3,389,957	33,916,522
TOTAL SECURITIES LENDING
COLLATERAL (Cost $33,917,062)		$33,916,522

SHORT-TERM INVESTMENTS - 3.8%
Repurchase agreement - 3.8%
Repurchase Agreement with State Street Corp.
dated 03/31/2015 at 0.000% to be
repurchased at $34,756,000 on 04/01/2015,
collateralized by $28,110,000 U.S. Treasury
Bonds, 3.750% due 11/15/2043 (valued at
$35,455,143, including interest)	$34,756,000	$34,756,000
TOTAL SHORT-TERM INVESTMENTS (Cost $34,756,000)		$34,756,000
Total Investments (Mid Cap Index Trust)
(Cost $621,142,080) - 103.6%		$944,777,802
Other assets and liabilities, net - (3.6%)		(33,187,827)
TOTAL NET ASSETS - 100.0%		$911,589,975

Mid Cap Stock Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 92.2%
Consumer discretionary - 19.7%
Automobiles - 1.2%
Tesla Motors, Inc. (I)(L)	56,492	$10,663,989
Diversified consumer services - 0.1%
The Honest Company, Inc. (I)(R)	28,542	711,267
Hotels, restaurants and leisure - 7.0%
Chipotle Mexican Grill, Inc. (I)	22,490	14,630,645
Diamond Resorts International, Inc. (I)	486,615	16,267,539
Hilton Worldwide Holdings, Inc. (I)	285,114	8,445,077
Panera Bread Company, Class A (I)	66,229	10,596,309
Wyndham Worldwide Corp.	105,812	9,572,812
		59,512,382
Household durables - 3.4%
GoPro, Inc., Class A (I)(L)	186,555	8,098,353
Harman International Industries, Inc.	83,612	11,173,072
Whirlpool Corp.	48,695	9,839,312
		29,110,737
Internet and catalog retail - 2.4%
Netflix, Inc. (I)	48,075	20,032,372
Media - 1.6%
IMAX Corp. (I)	407,916	13,750,848
Specialty retail - 1.6%
Advance Auto Parts, Inc.	88,377	13,229,153
Textiles, apparel and luxury goods - 2.4%
Kate Spade & Company (I)	302,522	10,101,210
Samsonite International SA	3,077,980	10,710,447
		20,811,657
		167,822,405
Consumer staples - 2.9%
Beverages - 1.3%
Monster Beverage Corp. (I)	83,387	11,540,344
Food and staples retailing - 1.6%
Whole Foods Market, Inc.	254,937	13,277,119
		24,817,463
Energy - 1.8%
Oil, gas and consumable fuels - 1.8%
Diamondback Energy, Inc. (I)	67,196	5,163,341
Energen Corp.	75,439	4,978,974
Pioneer Natural Resources Company	31,974	5,228,069
		15,370,384
		15,370,384
Financials - 6.7%
Capital markets - 2.2%
GF Securities Company, Ltd., H Shares (I)	179,400	436,198
Julius Baer Group, Ltd. (I)	162,900	8,142,364
Northern Trust Corp.	151,824	10,574,542
		19,153,104
Diversified financial services - 0.5%
Nomad Holdings, Ltd. (I)	375,429	4,219,032
Insurance - 1.2%
Assured Guaranty, Ltd.	376,665	9,940,189
Real estate - 0.0%
WeWork Companies, Inc., Class A (I)(R)	18,198	303,018
Real estate investment trusts - 1.3%
Paramount Group, Inc.	565,380	10,911,834
Real estate management and development - 1.5%
CBRE Group, Inc., Class A (I)	321,041	12,427,497
		56,954,674
Health care - 17.7%
Biotechnology - 2.7%
Alnylam Pharmaceuticals, Inc. (I)	37,020	3,865,628
Incyte Corp. (I)	52,987	4,856,788
Isis Pharmaceuticals, Inc. (I)	67,620	4,305,365
Regeneron Pharmaceuticals, Inc. (I)	21,758	9,823,302
		22,851,083
Health care equipment and supplies - 6.2%
Becton, Dickinson and Company	96,474	13,852,702
DexCom, Inc. (I)	276,070	17,210,204
HeartWare International, Inc. (I)(L)	119,266	10,467,977
Insulet Corp. (I)	350,137	11,677,069
		53,207,952
Health care providers and services - 1.2%
Envision Healthcare Holdings, Inc. (I)	262,651	10,072,666
Health care technology - 2.1%
Cerner Corp. (I)	119,502	8,754,717
Veeva Systems, Inc., Class A (I)(L)	361,334	9,224,857
		17,979,574
Pharmaceuticals - 5.5%
Actavis PLC (I)	49,504	14,733,380
Eisai Company, Ltd.	95,800	6,814,045
Mylan NV (I)	186,131	11,046,875
Ono Pharmaceutical Company, Ltd.	124,970	14,102,106
		46,696,406
		150,807,681

The accompanying notes are an integral part of the financial statements.	158

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Mid Cap Stock Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Industrials - 16.7%
Aerospace and defense - 2.9%
DigitalGlobe, Inc. (I)	391,430	$13,336,020
Textron, Inc.	263,232	11,669,075
		25,005,095
Airlines - 1.1%
Spirit Airlines, Inc. (I)	121,762	9,419,508
Building products - 2.2%
Fortune Brands Home & Security, Inc.	192,602	9,144,743
Owens Corning	218,535	9,484,419
		18,629,162
Construction and engineering - 1.6%
AECOM (I)	451,744	13,922,750
Electrical equipment - 3.7%
Acuity Brands, Inc.	70,527	11,859,820
AMETEK, Inc.	126,294	6,635,487
Generac Holdings, Inc. (I)(L)	259,151	12,618,062
		31,113,369
Machinery - 0.1%
Middleby Corp. (I)	9,500	975,175
Professional services - 0.9%
IHS, Inc., Class A (I)	70,270	7,993,915
Road and rail - 3.1%
Genesee & Wyoming, Inc., Class A (I)	82,671	7,972,791
Kansas City Southern	80,086	8,175,179
Landstar System, Inc.	151,913	10,071,832
		26,219,802
Trading companies and distributors - 1.1%
HD Supply Holdings, Inc. (I)	285,228	8,886,278
		142,165,054
Information technology - 23.6%
Communications equipment - 2.2%
Arista Networks, Inc. (I)(L)	144,658	10,202,729
F5 Networks, Inc. (I)	77,685	8,929,114
		19,131,843
Electronic equipment, instruments and components - 3.9%
CDW Corp.	294,258	10,958,168
Cognex Corp. (I)	173,954	8,626,379
TE Connectivity, Ltd.	186,524	13,358,849
		32,943,396
Internet software and services - 7.4%
Akamai Technologies, Inc. (I)	209,080	14,854,089
CoStar Group, Inc. (I)	76,165	15,067,722
Equinix, Inc.	39,886	9,287,455
New Relic, Inc. (I)(L)	17,900	621,130
New Relic, Inc. (I)	51,808	1,740,687
Shutterstock, Inc. (I)(L)	150,457	10,331,882
Zillow Group, Inc., Class A (I)(L)	106,825	10,714,548
		62,617,513
Semiconductors and semiconductor equipment - 4.0%
First Solar, Inc. (I)	82,049	4,905,710
NXP Semiconductors NV (I)	160,844	16,142,304
Sumco Corp.	390,400	6,537,872
SunEdison, Inc. (I)(L)	272,231	6,533,544
		34,119,430
Software - 6.1%
Cadence Design Systems, Inc. (I)	179,626	3,312,303
FactSet Research Systems, Inc.	40,369	6,426,745
Mobileye NV (I)(L)	228,106	9,587,295
ServiceNow, Inc. (I)	34,297	2,701,918
Solera Holdings, Inc.	201,175	10,392,701
Tyler Technologies, Inc. (I)	62,124	7,487,806
Workday, Inc., Class A (I)	143,653	12,125,750
		52,034,518
		200,846,700
Materials - 3.1%
Chemicals - 1.8%
Platform Specialty Products Corp. (I)	599,168	15,374,651
Construction materials - 1.3%
Martin Marietta Materials, Inc.	78,121	10,921,316
		26,295,967
TOTAL COMMON STOCKS (Cost $674,236,620)		$785,080,328

PREFERRED SECURITIES - 7.8%
Consumer discretionary - 0.2%
The Honest Company, Inc. (I)(R)	66,598	1,659,622
Financials - 0.9%
Forward Venture (I)(R)	103,425	2,927,041
Redfin Corp. (I)(R)	553,613	1,825,650
WeWork Companies, Inc., Series D1 (I)(R)	90,446	1,506,031
WeWork Companies, Inc., Series D2 (I)(R)	71,065	1,183,315
		7,442,037
Health care - 0.2%
ConforMIS, Inc. (I)(R)	203,582	1,628,656
Industrials - 0.4%
Lithium Technology Corp. (I)(R)	631,698	3,284,830
Information technology - 6.1%
Apigee Corp., Series H (I)(R)	1,073,547	4,208,304
Birst, Inc. (I)	328,201	1,916,989
DocuSign, Inc., Series B (I)(R)	6,185	92,899
DocuSign, Inc., Series B1 (I)(R)	1,853	27,832
DocuSign, Inc., Series D (I)(R)	4,445	66,764
DocuSign, Inc., Series E (I)(R)	114,951	1,726,564
DraftKings, Inc. (I)(R)	541,740	975,827
Essence Group Holdings Corp. (I)(R)	1,459,559	2,758,567
Lookout, Inc., Series F (I)(R)	185,829	2,122,743
Nutanix, Inc. (I)(R)	148,220	2,319,643
One Kings Lane, Inc. (I)(R)	302,694	4,416,305
Pinterest, Inc., Series G (I)(R)	58,418	2,096,941
Pure Storage, Inc., Series F (I)(R)	211,388	3,747,909
Uber Technologies, Inc. (I)(R)	584,504	19,474,212
Veracode, Inc. (I)(R)	136,934	3,750,622
Zuora, Inc., Series F (I)(R)	715,736	2,719,296
		52,421,417
TOTAL PREFERRED SECURITIES (Cost $52,754,168)		$66,436,562

WARRANTS - 0.0%
Nomad Holdings, Ltd. (Expiration Date:
04/10/2017; Strike Price: $11.50) (I)	375,400	152,037
TOTAL WARRANTS (Cost $3,754)		$152,037

The accompanying notes are an integral part of the financial statements.	159

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Mid Cap Stock Trust (continued)

	Shares or
	Principal
	Amount	Value
SECURITIES LENDING COLLATERAL - 8.7%
John Hancock
Collateral Trust, 0.1102% (W)(Y)	7,349,892	73,535,673
TOTAL SECURITIES LENDING
COLLATERAL (Cost $73,537,432)		$73,535,673
Total Investments (Mid Cap Stock Trust)
(Cost $800,531,974) - 108.7%		$925,204,600
Other assets and liabilities, net - (8.7%)		(74,032,743)
TOTAL NET ASSETS - 100.0%		$851,171,857

Mid Value Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 92.8%
Consumer discretionary - 10.5%
Auto components - 0.2%
Visteon Corp. (I)	17,800	$1,715,919
Diversified consumer services - 1.1%
Graham Holdings Company, Class B	2,200	2,309,186
Houghton Mifflin Harcourt Company (I)	73,300	1,721,084
Strayer Education, Inc. (I)	107,605	5,747,183
		9,777,453
Leisure products - 1.1%
Mattel, Inc.	355,200	8,116,320
Sankyo Company, Ltd.	52,100	1,850,413
		9,966,733
Media - 4.4%
Cablevision Systems Corp., Class A (L)	607,100	11,109,930
DreamWorks Animation
SKG, Inc., Class A (I)(L)	74,400	1,800,480
News Corp., Class A (I)	639,400	10,236,794
Scholastic Corp.	132,524	5,425,533
Tribune Media Company, Class A	179,700	10,927,557
		39,500,294
Multiline retail - 1.9%
Kohl’s Corp.	224,200	17,543,650
Specialty retail - 0.8%
Abercrombie & Fitch Company, Class A	130,000	2,865,200
American Eagle Outfitters, Inc.	73,200	1,250,256
CarMax, Inc. (I)	6,300	434,763
The Gap, Inc.	63,000	2,729,790
		7,280,009
Textiles, apparel and luxury goods - 1.0%
Coach, Inc.	213,500	8,845,305
		94,629,363
Consumer staples - 8.2%
Beverages - 0.4%
Carlsberg A/S, Class B	42,799	3,529,047
Food and staples retailing - 2.1%
Sysco Corp.	418,700	15,797,551
The Kroger Company	38,500	2,951,410
		18,748,961
Food products - 4.6%
Archer-Daniels-Midland Company	86,500	4,100,100
Bunge, Ltd.	227,200	18,712,192
Dean Foods Company	74,400	1,229,832
Flowers Foods, Inc.	139,700	3,176,778
Kellogg Company	106,200	7,003,890
McCormick & Company, Inc.	66,800	5,150,948
Tootsie Roll Industries, Inc. (L)	59,348	2,013,099
		41,386,839
Household products - 0.4%
The Clorox Company	33,700	3,720,143
Personal products - 0.7%
Avon Products, Inc.	732,800	5,855,072
		73,240,062
Energy - 6.6%
Energy equipment and services - 0.7%
Exterran Holdings, Inc.	120,722	4,052,638
SEACOR Holdings, Inc. (I)	35,100	2,445,417
		6,498,055
Oil, gas and consumable fuels - 5.9%
Cameco Corp. (L)	484,700	6,751,871
Canadian Oil Sands, Ltd.	361,100	2,808,286
CONSOL Energy, Inc.	301,047	8,396,201
Hess Corp.	36,600	2,484,042
Murphy Oil Corp.	174,300	8,122,380
Talisman Energy, Inc.	1,589,800	12,188,195
WPX Energy, Inc. (I)	1,061,600	11,603,288
		52,354,263
		58,852,318
Financials - 28.0%
Banks - 4.6%
CIT Group, Inc.	161,900	7,304,928
Commerce Bancshares, Inc.	94,110	3,982,735
First Horizon National Corp.	863,249	12,335,828
First Niagara Financial Group, Inc.	945,900	8,361,756
SunTrust Banks, Inc.	104,900	4,310,341
WestAmerica Bancorp. (L)	110,100	4,757,421
		41,053,009
Capital markets - 7.4%
E*TRADE Financial Corp. (I)	782,444	22,342,688
Lazard, Ltd., Class A	265,400	13,957,386
Legg Mason, Inc.	49,300	2,721,360
Northern Trust Corp.	290,800	20,254,220
Waddell & Reed Financial, Inc., Class A	137,100	6,791,934
		66,067,588
Consumer finance - 1.2%
Ally Financial, Inc. (I)	526,160	11,038,837
Diversified financial services - 1.0%
Groupe Bruxelles Lambert SA	11,167	925,847
PHH Corp. (I)	335,200	8,101,784
		9,027,631
Insurance - 9.9%
CNA Financial Corp.	249,900	10,353,357
Enstar Group, Ltd. (I)	8,338	1,182,829
First American Financial Corp.	341,500	12,184,720
FNF Group	238,316	8,760,496
Kemper Corp.	187,954	7,322,688
Loews Corp.	191,200	7,806,696
Marsh & McLennan Companies, Inc.	293,200	16,445,588

The accompanying notes are an integral part of the financial statements.	160

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Mid Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
OneBeacon Insurance Group, Ltd., Class A	104,035	$1,582,372
The Progressive Corp.	240,600	6,544,320
White Mountains Insurance Group, Ltd.	19,300	13,211,236
Willis Group Holdings PLC	65,100	3,136,518
		88,530,820
Real estate investment trusts - 2.8%
AvalonBay Communities, Inc.	19,900	3,467,575
Rayonier, Inc.	382,300	10,306,808
Washington Real Estate Investment Trust	168,800	4,663,944
Weingarten Realty Investors	9,400	338,212
Weyerhaeuser Company	186,136	6,170,408
		24,946,947
Real estate management and development - 0.5%
The St. Joe Company (I)	251,917	4,675,580
Thrifts and mortgage finance - 0.6%
Capitol Federal Financial, Inc.	469,598	5,869,975
		251,210,387
Health care - 11.6%
Biotechnology - 0.3%
Seattle Genetics, Inc. (I)(L)	77,700	2,746,695
Health care equipment and supplies - 2.3%
Haemonetics Corp. (I)	74,800	3,360,016
Hologic, Inc. (I)	506,900	16,740,373
Thoratec Corp. (I)	13,300	557,137
		20,657,526
Health care providers and services - 4.4%
HealthSouth Corp.	145,870	6,470,793
Humana, Inc.	38,900	6,924,978
Quest Diagnostics, Inc.	155,300	11,934,805
Select Medical Holdings Corp.	604,088	8,958,625
Tenet Healthcare Corp. (I)	110,900	5,490,659
		39,779,860
Pharmaceuticals - 4.6%
Hospira, Inc. (I)	332,300	29,189,232
Zoetis, Inc.	256,400	11,868,756
		41,057,988
		104,242,069
Industrials - 10.1%
Aerospace and defense - 3.1%
Bombardier, Inc., Class B	1,774,569	3,502,761
Textron, Inc.	553,900	24,554,387
		28,057,148
Air freight and logistics - 2.4%
C.H. Robinson Worldwide, Inc.	191,700	14,036,274
Expeditors International of Washington, Inc.	163,600	7,882,248
		21,918,522
Airlines - 0.5%
Southwest Airlines Company	95,800	4,243,940
Commercial services and supplies - 1.4%
Cintas Corp.	152,700	12,464,901
Construction and engineering - 0.9%
KBR, Inc.	523,100	7,574,488
Machinery - 0.9%
Harsco Corp.	143,200	2,471,632
Ingersoll-Rand PLC	19,800	1,347,984
Xylem, Inc.	115,400	4,041,308
		7,860,924
Professional services - 0.9%
ManpowerGroup, Inc.	95,600	8,235,940
		90,355,863
Information technology - 3.8%
Communications equipment - 0.5%
ADTRAN, Inc.	202,200	3,775,074
Motorola Solutions, Inc.	6,800	453,356
		4,228,430
Electronic equipment, instruments and components - 0.4%
AVX Corp.	242,700	3,463,329
IT services - 0.2%
The Western Union Company	101,200	2,105,972
Semiconductors and semiconductor equipment - 2.7%
Applied Materials, Inc.	460,900	10,397,904
ASML Holding NV	21,823	2,204,778
Broadcom Corp., Class A	104,900	4,541,646
Marvell Technology Group, Ltd.	462,200	6,794,340
		23,938,668
		33,736,399
Materials - 7.8%
Chemicals - 1.0%
The Scotts Miracle-Gro Company, Class A	134,600	9,041,082
Construction materials - 1.8%
Vulcan Materials Company	193,607	16,321,070
Containers and packaging - 1.8%
MeadWestvaco Corp.	183,700	9,161,119
Packaging Corp. of America	87,000	6,802,530
		15,963,649
Metals and mining - 2.4%
Compania de Minas Buenaventura SA, ADR	230,300	2,332,939
Franco-Nevada Corp.	105,800	5,127,318
Lonmin PLC (I)(L)	1,182,369	2,056,143
Newmont Mining Corp.	381,800	8,288,878
Silver Wheaton Corp. (L)	181,500	3,452,130
		21,257,408
Paper and forest products - 0.8%
Louisiana-Pacific Corp. (I)	465,600	7,687,056
		70,270,265
Telecommunication services - 0.7%
Wireless telecommunication services - 0.7%
Telephone & Data Systems, Inc.	263,536	6,562,046
Utilities - 5.5%
Electric utilities - 3.2%
American Electric Power Company, Inc.	86,300	4,854,375
Duke Energy Corp.	14,602	1,121,142
FirstEnergy Corp.	636,751	22,324,490
		28,300,007
Independent power and renewable electricity producers - 1.7%
AES Corp.	804,000	10,331,400
Calpine Corp. (I)	33,500	766,145
NRG Energy, Inc.	173,105	4,360,515
		15,458,060

The accompanying notes are an integral part of the financial statements.	161

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Mid Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Multi-utilities - 0.6%
CenterPoint Energy, Inc.	285,800	$5,833,178
		49,591,245
TOTAL COMMON STOCKS (Cost $672,855,579)		$832,690,017

CONVERTIBLE BONDS - 0.4%
Industrials - 0.4%
UTi Worldwide, Inc. 4.500%, 03/01/2019	$2,928,000	$3,283,020
TOTAL CONVERTIBLE BONDS (Cost $2,941,543)		$3,283,020

SECURITIES LENDING COLLATERAL - 2.5%
John Hancock
Collateral Trust, 0.1102% (W)(Y)	2,270,447	$22,715,820
TOTAL SECURITIES LENDING
COLLATERAL (Cost $22,716,030)		$22,715,820

SHORT-TERM INVESTMENTS - 7.0%
Money market funds - 7.0%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	1,000,000	1,000,000
T. Rowe Price Reserve Investment
Fund, 0.0384% (Y)	62,279,419	62,279,419
TOTAL SHORT-TERM INVESTMENTS (Cost $63,279,419)		$63,279,419
Total Investments (Mid Value Trust)
(Cost $761,792,571) - 102.7%		$921,968,276
Other assets and liabilities, net - (2.7%)		(24,359,381)
TOTAL NET ASSETS - 100.0%		$897,608,895

Money Market Trust

	Shares or
	Principal
	Amount	Value
COMMERCIAL PAPER - 57.4%
Australia & New Zealand Banking Group, Ltd.
0.160%, 04/30/2015 *	$30,000,000	$29,996,133
Bank of Nova Scotia 0.135%, 04/01/2015 *	16,950,000	16,950,000
Bank of Tokyo-Mitsubishi UFJ, Ltd.
0.200%, 04/06/2015 *	38,000,000	37,998,944
0.210%, 04/10/2015 *	45,000,000	44,997,638
0.220%, 04/16/2015 *	20,040,000	20,038,163
Barclays US Funding LLC 0.250%,
05/11/2015 *	50,000,000	49,986,111
BMW US Capital LLC 0.110%, 04/27/2015 *	65,000,000	64,994,836
BNP Paribas Finance, Inc.
0.230%, 05/12/2015 *	45,000,000	44,988,213
0.230%, 06/01/2015 *	55,000,000	54,978,565
Caisse Centrale Desjardins
0.130%, 04/09/2015 *	60,000,000	59,998,267
0.150%, 04/14/2015 *	15,000,000	14,999,188
0.180%, 06/09/2015 *	25,000,000	24,991,375
Cargill, Inc.
0.070%, 04/01/2015*	19,910,000	19,910,000
0.070%, 04/02/2015 *	77,840,000	77,839,849
Caterpillar Financial Services Corp. 0.120%,
06/01/2015 *	13,870,000	13,867,180
Chevron Corp. 0.070%, 04/09/2015 *	13,300,000	13,299,793
Electricite de France SA
0.160%, 04/02/2015 *	15,000,000	14,999,933
0.170%, 04/02/2015 *	40,000,000	39,999,811
0.170%, 05/22/2015 *	27,165,000	27,158,458
Illinois Tool Works, Inc.
0.090%, 04/09/2015 *	14,200,000	14,199,716
0.090%, 04/13/2015 *	1,800,000	1,799,946
0.090%, 04/15/2015 *	7,800,000	7,799,727
0.110%, 04/01/2015*	50,000,000	50,000,000
MetLife Short Term Funding LLC
0.120%, 05/04/2015 *	16,420,000	16,418,194
0.120%, 05/07/2015 *	6,000,000	5,999,280
0.140%, 05/26/2015 *	10,000,000	9,997,861
0.150%, 04/28/2015 *	20,000,000	19,997,750
0.150%, 05/26/2015 *	15,890,000	15,886,359
0.180%, 04/01/2015 *	30,000,000	30,000,000
National Rural Utilities
Cooperative Finance Corp.
0.110%, 04/27/2015 *	19,230,000	19,228,472
0.120%, 04/15/2015 *	22,000,000	21,998,973
PepsiCo, Inc. 0.070%, 04/28/2015 *	5,115,000	5,114,731
Philip Morris International, Inc.
0.080%, 04/22/2015 *	50,000,000	49,997,667
0.110%, 04/20/2015 *	20,000,000	19,998,839
Telstra Corp., Ltd.
0.170%, 06/09/2015 *	18,000,000	17,994,135
0.170%, 06/10/2015 *	11,000,000	10,996,364
Toronto-Dominion Holdings USA, Inc.
0.180%, 04/07/2015 *	94,620,000	94,617,159
Toyota Motor Credit Corp.
0.140%, 05/15/2015 *	50,000,000	49,991,444
0.170%, 04/17/2015 *	22,850,000	22,848,274
TOTAL COMMERCIAL PAPER (Cost $1,156,877,348)		$1,156,877,348

CORPORATE INTEREST-BEARING OBLIGATIONS - 6.9%
Wells Fargo & Company
0.456%, 10/28/2015 (P)*	35,000,000	35,024,500
1.500%, 07/01/2015 *	28,000,000	28,081,307
Westpac Banking Corp.
0.243%, 05/22/2015 (P)(S)*	75,000,000	75,000,000
TOTAL CORPORATE INTEREST-BEARING
OBLIGATIONS (Cost $138,105,807)		$138,105,807

U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 23.6%
U.S. Government - 12.0%
U.S. Treasury Bill
0.063%, 08/20/2015 *	60,000,000	59,985,313
0.065%, 08/20/2015 to 08/27/2015 *	97,000,000	96,974,926
U.S. Treasury Note
2.500%, 04/30/2015 *	50,000,000	50,093,197
4.500%, 11/15/2015 *	33,750,000	34,668,136
U.S. Government Agency - 11.6%
Federal Home Loan Bank
0.050%, 04/15/2015 to 05/01/2015 *	37,400,000	37,398,840
0.055%, 04/15/2015 to 05/04/2015 *	100,040,000	100,035,704
0.057%, 05/01/2015 *	13,200,000	13,199,373
0.060%, 04/01/2015 to 04/10/2015 *	83,799,000	83,798,322
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $476,153,811)		$476,153,811

CERTIFICATE OF DEPOSIT - 12.4%
Bank of Montreal
0.180%, 04/01/2015*	50,000,000	50,000,000

The accompanying notes are an integral part of the financial statements.	162

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Money Market Trust (continued)

	Shares or
	Principal
	Amount	Value
CERTIFICATE OF DEPOSIT (continued)
Bank of Montreal (continued)
0.257%, 06/18/2015 (P)*	$50,000,000	$50,000,000
Credit Suisse New York 0.220%, 05/18/2015 *	50,000,000	50,000,000
Sumitomo Mitsui Banking Corp.
0.240%, 06/01/2015 *	40,000,000	40,000,000
0.240%, 06/08/2015 *	60,000,000	60,000,000
TOTAL CERTIFICATE OF DEPOSIT (Cost $250,000,000)		$250,000,000
Total Investments (Money Market Trust)
(Cost $2,021,136,966) - 100.3%		$2,021,136,966
Other assets and liabilities, net - (0.3%)		(5,361,819)
TOTAL NET ASSETS - 100.0%		$2,015,775,147

Money Market Trust B

	Shares or
	Principal
	Amount	Value
COMMERCIAL PAPER - 50.8%
Bank of Nova Scotia 0.135%, 04/01/2015 *	$1,960,000	$1,960,000
Bank of Tokyo-Mitsubishi UFJ, Ltd.
0.200%, 04/01/2015 *	10,000,000	10,000,000
0.210%, 04/08/2015 *	8,000,000	7,999,673
Barclays US Funding LLC 0.250%,
05/11/2015 *	10,000,000	9,997,222
BMW US Capital LLC
0.100%, 04/27/2015 *	5,000,000	4,999,639
0.110%, 04/24/2015 *	10,000,000	9,999,297
0.110%, 04/27/2015 *	5,000,000	4,999,603
BNP Paribas Finance, Inc. 0.230%,
06/01/2015 *	19,000,000	18,992,595
Caisse Centrale Desjardins
0.130%, 04/09/2015 *	10,000,000	9,999,711
0.135%, 04/06/2015 *	7,480,000	7,479,860
Cargill, Inc. 0.070%, 04/01/2015 *	12,090,000	12,090,000
Caterpillar Financial Services Corp. 0.120%,
06/01/2015 *	10,000,000	9,997,967
Electricite de France SA
0.160%, 04/07/2015 *	3,740,000	3,739,900
0.170%, 04/02/2015 *	7,000,000	6,999,967
0.180%, 05/06/2015 *	7,000,000	6,998,775
MetLife Short Term Funding LLC
0.120%, 05/01/2015 *	6,000,000	5,999,400
0.130%, 05/18/2015 *	10,000,000	9,998,303
0.150%, 04/28/2015 *	3,500,000	3,499,606
National Rural Utilities Cooperative
Finance Corp. 0.110%, 04/27/2015 *	5,770,000	5,769,542
PepsiCo, Inc.
0.090%, 04/07/2015 *	5,530,000	5,529,917
0.100%, 05/21/2015 *	2,370,000	2,369,671
Philip Morris International, Inc. 0.120%,
05/18/2015 *	7,475,000	7,473,829
Telstra Corp., Ltd. 0.170%, 06/10/2015 *	5,000,000	4,998,347
Toronto-Dominion Holdings USA, Inc.
0.180%, 04/07/2015 *	18,000,000	17,999,460
Toyota Motor Credit Corp. 0.140%,
05/06/2015 *	15,770,000	15,767,854
TOTAL COMMERCIAL PAPER (Cost $205,660,138)		$205,660,138

CORPORATE INTEREST-BEARING OBLIGATIONS - 5.6%
Wells Fargo & Company
0.456%, 10/28/2015 (P)*	7,000,000	7,004,900
1.500%, 07/01/2015 *	5,620,000	5,636,319
Westpac Banking Corp.
0.243%, 05/22/2015 (P)(S)*	10,000,000	10,000,000
TOTAL CORPORATE INTEREST-BEARING
OBLIGATIONS (Cost $22,641,219)		$22,641,219

U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 31.5%
U.S. Government - 11.3%
U.S. Treasury Bill
0.063%, 08/20/2015 *	10,000,000	9,997,552
0.065%, 08/20/2015 to 08/27/2015 *	19,000,000	18,995,087
U.S. Treasury Note
2.500%, 04/30/2015 *	10,000,000	10,018,639
4.500%, 11/15/2015 *	6,250,000	6,420,025
U.S. Government Agency - 20.2%
Federal Home Loan Bank
0.055%, 04/15/2015 to 05/01/2015 *	17,340,000	17,339,298
0.056%, 05/08/2015 *	12,845,000	12,844,261
0.057%, 05/08/2015 *	18,100,000	18,098,940
0.060%, 04/01/2015 to 05/06/2015 *	23,520,000	23,519,672
0.065%, 04/15/2015 *	10,000,000	9,999,747
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $127,233,221)		$127,233,221

CERTIFICATE OF DEPOSIT - 11.6%
Bank of Montreal
0.180%, 04/01/2015*	8,000,000	8,000,000
0.257%, 06/18/2015 (P)*	10,000,000	10,000,000
Credit Suisse New York 0.220%, 05/18/2015 *	10,000,000	10,000,000
Sumitomo Mitsui Banking Corp.
0.240%, 06/08/2015 *	11,000,000	11,000,000
0.260%, 05/07/2015 *	8,000,000	8,000,159
TOTAL CERTIFICATE OF DEPOSIT (Cost $47,000,159)		$47,000,159
Total Investments (Money Market Trust B)
(Cost $402,534,737) - 99.5%		$402,534,737
Other assets and liabilities, net - 0.5%		1,963,331
TOTAL NET ASSETS - 100.0%		$404,498,068

Mutual Shares Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 83.0%
Consumer discretionary - 9.0%
Automobiles - 1.7%
Fiat SpA (I)	242,845	$1,990,185
General Motors Company	229,500	8,606,250
		10,596,435
Diversified consumer services - 0.2%
Cengage Learning Holdings II LP (I)	38,500	866,240
Media - 7.1%
CBS Corp., Class B	125,807	7,627,678
Comcast Corp., Special Class A	31,907	1,788,866
Reed Elsevier PLC	464,607	7,990,273

The accompanying notes are an integral part of the financial statements.	163

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Mutual Shares Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Media (continued)
Time Warner Cable, Inc.	65,800	$9,862,104
Time Warner, Inc.	53,608	4,526,660
Tribune Media Company, Class B	20,315	1,185,990
Tribune Publishing Company	13,360	259,184
Twenty-First Century Fox, Inc., Class B	311,586	10,244,948
		43,485,703
		54,948,378
Consumer staples - 10.4%
Beverages - 1.1%
PepsiCo, Inc.	70,596	6,750,390
Food and staples retailing - 3.1%
CVS Health Corp.	56,213	5,801,744
The Kroger Company	77,234	5,920,758
Walgreens Boots Alliance, Inc.	85,324	7,225,236
		18,947,738
Household products - 0.5%
Energizer Holdings, Inc.	24,113	3,328,800
Personal products - 0.3%
Avon Products, Inc.	198,869	1,588,963
Tobacco - 5.4%
Altria Group, Inc.	119,721	5,988,444
British American Tobacco PLC	178,236	9,229,775
Imperial Tobacco Group PLC	138,630	6,081,178
Lorillard, Inc.	137,155	8,963,079
Philip Morris International, Inc.	34,264	2,581,107
		32,843,583
		63,459,474
Energy - 7.9%
Energy equipment and services - 1.3%
Baker Hughes, Inc.	106,327	6,760,271
Transocean, Ltd. (L)	95,136	1,395,645
		8,155,916
Oil, gas and consumable fuels - 6.6%
Anadarko Petroleum Corp.	35,560	2,944,724
Apache Corp.	104,130	6,282,163
BG Group PLC	225,991	2,773,754
BP PLC	602,823	3,907,595
CONSOL Energy, Inc.	93,718	2,613,795
Marathon Oil Corp.	219,172	5,722,581
Murphy Oil Corp.	60,600	2,823,960
Royal Dutch Shell PLC, A Shares	267,914	7,994,196
Talisman Energy, Inc.	360,620	2,769,200
Whiting Petroleum Corp. (I)	81,685	2,524,067
		40,356,035
		48,511,951
Financials - 21.0%
Banks - 9.9%
Barclays PLC	1,453,800	5,247,527
CIT Group, Inc.	109,405	4,936,354
Citigroup, Inc.	122,965	6,335,157
Citizens Financial Group, Inc.	205,003	4,946,722
Columbia Banking System, Inc.	21,477	622,189
FCB Financial Holdings, Inc., Class A (I)	60,504	1,655,994
Guaranty Bancorp	4,385	74,370
ING Groep NV (I)	266,278	3,900,434
JPMorgan Chase & Co.	129,810	7,863,890
KB Financial Group, Inc.	90,186	3,183,458
Societe Generale SA	28,275	1,365,174
SunTrust Banks, Inc.	108,510	4,458,676
The PNC Financial Services Group, Inc.	127,954	11,930,431
Wells Fargo & Company	76,120	4,140,928
		60,661,304
Consumer finance - 0.4%
Ally Financial, Inc. (I)	122,150	2,562,707
Insurance - 9.6%
ACE, Ltd.	72,962	8,134,533
Alleghany Corp. (I)	13,844	6,742,028
American International Group, Inc.	189,535	10,384,623
MetLife, Inc.	137,160	6,933,438
The Allstate Corp.	82,856	5,896,862
White Mountains Insurance Group, Ltd.	20,381	13,951,202
XL Group PLC	169,077	6,222,034
		58,264,720
Real estate investment trusts - 1.0%
Alexander’s, Inc.	12,593	5,749,712
Real estate management and development - 0.1%
Forestar Group, Inc. (I)	39,987	630,595
		127,869,038
Health care - 13.0%
Health care equipment and supplies - 3.8%
Medtronic PLC	205,319	16,012,829
Stryker Corp.	75,105	6,928,436
		22,941,265
Health care providers and services - 1.1%
Cigna Corp.	53,651	6,944,585
Pharmaceuticals - 8.1%
Eli Lilly & Company	147,876	10,743,191
Hospira, Inc. (I)	94,766	8,324,245
Merck & Company, Inc.	277,230	15,935,180
Teva Pharmaceutical Industries, Ltd., ADR	227,378	14,165,649
		49,168,265
		79,054,115
Industrials - 4.4%
Aerospace and defense - 1.7%
B/E Aerospace, Inc.	52,990	3,371,224
Huntington Ingalls Industries, Inc.	42,541	5,962,121
KLX, Inc. (I)	26,495	1,021,117
		10,354,462
Machinery - 1.4%
Caterpillar, Inc.	71,362	5,711,101
CNH Industrial NV	107,017	877,035
Federal Signal Corp.	140,014	2,210,821
		8,798,957
Marine - 1.3%
A.P. Moeller - Maersk A/S, Series B (L)	3,645	7,618,876
		26,772,295
Information technology - 11.2%
Communications equipment - 1.4%
Cisco Systems, Inc.	302,960	8,338,974
IT services - 1.2%
Xerox Corp.	600,354	7,714,549

The accompanying notes are an integral part of the financial statements.	164

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Mutual Shares Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Software - 4.9%
CA, Inc.	163,949	$5,346,377
Microsoft Corp.	390,176	15,862,605
Symantec Corp.	376,450	8,795,754
		30,004,736
Technology hardware, storage and peripherals - 3.7%
Apple, Inc.	102,470	12,750,342
Hewlett-Packard Company	169,443	5,279,844
Samsung Electronics Company, Ltd.	3,366	4,364,871
		22,395,057
		68,453,316
Materials - 3.6%
Containers and packaging - 1.0%
MeadWestvaco Corp.	125,743	6,270,803
Metals and mining - 1.4%
Freeport-McMoRan, Inc.	224,236	4,249,272
ThyssenKrupp AG	168,401	4,408,773
		8,658,045
Paper and forest products - 1.2%
International Paper Company	132,184	7,334,890
		22,263,738
Telecommunication services - 1.8%
Diversified telecommunication services - 0.7%
Koninklijke KPN NV	1,151,710	3,903,894
Wireless telecommunication services - 1.1%
Vodafone Group PLC	2,123,006	6,947,160
		10,851,054
Utilities - 0.7%
Independent power and renewable electricity producers - 0.7%
NRG Energy, Inc.	169,794	4,277,111
TOTAL COMMON STOCKS (Cost $384,162,731)		$506,460,470

CORPORATE BONDS - 2.8%
Consumer discretionary - 0.7%
iHeartCommunications, Inc.
9.000%, 12/15/2019	$3,977,000	$3,947,173
Tropicana Entertainment LLC
9.625%, 12/15/2014 (H)	1,180,000	0
		3,947,173
Energy - 0.6%
NGPL PipeCo LLC
7.119%, 12/15/2017 (S)	1,287,000	1,274,130
9.625%, 06/01/2019 (S)	1,911,000	1,895,473
Samson Investment Company
9.750%, 02/15/2020	2,048,000	552,960
		3,722,563
Information technology - 1.0%
Avaya, Inc.
7.000%, 04/01/2019 (S)	1,707,000	1,694,198
10.500%, 03/01/2021 (S)	5,070,000	4,322,175
		6,016,373
Materials - 0.1%
Walter Energy, Inc.
9.500%, 10/15/2019 (S)	792,000	475,200
Walter Energy, Inc., PIK
11.000%, 04/01/2020 (S)	660,000	59,400
		534,600
Utilities - 0.4%
Texas Competitive Electric Holdings
Company LLC
11.500%, 10/01/2020 (H)(S)	4,128,000	2,580,000
TOTAL CORPORATE BONDS (Cost $19,153,867)		$16,800,709

TERM LOANS (M) - 3.8%
Consumer discretionary - 2.5%
Caesars Entertainment
Operating Company, Inc.
03/01/2017 (H)	426,320	388,164
03/01/2017 (H)	2,033,290	1,856,648
01/28/2018 (H)	1,258,675	1,143,821
Cengage Learning Acquisitions, Inc.
7.000%, 03/31/2020	242,550	243,278
iHeartCommunications, Inc.
6.928%, 01/30/2019	4,025,467	3,823,187
7.678%, 07/30/2019	1,293,886	1,246,336
JC Penney Corp., Inc.
6.000%, 05/22/2018	3,439,215	3,423,739
Toys R Us - Delaware, Inc.
8.250%, 10/24/2019	177,696	175,031
9.750%, 04/24/2020	2,697,547	2,500,626
Toys R Us Canada, Ltd.
8.250%, 10/24/2019	143,304	141,154
		14,941,984
Energy - 0.0%
NGPL PipeCo LLC
6.750%, 09/15/2017	104,739	99,816
Information technology - 0.5%
Avaya, Inc.
4.676%, 10/26/2017	2,536,965	2,496,057
6.500%, 03/30/2018	619,328	617,350
		3,113,407
Materials - 0.1%
Walter Energy, Inc.
7.250%, 04/02/2018	1,412,439	852,507
Utilities - 0.7%
Texas Competitive Electric Holdings
Company LLC 10/10/2017 (H)	7,466,240	4,462,415
TOTAL TERM LOANS (Cost $26,108,826)		$23,470,129

MUNICIPAL BONDS - 0.3%
Commonwealth of Puerto Rico, Series A
8.000%, 07/01/2035	$2,046,000	$1,680,339
TOTAL MUNICIPAL BONDS (Cost $1,911,097)		$1,680,339

PREFERRED SECURITIES - 0.7%
Consumer discretionary - 0.7%
Volkswagen AG	16,912	4,485,103
TOTAL PREFERRED SECURITIES (Cost $4,401,941)		$4,485,103

The accompanying notes are an integral part of the financial statements.	165

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Mutual Shares Trust (continued)

	Shares or
	Principal
	Amount	Value
SECURITIES LENDING COLLATERAL - 1.6%
John Hancock
Collateral Trust, 0.1102% (W)(Y)	950,545	$9,510,203
TOTAL SECURITIES LENDING
COLLATERAL (Cost $9,510,234)		$9,510,203

SHORT-TERM INVESTMENTS - 4.5%
U.S. Government - 4.5%
U.S. Treasury Bills
0.036%, 04/16/2015 *	$3,000,000	$2,999,961
0.041%, 04/09/2015 *	2,500,000	2,499,988
0.057%, 04/30/2015 *	3,000,000	2,999,904
0.060%, 05/14/2015 *	2,000,000	1,999,934
0.063%, 08/06/2015 *	1,000,000	999,788
0.064%, 08/20/2015 *	3,500,000	3,499,108
0.065%, 08/27/2015 *	5,000,000	4,998,405
0.075%, 07/23/2015 *	2,000,000	1,999,734
0.076%, 09/03/2015 *	2,000,000	1,999,290
0.088%, 07/09/2015 *	2,500,000	2,499,898
0.105%, 07/02/2015 *	1,000,000	999,911
		27,495,921
TOTAL SHORT-TERM INVESTMENTS (Cost $27,495,224)		$27,495,921
Total Investments (Mutual Shares Trust)
(Cost $472,743,920) - 96.7%		$589,902,874
Other assets and liabilities, net - 3.3%		20,435,983
TOTAL NET ASSETS - 100.0%		$610,338,857

New Income Trust

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 48.4%
U.S. Government - 20.6%
Treasury Inflation Protected Securities
0.125%, 07/15/2024	$2,333,028	$2,333,756
0.250%, 01/15/2025	6,434,327	6,483,580
0.625%, 01/15/2024	32,417,277	33,787,426
1.875%, 07/15/2015	6,338,968	6,439,003
U.S. Treasury, Bond 3.000%, 11/15/2044	16,860,000	18,476,183
U.S. Treasury Bonds
3.125%, 02/15/2043	50,610,000	56,501,308
3.375%, 05/15/2044	9,275,000	10,872,767
5.375%, 02/15/2031	15,830,000	22,472,410
U.S. Treasury Notes
0.375%, 08/31/2015	8,800,000	8,808,941
0.625%, 11/30/2017	28,580,000	28,457,192
0.875%, 02/28/2017	52,655,000	52,979,987
1.250%, 10/31/2018	24,540,000	24,668,442
1.500%, 05/31/2019	48,225,000	48,737,391
2.000%, 08/31/2021	20,420,000	20,849,147
2.625%, 04/30/2016	6,640,000	6,804,446
U.S. Treasury Strips, PO
2.285%, 05/15/2021	220,000	198,259
		348,870,238
U.S. Government Agency - 27.8%
Federal Home Loan Mortgage Corp.
2.091%, 09/01/2035 (P)	20,583	21,765
2.125%, 07/01/2038 (P)	27,448	29,133
2.137%, 06/01/2038 (P)	38,118	40,467
2.181%, 06/01/2037 (P)	209,398	222,425
2.202%, 04/01/2037 (P)	92,616	99,041
2.225%, 07/01/2035 (P)	17,181	18,272
2.226%, 07/01/2035 (P)	27,843	29,737
2.237%, 10/01/2036 (P)	126,852	135,673
2.245%, 01/01/2036 (P)	1,020	1,091
2.283%, 03/01/2036 (P)	56,940	60,641
2.285%, 09/01/2032 (P)	1,057	1,130
2.335%, 05/01/2037 (P)	24,453	26,116
2.359%, 01/01/2037 (P)	30,979	33,092
2.362%, 02/01/2035 (P)	54,794	58,283
2.370%, 01/01/2036 (P)	72,772	77,832
2.401%, 02/01/2037 (P)	88,552	94,695
2.478%, 11/01/2035 (P)	16,640	17,794
2.500%, 05/01/2028	3,918,934	4,035,496
2.583%, 02/01/2037 (P)	91,709	98,071
2.701%, 02/01/2038 (P)	76,876	82,210
2.733%, 02/01/2037 (P)	31,073	33,229
3.000%, 01/01/2043 to 06/01/2043	18,370,031	18,795,652
3.500%, 03/01/2043	7,332,544	7,692,622
4.000%, 05/01/2026 to 02/01/2041	13,575,440	14,552,646
4.500%, 11/01/2018 to 10/01/2039	10,438,606	11,375,970
5.000%, 10/01/2018 to 08/01/2040	4,190,709	4,667,748
5.500%, 03/01/2018 to 12/01/2039	343,657	379,385
5.827%, 12/01/2036 (P)	23,643	25,420
5.932%, 10/01/2036 (P)	45,698	48,875
6.000%, 04/01/2017 to 08/01/2038	823,590	938,370
6.043%, 11/01/2036 (P)	17,966	19,316
6.106%, 10/01/2036 (P)	40,082	42,863
6.421%, 08/01/2036 (P)	12,923	13,819
6.500%, 05/01/2017 to 03/01/2037	227,262	263,989
7.000%, 02/01/2024 to 06/01/2032	6,013	7,062
7.500%, 05/01/2024 to 06/01/2024	752	869
Federal National Mortgage Association
1.737%, 10/01/2033 (P)	27,602	28,592
1.862%, 12/01/2035 (P)	6,680	7,050
1.950%, 06/01/2037 (P)	39,191	41,075
2.037%, 07/01/2035 (P)	23,056	24,342
2.087%, 07/01/2027 (P)	329	337
2.125%, 09/01/2037 (P)	20,636	22,067
2.131%, 12/01/2035 (P)	6,350	6,715
2.138%, 09/01/2035 (P)	91,219	97,547
2.139%, 07/01/2036 (P)	174,876	185,529
2.159%, 08/01/2037 (P)	40,791	43,621
2.193%, 05/01/2038 (P)	145,431	155,520
2.203%, 11/01/2035 (P)	57,964	61,985
2.204%, 08/01/2036 (P)	79,871	84,987
2.337%, 04/01/2038 (P)	33,877	36,227
2.339%, 05/01/2038 (P)	80,445	86,019
2.343%, 05/01/2038 (P)	31,766	33,970
2.352%, 08/01/2038 (P)	16,991	18,170
2.395%, 12/01/2035 (P)	2,583	2,755
2.412%, 01/01/2037 (P)	44,554	47,645
2.461%, 12/01/2035 (P)	11,671	12,479
2.500%, 10/01/2027 to 01/01/2043	24,583,371	25,127,198
2.651%, 12/01/2036 (P)	80,793	86,398
3.000%, TBA (C)	10,200,000	10,429,384
3.000%, 01/01/2027 to 10/01/2043	43,390,722	44,757,201
3.500%, 10/01/2042 to 11/01/2044	15,554,802	16,369,386
4.000%, TBA (C)	2,770,000	2,961,783
4.000%, 11/01/2025 to 01/01/2042	33,653,378	36,079,061

The accompanying notes are an integral part of the financial statements.	166

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

		Shares or
		Principal
		Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
4.375%, 10/15/2015		$825,000	$843,489
4.500%, 05/01/2019 to 09/01/2042		35,441,835	38,685,488
5.000%, TBA (C)		2,875,000	3,197,090
5.000%, 05/01/2018 to 07/01/2041		25,963,594	29,005,863
5.500%, 11/01/2015 to 09/01/2041		17,046,084	19,314,854
5.674%, 01/01/2019 (P)		153	160
6.000%, 09/01/2017 to 10/01/2038		13,356,650	15,315,900
6.059%, 09/01/2036 (P)		5,008	5,355
6.500%, 11/01/2015 to 06/01/2039		3,592,196	4,138,219
7.000%, 12/01/2029 to 04/01/2037		15,897	18,488
Government National
Mortgage Association
2.500%, 11/20/2042 to 07/20/2043		10,397,102	10,385,120
3.000%, TBA (C)		4,485,000	4,619,668
3.000%, 09/20/2044 to 12/20/2044		17,246,868	17,789,017
3.500%, TBA (C)		25,160,000	26,484,830
3.500%, 09/15/2041 to 03/20/2045		37,125,802	39,173,340
4.000%, TBA (C)		12,170,000	12,966,755
4.000%, 09/20/2040 to 12/20/2044		14,557,183	15,650,811
4.500%, 01/15/2019 to 09/20/2040		10,739,912	11,825,233
5.000%, 01/15/2019 to 03/20/2041		7,511,736	8,386,477
5.500%, 02/15/2029 to 06/20/2044		6,320,586	7,137,204
6.000%, 02/15/2016 to 07/20/2039		3,288,387	3,768,138
6.500%, 08/15/2016 to 09/15/2038		1,975,623	2,293,026
7.000%, 04/15/2017 to 10/20/2036		810,298	955,278
9.250%, 02/15/2017 to 12/15/2019		1,669	1,889
9.750%, 07/15/2017 to 02/15/2021		1,953	2,281
10.250%, 11/15/2020		1,171	1,384
			472,813,199
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $796,430,819)			$821,683,437

FOREIGN GOVERNMENT
OBLIGATIONS - 2.1%
Bermuda - 0.3%
Government of Bermuda
4.138%, 01/03/2023 (S)		2,075,000	2,059,438
5.603%, 07/20/2020 (S)		2,190,000	2,419,950
			4,479,388
Brazil - 0.4%
Federative Republic of Brazil
6.000%, 08/15/2020 to 08/15/2050	BRL	7,871,000	6,324,986
Iceland - 0.1%
Republic of Iceland
5.875%, 05/11/2022		$1,480,000	1,709,184
Mexico - 0.7%
Government of Mexico
4.000%, 06/13/2019	MXN	20,555,414	1,443,056
4.500%, 12/04/2025		22,197,728	1,661,773
6.500%, 06/10/2021		59,320,000	4,069,356
7.750%, 11/13/2042		36,295,000	2,758,534
8.500%, 11/18/2038		16,590,000	1,354,449
			11,287,168
Morocco - 0.1%
Kingdom of Morocco
4.250%, 12/11/2022 (S)		$2,580,000	2,670,300
Singapore - 0.2%
Republic of Singapore
3.000%, 09/01/2024	SGD	5,185,000	4,007,005
South Africa - 0.3%
Republic of South Africa
5.875%, 09/16/2025		$2,565,000	2,937,438
6.750%, 03/31/2021	ZAR	31,680,000	2,533,042
			5,470,480
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $40,174,205)			$35,948,511

CORPORATE BONDS - 28.2%
Consumer discretionary - 4.2%
21st Century Fox America, Inc.
4.750%, 09/15/2044		$3,790,000	4,248,325
Altice SA
7.625%, 02/15/2025 (S)		2,175,000	2,179,078
Amazon.com, Inc.
3.800%, 12/05/2024		2,535,000	2,664,262
4.950%, 12/05/2044		5,310,000	5,793,714
Argos Merger Sub, Inc.
7.125%, 03/15/2023		525,000	544,031
CCO Holdings LLC
6.625%, 01/31/2022		1,530,000	1,635,188
Comcast Corp.
3.125%, 07/15/2022		2,210,000	2,289,489
4.200%, 08/15/2034		1,950,000	2,112,704
Delphi Corp.
4.150%, 03/15/2024		1,770,000	1,881,639
5.000%, 02/15/2023		1,885,000	2,021,663
DISH DBS Corp.
5.125%, 05/01/2020		2,335,000	2,352,513
Family Tree Escrow LLC
5.750%, 03/01/2023 (S)		2,375,000	2,493,750
General Motors Company
4.000%, 04/01/2025		1,560,000	1,584,522
5.200%, 04/01/2045		1,220,000	1,324,258
6.250%, 10/02/2043		1,845,000	2,260,476
General Motors Financial Company, Inc.
6.750%, 06/01/2018		2,285,000	2,570,625
Hyatt Hotels Corp.
3.875%, 08/15/2016		2,260,000	2,340,922
INVISTA Finance LLC
4.250%, 10/15/2019 (S)		1,115,000	1,108,031
Newell Rubbermaid, Inc.
2.050%, 12/01/2017		1,250,000	1,256,581
O’Reilly Automotive, Inc.
4.875%, 01/14/2021		3,970,000	4,428,555
Omnicom Group, Inc.
3.650%, 11/01/2024		2,815,000	2,911,994
QVC, Inc.
3.125%, 04/01/2019		3,475,000	3,498,894
4.375%, 03/15/2023		445,000	453,389
Sirius XM Radio, Inc.
5.250%, 08/15/2022 (S)		4,271,000	4,505,905
The Interpublic Group of Companies, Inc.
3.750%, 02/15/2023		1,615,000	1,672,916
4.000%, 03/15/2022		2,365,000	2,477,513
The Priceline Group, Inc.
3.650%, 03/15/2025		2,135,000	2,172,725
Univision Communications, Inc.
5.125%, 05/15/2023 (S)		800,000	812,000

The accompanying notes are an integral part of the financial statements.	167

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Virgin Media Secured Finance PLC
5.250%, 01/15/2021	$860,000	$918,050
WPP Finance 2010
4.750%, 11/21/2021	3,650,000	4,111,732
		70,625,444
Consumer staples - 0.2%
Rite Aid Corp.
6.125%, 04/01/2023 (S)	425,000	435,625
Tyson Foods, Inc.
3.950%, 08/15/2024	1,800,000	1,901,671
Walgreens Boots Alliance, Inc.
2.700%, 11/18/2019	1,235,000	1,261,674
		3,598,970
Energy - 3.5%
Anadarko Petroleum Corp.
3.450%, 07/15/2024	280,000	282,397
6.375%, 09/15/2017	1,730,000	1,924,504
Continental Resources, Inc.
5.000%, 09/15/2022	4,060,000	4,004,175
DCP Midstream Operating LP
3.875%, 03/15/2023	1,890,000	1,701,338
Ecopetrol SA
4.125%, 01/16/2025	2,040,000	1,953,055
5.875%, 05/28/2045	600,000	562,500
Energy Transfer Partners LP
5.200%, 02/01/2022	1,565,000	1,705,146
Enterprise Products Operating LLC
5.950%, 02/01/2041	2,755,000	3,343,082
KazMunayGas National Company JSC
9.125%, 07/02/2018	800,000	868,640
Murphy Oil Corp.
4.000%, 06/01/2022	900,000	859,991
Newfield Exploration Company
5.375%, 01/01/2026	575,000	580,822
5.625%, 07/01/2024	625,000	650,000
5.750%, 01/30/2022	865,000	901,763
Noble Energy, Inc.
4.150%, 12/15/2021	1,775,000	1,879,982
6.000%, 03/01/2041	2,665,000	3,000,225
Noble Holding International, Ltd.
5.950%, 04/01/2025	2,230,000	2,177,562
Origin Energy Finance, Ltd.
3.500%, 10/09/2018 (S)	1,690,000	1,740,732
Pertamina Persero PT
4.300%, 05/20/2023	705,000	706,763
6.450%, 05/30/2044 (S)	1,055,000	1,134,125
Petrobras Global Finance BV
4.375%, 05/20/2023	80,000	68,408
5.750%, 01/20/2020	735,000	683,300
5.875%, 03/01/2018	1,055,000	1,010,163
7.875%, 03/15/2019	866,000	882,021
Petroleos Mexicanos
4.875%, 01/24/2022	4,240,000	4,499,700
5.500%, 06/27/2044	3,855,000	3,888,731
6.500%, 06/02/2041	1,775,000	2,010,188
Rowan Companies, Inc.
4.875%, 06/01/2022	1,190,000	1,143,754
SESI LLC
6.375%, 05/01/2019	3,325,000	3,374,875
7.125%, 12/15/2021	225,000	227,250
Southwestern Energy Company
4.050%, 01/23/2020	2,395,000	2,474,885
4.950%, 01/23/2025	830,000	844,179
The Williams Companies, Inc.
3.700%, 01/15/2023	3,205,000	2,962,705
Weatherford International, Ltd.
5.125%, 09/15/2020	165,000	160,670
Western Gas Partners LP
4.000%, 07/01/2022	2,535,000	2,576,850
Whiting Petroleum Corp.
6.250%, 04/01/2023 (S)	425,000	422,609
Williams Partners LP
6.300%, 04/15/2040	2,365,000	2,602,437
		59,809,527
Financials - 10.7%
ABN AMRO Bank NV
6.250%, 04/27/2022	3,026,000	3,465,729
Aflac, Inc.
3.625%, 06/15/2023	4,320,000	4,547,029
Ameriprise Financial, Inc.
7.300%, 06/28/2019	2,530,000	3,057,032
Bank of America Corp.
3.300%, 01/11/2023	4,360,000	4,416,850
4.200%, 08/26/2024	4,965,000	5,136,620
6.110%, 01/29/2037	4,940,000	6,015,947
Barclays Bank PLC
5.140%, 10/14/2020	5,995,000	6,660,541
Barclays PLC
2.750%, 11/08/2019	2,095,000	2,115,640
BBVA Bancomer SA
4.375%, 04/10/2024 (S)	2,975,000	3,082,844
BPCE SA
5.700%, 10/22/2023 (S)	4,523,000	5,002,185
Branch Banking & Trust Company
3.800%, 10/30/2026	4,440,000	4,674,960
CNA Financial Corp.
3.950%, 05/15/2024	1,100,000	1,140,041
5.875%, 08/15/2020	2,665,000	3,082,286
Credit Agricole SA
2.500%, 04/15/2019 (S)	3,940,000	4,017,988
Crown Castle Towers LLC
6.113%, 01/15/2020 (S)	3,988,000	4,549,323
Discover Financial Services
3.750%, 03/04/2025	1,385,000	1,395,162
General Electric Capital Corp.
5.300%, 02/11/2021	3,650,000	4,216,217
HSBC Holdings PLC
6.375%, 03/30/2025 (P)(Q)	800,000	820,000
IFC Development Corporate
Treasury, Ltd.
2.375%, 05/21/2019	4,465,000	4,434,522
ING Bank NV
2.450%, 03/16/2020 (S)	1,475,000	1,493,094
4.125%, 11/21/2023 (P)	200,000	206,970
Liberty Mutual Group, Inc.
4.850%, 08/01/2044 (S)	3,530,000	3,828,271
Lloyds Bank PLC
6.500%, 09/14/2020 (S)	4,476,000	5,258,705
Marsh & McLennan Companies, Inc.
2.350%, 03/06/2020	1,905,000	1,915,775
3.500%, 03/10/2025	3,135,000	3,220,874
Morgan Stanley
2.125%, 04/25/2018	12,690,000	12,827,357
3.750%, 02/25/2023	8,280,000	8,677,879

The accompanying notes are an integral part of the financial statements.	168

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Morgan Stanley (continued)
5.000%, 11/24/2025	$5,745,000	$6,346,243
5.500%, 07/28/2021	1,405,000	1,629,893
Neuberger Berman Group LLC
5.875%, 03/15/2022 (S)	1,695,000	1,809,413
Nordea Bank AB
4.875%, 05/13/2021 (S)	3,095,000	3,393,671
Provident Companies, Inc.
7.000%, 07/15/2018	2,360,000	2,692,312
Reinsurance Group of America, Inc.
4.700%, 09/15/2023	3,360,000	3,670,605
5.000%, 06/01/2021	1,720,000	1,923,663
5.625%, 03/15/2017	2,275,000	2,452,951
6.450%, 11/15/2019	705,000	824,084
Santander UK PLC
5.000%, 11/07/2023 (S)	3,895,000	4,194,397
Sun Hung Kai Properties Capital
Market, Ltd.
3.625%, 01/16/2023	4,300,000	4,450,926
The Goldman Sachs Group, Inc.
2.375%, 01/22/2018	5,415,000	5,524,832
2.900%, 07/19/2018	3,785,000	3,911,188
3.625%, 01/22/2023	13,495,000	13,958,864
5.750%, 01/24/2022	1,900,000	2,217,980
The Link Finance Cayman 2009, Ltd.
3.600%, 09/03/2024	1,810,000	1,853,078
The Royal Bank of Scotland PLC
6.125%, 01/11/2021	2,950,000	3,520,270
Unum Group
4.000%, 03/15/2024	3,435,000	3,632,310
5.625%, 09/15/2020	1,040,000	1,190,441
US Bank NA
2.125%, 10/28/2019	3,270,000	3,312,458
		181,769,420
Health care - 2.3%
Actavis Funding SCS
3.000%, 03/12/2020	1,675,000	1,715,981
3.800%, 03/15/2025	610,000	629,030
4.550%, 03/15/2035	1,200,000	1,250,897
Agilent Technologies, Inc.
3.200%, 10/01/2022	425,000	419,444
3.875%, 07/15/2023	430,000	440,914
AmerisourceBergen Corp.
3.250%, 03/01/2025	790,000	800,525
Bayer US Finance LLC
3.375%, 10/08/2024 (S)	1,280,000	1,333,526
Community Health Systems, Inc.
8.000%, 11/15/2019	2,250,000	2,390,625
Gilead Sciences, Inc.
3.500%, 02/01/2025	1,350,000	1,425,940
4.500%, 02/01/2045	2,165,000	2,403,501
Humana, Inc.
3.850%, 10/01/2024	2,485,000	2,597,302
4.950%, 10/01/2044	1,750,000	1,925,830
Kaiser Foundation Hospitals
3.500%, 04/01/2022	2,455,000	2,512,567
Keysight Technologies, Inc.
4.550%, 10/30/2024 (S)	3,085,000	3,108,526
Life Technologies Corp.
3.500%, 01/15/2016	3,455,000	3,522,725
Medtronic, Inc.
3.500%, 03/15/2025 (S)	4,405,000	4,608,815
4.625%, 03/15/2045 (S)	1,395,000	1,581,385
Novant Health, Inc.
5.850%, 11/01/2019	1,445,000	1,665,313
Thermo Fisher Scientific, Inc.
2.400%, 02/01/2019	950,000	963,342
4.150%, 02/01/2024	2,165,000	2,337,566
VRX Escrow Corp.
5.875%, 05/15/2023 (S)	750,000	768,750
		38,402,504
Industrials - 2.5%
American Airlines 2013-1 Class A Pass
Through Trust
4.000%, 07/15/2025	3,413,301	3,549,833
American Airlines 2014-1 Class B Pass
Through Trust
4.375%, 10/01/2022	305,000	315,675
American Airlines 2015-1 Class B Pass
Through Trust
3.700%, 05/01/2023	580,000	582,175
Burlington Northern Santa Fe LLC
5.400%, 06/01/2041	1,525,000	1,833,517
Continental Airlines 2009-1 Pass
Through Trust
9.000%, 07/08/2016	1,193,615	1,292,088
Continental Airlines 2010-1 Class A Pass
Through Trust
4.750%, 01/12/2021	839,249	900,095
Continental Airlines 2012-1 Class A Pass
Through Trust
4.150%, 04/11/2024	1,065,098	1,129,004
CRCC Yupeng, Ltd.
3.950%, 08/01/2019 (P)(Q)	465,000	475,742
Delta Air Lines 2010-2 Class A Pass
Through Trust
4.950%, 05/23/2019	688,445	737,496
Delta Air Lines 2011-1 Class A Pass
Through Trust
5.300%, 04/15/2019	435,703	473,827
ERAC USA Finance LLC
5.250%, 10/01/2020 (S)	3,300,000	3,765,293
GATX Corp.
2.600%, 03/30/2020	880,000	882,353
Heathrow Funding, Ltd.
4.875%, 07/15/2021 (S)	5,585,000	6,253,625
HPHT Finance 15, Ltd.
2.250%, 03/17/2018 (S)	1,217,000	1,220,932
2.875%, 03/17/2020 (S)	1,264,000	1,276,902
Lockheed Martin Corp.
3.600%, 03/01/2035	660,000	659,263
3.800%, 03/01/2045	1,635,000	1,625,481
Odebrecht Finance, Ltd.
5.250%, 06/27/2029 (S)	2,885,000	2,329,638
Reliance Intermediate Holdings LP
6.500%, 04/01/2023 (S)	550,000	562,375
Textron, Inc.
4.300%, 03/01/2024	1,005,000	1,075,881
The Boeing Company
2.500%, 03/01/2025	985,000	981,189
Union Pacific Corp.
4.750%, 09/15/2041	3,475,000	4,049,633
US Airways 2012-2 Class A Pass
Through Trust
4.625%, 06/03/2025	2,644,596	2,829,717

The accompanying notes are an integral part of the financial statements.	169

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
US Airways 2013-1 Class A Pass
Through Trust
3.950%, 11/15/2025	$2,849,534	$2,956,391
		41,758,125
Information technology - 1.2%
Alibaba Group Holding, Ltd.
2.500%, 11/28/2019 (S)	1,835,000	1,835,631
Arrow Electronics, Inc.
3.500%, 04/01/2022	1,035,000	1,037,349
Avnet, Inc.
4.875%, 12/01/2022	4,125,000	4,436,961
Baidu, Inc.
2.750%, 06/09/2019	3,390,000	3,424,880
First Data Corp.
12.625%, 01/15/2021	2,085,000	2,470,725
Fiserv, Inc.
3.500%, 10/01/2022	1,200,000	1,236,491
Tencent Holdings, Ltd.
2.875%, 02/11/2020 (S)	1,595,000	1,606,600
3.375%, 05/02/2019 (S)	3,585,000	3,710,371
		19,759,008
Materials - 0.6%
Alcoa, Inc.
5.125%, 10/01/2024	2,985,000	3,194,881
ArcelorMittal
6.125%, 06/01/2018	1,525,000	1,638,613
Holcim US Finance Sarl & Cie SCS
6.000%, 12/30/2019 (S)	2,095,000	2,418,874
LYB International Finance BV
4.000%, 07/15/2023	2,420,000	2,567,054
Martin Marietta Materials, Inc.
4.250%, 07/02/2024	980,000	1,027,445
		10,846,867
Telecommunication services - 2.2%
CC Holdings GS V LLC
2.381%, 12/15/2017	4,208,000	4,242,363
GTP Acquisition Partners I LLC
2.364%, 05/15/2018 (S)	2,905,000	2,896,555
4.347%, 06/15/2016 (S)	1,335,000	1,359,317
SBA Tower Trust
2.898%, 10/15/2019 (S)	1,650,000	1,669,967
3.598%, 04/15/2018 (S)	3,575,000	3,573,992
3.869%, 10/15/2024 (S)	2,895,000	3,013,168
Sprint Communications, Inc.
9.000%, 11/15/2018 (S)	2,140,000	2,455,650
T-Mobile USA, Inc.
6.731%, 04/28/2022	3,100,000	3,262,750
Telstra Corp., Ltd.
3.125%, 04/07/2025 (S)	1,635,000	1,632,221
Verizon Communications, Inc.
4.500%, 09/15/2020	5,050,000	5,576,579
6.400%, 09/15/2033	6,750,000	8,425,640
		38,108,202
Utilities - 0.8%
Exelon Generation Company LLC
2.950%, 01/15/2020	2,300,000	2,338,801
6.250%, 10/01/2039	945,000	1,150,809
FirstEnergy Corp.
4.250%, 03/15/2023	2,930,000	3,066,831
FirstEnergy Transmission LLC
4.350%, 01/15/2025 (S)	3,065,000	3,237,532
Pennsylvania Electric Company
6.150%, 10/01/2038	1,375,000	1,718,635
PPL Capital Funding, Inc.
3.500%, 12/01/2022	2,555,000	2,663,176
Suburban Propane Partners LP
7.375%, 08/01/2021	55,000	59,125
		14,234,909
TOTAL CORPORATE BONDS (Cost $456,386,803)		$478,912,976

MUNICIPAL BONDS - 1.3%
Chicago Metropolitan Water Reclamation
District (Illinois) 5.720%, 12/01/2038	1,360,000	1,741,480
City of Chicago (Illinois)
6.395%, 01/01/2040	1,925,000	2,617,962
Denver City & County School District
No. 1 (Colorado) 4.242%, 12/15/2037	1,575,000	1,646,899
District of Columbia 5.591%, 12/01/2034	375,000	472,560
Florida Hurricane Catastrophe Fund
Finance Corp., Series A
2.995%, 07/01/2020	1,760,000	1,810,442
JobsOhio Beverage System
4.532%, 01/01/2035	1,400,000	1,576,344
Los Angeles Department of Airports
(California) 7.053%, 05/15/2040	1,230,000	1,747,018
Maryland State Transportation Authority
5.888%, 07/01/2043	1,070,000	1,431,949
New York City Municipal Water Finance
Authority 5.952%, 06/15/2042	840,000	1,137,444
Philadelphia Authority for Industrial
Development (Pennsylvania)
3.964%, 04/15/2026	1,590,000	1,620,019
Port Authority of New York & New Jersey
4.458%, 10/01/2062	3,050,000	3,335,633
South Carolina State Public Service
Authority 4.322%, 12/01/2027	1,705,000	1,885,219
State of Oregon 5.892%, 06/01/2027	60,000	74,459
University of California
4.131%, 05/15/2045	495,000	505,544
Virginia Commonwealth Transportation
Board 5.350%, 05/15/2035	515,000	621,914
TOTAL MUNICIPAL BONDS (Cost $19,147,498)		$22,224,886

TERM LOANS (M) - 1.0%
Consumer discretionary - 0.4%
Dollar Tree, Inc.
4.250%, 03/09/2022	1,175,000	1,186,933
Great Wolf Resorts, Inc.
5.750%, 08/06/2020	1,790,886	1,792,378
Univision Communications, Inc.
4.000%, 03/01/2020	3,069,215	3,062,503
		6,041,814
Consumer staples - 0.1%
HJ Heinz Company
3.250%, 06/05/2020	1,031,823	1,031,694
Financials - 0.2%
Asurion LLC
5.000%, 05/24/2019	4,164,484	4,175,641
Health care - 0.1%
Valeant Pharmaceuticals International, Inc.
TBD 03/13/2022 (T)	1,050,000	1,054,594

The accompanying notes are an integral part of the financial statements.	170

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
TERM LOANS (M) (continued)
Information technology - 0.1%
First Data Corp.
4.174%, 03/24/2021	$2,551,102	$2,561,125
Telecommunication services - 0.1%
Intelsat Jackson Holdings SA
3.750%, 06/30/2019	2,123,377	2,114,352
TOTAL TERM LOANS (Cost $16,930,943)		$16,979,220

COLLATERALIZED MORTGAGE
OBLIGATIONS - 9.6%
Commercial and residential - 8.6%
Adjustable Rate Mortgage Trust,
Series 2005-8, Class 7A-31
0.413%, 11/25/2035 (P)	35,034	34,913
Alternative Loan Trust, Series 2004-33,
Class 4A1 2.434%, 12/25/2034 (P)	1,673,875	1,606,908
Banc of America
Commercial Mortgage Trust, Inc.
Series 2006-5, Class AM,
5.448%, 09/10/2047	4,975,000	5,222,631
Series 2007-4, Class AM,
5.820%, 02/10/2051 (P)	2,425,000	2,634,399
Series 2006-3, Class AM,
5.843%, 07/10/2044 (P)	2,210,000	2,279,944
Banc of America Funding Corp.,
Series 2005-A, Class 5A1
0.476%, 02/20/2035 (P)	204,007	192,741
Banc of America Mortgage Securities
Series 2004-I, Class 3A2,
2.620%, 10/25/2034 (P)	7,663	7,606
Series 2005-B, Class 2A1,
2.657%, 03/25/2035 (P)	1,190,333	1,075,474
Series 2004-A, Class 2A2,
2.670%, 02/25/2034 (P)	34,418	34,225
Series 2004-D, Class 2A2,
2.670%, 05/25/2034 (P)	16,727	16,671
Series 2004-H, Class 2A2,
2.672%, 09/25/2034 (P)	45,853	45,088
Series 2005-J, Class 3A1,
2.706%, 11/25/2035 (P)	901,517	848,404
Citigroup Commercial Mortgage Trust,
Series 2015-GC27, Class AS
3.571%, 02/10/2048	1,285,000	1,327,853
Commercial Mortgage Pass
Through Certificates
Series 2014-TWC, Class A,
1.022%, 02/13/2032 (P)(S)	2,135,000	2,131,163
Series 2014-CR20, Class A4,
3.590%, 11/10/2047	1,120,000	1,191,466
Series 2014-UBS6, Class A5,
3.644%, 12/10/2047	3,275,000	3,490,587
Series 2014-LC15, Class A4,
4.006%, 04/10/2047	3,520,000	3,863,358
Series 2014-CR15, Class C,
4.770%, 02/10/2047 (P)	1,995,000	2,175,693
Commercial Mortgage Trust
Series 2007-GG9, Class AM,
5.475%, 03/10/2039	2,700,000	2,847,363
Series 2007-GG9, Class AMFX,
5.475%, 03/10/2039	5,095,000	5,384,814
Commercial Mortgage Pass Through
Certificates, Series 2014-CR21,
Class A3 3.528%, 12/10/2047	8,805,000	9,321,871
Credit Suisse Commercial Mortgage Trust,
Series 2007-C3, Class AM
5.704%, 06/15/2039 (P)	835,000	876,296
Credit Suisse Mortgage Capital
Certificates, Series 2010-1R,
Class 42A1 5.000%, 10/27/2036 (S)	133,841	137,506
Deutsche Alt-A Securities, Inc. Mortgage
Loan Trust, Series 2005-2, Class 1A1
0.573%, 04/25/2035 (P)	1,217,223	1,070,190
DSLA Mortgage Loan Trust
Series 2004-AR4, Class 2A1A,
0.537%, 01/19/2045 (P)	1,319,062	1,160,836
Series 2004-AR1, Class A1A,
1.017%, 09/19/2044 (P)	1,441,651	1,363,889
Fosse Master Issuer PLC
Series 2012-1A, Class 3A1,
1.756%, 10/18/2054 (P)(S)	2,795,000	2,855,417
Series 2011-1A, Class A5,
1.756%, 10/18/2054 (P)(S)	481,415	486,569
FREMF Mortgage Trust
Series 2014-K41, Class B,
3.830%, 11/25/2047 (P)	2,415,000	2,489,785
Series 2015-K43, Class B,
3.862%, 02/25/2048 (P)(S)	1,560,000	1,594,181
GMAC Mortgage Corp. Loan Trust,
Series 2005-AR3, Class 5A1
4.952%, 06/19/2035 (P)	348,952	346,126
GreenPoint Mortgage Funding Trust,
Series 2005-AR1, Class A1
0.653%, 06/25/2045 (P)	1,621,481	1,279,761
GS Mortgage Securities Corp. II,
Series 2014-GC20, Class B
4.529%, 04/10/2047 (P)	1,885,000	2,052,848
GS Mortgage Securities Trust,
Series 2006-GG6, Class A4
5.552%, 04/10/2038 (P)	5,100,000	5,182,610
HarborView Mortgage Loan Trust,
Series 2005-2, Class 2A1A
0.397%, 05/19/2035 (P)	570,468	473,649
Holmes Master Issuer PLC
Series 2012-1A, Class A2,
1.903%, 10/15/2054 (P)(S)	430,917	431,110
Series 2012-3A, Class B1,
2.453%, 10/15/2054 (P)(S)	2,950,000	3,047,371
HomeBanc Mortgage Trust
Series 2005-4, Class A1,
0.443%, 10/25/2035 (P)	1,622,390	1,437,859
Series 2005-4, Class A2,
0.503%, 10/25/2035 (P)	1,475,609	1,313,261
IndyMac INDX Mortgage Loan Trust,
Series 2005-AR18, Class 2A1B
0.953%, 10/25/2036 (P)	2,718,096	2,072,755
JPMBB Commercial
Mortgage Securities Trust
Series 2014-C24, Class A5,
3.639%, 11/15/2047	625,000	669,765
Series 2014-C25, Class A5,
3.672%, 11/15/2047	2,095,000	2,242,046
JPMorgan Alternative Loan Trust,
Series 2007-A2, Class 12A3
0.363%, 06/25/2037 (P)	597,867	565,137

The accompanying notes are an integral part of the financial statements.	171

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047	$607,922	$640,250
Series 2006-CB16, Class A4,
5.552%, 05/12/2045	8,464,788	8,774,667
Series 2007-CB19, Class AM,
5.693%, 02/12/2049 (P)	8,480,000	8,965,124
Series 2007-CB19, Class A4,
5.693%, 02/12/2049 (P)	4,823,000	5,193,320
Series 2007-LD11, Class AM,
5.775%, 06/15/2049 (P)	925,000	973,087
JPMorgan Mortgage Trust,
Series 2005-ALT1, Class 1A1
0.473%, 10/25/2035 (P)	2,185,954	1,663,279
LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class A4,
5.156%, 02/15/2031	5,463,056	5,542,363
Series 2007-C6, Class AM,
6.114%, 07/15/2040 (P)	1,070,000	1,158,136
Series 2008-C1, Class AM,
6.146%, 04/15/2041 (P)	825,000	911,032
Series 2008-C1, Class A2,
6.146%, 04/15/2041 (P)	1,399,485	1,533,991
Merrill Lynch Mortgage Investors Trust,
Series 2005-A9, Class 2A1C
2.522%, 12/25/2035 (P)	1,495,000	1,435,158
Merrill Lynch Mortgage Trust,
Series 2006-C2, Class AM
5.782%, 08/12/2043 (P)	2,950,000	3,111,698
Morgan Stanley Capital I Trust
Series 2007-IQ14, Class AMFX,
5.648%, 04/15/2049 (P)	3,895,000	4,084,636
Series 2007-IQ14, Class AM,
5.648%, 04/15/2049 (P)	1,095,000	1,149,144
Series 2007-IQ14, Class A4,
5.685%, 04/15/2049 (P)	1,885,000	2,021,270
Series 2007-IQ15, Class A4,
5.909%, 06/11/2049 (P)	1,050,286	1,140,565
Sequoia Mortgage Trust
Series 2010-H1, Class A1,
1.991%, 02/25/2040 (P)	50,543	50,146
Series 2013-6, Class A1,
2.500%, 05/25/2043 (P)	3,921,692	3,766,416
Series 2013-7, Class A2,
3.000%, 06/25/2043 (P)	1,808,312	1,790,229
STARM Mortgage Loan Trust,
Series 2007-2, Class 5A1
5.467%, 04/25/2037 (P)	1,087,268	982,988
Vendee Mortgage Trust, Series 1996-3,
Class 4 9.630%, 03/15/2025 (P)	2,571	2,774
Wachovia Bank Commercial
Mortgage Trust, Series 2006-C28,
Class A4 5.572%, 10/15/2048	7,615,661	8,007,814
WaMu Mortgage Pass Through
Certificates, Series 2005-AR12,
Class 2A1 2.363%, 09/25/2035 (P)	404,755	408,994
Wells Fargo Commercial Mortgage Trust,
Series 2015-LC20, Class C
4.056%, 04/15/2050 (S)	1,105,000	1,104,924
Wells Fargo Mortgage
Backed Securities Trust
Series 2006-2, Class 2A1,
0.873%, 03/25/2036 (P)	1,113,960	907,268
Series 2003-O, Class 5A1,
2.490%, 01/25/2034 (P)	44,271	43,972
WF-RBS Commercial Mortgage Trust
Series 2014-C24, Class A5,
3.607%, 11/15/2047	1,000,000	1,066,478
Series 2014-C19, Class B,
4.723%, 03/15/2047 (P)	960,000	1,066,216
		146,378,078
U.S. Government Agency - 1.0%
Federal Home Loan Mortgage Corp.
Series 199, Class PO,
0.507%, 08/01/2028	1,632	1,524
Series K502, Class A2,
1.426%, 08/25/2017	1,645,000	1,662,330
Series K025, Class A1,
1.875%, 04/25/2022	2,624,179	2,642,596
Series 2015-HQ1, Class M2,
2.373%, 03/25/2025 (P)	1,525,000	1,527,122
Series 2014-HQ2, Class M2,
2.373%, 09/25/2024 (P)	1,385,000	1,377,952
Series 2014-DN3, Class M2,
2.573%, 08/25/2024 (P)	1,715,000	1,735,899
Series 2015-DN1, Class M2,
2.573%, 01/25/2025 (P)	1,905,000	1,932,175
Federal National Mortgage Association
Series 2015-C01, Class 1M1,
1.673%, 02/25/2025 (P)	630,416	634,734
Series 2015-C01, Class 2M1,
1.673%, 02/25/2025 (P)	355,164	356,205
Series 2014-C04, Class 1M1,
2.123%, 11/25/2024 (P)	2,099,798	2,120,319
Series 2014-C04, Class 2M1,
2.273%, 11/25/2024 (P)	1,098,504	1,111,013
Series 319, Class 2 IO,
6.500%, 02/25/2032	4,727	1,069
Government National
Mortgage Association
Series 2012-94, Class BI,
4.000%, 05/20/2037	4,839,490	736,730
Series 2013-24, Class OI IO,
4.000%, 02/20/2043	2,415,683	318,904
Series 2010-92, Class PI IO,
4.500%, 11/20/2037	3,805,004	219,062
Series 2010-103, Class IN IO,
4.500%, 02/20/2039	1,790,279	96,195
Series 2011-88, Class EI IO,
4.500%, 11/20/2039	1,061,225	98,485
Series 2011-41 Class AI IO,
4.500%, 12/20/2039	6,029,021	563,014
Series 2004-43, Class D,
4.994%, 03/16/2030 (P)	6,085	6,124
		17,141,452
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $159,956,815)		$163,519,530

The accompanying notes are an integral part of the financial statements.	172

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES - 8.5%
Ally Auto Receivables Trust
Series 2012-A, Class C,
2.400%, 11/15/2017 (S)	$1,110,000	$1,125,282
Series 2012-A, Class D,
3.150%, 10/15/2018 (S)	1,650,000	1,683,777
American Express Credit Account
Master Trust, Series 2012-5, Class C
1.070%, 05/15/2018 (S)	1,145,000	1,146,787
AmeriCredit
Automobile Receivables Trust
Series 2012-4, Class C,
1.930%, 08/08/2018	1,430,000	1,439,664
Series 2012-1, Class C,
2.670%, 01/08/2018	300,000	302,674
Series 2011-1, Class C,
2.850%, 08/08/2016	221,056	221,141
Ascentium Equipment Receivables Trust,
Series 2015-1A, Class A3
1.610%, 10/13/2020 (S)	927,000	929,253
Avis Budget Rental Car
Funding AESOP LLC
Series 2014-1A, Class A,
2.460%, 07/20/2020 (S)	6,905,000	6,989,434
2.500%, 02/20/2021 (S)	865,000	874,443
Series 2013-2A, Class A,
2.970%, 02/20/2020 (S)	3,630,000	3,748,810
BankBoston Home Equity Loan Trust,
Series 1998-2, Class A6
6.640%, 12/25/2028 (P)	10,040	10,026
Barclays Dryrock
Issuance Trust 2.200%, 12/15/2022	390,000	393,621
Cabela’s Credit Card Master Note Trust,
Series 2015-1A, Class A1
2.260%, 03/15/2023	1,875,000	1,895,777
Cabela’s Master Credit Card Trust
Series 2012-1A, Class A1,
1.630%, 02/18/2020 (S)	2,000,000	2,020,118
Series 2011-2A, Class A1,
2.390%, 06/17/2019 (S)	5,515,000	5,613,432
Capital Auto Receivables Asset Trust
Series 2013-1, Class B,
1.290%, 04/20/2018	345,000	344,757
Series 2013-1, Class C,
1.740%, 10/22/2018	360,000	361,310
Series 2014-2, Class B,
2.030%, 12/20/2018	930,000	938,069
Series 2014-2, Class C,
2.410%, 05/20/2019	835,000	837,196
Series 2014-1, Class C,
2.840%, 04/22/2019	655,000	664,577
CarMax Auto Owner Trust, Series 2014-1,
Class D 2.430%, 08/17/2020	3,375,000	3,349,812
Chase Funding Trust
Series 2002-4, Class 2A1,
0.913%, 10/25/2032 (P)	4,363	4,041
Series 2002-2, Class 1M1,
5.599%, 09/25/2031	8,812	8,661
Chase Issuance Trust
Series 2013-A8, Class A8,
1.010%, 10/15/2018	3,475,000	3,481,658
Series 2015, Class A2A,
1.590%, 02/18/2020	1,810,000	1,822,500
CKE Restaurant Holdings, Inc.,
Series 2013-1A, Class A2
4.474%, 03/20/2043 (S)	2,798,450	2,889,148
CNH Equipment Trust, Series 2012-D,
Class B 1.270%, 05/15/2020	2,936,000	2,941,182
CNH Wholesale Master Note Trust,
Series 2013-2A, Class A
0.774%, 08/15/2019 (P)(S)	3,640,000	3,646,730
Countrywide Asset-Backed Certificates,
Series 2004-BC1, Class M2
1.778%, 01/25/2034 (P)	1,777,711	1,661,801
DB Master Finance LLC, Series 2015-1A,
Class A2I 3.262%, 02/20/2045 (S)	2,225,000	2,246,262
Diamond Resorts Owner Trust
Series 2013-2, Class A,
2.270%, 05/20/2026 (S)	2,231,262	2,243,174
Series 2014-1, Class A,
2.540%, 05/20/2027 (S)	3,517,229	3,534,101
Dominos Pizza Master Issuer LLC,
Series 2012-1A, Class A2
5.216%, 01/25/2042 (S)	1,816,550	1,888,616
Elara HGV Timeshare Issuer,
Series 2014-A, Class A
2.530%, 02/25/2027 (S)	1,409,974	1,406,960
Enterprise Fleet Financing LLC
Series 2013-2, Class A2,
1.060%, 03/20/2019 (S)	2,101,594	2,104,698
Series 2015-1, Class A2,
1.300%, 09/20/2020 (S)	6,715,000	6,723,374
Ford Credit Auto Owner Trust
Series 2014-C, Class A4,
1.560%, 02/15/2020	790,000	794,446
Series 2013-B, Class D,
1.820%, 11/15/2019	3,300,000	3,329,314
GreatAmerica Leasing Receivables,
Series 2014-1, Class A4
1.470%, 08/15/2020 (S)	1,640,000	1,642,378
GSAA Home Equity Trust
Series 2007-7, Class 2A1,
0.230%, 07/25/2037 (P)	1,515,323	1,327,360
Series 2005-11, Class 2A1,
0.453%, 10/25/2035 (P)	556,180	514,266
Series 2005-MTR1, Class A4,
0.543%, 10/25/2035 (P)	4,341,773	4,161,884
Series 2005-8, Class A3,
0.603%, 06/25/2035 (P)	2,479,397	2,335,572
HOA Funding LLC, Series 2014-1A,
Class A2 4.846%, 08/20/2044 (S)	2,029,500	2,034,513
Honda Auto Receivables Owner Trust,
Series 2014-4, Class A4
1.460%, 10/15/2020	630,000	632,657
Huntington Auto Trust
Series 2011-1A, Class B,
1.840%, 01/17/2017 (S)	455,000	456,529
Series 2011-1A, Class C,
2.530%, 03/15/2017 (S)	2,160,000	2,171,558
Invitation Homes Trust,
Series 2013-SFR1, Class A
1.400%, 12/17/2030 (P)(S)	1,213,353	1,209,226
Kubota Credit Owner Trust,
Series 2014-1A, Class A4
1.670%, 07/15/2020 (S)	5,075,000	5,089,860
MVW Owner Trust
Series 2013-1A, Class A,
2.150%, 04/22/2030 (S)	763,676	766,985
Series 2014-1A, Class A,
2.250%, 09/20/2031 (S)	503,760	504,490

The accompanying notes are an integral part of the financial statements.	173

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Nissan Master
Owner Trust Receivables Trust,
Series 2015-A, Class A2
1.440%, 01/15/2020	$3,495,000	$3,497,593
Nordstrom Credit Card Master
Note Trust II, Series 2011-1A, Class A
2.280%, 11/15/2019 (S)	6,905,000	7,025,320
Renaissance Home Equity Loan Trust,
Series 2007-1, Class AF1
5.742%, 04/25/2037	3,255,380	1,808,396
Residential Asset Mortgage Products, Inc.,
Series 2003-RZ2, Class A1
4.100%, 04/25/2033	6,161	6,202
Sierra Receivables Funding
Company LLC, Series 2015-1A,
Class A 2.400%, 03/22/2032 (S)	2,450,000	2,449,495
Sierra Timeshare
Receivables Funding LLC
Series 2014-1A, Class A,
2.070%, 03/20/2030 (S)	2,582,701	2,597,921
Series 2014-3A, Class A,
2.300%, 10/20/2031 (S)	2,782,022	2,807,856
SMART Trust
Series 2013-1US, Class A4A,
1.050%, 10/14/2018	1,460,000	1,456,235
Series 2012-4US, Class A4A,
1.250%, 08/14/2018	1,885,000	1,885,609
Series 2015-1US, Class A3A,
1.500%, 09/14/2018	985,000	985,402
Series 2014-1US, Class A4A,
1.680%, 12/14/2019	4,755,000	4,775,427
Series 2011-2USA, Class A4A,
2.310%, 04/14/2017 (S)	715,690	716,673
Synchrony Credit Card Master Note Trust
Series 2013-1, Class B,
1.690%, 03/15/2021	3,470,000	3,469,681
Series 2014-1, Class B,
1.810%, 11/15/2020	1,785,000	1,793,316
Series 2014-1, Class C,
1.910%, 11/15/2020	855,000	858,825
Series 2012-2, Class A,
2.220%, 01/15/2022	5,465,000	5,514,119
Terwin Mortgage Trust,
Series 2005-14HE, Class AF2
4.849%, 08/25/2036	367,517	378,241
Utility Debt Securitization Authority (New
York), Series 2013-T, Class T1
2.042%, 06/15/2021	2,010,000	2,040,472
Wheels SPV LLC, Series 2012-1,
Class A3 1.530%, 03/20/2021 (S)	1,213,473	1,216,291
TOTAL ASSET BACKED SECURITIES (Cost $143,206,018)		$143,746,978

SHORT-TERM INVESTMENTS - 4.7%
Money market funds - 4.6%
T. Rowe Price Reserve Investment
Fund, 0.0384% (Y)	79,667,037	79,667,037
Repurchase agreement - 0.1%
Repurchase Agreement with State
Street Corp. dated 03/31/2015 at
0.000% to be repurchased at $1,050,000
on 04/01/2015, collateralized by
$975,000 U.S. Treasury Notes, 3.625%
due 08/15/2019 (valued at $1,076,205
including interest)	1,050,000	1,050,000
TOTAL SHORT-TERM INVESTMENTS (Cost $80,717,037)		$80,717,037
Total Investments (New Income Trust)
(Cost $1,712,950,138) - 103.8%		$1,763,732,575
Other assets and liabilities, net - (3.8%)		(65,274,989)
TOTAL NET ASSETS - 100.0%		$1,698,457,586

SALE COMMITMENTS OUTSTANDING - (0.7)%
U.S. Government Agency - (0.7)%
Federal National Mortgage Association
3.500%, TBA (C)	(10,975,000)	(11,529,752)
TOTAL SALE COMMITMENTS
OUTSTANDING (Cost $(11,426,318))		$(11,529,752)

Real Estate Securities Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 99.5%
Financials - 99.5%
Real estate investment trusts - 99.5%
Diversified REITs - 8.8%
American Realty Capital Properties, Inc.	761,385	$7,499,641
Duke Realty Corp.	442,260	9,628,000
Lexington Realty Trust	493,702	4,853,091
Liberty Property Trust	6,436	229,765
Spirit Realty Capital, Inc.	1,523,889	18,408,579
		40,619,076
Health Care REITs - 12.9%
Health Care REIT, Inc.	209,578	16,212,954
Healthcare Realty Trust, Inc.	92,032	2,556,649
Healthcare Trust of America, Inc., Class A	191,067	5,323,127
LTC Properties, Inc.	121,445	5,586,470
Ventas, Inc.	410,382	29,966,094
		59,645,294
Hotel and Resort REITs - 7.6%
Chesapeake Lodging Trust	34,661	1,172,582
DiamondRock Hospitality Company	491,650	6,947,015
Host Hotels & Resorts, Inc.	257,835	5,203,110
Pebblebrook Hotel Trust	90,689	4,223,387
RLJ Lodging Trust	171,333	5,364,436
Strategic Hotels & Resorts, Inc. (I)	564,369	7,015,107
Sunstone Hotel Investors, Inc.	321,079	5,352,387
		35,278,024
Industrial REITs - 5.7%
Prologis, Inc.	599,226	26,102,285
Office REITs - 17.8%
Alexandria Real Estate Equities, Inc.	65,222	6,394,365
BioMed Realty Trust, Inc.	270,444	6,128,261

The accompanying notes are an integral part of the financial statements.	174

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Real Estate Securities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Office REITs (continued)
Boston Properties, Inc.	133,671	$18,778,102
Brandywine Realty Trust	306,879	4,903,926
Corporate Office Properties Trust	293,818	8,632,373
Douglas Emmett, Inc.	61,059	1,820,169
DuPont Fabros Technology, Inc.	180,561	5,900,733
Hudson Pacific Properties, Inc.	179,409	5,954,585
Paramount Group, Inc.	465,863	8,991,156
SL Green Realty Corp.	83,745	10,751,183
Vornado Realty Trust	36,069	4,039,728
		82,294,581
Residential REITs - 16.8%
American Campus Communities, Inc.	131,194	5,624,287
American Residential Properties, Inc. (I)	154,835	2,785,482
Associated Estates Realty Corp.	113,861	2,810,089
Camden Property Trust	96,424	7,533,607
Equity Residential	427,373	33,275,262
Essex Property Trust, Inc.	69,670	16,017,133
UDR, Inc.	278,788	9,487,156
		77,533,016
Retail REITs - 23.8%
DDR Corp.	511,052	9,515,788
Equity One, Inc.	2,126	56,743
Federal Realty Investment Trust	88,556	13,036,329
General Growth Properties, Inc.	337,248	9,965,678
Kimco Realty Corp.	497,253	13,351,243
Pennsylvania Real Estate Investment Trust	72,423	1,682,386
Regency Centers Corp.	79,937	5,438,913
Simon Property Group, Inc.	198,928	38,918,274
Taubman Centers, Inc.	77,267	5,959,604
The Macerich Company	142,789	12,041,396
		109,966,354
Specialized REITs - 6.1%
CubeSmart	372,986	9,007,612
Extra Space Storage, Inc.	153,479	10,370,576
Public Storage	44,917	8,854,937
		28,233,125
TOTAL COMMON STOCKS (Cost $427,043,495)		$459,671,755

SHORT-TERM INVESTMENTS - 0.3%
Repurchase agreement - 0.3%
Repurchase Agreement with State Street Corp.
dated 03/31/2015 at 0.000% to be
repurchased at $1,363,000 on 04/01/2015,
collateralized by $1,385,000 Federal Home
Loan Mortgage Corp., 1.840% due
09/18/2019 (valued at $1,391,925,
including interest)	$1,363,000	$1,363,000
TOTAL SHORT-TERM INVESTMENTS (Cost $1,363,000)		$1,363,000
Total Investments (Real Estate Securities Trust)
(Cost $428,406,495) - 99.8%		$461,034,755
Other assets and liabilities, net - 0.2%		964,382
TOTAL NET ASSETS - 100.0%		$461,999,137

Real Return Bond Trust

		Shares or
		Principal
		Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 98.4%
U.S. Government - 96.3%
Treasury Inflation Protected Securities
0.125%, 04/15/2016 to 01/15/2023		$23,839,982	$24,090,726
0.250%, 01/15/2025		1,578,976	1,591,065
0.375%, 07/15/2023		903,960	927,194
0.500%, 04/15/2015		107,859	108,095
0.625%, 07/15/2021 to 02/15/2043		8,509,203	8,913,237
0.750%, 02/15/2042 to 02/15/2045		1,851,205	1,880,450
1.250%, 07/15/2020		536,360	581,447
1.375%, 01/15/2020 to 02/15/2044		2,860,887	3,357,398
1.750%, 01/15/2028		8,682,529	10,169,412
1.875%, 07/15/2015		240,340	244,133
2.000%, 01/15/2016		2,946,725	3,022,465
2.000%, 01/15/2026 (D)		471,979	559,516
2.125%, 01/15/2019 to 02/15/2040		2,289,294	2,545,852
2.375%, 01/15/2025 to 01/15/2027		20,132,298	24,551,369
3.875%, 04/15/2029		998,312	1,466,973
U.S. Treasury Bond
2.500%, 02/15/2045		300,000	297,422
			84,306,754
U.S. Government Agency - 2.1%
Federal National Mortgage Association
3.000%, 08/01/2043		1,770,461	1,812,765
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $88,819,262)			$86,119,519

FOREIGN GOVERNMENT
OBLIGATIONS - 14.8%
Australia - 0.4%
New South Wales Treasury Corp.
2.500%, 11/20/2035	AUD	300,000	366,517
Canada - 0.3%
Province of Ontario
3.450%, 06/02/2045	CAD	300,000	267,142
France - 0.8%
Government of France
0.250%, 07/25/2018 to 07/25/2024	EUR	608,290	700,270
			700,270
Germany - 2.6%
Federal Republic of Germany, Inflation
Linked Bond
0.750%, 04/15/2018		1,983,809	2,247,254
Greece - 0.2%
Republic of Greece
4.750%, 04/17/2019 (S)		200,000	142,144
Italy - 3.5%
Republic of Italy
1.700%, 09/15/2018		397,284	462,302
2.100%, 09/15/2017		114,182	131,647
2.250%, 04/22/2017		594,864	667,771
2.350%, 09/15/2024 (S)		1,026,813	1,348,856
5.000%, 09/01/2040		200,000	340,854
5.500%, 11/01/2022		100,000	142,572
			3,094,002
Mexico - 1.6%
Government of Mexico
3.050%, 01/04/2018 (P)	MXN	2,900,000	191,512
4.000%, 11/15/2040 to 11/08/2046		7,194,924	522,120
4.500%, 12/04/2025 to 11/22/2035		7,519,149	563,993

The accompanying notes are an integral part of the financial statements.	175

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Real Return Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Mexico (continued)
Bond, 4.750%, 06/14/2018	MXN	1,787,000	$117,214
			1,394,839
New Zealand - 0.6%
Dominion of New Zealand, Index
Linked Bond
2.000%, 09/20/2025	NZD	600,000	473,953
3.000%, 09/20/2030		100,000	88,630
			562,583
Spain - 2.2%
Autonomous Community of Catalonia
4.950%, 02/11/2020	EUR	100,000	122,936
Kingdom of Spain
0.550%, 11/30/2019 (S)		491,885	554,980
1.000%, 11/30/2030 (S)		98,108	116,725
5.400%, 01/31/2023 (S)		800,000	1,144,152
			1,938,793
United Kingdom - 2.6%
Government of United Kingdom, Inflation
Linked Bond
0.125%, 03/22/2024	GBP	1,369,979	2,253,943
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $14,490,463)			$12,967,487

CORPORATE BONDS - 7.7%
Energy - 2.0%
Petrobras Global Finance BV
2.393%, 01/15/2019 (P)		$100,000	86,625
2.630%, 03/17/2017 (P)		700,000	643,930
4.375%, 05/20/2023		200,000	171,020
Sabine Pass LNG LP
7.500%, 11/30/2016		800,000	850,000
			1,751,575
Financials - 3.7%
Banco Santander SA (6.250% to
09/11/2021, then 5 Year Euro Swap
Rate +5.640%)
09/11/2021 (Q)	EUR	200,000	216,125
Bankia SA
3.500%, 12/14/2015 to 01/17/2019		200,000	227,047
BPE Financiaciones SA
2.500%, 02/01/2017		100,000	110,099
2.875%, 05/19/2016		100,000	109,643
Citigroup, Inc.
0.774%, 05/01/2017 (P)		$100,000	99,731
Eksportfinans ASA
2.375%, 05/25/2016		100,000	100,357
Intesa Sanpaolo SpA
3.125%, 01/15/2016		100,000	101,362
NBG Finance PLC
4.375%, 04/30/2019	EUR	100,000	68,276
Rabobank Nederland NV
4.000%, 09/10/2015	GBP	1,300,000	1,954,897
Sberbank of Russia
4.950%, 02/07/2017 (S)		$200,000	194,666
			3,182,203
Industrials - 1.0%
Hellenic Railways Organization SA
4.028%, 03/17/2017	EUR	200,000	148,385
International Lease Finance Corp.
8.625%, 09/15/2015		700,000	720,125
			868,510
Telecommunication services - 0.9%
BellSouth Corp.
4.182%, 04/26/2015 (S)		800,000	801,442
Utilities - 0.1%
Electricite de France SA
0.716%, 01/20/2017 (P)(S)		100,000	100,114
TOTAL CORPORATE BONDS (Cost $7,186,297)			$6,703,844

COLLATERALIZED MORTGAGE
OBLIGATIONS - 5.3%
Commercial and residential - 4.2%
Banc of America Large Loan, Inc.,
Series 2009-UB1, Class A4A
5.592%, 06/24/2050 (P)(S)		232,482	245,225
BCAP LLC Trust
Series 2011-RR5, Class 12A1,
4.932%, 03/26/2037 (P)(S)		79,169	77,760
Series 2011-RR5, Class 5A1,
5.250%, 08/26/2037 (S)		192,429	199,812
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2003-3, Class 3A2,
2.552%, 05/25/2033 (P)		86,138	86,400
Series 2005-1, Class 2A1,
2.641%, 03/25/2035 (P)		36,354	35,306
Series 2005-1, Class 4A1,
2.843%, 03/25/2035 (P)		176,464	171,367
CHL Mortgage Pass Through Trust
Series 2003-HYB3, Class 7A1,
2.398%, 11/19/2033 (P)		28,901	28,337
Series 2004-J9, Class 2A5,
5.500%, 01/25/2035		331,789	337,157
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-6, Class A3
1.930%, 09/25/2035 (P)		42,839	41,541
Countrywide Alternative Loan Trust,
Series 2007-OA4, Class A1
0.343%, 05/25/2047 (P)		446,452	373,858
Credit Suisse Mortgage Capital
Certificates, Series 2009-RR1,
Class A3A 5.383%, 02/15/2040 (S)		73,894	76,654
Granite Mortgages PLC, Series 2004-3,
Class 3A2 0.945%, 09/20/2044 (P)	GBP	50,393	74,544
GreenPoint Mortgage Funding Trust,
Series 2005-AR1, Class A2
0.613%, 06/25/2045 (P)		$285,491	241,998
Grifonas Finance PLC, Series 1, Class A
0.394%, 08/28/2039 (P)	EUR	286,428	213,722
GSR Mortgage Loan Trust,
Series 2005-AR1, Class 1A1
2.751%, 01/25/2035 (P)		$21,433	20,373
IndyMac INDA Mortgage Loan Trust,
Series 2005-AR1, Class 2A1
2.750%, 11/25/2035 (P)		63,428	56,806
JPMorgan Mortgage Trust
Series 2005-A6, Class 2A1,
2.547%, 08/25/2035 (P)		55,435	54,625
Series 2007-A1, Class 1A1,
2.540%, 07/25/2035 (P)		56,277	56,434

The accompanying notes are an integral part of the financial statements.	176

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Real Return Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
MASTR Adjustable Rate Mortgages Trust,
Series 2003-6, Class 2A1
2.165%, 12/25/2033 (P)		$92,376	$92,697
NCUA Guaranteed Notes Trust
Series 2010-R1, Class 1A,
0.621%, 10/07/2020 (P)		137,382	138,186
Series 2010-R3, Class 2A,
0.735%, 12/08/2020 (P)		200,809	202,684
RBSCF Trust, Series 2010-RR4,
Class CMLA
6.028%, 12/16/2049 (P)(S)		89,779	93,816
Sequoia Mortgage Trust, Series 2007-3,
Class 1A1 0.376%, 07/20/2036 (P)		66,943	62,218
Structured Adjustable Rate
Mortgage Loan Trust
Series 2004-1, Class 4A2,
2.544%, 02/25/2034 (P)		161,274	160,388
Series 2004-18, Class 5A,
2.586%, 12/25/2034 (P)		92,683	89,988
Series 2004-19, Class 2A1,
1.527%, 01/25/2035 (P)		104,913	84,220
Structured Asset Mortgage
Investments, Inc., Series 2004-AR5,
Class 1A1 0.837%, 10/19/2034 (P)		132,380	126,521
WaMu Mortgage Pass-
Through Certificates
Series 2002-AR17, Class 1A,
1.327%, 11/25/2042 (P)		20,389	19,027
Series 2005-AR10, Class 3A1,
5.048%, 08/25/2035 (P)		6,891	6,492
Series 2005-AR15, Class A1A1,
0.433%, 11/25/2045 (P)		137,348	126,019
Series 2006-AR17, Class 1A1A,
0.930%, 12/25/2046 (P)		123,225	115,299
U.S. Government Agency - 1.1%
Federal Home Loan Mortgage Corp.
Series 278, Class F1,
0.624%, 09/15/2042 (P)		341,748	343,355
Series 3172, Class FK,
0.624%, 08/15/2033 (P)		120,147	120,416
Federal National Mortgage Association
Series 2003-W8, Class 3F2,
0.523%, 05/25/2042 (P)		55,627	55,767
Series 2004-63, Class FA,
0.323%, 08/25/2034 (P)		85,515	84,858
Series 2006-118, Class A2,
0.235%, 12/25/2036 (P)		61,045	60,954
Series 2013-M4, Class X1 IO,
3.921%, 02/25/2018		3,089,652	269,201
			934,551
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $4,772,876)			$4,644,025

ASSET BACKED SECURITIES - 2.9%
Aquilae CLO II PLC, Series 2006-1X,
Class A 0.401%, 01/17/2023 (P)	EUR	47,210	50,553
Equity One Asset Backed Securities, Inc.,
Series 2004-1, Class AV2
0.473%, 04/25/2034 (P)		$83,028	68,386
HSI Asset Securitization Corp. Trust,
Series 2006-HE1, Class 2A1
0.223%, 10/25/2036 (P)		5,266	3,098
LCM IX LP, Series 9A, Class A
1.453%, 07/14/2022 (P)(S)		467,512	467,532
Magi Funding PLC, Series 2010-1A,
Class A 0.429%, 04/11/2021 (P)(S)	EUR	88,276	94,349
North Carolina State Education Assistance
Authority, Series 2011-2, Class A1
0.706%, 10/26/2020 (P)		$25,547	25,571
OneMain Financial Issuance Trust,
Series 2014-2, Class A
2.470%, 09/18/2024 (S)		400,000	398,972
Park Place Securities, Inc.,
Series 2005-WCW1, Class A1B
0.433%, 09/25/2035 (P)		6,177	6,164
Penta CLO SA, Series 2007-1X, Class A1
0.398%, 06/04/2024 (P)	EUR	139,473	148,867
Structured Asset Securities Corp.,
Series 2005-WF1, Class M1
0.833%, 02/25/2035 (P)		$144,885	133,397
Symphony CLO III, Ltd., Series 2007-3A,
Class A1A 0.497%, 05/15/2019 (P)(S)		370,935	368,549
United States Small Business
Administration, Series 2008-P1-A,
Class 1 5.902%, 02/10/2018		244,704	262,976
Venture VII CDO, Ltd., Series 2006-7A,
Class A1A 0.486%, 01/20/2022 (P)(S)		476,616	469,645
Wood Street CLO BV, Series II-A,
Class A1 0.339%, 03/29/2021 (P)(S)	EUR	73,838	54,044
TOTAL ASSET BACKED SECURITIES (Cost $2,582,402)			$2,552,103

COMMON STOCKS - 0.0%
Financials - 0.0%
Rescap Liquidating Trust (I)		440	4,620
TOTAL COMMON STOCKS (Cost $1,386)			$4,620

PURCHASED OPTIONS - 0.2%
Put options - 0.2%
Exchange Traded Option on 5 Year
U.S. Treasury Note Futures (Expiration
Date: 05/22/2015; Strike
Price: $108.50) (I)		31,000	242
Over the Counter Option on 30 Year
Interest Rate Swap. Receive a fixed rate
of 2.6825% and pay a floating rate
based on 3-month LIBOR (Expiration
Date: 12/11/2017; Strike Rate:
2.6825%; Counterparty: Morgan
Stanley & Company, Inc.) (I)		1,000,000	104,238
Over the Counter Option on 30 Year
Interest Rate Swap. Receive a fixed rate
of 2.795% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
05/29/2015; Strike Rate: 2.795%;
Counterparty: Deutsche
Bank Securities) (I)		2,300,000	11,729
			116,209

The accompanying notes are an integral part of the financial statements.	177

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Real Return Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
PURCHASED OPTIONS (continued)
Call options - 0.0%
Over the Counter Option on 1 Year
Interest Rate Swap. Receive a fixed rate
of 0.800% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
01/19/2016; Strike Rate: 0.800%;
Counterparty: Morgan Stanley &
Company, Inc.) (I)	1,500,000	$1,770
TOTAL PURCHASED OPTIONS (Cost $176,550)		$117,979

CERTIFICATE OF DEPOSIT - 4.0%
Banco Bilbao Vizcaya Argentaria SA
0.975%, 10/23/2015	$1,500,000	1,498,824
Banco do Brasil SA
1.210%, 06/29/2015	900,000	900,066
Banco Itau BBA International SA
1.000%, 06/04/2015	300,000	299,969
Intesa Sanpaolo SpA
1.650%, 04/07/2015	800,000	800,023
TOTAL CERTIFICATE OF DEPOSIT (Cost $3,500,344)		$3,498,882

SHORT-TERM INVESTMENTS - 47.6%
U.S. Government - 0.4%
U.S. Treasury Bills
0.014%, 05/28/2015 (D)*	46,000	45,997
0.053%, 06/04/2015 (D)*	296,000	295,991
		341,988
Repurchase agreement - 47.2%
Repurchase Agreement with Bank of
Nova Scotia dated 03/31/2015 at
0.250% to be repurchased at $8,600,060
on 04/01/2015, collateralized by
$8,785,000 U.S. Treasury Bills, 0.119%
due 09/24/2015 (valued at $8,779,729,
including interest)	8,600,000	8,600,000
Repurchase Agreement with Credit Suisse
dated 03/31/2015 at 0.300% to be
repurchased at $8,600,072 on
04/01/2015, collateralized by
$8,319,000 U.S. Treasury Notes,
3.125% due 10/31/2016 (valued at
$8,781,536, including interest)	8,600,000	8,600,000
Repurchase Agreement with Deutsche
Bank dated 03/31/2015 at 0.200% to be
repurchased at $8,600,048 on
04/01/2015, collateralized by
$7,417,000 U.S. Treasury Bonds,
3.375% due 05/15/2044 (valued at
$8,811,396, including interest).	8,600,000	8,600,000
Repurchase Agreement with JPMorgan
Chase & Co. dated 03/31/2015 at
0.300% to be repurchased at $8,600,072
on 04/01/2015, collateralized by
$8,769,000 U.S. Treasury Notes,
0.375% due 04/30/2016 (valued at
$8,789,169, including interest)	8,600,000	8,600,000
Repurchase Agreement with State
Street Corp. dated 03/31/2015 at
0.000% to be repurchased at $101,000
on 04/01/2015, collateralized by
$100,000 U.S. Treasury Notes, 2.250%
due 04/30/2021 (valued at $104,630,
including interest)	101,000	101,000
Repurchase Agreement with Toronto-
Dominion Bank dated 03/31/2015 at
0.280% to be repurchased at $6,800,053
on 04/01/2015, collateralized by
$6,755,000 U.S. Treasury Notes,
2.125% due 06/30/2021 (valued at
$6,993,452, including interest)	6,800,000	6,800,000
		41,301,000
TOTAL SHORT-TERM INVESTMENTS (Cost $41,642,991)		$41,642,988
Total Investments (Real Return Bond Trust)
(Cost $163,172,571) - 180.9%		$158,251,447
Other assets and liabilities, net - (80.9%)		(70,752,258)
TOTAL NET ASSETS - 100.0%		$87,499,189

Science & Technology Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 95.2%
Consumer discretionary - 14.8%
Automobiles - 1.2%
Tesla Motors, Inc. (I)(L)	32,970	$6,223,742
Household durables - 0.5%
iRobot Corp. (I)(L)	73,300	2,391,779
Internet and catalog retail - 11.7%
Amazon.com, Inc. (I)	68,395	25,449,780
Ctrip.com International, Ltd., ADR (I)	35,300	2,069,286
Expedia, Inc.	16,920	1,592,680
Flipkart Limited (I)(R)	490	55,748
JD.com, Inc., ADR (I)	17,395	511,065
Netflix, Inc. (I)	560	233,346
The Priceline Group, Inc. (I)	15,985	18,608,938
Vipshop Holdings, Ltd., ADR (I)	360,010	10,598,694
		59,119,537
Media - 1.4%
Liberty Global PLC, Series C (I)	104,000	5,180,240
Twenty-First Century Fox, Inc., Class A	46,200	1,563,408
		6,743,648
		74,478,706
Health care - 3.0%
Biotechnology - 0.3%
Grifols SA, ADR	48,900	1,604,409
Health care equipment and supplies - 0.7%
Intuitive Surgical, Inc. (I)	7,100	3,585,713
Health care technology - 0.8%
Veeva Systems, Inc., Class A (I)	158,400	4,043,952
Life sciences tools and services - 0.4%
Agilent Technologies, Inc.	52,800	2,193,840
Pharmaceuticals - 0.8%
Hospira, Inc. (I)	42,800	3,759,552
		15,187,466

The accompanying notes are an integral part of the financial statements.	178

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Science & Technology Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Industrials - 1.1%
Aerospace and defense - 0.6%
The Boeing Company	19,000	$2,851,520
Electrical equipment - 0.5%
Nidec Corp.	40,100	2,661,906
		5,513,426
Information technology - 73.1%
Communications equipment - 4.2%
Alcatel-Lucent (I)	236,715	889,920
Alcatel-Lucent, ADR (I)	205,415	766,198
Aruba Networks, Inc. (I)	80,300	1,966,547
Cisco Systems, Inc.	239,960	6,604,899
JDS Uniphase Corp. (I)	113,100	1,483,872
Palo Alto Networks, Inc. (I)	63,870	9,330,130
QUALCOMM, Inc.	3,530	244,770
		21,286,336
Electronic equipment, instruments and components - 3.7%
CDW Corp.	104,385	3,887,297
Control4 Corp. (I)(L)	32,300	386,954
Corning, Inc.	88,785	2,013,644
Flextronics International, Ltd. (I)	190,225	2,411,102
IPG Photonics Corp. (I)(L)	13,300	1,232,910
Keyence Corp.	600	327,418
Murata Manufacturing Company, Ltd.	8,500	1,167,383
National Instruments Corp.	45,500	1,457,820
RealD, Inc. (I)	192,900	2,467,191
Trimble Navigation, Ltd. (I)	135,200	3,407,040
		18,758,759
Internet software and services - 19.1%
Akamai Technologies, Inc. (I)	20,035	1,423,387
Alibaba Group Holding, Ltd., ADR (I)	81,350	6,771,574
Angie’s List, Inc. (I)(L)	165,016	968,644
Baidu, Inc., ADR (I)	36,650	7,637,860
Coupons.com, Inc. (I)(L)	38,522	452,248
Criteo SA, ADR (I)	40,693	1,607,374
Dealertrack Technologies, Inc. (I)	107,000	4,121,640
Dropbox, Inc. (I)(R)	7,441	131,855
eBay, Inc. (I)	80,670	4,653,046
Facebook, Inc., Class A (I)	191,080	15,709,642
Google, Inc., Class A (I)	16,520	9,163,644
Google, Inc., Class C (I)	16,100	8,822,800
GrubHub, Inc. (I)(L)	13,902	631,012
HomeAway, Inc. (I)	63,300	1,909,761
LinkedIn Corp., Class A (I)	28,955	7,234,696
MercadoLibre, Inc. (L)	19,200	2,352,384
NAVER Corp.	798	481,436
NetEase, Inc., ADR	18,935	1,993,856
OPOWER, Inc. (I)(L)	3,000	30,390
Rackspace Hosting, Inc. (I)	52,765	2,722,146
SINA Corp. (I)	49,600	1,595,136
Tencent Holdings, Ltd.	463,100	8,794,225
Twitter, Inc. (I)	37,365	1,871,239
VeriSign, Inc. (I)(L)	38,300	2,564,951
Yandex NV, Class A (I)	178,400	2,705,436
Youku Tudou, Inc., Class A (I)	10	7
		96,350,389
IT services - 5.6%
Accenture PLC, Class A	26,600	2,492,154
Alliance Data Systems Corp. (I)	1,730	512,513
Amadeus IT Holding SA, A Shares	29,945	1,283,356
AtoS	9,790	673,906
Cognizant Technology
Solutions Corp., Class A (I)	79,490	4,959,381
Computer Sciences Corp.	35,185	2,296,877
Fidelity National Information Services, Inc.	34,395	2,340,924
Fiserv, Inc. (I)	32,110	2,549,534
MasterCard, Inc., Class A	33,555	2,898,816
Visa, Inc., Class A	119,820	7,837,426
		27,844,887
Semiconductors and semiconductor equipment - 11.2%
Altera Corp.	136,000	5,835,760
Applied Materials, Inc.	74,400	1,678,464
ARM Holdings PLC, ADR	38,200	1,883,260
ASML Holding NV	13,300	1,343,699
Atmel Corp.	311,100	2,560,353
Avago Technologies, Ltd.	64,323	8,167,735
Broadcom Corp., Class A	95,565	4,137,487
Intel Corp.	83,410	2,608,231
Lam Research Corp.	59,565	4,183,548
Micron Technology, Inc. (I)	94,935	2,575,587
NXP Semiconductors NV (I)	59,900	6,011,564
Qorvo, Inc. (I)	8,816	702,635
Semtech Corp. (I)	34,200	911,259
SK Hynix, Inc.	109,141	4,458,041
Skyworks Solutions, Inc.	91,975	9,040,223
STR Holdings, Inc.	65,100	93,093
Taiwan Semiconductor
Manufacturing Company, Ltd.	44,000	204,493
Taiwan Semiconductor Manufacturing
Company, Ltd., ADR	4,280	100,494
		56,495,926
Software - 17.0%
Adobe Systems, Inc. (I)	51,580	3,813,825
Aspen Technology, Inc. (I)	8,370	322,161
Atlassian, Inc. (I)(R)	2,771	57,360
Atlassian, Inc., Class A (I)(R)	1,909	39,516
Atlassian, Inc., Class A Ordinary (I)(R)	9,968	206,338
Atlassian, Inc., Series 1 (I)(R)	4,864	100,685
Atlassian, Inc., Series 2 (I)(R)	13,022	269,555
Atlassian, Inc., Series A (I)(R)	9,630	199,341
Autodesk, Inc. (I)	127,666	7,486,334
Check Point Software Technologies, Ltd. (I)	29,985	2,457,870
FireEye, Inc. (I)(L)	59,925	2,352,056
Fleetmatics Group PLC (I)(L)	27,700	1,242,345
Fortinet, Inc. (I)	62,510	2,184,725
Informatica Corp. (I)	38,001	1,666,534
Interactive Intelligence Group, Inc. (I)	35,700	1,470,126
Intuit, Inc.	52,460	5,086,522
Microsoft Corp.	373,015	15,164,925
Nintendo Company, Ltd.	9,500	1,393,886
Oracle Corp.	131,990	5,695,369
Red Hat, Inc. (I)	130,600	9,892,950
salesforce.com, Inc. (I)	128,480	8,583,749
ServiceNow, Inc. (I)	126,870	9,994,819
Splunk, Inc. (I)	28,450	1,684,240
Tableau Software, Inc., Class A (I)	42,490	3,931,175
		85,296,406
Technology hardware, storage and peripherals - 12.3%
Apple, Inc.	200,800	24,985,544
Dell, Inc. (I)	458,900	6,849,011
NEC Corp.	17,000	49,936
Samsung Electronics Company, Ltd.	3,005	3,896,743

The accompanying notes are an integral part of the financial statements.	179

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Science & Technology Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Technology hardware, storage and peripherals (continued)
SanDisk Corp.	134,200	$8,537,804
Seagate Technology PLC	82,900	4,313,287
Stratasys, Ltd. (I)(L)	76,400	4,032,392
Western Digital Corp.	102,240	9,304,862
		61,969,579
		368,002,282
Telecommunication services - 3.2%
Wireless telecommunication services - 3.2%
SoftBank Corp.	182,800	10,646,161
T-Mobile US, Inc. (I)	179,600	5,691,524
		16,337,685
		16,337,685
TOTAL COMMON STOCKS (Cost $418,945,930)		$479,519,565

PREFERRED SECURITIES - 0.5%
Consumer discretionary - 0.1%
Internet and catalog retail - 0.1%
Flipkart Limited, Series A (I)(R)	168	19,114
Flipkart Limited, Series C (I)(R)	295	33,563
Flipkart Limited, Series E (I)(R)	549	62,461
Flipkart Limited, Series G (I)(R)	3,152	377,484
		492,622
		492,622
Information technology - 0.4%
Internet software and services - 0.3%
Dropbox, Inc., Series A (I)(R)	9,241	163,751
Dropbox, Inc., Series A1 (I)(R)	89,006	1,577,186
		1,740,937
Software - 0.1%
Cloudera, Inc., Series F (I)(R)	21,227	656,339
		2,397,276
TOTAL PREFERRED SECURITIES (Cost $1,690,964)		$2,889,898

SECURITIES LENDING COLLATERAL - 3.6%
John Hancock
Collateral Trust, 0.1102% (W)(Y)	1,816,139	18,170,475
TOTAL SECURITIES LENDING
COLLATERAL (Cost $18,170,624)		$18,170,475

SHORT-TERM INVESTMENTS - 3.9%
Money market funds - 3.0%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	855,467	855,467
T.Rowe Price Prime Reserve
Fund, 0.0384% (Y)	14,257,082	14,257,082
		15,112,549
Repurchase agreement - 0.9%
Repurchase Agreement with State Street Corp.
dated 03/31/2015 at 0.000% to be
repurchased at $4,427,000 on 04/01/2015,
collateralized by $4,495,000 Federal Home
Loan Mortgage Corp., 1.840% due
09/18/2019 (valued at $4,517,475,
including interest)	4,427,000	4,427,000
TOTAL SHORT-TERM INVESTMENTS (Cost $19,539,549)		$19,539,549
Total Investments (Science & Technology Trust)
(Cost $458,347,067) - 103.2%		$520,119,487
Other assets and liabilities, net - (3.2%)		(16,311,845)
TOTAL NET ASSETS - 100.0%		$503,807,642

Short Term Government Income Trust

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 93.0%
U.S. Government - 19.0%
Treasury Inflation Protected Securities
0.125%, 04/15/2018	$3,336,861	$3,404,903
U.S. Treasury Notes
0.625%, 08/31/2017 to 04/30/2018	8,160,000	8,124,442
0.750%, 06/30/2017 to 03/31/2018	20,120,000	20,121,026
0.875%, 02/28/2017 to 01/31/2018	42,345,000	42,518,211
		74,168,582
U.S. Government Agency - 74.0%
Federal Agricultural Mortgage Corp.
2.000%, 07/27/2016	20,949,000	21,350,090
5.125%, 04/19/2017 (S)	38,823,000	42,105,951
Federal Farm Credit Bank
0.900%, 12/26/2017	3,890,000	3,879,867
0.970%, 09/05/2017	5,090,000	5,090,489
1.240%, 11/13/2018	18,275,000	18,237,207
1.480%, 01/22/2019	6,215,000	6,228,120
1.540%, 04/01/2019	7,455,000	7,449,416
1.990%, 12/26/2019	2,190,000	2,190,436
Federal Home Loan Bank
1.000%, 09/18/2017 to 10/16/2017	16,555,000	16,549,148
1.130%, 03/27/2018	9,000,000	8,948,043
1.150%, 07/25/2018	9,910,000	9,879,249
1.400%, 03/26/2018	12,435,000	12,457,843
Federal Home Loan Mortgage Corp.
1.000%, 04/07/2017	2,300,000	2,300,271
1.100%, 05/07/2018	9,395,000	9,335,718
1.200%, 03/20/2018	4,415,000	4,422,991
1.300%, 11/27/2017	14,055,000	14,075,998
2.221%, 09/01/2042 (P)	1,374,417	1,424,970
2.340%, 09/01/2039 (P)	562,260	601,267
2.621%, 01/01/2044 (P)	2,916,011	3,030,534
3.009%, 03/01/2044 (P)	1,492,111	1,559,107
5.500%, 07/01/2037 to 07/01/2040	5,530,030	6,256,502
6.500%, 09/01/2039	622,177	711,970
7.000%, 04/01/2018 to 04/01/2032	4,452	4,896
12.000%, 07/01/2020	9	9
Federal National Mortgage Association
0.625%, 11/14/2016	3,360,000	3,359,469

The accompanying notes are an integral part of the financial statements.	180

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Short Term Government Income Trust (continued)

	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
1.000%, 12/12/2017 to 12/28/2017	$13,630,000	$13,577,363
2.342%, 09/01/2041 (P)	3,164,087	3,383,595
2.400%, 04/01/2042 (P)	3,097,346	3,211,529
2.487%, 02/01/2042 (P)	5,043,431	5,247,499
2.500%, 10/01/2027	3,448,029	3,556,184
2.908%, 03/01/2044 (P)	1,427,203	1,488,323
3.500%, 12/01/2025	2,151,913	2,285,487
5.500%, 03/01/2035 to 08/01/2040	4,424,325	5,005,602
6.000%, 10/01/2036 to 03/01/2037	918,844	1,059,035
6.500%, 06/01/2029 to 01/01/2039	5,364,176	6,178,216
7.000%, 08/01/2025 to 01/01/2029	3,482	4,071
7.500%, 01/01/2031	702	851
8.000%, 11/01/2020 to 01/01/2031	2,446	2,873
11.500%, 09/01/2019	179	183
12.000%, 01/15/2016 to 04/20/2016	596	601
12.500%, 09/20/2015	8	8
Government National Mortgage Association
7.500%, 02/15/2022 to 03/15/2027	792	929
Tennessee Valley Authority
1.750%, 10/15/2018	6,485,000	6,606,808
3.875%, 02/15/2021	13,050,000	14,571,995
4.500%, 04/01/2018	10,349,000	11,399,392
5.500%, 07/18/2017	8,613,000	9,506,926
		288,537,031
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $360,253,530)		$362,705,613
COLLATERALIZED MORTGAGE
OBLIGATIONS - 5.3%
U.S. Government Agency - 5.3%
Federal Home Loan Mortgage Corp.
Series 3499, Class PA, 4.500%, 08/15/2036	141,564	146,380
Series K017, Class X1 IO,
1.429%, 12/25/2021	5,553,314	426,389
Series K018, Class X1 IO,
1.439%, 01/25/2022	4,806,192	371,749
Series K022, Class X1 IO,
1.297%, 07/25/2022	11,562,475	856,629
Series K026, Class X1 IO,
1.047%, 11/25/2022	5,818,226	374,735
Series K038, Class X1 IO,
1.200%, 03/25/2024	8,796,775	752,678
Series K704, Class X1 IO,
1.996%, 08/25/2018	18,429,587	1,049,160
Series K706, Class X1 IO,
1.575%, 10/25/2018	6,030,743	297,774
Series K707, Class X1 IO,
1.547%, 12/25/2018	4,955,689	247,145
Series K709, Class X1 IO,
1.535%, 03/25/2019	6,591,147	347,030
Series K710, Class X1 IO,
1.777%, 05/25/2019	5,213,955	325,685
Series K711, Class X1 IO,
1.705%, 07/25/2019	7,823,365	475,402
Federal National Mortgage Association
Series 2013-100, Class CA,
4.000%, 03/25/2039	4,643,507	4,990,957
Series 2014-28, Class BD,
3.500%, 08/25/2043	8,400,464	8,912,884
Series 2003-W14, Class 2A,
3.479%, 01/25/2043 (P)	748,967	761,994
Government National Mortgage Association,
Series 2012-114, Class IO
0.971%, 01/16/2053	3,680,438	295,616
		20,632,207
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $20,231,890)		$20,632,207
SHORT-TERM INVESTMENTS - 2.2%
Repurchase agreement - 2.2%
Barclays Tri-Party Repurchase Agreement
dated 03/31/2015 at 0.130% to be
repurchased at $5,150,019 on 04/01/2015,
collateralized by $5,308,300 U.S. Treasury
Inflation Indexed Notes, 0.250% due
01/15/2025 (valued at $5,253,114,
including interest)	5,150,000	5,150,000
Repurchase Agreement with State Street Corp.
dated 03/31/2015 at 0.000% to be
repurchased at $3,364,000 on 04/01/2015,
collateralized by $3,110,000 U.S. Treasury
Notes, 3.625% due 08/15/2019 (valued at
$3,432,818, including interest)	3,364,000	3,364,000
		8,514,000
TOTAL SHORT-TERM INVESTMENTS (Cost $8,514,000)		$8,514,000
Total Investments (Short Term Government Income Trust)
(Cost $388,999,420) - 100.5%		$391,851,820
Other assets and liabilities, net - (0.5%)		(1,862,321)
TOTAL NET ASSETS - 100.0%		$389,989,499

Small Cap Growth Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 96.0%
Consumer discretionary - 12.2%
Auto components - 0.5%
Gentherm, Inc. (I)	47,163	$2,382,192
Hotels, restaurants and leisure - 4.0%
Buffalo Wild Wings, Inc. (I)	12,779	2,316,066
Diamond Resorts International, Inc. (I)	320,691	10,720,700
Jack in the Box, Inc.	21,504	2,062,664
Panera Bread Company, Class A (I)	25,240	4,038,274
Red Robin Gourmet Burgers, Inc. (I)	16,421	1,428,627
		20,566,331
Household durables - 1.1%
GoPro, Inc., Class A (I)(L)	132,228	5,740,017
Internet and catalog retail - 0.1%
Wayfair, Inc., Class A (I)(L)	10,300	330,836
Media - 2.3%
IMAX Corp. (I)	241,519	8,141,605

The accompanying notes are an integral part of the financial statements.	181

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Small Cap Growth Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Media (continued)
Markit, Ltd. (I)	132,100	$3,553,490
		11,695,095
Multiline retail - 0.6%
Tuesday Morning Corp. (I)	183,804	2,959,244
Specialty retail - 0.9%
CST Brands, Inc.	104,654	4,586,985
Textiles, apparel and luxury goods - 2.7%
Kate Spade & Company (I)	152,133	5,079,721
Samsonite International SA	1,026,300	3,571,216
Skechers U.S.A., Inc., Class A (I)	46,692	3,357,622
Vince Holding Corp. (I)	85,081	1,578,253
		13,586,812
		61,847,512
Consumer staples - 0.6%
Food products - 0.6%
SunOpta, Inc. (I)	269,795	2,865,223
Energy - 1.9%
Oil, gas and consumable fuels - 1.9%
Diamondback Energy, Inc. (I)	80,807	6,209,210
RSP Permian, Inc. (I)(L)	128,274	3,231,222
		9,440,432
Financials - 8.0%
Banks - 1.3%
PacWest Bancorp	138,618	6,499,798
Capital markets - 2.5%
Financial Engines, Inc. (L)	48,759	2,039,589
HFF, Inc., Class A	174,525	6,551,669
WisdomTree Investments, Inc.	176,715	3,792,304
		12,383,562
Diversified financial services - 0.0%
WL Ross Holding Corp. (I)	8,000	84,080
Insurance - 0.7%
Assured Guaranty, Ltd.	135,021	3,563,204
Real estate investment trusts - 2.3%
Paramount Group, Inc.	343,236	6,624,455
Pebblebrook Hotel Trust	109,943	5,120,046
		11,744,501
Real estate management and development - 1.2%
Kennedy-Wilson Holdings, Inc.	240,830	6,295,296
		40,570,441
Health care - 21.5%
Biotechnology - 9.5%
Achillion Pharmaceuticals, Inc. (I)	154,896	1,527,275
Agios Pharmaceuticals, Inc. (I)(L)	32,590	3,073,237
Alnylam Pharmaceuticals, Inc. (I)	25,625	2,675,763
Anacor Pharmaceuticals, Inc. (I)	83,897	4,853,441
BioCryst Pharmaceuticals, Inc. (I)(L)	202,370	1,827,401
Cepheid, Inc. (I)	46,224	2,630,146
Ironwood Pharmaceuticals, Inc. (I)	158,095	2,529,520
Isis Pharmaceuticals, Inc. (I)	49,715	3,165,354
Novavax, Inc. (I)	287,700	2,379,279
Otonomy, Inc. (I)	56,739	2,006,291
Portola Pharmaceuticals, Inc. (I)	142,209	5,398,254
PTC Therapeutics, Inc. (I)	63,953	3,891,540
Puma Biotechnology, Inc. (I)	8,620	2,035,268
Regulus Therapeutics, Inc. (I)(L)	109,314	1,851,779
Synageva BioPharma Corp. (I)	25,200	2,457,756
TESARO, Inc. (I)(L)	99,115	5,689,201
		47,991,505
Health care equipment and supplies - 5.9%
Cardiovascular Systems, Inc. (I)	41,651	1,626,055
DexCom, Inc. (I)	124,521	7,762,639
Endologix, Inc. (I)(L)	182,750	3,119,543
HeartWare International, Inc. (I)(L)	78,261	6,868,968
Insulet Corp. (I)	230,648	7,692,111
LDR Holding Corp. (I)	78,476	2,875,361
		29,944,677
Health care providers and services - 3.1%
Acadia Healthcare Company, Inc. (I)	120,433	8,623,003
Envision Healthcare Holdings, Inc. (I)	168,853	6,475,513
ExamWorks Group, Inc. (I)	10,572	440,007
		15,538,523
Health care technology - 1.3%
Veeva Systems, Inc., Class A (I)(L)	254,192	6,489,522
Pharmaceuticals - 1.7%
Aerie Pharmaceuticals, Inc. (I)	83,647	2,621,497
Intersect ENT, Inc. (I)	61,700	1,593,711
Relypsa, Inc. (I)	65,282	2,354,722
Tetraphase Pharmaceuticals, Inc. (I)	59,610	2,184,110
		8,754,040
		108,718,267
Industrials - 20.7%
Aerospace and defense - 3.0%
Astronics Corp. (I)	50,720	3,738,064
DigitalGlobe, Inc. (I)	179,009	6,098,837
Moog, Inc., Class A (I)	26,512	1,989,726
Teledyne Technologies, Inc. (I)	30,424	3,247,154
		15,073,781
Air freight and logistics - 0.5%
XPO Logistics, Inc. (I)(L)	58,278	2,649,901
Airlines - 0.7%
Spirit Airlines, Inc. (I)	46,789	3,619,597
Building products - 3.1%
Advanced Drainage Systems, Inc.	74,313	2,224,931
Masonite International Corp. (I)	121,709	8,186,147
Owens Corning	124,132	5,387,329
		15,798,407
Construction and engineering - 0.8%
AECOM (I)	129,972	4,005,737
Electrical equipment - 2.8%
Acuity Brands, Inc.	44,037	7,405,262
Generac Holdings, Inc. (I)(L)	140,775	6,854,335
		14,259,597
Machinery - 1.6%
Altra Industrial Motion Corp.	147,433	4,075,048
Watts Water Technologies, Inc., Class A	72,487	3,988,960
		8,064,008
Professional services - 2.3%
TriNet Group, Inc. (I)	223,392	7,870,100
WageWorks, Inc. (I)	70,405	3,754,699
		11,624,799

The accompanying notes are an integral part of the financial statements.	182

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Small Cap Growth Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Road and rail - 3.9%
Landstar System, Inc.	108,093	$7,166,566
Old Dominion Freight Line, Inc. (I)	73,642	5,692,527
Swift Transportation Company (I)	260,841	6,787,083
		19,646,176
Trading companies and distributors - 2.0%
Applied Industrial Technologies, Inc.	85,365	3,870,449
HD Supply Holdings, Inc. (I)	197,850	6,164,017
		10,034,466
		104,776,469
Information technology - 25.2%
Communications equipment - 0.9%
Arista Networks, Inc. (I)(L)	67,035	4,727,979
Electronic equipment, instruments and components - 0.7%
Cognex Corp. (I)	72,595	3,599,986
Internet software and services - 7.9%
Constant Contact, Inc. (I)	139,272	5,321,583
CoStar Group, Inc. (I)	45,803	9,061,207
Demandware, Inc. (I)	33,108	2,016,277
Envestnet, Inc. (I)	67,392	3,779,343
Marketo, Inc. (I)(L)	153,729	3,938,537
Shutterstock, Inc. (I)(L)	83,422	5,728,589
TrueCar, Inc. (I)(L)	193,389	3,451,994
Zillow Group, Inc., Class A (I)(L)	64,067	6,425,920
		39,723,450
IT services - 5.3%
Heartland Payment Systems, Inc.	64,845	3,037,988
MAXIMUS, Inc.	63,560	4,243,266
Virtusa Corp. (I)	168,505	6,972,737
WEX, Inc. (I)	50,171	5,386,359
WNS Holdings, Ltd., ADR (I)	299,941	7,294,565
		26,934,915
Semiconductors and semiconductor equipment - 4.8%
Ambarella, Inc. (I)(L)	50,820	3,847,582
Mellanox Technologies, Ltd. (I)(L)	96,422	4,371,773
Power Integrations, Inc.	77,847	4,054,272
SunEdison Semiconductor, Ltd. (I)	97,100	2,507,122
SunEdison, Inc. (I)(L)	252,918	6,070,032
SunPower Corp. (I)(L)	117,396	3,675,669
		24,526,450
Software - 5.2%
Fleetmatics Group PLC (I)(L)	133,487	5,986,892
HubSpot, Inc. (I)(L)	103,625	4,134,638
Telogis, Inc. (I)(R)	473,646	606,267
Tyler Technologies, Inc. (I)	69,369	8,361,046
Verint Systems, Inc. (I)	104,591	6,477,321
Zendesk, Inc. (I)	34,500	782,805
		26,348,969
Technology hardware, storage and peripherals - 0.4%
Nimble Storage, Inc. (I)(L)	88,294	1,969,839
		127,831,588
Materials - 5.9%
Chemicals - 1.7%
Platform Specialty Products Corp. (I)	336,741	8,640,775
Construction materials - 1.7%
Headwaters, Inc. (I)	469,499	8,610,612
Containers and packaging - 1.7%
Graphic Packaging Holding Company	578,018	8,404,382
Paper and forest products - 0.8%
KapStone Paper and Packaging Corp.	129,400	4,249,496
		29,905,265
TOTAL COMMON STOCKS (Cost $412,958,597)		$485,955,197
INVESTMENT COMPANIES - 0.6%
iShares Russell 2000 Growth ETF (L)	22,103	3,349,710
TOTAL INVESTMENT COMPANIES (Cost $3,151,654)		$3,349,710
PREFERRED SECURITIES - 2.8%
Information technology - 2.8%
Apigee Corp., Series H (I)(R)	628,505	2,463,740
Cloudera, Inc., Series F (I)(R)	79,228	2,449,730
DocuSign, Inc., Series B (I)(R)	2,936	44,099
DocuSign, Inc., Series B1 (I)(R)	880	13,218
DocuSign, Inc., Series D (I)(R)	2,110	31,692
DocuSign, Inc., Series E (I)(R)	54,573	819,686
Nutanix, Inc. (I)(R)	87,010	1,361,707
Pure Storage, Inc., Series F (I)(R)	88,922	1,576,587
Telogis, Inc. (I)(R)	645,027	2,173,741
Veracode, Inc. (I)(R)	65,609	1,797,031
Zuora, Inc., Series F (I)(R)	403,708	1,533,808
		14,265,039
TOTAL PREFERRED SECURITIES (Cost $10,506,184)		$14,265,039
SECURITIES LENDING COLLATERAL - 13.0%
John Hancock
Collateral Trust, 0.1102% (W)(Y)	6,561,044	65,643,240
TOTAL SECURITIES LENDING
COLLATERAL (Cost $65,644,910)		$65,643,240
Total Investments (Small Cap Growth Trust)
(Cost $492,261,345) - 112.4%		$569,213,186
Other assets and liabilities, net - (12.4%)		(62,850,345)
TOTAL NET ASSETS - 100.0%		$506,362,841

Small Cap Index Trust

	Shares or Principal Amount	Value
COMMON STOCKS - 97.3%
Consumer discretionary - 13.6%
Auto components - 1.2%
American Axle &
Manufacturing Holdings, Inc. (I)	16,613	$429,102
Cooper Tire & Rubber Company	14,098	603,958
Cooper-Standard Holding, Inc. (I)	3,455	204,536
Dana Holding Corp.	41,389	875,791
Dorman Products, Inc. (I)(L)	6,768	336,708
Drew Industries, Inc.	5,948	366,040
Federal-Mogul Holdings Corp. (I)	7,288	97,003
Fox Factory Holding Corp. (I)	2,751	42,200
Gentherm, Inc. (I)	8,840	446,508
Modine Manufacturing Company (I)	11,907	160,387
Motorcar Parts of America, Inc. (I)	4,647	129,140
Remy International, Inc. (I)	7,992	177,502

The accompanying notes are an integral part of the financial statements.	183

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Auto components (continued)
Shiloh Industries, Inc. (I)	2,231	$31,323
Spartan Motors, Inc.	8,640	41,904
Standard Motor Products, Inc.	4,847	204,834
Stoneridge, Inc. (I)	7,541	85,138
Strattec Security Corp.	867	64,019
Superior Industries International, Inc.	5,894	111,573
Tenneco, Inc. (I)	15,095	866,755
Tower International, Inc. (I)	5,175	137,655
		5,412,076
Automobiles - 0.0%
Winnebago Industries, Inc.	6,889	146,460
Distributors - 0.3%
Core-Mark Holding Company, Inc.	5,760	370,483
Pool Corp.	11,274	786,474
VOXX International Corp. (I)	6,081	55,702
Weyco Group, Inc.	1,601	47,870
		1,260,529
Diversified consumer services - 0.9%
2U, Inc. (I)	2,514	64,308
American Public Education, Inc. (I)	4,274	128,135
Ascent Capital Group, Inc., Class A (I)	3,637	144,789
Bridgepoint Education, Inc. (I)	4,191	40,443
Bright Horizons Family Solutions, Inc. (I)	7,530	386,063
Capella Education Company	2,726	176,863
Career Education Corp. (I)	17,224	86,637
Carriage Services, Inc.	4,593	109,635
Chegg, Inc. (I)(L)	19,819	157,561
Collectors Universe, Inc.	1,723	38,871
Education Management Corp. (I)	5,432	1,304
Grand Canyon Education, Inc. (I)	11,601	502,323
Houghton Mifflin Harcourt Company (I)	27,019	634,406
ITT Educational Services, Inc. (I)(L)	5,863	39,810
K12, Inc. (I)	8,595	135,113
Liberty Tax, Inc. (I)	956	26,605
LifeLock, Inc. (I)	19,911	280,944
Regis Corp. (I)	11,067	181,056
Sotheby’s	15,055	636,224
Steiner Leisure, Ltd. (I)	3,668	173,863
Strayer Education, Inc. (I)	2,707	144,581
Universal Technical Institute, Inc.	5,855	56,208
Weight Watchers International, Inc. (L)(I)	6,887	48,140
		4,193,882
Hotels, restaurants and leisure - 3.2%
Belmond, Ltd., Class A (I)	24,212	297,323
Biglari Holdings, Inc. (I)	433	179,305
BJ’s Restaurants, Inc. (I)	5,474	276,163
Bloomin’ Brands, Inc.	19,122	465,238
Bob Evans Farms, Inc.	6,189	286,303
Boyd Gaming Corp. (I)	19,346	274,713
Bravo Brio Restaurant Group, Inc. (I)	6,456	94,839
Buffalo Wild Wings, Inc. (I)	4,673	846,935
Caesars Acquisition Company, Class A (I)	11,487	78,112
Caesars Entertainment Corp. (I)(L)	12,917	136,016
Carrols Restaurant Group, Inc. (I)	11,907	98,709
Churchill Downs, Inc.	3,368	387,219
Chuy’s Holdings, Inc. (I)	4,314	97,194
ClubCorp Holdings, Inc.	5,497	106,422
Cracker Barrel Old Country Store, Inc.	4,690	713,537
Del Frisco’s Restaurant Group, Inc. (I)	5,953	119,953
Denny’s Corp. (I)	21,896	249,614
Diamond Resorts International, Inc. (I)	8,707	291,075
DineEquity, Inc.	4,170	446,232
El Pollo Loco Holdings, Inc. (I)(L)	2,160	55,318
Fiesta Restaurant Group, Inc. (I)	6,712	409,432
International Speedway Corp., Class A	6,981	227,650
Interval Leisure Group, Inc.	9,859	258,404
Intrawest Resorts Holdings, Inc. (I)	4,084	35,612
Isle of Capri Casinos, Inc. (I)	6,383	89,681
Jack in the Box, Inc.	9,888	948,457
Jamba, Inc. (I)(L)	4,741	69,740
Krispy Kreme Doughnuts, Inc. (I)	16,353	326,896
La Quinta Holdings, Inc. (I)	10,716	253,755
Life Time Fitness, Inc. (I)	10,146	719,960
Marriott Vacations Worldwide Corp.	6,498	526,663
Monarch Casino & Resort, Inc. (I)	2,399	45,917
Morgans Hotel Group Company (I)	9,349	72,455
Nathan’s Famous, Inc.	788	42,670
Noodles & Company (I)(L)	2,819	49,163
Papa John’s International, Inc.	7,671	474,145
Penn National Gaming, Inc. (I)	19,598	306,905
Pinnacle Entertainment, Inc. (I)	14,942	539,257
Popeyes Louisiana Kitchen, Inc. (I)	5,956	356,288
Potbelly Corp. (I)	4,573	62,650
Red Robin Gourmet Burgers, Inc. (I)	3,585	311,895
Ruby Tuesday, Inc. (I)	15,363	92,332
Ruth’s Hospitality Group, Inc.	9,045	143,635
Scientific Games Corp., Class A (I)(L)	12,718	133,157
Sonic Corp.	13,616	431,627
Speedway Motorsports, Inc.	2,929	66,635
Texas Roadhouse, Inc.	17,464	636,214
The Cheesecake Factory, Inc.	12,313	607,400
The Habit Restaurants, Inc., Class A (I)(L)	1,980	63,637
The Marcus Corp.	4,506	95,933
Vail Resorts, Inc.	8,960	926,643
		14,825,028
Household durables - 1.2%
Beazer Homes USA, Inc. (I)	6,776	120,071
Cavco Industries, Inc. (I)	2,242	168,285
CSS Industries, Inc.	2,442	73,626
Ethan Allen Interiors, Inc.	6,369	176,039
Helen of Troy, Ltd. (I)	7,094	578,090
Hovnanian Enterprises, Inc., Class A (I)(L)	28,425	101,193
Installed Building Products, Inc. (I)	2,384	51,876
iRobot Corp. (I)	7,412	241,854
KB Home	20,676	322,959
La-Z-Boy, Inc.	13,120	368,803
LGI Homes, Inc. (I)(L)	3,579	59,626
Libbey, Inc.	5,591	223,137
M/I Homes, Inc. (I)	6,107	145,591
MDC Holdings, Inc.	9,781	278,759
Meritage Homes Corp. (I)	9,801	476,721
NACCO Industries, Inc., Class A	1,216	64,436
Skullcandy, Inc. (I)	5,834	65,924
Standard Pacific Corp. (I)	36,267	326,403
The Ryland Group, Inc.	11,599	565,335
TRI Pointe Homes, Inc. (I)	36,419	561,945
Universal Electronics, Inc. (I)	3,923	221,414
WCI Communities, Inc. (I)	2,827	67,707
William Lyon Homes, Class A (I)	4,327	111,723
		5,371,517
Internet and catalog retail - 0.5%
1-800-Flowers.com, Inc., Class A (I)	6,947	82,183
Blue Nile, Inc. (I)	3,038	96,730

The accompanying notes are an integral part of the financial statements.	184

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet and catalog retail (continued)
EVINE Live, Inc. (I)	12,038	$80,775
FTD Companies, Inc. (I)	4,629	138,592
HSN, Inc.	8,149	556,006
Lands’ End, Inc. (I)	4,101	147,144
Nutrisystem, Inc.	7,158	143,017
Orbitz Worldwide, Inc. (I)	12,866	150,018
Overstock.com, Inc. (I)	2,908	70,432
PetMed Express, Inc. (L)	5,055	83,509
Shutterfly, Inc. (I)	9,664	437,199
Travelport Worldwide, Ltd. (L)	7,590	126,753
Wayfair, Inc., Class A (I)(L)	3,349	107,570
		2,219,928
Leisure products - 0.5%
Arctic Cat, Inc.	3,238	117,604
Black Diamond, Inc. (I)	6,705	63,362
Brunswick Corp.	22,977	1,182,167
Callaway Golf Company	19,179	182,776
Escalade, Inc.	2,378	41,330
JAKKS Pacific, Inc. (I)(L)	5,489	37,545
Johnson Outdoors, Inc., Class A	1,452	48,076
LeapFrog Enterprises, Inc. (I)	16,399	35,750
Nautilus, Inc. (I)	7,822	119,442
Smith & Wesson Holding Corp. (I)	13,944	177,507
Sturm Ruger & Company, Inc. (L)	4,762	236,338
		2,241,897
Media - 1.4%
AH Belo Corp., Class A	5,057	41,619
AMC Entertainment Holdings, Inc., Class A	5,330	189,162
Carmike Cinemas, Inc. (I)	6,067	203,851
Central European Media
Enterprises, Ltd., Class A (I)(L)	20,451	54,400
Cumulus Media, Inc., Class A (I)	38,397	94,841
Daily Journal Corp. (I)	271	49,647
Dex Media, Inc. (I)(L)	3,692	15,469
Entercom Communications Corp., Class A (I)	6,989	84,916
Entravision Communications Corp., Class A	15,111	95,653
Eros International PLC (I)	5,581	97,500
Global Eagle Entertainment, Inc. (I)	9,947	132,395
Gray Television, Inc. (I)	12,754	176,260
Harte-Hanks, Inc.	12,593	98,225
Journal Communications, Inc., Class A (I)	11,229	166,414
Lee Enterprises, Inc. (I)(L)	16,541	52,435
Loral Space & Communications, Inc. (I)	3,268	223,662
MDC Partners, Inc., Class A	10,618	301,020
Media General, Inc. (I)	19,808	326,634
Meredith Corp.	8,847	493,397
National CineMedia, Inc.	15,381	232,253
New Media Investment Group, Inc.	11,117	266,030
Nexstar Broadcasting Group, Inc., Class A	7,613	435,616
Reading International, Inc., Class A (I)	4,699	63,202
Rentrak Corp. (I)(L)	2,462	136,789
Saga Communications, Inc., Class A	905	40,309
Scholastic Corp.	6,670	273,070
SFX Entertainment, Inc. (I)(L)	13,727	56,143
Sinclair Broadcast Group, Inc., Class A	17,210	540,566
Sizmek, Inc. (I)	6,904	50,123
The EW Scripps Company, Class A (I)	7,921	225,273
The McClatchy Company, Class A (I)	16,682	30,695
The New York Times Company, Class A	34,670	477,059
Time, Inc.	27,106	608,259
World Wrestling
Entertainment, Inc., Class A (L)	7,572	106,084
		6,438,971
Multiline retail - 0.1%
Burlington Stores, Inc. (I)	7,076	420,456
Fred’s, Inc., Class A	9,363	160,014
Tuesday Morning Corp. (I)	10,682	171,980
		752,450
Specialty retail - 3.2%
Aeropostale, Inc. (I)	21,095	73,200
America’s Car-Mart, Inc. (I)	1,948	105,679
American Eagle Outfitters, Inc.	48,031	820,369
ANN, Inc. (I)	11,733	481,405
Asbury Automotive Group, Inc. (I)	7,596	631,228
Barnes & Noble, Inc. (I)	10,106	240,018
bebe stores, Inc.	9,301	33,763
Big 5 Sporting Goods Corp.	5,028	66,722
Brown Shoe Company, Inc.	10,940	358,832
Build-A-Bear Workshop, Inc. (I)	3,196	62,801
Christopher & Banks Corp. (I)	10,496	58,358
Citi Trends, Inc. (I)	4,075	110,025
Conn’s, Inc. (I)(L)	6,991	211,687
Destination Maternity Corp.	4,215	63,478
Destination XL Group, Inc. (I)	11,469	56,657
Express, Inc. (I)	21,172	349,973
Five Below, Inc. (I)	13,475	479,306
Francesca’s Holdings Corp. (I)	10,864	193,379
Genesco, Inc. (I)	5,946	423,534
Group 1 Automotive, Inc.	6,015	519,275
Guess?, Inc.	15,167	281,955
Haverty Furniture Companies, Inc.	5,068	126,092
Hibbett Sports, Inc. (I)(L)	6,495	318,645
Kirkland’s, Inc. (I)	3,567	84,716
Lithia Motors, Inc., Class A	5,613	557,988
Lumber Liquidators Holdings, Inc. (I)(L)	6,804	209,427
MarineMax, Inc. (I)	6,224	164,998
Mattress Firm Holding Corp. (I)(L)	3,703	257,877
Monro Muffler Brake, Inc.	7,826	509,081
Office Depot, Inc. (I)	132,439	1,218,439
Outerwall, Inc. (L)	4,698	310,632
Pacific Sunwear of California, Inc. (I)	14,845	40,972
Pier 1 Imports, Inc.	23,285	325,524
Rent-A-Center, Inc.	13,095	359,327
Restoration Hardware Holdings, Inc. (I)	7,766	770,310
Sears Hometown and Outlet Stores, Inc. (I)	3,662	28,271
Select Comfort Corp. (I)	13,585	468,275
Shoe Carnival, Inc.	3,820	112,461
Sonic Automotive, Inc., Class A	9,896	246,410
Stage Stores, Inc.	7,936	181,893
Stein Mart, Inc.	6,923	86,191
Systemax, Inc. (I)	2,832	34,607
The Buckle, Inc. (L)	7,111	363,301
The Cato Corp., Class A	6,758	267,617
The Children’s Place Retail Stores, Inc.	5,552	356,383
The Container Store Group, Inc. (I)(L)	4,327	82,429
The Finish Line, Inc., Class A	12,135	297,550
The Men’s Wearhouse, Inc.	11,883	620,293
The Pep Boys - Manny, Moe & Jack (I)	13,205	127,032
Tile Shop Holdings, Inc. (I)	7,666	92,835
Vitamin Shoppe, Inc. (I)	7,614	313,621
West Marine, Inc. (I)	4,385	40,649
Winmark Corp.	588	51,491

The accompanying notes are an integral part of the financial statements.	185

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Zumiez, Inc. (I)	5,263	$211,836
		14,858,817
Textiles, apparel and luxury goods - 1.1%
Columbia Sportswear Company	6,782	413,024
Crocs, Inc. (I)	20,776	245,365
Culp, Inc.	2,191	58,609
G-III Apparel Group, Ltd. (I)	4,747	534,750
Iconix Brand Group, Inc. (I)	11,910	401,010
Movado Group, Inc.	4,567	130,251
Oxford Industries, Inc.	3,564	268,904
Perry Ellis International, Inc. (I)	3,048	70,592
Quiksilver, Inc. (I)(L)	38,260	70,781
Sequential Brands Group, Inc. (I)(L)	4,609	49,316
Skechers U.S.A., Inc., Class A (I)	9,586	689,329
Steven Madden, Ltd. (I)	14,422	548,036
Tumi Holdings, Inc. (I)	12,698	310,593
Unifi, Inc. (I)	3,639	131,332
Vera Bradley, Inc. (I)	5,434	88,194
Vince Holding Corp. (I)	2,809	52,107
Wolverine World Wide, Inc.	24,978	835,514
		4,897,707
		62,619,262
Consumer staples - 3.1%
Beverages - 0.2%
Coca-Cola Bottling Company Consolidated	1,190	134,541
Craft Brew Alliance, Inc. (I)	3,077	41,970
National Beverage Corp. (I)	2,887	70,472
The Boston Beer Company, Inc., Class A (I)	2,034	543,892
		790,875
Food and staples retailing - 1.0%
Casey’s General Stores, Inc.	9,505	856,401
Diplomat Pharmacy, Inc. (I)(L)	3,915	135,381
Fairway Group Holdings Corp. (I)(L)	5,706	38,630
Ingles Markets, Inc., Class A	3,131	154,922
Natural Grocers by Vitamin Cottage, Inc. (I)	2,390	65,988
PriceSmart, Inc.	4,696	399,066
Roundy’s, Inc. (I)	11,027	53,922
SpartanNash Company	9,505	299,978
SUPERVALU, Inc. (I)	50,188	583,686
The Andersons, Inc.	7,068	292,403
The Chefs’ Warehouse, Inc. (I)	4,833	108,404
The Fresh Market, Inc. (I)(L)	10,741	436,514
United Natural Foods, Inc. (I)	12,232	942,353
Village Super Market, Inc., Class A	2,230	70,111
Weis Markets, Inc.	2,736	136,143
		4,573,902
Food products - 1.4%
B&G Foods, Inc.	13,298	391,360
Boulder Brands, Inc. (I)	15,263	145,456
Cal-Maine Foods, Inc. (L)	7,776	303,731
Calavo Growers, Inc.	3,681	189,277
Darling Ingredients, Inc. (I)	40,673	569,829
Dean Foods Company	23,440	387,463
Diamond Foods, Inc. (I)	5,671	184,704
Farmer Brothers Company (I)	1,870	46,283
Fresh Del Monte Produce, Inc.	8,770	341,241
Freshpet, Inc. (I)(L)	3,598	69,909
Inventure Foods, Inc. (I)	4,202	47,020
J&J Snack Foods Corp.	3,729	397,884
John B. Sanfilippo & Son, Inc.	2,073	89,346
Lancaster Colony Corp.	4,490	427,313
Landec Corp. (I)	6,710	93,605
Limoneira Company (L)	3,056	66,621
Omega Protein Corp. (I)	5,347	73,200
Post Holdings, Inc. (I)	10,881	509,666
Sanderson Farms, Inc. (L)	5,656	450,500
Seaboard Corp. (I)	70	289,240
Seneca Foods Corp., Class A (I)	2,760	82,276
Snyder’s-Lance, Inc.	11,868	379,301
Tootsie Roll Industries, Inc. (L)	4,829	163,787
TreeHouse Foods, Inc. (I)	10,413	885,313
		6,584,325
Household products - 0.2%
Central Garden & Pet Company, Class A (I)	10,815	114,855
HRG Group, Inc. (I)	20,800	259,584
Oil-Dri Corp. of America	1,219	41,019
Orchids Paper Products Company	2,018	54,405
WD-40 Company	3,767	333,530
		803,393
Personal products - 0.2%
Elizabeth Arden, Inc. (I)(L)	6,765	105,534
Inter Parfums, Inc.	4,204	137,134
Medifast, Inc. (I)	3,344	100,220
Nature’s Sunshine Products, Inc.	3,002	39,386
Nutraceutical International Corp. (I)	2,157	42,493
Revlon, Inc., Class A (I)	2,842	117,090
USANA Health Sciences, Inc. (I)	1,408	156,457
		698,314
Tobacco - 0.1%
Universal Corp.	5,731	270,274
Vector Group, Ltd. (L)	19,023	417,935
		688,209
		14,139,018
Energy - 3.3%
Energy equipment and services - 1.1%
Basic Energy Services, Inc. (I)	9,602	66,542
Bristow Group, Inc.	8,838	481,229
C&J Energy Services, Ltd. (I)	11,543	128,474
CARBO Ceramics, Inc. (L)	4,834	147,485
CHC Group, Ltd. (I)(L)	10,413	13,849
Era Group, Inc. (I)	5,048	105,200
Exterran Holdings, Inc.	14,526	487,638
FMSA Holdings, Inc. (I)(L)	6,799	49,225
Forum Energy Technologies, Inc. (I)	14,934	292,706
Geospace Technologies Corp. (I)	3,494	57,686
Gulf Island Fabrication, Inc.	4,248	63,125
Gulfmark Offshore, Inc., Class A	6,752	88,046
Helix Energy Solutions Group, Inc. (I)	26,227	392,356
Hercules Offshore, Inc. (I)(L)	51,277	21,495
Hornbeck Offshore Services, Inc. (I)	9,089	170,964
ION Geophysical Corp. (I)	34,620	75,125
Key Energy Services, Inc. (I)	35,716	65,003
Matrix Service Company (I)	6,559	115,176
McDermott International, Inc. (I)(L)	59,558	228,703
Natural Gas Services Group, Inc. (I)	3,376	64,887
Newpark Resources, Inc. (I)	21,255	193,633
Nordic American Offshore, Ltd. (L)	4,929	45,150
North Atlantic Drilling, Ltd. (L)	19,930	23,119
Parker Drilling Company (I)	32,799	114,469
PHI, Inc. (I)	3,154	94,872

The accompanying notes are an integral part of the financial statements.	186

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
Pioneer Energy Services Corp. (I)	17,412	$94,373
RigNet, Inc. (I)	2,967	84,827
SEACOR Holdings, Inc. (I)	4,615	321,527
Tesco Corp.	8,794	99,988
TETRA Technologies, Inc. (I)	21,043	130,046
U.S. Silica Holdings, Inc. (L)	13,478	479,952
Vantage Drilling Company (I)	70,479	23,082
Willbros Group, Inc. (I)	10,780	35,682
		4,855,634
Oil, gas and consumable fuels - 2.2%
Abraxas Petroleum Corp. (I)	26,010	84,533
Alon USA Energy, Inc.	6,437	106,661
Alpha Natural Resources, Inc. (I)(L)	59,849	59,843
Approach Resources, Inc. (I)(L)	10,369	68,332
Arch Coal, Inc. (I)(L)	56,184	56,178
Ardmore Shipping Corp.	5,448	54,861
Bill Barrett Corp. (I)(L)	12,799	106,232
Bonanza Creek Energy, Inc. (I)	8,279	204,160
Callon Petroleum Company (I)	14,618	109,196
Carrizo Oil & Gas, Inc. (I)	11,320	562,038
Clayton Williams Energy, Inc. (I)(L)	1,588	80,400
Clean Energy Fuels Corp. (I)(L)	19,254	102,720
Cloud Peak Energy, Inc. (I)	15,296	89,023
Comstock Resources, Inc. (L)	13,654	48,745
Contango Oil & Gas Company (I)	4,405	96,910
Delek US Holdings, Inc.	14,698	584,246
DHT Holdings, Inc.	22,917	159,961
Diamondback Energy, Inc. (I)	10,505	807,204
Eclipse Resources Corp. (I)(L)	8,029	45,123
Energy XXI, Ltd. (L)	25,130	91,473
EXCO Resources, Inc. (L)	39,250	71,828
Frontline, Ltd. (I)(L)	17,872	40,033
GasLog, Ltd.	10,577	205,405
Gastar Exploration, Inc. (I)	20,982	54,973
Goodrich Petroleum Corp. (I)(L)	11,170	39,654
Green Plains, Inc.	9,344	266,771
Halcon Resources Corp. (I)(L)	66,306	102,111
Magnum Hunter Resources Corp. (I)(L)	50,483	134,790
Matador Resources Company (I)	18,383	402,955
Navios Maritime Acquisition Corp. (L)	22,716	80,415
Nordic American Tankers, Ltd. (L)	22,533	268,368
Northern Oil and Gas, Inc. (I)(L)	15,833	122,072
Pacific Ethanol, Inc. (I)	5,990	64,632
Panhandle Oil and Gas, Inc., Class A	3,949	78,151
Parsley Energy, Inc., Class A (I)	13,686	218,702
PDC Energy, Inc. (I)	8,884	480,091
Penn Virginia Corp. (I)(L)	16,881	109,389
PetroQuest Energy, Inc. (I)	17,886	41,138
Renewable Energy Group, Inc. (I)	8,996	82,943
REX American Resources Corp. (I)	1,563	95,046
Rex Energy Corp. (I)(L)	13,696	50,949
Ring Energy, Inc. (I)(L)	6,114	64,931
Rosetta Resources, Inc. (I)	15,408	262,244
RSP Permian, Inc. (I)	5,863	147,689
Sanchez Energy Corp. (I)(L)	12,984	168,922
Scorpio Tankers, Inc.	40,510	381,604
SemGroup Corp., Class A	10,520	855,697
Ship Finance International, Ltd. (L)	14,495	214,526
Solazyme, Inc. (I)(L)	23,148	66,203
Stone Energy Corp. (I)	14,419	211,671
Swift Energy Company (I)(L)	14,732	31,821
Synergy Resources Corp. (I)	17,084	202,445
Teekay Tankers, Ltd., Class A	20,617	118,342
Triangle Petroleum Corp. (I)(L)	17,555	88,302
VAALCO Energy, Inc. (I)	13,626	33,384
W&T Offshore, Inc. (L)	10,240	52,326
Western Refining, Inc.	13,119	647,947
Westmoreland Coal Company (I)	3,762	100,671
		10,176,980
		15,032,614
Financials - 23.0%
Banks - 7.4%
1st Source Corp.	3,750	120,488
American National Bankshares, Inc.	2,237	50,511
Ameris Bancorp	6,232	164,462
Ames National Corp. (L)	2,072	51,489
Arrow Financial Corp.	2,742	74,445
Banc of California, Inc.	10,356	127,482
BancFirst Corp.	1,777	108,361
Banco Latinoamericano de
Comercio Exterior SA	7,337	240,580
BancorpSouth, Inc.	23,557	546,994
Bank of Kentucky Financial Corp.	1,577	77,352
Bank of Marin Bancorp	1,485	75,587
Bank of the Ozarks, Inc.	20,885	771,283
Banner Corp.	4,933	226,425
BBCN Bancorp, Inc.	19,981	289,125
Blue Hills Bancorp, Inc. (I)	7,707	101,887
BNC Bancorp	5,002	90,536
Boston Private Financial Holdings, Inc.	20,128	244,555
Bridge Bancorp, Inc.	2,919	75,398
Bridge Capital Holdings (I)	2,466	64,387
Bryn Mawr Bank Corp.	3,429	104,276
Camden National Corp.	1,868	74,421
Capital Bank Financial Corp., Class A (I)	6,245	172,424
Capital City Bank Group, Inc.	2,681	43,566
Cardinal Financial Corp.	9,174	183,297
Cascade Bancorp (I)	9,980	47,904
Cathay General Bancorp	19,957	567,777
CenterState Banks, Inc.	8,971	106,845
Central Pacific Financial Corp.	4,304	98,863
Century Bancorp, Inc., Class A	877	34,817
Chemical Financial Corp.	8,414	263,863
Citizens & Northern Corp.	3,122	63,002
City Holding Company	3,987	187,509
CNB Financial Corp.	3,646	62,055
CoBiz Financial, Inc.	8,980	110,634
Columbia Banking System, Inc.	14,339	415,401
Community Bank Systems, Inc.	10,219	361,650
Community Trust Bancorp, Inc.	3,917	129,888
ConnectOne Bancorp, Inc.	5,655	110,046
CU Bancorp (I)	2,518	57,285
Customers Bancorp, Inc. (I)	7,262	176,902
CVB Financial Corp.	26,535	422,968
Eagle Bancorp, Inc. (I)	6,812	261,581
Enterprise Bancorp, Inc.	1,884	40,035
Enterprise Financial Services Corp.	4,965	102,577
Financial Institutions, Inc.	4,887	112,059
First BanCorp (I)	25,507	158,143
First Bancorp North Carolina	4,944	86,817
First Bancorp, Inc.	2,408	42,020
First Busey Corp.	18,283	122,313
First Business Financial Services, Inc.	989	42,764
First Citizens BancShares, Inc., Class A	2,322	603,000
First Commonwealth Financial Corp.	23,463	211,167

The accompanying notes are an integral part of the financial statements.	187

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
First Community Bancshares, Inc.	4,114	$72,118
First Connecticut Bancorp, Inc.	5,194	79,832
First Financial Bancorp	14,192	252,760
First Financial Bankshares, Inc. (L)	16,047	443,539
First Financial Corp.	2,867	102,897
First Interstate BancSystem, Inc., Class A	4,537	126,219
First Merchants Corp.	9,035	212,684
First Midwest Bancorp, Inc.	18,519	321,675
First NBC Bank Holding Company (I)	3,772	124,401
FirstMerit Corp.	40,424	770,481
Flushing Financial Corp.	7,680	154,138
FNB Corp.	41,691	547,820
German American Bancorp, Inc.	3,276	96,413
Glacier Bancorp, Inc.	18,657	469,224
Great Southern Bancorp, Inc.	3,153	124,197
Great Western Bancorp, Inc.	4,363	96,030
Guaranty Bancorp	4,423	75,014
Hancock Holding Company	20,267	605,173
Hanmi Financial Corp.	7,886	166,789
Heartland Financial USA, Inc.	3,944	128,693
Heritage Commerce Corp.	5,240	47,841
Heritage Financial Corp.	7,522	127,874
Heritage Oaks Bancorp	5,667	47,093
Hilltop Holdings, Inc. (I)	18,661	362,770
Home BancShares, Inc.	13,568	459,820
HomeTrust Bancshares, Inc. (I)	5,273	84,210
Horizon Bancorp	2,310	54,031
Hudson Valley Holding Corp.	3,707	94,751
IBERIABANK Corp.	7,772	489,869
Independent Bank Corp. (MA)	5,866	257,341
Independent Bank Corp. (MI)	5,753	73,811
Independent Bank Group, Inc.	2,299	89,454
International Bancshares Corp.	13,638	354,997
Investors Bancorp, Inc.	87,331	1,023,519
Lakeland Bancorp, Inc.	9,511	109,377
Lakeland Financial Corp.	4,183	169,746
LegacyTexas Financial Group, Inc.	10,011	227,550
Macatawa Bank Corp.	6,598	35,299
MainSource Financial Group, Inc.	5,126	100,675
MB Financial, Inc.	16,352	511,981
Mercantile Bank Corp.	4,217	82,442
Merchants Bancshares, Inc.	1,295	37,775
Metro Bancorp, Inc.	3,562	98,204
MidSouth Bancorp, Inc.	2,767	40,813
MidWestOne Financial Group, Inc.	1,753	50,539
National Bank Holdings Corp., Class A	10,313	193,988
National Bankshares, Inc. (L)	1,684	50,251
National Penn Bancshares, Inc.	30,991	333,773
NBT Bancorp, Inc.	10,765	269,771
NewBridge Bancorp	8,452	75,392
Northrim BanCorp, Inc.	1,718	42,160
OFG Bancorp	11,301	184,432
Old National Bancorp	29,200	414,348
Opus Bank	1,284	39,650
Pacific Continental Corp.	5,279	69,788
Pacific Premier Bancorp, Inc. (I)	4,333	70,151
Park National Corp.	3,163	270,626
Park Sterling Corp.	11,240	79,804
Peapack Gladstone Financial Corp.	3,628	78,365
Penns Woods Bancorp, Inc.	1,425	69,697
Peoples Bancorp, Inc.	4,875	115,245
Peoples Financial Services Corp.	1,892	84,894
Pinnacle Financial Partners, Inc.	8,968	398,717
Preferred Bank	2,939	80,734
PrivateBancorp, Inc.	17,692	622,228
Prosperity Bancshares, Inc.	17,220	903,706
Renasant Corp. (L)	7,878	236,734
Republic Bancorp, Inc., Class A	2,469	61,058
S&T Bancorp, Inc.	7,439	211,119
Sandy Spring Bancorp, Inc.	6,301	165,275
Seacoast Banking Corp. of Florida (I)	4,891	69,795
Sierra Bancorp	3,048	50,902
Simmons First National Corp., Class A	4,056	184,426
South State Corp.	6,013	411,229
Southside Bancshares, Inc. (L)	5,973	171,365
Southwest Bancorp, Inc.	4,970	88,416
Square 1 Financial, Inc., Class A (I)	1,736	46,473
State Bank Financial Corp.	9,632	202,272
Sterling Bancorp	20,893	280,175
Stock Yards Bancorp, Inc.	3,669	126,324
Stonegate Bank	2,501	75,505
Suffolk Bancorp	2,910	69,142
Susquehanna Bancshares, Inc.	46,016	630,879
Talmer Bancorp, Inc., Class A	4,591	70,311
Texas Capital Bancshares, Inc. (I)	11,341	551,740
The Bancorp, Inc. (I)	9,223	83,284
The First of Long Island Corp.	3,030	77,265
Tompkins Financial Corp.	3,716	200,107
Towne Bank (L)	10,786	173,439
TriCo Bancshares	6,386	154,094
TriState Capital Holdings, Inc. (I)	6,271	65,657
Trustmark Corp.	16,674	404,845
UMB Financial Corp.	9,308	492,300
Umpqua Holdings Corp.	40,782	700,635
Union Bankshares Corp.	11,606	257,769
United Bankshares, Inc.	16,898	635,027
United Community Banks, Inc.	12,415	234,395
Univest Corp. of Pennsylvania	4,082	80,783
Valley National Bancorp	53,816	508,023
Washington Trust Bancorp, Inc.	3,644	139,164
Webster Financial Corp.	21,973	814,100
WesBanco, Inc.	6,814	222,000
West Bancorp, Inc.	3,996	79,480
WestAmerica Bancorp. (L)	6,593	284,884
Western Alliance Bancorp (I)	18,583	550,800
Wilshire Bancorp, Inc.	17,822	177,685
Wintrust Financial Corp.	11,433	545,125
Yadkin Financial Corp. (I)	5,099	103,510
		34,216,326
Capital markets - 1.5%
Arlington Asset Investment Corp., Class A (L)	5,579	134,231
BGC Partners, Inc., Class A	43,163	407,890
Calamos Asset Management, Inc., Class A	4,882	65,663
Cohen & Steers, Inc. (L)	4,845	198,403
Cowen Group, Inc., Class A (I)	30,378	157,966
Diamond Hill Investment Group, Inc.	712	113,920
Evercore Partners, Inc., Class A	8,212	424,232
FBR & Company (I)	2,181	50,403
Financial Engines, Inc. (L)	12,791	535,048
FXCM, Inc., Class A (L)	11,304	24,078
GAMCO Investors, Inc., Class A	1,602	125,773
GFI Group, Inc.	19,189	113,791
Greenhill & Company, Inc.	7,093	281,237
HFF, Inc., Class A	8,099	304,036
INTL. FCStone, Inc. (I)	4,919	146,242
Investment Technology Group, Inc. (I)	9,119	276,397

The accompanying notes are an integral part of the financial statements.	188

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Janus Capital Group, Inc.	36,719	$631,200
KCG Holdings, Inc., Class A (I)	11,312	138,685
Ladenburg Thalmann
Financial Services, Inc. (I)	26,076	100,653
Manning & Napier, Inc.	4,192	54,538
Moelis & Company, Class A	1,877	56,535
OM Asset Management PLC	6,429	119,837
Oppenheimer Holdings, Inc., Class A	3,237	75,940
Piper Jaffray Companies (I)	4,002	209,945
Safeguard Scientifics, Inc. (I)	5,543	100,217
Stifel Financial Corp. (I)	16,126	899,025
Virtus Investment Partners, Inc.	1,777	232,378
Walter Investment Management Corp. (I)(L)	9,447	152,569
Westwood Holdings Group, Inc.	1,837	110,771
WisdomTree Investments, Inc.	26,721	573,433
		6,815,036
Consumer finance - 0.6%
Cash America International, Inc.	7,054	164,358
Consumer Portfolio Services, Inc. (I)	6,417	44,855
Credit Acceptance Corp. (I)	1,574	306,930
Encore Capital Group, Inc. (I)	6,443	267,964
Enova International, Inc. (I)	6,454	127,079
Ezcorp, Inc., Class A (I)	12,798	116,846
First Cash Financial Services, Inc. (I)	7,260	337,735
Green Dot Corp., Class A (I)	7,722	122,934
Nelnet, Inc., Class A	5,099	241,285
Nicholas Financial, Inc. (I)	2,713	38,009
PRA Group, Inc. (I)	12,417	674,491
Regional Management Corp. (I)	3,181	46,952
Springleaf Holdings, Inc. (I)	6,132	317,454
World Acceptance Corp. (I)(L)	1,974	143,944
		2,950,836
Diversified financial services - 0.3%
Gain Capital Holdings, Inc.	6,479	63,300
MarketAxess Holdings, Inc.	9,352	775,281
Marlin Business Services Corp.	2,101	42,083
NewStar Financial, Inc. (I)	6,520	76,480
PHH Corp. (I)	12,645	305,630
PICO Holdings, Inc. (I)	6,112	99,076
		1,361,850
Insurance - 2.4%
Ambac Financial Group, Inc. (I)	11,188	270,750
American Equity Investment Life
Holding Company	18,438	537,099
AMERISAFE, Inc.	4,677	216,311
AmTrust Financial Services, Inc. (L)	7,455	424,823
Argo Group International Holdings, Ltd.	7,174	359,776
Atlas Financial Holdings, Inc. (I)	3,351	59,212
Baldwin & Lyons, Inc., Class B	2,350	55,131
Citizens, Inc. (I)(L)	11,097	68,358
CNO Financial Group, Inc.	50,386	867,647
Crawford & Company, Class B	6,810	58,838
eHealth, Inc. (I)(L)	4,225	39,631
Employers Holdings, Inc.	7,804	210,630
Enstar Group, Ltd. (I)	2,075	294,360
FBL Financial Group, Inc., Class A	2,419	150,002
Federated National Holding Company	3,463	105,968
Fidelity & Guaranty Life	2,825	59,890
First American Financial Corp.	26,160	933,389
Global Indemnity PLC (I)	2,065	57,304
Greenlight Capital Re, Ltd., Class A (I)	7,106	225,971
Hallmark Financial Services, Inc. (I)	3,573	37,874
HCI Group, Inc.	2,350	107,795
Heritage Insurance Holdings, Inc. (I)	1,741	38,319
Horace Mann Educators Corp.	10,206	349,045
Infinity Property & Casualty Corp.	2,887	236,878
Kansas City Life Insurance Company	960	44,093
Kemper Corp.	11,533	449,326
Maiden Holdings, Ltd.	12,393	183,788
Meadowbrook Insurance Group, Inc.	13,515	114,878
Montpelier Re Holdings, Ltd.	8,956	344,269
National General Holdings Corp.	8,730	163,251
National Interstate Corp.	1,779	49,954
National Western Life Insurance
Company, Class A	561	142,662
OneBeacon Insurance Group, Ltd., Class A	5,664	86,149
Primerica, Inc.	13,552	689,797
RenaissanceRe Holdings, Ltd.	1,786	178,118
RLI Corp.	10,782	565,085
Safety Insurance Group, Inc.	3,249	194,128
Selective Insurance Group, Inc.	14,118	410,128
State Auto Financial Corp.	3,697	89,800
State National Companies, Inc.	7,571	75,331
Stewart Information Services Corp.	5,276	214,417
Symetra Financial Corp.	18,892	443,206
The Navigators Group, Inc. (I)	2,577	200,594
The Phoenix Companies, Inc. (I)	1,521	76,035
Third Point Reinsurance, Ltd. (I)	14,171	200,520
United Fire Group, Inc.	5,183	164,664
United Insurance Holdings Corp.	4,175	93,938
Universal Insurance Holdings, Inc.	7,898	202,110
		11,141,242
Real estate investment trusts - 8.7%
Acadia Realty Trust	16,754	584,380
AG Mortgage Investment Trust, Inc.	7,097	133,707
Agree Realty Corp.	5,061	166,861
Alexander’s, Inc.	523	238,791
Altisource Residential Corp., Class B	14,324	298,799
American Assets Trust, Inc.	8,985	388,871
American Capital Mortgage Investment Corp.	12,802	229,924
American Residential Properties, Inc. (I)	8,035	144,550
Anworth Mortgage Asset Corp.	30,207	153,754
Apollo Commercial Real Estate Finance, Inc.	11,264	193,516
Apollo Residential Mortgage, Inc.	8,107	129,307
Ares Commercial Real Estate Corp.	11,674	128,998
Armada Hoffler Properties, Inc.	10,842	115,576
ARMOUR Residential REIT, Inc.	88,187	279,553
Ashford Hospitality Prime, Inc.	7,689	128,945
Ashford Hospitality Trust, Inc.	17,552	168,850
Associated Estates Realty Corp.	14,409	355,614
Aviv REIT, Inc.	4,926	179,799
Campus Crest Communities, Inc.	16,117	115,398
Capstead Mortgage Corp.	22,469	264,460
CareTrust REIT, Inc.	7,445	100,954
CatchMark Timber Trust, Inc., Class A	6,225	72,957
Cedar Realty Trust, Inc.	23,860	178,711
Chambers Street Properties	58,607	461,823
Chatham Lodging Trust	9,591	282,071
Chesapeake Lodging Trust	13,633	461,204
Colony Financial, Inc.	26,145	677,678
CorEnergy Infrastructure Trust, Inc.	14,422	99,944
CoreSite Realty Corp.	5,325	259,221
Cousins Properties, Inc.	54,269	575,251
CubeSmart	39,793	961,001

The accompanying notes are an integral part of the financial statements.	189

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate investment trusts (continued)
CyrusOne, Inc.	8,082	$251,512
CYS Investments, Inc.	39,164	348,951
DCT Industrial Trust, Inc.	19,647	680,965
DiamondRock Hospitality Company	47,945	677,463
DuPont Fabros Technology, Inc.	15,305	500,167
Dynex Capital, Inc.	13,856	117,360
EastGroup Properties, Inc.	7,839	471,437
Education Realty Trust, Inc.	11,457	405,349
Empire State Realty Trust, Inc., Class A	22,974	432,141
EPR Properties	13,719	823,552
Equity One, Inc.	14,863	396,693
Excel Trust, Inc.	15,322	214,814
FelCor Lodging Trust, Inc.	31,210	358,603
First Industrial Realty Trust, Inc.	27,616	591,811
First Potomac Realty Trust	14,823	176,245
Franklin Street Properties Corp.	22,554	289,142
Getty Realty Corp.	6,411	116,680
Gladstone Commercial Corp.	8,586	159,785
Government Properties Income Trust	16,723	382,121
Gramercy Property Trust, Inc.	11,679	327,830
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.	7,519	137,447
Hatteras Financial Corp.	22,747	413,086
Healthcare Realty Trust, Inc.	23,385	649,635
Hersha Hospitality Trust	50,293	325,396
Highwoods Properties, Inc.	21,619	989,718
Hudson Pacific Properties, Inc.	16,166	536,550
Inland Real Estate Corp.	21,808	233,128
Invesco Mortgage Capital, Inc.	30,093	467,344
Investors Real Estate Trust	28,035	210,263
iStar Financial, Inc. (I)	21,277	276,601
Kite Realty Group Trust	7,863	221,501
LaSalle Hotel Properties	27,261	1,059,362
Lexington Realty Trust	50,624	497,634
LTC Properties, Inc.	8,775	403,650
Mack-Cali Realty Corp.	21,866	421,576
Medical Properties Trust, Inc.	50,449	743,618
Monmouth Real Estate
Investment Corp., Class A	13,999	155,529
National Health Investors, Inc.	9,175	651,517
New Residential Investment Corp.	34,991	525,915
New York Mortgage Trust, Inc.	27,249	211,452
New York REIT, Inc.	40,684	426,368
Owens Realty Mortgage, Inc.	2,710	40,596
Parkway Properties, Inc.	19,842	344,259
Pebblebrook Hotel Trust	17,609	820,051
Pennsylvania Real Estate Investment Trust	17,239	400,462
PennyMac Mortgage Investment Trust	17,806	379,090
Physicians Realty Trust	17,535	308,791
Potlatch Corp.	10,163	406,927
PS Business Parks, Inc.	4,876	404,903
QTS Realty Trust, Inc., Class A	3,046	110,905
RAIT Financial Trust	20,641	141,597
Ramco-Gershenson Properties Trust	19,336	359,650
Redwood Trust, Inc.	20,516	366,621
Resource Capital Corp.	32,681	148,372
Retail Opportunity Investments Corp.	22,577	413,159
Rexford Industrial Realty, Inc.	11,243	177,752
RLJ Lodging Trust	31,578	988,707
Rouse Properties, Inc.	9,332	176,935
Ryman Hospitality Properties	10,571	643,880
Sabra Health Care REIT, Inc.	14,736	488,498
Saul Centers, Inc.	2,767	158,272
Select Income REIT	9,209	230,133
Silver Bay Realty Trust Corp.	9,544	154,231
Sovran Self Storage, Inc.	7,992	750,768
STAG Industrial, Inc.	14,280	335,866
Starwood Waypoint Residential Trust (L)	9,847	254,545
Store Capital Corp.	7,916	184,839
Strategic Hotels & Resorts, Inc. (I)	66,119	821,859
Summit Hotel Properties, Inc.	21,012	295,639
Sun Communities, Inc.	11,708	781,158
Sunstone Hotel Investors, Inc.	50,350	839,335
Terreno Realty Corp.	11,234	256,135
The Geo Group, Inc.	17,764	776,997
Trade Street Residential, Inc. (L)	4,677	33,487
Universal Health Realty Income Trust	3,034	170,663
Urstadt Biddle Properties, Inc., Class A	7,721	178,046
Washington Real Estate Investment Trust	16,427	453,878
Western Asset Mortgage Capital Corp.	10,457	157,692
Whitestone REIT	6,823	108,349
		39,873,426
Real estate management and development - 0.4%
Alexander & Baldwin, Inc.	12,219	527,616
Altisource Asset Management Corp. (I)(L)	354	65,536
Altisource Portfolio Solutions SA (I)(L)	3,324	42,780
AV Homes, Inc. (I)	3,741	59,706
Consolidated-Tomoka Land Company	1,087	64,850
Forestar Group, Inc. (I)	8,712	137,388
FRP Holdings, Inc. (I)	1,668	60,715
Kennedy-Wilson Holdings, Inc.	17,996	470,415
Marcus & Millichap, Inc. (I)	2,008	75,260
RE/MAX Holdings, Inc., Class A	2,738	90,929
Tejon Ranch Company (I)	3,367	89,057
The St. Joe Company (I)	15,839	293,972
		1,978,224
Thrifts and mortgage finance - 1.7%
Astoria Financial Corp.	21,712	281,170
Bank Mutual Corp.	11,690	85,571
BankFinancial Corp.	4,682	61,521
BBX Capital Corp., Class A (I)	2,258	41,999
Beneficial Bancorp, Inc. (I)	8,080	91,223
Berkshire Hills Bancorp, Inc.	6,244	172,959
BofI Holding, Inc. (I)	3,559	331,129
Brookline Bancorp, Inc.	17,471	175,584
Capitol Federal Financial, Inc.	34,980	437,250
Charter Financial Corp.	4,873	56,040
Clifton Bancorp, Inc.	6,645	93,761
Dime Community Bancshares, Inc.	8,208	132,149
Essent Group, Ltd. (I)	10,882	260,189
EverBank Financial Corp.	22,311	402,267
Federal Agricultural Mortgage Corp., Class C	2,615	73,717
First Defiance Financial Corp.	2,427	79,654
Flagstar Bancorp, Inc. (I)	5,475	79,442
Fox Chase Bancorp, Inc.	3,054	51,399
Home Loan Servicing Solutions, Ltd. (L)	17,798	294,379
HomeStreet, Inc. (I)	3,995	73,188
Kearny Financial Corp. (I)	3,653	49,608
Ladder Capital Corp., Class A (I)	4,089	75,687
LendingTree, Inc. (I)	1,606	89,952
Meridian Bancorp, Inc. (I)	5,230	68,879
Meta Financial Group, Inc.	1,538	61,105
MGIC Investment Corp. (I)	83,775	806,753
NMI Holdings, Inc., Class A (I)	13,455	100,778
Northfield Bancorp, Inc.	13,932	206,472

The accompanying notes are an integral part of the financial statements.	190

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Thrifts and mortgage finance (continued)
Northwest Bancshares, Inc.	23,569	$279,293
OceanFirst Financial Corp.	3,364	58,096
Oritani Financial Corp.	11,346	165,084
PennyMac Financial Services, Inc. (I)	3,376	57,291
Provident Financial Services, Inc.	15,206	283,592
Radian Group, Inc.	47,200	792,488
Stonegate Mortgage Corp. (I)(L)	4,005	43,334
Territorial Bancorp, Inc.	2,196	52,177
TrustCo Bank Corp.	23,195	159,582
United Community Financial Corp.	12,696	69,320
United Financial Bancorp, Inc.	13,343	165,853
Walker & Dunlop, Inc. (I)	4,653	82,498
Washington Federal, Inc.	24,659	537,690
Waterstone Financial, Inc.	8,688	111,554
WSFS Financial Corp.	2,234	168,957
		7,760,634
		106,097,574
Health care - 15.1%
Biotechnology - 6.0%
ACADIA Pharmaceuticals, Inc. (I)(L)	19,531	636,515
Acceleron Pharma, Inc. (I)	4,059	154,486
Achillion Pharmaceuticals, Inc. (I)	24,131	237,932
Acorda Therapeutics, Inc. (I)	10,439	347,410
Actinium Pharmaceuticals, Inc. (I)(L)	5,583	13,790
Aegerion Pharmaceuticals, Inc. (I)(L)	7,576	198,264
Agenus, Inc. (I)	16,436	84,317
Agios Pharmaceuticals, Inc. (I)	3,608	340,234
Alder Biopharmaceuticals, Inc. (I)	2,585	74,603
AMAG Pharmaceuticals, Inc. (I)	5,397	295,000
Anacor Pharmaceuticals, Inc. (I)	8,254	477,494
Arena Pharmaceuticals, Inc. (I)	60,224	263,179
ARIAD Pharmaceuticals, Inc. (I)(L)	41,067	338,392
Array BioPharma, Inc. (I)(L)	31,543	232,472
Arrowhead Research Corp. (I)(L)	14,428	97,605
Auspex Pharmaceuticals, Inc. (I)	2,533	253,984
Avalanche Biotechnologies, Inc. (I)	1,971	79,865
BioCryst Pharmaceuticals, Inc. (I)(L)	17,938	161,980
BioTime, Inc. (I)(L)	15,120	75,146
Bluebird Bio, Inc. (I)	6,103	737,059
Calithera Biosciences, Inc. (I)	2,263	37,158
Celldex Therapeutics, Inc. (I)	22,180	618,157
Cepheid, Inc. (I)	17,234	980,615
ChemoCentryx, Inc. (I)	7,407	55,923
Chimerix, Inc. (I)	7,501	282,713
Clovis Oncology, Inc. (I)	6,121	454,362
Coherus Biosciences, Inc. (I)	1,794	54,861
CTI BioPharma Corp. (I)	36,416	65,913
Cytokinetics, Inc. (I)	9,342	63,339
CytRx Corp. (I)(L)	16,259	54,793
Durata Therapeutics, Inc. (I)	3,858	7,060
Dyax Corp. (I)	33,869	567,475
Dynavax Technologies Corp. (I)(L)	6,895	154,655
Emergent Biosolutions, Inc. (I)	7,161	205,950
Enanta Pharmaceuticals, Inc. (I)(L)	2,611	79,949
Epizyme, Inc. (I)	3,263	61,279
Esperion Therapeutics, Inc. (I)	1,484	137,418
Exact Sciences Corp. (I)(L)	21,973	483,845
Exelixis, Inc. (I)(L)	51,002	131,075
FibroGen, Inc. (I)	2,396	75,186
Five Prime Therapeutics, Inc. (I)	5,151	117,700
Foundation Medicine, Inc. (I)(L)	3,483	167,567
Galena Biopharma, Inc. (I)(L)	35,316	49,089
Genomic Health, Inc. (I)	4,134	126,294
Geron Corp. (I)(L)	40,858	154,035
Halozyme Therapeutics, Inc. (I)	25,773	368,038
Heron Therapeutics, Inc. (I)	6,454	93,906
Hyperion Therapeutics, Inc. (I)	3,688	169,279
Idera Pharmaceuticals, Inc. (I)(L)	15,875	58,896
Immune Design Corp. (I)	1,701	35,908
ImmunoGen, Inc. (I)(L)	21,330	190,904
Immunomedics, Inc. (I)(L)	22,813	87,374
Infinity Pharmaceuticals, Inc. (I)	11,878	166,054
Inovio Pharmaceuticals, Inc. (I)(L)	15,569	127,043
Insmed, Inc. (I)	12,149	252,699
Insys Therapeutics, Inc. (I)(L)	2,461	143,058
Intrexon Corp. (I)(L)	9,365	424,890
Ironwood Pharmaceuticals, Inc. (I)	29,681	474,896
Isis Pharmaceuticals, Inc. (I)	29,088	1,852,033
Karyopharm Therapeutics, Inc. (I)	3,805	116,471
Keryx Biopharmaceuticals, Inc. (I)(L)	25,256	321,509
Kite Pharma, Inc. (I)	2,340	134,971
Kythera Biopharmaceuticals, Inc. (I)	4,398	220,560
Lexicon Pharmaceuticals, Inc. (I)(L)	66,863	63,139
Ligand Pharmaceuticals, Inc. (I)	4,926	379,844
MacroGenics, Inc. (I)	5,066	158,920
MannKind Corp. (I)(L)	56,552	294,070
Merrimack Pharmaceuticals, Inc. (I)(L)	24,477	290,787
MiMedx Group, Inc. (I)(L)	23,085	240,084
Mirati Therapeutics, Inc. (I)(L)	2,159	63,302
Momenta Pharmaceuticals, Inc. (I)	12,143	184,574
NanoViricides, Inc. (I)	13,459	30,283
Navidea Biopharmaceuticals, Inc. (I)(L)	42,099	66,937
Neuralstem, Inc. (I)(L)	19,960	37,924
Neurocrine Biosciences, Inc. (I)	18,785	745,952
NewLink Genetics Corp. (I)	4,866	266,219
Northwest Biotherapeutics, Inc. (I)(L)	11,146	82,146
Novavax, Inc. (I)	59,670	493,471
Ohr Pharmaceutical, Inc. (I)(L)	6,421	16,309
OncoMed Pharmaceuticals, Inc. (I)	3,257	83,965
Oncothyreon, Inc. (I)	24,241	39,513
Ophthotech Corp. (I)	3,477	161,785
OPKO Health, Inc. (I)(L)	48,788	691,326
Orexigen Therapeutics, Inc. (I)(L)	30,718	240,522
Organovo Holdings, Inc. (I)(L)	16,285	57,649
Osiris Therapeutics, Inc. (I)(L)	5,240	92,119
Otonomy, Inc. (I)	1,974	69,801
OvaScience, Inc. (I)(L)	4,261	147,985
PDL BioPharma, Inc. (L)	39,594	278,544
Peregrine Pharmaceuticals, Inc. (I)(L)	51,190	69,107
Portola Pharmaceuticals, Inc. (I)	10,593	402,110
Progenics Pharmaceuticals, Inc. (I)	17,323	103,592
Prothena Corp. PLC (I)	6,909	263,509
PTC Therapeutics, Inc. (I)	6,067	369,177
Puma Biotechnology, Inc. (I)	5,741	1,355,508
Radius Health, Inc. (I)	2,215	91,169
Raptor Pharmaceutical Corp. (I)(L)	16,314	177,333
Receptos, Inc. (I)	5,429	895,188
Regulus Therapeutics, Inc. (I)(L)	3,912	66,269
Repligen Corp. (I)	7,864	238,751
Retrophin, Inc. (I)	5,671	135,877
Rigel Pharmaceuticals, Inc. (I)	25,566	91,271
Sage Therapeutics, Inc. (I)(L)	1,491	74,893
Sangamo BioSciences, Inc. (I)	17,223	270,057
Sarepta Therapeutics, Inc. (I)(L)	10,473	139,081
Spectrum Pharmaceuticals, Inc. (I)(L)	17,355	105,345

The accompanying notes are an integral part of the financial statements.	191

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Stemline Therapeutics, Inc. (I)	4,072	$58,922
Sunesis Pharmaceuticals, Inc. (I)	14,821	36,311
Synageva BioPharma Corp. (I)(L)	5,753	561,090
Synergy Pharmaceuticals, Inc. (I)(L)	25,895	119,635
Synta Pharmaceuticals Corp. (I)(L)	20,115	39,023
TESARO, Inc. (I)(L)	4,958	284,589
TG Therapeutics, Inc. (I)	7,001	108,375
Threshold Pharmaceuticals, Inc. (I)	14,643	59,451
Ultragenyx Pharmaceutical, Inc. (I)	1,758	109,154
Vanda Pharmaceuticals, Inc. (I)(L)	10,153	94,423
Verastem, Inc. (I)	7,919	80,536
Versartis, Inc. (I)	2,321	42,637
Vital Therapies, Inc. (I)(L)	1,617	40,441
Xencor, Inc. (I)	3,924	60,116
XOMA Corp. (I)(L)	22,401	81,540
Zafgen, Inc. (I)	2,052	81,280
ZIOPHARM Oncology, Inc. (I)(L)	20,314	218,782
		27,726,339
Health care equipment and supplies - 3.5%
Abaxis, Inc.	5,564	356,708
ABIOMED, Inc. (I)	9,889	707,855
Accuray, Inc. (I)(L)	19,769	183,852
Analogic Corp.	3,116	283,244
AngioDynamics, Inc. (I)	6,122	108,910
Anika Therapeutics, Inc. (I)	3,617	148,912
Antares Pharma, Inc. (I)(L)	32,192	87,240
AtriCure, Inc. (I)	7,001	143,450
Atrion Corp.	385	133,021
Cantel Medical Corp.	8,503	403,893
Cardiovascular Systems, Inc. (I)	6,868	268,127
Cerus Corp. (I)(L)	23,074	96,219
CONMED Corp.	6,726	339,596
CryoLife, Inc.	7,369	76,417
Cyberonics, Inc. (I)(L)	6,650	431,718
Cynosure, Inc., Class A (I)	5,653	173,378
Derma Sciences, Inc. (I)	6,875	58,231
DexCom, Inc. (I)	18,522	1,154,661
Endologix, Inc. (I)	16,159	275,834
Exactech, Inc. (I)	2,738	70,175
GenMark Diagnostics, Inc. (I)	10,867	141,054
Globus Medical, Inc., Class A (I)	16,312	411,715
Greatbatch, Inc. (I)	6,163	356,530
Haemonetics Corp. (I)	12,868	578,031
HeartWare International, Inc. (I)	4,259	373,812
ICU Medical, Inc. (I)	3,363	313,230
Insulet Corp. (I)	13,755	458,729
Integra LifeSciences Holdings Corp. (I)	6,259	385,867
Invacare Corp.	8,264	160,404
K2M Group Holdings, Inc. (I)	2,216	48,863
LDR Holding Corp. (I)	4,227	154,877
Masimo Corp. (I)	11,215	369,871
Meridian Bioscience, Inc.	10,540	201,103
Merit Medical Systems, Inc. (I)	10,786	207,631
Natus Medical, Inc. (I)	7,936	313,234
Neogen Corp. (I)	9,096	425,056
Nevro Corp. (I)	2,027	97,154
NuVasive, Inc. (I)	11,522	529,897
NxStage Medical, Inc. (I)	15,334	265,278
Ocular Therapeutix, Inc. (I)(L)	1,556	65,329
OraSure Technologies, Inc. (I)	14,424	94,333
Orthofix International NV (I)	4,593	164,843
Oxford Immunotec Global PLC (I)	3,994	56,236
Quidel Corp. (I)	7,193	194,067
Rockwell Medical, Inc. (I)(L)	12,139	132,679
RTI Surgical, Inc. (I)	15,917	78,630
Spectranetics Corp. (I)(L)	10,245	356,116
STAAR Surgical Company (I)(L)	10,182	75,652
STERIS Corp.	14,519	1,020,250
SurModics, Inc. (I)	3,929	102,272
Thoratec Corp. (I)	14,049	588,513
Tornier NV (I)	8,824	231,365
Unilife Corp. (I)(L)	28,278	113,395
Utah Medical Products, Inc.	1,396	83,565
Vascular Solutions, Inc. (I)	4,290	130,073
West Pharmaceutical Services, Inc.	17,490	1,053,073
Wright Medical Group, Inc. (I)	12,515	322,887
Zeltiq Aesthetics, Inc. (I)	7,222	222,654
		16,379,709
Health care providers and services - 2.6%
AAC Holdings, Inc. (I)(L)	1,607	49,142
Acadia Healthcare Company, Inc. (I)	10,656	762,970
Aceto Corp.	7,297	160,534
Addus HomeCare Corp. (I)	1,777	40,907
Adeptus Health, Inc., Class A (I)(L)	1,538	77,238
Air Methods Corp. (I)	9,722	452,948
Almost Family, Inc. (I)	2,277	101,805
Amedisys, Inc. (I)	6,802	182,158
AMN Healthcare Services, Inc. (I)	11,529	265,974
Amsurg Corp. (I)	10,454	643,130
Bio-Reference Labs, Inc. (I)	6,205	218,664
BioScrip, Inc. (I)(L)	18,067	80,037
BioTelemetry, Inc. (I)	7,380	65,313
Capital Senior Living Corp. (I)	7,298	189,310
Chemed Corp.	4,266	509,360
Civitas Solutions, Inc. (I)	3,298	69,060
CorVel Corp. (I)	2,769	95,281
Cross Country Healthcare, Inc. (I)	7,811	92,638
ExamWorks Group, Inc. (I)	8,590	357,516
Five Star Quality Care, Inc. (I)	12,217	54,243
Genesis Healthcare, Inc. (I)	6,832	48,644
Hanger, Inc. (I)	8,897	201,873
HealthEquity, Inc. (I)	2,751	68,747
HealthSouth Corp.	21,838	968,734
Healthways, Inc. (I)	7,926	156,142
IPC Healthcare, Inc. (I)	4,261	198,733
Kindred Healthcare, Inc.	19,422	462,049
Landauer, Inc.	2,526	88,764
LHC Group, Inc. (I)	3,104	102,525
Magellan Health, Inc. (I)	6,839	484,338
Molina Healthcare, Inc. (I)	7,417	499,090
National Healthcare Corp.	2,551	162,524
National Research Corp., Class A	2,493	35,899
Owens & Minor, Inc.	15,309	518,057
PharMerica Corp. (I)	7,497	211,340
RadNet, Inc. (I)	8,203	68,905
Select Medical Holdings Corp.	19,748	292,863
Surgical Care Affiliates, Inc. (I)	3,142	107,865
Team Health Holdings, Inc. (I)	17,428	1,019,712
The Ensign Group, Inc.	5,018	235,143
The Providence Service Corp. (I)	2,874	152,667
Triple-S Management Corp., Class B (I)	6,220	123,654
Universal American Corp. (I)	10,675	114,009
US Physical Therapy, Inc.	3,067	145,683
WellCare Health Plans, Inc. (I)	10,816	989,231
		11,925,419

The accompanying notes are an integral part of the financial statements.	192

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care technology - 0.5%
Castlight Health, Inc., B Shares (I)(L)	3,764	$29,209
Computer Programs & Systems, Inc. (L)	2,796	151,711
HealthStream, Inc. (I)	5,183	130,612
HMS Holdings Corp. (I)	21,977	339,545
MedAssets, Inc. (I)	15,324	288,398
Medidata Solutions, Inc. (I)	13,453	659,735
Merge Healthcare, Inc. (I)	19,999	89,396
Omnicell, Inc. (I)	9,174	322,007
Quality Systems, Inc.	12,231	195,451
Vocera Communications, Inc. (I)	6,646	65,928
		2,271,992
Life sciences tools and services - 0.6%
Accelerate Diagnostics, Inc. (I)(L)	5,707	128,408
Affymetrix, Inc. (I)	18,072	226,984
Albany Molecular Research, Inc. (I)(L)	5,946	104,650
Cambrex Corp. (I)	7,747	307,014
Enzo Biochem, Inc. (I)	10,365	30,577
Fluidigm Corp. (I)	7,003	294,826
Luminex Corp. (I)	9,472	151,552
NanoString Technologies, Inc. (I)	3,286	33,484
Pacific Biosciences of California, Inc. (I)(L)	14,840	86,666
PAREXEL International Corp. (I)	14,089	972,000
PRA Health Sciences, Inc. (I)	4,940	142,470
Sequenom, Inc. (I)(L)	31,249	123,434
		2,602,065
Pharmaceuticals - 1.9%
AcelRx Pharmaceuticals, Inc. (I)(L)	7,417	28,630
Aerie Pharmaceuticals, Inc. (I)	2,578	80,795
Akorn, Inc. (I)	15,405	731,892
Alimera Sciences, Inc. (I)	8,089	40,526
Ampio Pharmaceuticals, Inc. (I)(L)	11,094	83,538
ANI Pharmaceuticals, Inc. (I)(L)	1,697	106,147
Aratana Therapeutics, Inc. (I)	7,356	117,770
Bio-Path Holdings, Inc. (I)	17,710	31,878
BioDelivery Sciences International, Inc. (I)	10,599	111,290
Catalent, Inc. (I)	12,102	376,977
Cempra, Inc. (I)	7,462	256,021
Chelsea Therapeutics International, Ltd. (I)	21,039	1,683
Corcept Therapeutics, Inc. (I)	16,674	93,374
Depomed, Inc. (I)	14,533	325,685
Endocyte, Inc. (I)(L)	10,576	66,206
Furiex Pharmaceuticals, Inc. (I)	1,752	14,261
Horizon Pharma, Inc. (I)	16,207	420,896
IGI Laboratories, Inc. (I)(L)	8,263	67,426
Impax Laboratories, Inc. (I)	17,421	816,522
Intra-Cellular Therapies, Inc. (I)	4,159	99,317
Lannett Company, Inc. (I)	6,444	436,323
Nektar Therapeutics (I)	31,827	350,097
Omeros Corp. (I)(L)	8,377	184,545
Pacira Pharmaceuticals, Inc. (I)	8,834	784,901
Pernix Therapeutics Holdings (I)	8,582	91,742
Phibro Animal Health Corp., Class A	3,673	130,061
POZEN, Inc. (I)	7,367	56,873
Prestige Brands Holdings, Inc. (I)	12,986	556,970
Relypsa, Inc. (I)	4,144	149,474
Repros Therapeutics, Inc. (I)	6,134	52,691
Revance Therapeutics, Inc. (I)	2,523	52,302
Sagent Pharmaceuticals, Inc. (I)	5,525	128,456
SciClone Pharmaceuticals, Inc. (I)	13,385	118,591
Sucampo Pharmaceuticals, Inc., Class A (I)(L)	4,427	68,884
Supernus Pharmaceuticals, Inc. (I)	7,748	93,673
Tetraphase Pharmaceuticals, Inc. (I)	6,469	237,024
The Medicines Company (I)	16,295	456,586
TherapeuticsMD, Inc. (I)	28,104	170,029
Theravance Biopharma, Inc. (I)	6,195	107,483
Theravance, Inc. (L)	20,645	324,539
Trius Therapeutics, Inc. (I)(L)	10,401	1,144
VIVUS, Inc. (I)(L)	25,292	62,218
XenoPort, Inc. (I)	14,662	104,393
Zogenix, Inc. (I)(L)	38,294	52,463
ZS Pharma, Inc. (I)	1,685	70,905
		8,713,201
		69,618,725
Industrials - 13.4%
Aerospace and defense - 1.7%
AAR Corp.	9,778	300,185
Aerovironment, Inc. (I)	4,737	125,578
American Science & Engineering, Inc.	1,982	96,841
Astronics Corp. (I)	4,720	347,864
Cubic Corp.	5,170	267,651
Curtiss-Wright Corp.	11,828	874,562
DigitalGlobe, Inc. (I)	18,750	638,813
Ducommun, Inc. (I)	2,937	76,068
Engility Holdings, Inc.	4,429	133,047
Esterline Technologies Corp. (I)	7,835	896,481
GenCorp, Inc. (I)	14,884	345,160
HEICO Corp.	16,525	1,009,182
Kratos Defense & Security Solutions, Inc. (I)	13,216	73,084
Moog, Inc., Class A (I)	10,187	764,534
National Presto Industries, Inc.	1,232	78,096
Orbital ATK, Inc.	6,819	522,540
Sparton Corp. (I)	2,735	67,008
TASER International, Inc. (I)	13,487	325,172
Teledyne Technologies, Inc. (I)	9,238	985,972
The KEYW Holding Corp. (I)(L)	8,572	70,548
		7,998,386
Air freight and logistics - 0.5%
Air Transport Services Group, Inc. (I)	13,027	120,109
Atlas Air Worldwide Holdings, Inc. (I)	6,344	272,919
Echo Global Logistics, Inc. (I)	5,836	159,089
Forward Air Corp.	7,734	419,956
Hub Group, Inc., Class A (I)	9,216	362,097
Park-Ohio Holdings Corp.	2,230	117,454
UTi Worldwide, Inc. (I)	22,673	278,878
XPO Logistics, Inc. (I)	12,990	590,655
		2,321,157
Airlines - 0.6%
Allegiant Travel Company	3,386	651,094
Hawaiian Holdings, Inc. (I)	11,057	243,530
JetBlue Airways Corp. (I)	61,044	1,175,097
Republic Airways Holdings, Inc. (I)	12,497	171,834
SkyWest, Inc.	12,891	188,338
Virgin America, Inc. (I)	3,833	116,523
		2,546,416
Building products - 0.8%
AAON, Inc.	10,485	257,197
Advanced Drainage Systems, Inc.	3,913	117,155
American Woodmark Corp. (I)	3,083	168,733
Apogee Enterprises, Inc.	7,329	316,613
Builders FirstSource, Inc. (I)	12,375	82,541
Continental Building Products, Inc. (I)	2,898	65,466
Gibraltar Industries, Inc. (I)	8,019	131,592

The accompanying notes are an integral part of the financial statements.	193

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Building products (continued)
Griffon Corp.	9,869	$172,017
Insteel Industries, Inc.	4,571	98,871
Masonite International Corp. (I)	7,299	490,931
NCI Building Systems, Inc. (I)	7,013	121,185
Nortek, Inc. (I)	2,306	203,505
Patrick Industries, Inc. (I)	2,022	125,910
PGT, Inc. (I)	11,930	133,318
Ply Gem Holdings, Inc. (I)	5,693	74,009
Quanex Building Products Corp.	9,255	182,694
Simpson Manufacturing Company, Inc.	10,375	387,714
Trex Company, Inc. (I)	8,419	459,088
Universal Forest Products, Inc.	5,059	280,673
		3,869,212
Commercial services and supplies - 2.1%
ABM Industries, Inc.	13,939	444,097
ACCO Brands Corp. (I)	28,075	233,303
ARC Document Solutions, Inc. (I)	10,299	95,060
Brady Corp., Class A	11,982	338,971
Casella Waste Systems, Inc., Class A (I)	12,524	68,882
Ceco Environmental Corp. (L)	5,654	59,989
Civeo Corp.	23,534	59,776
Deluxe Corp.	12,323	853,737
Ennis, Inc.	6,372	89,973
G&K Services, Inc., Class A	4,999	362,577
Healthcare Services Group, Inc.	17,611	565,841
Herman Miller, Inc.	14,818	411,348
HNI Corp.	11,179	616,745
InnerWorkings, Inc. (I)	9,341	62,772
Interface, Inc.	16,654	346,070
Kimball International, Inc., Class B	9,213	96,552
Knoll, Inc.	12,251	287,041
Matthews International Corp., Class A	7,518	387,252
McGrath RentCorp.	6,346	208,847
Mobile Mini, Inc.	11,712	499,400
MSA Safety, Inc.	7,306	364,423
Multi-Color Corp.	3,109	215,547
Performant Financial Corp. (I)	8,674	29,492
Quad/Graphics, Inc.	6,783	155,873
SP Plus Corp. (I)	3,859	84,319
Steelcase, Inc., Class A	20,687	391,812
Team, Inc. (I)	5,014	195,446
Tetra Tech, Inc.	16,101	386,746
The Brink’s Company	12,148	335,649
UniFirst Corp.	3,580	421,330
United Stationers, Inc.	9,864	404,325
US Ecology, Inc.	5,426	271,137
Viad Corp.	5,156	143,440
West Corp.	9,523	321,211
		9,808,983
Construction and engineering - 0.7%
Aegion Corp. (I)	9,577	172,865
Ameresco, Inc., Class A (I)	6,057	44,822
Argan, Inc.	3,095	111,946
Comfort Systems USA, Inc.	9,391	197,587
Dycom Industries, Inc. (I)	8,502	415,238
EMCOR Group, Inc.	16,620	772,331
Furmanite Corp. (I)	10,590	83,555
Granite Construction, Inc.	9,792	344,091
Great Lakes Dredge & Dock Corp. (I)	14,615	87,836
Layne Christensen Company (I)(L)	6,039	30,255
MasTec, Inc. (I)	16,401	316,539
MYR Group, Inc. (I)	5,415	169,706
Northwest Pipe Company (I)	2,581	59,234
Orion Marine Group, Inc. (I)	7,398	65,546
Primoris Services Corp.	9,327	160,331
Tutor Perini Corp. (I)	9,334	217,949
		3,249,831
Electrical equipment - 1.0%
AZZ, Inc.	6,406	298,456
Capstone Turbine Corp. (I)(L)	96,117	62,476
Encore Wire Corp.	5,174	195,991
EnerSys	11,501	738,824
Enphase Energy, Inc. (I)(L)	4,585	60,476
Franklin Electric Company, Inc.	11,792	449,747
FuelCell Energy, Inc. (I)(L)	61,950	77,438
Generac Holdings, Inc. (I)(L)	16,862	821,011
General Cable Corp.	11,873	204,572
Global Power Equipment Group, Inc.	4,654	61,433
GrafTech International, Ltd. (I)	30,454	118,466
LSI Industries, Inc.	7,009	57,123
Plug Power, Inc. (I)(L)	42,180	109,246
Polypore International, Inc. (I)	11,118	654,850
Powell Industries, Inc.	2,366	79,900
Power Solutions International, Inc. (I)	1,102	70,848
PowerSecure International, Inc. (I)	5,592	73,591
Preformed Line Products Company	787	33,156
Thermon Group Holdings, Inc. (I)	8,057	193,932
Vicor Corp. (I)	4,121	62,639
		4,424,175
Industrial conglomerates - 0.0%
Raven Industries, Inc.	9,096	186,104
Machinery - 2.9%
Accuride Corp. (I)	11,100	51,726
Actuant Corp., Class A	15,212	361,133
Alamo Group, Inc.	1,840	116,159
Albany International Corp., Class A	6,929	275,428
Altra Industrial Motion Corp.	6,851	189,362
American Railcar Industries, Inc. (L)	2,346	116,667
Astec Industries, Inc.	4,729	202,780
Barnes Group, Inc.	13,417	543,254
Blount International, Inc. (I)	12,507	161,090
Briggs & Stratton Corp.	11,651	239,312
Chart Industries, Inc. (I)	7,639	267,938
CIRCOR International, Inc.	4,445	243,142
CLARCOR, Inc.	12,222	807,385
Columbus McKinnon Corp.	4,897	131,925
Commercial Vehicle Group, Inc. (I)	8,057	51,887
Douglas Dynamics, Inc.	5,445	124,364
Dynamic Materials Corp.	4,233	54,055
Energy Recovery, Inc. (I)(L)	11,287	29,233
EnPro Industries, Inc.	5,625	370,969
ESCO Technologies, Inc.	6,700	261,166
Federal Signal Corp.	15,797	249,435
FreightCar America, Inc.	3,027	95,139
Global Brass & Copper Holdings, Inc.	5,704	88,127
Graham Corp.	2,663	63,832
Harsco Corp.	20,243	349,394
Hillenbrand, Inc.	15,498	478,423
Hurco Companies, Inc.	1,752	57,693
Hyster-Yale Materials Handling, Inc.	2,570	188,355
John Bean Technologies Corp.	7,157	255,648
Kadant, Inc.	2,777	146,098
LB Foster Company, Class A	2,556	121,359
Lindsay Corp. (L)	3,011	229,589

The accompanying notes are an integral part of the financial statements.	194

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Lydall, Inc. (I)	4,275	$135,603
Manitex International, Inc. (I)(L)	3,576	34,794
Meritor, Inc. (I)	24,513	309,109
Miller Industries, Inc.	2,823	69,164
Mueller Industries, Inc.	14,085	508,891
Mueller Water Products, Inc., Class A	39,554	389,607
NN, Inc.	4,446	111,506
Proto Labs, Inc. (I)	5,586	391,020
RBC Bearings, Inc.	5,818	445,310
Rexnord Corp. (I)	18,599	496,407
Standex International Corp.	3,137	257,642
Sun Hydraulics Corp.	5,570	230,375
Tennant Company	4,596	300,441
The ExOne Company (I)(L)	2,794	38,138
The Gorman-Rupp Company	4,726	141,544
The Greenbrier Companies, Inc. (L)	6,800	394,400
Titan International, Inc. (L)	11,303	105,796
TriMas Corp. (I)	11,344	349,282
Wabash National Corp. (I)	17,331	244,367
Watts Water Technologies, Inc., Class A	6,951	382,514
Woodward, Inc.	16,418	837,482
Xerium Technologies, Inc. (I)	3,477	56,397
		13,151,856
Marine - 0.2%
Knightsbridge Shipping, Ltd. (L)	8,584	42,920
Matson, Inc.	10,612	447,402
Navios Maritime Holdings, Inc. (L)	20,706	86,551
Safe Bulkers, Inc. (L)	9,992	35,871
Scorpio Bulkers, Inc. (I)(L)	35,723	84,664
		697,408
Professional services - 1.4%
Acacia Research Corp.	12,655	135,409
Barrett Business Services, Inc.	1,933	82,810
CBIZ, Inc. (I)	11,955	111,540
CDI Corp.	3,531	49,611
CRA International, Inc. (I)	2,516	78,298
Exponent, Inc.	3,228	286,969
Franklin Covey Company (I)	2,786	53,658
FTI Consulting, Inc. (I)	10,095	378,159
GP Strategies Corp. (I)	3,464	128,168
Heidrick & Struggles International, Inc.	4,516	111,003
Huron Consulting Group, Inc. (I)	5,901	390,351
ICF International, Inc. (I)	5,046	206,129
Insperity, Inc.	5,685	297,269
Kelly Services, Inc., Class A	6,837	119,237
Kforce, Inc.	6,447	143,833
Korn/Ferry International	12,470	409,889
Mistras Group, Inc. (I)	4,063	78,253
Navigant Consulting, Inc. (I)	12,074	156,479
On Assignment, Inc. (I)	13,493	517,726
Paylocity Holding Corp. (I)	2,181	62,464
Pendrell Corp. (I)	41,472	53,914
Resources Connection, Inc.	9,660	169,050
RPX Corp. (I)	13,286	191,186
The Advisory Board Company (I)	10,424	555,391
The Corporate Executive Board Company	8,370	668,428
TriNet Group, Inc. (I)	3,831	134,966
TrueBlue, Inc. (I)	10,363	252,339
VSE Corp.	1,113	91,132
WageWorks, Inc. (I)	8,728	465,464
		6,379,125
Road and rail - 0.7%
ArcBest Corp.	6,520	247,043
Celadon Group, Inc.	5,241	142,660
Heartland Express, Inc.	13,345	317,077
Knight Transportation, Inc.	14,635	471,979
Marten Transport, Ltd.	6,069	140,801
P.A.M. Transportation Services, Inc. (I)	727	41,635
Patriot Transportation Holding, Inc. (I)	556	13,883
Quality Distribution, Inc. (I)	8,045	83,105
Roadrunner Transportation Systems, Inc. (I)	6,944	175,475
Saia, Inc. (I)	6,193	274,350
Swift Transportation Company (I)	20,908	544,026
Universal Truckload Services, Inc.	1,642	41,346
USA Truck, Inc. (I)	1,847	51,143
Werner Enterprises, Inc.	10,873	341,521
YRC Worldwide, Inc. (I)	7,855	141,076
		3,027,120
Trading companies and distributors - 0.8%
Aircastle, Ltd.	15,938	357,967
Applied Industrial Technologies, Inc.	10,301	467,047
Beacon Roofing Supply, Inc. (I)	12,354	386,680
CAI International, Inc. (I)	4,110	100,983
DXP Enterprises, Inc. (I)	3,226	142,234
H&E Equipment Services, Inc.	7,840	195,922
Houston Wire & Cable Company	4,441	43,211
Kaman Corp.	6,826	289,627
Rush Enterprises, Inc., Class A (I)	8,633	236,199
Stock Building Supply Holdings, Inc. (I)	4,105	74,136
TAL International Group, Inc. (I)	8,521	347,060
Textainer Group Holdings, Ltd. (L)	5,401	161,976
Titan Machinery, Inc. (I)(L)	4,849	64,734
Watsco, Inc.	6,248	785,374
		3,653,150
Transportation infrastructure - 0.0%
Wesco Aircraft Holdings, Inc. (I)	13,230	202,684
		61,515,607
Information technology - 17.4%
Communications equipment - 1.5%
ADTRAN, Inc.	14,141	264,012
Alliance Fiber Optic Products, Inc.	3,618	63,026
Applied Optoelectronics, Inc. (I)(L)	3,890	53,993
Aruba Networks, Inc. (I)	26,392	646,340
Bel Fuse, Inc., Class B	2,674	50,886
Black Box Corp.	3,937	82,401
CalAmp Corp. (I)	9,116	147,588
Calix, Inc. (I)	10,409	87,332
Ciena Corp. (I)	26,333	508,490
Clearfield, Inc. (I)(L)	3,252	48,195
Comtech Telecommunications Corp.	3,885	112,471
Digi International, Inc. (I)	7,209	71,946
Emulex Corp. (I)	18,025	143,659
Extreme Networks, Inc. (I)	25,715	81,259
Finisar Corp. (I)	25,572	545,706
Harmonic, Inc. (I)	22,429	166,199
Infinera Corp. (I)	30,533	600,584
InterDigital, Inc.	9,167	465,134
Ixia (I)	14,564	176,661
KVH Industries, Inc. (I)	3,977	60,132
NETGEAR, Inc. (I)	8,516	280,006
Numerex Corp., Class A (I)	3,669	41,827
Oclaro, Inc. (I)(L)	28,254	55,943
Plantronics, Inc.	10,433	552,427

The accompanying notes are an integral part of the financial statements.	195

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Communications equipment (continued)
Polycom, Inc. (I)	34,089	$456,793
Procera Networks, Inc. (I)(L)	6,026	56,584
Ruckus Wireless, Inc. (I)	15,843	203,899
ShoreTel, Inc. (I)	16,066	109,570
Sonus Networks, Inc. (I)	12,393	97,657
TESSCO Technologies, Inc.	1,629	40,171
Ubiquiti Networks, Inc. (L)	7,465	220,591
ViaSat, Inc. (I)	10,306	614,341
		7,105,823
Electronic equipment, instruments and components - 2.6%
Agilysys, Inc. (I)	3,898	38,356
Anixter International, Inc. (I)	6,670	507,787
Badger Meter, Inc.	3,643	218,361
Belden, Inc.	10,797	1,010,167
Benchmark Electronics, Inc. (I)	13,115	315,153
Checkpoint Systems, Inc.	10,457	113,145
Cognex Corp. (I)	21,553	1,068,813
Coherent, Inc. (I)	6,249	405,935
Control4 Corp. (I)(L)	2,829	33,891
CTS Corp.	8,592	154,570
CUI Global, Inc. (I)(L)	5,811	34,052
Daktronics, Inc.	9,454	102,198
DTS, Inc. (I)	4,254	144,934
Electro Rent Corp.	4,086	46,335
Electro Scientific Industries, Inc.	6,405	39,583
Fabrinet (I)	8,927	169,524
FARO Technologies, Inc. (I)	4,345	269,955
FEI Company	10,405	794,318
GSI Group, Inc. (I)	7,780	103,630
II-VI, Inc. (I)	13,172	243,155
Insight Enterprises, Inc. (I)	10,278	293,129
InvenSense, Inc. (I)(L)	17,819	271,027
Itron, Inc. (I)	9,738	355,534
KEMET Corp. (I)	13,435	55,621
Kimball Electronics, Inc. (I)	6,471	91,500
Littelfuse, Inc.	5,594	555,988
Maxwell Technologies, Inc. (I)(L)	7,996	64,448
Mercury Systems, Inc. (I)	8,444	131,304
Mesa Laboratories, Inc.	734	52,995
Methode Electronics, Inc.	9,348	439,730
MTS Systems Corp.	3,799	287,394
Newport Corp. (I)	10,022	191,019
OSI Systems, Inc. (I)	4,932	366,250
Park Electrochemical Corp.	5,181	111,702
PC Connection, Inc.	2,481	64,729
Plexus Corp. (I)	8,391	342,101
RealD, Inc. (I)	10,324	132,044
Rofin-Sinar Technologies, Inc. (I)	6,985	169,247
Rogers Corp. (I)	4,540	373,233
Sanmina Corp. (I)	20,459	494,903
ScanSource, Inc. (I)	7,186	292,111
Speed Commerce, Inc. (I)	15,877	10,141
SYNNEX Corp.	6,988	539,823
TTM Technologies, Inc. (I)	13,684	123,293
Universal Display Corp. (I)(L)	10,053	469,978
Vishay Precision Group, Inc. (I)	3,198	50,944
		12,144,050
Internet software and services - 2.2%
Actua Corp. (I)	10,573	163,776
Angie’s List, Inc. (I)(L)	12,053	70,751
Bankrate, Inc. (I)	16,377	185,715
Bazaarvoice, Inc. (I)(L)	13,428	75,868
Blucora, Inc. (I)	10,676	145,834
Brightcove, Inc. (I)	8,836	64,768
Carbonite, Inc. (I)	4,987	71,314
ChannelAdvisor Corp. (I)	5,522	53,508
Cimpress NV (I)	8,245	695,713
comScore, Inc. (I)	8,694	445,133
Constant Contact, Inc. (I)	7,762	296,586
Cornerstone OnDemand, Inc. (I)	13,329	385,075
Coupons.com, Inc. (I)(L)	3,111	36,523
Cvent, Inc. (I)(L)	4,509	126,432
Dealertrack Technologies, Inc. (I)	13,433	517,439
Demandware, Inc. (I)	7,459	454,253
Dice Holdings, Inc. (I)	9,723	86,729
EarthLink Holdings Corp.	27,951	124,102
Endurance International
Group Holdings, Inc. (I)(L)	7,574	144,360
Envestnet, Inc. (I)	8,454	474,100
Gogo, Inc. (I)(L)	14,423	274,902
GrubHub, Inc. (I)	2,202	99,949
GTT Communications, Inc. (I)	4,649	87,773
Internap Corp. (I)	13,879	141,982
IntraLinks Holdings, Inc. (I)	10,436	107,908
j2 Global, Inc.	11,783	773,907
Limelight Networks, Inc. (I)	18,451	66,977
Liquidity Services, Inc. (I)(L)	7,132	70,464
LivePerson, Inc. (I)	13,603	139,227
LogMeIn, Inc. (I)	6,087	340,811
Marchex, Inc., Class B	10,320	42,106
Marin Software, Inc. (I)	7,834	49,276
Marketo, Inc. (I)	6,406	164,122
Millennial Media, Inc. (I)(L)	22,500	32,625
Monster Worldwide, Inc. (I)	23,391	148,299
NIC, Inc.	16,049	283,586
Perficient, Inc. (I)	8,731	180,644
Q2 Holdings, Inc. (I)	2,643	55,873
QuinStreet, Inc. (I)	9,858	58,655
RealNetworks, Inc. (I)	8,080	54,378
Reis, Inc.	2,067	52,998
RetailMeNot, Inc. (I)	7,496	135,003
Rocket Fuel, Inc. (I)(L)	4,928	45,338
SciQuest, Inc. (I)	7,465	126,382
Shutterstock, Inc. (I)	3,822	262,457
SPS Commerce, Inc. (I)	4,036	270,816
Stamps.com, Inc. (I)	3,480	234,169
TechTarget, Inc. (I)	5,008	57,742
Textura Corp. (I)	4,680	127,202
TrueCar, Inc. (I)(L)	2,003	35,754
Unwired Planet, Inc. (I)	30,483	17,430
Web.com Group, Inc. (I)	13,049	247,279
WebMD Health Corp. (I)	9,650	423,008
Wix.com, Ltd. (I)(L)	3,539	67,807
XO Group, Inc. (I)	7,201	127,242
Xoom Corp. (I)(L)	7,966	117,021
		10,139,091
IT services - 2.4%
Acxiom Corp. (I)	19,293	356,728
Blackhawk Network Holdings, Inc. (I)(L)	13,254	474,096
CACI International, Inc., Class A (I)	5,757	517,669
Cardtronics, Inc. (I)	11,167	419,879
Cass Information Systems, Inc.	2,931	164,546
Ciber, Inc. (I)	21,663	89,252
Convergys Corp.	25,140	574,952
CSG Systems International, Inc.	8,395	255,124

The accompanying notes are an integral part of the financial statements.	196

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
IT services (continued)
Datalink Corp. (I)	5,260	$63,330
EPAM Systems, Inc. (I)	8,822	540,700
Euronet Worldwide, Inc. (I)	12,634	742,248
EVERTEC, Inc.	16,247	355,159
ExlService Holdings, Inc. (I)	8,222	305,858
Forrester Research, Inc.	2,714	99,821
Global Cash Access Holdings, Inc. (I)	16,526	125,928
Heartland Payment Systems, Inc.	8,903	417,106
Higher One Holdings, Inc. (I)	10,147	24,556
iGATE Corp. (I)	9,154	390,510
Information Services Group, Inc.	8,182	32,646
Lionbridge Technologies, Inc. (I)	16,231	92,841
Luxoft Holding, Inc. (I)	1,968	101,824
ManTech International Corp., Class A	6,067	205,914
MAXIMUS, Inc.	16,660	1,112,222
MoneyGram International, Inc. (I)	8,334	72,006
NeuStar, Inc., Class A (I)(L)	14,063	346,231
Science Applications International Corp.	9,712	498,711
ServiceSource International, Inc. (I)	18,963	58,785
Sykes Enterprises, Inc. (I)	9,932	246,810
Syntel, Inc. (I)	7,618	394,079
TeleTech Holdings, Inc.	4,426	112,642
The Hackett Group, Inc.	6,843	61,176
Unisys Corp. (I)	12,635	293,258
Virtusa Corp. (I)	6,566	271,701
WEX, Inc. (I)	9,596	1,030,227
		10,848,535
Semiconductors and semiconductor equipment - 3.9%
Advanced Energy Industries, Inc. (I)	10,214	262,091
Alpha & Omega Semiconductor, Ltd. (I)	5,491	48,925
Ambarella, Inc. (I)(L)	7,140	540,569
Amkor Technology, Inc. (I)	21,535	190,262
Applied Micro Circuits Corp. (I)	20,007	102,036
Axcelis Technologies, Inc. (I)	30,484	72,552
Brooks Automation, Inc.	16,401	190,744
Cabot Microelectronics Corp. (I)	5,912	295,423
Cascade Microtech, Inc. (I)	3,409	46,294
Cavium, Inc. (I)	13,113	928,663
CEVA, Inc. (I)	5,267	112,292
Cirrus Logic, Inc. (I)	15,337	510,109
Cohu, Inc.	6,351	69,480
Cypress Semiconductor Corp. (I)	75,169	1,060,635
Diodes, Inc. (I)	8,930	255,041
DSP Group, Inc. (I)	5,583	66,884
Entegris, Inc. (I)	34,242	468,773
Entropic Communications, Inc. (I)	24,794	73,390
Exar Corp. (I)	9,811	98,601
Fairchild Semiconductor International, Inc. (I)	31,020	563,944
FormFactor, Inc. (I)	14,581	129,333
Inphi Corp. (I)	7,895	140,768
Integrated Device Technology, Inc. (I)	33,065	661,961
Integrated Silicon Solution, Inc.	7,596	135,892
Intersil Corp., Class A	31,552	451,825
IXYS Corp.	6,123	75,435
Kopin Corp. (I)	18,741	65,968
Lattice Semiconductor Corp. (I)	28,797	182,573
M/A-COM Technology
Solutions Holdings, Inc. (I)	2,932	109,246
MaxLinear, Inc., Class A (I)	7,425	60,365
Micrel, Inc.	11,048	166,604
Microsemi Corp. (I)	23,199	821,245
MKS Instruments, Inc.	13,298	449,605
Monolithic Power Systems, Inc.	9,595	505,177
Nanometrics, Inc. (I)	6,268	105,428
NVE Corp.	1,215	83,738
OmniVision Technologies, Inc. (I)	13,824	364,539
PDF Solutions, Inc. (I)	8,083	144,847
Pericom Semiconductor Corp.	5,598	86,601
Photronics, Inc. (I)	16,988	144,398
PMC-Sierra, Inc. (I)	42,391	393,388
Power Integrations, Inc.	7,476	389,350
Qorvo, Inc. (I)	35,486	2,828,234
QuickLogic Corp. (I)(L)	16,201	31,268
Rambus, Inc. (I)	28,526	358,714
Rudolph Technologies, Inc. (I)	8,787	96,833
Semtech Corp. (I)	16,586	441,934
Silicon Laboratories, Inc. (I)	10,684	542,427
Synaptics, Inc. (I)	8,928	725,891
Tessera Technologies, Inc.	13,091	527,305
Ultra Clean Holdings, Inc. (I)	7,365	52,660
Ultratech, Inc. (I)	6,980	121,033
Veeco Instruments, Inc. (I)	10,046	306,905
Vitesse Semiconductor Corp. (I)	15,973	84,817
Xcerra Corp. (I)	13,154	116,939
		17,859,954
Software - 4.4%
ACI Worldwide, Inc. (I)	28,521	617,765
Advent Software, Inc.	12,898	568,931
American Software, Inc., Class A	6,177	63,129
Aspen Technology, Inc. (I)	22,853	879,612
AVG Technologies NV (I)	8,734	189,091
Barracuda Networks, Inc. (I)	1,995	76,748
Blackbaud, Inc.	11,468	543,354
Bottomline Technologies, Inc. (I)	9,869	270,115
BroadSoft, Inc. (I)	7,231	241,949
Callidus Software, Inc. (I)	12,453	157,904
CommVault Systems, Inc. (I)	11,831	517,015
Comverse, Inc. (I)	5,937	116,959
Digimarc Corp. (L)	1,793	39,356
Ebix, Inc.	7,660	232,711
Ellie Mae, Inc. (I)	6,962	385,068
EnerNOC, Inc. (I)	6,750	76,950
Epiq Systems, Inc.	7,785	139,585
ePlus, Inc. (I)	1,298	112,835
Fair Isaac Corp.	7,988	708,695
Fleetmatics Group PLC (I)	9,342	418,989
Gigamon, Inc. (I)	6,151	130,647
Glu Mobile, Inc. (I)	23,623	118,351
Guidewire Software, Inc. (I)	16,828	885,321
Imperva, Inc. (I)	5,503	234,978
Infoblox, Inc. (I)	13,544	323,295
Interactive Intelligence Group, Inc. (I)	4,200	172,956
Jive Software, Inc. (I)	12,538	64,320
Kofax Ltd. (I)(L)	18,592	203,582
Manhattan Associates, Inc. (I)	18,757	949,292
Mavenir Systems, Inc. (I)	3,406	60,422
Mentor Graphics Corp.	23,966	575,903
MicroStrategy, Inc., Class A (I)	2,251	380,847
Model N, Inc. (I)	5,466	65,373
Monotype Imaging Holdings, Inc.	9,903	323,234
NetScout Systems, Inc. (I)(L)	9,134	400,526
Paycom Software, Inc. (I)	1,633	52,354
Pegasystems, Inc.	8,915	193,901
Progress Software Corp. (I)	12,903	350,575
Proofpoint, Inc. (I)	9,190	544,232
PROS Holdings, Inc. (I)	6,187	152,881

The accompanying notes are an integral part of the financial statements.	197

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Software (continued)
Qlik Technologies, Inc. (I)	22,259	$692,923
Qualys, Inc. (I)	5,016	233,144
Rally Software Development Corp. (I)	6,814	106,912
RealPage, Inc. (I)	12,862	259,041
Rosetta Stone, Inc. (I)	6,141	46,733
Sapiens International Corp. NV (I)	6,722	55,120
Seachange International, Inc. (I)	10,007	78,555
Silver Spring Networks, Inc. (I)(L)	9,798	87,594
SS&C Technologies Holdings, Inc.	16,833	1,048,696
Synchronoss Technologies, Inc. (I)	8,743	414,943
Take-Two Interactive Software, Inc. (I)	20,672	526,206
Tangoe, Inc. (I)	9,765	134,757
TeleCommunication Systems, Inc., Class A (I)	16,965	64,976
Telenav, Inc. (I)	8,482	67,177
The Ultimate Software Group, Inc. (I)	7,020	1,193,084
TiVo, Inc. (I)	25,871	274,491
Tyler Technologies, Inc. (I)	8,166	984,248
Varonis Systems, Inc. (I)	1,456	37,361
VASCO Data Security International, Inc. (I)(L)	7,201	155,110
Verint Systems, Inc. (I)	14,796	916,316
VirnetX Holding Corp. (I)(L)	12,579	76,606
Zendesk, Inc. (I)	2,849	64,644
Zix Corp. (I)	17,961	70,587
		20,128,975
Technology hardware, storage and peripherals - 0.4%
Cray, Inc. (I)	10,080	283,046
Dot Hill Systems Corp. (I)	16,039	85,007
Eastman Kodak Company (I)	4,397	83,499
Electronics For Imaging, Inc. (I)	11,679	487,598
Immersion Corp. (I)	6,817	62,580
Intevac, Inc. (I)	5,892	36,177
Nimble Storage, Inc. (I)(L)	2,312	51,581
QLogic Corp. (I)	21,439	316,011
Quantum Corp. (I)	58,960	94,336
Silicon Graphics International Corp. (I)	9,475	82,338
Super Micro Computer, Inc. (I)	8,505	282,451
Violin Memory, Inc. (I)(L)	20,847	78,593
		1,943,217
		80,169,645
Materials - 4.3%
Chemicals - 2.1%
A. Schulman, Inc.	7,199	346,992
American Vanguard Corp.	7,833	83,186
Axiall Corp.	17,239	809,199
Balchem Corp.	7,623	422,162
Calgon Carbon Corp.	13,344	281,158
Chase Corp.	1,686	73,729
Chemtura Corp. (I)	18,018	491,711
Ferro Corp. (I)	17,734	222,562
Flotek Industries, Inc. (I)	13,422	197,840
FutureFuel Corp.	5,556	57,060
Hawkins, Inc.	2,656	100,901
HB Fuller Company	12,323	528,287
Innophos Holdings, Inc.	5,392	303,893
Innospec, Inc.	6,001	278,386
Intrepid Potash, Inc. (I)	14,042	162,185
KMG Chemicals, Inc.	2,448	65,435
Koppers Holdings, Inc.	5,097	100,309
Kraton Performance Polymers, Inc. (I)	8,125	164,206
Kronos Worldwide, Inc.	5,368	67,905
LSB Industries, Inc. (I)	4,810	198,797
Minerals Technologies, Inc.	8,514	622,373
Olin Corp.	19,433	622,633
OM Group, Inc.	7,934	238,258
OMNOVA Solutions, Inc. (I)	12,605	107,521
PolyOne Corp.	23,167	865,287
Quaker Chemical Corp.	3,333	285,438
Rentech, Inc. (I)	66,976	75,013
Senomyx, Inc. (I)(L)	12,060	53,185
Sensient Technologies Corp.	12,264	844,744
Stepan Company	4,859	202,426
Trecora Resources (I)	5,855	71,431
Tredegar Corp.	6,287	126,432
Trinseo SA (I)(L)	3,060	60,588
Tronox, Ltd., Class A	15,201	309,036
Zep, Inc.	5,834	99,353
		9,539,621
Construction materials - 0.1%
Headwaters, Inc. (I)	18,048	331,000
U.S. Concrete, Inc. (I)	3,465	117,394
United States Lime & Minerals, Inc.	494	31,863
		480,257
Containers and packaging - 0.5%
AEP Industries, Inc. (I)	1,029	56,636
Berry Plastics Group, Inc. (I)	22,007	796,433
Graphic Packaging Holding Company	80,237	1,166,646
Myers Industries, Inc.	6,991	122,552
UFP Technologies, Inc. (I)	1,715	39,068
		2,181,335
Metals and mining - 0.9%
AK Steel Holding Corp. (I)(L)	44,091	197,087
Allied Nevada Gold Corp. (I)	41,257	4,538
AM Castle & Company (I)(L)	4,873	17,786
Ampco-Pittsburgh Corp.	2,316	40,437
Century Aluminum Company (I)	12,895	177,951
Coeur Mining, Inc. (I)	26,838	126,407
Commercial Metals Company	29,258	473,687
Globe Specialty Metals, Inc.	16,030	303,288
Handy & Harman, Ltd. (I)	1,098	45,084
Haynes International, Inc.	3,075	137,176
Hecla Mining Company	93,204	277,748
Horsehead Holding Corp. (I)	14,212	179,924
Kaiser Aluminum Corp.	4,445	341,776
Materion Corp.	5,102	196,070
Molycorp, Inc. (I)(L)	50,057	19,287
Noranda Aluminum Holding Corp.	11,321	33,623
Olympic Steel, Inc.	2,810	37,823
RTI International Metals, Inc. (I)	7,703	276,615
Schnitzer Steel Industries, Inc., Class A	6,605	104,755
Stillwater Mining Company (I)	29,651	383,091
SunCoke Energy, Inc.	16,655	248,826
Worthington Industries, Inc.	12,690	337,681
		3,960,660
Paper and forest products - 0.7%
Boise Cascade Company (I)	9,730	364,486
Clearwater Paper Corp. (I)	5,115	334,010
Deltic Timber Corp.	2,758	182,718
KapStone Paper and Packaging Corp.	20,856	684,911
Louisiana-Pacific Corp. (I)	34,713	573,112
Neenah Paper, Inc.	4,170	260,792
PH Glatfelter Company	10,867	299,169
Resolute Forest Products, Inc. (I)	16,353	282,089

The accompanying notes are an integral part of the financial statements.	198

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Paper and forest products (continued)
Schweitzer-Mauduit International, Inc.	7,646	$352,634
Wausau Paper Corp.	10,589	100,913
		3,434,834
		19,596,707
Telecommunication services - 0.7%
Diversified telecommunication services - 0.6%
8x8, Inc. (I)	22,370	187,908
Atlantic Tele-Network, Inc.	2,357	163,152
Cincinnati Bell, Inc. (I)	52,925	186,825
Cogent Communications Holdings, Inc.	11,679	412,619
Consolidated Communications Holdings, Inc.	12,481	254,612
FairPoint Communications, Inc. (I)(L)	5,583	98,261
General Communication, Inc., Class A (I)	8,885	140,028
Globalstar, Inc. (I)(L)	68,907	229,460
Hawaiian Telcom Holdco, Inc. (I)	2,791	74,324
IDT Corp., Class B	4,291	76,165
inContact, Inc. (I)	15,459	168,503
Inteliquent, Inc.	8,232	129,572
Intelsat SA (I)(L)	6,845	82,140
Iridium Communications, Inc. (I)(L)	20,428	198,356
Lumos Networks Corp.	5,267	80,374
magicJack VocalTec, Ltd. (I)(L)	5,189	35,493
ORBCOMM, Inc. (I)	15,447	92,219
Premiere Global Services, Inc. (I)	12,036	115,064
Vonage Holdings Corp. (I)	42,877	210,526
		2,935,601
Wireless telecommunication services - 0.1%
Boingo Wireless, Inc. (I)	7,148	53,896
Leap Wireless International, Inc. (I)	14,224	35,844
RingCentral, Inc., Class A (I)	7,312	112,093
Shenandoah Telecommunications Company	6,023	187,677
Spok Holdings, Inc.	5,745	110,132
		499,642
		3,435,243
Utilities - 3.4%
Electric utilities - 1.3%
ALLETE, Inc.	11,037	582,312
Cleco Corp.	14,889	811,748
El Paso Electric Company	10,056	388,564
IDACORP, Inc.	12,253	770,346
MGE Energy, Inc.	8,579	380,221
NRG Yield, Inc., Class A	5,970	302,858
Otter Tail Corp.	9,168	294,935
PNM Resources, Inc.	19,672	574,422
Portland General Electric Company	19,064	707,084
The Empire District Electric Company	10,910	270,786
UIL Holdings Corp.	13,976	718,646
Unitil Corp.	3,484	121,139
		5,923,061
Gas utilities - 1.0%
Chesapeake Utilities Corp.	3,648	184,625
New Jersey Resources Corp.	20,758	644,743
Northwest Natural Gas Company	6,805	326,300
ONE Gas, Inc.	12,654	547,032
Piedmont Natural Gas Company, Inc. (L)	18,955	699,629
South Jersey Industries, Inc.	8,269	448,841
Southwest Gas Corp.	11,422	664,418
The Laclede Group, Inc.	10,464	535,966
WGL Holdings, Inc.	12,748	718,987
		4,770,541
Independent power and renewable electricity producers - 0.4%
Abengoa Yield PLC (L)	7,097	239,737
Atlantic Power Corp.	33,488	94,101
Dynegy, Inc. (I)	30,436	956,603
Ormat Technologies, Inc. (L)	4,463	169,683
Pattern Energy Group, Inc.	10,073	285,267
TerraForm Power, Inc., Class A (I)	7,040	257,030
Vivint Solar, Inc. (I)(L)	5,515	66,952
		2,069,373
Multi-utilities - 0.4%
Avista Corp.	14,865	508,086
Black Hills Corp.	11,064	558,068
NorthWestern Corp.	11,462	616,541
		1,682,695
Water utilities - 0.3%
American States Water Company	9,756	389,167
Artesian Resources Corp., Class A	4,286	91,678
California Water Service Group	11,798	289,169
Connecticut Water Service, Inc.	2,735	99,363
Middlesex Water Company	4,020	91,495
SJW Corp.	3,922	121,229
York Water Company	3,265	79,274
		1,161,375
		15,607,045
TOTAL COMMON STOCKS (Cost $286,020,949)		$447,831,440

WARRANTS - 0.0%
Imperial Holdings, Inc. (Expiration
Date: 04/11/2019) (I)(N)	1,261	1,082
Magnum Hunter Resources Corp. (Expiration
Date: 04/15/2016; Strike Price: $8.50) (I)(L)	4,505	45
TOTAL WARRANTS (Cost $0)		$1,127

SECURITIES LENDING COLLATERAL - 6.7%
John Hancock
Collateral Trust, 0.1102% (W)(Y)	3,096,899	30,984,474
TOTAL SECURITIES LENDING
COLLATERAL (Cost $30,985,542)		$30,984,474

SHORT-TERM INVESTMENTS - 2.5%
Repurchase agreement - 2.5%
Repurchase Agreement with State Street Corp.
dated 03/31/2015 at 0.000% to be
repurchased at $11,240,000 on 04/01/2015,
collateralized by $9,095,000 U.S. Treasury
Bonds, 3.750% due 11/15/2043 (valued at
$11,471,524, including interest)	$11,240,000	11,240,000
TOTAL SHORT-TERM INVESTMENTS (Cost $11,240,000)		$11,240,000
Total Investments (Small Cap Index Trust)
(Cost $328,246,491) - 106.5%		$490,057,041
Other assets and liabilities, net - (6.5%)		(29,769,682)
TOTAL NET ASSETS - 100.0%		$460,287,359

The accompanying notes are an integral part of the financial statements.	199

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 99.3%
Consumer discretionary - 13.8%
Auto components - 0.5%
Cooper Tire & Rubber Company	4,383	$187,768
Dana Holding Corp.	522	11,046
Federal-Mogul Holdings Corp. (I)	946	12,591
Fuel Systems Solutions, Inc. (I)	778	8,589
Lear Corp.	5,923	656,387
Modine Manufacturing Company (I)	6,862	92,431
Motorcar Parts of America, Inc. (I)	855	23,760
Shiloh Industries, Inc. (I)	1,515	21,271
Spartan Motors, Inc.	7,540	36,569
Standard Motor Products, Inc.	3,972	167,857
Stoneridge, Inc. (I)	3,538	39,944
Strattec Security Corp.	924	68,228
Superior Industries International, Inc.	6,173	116,855
Sypris Solutions, Inc.	1,826	4,109
The Goodyear Tire & Rubber Company	1,401	37,939
		1,485,344
Automobiles - 0.5%
Thor Industries, Inc.	24,076	1,521,844
Distributors - 0.1%
Core-Mark Holding Company, Inc.	3,952	254,193
VOXX International Corp. (I)	3,131	28,680
Weyco Group, Inc.	1,316	39,348
		322,221
Diversified consumer services - 0.7%
American Public Education, Inc. (I)	112	3,358
Apollo Education Group, Inc. (I)	1,506	28,494
Ascent Capital Group, Inc., Class A (I)	3,168	126,118
Bridgepoint Education, Inc. (I)	3,463	33,418
Career Education Corp. (I)	16,001	80,485
Carriage Services, Inc.	1,797	42,894
Graham Holdings Company, Class B	1,033	1,084,246
Lincoln Educational Services Corp.	1,100	2,508
National American University Holdings, Inc.	4,665	15,395
Regis Corp. (I)	8,945	146,340
Service Corp. International	13,149	342,531
Steiner Leisure, Ltd. (I)	996	47,210
Universal Technical Institute, Inc.	3,087	29,635
		1,982,632
Hotels, restaurants and leisure - 3.8%
Ambassadors Group, Inc. (I)	4,023	10,178
Ark Restaurants Corp.	64	1,595
Belmond, Ltd., Class A (I)	12,313	151,204
Biglari Holdings, Inc. (I)	376	155,702
BJ’s Restaurants, Inc. (I)	2,755	138,990
Bob Evans Farms, Inc.	1,818	84,101
Brinker International, Inc.	25,034	1,541,093
Canterbury Park Holding Corp. (I)	200	2,048
Churchill Downs, Inc.	2,448	281,447
Cracker Barrel Old Country Store, Inc.	10,026	1,525,356
DineEquity, Inc.	2,804	300,056
Dover Motorsports, Inc.	400	948
Frisch’s Restaurants, Inc.	1,329	36,082
Gaming Partners International Corp. (I)	800	8,608
International Speedway Corp., Class A	4,386	143,027
Interval Leisure Group, Inc.	62	1,625
Life Time Fitness, Inc. (I)	1,687	119,710
Luby’s, Inc. (I)	6,251	32,443
Marriott Vacations Worldwide Corp.	7,054	571,727
Monarch Casino & Resort, Inc. (I)	1,278	24,461
Papa John’s International, Inc.	26,382	1,630,671
RCI Hospitality Holdings, Inc. (I)	2,439	25,390
Red Lion Hotels Corp. (I)	3,000	20,010
Red Robin Gourmet Burgers, Inc. (I)	17,960	1,562,520
Ruby Tuesday, Inc. (I)	9,400	56,494
SeaWorld Entertainment, Inc.	556	10,720
Sonic Corp.	50,017	1,585,539
Speedway Motorsports, Inc.	7,031	159,955
The Marcus Corp.	3,816	81,243
The Wendy’s Company	50,737	553,033
		10,815,976
Household durables - 1.7%
Bassett Furniture Industries, Inc.	2,333	66,537
Beazer Homes USA, Inc. (I)	60,190	1,066,567
Cavco Industries, Inc. (I)	606	45,486
CSS Industries, Inc.	976	29,426
Emerson Radio Corp.	4,869	6,378
Ethan Allen Interiors, Inc.	1,402	38,751
Flexsteel Industries, Inc.	1,750	54,758
Helen of Troy, Ltd. (I)	6,044	492,526
Hooker Furniture Corp.	2,555	48,673
La-Z-Boy, Inc.	56,167	1,578,854
Lennar Corp., Class B	646	26,551
Lifetime Brands, Inc.	2,931	44,786
M/I Homes, Inc. (I)	2,195	52,329
MDC Holdings, Inc.	2,843	81,026
Meritage Homes Corp. (I)	1,652	80,353
NACCO Industries, Inc., Class A	1,100	58,289
PulteGroup, Inc.	23,568	523,917
Skullcandy, Inc. (I)	5,061	57,189
Skyline Corp. (I)	1,252	4,357
Standard Pacific Corp. (I)	4,889	44,001
Stanley Furniture Company, Inc. (I)	2,340	7,371
The Ryland Group, Inc.	4,067	198,226
Universal Electronics, Inc. (I)	1,910	107,800
		4,714,151
Internet and catalog retail - 0.1%
1-800-Flowers.com, Inc., Class A (I)	4,819	57,009
FTD Companies, Inc. (I)	152	4,551
Geeknet, Inc. (I)	1,183	9,452
Liberty TripAdvisor Holdings, Inc., Class A (I)	1,885	59,924
Shutterfly, Inc. (I)	1,337	60,486
		191,422
Leisure products - 0.1%
Callaway Golf Company	14,553	138,690
Escalade, Inc.	3,529	61,334
JAKKS Pacific, Inc. (I)(L)	2,278	15,582
Johnson Outdoors, Inc., Class A	2,170	71,849
Vista Outdoor, Inc. (I)	2,662	113,987
		401,442
Media - 1.1%
AH Belo Corp., Class A	4,238	34,879
Ballantyne Strong, Inc. (I)	1,114	5,046
Beasley Broadcast Group, Inc., Class A	502	2,565
Cumulus Media, Inc., Class A (I)	15,145	37,408
Entercom Communications Corp., Class A (I)	7,530	91,490
Gannett Company, Inc.	13,520	501,322
Gray Television, Inc. (I)	10,200	140,964
Harte-Hanks, Inc.	8,315	64,857
John Wiley & Sons, Inc., Class A	1,531	93,605
Journal Communications, Inc., Class A (I)	8,698	128,904
Meredith Corp.	2,862	159,614

The accompanying notes are an integral part of the financial statements.	200

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Media (continued)
Nexstar Broadcasting Group, Inc., Class A	24,303	$1,390,618
Radio One, Inc., Class D (I)	2,400	7,392
Salem Media Group, Class A	4,439	27,344
Scholastic Corp.	1,457	59,650
Sizmek, Inc. (I)	2,300	16,698
The EW Scripps Company, Class A (I)	6,715	190,975
The Madison Square Garden, Inc., Class A (I)	1,348	114,108
The McClatchy Company, Class A (I)	8,440	15,530
The New York Times Company, Class A	378	5,201
Time, Inc.	310	6,956
		3,095,126
Multiline retail - 0.2%
Dillard’s, Inc., Class A	3,618	493,893
Fred’s, Inc., Class A	2,000	34,180
Gordmans Stores, Inc. (I)(L)	3,030	25,149
		553,222
Specialty retail - 3.9%
Aaron’s, Inc.	16,868	477,533
Abercrombie & Fitch Company, Class A	3,400	74,936
America’s Car-Mart, Inc. (I)	846	45,896
American Eagle Outfitters, Inc.	1,997	34,109
ANN, Inc. (I)	32,664	1,340,204
Barnes & Noble, Inc. (I)	9,769	232,014
bebe stores, Inc.	7,863	28,543
Big 5 Sporting Goods Corp.	1,104	14,650
Books-A-Million, Inc. (I)	3,850	10,549
Brown Shoe Company, Inc.	7,015	230,092
Build-A-Bear Workshop, Inc. (I)	3,889	76,419
Chico’s FAS, Inc.	12,444	220,134
Christopher & Banks Corp. (I)	488	2,713
Citi Trends, Inc. (I)	3,741	101,007
Conn’s, Inc. (I)	76	2,301
GameStop Corp., Class A (L)	9,351	354,964
Genesco, Inc. (I)	2,002	142,602
GNC Holdings, Inc., Class A	23,148	1,135,872
Group 1 Automotive, Inc.	4,596	396,773
Guess?, Inc.	503	9,351
Haverty Furniture Companies, Inc.	3,990	99,271
hhgregg, Inc. (I)(L)	2,951	18,090
MarineMax, Inc. (I)	4,789	126,956
New York & Company, Inc. (I)	5,638	14,095
Office Depot, Inc. (I)	31,041	285,577
Penske Automotive Group, Inc.	33,121	1,705,400
Perfumania Holdings, Inc. (I)	848	4,639
Pier 1 Imports, Inc.	45,767	639,823
Rent-A-Center, Inc.	7,876	216,117
Shoe Carnival, Inc.	3,229	95,062
Sonic Automotive, Inc., Class A	1,811	45,094
Stage Stores, Inc.	5,877	134,701
Stein Mart, Inc.	4,251	52,925
Systemax, Inc. (I)	7,064	86,322
Tandy Leather Factory, Inc.	1,690	14,906
The Cato Corp., Class A	1,957	77,497
The Children’s Place Retail Stores, Inc.	1,483	95,194
The Finish Line, Inc., Class A	3,829	93,887
The Men’s Wearhouse, Inc.	7,100	370,620
The Michaels Companies, Inc. (I)	59,093	1,599,057
The Pep Boys - Manny, Moe & Jack (I)	11,993	115,373
Trans World Entertainment Corp. (I)	6,243	23,099
Vitamin Shoppe, Inc. (I)	1,560	64,256
West Marine, Inc. (I)	5,421	50,253
Zumiez, Inc. (I)	400	16,100
		10,974,976
Textiles, apparel and luxury goods - 1.1%
Charles & Colvard, Ltd. (I)	3,400	3,978
Columbia Sportswear Company	27,026	1,645,883
Crocs, Inc. (I)	930	10,983
Culp, Inc.	1,603	42,880
Delta Apparel, Inc. (I)	500	6,150
G-III Apparel Group, Ltd. (I)	1,383	155,795
Iconix Brand Group, Inc. (I)	8,941	301,043
Lakeland Industries, Inc. (I)	1,110	9,935
Movado Group, Inc.	3,138	89,496
Peace Mark Holdings, Ltd. (I)	464,000	0
Perry Ellis International, Inc. (I)	2,800	64,848
Rocky Brands, Inc.	1,478	31,925
Skechers U.S.A., Inc., Class A (I)	4,166	299,577
Superior Uniform Group, Inc.	3,426	64,991
Unifi, Inc. (I)	3,647	131,620
Wolverine World Wide, Inc.	4,795	160,393
		3,019,497
		39,077,853
Consumer staples - 2.3%
Beverages - 0.1%
Coca-Cola Bottling Company Consolidated	1,135	128,323
Craft Brew Alliance, Inc. (I)	2,909	39,679
MGP Ingredients, Inc.	2,764	37,203
		205,205
Food and staples retailing - 0.2%
Casey’s General Stores, Inc.	552	49,735
Ingles Markets, Inc., Class A	3,007	148,786
SpartanNash Company	6,227	196,524
The Andersons, Inc.	3,784	156,544
Village Super Market, Inc., Class A	685	21,536
Weis Markets, Inc.	5,260	261,738
		834,863
Food products - 1.8%
Alico, Inc.	341	17,480
Cal-Maine Foods, Inc. (L)	3,688	144,053
Darling Ingredients, Inc. (I)	5,913	82,841
Dean Foods Company	5,378	88,898
Diamond Foods, Inc. (I)	197	6,416
Farmer Brothers Company (I)	174	4,307
Fresh Del Monte Produce, Inc. (L)	9,412	366,221
Ingredion, Inc.	5,709	444,274
John B. Sanfilippo & Son, Inc.	2,004	86,372
Landec Corp. (I)	3,865	53,917
Omega Protein Corp. (I)	4,487	61,427
Pinnacle Foods, Inc.	41,822	1,706,756
Post Holdings, Inc. (I)	6,222	291,438
Sanderson Farms, Inc. (L)	2,059	163,999
Seaboard Corp. (I)	58	239,656
Seneca Foods Corp., Class A (I)	1,409	42,002
Snyder’s-Lance, Inc.	6,364	203,393
TreeHouse Foods, Inc. (I)	13,055	1,109,936
		5,113,386
Household products - 0.1%
Central Garden & Pet Company (I)	2,553	25,198
Central Garden & Pet Company, Class A (I)	7,962	84,556
Oil-Dri Corp. of America	531	17,868

The accompanying notes are an integral part of the financial statements.	201

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Household products (continued)
Orchids Paper Products Company	1,176	$31,705
		159,327
Personal products - 0.0%
CCA Industries, Inc. (I)	1,277	4,074
Inter Parfums, Inc.	1,132	36,926
Mannatech, Inc. (I)	276	5,120
Natural Alternatives International, Inc. (I)	200	1,096
Nutraceutical International Corp. (I)	2,093	41,232
		88,448
Tobacco - 0.1%
Alliance One International, Inc. (I)	2,184	2,402
Universal Corp.	3,597	169,635
		172,037
		6,573,266
Energy - 5.5%
Energy equipment and services - 2.4%
Atwood Oceanics, Inc.	6,364	178,892
Basic Energy Services, Inc. (I)	9,528	66,029
Bristow Group, Inc.	5,929	322,834
C&J Energy Services, Ltd. (I)	1,651	18,376
Dawson Geophysical Company (I)	3,760	16,055
Diamond Offshore Drilling, Inc.	383	10,261
ENGlobal Corp. (I)	4,600	7,636
Era Group, Inc. (I)	4,560	95,030
Exterran Holdings, Inc.	12,331	413,952
Forum Energy Technologies, Inc. (I)	39,951	783,040
Gulf Island Fabrication, Inc.	3,019	44,862
Gulfmark Offshore, Inc., Class A	5,053	65,891
Helix Energy Solutions Group, Inc. (I)	62,356	932,846
Hornbeck Offshore Services, Inc. (I)	5,300	99,693
Key Energy Services, Inc. (I)	30,610	55,710
Matrix Service Company (I)	2,731	47,956
McDermott International, Inc. (I)(L)	20,409	78,371
Mitcham Industries, Inc. (I)	2,431	11,183
Nabors Industries, Ltd.	34,704	473,710
Natural Gas Services Group, Inc. (I)	2,620	50,356
Newpark Resources, Inc. (I)	12,359	112,590
Noble Corp. PLC	6,354	90,735
Nuverra Environmental Solutions, Inc. (I)	37	132
Oil States International, Inc. (I)	1,067	42,435
Pacific Drilling SA (I)(L)	34,499	134,201
Parker Drilling Company (I)	22,288	77,785
Patterson-UTI Energy, Inc.	23,683	444,648
PHI, Inc. (I)	3,660	110,093
PHI, Inc. (I)	443	13,179
Pioneer Energy Services Corp. (I)	13,400	72,628
Precision Drilling Corp.	51,388	325,800
Rowan Companies PLC, Class A	15,569	275,727
SEACOR Holdings, Inc. (I)	3,829	266,766
Superior Energy Services, Inc.	15,724	351,274
Tesco Corp.	9,436	107,287
TETRA Technologies, Inc. (I)	11,674	72,145
Tidewater, Inc. (L)	8,035	153,790
Unit Corp. (I)	9,506	265,978
Willbros Group, Inc. (I)	7,146	23,653
		6,713,529
Oil, gas and consumable fuels - 3.1%
Adams Resources & Energy, Inc.	724	48,668
Alon USA Energy, Inc.	7,477	123,894
Alpha Natural Resources, Inc. (I)(L)	17,721	17,719
Approach Resources, Inc. (I)	366	2,412
Bill Barrett Corp. (I)(L)	4,721	39,184
Bonanza Creek Energy, Inc. (I)	3,889	95,903
Callon Petroleum Company (I)	9,369	69,986
Carrizo Oil & Gas, Inc. (I)	3,951	196,167
Clayton Williams Energy, Inc. (I)(L)	1,167	59,085
Cloud Peak Energy, Inc. (I)	3,741	21,773
Comstock Resources, Inc. (L)	9,273	33,105
Contango Oil & Gas Company (I)	3,786	83,292
CVR Energy, Inc.	207	8,810
Delek US Holdings, Inc.	9,835	390,941
Denbury Resources, Inc. (L)	38,287	279,112
DHT Holdings, Inc.	1,653	11,538
Energy XXI, Ltd. (L)	22,008	80,109
GasLog, Ltd. (L)	1,604	31,150
Gastar Exploration, Inc. (I)	1,880	4,926
Green Plains, Inc.	7,544	215,381
HollyFrontier Corp.	639	25,733
Matador Resources Company (I)(L)	2,000	43,840
Newfield Exploration Company (I)	23,906	838,862
Northern Oil and Gas, Inc. (I)(L)	14,231	109,721
Oasis Petroleum, Inc. (I)	597	8,489
Overseas Shipholding
Group, Inc., Class B (I)(L)	4,700	19,270
Panhandle Oil and Gas, Inc., Class A	2,510	49,673
PBF Energy, Inc., Class A	1,168	39,619
Peabody Energy Corp. (L)	27,624	135,910
Penn Virginia Corp. (I)(L)	14,914	96,643
QEP Resources, Inc.	27,153	566,140
Renewable Energy Group, Inc. (I)	2,214	20,413
Rex Energy Corp. (I)(L)	5,655	21,037
Rosetta Resources, Inc. (I)	21,203	360,875
SandRidge Energy, Inc. (I)(L)	88,358	157,277
Scorpio Tankers, Inc.	158,477	1,492,853
SemGroup Corp., Class A	18,117	1,473,637
Ship Finance International, Ltd. (L)	1,300	19,240
SM Energy Company	895	46,254
Stone Energy Corp. (I)	9,615	141,148
Swift Energy Company (I)(L)	6,984	15,085
Triangle Petroleum Corp. (I)(L)	2,529	12,721
Ultra Petroleum Corp. (I)(L)	55,483	867,199
VAALCO Energy, Inc. (I)	8,997	22,043
W&T Offshore, Inc. (L)	8,147	41,631
Warren Resources, Inc. (I)	16,948	15,084
Western Refining, Inc.	4,319	213,315
Whiting Petroleum Corp. (I)	387	11,958
WPX Energy, Inc. (I)	6,075	66,400
		8,745,225
		15,458,754
Financials - 23.0%
Banks - 8.3%
1st Source Corp.	3,630	116,632
Access National Corp.	1,661	31,127
American National Bankshares, Inc.	1,848	41,728
American River Bankshares (I)	2,249	21,298
Ameris Bancorp	3,287	86,744
Associated Banc-Corp.	23,411	435,445
BancFirst Corp.	1,402	85,494
BancorpSouth, Inc.	8,702	202,060
Bank of Commerce Holdings	3,606	20,194
Bank of Kentucky Financial Corp.	1,208	59,252
Banner Corp.	2,172	99,695

The accompanying notes are an integral part of the financial statements.	202

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Bar Harbor Bankshares	1,000	$32,550
BBCN Bancorp, Inc.	8,868	128,320
BCB Bancorp, Inc.	1,477	17,931
BOK Financial Corp.	569	34,834
Boston Private Financial Holdings, Inc.	9,773	118,742
Bridge Capital Holdings (I)	162	4,230
Bryn Mawr Bank Corp.	1,969	59,877
C&F Financial Corp.	627	21,914
Camden National Corp.	1,148	45,736
Capital Bank Financial Corp., Class A (I)	377	10,409
Capital City Bank Group, Inc.	3,946	64,123
Cardinal Financial Corp.	4,331	86,533
Cathay General Bancorp	9,018	256,562
CenterState Banks, Inc.	3,102	36,945
Central Pacific Financial Corp.	3,754	86,229
Century Bancorp, Inc., Class A	836	33,189
Chemical Financial Corp.	3,570	111,955
Chemung Financial Corp.	966	27,338
CIT Group, Inc.	5,171	233,316
City Holding Company	2,400	112,872
CNB Financial Corp.	1,962	33,393
CoBiz Financial, Inc.	5,646	69,559
Columbia Banking System, Inc.	4,511	130,684
Community Bank Systems, Inc.	3,485	123,334
Community Trust Bancorp, Inc.	2,447	81,143
ConnectOne Bancorp, Inc.	23	448
Customers Bancorp, Inc. (I)	34	828
CVB Financial Corp.	5,178	82,537
East West Bancorp, Inc.	40,200	1,626,492
Eastern Virginia Bankshares, Inc.	2,996	18,755
Enterprise Bancorp, Inc.	236	5,015
Enterprise Financial Services Corp.	2,969	61,340
Farmers Capital Bank Corp. (I)	1,551	36,061
Fidelity Southern Corp.	3,081	52,007
Financial Institutions, Inc.	1,481	33,959
First BanCorp (I)	40,964	253,977
First Bancorp North Carolina	4,396	77,194
First Bancorp, Inc.	1,769	30,869
First Busey Corp.	12,619	84,421
First Business Financial Services, Inc.	683	29,533
First Citizens BancShares, Inc., Class A	159	41,291
First Commonwealth Financial Corp.	15,940	143,460
First Community Bancshares, Inc.	4,630	81,164
First Connecticut Bancorp, Inc.	3,963	60,911
First Financial Bancorp	4,968	88,480
First Financial Corp.	1,877	67,366
First Interstate BancSystem, Inc., Class A	1,660	46,181
First Merchants Corp.	4,679	110,144
First Midwest Bancorp, Inc.	7,500	130,275
First NBC Bank Holding Company (I)	54	1,781
First South Bancorp, Inc.	1,628	13,171
FirstMerit Corp.	3,496	66,634
Flushing Financial Corp.	4,247	85,237
FNB Corp.	13,713	180,189
Fulton Financial Corp.	18,259	225,316
German American Bancorp, Inc.	1,901	55,946
Glacier Bancorp, Inc.	51,277	1,289,617
Great Southern Bancorp, Inc.	2,054	80,907
Guaranty Bancorp	3,284	55,697
Hancock Holding Company	3,864	115,379
Hanmi Financial Corp.	4,672	98,813
Heartland Financial USA, Inc.	2,428	79,226
Heritage Commerce Corp.	2,996	27,353
Heritage Financial Corp.	1,481	25,177
Hilltop Holdings, Inc. (I)	1,671	32,484
Horizon Bancorp	1,444	33,775
Hudson Valley Holding Corp.	2,926	74,789
IBERIABANK Corp.	22,470	1,416,284
Independent Bank Corp. (MA)	2,831	124,196
Independent Bank Corp. (MI)	206	2,643
International Bancshares Corp.	8,607	224,040
Lakeland Bancorp, Inc.	4,261	49,002
Lakeland Financial Corp.	2,332	94,633
LegacyTexas Financial Group, Inc.	3,326	75,600
LNB Bancorp, Inc.	2,266	40,425
Macatawa Bank Corp.	8,394	44,908
MainSource Financial Group, Inc.	4,125	81,015
MB Financial, Inc.	9,932	310,971
MBT Financial Corp. (I)	3,223	18,081
Mercantile Bank Corp.	1,266	24,750
Merchants Bancshares, Inc.	1,017	29,666
Metro Bancorp, Inc.	2,159	59,524
MidSouth Bancorp, Inc.	1,822	26,875
MidWestOne Financial Group, Inc.	1,343	38,719
National Bank Holdings Corp., Class A	117	2,201
National Penn Bancshares, Inc.	21,597	232,600
NBT Bancorp, Inc.	3,823	95,804
NewBridge Bancorp	2,707	24,146
Northrim BanCorp, Inc.	1,530	37,546
Norwood Financial Corp.	792	22,128
OFG Bancorp	6,515	106,325
Old National Bancorp	8,824	125,213
Old Second Bancorp, Inc. (I)	2,721	15,564
Pacific Continental Corp.	2,749	36,342
Pacific Mercantile Bancorp (I)	2,510	18,172
Pacific Premier Bancorp, Inc. (I)	2,434	39,406
PacWest Bancorp	33,611	1,576,020
Park Sterling Corp.	10,501	74,557
Peapack Gladstone Financial Corp.	1,625	35,100
Penns Woods Bancorp, Inc.	792	38,737
Peoples Bancorp, Inc.	2,153	50,897
Pinnacle Financial Partners, Inc.	5,876	261,247
Preferred Bank	1,883	51,726
Premier Financial Bancorp, Inc.	2,052	31,252
PrivateBancorp, Inc.	46,763	1,644,655
Prosperity Bancshares, Inc.	3,424	179,692
QCR Holdings, Inc.	1,521	27,287
Renasant Corp. (L)	4,209	126,480
Republic Bancorp, Inc., Class A	4,422	109,356
Republic First Bancorp, Inc. (I)	3,612	13,112
S&T Bancorp, Inc.	4,287	121,665
Sandy Spring Bancorp, Inc.	3,480	91,280
Shore Bancshares, Inc. (I)	2,225	20,426
Sierra Bancorp	2,175	36,323
Simmons First National Corp., Class A	2,414	109,765
South State Corp.	543	37,136
Southern National Bancorp of Virginia, Inc.	1,959	23,763
Southwest Bancorp, Inc.	4,604	81,905
State Bank Financial Corp.	325	6,825
Sterling Bancorp	3,891	52,178
Stock Yards Bancorp, Inc.	2,115	72,819
Suffolk Bancorp	1,938	46,047
Sun Bancorp, Inc. (I)	692	13,086
Susquehanna Bancshares, Inc.	34,060	466,963
Synovus Financial Corp.	58,786	1,646,596
TCF Financial Corp.	13,027	204,784

The accompanying notes are an integral part of the financial statements.	203

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Texas Capital Bancshares, Inc. (I)	224	$10,898
The Bancorp, Inc. (I)	3,062	27,650
Tompkins Financial Corp.	2,251	121,216
Towne Bank (L)	7,025	112,962
Trustmark Corp.	5,808	141,018
UMB Financial Corp.	1,923	101,707
Union Bankshares Corp.	6,132	136,192
Union Bankshares, Inc.	798	20,333
United Bankshares, Inc.	3,037	114,130
United Community Banks, Inc.	782	14,764
Univest Corp. of Pennsylvania	3,806	75,321
Valley National Bancorp	1,579	14,906
Washington Trust Bancorp, Inc.	2,598	99,218
WesBanco, Inc.	6,177	201,247
West Bancorp, Inc.	2,345	46,642
WestAmerica Bancorp.	256	11,062
Western Alliance Bancorp (I)	54,369	1,611,497
Wilshire Bancorp, Inc.	1,904	18,983
Wintrust Financial Corp.	7,349	350,400
Zions Bancorporation	22,683	612,441
		23,376,631
Capital markets - 2.6%
Calamos Asset Management, Inc., Class A	4,844	65,152
Cowen Group, Inc., Class A (I)	27,926	145,215
E*TRADE Financial Corp. (I)	81,587	2,329,717
Evercore Partners, Inc., Class A	24,228	1,251,618
Interactive Brokers Group, Inc., Class A	3,648	124,105
INTL. FCStone, Inc. (I)	4,806	142,882
Investment Technology Group, Inc. (I)	2,461	74,593
Janus Capital Group, Inc.	116,450	2,001,776
JMP Group LLC	4,808	40,291
KCG Holdings, Inc., Class A (I)	266	3,261
Legg Mason, Inc.	20,082	1,108,526
Oppenheimer Holdings, Inc., Class A	3,213	75,377
Piper Jaffray Companies (I)	800	41,968
		7,404,481
Consumer finance - 0.2%
Asta Funding, Inc. (I)	2,925	24,395
Cash America International, Inc.	3,600	83,880
Encore Capital Group, Inc. (I)(L)	2,320	96,489
Imperial Holdings, Inc. (I)(L)	4,663	32,501
Navient Corp.	4,149	84,349
Nelnet, Inc., Class A	4,156	196,662
Nicholas Financial, Inc. (I)	75	1,051
The First Marblehead Corp. (I)	834	5,196
		524,523
Diversified financial services - 0.5%
California First National Bancorp	1,653	22,795
Marlin Business Services Corp.	1,698	34,011
NewStar Financial, Inc. (I)	8,366	98,133
PHH Corp. (I)	10,506	253,930
PICO Holdings, Inc. (I)	2,493	40,412
Resource America, Inc., Class A	3,450	31,395
The NASDAQ OMX Group, Inc.	19,374	986,912
		1,467,588
Insurance - 7.1%
Alleghany Corp. (I)	1,828	890,236
Allied World Assurance Company Holdings AG	14,175	572,670
Ambac Financial Group, Inc. (I)	1,527	36,953
American Equity Investment Life
Holding Company	12,334	359,289
American Financial Group, Inc.	36,208	2,322,743
American Independence Corp. (I)	1,482	15,635
American National Insurance Company	3,816	375,456
AMERISAFE, Inc.	2,629	121,591
Arch Capital Group, Ltd. (I)	3,475	214,060
Argo Group International Holdings, Ltd.	5,617	281,693
Aspen Insurance Holdings, Ltd.	11,100	524,253
Assurant, Inc.	11,377	698,662
Assured Guaranty, Ltd.	29,501	778,531
Axis Capital Holdings, Ltd.	15,915	820,896
Baldwin & Lyons, Inc., Class B	2,973	69,747
CNO Financial Group, Inc.	40,256	693,208
Donegal Group, Inc., Class A	4,559	71,667
EMC Insurance Group, Inc.	3,026	102,279
Employers Holdings, Inc.	2,717	73,332
Endurance Specialty Holdings, Ltd.	7,972	487,408
Enstar Group, Ltd. (I)	1,114	158,032
Everest Re Group, Ltd.	1,556	270,744
FBL Financial Group, Inc., Class A	4,766	295,540
Federated National Holding Company	1,090	33,354
First Acceptance Corp. (I)	7,986	19,326
First American Financial Corp.	18,553	661,971
Global Indemnity PLC (I)	2,945	81,724
Greenlight Capital Re, Ltd., Class A (I)	2,616	83,189
Hallmark Financial Services, Inc. (I)	4,008	42,485
HCC Insurance Holdings, Inc.	5,773	327,156
Horace Mann Educators Corp.	7,361	251,746
Independence Holding Company	3,958	53,789
Investors Title Company	438	32,421
Kemper Corp.	10,243	399,067
Maiden Holdings, Ltd.	14,084	208,866
MBIA, Inc. (I)	22,405	208,367
Meadowbrook Insurance Group, Inc.	8,411	71,494
Montpelier Re Holdings, Ltd.	3,588	137,923
National Interstate Corp.	941	26,423
National Western Life Insurance
Company, Class A	888	225,818
Old Republic International Corp.	21,705	324,273
OneBeacon Insurance Group, Ltd., Class A	2,200	33,462
PartnerRe, Ltd.	6,393	730,912
Primerica, Inc.	1,278	65,050
ProAssurance Corp.	2,620	120,284
Reinsurance Group of America, Inc.	6,300	587,097
RenaissanceRe Holdings, Ltd.	4,261	424,950
Safety Insurance Group, Inc.	2,275	135,931
Selective Insurance Group, Inc.	5,508	160,007
StanCorp Financial Group, Inc.	23,903	1,639,746
State Auto Financial Corp.	4,187	101,702
Stewart Information Services Corp.	4,753	193,162
Symetra Financial Corp.	20,782	487,546
The Hanover Insurance Group, Inc.	7,058	512,270
The Navigators Group, Inc. (I)	2,644	205,809
The Phoenix Companies, Inc. (I)	1,081	54,039
United Fire Group, Inc.	2,908	92,387
Universal Insurance Holdings, Inc.	2,064	52,818
Validus Holdings, Ltd.	13,176	554,710
W.R. Berkley Corp.	8,318	420,142
White Mountains Insurance Group, Ltd.	96	65,714
		20,061,755
Real estate investment trusts - 1.5%
Cousins Properties, Inc.	132,400	1,403,440
LaSalle Hotel Properties	33,111	1,286,693

The accompanying notes are an integral part of the financial statements.	204

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Real estate investment trusts (continued)
The Geo Group, Inc.	32,084	$1,403,354
		4,093,487
Real estate management and development - 1.3%
Alexander & Baldwin, Inc.	2,547	109,979
AV Homes, Inc. (I)	1,798	28,696
Forestar Group, Inc. (I)	1,413	22,283
FRP Holdings, Inc. (I)	1,350	49,140
Griffin Land & Nurseries, Inc.	892	26,796
Jones Lang LaSalle, Inc.	12,034	2,050,594
Kennedy-Wilson Holdings, Inc.	52,217	1,364,952
Stratus Properties, Inc. (I)	1,025	14,176
		3,666,616
Thrifts and mortgage finance - 1.5%
Alliance Bancorp, Inc. of Pennsylvania	1,263	27,281
ASB Bancorp, Inc. (I)	799	16,380
Astoria Financial Corp.	18,702	242,191
Bank Mutual Corp.	10,661	78,039
BankFinancial Corp.	4,835	63,532
BBX Capital Corp., Class A (I)	879	16,349
Berkshire Hills Bancorp, Inc.	3,823	105,897
Brookline Bancorp, Inc.	16,329	164,106
Cape Bancorp, Inc.	2,925	27,963
Capitol Federal Financial, Inc.	24,655	308,188
Chicopee Bancorp, Inc.	783	13,217
Dime Community Bancshares, Inc.	5,215	83,962
ESSA Bancorp, Inc.	897	11,500
EverBank Financial Corp.	2,702	48,717
Federal Agricultural Mortgage Corp., Class C	1,713	48,289
First Defiance Financial Corp.	2,186	71,745
First Financial Northwest, Inc.	3,879	47,906
Flagstar Bancorp, Inc. (I)	10,983	159,363
Fox Chase Bancorp, Inc.	2,071	34,855
Hampden Bancorp, Inc.	1,142	25,272
Heritage Financial Group, Inc.	1,953	53,180
HF Financial Corp.	1,526	22,539
Hingham Institution for Savings	425	42,075
Home Bancorp, Inc.	1,668	35,478
HomeStreet, Inc. (I)	1,732	31,730
HopFed Bancorp, Inc.	1,799	23,153
Hudson City Bancorp, Inc.	10,866	113,876
Louisiana Bancorp, Inc.	100	2,113
Meridian Bancorp, Inc. (I)	374	4,926
Meta Financial Group, Inc.	965	38,339
New Hampshire Thrift Bancshares, Inc.	1,485	23,166
New York Community Bancorp, Inc. (L)	32,145	537,786
Northeast Community Bancorp, Inc.	1,932	13,427
Northfield Bancorp, Inc.	6,576	97,456
Northwest Bancshares, Inc.	7,698	91,221
OceanFirst Financial Corp.	2,476	42,761
Oritani Financial Corp.	7,033	102,330
People’s United Financial, Inc.	40,405	614,156
Provident Financial Holdings, Inc.	1,778	28,430
Provident Financial Services, Inc.	4,435	82,713
Prudential Bancorp, Inc.	1,696	21,505
Pulaski Financial Corp.	1,912	23,651
Riverview Bancorp, Inc. (I)	5,483	24,948
SI Financial Group, Inc.	2,433	29,537
Southern Missouri Bancorp, Inc.	1,012	19,096
Territorial Bancorp, Inc.	1,722	40,915
TrustCo Bank Corp.	13,738	94,518
United Community Financial Corp.	10,961	59,847
United Financial Bancorp, Inc.	4,950	61,529
Walker & Dunlop, Inc. (I)	1,536	27,233
Washington Federal, Inc.	8,550	186,433
Waterstone Financial, Inc.	3,678	47,226
Westfield Financial, Inc.	4,152	32,095
WSFS Financial Corp.	1,423	107,621
		4,371,761
		64,966,842
Health care - 10.5%
Biotechnology - 0.6%
AMAG Pharmaceuticals, Inc. (I)	29,678	1,622,199
Emergent Biosolutions, Inc. (I)	5,391	155,045
Targacept, Inc. (I)	5,553	16,492
		1,793,736
Health care equipment and supplies - 3.2%
Alere, Inc. (I)	50,331	2,461,186
Alphatec Holdings, Inc. (I)	8,403	12,184
Analogic Corp.	1,049	95,354
AngioDynamics, Inc. (I)	8,277	147,248
CONMED Corp.	3,500	176,715
CryoLife, Inc.	4,002	41,501
Cynosure, Inc., Class A (I)	1,525	46,772
Digirad Corp.	3,100	14,074
Exactech, Inc. (I)	1,991	51,029
Globus Medical, Inc., Class A (I)	53,980	1,362,455
Greatbatch, Inc. (I)	3,939	227,871
Haemonetics Corp. (I)	25,687	1,153,860
Halyard Health, Inc. (I)	212	10,430
Hill-Rom Holdings, Inc.	30,377	1,488,473
ICU Medical, Inc. (I)	288	26,824
Integra LifeSciences Holdings Corp. (I)	1,515	93,400
Invacare Corp.	3,396	65,916
Kewaunee Scientific Corp.	83	1,446
LeMaitre Vascular, Inc.	1,115	9,344
Merit Medical Systems, Inc. (I)	6,737	129,687
Misonix, Inc. (I)	500	6,525
Natus Medical, Inc. (I)	4,398	173,589
NuVasive, Inc. (I)	2,600	119,574
RTI Surgical, Inc. (I)	4,931	24,359
Span-America Medical Systems, Inc.	684	13,229
Symmetry Surgical, Inc. (I)	1,627	11,926
Wright Medical Group, Inc. (I)	41,871	1,080,272
		9,045,243
Health care providers and services - 3.5%
Aceto Corp.	5,823	128,106
Almost Family, Inc. (I)	2,180	97,468
Amedisys, Inc. (I)	7,716	206,634
AMN Healthcare Services, Inc. (I)	473	10,912
Amsurg Corp. (I)	5,246	322,734
BioScrip, Inc. (I)(L)	6,492	28,760
Community Health Systems, Inc. (I)	33,942	1,774,488
Cross Country Healthcare, Inc. (I)	6,973	82,700
Five Star Quality Care, Inc. (I)	8,754	38,868
Hanger, Inc. (I)	2,811	63,782
Health Net, Inc. (I)	5,858	354,350
Healthways, Inc. (I)	5,277	103,957
IPC Healthcare, Inc. (I)	205	9,561
Kindred Healthcare, Inc.	10,586	251,841
LHC Group, Inc. (I)	2,725	90,007
LifePoint Hospitals, Inc. (I)	25,563	1,877,602
Magellan Health Services, Inc. (I)	5,458	386,536
Medcath Corp. (I)	3,806	5,214

The accompanying notes are an integral part of the financial statements.	205

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Molina Healthcare, Inc. (I)	5,413	$364,241
National Healthcare Corp.	3,289	209,542
Omnicare, Inc.	11,360	875,402
Owens & Minor, Inc.	5,919	200,299
PDI, Inc. (I)	619	836
PharMerica Corp. (I)	6,796	191,579
Select Medical Holdings Corp.	25,820	382,911
Team Health Holdings, Inc. (I)	25,619	1,498,968
Triple-S Management Corp., Class B (I)	3,459	68,765
Universal American Corp. (I)	12,572	134,269
VCA, Inc. (I)	2,521	138,201
		9,898,533
Health care technology - 0.4%
Arrhythmia Research Technology, Inc. (I)	200	1,450
HMS Holdings Corp. (I)	68,239	1,054,293
MedAssets, Inc. (I)	5,638	106,107
Omnicell, Inc. (I)	33	1,158
		1,163,008
Life sciences tools and services - 1.8%
Affymetrix, Inc. (I)(L)	153,356	1,926,151
Albany Molecular Research, Inc. (I)(L)	4,791	84,322
Bio-Techne Corp.	14,427	1,446,884
Charles River
Laboratories International, Inc. (I)	18,594	1,474,318
Harvard Bioscience, Inc. (I)	6,562	38,191
		4,969,866
Pharmaceuticals - 1.0%
Cumberland Pharmaceuticals, Inc. (I)	956	6,367
Forest Laboratories, Inc. (I)	767	0
FRD Acquisition Company (I)	5,160	4,489
Impax Laboratories, Inc. (I)	49,287	2,310,082
Prestige Brands Holdings, Inc. (I)	9,235	396,089
SciClone Pharmaceuticals, Inc. (I)	2,144	18,996
Trius Therapeutics, Inc. (I)	1,482	163
		2,736,186
		29,606,572
Industrials - 18.2%
Aerospace and defense - 0.8%
AAR Corp.	7,400	227,180
Breeze-Eastern Corp. (I)	1,621	16,680
CPI Aerostructures, Inc. (I)	1,400	17,080
Cubic Corp.	2,425	125,542
Curtiss-Wright Corp.	8,823	652,373
DigitalGlobe, Inc. (I)	882	30,050
Ducommun, Inc. (I)	2,274	58,897
Engility Holdings, Inc.	4,159	124,936
Exelis, Inc.	8,179	199,322
Kratos Defense & Security Solutions, Inc. (I)	13,485	74,572
LMI Aerospace, Inc. (I)	2,295	28,022
National Presto Industries, Inc.	138	8,748
Orbital ATK, Inc.	3,943	302,152
SIFCO Industries, Inc.	1,000	21,790
Sparton Corp. (I)	2,053	50,299
Triumph Group, Inc.	5,351	319,562
Vectrus, Inc. (I)	325	8,284
		2,265,489
Air freight and logistics - 0.7%
Air Transport Services Group, Inc. (I)	14,569	134,326
Atlas Air Worldwide Holdings, Inc. (I)	3,546	152,549
Forward Air Corp.	26,405	1,433,792
Hub Group, Inc., Class A (I)	5,439	213,698
		1,934,365
Airlines - 0.8%
Alaska Air Group, Inc.	10,083	667,293
Copa Holdings SA, Class A (L)	1,108	111,875
Hawaiian Holdings, Inc. (I)	4,411	97,152
JetBlue Airways Corp. (I)	54,435	1,047,874
Republic Airways Holdings, Inc. (I)	7,820	107,525
SkyWest, Inc.	9,770	142,740
		2,174,459
Building products - 1.8%
Apogee Enterprises, Inc.	41,868	1,808,698
Gibraltar Industries, Inc. (I)	5,765	94,604
Griffon Corp.	13,366	232,969
Insteel Industries, Inc.	2,944	63,679
Owens Corning	16,508	716,447
Quanex Building Products Corp.	5,950	117,453
Simpson Manufacturing Company, Inc.	4,345	162,373
Trex Company, Inc. (I)	31,317	1,707,716
Universal Forest Products, Inc.	2,665	147,854
		5,051,793
Commercial services and supplies - 3.1%
ABM Industries, Inc.	4,717	150,284
ACCO Brands Corp. (I)	4,800	39,888
Acme United Corp.	733	13,385
ARC Document Solutions, Inc. (I)	3,098	28,595
Clean Harbors, Inc. (I)	357	20,270
Courier Corp.	2,603	63,721
Covanta Holding Corp.	13,776	308,996
Ennis, Inc.	5,887	83,124
Fuel Tech, Inc. (I)	1,802	5,640
G&K Services, Inc., Class A	2,329	168,922
Heritage-Crystal Clean, Inc. (I)	2,692	31,496
Intersections, Inc. (I)(L)	1,976	6,738
Kimball International, Inc., Class B	6,675	69,954
Matthews International Corp., Class A	3,110	160,196
McGrath RentCorp.	5,082	167,249
Mobile Mini, Inc.	42,715	1,821,368
Multi-Color Corp.	2,248	155,854
NL Industries, Inc. (I)	3,260	25,265
Pitney Bowes, Inc.	56,147	1,309,348
Quad/Graphics, Inc.	266	6,113
Team, Inc. (I)	30,114	1,173,844
Tetra Tech, Inc.	5,782	138,884
The ADT Corp. (L)	12,748	529,297
The Brink’s Company	224	6,189
TRC Companies, Inc. (I)	4,523	37,631
UniFirst Corp.	2,303	271,040
United Stationers, Inc.	3,431	140,637
Versar, Inc. (I)	2,242	7,017
Viad Corp.	4,609	128,222
Virco Manufacturing Corp. (I)	1,200	3,264
Waste Connections, Inc.	37,334	1,797,259
		8,869,690
Construction and engineering - 1.6%
AECOM (I)	12,850	396,037
Aegion Corp. (I)	4,648	83,896
Ameresco, Inc., Class A (I)	6,918	51,193
Argan, Inc.	2,078	75,161
Comfort Systems USA, Inc.	5,035	105,936

The accompanying notes are an integral part of the financial statements.	206

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Construction and engineering (continued)
Dycom Industries, Inc. (I)	45,707	$2,232,330
EMCOR Group, Inc.	1,261	58,599
Furmanite Corp. (I)	1,419	11,196
Great Lakes Dredge & Dock Corp. (I)	13,300	79,933
Integrated Electrical Services, Inc. (I)	753	6,626
Layne Christensen Company (I)(L)	3,312	16,593
MasTec, Inc. (I)	2,887	55,719
MYR Group, Inc. (I)	2,883	90,353
Northwest Pipe Company (I)	1,706	39,153
Orion Marine Group, Inc. (I)	4,263	37,770
Primoris Services Corp.	48,444	832,752
Sterling Construction Company, Inc. (I)	3,771	17,045
Tutor Perini Corp. (I)	8,984	209,776
		4,400,068
Electrical equipment - 1.1%
Allied Motion Technologies, Inc.	1,416	46,997
AZZ, Inc.	447	20,826
Encore Wire Corp.	3,894	147,505
Ener1, Inc. (I)	28	0
EnerSys	26,342	1,692,210
Franklin Electric Company, Inc.	673	25,668
Global Power Equipment Group, Inc.	4,171	55,057
GrafTech International, Ltd. (I)	26,367	102,568
LSI Industries, Inc.	4,131	33,668
Orion Energy Systems, Inc. (I)	3,553	11,156
Powell Industries, Inc.	1,610	54,370
PowerSecure International, Inc. (I)	3,120	41,059
Preformed Line Products Company	984	41,456
Regal-Beloit Corp.	8,215	656,543
SL Industries, Inc. (I)	1,600	68,400
Thermon Group Holdings, Inc. (I)	142	3,418
Ultralife Corp. (I)	1,984	7,916
		3,008,817
Machinery - 3.2%
Actuant Corp., Class A	2,921	69,345
AGCO Corp.	16,711	796,112
Alamo Group, Inc.	2,127	134,278
Albany International Corp., Class A	40,949	1,627,723
Altra Industrial Motion Corp.	217	5,998
American Railcar Industries, Inc. (L)	4,020	199,915
Astec Industries, Inc.	4,445	190,602
Barnes Group, Inc.	4,518	182,934
Briggs & Stratton Corp.	7,292	149,778
CIRCOR International, Inc.	909	49,722
Columbus McKinnon Corp.	2,978	80,227
Crane Company	91	5,679
Douglas Dynamics, Inc.	3,168	72,357
Dynamic Materials Corp.	2,005	25,604
EnPro Industries, Inc.	2,365	155,972
ESCO Technologies, Inc.	5,154	200,903
Federal Signal Corp.	10,128	159,921
Gencor Industries, Inc. (I)	1,400	14,014
Hardinge, Inc.	1,500	17,400
Hurco Companies, Inc.	1,492	49,132
Hyster-Yale Materials Handling, Inc.	970	71,091
Key Technology, Inc. (I)	641	8,166
LB Foster Company, Class A	1,699	80,669
Lydall, Inc. (I)	2,409	76,413
MFRI, Inc. (I)	1,100	6,875
Miller Industries, Inc.	2,106	51,597
Mueller Industries, Inc.	5,290	191,128
NN, Inc.	2,376	59,590
Oshkosh Corp.	1,366	66,647
PMFG, Inc. (I)(L)	5,333	24,798
RBC Bearings, Inc.	62	4,745
Rexnord Corp. (I)	45,265	1,208,123
Standex International Corp.	1,888	155,061
Supreme Industries, Inc., Class A	3,651	28,587
The Eastern Company	1,471	29,508
The Greenbrier Companies, Inc. (L)	4,803	278,574
The LS Starrett Company, Class A	1,530	29,070
Titan International, Inc.	1,100	10,296
TriMas Corp. (I)	859	26,449
Trinity Industries, Inc.	21,128	750,255
Twin Disc, Inc.	1,650	29,156
Valmont Industries, Inc. (L)	1,535	188,621
Watts Water Technologies, Inc., Class A	26,895	1,480,032
Woodward, Inc.	1,217	62,079
		9,105,146
Marine - 0.1%
International Shipholding Corp.	1,625	19,679
Kirby Corp. (I)	279	20,939
Knightsbridge Shipping, Ltd. (L)	5,070	25,350
Matson, Inc.	6,896	290,735
Ultrapetrol Bahamas, Ltd. (I)	15,837	22,964
		379,667
Professional services - 0.8%
CBIZ, Inc. (I)	10,531	98,254
CDI Corp.	4,408	61,932
CRA International, Inc. (I)	2,371	73,786
Franklin Covey Company (I)	830	15,986
FTI Consulting, Inc. (I)	7,838	293,611
GP Strategies Corp. (I)	2,385	88,245
Heidrick & Struggles International, Inc.	4,283	105,276
Hill International, Inc. (I)	9,256	33,229
Huron Consulting Group, Inc. (I)	988	65,356
ICF International, Inc. (I)	4,587	187,379
Kelly Services, Inc., Class A	6,833	119,168
Korn/Ferry International	9,554	314,040
Mistras Group, Inc. (I)	781	15,042
Navigant Consulting, Inc. (I)	9,227	119,582
On Assignment, Inc. (I)	3,618	138,823
Pendrell Corp. (I)	37,263	48,442
RCM Technologies, Inc.	300	2,010
Resources Connection, Inc.	9,420	164,850
RPX Corp. (I)	4,949	71,216
VSE Corp.	1,317	107,836
		2,124,063
Road and rail - 3.5%
AMERCO	1,663	549,455
ArcBest Corp.	4,807	182,137
Avis Budget Group, Inc. (I)	17,100	1,009,157
Celadon Group, Inc.	61,201	1,665,891
Con-way, Inc.	5,501	242,759
Covenant Transportation
Group, Inc., Class A (I)	2,929	97,126
Heartland Express, Inc.	57,247	1,360,189
Knight Transportation, Inc.	7,116	229,491
Landstar System, Inc.	20,386	1,351,592
Marten Transport, Ltd.	7,428	172,330
Old Dominion Freight Line, Inc. (I)	23,346	1,804,646
P.A.M. Transportation Services, Inc. (I)	2,046	117,174
Patriot Transportation Holding, Inc. (I)	450	11,237

The accompanying notes are an integral part of the financial statements.	207

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Road and rail (continued)
Providence and Worcester Railroad Company	815	$14,735
Roadrunner Transportation Systems, Inc. (I)	600	15,162
Ryder Systems, Inc.	8,473	804,003
Saia, Inc. (I)	3,963	175,561
USA Truck, Inc. (I)	2,076	57,484
Werner Enterprises, Inc.	5,765	181,079
		10,041,208
Trading companies and distributors - 0.7%
Air Lease Corp.	5,257	198,399
Applied Industrial Technologies, Inc.	3,869	175,420
Beacon Roofing Supply, Inc. (I)	1,987	62,193
CAI International, Inc. (I)	3,456	84,914
GATX Corp.	7,598	440,532
Houston Wire & Cable Company	3,039	29,569
Kaman Corp.	2,465	104,590
Lawson Products, Inc. (I)	1,291	29,964
MRC Global, Inc. (I)	1,858	22,017
Rush Enterprises, Inc., Class A (I)	5,802	158,743
Rush Enterprises, Inc., Class B (I)	12,598	311,423
TAL International Group, Inc. (I)	5,250	213,833
Titan Machinery, Inc. (I)(L)	2,816	37,594
Transcat, Inc. (I)	1,532	14,922
WESCO International, Inc. (I)	1,978	138,242
Willis Lease Finance Corp. (I)	406	7,543
		2,029,898
Transportation infrastructure - 0.0%
Wesco Aircraft Holdings, Inc. (I)	8,691	133,146
		51,517,809
Information technology - 16.9%
Communications equipment - 1.5%
ADTRAN, Inc.	278	5,190
ARRIS Group, Inc. (I)	56,542	1,633,781
Bel Fuse, Inc., Class B	1,641	31,228
Black Box Corp.	2,530	52,953
Communications Systems, Inc.	1,800	20,538
Comtech Telecommunications Corp.	3,221	93,248
Digi International, Inc. (I)	4,813	48,034
EchoStar Corp., Class A (I)	6,891	356,403
Emulex Corp. (I)	7,813	62,270
Finisar Corp. (I)	57,591	1,228,992
NETGEAR, Inc. (I)	4,613	151,675
Novatel Wireless, Inc. (I)	6,508	31,369
Oclaro, Inc. (I)	5,040	9,979
Optical Cable Corp.	931	3,659
Polycom, Inc. (I)	19,929	267,049
RELM Wireless Corp. (I)	2,100	12,810
TESSCO Technologies, Inc.	1,750	43,155
Westell Technologies, Inc., Class A (I)	8,500	11,135
		4,063,468
Electronic equipment, instruments and components - 4.1%
ADDvantage Technologies Group, Inc. (I)	428	1,010
Anixter International, Inc. (I)	1,021	77,729
Arrow Electronics, Inc. (I)	16,966	1,037,471
Avnet, Inc.	22,763	1,012,954
AVX Corp.	29,339	418,668
Belden, Inc.	17,172	1,606,612
Benchmark Electronics, Inc. (I)	6,843	164,437
Checkpoint Systems, Inc.	9,467	102,433
Coherent, Inc. (I)	20,180	1,310,893
CTS Corp.	4,099	73,741
Daktronics, Inc.	1,238	13,383
Echelon Corp. (I)	7,977	7,578
Electro Rent Corp.	3,773	42,786
Electro Scientific Industries, Inc.	4,104	25,363
Fabrinet (I)	5,079	96,450
Frequency Electronics, Inc. (I)	1,783	24,873
GSI Group, Inc. (I)	8,069	107,479
II-VI, Inc. (I)	6,455	119,159
Ingram Micro, Inc., Class A (I)	27,323	686,354
Insight Enterprises, Inc. (I)	7,853	223,968
Iteris, Inc. (I)	8,054	14,658
Jabil Circuit, Inc.	13,183	308,219
KEMET Corp. (I)	10,443	43,234
Key Tronic Corp. (I)	1,900	20,444
Kimball Electronics, Inc. (I)	5,006	70,785
Mercury Systems, Inc. (I)	8,122	126,297
Methode Electronics, Inc.	3,050	143,472
Multi-Fineline Electronix, Inc. (I)	3,796	69,353
NAPCO Security Technologies, Inc. (I)	1,164	6,740
Newport Corp. (I)	5,207	99,245
OSI Systems, Inc. (I)	728	54,061
PAR Technology Corp. (I)	3,132	13,123
Park Electrochemical Corp.	3,038	65,499
PC Connection, Inc.	4,352	113,544
PCM, Inc. (I)	3,055	28,534
Planar Systems, Inc. (I)	5,100	32,079
Plexus Corp. (I)	3,089	125,939
Radisys Corp. (I)	5,279	11,350
RF Industries, Ltd.	120	491
Richardson Electronics, Ltd.	2,384	21,408
Rofin-Sinar Technologies, Inc. (I)	4,747	115,020
Rogers Corp. (I)	2,200	180,862
Sanmina Corp. (I)	15,560	376,396
ScanSource, Inc. (I)	2,542	103,332
SMTC Corp. (I)	490	725
SYNNEX Corp.	2,967	229,201
Tech Data Corp. (I)	28,168	1,627,265
TTM Technologies, Inc. (I)	18,607	167,649
Viasystems Group, Inc. (I)	3,526	61,670
Vicon Industries, Inc.	126	214
Vishay Intertechnology, Inc.	18,624	257,384
Vishay Precision Group, Inc. (I)	2,886	45,974
		11,687,508
Internet software and services - 0.7%
AOL, Inc. (I)	12,851	509,028
Bankrate, Inc. (I)	9,842	111,608
Blucora, Inc. (I)	6,814	93,079
Dealertrack Technologies, Inc. (I)	950	36,594
Dice Holdings, Inc. (I)	7,855	70,067
EarthLink Holdings Corp.	15,906	70,623
InterActiveCorp	618	41,696
Internap Corp. (I)	4,743	48,521
IntraLinks Holdings, Inc. (I)	1,064	11,002
Limelight Networks, Inc. (I)	7,903	28,688
Monster Worldwide, Inc. (I)	28,794	182,554
Perficient, Inc. (I)	2,608	53,960
RealNetworks, Inc. (I)	3,943	26,536
Reis, Inc.	300	7,692
SciQuest, Inc. (I)	30,946	523,916
TechTarget, Inc. (I)	8,844	101,971
TheStreet, Inc.	4,157	7,483

The accompanying notes are an integral part of the financial statements.	208

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Internet software and services (continued)
XO Group, Inc. (I)	3,766	$66,545
		1,991,563
IT services - 1.8%
Acxiom Corp. (I)	3,655	67,581
CACI International, Inc., Class A (I)	20,655	1,857,298
Ciber, Inc. (I)	13,394	55,183
Convergys Corp.	11,544	264,011
CoreLogic, Inc. (I)	3,946	139,175
CSG Systems International, Inc.	2,060	62,603
Datalink Corp. (I)	1,251	15,062
DST Systems, Inc.	5,988	662,931
ExlService Holdings, Inc. (I)	522	19,418
Jack Henry & Associates, Inc.	20,518	1,434,003
ManTech International Corp., Class A	4,529	153,714
ModusLink Global Solutions, Inc. (I)	7,816	30,092
NCI, Inc., Class A	2,106	21,102
StarTek, Inc. (I)	3,143	23,415
Sykes Enterprises, Inc. (I)	8,596	213,611
TeleTech Holdings, Inc.	1,791	45,581
The Hackett Group, Inc.	7,525	67,274
		5,132,054
Semiconductors and semiconductor equipment - 4.7%
Advanced Energy Industries, Inc. (I)	3,450	88,527
Alpha & Omega Semiconductor, Ltd. (I)	4,513	40,211
Amkor Technology, Inc. (I)	9,473	83,694
Amtech Systems, Inc. (I)	338	3,779
Axcelis Technologies, Inc. (I)	27,071	64,429
AXT, Inc. (I)	4,229	11,376
Brooks Automation, Inc.	15,547	180,812
Cascade Microtech, Inc. (I)	1,892	25,693
Cirrus Logic, Inc. (I)	731	24,313
Cohu, Inc.	4,192	45,860
Cypress Semiconductor Corp. (I)	24,793	349,829
Diodes, Inc. (I)	1,789	51,094
DSP Group, Inc. (I)	4,494	53,838
Entegris, Inc. (I)	112,080	1,534,375
Entropic Communications, Inc. (I)	9,860	29,186
Fairchild Semiconductor International, Inc. (I)	81,713	1,485,542
First Solar, Inc. (I)	15,984	955,683
GigOptix, Inc. (I)	931	1,127
GSI Technology, Inc. (I)	3,507	20,691
Integrated Device Technology, Inc. (I)	65,573	1,312,771
Integrated Silicon Solution, Inc.	6,651	118,986
Intersil Corp., Class A	121,041	1,733,307
IXYS Corp.	7,588	93,484
Kulicke & Soffa Industries, Inc. (I)	14,905	232,965
Lattice Semiconductor Corp. (I)	16,204	102,733
Magnachip Semiconductor Corp. (I)	3,048	16,673
Microsemi Corp. (I)	45,402	1,607,231
MKS Instruments, Inc.	9,788	330,932
NeoPhotonics Corp. (I)	5,504	37,152
OmniVision Technologies, Inc. (I)	6,306	166,289
ON Semiconductor Corp. (I)	1,274	15,428
Pericom Semiconductor Corp.	4,434	68,594
Photronics, Inc. (I)	13,726	116,671
PMC-Sierra, Inc. (I)	7,616	70,676
Power Integrations, Inc.	22,477	1,170,602
Qorvo, Inc. (I)	11,927	950,582
Rudolph Technologies, Inc. (I)	5,137	56,610
Sigma Designs, Inc. (I)	7,902	63,453
Silicon Laboratories, Inc. (I)	528	26,807
Ultra Clean Holdings, Inc. (I)	1,700	12,155
		13,354,160
Software - 3.0%
Blackbaud, Inc.	784	37,146
Bottomline Technologies, Inc. (I)	38,289	1,047,970
Cadence Design Systems, Inc. (I)	80,475	1,483,959
Epiq Systems, Inc.	7,845	140,661
ePlus, Inc. (I)	1,364	118,573
GSE Systems, Inc. (I)	2,016	3,024
Mentor Graphics Corp.	10,530	253,036
MicroStrategy, Inc., Class A (I)	9,898	1,674,643
Progress Software Corp. (I)	4,805	130,552
Rovi Corp. (I)	5,220	95,056
Seachange International, Inc. (I)	5,428	42,610
SS&C Technologies Holdings, Inc.	28,957	1,804,021
Take-Two Interactive Software, Inc. (I)	6,141	156,319
Telenav, Inc. (I)	9,785	77,497
Verint Systems, Inc. (I)	23,998	1,486,196
		8,551,263
Technology hardware, storage and peripherals - 1.1%
Astro-Med, Inc.	1,439	20,132
Cray, Inc. (I)	62,311	1,749,693
Electronics For Imaging, Inc. (I)	5,466	228,206
Hutchinson Technology, Inc. (I)	5,052	13,489
Imation Corp. (I)	6,288	25,341
Lexmark International, Inc., Class A	12,325	521,841
QLogic Corp. (I)	17,751	261,650
Super Micro Computer, Inc. (I)	5,636	187,172
		3,007,524
		47,787,540
Materials - 7.1%
Chemicals - 2.8%
A. Schulman, Inc.	4,138	199,452
Axiall Corp.	5,489	257,654
Cabot Corp.	11,568	520,560
Calgon Carbon Corp.	2,524	53,181
Chase Corp.	1,174	51,339
Chemtura Corp. (I)	6,621	180,687
Core Molding Technologies, Inc. (I)	1,000	17,150
Cytec Industries, Inc.	2,186	118,131
FutureFuel Corp.	6,696	68,768
Hawkins, Inc.	330	12,537
HB Fuller Company	3,977	170,494
Huntsman Corp.	12,596	279,253
Innophos Holdings, Inc.	752	42,383
Innospec, Inc.	1,994	92,502
Intrepid Potash, Inc. (I)	800	9,240
KMG Chemicals, Inc.	1,101	29,430
Kraton Performance Polymers, Inc. (I)	7,990	161,478
LSB Industries, Inc. (I)	539	22,277
Minerals Technologies, Inc.	26,991	1,973,042
Olin Corp.	6,813	218,289
OM Group, Inc.	4,455	133,784
OMNOVA Solutions, Inc. (I)	6,574	56,076
PolyOne Corp.	36,984	1,381,352
Sensient Technologies Corp.	23,381	1,610,483
Trecora Resources (I)	2,774	33,843
Tronox, Ltd., Class A	6,193	125,904
Zep, Inc.	3,273	55,739
		7,875,028

The accompanying notes are an integral part of the financial statements.	209

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Construction materials - 0.5%
Eagle Materials, Inc.	16,609	$1,387,848
United States Lime & Minerals, Inc.	839	54,116
		1,441,964
Containers and packaging - 1.7%
AptarGroup, Inc.	281	17,849
Bemis Company, Inc.	6,040	279,712
Graphic Packaging Holding Company	149,403	2,172,320
Greif, Inc., Class A	785	30,827
MeadWestvaco Corp.	19,957	995,256
Myers Industries, Inc.	6,330	110,965
Rock-Tenn Company, Class A	14,226	917,577
Sonoco Products Company	5,792	263,304
		4,787,810
Metals and mining - 1.6%
AM Castle & Company (I)(L)	4,342	15,848
Ampco-Pittsburgh Corp.	1,644	28,704
Century Aluminum Company (I)	12,885	177,813
Coeur Mining, Inc. (I)	10,600	49,926
Commercial Metals Company	11,325	183,352
Friedman Industries, Inc.	1,511	9,368
Haynes International, Inc.	26,147	1,166,418
Kaiser Aluminum Corp.	2,852	219,290
Materion Corp.	3,233	124,244
Noranda Aluminum Holding Corp.	71	211
Olympic Steel, Inc.	2,383	32,075
Reliance Steel & Aluminum Company	12,460	761,057
RTI International Metals, Inc. (I)	4,900	175,959
Schnitzer Steel Industries, Inc., Class A	5,182	82,187
Steel Dynamics, Inc.	30,186	606,739
SunCoke Energy, Inc.	6,433	96,109
Synalloy Corp.	2,039	29,688
TimkenSteel Corp.	248	6,565
United States Steel Corp. (L)	24,757	604,071
Universal Stainless & Alloy Products, Inc. (I)	1,562	40,956
		4,410,580
Paper and forest products - 0.5%
Boise Cascade Company (I)	2,350	88,031
Clearwater Paper Corp. (I)	1,959	127,923
Domtar Corp.	10,244	473,478
KapStone Paper and Packaging Corp.	10,420	342,193
Mercer International, Inc. (I)	10,058	154,491
PH Glatfelter Company	4,610	126,913
Resolute Forest Products, Inc. (I)	9,682	167,015
Schweitzer-Mauduit International, Inc.	377	17,387
		1,497,431
		20,012,813
Telecommunication services - 1.4%
Diversified telecommunication services - 1.1%
Atlantic Tele-Network, Inc.	1,524	105,491
Frontier Communications Corp.	131,880	929,754
General Communication, Inc., Class A (I)	8,502	133,992
Hawaiian Telcom Holdco, Inc. (I)	2,368	63,060
Iridium Communications, Inc. (I)(L)	160,895	1,562,290
Premiere Global Services, Inc. (I)	3,309	31,634
Vonage Holdings Corp. (I)	30,776	151,110
Windstream Holdings, Inc. (L)	25,936	191,926
		3,169,257
Wireless telecommunication services - 0.3%
Boingo Wireless, Inc. (I)	2,905	21,904
Leap Wireless International, Inc. (I)	8,053	20,294
Shenandoah Telecommunications Company	3,962	123,456
Spok Holdings, Inc.	5,172	99,147
Telephone & Data Systems, Inc.	16,512	411,149
United States Cellular Corp. (I)	4,616	164,884
		840,834
		4,010,091
Utilities - 0.6%
Gas utilities - 0.5%
UGI Corp.	42,881	1,397,492
Independent power and renewable electricity producers - 0.1%
Ormat Technologies, Inc. (L)	9,116	346,590
Water utilities - 0.0%
Consolidated Water Company, Ltd.	3,558	36,541
		1,780,623
TOTAL COMMON STOCKS (Cost $229,370,768)		$280,792,163
WARRANTS - 0.0%
Magnum Hunter Resources Corp. (Expiration
Date: 04/15/2016) (I)(N)	805	0
TOTAL WARRANTS (Cost $855)		$0
SECURITIES LENDING COLLATERAL - 2.6%
John Hancock Collateral Trust (W)(Y)	735,436	7,358,034
TOTAL SECURITIES LENDING
COLLATERAL (Cost $7,358,087)		$7,358,034
SHORT-TERM INVESTMENTS - 0.8%
Money market funds - 0.8%
State Street Institutional Liquid Reserves
Fund, 0.0986% (Y)	2,358,611	2,358,611
TOTAL SHORT-TERM INVESTMENTS (Cost $2,358,611)		$2,358,611
Total Investments (Small Cap Opportunities Trust)
(Cost $239,088,321) - 102.7%		$290,508,808
Other assets and liabilities, net - (2.7%)		(7,658,174)
TOTAL NET ASSETS - 100.0%		$282,850,634

Small Cap Value Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 96.5%
Consumer discretionary - 8.6%
Hotels, restaurants and leisure - 0.0%
International Speedway Corp., Class A	6,800	$221,748
Household durables - 2.7%
Helen of Troy, Ltd. (I)	239,880	19,547,821
Multiline retail - 1.5%
Fred’s, Inc., Class A	626,102	10,700,083
Specialty retail - 4.4%
Advance Auto Parts, Inc.	810	121,249
Ascena Retail Group, Inc. (I)	734,640	10,659,626
CST Brands, Inc.	5,050	221,342
Stage Stores, Inc.	472,869	10,838,157

The accompanying notes are an integral part of the financial statements.	210

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Small Cap Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
The Cato Corp., Class A	256,216	$10,146,154
		31,986,528
		62,456,180
Consumer staples - 4.8%
Beverages - 1.2%
C&C Group PLC	2,135,118	8,740,242
Food and staples retailing - 1.2%
Casey’s General Stores, Inc.	100,400	9,046,040
Food products - 2.4%
Cranswick PLC	352,742	7,172,327
Post Holdings, Inc. (I)	211,270	9,895,887
		17,068,214
		34,854,496
Energy - 6.1%
Energy equipment and services - 2.2%
Era Group, Inc. (I)	274,977	5,730,521
SEACOR Holdings, Inc. (I)	132,638	9,240,889
Tesco Corp.	129,658	1,474,211
		16,445,621
Oil, gas and consumable fuels - 3.9%
Diamondback Energy, Inc. (I)	2,456	188,719
Dorian LPG, Ltd. (I)	427,680	5,572,670
RSP Permian, Inc. (I)	357,090	8,995,097
Scorpio Tankers, Inc.	1,432,100	13,490,382
		28,246,868
		44,692,489
Financials - 18.3%
Banks - 10.3%
First Busey Corp.	823,715	5,510,653
First Midwest Bancorp, Inc.	648,841	11,270,368
First Niagara Financial Group, Inc.	751,172	6,640,360
Flushing Financial Corp.	323,416	6,490,959
Hancock Holding Company	248,130	7,409,162
International Bancshares Corp.	490,204	12,760,010
MB Financial, Inc.	285,348	8,934,246
Webster Financial Corp.	436,800	16,183,440
		75,199,198
Capital markets - 1.0%
Ares Capital Corp.	7,226	124,070
Solar Capital, Ltd.	333,335	6,746,700
		6,870,770
Insurance - 2.5%
Alleghany Corp. (I)	458	223,046
AMERISAFE, Inc.	129,000	5,966,250
Assured Guaranty, Ltd.	4,040	106,616
Primerica, Inc.	225,440	11,474,896
Reinsurance Group of America, Inc.	2,530	235,771
White Mountains Insurance Group, Ltd.	270	184,820
		18,191,399
Real estate investment trusts - 3.1%
Corrections Corp. of America	3,954	159,188
DiamondRock Hospitality Company	502,968	7,106,938
Education Realty Trust, Inc.	220,883	7,814,841
Kite Realty Group Trust	4,210	118,596
Mid-America Apartment Communities, Inc.	1,870	144,495
Summit Hotel Properties, Inc.	523,889	7,371,118
		22,715,176
Thrifts and mortgage finance - 1.4%
Northwest Bancshares, Inc.	835,210	9,897,239
		132,873,782
Health care - 12.9%
Health care equipment and supplies - 4.9%
Haemonetics Corp. (I)	219,120	9,842,870
ICU Medical, Inc. (I)	142,846	13,304,676
STERIS Corp. (L)	176,310	12,389,304
		35,536,850
Health care providers and services - 1.7%
Amsurg Corp. (I)	147,800	9,092,656
CorVel Corp. (I)	99,130	3,411,063
		12,503,719
Health care technology - 2.2%
Allscripts Healthcare Solutions, Inc. (I)	735,490	8,796,460
MedAssets, Inc. (I)	372,980	7,019,484
		15,815,944
Life sciences tools and services - 3.0%
Charles River
Laboratories International, Inc. (I)	188,960	14,982,638
ICON PLC (I)	102,920	7,258,948
		22,241,586
Pharmaceuticals - 1.1%
Phibro Animal Health Corp., Class A	222,890	7,892,535
		93,990,634
Industrials - 23.9%
Aerospace and defense - 2.1%
Cubic Corp.	292,290	15,131,853
Air freight and logistics - 1.1%
UTi Worldwide, Inc. (I)	633,340	7,790,082
Commercial services and supplies - 9.7%
ACCO Brands Corp. (I)	1,134,460	9,427,363
Clean Harbors, Inc. (I)	2,070	117,535
G&K Services, Inc., Class A	254,570	18,463,962
Matthews International Corp., Class A	232,170	11,959,077
SP Plus Corp. (I)	450,818	9,850,373
Steelcase, Inc., Class A	347,090	6,573,885
United Stationers, Inc.	343,568	14,082,852
		70,475,047
Industrial conglomerates - 0.0%
Carlisle Companies, Inc.	2,556	236,762
Machinery - 7.1%
Albany International Corp., Class A	373,224	14,835,654
CIRCOR International, Inc.	72,202	3,949,449
ESCO Technologies, Inc.	247,352	9,641,781
Luxfer Holdings PLC, ADR	332,670	4,447,798
Mueller Industries, Inc.	527,260	19,049,904
		51,924,586
Professional services - 2.1%
FTI Consulting, Inc. (I)	261,060	9,779,308
Mistras Group, Inc. (I)	306,484	5,902,882
		15,682,190

The accompanying notes are an integral part of the financial statements.	211

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Small Cap Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Trading companies and distributors - 1.8%
GATX Corp.	221,530	$12,844,309
		174,084,829
Information technology - 11.8%
Electronic equipment, instruments and components - 6.5%
Belden, Inc.	296,159	27,708,636
Coherent, Inc. (I)	118,100	7,671,776
ScanSource, Inc. (I)	291,600	11,853,540
		47,233,952
IT services - 2.6%
Forrester Research, Inc.	262,533	9,655,964
MAXIMUS, Inc.	133,739	8,928,416
		18,584,380
Semiconductors and semiconductor equipment - 1.1%
Maxim Integrated Products, Inc.	5,780	201,202
Micrel, Inc.	523,818	7,899,175
		8,100,377
Software - 0.0%
Verint Systems, Inc. (I)	740	45,828
Technology hardware, storage and peripherals - 1.6%
Diebold, Inc.	334,060	11,845,768
		85,810,305
Materials - 7.2%
Chemicals - 4.8%
Innospec, Inc.	186,380	8,646,168
Koppers Holdings, Inc.	238,925	4,702,044
Sensient Technologies Corp.	196,270	13,519,078
Zep, Inc.	470,050	8,004,952
		34,872,242
Containers and packaging - 1.1%
AptarGroup, Inc.	1,478	93,883
Greif, Inc., Class A	190,240	7,470,725
		7,564,608
Paper and forest products - 1.3%
Deltic Timber Corp.	146,536	9,708,010
		52,144,860
Utilities - 2.9%
Electric utilities - 0.0%
Westar Energy, Inc.	2,290	88,760
Gas utilities - 2.9%
Atmos Energy Corp.	1,950	107,835
New Jersey Resources Corp.	170,108	5,283,554
The Laclede Group, Inc.	156,950	8,038,979
UGI Corp.	4,830	157,410
WGL Holdings, Inc.	136,960	7,724,544
		21,312,322
		21,401,082
TOTAL COMMON STOCKS (Cost $483,167,488)		$702,308,657
SECURITIES LENDING COLLATERAL - 0.6%
John Hancock
Collateral Trust, 0.1102% (W)(Y)	467,481	4,677,150
TOTAL SECURITIES LENDING
COLLATERAL (Cost $4,677,150)		$4,677,150
SHORT-TERM INVESTMENTS - 3.2%
Repurchase agreement - 3.2%
Bank of America Tri-Party Repurchase
Agreement dated 03/31/2015 at 0.120% to
be repurchased at $23,400,078 on
04/01/2015, collateralized by $12,887,000
Federal Farm Credit Bank, 3.540% - 3.840%
due 09/08/2026 - 08/06/2029 (valued at
$13,062,778, including interest) and
$10,835,000 Federal Home Loan Bank,
2.900% - 3.370% due 09/10/2024 -
09/21/2034 (valued at $10,805,646,
including interest)	$23,400,000	$23,400,000
TOTAL SHORT-TERM INVESTMENTS (Cost $23,400,000)		$23,400,000
Total Investments (Small Cap Value Trust)
(Cost $511,244,638) - 100.3%		$730,385,807
Other assets and liabilities, net - (0.3%)		(2,401,905)
TOTAL NET ASSETS - 100.0%		$727,983,902

Small Company Growth Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 97.8%
Consumer discretionary - 12.9%
Distributors - 0.8%
Pool Corp.	15,369	$1,072,141
Hotels, restaurants and leisure - 5.6%
BJ’s Restaurants, Inc. (I)	19,730	995,379
Brinker International, Inc.	16,670	1,026,196
Choice Hotels International, Inc.	17,198	1,101,876
Domino’s Pizza, Inc.	9,617	966,989
Jack in the Box, Inc.	23,756	2,278,676
The Cheesecake Factory, Inc.	17,887	882,366
		7,251,482
Household durables - 0.7%
Standard Pacific Corp. (I)	107,470	967,230
Leisure products - 0.8%
Brunswick Corp.	19,319	993,963
Specialty retail - 3.1%
ANN, Inc. (I)	21,841	896,136
DSW, Inc., Class A	25,130	926,794
Five Below, Inc. (I)	20,824	740,710
Group 1 Automotive, Inc.	11,864	1,024,219
Vitamin Shoppe, Inc. (I)	11,375	468,536
		4,056,395
Textiles, apparel and luxury goods - 1.9%
G-III Apparel Group, Ltd. (I)	12,865	1,449,242
Steven Madden, Ltd. (I)	28,243	1,073,234
		2,522,476
		16,863,687
Consumer staples - 1.3%
Food products - 1.3%
B&G Foods, Inc.	23,943	704,642

The accompanying notes are an integral part of the financial statements.	212

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Small Company Growth Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Food products (continued)
Lancaster Colony Corp.	10,841	$1,031,738
		1,736,380
		1,736,380
Energy - 3.5%
Energy equipment and services - 1.1%
Atwood Oceanics, Inc.	13,615	382,718
Dril-Quip, Inc. (I)	10,029	685,883
Patterson-UTI Energy, Inc.	21,122	396,566
		1,465,167
Oil, gas and consumable fuels - 2.4%
Energen Corp.	13,052	861,432
Laredo Petroleum, Inc. (I)(L)	31,642	412,612
Oasis Petroleum, Inc. (I)(L)	23,023	327,387
SemGroup Corp., Class A	10,964	891,812
Ultra Petroleum Corp. (I)(L)	37,397	584,515
		3,077,758
		4,542,925
Financials - 7.4%
Banks - 2.8%
Hancock Holding Company	25,438	759,579
Home BancShares, Inc.	27,216	922,350
SVB Financial Group (I)	9,781	1,242,578
UMB Financial Corp.	15,329	810,751
		3,735,258
Capital markets - 2.8%
Affiliated Managers Group, Inc. (I)	4,391	943,099
Janus Capital Group, Inc.	70,952	1,219,665
Stifel Financial Corp. (I)	26,456	1,474,922
		3,637,686
Insurance - 0.9%
American Equity Investment Life
Holding Company	38,862	1,132,050
Real estate investment trusts - 0.9%
Corrections Corp. of America	29,111	1,172,009
		9,677,003
Health care - 23.2%
Biotechnology - 5.3%
Alnylam Pharmaceuticals, Inc. (I)	10,854	1,133,375
Enanta Pharmaceuticals, Inc. (I)(L)	12,478	382,076
Exact Sciences Corp. (I)(L)	57,186	1,259,236
Incyte Corp., Ltd. (I)	16,362	1,499,741
Kythera Biopharmaceuticals, Inc. (I)	3,975	199,346
Neurocrine Biosciences, Inc. (I)	24,067	955,701
Repligen Corp. (I)	26,077	791,698
Seattle Genetics, Inc. (I)	20,257	716,085
		6,937,258
Health care equipment and supplies - 5.2%
DexCom, Inc. (I)	22,212	1,384,696
Hill-Rom Holdings, Inc.	20,989	1,028,461
NuVasive, Inc. (I)	25,529	1,174,079
Sirona Dental Systems, Inc. (I)	11,571	1,041,274
STERIS Corp.	19,754	1,388,114
Thoratec Corp. (I)	19,037	797,460
		6,814,084
Health care providers and services - 5.7%
Chemed Corp.	11,638	1,389,577
Community Health Systems, Inc. (I)	22,548	1,178,809
Envision Healthcare Holdings, Inc. (I)	25,479	977,120
HealthSouth Corp.	26,008	1,153,715
Select Medical Holdings Corp.	65,711	974,494
VCA, Inc. (I)	31,528	1,728,365
		7,402,080
Health care technology - 0.2%
HMS Holdings Corp. (I)	18,115	279,877
Life sciences tools and services - 3.1%
Affymetrix, Inc. (I)	39,903	501,182
Bio-Techne Corp.	10,450	1,048,031
PAREXEL International Corp. (I)	18,764	1,294,528
PerkinElmer, Inc.	19,819	1,013,544
VWR Corp. (I)	8,777	228,114
		4,085,399
Pharmaceuticals - 3.7%
Catalent, Inc. (I)	35,172	1,095,608
Jazz Pharmaceuticals PLC (I)	5,673	980,238
Nektar Therapeutics (I)	72,016	792,176
Pacira Pharmaceuticals, Inc. (I)	8,639	767,575
Salix Pharmaceuticals, Ltd. (I)(L)	6,661	1,151,087
		4,786,684
		30,305,382
Industrials - 16.3%
Aerospace and defense - 1.6%
Hexcel Corp.	20,935	1,076,478
TransDigm Group, Inc.	4,954	1,083,539
		2,160,017
Air freight and logistics - 0.9%
Forward Air Corp.	20,951	1,137,639
Building products - 0.8%
AO Smith Corp.	16,537	1,085,819
Commercial services and supplies - 2.0%
Pitney Bowes, Inc.	46,842	1,092,355
Steelcase, Inc., Class A	54,428	1,030,866
Tetra Tech, Inc.	21,184	508,840
		2,632,061
Construction and engineering - 0.4%
MasTec, Inc. (I)	26,782	516,893
Electrical equipment - 1.2%
Acuity Brands, Inc.	9,004	1,514,113
Machinery - 4.7%
Crane Company	13,794	860,884
ITT Corp.	27,301	1,089,583
Lincoln Electric Holdings, Inc.	14,910	974,965
WABCO Holdings, Inc. (I)	10,954	1,346,028
Wabtec Corp.	19,118	1,816,401
		6,087,861
Marine - 0.7%
Kirby Corp. (I)	11,600	870,580
Professional services - 0.0%
The Corporate Executive Board Company	197	15,732
Road and rail - 2.5%
Knight Transportation, Inc.	42,066	1,356,629
Old Dominion Freight Line, Inc. (I)	8,935	690,676

The accompanying notes are an integral part of the financial statements.	213

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Small Company Growth Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Road and rail (continued)
Swift Transportation Company (I)	44,487	$1,157,552
		3,204,857
Trading companies and distributors - 1.5%
Watsco, Inc.	9,700	1,219,290
WESCO International, Inc. (I)	11,546	806,950
		2,026,240
		21,251,812
Information technology - 28.2%
Communications equipment - 2.2%
ARRIS Group, Inc. (I)	42,772	1,235,897
Finisar Corp. (I)	33,381	712,351
Infinera Corp. (I)	48,727	958,460
		2,906,708
Electronic equipment, instruments and components - 3.2%
Cognex Corp. (I)	22,713	1,126,338
IPG Photonics Corp. (I)	8,822	817,799
National Instruments Corp.	24,642	789,530
SYNNEX Corp.	17,688	1,366,398
		4,100,065
Internet software and services - 3.6%
CoStar Group, Inc. (I)	10,091	1,996,303
Dealertrack Technologies, Inc. (I)	22,219	855,876
Envestnet, Inc. (I)	18,525	1,038,882
HomeAway, Inc. (I)	25,796	778,265
		4,669,326
IT services - 1.9%
Booz Allen Hamilton Holding Corp.	36,723	1,062,764
EPAM Systems, Inc. (I)	22,331	1,368,667
		2,431,431
Semiconductors and semiconductor equipment - 5.3%
Atmel Corp.	128,897	1,060,822
Cavium, Inc. (I)	18,130	1,283,967
MKS Instruments, Inc.	21,623	731,074
Monolithic Power Systems, Inc.	20,251	1,066,215
Power Integrations, Inc.	18,753	976,656
Silicon Laboratories, Inc. (I)	18,827	955,847
Teradyne, Inc.	47,554	896,393
		6,970,974
Software - 11.3%
Aspen Technology, Inc. (I)	25,510	981,880
Cadence Design Systems, Inc. (I)	53,410	984,880
CommVault Systems, Inc. (I)	11,138	486,731
Guidewire Software, Inc. (I)	20,877	1,098,339
Interactive Intelligence Group, Inc. (I)	16,109	663,369
Manhattan Associates, Inc. (I)	57,908	2,930,724
Mentor Graphics Corp.	41,050	986,432
MicroStrategy, Inc., Class A (I)	6,845	1,158,106
Qlik Technologies, Inc. (I)	33,491	1,042,575
Qualys, Inc. (I)	24,617	1,144,198
SolarWinds, Inc. (I)	21,155	1,083,982
The Ultimate Software Group, Inc. (I)	6,840	1,162,492
Verint Systems, Inc. (I)	16,591	1,027,481
		14,751,189
Technology hardware, storage and peripherals - 0.7%
Cray, Inc. (I)	34,187	959,971
		36,789,664
Materials - 2.8%
Chemicals - 0.8%
PolyOne Corp.	29,822	1,113,852
Construction materials - 0.8%
Martin Marietta Materials, Inc.	7,340	1,026,132
Containers and packaging - 0.8%
Berry Plastics Group, Inc. (I)	27,284	987,408
Metals and mining - 0.4%
Carpenter Technology Corp.	13,075	508,356
		3,635,748
Telecommunication services - 1.4%
Wireless telecommunication services - 1.4%
SBA Communications Corp., Class A (I)	16,001	1,873,717
Utilities - 0.8%
Electric utilities - 0.8%
ITC Holdings Corp.	27,111	1,014,765
TOTAL COMMON STOCKS (Cost $91,066,426)		$127,691,083

SECURITIES LENDING COLLATERAL - 3.0%
John Hancock
Collateral Trust, 0.1102% (W)(Y)	388,491	3,886,849
TOTAL SECURITIES LENDING
COLLATERAL (Cost $3,886,870)		$3,886,849

SHORT-TERM INVESTMENTS - 2.1%
Money market funds - 2.1%
State Street Institutional Liquid Reserves
Fund, 0.0986% (Y)	2,797,585	2,797,585
TOTAL SHORT-TERM INVESTMENTS (Cost $2,797,585)		$2,797,585
Total Investments (Small Company Growth Trust)
(Cost $97,750,881) - 102.9%		$134,375,517
Other assets and liabilities, net - (2.9%)		(3,822,881)
TOTAL NET ASSETS - 100.0%		$130,552,636

Small Company Value Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 98.3%
Consumer discretionary - 13.1%
Auto components - 2.1%
Dorman Products, Inc. (I)(L)	46,000	$2,288,500
Drew Industries, Inc.	52,100	3,206,234
Modine Manufacturing Company (I)	125,600	1,691,832
		7,186,566
Distributors - 0.9%
Pool Corp.	42,700	2,978,752
Diversified consumer services - 0.5%
American Public Education, Inc. (I)	35,400	1,061,292
Apollo Education Group, Inc. (I)	36,100	683,012
		1,744,304
Hotels, restaurants and leisure - 0.8%
Belmond, Ltd., Class A (I)	38,000	466,640
Interval Leisure Group, Inc.	34,000	891,140

The accompanying notes are an integral part of the financial statements.	214

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Red Robin Gourmet Burgers, Inc. (I)	16,300	$1,418,100
		2,775,880
Household durables - 2.0%
CSS Industries, Inc.	56,600	1,706,490
Ethan Allen Interiors, Inc.	61,200	1,691,568
Meritage Homes Corp. (I)	73,300	3,565,312
		6,963,370
Leisure products - 0.5%
Brunswick Corp.	37,500	1,929,375
Media - 1.4%
National CineMedia, Inc.	36,900	557,190
New Media Investment Group, Inc.	79,400	1,900,042
Saga Communications, Inc., Class A	49,800	2,218,092
Scholastic Corp.	4,800	196,512
		4,871,836
Multiline retail - 0.4%
Fred’s, Inc., Class A	79,000	1,350,110
Specialty retail - 3.4%
Aaron’s, Inc.	185,401	5,248,674
Haverty Furniture Companies, Inc.	87,200	2,169,536
Pier 1 Imports, Inc.	147,600	2,063,448
Sportsman’s Warehouse Holdings, Inc. (I)(L)	119,700	956,403
Stein Mart, Inc.	101,400	1,262,430
		11,700,491
Textiles, apparel and luxury goods - 1.1%
Crocs, Inc. (I)	60,600	715,686
Culp, Inc.	74,200	1,984,850
Quiksilver, Inc. (I)(L)	208,500	385,725
Steven Madden, Ltd. (I)	23,700	900,600
		3,986,861
		45,487,545
Consumer staples - 2.2%
Food and staples retailing - 1.0%
PriceSmart, Inc.	10,400	883,792
SpartanNash Company	86,220	2,721,103
		3,604,895
Food products - 0.9%
Pinnacle Foods, Inc.	38,300	1,563,023
Post Holdings, Inc. (I)	37,200	1,742,448
		3,305,471
Tobacco - 0.3%
Vector Group, Ltd. (L)	41,000	900,770
		7,811,136
Energy - 3.6%
Energy equipment and services - 1.4%
Atwood Oceanics, Inc.	39,400	1,107,534
Bristow Group, Inc.	17,700	963,765
CARBO Ceramics, Inc. (L)	28,200	860,382
Tesco Corp.	94,100	1,069,917
TETRA Technologies, Inc. (I)	129,400	799,692
		4,801,290
Oil, gas and consumable fuels - 2.2%
Clayton Williams Energy, Inc. (I)(L)	23,200	1,174,616
GasLog, Ltd. (L)	39,600	769,032
Matador Resources Company (I)(L)	75,900	1,663,728
PDC Energy, Inc. (I)	27,800	1,502,312
Rosetta Resources, Inc. (I)	44,600	759,092
Teekay Tankers, Ltd., Class A (L)	316,700	1,817,858
		7,686,638
		12,487,928
Financials - 28.4%
Banks - 9.9%
BBCN Bancorp, Inc.	98,100	1,419,507
Columbia Banking System, Inc.	80,500	2,332,085
East West Bancorp, Inc.	143,300	5,797,918
Glacier Bancorp, Inc.	123,700	3,111,055
Home BancShares, Inc.	185,800	6,296,762
National Bank Holdings Corp., Class A	96,800	1,820,808
Sandy Spring Bancorp, Inc.	76,200	1,998,726
Signature Bank (I)	23,000	2,980,340
SVB Financial Group (I)	40,600	5,157,824
Wintrust Financial Corp.	75,700	3,609,376
		34,524,401
Capital markets - 2.8%
Ares Capital Corp.	130,500	2,240,685
Hercules Technology Growth Capital, Inc. (L)	158,100	2,131,188
Janus Capital Group, Inc.	79,900	1,373,481
JMP Group LLC	66,400	556,432
Main Street Capital Corp. (L)	26,400	815,760
Piper Jaffray Companies (I)	21,700	1,138,382
Safeguard Scientifics, Inc. (I)	75,700	1,368,656
		9,624,584
Diversified financial services - 0.5%
Compass Diversified Holdings	91,300	1,561,230
Insurance - 4.2%
Assured Guaranty, Ltd.	57,000	1,504,230
Employers Holdings, Inc.	89,150	2,406,159
Enstar Group, Ltd. (I)	3,200	453,952
Meadowbrook Insurance Group, Inc.	194,300	1,651,550
National Interstate Corp.	69,600	1,954,368
ProAssurance Corp.	131,500	6,037,165
Safety Insurance Group, Inc.	9,900	591,525
State Auto Financial Corp.	8,200	199,178
		14,798,127
Real estate investment trusts - 9.9%
Acadia Realty Trust	91,700	3,198,496
Associated Estates Realty Corp.	67,900	1,675,772
CatchMark Timber Trust, Inc., Class A	58,330	683,628
CBL & Associates Properties, Inc.	124,000	2,455,200
Cedar Realty Trust, Inc.	192,400	1,441,076
Corporate Office Properties Trust	28,200	828,516
Douglas Emmett, Inc.	12,400	369,644
First Potomac Realty Trust	154,900	1,841,761
Hatteras Financial Corp.	112,100	2,035,736
Home Properties, Inc.	24,000	1,662,960
Kilroy Realty Corp.	35,800	2,726,886
Kite Realty Group Trust	53,900	1,518,363
LaSalle Hotel Properties	85,700	3,330,302
Potlatch Corp.	56,400	2,258,256
PS Business Parks, Inc.	13,100	1,087,824
Redwood Trust, Inc.	120,500	2,153,335
Saul Centers, Inc.	34,800	1,990,560
Strategic Hotels & Resorts, Inc. (I)	124,300	1,545,049
Washington Real Estate Investment Trust	64,700	1,787,661
		34,591,025

The accompanying notes are an integral part of the financial statements.	215

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Real estate management and development - 0.2%
Forestar Group, Inc. (I)	49,400	$779,038
Thrifts and mortgage finance - 0.9%
Radian Group, Inc. (L)	132,300	2,221,317
WSFS Financial Corp.	11,500	869,745
		3,091,062
		98,969,467
Health care - 6.7%
Biotechnology - 0.3%
Momenta Pharmaceuticals, Inc. (I)	78,000	1,185,600
Health care equipment and supplies - 4.1%
Analogic Corp.	21,700	1,972,530
Atrion Corp.	6,200	2,142,162
Halyard Health, Inc. (I)	64,900	3,193,080
Quidel Corp. (I)	63,500	1,713,230
West Pharmaceutical Services, Inc.	88,000	5,298,480
		14,319,482
Health care providers and services - 2.3%
National Healthcare Corp.	41,600	2,650,336
Select Medical Holdings Corp.	80,100	1,187,883
The Ensign Group, Inc.	15,800	740,388
Triple-S Management Corp., Class B (I)	56,400	1,121,232
WellCare Health Plans, Inc. (I)	23,400	2,140,164
		7,840,003
		23,345,085
Industrials - 21.9%
Aerospace and defense - 0.2%
Cubic Corp.	17,300	895,621
Air freight and logistics - 0.8%
Hub Group, Inc., Class A (I)	39,100	1,536,239
UTi Worldwide, Inc. (I)	99,500	1,223,850
		2,760,089
Airlines - 1.6%
Alaska Air Group, Inc.	85,200	5,638,536
Building products - 1.1%
Gibraltar Industries, Inc. (I)	110,300	1,810,023
Universal Forest Products, Inc.	39,600	2,197,008
		4,007,031
Commercial services and supplies - 5.0%
Brady Corp., Class A	29,200	826,068
G&K Services, Inc., Class A	55,300	4,010,909
Matthews International Corp., Class A	70,700	3,641,757
McGrath RentCorp.	115,430	3,798,801
MSA Safety, Inc.	51,400	2,563,832
US Ecology, Inc.	50,400	2,518,488
		17,359,855
Construction and engineering - 1.1%
Aegion Corp. (I)	91,900	1,658,795
Comfort Systems USA, Inc.	96,700	2,034,568
		3,693,363
Electrical equipment - 0.6%
Franklin Electric Company, Inc.	52,700	2,009,978
Machinery - 4.1%
Astec Industries, Inc.	34,500	1,479,360
CIRCOR International, Inc.	38,600	2,111,420
ESCO Technologies, Inc.	71,000	2,767,580
Hillenbrand, Inc.	25,910	799,842
Luxfer Holdings PLC, ADR	46,150	617,026
Nordson Corp.	33,800	2,647,892
RBC Bearings, Inc.	15,500	1,186,370
Sun Hydraulics Corp.	34,200	1,414,512
Woodward, Inc.	26,430	1,348,194
		14,372,196
Marine - 0.7%
Kirby Corp. (I)	32,300	2,424,115
Professional services - 0.9%
FTI Consulting, Inc. (I)	45,300	1,696,938
Navigant Consulting, Inc. (I)	118,200	1,531,872
		3,228,810
Road and rail - 3.9%
Genesee & Wyoming, Inc., Class A (I)	65,400	6,307,176
Landstar System, Inc.	78,300	5,191,290
Universal Truckload Services, Inc.	61,589	1,550,811
YRC Worldwide, Inc. (I)	24,300	436,428
		13,485,705
Trading companies and distributors - 1.9%
Beacon Roofing Supply, Inc. (I)	144,900	4,535,370
Kaman Corp.	47,000	1,994,210
		6,529,580
		76,404,879
Information technology - 10.0%
Communications equipment - 0.7%
Ixia (I)	155,300	1,883,789
Sonus Networks, Inc. (I)	61,940	488,087
		2,371,876
Electronic equipment, instruments and components - 6.1%
Badger Meter, Inc.	14,500	869,130
Belden, Inc.	52,900	4,949,324
Electro Rent Corp.	136,100	1,543,374
Electro Scientific Industries, Inc.	124,100	766,938
Fabrinet (I)	92,300	1,752,777
Littelfuse, Inc.	42,500	4,224,075
Methode Electronics, Inc.	35,900	1,688,736
Newport Corp. (I)	58,400	1,113,104
SYNNEX Corp.	56,900	4,395,525
		21,302,983
Semiconductors and semiconductor equipment - 2.6%
Advanced Energy Industries, Inc. (I)	81,200	2,083,592
Brooks Automation, Inc.	92,300	1,073,449
Cabot Microelectronics Corp. (I)	62,500	3,123,125
Entegris, Inc. (I)	62,400	854,256
Intersil Corp., Class A	36,800	526,976
Teradyne, Inc.	88,100	1,660,685
		9,322,083
Software - 0.6%
Progress Software Corp. (I)	73,900	2,007,863
		35,004,805
Materials - 7.7%
Chemicals - 2.7%
American Vanguard Corp.	81,600	866,592
Innospec, Inc.	104,700	4,857,033
Minerals Technologies, Inc.	50,400	3,684,240
		9,407,865

The accompanying notes are an integral part of the financial statements.	216

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Containers and packaging - 1.9%
AptarGroup, Inc.	70,100	$4,452,752
Myers Industries, Inc.	118,400	2,075,552
		6,528,304
Metals and mining - 1.0%
Carpenter Technology Corp.	26,500	1,030,320
Royal Gold, Inc.	20,200	1,274,822
Ryerson Holding Corp. (I)	41,800	266,266
Stillwater Mining Company (I)	87,000	1,124,040
		3,695,448
Paper and forest products - 2.1%
Clearwater Paper Corp. (I)	44,000	2,873,200
Deltic Timber Corp.	36,200	2,398,250
Wausau Paper Corp.	209,100	1,992,723
		7,264,173
		26,895,790
Utilities - 4.7%
Electric utilities - 2.3%
Cleco Corp.	57,300	3,123,996
El Paso Electric Company	63,100	2,438,184
PNM Resources, Inc.	74,000	2,160,800
Portland General Electric Company	9,600	356,064
		8,079,044
Gas utilities - 1.0%
ONE Gas, Inc.	16,700	721,941
Southwest Gas Corp.	48,200	2,803,794
		3,525,735
Multi-utilities - 1.4%
Black Hills Corp.	33,000	1,664,520
NorthWestern Corp.	53,700	2,888,523
Vectren Corp.	6,400	282,496
		4,835,539
		16,440,318
TOTAL COMMON STOCKS (Cost $224,955,646)		$342,846,953

INVESTMENT COMPANIES - 0.2%
iShares Russell 2000 Value ETF (L)	6,800	701,828
TOTAL INVESTMENT COMPANIES (Cost $403,071)		$701,828

SECURITIES LENDING COLLATERAL - 3.0%
John Hancock
Collateral Trust, 0.1102% (W)(Y)	1,039,481	10,400,011
TOTAL SECURITIES LENDING
COLLATERAL (Cost $10,400,226)		$10,400,011

SHORT-TERM INVESTMENTS - 1.5%
Money market funds - 1.5%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	450,000	450,000
T.Rowe Price Reserve Investment
Fund, 0.0384% (Y)	4,842,390	4,842,390
TOTAL SHORT-TERM INVESTMENTS (Cost $5,292,390)		$5,292,390
Total Investments (Small Company Value Trust)
(Cost $241,051,333) - 103.0%		$359,241,182
Other assets and liabilities, net - (3.0%)		(10,461,901)
TOTAL NET ASSETS - 100.0%		$348,779,281

Strategic Equity Allocation Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 96.6%
Consumer discretionary - 12.3%
Auto components - 0.7%
Aisin Seiki Company, Ltd.	48,604	$1,762,153
American Axle &
Manufacturing Holdings, Inc. (I)	14,982	386,985
BorgWarner, Inc.	78,146	4,726,270
Bridgestone Corp.	164,074	6,569,510
Cie Generale des Etablissements Michelin	46,689	4,642,983
Continental AG	27,772	6,540,206
Cooper Tire & Rubber Company	12,767	546,938
Cooper-Standard Holding, Inc. (I)	3,046	180,323
Dana Holding Corp.	115,020	2,433,823
Delphi Automotive PLC	100,173	7,987,795
Denso Corp.	122,595	5,588,532
Dorman Products, Inc. (I) (L)	6,072	302,082
Drew Industries, Inc.	5,227	321,670
Federal-Mogul Holdings Corp. (I)	6,690	89,044
Fox Factory Holding Corp. (I)	2,708	41,541
Fuel Systems Solutions, Inc. (I)	3,967	43,796
Gentex Corp.	138,784	2,539,747
Gentherm, Inc. (I)	7,910	399,534
GKN PLC	416,841	2,211,079
Johnson Controls, Inc.	226,840	11,441,810
Koito Manufacturing Company, Ltd.	24,666	741,676
Modine Manufacturing Company (I)	10,897	146,783
Motorcar Parts of America, Inc. (I)	4,084	113,494
NGK Spark Plug Company, Ltd.	45,399	1,218,691
NHK Spring Company, Ltd.	38,577	401,320
NOK Corp.	23,472	705,745
Nokian Renkaat OYJ (L)	28,806	858,471
Pirelli & C. SpA	60,435	1,000,364
Remy International Inc. (I)	6,988	155,203
Spartan Motors, Inc.	8,768	42,525
Standard Motor Products, Inc.	4,403	186,071
Stanley Electric Company, Ltd.	36,167	816,373
Stoneridge, Inc. (I)	6,528	73,701
Strattec Security Corp.	834	61,583
Sumitomo Electric Industries, Ltd.	191,543	2,510,832
Sumitomo Rubber Industries, Ltd.	41,902	772,395
Superior Industries International, Inc.	5,556	105,175
Tenneco, Inc. (I)	13,488	774,481
The Goodyear Tire & Rubber Company	93,057	2,519,984
The Yokohama Rubber Company, Ltd.	53,000	546,327
Tower International, Inc. (I)	4,721	125,579
Toyoda Gosei Company, Ltd.	15,903	355,005
Toyota Industries Corp.	41,353	2,365,261
Valeo SA	18,960	2,827,982
		78,180,842
Automobiles - 1.6%
Bayerische Motoren Werke AG	83,687	10,421,971
Daihatsu Motor Company, Ltd.	48,712	745,079
Daimler AG (L)	243,399	23,374,756
Fiat Chrysler Automobiles NV (I)	227,503	3,693,299
Ford Motor Company	1,365,083	22,032,440
Fuji Heavy Industries, Ltd.	148,012	4,913,440
General Motors Company	466,769	17,503,838
Harley-Davidson, Inc.	73,016	4,434,992
Honda Motor Company, Ltd.	411,973	13,448,003
Isuzu Motors, Ltd.	150,900	2,002,062
Mazda Motor Corp.	135,700	2,749,530
Mitsubishi Motors Corp.	162,437	1,464,654
Nissan Motor Company, Ltd.	627,696	6,384,009
Peugeot SA (I)	99,497	1,663,153

The accompanying notes are an integral part of the financial statements.	217

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Automobiles (continued)
Renault SA	48,494	$4,404,712
Suzuki Motor Corp.	91,543	2,749,422
Thor Industries, Inc.	21,831	1,379,938
Toyota Motor Corp.	690,952	48,231,021
Volkswagen AG	7,494	1,926,874
Winnebago Industries, Inc.	6,165	131,068
Yamaha Motor Company, Ltd.	66,613	1,604,749
		175,259,010
Distributors - 0.1%
Core-Mark Holding Company, Inc.	5,115	328,997
Genuine Parts Company	52,694	4,910,554
Jardine Cycle and Carriage, Ltd.	26,467	790,540
LKQ Corp. (I)	142,921	3,653,061
Pool Corp.	10,029	699,623
VOXX International Corp. (I)	5,030	46,075
Weyco Group, Inc.	1,610	48,139
		10,476,989
Diversified consumer services - 0.1%
2U, Inc. (I)	2,413	61,725
American Public Education, Inc. (I)	3,918	117,462
Apollo Education Group, Inc. (I)	45,397	858,911
Ascent Capital Group, Inc., Class A (I)	3,343	133,085
Benesse Holdings, Inc.	16,555	520,788
Bridgepoint Education, Inc. (I)	3,975	38,359
Bright Horizons Family Solutions, Inc. (I)	6,791	348,175
Capella Education Company	2,467	160,059
Career Education Corp. (I)	16,102	80,993
Carriage Services, Inc.	3,643	86,958
Chegg, Inc. (I) (L)	16,973	134,935
Collectors Universe, Inc.	1,753	39,548
DeVry Education Group, Inc.	26,984	900,186
Graham Holdings Company, Class B	2,081	2,184,280
Grand Canyon Education, Inc. (I)	10,416	451,013
H&R Block, Inc.	94,346	3,025,676
Houghton Mifflin Harcourt Company (I)	24,269	569,836
ITT Educational Services, Inc. (I) (L)	5,410	36,734
K12, Inc. (I)	7,833	123,135
LifeLock, Inc. (I)	18,017	254,220
Regis Corp. (I)	9,822	160,688
Service Corp. International	95,365	2,484,258
Sotheby’s (L)	42,451	1,793,979
Steiner Leisure, Ltd. (I)	3,133	148,504
Strayer Education, Inc. (I)	2,438	130,214
Universal Technical Institute, Inc.	5,210	50,016
Weight Watchers International, Inc. (L) (I)	6,513	45,526
		14,939,263
Hotels, restaurants and leisure - 1.6%
Accor SA	43,489	2,267,781
Belmond, Ltd., Class A (I)	21,682	266,255
Biglari Holdings, Inc. (I)	391	161,913
BJ’s Restaurants, Inc. (I)	4,826	243,472
Bloomin’ Brands, Inc.	17,167	417,673
Bob Evans Farms, Inc.	5,549	256,697
Boyd Gaming Corp. (I)	17,372	246,682
Bravo Brio Restaurant Group, Inc. (I)	4,932	72,451
Brinker International, Inc.	29,666	1,826,239
Buffalo Wild Wings, Inc. (I)	13,099	2,374,063
Caesars Acquisition Company, Class A (I)	10,479	71,257
Caesars Entertainment Corp. (I) (L)	11,814	124,401
Carnival Corp.	155,437	7,436,106
Carnival PLC	46,689	2,283,115
Carrols Restaurant Group, Inc. (I)	9,036	74,908
Chipotle Mexican Grill, Inc. (I)	10,705	6,964,031
Churchill Downs, Inc.	3,006	345,600
Chuy’s Holdings, Inc. (I)	3,750	84,488
ClubCorp Holdings, Inc.	5,137	99,452
Compass Group PLC	421,429	7,315,690
Cracker Barrel Old Country Store, Inc.	4,220	642,031
Crown Resorts, Ltd.	92,571	939,591
Darden Restaurants, Inc.	42,851	2,971,288
Dave & Buster’s Entertainment, Inc. (I)	1,500	45,690
Del Frisco’s Restaurant Group, Inc. (I)	5,479	110,402
Denny’s Corp. (I)	19,549	222,859
Diamond Resorts International, Inc. (I)	7,824	261,556
DineEquity, Inc.	3,713	397,328
Domino’s Pizza, Inc.	26,146	2,628,980
El Pollo Loco Holdings, Inc. (I) (L)	1,830	46,866
Fiesta Restaurant Group, Inc. (I)	6,001	366,061
Flight Centre Travel Group, Ltd. (L)	13,643	410,623
Galaxy Entertainment Group, Ltd.	588,153	2,670,415
Genting Singapore PLC	1,553,821	1,038,933
InterContinental Hotels Group PLC	59,152	2,307,143
International Game Technology	116,279	2,024,417
International Speedway Corp., Class A	19,411	632,993
Interval Leisure Group, Inc.	8,933	234,134
Intrawest Resorts Holdings, Inc. (I)	3,702	32,281
Isle of Capri Casinos, Inc. (I)	5,163	72,540
Jack in the Box, Inc.	8,877	851,482
Jamba, Inc. (I) (L)	4,141	60,914
Krispy Kreme Doughnuts, Inc. (I)	14,646	292,774
La Quinta Holdings, Inc. (I)	9,838	232,964
Life Time Fitness, Inc. (I)	25,937	1,840,490
Marriott International, Inc., Class A	71,572	5,748,663
Marriott Vacations Worldwide Corp.	5,870	475,764
McDonald’s Corp.	331,632	32,314,222
McDonald’s Holdings
Company Japan, Ltd. (L)	16,061	355,936
Merlin Entertainments PLC (S)	124,991	818,302
MGM China Holdings, Ltd.	243,372	457,242
Monarch Casino & Resort, Inc. (I)	2,387	45,687
Morgans Hotel Group Company (I)	7,781	60,303
Nathan’s Famous, Inc.	837	45,324
Noodles & Company (I) (L)	2,610	45,518
Oriental Land Company, Ltd.	50,792	3,845,873
Panera Bread Company, Class A (I)	11,973	1,915,620
Papa John’s International, Inc.	6,818	421,421
Penn National Gaming, Inc. (I)	17,595	275,538
Pinnacle Entertainment, Inc. (I)	13,304	480,141
Popeyes Louisiana Kitchen, Inc. (I)	5,247	313,876
Potbelly Corp. (I)	3,581	49,060
Red Robin Gourmet Burgers, Inc. (I)	3,190	277,530
Royal Caribbean Cruises, Ltd.	56,845	4,652,763
Ruby Tuesday, Inc. (I)	14,533	87,343
Ruth’s Hospitality Group, Inc.	8,370	132,916
Sands China, Ltd.	609,482	2,520,350
Scientific Games Corp., Class A (I) (L)	11,648	121,955
Shangri-La Asia, Ltd.	279,964	384,489
SJM Holdings, Ltd.	493,884	645,049
Sodexo	23,954	2,336,314
Sonic Corp.	12,172	385,852
Speedway Motorsports, Inc.	2,865	65,179
Starbucks Corp.	258,720	24,500,784
Starwood Hotels & Resorts Worldwide, Inc.	59,261	4,948,294
Tabcorp Holdings, Ltd.	210,650	758,971

The accompanying notes are an integral part of the financial statements.	218

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Tatts Group, Ltd.	364,382	$1,102,393
Texas Roadhouse, Inc.	15,496	564,519
The Cheesecake Factory, Inc.	32,958	1,625,818
The Habit Restaurants, Inc., Class A (I) (L)	1,476	47,439
The Marcus Corp.	4,187	89,141
The Wendy’s Company	129,590	1,412,531
TUI AG	114,081	2,001,446
Vail Resorts, Inc.	8,017	829,118
Whitbread PLC	45,690	3,547,823
William Hill PLC	221,511	1,216,375
Wyndham Worldwide Corp.	41,628	3,766,085
Wynn Macau, Ltd.	395,270	854,227
Wynn Resorts, Ltd.	27,956	3,519,101
Yum! Brands, Inc.	149,452	11,764,861
Zoe’s Kitchen, Inc. (I)	1,394	46,406
		176,140,591
Household durables - 0.7%
Beazer Homes USA, Inc. (I)	6,145	108,889
Casio Computer Company, Ltd. (L)	49,848	944,202
Cavco Industries, Inc. (I)	2,014	151,171
CSS Industries, Inc.	2,238	67,476
D.R. Horton, Inc.	114,707	3,266,855
Electrolux AB, Series B (L)	61,123	1,746,187
Ethan Allen Interiors, Inc.	5,738	158,598
Flexsteel Industries, Inc.	1,325	41,459
Garmin, Ltd. (L)	41,237	1,959,582
Harman International Industries, Inc.	23,689	3,165,561
Helen of Troy, Ltd. (I)	6,328	515,669
Hovnanian Enterprises, Inc., Class A (I) (L)	26,534	94,461
Husqvarna AB, B Shares	104,168	754,549
Iida Group Holdings Company, Ltd.	40,400	502,597
Installed Building Products, Inc. (I)	2,030	44,173
iRobot Corp. (I)	6,640	216,663
Jarden Corp. (I)	84,324	4,460,740
KB Home	61,496	960,568
La-Z-Boy, Inc.	11,710	329,168
Leggett & Platt, Inc.	47,975	2,211,168
Lennar Corp., Class A	61,582	3,190,563
LGI Homes, Inc. (I) (L)	3,487	58,093
Libbey, Inc.	4,818	192,286
Lifetime Brands, Inc.	2,639	40,324
M/I Homes, Inc. (I)	5,527	131,764
MDC Holdings, Inc.	27,038	770,583
Meritage Homes Corp. (I)	8,687	422,536
Mohawk Industries, Inc. (I)	21,411	3,977,093
NACCO Industries, Inc., Class A	1,137	60,250
Newell Rubbermaid, Inc.	93,585	3,656,366
Nikon Corp. (L)	86,546	1,160,454
NVR, Inc. (I)	1,808	2,402,217
Panasonic Corp.	557,509	7,321,229
Persimmon PLC (I)	77,534	1,910,704
PulteGroup, Inc.	114,307	2,541,045
Rinnai Corp.	9,378	695,012
Sekisui Chemical Company, Ltd.	108,163	1,403,413
Sekisui House, Ltd.	139,478	2,025,224
Sharp Corp. (I) (L)	388,898	761,733
Skullcandy, Inc. (I)	4,557	51,494
Sony Corp. (I)	290,500	7,769,017
Standard Pacific Corp. (I)	32,116	289,044
Techtronic Industries Company	348,742	1,175,747
Tempur Sealy International, Inc. (I)	28,634	1,653,327
The Dixie Group, Inc. (I)	3,679	33,295
The Ryland Group, Inc.	10,431	508,407
Toll Brothers, Inc. (I)	75,116	2,955,063
TRI Pointe Homes, Inc. (I)	32,804	506,166
Tupperware Brands Corp.	23,381	1,613,757
Universal Electronics, Inc. (I)	3,587	202,450
WCI Communities, Inc. (I)	2,583	61,863
Whirlpool Corp.	26,954	5,446,325
William Lyon Homes, Class A (I)	3,956	102,144
		76,788,724
Internet and catalog retail - 0.8%
1-800-Flowers.com, Inc., Class A (I)	5,701	67,443
Amazon.com, Inc. (I)	131,396	48,892,452
Blue Nile, Inc. (I)	2,809	89,439
EVINE Live, Inc. (I)	10,193	68,395
Expedia, Inc.	34,025	3,202,773
FTD Companies, Inc. (I)	4,278	128,083
HSN, Inc.	22,624	1,543,636
Lands’ End, Inc. (I)	3,724	133,617
Netflix, Inc. (I)	20,877	8,699,237
Nutrisystem, Inc.	6,626	132,387
Orbitz Worldwide, Inc. (I)	11,601	135,268
Overstock.com, Inc. (I)	2,674	64,764
PetMed Express, Inc. (L)	4,778	78,933
Rakuten, Inc.	200,105	3,523,475
Shutterfly, Inc. (I)	8,643	391,009
The Priceline Group, Inc. (I)	17,922	20,863,896
Travelport Worldwide, Ltd. (L)	6,804	113,627
TripAdvisor, Inc. (I)	38,477	3,200,132
Wayfair, Inc., Class A (I) (L)	2,931	94,144
		91,422,710
Leisure products - 0.2%
Arctic Cat, Inc.	3,006	109,178
Bandai Namco Holdings, Inc.	45,093	877,691
Black Diamond, Inc. (I)	5,543	52,381
Brunswick Corp.	64,200	3,303,090
Callaway Golf Company	17,855	170,158
Escalade, Inc.	2,393	41,590
Hasbro, Inc. (L)	38,654	2,444,479
JAKKS Pacific, Inc. (I) (L)	4,538	31,040
Johnson Outdoors, Inc., Class A	1,303	43,142
LeapFrog Enterprises, Inc. (I)	15,753	34,342
Malibu Boats, Inc., Class A (I)	2,013	47,004
Mattel, Inc.	116,821	2,669,360
Nautilus, Inc. (I)	7,067	107,913
Polaris Industries, Inc.	28,676	4,046,184
Sankyo Company, Ltd.	12,251	435,113
Sega Sammy Holdings, Inc.	47,236	688,250
Shimano, Inc.	19,981	2,969,218
Smith & Wesson Holding Corp. (I)	12,289	156,439
Sturm Ruger & Company, Inc. (L)	4,357	216,238
Vista Outdoor, Inc. (I)	29,982	1,283,829
Yamaha Corp.	42,473	741,681
		20,468,320
Media - 2.7%
AH Belo Corp., Class A	5,149	42,376
Altice SA (I)	22,026	2,382,098
AMC Entertainment Holdings, Inc., Class A	4,650	165,029
AMC Networks, Inc., Class A (I)	27,764	2,127,833
Axel Springer AG	10,223	603,380
Cablevision Systems Corp., Class A (L)	75,717	1,385,621
Carmike Cinemas, Inc. (I)	5,508	185,069
CBS Corp., Class B	157,882	9,572,386

The accompanying notes are an integral part of the financial statements.	219

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Media (continued)
Central European Media
Enterprises, Ltd., Class A (I) (L)	17,656	$46,965
Cinedigm Corp., Class A (I)	21,145	34,255
Cinemark Holdings, Inc.	48,942	2,205,816
Comcast Corp., Class A	876,804	49,513,122
Cumulus Media, Inc., Class A (I)	33,206	82,019
Daily Journal Corp. (I)	268	49,098
Dentsu, Inc.	54,965	2,351,323
DIRECTV (I)	173,488	14,763,829
Discovery Communications, Inc., Series A (I)	51,151	1,573,405
Discovery Communications, Inc., Series C (I)	93,395	2,752,818
DreamWorks Animation
SKG, Inc., Class A (I) (L)	34,046	823,913
Entercom Communications Corp., Class A (I)	6,046	73,459
Entravision Communications Corp., Class A	13,424	84,974
Eros International PLC (I)	4,966	86,756
Eutelsat Communications	39,105	1,297,161
Gannett Company, Inc.	77,802	2,884,898
Global Eagle Entertainment, Inc. (I)	9,050	120,456
Gray Television, Inc. (I)	11,166	154,314
Hakuhodo DY Holdings, Inc.	57,373	609,949
Harte-Hanks, Inc.	11,354	88,561
ITV PLC	963,787	3,608,462
JCDecaux SA	17,297	582,459
John Wiley & Sons, Inc., Class A	21,803	1,333,035
Journal Communications, Inc., Class A (I)	10,175	150,794
Kabel Deutschland Holding AG (I)	5,622	729,780
Lagardere SCA	30,303	910,769
Lee Enterprises, Inc. (I) (L)	14,179	44,947
Live Nation Entertainment, Inc. (I)	68,189	1,720,408
Loral Space & Communications, Inc. (I)	2,986	204,362
Martha Stewart Living
Omnimedia, Inc., Class A (I)	7,460	48,490
MDC Partners, Inc., Class A	9,601	272,188
Media General, Inc. (I)	17,966	296,259
Meredith Corp.	25,174	1,403,954
National CineMedia, Inc.	13,794	208,289
New Media Investment Group, Inc.	9,921	237,410
News Corp., Class A (I)	172,442	2,760,796
Nexstar Broadcasting Group, Inc., Class A	6,930	396,535
Numericable Group SA (I)	24,452	1,334,547
Omnicom Group, Inc.	85,147	6,639,763
Pearson PLC	206,602	4,446,831
ProSiebenSat.1 Media AG	54,889	2,684,780
Publicis Groupe SA	47,651	3,676,589
REA Group, Ltd.	13,378	490,048
Reading International, Inc., Class A (I)	4,133	55,589
Reed Elsevier NV	177,440	4,421,379
Reed Elsevier PLC	286,952	4,934,977
Rentrak Corp. (I) (L)	2,242	124,566
RTL Group SA	9,830	945,255
Scholastic Corp.	5,980	244,821
Scripps Networks Interactive, Inc., Class A	33,618	2,304,850
SES SA	76,228	2,702,297
SFX Entertainment, Inc. (I) (L)	10,495	42,925
Sinclair Broadcast Group, Inc., Class A (L)	15,523	487,577
Singapore Press Holdings, Ltd.	405,632	1,238,213
Sizmek, Inc. (I)	5,586	40,554
Sky PLC	260,039	3,825,690
Societe Television Francaise 1	3	53
Telenet Group Holding NV	13,221	727,491
The EW Scripps Company, Class A (I)	7,094	201,753
The Interpublic Group of Companies, Inc.	142,362	3,149,047
The McClatchy Company, Class A (I)	15,059	27,709
The New York Times Company, Class A	92,750	1,276,240
The Walt Disney Company	539,531	56,591,407
Thomson Reuters Corp.	29,396	1,192,302
Time Warner Cable, Inc.	96,938	14,529,067
Time Warner, Inc.	286,573	24,198,224
Time, Inc.	75,879	1,702,725
Toho Company, Ltd.	29,008	709,267
Twenty-First Century Fox, Inc., Class A	630,927	21,350,570
Viacom, Inc., Class B	126,002	8,605,937
Vivendi SA	306,249	7,603,486
Wolters Kluwer NV	75,604	2,468,823
World Wrestling
Entertainment, Inc., Class A (L)	6,639	93,012
WPP PLC	332,247	7,545,530
		303,583,714
Multiline retail - 0.6%
Big Lots, Inc.	25,123	1,206,658
Burlington Stores, Inc. (I)	6,370	378,505
Dollar General Corp. (I)	104,730	7,894,547
Dollar Tree, Inc. (I)	70,991	5,760,565
Don Quijote Company, Ltd.	14,907	1,211,763
Family Dollar Stores, Inc.	33,199	2,630,689
Fred’s, Inc., Class A	8,412	143,761
Harvey Norman Holding, Ltd.	140,133	473,653
Isetan Mitsukoshi Holdings, Ltd.	85,128	1,406,552
J Front Retailing Company, Ltd.	61,200	960,755
J.C. Penney Company, Inc. (I) (L)	143,305	1,205,195
Kohl’s Corp.	69,728	5,456,216
Macy’s, Inc.	117,551	7,630,235
Marks & Spencer Group PLC	414,743	3,280,146
Marui Group Company, Ltd.	58,841	666,771
Next PLC	38,622	4,016,628
Nordstrom, Inc.	48,557	3,900,098
Takashimaya Company, Ltd.	71,883	706,152
Target Corp.	219,803	18,039,232
Tuesday Morning Corp. (I)	9,814	158,005
		67,126,126
Specialty retail - 2.1%
Aaron’s, Inc.	30,340	858,925
ABC-Mart, Inc.	6,464	378,049
Abercrombie & Fitch Company, Class A	32,588	718,240
Advance Auto Parts, Inc.	34,377	5,145,893
Aeropostale, Inc. (I)	18,495	64,178
America’s Car-Mart, Inc. (I)	1,792	97,216
American Eagle Outfitters, Inc.	125,827	2,149,125
ANN, Inc. (I)	31,979	1,312,098
Asbury Automotive Group, Inc. (I)	6,735	559,679
Ascena Retail Group, Inc. (I)	61,950	898,895
AutoNation, Inc. (I)	25,375	1,632,374
AutoZone, Inc. (I)	11,009	7,509,899
Barnes & Noble, Inc. (I)	9,163	217,621
Bed Bath & Beyond, Inc. (I)	64,071	4,919,051
Best Buy Company, Inc.	100,504	3,798,046
Big 5 Sporting Goods Corp.	4,248	56,371
Boot Barn Holdings, Inc. (I)	1,312	31,383
Brown Shoe Company, Inc.	9,708	318,422
Build-A-Bear Workshop, Inc. (I)	2,743	53,900
Cabela’s, Inc. (I) (L)	22,408	1,254,400
CarMax, Inc. (I)	72,486	5,002,259
Chico’s FAS, Inc.	72,456	1,281,747
Christopher & Banks Corp. (I)	8,671	48,211

The accompanying notes are an integral part of the financial statements.	220

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Citi Trends, Inc. (I)	3,696	$99,792
Conn’s, Inc. (I) (L)	6,230	188,644
CST Brands, Inc.	36,255	1,589,057
Destination Maternity Corp.	3,622	54,547
Destination XL Group, Inc. (I)	9,918	48,995
Dick’s Sporting Goods, Inc.	46,111	2,627,866
Dixons Carphone PLC	248,779	1,521,491
Express, Inc. (I)	19,009	314,219
Fast Retailing Company, Ltd.	13,346	5,160,338
Five Below, Inc. (I)	12,184	433,385
Foot Locker, Inc.	66,781	4,207,203
Francesca’s Holdings Corp. (I)	9,582	170,560
GameStop Corp., Class A (L)	36,683	1,392,487
Genesco, Inc. (I)	5,380	383,217
Group 1 Automotive, Inc.	5,387	465,060
Guess?, Inc.	43,836	814,911
Haverty Furniture Companies, Inc.	4,617	114,871
Hennes & Mauritz AB, B Shares	240,157	9,730,613
Hibbett Sports, Inc. (I) (L)	5,830	286,020
Hikari Tsushin, Inc.	4,000	259,062
Inditex SA	275,563	8,847,134
Kingfisher PLC	595,184	3,358,070
Kirkland’s, Inc. (I)	3,383	80,346
L Brands, Inc.	84,849	8,000,412
Lithia Motors, Inc., Class A	5,055	502,518
Lowe’s Companies, Inc.	335,741	24,975,773
Lumber Liquidators Holdings, Inc. (I) (L)	6,189	190,497
MarineMax, Inc. (I)	5,617	148,907
Mattress Firm Holding Corp. (I) (L)	3,328	231,762
Monro Muffler Brake, Inc.	7,039	457,887
Murphy USA, Inc. (I)	20,212	1,462,742
Nitori Holdings Company, Ltd.	17,390	1,177,190
O’Reilly Automotive, Inc. (I)	35,084	7,586,564
Office Depot, Inc. (I)	349,970	3,219,724
Outerwall, Inc. (L)	4,234	279,952
Pacific Sunwear of California, Inc. (I)	11,401	31,467
Pier 1 Imports, Inc.	21,206	296,460
Rent-A-Center, Inc.	36,668	1,006,170
Restoration Hardware Holdings, Inc. (I)	6,948	689,172
Ross Stores, Inc.	71,429	7,525,759
Sanrio Company, Ltd. (L)	12,873	343,873
Select Comfort Corp. (I)	12,061	415,743
Shimamura Company, Ltd.	5,728	530,532
Shoe Carnival, Inc.	3,540	104,218
Signet Jewelers, Ltd.	37,684	5,230,162
Sonic Automotive, Inc., Class A	8,872	220,913
Sports Direct International PLC (I)	66,352	596,328
Stage Stores, Inc.	7,136	163,557
Staples, Inc.	221,121	3,600,955
Stein Mart, Inc.	6,318	78,659
Systemax, Inc. (I)	2,701	33,006
The Buckle, Inc. (L)	6,284	321,050
The Cato Corp., Class A	6,173	244,451
The Children’s Place Retail Stores, Inc.	4,945	317,420
The Container Store Group, Inc. (I) (L)	3,921	74,695
The Finish Line, Inc., Class A	10,896	267,170
The Gap, Inc.	91,534	3,966,168
The Home Depot, Inc.	454,743	51,663,352
The Men’s Wearhouse, Inc.	10,709	559,010
The Pep Boys - Manny, Moe & Jack (I)	12,118	116,575
The TJX Companies, Inc.	235,564	16,501,258
Tiffany & Company	38,792	3,414,084
Tile Shop Holdings, Inc. (I)	6,314	76,463
Tilly’s, Inc., Class A (I)	2,522	39,469
Tractor Supply Company	47,020	3,999,521
Urban Outfitters, Inc. (I)	34,790	1,588,164
USS Company, Ltd.	55,848	965,029
Vitamin Shoppe, Inc. (I)	6,877	283,264
West Marine, Inc. (I)	4,458	41,326
Williams-Sonoma, Inc.	40,253	3,208,567
Winmark Corp.	558	48,864
Yamada Denki Company, Ltd. (L)	215,868	888,930
Zumiez, Inc. (I)	4,654	187,324
		238,326,926
Textiles, apparel and luxury goods - 1.1%
adidas AG	52,754	4,165,628
Asics Corp.	40,572	1,104,059
Burberry Group PLC	112,666	2,893,317
Carter’s, Inc.	24,818	2,294,920
Christian Dior SA	13,681	2,575,008
Cie Financiere Richemont SA	131,861	10,595,148
Coach, Inc.	95,216	3,944,799
Columbia Sportswear Company	6,078	370,150
Crocs, Inc. (I)	18,539	218,946
Culp, Inc.	2,110	56,443
Deckers Outdoor Corp. (I)	16,247	1,183,919
Fossil Group, Inc. (I)	15,097	1,244,748
G-III Apparel Group, Ltd. (I)	4,266	480,565
Hanesbrands, Inc.	138,414	4,638,253
Hermes International SA	6,677	2,357,546
Hugo Boss AG	14,219	1,727,490
Iconix Brand Group, Inc. (I)	10,704	360,404
Kate Spade & Company (I)	59,887	1,999,627
Kering	19,080	3,724,774
Li & Fung, Ltd.	1,487,774	1,452,820
Luxottica Group SpA	42,529	2,693,603
LVMH Moet Hennessy Louis Vuitton SA	70,624	12,428,628
Michael Kors Holdings, Ltd. (I)	69,283	4,555,357
Movado Group, Inc.	4,230	120,640
NIKE, Inc., Class B	241,490	24,228,692
Oxford Industries, Inc.	3,271	246,797
Pandora A/S	29,220	2,660,337
Perry Ellis International, Inc. (I)	2,830	65,543
PVH Corp.	28,223	3,007,443
Quiksilver, Inc. (I) (L)	32,186	59,544
Ralph Lauren Corp.	20,800	2,735,200
Sequential Brands Group, Inc. (I) (L)	3,817	40,842
Skechers U.S.A., Inc., Class A (I)	8,630	620,583
Steven Madden, Ltd. (I)	12,959	492,442
The Swatch Group AG, Bearer Shares	7,755	3,279,638
The Swatch Group AG, Registered Shares	12,590	1,055,207
Tumi Holdings, Inc. (I)	11,317	276,814
Under Armour, Inc., Class A (I)	57,609	4,651,927
Unifi, Inc. (I)	3,267	117,906
Vera Bradley, Inc. (I)	4,847	78,667
VF Corp.	118,184	8,900,437
Vince Holding Corp. (I)	2,668	49,491
Wolverine World Wide, Inc.	22,539	753,930
Yue Yuen Industrial Holdings, Ltd.	190,987	675,796
		121,184,028
		1,373,897,243
Consumer staples - 9.1%
Beverages - 2.0%
Anheuser-Busch InBev NV	203,211	24,825,349

The accompanying notes are an integral part of the financial statements.	221

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Beverages (continued)
Asahi Group Holdings, Ltd.	97,303	$3,085,326
Brown-Forman Corp., Class B	53,786	4,859,565
Carlsberg A/S, Class B	26,781	2,208,262
Coca-Cola Amatil, Ltd.	145,562	1,191,767
Coca-Cola Bottling Company Consolidated	1,047	118,374
Coca-Cola Enterprises, Inc.	74,919	3,311,420
Coca-Cola HBC AG (I)	50,903	915,665
Constellation Brands, Inc., Class A (I)	58,089	6,750,523
Craft Brew Alliance, Inc. (I)	2,640	36,010
Diageo PLC	635,393	17,558,659
Dr. Pepper Snapple Group, Inc.	66,621	5,228,416
Heineken Holding NV	25,602	1,761,787
Heineken NV	58,127	4,436,641
Kirin Holdings Company, Ltd.	205,792	2,699,221
Molson Coors Brewing Company, Class B	55,097	4,101,972
Monster Beverage Corp. (I)	50,242	6,953,242
National Beverage Corp. (I)	2,500	61,025
PepsiCo, Inc.	511,496	48,909,248
Pernod Ricard SA	53,571	6,334,328
Remy Cointreau SA	5,988	441,014
SABMiller PLC	244,528	12,808,807
Suntory Beverage & Food, Ltd.	35,259	1,509,758
The Boston Beer Company, Inc., Class A (I)	6,101	1,631,407
The Coca-Cola Company	1,355,936	54,983,205
Treasury Wine Estates, Ltd.	165,007	641,120
		217,362,111
Food and staples retailing - 2.0%
Aeon Company, Ltd.	166,178	1,822,875
Carrefour SA	157,712	5,268,674
Casey’s General Stores, Inc.	8,527	768,283
Casino Guichard Perrachon SA	14,366	1,272,053
Colruyt SA	17,849	776,838
Costco Wholesale Corp.	151,818	22,999,668
CVS Health Corp.	388,279	40,074,276
Delhaize Group SA	26,033	2,338,807
Diplomat Pharmacy, Inc. (I) (L)	3,475	120,166
Distribuidora Internacional
de Alimentacion SA	157,130	1,226,237
Fairway Group Holdings Corp. (I)	4,770	32,293
FamilyMart Company, Ltd.	14,392	603,002
ICA Gruppen AB (L)	19,468	652,553
Ingles Markets, Inc., Class A	2,663	131,765
J Sainsbury PLC	315,200	1,209,553
Jeronimo Martins SGPS SA	63,946	804,681
Koninklijke Ahold NV	225,870	4,450,963
Lawson, Inc.	16,589	1,149,948
Metro AG	41,178	1,395,516
Natural Grocers by Vitamin Cottage, Inc. (I)	2,070	57,153
PriceSmart, Inc.	4,234	359,805
Roundy’s, Inc. (I)	9,390	45,917
Seven & I Holdings Company, Ltd.	190,229	7,994,042
Smart & Final Stores, Inc. (I)	3,128	55,053
SpartanNash Company	8,433	266,145
SUPERVALU, Inc. (I)	142,208	1,653,879
Sysco Corp.	204,451	7,713,936
Tesco PLC	2,052,748	7,327,393
The Andersons, Inc.	6,346	262,534
The Chefs’ Warehouse, Inc. (I)	4,204	94,296
The Fresh Market, Inc. (I) (L)	9,534	387,462
The Kroger Company	169,555	12,998,086
United Natural Foods, Inc. (I)	34,510	2,658,650
Village Super Market, Inc., Class A	1,660	52,190
Wal-Mart Stores, Inc.	544,956	44,822,631
Walgreens Boots Alliance, Inc.	300,903	25,480,466
Weis Markets, Inc.	2,452	122,012
Wesfarmers, Ltd.	284,225	9,491,384
Whole Foods Market, Inc.	124,494	6,483,648
WM Morrison Supermarkets PLC	533,998	1,526,133
Woolworths, Ltd.	318,520	7,132,934
		224,083,900
Food products - 2.3%
Ajinomoto Company, Inc.	143,296	3,143,690
Alico, Inc.	728	37,317
Archer-Daniels-Midland Company	218,892	10,375,481
Aryzta AG (I)	22,156	1,358,223
Associated British Foods PLC	89,899	3,751,765
B&G Foods, Inc.	12,030	354,043
Barry Callebaut AG (I)	557	543,824
Boulder Brands, Inc. (I)	13,963	133,067
Cal-Maine Foods, Inc. (L)	6,885	268,928
Calavo Growers, Inc.	3,238	166,498
Calbee, Inc.	18,700	811,806
Campbell Soup Company	61,360	2,856,308
Chocoladefabriken Lindt & Sprungli AG	239	1,279,276
Chocoladefabriken Lindt & Sprungli AG	26	1,644,778
ConAgra Foods, Inc.	147,034	5,371,152
Danone SA	146,431	9,870,600
Darling Ingredients, Inc. (I)	36,728	514,559
Dean Foods Company	65,121	1,076,450
Diamond Foods, Inc. (I)	4,949	161,189
Farmer Brothers Company (I)	1,691	41,852
Flowers Foods, Inc.	86,610	1,969,511
Fresh Del Monte Produce, Inc.	7,852	305,521
Freshpet, Inc. (I) (L)	2,905	56,444
General Mills, Inc.	208,361	11,793,233
Golden Agri-Resources, Ltd.	1,792,561	554,723
Hormel Foods Corp.	46,503	2,643,696
Ingredion, Inc.	33,608	2,615,375
Inventure Foods, Inc. (I)	3,898	43,619
J&J Snack Foods Corp.	3,324	354,671
John B. Sanfilippo & Son, Inc.	1,904	82,062
Kellogg Company	87,383	5,762,909
Kerry Group PLC	1,204	80,707
Kerry Group PLC	38,612	2,595,523
Keurig Green Mountain, Inc.	41,849	4,675,789
Kikkoman Corp.	36,746	1,165,189
Kraft Foods Group, Inc.	202,906	17,676,156
Lancaster Colony Corp.	13,206	1,256,815
Landec Corp. (I)	6,238	87,020
Limoneira Company (L)	2,852	62,174
McCormick & Company, Inc.	44,297	3,415,742
Mead Johnson Nutrition Company	69,820	7,019,005
MEIJI Holdings Company, Ltd.	15,478	1,885,372
Mondelez International, Inc., Class A	569,164	20,541,129
Nestle SA	814,837	61,359,159
NH Foods, Ltd.	43,882	1,011,200
Nisshin Seifun Group, Inc.	53,900	634,412
Nissin Food Products Company, Ltd.	14,875	731,047
Omega Protein Corp. (I)	4,865	66,602
Orkla ASA	207,155	1,563,466
Post Holdings, Inc. (I)	36,310	1,700,760
Sanderson Farms, Inc. (L)	5,079	404,542
Seaboard Corp. (I)	62	256,184
Seneca Foods Corp., Class A (I)	2,046	60,991
Snyder’s-Lance, Inc.	10,699	341,940
Tate & Lyle PLC	118,327	1,046,860

The accompanying notes are an integral part of the financial statements.	222

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Food products (continued)
The Hain Celestial Group, Inc. (I)	47,807	$3,062,038
The Hershey Company	51,062	5,152,666
The J.M. Smucker Company	35,137	4,066,405
The WhiteWave Foods Company (I)	81,984	3,635,171
Tootsie Roll Industries, Inc. (L)	13,940	472,839
Toyo Suisan Kaisha, Ltd.	22,550	793,362
TreeHouse Foods, Inc. (I)	29,442	2,503,159
Tyson Foods, Inc., Class A	100,853	3,862,670
Unilever NV	411,310	17,187,636
Unilever PLC	324,205	13,526,943
WH Group, Ltd. (I) (S)	917,500	521,151
Wilmar International, Ltd.	487,403	1,157,086
Yakult Honsha Company, Ltd.	22,303	1,553,683
Yamazaki Baking Company, Ltd.	28,390	511,541
		257,586,704
Household products - 1.3%
Central Garden & Pet Company, Class A (I)	9,969	105,871
Church & Dwight Company, Inc.	61,367	5,241,969
Colgate-Palmolive Company	294,192	20,399,273
Energizer Holdings, Inc.	29,199	4,030,922
Henkel AG & Company, KGaA	29,711	3,065,963
HRG Group, Inc. (I)	18,757	234,087
Kimberly-Clark Corp.	126,106	13,507,214
Orchids Paper Products Company	2,084	56,185
Reckitt Benckiser Group PLC	163,331	14,031,042
Svenska Cellulosa AB SCA, B Shares	147,812	3,396,549
The Clorox Company	45,385	5,010,050
The Procter & Gamble Company	931,808	76,352,348
Unicharm Corp.	94,600	2,476,626
WD-40 Company	3,360	297,494
		148,205,593
Personal products - 0.3%
Avon Products, Inc.	204,338	1,632,661
Beiersdorf AG (L)	25,623	2,221,759
Elizabeth Arden, Inc. (I) (L)	5,952	92,851
Inter Parfums, Inc.	3,840	125,261
Kao Corp.	130,775	6,530,119
L’Oreal SA	63,423	11,681,927
Medifast, Inc. (I)	2,779	83,287
Nature’s Sunshine Products, Inc.	2,804	36,788
Nutraceutical International Corp. (I)	2,176	42,867
Revlon, Inc., Class A (I)	2,661	109,633
Shiseido Company, Ltd.	91,460	1,622,505
Synutra International, Inc. (I)	4,450	28,480
The Estee Lauder Companies, Inc., Class A	76,973	6,401,075
USANA Health Sciences, Inc. (I)	1,255	139,456
		30,748,669
Tobacco - 1.2%
Altria Group, Inc.	679,527	33,989,941
British American Tobacco PLC	470,944	24,387,369
Imperial Tobacco Group PLC	241,987	10,615,061
Japan Tobacco, Inc.	277,789	8,782,261
Lorillard, Inc.	124,263	8,120,587
Philip Morris International, Inc.	533,757	40,207,915
Reynolds American, Inc.	106,349	7,328,510
Swedish Match AB	50,172	1,475,190
Universal Corp.	5,274	248,722
Vector Group, Ltd. (L)	17,278	379,598
		135,535,154
		1,013,522,131
Energy - 6.5%
Energy equipment and services - 1.0%
Amec Foster Wheeler PLC	96,491	1,290,721
Atwood Oceanics, Inc.	28,247	794,023
Baker Hughes, Inc.	149,942	9,533,312
Basic Energy Services, Inc. (I)	7,762	53,791
Bristow Group, Inc.	7,852	427,541
C&J Energy Services, Ltd. (I)	10,522	117,110
Cameron International Corp. (I)	66,857	3,016,588
CARBO Ceramics, Inc. (L)	4,530	138,210
CHC Group, Ltd. (I) (L)	8,258	10,983
Diamond Offshore Drilling, Inc. (L)	23,611	632,539
Dresser-Rand Group, Inc. (I)	36,033	2,895,252
Dril-Quip, Inc. (I)	18,223	1,246,271
Ensco PLC, Class A	80,291	1,691,731
Era Group, Inc. (I)	4,878	101,658
Exterran Holdings, Inc.	13,024	437,216
FMC Technologies, Inc. (I)	79,878	2,956,285
FMSA Holdings, Inc. (I) (L)	5,745	41,594
Forum Energy Technologies, Inc. (I)	13,351	261,680
Geospace Technologies Corp. (I)	3,107	51,297
Gulf Island Fabrication, Inc.	3,525	52,382
Gulfmark Offshore, Inc., Class A	5,912	77,092
Halliburton Company	293,195	12,865,397
Helix Energy Solutions Group, Inc. (I)	69,827	1,044,612
Helmerich & Payne, Inc.	37,170	2,530,162
Hercules Offshore, Inc. (I) (L)	35,308	14,801
Hornbeck Offshore Services, Inc. (I)	8,197	154,186
ION Geophysical Corp. (I)	30,693	66,604
Key Energy Services, Inc. (I)	31,341	57,041
Matrix Service Company (I)	6,074	106,659
McDermott International, Inc. (I) (L)	53,565	205,690
Nabors Industries, Ltd.	136,023	1,856,714
National Oilwell Varco, Inc.	141,484	7,072,785
Natural Gas Services Group, Inc. (I)	3,163	60,793
Newpark Resources, Inc. (I)	18,908	172,252
Noble Corp. PLC	83,685	1,195,022
Nordic American Offshore, Ltd. (L)	4,600	42,136
North Atlantic Drilling, Ltd. (L)	17,035	19,761
Nuverra Environmental Solutions, Inc. (I) (L)	3,618	12,880
Oceaneering International, Inc.	46,825	2,525,272
Oil States International, Inc. (I)	24,139	960,008
Parker Drilling Company (I)	28,421	99,189
Patterson-UTI Energy, Inc.	68,829	1,292,264
Petrofac, Ltd.	65,880	927,468
PHI, Inc. (I)	2,990	89,939
Pioneer Energy Services Corp. (I)	14,741	79,896
RigNet, Inc. (I)	2,738	78,279
Rowan Companies PLC, Class A	58,549	1,036,903
Saipem SpA (I) (L)	67,270	684,269
Schlumberger, Ltd.	440,068	36,719,274
SEACOR Holdings, Inc. (I)	4,117	286,831
Seadrill, Ltd. (L)	98,833	925,432
Subsea 7 SA	71,414	613,247
Superior Energy Services, Inc.	71,521	1,597,779
Technip SA	25,984	1,571,715
Tenaris SA	119,990	1,682,025
Tesco Corp.	8,085	91,926
TETRA Technologies, Inc. (I)	17,880	110,498
Tidewater, Inc. (L)	22,037	421,788
Transocean, Ltd. (L)	91,944	1,324,627
Transocean, Ltd. (L)	117,129	1,718,282
U.S. Silica Holdings, Inc. (L)	12,014	427,819
Unit Corp. (I)	21,779	609,376

The accompanying notes are an integral part of the financial statements.	223

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
Vantage Drilling Company (I)	50,741	$16,618
Willbros Group, Inc. (I)	9,986	33,054
WorleyParsons, Ltd.	52,536	380,213
		109,608,762
Oil, gas and consumable fuels - 5.5%
Abraxas Petroleum Corp. (I)	21,577	70,125
Adams Resources & Energy, Inc.	498	33,471
Alon USA Energy, Inc.	5,836	96,703
Alpha Natural Resources, Inc. (I) (L)	51,232	51,227
Anadarko Petroleum Corp.	174,846	14,478,997
Apache Corp.	130,074	7,847,364
Approach Resources, Inc. (I) (L)	9,102	59,982
Arch Coal, Inc. (I) (L)	49,268	49,263
Ardmore Shipping Corp.	4,380	44,107
BG Group PLC	862,296	10,583,595
Bill Barrett Corp. (I) (L)	11,557	95,923
Bonanza Creek Energy, Inc. (I)	8,911	219,745
BP PLC	4,608,677	29,874,181
Cabot Oil & Gas Corp.	142,627	4,211,775
California Resources Corp.	145,002	1,103,465
Callon Petroleum Company (I)	12,344	92,210
Caltex Australia, Ltd.	34,275	909,637
Carrizo Oil & Gas, Inc. (I)	10,197	506,281
Chesapeake Energy Corp. (L)	177,388	2,511,814
Chevron Corp.	648,802	68,111,234
Cimarex Energy Company	30,249	3,481,357
Clayton Williams Energy, Inc. (I) (L)	1,366	69,161
Clean Energy Fuels Corp. (I) (L)	16,441	87,713
Cloud Peak Energy, Inc. (I)	14,137	82,277
Comstock Resources, Inc. (L)	10,828	38,656
ConocoPhillips	424,994	26,460,126
CONSOL Energy, Inc.	79,479	2,216,669
Contango Oil & Gas Company (I)	4,053	89,166
Delek Group, Ltd.	1,193	307,023
Delek US Holdings, Inc.	13,217	525,376
Denbury Resources, Inc.	166,083	1,210,745
Devon Energy Corp.	133,374	8,043,786
DHT Holdings, Inc.	20,910	145,952
Diamondback Energy, Inc. (I)	9,861	757,719
Eclipse Resources Corp. (I) (L)	6,950	39,059
Energen Corp.	34,307	2,264,262
Energy XXI, Ltd. (L)	22,102	80,451
Eni SpA	642,583	11,121,920
EOG Resources, Inc.	189,266	17,353,800
EQT Corp.	52,431	4,344,957
Evolution Petroleum Corp.	5,881	34,992
EXCO Resources, Inc. (L)	37,029	67,763
Exxon Mobil Corp.	1,447,425	123,031,125
Frontline, Ltd. (I)	15,867	35,542
Galp Energia SGPS SA	97,931	1,059,056
GasLog, Ltd.	9,480	184,102
Gastar Exploration, Inc. (I)	15,973	41,849
Goodrich Petroleum Corp. (I) (L)	8,656	30,729
Green Plains, Inc.	8,387	239,449
Gulfport Energy Corp. (I)	40,272	1,848,888
Halcon Resources Corp. (I) (L)	61,138	94,153
Harvest Natural Resources, Inc. (I)	11,229	5,019
Hess Corp.	83,875	5,692,596
HollyFrontier Corp.	92,161	3,711,323
Idemitsu Kosan Company, Ltd.	21,200	369,222
Inpex Corp.	222,757	2,454,512
Jones Energy, Inc., Class A (I) (L)	3,254	29,221
JX Holdings, Inc.	570,211	2,193,974
Kinder Morgan, Inc.	588,003	24,731,406
Koninklijke Vopak NV	17,836	984,314
Lundin Petroleum AB (I)	53,729	735,161
Magnum Hunter Resources Corp. (I) (L)	45,861	122,449
Marathon Oil Corp.	233,064	6,085,301
Marathon Petroleum Corp.	94,229	9,648,107
Matador Resources Company (I)	16,452	360,628
Midstates Petroleum Company, Inc. (I) (L)	9,685	8,232
Murphy Oil Corp.	56,944	2,653,590
Navios Maritime Acquisition Corp. (L)	19,494	69,009
Neste Oil OYJ	31,667	830,940
Newfield Exploration Company (I)	55,524	1,948,337
Noble Energy, Inc.	133,503	6,528,297
Nordic American Tankers, Ltd. (L)	20,011	238,331
Northern Oil and Gas, Inc. (I) (L)	13,965	107,670
Occidental Petroleum Corp.	265,918	19,412,014
OMV AG	37,382	1,025,445
ONEOK, Inc.	71,563	3,452,199
Origin Energy, Ltd.	280,448	2,403,930
Pacific Ethanol, Inc. (I)	5,386	58,115
Panhandle Oil and Gas, Inc., Class A	3,368	66,653
Parsley Energy, Inc., Class A (I)	12,026	192,175
PDC Energy, Inc. (I)	8,011	432,914
Peabody Energy Corp. (L)	129,166	635,497
Penn Virginia Corp. (I) (L)	14,647	94,913
PetroQuest Energy, Inc. (I)	14,133	32,506
Phillips 66	187,549	14,741,351
Pioneer Natural Resources Company	51,412	8,406,376
QEP Resources, Inc.	55,791	1,163,242
Range Resources Corp.	57,249	2,979,238
Renewable Energy Group, Inc. (I)	7,853	72,405
Repsol SA	262,415	4,884,946
REX American Resources Corp. (I)	1,438	87,445
Rex Energy Corp. (I) (L)	11,845	44,063
Ring Energy, Inc. (I) (L)	4,854	51,549
Rosetta Resources, Inc. (I)	48,511	825,657
Royal Dutch Shell PLC, A Shares	987,869	29,376,336
Royal Dutch Shell PLC, B Shares	616,632	19,208,270
RSP Permian, Inc. (I)	5,300	133,507
Sanchez Energy Corp. (I) (L)	11,730	152,607
Santos, Ltd.	248,249	1,342,876
Scorpio Tankers, Inc.	36,669	345,422
SemGroup Corp., Class A	9,491	771,998
Ship Finance International, Ltd. (L)	13,163	194,812
Showa Shell Sekiyu KK	46,294	422,830
SM Energy Company	31,708	1,638,669
Solazyme, Inc. (I) (L)	18,116	51,812
Southwestern Energy Company (I) (L)	132,706	3,077,452
Spectra Energy Corp.	231,597	8,376,863
Statoil ASA	281,989	4,985,958
Stone Energy Corp. (I)	12,794	187,816
Synergy Resources Corp. (I)	18,205	215,729
Teekay Tankers, Ltd., Class A	18,359	105,381
Tesoro Corp.	43,110	3,935,512
The Williams Companies, Inc.	232,296	11,751,855
TonenGeneral Sekiyu KK	71,557	617,114
Total SA	541,015	26,892,234
Transatlantic Petroleum, Ltd. (I)	6,345	33,882
Triangle Petroleum Corp. (I) (L)	15,448	77,703
Tullow Oil PLC	231,204	969,254
VAALCO Energy, Inc. (I)	12,348	30,253
Valero Energy Corp.	177,676	11,303,747
W&T Offshore, Inc. (L)	8,700	44,457

The accompanying notes are an integral part of the financial statements.	224

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Warren Resources, Inc. (I)	18,253	$16,247
Western Refining, Inc.	45,041	2,224,575
Westmoreland Coal Company (I)	3,423	91,599
Woodside Petroleum, Ltd.	186,699	4,891,313
World Fuel Services Corp.	33,883	1,947,595
WPX Energy, Inc. (I)	95,823	1,047,345
		613,372,217
		722,980,979
Financials - 19.3%
Banks - 7.8%
1st Source Corp.	3,453	110,945
Ameris Bancorp	5,768	152,218
Aozora Bank, Ltd.	293,271	1,039,516
Arrow Financial Corp.	3,502	95,079
Associated Banc-Corp.	69,887	1,299,898
Australia & New Zealand Banking Group, Ltd.	696,417	19,374,445
Banc of California, Inc.	8,533	105,041
Banca Monte dei Paschi di Siena SpA (I) (L)	1,105,279	733,561
BancFirst Corp.	1,567	95,556
Banco Bilbao Vizcaya Argentaria SA	1,576,524	15,922,130
Banco Comercial Portugues SA (I) (L)	8,951,251	920,317
Banco de Sabadell SA (L)	866,721	2,117,709
Banco Espirito Santo SA (I)	625,609	4,317
Banco Latinoamericano de
Comercio Exterior SA	6,628	217,332
Banco Popolare SC (I)	92,035	1,432,722
Banco Popular Espanol SA	453,430	2,217,794
Banco Santander SA	3,558,556	26,676,264
BancorpSouth, Inc.	61,643	1,431,350
Bank Hapoalim, Ltd.	266,747	1,282,615
Bank Leumi Le-Israel BM (I)	335,107	1,242,665
Bank of America Corp.	3,629,768	55,862,130
Bank of East Asia, Ltd.	324,890	1,294,194
Bank of Hawaii Corp.	20,524	1,256,274
Bank of Ireland (I)	6,988,264	2,666,360
Bank of Kentucky Financial Corp.	1,516	74,360
Bank of Marin Bancorp	1,526	77,673
Bank of Queensland, Ltd.	92,093	965,022
Bank of the Ozarks, Inc.	18,858	696,426
Bankia SA (I)	1,171,011	1,631,946
Bankinter SA	168,701	1,286,235
Banner Corp.	4,449	204,209
Barclays PLC	4,153,759	14,993,095
BB&T Corp.	248,670	9,695,643
BBCN Bancorp, Inc.	18,037	260,995
Bendigo and Adelaide Bank, Ltd.	113,200	1,078,666
Blue Hills Bancorp, Inc. (I)	7,073	93,505
BNC Bancorp	4,817	87,188
BNP Paribas SA	267,393	16,269,797
BOC Hong Kong Holdings, Ltd.	931,378	3,321,724
Boston Private Financial Holdings, Inc.	18,106	219,988
Bridge Bancorp, Inc.	3,305	85,368
Bridge Capital Holdings (I)	2,614	68,252
Bryn Mawr Bank Corp.	3,531	107,378
CaixaBank SA	579,181	2,746,739
Camden National Corp.	2,064	82,230
Capital Bank Financial Corp., Class A (I)	5,320	146,885
Cardinal Financial Corp.	7,515	150,150
Cascade Bancorp (I)	9,050	43,440
Cathay General Bancorp	52,766	1,501,193
CenterState Banks, Inc.	8,746	104,165
Central Pacific Financial Corp.	3,856	88,572
Chemical Financial Corp.	7,331	229,900
Citigroup, Inc.	1,046,743	53,928,199
Citizens & Northern Corp.	3,723	75,130
City Holding Company	3,658	172,036
City National Corp.	22,608	2,013,921
CNB Financial Corp.	4,064	69,169
CoBiz Financial, Inc.	8,608	106,051
Columbia Banking System, Inc.	13,003	376,697
Comerica, Inc.	61,555	2,777,977
Commerce Bancshares, Inc.	38,983	1,649,761
Commerzbank AG (I)	243,744	3,349,334
Commonwealth Bank of Australia	409,890	29,073,744
Community Bank Systems, Inc.	9,223	326,402
Community Trust Bancorp, Inc.	3,812	126,406
ConnectOne Bancorp, Inc.	5,471	106,466
Credit Agricole SA	260,248	3,824,334
CU Bancorp (I)	2,731	62,130
Cullen/Frost Bankers, Inc.	25,823	1,783,853
Customers Bancorp, Inc. (I)	5,937	144,625
CVB Financial Corp.	23,882	380,679
Danske Bank A/S	165,324	4,358,460
DBS Group Holdings, Ltd.	437,683	6,489,899
DNB ASA	246,679	3,959,124
Eagle Bancorp, Inc. (I)	5,861	225,062
East West Bancorp, Inc.	67,471	2,729,877
Enterprise Financial Services Corp.	4,897	101,172
Erste Group Bank AG	70,991	1,745,260
FCB Financial Holdings, Inc., Class A (I)	2,037	55,753
Fidelity Southern Corp.	4,477	75,572
Fifth Third Bancorp	281,128	5,299,263
Financial Institutions, Inc.	3,812	87,409
First BanCorp (I)	23,606	146,357
First Bancorp North Carolina	5,064	88,924
First Bancorp, Inc.	3,045	53,135
First Busey Corp.	17,699	118,406
First Citizens BancShares, Inc., Class A	2,104	546,388
First Commonwealth Financial Corp.	21,514	193,626
First Community Bancshares, Inc.	4,223	74,029
First Connecticut Bancorp, Inc.	4,932	75,805
First Financial Bancorp	12,929	230,265
First Financial Bankshares, Inc. (L)	14,483	400,310
First Financial Corp.	2,920	104,799
First Horizon National Corp.	110,087	1,573,143
First Interstate BancSystem, Inc., Class A	4,313	119,988
First Merchants Corp.	8,137	191,545
First Midwest Bancorp, Inc.	16,880	293,206
First NBC Bank Holding Company (I)	3,577	117,969
First Niagara Financial Group, Inc.	166,354	1,470,569
FirstMerit Corp.	114,599	2,184,257
Flushing Financial Corp.	7,405	148,618
FNB Corp.	38,358	504,024
Fukuoka Financial Group, Inc.	196,272	1,009,325
Fulton Financial Corp.	84,145	1,038,349
German American Bancorp, Inc.	3,499	102,976
Glacier Bancorp, Inc.	16,833	423,350
Great Southern Bancorp, Inc.	2,438	96,033
Great Western Bancorp, Inc.	4,019	88,458
Hancock Holding Company	56,255	1,679,774
Hang Seng Bank, Ltd.	194,290	3,516,427
Hanmi Financial Corp.	7,411	156,743
Heartland Financial USA, Inc.	3,736	121,906
Heritage Commerce Corp.	6,598	60,240
Heritage Financial Corp.	7,520	127,840

The accompanying notes are an integral part of the financial statements.	225

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Hilltop Holdings, Inc. (I)	16,880	$328,147
Hokuhoku Financial Group, Inc.	297,899	664,041
Home BancShares, Inc.	12,210	413,797
HomeTrust Bancshares, Inc. (I)	5,618	89,719
Horizon Bancorp	2,545	59,528
HSBC Holdings PLC	4,847,722	41,309,459
Hudson Valley Holding Corp.	3,468	88,642
Huntington Bancshares, Inc.	279,313	3,086,409
IBERIABANK Corp.	7,039	443,668
Independent Bank Corp.	5,664	248,480
Independent Bank Corp. (MI)	5,546	71,155
Independent Bank Group, Inc.	2,241	87,197
ING Groep NV (I)	975,684	14,291,798
International Bancshares Corp.	39,451	1,026,910
Intesa Sanpaolo RSP	237,617	738,003
Intesa Sanpaolo SpA	3,201,240	10,865,014
Investors Bancorp, Inc.	79,085	926,876
JPMorgan Chase & Co.	1,286,449	77,933,080
KBC Groep NV	63,091	3,899,172
KeyCorp	295,100	4,178,616
Lakeland Bancorp, Inc.	9,384	107,916
Lakeland Financial Corp.	3,808	154,529
LegacyTexas Financial Group, Inc.	9,089	206,593
Lloyds Banking Group PLC (I)	14,419,029	16,713,618
M&T Bank Corp.	45,858	5,823,966
MainSource Financial Group, Inc.	4,926	96,747
MB Financial, Inc.	14,828	464,265
Mercantile Bank Corp.	4,264	83,361
Metro Bancorp, Inc.	3,433	94,648
Mitsubishi UFJ Financial Group, Inc.	3,221,792	19,953,884
Mizrahi Tefahot Bank, Ltd.	35,394	359,172
Mizuho Financial Group, Inc.	5,849,106	10,279,666
National Australia Bank, Ltd.	598,452	17,519,255
National Bank Holdings Corp., Class A	8,156	153,414
National Penn Bancshares, Inc.	28,117	302,820
Natixis	236,758	1,773,456
NBT Bancorp, Inc.	9,795	245,463
NewBridge Bancorp	8,701	77,613
Nordea Bank AB	766,865	9,340,779
OFG Bancorp	10,005	163,282
Old National Bancorp	26,485	375,822
Oversea-Chinese Banking Corp., Ltd.	756,324	5,824,002
Pacific Continental Corp.	5,054	66,814
Pacific Premier Bancorp, Inc. (I)	4,491	72,709
PacWest Bancorp	45,505	2,133,729
Park National Corp.	2,848	243,675
Park Sterling Corp.	11,454	81,323
Peapack Gladstone Financial Corp.	4,032	87,091
Penns Woods Bancorp, Inc.	1,468	71,800
Peoples Bancorp, Inc.	3,661	86,546
Peoples Financial Services Corp.	1,990	89,291
Pinnacle Financial Partners, Inc.	7,958	353,813
Preferred Bank	3,067	84,250
PrivateBancorp, Inc.	15,986	562,228
Prosperity Bancshares, Inc.	43,809	2,299,096
Raiffeisen Bank International AG (L)	29,835	414,622
Regions Financial Corp.	463,397	4,379,102
Renasant Corp. (L)	7,147	214,767
Republic Bancorp, Inc., Class A	2,667	65,955
Resona Holdings, Inc.	554,832	2,753,501
Royal Bank of Scotland Group PLC (I)	643,428	3,250,405
S&T Bancorp, Inc.	6,685	189,720
Sandy Spring Bancorp, Inc.	5,850	153,446
Seacoast Banking Corp. of Florida (I)	4,983	71,107
Seven Bank, Ltd.	152,840	753,613
Shinsei Bank, Ltd.	418,663	832,444
Sierra Bancorp	3,572	59,652
Signature Bank (I)	23,648	3,064,308
Simmons First National Corp., Class A	3,770	171,422
Skandinaviska Enskilda Banken AB, Series A	383,461	4,475,654
Societe Generale SA	183,063	8,838,649
South State Corp.	5,446	372,452
Southside Bancshares, Inc. (L)	5,535	158,799
Southwest Bancorp, Inc.	4,909	87,331
Standard Chartered PLC	624,762	10,119,090
State Bank Financial Corp.	8,078	169,638
Sterling Bancorp	20,254	271,606
Stock Yards Bancorp, Inc.	3,620	124,637
Stonegate Bank	2,789	84,200
Suffolk Bancorp	2,964	70,425
Sumitomo Mitsui Financial Group, Inc.	321,609	12,319,097
Sumitomo Mitsui Trust Holdings, Inc.	834,753	3,467,625
SunTrust Banks, Inc.	180,971	7,436,098
Suruga Bank, Ltd.	45,803	951,175
Susquehanna Bancshares, Inc.	41,674	571,351
SVB Financial Group (I)	23,953	3,042,989
Svenska Handelsbanken AB, A Shares	126,185	5,682,932
Swedbank AB, A Shares (L)	228,921	5,465,198
Synovus Financial Corp.	63,979	1,792,052
TCF Financial Corp.	77,348	1,215,911
Texas Capital Bancshares, Inc. (I)	10,247	498,517
The Bancorp, Inc. (I)	8,252	74,516
The Bank of Kyoto, Ltd.	84,070	881,130
The Bank of Yokohama, Ltd.	295,566	1,731,023
The Chiba Bank, Ltd.	188,204	1,379,359
The Chugoku Bank, Ltd.	41,012	612,393
The First of Long Island Corp.	3,297	84,074
The Gunma Bank, Ltd.	97,025	655,451
The Hachijuni Bank, Ltd.	104,338	735,700
The Hiroshima Bank, Ltd.	127,000	684,447
The Iyo Bank, Ltd.	61,259	726,487
The Joyo Bank, Ltd.	161,944	832,256
The PNC Financial Services Group, Inc.	179,644	16,750,007
The Shizuoka Bank, Ltd.	134,908	1,345,528
Tompkins Financial Corp.	3,382	182,121
Towne Bank (L)	9,960	160,157
TriCo Bancshares	5,322	128,420
TriState Capital Holdings, Inc. (I)	6,026	63,092
Trustmark Corp.	46,944	1,139,800
U.S. Bancorp	614,539	26,836,918
UMB Financial Corp.	8,459	447,397
Umpqua Holdings Corp.	140,842	2,419,666
UniCredit SpA	1,110,822	7,532,809
Union Bankshares Corp.	10,555	234,427
Unione di Banche Italiane SCPA	217,663	1,697,572
United Bankshares, Inc.	15,329	576,064
United Community Banks, Inc.	11,294	213,231
United Overseas Bank, Ltd.	327,139	5,483,554
Univest Corp. of Pennsylvania	4,547	89,985
Valley National Bancorp	153,991	1,453,675
Washington Trust Bancorp, Inc.	3,446	131,603
Webster Financial Corp.	62,514	2,316,144
Wells Fargo & Company	1,617,738	88,004,947
WesBanco, Inc.	7,141	232,654
West Bancorp, Inc.	4,191	83,359
WestAmerica Bancorp. (L)	6,152	265,828

The accompanying notes are an integral part of the financial statements.	226

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Western Alliance Bancorp (I)	16,784	$497,478
Westpac Banking Corp.	785,744	23,486,712
Wilshire Bancorp, Inc.	16,239	161,903
Wintrust Financial Corp.	10,337	492,868
Yadkin Financial Corp. (I)	4,875	98,963
Yamaguchi Financial Group, Inc. (L)	52,133	599,179
Zions Bancorporation	71,143	1,920,861
		870,521,320
Capital markets - 2.1%
3i Group PLC	246,881	1,764,044
Aberdeen Asset Management PLC	233,786	1,590,516
Affiliated Managers Group, Inc. (I)	18,847	4,047,959
Ameriprise Financial, Inc.	62,997	8,242,527
Arlington Asset Investment Corp., Class A (L)	4,861	116,956
BGC Partners, Inc., Class A	39,125	369,731
BlackRock, Inc.	43,781	16,016,841
Calamos Asset Management, Inc., Class A	4,485	60,323
Cohen & Steers, Inc. (L)	4,350	178,133
Cowen Group, Inc., Class A (I)	26,551	138,065
Credit Suisse Group AG (I)	386,657	10,402,590
Daiwa Securities Group, Inc.	417,508	3,286,575
Deutsche Bank AG	348,736	12,086,398
Diamond Hill Investment Group, Inc.	681	108,960
E*TRADE Financial Corp. (I)	99,708	2,847,162
Eaton Vance Corp.	55,662	2,317,766
Evercore Partners, Inc., Class A	7,417	383,162
FBR & Company (I)	2,060	47,607
Federated Investors, Inc., Class B	44,825	1,519,119
Financial Engines, Inc. (L)	11,561	483,597
Franklin Resources, Inc.	135,204	6,938,669
FXCM, Inc., Class A (L)	10,607	22,593
GAMCO Investors, Inc., Class A	1,477	115,959
Greenhill & Company, Inc.	6,383	253,086
Hargreaves Lansdown PLC	60,255	1,027,783
HFF, Inc., Class A	7,324	274,943
ICAP PLC	139,953	1,091,562
INTL. FCStone, Inc. (I)	3,560	105,839
Invesco, Ltd.	148,189	5,881,621
Investec PLC	139,113	1,153,739
Investment Technology Group, Inc. (I)	8,086	245,087
Janus Capital Group, Inc.	102,718	1,765,722
Julius Baer Group, Ltd. (I)	56,149	2,806,541
KCG Holdings, Inc., Class A (I)	10,154	124,488
Ladenburg Thalmann
Financial Services, Inc. (I)	22,347	86,259
Legg Mason, Inc.	33,852	1,868,630
Macquarie Group, Ltd.	72,886	4,236,600
Manning & Napier, Inc.	3,564	46,368
Mediobanca SpA	153,202	1,465,762
Moelis & Company, Class A	1,755	52,861
Morgan Stanley	532,000	18,987,080
Nomura Holdings, Inc.	916,513	5,383,256
Northern Trust Corp.	75,710	5,273,202
OM Asset Management PLC	5,477	102,091
Oppenheimer Holdings, Inc., Class A	2,493	58,486
Partners Group Holding AG	4,408	1,314,145
Piper Jaffray Companies (I)	3,642	191,059
Platinum Asset Management, Ltd.	59,639	354,301
Raymond James Financial, Inc.	59,726	3,391,242
RCS Capital Corp., Class A (L)	2,270	24,153
Safeguard Scientifics, Inc. (I)	4,871	88,068
SBI Holdings, Inc.	51,890	628,148
Schroders PLC	31,580	1,495,990
SEI Investments Company	61,161	2,696,588
State Street Corp.	142,294	10,462,878
Stifel Financial Corp. (I)	45,733	2,549,615
T. Rowe Price Group, Inc.	90,004	7,288,524
The Bank of New York Mellon Corp.	384,322	15,465,117
The Charles Schwab Corp.	398,130	12,119,077
The Goldman Sachs Group, Inc.	139,794	26,277,078
UBS AG (I)	925,688	17,366,520
Virtus Investment Partners, Inc.	1,598	208,970
Waddell & Reed Financial, Inc., Class A	39,276	1,945,733
Walter Investment Management Corp. (I) (L)	8,612	139,084
Westwood Holdings Group, Inc.	1,715	103,415
WisdomTree Investments, Inc.	24,014	515,340
		230,001,303
Consumer finance - 0.5%
Acom Company, Ltd. (I) (L)	97,010	336,402
AEON Credit Service Company, Ltd.	28,853	727,851
American Express Company	302,437	23,626,378
Capital One Financial Corp.	190,322	15,001,180
Cash America International, Inc.	6,313	147,093
Consumer Portfolio Services, Inc. (I)	5,469	38,228
Credit Acceptance Corp. (I)	1,410	274,950
Credit Saison Company, Ltd.	36,803	660,202
Discover Financial Services	154,353	8,697,792
Encore Capital Group, Inc. (I)	5,766	239,808
Enova International, Inc. (I)	5,820	114,596
Ezcorp, Inc., Class A (I)	11,997	109,533
First Cash Financial Services, Inc. (I)	6,517	303,171
Green Dot Corp., Class A (I)	6,991	111,297
JG Wentworth, Inc., Class A (I) (L)	3,078	31,980
Navient Corp.	138,675	2,819,263
Nelnet, Inc., Class A	4,512	213,508
PRA Group, Inc. (I)	11,138	605,016
Regional Management Corp. (I)	2,587	38,184
SLM Corp. (I)	199,036	1,847,054
Springleaf Holdings, Inc. (I)	5,482	283,803
World Acceptance Corp. (I) (L)	1,740	126,881
		56,354,170
Diversified financial services - 1.6%
ASX, Ltd.	48,223	1,517,163
Berkshire Hathaway, Inc., Class B (I)	629,263	90,815,236
CBOE Holdings, Inc.	39,482	2,266,464
CME Group, Inc.	109,445	10,365,536
Deutsche Boerse AG	48,633	3,968,887
Eurazeo	9,809	672,238
Exor SpA	25,005	1,134,231
First Pacific Company, Ltd.	603,340	601,897
Gain Capital Holdings, Inc.	5,349	52,260
Groupe Bruxelles Lambert SA	20,502	1,699,804
Hong Kong Exchanges & Clearing, Ltd.	279,871	6,860,263
Industrivarden AB, C Shares	40,581	761,407
Intercontinental Exchange Group, Inc.	38,656	9,017,285
Investment AB Kinnevik, B Shares	59,817	1,996,828
Investor AB, B Shares	114,871	4,572,648
Japan Exchange Group, Inc.	66,272	1,918,760
Leucadia National Corp.	108,861	2,426,512
London Stock Exchange Group PLC	57,257	2,082,437
MarketAxess Holdings, Inc.	8,394	695,863
Marlin Business Services Corp.	2,150	43,065
McGraw-Hill Financial, Inc.	94,384	9,759,306
Mitsubishi UFJ Lease &
Finance Company, Ltd.	124,870	617,082

The accompanying notes are an integral part of the financial statements.	227

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Diversified financial services (continued)
Moody’s Corp.	61,361	$6,369,272
MSCI, Inc.	52,817	3,238,210
NewStar Financial, Inc. (I)	6,320	74,134
ORIX Corp.	333,947	4,692,329
Pargesa Holding SA	7,700	540,384
PHH Corp. (I)	11,443	276,577
PICO Holdings, Inc. (I)	5,625	91,181
Singapore Exchange, Ltd.	203,648	1,207,503
The NASDAQ OMX Group, Inc.	40,304	2,053,086
Wendel SA	7,743	922,928
		173,310,776
Insurance - 3.6%
ACE, Ltd.	112,956	12,593,464
Admiral Group PLC	49,155	1,112,999
Aegon NV	456,006	3,600,469
Aflac, Inc.	151,401	9,691,178
Ageas	54,831	1,969,118
AIA Group, Ltd.	3,046,135	19,125,105
Alleghany Corp. (I)	7,522	3,663,214
Allianz SE	115,527	20,057,410
Ambac Financial Group, Inc. (I)	10,195	246,719
American Equity Investment Life
Holding Company	16,593	483,354
American Financial Group, Inc.	34,449	2,209,903
American International Group, Inc.	473,531	25,944,763
AMERISAFE, Inc.	4,269	197,441
AMP, Ltd.	745,917	3,640,708
AmTrust Financial Services, Inc. (L)	6,637	378,209
Aon PLC	96,717	9,296,438
Argo Group International Holdings, Ltd.	6,338	317,851
Arthur J. Gallagher & Company	77,431	3,619,899
Aspen Insurance Holdings, Ltd.	29,253	1,381,619
Assicurazioni Generali SpA	294,482	5,790,152
Assurant, Inc.	23,343	1,433,494
Atlas Financial Holdings, Inc. (I)	2,892	51,102
Aviva PLC	745,071	5,962,712
AXA SA	459,599	11,567,729
Baldwin & Lyons, Inc., Class B	2,793	65,524
Baloise Holding AG	12,054	1,593,021
Brown & Brown, Inc.	55,313	1,831,413
Cincinnati Financial Corp.	51,139	2,724,686
Citizens, Inc. (I) (L)	11,676	71,924
CNO Financial Group, Inc.	45,681	786,627
CNP Assurances	43,557	763,408
Crawford & Company, Class B	6,734	58,182
Delta Lloyd NV	49,899	938,952
Direct Line Insurance Group PLC	381,054	1,798,191
eHealth, Inc. (I) (L)	4,422	41,478
Employers Holdings, Inc.	7,066	190,711
Enstar Group, Ltd. (I)	1,836	260,455
Everest Re Group, Ltd.	21,003	3,654,522
FBL Financial Group, Inc., Class A	2,232	138,406
Federated National Holding Company	3,192	97,675
Fidelity & Guaranty Life	2,727	57,812
First American Financial Corp.	74,279	2,650,275
Friends Life Group, Ltd.	355,133	2,174,132
Genworth Financial, Inc., Class A (I)	174,363	1,274,594
Gjensidige Forsikring ASA	50,822	876,896
Global Indemnity PLC (I)	2,225	61,744
Greenlight Capital Re, Ltd., Class A (I)	6,284	199,831
Hallmark Financial Services, Inc. (I)	3,707	39,294
Hannover Rueckversicherung AG	15,301	1,581,123
HCC Insurance Holdings, Inc.	45,365	2,570,835
HCI Group, Inc.	2,041	93,621
Horace Mann Educators Corp.	9,043	309,271
Infinity Property & Casualty Corp.	2,615	214,561
Insurance Australia Group, Ltd.	589,464	2,728,620
Kemper Corp.	33,331	1,298,576
Legal & General Group PLC	1,496,358	6,162,519
Lincoln National Corp.	88,471	5,083,544
Loews Corp.	103,047	4,207,409
Maiden Holdings, Ltd.	11,225	166,467
Mapfre SA	235,089	858,338
Marsh & McLennan Companies, Inc.	185,948	10,429,823
Meadowbrook Insurance Group, Inc.	11,549	98,167
Medibank Pvt., Ltd. (I)	695,608	1,226,802
Mercury General Corp.	17,100	987,525
MetLife, Inc.	385,545	19,489,300
Montpelier Re Holdings, Ltd.	7,816	300,447
MS&AD Insurance Group Holdings, Inc.	128,651	3,601,716
Muenchener Rueckversicherungs AG	43,763	9,403,886
National General Holdings Corp.	8,326	155,696
National Interstate Corp.	1,875	52,650
National Western Life Insurance
Company, Class A	547	139,102
NN Group NV (I)	39,733	1,126,421
Old Mutual PLC	1,235,084	4,054,367
Old Republic International Corp.	113,215	1,691,432
OneBeacon Insurance Group, Ltd., Class A	5,498	83,625
Primerica, Inc.	36,652	1,865,587
Principal Financial Group, Inc.	94,463	4,852,564
Prudential Financial, Inc.	156,678	12,582,810
Prudential PLC	647,865	16,077,058
QBE Insurance Group, Ltd.	345,292	3,413,145
Reinsurance Group of America, Inc.	32,324	3,012,274
RenaissanceRe Holdings, Ltd.	21,509	2,145,093
RLI Corp.	9,622	504,289
RSA Insurance Group PLC	257,305	1,603,788
Safety Insurance Group, Inc.	2,946	176,024
Sampo OYJ, Class A	112,977	5,698,379
SCOR SE	38,952	1,313,762
Selective Insurance Group, Inc.	12,671	368,093
Sompo Japan Nipponkoa Holdings, Inc.	84,391	2,623,576
Sony Financial Holdings, Inc.	44,116	709,650
StanCorp Financial Group, Inc.	19,807	1,358,760
Standard Life PLC	494,570	3,475,192
State Auto Financial Corp.	3,479	84,505
State National Companies, Inc.	6,447	64,148
Stewart Information Services Corp.	4,831	196,332
Suncorp Group, Ltd.	324,098	3,323,497
Swiss Life Holding AG (I)	8,011	1,979,092
Swiss Re AG	89,073	8,591,797
Symetra Financial Corp.	16,859	395,512
T&D Holdings, Inc.	147,125	2,020,923
The Allstate Corp.	143,704	10,227,414
The Chubb Corp.	79,691	8,056,760
The Dai-ichi Life Insurance Company, Ltd.	273,237	3,963,332
The Hanover Insurance Group, Inc.	20,822	1,511,261
The Hartford Financial Services Group, Inc.	145,237	6,073,811
The Navigators Group, Inc. (I)	2,310	179,810
The Phoenix Companies, Inc. (I)	1,410	70,486
The Progressive Corp.	185,114	5,035,101
The Travelers Companies, Inc.	110,918	11,993,563
Third Point Reinsurance, Ltd. (I)	12,552	177,611
Tokio Marine Holdings, Inc.	175,585	6,627,772
Torchmark Corp.	43,843	2,407,858

The accompanying notes are an integral part of the financial statements.	228

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Tryg A/S	5,324	$626,148
UnipolSai SpA	231,213	672,767
United Fire Group, Inc.	4,722	150,018
United Insurance Holdings Corp.	3,733	83,993
Universal Insurance Holdings, Inc.	6,927	177,262
Unum Group	86,772	2,926,820
Vienna Insurance Group AG	9,255	409,780
W.R. Berkley Corp.	47,305	2,389,376
XL Group PLC	88,193	3,245,502
Zurich Insurance Group AG (I)	37,804	12,777,833
		403,020,774
Real estate investment trusts - 2.9%
Acadia Realty Trust	15,078	525,921
AG Mortgage Investment Trust, Inc.	6,250	117,750
Agree Realty Corp.	4,151	136,858
Alexander’s, Inc.	469	214,136
Alexandria Real Estate Equities, Inc.	33,856	3,319,242
Altisource Residential Corp., Class B	12,929	269,699
American Assets Trust, Inc.	8,015	346,889
American Campus Communities, Inc.	52,728	2,260,449
American Capital Mortgage Investment Corp.	11,096	199,284
American Residential Properties, Inc. (I)	7,615	136,994
American Tower Corp.	145,814	13,728,388
Anworth Mortgage Asset Corp.	24,377	124,079
Apartment Investment & Management
Company, Class A	54,049	2,127,369
Apollo Commercial Real Estate Finance, Inc.	9,947	170,889
Apollo Residential Mortgage, Inc.	7,550	120,423
Ares Commercial Real Estate Corp.	8,239	91,041
Armada Hoffler Properties, Inc.	6,919	73,757
ARMOUR Residential REIT, Inc.	79,687	252,608
Ascendas Real Estate Investment Trust	516,431	974,108
Ashford Hospitality Prime, Inc.	6,316	105,919
Ashford Hospitality Trust, Inc.	18,284	175,892
Associated Estates Realty Corp.	12,734	314,275
AvalonBay Communities, Inc.	45,589	7,943,883
Aviv REIT, Inc.	4,382	159,943
Beni Stabili SpA	44	34
BioMed Realty Trust, Inc.	94,628	2,144,270
Boston Properties, Inc.	52,872	7,427,459
Camden Property Trust	40,758	3,184,423
Campus Crest Communities, Inc.	14,996	107,371
CapitaCommercial Trust	515,096	663,037
CapitaMall Trust	613,181	981,652
Capstead Mortgage Corp.	19,977	235,129
CareTrust REIT, Inc.	6,820	92,479
CatchMark Timber Trust, Inc., Class A	5,188	60,803
Cedar Realty Trust, Inc.	19,701	147,560
Chambers Street Properties	52,594	414,441
Chatham Lodging Trust	8,476	249,279
Chesapeake Lodging Trust	12,251	414,451
Colony Financial, Inc.	23,782	616,429
CorEnergy Infrastructure Trust, Inc.	11,942	82,758
CoreSite Realty Corp.	4,677	227,676
Corporate Office Properties Trust	43,486	1,277,619
Corrections Corp. of America	54,892	2,209,952
Cousins Properties, Inc.	49,006	519,464
Crown Castle International Corp.	115,214	9,509,764
CubeSmart	35,896	866,888
CyrusOne, Inc.	7,345	228,576
CYS Investments, Inc.	33,175	295,589
DCT Industrial Trust, Inc.	17,977	623,083
Dexus Property Group	230,149	1,324,984
DiamondRock Hospitality Company	43,231	610,854
Duke Realty Corp.	162,032	3,527,437
DuPont Fabros Technology, Inc.	14,099	460,755
Dynex Capital, Inc.	12,847	108,814
EastGroup Properties, Inc.	6,954	418,214
Education Realty Trust, Inc.	10,334	365,617
Empire State Realty Trust, Inc., Class A	20,457	384,796
EPR Properties	12,476	748,934
Equity One, Inc.	49,932	1,332,685
Equity Residential	125,561	9,776,179
Essex Property Trust, Inc.	22,383	5,145,852
Excel Trust, Inc.	14,200	199,084
Extra Space Storage, Inc.	51,970	3,511,613
Federal Realty Investment Trust	32,272	4,750,761
Federation Centres	362,637	837,082
FelCor Lodging Trust, Inc.	27,899	320,560
First Industrial Realty Trust, Inc.	24,672	528,721
First Potomac Realty Trust	13,925	165,568
Fonciere Des Regions	7,207	713,664
Franklin Street Properties Corp.	20,994	269,143
Gecina SA	7,000	946,757
General Growth Properties, Inc.	216,871	6,408,538
Getty Realty Corp.	6,241	113,586
Gladstone Commercial Corp.	5,466	101,722
Goodman Group	439,197	2,114,799
Government Properties Income Trust	15,222	347,823
Gramercy Property Trust, Inc.	10,391	291,675
Hammerson PLC	196,000	1,930,238
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.	6,198	113,299
Hatteras Financial Corp.	20,735	376,548
HCP, Inc.	159,172	6,877,822
Health Care REIT, Inc.	120,666	9,334,722
Healthcare Realty Trust, Inc.	21,252	590,381
Hersha Hospitality Trust	44,749	289,526
Highwoods Properties, Inc.	63,330	2,899,247
Home Properties, Inc.	27,162	1,882,055
Hospitality Properties Trust	70,474	2,324,937
Host Hotels & Resorts, Inc.	261,569	5,278,462
Hudson Pacific Properties, Inc.	14,562	483,313
ICADE	9,380	847,438
Inland Real Estate Corp.	19,724	210,850
Intu Properties PLC	231,419	1,193,081
Invesco Mortgage Capital, Inc.	27,241	423,053
Investors Real Estate Trust	25,993	194,948
Iron Mountain, Inc.	64,570	2,355,514
iStar Financial, Inc. (I)	19,302	250,926
Japan Prime Realty Investment Corp.	200	688,731
Japan Real Estate Investment Corp.	318	1,495,739
Japan Retail Fund Investment Corp.	616	1,224,042
Keppel REIT	21,160	18,507
Kilroy Realty Corp.	40,598	3,092,350
Kimco Realty Corp.	141,858	3,808,887
Kite Realty Group Trust	7,347	206,965
Klepierre	43,602	2,141,125
Lamar Advertising Company, Class A	37,721	2,235,724
Land Securities Group PLC	200,218	3,717,102
LaSalle Hotel Properties	77,682	3,018,723
Lexington Realty Trust	46,018	452,357
Liberty Property Trust	69,980	2,498,286
LTC Properties, Inc.	7,747	356,362
Mack-Cali Realty Corp.	59,243	1,142,205
Medical Properties Trust, Inc.	45,847	675,785

The accompanying notes are an integral part of the financial statements.	229

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Real estate investment trusts (continued)
Mid-America Apartment Communities, Inc.	35,390	$2,734,585
Mirvac Group	938,519	1,433,036
Monmouth Real Estate
Investment Corp., Class A	13,106	145,608
National Health Investors, Inc.	8,272	587,395
National Retail Properties, Inc.	62,143	2,545,999
New Residential Investment Corp.	31,006	466,020
New York Mortgage Trust, Inc.	24,136	187,295
New York REIT, Inc.	36,668	384,281
Nippon Building Fund, Inc.	352	1,729,206
Nippon Prologis REIT, Inc.	371	816,708
Novion Property Group	536,951	1,022,875
Omega Healthcare Investors, Inc.	65,151	2,643,176
One Liberty Properties, Inc.	3,244	79,218
Owens Realty Mortgage, Inc.	3,133	46,932
Parkway Properties, Inc.	17,917	310,860
Pebblebrook Hotel Trust	15,821	736,784
Pennsylvania Real Estate Investment Trust	15,391	357,533
PennyMac Mortgage Investment Trust	16,450	350,221
Physicians Realty Trust	15,558	273,976
Plum Creek Timber Company, Inc.	60,154	2,613,691
Potlatch Corp.	28,177	1,128,207
Prologis, Inc.	176,392	7,683,636
PS Business Parks, Inc.	4,303	357,321
Public Storage	50,098	9,876,320
QTS Realty Trust, Inc., Class A	2,621	95,431
RAIT Financial Trust	19,114	131,122
Ramco-Gershenson Properties Trust	17,483	325,184
Rayonier, Inc.	59,497	1,604,039
Realty Income Corp.	105,772	5,457,835
Redwood Trust, Inc.	18,425	329,255
Regency Centers Corp.	44,240	3,010,090
Resource Capital Corp.	29,941	135,932
Retail Opportunity Investments Corp.	20,010	366,183
Rexford Industrial Realty, Inc.	13,093	207,000
RLJ Lodging Trust	28,649	897,000
Rouse Properties, Inc.	8,707	165,085
Ryman Hospitality Properties	9,567	582,726
Sabra Health Care REIT, Inc.	13,249	439,204
Saul Centers, Inc.	2,210	126,412
Scentre Group	1,340,325	3,807,641
Segro PLC	188,455	1,163,747
Select Income REIT	8,077	201,844
Senior Housing Properties Trust	110,445	2,450,775
Silver Bay Realty Trust Corp.	8,986	145,214
Simon Property Group, Inc.	107,267	20,985,716
SL Green Realty Corp.	34,061	4,372,751
Sovran Self Storage, Inc.	7,177	674,207
STAG Industrial, Inc.	12,817	301,456
Starwood Waypoint Residential Trust (L)	8,732	225,722
Stockland	591,592	2,021,224
Store Capital Corp.	7,025	164,034
Strategic Hotels & Resorts, Inc. (I)	59,435	738,777
Summit Hotel Properties, Inc.	18,891	265,796
Sun Communities, Inc.	10,574	705,497
Sunstone Hotel Investors, Inc.	45,561	759,502
Suntec Real Estate Investment Trust	601,500	812,357
Tanger Factory Outlet Centers	44,373	1,560,598
Taubman Centers, Inc.	29,758	2,295,235
Terreno Realty Corp.	9,798	223,394
The British Land Company PLC	244,321	3,011,229
The Geo Group, Inc.	15,974	698,703
The GPT Group	428,446	1,488,143
The Link REIT	582,404	3,592,954
The Macerich Company	48,627	4,100,715
UDR, Inc.	121,621	4,138,763
UMH Properties, Inc.	6,348	63,924
Unibail-Rodamco SE	23,913	6,457,373
Unibail-Rodamco SE	890	240,332
United Urban Investment Corp.	634	988,352
Universal Health Realty Income Trust	2,819	158,569
Urban Edge Properties	41,077	973,525
Urstadt Biddle Properties, Inc., Class A	6,212	143,249
Ventas, Inc.	114,226	8,340,783
Vornado Realty Trust	60,322	6,756,064
Washington Real Estate Investment Trust	14,507	400,828
Weingarten Realty Investors	52,972	1,905,933
Western Asset Mortgage Capital Corp.	9,338	140,817
Westfield Corp. (I)	496,483	3,598,069
Weyerhaeuser Company	181,305	6,010,261
Whitestone REIT	6,169	97,964
WP Glimcher, Inc.	87,000	1,446,810
		327,937,677
Real estate management and development - 0.7%
Aeon Mall Company, Ltd.	29,231	578,865
Alexander & Baldwin, Inc.	32,270	1,393,419
Altisource Asset Management Corp. (I) (L)	329	60,908
Altisource Portfolio Solutions SA (I) (L)	3,139	40,399
AV Homes, Inc. (I)	2,990	47,720
CapitaLand, Ltd.	650,684	1,696,054
CBRE Group, Inc., Class A (I)	96,564	3,737,992
City Developments, Ltd.	103,813	760,917
CK Hutchison Holdings, Ltd.	350,516	7,161,222
Consolidated-Tomoka Land Company	1,026	61,211
Daito Trust Construction Company, Ltd.	18,160	2,027,848
Daiwa House Industry Company, Ltd.	149,306	2,942,858
Deutsche Annington Immobilien SE	87,259	2,940,421
Deutsche Wohnen AG	72,667	1,858,586
Forestar Group, Inc. (I)	8,087	127,532
FRP Holdings, Inc. (I)	1,666	60,642
Global Logistic Properties, Ltd.	784,286	1,513,746
Hang Lung Properties, Ltd.	569,313	1,599,484
Henderson Land Development Company, Ltd.	262,510	1,844,149
Hulic Company, Ltd.	58,969	662,578
Hysan Development Company, Ltd.	161,279	706,933
IMMOFINANZ AG (I)	243,386	716,817
Jones Lang LaSalle, Inc.	21,072	3,590,669
Kennedy-Wilson Holdings, Inc.	16,034	419,129
Keppel Land, Ltd.	170,729	552,877
Kerry Properties, Ltd.	164,555	571,212
Lend Lease Corp.	139,456	1,761,411
Marcus & Millichap, Inc. (I)	1,787	66,977
Mitsubishi Estate Company, Ltd.	316,124	7,331,532
Mitsui Fudosan Company, Ltd.	237,826	6,984,473
New World Development Company, Ltd.	1,320,569	1,530,989
Nomura Real Estate Holdings, Inc.	32,163	579,229
NTT Urban Development Corp.	28,100	280,686
RE/MAX Holdings, Inc., Class A	2,482	82,427
Sino Land Company, Ltd.	763,722	1,245,350
Sumitomo Realty &
Development Company, Ltd.	90,483	3,257,511
Sun Hung Kai Properties, Ltd.	427,977	6,599,185
Swire Pacific, Ltd., Class A	160,877	2,189,933
Swire Properties, Ltd.	297,091	964,904
Swiss Prime Site AG (I)	14,573	1,265,335
Tejon Ranch Company (I)	3,196	84,534

The accompanying notes are an integral part of the financial statements.	230

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Real estate management and development (continued)
The St. Joe Company (I)	14,068	$261,102
The Wharf Holdings, Ltd.	380,963	2,659,444
Tokyo Tatemono Company, Ltd.	104,580	766,185
Tokyu Fudosan Holdings Corp.	122,681	836,754
UOL Group, Ltd.	118,945	661,976
Wheelock and Company, Ltd.	232,456	1,187,869
		78,271,994
Thrifts and mortgage finance - 0.1%
Anchor Bancorp Wisconsin, Inc. (I)	1,752	60,847
Astoria Financial Corp.	19,436	251,696
Bank Mutual Corp.	12,289	89,955
BankFinancial Corp.	4,873	64,031
BBX Capital Corp., Class A (I)	2,131	39,637
Beneficial Bancorp, Inc. (I)	7,568	85,443
Berkshire Hills Bancorp, Inc.	5,890	163,153
BofI Holding, Inc. (I)	3,360	312,614
Brookline Bancorp, Inc.	16,806	168,900
Capitol Federal Financial, Inc.	31,835	397,938
Clifton Bancorp, Inc.	6,886	97,161
Dime Community Bancshares, Inc.	8,204	132,084
Essent Group, Ltd. (I)	9,803	234,390
EverBank Financial Corp.	20,103	362,457
Federal Agricultural Mortgage Corp., Class C	2,469	69,601
First Defiance Financial Corp.	2,294	75,289
Flagstar Bancorp, Inc. (I)	4,944	71,737
Home Loan Servicing Solutions, Ltd. (L)	15,961	263,995
HomeStreet, Inc. (I)	5,215	95,539
Hudson City Bancorp, Inc.	168,159	1,762,306
Ladder Capital Corp., Class A (I)	3,608	66,784
LendingTree, Inc. (I)	1,439	80,598
Meridian Bancorp, Inc. (I)	5,147	67,786
Meta Financial Group, Inc.	1,626	64,601
MGIC Investment Corp. (I)	75,672	728,721
New York Community Bancorp, Inc. (L)	208,018	3,480,141
NMI Holdings, Inc., Class A (I)	12,640	94,674
Northfield Bancorp, Inc.	11,833	175,365
Northwest Bancshares, Inc.	21,220	251,457
OceanFirst Financial Corp.	3,705	63,985
Oritani Financial Corp.	10,994	159,963
PennyMac Financial Services, Inc. (I)	3,333	56,561
People’s United Financial, Inc.	105,416	1,602,323
Provident Financial Services, Inc.	13,544	252,596
Radian Group, Inc.	42,645	716,010
Stonegate Mortgage Corp. (I) (L)	3,733	40,391
TrustCo Bank Corp.	22,182	152,612
United Community Financial Corp.	12,282	67,060
United Financial Bancorp, Inc.	11,801	146,686
Walker & Dunlop, Inc. (I)	4,214	74,714
Washington Federal, Inc.	68,234	1,487,842
Waterstone Financial, Inc.	7,742	99,407
WSFS Financial Corp.	2,102	158,974
		14,888,024
		2,154,306,038
Health care - 13.1%
Biotechnology - 2.1%
ACADIA Pharmaceuticals, Inc. (I)	17,588	573,193
Acceleron Pharma, Inc. (I)	3,660	139,300
Achillion Pharmaceuticals, Inc. (I)	25,488	251,312
Acorda Therapeutics, Inc. (I)	9,330	310,502
Actelion, Ltd. (I)	25,982	2,996,596
Aegerion Pharmaceuticals, Inc. (I) (L)	6,698	175,287
Agenus, Inc. (I)	14,560	74,693
Agios Pharmaceuticals, Inc. (I)	3,244	305,909
Alder Biopharmaceuticals, Inc. (I)	2,297	66,291
Alexion Pharmaceuticals, Inc. (I)	69,667	12,073,291
AMAG Pharmaceuticals, Inc. (I)	4,853	265,265
Amgen, Inc.	261,866	41,859,280
Anacor Pharmaceuticals, Inc. (I)	7,363	425,950
Applied Genetic Technologies Corp. (I)	1,421	28,406
Arena Pharmaceuticals, Inc. (I)	54,202	236,863
ARIAD Pharmaceuticals, Inc. (I) (L)	37,055	305,333
Array BioPharma, Inc. (I) (L)	31,371	231,204
Arrowhead Research Corp. (I) (L)	12,621	85,381
Atara Biotherapeutics, Inc. (I)	1,607	66,803
Auspex Pharmaceuticals, Inc. (I)	2,319	232,526
Avalanche Biotechnologies, Inc. (I)	1,755	71,113
BioCryst Pharmaceuticals, Inc. (I) (L)	15,563	140,534
Biogen, Inc. (I)	80,958	34,183,706
BioSpecifics Technologies Corp. (I)	900	35,235
BioTime, Inc. (I) (L)	12,648	62,861
Bluebird Bio, Inc. (I)	5,504	664,718
Calithera Biosciences, Inc. (I)	1,856	30,476
Cara Therapeutics, Inc. (I)	1,456	14,633
Celgene Corp. (I)	276,264	31,847,714
Celldex Therapeutics, Inc. (I) (L)	19,976	556,731
Cellular Dynamics International, Inc. (I)	2,523	41,453
Cepheid, Inc. (I)	15,556	885,136
ChemoCentryx, Inc. (I) (L)	6,238	47,097
Chimerix, Inc. (I)	6,758	254,709
Clovis Oncology, Inc. (I)	5,521	409,824
Coherus Biosciences, Inc. (I)	1,568	47,949
CSL, Ltd.	119,870	8,386,383
CTI BioPharma Corp. (I)	35,526	64,302
Cytokinetics, Inc. (I)	8,064	54,674
CytRx Corp. (I) (L)	12,508	42,152
Durata Therapeutics, Inc. (I)	3,707	6,784
Dyax Corp. (I)	30,409	509,503
Dynavax Technologies Corp. (I) (L)	5,999	134,558
Emergent Biosolutions, Inc. (I)	6,482	186,422
Enanta Pharmaceuticals, Inc. (I) (L)	2,344	71,773
Epizyme, Inc. (I)	2,906	54,575
Esperion Therapeutics, Inc. (I)	1,364	126,306
Exact Sciences Corp. (I) (L)	19,818	436,392
Exelixis, Inc. (I) (L)	44,457	114,254
FibroGen, Inc. (I)	2,131	66,871
Five Prime Therapeutics, Inc. (I)	4,611	105,361
Flexion Therapeutics, Inc. (I)	1,505	33,893
Foundation Medicine, Inc. (I) (L)	3,112	149,718
Galena Biopharma, Inc. (I) (L)	27,799	38,641
Genomic Health, Inc. (I)	3,778	115,418
Geron Corp. (I) (L)	35,828	135,072
Gilead Sciences, Inc. (I)	513,941	50,433,030
Grifols SA	37,906	1,624,223
Halozyme Therapeutics, Inc. (I)	23,203	331,339
Heron Therapeutics, Inc. (I)	5,437	79,108
Hyperion Therapeutics, Inc. (I)	3,102	142,382
Idera Pharmaceuticals, Inc. (I) (L)	19,858	73,673
Immune Design Corp. (I)	1,342	28,330
ImmunoGen, Inc. (I) (L)	19,512	174,632
Immunomedics, Inc. (I) (L)	19,293	73,892
Infinity Pharmaceuticals, Inc. (I)	10,986	153,584
Inovio Pharmaceuticals, Inc. (I) (L)	13,734	112,069
Insmed, Inc. (I)	11,173	232,398
Insys Therapeutics, Inc. (I) (L)	2,242	130,327

The accompanying notes are an integral part of the financial statements.	231

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Intrexon Corp. (I) (L)	8,424	$382,197
Ironwood Pharmaceuticals, Inc. (I)	26,866	429,856
Isis Pharmaceuticals, Inc. (I)	26,195	1,667,836
Karyopharm Therapeutics, Inc. (I)	3,413	104,472
Keryx Biopharmaceuticals, Inc. (I) (L)	22,723	289,264
Kite Pharma, Inc. (I)	2,101	121,186
Kythera Biopharmaceuticals, Inc. (I)	3,961	198,644
Lexicon Pharmaceuticals, Inc. (I) (L)	59,157	55,862
Ligand Pharmaceuticals, Inc. (I)	4,404	339,592
MacroGenics, Inc. (I)	4,466	140,098
MannKind Corp. (I) (L)	51,275	266,630
Merrimack Pharmaceuticals, Inc. (I) (L)	22,022	261,621
MiMedx Group, Inc. (I) (L)	20,864	216,986
Mirati Therapeutics, Inc. (I) (L)	1,942	56,939
Momenta Pharmaceuticals, Inc. (I)	10,932	166,166
Navidea Biopharmaceuticals, Inc. (I) (L)	34,780	55,300
Neuralstem, Inc. (I) (L)	15,358	29,180
Neurocrine Biosciences, Inc. (I)	18,792	746,230
NewLink Genetics Corp. (I)	4,435	242,639
Northwest Biotherapeutics, Inc. (I) (L)	8,704	64,148
Novavax, Inc. (I)	53,218	440,113
Ohr Pharmaceutical, Inc. (I)	5,662	14,381
OncoMed Pharmaceuticals, Inc. (I)	2,999	77,314
Oncothyreon, Inc. (I)	24,157	39,376
Ophthotech Corp. (I)	3,130	145,639
OPKO Health, Inc. (I) (L)	43,952	622,800
Orexigen Therapeutics, Inc. (I) (L)	27,568	215,857
Organovo Holdings, Inc. (I) (L)	14,733	52,155
Osiris Therapeutics, Inc. (I) (L)	4,264	74,961
Otonomy, Inc. (I)	1,798	63,577
OvaScience, Inc. (I) (L)	3,815	132,495
PDL BioPharma, Inc. (L)	35,885	252,451
Peregrine Pharmaceuticals, Inc. (I) (L)	41,914	56,584
Portola Pharmaceuticals, Inc. (I)	9,583	363,771
Progenics Pharmaceuticals, Inc. (I)	15,823	94,622
Prothena Corp. PLC (I)	6,031	230,022
PTC Therapeutics, Inc. (I)	5,453	331,815
Puma Biotechnology, Inc. (I)	5,169	1,220,453
Radius Health, Inc. (I)	2,002	82,402
Raptor Pharmaceutical Corp. (I) (L)	14,335	155,821
Receptos, Inc. (I)	4,890	806,312
Regeneron Pharmaceuticals, Inc. (I)	25,460	11,494,681
Regulus Therapeutics, Inc. (I) (L)	3,430	58,104
Repligen Corp. (I)	7,154	217,195
Retrophin, Inc. (I)	4,844	116,062
Rigel Pharmaceuticals, Inc. (I)	20,691	73,867
Sage Therapeutics, Inc. (I) (L)	1,328	66,705
Sangamo BioSciences, Inc. (I)	15,260	239,277
Sarepta Therapeutics, Inc. (I) (L)	9,288	123,345
Spectrum Pharmaceuticals, Inc. (I) (L)	14,948	90,734
Stemline Therapeutics, Inc. (I)	3,607	52,193
Sunesis Pharmaceuticals, Inc. (I)	11,740	28,763
Synageva BioPharma Corp. (I) (L)	5,190	506,181
Synergy Pharmaceuticals, Inc. (I) (L)	22,358	103,294
Synta Pharmaceuticals Corp. (I) (L)	16,928	32,840
TESARO, Inc. (I) (L)	4,336	248,886
TG Therapeutics, Inc. (I)	6,216	96,224
Threshold Pharmaceuticals, Inc. (I)	14,041	57,006
Ultragenyx Pharmaceutical, Inc. (I)	1,752	108,782
United Therapeutics Corp. (I)	21,933	3,782,017
Vanda Pharmaceuticals, Inc. (I) (L)	9,083	84,472
Verastem, Inc. (I)	6,871	69,878
Versartis, Inc. (I)	2,031	37,309
Vertex Pharmaceuticals, Inc. (I)	83,544	9,855,686
Vital Therapies, Inc. (I) (L)	1,321	33,038
Xencor, Inc. (I)	3,269	50,081
XOMA Corp. (I) (L)	20,866	75,952
Zafgen, Inc. (I)	1,787	70,783
ZIOPHARM Oncology, Inc. (I) (L)	20,306	218,696
		233,719,131
Health care equipment and supplies - 1.8%
Abaxis, Inc.	4,975	318,947
Abbott Laboratories	520,696	24,123,846
ABIOMED, Inc. (I)	8,898	636,919
Accuray, Inc. (I) (L)	17,493	162,685
Align Technology, Inc. (I)	34,145	1,836,489
Analogic Corp.	2,768	251,611
AngioDynamics, Inc. (I)	5,688	101,190
Anika Therapeutics, Inc. (I)	3,212	132,238
Antares Pharma, Inc. (I) (L)	27,303	73,991
AtriCure, Inc. (I)	6,371	130,542
Atrion Corp.	355	122,656
Baxter International, Inc.	187,235	12,825,598
Becton, Dickinson and Company	72,052	10,345,947
Boston Scientific Corp. (I)	459,135	8,149,646
C.R. Bard, Inc.	25,630	4,289,181
Cantel Medical Corp.	7,550	358,625
Cardiovascular Systems, Inc. (I)	6,220	242,829
Cerus Corp. (I) (L)	20,991	87,532
Cochlear, Ltd.	14,487	995,933
Coloplast A/S	28,225	2,132,260
CONMED Corp.	6,037	304,808
CryoLife, Inc.	6,858	71,117
Cyberonics, Inc. (I) (L)	5,983	388,416
Cynosure, Inc., Class A (I)	5,066	155,374
DENTSPLY International, Inc.	48,456	2,465,926
Derma Sciences, Inc. (I)	5,712	48,381
DexCom, Inc. (I)	16,694	1,040,704
Edwards Lifesciences Corp. (I)	37,220	5,302,361
Elekta AB, B Shares (L)	93,508	840,563
Endologix, Inc. (I)	14,402	245,842
Essilor International SA	51,546	5,918,261
Exactech, Inc. (I)	2,455	62,922
GenMark Diagnostics, Inc. (I)	9,615	124,803
Getinge AB, B Shares	50,818	1,255,651
Globus Medical, Inc., Class A (I)	14,643	369,589
Greatbatch, Inc. (I)	5,491	317,654
Haemonetics Corp. (I)	11,592	520,713
Halyard Health, Inc. (I)	21,872	1,076,102
HeartWare International, Inc. (I)	3,825	335,720
Hill-Rom Holdings, Inc.	26,559	1,301,391
Hologic, Inc. (I)	114,473	3,780,471
ICU Medical, Inc. (I)	2,942	274,018
IDEXX Laboratories, Inc. (I)	22,149	3,421,578
Inogen, Inc. (I)	1,205	38,548
Insulet Corp. (I)	12,470	415,875
Integra LifeSciences Holdings Corp. (I)	5,592	344,747
Intuitive Surgical, Inc. (I)	12,629	6,378,024
Invacare Corp.	7,313	141,945
K2M Group Holdings, Inc. (I)	2,091	46,107
LDR Holding Corp. (I)	3,740	137,034
Masimo Corp. (I)	10,054	331,581
Medtronic PLC	491,728	38,349,867
Meridian Bioscience, Inc.	9,414	179,619
Merit Medical Systems, Inc. (I)	9,681	186,359
Natus Medical, Inc. (I)	7,140	281,816

The accompanying notes are an integral part of the financial statements.	232

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Neogen Corp. (I)	8,206	$383,466
Nevro Corp. (I)	1,825	87,472
NuVasive, Inc. (I)	10,401	478,342
NxStage Medical, Inc. (I)	13,788	238,532
Ocular Therapeutix, Inc. (I) (L)	1,346	56,512
Olympus Corp. (I)	60,902	2,257,976
OraSure Technologies, Inc. (I)	12,822	83,856
Orthofix International NV (I)	4,184	150,164
Oxford Immunotec Global PLC (I)	4,195	59,066
Quidel Corp. (I)	6,415	173,077
ResMed, Inc. (L)	66,062	4,741,930
Rockwell Medical Technologies, Inc. (I) (L)	10,789	117,924
RTI Surgical, Inc. (I)	13,810	68,221
Sirona Dental Systems, Inc. (I)	26,111	2,349,729
Smith & Nephew PLC	224,714	3,831,723
Sonova Holding AG	13,645	1,893,280
Spectranetics Corp. (I) (L)	9,270	322,225
St. Jude Medical, Inc.	97,075	6,348,705
STAAR Surgical Company (I) (L)	9,117	67,739
STERIS Corp. (L)	41,046	2,884,302
Stryker Corp.	103,251	9,524,905
SurModics, Inc. (I)	3,115	81,083
Sysmex Corp.	36,879	2,044,824
Tandem Diabetes Care, Inc. (I)	2,412	30,439
Teleflex, Inc.	19,478	2,353,527
Terumo Corp.	77,117	2,031,489
The Cooper Companies, Inc.	22,696	4,253,684
Thoratec Corp. (I)	37,392	1,566,351
Tornier NV (I)	7,994	209,603
Transenterix, Inc. (I) (L)	6,832	20,018
Unilife Corp. (I) (L)	28,786	115,432
Utah Medical Products, Inc.	1,016	60,818
Varian Medical Systems, Inc. (I)	34,538	3,249,680
Vascular Solutions, Inc. (I)	3,913	118,642
West Pharmaceutical Services, Inc.	15,682	944,213
William Demant Holdings A/S (I)	5,684	482,651
Wright Medical Group, Inc. (I)	11,317	291,979
Zeltiq Aesthetics, Inc. (I)	6,455	199,008
Zimmer Holdings, Inc.	58,637	6,891,020
		204,836,159
Health care providers and services - 2.1%
AAC Holdings, Inc. (I) (L)	1,270	38,837
Acadia Healthcare Company, Inc. (I)	9,532	682,491
Aceto Corp.	6,470	142,340
Addus HomeCare Corp. (I)	1,580	36,372
Adeptus Health, Inc., Class A (I) (L)	1,298	65,186
Aetna, Inc.	121,349	12,927,309
Air Methods Corp. (I)	8,747	407,523
Alfresa Holdings Corp.	43,800	617,200
Alliance HealthCare Services, Inc. (I)	1,324	29,366
Almost Family, Inc. (I)	1,973	88,213
Amedisys, Inc. (I)	6,095	163,224
AmerisourceBergen Corp.	72,000	8,184,240
AMN Healthcare Services, Inc. (I)	10,404	240,020
Amsurg Corp. (I)	9,375	576,750
Anthem, Inc.	92,054	14,214,058
Bio-Reference Labs, Inc. (I)	5,424	191,142
BioScrip, Inc. (I) (L)	16,368	72,510
BioTelemetry, Inc. (I)	6,287	55,640
Capital Senior Living Corp. (I)	6,588	170,893
Cardinal Health, Inc.	113,933	10,284,732
Celesio AG	13,004	384,004
Centene Corp. (I)	55,846	3,947,754
Chemed Corp.	3,881	463,391
Cigna Corp.	89,169	11,542,035
Civitas Solutions, Inc. (I)	2,762	57,836
Community Health Systems, Inc. (I)	54,862	2,868,185
CorVel Corp. (I)	2,529	87,023
Cross Country Healthcare, Inc. (I)	7,185	85,214
DaVita HealthCare Partners, Inc. (I)	59,549	4,840,143
ExamWorks Group, Inc. (I)	7,784	323,970
Express Scripts Holding Company (I)	250,792	21,761,222
Five Star Quality Care, Inc. (I)	10,321	45,825
Fresenius Medical Care AG &
Company KGaA	54,978	4,569,866
Fresenius SE & Company KGaA	95,953	5,720,382
Genesis Healthcare, Inc. (I)	5,496	39,132
Hanger, Inc. (I)	8,008	181,702
HCA Holdings, Inc. (I)	101,570	7,641,111
Health Net, Inc. (I)	36,145	2,186,411
HealthEquity, Inc. (I)	2,310	57,727
Healthscope, Ltd.	288,028	669,619
HealthSouth Corp.	19,493	864,709
Healthways, Inc. (I)	7,065	139,181
Henry Schein, Inc. (I)	28,919	4,037,671
Humana, Inc.	51,621	9,189,570
IPC Healthcare, Inc. (I)	3,873	180,637
Kindred Healthcare, Inc.	17,499	416,301
Laboratory Corp. of America Holdings (I)	34,598	4,362,462
Landauer, Inc.	2,298	80,752
LHC Group, Inc. (I)	2,803	92,583
LifePoint Hospitals, Inc. (I)	20,774	1,525,850
Magellan Health Services, Inc. (I)	6,095	431,648
McKesson Corp.	80,346	18,174,265
Medipal Holdings Corp.	34,465	449,221
MEDNAX, Inc. (I)	45,160	3,274,552
Miraca Holdings, Inc.	14,117	649,001
Molina Healthcare, Inc. (I)	6,682	449,632
National Healthcare Corp.	2,271	144,685
Omnicare, Inc.	45,645	3,517,404
Owens & Minor, Inc.	43,565	1,474,240
Patterson Companies, Inc.	29,587	1,443,550
PharMerica Corp. (I)	6,691	188,619
Quest Diagnostics, Inc.	49,795	3,826,746
RadNet, Inc. (I)	7,305	61,362
Ramsay Health Care, Ltd.	33,362	1,703,317
Ryman Healthcare, Ltd.	92,564	541,707
Select Medical Holdings Corp.	17,527	259,925
Sonic Healthcare, Ltd.	96,704	1,502,382
Surgical Care Affiliates, Inc. (I)	2,820	96,811
Suzuken Company, Ltd.	18,958	577,859
Team Health Holdings, Inc. (I)	15,603	912,932
Tenet Healthcare Corp. (I)	34,412	1,703,738
The Ensign Group, Inc.	4,963	232,566
The Providence Service Corp. (I)	2,570	136,518
Triple-S Management Corp., Class B (I)	5,556	110,453
UnitedHealth Group, Inc.	329,062	38,924,744
Universal American Corp. (I)	9,683	103,414
Universal Health Services, Inc., Class B	31,409	3,697,153
US Physical Therapy, Inc.	2,775	131,813
VCA, Inc. (I)	38,582	2,115,065
WellCare Health Plans, Inc. (I)	30,403	2,780,658
		227,166,294
Health care technology - 0.1%
Allscripts Healthcare Solutions, Inc. (I)	79,755	953,870
Cerner Corp. (I)	105,208	7,707,538

The accompanying notes are an integral part of the financial statements.	233

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care technology (continued)
Computer Programs & Systems, Inc. (L)	2,561	$138,960
HealthStream, Inc. (I)	4,694	118,289
HMS Holdings Corp. (I)	61,176	945,169
M3, Inc.	48,243	1,023,469
MedAssets, Inc. (I)	13,778	259,302
Medidata Solutions, Inc. (I)	12,100	593,384
Merge Healthcare, Inc. (I)	16,499	73,751
Omnicell, Inc. (I)	8,113	284,766
Quality Systems, Inc.	11,429	182,635
Vocera Communications, Inc. (I)	5,749	57,030
		12,338,163
Life sciences tools and services - 0.4%
Accelerate Diagnostics, Inc. (I) (L)	5,160	116,100
Affymetrix, Inc. (I)	16,302	204,753
Agilent Technologies, Inc.	115,906	4,815,894
Albany Molecular Research, Inc. (I)	5,307	93,403
Bio-Rad Laboratories, Inc., Class A (I)	9,711	1,312,733
Bio-Techne Corp.	17,453	1,750,361
Cambrex Corp. (I)	6,812	269,960
Charles River
Laboratories International, Inc. (I)	22,243	1,763,647
Enzo Biochem, Inc. (I)	9,593	28,299
Fluidigm Corp. (I)	6,312	265,735
INC Research Holdings, Inc. (I)	2,055	67,260
Lonza Group AG (I)	13,441	1,673,378
Luminex Corp. (I)	8,523	136,368
Mettler-Toledo International, Inc. (I)	13,220	4,344,753
Pacific Biosciences of California, Inc. (I) (L)	13,112	76,574
PAREXEL International Corp. (I)	12,649	872,655
PerkinElmer, Inc.	38,601	1,974,055
PRA Health Sciences, Inc. (I)	4,408	127,127
QIAGEN NV (I)	57,939	1,453,944
Sequenom, Inc. (I) (L)	26,645	105,248
Thermo Fisher Scientific, Inc.	136,912	18,392,758
Waters Corp. (I)	28,653	3,562,141
		43,407,146
Pharmaceuticals - 6.6%
AbbVie, Inc.	549,989	32,196,356
AcelRx Pharmaceuticals, Inc. (I) (L)	6,509	25,125
Actavis PLC (I)	134,740	40,101,319
Aerie Pharmaceuticals, Inc. (I)	2,377	74,495
Akorn, Inc. (I)	48,832	2,320,008
Alimera Sciences, Inc. (I)	7,237	36,257
Amphastar Pharmaceuticals, Inc. (I)	2,230	33,361
Ampio Pharmaceuticals, Inc. (I) (L)	9,635	72,552
ANI Pharmaceuticals, Inc. (I) (L)	1,555	97,265
Aratana Therapeutics, Inc. (I)	6,504	104,129
Astellas Pharma, Inc.	541,847	8,878,101
AstraZeneca PLC	319,002	21,889,423
Bayer AG	208,909	31,256,100
Bio-Path Holdings, Inc. (I)	17,645	31,761
BioDelivery Sciences International, Inc. (I)	9,568	100,464
Bristol-Myers Squibb Company	573,528	36,992,556
Catalent, Inc. (I)	10,921	340,189
Cempra, Inc. (I)	6,685	229,362
Chelsea Therapeutics International, Ltd. (I) (L)	19,199	1,536
Chugai Pharmaceutical Company, Ltd.	56,834	1,793,733
Corcept Therapeutics, Inc. (I)	12,866	72,050
Daiichi Sankyo Company, Ltd. (L)	160,011	2,542,716
Depomed, Inc. (I)	12,960	290,434
Eisai Company, Ltd.	63,368	4,507,228
Eli Lilly & Company	337,398	24,511,965
Endo International PLC (I)	61,253	5,494,394
Endocyte, Inc. (I) (L)	8,758	54,825
Forest Laboratories, Inc. (I)	4,082	0
Furiex Pharmaceuticals, Inc. (I)	1,660	13,512
GlaxoSmithKline PLC	1,227,972	28,267,838
Hisamitsu Pharmaceutical Company, Inc.	14,284	586,661
Horizon Pharma, Inc. (I)	14,550	377,864
Hospira, Inc. (I)	59,159	5,196,527
IGI Laboratories, Inc. (I) (L)	7,202	58,768
Impax Laboratories, Inc. (I)	15,584	730,422
Intersect ENT, Inc. (I)	1,436	37,092
Intra-Cellular Therapies, Inc. (I)	3,901	93,156
Johnson & Johnson	959,411	96,516,747
Kyowa Hakko Kirin Company, Ltd.	58,859	767,216
Lannett Company, Inc. (I) (L)	5,730	387,978
Mallinckrodt PLC (I)	40,199	5,091,203
Merck & Company, Inc.	979,336	56,292,233
Merck KGaA	32,527	3,640,351
Mitsubishi Tanabe Pharma Corp.	56,934	976,724
Mylan NV (I)	128,672	7,636,683
Nektar Therapeutics (I)	28,497	313,467
Novartis AG	581,201	57,364,816
Novo Nordisk A/S, Class B	506,929	27,061,772
Omeros Corp. (I) (L)	8,459	186,352
Ono Pharmaceutical Company, Ltd.	20,683	2,333,951
Orion OYJ, Class B (L)	25,278	712,527
Otsuka Holdings Company, Ltd.	99,215	3,103,807
Pacira Pharmaceuticals, Inc. (I)	7,948	706,180
Pernix Therapeutics Holdings (I)	7,427	79,395
Perrigo Company PLC	48,584	8,043,081
Pfizer, Inc.	2,114,812	73,574,309
Phibro Animal Health Corp., Class A	3,336	118,128
POZEN, Inc. (I)	6,411	49,493
Prestige Brands Holdings, Inc. (I)	11,576	496,495
Relypsa, Inc. (I)	3,789	136,669
Repros Therapeutics, Inc. (I) (L)	5,566	47,812
Revance Therapeutics, Inc. (I) (L)	2,006	41,584
Roche Holding AG	177,513	48,779,155
Sagent Pharmaceuticals, Inc. (I)	4,990	116,018
Salix Pharmaceuticals, Ltd. (I) (L)	31,181	5,388,389
Sanofi	301,763	29,801,811
Santen Pharmaceutical Company, Ltd.	94,490	1,378,213
SciClone Pharmaceuticals, Inc. (I)	11,806	104,601
Shionogi & Company, Ltd.	75,811	2,523,789
Shire PLC	149,056	11,883,198
Sucampo
Pharmaceuticals, Inc., Class A (I) (L)	4,014	62,458
Sumitomo Dainippon Pharma Company, Ltd.	41,392	490,256
Supernus Pharmaceuticals, Inc. (I)	6,659	80,507
Taisho Pharmaceutical
Holdings Company, Ltd.	8,116	603,037
Takeda Pharmaceutical Company, Ltd.	199,916	9,979,381
Tetraphase Pharmaceuticals, Inc. (I)	5,816	213,098
Teva Pharmaceutical Industries, Ltd.	217,188	13,573,647
The Medicines Company (I)	14,545	407,551
TherapeuticsMD, Inc. (I)	26,859	162,497
Theravance Biopharma, Inc. (I)	5,252	91,122
Theravance, Inc. (L)	18,526	291,229
Trius Therapeutics, Inc. (I) (L)	10,492	1,154
UCB SA	31,725	2,291,847
VIVUS, Inc. (I) (L)	21,003	51,667
XenoPort, Inc. (I)	13,169	93,763
Zoetis, Inc.	172,809	7,999,329

The accompanying notes are an integral part of the financial statements.	234

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Zogenix, Inc. (I) (L)	30,815	$42,217
ZS Pharma, Inc. (I)	1,596	67,160
		731,565,611
		1,453,032,504
Industrials - 11.2%
Aerospace and defense - 2.1%
AAR Corp.	8,813	270,559
Aerovironment, Inc. (I)	4,411	116,936
Airbus Group NV	148,639	9,663,151
American Science & Engineering, Inc.	1,765	86,238
Astronics Corp. (I)	4,202	309,687
B/E Aerospace, Inc.	49,803	3,168,467
BAE Systems PLC	797,047	6,176,765
Cobham PLC	289,190	1,302,710
Cubic Corp.	4,578	237,003
Curtiss-Wright Corp.	10,664	788,496
DigitalGlobe, Inc. (I)	16,823	573,160
Ducommun, Inc. (I)	2,620	67,858
Engility Holdings, Inc.	3,944	118,478
Esterline Technologies Corp. (I)	21,653	2,477,536
Exelis, Inc.	87,647	2,135,957
Finmeccanica SpA (I)	102,814	1,221,238
GenCorp, Inc. (I)	13,343	309,424
General Dynamics Corp.	108,737	14,758,873
HEICO Corp.	14,838	906,157
Honeywell International, Inc.	270,067	28,170,689
Huntington Ingalls Industries, Inc.	22,703	3,181,825
KLX, Inc. (I)	24,658	950,319
Kratos Defense & Security Solutions, Inc. (I)	11,107	61,422
L-3 Communications Holdings, Inc.	28,485	3,583,128
LMI Aerospace, Inc. (I)	3,096	37,802
Lockheed Martin Corp.	92,558	18,785,572
Meggitt PLC	204,653	1,663,553
Moog, Inc., Class A (I)	9,148	686,557
National Presto Industries, Inc.	1,142	72,391
Northrop Grumman Corp.	68,463	11,019,804
Orbital ATK, Inc.	27,868	2,135,525
Precision Castparts Corp.	48,911	10,271,310
Raytheon Company	106,041	11,584,979
Rockwell Collins, Inc.	45,871	4,428,845
Rolls-Royce Holdings PLC (I)	475,653	6,708,585
Safran SA	68,336	4,774,743
Singapore Technologies Engineering, Ltd.	394,452	1,000,288
Sparton Corp. (I)	2,449	60,001
TASER International, Inc. (I)	11,990	289,079
Teledyne Technologies, Inc. (I)	24,868	2,654,162
Textron, Inc.	95,513	4,234,091
Thales SA	23,638	1,311,494
The Boeing Company	226,032	33,922,883
The KEYW Holding Corp. (I) (L)	8,169	67,231
Triumph Group, Inc.	23,712	1,416,081
United Technologies Corp.	285,124	33,416,533
Zodiac Aerospace	47,227	1,562,579
		232,740,164
Air freight and logistics - 0.5%
Air Transport Services Group, Inc. (I)	11,965	110,317
Atlas Air Worldwide Holdings, Inc. (I)	5,649	243,020
Bollore SA	139,947	745,668
C.H. Robinson Worldwide, Inc.	50,513	3,698,562
Deutsche Post AG	244,227	7,608,865
Echo Global Logistics, Inc. (I)	5,245	142,979
Expeditors International of Washington, Inc.	66,183	3,188,697
FedEx Corp.	90,909	15,040,894
Forward Air Corp.	7,004	380,317
Hub Group, Inc., Class A (I)	8,287	325,596
Park-Ohio Holdings Corp.	1,958	103,128
Royal Mail PLC	165,159	1,071,253
TNT Express NV	111,773	709,960
Toll Holdings, Ltd.	173,112	1,164,707
United Parcel Service, Inc., Class B	239,778	23,244,079
UTi Worldwide, Inc. (I)	20,453	251,572
XPO Logistics, Inc. (I)	11,743	533,954
Yamato Transport Company, Ltd.	87,793	2,023,509
		60,587,077
Airlines - 0.5%
Alaska Air Group, Inc.	61,705	4,083,637
Allegiant Travel Company	3,050	586,485
American Airlines Group, Inc.	247,497	13,062,892
ANA Holdings, Inc.	296,495	793,767
Cathay Pacific Airways, Ltd.	290,242	671,622
Delta Air Lines, Inc.	284,434	12,788,153
Deutsche Lufthansa AG	58,491	819,030
easyJet PLC	40,384	1,123,943
Hawaiian Holdings, Inc. (I)	10,068	221,748
International Consolidated
Airlines Group SA (I)	207,041	1,855,064
Japan Airlines Company, Ltd.	30,400	945,660
JetBlue Airways Corp. (I)	177,852	3,423,651
Qantas Airways, Ltd. (I)	132,052	313,215
Republic Airways Holdings, Inc. (I)	11,288	155,210
Ryanair Holdings PLC, ADR	8,036	536,564
Singapore Airlines, Ltd.	136,427	1,187,807
SkyWest, Inc.	11,676	170,586
Southwest Airlines Company	233,279	10,334,260
Virgin America, Inc. (I)	3,457	105,093
		53,178,387
Building products - 0.4%
AAON, Inc.	9,423	231,146
Advanced Drainage Systems, Inc.	3,414	102,215
Allegion PLC	33,605	2,055,618
American Woodmark Corp. (I)	2,742	150,070
AO Smith Corp.	35,282	2,316,616
Apogee Enterprises, Inc.	6,435	277,992
Asahi Glass Company, Ltd.	256,380	1,679,286
Assa Abloy AB, Series B	84,244	5,018,025
Builders FirstSource, Inc. (I)	10,811	72,109
Cie de Saint-Gobain	113,794	4,996,385
Continental Building Products, Inc. (I)	2,740	61,897
Daikin Industries, Ltd.	58,997	3,944,187
Fortune Brands Home & Security, Inc.	74,575	3,540,821
Geberit AG	9,511	3,559,164
Gibraltar Industries, Inc. (I)	7,031	115,379
Griffon Corp.	8,884	154,848
Insteel Industries, Inc.	4,193	90,695
Lennox International, Inc.	19,319	2,157,739
LIXIL Group Corp.	67,550	1,598,623
Masco Corp.	120,591	3,219,780
Masonite International Corp. (I)	6,530	439,208
NCI Building Systems, Inc. (I)	6,340	109,555
Norcraft Cos, Inc. (I)	1,841	47,074
Nortek, Inc. (I)	2,070	182,678
Patrick Industries, Inc. (I)	1,880	117,068
PGT, Inc. (I)	10,916	121,986

The accompanying notes are an integral part of the financial statements.	235

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Building products (continued)
Ply Gem Holdings, Inc. (I)	4,905	$63,765
Quanex Building Products Corp.	7,762	153,222
Simpson Manufacturing Company, Inc.	9,214	344,327
TOTO, Ltd.	71,481	1,061,418
Trex Company, Inc. (I)	7,485	408,157
Universal Forest Products, Inc.	4,509	250,159
		38,641,212
Commercial services and supplies - 0.6%
ABM Industries, Inc.	12,433	396,115
ACCO Brands Corp. (I)	25,527	212,129
Aggreko PLC	65,064	1,471,779
ARC Document Solutions, Inc. (I)	9,476	87,463
Babcock International Group PLC	63,670	928,809
Brady Corp., Class A	10,766	304,570
Brambles, Ltd.	393,307	3,439,548
Casella Waste Systems, Inc., Class A (I)	9,973	54,852
Ceco Environmental Corp. (L)	5,103	54,143
Cenveo, Inc. (I)	15,744	33,692
Cintas Corp.	33,540	2,737,870
Civeo Corp.	21,907	55,644
Clean Harbors, Inc. (I)	25,197	1,430,686
Copart, Inc. (I)	53,485	2,009,431
Dai Nippon Printing Company, Ltd.	141,746	1,376,798
Deluxe Corp.	34,509	2,390,784
Edenred	51,635	1,288,287
Ennis, Inc.	6,202	87,572
G&K Services, Inc., Class A	4,424	320,873
G4S PLC	394,194	1,727,920
Healthcare Services Group, Inc.	15,693	504,216
Heritage-Crystal Clean, Inc. (I)	2,795	32,702
Herman Miller, Inc.	41,194	1,143,545
HNI Corp.	30,755	1,696,753
InnerWorkings, Inc. (I)	8,668	58,249
Interface, Inc.	14,913	309,892
ISS A/S (I)	30,382	957,636
Kimball International, Inc., Class B	7,870	82,478
Knoll, Inc.	10,852	254,262
Matthews International Corp., Class A	6,589	339,399
McGrath RentCorp.	5,851	192,556
Mobile Mini, Inc.	10,461	446,057
MSA Safety, Inc.	21,398	1,067,332
Multi-Color Corp.	2,793	193,639
Park24 Company, Ltd.	24,100	493,080
Pitney Bowes, Inc.	68,886	1,606,422
Quad/Graphics, Inc.	6,282	144,360
R.R. Donnelley & Sons Company (L)	93,913	1,802,190
Republic Services, Inc.	86,537	3,509,941
Rollins, Inc.	45,223	1,118,365
Secom Company, Ltd.	52,855	3,525,443
Securitas AB, Series B	79,399	1,139,884
Societe BIC SA	7,249	1,031,976
SP Plus Corp. (I)	3,584	78,310
Steelcase, Inc., Class A	18,370	347,928
Stericycle, Inc. (I)	29,302	4,114,880
Team, Inc. (I)	4,619	180,049
Tetra Tech, Inc.	13,708	329,266
The ADT Corp. (L)	59,131	2,455,119
The Brink’s Company	10,862	300,117
Toppan Printing Company, Ltd.	141,525	1,088,658
Tyco International, Ltd.	144,970	6,242,408
UniFirst Corp.	3,259	383,552
United Stationers, Inc.	8,757	358,949
US Ecology, Inc.	4,802	239,956
Viad Corp.	4,613	128,334
Waste Connections, Inc.	58,274	2,805,310
Waste Management, Inc.	147,361	7,991,387
West Corp.	8,487	286,267
		69,389,832
Construction and engineering - 0.3%
ACS Actividades de Construccion
y Servicios SA	44,164	1,563,154
AECOM (I)	73,075	2,252,172
Aegion Corp. (I)	8,670	156,494
Ameresco, Inc., Class A (I)	5,214	38,584
Argan, Inc.	2,876	104,025
Boskalis Westminster NV	21,990	1,083,857
Bouygues SA	42,085	1,652,079
Chiyoda Corp.	38,942	332,666
Comfort Systems USA, Inc.	8,440	177,578
Dycom Industries, Inc. (I)	7,544	368,449
EMCOR Group, Inc.	14,853	690,219
Ferrovial SA	102,909	2,188,058
Fluor Corp.	50,980	2,914,017
Furmanite Corp. (I)	8,888	70,126
Granite Construction, Inc.	25,674	902,184
Great Lakes Dredge & Dock Corp. (I)	13,788	82,866
Jacobs Engineering Group, Inc. (I)	44,065	1,989,975
JGC Corp.	52,206	1,036,681
Kajima Corp.	214,770	995,719
KBR, Inc.	68,067	985,610
Layne Christensen Company (I) (L)	5,224	26,172
Leighton Holdings, Ltd.	25,523	408,972
MasTec, Inc. (I)	14,671	283,150
MYR Group, Inc. (I)	4,788	150,056
Northwest Pipe Company (I)	2,367	54,323
Obayashi Corp.	165,215	1,070,932
Orascom Construction, Ltd. (I)	10,847	144,265
Orion Marine Group, Inc. (I)	6,521	57,776
Primoris Services Corp.	8,716	149,828
Quanta Services, Inc. (I)	72,925	2,080,550
Shimizu Corp.	150,129	1,014,994
Skanska AB, Series B	95,155	2,133,309
Taisei Corp.	260,868	1,472,416
Tutor Perini Corp. (I)	8,243	192,474
Vinci SA	119,467	6,825,591
		35,649,321
Electrical equipment - 0.8%
ABB, Ltd. (I)	555,510	11,784,589
Acuity Brands, Inc.	20,384	3,427,773
Alstom SA (I)	54,913	1,689,738
AMETEK, Inc.	83,205	4,371,591
AZZ, Inc.	5,723	266,635
Capstone Turbine Corp. (I) (L)	79,370	51,591
Eaton Corp. PLC	163,791	11,127,961
Emerson Electric Company	236,450	13,387,799
Encore Wire Corp.	4,743	179,665
EnerSys	9,699	623,064
Enphase Energy, Inc. (I) (L)	4,038	53,261
Franklin Electric Company, Inc.	10,621	405,085
FuelCell Energy, Inc. (I) (L)	57,090	71,363
Fuji Electric Company, Ltd.	144,202	680,346
Generac Holdings, Inc. (I) (L)	15,255	742,766
General Cable Corp.	11,070	190,736
Global Power Equipment Group, Inc.	4,487	59,228
GrafTech International, Ltd. (I)	26,629	103,587

The accompanying notes are an integral part of the financial statements.	236

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electrical equipment (continued)
Hubbell, Inc., Class B	25,299	$2,773,276
Legrand SA	66,529	3,603,728
LSI Industries, Inc.	5,472	44,597
Mabuchi Motor Company, Ltd.	12,600	666,564
Mitsubishi Electric Corp.	487,165	5,783,370
Nidec Corp.	54,793	3,637,253
OSRAM Licht AG	22,603	1,118,915
Plug Power, Inc. (I) (L)	37,580	97,332
Polypore International, Inc. (I)	10,016	589,942
Powell Industries, Inc.	2,217	74,868
Power Solutions International, Inc. (I)	1,056	67,890
PowerSecure International, Inc. (I)	5,320	70,011
Prysmian SpA	51,776	1,067,098
Regal-Beloit Corp.	21,013	1,679,359
Rockwell Automation, Inc.	46,774	5,425,316
Schneider Electric SE	132,501	10,311,067
Thermon Group Holdings, Inc. (I)	7,279	175,206
Vestas Wind Systems A/S (I) (L)	56,946	2,347,935
Vicor Corp. (I)	3,680	55,936
		88,806,441
Industrial conglomerates - 1.8%
3M Company	219,023	36,127,844
Carlisle Companies, Inc.	30,634	2,837,627
Danaher Corp.	211,874	17,988,103
General Electric Company	3,472,967	86,164,311
Hopewell Holdings, Ltd.	615	2,308
Hutchison Whampoa, Ltd.	538,431	7,463,109
Keihan Electric Railway Company, Ltd.	130,000	791,158
Keppel Corp., Ltd.	368,645	2,415,377
Koninklijke Philips NV	236,331	6,704,701
NWS Holdings, Ltd.	368,599	613,937
Raven Industries, Inc.	8,352	170,882
Roper Industries, Inc.	34,640	5,958,080
Seibu Holdings Inc (L)	30,500	787,874
Sembcorp Industries, Ltd.	249,122	764,783
Siemens AG	200,238	21,656,573
Smiths Group PLC	100,211	1,657,415
Toshiba Corp.	1,022,280	4,283,417
		196,387,499
Machinery - 2.0%
Accuride Corp. (I)	9,434	43,962
Actuant Corp., Class A	13,689	324,977
AGCO Corp.	37,814	1,801,459
Alamo Group, Inc.	1,539	97,157
Albany International Corp., Class A	6,305	250,624
Alfa Laval AB	79,917	1,569,599
Altra Industrial Motion Corp.	6,149	169,958
Amada Company, Ltd.	86,052	828,741
American Railcar Industries, Inc. (L)	2,110	104,930
Andritz AG (L)	18,490	1,103,984
Astec Industries, Inc.	4,210	180,525
Atlas Copco AB, A Shares	169,213	5,478,043
Atlas Copco AB, Series B	99,163	2,928,225
Barnes Group, Inc.	12,047	487,783
Blount International, Inc. (I)	11,006	141,757
Briggs & Stratton Corp.	10,245	210,432
Caterpillar, Inc.	209,145	16,737,874
Chart Industries, Inc. (I)	6,875	241,141
CIRCOR International, Inc.	3,936	215,299
CLARCOR, Inc.	34,650	2,288,979
CNH Industrial NV	240,728	1,972,836
Columbus McKinnon Corp.	4,599	123,897
Commercial Vehicle Group, Inc. (I)	6,931	44,636
Crane Company	22,970	1,433,558
Cummins, Inc.	58,114	8,056,925
Deere & Company	117,105	10,268,937
Donaldson Company, Inc.	59,685	2,250,721
Douglas Dynamics, Inc.	5,076	115,936
Dover Corp.	56,276	3,889,797
Dynamic Materials Corp.	3,781	48,283
Energy Recovery, Inc. (I) (L)	9,998	25,895
EnPro Industries, Inc.	5,080	335,026
ESCO Technologies, Inc.	5,851	228,072
FANUC Corp.	48,518	10,592,145
Federal Signal Corp.	13,912	219,670
Flowserve Corp.	46,477	2,625,486
FreightCar America, Inc.	2,776	87,250
GEA Group AG	46,458	2,233,300
Global Brass & Copper Holdings, Inc.	4,969	76,771
Graco, Inc.	27,727	2,000,780
Graham Corp.	2,427	58,175
Harsco Corp.	55,823	963,505
Hillenbrand, Inc.	13,964	431,069
Hino Motors, Ltd.	65,642	933,995
Hitachi Construction
Machinery Company, Ltd.	27,952	487,933
Hurco Companies, Inc.	1,551	51,074
Hyster-Yale Materials Handling, Inc.	2,289	167,761
IDEX Corp.	36,769	2,788,193
IHI Corp.	353,765	1,654,109
Illinois Tool Works, Inc.	120,447	11,700,222
IMI PLC	68,936	1,300,841
Ingersoll-Rand PLC	90,887	6,187,587
ITT Corp.	42,770	1,706,951
John Bean Technologies Corp.	6,411	229,001
Joy Global, Inc.	34,122	1,336,900
JTEKT Corp.	52,093	812,205
Kadant, Inc.	2,533	133,261
Kawasaki Heavy Industries, Ltd.	361,204	1,822,282
Kennametal, Inc.	37,207	1,253,504
Komatsu, Ltd.	236,976	4,645,363
Kone OYJ, Class B (L)	78,756	3,492,065
Kubota Corp.	283,952	4,486,131
Kurita Water Industries, Ltd.	25,627	619,127
LB Foster Company, Class A	2,343	111,246
Lincoln Electric Holdings, Inc.	36,510	2,387,389
Lindsay Corp. (L)	2,655	202,444
Lydall, Inc. (I)	3,816	121,044
Makita Corp.	30,226	1,566,320
MAN SE	8,944	941,526
Manitex International, Inc. (I) (L)	3,420	33,277
Melrose Industries PLC	270,819	1,112,286
Meritor, Inc. (I)	21,773	274,558
Metso OYJ (L)	28,647	836,972
Miller Industries, Inc.	2,792	68,404
Minebea Company, Ltd.	80,000	1,258,275
Mitsubishi Heavy Industries, Ltd.	770,635	4,240,244
Mueller Industries, Inc.	12,497	451,517
Mueller Water Products, Inc., Class A	35,659	351,241
Nabtesco Corp.	29,289	846,136
NGK Insulators, Ltd.	66,461	1,416,054
NN, Inc.	4,004	100,420
Nordson Corp.	26,919	2,108,834
NSK, Ltd.	118,498	1,729,546
Oshkosh Corp.	36,726	1,791,862

The accompanying notes are an integral part of the financial statements.	237

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
PACCAR, Inc.	122,352	$7,725,305
Pall Corp.	36,794	3,693,750
Parker Hannifin Corp.	49,148	5,837,799
Pentair PLC	62,945	3,958,611
Proto Labs, Inc. (I)	5,029	352,030
RBC Bearings, Inc.	5,177	396,248
Rexnord Corp. (I)	16,754	447,164
Sandvik AB	267,943	3,000,436
Schindler Holding AG,
Participation Certificates	11,200	1,858,771
Schindler Holding AG, Registered Shares	5,124	837,284
SembCorp Marine, Ltd. (L)	213,732	453,649
SKF AB, B Shares	100,593	2,597,411
SMC Corp.	13,647	4,063,583
Snap-on, Inc.	20,059	2,949,877
SPX Corp.	19,263	1,635,429
Standex International Corp.	2,787	228,896
Stanley Black & Decker, Inc.	54,311	5,179,097
Sulzer AG	6,089	668,376
Sumitomo Heavy Industries, Ltd.	140,306	918,205
Sun Hydraulics Corp.	4,995	206,593
Tennant Company	4,074	266,317
Terex Corp.	49,915	1,327,240
The ExOne Company (I) (L)	2,371	32,364
The Gorman-Rupp Company	4,259	127,557
The Greenbrier Companies, Inc. (L)	6,147	356,526
The Timken Company	35,014	1,475,490
The Weir Group PLC	54,216	1,368,064
THK Company, Ltd.	29,052	738,234
Titan International, Inc. (L)	10,326	96,651
TriMas Corp. (I)	10,112	311,348
Trinity Industries, Inc.	73,165	2,598,089
Twin Disc, Inc.	2,235	39,492
Vallourec SA	27,672	675,404
Valmont Industries, Inc. (L)	11,278	1,385,841
Volvo AB, Series B	386,799	4,681,128
Wabash National Corp. (I)	15,428	217,535
Wabtec Corp.	45,282	4,302,243
Wartsila OYJ Abp	37,594	1,662,799
Watts Water Technologies, Inc., Class A	6,294	346,359
Woodward, Inc.	41,905	2,137,574
Xerium Technologies, Inc. (I)	2,742	44,475
Xylem, Inc.	63,477	2,222,965
Yangzijiang Shipbuilding Holdings, Ltd.	464,401	426,964
Zardoya Otis SA	43,104	556,311
		225,451,703
Marine - 0.1%
A.P. Moeller - Maersk A/S, Series A (L)	977	1,983,941
A.P. Moeller - Maersk A/S, Series B (L)	1,797	3,756,137
Kirby Corp. (I)	26,181	1,964,884
Knightsbridge Tankers, Ltd. (L)	8,069	40,345
Kuehne & Nagel International AG	13,726	2,037,919
Matson, Inc.	9,556	402,881
Mitsui O.S.K. Lines, Ltd.	275,040	932,848
Navios Maritime Holdings, Inc. (L)	18,321	76,582
Nippon Yusen KK	410,257	1,180,199
Safe Bulkers, Inc. (L)	9,445	33,908
Scorpio Bulkers, Inc. (I) (L)	31,290	74,157
		12,483,801
Professional services - 0.4%
Acacia Research Corp.	11,435	122,355
Adecco SA (I)	42,696	3,549,038
ALS, Ltd.	101,067	379,621
Barrett Business Services, Inc.	1,666	71,371
Bureau Veritas SA	56,141	1,204,491
Capita PLC	167,894	2,775,420
CBIZ, Inc. (I)	9,625	89,801
CDI Corp.	3,384	47,545
CRA International, Inc. (I)	2,269	70,611
Equifax, Inc.	41,244	3,835,692
Experian PLC	249,431	4,128,833
Exponent, Inc.	2,893	257,188
Franklin Covey Company (I)	2,701	52,021
FTI Consulting, Inc. (I)	28,494	1,067,385
GP Strategies Corp. (I)	2,992	110,704
Heidrick & Struggles International, Inc.	4,239	104,195
Huron Consulting Group, Inc. (I)	5,253	347,486
ICF International, Inc. (I)	4,449	181,742
Insperity, Inc.	5,021	262,548
Intertek Group PLC	40,992	1,518,375
Kelly Services, Inc., Class A	6,260	109,174
Kforce, Inc.	5,630	125,605
Korn/Ferry International	11,111	365,219
ManpowerGroup, Inc.	36,803	3,170,578
Mistras Group, Inc. (I)	3,781	72,822
Navigant Consulting, Inc. (I)	11,107	143,947
Nielsen NV	108,904	4,853,851
On Assignment, Inc. (I)	12,161	466,618
Paylocity Holding Corp. (I)	1,811	51,867
Pendrell Corp. (I)	38,314	49,808
Randstad Holding NV	32,016	1,940,807
Recruit Holdings Company, Ltd. (I)	35,500	1,107,651
Resources Connection, Inc.	8,754	153,195
Robert Half International, Inc.	46,671	2,824,529
RPX Corp. (I)	11,910	171,385
Seek, Ltd.	82,172	1,065,420
SGS SA	1,374	2,619,691
The Advisory Board Company (I)	9,371	499,287
The Corporate Executive Board Company	23,279	1,859,061
The Dun & Bradstreet Corp.	12,364	1,587,043
Towers Watson & Company, Class A	32,698	4,322,185
TriNet Group, Inc. (I)	3,474	122,389
TrueBlue, Inc. (I)	9,266	225,627
VSE Corp.	943	77,213
WageWorks, Inc. (I)	7,838	418,001
		48,579,395
Road and rail - 1.0%
ArcBest Corp.	5,882	222,869
Asciano, Ltd.	247,894	1,192,117
Aurizon Holdings, Ltd.	534,730	1,968,189
Celadon Group, Inc.	4,769	129,812
Central Japan Railway Company, Ltd.	36,332	6,565,900
ComfortDelGro Corp., Ltd.	513,518	1,081,785
Con-way, Inc.	27,063	1,194,290
CSX Corp.	341,817	11,320,979
DSV A/S	44,949	1,396,961
East Japan Railway Company	84,740	6,790,553
Genesee & Wyoming, Inc., Class A (I)	24,100	2,324,204
Hankyu Hanshin Holdings, Inc.	290,095	1,792,034
Heartland Express, Inc.	12,115	287,852
J.B. Hunt Transport Services, Inc.	43,262	3,694,358
Kansas City Southern	38,106	3,889,860
Keikyu Corp.	118,559	947,662
Keio Corp.	147,077	1,151,914
Keisei Electric Railway Company, Ltd.	69,989	868,665

The accompanying notes are an integral part of the financial statements.	238

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Road and rail (continued)
Kintetsu Corp.	459,745	$1,686,751
Knight Transportation, Inc.	13,179	425,023
Landstar System, Inc.	21,053	1,395,814
Marten Transport, Ltd.	5,452	126,486
MTR Corp., Ltd.	368,315	1,751,819
Nagoya Railroad Company, Ltd.	215,000	858,512
Nippon Express Company, Ltd.	215,469	1,203,893
Norfolk Southern Corp.	106,081	10,917,857
Odakyu Electric Railway Company, Ltd.	158,759	1,616,949
Old Dominion Freight Line, Inc. (I)	31,905	2,466,257
P.A.M. Transportation Services, Inc. (I)	706	40,433
Patriot Transportation Holding, Inc. (I)	622	15,531
Quality Distribution, Inc. (I)	6,725	69,469
Roadrunner Transportation Systems, Inc. (I)	6,366	160,869
Ryder Systems, Inc.	18,293	1,735,823
Saia, Inc. (I)	5,542	245,511
Swift Transportation Company (I)	18,955	493,209
Tobu Railway Company, Ltd.	258,365	1,224,060
Tokyu Corp.	283,417	1,753,438
Union Pacific Corp.	304,082	32,935,121
USA Truck, Inc. (I)	1,506	41,701
Werner Enterprises, Inc.	30,859	969,281
West Japan Railway Company	41,775	2,190,279
YRC Worldwide, Inc. (I)	7,177	128,899
		111,272,989
Trading companies and distributors - 0.5%
Aircastle, Ltd.	14,343	322,144
Applied Industrial Technologies, Inc.	9,228	418,398
Ashtead Group PLC	126,505	2,028,859
Beacon Roofing Supply, Inc. (I)	11,056	346,053
Brenntag AG	39,243	2,344,555
Bunzl PLC	84,840	2,300,136
CAI International, Inc. (I)	3,854	94,693
DXP Enterprises, Inc. (I)	2,979	131,344
Fastenal Company (L)	93,858	3,889,006
GATX Corp.	20,821	1,207,202
H&E Equipment Services, Inc.	6,981	174,455
Houston Wire & Cable Company	4,903	47,706
ITOCHU Corp.	399,066	4,318,640
Kaman Corp.	6,045	256,489
Marubeni Corp.	413,788	2,392,312
Mitsubishi Corp.	348,006	6,992,775
Mitsui & Company, Ltd.	430,380	5,763,724
MSC Industrial Direct Company, Inc., Class A	23,846	1,721,681
Noble Group, Ltd.	1,089,666	729,899
NOW, Inc. (I) (L)	50,322	1,088,968
Rexel SA	70,388	1,327,220
Rush Enterprises, Inc., Class A (I)	7,729	211,465
Sojitz Corp.	1,051	1,757
Stock Building Supply Holdings, Inc. (I)	3,547	64,059
Sumitomo Corp.	282,766	3,017,386
TAL International Group, Inc. (I)	7,636	311,014
Textainer Group Holdings, Ltd. (L)	4,778	143,292
Titan Machinery, Inc. (I) (L)	4,099	54,722
Toyota Tsusho Corp.	53,859	1,424,979
Travis Perkins PLC	62,739	1,811,466
United Rentals, Inc. (I)	33,313	3,036,813
W.W. Grainger, Inc.	20,704	4,882,210
Watsco, Inc.	18,514	2,327,210
Wolseley PLC	65,931	3,896,816
		59,079,448
Transportation infrastructure - 0.2%
Abertis Infraestructuras SA	101,185	1,828,874
Aena SA (I) (S)	15,198	1,528,108
Aeroports de Paris	7,536	900,734
Atlantia SpA	103,728	2,723,933
Auckland International Airport, Ltd.	243,607	818,252
Fraport AG Frankfurt Airport
Services Worldwide	9,401	561,539
Groupe Eurotunnel SA	118,737	1,702,218
Hopewell Highway Infrastructure, Ltd.	30	14
Hutchison Port Holdings Trust	1,438,336	998,428
Kamigumi Company, Ltd.	57,412	541,978
Mitsubishi Logistics Corp.	31,472	489,807
Sydney Airport	276,102	1,086,510
Transurban Group	458,052	3,316,696
Wesco Aircraft Holdings, Inc. (I)	11,757	180,117
		16,677,208
		1,248,924,477
Information technology - 14.5%
Communications equipment - 1.2%
ADTRAN, Inc.	12,670	236,549
Alcatel-Lucent (I)	706,485	2,656,001
Alliance Fiber Optic Products, Inc.	2,919	50,849
Applied Optoelectronics, Inc. (I) (L)	3,504	48,636
ARRIS Group, Inc. (I)	62,086	1,793,975
Aruba Networks, Inc. (I)	23,832	583,646
Bel Fuse, Inc., Class B	2,438	46,395
Black Box Corp.	3,574	74,804
CalAmp Corp. (I)	7,969	129,018
Calix, Inc. (I)	9,524	79,906
Ciena Corp. (I)	74,385	1,436,374
Cisco Systems, Inc.	1,761,464	48,484,297
Clearfield, Inc. (I) (L)	2,902	43,008
Comtech Telecommunications Corp.	3,458	100,109
Digi International, Inc. (I)	5,758	57,465
Emulex Corp. (I)	15,998	127,504
Extreme Networks, Inc. (I)	22,494	71,081
F5 Networks, Inc. (I)	24,903	2,862,351
Finisar Corp. (I)	23,084	492,613
Harmonic, Inc. (I)	19,927	147,659
Harris Corp.	35,980	2,833,785
Infinera Corp. (I)	27,275	536,499
InterDigital, Inc.	25,708	1,304,424
Ixia (I)	13,086	158,733
JDS Uniphase Corp. (I)	109,363	1,434,843
Juniper Networks, Inc.	125,037	2,823,335
KVH Industries, Inc. (I)	4,149	62,733
Motorola Solutions, Inc.	65,826	4,388,619
NETGEAR, Inc. (I)	7,699	253,143
Nokia OYJ	946,502	7,216,846
Numerex Corp., Class A (I)	3,589	40,915
Oclaro, Inc. (I) (L)	22,105	43,768
Plantronics, Inc.	29,631	1,568,961
Polycom, Inc. (I)	93,924	1,258,582
Procera Networks, Inc. (I) (L)	5,075	47,654
QUALCOMM, Inc.	569,210	39,469,021
Riverbed Technology, Inc. (I)	72,903	1,524,402
Ruckus Wireless, Inc. (I)	14,572	187,542
ShoreTel, Inc. (I)	14,564	99,326
Sonus Networks, Inc. (I)	10,754	84,742
Telefonaktiebolaget LM Ericsson, B Shares	769,214	9,657,432
TESSCO Technologies, Inc.	1,495	36,867
Ubiquiti Networks, Inc. (L)	6,680	197,394

The accompanying notes are an integral part of the financial statements.	239

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Communications equipment (continued)
ViaSat, Inc. (I)	9,217	$549,425
		135,301,231
Electronic equipment, instruments and components - 1.0%
Agilysys, Inc. (I)	3,987	39,232
Amphenol Corp., Class A	107,080	6,310,224
Anixter International, Inc. (I)	6,016	457,998
Arrow Electronics, Inc. (I)	44,953	2,748,876
Avnet, Inc.	64,097	2,852,317
Badger Meter, Inc.	3,198	191,688
Belden, Inc.	29,652	2,774,241
Benchmark Electronics, Inc. (I)	11,817	283,963
Checkpoint Systems, Inc.	9,329	100,940
Citizen Holdings Company, Ltd.	67,941	520,730
Cognex Corp. (I)	59,993	2,975,053
Coherent, Inc. (I)	5,552	360,658
Control4 Corp. (I) (L)	2,648	31,723
Corning, Inc.	438,772	9,951,349
CTS Corp.	7,724	138,955
CUI Global, Inc. (I)	5,438	31,867
Daktronics, Inc.	8,719	94,252
DTS, Inc. (I)	3,840	130,829
Electro Rent Corp.	3,969	45,008
Electro Scientific Industries, Inc.	6,908	42,691
Fabrinet (I)	7,855	149,166
FARO Technologies, Inc. (I)	3,858	239,698
FEI Company	29,059	2,218,364
FLIR Systems, Inc.	47,659	1,490,774
GSI Group, Inc. (I)	6,987	93,067
Hamamatsu Photonics KK	36,030	1,086,022
Hexagon AB, B Shares	64,744	2,298,740
Hirose Electric Company, Ltd.	7,948	1,023,309
Hitachi High-Technologies Corp.	15,184	462,085
Hitachi, Ltd.	1,219,972	8,332,229
Hoya Corp.	107,860	4,318,101
Ibiden Company, Ltd.	31,186	525,722
II-VI, Inc. (I)	11,717	216,296
Ingram Micro, Inc., Class A (I)	73,435	1,844,687
Insight Enterprises, Inc. (I)	9,148	260,901
InvenSense, Inc. (I) (L)	15,955	242,676
IPG Photonics Corp. (I) (L)	16,738	1,551,613
Itron, Inc. (I)	26,811	978,870
Jabil Circuit, Inc.	90,816	2,123,278
Japan Display, Inc. (I)	90,200	321,819
KEMET Corp. (I)	10,977	45,445
Keyence Corp.	11,547	6,301,160
Keysight Technologies, Inc. (I)	79,173	2,941,277
Kimball Electronics, Inc. (I)	5,827	82,394
Knowles Corp. (I) (L)	39,983	770,472
Kyocera Corp.	80,763	4,413,918
Littelfuse, Inc.	5,005	497,447
Maxwell Technologies, Inc. (I) (L)	7,106	57,274
Mercury Systems, Inc. (I)	7,481	116,330
Mesa Laboratories, Inc.	672	48,518
Methode Electronics, Inc.	8,419	396,030
MTS Systems Corp.	3,347	253,201
Multi-Fineline Electronix, Inc. (I)	2,138	39,061
Murata Manufacturing Company, Ltd.	51,413	7,061,017
National Instruments Corp.	47,578	1,524,399
Newport Corp. (I)	8,939	170,377
Nippon Electric Glass Company, Ltd.	98,121	479,535
Omron Corp.	51,918	2,338,862
OSI Systems, Inc. (I)	4,439	329,640
Park Electrochemical Corp.	4,810	103,704
PC Connection, Inc.	2,204	57,502
Plexus Corp. (I)	7,587	309,322
RealD, Inc. (I)	9,270	118,563
Rofin-Sinar Technologies, Inc. (I)	6,300	152,649
Rogers Corp. (I)	4,017	330,238
Sanmina Corp. (I)	18,273	442,024
ScanSource, Inc. (I)	6,329	257,274
Shimadzu Corp.	58,492	651,420
SYNNEX Corp.	6,271	484,435
TDK Corp.	31,221	2,210,680
TE Connectivity, Ltd.	140,181	10,039,763
Tech Data Corp. (I)	17,980	1,038,705
Trimble Navigation, Ltd. (I)	121,815	3,069,738
TTM Technologies, Inc. (I)	12,292	110,751
Universal Display Corp. (I) (L)	9,070	424,023
Vishay Intertechnology, Inc.	63,810	881,854
Vishay Precision Group, Inc. (I)	3,111	49,558
Yaskawa Electric Corp.	57,510	840,465
Yokogawa Electric Corp.	55,292	595,690
Zebra Technologies Corp., Class A (I)	23,934	2,171,173
		112,065,899
Internet software and services - 2.1%
Actua Corp. (I)	9,471	146,706
Akamai Technologies, Inc. (I)	61,705	4,383,832
Angie’s List, Inc. (I) (L)	9,819	57,638
AOL, Inc. (I)	36,855	1,459,827
Bankrate, Inc. (I)	15,206	172,436
Bazaarvoice, Inc. (I) (L)	11,934	67,427
Benefitfocus, Inc. (I)	1,195	43,964
Blucora, Inc. (I)	9,668	132,065
Brightcove, Inc. (I)	7,616	55,825
Carbonite, Inc. (I)	4,070	58,201
ChannelAdvisor Corp. (I)	4,970	48,159
Cimpress NV (I)	7,397	624,159
comScore, Inc. (I)	7,775	398,080
Constant Contact, Inc. (I)	7,001	267,508
Cornerstone OnDemand, Inc. (I)	12,004	346,796
Coupons.com, Inc. (I) (L)	2,799	32,860
Cvent, Inc. (I) (L)	4,168	116,871
Dealertrack Technologies, Inc. (I)	12,026	463,242
Demandware, Inc. (I)	6,746	410,831
Dice Holdings, Inc. (I)	8,718	77,765
EarthLink Holdings Corp.	24,041	106,742
eBay, Inc. (I)	379,965	21,916,381
Endurance International
Group Holdings, Inc. (I) (L)	6,739	128,445
Envestnet, Inc. (I)	7,619	427,274
Equinix, Inc.	19,490	4,538,247
Facebook, Inc., Class A (I)	724,369	59,553,997
Gogo, Inc. (I) (L)	12,686	241,795
Google, Inc., Class A (I)	98,534	54,656,810
Google, Inc., Class C (I)	98,743	54,111,164
GrubHub, Inc. (I)	2,046	92,868
GTT Communications, Inc. (I)	3,742	70,649
Internap Corp. (I)	12,688	129,798
IntraLinks Holdings, Inc. (I)	8,813	91,126
j2 Global, Inc.	10,614	697,128
Kakaku.com, Inc.	37,400	620,605
Limelight Networks, Inc. (I)	14,364	52,141
Liquidity Services, Inc. (I)	5,845	57,749
LivePerson, Inc. (I)	12,076	123,598
LogMeIn, Inc. (I)	5,423	303,634

The accompanying notes are an integral part of the financial statements.	240

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Internet software and services (continued)
Marchex, Inc., Class B	8,172	$33,342
Marin Software, Inc. (I)	6,225	39,155
Marketo, Inc. (I)	5,850	149,877
Millennial Media, Inc. (I) (L)	20,107	29,155
Mixi, Inc. (L)	9,300	375,944
Monster Worldwide, Inc. (I)	20,741	131,498
NIC, Inc.	14,861	262,594
OPOWER, Inc. (I)	2,031	20,574
Perficient, Inc. (I)	7,894	163,327
Q2 Holdings, Inc. (I)	2,391	50,546
QuinStreet, Inc. (I)	8,375	49,831
Rackspace Hosting, Inc. (I)	55,195	2,847,510
RealNetworks, Inc. (I)	6,680	44,956
Reis, Inc.	2,025	51,921
RetailMeNot, Inc. (I)	7,035	126,700
Rocket Fuel, Inc. (I) (L)	4,698	43,222
SciQuest, Inc. (I)	6,443	109,080
Shutterstock, Inc. (I)	3,430	235,538
SPS Commerce, Inc. (I)	3,644	244,512
Stamps.com, Inc. (I)	3,185	214,319
TechTarget, Inc. (I)	3,997	46,085
Textura Corp. (I)	4,269	116,031
TrueCar, Inc. (I)	1,778	31,737
United Internet AG	31,267	1,419,184
VeriSign, Inc. (I) (L)	36,319	2,432,283
Web.com Group, Inc. (I)	11,763	222,909
WebMD Health Corp. (I)	8,723	382,373
Wix.com, Ltd. (I) (L)	3,266	62,577
XO Group, Inc. (I)	6,136	108,423
Xoom Corp. (I) (L)	7,049	103,550
Yahoo Japan Corp.	361,854	1,492,534
Yahoo!, Inc. (I)	300,419	13,349,118
		232,274,748
IT services - 2.4%
Accenture PLC, Class A	216,729	20,305,340
Acxiom Corp. (I)	53,726	993,394
Alliance Data Systems Corp. (I)	21,670	6,419,738
Amadeus IT Holding SA, A Shares	113,168	4,850,051
AtoS	20,128	1,385,534
Automatic Data Processing, Inc.	163,964	14,041,877
Blackhawk Network Holdings, Inc. (I) (L)	11,748	420,226
Broadridge Financial Solutions, Inc.	56,806	3,124,898
CACI International, Inc., Class A (I)	5,191	466,775
Cap Gemini SA	36,007	2,954,071
Cardtronics, Inc. (I)	9,973	374,985
Cass Information Systems, Inc.	2,624	147,311
Ciber, Inc. (I)	18,125	74,675
Cognizant Technology
Solutions Corp., Class A (I)	210,350	13,123,737
Computer Sciences Corp.	48,638	3,175,089
Computer Task Group, Inc.	4,159	30,402
Computershare, Ltd.	120,141	1,161,263
Convergys Corp.	69,067	1,579,562
CoreLogic, Inc. (I)	42,202	1,488,465
CSG Systems International, Inc.	7,578	230,295
Datalink Corp. (I)	4,773	57,467
DST Systems, Inc.	13,428	1,486,614
EPAM Systems, Inc. (I)	7,935	486,336
Euronet Worldwide, Inc. (I)	11,346	666,578
EVERTEC, Inc.	14,675	320,796
ExlService Holdings, Inc. (I)	7,271	270,481
Fidelity National Information Services, Inc.	98,382	6,695,879
Fiserv, Inc. (I)	82,358	6,539,225
Forrester Research, Inc.	2,512	92,391
Fujitsu, Ltd.	468,232	3,193,172
Gartner, Inc. (I)	41,136	3,449,254
Global Cash Access Holdings, Inc. (I)	15,020	114,452
Global Payments, Inc.	31,519	2,889,662
Heartland Payment Systems, Inc.	7,975	373,629
Higher One Holdings, Inc. (I)	8,182	19,800
IBM Corp.	317,185	50,908,193
iGATE Corp. (I)	8,228	351,006
Itochu Techno-Solutions Corp.	12,232	253,744
Jack Henry & Associates, Inc.	38,435	2,686,222
Leidos Holdings, Inc.	29,242	1,226,994
Lionbridge Technologies, Inc. (I)	15,305	87,545
Luxoft Holding, Inc. (I)	1,754	90,752
ManTech International Corp., Class A	5,326	180,764
MasterCard, Inc., Class A	336,842	29,099,780
MAXIMUS, Inc.	45,964	3,068,557
ModusLink Global Solutions, Inc. (I)	10,007	38,527
MoneyGram International, Inc. (I)	7,295	63,029
NeuStar, Inc., Class A (I) (L)	38,701	952,819
Nomura Research Institute, Ltd.	28,610	1,074,884
NTT Data Corp.	32,062	1,392,531
Otsuka Corp.	12,200	519,905
Paychex, Inc.	112,809	5,597,019
PRGX Global, Inc. (I)	7,348	29,539
Science Applications International Corp.	27,211	1,397,285
ServiceSource International, Inc. (I)	16,506	51,169
Sykes Enterprises, Inc. (I)	8,781	218,208
Syntel, Inc. (I)	6,863	355,023
TeleTech Holdings, Inc.	4,054	103,174
Teradata Corp. (I)	50,099	2,211,370
The Hackett Group, Inc.	6,001	53,649
The Western Union Company	180,056	3,746,965
Total System Services, Inc.	56,866	2,169,438
Unisys Corp. (I)	11,495	266,799
VeriFone Systems, Inc. (I)	53,459	1,865,185
Virtusa Corp. (I)	5,805	240,211
Visa, Inc., Class A	684,667	44,784,068
WEX, Inc. (I)	26,840	2,881,542
Xerox Corp.	360,940	4,638,079
		265,607,399
Semiconductors and semiconductor equipment - 2.0%
Advanced Energy Industries, Inc. (I)	9,198	236,021
Advanced Micro Devices, Inc. (I) (L)	295,921	793,068
Advantest Corp. (L)	38,781	488,929
Alpha & Omega Semiconductor, Ltd. (I)	5,349	47,660
Altera Corp.	103,859	4,456,590
Ambarella, Inc. (I) (L)	6,400	484,544
Amkor Technology, Inc. (I)	19,065	168,439
Analog Devices, Inc.	107,583	6,777,729
Applied Materials, Inc.	424,006	9,565,575
Applied Micro Circuits Corp. (I)	18,371	93,692
ARM Holdings PLC	354,518	5,757,824
ASM Pacific Technology, Ltd.	61,368	638,754
ASML Holding NV	88,515	8,973,609
Atmel Corp.	195,640	1,610,117
Avago Technologies, Ltd.	88,547	11,243,698
Axcelis Technologies, Inc. (I)	24,991	59,479
Broadcom Corp., Class A	188,108	8,144,136
Brooks Automation, Inc.	15,000	174,450
Cabot Microelectronics Corp. (I)	5,321	265,890
Cascade Microtech, Inc. (I)	3,016	40,957
Cavium, Inc. (I)	11,751	832,206

The accompanying notes are an integral part of the financial statements.	241

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
CEVA, Inc. (I)	4,856	$103,530
Cirrus Logic, Inc. (I)	13,768	457,924
Cohu, Inc.	5,870	64,218
Cree, Inc. (I) (L)	52,467	1,862,054
Cypress Semiconductor Corp. (I)	217,566	3,069,851
Diodes, Inc. (I)	8,076	230,651
DSP Group, Inc. (I)	5,211	62,428
Entegris, Inc. (I)	31,074	425,403
Entropic Communications, Inc. (I)	21,277	62,980
Exar Corp. (I)	9,177	92,229
Fairchild Semiconductor International, Inc. (I)	82,802	1,505,340
First Solar, Inc. (I)	25,880	1,547,365
FormFactor, Inc. (I)	12,905	114,467
Infineon Technologies AG	283,454	3,372,232
Inphi Corp. (I)	7,013	125,042
Integrated Device Technology, Inc. (I)	99,262	1,987,225
Integrated Silicon Solution, Inc.	6,867	122,851
Intel Corp.	1,634,187	51,101,027
Intersil Corp., Class A	90,073	1,289,845
IXYS Corp.	5,849	72,060
KLA-Tencor Corp.	56,162	3,273,683
Kopin Corp. (I)	16,844	59,291
Lam Research Corp.	54,989	3,862,152
Lattice Semiconductor Corp. (I)	26,434	167,592
Linear Technology Corp.	82,439	3,858,145
M/A-COM Technology
Solutions Holdings, Inc. (I)	2,958	110,215
MaxLinear, Inc., Class A (I)	6,622	53,837
Micrel, Inc.	9,959	150,182
Microchip Technology, Inc. (L)	69,559	3,401,435
Micron Technology, Inc. (I)	371,743	10,085,388
Microsemi Corp. (I)	21,111	747,329
MKS Instruments, Inc.	11,896	402,204
Monolithic Power Systems, Inc.	8,587	452,106
Nanometrics, Inc. (I)	5,498	92,476
NVE Corp.	1,208	83,255
NVIDIA Corp.	178,233	3,729,526
OmniVision Technologies, Inc. (I)	12,457	328,491
PDF Solutions, Inc. (I)	6,946	124,472
Pericom Semiconductor Corp.	5,080	78,588
Photronics, Inc. (I)	15,099	128,342
PMC-Sierra, Inc. (I)	38,640	358,579
Power Integrations, Inc.	6,805	354,404
Qorvo Inc. (I)	101,637	8,100,469
Rambus, Inc. (I)	25,498	320,637
REC Silicon ASA (I)	50	15
Rohm Company, Ltd.	24,442	1,670,191
Rudolph Technologies, Inc. (I)	7,684	84,678
Semtech Corp. (I)	46,393	1,236,141
Silicon Laboratories, Inc. (I)	28,104	1,426,840
Skyworks Solutions, Inc.	65,788	6,466,303
STMicroelectronics NV	161,699	1,506,877
SunEdison, Inc. (I) (L)	118,441	2,842,584
Synaptics, Inc. (I)	7,992	649,790
Teradyne, Inc.	102,360	1,929,486
Tessera Technologies, Inc.	11,825	476,311
Texas Instruments, Inc.	361,335	20,662,942
Tokyo Electron, Ltd.	43,160	2,993,737
Ultra Clean Holdings, Inc. (I)	7,054	50,436
Ultratech, Inc. (I)	6,378	110,595
Veeco Instruments, Inc. (I)	9,027	275,775
Vitesse Semiconductor Corp. (I)	12,630	67,065
Xcerra Corp. (I)	12,173	108,218
Xilinx, Inc.	90,236	3,816,983
		215,219,854
Software - 2.8%
ACI Worldwide, Inc. (I)	79,953	1,731,782
Adobe Systems, Inc. (I)	164,208	12,141,540
Advent Software, Inc.	32,634	1,439,486
American Software, Inc., Class A	6,397	65,377
ANSYS, Inc. (I)	42,312	3,731,495
Aspen Technology, Inc. (I)	20,556	791,200
Autodesk, Inc. (I)	78,238	4,587,876
AVG Technologies NV (I)	7,679	166,250
Barracuda Networks, Inc. (I)	1,758	67,630
Blackbaud, Inc.	10,323	489,104
Bottomline Technologies, Inc. (I)	8,918	244,086
BroadSoft, Inc. (I)	6,430	215,148
CA, Inc.	110,106	3,590,557
Cadence Design Systems, Inc. (I)	137,394	2,533,545
Callidus Software, Inc. (I)	10,888	138,060
CDK Global, Inc.	75,621	3,536,038
Citrix Systems, Inc. (I)	55,163	3,523,261
COLOPL, Inc. (L)	12,300	265,147
CommVault Systems, Inc. (I)	30,390	1,328,043
Comverse, Inc. (I)	5,328	104,962
Dassault Systemes SA	32,139	2,174,987
Digimarc Corp. (L)	1,705	37,425
Ebix, Inc.	6,822	207,252
Electronic Arts, Inc. (I)	107,303	6,311,026
Ellie Mae, Inc. (I)	6,228	344,471
EnerNOC, Inc. (I)	6,180	70,452
Epiq Systems, Inc.	7,033	126,102
ePlus, Inc. (I)	1,144	99,448
FactSet Research Systems, Inc.	18,230	2,902,216
Fair Isaac Corp.	21,888	1,941,903
Fleetmatics Group PLC (I)	8,331	373,645
Fortinet, Inc. (I)	66,669	2,330,082
Gemalto NV (L)	20,122	1,603,288
Gigamon, Inc. (I)	5,481	116,416
Globant SA (I)	1,660	34,960
Glu Mobile, Inc. (I) (L)	20,546	102,935
Guidewire Software, Inc. (I)	15,171	798,146
Gungho Online Entertainment, Inc. (L)	99,833	389,997
HubSpot, Inc. (I)	1,361	54,304
Imperva, Inc. (I)	4,982	212,731
Infoblox, Inc. (I)	12,084	288,445
Informatica Corp. (I)	51,434	2,255,638
Interactive Intelligence Group, Inc. (I)	3,882	159,861
Intuit, Inc.	95,501	9,259,777
Jive Software, Inc. (I)	9,748	50,007
Kofax Ltd. (I) (L)	16,908	185,143
Konami Corp.	26,109	488,449
Manhattan Associates, Inc. (I)	16,874	853,993
Mavenir Systems, Inc. (I)	2,825	50,116
Mentor Graphics Corp.	67,506	1,622,169
Microsoft Corp.	2,830,783	115,085,483
MicroStrategy, Inc., Class A (I)	2,021	341,933
Model N, Inc. (I)	4,566	54,609
Monotype Imaging Holdings, Inc.	8,803	287,330
NetScout Systems, Inc. (I) (L)	8,158	357,728
Nexon Company, Ltd.	30,553	325,361
NICE-Systems, Ltd.	14,625	892,691
Nintendo Company, Ltd.	26,739	3,923,275
Oracle Corp.	1,106,143	47,730,070
Oracle Corp. Japan	9,306	400,472

The accompanying notes are an integral part of the financial statements.	242

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Software (continued)
Park City Group, Inc. (I)	2,440	$33,623
Paycom Software, Inc. (I)	1,478	47,385
Pegasystems, Inc.	8,068	175,479
Progress Software Corp. (I)	11,547	313,732
Proofpoint, Inc. (I)	8,265	489,453
PROS Holdings, Inc. (I)	5,413	133,755
PTC, Inc. (I)	54,016	1,953,759
QAD, Inc., Class A	1,757	42,519
Qlik Technologies, Inc. (I)	20,037	623,752
Qualys, Inc. (I)	4,489	208,649
Rally Software Development Corp. (I)	5,868	92,069
RealPage, Inc. (I)	11,681	235,255
Red Hat, Inc. (I)	63,304	4,795,278
Rosetta Stone, Inc. (I)	5,010	38,126
Rovi Corp. (I)	43,212	786,891
salesforce.com, Inc. (I)	208,787	13,949,059
SAP SE	232,787	16,825,227
Sapiens International Corp. NV (I)	6,045	49,569
Seachange International, Inc. (I)	7,903	62,039
Silver Spring Networks, Inc. (I) (L)	7,807	69,795
SolarWinds, Inc. (I)	31,186	1,597,971
Solera Holdings, Inc.	31,582	1,631,526
SS&C Technologies Holdings, Inc.	15,149	943,783
Symantec Corp.	235,576	5,504,233
Synchronoss Technologies, Inc. (I)	7,893	374,602
Synopsys, Inc. (I)	72,234	3,345,879
Take-Two Interactive Software, Inc. (I)	18,597	473,387
Tangoe, Inc. (I)	8,994	124,117
TeleCommunication Systems, Inc., Class A (I)	12,687	48,591
Telenav, Inc. (I)	6,805	53,896
The Rubicon Project, Inc. (I)	1,890	33,869
The Sage Group PLC	271,548	1,875,779
The Ultimate Software Group, Inc. (I)	19,765	3,359,161
TiVo, Inc. (I)	23,242	246,598
Trend Micro, Inc.	26,664	878,592
Tyler Technologies, Inc. (I)	23,125	2,787,256
Varonis Systems, Inc. (I)	1,164	29,868
VASCO Data
Security International, Inc. (I) (L)	6,552	141,130
Verint Systems, Inc. (I)	13,309	824,226
VirnetX Holding Corp. (I) (L)	9,578	58,330
Zendesk, Inc. (I)	2,624	59,539
Zix Corp. (I)	14,601	57,382
		310,910,052
Technology hardware, storage and peripherals - 3.0%
3D Systems Corp. (I) (L)	49,133	1,347,227
Apple, Inc.	2,009,878	250,089,120
Brother Industries, Ltd.	59,836	950,666
Canon, Inc.	286,163	10,124,815
Cray, Inc. (I)	9,116	255,977
Diebold, Inc.	30,413	1,078,445
Dot Hill Systems Corp. (I)	14,118	74,825
Eastman Kodak Company (I)	4,112	78,087
Electronics For Imaging, Inc. (I)	10,402	434,284
EMC Corp.	686,043	17,535,259
FUJIFILM Holdings Corp.	116,594	4,148,012
Hewlett-Packard Company	627,173	19,542,711
Immersion Corp. (I)	6,309	57,917
Intevac, Inc. (I)	6,306	38,719
Konica Minolta, Inc.	114,786	1,163,280
Lexmark International, Inc., Class A	28,526	1,207,791
NCR Corp. (I)	79,283	2,339,641
NEC Corp.	661,846	1,944,121
NetApp, Inc.	107,611	3,815,886
Nimble Storage, Inc. (I) (L)	2,004	44,709
QLogic Corp. (I)	19,304	284,541
Quantum Corp. (I)	50,207	80,331
Ricoh Company, Ltd.	179,716	1,954,129
SanDisk Corp.	73,517	4,677,152
Seagate Technology PLC	113,323	5,896,196
Seiko Epson Corp.	65,910	1,167,355
Silicon Graphics International Corp. (I)	8,015	69,650
Super Micro Computer, Inc. (I)	7,669	254,687
Violin Memory, Inc. (I) (L)	17,805	67,125
Western Digital Corp.	74,955	6,821,655
		337,544,313
		1,608,923,496
Materials - 4.7%
Chemicals - 2.7%
A. Schulman, Inc.	6,498	313,204
Air Liquide SA	87,073	11,209,723
Air Products & Chemicals, Inc.	66,550	10,067,684
Air Water, Inc.	36,407	650,148
Airgas, Inc.	23,347	2,477,350
Akzo Nobel NV	62,097	4,695,132
Albemarle Corp.	52,714	2,785,408
American Vanguard Corp.	6,800	72,216
Arkema SA	16,557	1,311,245
Asahi Kasei Corp.	317,757	3,034,458
Ashland, Inc.	29,951	3,813,062
Axiall Corp.	15,551	729,964
Balchem Corp.	6,790	376,030
BASF SE	231,950	22,962,017
Cabot Corp.	29,948	1,347,660
Calgon Carbon Corp.	11,798	248,584
CF Industries Holdings, Inc.	16,535	4,690,649
Chase Corp.	1,580	69,093
Chemtura Corp. (I)	16,241	443,217
Croda International PLC	34,483	1,398,564
Cytec Industries, Inc.	33,503	1,810,502
Daicel Corp.	68,985	822,267
E.I. du Pont de Nemours & Company	312,422	22,328,800
Eastman Chemical Company	51,309	3,553,661
Ecolab, Inc.	92,933	10,629,677
EMS-Chemie Holding AG	2,085	847,842
Ferro Corp. (I)	16,043	201,340
Flotek Industries, Inc. (I)	12,084	178,118
FMC Corp.	46,015	2,634,359
Fuchs Petrolub AG	17,835	711,374
FutureFuel Corp.	5,226	53,671
Givaudan SA (I)	2,323	4,196,840
Hawkins, Inc.	2,487	94,481
HB Fuller Company	11,130	477,143
Hitachi Chemical Company, Ltd.	26,770	571,635
Incitec Pivot, Ltd.	417,831	1,290,575
Innophos Holdings, Inc.	4,837	272,613
Innospec, Inc.	5,425	251,666
International Flavors & Fragrances, Inc.	27,880	3,273,112
Intrepid Potash, Inc. (I)	12,440	143,682
Israel Chemicals, Ltd.	112,767	800,902
Johnson Matthey PLC	51,419	2,576,259
JSR Corp.	45,190	782,564
K&S AG	43,761	1,425,823
Kaneka Corp.	69,100	485,811
Kansai Paint Company, Ltd.	58,854	1,071,129

The accompanying notes are an integral part of the financial statements.	243

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
KMG Chemicals, Inc.	2,330	$62,281
Koninklijke DSM NV	43,190	2,407,169
Koppers Holdings, Inc.	4,654	91,591
Kraton Performance Polymers, Inc. (I)	7,389	149,332
Kronos Worldwide, Inc.	4,732	59,860
Kuraray Company, Ltd.	87,373	1,183,009
Lanxess AG	23,241	1,236,073
Linde AG	46,924	9,541,959
LSB Industries, Inc. (I)	4,349	179,744
LyondellBasell Industries NV, Class A	136,663	11,999,011
Minerals Technologies, Inc.	23,972	1,752,353
Mitsubishi Chemical Holdings Corp.	344,033	1,997,134
Mitsubishi Gas & Chemicals Company, Inc.	98,740	485,927
Mitsui Chemicals, Inc.	200,590	643,250
Monsanto Company	166,754	18,766,495
NewMarket Corp.	4,971	2,375,144
Nippon Paint Company, Ltd.	37,200	1,359,911
Nitto Denko Corp.	39,687	2,650,056
Novozymes A/S, B Shares	60,138	2,745,237
OCI NV (I)	21,694	671,371
Olin Corp. (L)	53,891	1,726,668
OM Group, Inc.	7,201	216,246
OMNOVA Solutions, Inc. (I)	10,838	92,448
Orica, Ltd.	94,268	1,431,484
PolyOne Corp.	61,631	2,301,918
PPG Industries, Inc.	46,945	10,587,975
Praxair, Inc.	99,646	12,031,258
Quaker Chemical Corp.	2,931	251,011
Rentech, Inc. (I)	54,504	61,044
RPM International, Inc.	62,862	3,016,747
Senomyx, Inc. (I) (L)	10,069	44,404
Sensient Technologies Corp.	33,290	2,293,015
Shin-Etsu Chemical Company, Ltd.	103,546	6,760,321
Sigma-Aldrich Corp.	41,213	5,697,697
Sika AG	546	1,954,923
Solvay SA	14,830	2,143,678
Stepan Company	4,374	182,221
Sumitomo Chemical Company, Ltd.	377,844	1,939,267
Symrise AG	31,349	1,976,668
Syngenta AG	23,459	7,969,689
Taiyo Nippon Sanso Corp. (L)	37,657	512,428
Teijin, Ltd.	230,243	781,170
The Dow Chemical Company	375,517	18,017,306
The Israel Corp., Ltd.	714	248,697
The Mosaic Company	107,326	4,943,436
The Scotts Miracle-Gro Company, Class A	20,878	1,402,375
The Sherwin-Williams Company	27,835	7,919,058
The Valspar Corp.	35,132	2,952,142
Toray Industries, Inc.	372,672	3,119,256
Trecora Resources (I)	4,742	57,852
Tredegar Corp.	5,695	114,526
Trinseo SA (I)	2,546	50,411
Tronox, Ltd., Class A	13,741	279,355
Umicore SA	24,179	1,009,840
Yara International ASA	45,214	2,295,645
Zep, Inc.	5,364	91,349
		301,011,689
Construction materials - 0.3%
Boral, Ltd.	198,860	963,958
Cimpor-Cimentos de Portugal SA	9	13
CRH PLC	7,591	197,230
CRH PLC	198,243	5,184,617
Eagle Materials, Inc.	23,630	1,974,523
Fletcher Building, Ltd.	174,495	1,095,948
Headwaters, Inc. (I)	16,421	301,161
HeidelbergCement AG	35,401	2,799,593
Holcim, Ltd. (I)	57,606	4,291,787
Imerys SA	8,702	638,494
James Hardie Industries, Ltd.	113,170	1,309,130
Lafarge SA	47,017	3,056,605
Martin Marietta Materials, Inc.	21,332	2,982,214
Taiheiyo Cement Corp.	298,701	912,022
U.S. Concrete, Inc. (I)	3,248	110,042
Vulcan Materials Company	45,566	3,841,214
		29,658,551
Containers and packaging - 0.3%
AEP Industries, Inc. (I)	978	53,829
Amcor, Ltd.	303,648	3,235,355
AptarGroup, Inc.	29,297	1,860,945
Avery Dennison Corp.	30,624	1,620,316
Ball Corp.	47,393	3,347,842
Bemis Company, Inc.	45,809	2,121,415
Berry Plastics Group, Inc. (I)	19,819	717,250
Graphic Packaging Holding Company	72,201	1,049,803
Greif, Inc., Class A	15,944	626,121
MeadWestvaco Corp.	57,407	2,862,887
Myers Industries, Inc.	5,988	104,970
Owens-Illinois, Inc. (I)	57,323	1,336,772
Packaging Corp. of America	46,249	3,616,209
Rexam PLC	178,809	1,532,454
Rock-Tenn Company, Class A	65,764	4,241,778
Sealed Air Corp.	72,539	3,304,877
Silgan Holdings, Inc.	19,588	1,138,650
Sonoco Products Company	47,326	2,151,440
Toyo Seikan Kaisha, Ltd.	42,129	616,207
		35,539,120
Metals and mining - 1.2%
AK Steel Holding Corp. (I) (L)	39,603	177,025
Alcoa, Inc.	421,727	5,448,713
Allegheny Technologies, Inc.	37,026	1,111,150
Allied Nevada Gold Corp. (I)	35,244	3,877
Alumina, Ltd.	641,832	781,053
AM Castle & Company (I) (L)	4,632	16,907
Ampco-Pittsburgh Corp.	2,208	38,552
Anglo American PLC	352,683	5,267,309
Antofagasta PLC	100,197	1,083,959
ArcelorMittal	250,997	2,355,001
BHP Billiton PLC	533,555	11,709,029
BHP Billiton, Ltd.	811,690	18,866,934
Boliden AB	69,441	1,375,594
Carpenter Technology Corp.	24,716	960,958
Century Aluminum Company (I)	11,424	157,651
Cliffs Natural Resources, Inc. (L)	72,042	346,522
Coeur Mining, Inc. (I)	23,318	109,828
Commercial Metals Company	81,329	1,316,717
Compass Minerals International, Inc.	15,800	1,472,718
Fortescue Metals Group, Ltd. (L)	395,872	586,009
Freeport-McMoRan, Inc.	359,029	6,803,600
Fresnillo PLC	56,641	572,009
Glencore PLC (I)	2,661,227	11,235,005
Globe Specialty Metals, Inc.	14,415	272,732
Gold Resource Corp.	9,161	29,224
Handy & Harman, Ltd. (I)	907	37,241
Haynes International, Inc.	2,863	127,718
Hecla Mining Company	80,275	239,220

The accompanying notes are an integral part of the financial statements.	244

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
Hitachi Metals, Ltd.	53,164	$814,821
Horsehead Holding Corp. (I)	12,636	159,972
Iluka Resources, Ltd.	106,374	685,679
JFE Holdings, Inc.	123,633	2,728,962
Kaiser Aluminum Corp.	3,942	303,100
Kobe Steel, Ltd.	786,928	1,451,422
Maruichi Steel Tube, Ltd.	11,461	271,283
Materion Corp.	4,570	175,625
Mitsubishi Materials Corp.	283,691	953,272
Molycorp, Inc. (I) (L)	43,373	16,712
Newcrest Mining, Ltd. (I)	194,658	1,963,224
Newmont Mining Corp.	171,763	3,728,975
Nippon Steel & Sumitomo Metal Corp.	1,915,257	4,815,729
Noranda Aluminum Holding Corp.	11,538	34,268
Norsk Hydro ASA	341,805	1,796,640
Nucor Corp.	110,075	5,231,865
Olympic Steel, Inc.	2,539	34,175
Randgold Resources, Ltd.	22,317	1,547,065
Reliance Steel & Aluminum Company	36,451	2,226,427
Rio Tinto PLC	321,438	13,255,085
Rio Tinto, Ltd.	109,816	4,758,328
Royal Gold, Inc.	30,651	1,934,385
RTI International Metals, Inc. (I)	6,827	245,158
Schnitzer Steel Industries, Inc., Class A	5,977	94,795
Steel Dynamics, Inc.	113,520	2,281,752
Stillwater Mining Company (I)	26,601	343,685
Sumitomo Metal Mining Company, Ltd.	132,772	1,940,560
SunCoke Energy, Inc.	14,931	223,069
ThyssenKrupp AG	113,847	2,980,538
TimkenSteel Corp.	17,666	467,619
United States Steel Corp. (L)	68,461	1,670,448
Universal Stainless & Alloy Products, Inc. (I)	1,781	46,698
Voestalpine AG	28,489	1,042,129
Walter Energy, Inc. (L)	15,488	9,603
Worthington Industries, Inc.	35,112	934,330
Yamato Kogyo Company, Ltd.	10,086	243,111
		133,912,764
Paper and forest products - 0.2%
Boise Cascade Company (I)	8,721	326,689
Clearwater Paper Corp. (I)	4,536	296,201
Deltic Timber Corp.	2,539	168,209
Domtar Corp.	29,966	1,385,029
International Paper Company	146,067	8,105,258
KapStone Paper and Packaging Corp.	18,743	615,520
Louisiana-Pacific Corp. (I)	98,177	1,620,902
Neenah Paper, Inc.	3,678	230,022
Oji Holdings Corp.	202,338	827,876
PH Glatfelter Company	9,669	266,188
Resolute Forest Products, Inc. (I)	14,664	252,954
Schweitzer-Mauduit International, Inc.	6,770	312,232
Stora Enso OYJ, Series R	139,822	1,437,655
UPM-Kymmene OYJ	135,230	2,627,107
Wausau Paper Corp.	10,075	96,015
		18,567,857
		518,689,981
Telecommunication services - 2.7%
Diversified telecommunication services - 2.2%
8x8, Inc. (I)	20,075	168,630
AT&T, Inc.	1,791,028	58,477,028
Atlantic Tele-Network, Inc.	2,117	146,539
Belgacom SA	38,651	1,352,333
Bezeq The
Israeli Telecommunication Corp., Ltd.	484,693	902,567
BT Group PLC	2,057,453	13,369,008
CenturyLink, Inc.	195,661	6,760,088
Cincinnati Bell, Inc. (I)	46,810	165,239
Cogent Communications Group, Inc.	10,480	370,258
Consolidated Communications Holdings, Inc.	11,261	229,724
Deutsche Telekom AG	802,177	14,672,147
Elisa OYJ, Class A (L)	36,164	908,207
FairPoint Communications, Inc. (I) (L)	4,940	86,944
Frontier Communications Corp.	346,568	2,443,304
General Communication, Inc., Class A (I)	8,114	127,877
Globalstar, Inc. (I) (L)	62,135	206,910
Hawaiian Telcom Holdco, Inc. (I)	2,518	67,054
HKT Trust and HKT, Ltd.	672,421	866,078
IDT Corp., Class B	3,855	68,426
Iliad SA	6,641	1,550,802
inContact, Inc. (I)	13,768	150,071
Inmarsat PLC	108,064	1,479,895
Inteliquent, Inc.	7,366	115,941
Intelsat SA (I)	6,499	77,988
Iridium Communications, Inc. (I) (L)	18,361	178,285
Koninklijke KPN NV	804,042	2,725,421
Level 3 Communications, Inc. (I)	98,988	5,329,514
Lumos Networks Corp.	4,520	68,975
magicJack VocalTec, Ltd. (I) (L)	4,554	31,149
Nippon Telegraph & Telephone Corp.	94,657	5,843,273
Orange SA	468,542	7,524,581
ORBCOMM, Inc. (I)	13,198	78,792
PCCW, Ltd.	1,026,317	627,156
Premiere Global Services, Inc. (I)	11,122	106,326
Singapore Telecommunications, Ltd.	580,305	1,847,811
Singapore Telecommunications, Ltd.	1,437,549	4,587,272
Spark New Zealand, Ltd.	463,937	1,031,774
Swisscom AG	5,854	3,394,675
TDC A/S	206,276	1,477,959
Telecom Italia SpA (I)	2,558,192	2,995,391
Telecom Italia SpA	1,531,127	1,439,742
Telefonica Deutschland Holding AG (I)	148,246	852,478
Telefonica SA	1,064,845	15,152,215
Telenor ASA	189,543	3,825,048
TeliaSonera AB	658,152	4,182,349
Telstra Corp., Ltd.	1,082,602	5,196,983
TPG Telecom, Ltd.	70,794	491,479
Verizon Communications, Inc.	1,433,896	69,730,362
Vonage Holdings Corp. (I)	38,382	188,456
Windstream Holdings, Inc. (L)	204,810	1,515,594
		245,186,118
Wireless telecommunication services - 0.5%
Boingo Wireless, Inc. (I)	5,433	40,965
KDDI Corp.	441,693	9,978,960
Leap Wireless International, Inc. (I)	16,665	41,996
Millicom International Cellular SA	16,797	1,214,575
NTT DOCOMO, Inc.	385,176	6,731,342
RingCentral, Inc., Class A (I)	6,573	100,764
Shenandoah Telecommunications Company	5,586	174,060
SoftBank Corp.	242,687	14,133,944
Spok Holdings, Inc.	5,157	98,860
StarHub, Ltd.	156,811	497,129
Tele2 AB, B Shares	81,031	969,196
Telephone & Data Systems, Inc.	46,152	1,149,185

The accompanying notes are an integral part of the financial statements.	245

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Wireless telecommunication services (continued)
Vodafone Group PLC	6,697,960	$21,917,886
		57,048,862
		302,234,980
Utilities - 3.2%
Electric utilities - 1.6%
ALLETE, Inc.	9,894	522,007
American Electric Power Company, Inc.	168,950	9,503,438
AusNet Services	434,384	482,093
Cheung Kong Infrastructure Holdings, Ltd.	154,843	1,329,914
Chubu Electric Power Company, Inc.	163,629	1,951,099
Cleco Corp.	41,703	2,273,648
CLP Holdings, Ltd.	476,334	4,163,216
Contact Energy, Ltd.	95,301	425,560
Duke Energy Corp.	244,134	18,744,609
Edison International	112,415	7,022,565
EDP - Energias de Portugal SA	580,159	2,172,779
El Paso Electric Company	9,116	352,242
Electricite de France SA	61,463	1,473,777
Endesa SA	80,373	1,551,588
Enel SpA	1,661,438	7,505,419
Entergy Corp.	62,305	4,828,014
Eversource Energy	109,379	5,525,827
Exelon Corp.	296,694	9,971,885
FirstEnergy Corp.	145,359	5,096,287
Fortum OYJ (L)	112,915	2,365,590
Great Plains Energy, Inc.	72,457	1,933,153
Hawaiian Electric Industries, Inc.	48,275	1,550,593
Hokuriku Electric Power Company	41,292	546,395
Iberdrola SA	1,304,406	8,411,532
IDACORP, Inc.	34,700	2,181,589
Kyushu Electric Power Company, Inc. (I)	108,418	1,050,430
MGE Energy, Inc.	7,875	349,020
Mighty River Power, Ltd.	172,299	398,987
NextEra Energy, Inc.	152,996	15,919,234
NRG Yield, Inc., Class A	5,384	273,130
OGE Energy Corp.	93,758	2,963,690
Otter Tail Corp.	8,089	260,223
Pepco Holdings, Inc.	86,836	2,329,810
Pinnacle West Capital Corp.	38,213	2,436,079
PNM Resources, Inc.	55,157	1,610,584
Portland General Electric Company	17,197	637,837
Power Assets Holdings, Ltd.	349,236	3,564,946
PPL Corp.	230,156	7,747,051
Red Electrica Corp. SA	27,122	2,205,380
Shikoku Electric Power Company, Inc. (I)	45,625	561,543
SSE PLC	249,332	5,533,408
Terna Rete Elettrica Nazionale SpA	375,812	1,654,867
The Chugoku Electric Power Company, Inc.	75,336	982,028
The Empire District Electric Company	9,703	240,828
The Kansai Electric Power Company, Ltd. (I)	178,824	1,704,350
The Southern Company	313,944	13,901,440
Tohoku Electric Power Company, Inc.	114,965	1,305,821
Tokyo Electric Power Company, Inc. (I)	367,440	1,390,741
UIL Holdings Corp.	12,602	647,995
Unitil Corp.	3,473	120,756
Westar Energy, Inc.	62,106	2,407,229
Xcel Energy, Inc.	174,660	6,079,915
		180,162,141
Gas utilities - 0.3%
AGL Resources, Inc.	41,081	2,039,672
APA Group, Ltd.	281,131	1,933,647
Atmos Energy Corp.	47,378	2,620,003
Chesapeake Utilities Corp.	3,299	166,962
Enagas SA	51,557	1,474,265
Gas Natural SDG SA	87,665	1,968,264
Hong Kong & China Gas Company, Ltd.	1,585,484	3,671,263
National Fuel Gas Company	39,607	2,389,490
New Jersey Resources Corp.	18,574	576,908
Northwest Natural Gas Company	5,951	285,350
ONE Gas, Inc.	35,900	1,551,957
Osaka Gas Company, Ltd.	476,377	1,992,102
Piedmont Natural Gas Company, Inc. (L)	17,269	637,399
Questar Corp.	82,484	1,968,068
Snam SpA	528,909	2,567,395
South Jersey Industries, Inc.	7,401	401,726
Southwest Gas Corp.	10,287	598,395
The Laclede Group, Inc.	9,530	488,127
Toho Gas Company, Ltd.	103,924	605,793
Tokyo Gas Company, Ltd.	589,484	3,705,925
UGI Corp.	81,211	2,646,666
WGL Holdings, Inc.	34,842	1,965,089
		36,254,466
Independent power and renewable electricity producers - 0.1%
Abengoa Yield PLC	6,360	214,841
AES Corp.	223,001	2,865,563
Atlantic Power Corp.	28,507	80,105
Dynegy, Inc. (I)	27,437	862,345
EDP Renovaveis SA	48	330
Electric Power Development Company, Ltd.	29,548	995,386
Enel Green Power SpA	444,649	829,118
Meridian Energy, Ltd.	313,392	473,767
NRG Energy, Inc.	116,523	2,935,214
Ormat Technologies, Inc. (L)	7,315	278,116
Pattern Energy Group, Inc.	9,984	282,747
Terraform Power, Inc., Class A (I)	6,338	231,400
Vivint Solar, Inc. (I) (L)	4,637	56,293
		10,105,225
Multi-utilities - 1.1%
A2A SpA	39	40
AGL Energy, Ltd.	170,723	1,973,695
Alliant Energy Corp.	52,140	3,284,820
Ameren Corp.	83,756	3,534,503
Avista Corp.	13,398	457,944
Black Hills Corp.	30,961	1,561,673
CenterPoint Energy, Inc.	147,757	3,015,720
Centrica PLC	1,255,183	4,694,768
CMS Energy Corp.	95,187	3,322,978
Consolidated Edison, Inc.	101,109	6,167,649
Dominion Resources, Inc.	202,930	14,381,649
DTE Energy Company	61,180	4,936,614
E.ON SE	505,354	7,514,069
GDF Suez	365,859	7,223,161
Integrys Energy Group, Inc.	27,540	1,983,431
MDU Resources Group, Inc.	91,378	1,950,007
National Grid PLC	950,718	12,222,479
NiSource, Inc.	109,178	4,821,300
NorthWestern Corp.	10,394	559,093
PG&E Corp.	164,390	8,724,177
Public Service Enterprise Group, Inc.	174,677	7,322,460
RWE AG	123,411	3,142,036
SCANA Corp.	49,399	2,716,451
Sempra Energy	79,904	8,711,134
Suez Environnement Company	75,631	1,302,102

The accompanying notes are an integral part of the financial statements.	246

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Multi-utilities (continued)
TECO Energy, Inc.	81,916	$1,589,170
Vectren Corp.	38,820	1,713,515
Veolia Environnement SA	107,134	2,026,288
Wisconsin Energy Corp. (L)	77,823	3,852,239
		124,705,165
Water utilities - 0.1%
American States Water Company	8,657	345,328
Aqua America, Inc.	83,108	2,189,896
California Water Service Group	10,660	261,277
Connecticut Water Service, Inc.	2,736	99,399
Middlesex Water Company	4,095	93,202
Severn Trent PLC	60,786	1,852,910
SJW Corp.	3,645	112,667
United Utilities Group PLC	171,123	2,366,163
York Water Company	3,370	81,824
		7,402,666
		358,629,663
TOTAL COMMON STOCKS (Cost $8,344,084,761)		$10,755,141,492

PREFERRED SECURITIES - 0.2%
Consumer discretionary - 0.1%
Bayerische Motoren Werke AG	13,797	1,274,369
Porsche Automobil Holding SE	38,548	3,774,942
Volkswagen AG	41,099	10,899,553
		15,948,864
Consumer staples - 0.1%
Henkel AG & Company KGaA, 0.800%	44,908	5,275,001
TOTAL PREFERRED SECURITIES (Cost $15,548,724)		$21,223,865

RIGHTS - 0.0%
Banco Bilbao Vizcaya Argentaria SA
(Expiration Date: 04/14/2015) (I) (N)	1,576,524	227,151
Banco De Sabadell SA (I) (L) (N)	866,721	219,938
Community Health Systems, Inc. (Expiration
Date: 01/27/2016) (I) (N)	174,338	3,835
Groupe Fnac (Expiration
Date: 05/15/2015) (I) (N)	13,898	96,687
Telefonica SA (Expiration
Date: 04/16/2015) (I) (N)	1,064,845	171,746
TOTAL RIGHTS (Cost $281,012)		$719,357

WARRANTS - 0.0%
Sun Hung Kai Properties, Ltd. (Expiration
Date: 04/22/2016; Strike Price:
HKD 98.60) (I)	32,255	93,404
TOTAL WARRANTS (Cost $0)		$93,404

SECURITIES LENDING COLLATERAL - 1.4%
John Hancock
Collateral Trust, 0.1102% (W) (Y)	15,706,819	157,146,721
TOTAL SECURITIES LENDING
COLLATERAL (Cost $157,149,082)		$157,146,721
SHORT-TERM INVESTMENTS - 2.3%
Repurchase agreement - 2.3%
Repurchase Agreement with State Street Corp.
dated 03/31/2015 at 0.000% to be
repurchased at $255,855,000 on 04/01/2015,
collateralized by $206,925,000
U.S. Treasury Bonds, 3.750% due
11/15/2043 (valued at $260,994,503,
including interest)	$255,855,000	$255,855,000
TOTAL SHORT-TERM INVESTMENTS (Cost $255,855,000)		$255,855,000
Total Investments (Strategic Equity Allocation Trust)
(Cost $8,772,918,579) - 100.5%		$11,190,179,839
Other assets and liabilities, net - (0.5%)		(53,837,190)
TOTAL NET ASSETS - 100.0%		$11,136,342,649

Strategic Income Opportunities Trust

		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS - 19.6%
Australia - 2.3%
New South Wales Treasury Corp.
6.000%, 05/01/2020	AUD	3,695,000	$3,331,401
Queensland Treasury Corp.
4.000%, 06/21/2019 (S)		3,275,000	2,675,690
6.000%, 10/21/2015 to 04/21/2016		7,959,000	6,268,906
			12,275,997
Bermuda - 0.3%
Government of Bermuda
4.854%, 02/06/2024 (S)		$1,730,000	1,818,663
Canada - 3.5%
Export Development Canada
3.250%, 08/08/2017	AUD	740,000	577,963
Government of Canada
1.250%, 02/01/2016 to 03/01/2018	CAD	10,475,000	8,324,158
1.500%, 02/01/2017 to 03/01/2020		6,070,000	4,920,987
Province of Ontario
6.250%, 06/16/2015	NZD	5,777,000	4,339,179
6.250%, 09/29/2020	AUD	725,000	649,127
			18,811,414
Mexico - 1.0%
Government of Mexico
4.750%, 06/14/2018	MXN	23,320,000	1,529,626
5.000%, 06/15/2017		29,054,100	1,941,911
8.000%, 12/07/2023		23,850,000	1,783,833
			5,255,370
New Zealand - 3.3%
Dominion of New Zealand
5.000%, 03/15/2019	NZD	3,400,000	2,717,887
6.000%, 04/15/2015 to 05/15/2021		17,570,000	14,477,708
New Zealand Local Government Funding
Agency
6.000%, 12/15/2017		975,000	772,717
			17,968,312
Norway - 1.5%
Government of Norway
3.750%, 05/25/2021	NOK	5,560,000	791,997

The accompanying notes are an integral part of the financial statements.	247

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Norway (continued)
Government of Norway (continued)
4.500%, 05/22/2019	NOK	31,072,000	$4,396,952
5.000%, 05/15/2015		24,128,000	3,006,408
			8,195,357
Peru - 0.2%
Republic of Peru
7.350%, 07/21/2025		$955,000	1,298,800
Philippines - 1.9%
Republic of Philippines
4.950%, 01/15/2021	PHP	33,000,000	782,550
5.875%, 12/16/2020 to 03/01/2032		157,303,440	3,947,475
6.250%, 01/14/2036		43,000,000	1,108,669
6.500%, 04/28/2021		106,400,000	2,746,801
7.375%, 03/03/2021		59,600,000	1,590,565
			10,176,060
Singapore - 1.1%
Republic of Singapore
2.375%, 04/01/2017	SGD	2,800,000	2,082,663
2.875%, 07/01/2015		3,000,000	2,196,008
3.250%, 09/01/2020		2,260,000	1,749,998
			6,028,669
South Korea - 1.9%
Korea Treasury Bond Coupon Strips
3.286%, 09/10/2018	KRW	83,030,000	70,474
3.287%, 03/10/2018		83,030,000	71,135
3.296%, 03/10/2017		83,030,000	72,414
3.297%, 09/10/2017		83,030,000	71,781
3.309%, 09/10/2016		83,030,000	73,029
3.315%, 03/10/2016		83,030,000	73,648
3.326%, 09/10/2015		83,030,000	74,282
Korea Treasury Bond Principal Strips
3.286%, 09/10/2018		2,888,000,000	2,450,433
Republic of Korea
3.250%, 06/10/2015		3,500,000,000	3,163,619
3.500%, 03/10/2017		2,000,000,000	1,862,651
4.000%, 03/10/2016		2,750,000,000	2,531,299
5.750%, 09/10/2018		2,000,000	2,041
			10,516,806
Sweden - 1.5%
Kingdom of Sweden
1.500%, 11/13/2023	SEK	28,350,000	3,619,829
3.000%, 07/12/2016		3,070,000	371,382
3.500%, 06/01/2022		7,270,000	1,041,689
5.000%, 12/01/2020		21,300,000	3,166,749
			8,199,649
Thailand - 1.1%
Kingdom of Thailand
3.250%, 06/16/2017	THB	187,500,000	5,941,480
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $115,555,990)			$106,486,577

CORPORATE BONDS - 42.5%
Consumer discretionary - 7.8%
21st Century Fox America, Inc.
6.200%, 12/15/2034		$940,000	1,200,777
American Axle & Manufacturing, Inc.
6.625%, 10/15/2022		1,195,000	1,281,618
Arcos Dorados Holdings, Inc.
10.250%, 07/13/2016 (S)	BRL	1,896,000	534,662
Cablevision Systems Corp.
8.000%, 04/15/2020		$1,150,000	1,302,375
CBS Corp.
3.500%, 01/15/2025		1,565,000	1,580,267
CCO Holdings LLC
5.750%, 01/15/2024		1,690,000	1,766,050
7.000%, 01/15/2019		1,605,000	1,669,200
Cox Communications, Inc.
5.500%, 10/01/2015		585,000	598,638
DISH DBS Corp.
5.000%, 03/15/2023		1,130,000	1,098,699
5.875%, 11/15/2024		500,000	500,625
7.875%, 09/01/2019		2,300,000	2,570,250
Family Tree Escrow LLC
5.750%, 03/01/2023 (S)		1,345,000	1,412,250
FCA US LLC
8.250%, 06/15/2021		370,000	410,371
Ferrellgas LP
6.750%, 01/15/2022		1,204,000	1,224,950
General Motors Financial Company, Inc.
3.250%, 05/15/2018		630,000	641,813
4.375%, 09/25/2021		1,260,000	1,342,202
Johnson Controls, Inc.
5.500%, 01/15/2016		425,000	440,487
L Brands, Inc.
5.625%, 10/15/2023		1,655,000	1,837,050
7.000%, 05/01/2020		1,119,000	1,289,648
Lamar Media Corp.
5.000%, 05/01/2023		625,000	639,063
LIN Television Corp.
5.875%, 11/15/2022 (S)		795,000	810,900
Macy’s Retail Holdings, Inc.
7.875%, 08/15/2036		484,000	522,311
New Look Bondco I PLC
8.750%, 05/14/2018 (S)	GBP	570,000	883,587
Numericable Group SA
6.250%, 05/15/2024 (S)		$1,230,000	1,245,375
PVH Corp.
4.500%, 12/15/2022		1,265,000	1,283,975
QVC, Inc.
4.450%, 02/15/2025		1,695,000	1,706,297
5.950%, 03/15/2043		1,205,000	1,233,579
Sirius XM Radio, Inc.
4.625%, 05/15/2023 (S)		1,130,000	1,087,625
5.250%, 08/15/2022 (S)		1,420,000	1,498,100
5.875%, 10/01/2020 (S)		1,335,000	1,391,738
The Goodyear Tire & Rubber Company
7.000%, 05/15/2022		1,980,000	2,178,000
8.750%, 08/15/2020		320,000	385,600
The Home Depot, Inc.
5.400%, 03/01/2016		1,439,000	1,502,139
The Men’s Wearhouse, Inc.
7.000%, 07/01/2022 (S)		1,610,000	1,694,525
Univision Communications, Inc.
6.750%, 09/15/2022 (S)		1,167,000	1,251,608
Volkswagen International Finance NV
1.150%, 11/20/2015 (S)		445,000	446,784
			42,463,138
Consumer staples - 3.0%
Anheuser-Busch InBev Worldwide, Inc.
9.750%, 11/17/2015	BRL	2,111,000	650,190

The accompanying notes are an integral part of the financial statements.	248

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
B&G Foods, Inc.
4.625%, 06/01/2021		$1,935,000	$1,932,581
Cott Beverages, Inc.
5.375%, 07/01/2022 (S)		1,600,000	1,542,000
Heineken NV
0.800%, 10/01/2015 (S)		975,000	975,753
HJ Heinz Company
4.250%, 10/15/2020		1,740,000	1,785,240
4.875%, 02/15/2025 (S)		1,605,000	1,739,419
JBS Investments GmbH
7.750%, 10/28/2020 (S)		425,000	449,438
Kimberly-Clark Corp.
4.279%, 12/21/2015 (S)		1,620,000	1,665,375
PepsiCo, Inc.
2.500%, 05/10/2016		546,000	557,135
Post Holdings, Inc.
6.000%, 12/15/2022 (S)		675,000	651,375
6.750%, 12/01/2021 (S)		1,665,000	1,681,650
The Coca-Cola Company
1.800%, 09/01/2016		1,431,000	1,455,313
TreeHouse Foods, Inc.
4.875%, 03/15/2022		420,000	428,400
Tyson Foods, Inc.
6.600%, 04/01/2016		545,000	574,880
			16,088,749
Energy - 1.2%
Ecopetrol SA
4.250%, 09/18/2018		185,000	193,788
5.875%, 09/18/2023		545,000	585,058
Exxon Mobil Corp.
2.709%, 03/06/2025		2,120,000	2,141,605
Petroleos Mexicanos
7.650%, 11/24/2021 (S)	MXN	15,351,000	1,034,097
TerraForm Power Operating LLC
5.875%, 02/01/2023 (S)		$1,156,000	1,199,350
The Williams Companies, Inc.
4.550%, 06/24/2024		1,410,000	1,370,679
			6,524,577
Financials - 14.4%
American International Group, Inc.
(8.175% to 05/15/2038, then 3 month
LIBOR + 4.195%)
8.175%, 05/15/2058		3,195,000	4,530,670
American Tower Corp.
7.000%, 10/15/2017		529,000	595,675
Asian Development Bank
5.000%, 03/09/2022	AUD	1,530,000	1,337,367
Asian Development Bank
3.250%, 07/20/2017	NZD	1,480,000	1,095,555
Avenue Financial Holdings, Inc.
6.750%, 12/29/2024 (P)(S)		$500,000	500,000
Bancolombia SA
5.950%, 06/03/2021		850,000	938,995
Bank of America Corp.
1.068%, 09/15/2026 (P)		2,515,000	2,263,686
Bank of Montreal
0.800%, 11/06/2015		940,000	942,407
BNC Bancorp (5.500% to 10/01/2019,
then 3 month LIBOR + 3.590%)
5.500%, 10/01/2024		500,000	501,218
Cadence Financial Corp.
6.500%, 03/11/2025 (P)(S)		500,000	500,000
Canadian Imperial Bank of Commerce
0.900%, 10/01/2015		721,000	722,363
2.350%, 12/11/2015		1,255,000	1,271,009
CapitaMalls Asia Treasury, Ltd.
3.950%, 08/24/2017	SGD	3,250,000	2,474,419
CBRE Services, Inc.
5.000%, 03/15/2023		$990,000	1,029,600
Citigroup, Inc.
6.250%, 06/29/2017	NZD	1,245,000	969,538
Citigroup, Inc. (5.900% to 2-15-23, then
3 month LIBOR + 4.230%)
5.900%, 02/15/2023 (Q)		$745,000	750,588
Citigroup, Inc. (5.950% to 01/30/2023,
then 3 month LIBOR + 4.069%)
5.950%, 01/30/2023 (Q)		1,605,000	1,625,063
Commonwealth Bank of Australia
1.250%, 09/18/2015		2,725,000	2,734,701
Corrections Corp. of America
4.125%, 04/01/2020		963,000	969,019
Credit Acceptance Corp.
6.125%, 02/15/2021		210,000	201,075
Crown Castle Towers LLC
4.883%, 08/15/2020 (S)		1,104,000	1,212,196
Eagle Bancorp, Inc.
5.750%, 09/01/2024		500,000	515,000
Fifth Third Bancorp (5.100% to
06/30/2023, then 3 month
LIBOR + 3.033%)
5.100%, 06/30/2023 (Q)		1,820,000	1,729,000
General Electric Capital Australia
Funding Pty, Ltd.
7.000%, 10/08/2015	AUD	2,800,000	2,181,220
General Electric Capital Corp.
4.250%, 01/17/2018	NZD	715,000	537,948
4.875%, 04/05/2016	SEK	10,000,000	1,215,601
6.250%, 09/29/2020	GBP	265,000	479,397
General Electric Capital Corp. (7.125%
until 06/15/2022, then 3 month
LIBOR + 5.296%)
7.125%, 06/15/2022 (Q)		$1,600,000	1,878,000
Heartland Financial USA, Inc.
5.750%, 12/30/2024		505,000	507,525
Hongkong Land Treasury Services
Pte, Ltd.
3.860%, 12/29/2017	SGD	250,000	186,248
Host Hotels & Resorts LP
5.250%, 03/15/2022		$620,000	689,687
HSBC Finance Corp.
5.000%, 06/30/2015		465,000	469,970
Independent Bank Group, Inc.
5.875%, 08/01/2024		690,000	716,738
Inter-American Development Bank
3.750%, 10/09/2018	AUD	1,055,000	844,482
6.500%, 08/20/2019		2,705,000	2,415,648
International Bank for Reconstruction
& Development
1.375%, 06/23/2019	SEK	8,600,000	1,044,225
2.125%, 05/29/2017	NOK	1,560,000	197,618
3.375%, 08/13/2017	NZD	620,000	460,314
3.750%, 01/23/2019	AUD	1,000,000	802,452
4.500%, 08/16/2016	NZD	1,455,000	1,100,383
4.625%, 02/26/2019 to 10/06/2021		3,825,000	2,968,819

The accompanying notes are an integral part of the financial statements.	249

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
International Finance Corp.
3.250%, 07/22/2019	AUD	625,000	$493,838
3.875%, 02/26/2018	NZD	620,000	465,995
10.000%, 06/12/2017	BRL	1,745,000	537,954
JPMorgan Chase & Co.
4.250%, 11/02/2018	NZD	1,485,000	1,113,678
Kennedy-Wilson, Inc.
5.875%, 04/01/2024		$1,180,000	1,182,950
KFW
5.750%, 05/13/2015	AUD	1,600,000	1,223,149
6.000%, 01/19/2016 to 08/20/2020		3,388,000	2,984,371
MetLife, Inc.
6.400%, 12/15/2036		$755,000	894,675
National Australia Bank, Ltd.
2.750%, 09/28/2015 (S)		465,000	470,192
6.000%, 02/15/2017	AUD	1,805,000	1,466,120
Oversea-Chinese Banking Corp., Ltd.
(4.000% to 10/15/2019, then 5 year
U.S. Swap Rate + 2.203%)
4.000%, 10/15/2024 (S)		$1,175,000	1,224,820
Prudential Financial, Inc. (5.875% to
09/01/2022, then 3 month
LIBOR + 4.175%)
5.875%, 09/15/2042		645,000	700,631
Regions Financial Corp.
7.375%, 12/10/2037		385,000	503,907
Royal Bank of Canada
0.633%, 03/08/2016 (P)		930,000	932,770
2.625%, 12/15/2015		1,435,000	1,456,625
Skandinaviska Enskilda Banken AB
0.575%, 01/04/2016		900,000	900,932
Stifel Financial Corp.
4.250%, 07/18/2024		2,505,000	2,557,091
Synovus Financial Corp.
5.125%, 06/15/2017		1,570,000	1,598,417
7.875%, 02/15/2019		725,000	812,000
Temasek Financial I, Ltd.
3.265%, 02/19/2020	SGD	1,250,000	945,610
The Bank of Nova Scotia
0.535%, 12/31/2015		$1,055,000	1,055,989
0.773%, 07/15/2016 (P)		750,000	753,431
The Toronto-Dominion Bank
0.424%, 07/13/2016 (P)		640,000	639,907
Trust F/1401
5.250%, 12/15/2024 (S)		995,000	1,069,625
Westpac Banking Corp.
3.000%, 12/09/2015		1,710,000	1,739,583
5.000%, 10/21/2019	GBP	375,000	638,240
7.250%, 02/11/2020	AUD	700,000	634,426
Zions Bancorporation (5.800% to
06/15/2023, then 3 month
LIBOR + 3.800%)
5.800%, 06/15/2023 (Q)		$1,050,000	1,004,325
			78,106,670
Health care - 5.7%
AbbVie, Inc.
1.015%, 11/06/2015 (P)		690,000	692,084
1.200%, 11/06/2015		715,000	716,035
Community Health Systems, Inc.
6.875%, 02/01/2022		1,540,000	1,638,175
7.125%, 07/15/2020		315,000	333,900
DaVita HealthCare Partners, Inc.
5.125%, 07/15/2024		1,045,000	1,067,859
Endo Finance LLC
5.750%, 01/15/2022 (S)		830,000	850,750
6.000%, 02/01/2025 (S)		415,000	425,375
7.250%, 01/15/2022 (S)		805,000	854,306
Express Scripts Holding Company
3.500%, 06/15/2024		1,395,000	1,436,185
Forest Laboratories, Inc.
4.875%, 02/15/2021 (S)		1,875,000	2,069,756
5.000%, 12/15/2021 (S)		1,775,000	1,973,718
Grifols Worldwide Operations, Ltd.
5.250%, 04/01/2022 (S)		1,600,000	1,626,000
HCA Holdings, Inc.
6.250%, 02/15/2021		1,897,000	2,051,036
HCA, Inc.
5.000%, 03/15/2024		1,995,000	2,117,194
7.500%, 02/15/2022		1,165,000	1,358,681
8.000%, 10/01/2018		280,000	324,450
LifePoint Hospitals, Inc.
5.500%, 12/01/2021		3,760,000	3,938,600
Mallinckrodt International Finance SA
5.750%, 08/01/2022 (S)		1,130,000	1,166,725
Merck & Company, Inc.
0.446%, 05/18/2016 (P)		535,000	535,826
2.250%, 01/15/2016		1,800,000	1,825,479
Tenet Healthcare Corp.
4.375%, 10/01/2021		1,450,000	1,417,375
UnitedHealth Group, Inc.
0.850%, 10/15/2015		350,000	350,695
Valeant Pharmaceuticals International, Inc.
5.500%, 03/01/2023 (S)		730,000	738,213
7.500%, 07/15/2021 (S)		865,000	935,549
WellCare Health Plans, Inc.
5.750%, 11/15/2020		553,000	580,650
			31,024,616
Industrials - 1.2%
AECOM
5.750%, 10/15/2022 (S)		1,280,000	1,324,800
Delta Air Lines 2007-1 Class A Pass
Through Trust
6.821%, 02/10/2022		1,080,146	1,267,875
Lockheed Martin Corp.
2.900%, 03/01/2025		2,215,000	2,239,376
Norfolk Southern Corp.
5.750%, 01/15/2016		730,000	757,849
US Airways 2012-1 Class A Pass
Through Trust
5.900%, 10/01/2024		268,294	306,526
US Airways 2012-1 Class B Pass
Through Trust
8.000%, 10/01/2019		805,916	914,715
			6,811,141
Information technology - 2.1%
Apple, Inc.
0.450%, 05/03/2016		565,000	565,079
Hewlett-Packard Company
2.125%, 09/13/2015		1,345,000	1,353,529
2.650%, 06/01/2016		1,605,000	1,634,858
IBM Corp.
0.325%, 02/05/2016 (P)		650,000	650,295
2.750%, 12/21/2020	GBP	700,000	1,092,342
Micron Technology, Inc.
5.250%, 08/01/2023 (S)		$1,330,000	1,353,275

The accompanying notes are an integral part of the financial statements.	250

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Micron Technology, Inc. (continued)
5.875%, 02/15/2022		$1,360,000	$1,435,494
Sixsigma Networks Mexico SA de CV
8.250%, 11/07/2021 (S)		1,545,000	1,614,989
Zebra Technologies Corp.
7.250%, 10/15/2022 (S)		1,420,000	1,530,050
			11,229,911
Materials - 2.6%
ArcelorMittal
7.500%, 03/01/2041		1,145,000	1,190,800
Ball Corp.
4.000%, 11/15/2023		1,720,000	1,677,000
Cemex Finance LLC
9.375%, 10/12/2022 (S)		1,055,000	1,197,425
Cemex SAB de CV
6.125%, 05/05/2025 (S)		2,410,000	2,433,377
Crown Americas LLC
4.500%, 01/15/2023		1,310,000	1,321,463
Crown Cork & Seal Company, Inc.
7.375%, 12/15/2026		371,000	424,795
Platform Specialty Products Corp.
6.500%, 02/01/2022		885,000	924,825
Sealed Air Corp.
4.875%, 12/01/2022 (S)		965,000	984,300
5.125%, 12/01/2024 (S)		965,000	998,775
6.500%, 12/01/2020 (S)		1,790,000	1,991,375
W.R. Grace & Co-Conn
5.125%, 10/01/2021 (S)		1,040,000	1,079,000
			14,223,135
Telecommunication services - 2.6%
America Movil SAB de CV
7.125%, 12/09/2024	MXN	22,490,000	1,456,575
AT&T, Inc.
0.800%, 12/01/2015		$390,000	390,024
Frontier Communications Corp.
7.125%, 01/15/2023		1,330,000	1,359,925
9.250%, 07/01/2021		150,000	174,000
GTP Acquisition Partners I LLC
7.628%, 06/15/2016 (S)		625,000	662,313
HC2 Holdings, Inc.
11.000%, 12/01/2019 (S)		3,025,000	3,077,938
SBA Telecommunications, Inc.
5.750%, 07/15/2020		505,000	530,881
SBA Tower Trust
5.101%, 04/17/2017 (S)		616,000	644,244
T-Mobile USA, Inc.
6.125%, 01/15/2022		1,930,000	1,990,313
6.250%, 04/01/2021		718,000	746,720
6.625%, 04/01/2023		445,000	466,138
6.836%, 04/28/2023		435,000	457,838
Verizon Communications, Inc.
4.272%, 01/15/2036 (S)		1,277,000	1,267,361
Vodafone Group PLC
0.641%, 02/19/2016 (P)		740,000	740,563
			13,964,833
Utilities - 1.9%
Calpine Corp.
5.750%, 01/15/2025		1,885,000	1,899,138
5.875%, 01/15/2024 (S)		176,000	190,168
6.000%, 01/15/2022 (S)		1,451,000	1,552,570
Dynegy Finance I, Inc.
7.375%, 11/01/2022 (S)		695,000	730,619
NiSource Finance Corp.
4.800%, 02/15/2044		470,000	528,443
5.650%, 02/01/2045		1,165,000	1,486,052
NRG Yield Operating LLC
5.375%, 08/15/2024 (S)		670,000	696,800
Pacific Gas & Electric Company
0.458%, 05/11/2015 (P)		1,610,000	1,609,852
RJS Power Holdings LLC
5.125%, 07/15/2019 (S)		1,775,000	1,748,375
Southern Gas Networks PLC
4.875%, 12/21/2020	GBP	80,000	136,153
			10,578,170
TOTAL CORPORATE BONDS (Cost $229,292,280)			$231,014,940

CAPITAL PREFERRED SECURITIES - 0.4%
Financials - 0.4%
JPMorgan Chase Capital XXIII
1.257%, 05/15/2047 (P)		$1,040,000	816,400
M&T Capital Trust III
9.250%, 02/01/2027		95,000	95,910
USB Capital IX
3.500%, 10/29/2049 (P)(Q)		1,456,000	1,204,840
			2,117,150
TOTAL CAPITAL PREFERRED
SECURITIES (Cost $2,014,055)			$2,117,150

CONVERTIBLE BONDS - 1.9%
Consumer discretionary - 0.1%
Liberty Interactive LLC
0.750%, 03/30/2043		470,000	655,944
Consumer staples - 0.2%
Vector Group, Ltd.
2.500%, 01/15/2019 (P)		510,000	718,935
Financials - 0.4%
Fidelity National Financial, Inc.
4.250%, 08/15/2018		250,000	504,063
MGIC Investment Corp.
2.000%, 04/01/2020		1,065,000	1,563,553
			2,067,616
Health care - 0.6%
Anthem, Inc.
2.750%, 10/15/2042		1,099,000	2,270,122
HealthSouth Corp.
2.000%, 12/01/2043		505,000	622,413
Hologic, Inc.
2.000%, 03/01/2042 (P)		430,000	532,394
			3,424,929
Industrials - 0.4%
Air Lease Corp.
3.875%, 12/01/2018		815,000	1,173,091
Trinity Industries, Inc.
3.875%, 06/01/2036		605,000	945,313
			2,118,404

The accompanying notes are an integral part of the financial statements.	251

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
CONVERTIBLE BONDS (continued)
Information technology - 0.2%
Intel Corp.
3.250%, 08/01/2039	$790,000	$1,247,213
TOTAL CONVERTIBLE BONDS (Cost $8,685,344)		$10,233,041

TERM LOANS (M) - 10.9%
Consumer discretionary - 2.5%
CCO Safari LLC
4.250%, 09/12/2021	1,260,000	1,269,057
Dollar Tree, Inc.
4.250%, 03/09/2022	750,000	757,617
FCA US LLC
3.250%, 12/31/2018	1,887,947	1,883,620
Four Seasons Holdings, Inc.
3.500%, 06/27/2020	1,788,007	1,795,368
Hilton Worldwide Finance LLC
3.500%, 10/26/2020	1,495,215	1,496,551
Hudson’s Bay Company
4.750%, 11/04/2020	648,375	649,388
Restaurant Brands International, Inc.
4.500%, 12/12/2021	2,264,824	2,285,855
The Men’s Wearhouse, Inc.
4.500%, 06/18/2021	1,787,020	1,791,488
Univision Communications, Inc.
4.000%, 03/01/2020	534,050	532,882
Virgin Media Investment Holdings, Ltd.
3.500%, 06/07/2020	876,180	874,841
		13,336,667
Consumer staples - 1.2%
Aramark Services, Inc.
3.250%, 02/24/2021	2,559,150	2,553,392
HJ Heinz Company
3.250%, 06/05/2020	2,348,348	2,348,054
SUPERVALU, Inc.
4.500%, 03/21/2019	1,410,228	1,413,362
		6,314,808
Financials - 1.2%
Crown Castle Operating Company
3.000%, 01/31/2021	3,449,434	3,438,223
HUB International, Ltd.
4.250%, 10/02/2020	2,063,408	2,044,492
La Quinta Intermediate Holdings LLC
4.000%, 04/14/2021	930,294	932,330
		6,415,045
Health care - 2.6%
Biomet, Inc.
3.674%, 07/25/2017	2,440,448	2,436,890
Catalent Pharma Solutions, Inc.
4.250%, 05/20/2021	2,501,167	2,510,547
Community Health Systems, Inc.
4.250%, 01/27/2021	2,148,681	2,158,528
Endo Luxembourg Finance I Company
Sarl
3.250%, 03/01/2021	707,850	707,673
Grifols Worldwide Operations USA, Inc.
3.178%, 02/27/2021	1,863,570	1,861,007
Kindred Healthcare, Inc.
4.250%, 04/09/2021	729,488	732,223
Mallinckrodt International Finance SA
3.250%, 03/19/2021	3,205,317	3,195,015
Valeant Pharmaceuticals International, Inc.
3.500%, 08/05/2020	772,311	771,949
		14,373,832
Industrials - 1.2%
AECOM
3.750%, 10/15/2021	1,421,763	1,432,426
American Builders & Contractors Supply
Company, Inc.
3.500%, 04/16/2020	1,472,575	1,466,439
B/E Aerospace, Inc.
4.000%, 12/16/2021	1,341,638	1,350,861
Delta Air Lines, Inc.
3.250%, 04/20/2017	871,485	868,422
US Airways, Inc.
3.500%, 05/23/2019	1,326,900	1,322,398
		6,440,546
Information technology - 0.6%
Dell International LLC
4.500%, 04/29/2020	1,775,565	1,784,936
First Data Corp.
3.674%, 03/24/2018	593,821	593,202
4.174%, 03/24/2021	250,936	251,922
IMS Health, Inc.
3.500%, 03/17/2021	896,174	893,094
		3,523,154
Materials - 0.5%
Berry Plastics Group, Inc.
3.500%, 02/08/2020	1,871,065	1,864,750
Crown Americas LLC
4.000%, 10/22/2021	773,063	779,706
		2,644,456
Telecommunication services - 0.1%
SBA Senior Finance II LLC
3.250%, 03/24/2021	640,163	636,390
Utilities - 1.0%
Dynegy, Inc.
4.000%, 04/23/2020	1,769,279	1,770,542
ExGen Texas Power LLC
5.750%, 09/16/2021	1,556,740	1,561,605
La Frontera Generation LLC
4.500%, 09/30/2020	1,985,312	1,986,966
		5,319,113
TOTAL TERM LOANS (Cost $58,997,633)		$59,004,011

COLLATERALIZED MORTGAGE
OBLIGATIONS - 6.3%
Commercial and residential - 5.8%
Adjustable Rate Mortgage Trust,
Series 2004-5, Class 2A1
2.675%, 04/25/2035 (P)	475,514	472,770
American Home Mortgage Assets Trust,
Series 2006-6, Class XP IO
2.117%, 12/25/2046	7,703,417	719,129
Americold 2010 LLC Trust,
Series 2010-ARTA, Class D
7.443%, 01/14/2029 (S)	645,000	734,085
Banc of America Commercial
Mortgage Trust, Series 2006-4,
Class AM 5.675%, 07/10/2046	825,000	872,640

The accompanying notes are an integral part of the financial statements.	252

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2004-10, Class 12A3,
2.709%, 01/25/2035 (P)	$477,617	$472,708
Series 2005-2, Class A1,
2.680%, 03/25/2035 (P)	370,683	374,336
Series 2005-5, Class A2,
2.260%, 08/25/2035 (P)	512,622	515,504
Bear Stearns ALT-A Trust
Series 2004-12, Class 1A1,
0.873%, 01/25/2035 (P)	417,212	407,877
Series 2004-13, Class A1,
0.913%, 11/25/2034 (P)	627,877	623,358
Series 2004-8, Class 1A,
0.873%, 09/25/2034 (P)	79,530	77,164
Series 2005-7, Class 11A1,
0.713%, 08/25/2035 (P)	297,925	276,526
BWAY Mortgage Trust, Series 2015-1740,
Class D 3.787%, 01/13/2035 (P)(S)	371,000	369,181
Carefree Portfolio Trust,
Series 2014-CARE, Class E
4.175%, 11/15/2019 (P)(S)	695,000	697,029
CDGJ Commercial Mortgage Trust,
Series 2014-BXCH, Class D
3.174%, 12/15/2027 (P)(S)	1,005,000	1,006,389
Chase Mortgage Finance Trust,
Series 2007-A1, Class 2A1
2.466%, 02/25/2037 (P)	198,601	198,493
Commercial Mortgage Pass
Through Certificates
Series 2014-PAT, Class E,
3.326%, 08/13/2027 (P)(S)	361,000	365,482
Series 2014-TWC, Class D,
2.422%, 02/13/2032 (P)(S)	965,000	964,169
DSLA Mortgage Loan Trust
Series 2004-AR1 Class X2 IO,
1.916%, 09/19/2044	3,310,613	212,139
Series 2005-AR2, Class X2 IO,
2.642%, 03/19/2045	5,892,043	502,625
GAHR Commericial Mortgage Trust,
Series 2015-NRF, Class EFX
3.382%, 12/15/2019 (S)	800,000	757,369
GRACE Mortgage Trust,
Series 2014-GRCE, Class F
3.590%, 06/10/2028 (P)(S)	600,000	584,124
Greenwich Capital Commercial
Funding Corp., Series 2006-GG7,
Class AM 5.784%, 07/10/2038 (P)	90,000	94,225
GSR Mortgage Loan Trust, Series 2004-5,
Class 2A1 2.597%, 05/25/2034 (P)	861,137	846,168
HarborView Mortgage Loan Trust
Series 2004-5, Class 2A-6,
2.196%, 06/19/2034 (P)	518,441	517,533
Series 2004-7, Class 4A,
2.636%, 11/19/2034 (P)	582,303	580,224
Series 2005-2, Class IX IO,
2.181%, 05/19/2035	2,272,729	155,594
Series 2005-9, Class 2A1A,
0.516%, 06/20/2035 (P)	459,754	432,954
Series 2005-9, Class 2A1C,
0.626%, 06/20/2035 (P)	312,256	286,078
Series 2005-8, Class 1X IO,
2.083%, 09/19/2035	4,854,764	253,875
Series 2007-3, Class ES IO,
0.350%, 05/19/2047 (S)	11,340,867	120,497
Series 2007-4, Class ES IO,
0.350%, 07/19/2047	11,855,342	118,553
Series 2007-6, Class ES IO,
0.342%, 08/19/2037 (S)	9,290,514	98,712
Hilton USA Trust, Series 2013-HLF,
Class EFL 3.923%, 11/05/2030 (P)(S)	679,971	679,970
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO,
2.075%, 10/25/2036	7,599,453	672,649
Series 2005-AR18, Class 2X IO,
1.738%, 10/25/2036	18,163,315	743,310
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2006-LDP7, Class AM,
5.840%, 04/15/2045 (P)	1,000,000	1,051,139
Series 2007-CB18, Class A4,
5.440%, 06/12/2047	612,700	646,981
Series 2014-INN, Class F,
4.175%, 06/15/2029 (P)(S)	390,000	387,689
LB-UBS Commercial Mortgage Trust,
Series 2006-C6, Class AM
5.413%, 09/15/2039	615,000	648,993
Merrill Lynch Mortgage Investors Trust
Series 2004-1, Class 2A1,
2.226%, 12/25/2034 (P)	228,239	222,354
Series 2005-A2, Class A2,
2.464%, 02/25/2035 (P)	544,725	544,875
Series 2006-3, Class 2A1,
2.284%, 10/25/2036 (P)	247,880	242,741
Merrill Lynch Mortgage Trust,
Series 2005-LC1, Class AM
5.307%, 01/12/2044 (P)	885,000	908,923
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2006-3,
Class A4 5.414%, 07/12/2046 (P)	575,382	601,529
Morgan Stanley Capital I Trust,
Series 2014-150E, Class F
4.295%, 09/09/2032 (P)(S)	695,000	671,518
Morgan Stanley Mortgage Loan Trust
Series 2004-8AR, Class 4A1,
2.418%, 10/25/2034 (P)	385,311	381,364
Series 2004-9, Class 1A,
5.607%, 11/25/2034 (P)	267,558	277,333
Opteum Mortgage
Acceptance Corp. Trust, Series 2005-4,
Class 1APT 0.483%, 11/25/2035 (P)	395,972	371,201
Queens Center Mortgage Trust,
Series 2013-QCA, Class D
3.474%, 01/11/2037 (P)(S)	540,000	528,859
SFAVE Commercial Mortgage
Securities Trust, Series 2015-5AVE,
Class D 4.388%, 01/05/2035 (P)(S)	635,000	604,945
Structured Asset Securities Corp.,
Series 2003-7A, Class 3A6
2.472%, 12/25/2033 (P)	370,536	364,292

The accompanying notes are an integral part of the financial statements.	253

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
WaMu Mortgage Pass
Through Certificates
Series 2004-AR14, Class A1,
2.396%, 01/25/2035 (P)	$551,229	$555,562
Series 2005-AR19, Class A1A2,
0.463%, 12/25/2045 (P)	616,039	562,053
Series 2005-AR2, Class 2A1B,
0.543%, 01/25/2045 (P)	716,432	658,716
Series 2005-AR2, Class 2A2B,
0.553%, 01/25/2045 (P)	494,907	455,456
Series 2005-AR3, Class A2,
2.441%, 03/25/2035 (P)	517,639	517,704
Series 2005-AR6, Class 2A1A,
0.403%, 04/25/2045 (P)	1,046,211	985,942
Series 2005-AR8, Class 2AB2,
0.593%, 07/25/2045 (P)	561,468	518,397
Series 2005-AR8, Class 2AB3,
0.533%, 07/25/2045 (P)	549,545	504,508
Wells Fargo Commercial Mortgage Trust,
Series 2013-BTC, Class E
3.550%, 04/16/2035 (P)(S)	955,000	895,941
Wells Fargo Mortgage Backed
Securities Trust, Series 2004-Z,
Class 2A1 2.614%, 12/25/2034 (P)	525,854	528,531
U.S. Government Agency - 0.5%
Federal Home Loan Mortgage Corp.
Series 2014-DN2, Class M2,
1.823%, 04/25/2024 (P)	450,000	447,251
Series 291, Class IO,
3.500%, 11/15/2032	1,730,785	314,829
Series 292, Class IO,
3.500%, 11/15/2027	1,128,072	163,893
Series 304, Class C42 IO,
4.000%, 12/15/2027	1,599,438	183,683
Series 4077, Class IK IO,
5.000%, 07/15/2042	1,367,968	290,721
Federal National Mortgage Association
Series 2012-118, Class AI IO,
3.500%, 11/25/2037	1,612,535	225,568
Series 2013-39, Class KI IO,
4.000%, 05/25/2028	2,217,367	263,417
Series 402, Class 3 IO,
4.000%, 11/25/2039	295,420	49,764
Series 402, Class 4 IO,
4.000%, 10/25/2039	288,877	44,546
Series 402, Class 7 IO,
4.500%, 11/25/2039	329,939	54,113
Series 406, Class 3 IO,
4.000%, 01/25/2041	301,942	57,867
Series 407, Class 4 IO,
4.500%, 03/25/2041	555,301	110,318
Series 407, Class 7 IO,
5.000%, 03/25/2041	1,329,669	253,686
Series 407, Class 8 IO,
5.000%, 03/25/2041	666,125	123,487
		2,583,143
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $31,395,904)		$34,024,128

ASSET BACKED SECURITIES - 2.0%
Applebee’s/IHOP Funding LLC,
Series 2014-1, Class A2
4.277%, 09/05/2044 (S)	1,948,000	2,016,172
CKE Restaurant Holdings, Inc.,
Series 2013-1A, Class A2
4.474%, 03/20/2043 (S)	2,783,900	2,874,126
DB Master Finance LLC, Series 2015-1A,
Class A2II 3.980%, 02/20/2045 (S)	3,190,000	3,257,685
Home Equity Asset Trust, Series 2003-1,
Class M1 1.673%, 06/25/2033 (P)	242,558	233,264
New Century Home Equity Loan Trust,
Series 2005-1, Class M1
0.848%, 03/25/2035 (P)	760,000	720,830
RASC Series Trust, Series 2005-KS7,
Class M4 0.753%, 08/25/2035 (P)	340,000	322,033
Specialty Underwriting & Residential
Finance Trust, Series 2006-BC1,
Class A2D 0.473%, 12/25/2036 (P)	535,000	518,159
Structured Asset Investment Loan Trust,
Series 2005-2, Class M2
0.908%, 03/25/2035 (P)	815,000	757,362
TOTAL ASSET BACKED SECURITIES (Cost $10,490,807)		$10,699,631

COMMON STOCKS - 4.0%
Consumer discretionary - 0.9%
Charter Communications, Inc., Class A (I)	26,089	$5,038,047
Vertis Holdings, Inc. (I)	8,371	0
		5,038,047
Financials - 3.1%
American Express Company	6,645	519,107
Ares Capital Corp.	30,530	524,200
Capital One Financial Corp.	21,545	1,698,177
Comerica, Inc.	11,475	517,867
Commerce Bancshares, Inc.	22,457	950,380
Cullen/Frost Bankers, Inc.	7,241	500,208
First Republic Bank	10,630	606,867
Glacier Bancorp, Inc.	21,152	531,973
Investors Bancorp, Inc.	73,647	863,143
MetLife, Inc.	22,931	1,159,162
Park National Corp.	7,109	608,246
Prosperity Bancshares, Inc.	19,793	1,038,737
SunTrust Banks, Inc.	42,025	1,726,807
SVB Financial Group (I)	4,564	579,811
Synovus Financial Corp.	37,548	1,051,719
TCF Financial Corp.	63,800	1,002,936
The PNC Financial Services Group, Inc.	18,510	1,725,872
Union Bankshares Corp.	50,073	1,112,121
		16,717,333
TOTAL COMMON STOCKS (Cost $16,029,856)		$21,755,380

PREFERRED SECURITIES - 8.7%
Consumer staples - 0.5%
Post Holdings, Inc., 5.250%	14,805	1,407,067
Tyson Foods, Inc., 4.750%	31,528	1,528,477
		2,935,544
Financials - 4.7%
American Tower Corp., 5.250%	13,535	1,399,519
Crown Castle International Corp., 4.500%	22,754	2,385,302
First Tennessee Bank NA, 3.750% (S)	2,005	1,435,768
GMAC Capital Trust I (8.125% to
02/15/2016, then
3 month LIBOR + 5.785%)	46,360	1,216,950

The accompanying notes are an integral part of the financial statements.	254

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
PREFERRED SECURITIES (continued)
Financials (continued)
Health Care REIT, Inc., 6.500%	8,000	$537,280
HSBC USA, Inc., 3.500%	45,001	1,039,523
Huntington Bancshares, Inc., 8.500%	1,305	1,739,565
M&T Bank Corp., Series A, 6.375%	1,540	1,539,938
Regions Financial Corp., 6.375%	49,955	1,259,366
SunTrust Banks, Inc., 4.000%	42,525	972,972
The Hartford Financial Services
Group, Inc. (7.875% to 04/15/2022,
then 3 month LIBOR + 5.596%)	50,575	1,553,664
U.S. Bancorp, 3.500%	2,061	1,669,451
U.S. Bancorp (6.500% to 01/15/2022, then
3 month LIBOR + 4.468%)	64,350	1,911,839
Wells Fargo & Company (5.850% to
09/15/2023, then
3 month LIBOR + 3.090%)	27,605	732,085
Wells Fargo & Company (6.625% to
03/15/2024, then
3 month LIBOR + 3.690%)	36,031	1,017,155
Weyerhaeuser Company, 6.375%	63,700	3,485,664
Zions Bancorporation, 7.900%	43,550	1,199,803
Zions Bancorporation (6.950% to
09/15/2023, then
3 month LIBOR + 3.890%)	22,575	622,619
		25,718,463
Health care - 0.3%
Actavis PLC, 5.500% (I)	1,510	1,528,120
Industrials - 0.7%
Stanley Black & Decker, Inc., 6.250%	16,070	1,884,208
United Technologies Corp., 7.500%	26,342	1,621,087
		3,505,295
Materials - 0.3%
Alcoa, Inc., 5.375%	23,240	1,018,842
ArcelorMittal, 6.000%	19,525	293,266
		1,312,108
Utilities - 2.2%
Dominion Resources, Inc., 6.000%	38,600	2,177,040
Dominion Resources, Inc., 6.375%	47,070	2,278,188
Exelon Corp., 6.500%	56,187	2,733,498
Integrys Energy Group, Inc. (6.000% to
08/01/2023, then
3 month LIBOR + 3.220%)	18,656	524,420
NextEra Energy, Inc., 5.799%	7,445	415,059
NextEra Energy, Inc., 5.889%	27,190	1,779,042
SCE Trust I, 5.625%	22,260	565,404
The Laclede Group, Inc., 6.750%	29,900	1,617,590
		12,090,241
TOTAL PREFERRED SECURITIES (Cost $45,659,986)		$47,089,771

ESCROW CERTIFICATES - 0.0%
Consumer discretionary - 0.0%
Lear Corp., Series B
8.750%, 12/01/2016 (I)	1,415,000	12,381
TOTAL ESCROW CERTIFICATES (Cost $76)		$12,381

PURCHASED OPTIONS - 0.2%
Call options - 0.2%
Over the Counter on the USD vs. CAD
(Expiration Date: 01/25/2016; Strike
Price: $1.35; Counterparty: Toronto-
Dominion Bank) (I)	9,180,000	159,906
Over the Counter on the USD vs. CAD
(Expiration Date: 02/24/2016; Strike
Price: $1.35; Counterparty: The
Goldman Sachs & Company) (I)	33,505,000	635,288
Over the Counter on the USD vs. CAD
(Expiration Date: 11/10/2015; Strike
Price: $1.35; Counterparty: Deutsche
Bank Securities) (I)	13,790,000	181,614
		976,808
TOTAL PURCHASED OPTIONS (Cost $961,672)		$976,808

SHORT-TERM INVESTMENTS - 1.2%
Repurchase agreement - 1.2%
Barclays Tri-Party Repurchase Agreement
dated 03/31/2015 at 0.130% to be
repurchased at $3,814,014 on
04/01/2015, collateralized by
$3,931,200 U.S. Treasury Inflation
Indexed Notes, 0.250% due 01/15/2025
(valued at $3,890,331,
including interest)	$3,814,000	$3,814,000
Repurchase Agreement with State
Street Corp. dated 03/31/2015 at
0.000% to be repurchased at $2,866,614
on 04/01/2015, collateralized by
$2,673,500 U.S. Treasury Notes,
1.500% - 3.625% due 08/31/2018 -
08/15/2019 (valued at $2,929,042,
including interest)	2,866,614	2,866,614
		6,680,614
TOTAL SHORT-TERM INVESTMENTS (Cost $6,680,614)		$6,680,614
Total Investments (Strategic Income Opportunities Trust)
(Cost $525,764,217) - 97.7%		$530,094,432
Other assets and liabilities, net - 2.3%		12,605,129
TOTAL NET ASSETS - 100.0%		$542,699,561

Total Bond Market Trust B

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 67.6%
U.S. Government - 36.1%
U.S. Treasury
2.000%, 02/15/2025	$21,150,000	$21,283,837
3.000%, 11/15/2044	13,790,000	15,111,896
U.S. Treasury Bonds
2.500%, 02/15/2045	1,000,000	991,406
4.250%, 05/15/2039 to 11/15/2040	4,060,000	5,372,854
4.375%, 05/15/2041	1,830,000	2,495,663
4.625%, 02/15/2040	1,400,000	1,955,734
4.750%, 02/15/2041	2,000,000	2,869,218
7.500%, 11/15/2016	1,270,000	1,413,966
7.875%, 02/15/2021	3,400,000	4,618,155
8.125%, 08/15/2021	1,400,000	1,954,641
8.750%, 08/15/2020	1,400,000	1,931,234
U.S. Treasury Notes
0.375%, 04/30/2016 to 10/31/2016	7,900,000	7,892,563

The accompanying notes are an integral part of the financial statements.	255

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Notes (continued)
0.500%, 09/30/2016	$5,800,000	$5,805,440
0.625%, 12/31/2016 to 04/30/2018	13,600,000	13,581,658
0.750%, 12/31/2017	3,700,000	3,692,774
0.875%, 04/30/2017	5,000,000	5,027,735
1.000%, 03/31/2017	4,000,000	4,032,812
1.250%, 04/30/2019 to 01/31/2020	2,000,000	1,995,859
1.375%, 09/30/2018	900,000	909,422
1.500%, 06/30/2016 to 03/31/2019	22,200,000	22,484,162
1.625%, 06/30/2019 to 12/31/2019	13,800,000	14,000,452
1.750%, 09/30/2019	7,000,000	7,133,434
1.875%, 08/31/2017	2,000,000	2,055,938
2.000%, 11/15/2021 to 02/15/2022	2,500,000	2,551,680
2.750%, 02/15/2019	7,000,000	7,416,171
3.000%, 09/30/2016 to 02/28/2017	6,720,000	7,005,103
3.125%, 10/31/2016 to 05/15/2021	2,200,000	2,325,524
3.250%, 06/30/2016	3,650,000	3,780,601
4.250%, 11/15/2017	7,300,000	7,958,708
		179,648,640
U.S. Government Agency - 31.5%
Federal Farm Credit Bank 4.875%, 12/16/2015	900,000	929,277
Federal Home Loan Bank
0.875%, 05/24/2017	1,000,000	1,003,778
5.375%, 05/18/2016	2,200,000	2,323,178
5.500%, 07/15/2036	190,000	266,510
Federal Home Loan Mortgage Corp.
2.368%, 08/01/2037 (P)	657,108	702,695
2.500%, 05/27/2016	1,180,000	1,208,027
2.850%, 02/01/2037 (P)	327,238	349,941
3.000%, 10/01/2042	3,309,450	3,386,590
3.500%, 12/01/2025	2,768,441	2,948,503
3.500%, TBA (C)	4,300,000	4,507,632
4.000%, 02/01/2024 to 12/01/2040	2,934,668	3,142,959
4.500%, 05/01/2024 to 11/01/2041	5,627,185	6,159,385
5.000%, TBA (C)	2,300,000	2,550,484
5.000%, 06/01/2023 to 10/01/2040	1,323,154	1,475,580
5.500%, 08/23/2017 to 01/01/2039	3,316,709	3,713,060
6.000%, 06/01/2022 to 10/01/2038	935,275	1,067,069
6.250%, 07/15/2032	450,000	668,617
6.500%, 07/01/2016 to 09/01/2038	291,070	331,966
6.750%, 09/15/2029	1,200,000	1,816,304
7.000%, 02/01/2016 to 10/01/2038	156,839	181,752
7.500%, 02/01/2016 to 03/01/2032	18,106	21,756
8.000%, 02/01/2030	2,449	2,983
Federal National Mortgage Association
1.793%, 07/01/2034 (P)	416,655	434,777
1.882%, 01/01/2035 (P)	788,478	830,300
2.168%, 09/01/2037 (P)	320,591	340,252
2.317%, 05/01/2036 (P)	200,425	214,361
2.360%, 04/01/2037 (P)	984,841	1,053,164
2.391%, 10/01/2037 (P)	103,526	110,708
2.500%, 05/01/2028 to 04/20/2030	6,128,372	6,301,988
2.575%, 04/01/2036 (P)	110,723	118,405
3.000%, 01/01/2027 to 04/14/2045	23,231,900	23,960,648
3.500%, 12/01/2025 to 04/14/2045	16,432,581	17,335,867
4.000%, 08/01/2020 to 05/01/2042	7,238,212	7,761,859
4.500%, 06/01/2018 to 06/01/2041	7,265,899	7,914,891
5.000%, 12/01/2018 to 07/01/2039	3,956,602	4,398,214
5.500%, 08/01/2017 to 11/01/2038	2,750,001	3,085,288
6.000%, 01/01/2021 to 08/01/2038	1,880,877	2,140,384
6.500%, 07/01/2016 to 12/01/2037	503,819	579,539
7.000%, 12/01/2015 to 10/01/2038	190,879	221,517
7.125%, 01/15/2030	209,000	324,587
7.250%, 05/15/2030	1,450,000	2,299,681
7.500%, 09/01/2030 to 08/01/2031	37,558	45,283
8.000%, 08/01/2030 to 09/01/2031	10,670	12,963
8.500%, 09/01/2030	1,343	1,675
Government National Mortgage Association
3.000%, 08/15/2043 to 04/22/2045	8,256,769	8,503,600
3.500%, 01/15/2043 to 04/22/2045	8,975,591	9,489,193
4.000%, 11/15/2026 to 02/15/2041	6,863,733	7,369,297
4.500%, 05/15/2019 to 10/20/2040	4,177,734	4,597,921
5.000%, 05/15/2018 to 07/20/2040	3,471,541	3,880,871
5.500%, 08/15/2023 to 09/20/2039	1,247,751	1,401,040
6.000%, 04/15/2017 to 10/15/2038	726,847	834,242
6.500%, 01/15/2016 to 12/15/2038	417,950	487,157
7.000%, 08/15/2029 to 05/15/2032	69,855	82,780
7.500%, 08/15/2029 to 01/15/2031	22,420	27,159
8.000%, 04/15/2031	8,796	10,814
8.500%, 09/15/2030	5,892	7,404
9.000%, 01/15/2031	1,454	1,827
Tennessee Valley Authority
3.875%, 02/15/2021	700,000	781,640
The Financing Corp. 8.600%, 09/26/2019	675,000	881,168
		156,600,510
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $322,886,655)		$336,249,150

FOREIGN GOVERNMENT
OBLIGATIONS - 3.2%
Brazil - 0.4%
Federative Republic of Brazil
4.250%, 01/07/2025	1,612,000	1,579,760
5.875%, 01/15/2019	105,000	115,500
		1,695,260
Canada - 0.8%
Government of Canada
0.875%, 02/14/2017	250,000	251,229
Province of British Columbia
6.500%, 01/15/2026	490,000	667,061
Province of Manitoba
9.625%, 12/01/2018	300,000	380,796
Province of New Brunswick
5.200%, 02/21/2017	380,000	410,847
Province of Nova Scotia
5.125%, 01/26/2017	455,000	490,634
Province of Ontario
1.100%, 10/25/2017	1,000,000	1,001,943
Province of Quebec
7.125%, 02/09/2024	150,000	201,832
7.500%, 07/15/2023	410,000	562,734
		3,967,076
Chile - 0.1%
Republic of Chile
3.875%, 08/05/2020	510,000	556,665
Colombia - 0.1%
Republic of Colombia
4.375%, 07/12/2021	550,000	583,550

The accompanying notes are an integral part of the financial statements.	256

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)

	Shares or
	Principal
	Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Israel - 0.2%
Government of Israel
5.125%, 03/26/2019	$530,000	$600,225
5.500%, 09/18/2023	455,000	565,866
		1,166,091
Italy - 0.1%
Republic of Italy
6.875%, 09/27/2023	300,000	387,755
Japan - 0.3%
Japan Bank for International Cooperation
2.250%, 07/13/2016	1,250,000	1,275,573
Mexico - 0.3%
Government of Mexico
5.950%, 03/19/2019	415,000	474,138
6.050%, 01/11/2040	930,000	1,148,550
		1,622,688
Panama - 0.1%
Republic of Panama
6.700%, 01/26/2036	370,000	484,700
Peru - 0.1%
Republic of Peru
6.550%, 03/14/2037	250,000	332,813
7.125%, 03/30/2019	120,000	143,400
		476,213
Philippines - 0.2%
Republic of Philippines
4.000%, 01/15/2021	1,000,000	1,094,746
Poland - 0.0%
Republic of Poland
6.375%, 07/15/2019	110,000	129,388
South Africa - 0.2%
Republic of South Africa
5.500%, 03/09/2020	740,000	811,684
Turkey - 0.3%
Republic of Turkey
6.000%, 01/14/2041	400,000	454,580
6.250%, 09/26/2022	400,000	455,000
7.500%, 07/14/2017	400,000	445,040
		1,354,620
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $14,806,111)		$15,606,009

CORPORATE BONDS - 25.1%
Consumer discretionary - 2.0%
21st Century Fox America, Inc.
6.650%, 11/15/2037	440,000	593,395
Brinker International, Inc.
3.875%, 05/15/2023	250,000	250,092
CBS Corp.
4.300%, 02/15/2021	150,000	162,028
Comcast Corp.
5.700%, 07/01/2019	310,000	358,625
6.500%, 11/15/2035	255,000	346,632
Cox Communications, Inc.
9.375%, 01/15/2019 (S)	125,000	157,562
DIRECTV Holdings LLC
5.150%, 03/15/2042	50,000	52,336
6.375%, 03/01/2041	360,000	426,280
Discovery Communications LLC
5.625%, 08/15/2019	250,000	283,564
Ford Motor Credit Company LLC
5.000%, 05/15/2018	1,040,000	1,133,910
Grupo Televisa SAB
6.625%, 01/15/2040	220,000	271,330
Hyatt Hotels Corp.
3.375%, 07/15/2023	250,000	252,652
Johnson Controls, Inc.
5.700%, 03/01/2041	150,000	182,938
Lowe’s Companies, Inc.
5.800%, 10/15/2036	140,000	179,399
6.100%, 09/15/2017	180,000	201,879
McDonald’s Corp.
3.625%, 05/20/2021	250,000	269,993
5.000%, 02/01/2019	228,000	256,402
NBCUniversal Media LLC
5.150%, 04/30/2020	230,000	263,970
O’Reilly Automotive, Inc.
4.875%, 01/14/2021	300,000	334,652
Target Corp.
6.500%, 10/15/2037	288,000	400,764
TCI Communications, Inc.
7.125%, 02/15/2028	110,000	151,285
The Home Depot, Inc.
5.875%, 12/16/2036	280,000	370,645
The Walt Disney Company
5.625%, 09/15/2016	340,000	364,655
Thomson Reuters Corp.
4.500%, 05/23/2043	250,000	255,674
Time Warner Cable, Inc.
4.125%, 02/15/2021	60,000	64,529
Time Warner Companies, Inc.
7.250%, 10/15/2017	100,000	114,488
7.570%, 02/01/2024	240,000	313,998
Time Warner Entertainment Company LP
8.375%, 07/15/2033	525,000	770,002
Time Warner, Inc.
7.625%, 04/15/2031	285,000	398,522
Toyota Motor Credit Corp.
3.400%, 09/15/2021	320,000	340,266
Viacom, Inc.
4.250%, 09/15/2015	150,000	152,404
4.500%, 03/01/2021	120,000	130,038
Volkswagen International Finance NV
2.875%, 04/01/2016 (S)	60,000	61,249
		9,866,158
Consumer staples - 1.8%
Altria Group, Inc.
4.125%, 09/11/2015	150,000	152,259
9.250%, 08/06/2019	105,000	134,724
9.950%, 11/10/2038	17,000	29,506
Anheuser-Busch InBev Worldwide, Inc.
6.875%, 11/15/2019	460,000	557,935
7.750%, 01/15/2019	335,000	405,208
Bottling Group LLC
5.125%, 01/15/2019	105,000	118,201
Brown-Forman Corp.
2.500%, 01/15/2016	300,000	304,242
Bunge, Ltd. Finance Corp.
8.500%, 06/15/2019	160,000	197,141
Campbell Soup Company
4.500%, 02/15/2019	300,000	326,725

The accompanying notes are an integral part of the financial statements.	257

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
ConAgra Foods, Inc.
5.819%, 06/15/2017	$38,000	$41,342
7.000%, 04/15/2019	118,000	137,956
9.750%, 03/01/2021	175,000	229,043
CVS Health Corp.
4.125%, 05/15/2021	60,000	65,935
CVS Pass-Through Trust
8.353%, 07/10/2031 (S)	88,388	121,182
Diageo Capital PLC
4.828%, 07/15/2020	95,000	107,916
Dr. Pepper Snapple Group, Inc.
2.900%, 01/15/2016	500,000	508,015
Energizer Holdings, Inc.
4.700%, 05/19/2021	250,000	264,333
General Mills, Inc.
5.650%, 02/15/2019	315,000	358,188
Kellogg Company
4.150%, 11/15/2019	30,000	32,523
Kimberly-Clark Corp.
7.500%, 11/01/2018	250,000	300,498
Kraft Foods Group, Inc.
6.125%, 08/23/2018	66,000	74,926
6.875%, 01/26/2039	40,000	53,236
PepsiCo, Inc.
4.000%, 03/05/2042	270,000	277,310
5.500%, 01/15/2040	280,000	349,826
Philip Morris International, Inc.
3.600%, 11/15/2023	250,000	264,724
4.125%, 05/17/2021	320,000	351,299
Reynolds American, Inc.
3.250%, 11/01/2022	270,000	268,664
Safeway, Inc.
6.350%, 08/15/2017	27,000	28,823
SC Johnson & Son, Inc.
4.000%, 05/15/2043 (S)	250,000	256,436
The Clorox Company
5.950%, 10/15/2017	295,000	328,210
The Coca-Cola Company
3.150%, 11/15/2020	560,000	595,475
The Kroger Company
3.900%, 10/01/2015	150,000	152,302
6.400%, 08/15/2017	370,000	412,477
The Procter & Gamble Company
5.500%, 02/01/2034	50,000	65,264
Wal-Mart Stores, Inc.
4.125%, 02/01/2019	100,000	109,730
6.200%, 04/15/2038	125,000	170,230
7.550%, 02/15/2030	410,000	618,364
Walgreen Company
5.250%, 01/15/2019	335,000	375,636
		9,145,804
Energy - 3.2%
Anadarko Petroleum Corp.
6.450%, 09/15/2036	280,000	347,372
Apache Corp.
3.625%, 02/01/2021	250,000	262,568
BP Capital Markets PLC
1.375%, 11/06/2017	500,000	499,665
2.750%, 05/10/2023	250,000	243,876
Canadian Natural Resources, Ltd.
6.250%, 03/15/2038	290,000	339,683
Cenovus Energy, Inc.
5.700%, 10/15/2019	40,000	44,588
Chevron Corp.
1.961%, 03/03/2020	850,000	855,443
4.950%, 03/03/2019	90,000	100,971
ConocoPhillips
5.750%, 02/01/2019	100,000	114,846
DCP Midstream LLC
9.750%, 03/15/2019 (S)	95,000	105,711
Devon Financing Corp. ULC
7.875%, 09/30/2031	170,000	231,734
Enbridge Energy Partners LP
9.875%, 03/01/2019	125,000	157,412
Encana Corp.
6.500%, 08/15/2034	270,000	312,576
Energy Transfer Partners LP
6.500%, 02/01/2042	50,000	58,005
6.700%, 07/01/2018	250,000	283,860
Ensco PLC
4.700%, 03/15/2021	360,000	363,862
Enterprise Products Operating LLC
4.850%, 08/15/2042	280,000	299,374
6.875%, 03/01/2033	130,000	170,670
EOG Resources, Inc.
4.100%, 02/01/2021	300,000	323,824
Exxon Mobil Corp.
2.397%, 03/06/2022	750,000	757,250
Halliburton Company
6.150%, 09/15/2019	360,000	422,959
Hess Corp.
8.125%, 02/15/2019	280,000	336,181
Kinder Morgan Energy Partners LP
6.375%, 03/01/2041	60,000	67,043
6.500%, 09/01/2039	180,000	204,862
9.000%, 02/01/2019	60,000	73,086
Magellan Midstream Partners LP
6.550%, 07/15/2019	180,000	210,941
Nabors Industries, Inc.
9.250%, 01/15/2019	105,000	122,015
Nexen Energy ULC
6.200%, 07/30/2019	120,000	137,242
Noble Holding International, Ltd.
6.050%, 03/01/2041	50,000	42,681
Occidental Petroleum Corp.
4.100%, 02/01/2021	300,000	328,987
ONEOK Partners LP
6.650%, 10/01/2036	268,000	284,597
Petro-Canada
5.950%, 05/15/2035	235,000	281,241
6.050%, 05/15/2018	125,000	140,465
Petrobras Global Finance BV
4.375%, 05/20/2023	365,000	312,112
5.375%, 01/27/2021	400,000	362,800
Petrobras International Finance Company SA
6.750%, 01/27/2041	80,000	70,797
8.375%, 12/10/2018	90,000	92,700
Petroleos Mexicanos
4.875%, 01/18/2024	500,000	529,250
5.500%, 01/21/2021	320,000	351,200
6.625%, 06/15/2035	230,000	263,350
Plains All American Pipeline LP
8.750%, 05/01/2019	60,000	74,785
Shell International Finance BV
0.900%, 11/15/2016	500,000	502,414
6.375%, 12/15/2038	90,000	124,623

The accompanying notes are an integral part of the financial statements.	258

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Southern Natural Gas Company LLC
4.400%, 06/15/2021	$250,000	$261,079
Statoil ASA
1.800%, 11/23/2016	580,000	588,951
Sunoco Logistics Partners Operations LP
3.450%, 01/15/2023	170,000	167,266
Talisman Energy, Inc.
3.750%, 02/01/2021	60,000	59,037
6.250%, 02/01/2038	110,000	118,949
7.750%, 06/01/2019	150,000	173,091
The Williams Companies, Inc.
7.875%, 09/01/2021	190,000	220,562
Tosco Corp.
8.125%, 02/15/2030	383,000	564,196
Total Capital SA
3.125%, 10/02/2015	40,000	40,518
4.125%, 01/28/2021	40,000	44,133
4.250%, 12/15/2021	60,000	66,802
TransCanada PipeLines, Ltd.
5.850%, 03/15/2036	405,000	486,201
Valero Energy Corp.
6.125%, 06/15/2017	345,000	379,614
7.500%, 04/15/2032	270,000	350,881
Weatherford International, Ltd.
5.500%, 02/15/2016	340,000	349,840
6.000%, 03/15/2018	185,000	194,433
Williams Partners LP
5.250%, 03/15/2020	400,000	440,369
		15,715,543
Financials - 9.4%
AEGON Funding Company LLC
5.750%, 12/15/2020	165,000	190,837
African Development Bank
6.875%, 10/15/2015	145,000	149,325
Allied World Assurance Company
Holdings, Ltd.
7.500%, 08/01/2016	325,000	350,762
American Express Company
2.650%, 12/02/2022	345,000	343,826
American Express Credit Corp.
2.800%, 09/19/2016	400,000	411,196
American Honda Finance Corp.
2.150%, 03/13/2020	250,000	252,261
American International Group, Inc.
6.250%, 05/01/2036	430,000	560,479
American Tower Corp.
4.500%, 01/15/2018	310,000	332,383
Asian Development Bank
5.593%, 07/16/2018	590,000	667,165
Bank of America Corp.
2.000%, 01/11/2018	500,000	503,702
5.000%, 05/13/2021	820,000	925,600
5.650%, 05/01/2018	500,000	554,550
5.875%, 01/05/2021	350,000	409,085
6.500%, 08/01/2016	80,000	85,371
6.875%, 04/25/2018 to 11/15/2018	397,000	456,023
7.750%, 05/14/2038	480,000	691,296
Barclays Bank PLC
6.750%, 05/22/2019	240,000	284,506
BB&T Corp.
5.200%, 12/23/2015	335,000	345,542
Berkshire Hathaway Finance Corp.
4.250%, 01/15/2021	60,000	67,240
5.400%, 05/15/2018	105,000	118,211
Boston Properties LP
4.125%, 05/15/2021	300,000	325,584
Capital One Bank USA NA
3.375%, 02/15/2023	360,000	364,607
Capital One Financial Corp.
3.200%, 02/05/2025	1,000,000	991,698
Citigroup, Inc.
2.400%, 02/18/2020	1,500,000	1,505,352
5.500%, 09/13/2025	400,000	453,356
8.500%, 05/22/2019	277,000	344,970
CNA Financial Corp.
7.350%, 11/15/2019	280,000	336,811
Credit Suisse/New York
3.000%, 10/29/2021	750,000	763,934
Deutsche Bank AG
3.250%, 01/11/2016	500,000	509,569
Discover Financial Services
5.200%, 04/27/2022	120,000	133,616
Essex Portfolio LP
5.200%, 03/15/2021	60,000	67,647
European Bank for Reconstruction
& Development
1.000%, 09/17/2018	500,000	495,642
1.625%, 09/03/2015	70,000	70,375
European Investment Bank
1.750%, 06/17/2019	1,750,000	1,780,193
2.875%, 09/15/2020	700,000	747,963
4.625%, 10/20/2015	495,000	506,672
4.875%, 01/17/2017	200,000	214,831
Fifth Third Bancorp
5.450%, 01/15/2017	300,000	320,998
General Electric Capital Corp.
6.000%, 08/07/2019	650,000	759,317
6.750%, 03/15/2032	230,000	318,150
6.875%, 01/10/2039	585,000	841,621
Glencore Finance Canada, Ltd.
5.800%, 11/15/2016 (S)	105,000	111,731
HCP, Inc.
3.875%, 08/15/2024	400,000	406,481
Health Care REIT, Inc.
4.950%, 01/15/2021	320,000	355,444
HSBC Holdings PLC
6.500%, 09/15/2037	660,000	842,221
HSBC USA, Inc.
2.350%, 03/05/2020	1,000,000	1,005,930
Inter-American Development Bank
2.250%, 07/15/2015	830,000	834,836
7.000%, 06/15/2025	325,000	457,031
International Bank for Reconstruction
& Development
1.000%, 09/15/2016	500,000	502,924
2.125%, 11/01/2020	500,000	515,217
8.625%, 10/15/2016	100,000	111,700
International Finance Corp.
0.875%, 06/15/2018	600,000	593,621
Jefferies Group LLC
5.125%, 04/13/2018	330,000	346,931
John Deere Capital Corp.
1.700%, 01/15/2020	550,000	545,201
JPMorgan Chase & Co.
1.100%, 10/15/2015	290,000	290,729

The accompanying notes are an integral part of the financial statements.	259

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
JPMorgan Chase & Co. (continued)
3.375%, 05/01/2023	$500,000	$503,363
4.350%, 08/15/2021	710,000	780,977
6.400%, 05/15/2038	125,000	167,719
KeyCorp
5.100%, 03/24/2021	250,000	283,939
KFW
1.000%, 06/11/2018	500,000	498,964
1.875%, 04/01/2019	1,000,000	1,021,678
4.375%, 03/15/2018	360,000	395,230
5.125%, 03/14/2016	780,000	814,967
Kimco Realty Corp.
6.875%, 10/01/2019	60,000	71,405
Landwirtschaftliche Rentenbank
5.125%, 02/01/2017	75,000	81,007
Lincoln National Corp.
7.000%, 06/15/2040	150,000	207,646
MetLife, Inc.
6.750%, 06/01/2016	150,000	160,078
6.817%, 08/15/2018	190,000	221,403
Moody’s Corp.
5.500%, 09/01/2020	60,000	68,515
Morgan Stanley
2.650%, 01/27/2020	300,000	304,724
4.100%, 05/22/2023	750,000	780,533
5.950%, 12/28/2017	435,000	482,184
6.625%, 04/01/2018	503,000	572,004
7.300%, 05/13/2019	110,000	131,595
MUFG Union Bank NA
5.950%, 05/11/2016	250,000	263,370
National Rural Utilities Cooperative
Finance Corp.
10.375%, 11/01/2018	180,000	233,214
Nomura Holdings, Inc.
4.125%, 01/19/2016	110,000	112,552
Northern Trust Corp.
3.450%, 11/04/2020	300,000	323,831
Oesterreichische Kontrollbank AG
4.875%, 02/16/2016	295,000	306,360
PartnerRe Finance A LLC
6.875%, 06/01/2018	250,000	284,576
PartnerRe Finance B LLC
5.500%, 06/01/2020	60,000	68,298
Plum Creek Timberlands LP
4.700%, 03/15/2021	150,000	165,660
PNC Funding Corp.
4.250%, 09/21/2015	40,000	40,664
5.625%, 02/01/2017	310,000	333,206
6.700%, 06/10/2019	310,000	368,747
Prudential Financial, Inc.
4.750%, 09/17/2015	290,000	295,174
5.375%, 06/21/2020	280,000	321,702
Rabobank Nederland NV
4.500%, 01/11/2021	500,000	559,763
Reinsurance Group of America, Inc.
5.000%, 06/01/2021	50,000	55,920
Royal Bank of Canada
2.200%, 07/27/2018	600,000	612,834
Senior Housing Properties Trust
4.300%, 01/15/2016	110,000	111,651
Simon Property Group LP
5.650%, 02/01/2020	330,000	382,009
State Street Corp.
3.100%, 05/15/2023	250,000	252,877
Stifel Financial Corp.
4.250%, 07/18/2024	500,000	510,398
SunTrust Banks, Inc.
6.000%, 09/11/2017	435,000	480,975
The Bank of New York Mellon Corp.
2.500%, 01/15/2016	150,000	152,294
The Bank of Nova Scotia
2.900%, 03/29/2016	580,000	593,887
The Bear Stearns Companies LLC
7.250%, 02/01/2018	710,000	817,282
The Chubb Corp.
5.750%, 05/15/2018	275,000	310,996
The Goldman Sachs Group, Inc.
3.625%, 01/22/2023	500,000	517,187
6.125%, 02/15/2033	375,000	478,348
6.150%, 04/01/2018	735,000	826,194
7.500%, 02/15/2019	240,000	286,435
The Hartford Financial Services Group, Inc.
5.950%, 10/15/2036	170,000	215,603
The Travelers Companies, Inc.
5.900%, 06/02/2019	310,000	360,749
6.250%, 06/20/2016	190,000	202,792
Travelers Property Casualty Corp.
7.750%, 04/15/2026	50,000	68,414
U.S. Bancorp
2.450%, 07/27/2015	280,000	281,806
U.S. Bank NA (3.778% to 04/29/2015 then
3 month LIBOR + 2.003%)
04/29/2020	230,000	230,415
UBS AG
5.750%, 04/25/2018	185,000	206,908
Ventas Realty LP
3.125%, 11/30/2015	150,000	152,128
4.750%, 06/01/2021	60,000	66,239
Wells Fargo & Company
3.450%, 02/13/2023	750,000	767,404
5.625%, 12/11/2017	185,000	205,505
		46,844,561
Health care - 2.2%
Abbott Laboratories
2.950%, 03/15/2025	300,000	303,563
AbbVie, Inc.
2.900%, 11/06/2022	500,000	496,986
Actavis Funding SCS
4.750%, 03/15/2045	700,000	742,881
Aetna, Inc.
3.950%, 09/01/2020	290,000	315,866
Agilent Technologies, Inc.
3.875%, 07/15/2023	250,000	256,345
Amgen, Inc.
5.150%, 11/15/2041	100,000	115,188
5.700%, 02/01/2019	450,000	514,603
5.750%, 03/15/2040	40,000	48,627
Anthem, Inc.
4.650%, 08/15/2044	150,000	165,158
6.375%, 06/15/2037	345,000	448,593
AstraZeneca PLC
5.900%, 09/15/2017	340,000	378,275
Baxter International, Inc.
5.900%, 09/01/2016	315,000	336,274

The accompanying notes are an integral part of the financial statements.	260

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Becton, Dickinson and Company
3.250%, 11/12/2020	$300,000	$311,976
Bristol-Myers Squibb Company
6.800%, 11/15/2026	195,000	262,088
Cigna Corp.
4.000%, 02/15/2022	280,000	305,223
Covidien International Finance SA
6.000%, 10/15/2017	360,000	401,401
Eli Lilly & Company
7.125%, 06/01/2025	250,000	339,167
Gilead Sciences, Inc.
4.500%, 04/01/2021	330,000	370,872
GlaxoSmithKline Capital, Inc.
6.375%, 05/15/2038	210,000	285,229
Johnson & Johnson
2.150%, 05/15/2016	320,000	326,053
5.850%, 07/15/2038	285,000	395,363
Laboratory Corp. of America Holdings
4.625%, 11/15/2020	280,000	307,791
Life Technologies Corp.
5.000%, 01/15/2021	310,000	346,203
McKesson Corp.
4.750%, 03/01/2021	150,000	167,407
Medtronic, Inc.
5.600%, 03/15/2019	165,000	189,135
Merck & Company, Inc.
2.750%, 02/10/2025	850,000	850,040
Mylan, Inc.
2.600%, 06/24/2018	250,000	255,242
Novartis Securities Investment, Ltd.
5.125%, 02/10/2019	80,000	90,285
Pharmacia Corp.
6.500%, 12/01/2018	335,000	391,500
Quest Diagnostics, Inc.
4.700%, 03/30/2045	500,000	510,632
5.450%, 11/01/2015	30,000	30,861
UnitedHealth Group, Inc.
4.375%, 03/15/2042	50,000	55,055
5.800%, 03/15/2036	300,000	386,738
		10,700,620
Industrials - 1.4%
Burlington Northern Santa Fe LLC
4.400%, 03/15/2042	50,000	53,392
4.700%, 10/01/2019	250,000	280,029
Canadian Pacific Railway Company
4.450%, 03/15/2023	300,000	333,912
Caterpillar, Inc.
3.400%, 05/15/2024	500,000	524,226
7.900%, 12/15/2018	95,000	115,792
CSX Corp.
3.700%, 10/30/2020	270,000	290,877
6.250%, 04/01/2015	138,000	138,000
7.375%, 02/01/2019	105,000	126,121
Emerson Electric Company
4.875%, 10/15/2019	250,000	282,515
FedEx Corp.
3.875%, 08/01/2042	420,000	405,367
8.000%, 01/15/2019	50,000	60,626
Fluor Corp.
3.375%, 09/15/2021	320,000	334,122
Ingersoll-Rand Global Holding Company, Ltd.
6.875%, 08/15/2018	340,000	395,021
Koninklijke Philips NV
6.875%, 03/11/2038	250,000	337,112
L-3 Communications Corp.
4.750%, 07/15/2020	150,000	163,514
Norfolk Southern Corp.
4.837%, 10/01/2041	240,000	276,165
Northrop Grumman Corp.
3.500%, 03/15/2021	150,000	158,101
Pitney Bowes, Inc.
6.250%, 03/15/2019	180,000	204,288
Ryder System, Inc.
2.450%, 11/15/2018	250,000	254,267
Snap-on, Inc.
6.125%, 09/01/2021	310,000	373,620
The Boeing Company
8.750%, 09/15/2031	90,000	145,037
Tyco Electronics Group SA
6.550%, 10/01/2017	500,000	560,461
Union Pacific Corp.
4.000%, 02/01/2021	280,000	309,718
4.821%, 02/01/2044	285,000	338,649
United Technologies Corp.
5.375%, 12/15/2017	100,000	111,073
6.125%, 02/01/2019	245,000	285,285
		6,857,290
Information technology - 1.1%
Apple, Inc.
2.400%, 05/03/2023	800,000	789,601
Cisco Systems, Inc.
3.150%, 03/14/2017	360,000	376,435
5.900%, 02/15/2039	80,000	102,823
eBay, Inc.
3.250%, 10/15/2020	250,000	258,569
Google, Inc.
3.625%, 05/19/2021	320,000	348,310
Hewlett-Packard Company
2.125%, 09/13/2015	290,000	291,839
3.750%, 12/01/2020	300,000	314,608
IBM Corp.
2.000%, 01/05/2016	330,000	334,044
4.000%, 06/20/2042	210,000	211,115
5.600%, 11/30/2039	21,000	25,865
Intel Corp.
2.700%, 12/15/2022	690,000	695,767
Leidos Holdings, Inc.
4.450%, 12/01/2020	300,000	298,625
Microsoft Corp.
3.750%, 05/01/2043	500,000	504,493
Oracle Corp.
5.750%, 04/15/2018	435,000	491,417
The Western Union Company
3.650%, 08/22/2018	100,000	104,997
Xerox Corp.
6.750%, 12/15/2039	60,000	74,173
XLIT, Ltd.
5.750%, 10/01/2021	310,000	364,665
		5,587,346
Materials - 1.1%
Agrium, Inc.
6.750%, 01/15/2019	350,000	407,604
Barrick North America Finance LLC
4.400%, 05/30/2021	250,000	256,742

The accompanying notes are an integral part of the financial statements.	261

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
BHP Billiton Finance USA, Ltd.
6.500%, 04/01/2019	$300,000	$353,201
CRH America, Inc.
8.125%, 07/15/2018	220,000	261,966
E.I. du Pont de Nemours & Company
3.625%, 01/15/2021	180,000	192,518
Freeport-McMoRan, Inc.
3.875%, 03/15/2023	500,000	463,203
Newmont Mining Corp.
4.875%, 03/15/2042	270,000	240,268
Potash Corp. of Saskatchewan, Inc.
5.625%, 12/01/2040	150,000	188,093
PPG Industries, Inc.
3.600%, 11/15/2020	300,000	316,592
Praxair, Inc.
2.450%, 02/15/2022	240,000	240,741
Rio Tinto Alcan, Inc.
6.125%, 12/15/2033	100,000	121,420
Rio Tinto Finance USA PLC
4.750%, 03/22/2042	270,000	289,835
Rio Tinto Finance USA, Ltd.
5.200%, 11/02/2040	250,000	281,854
6.500%, 07/15/2018	70,000	80,405
Teck Resources, Ltd.
4.500%, 01/15/2021	70,000	71,344
6.250%, 07/15/2041	270,000	262,256
The Dow Chemical Company
4.375%, 11/15/2042	590,000	595,354
5.700%, 05/15/2018	49,000	55,093
9.400%, 05/15/2039	130,000	215,199
Vale Overseas, Ltd.
6.875%, 11/10/2039	350,000	342,129
		5,235,817
Telecommunication services - 1.2%
America Movil SAB de CV
3.125%, 07/16/2022	500,000	508,550
5.000%, 03/30/2020	61,000	69,126
AT&T, Inc.
3.000%, 02/15/2022	500,000	501,710
4.300%, 12/15/2042	20,000	19,072
5.350%, 09/01/2040	400,000	436,571
British Telecommunications PLC
9.625%, 12/15/2030	190,000	313,054
Deutsche Telekom International Finance BV
8.750%, 06/15/2030	146,000	222,096
Telefonica Emisiones SAU
7.045%, 06/20/2036	230,000	317,732
Telefonica Europe BV
8.250%, 09/15/2030	350,000	509,889
Verizon Communications, Inc.
2.625%, 02/21/2020	880,000	895,889
4.272%, 01/15/2036 (S)	947,000	939,852
4.522%, 09/15/2048 (S)	260,000	257,968
4.600%, 04/01/2021	650,000	721,948
Vodafone Group PLC
4.375%, 03/16/2021	110,000	121,934
5.450%, 06/10/2019	320,000	363,453
		6,198,844
Utilities - 1.7%
CenterPoint Energy Resources Corp.
4.500%, 01/15/2021	246,000	274,608
Consolidated Edison Company of New
York, Inc.
7.125%, 12/01/2018	295,000	351,367
Constellation Energy Group, Inc.
5.150%, 12/01/2020	310,000	350,167
Dominion Resources, Inc.
5.200%, 08/15/2019	110,000	123,814
DTE Energy Company
6.350%, 06/01/2016	230,000	244,473
Duke Energy Carolinas LLC
6.000%, 01/15/2038	200,000	271,966
7.000%, 11/15/2018	290,000	344,809
Entergy Corp.
5.125%, 09/15/2020	310,000	344,733
Entergy Texas, Inc.
7.125%, 02/01/2019	50,000	59,484
Exelon Generation Company LLC
6.250%, 10/01/2039	160,000	194,846
Florida Power & Light Company
5.650%, 02/01/2037	290,000	380,478
Georgia Power Company
5.950%, 02/01/2039	335,000	441,042
Hydro-Quebec
8.400%, 01/15/2022	250,000	339,358
Indiana Michigan Power Company
6.050%, 03/15/2037	187,000	241,425
NextEra Energy Capital Holdings, Inc.
7.875%, 12/15/2015	221,000	231,509
NiSource Finance Corp.
6.800%, 01/15/2019	380,000	447,157
Oncor Electric Delivery Company LLC
7.500%, 09/01/2038	188,000	286,910
Pacific Gas & Electric Company
3.500%, 10/01/2020	60,000	63,252
6.050%, 03/01/2034	260,000	339,712
PacifiCorp
6.000%, 01/15/2039	335,000	451,747
Pennsylvania Electric Company
5.200%, 04/01/2020	300,000	332,113
PPL Capital Funding, Inc.
3.400%, 06/01/2023	250,000	259,210
PPL WEM Holdings, Ltd.
5.375%, 05/01/2021 (S)	60,000	69,056
Progress Energy, Inc.
4.400%, 01/15/2021	305,000	336,228
7.050%, 03/15/2019	50,000	59,665
San Diego Gas & Electric Company
6.125%, 09/15/2037	202,000	283,071
Southern California Edison Company
5.350%, 07/15/2035	130,000	161,837
Southwestern Public Service Company
8.750%, 12/01/2018	255,000	317,656
The Southern Company
2.375%, 09/15/2015	500,000	503,965
Virginia Electric & Power Company
3.450%, 09/01/2022	50,000	53,144
8.875%, 11/15/2038	190,000	317,785
		8,476,587
TOTAL CORPORATE BONDS (Cost $111,285,993)		$124,628,570

MUNICIPAL BONDS - 1.0%
Bay Area Toll Authority (California)
6.907%, 10/01/2050	50,000	74,303

The accompanying notes are an integral part of the financial statements.	262

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)

	Shares or
	Principal
	Amount	Value
MUNICIPAL BONDS (continued)
Illinois State Toll Highway Authority
6.184%, 01/01/2034	$150,000	$198,831
Maryland State Transportation Authority
5.888%, 07/01/2043	60,000	80,296
Metropolitan Washington Airports Authority
Dulles Toll Road (District of Columbia)
7.462%, 10/01/2046	40,000	57,415
New Jersey State Turnpike Authority
7.102%, 01/01/2041	90,000	132,116
New York State Dormitory Authority
5.628%, 03/15/2039	340,000	430,263
New York State Urban Development Corp.
5.770%, 03/15/2039	300,000	372,966
North Carolina Turnpike Authority
6.700%, 01/01/2039	60,000	68,501
State of California
7.300%, 10/01/2039	400,000	596,216
7.500%, 04/01/2034	80,000	119,657
State of Illinois, GO
5.100%, 06/01/2033	115,000	117,004
7.350%, 07/01/2035	280,000	335,605
State of Texas
5.517%, 04/01/2039	260,000	347,636
State of Utah
3.539%, 07/01/2025	390,000	420,163
4.554%, 07/01/2024	260,000	295,942
State of Washington
5.481%, 08/01/2039	260,000	332,636
Texas Transportation Commission State
Highway Fund
5.178%, 04/01/2030	310,000	376,495
University of California
5.770%, 05/15/2043	320,000	411,427
TOTAL MUNICIPAL BONDS (Cost $3,854,134)		$4,767,472

COLLATERALIZED MORTGAGE
OBLIGATIONS - 2.0%
Commercial and residential - 1.6%
Banc of America Commercial Mortgage Trust
Series 2006-4, Class A4,
5.634%, 07/10/2046	726,670	753,506
Series 2006-5, Class A3,
5.390%, 09/10/2047	880,000	888,142
Series 2006-1, Class AM,
5.420%, 09/10/2045 (P)	200,000	205,480
Bear Stearns Commercial
Mortgage Securities Trust
Series 2006-PW11, Class AM,
5.440%, 03/11/2039 (P)	200,000	206,555
Series 2006-PW12, Class A4,
5.703%, 09/11/2038 (P)	894,062	930,003
Citigroup/Deutsche Bank
Commercial Mortgage Trust
Series 2006-CD2, Class A4,
5.298%, 01/15/2046 (P)	163,859	167,005
Series 2006-CD2, Class AM,
5.345%, 01/15/2046 (P)	200,000	206,543
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2005-CB13, Class A3A1,
5.260%, 01/12/2043 (P)	19,306	19,300
Series 2005-LDP5, Class A4,
5.230%, 12/15/2044 (P)	1,141,263	1,153,734
Series 2006-LDP8, Class AM,
5.440%, 05/15/2045	485,000	509,381
Series 2005-LDP4, Class A4,
4.918%, 10/15/2042 (P)	120,627	121,349
LB Commercial Conduit Mortgage Trust,
Series 2007-C3, Class A4
5.899%, 07/15/2044 (P)	180,000	194,304
Merrill Lynch Mortgage Trust
Series 2008-C1, Class A4,
5.690%, 02/12/2051	658,804	715,171
Series 2006-C1, Class AM,
5.659%, 05/12/2039 (P)	800,000	833,499
Morgan Stanley Capital I Trust
Series 2007-T27, Class A4,
5.650%, 06/11/2042 (P)	630,000	682,926
Series 2011, Class C10,
5.033%, 09/15/2047 (P)(S)	190,000	215,973
Wachovia Bank Commercial Mortgage Trust,
Series 2004-C11, Class A5
5.190%, 01/15/2041 (P)	71,325	71,504
U.S. Government Agency - 0.4%
Federal Home Loan Mortgage Corp.
Series K005, Class A2, 4.317%, 11/25/2019	700,000	775,634
Series K013, Class A2,
3.974%, 01/25/2021 (P)	700,000	774,218
Series K712, Class A2, 1.869%, 11/25/2019	700,000	707,516
		2,257,368
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $9,511,470)		$10,131,743

ASSET BACKED SECURITIES - 0.4%
BA Credit Card Trust, Series 2007-A1,
Class A1 5.170%, 06/15/2019	500,000	536,961
BMW Vehicle Lease Trust, Series 2014-1,
Class A3 0.730%, 02/21/2017	500,000	499,815
Citibank Credit Card Issuance Trust,
Series 2008-A1, Class A1
5.350%, 02/07/2020	500,000	555,655
Honda Auto Receivables Owner Trust,
Series 2014-3, Class A3
0.880%, 06/15/2018	500,000	499,873
Volkswagen Auto Loan Enhanced Trust,
Series 2012-1, Class A3
0.850%, 08/22/2016	49,149	49,185
TOTAL ASSET BACKED SECURITIES (Cost $2,160,264)		$2,141,489

SHORT-TERM INVESTMENTS - 6.6%
Money market funds - 6.6%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	32,834,386	32,834,386
TOTAL SHORT-TERM INVESTMENTS (Cost $32,834,386)		$32,834,386
Total Investments (Total Bond Market Trust B)
(Cost $497,339,013) - 105.9%		$526,358,819
Other assets and liabilities, net - (5.9%)		(29,164,050)
TOTAL NET ASSETS - 100.0%		$497,194,769

The accompanying notes are an integral part of the financial statements.	263

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Total Return Trust

		Shares or
		Principal
		Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 60.1%
U.S. Government - 32.1%
Treasury Inflation Protected Securities
0.375%, 07/15/2023		$12,253,680	$12,568,621
0.625%, 07/15/2021		5,600,286	5,870,673
1.375%, 02/15/2044		802,344	944,510
1.750%, 01/15/2028		24,323,132	28,488,468
2.000%, 01/15/2026		11,894,568	14,100,642
2.375%, 01/15/2025 to 01/15/2027		55,007,394	67,183,350
2.500%, 01/15/2029		20,903,040	26,718,328
3.625%, 04/15/2028		867,108	1,223,909
3.875%, 04/15/2029		10,948,245	16,087,931
U.S. Treasury Bonds
2.500%, 02/15/2045		10,300,000	10,211,482
2.750%, 08/15/2042 to 11/15/2042		18,800,000	19,555,511
2.875%, 05/15/2043		700,000	746,320
3.000%, 05/15/2042 to 11/15/2044		13,300,000	14,526,443
3.125%, 02/15/2042 to 08/15/2044		64,300,000	72,067,555
3.375%, 05/15/2044		35,700,000	41,849,896
3.750%, 11/15/2043		1,000,000	1,249,453
4.250%, 05/15/2039		5,300,000	7,003,038
4.375%, 11/15/2039 to 05/15/2040		9,600,000	12,948,874
4.500%, 08/15/2039		5,000,000	6,847,265
4.625%, 02/15/2040		3,600,000	5,029,031
6.125%, 11/15/2027 to 08/15/2029		5,500,000	8,011,970
6.250%, 05/15/2030		16,200,000	24,620,209
U.S. Treasury Notes
0.750%, 12/31/2017		2,600,000	2,594,922
2.000%, 02/15/2025		2,200,000	2,213,922
2.250%, 11/15/2024		10,400,000	10,690,878
2.375%, 08/15/2024		10,800,000	11,226,092
2.500%, 05/15/2024		1,700,000	1,785,665
2.750%, 02/15/2024		1,400,000	1,500,297
			427,865,255
U.S. Government Agency - 28.0%
Federal Home Loan Mortgage Corp.
1.250%, 10/02/2019		14,100,000	13,982,533
2.292%, 06/01/2034 (P)		123,145	131,161
2.375%, 01/13/2022		2,300,000	2,378,283
2.690%, 01/01/2029 (P)		81,907	86,590
3.750%, 03/27/2019		1,700,000	1,865,413
4.000%, TBA (C)		17,000,000	18,159,742
4.000%, 09/01/2035		349,342	375,594
4.500%, TBA (C)		9,000,000	9,789,903
4.500%, 10/01/2025 to 10/01/2041		801,176	876,487
5.500%, 04/01/2035 to 07/01/2038		667,804	751,060
6.000%, 03/01/2016 to 08/01/2038		430,374	491,313
Federal National Mortgage Association
0.875%, 12/20/2017 to 05/21/2018		1,100,000	1,097,541
1.125%, 04/27/2017		5,600,000	5,649,790
1.321%, 06/01/2043 (P)		716,609	729,127
1.521%, 10/01/2040 (P)		101,886	104,542
1.875%, 09/18/2018		800,000	819,966
2.233%, 09/01/2035 (P)		2,477,733	2,650,013
2.310%, 08/01/2022		700,000	704,233
2.590%, 07/01/2022		11,429,136	11,738,782
2.640%, 06/01/2022		6,300,000	6,491,383
2.870%, 09/01/2027		1,600,000	1,636,838
2.940%, 07/01/2022		2,545,266	2,660,277
3.000%, TBA (C)		48,000,000	49,298,864
3.000%, 04/01/2022 to 05/01/2022		563,267	590,704
3.155%, 05/01/2022		9,430,548	9,969,029
3.330%, 11/01/2021		376,832	402,421
3.500%, TBA (C)		18,000,000	18,991,502
3.813%, 05/01/2036 (P)		978,555	1,040,856
4.000%, TBA (C)		10,000,000	10,675,170
4.000%, 08/01/2018 to 08/01/2041		16,181,221	17,321,074
4.500%, TBA (C)		2,000,000	2,176,159
4.500%, 04/01/2018 to 07/01/2042		12,865,270	13,961,162
4.521%, 09/01/2035 (P)		55,364	59,085
5.000%, TBA (C)		11,500,000	12,772,773
5.000%, 02/01/2027 to 03/01/2044		3,771,364	4,200,661
5.136%, 05/01/2035 (P)		128,581	134,986
5.375%, 06/12/2017		1,600,000	1,760,637
5.500%, 03/01/2021 to 07/01/2041		57,328,135	64,676,950
6.000%, TBA (C)		8,000,000	9,122,498
6.000%, 12/01/2016 to 05/01/2041		33,890,457	38,824,060
6.500%, 03/01/2036 to 11/01/2037		19,886	22,836
Government National
Mortgage Association
1.625%, 09/20/2021 to 02/20/2032 (P)		940,213	967,989
3.000%, TBA (C)		4,000,000	4,117,606
3.500%, TBA (C)		1,000,000	1,053,594
5.000%, 01/15/2035 to 11/15/2039		23,472,854	26,342,262
Small Business Administration
4.880%, 11/01/2024		46,104	49,855
5.130%, 09/01/2023		52,640	57,762
5.520%, 06/01/2024		1,089,434	1,199,091
			372,960,157
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $787,235,643)			$800,825,412

FOREIGN GOVERNMENT
OBLIGATIONS - 3.8%
Brazil - 0.1%
Banco Nacional de Desenvolvimento
Economico e Social
3.375%, 09/26/2016 (S)		1,000,000	1,003,750
Canada - 0.7%
Province of Ontario
1.600%, 09/21/2016		100,000	101,351
1.650%, 09/27/2019		6,100,000	6,124,217
3.000%, 07/16/2018		1,800,000	1,899,349
4.400%, 04/14/2020		1,100,000	1,243,845
Province of Quebec
3.500%, 07/29/2020		600,000	651,842
			10,020,604
Mexico - 1.5%
Government of Mexico
4.000%, 11/15/2040 to 11/08/2046	MXN	155,966,849	11,303,050
7.750%, 05/29/2031		2,700,000	201,213
8.000%, 06/11/2020		113,600,000	8,330,138
			19,834,401
Slovenia - 0.1%
Republic of Slovenia
5.500%, 10/26/2022		$1,000,000	1,152,540
South Korea - 1.4%
Export-Import Bank of Korea
4.125%, 09/09/2015		6,400,000	6,492,691

The accompanying notes are an integral part of the financial statements.	264

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Total Return Trust (continued)

	Shares or
	Principal
	Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS (continued)
South Korea (continued)
Korea Development Bank
3.500%, 08/22/2017	$1,100,000	$1,147,120
4.375%, 08/10/2015	9,900,000	10,024,532
Korea Housing Finance Corp.
4.125%, 12/15/2015 (S)	1,100,000	1,124,387
		18,788,730
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $53,283,182)		$50,800,025

CORPORATE BONDS - 19.5%
Consumer discretionary - 3.2%
DISH DBS Corp.
4.250%, 04/01/2018	500,000	502,500
7.750%, 05/31/2015	15,600,000	15,717,000
Ford Motor Credit Company LLC
0.706%, 11/08/2016 (P)	10,300,000	10,257,358
0.783%, 09/08/2017 (P)	2,100,000	2,087,921
3.984%, 06/15/2016	2,900,000	2,989,709
7.000%, 04/15/2015	800,000	801,264
8.000%, 12/15/2016	1,100,000	1,218,430
General Motors Financial Company, Inc.
3.150%, 01/15/2020	2,100,000	2,124,982
President and Fellows of Harvard College
6.500%, 01/15/2039 (S)	4,600,000	6,826,501
		42,525,665
Energy - 1.1%
Petrobras Global Finance BV
1.880%, 05/20/2016 (P)	300,000	283,530
2.000%, 05/20/2016	400,000	382,600
2.393%, 01/15/2019 (P)	100,000	86,625
2.630%, 03/17/2017 (P)	400,000	367,960
3.250%, 03/17/2017	700,000	645,750
3.500%, 02/06/2017	300,000	280,755
3.875%, 01/27/2016	9,600,000	9,416,448
4.375%, 05/20/2023	100,000	85,510
5.750%, 01/20/2020	300,000	278,898
5.875%, 03/01/2018	900,000	861,750
Ras Laffan Liquefied Natural Gas
Company, Ltd. II
5.298%, 09/30/2020 (S)	2,167,900	2,329,951
		15,019,777
Financials - 13.0%
Ally Financial, Inc.
2.750%, 01/30/2017	13,200,000	13,151,292
4.625%, 06/26/2015	4,100,000	4,120,500
American International Group, Inc.
5.050%, 10/01/2015	500,000	510,626
Banco Bilbao Vizcaya Argentaria SA
1.075%, 05/16/2016	7,000,000	6,968,780
Banco de Credito e Inversiones
3.000%, 09/13/2017 (S)	1,800,000	1,836,670
Banco Santander Brasil SA
4.500%, 04/06/2015 (S)	600,000	600,000
Bank of America Corp.
2.600%, 01/15/2019	200,000	203,558
2.650%, 04/01/2019	2,000,000	2,037,868
5.750%, 12/01/2017	100,000	110,014
6.400%, 08/28/2017	4,300,000	4,764,963
6.875%, 04/25/2018	9,300,000	10,636,289
Bank of America NA
0.570%, 06/15/2017 (P)	9,200,000	9,122,260
0.676%, 05/08/2017 (P)	3,200,000	3,194,547
Bank of China Hong Kong, Ltd.
5.550%, 02/11/2020 (S)	1,200,000	1,334,650
BBVA Bancomer SA
4.500%, 03/10/2016 (S)	1,400,000	1,438,500
6.500%, 03/10/2021 (S)	2,900,000	3,209,952
Caixa Economica Federal
2.375%, 11/06/2017 (S)	1,800,000	1,699,560
Citigroup, Inc.
4.450%, 01/10/2017	500,000	526,904
4.875%, 05/07/2015	2,500,000	2,508,778
Credit Agricole SA (7.875% to
01/23/2024, then 5 Year U.S. Swap
Rate + 4.898%)
01/23/2024 (Q)(S)	3,600,000	3,812,562
Credit Agricole SA (7.875% to
01/23/2024, then 5 Year Euro Swap
Rate + 4.898%)
01/23/2024 (Q)	300,000	317,417
Credit Suisse/New York
0.566%, 03/11/2016 (P)	9,800,000	9,792,866
Fifth Third Bancorp
0.690%, 12/20/2016 (P)	1,200,000	1,192,798
JPMorgan Chase & Co.
0.806%, 04/25/2018 (P)	5,300,000	5,295,087
LBG Capital No.1 PLC (8.500% to
12/17/2021, then 3 month
LIBOR + 6.921%)
12/17/2021 (Q)(S)	700,000	763,067
Lloyds TSB Bank PLC (12.000% to
12/16/2024, then 3 month
LIBOR + 11.750%)
12/16/2024 (Q)(S)	11,300,000	16,187,250
Morgan Stanley
6.000%, 04/28/2015	800,000	802,637
Murray Street Investment Trust I
4.647%, 03/09/2017 (P)	6,800,000	7,204,967
Navient Corp.
6.250%, 01/25/2016	9,797,000	10,090,910
Principal Life Income Funding Trusts
5.550%, 04/27/2015	4,300,000	4,314,728
Springleaf Finance Corp.
6.500%, 09/15/2017	11,500,000	12,132,500
6.900%, 12/15/2017	9,100,000	9,691,500
State Bank of India
4.500%, 07/27/2015 (S)	2,900,000	2,929,423
Stone Street Trust
5.902%, 12/15/2015 (S)	7,500,000	7,730,468
The Bear Stearns Companies LLC
7.250%, 02/01/2018	9,600,000	11,050,579
The Blackstone Group LP
9.296%, 03/18/2019	1,071,352	1,024,253
Vesey Street Investment Trust I
4.404%, 09/01/2016 (P)	600,000	625,537
		172,934,260
Health care - 0.1%
Amgen, Inc.
2.300%, 06/15/2016	1,900,000	1,929,697

The accompanying notes are an integral part of the financial statements.	265

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Total Return Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrials - 0.4%
Con-way, Inc.
7.250%, 01/15/2018	$800,000	$904,017
International Lease Finance Corp.
5.750%, 05/15/2016	800,000	831,600
6.750%, 09/01/2016 (S)	2,100,000	2,231,250
Odebrecht Drilling Norbe VIII/IX, Ltd.
6.350%, 06/30/2021 (S)	1,190,000	1,026,375
Odebrecht Offshore Drilling Finance, Ltd.
6.625%, 10/01/2022 (S)	1,043,900	798,584
6.750%, 10/01/2022 (S)	279,030	216,862
		6,008,688
Information technology - 0.1%
Apple, Inc.
2.850%, 05/06/2021	1,300,000	1,354,506
Materials - 0.7%
Braskem Finance, Ltd.
5.750%, 04/15/2021 (S)	1,200,000	1,128,000
CSN Islands XI Corp.
6.875%, 09/21/2019 (S)	1,900,000	1,700,500
Gerdau Holdings, Inc.
7.000%, 01/20/2020 (S)	2,300,000	2,455,250
Rio Oil Finance Trust Series 2014-1
6.250%, 07/06/2024 (S)	500,000	456,436
Rio Oil Finance Trust Series 2014-3
6.750%, 01/06/2027 (S)	3,300,000	2,974,313
		8,714,499
Telecommunication services - 0.8%
Ooredoo International Finance, Ltd.
3.375%, 10/14/2016 (S)	200,000	205,502
Verizon Communications, Inc.
2.020%, 09/14/2018 (P)	1,400,000	1,460,239
2.500%, 09/15/2016	4,183,000	4,271,546
3.650%, 09/14/2018	4,500,000	4,784,243
		10,721,530
Utilities - 0.1%
Red Oak Power LLC
8.540%, 11/30/2019	966,606	1,027,019
TOTAL CORPORATE BONDS (Cost $244,391,078)		$260,235,641

CAPITAL PREFERRED SECURITIES - 0.4%
Financials - 0.4%
UBS Preferred Funding Trust V (6.243%
to 05/15/2016, then 3 month
LIBOR + 1.615%)
05/15/2016 (Q)	4,700,000	4,893,875
TOTAL CAPITAL PREFERRED
SECURITIES (Cost $4,819,286)		$4,893,875

MUNICIPAL BONDS - 4.7%
American Municipal Power, Inc. (Ohio)
8.084%, 02/15/2050	2,700,000	4,369,086
California Infrastructure & Economic
Development Bank
6.486%, 05/15/2049	1,100,000	1,407,252
California State University
6.484%, 11/01/2041	2,000,000	2,723,040
California Statewide Communities
Development Authority
7.550%, 05/15/2040	2,700,000	3,717,144
Chicago Transit Authority (Illinois)
6.200%, 12/01/2040	1,300,000	1,561,014
Chicago Transit Authority,
Series A (Illinois)
6.300%, 12/01/2021	180,000	199,759
6.899%, 12/01/2040	3,400,000	4,380,322
City of Los Angeles (California)
5.713%, 06/01/2039	1,000,000	1,267,760
City of North Las Vegas (Nevada)
6.572%, 06/01/2040	11,600,000	10,281,196
Illinois Municipal Electric Agency
6.832%, 02/01/2035	2,700,000	3,303,612
Iowa Tobacco Settlement Authority,
Series A
6.500%, 06/01/2023	275,000	275,278
Los Angeles County Public Works
Financing Authority (California)
7.488%, 08/01/2033	500,000	681,325
7.618%, 08/01/2040	5,300,000	7,720,033
Mississippi Development Bank
6.313%, 01/01/2033	700,000	867,139
New York City Municipal Water Finance
Authority (New York)
5.882%, 06/15/2044	3,500,000	4,747,015
North Carolina Turnpike Authority
6.700%, 01/01/2039	3,000,000	3,425,070
Port Authority of New York & New Jersey
5.647%, 11/01/2040	1,800,000	2,303,496
Public Power Generation Agency
(Nebraska)
7.242%, 01/01/2041	500,000	598,050
State of California
7.550%, 04/01/2039	1,300,000	2,029,664
State of Iowa
6.750%, 06/01/2034	6,400,000	7,464,128
TOTAL MUNICIPAL BONDS (Cost $53,859,710)		$63,321,383

COLLATERALIZED MORTGAGE
OBLIGATIONS - 7.6%
Commercial and residential - 6.8%
Banc of America Funding, Ltd.,
Series 2012-R5, Class A
0.430%, 10/03/2039 (P)(S)	6,829,672	6,739,410
Bank of America Funding Corp.,
Series 2004-A, Class 1A3
2.621%, 09/20/2034 (P)	75,605	74,941
Bank of America Mortgage Trust,
Series 2004-2, Class 5A1
6.500%, 10/25/2031	5,534	5,803
BCAP LLC Trust
Series 2011-RR4, Class 8A1,
5.250%, 02/26/2036 (S)	2,146,746	1,949,658
Series 2011-RR5, Class 12A1,
4.932%, 03/26/2037 (P)(S)	475,014	466,560
Series 2011-RR5, Class 5A1,
5.250%, 08/26/2037 (S)	4,329,645	4,495,765
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2002-11, Class 1A2,
2.594%, 02/25/2033 (P)	95,097	88,590
Series 2003-8, Class 2A1,
2.722%, 01/25/2034 (P)	441,929	453,173
Series 2004-6, Class 1A1,
2.335%, 09/25/2034 (P)	67,261	62,499

The accompanying notes are an integral part of the financial statements.	266

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Total Return Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Bear Stearns Alt-A Trust, Series 2004-9,
Class 2A1
2.490%, 09/25/2034 (P)	$79,555	$70,157
Bear Stearns Commercial Mortgage
Securities Trust, Series 2007-PW18,
Class A4
5.700%, 06/11/2050	4,200,000	4,545,311
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-6, Class A1
2.230%, 09/25/2035 (P)	5,566,516	5,600,945
Countrywide Alternative Loan Trust
Series 2004-27CB, Class A1,
6.000%, 12/25/2034	5,081,451	5,104,460
Series 2007-OA6, Class A1B,
0.373%, 06/25/2037 (P)	8,628,209	7,097,729
Series 2003-J3, Class 2A1,
6.250%, 12/25/2033	14,976	15,924
Countrywide Home Loan Mortgage
Pass Through Trust
Series 2005-3, Class 1A2,
0.463%, 04/25/2035 (P)	269,225	238,082
Series 2003-R4, Class 2A,
5.718%, 01/25/2034 (P)(S)	108,279	111,211
Series 2004-12, Class 11A2,
2.589%, 08/25/2034 (P)	39,140	35,722
Credit Suisse Commercial Mortgage Trust,
Series 2006-C5, Class A1A
5.297%, 12/15/2039	2,392,064	2,522,510
Credit Suisse First Boston Mortgage
Securities Corp., Series 2004-AR8,
Class 2A1
2.473%, 09/25/2034 (P)	96,885	96,252
Credit Suisse Mortgage Capital
Certificates, Series 2007-C5, Class A4
5.700%, 09/15/2040 (P)	11,200,000	12,026,616
CSMC, Series 2010-18, Class R
2.420%, 04/26/2038 (P)(S)	2,100,000	2,047,147
First Nationwide Trust, Series 2001-3,
Class 1A1
6.750%, 08/21/2031	1,692	1,743
GMAC Mortgage Corp Loan Trust,
Series 2005-AR6, Class 3A1
2.803%, 11/19/2035 (P)	359,666	342,712
Greenwich Capital Commercial
Funding Corp., Series 2007-GG9,
Class A4
5.444%, 03/10/2039	1,600,000	1,688,222
GSR Mortgage Loan Trust,
Series 2005-AR7, Class 6A1
4.968%, 11/25/2035 (P)	857,746	822,674
HarborView Mortgage Loan Trust,
Series 2005-2, Class 2A1A
0.397%, 05/19/2035 (P)	397,488	330,027
HomeBanc Mortgage Trust, Series 2005-4,
Class A1
0.443%, 10/25/2035 (P)	5,808,748	5,148,061
IndyMac ARM Trust, Series 2001-H2,
Class A2
1.707%, 01/25/2032 (P)	6,105	5,869
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2007-LD12, Class A4,
5.882%, 02/15/2051 (P)	1,200,000	1,286,425
Series 2007-LDPX, Class A3,
5.420%, 01/15/2049	468,517	496,700
Merrill Lynch Mortgage Investors Trust,
Series 2005-A6, Class 2A3
0.553%, 08/25/2035 (P)	3,200,000	2,955,328
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2007-6,
Class A4
5.485%, 03/12/2051 (P)	1,300,000	1,390,908
Morgan Stanley Capital I Trust,
Series 2007-IQ14, Class A2FX
5.610%, 04/15/2049	942,590	946,250
Morgan Stanley Re-REMIC Trust,
Series 2009-GG10, Class A4A
5.795%, 08/12/2045 (P)(S)	1,115,778	1,194,435
Nomura Asset Acceptance Corp.,
Series 2004-R1, Class A2
7.500%, 03/25/2034 (S)	155,721	165,064
RBSSP Resecuritization Trust
Series 2011-3, Class 2A1,
0.418%, 02/26/2037 (P)(S)	3,136,099	2,928,141
Series 2011-4, Class 6A1,
0.413%, 06/27/2036 (P)(S)	3,200,000	2,715,354
Residential Asset Securitization Trust,
Series 2005-A1, Class A1
5.500%, 04/25/2035	7,864,513	8,010,298
Residential Funding Mortgage
Securities I Trust, Series 2004-S9,
Class 1A23
5.500%, 12/25/2034	286,157	286,136
Structured Adjustable Rate Mortgage
Loan Trust, Series 2004-8, Class 3A
2.467%, 07/25/2034 (P)	120,200	120,011
Structured Asset Mortgage
Investments, Inc., Series 2005-AR2,
Class 2A1
0.403%, 05/25/2045 (P)	31,987	28,082
Structured Asset Securities Corp.,
Series 2006-11, Class A1
2.610%, 10/28/2035 (P)(S)	345,359	332,036
WaMu Mortgage Pass Through
Certificates, Series 2005-AR6,
Class 2A1A
0.403%, 04/25/2045 (P)	35,108	33,085
WaMu Mortgage Pass-
Through Certificates
Series 2002-AR17, Class 1A,
1.327%, 11/25/2042 (P)	146,428	136,651
Series 2002-AR6, Class A,
1.527%, 06/25/2042 (P)	6,168	5,945
Series 2002-AR9, Class 1A,
1.527%, 08/25/2042 (P)	468,936	429,052
Series 2005-AR13, Class A1A1,
0.463%, 10/25/2045 (P)	342,010	313,568
Wells Fargo Mortgage
Backed Securities Trust
Series 2006-AR10, Class 1A1,
2.624%, 07/25/2036 (P)	3,359,730	3,269,102

The accompanying notes are an integral part of the financial statements.	267

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Total Return Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Wells Fargo Mortgage Backed
Securities Trust (continued)
Series 2006-AR2, Class 2A1,
2.614%, 03/25/2036 (P)	$1,417,739	$1,412,268
		90,642,612
U.S. Government Agency - 0.8%
Federal Home Loan Mortgage Corp.
Series 2204, Class Z,
7.500%, 12/20/2029	360,841	414,049
Series 2247, Class Z,
7.500%, 08/15/2030	166,894	194,428
Series 2362, Class ZA,
6.500%, 09/15/2031	216,427	250,759
Series 2503, Class PZ,
6.000%, 09/15/2032	767,620	880,893
Series 2906, Class GZ,
5.000%, 09/15/2034	500,305	550,687
Series 2935, Class HJ,
5.000%, 02/15/2035	400,000	432,327
Series 2941, Class WE,
5.000%, 03/15/2035	243,630	267,198
Series T-63, Class 1A1,
1.314%, 02/25/2045 (P)	152,103	156,023
Series 2489, Class PE,
6.000%, 08/15/2032	205,347	235,314
Federal National Mortgage Association
Series 2002-56, Class ZQ,
6.000%, 09/25/2032	2,859,867	3,280,851
Series 2003-116, Class FA,
0.573%, 11/25/2033 (P)	87,741	88,323
Series 2003-W1, Class 1A1,
5.823%, 12/25/2042 (P)	256,147	288,369
Series 2004-11, Class A,
0.293%, 03/25/2034 (P)	19,214	19,141
Series 2004-T1, Class 1A1,
6.000%, 01/25/2044	88,717	101,887
Series 2005-9, Class ZA,
5.000%, 02/25/2035	710,221	792,655
Series 2006-5, Class 3A2,
2.193%, 05/25/2035 (P)	151,894	158,398
Series 2007-73, Class A1,
0.233%, 07/25/2037 (P)	90,859	88,145
Government National
Mortgage Association
Series 2004-105, Class JZ,
5.000%, 12/20/2034	166,765	194,441
Series 2005-21, Class Z,
5.000%, 03/20/2035	1,277,520	1,426,849
Series 2005-3, Class JZ,
5.000%, 01/16/2035	166,076	182,676
Series 2005-3, Class KZ,
5.000%, 01/16/2035	166,076	182,373
		10,185,786
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $95,930,016)		$100,828,398

ASSET BACKED SECURITIES - 4.3%
Countrywide Asset-Backed Certificates,
Series 2004-10, Class MV2
1.176%, 01/25/2035 (P)	2,849,603	2,847,770
Credit-Based Asset Servicing and
Securitization LLC, Series 2007-CB6,
Class A3
0.393%, 07/25/2037 (P)(S)	7,213,678	4,841,597
EMC Mortgage Loan Trust,
Series 2001-A Class A
0.913%, 05/25/2040 (P)(S)	582,084	525,051
GSAA Trust, Series 2005-7, Class AF4
5.058%, 05/25/2035 (P)	5,158,000	4,583,115
Hillmark Funding, Ltd., Series 2006-1A,
Class A1
0.511%, 05/21/2021 (P)(S)	7,298,198	7,219,261
Mastr Asset Backed Securities Trust
Series 2005-WF1, Class M2,
0.603%, 06/25/2035 (P)	2,700,000	2,526,026
Series 2006-NC2, Class A3,
0.283%, 08/25/2036 (P)	5,130,167	2,678,291
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2006-WMC1, Class A2C
0.483%, 12/25/2035 (P)	4,895,392	4,394,686
Morgan Stanley Home Equity Loan Trust,
Series 2007-2, Class A2
0.343%, 04/25/2037 (P)	2,332,439	1,495,229
New Century Home Equity Loan Trust
Series 2005-4, Class M2,
0.683%, 09/25/2035 (P)	1,100,000	959,684
Series 2005-C, Class A2C,
0.423%, 12/25/2035 (P)	3,105,491	3,035,276
Park Place Securities, Inc.
Series 2005-WCW3, Class M1,
0.653%, 08/25/2035 (P)	1,000,000	924,069
Series 2005-WCW3, Class M2,
0.663%, 08/25/2035 (P)	3,400,000	2,645,962
RASC Trust, Series 2005-KS4, Class M2
1.043%, 05/25/2035 (P)	3,404,000	3,227,809
Securitized Asset Backed
Receivables LLC Trust,
Series 2006-FR3, Class A3
0.423%, 05/25/2036 (P)	4,151,054	2,392,771
SLM Student Loan Trust
Series 2008-9, Class A,
1.756%, 04/25/2023 (P)	8,040,933	8,245,028
Series 2010-C, Class A2,
2.824%, 12/16/2019 (P)(S)	469,404	474,520
Specialty Underwriting & Residential
Finance Trust, Series 2005-BC2,
Class M3
1.148%, 12/25/2035 (P)	5,200,000	4,599,608
TOTAL ASSET BACKED SECURITIES (Cost $56,125,464)		$57,615,753

COMMON STOCKS - 0.0%
Financials - 0.0%
Rescap Liquidating Trust (I)	11	116
TOTAL COMMON STOCKS (Cost $35)		$116

PREFERRED SECURITIES - 0.1%
Financials - 0.1%
Wells Fargo & Company,
Series L, 7.500%	1,500	$1,834,500
TOTAL PREFERRED SECURITIES (Cost $1,983,750)		$1,834,500

The accompanying notes are an integral part of the financial statements.	268

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Total Return Trust (continued)

	Shares or
	Principal
	Amount	Value
PURCHASED OPTIONS - 0.1%
Call options - 0.1%
Over the Counter Option on 1 Year
Interest Rate Swap. Receive a fixed rate
of 0.800% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
01/19/2016; Strike Rate: 0.800%;
Counterparty: Morgan Stanley &
Company, Inc.) (I)	42,200,000	$49,809
Over the Counter Option on 10 Year
Interest Rate Swap. Receive a fixed rate
of 1.750% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
01/29/2016; Strike Rate: 1.750%;
Counterparty: Morgan Stanley &
Company, Inc.) (I)	7,100,000	86,410
Over the Counter Option on 10 Year
Interest Rate Swap. Receive a fixed rate
of 1.750% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
07/30/2015; Strike Rate: 1.750%;
Counterparty: Citibank NA) (I)	3,500,000	22,894
Over the Counter Option on 2 Year
Interest Rate Swap. Receive a fixed rate
of 1.100% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
01/19/2016; Strike Rate: 1.100%;
Counterparty: Goldman Sachs
& Company) (I)	14,300,000	44,706
Over the Counter Option on 2 Year
Interest Rate Swap. Receive a fixed rate
of 1.100% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
01/29/2016; Strike Rate: 1.100%;
Counterparty: Bank of America NA) (I)	76,000,000	237,082
Over the Counter Option on 2 Year
Interest Rate Swap. Receive a fixed rate
of 2.100% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
01/30/2018; Strike Rate: 2.100%;
Counterparty: JPMorgan Securities) (I)	14,000,000	164,199
Over the Counter Option on 3 Year
Interest Rate Swap. Receive a fixed rate
of 1.150% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
07/20/2015; Strike Rate: 1.150%;
Counterparty: Goldman Sachs
& Company) (I)	14,400,000	43,678
Over the Counter Option on 5 Year
Interest Rate Swap. Receive a fixed rate
of 1.500% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
01/29/2016; Strike Rate: 1.500%;
Counterparty: Morgan Stanley &
Company, Inc.) (I)	7,100,000	54,833
		703,611
Put options - 0.0%
Over the Counter Option on 2 Year
Interest Rate Swap. Receive a fixed rate
of 3.205% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
01/16/2020; Strike Price: $3.20;
Counterparty: Goldman Sachs
and Company) (I)	6,700,000	$68,645
TOTAL PURCHASED OPTIONS (Cost $1,004,188)		$772,256

SHORT-TERM INVESTMENTS - 2.9%
U.S. Government - 1.6%
U.S. Treasury Bills
0.008%, 06/11/2015 *	$321,000	$320,987
0.011%, 04/09/2015 *	19,900,000	19,899,953
0.016%, 06/04/2015 *	511,000	510,984
0.042%, 04/16/2015 *	568,000	567,993
		21,299,917
U.S. Government Agency - 1.1%
Federal Home Loan Bank
0.040%, 04/24/2015 *	1,000,000	999,974
0.072%, 05/22/2015 *	5,300,000	5,299,682
0.078%, 06/26/2015 *	7,800,000	7,798,861
		14,098,517
Repurchase agreement - 0.2%
Repurchase Agreement with State
Street Corp. dated 03/31/2015 at
0.000% to be repurchased at $2,703,000
on 04/01/2015, collateralized by
$2,500,000 U.S. Treasury Notes,
3.625% due 08/15/2019 (valued at
$2,759,500, including interest)	2,703,000	2,703,000
TOTAL SHORT-TERM INVESTMENTS (Cost $38,100,900)		$38,101,434
Total Investments (Total Return Trust)
(Cost $1,336,733,252) - 103.5%		$1,379,228,793
Other assets and liabilities, net - (3.5%)		(46,453,513)
TOTAL NET ASSETS - 100.0%		$1,332,775,280

SALE COMMITMENTS OUTSTANDING - (1.6)%
U.S. Government Agency - (1.6)%
Federal National Mortgage Association
5.500%,TBA (C)	(19,000,000)	(21,401,718)
TOTAL SALE COMMITMENTS
OUTSTANDING (Cost $(21,312,656))		$(21,401,718)

Total Stock Market Index Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 94.0%
Consumer discretionary - 12.9%
Auto components - 0.5%
American Axle &
Manufacturing Holdings, Inc. (I)	1,888	$48,767
Autoliv, Inc.	2,138	251,792
BorgWarner, Inc.	5,322	321,875
Cooper Tire & Rubber Company	1,494	64,003

The accompanying notes are an integral part of the financial statements.	269

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Auto components (continued)
Dana Holding Corp.	3,498	$74,018
Dorman Products, Inc. (I)(L)	912	45,372
Drew Industries, Inc.	570	35,078
Exide Technologies (I)	2,107	127
Federal-Mogul Holdings Corp. (I)	3,688	49,087
Fox Factory Holding Corp. (I)	1,016	15,585
Fuel Systems Solutions, Inc. (I)	460	5,078
Gentex Corp.	6,778	124,037
Gentherm, Inc. (I)	806	40,711
Johnson Controls, Inc.	15,597	786,713
Lear Corp.	1,843	204,241
Modine Manufacturing Company (I)	1,300	17,511
Motorcar Parts of America, Inc. (I)	567	15,757
Remy International, Inc. (I)	860	19,101
Shiloh Industries, Inc. (I)	550	7,722
Standard Motor Products, Inc.	572	24,173
Stoneridge, Inc. (I)	901	10,172
Superior Industries International, Inc.	865	16,374
Sypris Solutions, Inc.	379	853
Tenneco, Inc. (I)	1,435	82,398
The Goodyear Tire & Rubber Company	6,422	173,908
Tower International, Inc. (I)	623	16,572
TRW Automotive Holdings Corp. (I)	2,582	270,723
UQM Technologies, Inc. (I)(L)	2,453	2,698
Visteon Corp. (I)	1,018	98,135
		2,822,581
Automobiles - 0.6%
Ford Motor Company	90,703	1,463,870
General Motors Company	37,533	1,407,488
Harley-Davidson, Inc.	5,086	308,924
Tesla Motors, Inc. (I)(L)	2,915	550,265
Thor Industries, Inc.	1,235	78,064
Winnebago Industries, Inc.	747	15,881
		3,824,492
Distributors - 0.1%
Core-Mark Holding Company, Inc.	592	38,077
Educational Development Corp.	1,013	4,184
Genuine Parts Company	3,508	326,911
LKQ Corp. (I)	7,110	181,732
Pool Corp.	1,039	72,481
Weyco Group, Inc.	372	11,123
		634,508
Diversified consumer services - 0.2%
2U, Inc. (I)	1,006	25,733
American Public Education, Inc. (I)	453	13,581
Apollo Education Group, Inc. (I)	2,538	48,019
Ascent Capital Group, Inc., Class A (I)	363	14,451
Bridgepoint Education, Inc. (I)	1,121	10,818
Bright Horizons Family Solutions, Inc. (I)	1,463	75,008
Capella Education Company	323	20,956
Career Education Corp. (I)	1,814	9,124
Chegg, Inc. (I)	2,115	16,814
Corinthian Colleges, Inc. (I)	2,076	29
DeVry Education Group, Inc.	1,447	48,272
Education Management Corp. (I)	3,020	725
Graham Holdings Company, Class B	134	140,650
Grand Canyon Education, Inc. (I)	1,133	49,059
H&R Block, Inc.	6,323	202,779
Houghton Mifflin Harcourt Company (I)	3,348	78,611
ITT Educational Services, Inc. (I)(L)	608	4,128
K12, Inc. (I)	1,084	17,040
Learning Tree International, Inc. (I)	519	802
LifeLock, Inc. (I)	2,000	28,220
Lincoln Educational Services Corp.	678	1,546
Regis Corp. (I)	1,321	21,612
Service Corp. International	4,914	128,010
Servicemaster Global Holdings Inc (I)	3,020	101,925
Sotheby’s	1,604	67,785
Steiner Leisure, Ltd. (I)	379	17,965
Stonemor Partners LP	777	22,385
Strayer Education, Inc. (I)	266	14,207
Weight Watchers International, Inc. (I)(L)	1,290	9,017
		1,189,271
Hotels, restaurants and leisure - 2.2%
Ambassadors Group, Inc. (I)	714	1,806
ARAMARK Holdings Corp.	5,479	173,301
Ark Restaurants Corp.	439	10,940
Biglari Holdings, Inc. (I)	56	23,190
BJ’s Restaurants, Inc. (I)	673	33,953
Bloomin’ Brands, Inc.	2,685	65,326
Bob Evans Farms, Inc.	526	24,333
Boyd Gaming Corp. (I)	2,796	39,703
Brinker International, Inc.	1,483	91,293
Buffalo Wild Wings, Inc. (I)	435	78,839
Caesars Entertainment Corp. (I)(L)	3,301	34,760
Carnival Corp.	13,837	661,962
Cedar Fair LP	1,264	72,554
Century Casinos Inc (I)	1,781	9,706
Chipotle Mexican Grill, Inc. (I)	725	471,642
Choice Hotels International, Inc.	1,424	91,236
Churchill Downs, Inc.	455	52,311
Chuy’s Holdings, Inc. (I)	355	7,998
ClubCorp Holdings, Inc.	1,666	32,254
Cracker Barrel Old Country Store, Inc.	546	83,068
Darden Restaurants, Inc.	3,087	214,053
Del Frisco’s Restaurant Group, Inc. (I)	746	15,032
Denny’s Corp. (I)	2,330	26,562
Diamond Resorts International, Inc. (I)	1,862	62,247
DineEquity, Inc.	520	55,645
Domino’s Pizza, Inc.	1,274	128,101
Dover Downs Gaming
& Entertainment, Inc. (I)	2,511	2,938
Dunkin’ Brands Group, Inc.	2,520	119,851
El Pollo Loco Holdings, Inc. (I)(L)	861	22,050
Eldorado Resorts, Inc. (I)	755	3,798
Empire Resorts, Inc. (I)	1,320	6,072
Extended Stay America, Inc.	4,638	90,580
Fiesta Restaurant Group, Inc. (I)	623	38,003
Hilton Worldwide Holdings, Inc. (I)	23,036	682,326
Hyatt Hotels Corp., Class A (I)	3,558	210,705
International Game Technology	5,790	100,804
International Speedway Corp., Class A	1,141	37,208
Interval Leisure Group, Inc.	1,455	38,136
Intrawest Resorts Holdings, Inc. (I)	1,452	12,661
Jack in the Box, Inc.	909	87,191
Krispy Kreme Doughnuts, Inc. (I)	1,678	33,543
Lakes Entertainment Inc (I)	954	8,176
Las Vegas Sands Corp.	18,847	1,037,339
Life Time Fitness, Inc. (I)	903	64,077
Luby’s, Inc. (I)	958	4,972
Marriott International, Inc., Class A	6,751	542,240
Marriott Vacations Worldwide Corp.	845	68,487
McDonald’s Corp.	22,985	2,239,658
MGM Resorts International (I)	11,489	241,614

The accompanying notes are an integral part of the financial statements.	270

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Noodles & Company (I)(L)	785	$13,690
Norwegian Cruise Line Holdings, Ltd. (I)	4,594	248,122
Panera Bread Company, Class A (I)	634	101,437
Papa John’s International, Inc.	980	60,574
Penn National Gaming, Inc. (I)	2,339	36,629
Pinnacle Entertainment, Inc. (I)	1,364	49,227
Popeyes Louisiana Kitchen, Inc. (I)	532	31,824
Potbelly Corp. (I)	678	9,289
Red Robin Gourmet Burgers, Inc. (I)	383	33,321
Restaurant Brands International LP	82	2,997
Restaurant Brands International, Inc. (I)	8,178	314,117
Royal Caribbean Cruises, Ltd.	5,158	422,182
Ruby Tuesday, Inc. (I)	1,530	9,195
Ruth’s Hospitality Group, Inc.	1,218	19,342
Scientific Games Corp., Class A (I)(L)	2,110	22,092
SeaWorld Entertainment, Inc.	1,999	38,541
Six Flags Entertainment Corp.	2,120	102,629
Sonic Corp.	1,371	43,461
Speedway Motorsports, Inc.	1,275	29,006
Starbucks Corp.	17,610	1,667,667
Starwood Hotels & Resorts Worldwide, Inc.	4,412	368,402
Texas Roadhouse, Inc.	1,588	57,851
The Cheesecake Factory, Inc.	1,182	58,308
The Marcus Corp.	1,040	22,142
The Wendy’s Company	8,624	94,002
Town Sports International Holdings, Inc.	871	5,932
Vail Resorts, Inc.	847	87,597
Wyndham Worldwide Corp.	2,845	257,387
Wynn Resorts, Ltd.	2,366	297,832
Yum! Brands, Inc.	10,299	810,737
Zoe’s Kitchen, Inc. (I)	517	17,211
		13,586,987
Household durables - 0.6%
Beazer Homes USA, Inc. (I)	590	10,455
Blyth, Inc. (I)	424	3,218
Cavco Industries, Inc. (I)	228	17,114
CSS Industries, Inc.	517	15,588
D.R. Horton, Inc.	8,513	242,450
Emerson Radio Corp.	4,599	6,025
Ethan Allen Interiors, Inc.	771	21,310
GoPro, Inc., Class A (I)(L)	2,958	128,407
Harman International Industries, Inc.	1,598	213,541
Helen of Troy, Ltd. (I)	659	53,702
Hovnanian Enterprises, Inc., Class A (I)(L)	3,216	11,449
Installed Building Products, Inc. (I)	894	19,453
iRobot Corp. (I)	671	21,895
Jarden Corp. (I)	4,525	239,373
KB Home	2,015	31,474
Kid Brands, Inc. (I)	1,087	1
La-Z-Boy, Inc.	1,265	35,559
Leggett & Platt, Inc.	3,149	145,137
Lennar Corp., Class A	4,767	246,978
Libbey, Inc.	573	22,868
M/I Homes, Inc. (I)	794	18,929
MDC Holdings, Inc.	1,172	33,402
Meritage Homes Corp. (I)	994	48,348
Mohawk Industries, Inc. (I)	1,677	311,503
NACCO Industries, Inc., Class A	318	16,851
Newell Rubbermaid, Inc.	6,345	247,899
NVR, Inc. (I)	95	126,223
PulteGroup, Inc.	8,725	193,957
Standard Pacific Corp. (I)	6,946	62,514
Stanley Furniture Company, Inc. (I)	2,200	6,930
Taylor Morrison Home Corp., Class A (I)	3,050	63,593
Tempur Sealy International, Inc. (I)	1,438	83,030
The Ryland Group, Inc.	1,096	53,419
Toll Brothers, Inc. (I)	4,194	164,992
TRI Pointe Homes, Inc. (I)	3,949	60,933
Tupperware Brands Corp.	1,166	80,477
Turtle Beach Corp. (I)	1,303	2,424
Universal Electronics, Inc. (I)	417	23,535
Whirlpool Corp.	1,815	366,739
William Lyon Homes, Class A (I)	882	22,773
		3,474,468
Internet and catalog retail - 1.2%
1-800-Flowers.com, Inc., Class A (I)	2,046	24,204
Amazon.com, Inc. (I)	10,808	4,021,657
Blue Nile, Inc. (I)	298	9,488
CafePress, Inc. (I)	462	1,797
Expedia, Inc.	2,967	279,284
Groupon, Inc. (I)	16,033	115,598
HSN, Inc.	1,254	85,560
Lands’ End, Inc. (I)	774	27,771
Liberty Interactive Corp., Series A (I)	12,945	377,865
Liberty TripAdvisor Holdings, Inc., Class A (I)	1,688	53,662
Liberty Ventures, Series A (I)	3,528	148,211
Netflix, Inc. (I)	1,405	585,449
Nutrisystem, Inc.	805	16,084
Orbitz Worldwide, Inc. (I)	2,566	29,920
Overstock.com, Inc. (I)	704	17,051
PetMed Express, Inc. (L)	894	14,769
Shutterfly, Inc. (I)	874	39,540
The Priceline Group, Inc. (I)	1,227	1,428,412
TripAdvisor, Inc. (I)	3,040	252,837
zulily, Inc., Class A (I)(L)	2,964	38,502
		7,567,661
Leisure products - 0.1%
Arctic Cat, Inc.	418	15,182
Brunswick Corp.	2,230	114,734
Callaway Golf Company	2,390	22,777
Hasbro, Inc. (L)	2,935	185,609
Johnson Outdoors, Inc., Class A	385	12,747
LeapFrog Enterprises, Inc. (I)	1,585	3,455
Mattel, Inc.	7,911	180,766
Nautilus, Inc. (I)	985	15,041
Polaris Industries, Inc.	1,537	216,871
Smith & Wesson Holding Corp. (I)	1,224	15,582
Sturm Ruger & Company, Inc. (L)	479	23,773
Vista Outdoor, Inc. (I)	1,510	64,658
		871,195
Media - 3.4%
AMC Entertainment Holdings, Inc., Class A	2,380	84,466
AMC Networks, Inc., Class A (I)	1,679	128,679
Ballantyne Strong, Inc. (I)	629	2,849
Cablevision Systems Corp., Class A (L)	6,588	120,560
Carmike Cinemas, Inc. (I)	672	22,579
CBS Corp., Class B	12,351	748,841
Charter Communications, Inc., Class A (I)	2,540	490,499
Cinemark Holdings, Inc.	2,590	116,731
Clear Channel Outdoor Holdings, Inc., Class A	8,558	86,607
Comcast Corp., Class A	60,566	3,420,162
Crown Media Holdings, Inc., Class A (I)	6,814	27,256
Cumulus Media, Inc., Class A (I)	5,525	13,647
DIRECTV (I)	11,741	999,159

The accompanying notes are an integral part of the financial statements.	271

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Media (continued)
Discovery Communications, Inc., Series A (I)	5,229	$160,844
DISH Network Corp., Class A (I)	10,774	754,826
DreamWorks Animation
SKG, Inc., Class A (I)(L)	2,049	49,586
Entercom Communications Corp., Class A (I)	1,104	13,414
Entravision Communications Corp., Class A	1,922	12,166
Gannett Company, Inc.	5,294	196,302
Global Eagle Entertainment, Inc. (I)	1,359	18,088
Gray Television, Inc. (I)	1,733	23,950
Harte-Hanks, Inc.	2,038	15,896
Hemisphere Media Group Inc (I)(L)	1,373	17,368
Insignia Systems Inc (I)	1,702	5,106
John Wiley & Sons, Inc., Class A	1,356	82,906
Journal Communications, Inc., Class A (I)	1,356	20,096
Liberty Broadband Corp., Series A (I)	1,996	112,734
Liberty Media Corp., Series A (I)	7,985	307,822
Lions Gate Entertainment Corp.	3,173	107,628
Live Nation Entertainment, Inc. (I)	4,633	116,891
Loral Space & Communications, Inc. (I)	474	32,441
Media General, Inc. (I)	2,000	32,980
Meredith Corp.	989	55,157
Morningstar, Inc.	1,062	79,554
National CineMedia, Inc.	1,475	22,273
New Media Investment Group, Inc.	588	14,071
News Corp., Class A (I)	13,527	216,567
Nexstar Broadcasting Group, Inc., Class A	731	41,828
NTN Buzztime, Inc. (I)	6,691	2,810
Omnicom Group, Inc.	5,853	456,417
ReachLocal, Inc. (I)	903	2,628
Regal Entertainment Group, Class A (L)	3,489	79,689
Rentrak Corp. (I)(L)	316	17,557
RLJ Entertainment, Inc. (I)	1,440	2,102
Scholastic Corp.	891	36,478
Scripps Networks Interactive, Inc., Class A	3,263	223,711
SFX Entertainment, Inc. (I)	1,933	7,906
Sinclair Broadcast Group, Inc., Class A (L)	2,196	68,976
Sirius XM Holdings, Inc. (I)	133,635	510,486
Sizmek, Inc. (I)	1,839	13,351
Starz, Class A (I)	2,488	85,612
The Dolan Company (I)	898	55
The EW Scripps Company, Class A (I)	1,263	35,920
The Interpublic Group of Companies, Inc.	9,668	213,856
The Madison Square Garden, Inc., Class A (I)	1,770	149,831
The McClatchy Company, Class A (I)	2,673	4,918
The New York Times Company, Class A	3,548	48,820
The Walt Disney Company	40,151	4,211,438
Thomson Reuters Corp.	18,704	758,634
Time Warner Cable, Inc.	6,549	981,564
Time Warner, Inc.	19,989	1,687,871
Time, Inc.	2,475	55,539
Townsquare Media Inc., Class A (I)	600	7,710
Twenty-First Century Fox, Inc., Class A	51,260	1,734,638
Viacom, Inc., Class B	9,873	674,326
World Wrestling
Entertainment, Inc., Class A (L)	1,906	26,703
		20,872,075
Multiline retail - 0.7%
Big Lots, Inc.	1,333	64,024
Burlington Stores, Inc. (I)	1,694	100,657
Dillard’s, Inc., Class A	997	136,100
Dollar General Corp. (I)	7,075	533,314
Dollar Tree, Inc. (I)	4,781	387,954
Family Dollar Stores, Inc.	2,629	208,322
Fred’s, Inc., Class A	1,038	17,739
Gordmans Stores, Inc. (I)	629	5,221
J.C. Penney Company, Inc. (I)(L)	7,487	62,966
Kohl’s Corp.	4,801	375,678
Macy’s, Inc.	8,250	535,508
Nordstrom, Inc.	4,502	361,601
Sears Holdings Corp. (I)(L)	2,576	106,595
Target Corp.	14,800	1,214,636
The Bon-Ton Stores, Inc.	475	3,306
Tuesday Morning Corp. (I)	1,165	18,757
		4,132,378
Specialty retail - 2.5%
Aaron’s, Inc.	1,760	49,826
Abercrombie & Fitch Company, Class A	1,748	38,526
Advance Auto Parts, Inc.	1,706	255,371
American Eagle Outfitters, Inc.	4,630	79,080
ANN, Inc. (I)	1,174	48,169
Asbury Automotive Group, Inc. (I)	703	58,419
Ascena Retail Group, Inc. (I)	3,897	56,545
AutoNation, Inc. (I)	2,776	178,580
AutoZone, Inc. (I)	755	515,031
Barnes & Noble, Inc. (I)	1,472	34,960
Bed Bath & Beyond, Inc. (I)	4,721	362,455
Best Buy Company, Inc.	8,097	305,986
Brown Shoe Company, Inc.	1,051	34,473
Cabela’s, Inc. (I)(L)	1,645	92,087
CarMax, Inc. (I)	5,135	354,366
Chico’s FAS, Inc.	3,497	61,862
Citi Trends, Inc. (I)	426	11,502
Conn’s, Inc. (I)(L)	865	26,192
Dick’s Sporting Goods, Inc.	2,828	161,168
DSW, Inc., Class A	2,004	73,908
Express, Inc. (I)	2,124	35,110
Five Below, Inc. (I)	1,214	43,182
Foot Locker, Inc.	3,359	211,617
Francesca’s Holdings Corp. (I)	1,068	19,010
GameStop Corp., Class A (L)	2,669	101,315
Genesco, Inc. (I)	586	41,741
GNC Holdings, Inc., Class A	2,110	103,538
Group 1 Automotive, Inc.	591	51,021
Guess?, Inc.	2,072	38,518
Haverty Furniture Companies, Inc.	645	16,048
hhgregg, Inc. (I)	733	4,493
Hibbett Sports, Inc. (I)(L)	640	31,398
Kirkland’s, Inc. (I)	488	11,590
L Brands, Inc.	6,809	642,021
Lithia Motors, Inc., Class A	616	61,237
Lowe’s Companies, Inc.	23,083	1,717,144
Lumber Liquidators Holdings, Inc. (I)(L)	593	18,253
MarineMax, Inc. (I)	667	17,682
Mattress Firm Holding Corp. (I)(L)	808	56,269
Monro Muffler Brake, Inc.	719	46,771
Murphy USA, Inc. (I)	1,119	80,982
New York & Company, Inc. (I)	1,751	4,378
O’Reilly Automotive, Inc. (I)	2,415	522,220
Office Depot, Inc. (I)	12,062	110,970
Outerwall, Inc. (L)	476	31,473
Pacific Sunwear of California, Inc. (I)	2,141	5,909
Penske Automotive Group, Inc.	2,047	105,400
Pier 1 Imports, Inc.	2,131	29,791
RadioShack Corp. (I)(L)	2,580	433
Rent-A-Center, Inc.	1,268	34,794
Restoration Hardware Holdings, Inc. (I)	851	84,411

The accompanying notes are an integral part of the financial statements.	272

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Ross Stores, Inc.	4,948	$521,321
Sally Beauty Holdings, Inc. (I)	3,603	123,835
Sears Hometown and Outlet Stores, Inc. (I)	553	4,269
Select Comfort Corp. (I)	1,360	46,879
Shoe Carnival, Inc.	708	20,844
Signet Jewelers, Ltd.	1,867	259,121
Sonic Automotive, Inc., Class A	1,330	33,117
Sportsman’s Warehouse Holdings, Inc. (I)	1,232	9,844
Stage Stores, Inc.	827	18,955
Staples, Inc.	15,061	245,268
Stein Mart, Inc.	1,168	14,542
Systemax, Inc. (I)	894	10,925
Tandy Leather Factory, Inc.	658	5,804
The Buckle, Inc. (L)	1,131	57,783
The Cato Corp., Class A	724	28,670
The Children’s Place Retail Stores, Inc.	580	37,230
The Container Store Group, Inc. (I)(L)	1,158	22,060
The Finish Line, Inc., Class A	1,184	29,032
The Gap, Inc.	10,161	440,276
The Home Depot, Inc.	31,469	3,575,193
The Men’s Wearhouse, Inc.	1,105	57,681
The Michaels Companies, Inc. (I)	4,758	128,751
The Pep Boys - Manny, Moe & Jack (I)	1,341	12,900
The TJX Companies, Inc.	16,225	1,136,561
The Wet Seal, Inc., Class A (I)	2,075	14
Tiffany & Company	3,043	267,814
Tile Shop Holdings, Inc. (I)	1,280	15,501
Tilly’s, Inc., Class A (I)	677	10,595
Tractor Supply Company	3,256	276,955
TravelCenters of America, LLC (I)	761	13,272
Ulta Salon Cosmetics & Fragrance, Inc. (I)	1,522	229,594
Urban Outfitters, Inc. (I)	3,156	144,071
Vitamin Shoppe, Inc. (I)	703	28,957
Williams-Sonoma, Inc.	2,190	174,565
Zumiez, Inc. (I)	769	30,952
		15,110,376
Textiles, apparel and luxury goods - 0.8%
Carter’s, Inc.	1,236	114,293
Charles & Colvard, Ltd. (I)	983	1,150
Coach, Inc.	6,406	265,401
Columbia Sportswear Company	1,582	96,344
Crocs, Inc. (I)	2,044	24,140
Culp, Inc.	710	18,993
Deckers Outdoor Corp. (I)	801	58,369
Fossil Group, Inc. (I)	1,246	102,733
G-III Apparel Group, Ltd. (I)	510	57,452
Hanesbrands, Inc.	9,204	308,426
Iconix Brand Group, Inc. (I)	1,127	37,946
Kate Spade & Company (I)	2,991	99,869
Movado Group, Inc.	660	18,823
NIKE, Inc., Class B	20,318	2,038,505
Oxford Industries, Inc.	405	30,557
Perry Ellis International, Inc. (I)	451	10,445
PVH Corp.	1,924	205,021
Quiksilver, Inc. (I)	4,192	7,755
Ralph Lauren Corp.	2,054	270,101
Skechers U.S.A., Inc., Class A (I)	1,206	86,723
Steven Madden, Ltd. (I)	1,519	57,722
Tumi Holdings, Inc. (I)	1,612	39,430
Under Armour, Inc., Class A (I)	4,951	399,793
Unifi, Inc. (I)	506	18,262
Vera Bradley, Inc. (I)	970	15,743
VF Corp.	10,053	757,091
Vince Holding Corp. (I)	896	16,621
Wolverine World Wide, Inc.	2,360	78,942
		5,236,650
		79,322,642
Consumer staples - 8.4%
Beverages - 1.6%
Brown-Forman Corp., Class B	5,036	455,003
Castle Brands Inc (I)	5,939	8,315
Coca-Cola Bottling Company Consolidated	249	28,152
Coca-Cola Enterprises, Inc.	5,704	252,117
Constellation Brands, Inc., Class A (I)	4,502	523,177
Dr. Pepper Snapple Group, Inc.	4,492	352,532
Molson Coors Brewing Company, Class B	3,798	282,761
Monster Beverage Corp. (I)	3,909	540,986
National Beverage Corp. (I)	1,122	27,388
PepsiCo, Inc.	35,251	3,370,701
Primo Water Corp. (I)	1,119	5,852
The Boston Beer Company, Inc., Class A (I)	305	81,557
The Coca-Cola Company	102,601	4,160,471
Truett-hurst Inc (I)	1,028	3,125
		10,092,137
Food and staples retailing - 2.5%
Casey’s General Stores, Inc.	899	81,000
Costco Wholesale Corp.	10,246	1,552,218
CVS Health Corp.	27,072	2,794,101
Fairway Group Holdings Corp. (I)	1,029	6,966
G. Willi-Food International, Ltd. (I)	825	4,711
Natural Grocers by Vitamin Cottage, Inc. (I)	638	17,615
PriceSmart, Inc.	723	61,441
Rite Aid Corp. (I)	23,088	200,635
Roundy’s, Inc. (I)	1,700	8,313
Safeway, Inc. (I)	5,383	915
Safeway, Inc. (I)	5,383	54
SpartanNash Company	915	28,877
Sprouts Farmers Market, Inc. (I)	3,470	122,248
SUPERVALU, Inc. (I)	6,097	70,908
Sysco Corp.	13,699	516,863
The Andersons, Inc.	712	29,455
The Chefs’ Warehouse, Inc. (I)	749	16,800
The Fresh Market, Inc. (I)(L)	1,153	46,858
The Kroger Company	11,399	873,847
United Natural Foods, Inc. (I)	1,141	87,903
Village Super Market, Inc., Class A	492	15,468
Wal-Mart Stores, Inc.	75,381	6,200,087
Walgreens Boots Alliance, Inc.	22,374	1,894,630
Weis Markets, Inc.	672	33,439
Whole Foods Market, Inc.	8,471	441,170
		15,106,522
Food products - 1.6%
Archer-Daniels-Midland Company	15,084	714,982
B&G Foods, Inc.	1,268	37,317
Boulder Brands, Inc. (I)	1,484	14,143
Bunge, Ltd.	3,361	276,812
Cal-Maine Foods, Inc. (L)	1,128	44,060
Calavo Growers, Inc.	391	20,105
Campbell Soup Company	7,305	340,048
ConAgra Foods, Inc.	9,831	359,126
Darling Ingredients, Inc. (I)	3,756	52,622
Dean Foods Company	2,386	39,441
Diamond Foods, Inc. (I)	814	26,512
Farmer Brothers Company (I)	451	11,162

The accompanying notes are an integral part of the financial statements.	273

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Food products (continued)
Flowers Foods, Inc.	4,909	$111,631
Fresh Del Monte Produce, Inc. (L)	1,244	48,404
General Mills, Inc.	14,293	808,984
Hormel Foods Corp.	6,141	349,116
Ingredion, Inc.	1,762	137,119
J&J Snack Foods Corp.	475	50,683
Kellogg Company	8,404	554,244
Keurig Green Mountain, Inc.	3,799	424,462
Kraft Foods Group, Inc.	13,875	1,208,721
Lancaster Colony Corp.	662	63,003
Landec Corp. (I)	774	10,797
Limoneira Company (L)	516	11,249
McCormick & Company, Inc.	3,000	231,330
Mead Johnson Nutrition Company	4,721	474,602
Mondelez International, Inc., Class A	39,457	1,424,003
Omega Protein Corp. (I)	623	8,529
Pilgrim’s Pride Corp. (L)	6,123	138,319
Pinnacle Foods, Inc.	2,785	113,656
Post Holdings, Inc. (I)	1,108	51,899
Sanderson Farms, Inc. (L)	556	44,285
Seaboard Corp. (I)	28	115,696
Seneca Foods Corp., Class A (I)	449	13,385
Snyder’s-Lance, Inc.	1,674	53,501
The Hain Celestial Group, Inc. (I)	2,396	153,464
The Hershey Company	5,174	522,108
The J.M. Smucker Company	2,354	272,428
The WhiteWave Foods Company (I)	4,069	180,419
Tootsie Roll Industries, Inc. (L)	1,441	48,878
TreeHouse Foods, Inc. (I)	971	82,554
Tyson Foods, Inc., Class A	8,190	313,677
		9,957,476
Household products - 1.4%
Central Garden & Pet Company, Class A (I)	1,353	14,369
Church & Dwight Company, Inc.	3,068	262,069
Colgate-Palmolive Company	21,370	1,481,796
Energizer Holdings, Inc.	1,416	195,479
HRG Group, Inc. (I)	4,972	62,051
Kimberly-Clark Corp.	8,705	932,393
The Clorox Company	2,974	328,300
The Procter & Gamble Company	63,310	5,187,621
WD-40 Company	367	32,494
		8,496,572
Personal products - 0.2%
Avon Products, Inc.	9,953	79,524
Coty, Inc., Class A (I)	8,405	203,989
Elizabeth Arden, Inc. (I)(L)	729	11,372
Herbalife, Ltd. (I)(L)	2,146	91,763
Inter Parfums, Inc.	827	26,977
Mannatech, Inc. (I)	243	4,508
Medifast, Inc. (I)	325	9,740
Natural Alternatives International, Inc. (I)	865	4,740
Nu Skin Enterprises, Inc., Class A	1,393	83,873
Revlon, Inc., Class A (I)	1,169	48,163
Rock Creek Pharmaceuticals, Inc. (I)	4,147	423
Synutra International, Inc. (I)	1,786	11,430
The Estee Lauder Companies, Inc., Class A	8,920	741,787
The Female Health Company	941	2,663
United-Guardian, Inc.	255	4,830
USANA Health Sciences, Inc. (I)	326	36,225
		1,362,007
Tobacco - 1.1%
Altria Group, Inc.	46,404	2,321,128
Lorillard, Inc.	8,394	548,548
Philip Morris International, Inc.	36,566	2,754,517
Reynolds American, Inc.	12,394	854,071
Universal Corp.	512	24,146
Vector Group, Ltd. (L)	2,504	55,013
		6,557,423
		51,572,137
Energy - 8.1%
Energy equipment and services - 1.1%
Aspen Aerogels Inc (I)	888	6,465
Atwood Oceanics, Inc.	1,533	43,093
Baker Hughes, Inc.	10,158	645,846
Basic Energy Services, Inc. (I)	1,040	7,207
Bristow Group, Inc.	775	42,199
C&J Energy Services, Ltd. (I)	1,221	13,590
Cameron International Corp. (I)	4,730	213,418
CARBO Ceramics, Inc. (L)	550	16,781
CSI Compressco LP	632	12,160
Dawson Geophysical Company (I)	413	1,764
Diamond Offshore Drilling, Inc. (L)	3,130	83,853
Dresser-Rand Group, Inc. (I)	1,769	142,139
Dril-Quip, Inc. (I)	921	62,987
Era Group, Inc. (I)	732	15,255
Exterran Holdings, Inc.	1,574	52,839
Exterran Partners LP	1,288	32,097
FMC Technologies, Inc. (I)	5,491	203,222
Forum Energy Technologies, Inc. (I)	2,178	42,689
Geospace Technologies Corp. (I)	318	5,250
Global Geophysical Services, Inc. (I)	769	0
Gulfmark Offshore, Inc., Class A	652	8,502
Halliburton Company	19,890	872,773
Helix Energy Solutions Group, Inc. (I)	2,492	37,280
Helmerich & Payne, Inc.	2,488	169,358
Hercules Offshore, Inc. (I)(L)	4,030	1,689
Hornbeck Offshore Services, Inc. (I)	906	17,042
ION Geophysical Corp. (I)	3,857	8,370
Key Energy Services, Inc. (I)	3,596	6,545
Matrix Service Company (I)	756	13,275
McDermott International, Inc. (I)(L)	5,524	21,212
Mitcham Industries, Inc. (I)	331	1,523
Nabors Industries, Ltd.	6,944	94,786
National Oilwell Varco, Inc.	10,056	502,699
Natural Gas Services Group, Inc. (I)	382	7,342
Newpark Resources, Inc. (I)	1,864	16,981
Nuverra Environmental Solutions, Inc. (I)(L)	513	1,826
Oceaneering International, Inc.	2,504	135,041
Oil States International, Inc. (I)	1,241	49,355
Parker Drilling Company (I)	3,008	10,498
Patterson-UTI Energy, Inc.	3,410	64,023
PHI, Inc. (I)	416	12,513
Pioneer Energy Services Corp. (I)	1,558	8,444
RigNet, Inc. (I)	493	14,095
Rowan Companies PLC, Class A	2,839	50,279
RPC, Inc.	5,171	66,241
Schlumberger, Ltd.	30,332	2,530,902
SEACOR Holdings, Inc. (I)	481	33,511
Seventy Seven Energy, Inc. (I)	1,142	4,739
Superior Energy Services, Inc.	3,634	81,184
Tesco Corp.	1,032	11,734
TETRA Technologies, Inc. (I)	2,105	13,009
Tidewater, Inc. (L)	1,167	22,336

The accompanying notes are an integral part of the financial statements.	274

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
Unit Corp. (I)	1,166	$32,625
USA Compression Partners LP	682	13,961
Vantage Drilling Company (I)	6,701	2,195
Willbros Group, Inc. (I)	1,365	4,518
		6,585,260
Oil, gas and consumable fuels - 7.0%
Abraxas Petroleum Corp. (I)	2,156	7,007
Alliance Holdings GP LP	1,310	67,714
Alliance Resource Partners LP	1,688	56,430
Alon USA Energy, Inc.	1,778	29,461
Alon USA Partners LP	1,451	26,539
Alpha Natural Resources, Inc. (I)(L)	5,125	5,124
American Midstream Partners LP	539	8,947
Anadarko Petroleum Corp.	11,850	981,299
Antero Resources Corp. (I)	6,143	216,971
Apache Corp.	8,941	539,411
Approach Resources, Inc. (I)(L)	931	6,135
Arch Coal, Inc. (I)(L)	5,005	5,005
Atlas Energy Group LLC (I)	624	3,750
Bill Barrett Corp. (I)	1,147	9,520
Blueknight Energy Partners LP	1,840	14,315
Boardwalk Pipeline Partners LP	5,475	88,148
Bonanza Creek Energy, Inc. (I)	949	23,402
BP Prudhoe Bay Royalty Trust (L)	428	24,910
BPZ Resources, Inc. (I)	3,316	87
BreitBurn Energy Partners LP	3,145	17,235
Buckeye Partners LP	2,741	207,000
Cabot Oil & Gas Corp.	9,750	287,918
California Resources Corp.	7,291	55,485
Callon Petroleum Company (I)	1,840	13,745
Calumet Specialty Products Partners LP	1,508	36,267
Carrizo Oil & Gas, Inc. (I)	1,120	55,608
Centrus Energy Corp. (I)	11	56
Ceres, Inc. (I)	621	205
Cheniere Energy Partners LP	7,961	238,512
Cheniere Energy, Inc. (I)	5,572	431,273
Chesapeake Energy Corp. (L)	15,607	220,995
Chevron Corp.	44,399	4,661,007
Cimarex Energy Company	2,027	233,287
Clayton Williams Energy, Inc. (I)(L)	276	13,974
Clean Energy Fuels Corp. (I)(L)	2,565	13,684
Cloud Peak Energy, Inc. (I)	1,465	8,526
Cobalt International Energy, Inc. (I)	9,452	88,943
Comstock Resources, Inc.	1,203	4,295
Concho Resources, Inc. (I)	2,641	306,145
ConocoPhillips	28,738	1,789,228
CONSOL Energy, Inc.	5,391	150,355
Contango Oil & Gas Company (I)	413	9,086
Continental Resources, Inc. (I)	8,708	380,278
Crestwood Equity Partners LP	4,062	24,372
Crestwood Midstream Partners LP	4,454	64,628
Crossamerica Partners LP	307	9,990
CVR Refining LP	3,325	68,961
DCP Midstream Partners LP	2,295	84,800
Delek Logistics Partners LP	335	14,583
Delek US Holdings, Inc.	1,438	57,161
Denbury Resources, Inc. (L)	8,232	60,011
Devon Energy Corp.	9,555	576,262
DHT Holdings, Inc.	104	726
Diamondback Energy, Inc. (I)	1,126	86,522
Dorchester Minerals LP	652	14,826
Dorian LPG, Ltd. (I)	1,398	18,216
Eagle Rock Energy Partners LP	3,560	8,295
Eclipse Resources Corp. (I)(L)	3,835	21,553
Emerald Oil, Inc. (I)(L)	1,745	1,291
Emerge Energy Services LP	540	25,612
Enable Midstream Partners LP	4,784	78,458
Enbridge Energy Management LLC (L)	1,591	57,881
Enbridge Energy Partners LP	5,889	212,063
Endeavour International Corp. (I)	1,197	11
Energen Corp.	1,687	111,342
Energy Transfer Equity LP	13,125	831,600
Energy Transfer Partners LP	8,628	481,011
Energy XXI, Ltd. (L)	2,405	8,754
EnLink Midstream LLC	3,910	127,231
EnLink Midstream Partners LP	5,401	133,621
Enterprise Products Partners LP	42,731	1,407,132
EOG Resources, Inc.	12,803	1,173,907
EP Energy Corp., Class A (I)	5,818	60,973
EQT Corp.	3,514	291,205
EQT Midstream Partners LP	1,001	77,738
EV Energy Partner LP	1,057	14,090
Evolution Petroleum Corp.	1,206	7,176
EXCO Resources, Inc. (L)	6,714	12,287
Exxon Mobil Corp.	99,733	8,477,305
Foresight Energy LP	1,572	24,507
FX Energy, Inc. (I)	1,516	1,895
Genesis Energy LP	1,998	93,906
Gevo, Inc. (I)	8,118	1,632
Global Partners LP	689	23,977
Goodrich Petroleum Corp. (I)	1,175	4,171
Green Plains, Inc.	981	28,008
Gulfport Energy Corp. (I)	2,005	92,050
Halcon Resources Corp. (I)(L)	10,236	15,763
Harvest Natural Resources, Inc. (I)	980	438
Hess Corp.	7,180	487,307
Holly Energy Partners LP	1,400	44,016
HollyFrontier Corp.	4,633	186,571
Houston American Energy Corp. (I)	690	138
Hugoton Royalty Trust	1,047	6,114
Hyperdynamics Corp. (I)	479	167
Isramco, Inc. (I)	58	7,296
James River Coal Company (I)	776	21
Jones Energy, Inc., Class A (I)(L)	1,547	13,892
Kinder Morgan, Inc.	52,191	2,195,153
KiOR, Inc., Class A (I)	2,519	16
Laredo Petroleum, Inc. (I)(L)	3,465	45,184
Legacy Reserves LP	1,481	14,988
Linn Energy LLC	7,483	82,762
LinnCo LLC (L)	2,890	27,657
LRR Energy LP	875	5,574
Magellan Midstream Partners LP	5,258	403,341
Magnum Hunter Resources Corp. (I)(L)	5,368	14,333
Marathon Oil Corp.	15,737	410,893
Marathon Petroleum Corp.	6,618	677,617
MarkWest Energy Partners LP	4,141	273,720
Martin Midstream Partners LP	822	29,132
Matador Resources Company (I)	1,856	40,684
Memorial Production Partners LP	2,018	32,712
Memorial Resource Development Corp. (I)	4,543	80,593
Mid-Con Energy Partners LP	778	4,326
Midcoast Energy Partners LP	1,048	14,504
Midstates Petroleum Company, Inc. (I)	1,497	1,272
Miller Energy Resources, Inc. (I)(L)	1,008	630
MPLX LP	1,740	127,472
Murphy Oil Corp.	4,117	191,852

The accompanying notes are an integral part of the financial statements.	275

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Natural Resource Partners LP	2,561	$17,364
New Source Energy Partners LP	315	1,544
Newfield Exploration Company (I)	3,225	113,165
Niska Gas Storage Partners LLC	938	1,679
Noble Energy, Inc.	8,459	413,645
Northern Oil and Gas, Inc. (I)(L)	1,562	12,043
Northern Tier Energy LP	2,044	51,795
NuStar Energy LP	1,800	109,260
NuStar GP Holdings LLC	1,048	37,099
Oasis Petroleum, Inc. (I)(L)	2,408	34,242
Occidental Petroleum Corp.	18,228	1,330,644
ONEOK Partners LP	5,767	235,524
ONEOK, Inc.	4,821	232,565
Pacific Ethanol, Inc. (I)	607	6,550
Panhandle Oil and Gas, Inc., Class A	388	7,679
Parsley Energy, Inc., Class A (I)	2,708	43,274
PBF Energy, Inc., Class A	1,270	43,078
PBF Logistics LP	511	11,630
PDC Energy, Inc. (I)	875	47,285
Peabody Energy Corp. (L)	6,575	32,349
Penn Virginia Corp. (I)(L)	1,811	11,735
PetroQuest Energy, Inc. (I)	1,669	3,839
Phillips 66	13,066	1,026,988
Phillips 66 Partners LP	792	55,971
Pioneer Natural Resources Company	3,348	547,431
Plains All American Pipeline LP	8,236	401,670
Plains GP Holdings LP, Class A	14,177	402,201
QEP Midstream Partners LP	1,424	22,328
QEP Resources, Inc.	4,227	88,133
Quicksilver Resources, Inc. (I)	4,280	105
Range Resources Corp.	3,963	206,235
Regency Energy Partners LP	9,325	213,263
Renewable Energy Group, Inc. (I)	1,196	11,027
Resolute Energy Corp. (I)	2,211	1,246
REX American Resources Corp. (I)	197	11,980
Rex Energy Corp. (I)	1,246	4,635
Rhino Resource Partners LP	1,123	2,695
Rice Energy, Inc. (I)	2,920	63,539
Rose Rock Midstream LP	819	38,903
Rosetta Resources, Inc. (I)	1,418	24,134
RSP Permian, Inc. (I)	1,641	41,337
Sabine Oil & Gas Corp. (I)	2,769	235
Sanchez Energy Corp. (I)(L)	1,465	19,060
SandRidge Energy, Inc. (I)(L)	10,864	19,338
SandRidge Mississippian Trust	505	1,803
SemGroup Corp., Class A	1,031	83,862
Ship Finance International, Ltd. (L)	2,094	30,991
SM Energy Company	1,585	81,913
Solazyme, Inc. (I)(L)	2,319	6,632
Southcross Energy Partners LP	522	7,308
Southwestern Energy Company (I)(L)	8,217	190,552
Spectra Energy Corp.	15,677	567,037
Spectra Energy Partners LP	6,722	348,132
Stone Energy Corp. (I)	1,292	18,967
Summit Midstream Partners LP	784	25,221
Sunoco Logistics Partners LP	4,914	203,145
Sunoco LP	274	14,070
Swift Energy Company (I)(L)	1,049	2,266
Synergy Resources Corp. (I)	1,618	19,173
Syntroleum Corp. (I)	371	247
Tallgrass Energy Partners LP	561	28,370
Targa Resources Corp.	1,225	117,343
Targa Resources Partners LP	3,712	153,528
TC PipeLines LP	1,394	90,819
Teekay Corp.	1,672	77,865
Tengasco, Inc. (I)	10,700	2,440
Tesoro Corp.	2,986	272,592
Tesoro Logistics LP	1,252	67,358
The Williams Companies, Inc.	17,478	884,212
Transmontaigne Partners LP	375	12,101
Triangle Petroleum Corp. (I)(L)	2,167	10,900
Ultra Petroleum Corp. (I)(L)	3,463	54,127
Uranerz Energy Corp. (I)(L)	2,497	2,772
Uranium Energy Corp. (I)(L)	2,161	3,242
Uranium Resources, Inc. (I)	370	492
US Energy Corp. (I)	1,052	1,189
VAALCO Energy, Inc. (I)	1,471	3,604
Valero Energy Corp.	12,328	784,307
Valero Energy Partners LP	1,400	67,760
Viper Energy Partners LP	1,860	33,945
W&T Offshore, Inc. (L)	1,817	9,285
Western Gas Equity Partners LP	4,999	299,940
Western Gas Partners LP	2,580	169,893
Western Refining Logistics LP	1,045	30,336
Western Refining, Inc.	2,296	113,399
Westmoreland Coal Company (I)	461	12,336
Westmoreland Resource Partner (I)	36	426
Whiting Petroleum Corp. (I)	3,892	120,263
Williams Partners LP	8,807	433,481
World Fuel Services Corp.	1,687	96,969
World Point Terminals LP	1,085	17,881
WPX Energy, Inc. (I)	4,651	50,835
Yuma Energy Inc (I)	2,484	2,534
Zaza Energy Corp. (I)	252	411
Zion Oil & Gas, Inc. (I)	1,070	1,862
		43,375,738
		49,960,998
Financials - 16.5%
Banks - 5.0%
1st Source Corp.	623	20,017
Access National Corp.	751	14,074
Ameriana Bancorp	334	5,444
American River Bankshares (I)	748	7,084
Ameris Bancorp	786	20,743
AmeriServ Financial, Inc.	1,409	4,199
Associated Banc-Corp.	3,482	64,765
BancFirst Corp.	351	21,404
BancorpSouth, Inc.	2,154	50,016
Bank of America Corp.	245,998	3,785,909
Bank of Hawaii Corp.	1,017	62,251
Bank of Kentucky Financial Corp.	256	12,557
Bank of the Ozarks, Inc.	1,882	69,502
BankUnited, Inc.	2,340	76,612
Banner Corp.	543	24,924
Bar Harbor Bankshares	390	12,695
BB&T Corp.	16,801	655,071
BBCN Bancorp, Inc.	1,800	26,046
Blue Hills Bancorp, Inc. (I)	1,138	15,044
BOK Financial Corp.	1,512	92,565
Boston Private Financial Holdings, Inc.	2,048	24,883
C1 Financial, Inc. (I)	591	11,081
Cardinal Financial Corp.	1,099	21,958
Cascade Bancorp (I)	2,560	12,288
Cathay General Bancorp	1,995	56,758
CenterState Banks, Inc.	1,478	17,603

The accompanying notes are an integral part of the financial statements.	276

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Central Pacific Financial Corp.	984	$22,602
Century Bancorp, Inc., Class A	407	16,158
Chemical Financial Corp.	849	26,625
CIT Group, Inc.	4,342	195,911
Citigroup, Inc.	70,972	3,656,477
Citizens & Northern Corp.	901	18,182
City Holding Company	491	23,092
City National Corp.	1,212	107,965
CNB Financial Corp.	935	15,914
CoBiz Financial, Inc.	1,378	16,977
Columbia Banking System, Inc.	1,354	39,225
Comerica, Inc.	4,081	184,176
Commerce Bancshares, Inc.	2,113	89,422
Community Bank Systems, Inc.	963	34,081
Community Trust Bancorp, Inc.	468	15,519
ConnectOne Bancorp, Inc.	880	17,125
Cullen/Frost Bankers, Inc.	1,423	98,301
Customers Bancorp, Inc. (I)	972	23,678
CVB Financial Corp.	2,517	40,121
Eagle Bancorp, Inc. (I)	732	28,109
East West Bancorp, Inc.	3,355	135,743
Enterprise Financial Services Corp.	1,076	22,230
FCB Financial Holdings, Inc., Class A (I)	1,074	29,395
Fifth Third Bancorp	19,352	364,785
Financial Institutions, Inc.	569	13,047
First BanCorp (I)	5,138	31,856
First Busey Corp.	3,376	22,585
First Citizens BancShares, Inc., Class A	213	55,314
First Commonwealth Financial Corp.	2,339	21,051
First Community Bancshares, Inc.	889	15,584
First Financial Bancorp	1,424	25,361
First Financial Bankshares, Inc. (L)	1,445	39,940
First Financial Corp.	561	20,134
First Horizon National Corp.	5,425	77,523
First Internet Bancorp	379	7,038
First Interstate BancSystem, Inc., Class A	1,225	34,080
First Merchants Corp.	848	19,962
First Midwest Bancorp, Inc.	1,885	32,742
First NBC Bank Holding Company (I)	450	14,841
First Niagara Financial Group, Inc.	7,470	66,035
First Republic Bank	3,209	183,202
First Security Group, Inc. (I)	2,065	4,956
FirstMerit Corp.	3,766	71,780
Flushing Financial Corp.	1,135	22,779
FNB Corp.	3,815	50,129
Fulton Financial Corp.	4,331	53,445
German American Bancorp, Inc.	661	19,453
Glacier Bancorp, Inc.	1,833	46,100
Hancock Holding Company	1,794	53,569
Hanmi Financial Corp.	938	19,839
Heritage Financial Corp.	1,075	18,275
Hilltop Holdings, Inc. (I)	2,126	41,329
Home BancShares, Inc.	1,601	54,258
Huntington Bancshares, Inc.	18,827	208,038
IBERIABANK Corp.	793	49,983
Independent Bank Corp. (MA)	550	24,129
Independent Bank Corp. (MI)	832	10,675
Independent Bank Group, Inc.	303	11,790
International Bancshares Corp.	1,624	42,273
Investar Holding Corp.	730	12,483
Investors Bancorp, Inc.	8,116	95,120
JPMorgan Chase & Co.	87,970	5,329,223
KeyCorp	20,287	287,264
Lakeland Financial Corp.	457	18,545
LegacyTexas Financial Group, Inc.	1,099	24,980
LNB Bancorp, Inc.	567	10,115
M&T Bank Corp.	3,009	382,143
MB Financial, Inc.	1,784	55,857
Mercantile Bank Corp.	756	14,780
MidWestOne Financial Group, Inc.	622	17,932
MutualFirst Financial, Inc.	388	8,943
National Bank Holdings Corp., Class A	949	17,851
National Bankshares, Inc. (L)	637	19,008
National Penn Bancshares, Inc.	3,509	37,792
NBT Bancorp, Inc.	992	24,860
Northrim BanCorp, Inc.	514	12,614
OFG Bancorp	1,164	18,996
Old National Bancorp	2,661	37,760
Pacific Continental Corp.	1,080	14,278
PacWest Bancorp	2,369	111,082
Park National Corp.	301	25,754
Penson Worldwide, Inc. (I)	1,757	7
Peoples Bancorp, Inc.	543	12,837
Pinnacle Financial Partners, Inc.	843	37,480
Popular, Inc. (I)	2,351	80,851
Porter Bancorp, Inc. (I)	600	498
Preferred Bank	590	16,207
PrivateBancorp, Inc.	1,747	61,442
Prosperity Bancshares, Inc.	1,581	82,971
QCR Holdings, Inc.	744	13,347
Regions Financial Corp.	32,264	304,895
Renasant Corp. (L)	690	20,735
Republic Bancorp, Inc., Class A	553	13,676
S&T Bancorp, Inc.	834	23,669
Sandy Spring Bancorp, Inc.	750	19,673
Seacoast Banking Corp. of Florida (I)	1,514	21,605
ServisFirst Bancshares, Inc.	655	21,608
Signature Bank (I)	1,141	147,851
Simmons First National Corp., Class A	433	19,689
South State Corp.	607	41,513
Southside Bancshares, Inc. (L)	679	19,481
Square 1 Financial, Inc., Class A (I)	904	24,200
State Bank Financial Corp.	1,173	24,633
Sterling Bancorp	1,927	25,841
Stock Yards Bancorp, Inc.	611	21,037
Suffolk Bancorp	619	14,707
SunTrust Banks, Inc.	12,353	507,585
Susquehanna Bancshares, Inc.	4,360	59,776
SVB Financial Group (I)	1,166	148,129
Synovus Financial Corp.	3,289	92,125
Talmer Bancorp, Inc., Class A	1,719	26,326
TCF Financial Corp.	3,834	60,270
Texas Capital Bancshares, Inc. (I)	1,028	50,012
The Bancorp, Inc. (I)	1,064	9,608
The PNC Financial Services Group, Inc.	12,582	1,173,146
Tompkins Financial Corp.	443	23,856
Towne Bank (L)	974	15,662
TriCo Bancshares	863	20,824
TriState Capital Holdings, Inc. (I)	1,159	12,135
Trustmark Corp.	1,569	38,095
U.S. Bancorp	42,088	1,837,983
UMB Financial Corp.	1,083	57,280
Umpqua Holdings Corp.	5,147	88,425
Union Bankshares Corp.	1,081	24,009
Union Bankshares, Inc.	580	14,778
United Bancorp, Inc.	941	7,434

The accompanying notes are an integral part of the financial statements.	277

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
United Bankshares, Inc.	1,602	$60,203
United Community Banks, Inc.	1,109	20,938
United Security Bancshares, Inc.	739	6,112
Univest Corp. of Pennsylvania	922	18,246
Valley National Bancorp	4,698	44,349
Washington Trust Bancorp, Inc.	492	18,789
Webster Financial Corp.	2,088	77,360
Wells Fargo & Company	122,048	6,639,411
WesBanco, Inc.	1,230	40,073
West Bancorp, Inc.	1,083	21,541
WestAmerica Bancorp. (L)	712	30,766
Western Alliance Bancorp (I)	2,136	63,311
Wilshire Bancorp, Inc.	2,050	20,439
Wintrust Financial Corp.	1,120	53,402
Yadkin Financial Corp. (I)	957	19,427
Zions Bancorporation	4,758	128,466
		31,068,525
Capital markets - 2.4%
Affiliated Managers Group, Inc. (I)	1,299	278,999
AllianceBernstein Holding LP	2,190	67,605
American Capital, Ltd. (I)	6,440	95,248
Ameriprise Financial, Inc.	4,377	572,687
Apollo Investment Corp. (L)	5,361	41,146
Ares Capital Corp.	6,872	117,992
Ares Management LP	1,977	36,654
Arlington Asset Investment Corp., Class A (L)	677	16,289
Artisan Partners Asset
Management, Inc., Class A	1,735	78,873
Ashford, Inc. (I)	27	3,207
BGC Partners, Inc., Class A	4,863	45,955
BlackRock Kelso Capital Corp.	1,786	16,181
BlackRock, Inc.	3,890	1,423,118
Cohen & Steers, Inc. (L)	1,079	44,185
Cowen Group, Inc., Class A (I)	2,816	14,643
E*TRADE Financial Corp. (I)	6,771	193,346
Eaton Vance Corp.	2,769	115,301
Ellington Financial LLC	739	14,713
Evercore Partners, Inc., Class A	903	46,649
FBR & Company (I)	458	10,584
Federated Investors, Inc., Class B	2,362	80,048
Fifth Street Finance Corp.	3,923	28,638
Financial Engines, Inc. (L)	1,195	49,987
Fortress Investment Group LLC, Class A	10,733	86,615
Franklin Resources, Inc.	14,674	753,070
FXCM, Inc., Class A	1,105	2,354
GAMCO Investors, Inc., Class A	622	48,833
GFI Group, Inc.	2,941	17,440
Golub Capital BDC, Inc.	1,030	18,077
Greenhill & Company, Inc.	703	27,874
Harris & Harris Group, Inc. (I)	1,138	3,505
Hercules Technology Growth Capital, Inc.	1,298	17,497
HFF, Inc., Class A	916	34,387
Horizon Technology Finance Corp.	716	9,895
Interactive Brokers Group, Inc., Class A	1,373	46,709
INTL. FCStone, Inc. (I)	680	20,216
Invesco, Ltd.	10,105	401,067
Investment Technology Group, Inc. (I)	961	29,128
Janus Capital Group, Inc.	4,317	74,209
KCAP Financial, Inc.	1,914	12,881
Ladenburg Thalmann
Financial Services, Inc. (I)	4,635	17,891
Lazard, Ltd., Class A	2,789	146,674
Legg Mason, Inc.	2,715	149,868
LPL Financial Holdings, Inc.	2,369	103,904
Main Street Capital Corp. (L)	1,117	34,515
Medallion Financial Corp.	722	6,686
Medley Capital Corp.	1,039	9,507
Moelis & Company, Class A	1,259	37,921
Morgan Stanley	45,986	1,641,240
MVC Capital, Inc.	1,286	12,191
New Mountain Finance Corp. (L)	1,367	19,958
Northern Trust Corp.	5,410	376,807
Northstar Asset Management, Inc.	4,555	106,314
Oaktree Capital Group LLC	3,643	188,197
Och-Ziff Capital Management
Group LLC, Class A	11,232	141,972
Oppenheimer Holdings, Inc., Class A	428	10,041
PennantPark Investment Corp.	1,523	13,783
Piper Jaffray Companies (I)	361	18,938
Prospect Capital Corp. (L)	6,274	53,015
Pzena Investment Management, Inc., Class A	2,091	19,174
Raymond James Financial, Inc.	3,277	186,068
RCS Capital Corp., Class A	670	7,129
Saratoga Investment Corp.	446	7,069
SEI Investments Company	3,889	171,466
Solar Capital, Ltd.	1,264	25,583
Solar Senior Capital, Ltd.	978	15,756
State Street Corp.	9,921	729,491
Stellus Capital Investment Corp.	1,024	12,360
Stifel Financial Corp. (I)	1,589	88,587
T. Rowe Price Group, Inc.	6,169	499,566
TCP Capital Corp.	849	13,601
TD Ameritrade Holding Corp.	12,846	478,642
The Bank of New York Mellon Corp.	26,468	1,065,072
The Blackstone Group LP	12,096	470,413
The Carlyle Group LP	1,413	38,292
The Charles Schwab Corp.	30,583	930,947
The Goldman Sachs Group, Inc.	10,305	1,937,031
THL Credit, Inc.	1,140	14,011
TICC Capital Corp.	1,539	10,650
TPG Specialty Lending, Inc.	1,156	19,895
Triangle Capital Corp.	656	14,963
TriplePoint Venture Growth BDC Corp.	664	9,369
U.S. Global Investors, Inc., Class A	1,559	4,981
Virtus Investment Partners, Inc.	232	30,339
Waddell & Reed Financial, Inc., Class A	1,952	96,702
Walter Investment Management Corp. (I)(L)	929	15,003
Westwood Holdings Group, Inc.	304	18,331
WisdomTree Investments, Inc.	2,724	58,457
		15,074,175
Consumer finance - 0.8%
American Express Company	24,459	1,910,737
Asta Funding, Inc. (I)	1,253	10,450
Atlanticus Holdings Corp. (I)	1,048	2,389
Capital One Financial Corp.	13,056	1,029,074
Cash America International, Inc.	711	16,566
Consumer Portfolio Services, Inc. (I)	1,525	10,660
Credit Acceptance Corp. (I)	508	99,060
Discover Financial Services	10,747	605,593
Encore Capital Group, Inc. (I)	614	25,536
Enova International, Inc. (I)	650	12,799
Ezcorp, Inc., Class A (I)	1,228	11,212
First Cash Financial Services, Inc. (I)	673	31,308
Green Dot Corp., Class A (I)	1,027	16,350
Navient Corp.	9,613	195,432
Nelnet, Inc., Class A	1,071	50,680

The accompanying notes are an integral part of the financial statements.	278

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Consumer finance (continued)
PRA Group, Inc. (I)	1,203	$65,347
Santander Consumer USA Holdings, Inc.	8,069	186,717
SLM Corp. (I)	9,718	90,183
Springleaf Holdings, Inc. (I)	2,601	134,654
Synchrony Financial (I)	19,365	587,728
The First Marblehead Corp. (I)	358	2,230
World Acceptance Corp. (I)(L)	270	19,688
		5,114,393
Diversified financial services - 1.9%
Berkshire Hathaway, Inc., Class B (I)	57,603	8,313,265
CBOE Holdings, Inc.	1,984	113,892
CME Group, Inc.	7,882	746,504
Gain Capital Holdings, Inc.	1,162	11,353
Intercontinental Exchange Group, Inc.	2,655	619,332
Leucadia National Corp.	8,626	192,274
Life Partners Holdings, Inc.	788	79
MarketAxess Holdings, Inc.	941	78,009
Marlin Business Services Corp.	471	9,434
McGraw-Hill Financial, Inc.	6,331	654,625
Moody’s Corp.	4,934	512,149
MSCI, Inc.	2,721	166,825
NewStar Financial, Inc. (I)	1,315	15,425
PHH Corp. (I)	1,363	32,944
PICO Holdings, Inc. (I)	659	10,682
The NASDAQ OMX Group, Inc.	3,905	198,921
Voya Financial, Inc.	5,754	248,055
		11,923,768
Insurance - 2.4%
Aflac, Inc.	10,667	682,795
Alleghany Corp. (I)	379	184,573
American Equity Investment Life
Holding Company	1,878	54,706
American Financial Group, Inc.	2,019	129,519
American International Group, Inc.	33,455	1,832,999
American National Insurance Company	628	61,789
AMERISAFE, Inc.	520	24,050
AmTrust Financial Services, Inc. (L)	1,771	100,920
Arch Capital Group, Ltd. (I)	2,997	184,615
Argo Group International Holdings, Ltd.	657	32,949
Arthur J. Gallagher & Company	3,636	169,983
Aspen Insurance Holdings, Ltd.	1,417	66,925
Assurant, Inc.	1,589	97,580
Assured Guaranty, Ltd.	3,878	102,340
Atlas Financial Holdings, Inc. (I)	635	11,220
Axis Capital Holdings, Ltd.	2,241	115,591
Baldwin & Lyons, Inc., Class B	834	19,566
Brown & Brown, Inc.	3,305	109,429
Cincinnati Financial Corp.	3,793	202,091
CNA Financial Corp.	6,192	256,535
CNO Financial Group, Inc.	5,057	87,082
Crawford & Company, Class B	1,640	14,170
eHealth, Inc. (I)	439	4,118
EMC Insurance Group, Inc.	608	20,550
Employers Holdings, Inc.	815	21,997
Endurance Specialty Holdings, Ltd.	964	58,939
Enstar Group, Ltd. (I)	365	51,779
Erie Indemnity Company, Class A	1,067	93,106
Everest Re Group, Ltd.	964	167,736
FBL Financial Group, Inc., Class A	716	44,399
Federated National Holding Company	385	11,781
Fidelity & Guaranty Life	1,517	32,160
First American Financial Corp.	2,568	91,626
FNF Group	6,610	242,984
Genworth Financial, Inc., Class A (I)	11,494	84,021
HCC Insurance Holdings, Inc.	2,354	133,401
HCI Group, Inc.	331	15,183
Heritage Insurance Holdings, Inc. (I)	903	19,875
Horace Mann Educators Corp.	890	30,438
Infinity Property & Casualty Corp.	294	24,123
Investors Title Company	166	12,287
Kansas City Life Insurance Company	529	24,297
Kemper Corp.	1,255	48,895
Lincoln National Corp.	6,117	351,483
Loews Corp.	8,870	362,162
Maiden Holdings, Ltd.	1,994	29,571
Markel Corp. (I)	325	249,912
Marsh & McLennan Companies, Inc.	12,670	710,660
MBIA, Inc. (I)	4,550	42,315
Meadowbrook Insurance Group, Inc.	1,995	16,958
Mercury General Corp.	1,321	76,288
MetLife, Inc.	26,414	1,335,228
Montpelier Re Holdings, Ltd.	1,014	38,978
National General Holdings Corp.	1,992	37,250
National Interstate Corp.	564	15,837
Old Republic International Corp.	5,919	88,430
OneBeacon Insurance Group, Ltd., Class A	2,540	38,633
PartnerRe, Ltd.	1,037	118,560
Primerica, Inc.	1,305	66,425
Principal Financial Group, Inc.	6,860	352,398
ProAssurance Corp.	1,354	62,162
Prudential Financial, Inc.	10,728	861,566
Reinsurance Group of America, Inc.	1,554	144,817
RenaissanceRe Holdings, Ltd.	986	98,334
RLI Corp.	1,092	57,232
Safety Insurance Group, Inc.	398	23,781
Selective Insurance Group, Inc.	1,417	41,164
StanCorp Financial Group, Inc.	1,053	72,236
State Auto Financial Corp.	1,117	27,132
Stewart Information Services Corp.	683	27,757
Symetra Financial Corp.	2,689	63,084
The Allstate Corp.	10,148	722,233
The Chubb Corp.	5,602	566,362
The Hanover Insurance Group, Inc.	992	71,999
The Hartford Financial Services Group, Inc.	10,557	441,494
The Navigators Group, Inc. (I)	351	27,322
The Phoenix Companies, Inc. (I)	217	10,848
The Progressive Corp.	13,871	377,291
The Travelers Companies, Inc.	7,910	855,308
Torchmark Corp.	3,038	166,847
United Fire Group, Inc.	746	23,700
United Insurance Holdings Corp.	687	15,458
Universal Insurance Holdings, Inc.	966	24,720
Unum Group	5,917	199,580
Validus Holdings, Ltd.	1,959	82,474
W.R. Berkley Corp.	2,926	147,792
White Mountains Insurance Group, Ltd.	136	93,095
		15,011,998
Real estate investment trusts - 3.5%
Acadia Realty Trust	1,506	52,529
AG Mortgage Investment Trust, Inc.	872	16,428
Agree Realty Corp.	612	20,178
Alexander’s, Inc.	132	60,269
Alexandria Real Estate Equities, Inc.	1,617	158,531
Altisource Residential Corp., Class B	611	12,745
American Assets Trust, Inc.	1,121	48,517

The accompanying notes are an integral part of the financial statements.	279

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Real estate investment trusts (continued)
American Campus Communities, Inc.	2,339	$100,273
American Capital Agency Corp.	8,021	171,088
American Capital Mortgage Investment Corp.	1,180	21,193
American Homes 4 Rent, Class A	4,217	69,791
American Realty Capital Properties, Inc.	21,417	210,957
American Residential Properties, Inc. (I)	1,082	19,465
American Tower Corp.	9,231	869,099
Annaly Capital Management, Inc.	21,131	219,762
Anworth Mortgage Asset Corp.	3,235	16,466
Apartment Investment & Management
Company, Class A	3,316	130,518
Apollo Commercial Real Estate Finance, Inc.	1,131	19,431
Apollo Residential Mortgage, Inc.	942	15,025
Arbor Realty Trust, Inc.	2,192	15,300
Ares Commercial Real Estate Corp.	1,441	15,923
Armada Hoffler Properties, Inc.	2,193	23,377
ARMOUR Residential REIT, Inc.	8,542	27,078
Ashford Hospitality Prime, Inc.	823	13,802
Ashford Hospitality Trust, Inc.	2,407	23,155
Associated Estates Realty Corp.	1,297	32,010
AvalonBay Communities, Inc.	3,050	531,463
Aviv REIT, Inc.	1,183	43,180
BioMed Realty Trust, Inc.	4,437	100,542
Blackstone Mortgage Trust, Inc., Class A	1,347	38,214
Boston Properties, Inc.	3,553	499,125
Brandywine Realty Trust	4,232	67,627
Brixmor Property Group, Inc.	5,747	152,583
BRT Realty Trust (I)	1,467	10,474
Camden Property Trust	2,001	156,338
Campus Crest Communities, Inc.	1,960	14,034
Capstead Mortgage Corp.	2,151	25,317
CareTrust REIT, Inc.	1,184	16,055
CatchMark Timber Trust, Inc., Class A	1,518	17,791
CBL & Associates Properties, Inc.	3,918	77,576
Cedar Realty Trust, Inc.	3,268	24,477
Chambers Street Properties	5,839	46,011
Chatham Lodging Trust	802	23,587
Chesapeake Lodging Trust	1,205	40,765
Chimera Investment Corp.	22,437	70,452
Colony Financial, Inc.	2,462	63,815
Columbia Property Trust, Inc.	2,913	78,709
CoreSite Realty Corp.	596	29,013
Corporate Office Properties Trust	2,061	60,552
Corrections Corp. of America	2,505	100,851
Cousins Properties, Inc.	5,383	57,060
Crown Castle International Corp.	7,780	642,161
CubeSmart	3,554	85,829
CyrusOne, Inc.	519	16,151
CYS Investments, Inc.	3,822	34,054
DCT Industrial Trust, Inc.	2,000	69,320
DDR Corp.	8,136	151,492
DiamondRock Hospitality Company	4,435	62,667
Digital Realty Trust, Inc.	3,107	204,938
Douglas Emmett, Inc.	3,392	101,116
Duke Realty Corp.	7,981	173,746
DuPont Fabros Technology, Inc.	1,651	53,955
Dynex Capital, Inc.	1,997	16,915
EastGroup Properties, Inc.	779	46,849
Education Realty Trust, Inc.	1,205	42,633
Empire State Realty Trust, Inc., Class A	2,269	42,680
EPR Properties	1,236	74,197
Equity Commonwealth (I)	2,882	76,517
Equity LifeStyle Properties, Inc.	1,863	102,372
Equity One, Inc.	2,788	74,412
Equity Residential	8,446	657,606
Essex Property Trust, Inc.	1,487	341,861
Excel Trust, Inc.	1,798	25,208
Extra Space Storage, Inc.	2,706	182,844
Federal Realty Investment Trust	1,545	227,439
FelCor Lodging Trust, Inc.	3,209	36,871
First Industrial Realty Trust, Inc.	2,658	56,961
First Potomac Realty Trust	1,475	17,538
Franklin Street Properties Corp.	2,442	31,306
Gaming and Leisure Properties, Inc.	2,074	76,468
General Growth Properties, Inc.	20,710	611,981
Getty Realty Corp.	1,062	19,328
Government Properties Income Trust	1,666	38,068
Gramercy Property Trust, Inc.	823	23,102
Hatteras Financial Corp.	2,201	39,970
HCP, Inc.	10,605	458,242
Health Care REIT, Inc.	7,189	556,141
Healthcare Realty Trust, Inc.	2,408	66,894
Healthcare Trust of America, Inc., Class A	2,728	76,002
Hersha Hospitality Trust	5,147	33,301
Highwoods Properties, Inc.	2,055	94,078
Home Properties, Inc.	1,318	91,324
Hospitality Properties Trust	3,315	109,362
Host Hotels & Resorts, Inc.	17,657	356,318
Hudson Pacific Properties, Inc.	1,670	55,427
Independence Realty Trust, Inc.	1,051	9,974
Inland Real Estate Corp.	2,409	25,752
Invesco Mortgage Capital, Inc.	2,791	43,344
Investors Real Estate Trust	2,505	18,788
Iron Mountain, Inc.	4,824	175,980
iStar Financial, Inc. (I)	2,248	29,224
JAVELIN Mortgage Investment Corp.	1,059	8,006
Kilroy Realty Corp.	1,914	145,789
Kimco Realty Corp.	9,470	254,270
Kite Realty Group Trust	2,004	56,453
Lamar Advertising Company, Class A	2,209	130,927
LaSalle Hotel Properties	2,426	94,274
Lexington Realty Trust	5,628	55,323
Liberty Property Trust	3,388	120,952
LTC Properties, Inc.	822	37,812
Mack-Cali Realty Corp.	2,086	40,218
Medical Properties Trust, Inc.	3,932	57,958
MFA Financial, Inc.	7,524	59,139
Mid-America Apartment Communities, Inc.	1,694	130,895
Monmouth Real Estate
Investment Corp., Class A	1,889	20,987
National Health Investors, Inc.	812	57,660
National Retail Properties, Inc.	2,759	113,036
New Residential Investment Corp.	3,019	45,376
New Senior Investment Group Inc	1,798	29,901
New York Mortgage Trust, Inc.	1,975	15,326
New York REIT, Inc.	4,346	45,546
Newcastle Investment Corp.	1,798	8,720
NorthStar Realty Finance (L)	5,759	104,353
Omega Healthcare Investors, Inc.	2,861	116,071
One Liberty Properties, Inc.	787	19,219
Outfront Media, Inc.	3,109	93,021
Owens Realty Mortgage, Inc.	632	9,467
Parkway Properties, Inc.	2,579	44,746
Pebblebrook Hotel Trust	1,599	74,465
Pennsylvania Real Estate Investment Trust	1,656	38,469
PennyMac Mortgage Investment Trust	1,521	32,382

The accompanying notes are an integral part of the financial statements.	280

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Real estate investment trusts (continued)
Piedmont Office Realty Trust, Inc., Class A	3,612	$67,219
Plum Creek Timber Company, Inc.	4,045	175,755
Post Properties, Inc.	1,263	71,903
Potlatch Corp.	951	38,078
Prologis, Inc.	11,743	511,525
PS Business Parks, Inc.	623	51,734
Public Storage	4,018	792,109
QTS Realty Trust, Inc., Class A	719	26,179
RAIT Financial Trust	2,187	15,003
Ramco-Gershenson Properties Trust	1,766	32,848
Rayonier, Inc.	2,819	76,000
Realty Income Corp.	5,117	264,037
Redwood Trust, Inc.	2,106	37,634
Regency Centers Corp.	2,143	145,810
Resource Capital Corp.	3,205	14,551
Retail Opportunity Investments Corp.	1,793	32,812
Retail Properties of America, Inc., Class A	5,457	87,476
Rexford Industrial Realty, Inc.	899	14,213
RLJ Lodging Trust	3,050	95,496
Rouse Properties, Inc.	1,430	27,113
Ryman Hospitality Properties	1,232	75,041
Sabra Health Care REIT, Inc.	1,195	39,614
Saul Centers, Inc.	486	27,799
Select Income REIT	1,310	32,737
Senior Housing Properties Trust	4,602	102,118
Silver Bay Realty Trust Corp.	1,100	17,776
Simon Property Group, Inc.	7,257	1,419,759
SL Green Realty Corp.	2,231	286,416
Sovran Self Storage, Inc.	788	74,025
Spirit Realty Capital, Inc.	9,291	112,235
STAG Industrial, Inc.	1,358	31,940
Starwood Property Trust, Inc.	4,985	121,136
Starwood Waypoint Residential Trust (L)	918	23,730
Strategic Hotels & Resorts, Inc. (I)	5,792	71,995
Summit Hotel Properties, Inc.	2,378	33,458
Sun Communities, Inc.	1,125	75,060
Sunstone Hotel Investors, Inc.	5,081	84,700
Tanger Factory Outlet Centers	2,168	76,249
Taubman Centers, Inc.	1,475	113,767
Terreno Realty Corp.	993	22,640
The Macerich Company	3,200	269,856
Trade Street Residential, Inc.	1,158	8,291
Two Harbors Investment Corp.	7,848	83,346
UDR, Inc.	5,913	201,219
Universal Health Realty Income Trust	503	28,294
Urban Edge Properties	2,181	51,690
Urstadt Biddle Properties, Inc.	242	4,552
Urstadt Biddle Properties, Inc., Class A	910	20,985
Ventas, Inc.	6,832	498,873
Vornado Realty Trust	4,362	488,544
Washington Real Estate Investment Trust	1,560	43,103
Weingarten Realty Investors	2,862	102,975
Western Asset Mortgage Capital Corp.	1,122	16,920
Weyerhaeuser Company	12,375	410,231
Wheeler Real Estate Investment Trust, Inc.	1,681	3,849
Winthrop Realty Trust	1,052	17,169
WP Carey, Inc.	2,249	152,932
WP Glimcher, Inc.	4,412	73,372
		21,343,879
Real estate management and development - 0.2%
Alexander & Baldwin, Inc.	1,192	51,471
American Spectrum Realty, Inc. (I)	265	32
AV Homes, Inc. (I)	996	15,896
CBRE Group, Inc., Class A (I)	7,748	299,925
Forest City Enterprises, Inc., Class A (I)	4,623	117,979
Forestar Group, Inc. (I)	1,047	16,511
FRP Holdings, Inc. (I)	434	15,798
Gladstone Land Corp.	633	7,628
Jones Lang LaSalle, Inc.	1,021	173,978
Kennedy-Wilson Holdings, Inc.	2,289	59,834
Marcus & Millichap, Inc. (I)	862	32,308
Tejon Ranch Company (I)	488	12,908
The Howard Hughes Corp. (I)	922	142,928
The St. Joe Company (I)	2,200	40,832
		988,028
Thrifts and mortgage finance - 0.3%
Astoria Financial Corp.	2,156	27,920
Beneficial Bancorp, Inc. (I)	2,114	23,867
Berkshire Hills Bancorp, Inc.	656	18,171
BofI Holding, Inc. (I)	329	30,610
Brookline Bancorp, Inc.	2,335	23,467
Capitol Federal Financial, Inc.	3,236	40,450
Chicopee Bancorp, Inc.	729	12,306
Clifton Bancorp, Inc.	1,200	16,932
Dime Community Bancshares, Inc.	1,286	20,705
Doral Financial Corp. (I)	195	16
EverBank Financial Corp.	2,690	48,501
Federal Agricultural Mortgage Corp., Class C	323	9,105
Federal Home Loan Mortgage Corp. (I)(L)	15,491	35,319
Federal National Mortgage Association (I)(L)	27,693	65,079
First Defiance Financial Corp.	515	16,902
Flagstar Bancorp, Inc. (I)	1,507	21,867
Fox Chase Bancorp, Inc.	1,070	18,008
HF Financial Corp.	665	9,822
HomeStreet, Inc. (I)	713	13,062
Hudson City Bancorp, Inc.	12,343	129,355
IMPAC Mortgage Holdings, Inc. (I)	266	3,312
Kearny Financial Corp. (I)	1,615	21,932
Ladder Capital Corp., Class A (I)	2,354	43,573
LendingTree, Inc. (I)	326	18,259
Meridian Bancorp, Inc. (I)	1,352	17,806
MGIC Investment Corp. (I)	8,139	78,379
Naugatuck Valley Financial Corp. (I)	892	8,189
New Hampshire Thrift Bancshares, Inc.	812	12,667
New York Community Bancorp, Inc. (L)	9,326	156,024
NMI Holdings, Inc., Class A (I)	1,469	11,003
Northfield Bancorp, Inc.	1,491	22,097
Northwest Bancshares, Inc.	2,417	28,641
OceanFirst Financial Corp.	1,130	19,515
Ocwen Financial Corp. (I)(L)	2,993	24,692
Oritani Financial Corp.	1,190	17,315
People’s United Financial, Inc.	6,498	98,770
Provident Financial Services, Inc.	1,750	32,638
Radian Group, Inc.	4,589	77,049
Security National Financial Corp., Class A (I)	463	2,468
Territorial Bancorp, Inc.	817	19,412
TFS Financial Corp.	6,784	99,589
TrustCo Bank Corp.	2,802	19,278
United Community Financial Corp.	1,925	10,511
United Financial Bancorp, Inc.	1,528	18,993
Walker & Dunlop, Inc. (I)	894	15,851
Washington Federal, Inc.	2,085	45,463
WSFS Financial Corp.	300	22,689
		1,527,579
		102,052,345

The accompanying notes are an integral part of the financial statements.	281

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care - 12.6%
Biotechnology - 3.1%
ACADIA Pharmaceuticals, Inc. (I)	2,272	$74,044
Acceleron Pharma, Inc. (I)	639	24,320
Achillion Pharmaceuticals, Inc. (I)	2,357	23,240
Acorda Therapeutics, Inc. (I)	997	33,180
Aegerion Pharmaceuticals, Inc. (I)(L)	693	18,136
Affymax, Inc.	914	110
Agios Pharmaceuticals, Inc. (I)	744	70,159
Akebia Therapeutics, Inc. (I)(L)	384	4,266
Alder Biopharmaceuticals, Inc. (I)	876	25,281
Alexion Pharmaceuticals, Inc. (I)	4,620	800,646
Alkermes PLC (I)	3,410	207,908
Alnylam Pharmaceuticals, Inc. (I)	1,814	189,418
AMAG Pharmaceuticals, Inc. (I)	504	27,549
Ambit Biosciences Corp. (I)	515	309
Amgen, Inc.	17,742	2,836,059
Amicus Therapeutics, Inc. (I)	2,070	22,522
Anacor Pharmaceuticals, Inc. (I)	1,005	58,139
Anthera Pharmaceuticals, Inc. (I)	2,041	9,123
Applied Genetic Technologies Corp. (I)	426	8,516
Ardelyx Inc (I)	547	7,160
Arena Pharmaceuticals, Inc. (I)(L)	5,611	24,520
ARIAD Pharmaceuticals, Inc. (I)(L)	4,350	35,844
ArQule, Inc. (I)	1,903	4,263
Array BioPharma, Inc. (I)(L)	3,361	24,771
Arrowhead Research Corp. (I)(L)	1,645	11,128
Asterias Biotherapeutics, Inc. (I)	151	1,018
Auspex Pharmaceuticals, Inc. (I)	529	53,043
Avalanche Biotechnologies, Inc. (I)	534	21,638
AVEO Pharmaceuticals, Inc. (I)	937	1,359
BIND Therapeutics, Inc. (I)	634	3,481
BioCryst Pharmaceuticals, Inc. (I)(L)	1,528	13,798
Biogen, Inc. (I)	5,519	2,330,343
BioMarin Pharmaceutical, Inc. (I)	3,449	429,814
BioTime, Inc. (I)(L)	2,574	12,793
Bluebird Bio, Inc. (I)	466	56,279
Cara Therapeutics, Inc. (I)	743	7,467
CEL-SCI Corp. (I)	923	969
Celgene Corp. (I)	18,695	2,155,160
Celladon Corp. (I)	703	13,315
Celldex Therapeutics, Inc. (I)(L)	2,207	61,509
Cepheid, Inc. (I)	1,626	92,519
ChemoCentryx, Inc. (I)	1,019	7,693
Chimerix, Inc. (I)	598	22,539
Clovis Oncology, Inc. (I)	780	57,899
Concert Pharmaceuticals Inc (I)	590	8,936
Coronado Biosciences, Inc. (I)	808	3,111
CTI BioPharma Corp. (I)	3,833	6,938
Curis, Inc. (I)	1,723	4,135
Cytokinetics, Inc. (I)	592	4,014
Cytori Therapeutics, Inc. (I)(L)	4,643	5,479
Dendreon Corp. (I)	5,942	232
Dicerna Pharmaceuticals, Inc. (I)	616	14,802
Durata Therapeutics, Inc. (I)	722	1,321
Dyax Corp. (I)	3,331	55,811
Dynavax Technologies Corp. (I)(L)	804	18,034
Emergent Biosolutions, Inc. (I)	908	26,114
Enanta Pharmaceuticals, Inc. (I)(L)	448	13,718
Enzon Pharmaceuticals, Inc.	1,758	1,863
Epirus Biopharmaceuticals, Inc. (I)	39	349
Epizyme, Inc. (I)	647	12,151
Esperion Therapeutics, Inc. (I)	413	38,244
Exact Sciences Corp. (I)(L)	1,948	42,895
Exelixis, Inc. (I)(L)	4,652	11,956
Five Prime Therapeutics, Inc. (I)	578	13,207
Flexion Therapeutics, Inc. (I)	500	11,260
Foundation Medicine, Inc. (I)(L)	681	32,763
Galena Biopharma, Inc. (I)	4,519	6,281
Genocea Biosciences, Inc. (I)	622	7,377
Genomic Health, Inc. (I)	747	22,821
Geron Corp. (I)(L)	3,630	13,685
Gilead Sciences, Inc. (I)	35,329	3,466,835
GTx, Inc. (I)	1,712	1,157
Halozyme Therapeutics, Inc. (I)	2,949	42,112
Hyperion Therapeutics, Inc. (I)	613	28,137
Immune Design Corp. (I)	432	9,120
ImmunoCellular Therapeutics, Ltd. (I)	2,073	1,005
ImmunoGen, Inc. (I)(L)	1,931	17,282
Immunomedics, Inc. (I)(L)	2,223	8,514
Incyte Corp. (I)	3,937	360,865
Infinity Pharmaceuticals, Inc. (I)	1,260	17,615
Inovio Pharmaceuticals, Inc. (I)(L)	1,464	11,946
Insmed, Inc. (I)	1,079	22,443
Insys Therapeutics, Inc. (I)(L)	803	46,678
Intercept Pharmaceuticals, Inc. (I)(L)	498	140,446
Intrexon Corp. (I)(L)	2,147	97,409
Ironwood Pharmaceuticals, Inc. (I)	3,209	51,344
Isis Pharmaceuticals, Inc. (I)	2,779	176,939
Keryx Biopharmaceuticals, Inc. (I)(L)	2,088	26,580
Kite Pharma, Inc. (I)	898	51,797
Kythera Biopharmaceuticals, Inc. (I)	566	28,385
Lexicon Pharmaceuticals, Inc. (I)(L)	11,846	11,186
Ligand Pharmaceuticals, Inc. (I)	534	41,177
MacroGenics, Inc. (I)	697	21,865
MannKind Corp. (I)(L)	9,636	50,107
Medivation, Inc. (I)	1,776	229,228
Merrimack Pharmaceuticals, Inc. (I)(L)	2,436	28,940
MiMedx Group, Inc. (I)(L)	2,301	23,930
Momenta Pharmaceuticals, Inc. (I)	1,421	21,599
Myriad Genetics, Inc. (I)(L)	1,697	60,074
Nanosphere, Inc. (I)	1,542	358
Neuralstem, Inc. (I)(L)	2,608	4,955
Neurocrine Biosciences, Inc. (I)	1,654	65,680
NewLink Genetics Corp. (I)	768	42,017
Northwest Biotherapeutics, Inc. (I)(L)	2,131	15,705
Novavax, Inc. (I)	5,135	42,466
Omthera Pharmaceuticals, Inc. (I)	598	368
OncoGenex Pharmaceuticals, Inc. (I)	486	1,045
OncoMed Pharmaceuticals, Inc. (I)	664	17,118
Onconova Therapeutics, Inc. (I)	648	1,562
Ophthotech Corp. (I)	656	30,524
OPKO Health, Inc. (I)(L)	10,344	146,574
Orexigen Therapeutics, Inc. (I)	3,358	26,293
Osiris Therapeutics, Inc. (I)(L)	877	15,418
Otonomy, Inc. (I)	519	18,352
OvaScience, Inc. (I)(L)	531	18,442
PDL BioPharma, Inc. (L)	3,871	27,232
Peregrine Pharmaceuticals, Inc. (I)	7,182	9,696
Pharmacyclics, Inc. (I)	1,780	455,591
PharmAthene, Inc. (I)	2,050	3,342
Portola Pharmaceuticals, Inc. (I)	802	30,444
Progenics Pharmaceuticals, Inc. (I)	2,184	13,060
Protalix BioTherapeutics, Inc. (I)	2,723	4,847
PTC Therapeutics, Inc. (I)	640	38,944
Puma Biotechnology, Inc. (I)	682	161,027
Raptor Pharmaceutical Corp. (I)(L)	1,637	17,794

The accompanying notes are an integral part of the financial statements.	282

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Receptos, Inc. (I)	437	$72,057
Regeneron Pharmaceuticals, Inc. (I)	2,362	1,066,396
Regulus Therapeutics, Inc. (I)(L)	805	13,637
Repligen Corp. (I)	766	23,256
Retrophin, Inc. (I)	447	10,710
Rigel Pharmaceuticals, Inc. (I)	2,154	7,690
Sage Therapeutics, Inc. (I)(L)	622	31,243
Sangamo BioSciences, Inc. (I)	1,501	23,536
Sarepta Therapeutics, Inc. (I)(L)	1,043	13,851
Savient Pharmaceuticals, Inc. (I)	1,834	0
Seattle Genetics, Inc. (I)	2,827	99,934
SIGA Technologies, Inc. (I)	1,202	2,332
Spectrum Pharmaceuticals, Inc. (I)(L)	1,952	11,849
Sunesis Pharmaceuticals, Inc. (I)	1,601	3,922
Synageva BioPharma Corp. (I)	753	73,440
Synergy Pharmaceuticals, Inc. (I)(L)	2,510	11,596
Synta Pharmaceuticals Corp. (I)	3,256	6,317
Synthetic Biologics, Inc. (I)	3,772	8,261
T2 Biosystems, Inc. (I)	544	8,443
Targacept, Inc. (I)	722	2,144
TESARO, Inc. (I)(L)	903	51,832
Threshold Pharmaceuticals, Inc. (I)	2,246	9,119
Ultragenyx Pharmaceutical, Inc. (I)	688	42,718
United Therapeutics Corp. (I)	1,103	190,196
Vanda Pharmaceuticals, Inc. (I)	813	7,561
Verastem, Inc. (I)	716	7,282
Vericel Corp. (I)	158	585
Versartis, Inc. (I)	475	8,726
Vertex Pharmaceuticals, Inc. (I)	5,569	656,975
Vital Therapies, Inc. (I)(L)	664	16,607
Xencor, Inc. (I)	877	13,436
XOMA Corp. (I)	2,314	8,423
Zafgen, Inc. (I)	643	25,469
ZIOPHARM Oncology, Inc. (I)(L)	2,099	22,606
		19,116,462
Health care equipment and supplies - 1.6%
Abaxis, Inc.	476	30,516
Abbott Laboratories	35,176	1,629,704
ABIOMED, Inc. (I)	1,039	74,372
Accuray, Inc. (I)(L)	1,959	18,219
Alere, Inc. (I)	1,895	92,666
Align Technology, Inc. (I)	1,916	103,052
Allied Healthcare Products, Inc. (I)	1,783	2,906
Alphatec Holdings, Inc. (I)	2,105	3,052
Analogic Corp.	318	28,906
AngioDynamics, Inc. (I)	1,074	19,106
Anika Therapeutics, Inc. (I)	309	12,722
Antares Pharma, Inc. (I)(L)	3,213	8,707
AtriCure, Inc. (I)	972	19,916
Atrion Corp.	45	15,548
Baxano Surgical, Inc. (I)	1,095	2
Baxter International, Inc.	12,660	867,210
Becton, Dickinson and Company	4,826	692,965
Biolase, Inc. (I)	1,230	2,485
Boston Scientific Corp. (I)	31,126	552,487
C.R. Bard, Inc.	1,730	289,516
Cantel Medical Corp.	1,032	49,020
Cardiovascular Systems, Inc. (I)	758	29,592
CONMED Corp.	658	33,222
Cyberonics, Inc. (I)(L)	593	38,498
Cynosure, Inc., Class A (I)	691	21,193
Delcath Systems, Inc. (I)	78	75
DENTSPLY International, Inc.	3,194	162,543
DexCom, Inc. (I)	1,823	113,646
Edwards Lifesciences Corp. (I)	2,471	352,019
Endologix, Inc. (I)	1,563	26,680
EnteroMedics, Inc. (I)	2,044	1,870
Exactech, Inc. (I)	465	11,918
GenMark Diagnostics, Inc. (I)	1,303	16,913
Globus Medical, Inc., Class A (I)	2,359	59,541
Greatbatch, Inc. (I)	531	30,718
Haemonetics Corp. (I)	1,210	54,353
Halyard Health, Inc. (I)	1,088	53,530
HeartWare International, Inc. (I)	402	35,284
Hill-Rom Holdings, Inc.	1,350	66,150
Hologic, Inc. (I)	6,532	215,719
ICU Medical, Inc. (I)	360	33,530
IDEXX Laboratories, Inc. (I)	1,173	181,205
Inogen, Inc. (I)	564	18,042
Insulet Corp. (I)	1,332	44,422
Integra LifeSciences Holdings Corp. (I)	811	49,998
Intuitive Surgical, Inc. (I)	841	424,730
Invacare Corp.	804	15,606
iRadimed Corp. (I)	718	10,935
Iridex Corp. (I)	746	7,818
K2M Group Holdings, Inc. (I)	1,052	23,197
Kewaunee Scientific Corp.	314	5,470
LDR Holding Corp. (I)	525	19,236
LeMaitre Vascular, Inc.	746	6,251
Masimo Corp. (I)	1,228	40,499
MELA Sciences, Inc. (I)	89	229
Meridian Bioscience, Inc.	1,077	20,549
Merit Medical Systems, Inc. (I)	1,003	19,308
Natus Medical, Inc. (I)	845	33,352
Neogen Corp. (I)	891	41,636
NuVasive, Inc. (I)	1,152	52,980
NxStage Medical, Inc. (I)	1,350	23,355
Ocular Therapeutix, Inc. (I)	655	27,500
OraSure Technologies, Inc. (I)	1,641	10,732
Orthofix International NV (I)	450	16,151
PhotoMedex, Inc. (I)	575	1,156
Quidel Corp. (I)	889	23,985
ResMed, Inc.	3,264	234,290
Rockwell Medical Technologies, Inc. (I)	1,088	11,892
Roka Bioscience, Inc. (I)	746	2,387
Sirona Dental Systems, Inc. (I)	1,325	119,237
Spectranetics Corp. (I)(L)	1,076	37,402
St. Jude Medical, Inc.	6,652	435,041
STAAR Surgical Company (I)	873	6,486
STERIS Corp.	1,337	93,951
Stryker Corp.	8,846	816,044
SurModics, Inc. (I)	502	13,067
Symmetry Surgical, Inc. (I)	253	1,854
Synergetics USA, Inc. (I)	781	4,210
Teleflex, Inc.	962	116,238
The Cooper Companies, Inc.	1,107	207,474
Thoratec Corp. (I)	1,365	57,180
TriVascular Technologies, Inc. (I)	804	8,434
Unilife Corp. (I)(L)	2,757	11,056
Uroplasty, Inc. (I)	1,021	1,246
Utah Medical Products, Inc.	216	12,930
Varian Medical Systems, Inc. (I)	2,401	225,910
Vascular Solutions, Inc. (I)	536	16,252
West Pharmaceutical Services, Inc.	1,609	96,878
Wright Medical Group, Inc. (I)	1,188	30,650
Zeltiq Aesthetics, Inc. (I)	935	28,826

The accompanying notes are an integral part of the financial statements.	283

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Zimmer Holdings, Inc.	3,932	$462,089
		10,039,437
Health care providers and services - 2.5%
Acadia Healthcare Company, Inc. (I)	1,241	88,856
Accretive Health, Inc. (I)	2,325	13,439
Aceto Corp.	706	15,532
Adeptus Health, Inc., Class A (I)(L)	658	33,045
Aetna, Inc.	8,278	881,855
Air Methods Corp. (I)	930	43,329
Almost Family, Inc. (I)	242	10,820
Amedisys, Inc. (I)	738	19,764
American Caresource Holdings, Inc. (I)	2,009	6,027
AmerisourceBergen Corp.	5,216	592,903
AMN Healthcare Services, Inc. (I)	1,002	23,116
Amsurg Corp. (I)	1,135	69,825
Anthem, Inc.	6,396	987,606
Bio-Reference Labs, Inc. (I)	734	25,866
BioScrip, Inc. (I)	1,595	7,066
Brookdale Senior Living, Inc. (I)	4,101	154,854
Capital Senior Living Corp. (I)	703	18,236
Cardinal Health, Inc.	7,835	707,265
Catamaran Corp. (I)	4,772	284,125
Centene Corp. (I)	2,780	196,518
Chemed Corp.	429	51,223
Cigna Corp.	6,156	796,833
Community Health Systems, Inc. (I)	2,740	143,247
CorVel Corp. (I)	482	16,586
Cross Country Healthcare, Inc. (I)	1,058	12,548
DaVita HealthCare Partners, Inc. (I)	4,983	405,018
Envision Healthcare Holdings, Inc. (I)	4,223	161,952
ExamWorks Group, Inc. (I)	982	40,871
Express Scripts Holding Company (I)	17,441	1,513,356
Hanger, Inc. (I)	841	19,082
HCA Holdings, Inc. (I)	10,103	760,049
Health Net, Inc. (I)	1,922	116,262
HealthEquity, Inc. (I)	1,249	31,213
HealthSouth Corp.	1,991	88,321
Healthways, Inc. (I)	968	19,070
Henry Schein, Inc. (I)	1,952	272,538
Hooper Holmes Inc (I)	9,709	5,049
Humana, Inc.	3,598	640,516
InfuSystems Holdings, Inc. (I)	1,524	4,130
IPC Healthcare, Inc. (I)	426	19,869
Kindred Healthcare, Inc.	1,792	42,632
Laboratory Corp. of America Holdings (I)	2,327	293,411
Landauer, Inc.	263	9,242
LHC Group, Inc. (I)	506	16,713
LifePoint Hospitals, Inc. (I)	1,048	76,976
Magellan Health Services, Inc. (I)	700	49,574
McKesson Corp.	5,405	1,222,611
Medcath Corp. (I)	613	840
MEDNAX, Inc. (I)	2,303	166,991
Molina Healthcare, Inc. (I)	1,059	71,260
National Healthcare Corp.	369	23,509
National Research Corp., Class B	660	21,120
Omnicare, Inc.	2,263	174,387
Owens & Minor, Inc.	1,467	49,643
Patterson Companies, Inc.	2,325	113,437
PDI, Inc. (I)	770	1,040
PharMerica Corp. (I)	818	23,059
Premier, Inc., Class A (I)	3,304	124,164
Psychemedics Corp.	470	7,802
Quest Diagnostics, Inc.	3,339	256,602
RadNet, Inc. (I)	1,485	12,474
Select Medical Holdings Corp.	3,255	48,272
Surgical Care Affiliates, Inc. (I)	823	28,254
Team Health Holdings, Inc. (I)	1,628	95,254
Tenet Healthcare Corp. (I)	2,266	112,190
The Ensign Group, Inc.	547	25,632
The Providence Service Corp. (I)	384	20,398
Trupanion, Inc. (I)	1,144	9,152
UnitedHealth Group, Inc.	22,717	2,687,194
Universal American Corp. (I)	1,908	20,377
Universal Health Services, Inc., Class B	2,293	269,909
US Physical Therapy, Inc.	394	18,715
VCA, Inc. (I)	1,958	107,338
WellCare Health Plans, Inc. (I)	1,019	93,198
		15,591,150
Health care technology - 0.2%
Allscripts Healthcare Solutions, Inc. (I)	4,228	50,567
athenahealth, Inc. (I)	894	106,735
Castlight Health, Inc., B Shares (I)(L)	2,151	16,692
Cerner Corp. (I)	7,984	584,908
Computer Programs & Systems, Inc. (L)	274	14,867
HealthStream, Inc. (I)	711	17,917
HMS Holdings Corp. (I)	2,028	31,333
IMS Health Holdings, Inc. (I)	7,770	210,334
MedAssets, Inc. (I)	1,448	27,251
Medidata Solutions, Inc. (I)	1,308	64,144
Merge Healthcare, Inc. (I)	4,292	19,185
Omnicell, Inc. (I)	940	32,994
Quality Systems, Inc.	1,382	22,084
Veeva Systems, Inc., Class A (I)	2,874	73,373
Vocera Communications, Inc. (I)	551	5,466
		1,277,850
Life sciences tools and services - 0.6%
Accelerate Diagnostics, Inc. (I)(L)	997	22,433
Affymetrix, Inc. (I)	2,012	25,271
Agilent Technologies, Inc.	7,772	322,927
Albany Molecular Research, Inc. (I)(L)	803	14,133
BG Medicine, Inc. (I)	1,563	1,266
Bio-Rad Laboratories, Inc., Class A (I)	662	89,489
Bio-Techne Corp.	832	83,441
Bruker Corp. (I)	3,989	73,677
Cambrex Corp. (I)	660	26,156
Charles River
Laboratories International, Inc. (I)	1,061	84,127
Fluidigm Corp. (I)	639	26,902
Illumina, Inc. (I)	3,259	605,001
Luminex Corp. (I)	925	14,800
Mettler-Toledo International, Inc. (I)	673	221,181
Pacific Biosciences of California, Inc. (I)	1,657	9,677
PAREXEL International Corp. (I)	1,321	91,136
PerkinElmer, Inc.	2,548	130,305
Quintiles Transnational Holdings, Inc. (I)	2,944	197,160
Sequenom, Inc. (I)(L)	2,766	10,926
Thermo Fisher Scientific, Inc.	9,336	1,254,198
Waters Corp. (I)	1,956	243,170
		3,547,376
Pharmaceuticals - 4.6%
AbbVie, Inc.	37,209	2,178,215
AcelRx Pharmaceuticals, Inc. (I)	1,558	6,014
Actavis PLC (I)	8,734	2,599,413
Acura Pharmaceuticals, Inc. (I)	1,383	1,093

The accompanying notes are an integral part of the financial statements.	284

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Aerie Pharmaceuticals, Inc. (I)	629	$19,713
Akorn, Inc. (I)	2,483	117,967
Alexza Pharmaceuticals, Inc. (I)	2,067	4,279
Alimera Sciences, Inc. (I)	814	4,078
Amphastar Pharmaceuticals, Inc. (I)	1,165	17,428
Ampio Pharmaceuticals, Inc. (I)(L)	1,904	14,337
ANI Pharmaceuticals, Inc. (I)(L)	349	21,830
Apricus Biosciences, Inc. (I)(L)	3,553	6,644
Aratana Therapeutics, Inc. (I)	557	8,918
Assembly Biosciences, Inc. (I)	683	9,043
BioDelivery Sciences International, Inc. (I)	1,190	12,495
Bristol-Myers Squibb Company	38,765	2,500,343
Catalent, Inc. (I)	2,735	85,195
Cempra, Inc. (I)	1,116	38,290
Chelsea Therapeutics International, Ltd. (I)(L)	1,686	135
Columbia Laboratories, Inc. (I)	351	2,180
ContraVir Pharmaceuticals, Inc. (I)	246	740
Corcept Therapeutics, Inc. (I)	2,803	15,697
Cumberland Pharmaceuticals, Inc. (I)	672	4,476
Depomed, Inc. (I)	1,587	35,565
Durect Corp. (I)	2,824	5,394
Eli Lilly & Company	26,107	1,896,674
Endo International PLC (I)	2,949	264,525
Endocyte, Inc. (I)	899	5,628
Furiex Pharmaceuticals, Inc. (I)	242	1,970
Horizon Pharma, Inc. (I)	2,572	66,795
Hospira, Inc. (I)	3,963	348,110
IGI Laboratories, Inc. (I)(L)	1,342	10,951
Impax Laboratories, Inc. (I)	1,658	77,710
Imprimis Pharmaceuticals, Inc. (I)	779	6,209
Intersect ENT, Inc. (I)	636	16,428
Johnson & Johnson	65,967	6,636,280
Lannett Company, Inc. (I)(L)	902	61,074
Merck & Company, Inc.	67,440	3,876,451
Mylan NV (I)	8,734	518,363
Nektar Therapeutics (I)	3,002	33,022
Omeros Corp. (I)(L)	833	18,351
Pacira Pharmaceuticals, Inc. (I)	817	72,590
Pernix Therapeutics Holdings (I)	778	8,317
Pfizer, Inc.	148,253	5,157,722
Phibro Animal Health Corp., Class A	1,003	35,516
Prestige Brands Holdings, Inc. (I)	1,278	54,813
Relypsa, Inc. (I)	705	25,429
Repros Therapeutics, Inc. (I)	409	3,513
Revance Therapeutics, Inc. (I)	531	11,008
Sagent Pharmaceuticals, Inc. (I)	726	16,880
Salix Pharmaceuticals, Ltd. (I)(L)	1,485	256,623
SciClone Pharmaceuticals, Inc. (I)	1,414	12,528
Sucampo Pharmaceuticals, Inc., Class A (I)(L)	1,511	23,511
Supernus Pharmaceuticals, Inc. (I)	1,455	17,591
Tetraphase Pharmaceuticals, Inc. (I)	536	19,639
The Medicines Company (I)	1,542	43,207
TherapeuticsMD, Inc. (I)	2,858	17,291
Theravance, Inc. (L)	2,605	40,951
Trius Therapeutics, Inc. (I)(L)	1,243	137
VIVUS, Inc. (I)	2,325	5,720
XenoPort, Inc. (I)	1,347	9,591
Zoetis, Inc.	11,709	542,010
Zogenix, Inc. (I)	3,564	4,883
ZS Pharma, Inc. (I)	502	21,124
		27,948,617
		77,520,892
Industrials - 10.0%
Aerospace and defense - 2.4%
AAR Corp.	1,006	30,884
Aerovironment, Inc. (I)	570	15,111
American Science & Engineering, Inc.	220	10,749
API Technologies Corp. (I)	1,409	2,917
Astronics Corp. (I)	519	38,250
Astrotech Corp. (I)	2,372	7,353
B/E Aerospace, Inc.	2,435	154,915
CPI Aerostructures, Inc. (I)	277	3,379
Cubic Corp.	656	33,961
Curtiss-Wright Corp.	1,137	84,070
DigitalGlobe, Inc. (I)	1,782	60,713
Ducommun, Inc. (I)	443	11,474
Engility Holdings, Inc.	400	12,016
Esterline Technologies Corp. (I)	729	83,412
Exelis, Inc.	4,301	104,815
GenCorp, Inc. (I)	1,536	35,620
General Dynamics Corp.	7,819	1,061,273
HEICO Corp., Class A	1,395	69,108
Hexcel Corp.	2,201	113,175
Honeywell International, Inc.	18,324	1,911,376
Huntington Ingalls Industries, Inc.	1,114	156,127
Innovative Solutions & Support, Inc. (I)	1,956	7,433
KLX, Inc. (I)	1,217	46,903
Kratos Defense & Security Solutions, Inc. (I)	1,499	8,289
L-3 Communications Holdings, Inc.	1,996	251,077
LMI Aerospace, Inc. (I)	376	4,591
Lockheed Martin Corp.	7,413	1,504,542
Moog, Inc., Class A (I)	991	74,375
National Presto Industries, Inc.	167	10,586
Northrop Grumman Corp.	4,834	778,081
Orbital ATK, Inc.	1,419	108,738
Precision Castparts Corp.	3,359	705,390
Raytheon Company	7,243	791,298
Rockwell Collins, Inc.	3,124	301,622
Spirit Aerosystems Holdings, Inc., Class A (I)	3,306	172,606
TASER International, Inc. (I)	1,282	30,909
Teledyne Technologies, Inc. (I)	849	90,614
Textron, Inc.	6,522	289,120
The Boeing Company	16,870	2,531,850
The KEYW Holding Corp. (I)	815	6,707
TransDigm Group, Inc.	1,214	265,526
Triumph Group, Inc.	1,147	68,499
United Technologies Corp.	21,420	2,510,424
Vectrus, Inc. (I)	257	6,551
		14,566,429
Air freight and logistics - 0.6%
Air T, Inc. (I)	419	10,303
Air Transport Services Group, Inc. (I)	1,747	16,107
Atlas Air Worldwide Holdings, Inc. (I)	649	27,920
C.H. Robinson Worldwide, Inc.	3,402	249,094
Echo Global Logistics, Inc. (I)	676	18,428
Expeditors International of Washington, Inc.	4,529	218,207
FedEx Corp.	6,624	1,095,941
Forward Air Corp.	714	38,770
Hub Group, Inc., Class A (I)	882	34,654
Park-Ohio Holdings Corp.	343	18,066
United Parcel Service, Inc., Class B	21,353	2,069,960
UTi Worldwide, Inc. (I)	2,522	31,021
XPO Logistics, Inc. (I)	1,533	69,706
		3,898,177

The accompanying notes are an integral part of the financial statements.	285

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Airlines - 0.6%
Alaska Air Group, Inc.	3,027	$200,327
Allegiant Travel Company	389	74,801
American Airlines Group, Inc.	16,786	885,965
Delta Air Lines, Inc.	19,619	882,070
Hawaiian Holdings, Inc. (I)	1,540	33,919
JetBlue Airways Corp. (I)	7,047	135,655
Republic Airways Holdings, Inc. (I)	1,141	15,689
SkyWest, Inc.	1,535	22,426
Southwest Airlines Company	15,917	705,123
Spirit Airlines, Inc. (I)	1,723	133,291
United Continental Holdings, Inc. (I)	8,801	591,867
		3,681,133
Building products - 0.2%
AAON, Inc.	1,449	35,544
Advanced Drainage Systems, Inc.	1,269	37,994
American Woodmark Corp. (I)	470	25,723
AO Smith Corp.	2,086	136,967
Apogee Enterprises, Inc.	713	30,802
Armstrong World Industries, Inc. (I)	1,261	72,470
Builders FirstSource, Inc. (I)	2,899	19,336
Continental Building Products, Inc. (I)	1,218	27,515
Fortune Brands Home & Security, Inc.	3,706	175,961
Gibraltar Industries, Inc. (I)	947	15,540
Griffon Corp.	1,171	20,411
Insteel Industries, Inc.	563	12,178
Lennox International, Inc.	1,106	123,529
Masco Corp.	8,356	223,105
NCI Building Systems, Inc. (I)	1,785	30,845
Nortek, Inc. (I)	350	30,888
Owens Corning	2,675	116,095
Patrick Industries, Inc. (I)	368	22,915
PGT, Inc. (I)	1,305	14,583
Ply Gem Holdings, Inc. (I)	1,531	19,903
Quanex Building Products Corp.	980	19,345
Simpson Manufacturing Company, Inc.	1,094	40,883
Trex Company, Inc. (I)	844	46,023
Universal Forest Products, Inc.	563	31,235
USG Corp. (I)	3,452	92,168
		1,421,958
Commercial services and supplies - 0.6%
ABM Industries, Inc.	1,288	41,036
ACCO Brands Corp. (I)	2,455	20,401
Acme United Corp.	308	5,624
ARC Document Solutions, Inc. (I)	1,558	14,380
Brady Corp., Class A	1,191	33,693
Casella Waste Systems, Inc., Class A (I)	1,234	6,787
Cintas Corp.	2,715	221,625
Civeo Corp.	2,666	6,772
Clean Harbors, Inc. (I)	1,368	77,675
Copart, Inc. (I)	2,964	111,357
Covanta Holding Corp.	3,037	68,120
Deluxe Corp.	1,123	77,801
Ennis, Inc.	718	10,138
Fuel Tech, Inc. (I)	793	2,482
G&K Services, Inc., Class A	454	32,929
Healthcare Services Group, Inc.	1,683	54,075
Herman Miller, Inc.	1,366	37,920
HNI Corp.	1,139	62,839
Hudson Technologies, Inc. (I)	1,078	4,495
InnerWorkings, Inc. (I)	1,940	13,037
Interface, Inc.	1,612	33,497
Intersections, Inc. (I)(L)	680	2,319
KAR Auction Services, Inc.	3,268	123,955
Kimball International, Inc., Class B	1,061	11,119
Knoll, Inc.	1,200	28,116
Matthews International Corp., Class A	747	38,478
McGrath RentCorp.	612	20,141
Metalico, Inc. (I)	1,349	499
Mobile Mini, Inc.	1,167	49,761
MSA Safety, Inc.	925	46,139
Multi-Color Corp.	421	29,188
NL Industries, Inc. (I)	1,224	9,486
Performant Financial Corp. (I)	960	3,264
Perma-fix Environmental Services (I)	1,398	5,396
Pitney Bowes, Inc.	4,588	106,992
Quad/Graphics, Inc.	1,184	27,208
R.R. Donnelley & Sons Company (L)	4,538	87,084
Republic Services, Inc.	8,166	331,213
Rollins, Inc.	5,152	127,409
SP Plus Corp. (I)	481	10,510
Steelcase, Inc., Class A	2,790	52,843
Stericycle, Inc. (I)	1,935	271,732
Swisher Hygiene, Inc. (I)	450	833
Team, Inc. (I)	452	17,619
Tetra Tech, Inc.	1,545	37,111
The ADT Corp.	4,111	170,689
The Brink’s Company	1,094	30,227
TRC Companies, Inc. (I)	1,168	9,718
UniFirst Corp.	475	55,903
United Stationers, Inc.	868	35,579
US Ecology, Inc.	556	27,783
Versar, Inc. (I)	1,039	3,252
Viad Corp.	689	19,168
Waste Connections, Inc.	2,813	135,418
Waste Management, Inc.	10,796	585,467
West Corp.	1,935	65,268
		3,513,570
Construction and engineering - 0.2%
AECOM (I)	2,856	88,022
Aegion Corp. (I)	1,004	18,122
Ameresco, Inc., Class A (I)	1,114	8,244
Argan, Inc.	389	14,070
Comfort Systems USA, Inc.	940	19,778
Dycom Industries, Inc. (I)	863	42,149
EMCOR Group, Inc.	1,546	71,843
Fluor Corp.	3,684	210,577
Furmanite Corp. (I)	1,126	8,884
Granite Construction, Inc.	951	33,418
Great Lakes Dredge & Dock Corp. (I)	2,049	12,314
Jacobs Engineering Group, Inc. (I)	3,098	139,906
KBR, Inc.	3,233	46,814
Layne Christensen Company (I)	532	2,665
MasTec, Inc. (I)	2,008	38,754
MYR Group, Inc. (I)	561	17,582
Northwest Pipe Company (I)	392	8,996
Primoris Services Corp.	1,267	21,780
Quanta Services, Inc. (I)	5,027	143,420
Tutor Perini Corp. (I)	1,191	27,810
		975,148
Electrical equipment - 0.6%
Active Power, Inc. (I)	864	1,892
Acuity Brands, Inc.	1,008	169,505
American Electric Technologies, Inc. (I)	709	2,985
American Superconductor Corp. (I)	124	800

The accompanying notes are an integral part of the financial statements.	286

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electrical equipment (continued)
AMETEK, Inc.	5,700	$299,478
AZZ, Inc.	669	31,169
Broadwind Energy, Inc. (I)	481	2,405
Eaton Corp. PLC	11,140	756,852
Emerson Electric Company	16,350	925,737
Encore Wire Corp.	509	19,281
EnerSys	1,078	69,251
Enphase Energy, Inc. (I)	1,270	16,751
Espey Manufacturing & Electronics Corp.	162	4,633
Franklin Electric Company, Inc.	1,168	44,548
FuelCell Energy, Inc. (I)(L)	8,334	10,418
General Cable Corp.	1,116	19,229
GrafTech International, Ltd. (I)	3,533	13,743
Hubbell, Inc., Class B	1,387	152,043
Ideal Power Inc (I)	763	7,226
Lighting Science Group Corp. (I)	3,647	802
Lime Energy Company (I)	158	574
Orbit International Corp. (I)	2,203	6,984
Plug Power, Inc. (I)(L)	4,666	12,085
Polypore International, Inc. (I)	1,089	64,142
Powell Industries, Inc.	356	12,022
Power Solutions International, Inc. (I)	259	16,651
Regal-Beloit Corp.	1,083	86,553
Revolution Lighting Technologies, Inc. (I)(L)	2,016	2,238
Rockwell Automation, Inc.	3,223	373,836
SolarCity Corp. (I)(L)	2,127	109,073
The Babcock & Wilcox Company	2,438	78,235
Thermon Group Holdings, Inc. (I)	996	23,974
Ultralife Corp. (I)	1,584	6,320
Vicor Corp. (I)	1,178	17,906
		3,359,341
Industrial conglomerates - 1.7%
3M Company	15,161	2,500,807
Carlisle Companies, Inc.	1,466	135,796
Danaher Corp.	16,408	1,393,039
General Electric Company	234,727	5,823,577
Icahn Enterprises LP	2,570	230,426
Raven Industries, Inc.	906	18,537
Roper Industries, Inc.	2,343	402,996
		10,505,178
Machinery - 1.6%
Actuant Corp., Class A	1,597	37,913
AGCO Corp.	2,163	103,045
Alamo Group, Inc.	398	25,126
Albany International Corp., Class A	756	30,051
Allison Transmission Holdings, Inc.	4,037	128,942
Altra Industrial Motion Corp.	757	20,923
American Railcar Industries, Inc. (L)	519	25,810
Art’s-Way Manufacturing Company, Inc.	912	4,305
Astec Industries, Inc.	567	24,313
Barnes Group, Inc.	1,329	53,811
Blount International, Inc. (I)	1,228	15,817
Briggs & Stratton Corp.	1,078	22,142
Caterpillar, Inc.	14,672	1,174,200
Chart Industries, Inc. (I)	708	24,833
CIRCOR International, Inc.	380	20,786
CLARCOR, Inc.	1,194	78,876
Colfax Corp. (I)	2,908	138,799
Columbus McKinnon Corp.	651	17,538
Crane Company	1,353	84,441
Cummins, Inc.	4,296	595,597
Deere & Company	8,331	730,545
Donaldson Company, Inc.	3,287	123,953
Douglas Dynamics, Inc.	619	14,138
Dover Corp.	3,874	267,771
Energy Recovery, Inc. (I)	1,363	3,530
EnPro Industries, Inc.	606	39,966
ESCO Technologies, Inc.	685	26,701
Federal Signal Corp.	1,496	23,622
Flowserve Corp.	3,173	179,243
FreightCar America, Inc.	399	12,541
Graco, Inc.	1,398	100,880
Graham Corp.	360	8,629
Harsco Corp.	2,023	34,917
Hillenbrand, Inc.	1,580	48,775
Hyster-Yale Materials Handling, Inc.	284	20,814
IDEX Corp.	1,846	139,982
Illinois Tool Works, Inc.	9,262	899,711
ITT Corp.	2,155	86,006
John Bean Technologies Corp.	744	26,576
Joy Global, Inc.	2,321	90,937
Kadant, Inc.	356	18,729
Kennametal, Inc.	1,834	61,787
Key Technology, Inc. (I)	551	7,020
LB Foster Company, Class A	274	13,010
Lincoln Electric Holdings, Inc.	1,854	121,233
Lindsay Corp. (L)	317	24,171
Lydall, Inc. (I)	557	17,668
Manitex International, Inc. (I)	420	4,087
Meritor, Inc. (I)	2,393	30,176
MFRI, Inc. (I)	583	3,644
Middleby Corp. (I)	1,377	141,349
Miller Industries, Inc.	647	15,852
Mueller Industries, Inc.	1,282	46,319
Mueller Water Products, Inc., Class A	4,056	39,952
Navistar International Corp. (I)(L)	1,939	57,201
NN, Inc.	585	14,672
Nordson Corp.	1,454	113,906
Oshkosh Corp.	1,945	94,897
PACCAR, Inc.	8,280	522,799
Pall Corp.	2,536	254,589
Parker Hannifin Corp.	3,457	410,622
Pentair PLC	4,491	282,439
PMFG, Inc. (I)	848	3,943
Proto Labs, Inc. (I)	634	44,380
RBC Bearings, Inc.	550	42,097
Rexnord Corp. (I)	2,474	66,031
Snap-on, Inc.	1,364	200,590
SPX Corp.	983	83,457
Standex International Corp.	291	23,900
Stanley Black & Decker, Inc.	3,638	346,920
Sun Hydraulics Corp.	689	28,497
Taylor Devices, Inc. (I)	502	6,044
Tecumseh Products Company (I)	535	1,514
Tennant Company	411	26,867
Terex Corp.	2,510	66,741
The ExOne Company (I)	298	4,068
The Gorman-Rupp Company	672	20,126
The Greenbrier Companies, Inc. (L)	617	35,786
The Manitowoc Company, Inc.	3,212	69,251
The Timken Company	2,111	88,958
The Toro Company	1,288	90,315
Titan International, Inc.	1,210	11,326
TriMas Corp. (I)	1,133	34,885
Trinity Industries, Inc.	3,600	127,836

The accompanying notes are an integral part of the financial statements.	287

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Valmont Industries, Inc. (L)	592	$72,745
Wabash National Corp. (I)	1,922	27,100
WABCO Holdings, Inc. (I)	1,374	168,837
Wabtec Corp.	2,220	210,922
Watts Water Technologies, Inc., Class A	857	47,161
Woodward, Inc.	1,547	78,912
Xylem, Inc.	4,271	149,570
		9,981,406
Marine - 0.0%
Eagle Bulk Shipping Inc (I)	6	44
International Shipholding Corp.	390	4,723
Kirby Corp. (I)	1,313	98,541
Matson, Inc.	1,025	43,214
Rand Logistics, Inc. (I)	1,550	5,038
		151,560
Professional services - 0.3%
Acacia Research Corp.	1,195	12,787
Barrett Business Services, Inc.	202	8,654
CBIZ, Inc. (I)	1,604	14,965
CDI Corp.	578	8,121
CRA International, Inc. (I)	497	15,467
Equifax, Inc.	2,853	265,329
Exponent, Inc.	289	25,692
FTI Consulting, Inc. (I)	921	34,501
Heidrick & Struggles International, Inc.	459	11,282
Huron Consulting Group, Inc. (I)	572	37,838
ICF International, Inc. (I)	571	23,325
IHS, Inc., Class A (I)	1,598	181,788
Insperity, Inc.	655	34,250
Kelly Services, Inc., Class A	880	15,347
Kforce, Inc.	800	17,848
Korn/Ferry International	1,149	37,768
ManpowerGroup, Inc.	1,845	158,947
Mastech Holdings, Inc. (I)	296	2,694
Mistras Group, Inc. (I)	687	13,232
Navigant Consulting, Inc. (I)	1,124	14,567
Odyssey Marine Exploration, Inc. (I)(L)	2,604	1,823
On Assignment, Inc. (I)	1,216	46,658
Paylocity Holding Corp. (I)	1,217	34,855
Pendrell Corp. (I)	8,578	11,151
Resources Connection, Inc.	976	17,080
Robert Half International, Inc.	3,205	193,967
RPX Corp. (I)	1,202	17,297
The Advisory Board Company (I)	886	47,206
The Corporate Executive Board Company	835	66,683
The Dun & Bradstreet Corp.	840	107,822
Towers Watson & Company, Class A	1,623	214,536
TriNet Group, Inc. (I)	1,518	53,479
TrueBlue, Inc. (I)	909	22,134
Verisk Analytics, Inc., Class A (I)	3,887	277,532
VSE Corp.	167	13,674
WageWorks, Inc. (I)	826	44,051
		2,104,350
Road and rail - 0.9%
AMERCO	457	150,993
ArcBest Corp.	705	26,712
Avis Budget Group, Inc. (I)	2,420	142,816
Celadon Group, Inc.	717	19,517
Con-way, Inc.	1,280	56,486
CSX Corp.	23,305	771,862
Genesee & Wyoming, Inc., Class A (I)	1,227	118,332
Heartland Express, Inc.	2,013	47,829
Hertz Global Holdings, Inc. (I)	10,426	226,036
J.B. Hunt Transport Services, Inc.	2,678	228,688
Kansas City Southern	2,570	262,346
Knight Transportation, Inc.	1,874	60,437
Landstar System, Inc.	1,058	70,145
Marten Transport, Ltd.	864	20,045
Norfolk Southern Corp.	7,195	740,509
Old Dominion Freight Line, Inc. (I)	1,955	151,122
Patriot Transportation Holding, Inc. (I)	144	3,596
Providence and Worcester Railroad Company	560	10,125
Roadrunner Transportation Systems, Inc. (I)	1,015	25,649
Ryder Systems, Inc.	1,195	113,394
Saia, Inc. (I)	643	28,485
Swift Transportation Company (I)	3,346	87,063
Union Pacific Corp.	20,973	2,271,586
Universal Truckload Services, Inc.	735	18,507
Werner Enterprises, Inc.	1,617	50,790
YRC Worldwide, Inc. (I)	748	13,434
		5,716,504
Trading companies and distributors - 0.3%
Air Lease Corp.	2,442	92,161
Aircastle, Ltd.	1,918	43,078
Applied Industrial Technologies, Inc.	1,031	46,746
Beacon Roofing Supply, Inc. (I)	1,131	35,400
CAI International, Inc. (I)	572	14,054
DXP Enterprises, Inc. (I)	367	16,181
Fastenal Company	6,943	287,683
GATX Corp.	1,014	58,792
H&E Equipment Services, Inc.	759	18,967
HD Supply Holdings, Inc. (I)	4,686	145,992
Kaman Corp.	670	28,428
MRC Global, Inc. (I)	2,326	27,563
MSC Industrial Direct Company, Inc., Class A	1,445	104,329
NOW, Inc. (I)(L)	2,550	55,182
Rush Enterprises, Inc., Class A (I)	968	26,484
Stock Building Supply Holdings, Inc. (I)	780	14,087
TAL International Group, Inc. (I)	812	33,073
Textainer Group Holdings, Ltd. (L)	1,298	38,927
Titan Machinery, Inc. (I)	544	7,262
United Rentals, Inc. (I)	2,261	206,113
Veritiv Corp. (I)	392	17,299
W.W. Grainger, Inc.	1,581	372,816
Watsco, Inc.	810	101,817
WESCO International, Inc. (I)	1,020	71,288
		1,863,722
Transportation infrastructure - 0.0%
Macquarie Infrastructure Company LLC	1,507	124,011
Wesco Aircraft Holdings, Inc. (I)	2,341	35,864
		159,875
		61,898,351
Information technology - 17.7%
Communications equipment - 1.4%
ADTRAN, Inc.	1,439	26,866
Arista Networks, Inc. (I)(L)	1,477	104,173
ARRIS Group, Inc. (I)	3,419	98,792
Aruba Networks, Inc. (I)	2,538	62,156
Aviat Networks, Inc. (I)	1,974	2,349
Bel Fuse, Inc., Class B	373	7,098
Black Box Corp.	458	9,586
Brocade Communications Systems, Inc.	9,800	116,277

The accompanying notes are an integral part of the financial statements.	288

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Communications equipment (continued)
CalAmp Corp. (I)	938	$15,186
Calix, Inc. (I)	1,421	11,922
Ciena Corp. (I)	2,566	49,549
Cisco Systems, Inc.	119,814	3,297,880
Commscope Holding Company, Inc. (I)	4,333	123,664
Communications Systems, Inc.	653	7,451
Comtech Telecommunications Corp.	434	12,564
EchoStar Corp., Class A (I)	2,166	112,026
Emcore Corp. (I)	763	4,151
Emulex Corp. (I)	2,134	17,008
Extreme Networks, Inc. (I)	2,022	6,390
F5 Networks, Inc. (I)	1,733	199,191
Finisar Corp. (I)	2,207	47,097
Harmonic, Inc. (I)	2,721	20,163
Harris Corp.	2,432	191,544
Infinera Corp. (I)	3,206	63,062
InterDigital, Inc.	948	48,102
Ixia (I)	1,783	21,628
JDS Uniphase Corp. (I)	5,415	71,045
Juniper Networks, Inc.	10,572	238,716
Lantronix, Inc. (I)	2,979	5,392
Meru Networks, Inc. (I)	433	624
Motorola Solutions, Inc.	5,871	391,420
NETGEAR, Inc. (I)	889	29,230
Novatel Wireless, Inc. (I)	1,074	5,177
Optical Cable Corp.	1,147	4,508
Palo Alto Networks, Inc. (I)	1,825	266,596
ParkerVision, Inc. (I)(L)	2,235	1,855
Plantronics, Inc.	989	52,368
Polycom, Inc. (I)	3,382	45,319
Powerwave Technologies, Inc. (I)	912	1
Procera Networks, Inc. (I)	608	5,709
QUALCOMM, Inc.	39,238	2,720,763
Riverbed Technology, Inc. (I)	3,772	78,873
Ruckus Wireless, Inc. (I)	1,798	23,140
ShoreTel, Inc. (I)	2,189	14,929
Sonus Networks, Inc. (I)	1,059	8,345
Sycamore Networks, Inc. (I)	15,711	5,970
Ubiquiti Networks, Inc. (L)	2,142	63,296
ViaSat, Inc. (I)	1,087	64,796
		8,773,947
Electronic equipment, instruments and components - 0.6%
ADDvantage Technologies Group, Inc. (I)	2,280	5,381
Amphenol Corp., Class A	7,342	432,664
Anixter International, Inc. (I)	773	58,848
Arrow Electronics, Inc. (I)	2,244	137,221
Avnet, Inc.	3,210	142,845
AVX Corp.	4,025	57,437
Badger Meter, Inc.	435	26,074
Belden, Inc.	1,053	98,519
Benchmark Electronics, Inc. (I)	1,151	27,659
CDW Corp.	4,060	151,194
Checkpoint Systems, Inc.	1,010	10,928
Cognex Corp. (I)	2,013	99,825
Coherent, Inc. (I)	623	40,470
Control4 Corp. (I)	676	8,098
Corning, Inc.	30,209	685,140
CTS Corp.	903	16,245
Daktronics, Inc.	1,118	12,086
Dolby Laboratories, Inc., Class A	2,347	89,562
DTS, Inc. (I)	507	17,273
Echelon Corp. (I)	1,218	1,157
Electro Rent Corp.	657	7,450
eMagin Corp. (I)	820	2,001
FARO Technologies, Inc. (I)	470	29,201
FEI Company	1,012	77,256
FLIR Systems, Inc.	3,254	101,785
Identive Group, Inc. (I)	182	1,562
II-VI, Inc. (I)	1,532	28,281
Ingram Micro, Inc., Class A (I)	3,568	89,628
Insight Enterprises, Inc. (I)	950	27,094
InvenSense, Inc. (I)(L)	1,972	29,994
IPG Photonics Corp. (I)(L)	1,210	112,167
Iteris, Inc. (I)	3,257	5,928
Itron, Inc. (I)	903	32,969
Jabil Circuit, Inc.	4,709	110,096
Key Tronic Corp. (I)	590	6,348
Keysight Technologies, Inc. (I)	3,886	144,365
Kimball Electronics, Inc. (I)	795	11,241
Knowles Corp. (I)(L)	2,037	39,253
Littelfuse, Inc.	562	55,857
Mercury Systems, Inc. (I)	1,173	18,240
Methode Electronics, Inc.	886	41,677
MTS Systems Corp.	336	25,418
NAPCO Security Technologies, Inc. (I)	1,447	8,378
National Instruments Corp.	3,022	96,825
Netlist, Inc. (I)	5,918	3,432
Newport Corp. (I)	1,042	19,861
OSI Systems, Inc. (I)	477	35,422
PAR Technology Corp. (I)	1,225	5,133
Park Electrochemical Corp.	597	12,871
PC Connection, Inc.	675	17,611
PCM, Inc. (I)	734	6,856
Plexus Corp. (I)	830	33,839
Pulse Electronics Corp. (I)	137	215
Radisys Corp. (I)	794	1,707
RealD, Inc. (I)	1,198	15,322
Rofin-Sinar Technologies, Inc. (I)	720	17,446
Rogers Corp. (I)	481	39,543
Sanmina Corp. (I)	2,020	48,864
ScanSource, Inc. (I)	664	26,992
Sutron Corp. (I)	1,023	5,187
SYNNEX Corp.	897	69,293
Tech Data Corp. (I)	895	51,704
Trimble Navigation, Ltd. (I)	5,996	151,099
TTM Technologies, Inc. (I)	1,990	17,930
Universal Display Corp. (I)(L)	1,115	52,126
Viasystems Group, Inc. (I)	571	9,987
Vishay Intertechnology, Inc.	3,586	49,559
Zebra Technologies Corp., Class A (I)	1,187	107,679
		4,021,318
Internet software and services - 3.4%
Actua Corp. (I)	972	15,056
Akamai Technologies, Inc. (I)	4,135	293,771
Amber Road, Inc. (I)	734	6,790
Angie’s List, Inc. (I)	1,342	7,878
AOL, Inc. (I)	1,892	74,942
Bankrate, Inc. (I)	2,362	26,785
Bazaarvoice, Inc. (I)(L)	1,789	10,108
Benefitfocus, Inc. (I)(L)	572	21,044
Blucora, Inc. (I)	902	12,321
Borderfree, Inc. (I)	939	5,643
Brightcove, Inc. (I)	656	4,808
BroadVision, Inc. (I)	124	749
Carbonite, Inc. (I)	665	9,510

The accompanying notes are an integral part of the financial statements.	289

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Internet software and services (continued)
Care.com, Inc. (I)	1,124	$8,520
ChannelAdvisor Corp. (I)	371	3,595
comScore, Inc. (I)	826	42,291
Constant Contact, Inc. (I)	660	25,219
Cornerstone OnDemand, Inc. (I)	1,341	38,741
CoStar Group, Inc. (I)	763	150,944
Coupons.com, Inc. (I)(L)	1,821	21,379
Cvent, Inc. (I)(L)	1,002	28,096
Dealertrack Technologies, Inc. (I)	1,278	49,229
Demand Media, Inc. (I)	359	2,053
Demandware, Inc. (I)	849	51,704
Dice Holdings, Inc. (I)	1,548	13,808
eBay, Inc. (I)	29,042	1,675,143
Endurance International
Group Holdings, Inc. (I)(L)	3,078	58,667
Envestnet, Inc. (I)	867	48,621
Equinix, Inc.	1,274	296,651
Everyday Health, Inc. (I)	874	11,240
Facebook, Inc., Class A (I)	60,789	4,997,768
Gogo, Inc. (I)(L)	2,099	40,007
Google, Inc., Class C (I)	15,812	8,664,976
GrubHub, Inc. (I)	1,902	86,332
HomeAway, Inc. (I)	2,236	67,460
InterActiveCorp	1,943	131,094
Internap Corp. (I)	1,629	16,665
IntraLinks Holdings, Inc. (I)	1,586	16,399
Ipass, Inc. (I)	3,427	3,633
j2 Global, Inc.	1,122	73,693
LinkedIn Corp., Class A (I)	2,874	718,098
Liquidity Services, Inc. (I)	719	7,104
LivePerson, Inc. (I)	1,346	13,776
LogMeIn, Inc. (I)	564	31,578
Marchex, Inc., Class B	1,000	4,080
Marketo, Inc. (I)	865	22,161
Millennial Media, Inc. (I)(L)	2,668	3,869
Monster Worldwide, Inc. (I)	2,708	17,169
NIC, Inc.	1,581	27,936
OPOWER, Inc. (I)(L)	1,047	10,606
Pandora Media, Inc. (I)	4,725	76,592
Perficient, Inc. (I)	1,062	21,973
Q2 Holdings, Inc. (I)	934	19,745
QuinStreet, Inc. (I)	930	5,534
Rackspace Hosting, Inc. (I)	3,378	174,271
RetailMeNot, Inc. (I)	1,273	22,927
Rightside Group, Ltd. (I)	359	3,644
Rocket Fuel, Inc. (I)(L)	829	7,627
SciQuest, Inc. (I)	622	10,530
Shutterstock, Inc. (I)	755	51,846
SPS Commerce, Inc. (I)	348	23,351
Stamps.com, Inc. (I)	343	23,080
support.com, Inc. (I)	1,791	2,794
Synacor, Inc. (I)	3,046	6,914
TechTarget, Inc. (I)	764	8,809
Textura Corp. (I)(L)	513	13,943
TheStreet, Inc.	2,512	4,522
Tremor Video, Inc. (I)	2,362	5,527
TrueCar, Inc. (I)(L)	1,810	32,309
Twitter, Inc. (I)	14,400	721,152
United Online, Inc. (I)	328	5,225
Unwired Planet, Inc. (I)	5,730	3,276
VeriSign, Inc. (I)	2,913	195,084
Web.com Group, Inc. (I)	1,291	24,464
WebMD Health Corp. (I)	946	41,468
Xoom Corp. (I)	734	10,782
Yahoo!, Inc. (I)	23,268	1,033,914
Yelp, Inc. (I)	1,686	79,832
Zillow Group, Inc., Class A (I)(L)	1,284	128,785
		20,729,630
IT services - 3.0%
Acxiom Corp. (I)	1,763	32,598
Alliance Data Systems Corp. (I)	1,401	415,046
Automatic Data Processing, Inc.	11,255	963,878
Blackhawk Network Holdings, Inc. (I)(L)	1,025	36,664
Booz Allen Hamilton Holding Corp.	3,622	104,821
Broadridge Financial Solutions, Inc.	2,747	151,112
CACI International, Inc., Class A (I)	532	47,837
Cardtronics, Inc. (I)	1,085	40,796
Cass Information Systems, Inc.	337	18,919
Cognizant Technology
Solutions Corp., Class A (I)	14,246	888,808
Computer Sciences Corp.	3,390	221,299
Convergys Corp.	2,403	54,957
CoreLogic, Inc. (I)	2,116	74,631
CSG Systems International, Inc.	918	27,898
DST Systems, Inc.	909	100,635
EPAM Systems, Inc. (I)	1,164	71,342
Euronet Worldwide, Inc. (I)	1,283	75,376
ExlService Holdings, Inc. (I)	766	28,495
Fidelity National Information Services, Inc.	6,637	451,714
Fiserv, Inc. (I)	5,796	460,202
FleetCor Technologies, Inc. (I)	1,966	296,709
Forrester Research, Inc.	430	15,815
Gartner, Inc. (I)	2,066	173,234
Genpact, Ltd. (I)	4,990	116,018
Global Cash Access Holdings, Inc. (I)	2,025	15,431
Global Payments, Inc.	1,558	142,837
Heartland Payment Systems, Inc.	844	39,541
Higher One Holdings, Inc. (I)	1,420	3,436
IBM Corp.	23,312	3,741,576
iGATE Corp. (I)	1,475	62,924
Innodata, Inc. (I)	808	2,133
Jack Henry & Associates, Inc.	1,912	133,630
Leidos Holdings, Inc.	1,814	76,115
Lionbridge Technologies, Inc. (I)	1,904	10,891
ManTech International Corp., Class A	903	30,648
MasterCard, Inc., Class A	27,090	2,340,305
MAXIMUS, Inc.	1,529	102,076
MoneyGram International, Inc. (I)	1,413	12,208
NCI, Inc., Class A	381	3,818
NeuStar, Inc., Class A (I)(L)	1,360	33,483
Paychex, Inc.	8,475	420,487
Sabre Corp.	6,115	148,595
Science Applications International Corp.	1,136	58,334
ServiceSource International, Inc. (I)	1,729	5,360
Sykes Enterprises, Inc. (I)	996	24,751
Syntel, Inc. (I)	2,000	103,460
TeleTech Holdings, Inc.	1,287	32,754
Teradata Corp. (I)	3,634	160,405
The Western Union Company	12,297	255,901
Total System Services, Inc.	4,307	164,312
Unisys Corp. (I)	1,335	30,985
Vantiv, Inc., Class A (I)	4,406	166,106
VeriFone Systems, Inc. (I)	2,675	93,331
Virtusa Corp. (I)	733	30,332
Visa, Inc., Class A	71,588	4,682,571
WEX, Inc. (I)	916	98,342

The accompanying notes are an integral part of the financial statements.	290

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
IT services (continued)
Xerox Corp.	26,909	$345,781
		18,441,663
Semiconductors and semiconductor equipment - 2.1%
Advanced Energy Industries, Inc. (I)	919	23,582
Advanced Micro Devices, Inc. (I)(L)	17,816	47,747
Altera Corp.	7,319	314,058
Ambarella, Inc. (I)	697	52,770
Amkor Technology, Inc. (I)	5,636	49,794
Analog Devices, Inc.	7,343	462,609
Applied Materials, Inc.	28,506	643,095
Applied Micro Circuits Corp. (I)	1,860	9,486
Atmel Corp.	9,935	81,765
Audience, Inc. (I)	1,203	5,462
AXT, Inc. (I)	3,028	8,145
Broadcom Corp., Class A	12,807	554,479
Brooks Automation, Inc.	1,693	19,690
Cabot Microelectronics Corp. (I)	546	27,284
Cavium, Inc. (I)	1,306	92,491
Cirrus Logic, Inc. (I)	1,542	51,287
Cohu, Inc.	836	9,146
Cree, Inc. (I)(L)	2,730	96,888
Cypress Semiconductor Corp. (I)	7,100	100,181
Diodes, Inc. (I)	1,139	32,530
Entegris, Inc. (I)	3,313	45,355
Exar Corp. (I)	1,365	13,718
Fairchild Semiconductor International, Inc. (I)	3,070	55,813
First Solar, Inc. (I)	2,345	140,208
FormFactor, Inc. (I)	1,372	12,170
Freescale Semiconductor, Ltd. (I)	6,964	283,853
GSI Technology, Inc. (I)	900	5,310
GT Advanced Technologies, Inc. (I)(L)	3,563	1,195
Inphi Corp. (I)	1,167	20,808
Integrated Device Technology, Inc. (I)	3,718	74,434
Integrated Silicon Solution, Inc.	890	15,922
Intel Corp.	115,818	3,621,629
Intermolecular, Inc. (I)	1,145	1,878
Intersil Corp., Class A	3,066	43,905
inTEST Corp. (I)	1,205	4,928
IXYS Corp.	1,399	17,236
KLA-Tencor Corp.	3,832	223,367
Kulicke & Soffa Industries, Inc. (I)	1,781	27,837
Lam Research Corp.	3,804	267,174
Lattice Semiconductor Corp. (I)	2,974	18,855
Linear Technology Corp.	5,513	258,008
M/A-COM Technology
Solutions Holdings, Inc. (I)	1,159	43,184
Marvell Technology Group, Ltd.	11,656	171,343
Mattson Technology, Inc. (I)	1,856	7,313
Maxim Integrated Products, Inc.	6,649	231,452
Micrel, Inc.	1,723	25,983
Microchip Technology, Inc.	4,639	226,847
Micron Technology, Inc. (I)	25,071	680,176
Microsemi Corp. (I)	2,319	82,093
MKS Instruments, Inc.	1,286	43,480
Monolithic Power Systems, Inc.	895	47,122
Nanometrics, Inc. (I)	623	10,479
NVE Corp.	175	12,061
NVIDIA Corp.	12,791	267,652
OmniVision Technologies, Inc. (I)	1,411	37,208
ON Semiconductor Corp. (I)	10,601	128,378
PDF Solutions, Inc. (I)	882	15,805
Photronics, Inc. (I)	1,479	12,572
PMC-Sierra, Inc. (I)	5,216	48,404
Power Integrations, Inc.	714	37,185
Qorvo, Inc. (I)	3,358	267,633
Rambus, Inc. (I)	2,670	33,575
Semtech Corp. (I)	1,537	40,953
Silicon Laboratories, Inc. (I)	1,002	50,872
Skyworks Solutions, Inc.	4,403	432,771
STR Holdings, Inc.	406	581
SunEdison Semiconductor, Ltd. (I)	710	18,332
SunEdison, Inc. (I)(L)	6,346	152,304
SunPower Corp. (I)(L)	2,994	93,742
Synaptics, Inc. (I)	852	69,272
Teradyne, Inc.	4,929	92,912
Tessera Technologies, Inc.	1,327	53,452
Texas Instruments, Inc.	25,084	1,434,429
Transwitch Corp. (I)	1,304	2
Ultratech, Inc. (I)	647	11,219
Veeco Instruments, Inc. (I)	1,054	32,200
Xcerra Corp. (I)	1,415	12,579
Xilinx, Inc.	6,266	265,052
		13,026,709
Software - 3.7%
ACI Worldwide, Inc. (I)	2,613	56,598
Activision Blizzard, Inc.	16,759	380,848
Adobe Systems, Inc. (I)	11,631	859,996
Advent Software, Inc.	1,148	50,638
American Software, Inc., Class A	1,532	15,657
ANSYS, Inc. (I)	2,116	186,610
Aspen Technology, Inc. (I)	2,076	79,905
Autodesk, Inc. (I)	5,343	313,314
Blackbaud, Inc.	1,047	49,607
Bottomline Technologies, Inc. (I)	911	24,934
BroadSoft, Inc. (I)	685	22,920
CA, Inc.	10,303	335,981
Cadence Design Systems, Inc. (I)	6,903	127,291
Callidus Software, Inc. (I)	1,069	13,555
Citrix Systems, Inc. (I)	3,843	245,452
CommVault Systems, Inc. (I)	1,078	47,109
Comverse, Inc. (I)	666	13,120
Covisint Corp. (I)	734	1,490
Cyan, Inc. (I)	1,096	4,373
Document Security Systems, Inc. (I)	1,772	638
Ebix, Inc.	840	25,519
Electronic Arts, Inc. (I)	7,374	433,702
Ellie Mae, Inc. (I)	692	38,275
EnerNOC, Inc. (I)	701	7,991
Epiq Systems, Inc.	1,028	18,432
ePlus, Inc. (I)	259	22,515
FactSet Research Systems, Inc.	962	153,150
Fair Isaac Corp.	763	67,693
FalconStor Software, Inc. (I)	1,749	2,711
FireEye, Inc. (I)(L)	3,511	137,807
Fleetmatics Group PLC (I)	779	34,938
Fortinet, Inc. (I)	3,889	135,921
Gigamon, Inc. (I)	777	16,503
Glu Mobile, Inc. (I)(L)	2,758	13,818
Guidewire Software, Inc. (I)	1,611	84,755
Imperva, Inc. (I)	657	28,054
Infoblox, Inc. (I)	1,217	29,050
Informatica Corp. (I)	2,520	110,515
Interactive Intelligence Group, Inc. (I)	490	20,178
Intuit, Inc.	6,613	641,196
Jive Software, Inc. (I)	1,690	8,670
Kofax Ltd. (I)(L)	2,350	25,733

The accompanying notes are an integral part of the financial statements.	291

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Software (continued)
Majesco Entertainment Company (I)	212	$229
Manhattan Associates, Inc. (I)	1,836	92,920
Mentor Graphics Corp.	2,655	63,800
Microsoft Corp.	192,666	7,832,836
MicroStrategy, Inc., Class A (I)	263	44,497
Mitek Systems, Inc. (I)(L)	1,254	3,963
Mobileiron, Inc. (I)	1,929	17,863
Model N, Inc. (I)	495	5,920
Monotype Imaging Holdings, Inc.	833	27,189
NetScout Systems, Inc. (I)(L)	949	41,614
NetSuite, Inc. (I)	1,775	164,649
Nuance Communications, Inc. (I)	7,373	105,803
Oracle Corp.	104,155	4,494,288
Paycom Software, Inc. (I)	1,257	40,299
Pegasystems, Inc.	1,800	39,150
Progress Software Corp. (I)	1,317	35,783
Proofpoint, Inc. (I)	933	55,252
PROS Holdings, Inc. (I)	740	18,285
PTC, Inc. (I)	2,805	101,457
Qlik Technologies, Inc. (I)	1,999	62,229
Qualys, Inc. (I)	717	33,326
Rally Software Development Corp. (I)	544	8,535
RealPage, Inc. (I)	1,749	35,225
Red Hat, Inc. (I)	4,412	334,209
Rosetta Stone, Inc. (I)	599	4,558
Rovi Corp. (I)	2,223	40,481
Salesforce.com, Inc. (I)	14,487	967,876
ServiceNow, Inc. (I)	3,453	272,027
Silver Spring Networks, Inc. (I)(L)	1,081	9,664
Smith Micro Software, Inc. (I)	1,763	2,257
SolarWinds, Inc. (I)	1,752	89,772
Solera Holdings, Inc.	1,572	81,210
Splunk, Inc. (I)	2,758	163,274
SS&C Technologies Holdings, Inc.	1,908	118,868
Symantec Corp.	16,133	376,948
Synchronoss Technologies, Inc. (I)	1,046	49,643
Synopsys, Inc. (I)	3,607	167,076
Tableau Software, Inc., Class A (I)	1,641	151,825
Take-Two Interactive Software, Inc. (I)	2,001	50,935
Tangoe, Inc. (I)	807	11,137
TeleCommunication Systems, Inc., Class A (I)	1,207	4,623
The Rubicon Project, Inc. (I)	1,007	18,045
The Ultimate Software Group, Inc. (I)	671	114,040
THQ, Inc. (I)	234	5
TiVo, Inc. (I)	2,924	31,024
TubeMogul, Inc. (I)(L)	804	11,111
Tyler Technologies, Inc. (I)	761	91,723
Varonis Systems, Inc. (I)	654	16,782
VASCO Data Security International, Inc. (I)(L)	1,062	22,875
Verint Systems, Inc. (I)	1,403	86,888
VirnetX Holding Corp. (I)	1,232	7,503
VMware, Inc., Class A (I)	10,043	823,626
Wave Systems Corp., Class A (I)	4,572	3,155
Workday, Inc., Class A (I)	4,356	367,690
Zendesk, Inc. (I)	1,565	35,510
Zix Corp. (I)	2,372	9,322
Zynga, Inc., Class A (I)	21,526	61,349
		22,809,305
Technology hardware, storage and peripherals - 3.5%
3D Systems Corp. (I)(L)	2,618	71,786
Apple, Inc.	139,975	17,417,089
Astro-Med, Inc.	483	6,757
Avid Technology, Inc. (I)	1,037	15,451
Cray, Inc. (I)	1,015	28,501
Diebold, Inc.	1,534	54,396
Electronics For Imaging, Inc. (I)	1,141	47,637
EMC Corp.	47,423	1,212,132
Hewlett-Packard Company	43,744	1,363,063
Imation Corp. (I)	1,203	4,848
Lexmark International, Inc., Class A	1,463	61,943
NCR Corp. (I)	3,948	116,505
NetApp, Inc.	7,469	264,851
Nimble Storage, Inc. (I)(L)	1,667	37,191
OCZ Technology Group, Inc. (I)	1,924	0
QLogic Corp. (I)	2,269	33,445
Qumu Corp. (I)	348	4,663
SanDisk Corp.	5,239	333,305
Super Micro Computer, Inc. (I)	1,005	33,376
Transact Technologies, Inc.	494	2,920
Video Display Corp. (I)	1,821	4,334
Violin Memory, Inc. (I)	2,563	9,663
Western Digital Corp.	5,459	496,824
		21,620,680
		109,423,252
Materials - 3.2%
Chemicals - 2.1%
A. Schulman, Inc.	713	34,367
Advanced Emissions Solutions, Inc. (I)	737	12,603
Air Products & Chemicals, Inc.	4,980	753,374
Airgas, Inc.	1,712	181,660
Albemarle Corp.	2,626	138,758
American Vanguard Corp.	743	7,891
Ashland, Inc.	1,799	229,031
Axiall Corp.	1,627	76,371
Balchem Corp.	725	40,151
Cabot Corp.	1,475	66,375
Calgon Carbon Corp.	1,150	24,231
Celanese Corp., Series A	3,606	201,431
CF Industries Holdings, Inc.	1,157	328,218
Chase Corp.	349	15,262
Chemtura Corp. (I)	2,142	58,455
Codexis, Inc. (I)	682	3,110
Cytec Industries, Inc.	1,732	93,597
E.I. du Pont de Nemours & Company	21,412	1,530,316
Eastman Chemical Company	3,462	239,778
Ecolab, Inc.	7,006	801,346
Ferro Corp. (I)	2,227	27,949
Flotek Industries, Inc. (I)	1,385	20,415
FMC Corp.	3,111	178,105
FutureFuel Corp.	1,202	12,345
Hawkins, Inc.	312	11,853
HB Fuller Company	1,198	51,358
Huntsman Corp.	5,713	126,657
Innophos Holdings, Inc.	533	30,040
Innospec, Inc.	621	28,808
International Flavors & Fragrances, Inc.	1,873	219,890
Intrepid Potash, Inc. (I)	1,827	21,102
Koppers Holdings, Inc.	493	9,702
Kraton Performance Polymers, Inc. (I)	778	15,723
Kronos Worldwide, Inc.	2,710	34,282
LSB Industries, Inc. (I)	541	22,360
Metabolix, Inc. (I)	824	511
Minerals Technologies, Inc.	820	59,942
Monsanto Company	12,277	1,381,654
NewMarket Corp.	292	139,518

The accompanying notes are an integral part of the financial statements.	292

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Northern Technologies International Corp. (I)	322	$6,153
OCI Partners LP	2,042	32,999
OCI Resources LP	700	15,820
Olin Corp.	1,916	61,389
OM Group, Inc.	761	22,853
PolyOne Corp.	2,180	81,423
PPG Industries, Inc.	3,215	725,111
Praxair, Inc.	6,824	823,930
Prospect Global Resources, Inc. (I)	53	5
Quaker Chemical Corp.	343	29,375
Rayonier Advanced Materials, Inc.	994	14,811
Rentech Nitrogen Partners LP	1,086	16,355
Rentech, Inc. (I)	4,415	4,945
RPM International, Inc.	3,162	151,744
Senomyx, Inc. (I)	1,262	5,565
Sensient Technologies Corp.	1,135	78,179
Sigma-Aldrich Corp.	2,786	385,165
Stepan Company	506	21,080
Terra Nitrogen Company LP	422	61,490
The Dow Chemical Company	27,945	1,340,801
The Mosaic Company	8,770	403,946
The Scotts Miracle-Gro Company, Class A	1,434	96,322
The Sherwin-Williams Company	2,273	646,669
The Valspar Corp.	1,889	158,733
Trecora Resources (I)	686	8,369
Tredegar Corp.	888	17,858
Trinseo SA (I)(L)	1,169	23,146
Valhi, Inc.	7,686	47,884
W.R. Grace & Company (I)	1,748	172,825
Westlake Chemical Corp.	3,120	224,453
Westlake Chemical Partners LP	703	18,854
Zep, Inc.	993	16,911
		12,943,702
Construction materials - 0.1%
Eagle Materials, Inc.	1,200	100,272
Headwaters, Inc. (I)	1,678	30,775
Martin Marietta Materials, Inc.	1,562	218,368
U.S. Concrete, Inc. (I)	471	15,957
United States Lime & Minerals, Inc.	212	13,674
Vulcan Materials Company	3,033	255,682
		634,728
Containers and packaging - 0.3%
AptarGroup, Inc.	1,465	93,057
Avery Dennison Corp.	2,194	116,085
Ball Corp.	3,161	223,293
Bemis Company, Inc.	2,253	104,336
Berry Plastics Group, Inc. (I)	2,678	96,917
Crown Holdings, Inc. (I)	3,205	173,134
Graphic Packaging Holding Company	7,519	109,326
Greif, Inc., Class A	1,126	44,218
MeadWestvaco Corp.	3,895	194,244
Myers Industries, Inc.	984	17,250
Owens-Illinois, Inc. (I)	3,716	86,657
Packaging Corp. of America	2,212	172,956
Rock-Tenn Company, Class A	3,302	212,979
Sealed Air Corp.	4,965	226,205
Silgan Holdings, Inc.	1,489	86,556
Sonoco Products Company	2,324	105,649
		2,062,862
Metals and mining - 0.5%
AK Steel Holding Corp. (I)(L)	4,143	18,519
Alcoa, Inc.	27,601	356,605
Allegheny Technologies, Inc.	2,513	75,415
Allied Nevada Gold Corp. (I)	1,954	215
AM Castle & Company (I)	676	2,467
Carpenter Technology Corp.	1,236	48,056
Century Aluminum Company (I)	2,202	30,388
Cliffs Natural Resources, Inc. (L)	3,602	17,326
Coeur Mining, Inc. (I)	2,424	11,417
Commercial Metals Company	2,880	46,627
Compass Minerals International, Inc.	779	72,611
Freeport-McMoRan, Inc.	24,414	462,645
General Moly, Inc. (I)	2,672	1,363
Globe Specialty Metals, Inc.	1,837	34,756
Golden Minerals Company (I)	848	347
Handy & Harman, Ltd. (I)	386	15,849
Haynes International, Inc.	336	14,989
Hecla Mining Company	7,298	21,748
Hi-Crush Partners LP	646	22,655
Horsehead Holding Corp. (I)	1,401	17,737
Kaiser Aluminum Corp.	411	31,602
Materion Corp.	519	19,945
Midway Gold Corp. (I)	3,078	985
Molycorp, Inc. (I)(L)	6,266	2,414
Newmont Mining Corp.	11,494	249,535
Noranda Aluminum Holding Corp.	1,665	4,945
Nucor Corp.	7,450	354,099
Paramount Gold and Silver Corp. (I)(L)	4,437	4,481
Reliance Steel & Aluminum Company	1,791	109,394
Royal Gold, Inc.	1,516	95,675
RTI International Metals, Inc. (I)	816	29,303
Ryerson Holding Corp. (I)	815	5,192
Schnitzer Steel Industries, Inc., Class A	687	10,896
Solitario Exploration & Royalty Corp. (I)	2,030	1,523
Southern Copper Corp. (L)	19,509	569,273
Steel Dynamics, Inc.	5,615	112,862
Stillwater Mining Company (I)	2,775	35,853
SunCoke Energy Partners LP	506	10,773
SunCoke Energy, Inc.	1,547	23,112
Tahoe Resources, Inc.	3,348	36,694
TimkenSteel Corp.	1,013	26,814
United States Steel Corp. (L)	3,397	82,887
US Antimony Corp. (I)	2,052	1,395
Vista Gold Corp. (I)	3,085	926
Walter Energy, Inc.	1,471	912
Worthington Industries, Inc.	1,600	42,576
		3,135,801
Paper and forest products - 0.2%
Boise Cascade Company (I)	927	34,725
Clearwater Paper Corp. (I)	471	30,756
Deltic Timber Corp.	331	21,929
International Paper Company	9,914	550,128
KapStone Paper and Packaging Corp.	2,181	71,624
Louisiana-Pacific Corp. (I)	3,252	53,691
Neenah Paper, Inc.	450	28,143
PH Glatfelter Company	1,142	31,439
Schweitzer-Mauduit International, Inc.	763	35,190
Verso Paper Corp. (I)	1,827	3,289
Wausau Paper Corp.	1,441	13,733
		874,647
		19,651,740

The accompanying notes are an integral part of the financial statements.	293

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Telecommunication services - 1.9%
Diversified telecommunication services - 1.6%
8x8, Inc. (I)	2,375	$19,950
Alaska Communications
Systems Group, Inc. (I)	1,419	2,384
Alteva (I)	733	5,307
AT&T, Inc.	121,127	3,954,797
Atlantic Tele-Network, Inc.	401	27,757
CenturyLink, Inc.	13,241	457,477
Cincinnati Bell, Inc. (I)	4,894	17,276
Cogent Communications Group, Inc.	1,163	41,089
Consolidated Communications Holdings, Inc.	1,056	21,542
FairPoint Communications, Inc. (I)(L)	1,044	18,374
Frontier Communications Corp.	22,917	161,565
General Communication, Inc., Class A (I)	1,440	22,694
Globalstar, Inc. (I)(L)	19,684	65,548
IDT Corp., Class B	966	17,147
inContact, Inc. (I)	2,051	22,356
Inteliquent, Inc.	876	13,788
Iridium Communications, Inc. (I)(L)	1,659	16,109
Level 3 Communications, Inc. (I)	7,740	416,722
Lumos Networks Corp.	555	8,469
ORBCOMM, Inc. (I)	2,257	13,474
Premiere Global Services, Inc. (I)	1,491	14,254
Straight Path
Communications, Inc., Class B (I)	302	6,016
Towerstream Corp. (I)	2,254	4,869
Verizon Communications, Inc.	96,833	4,708,989
Vonage Holdings Corp. (I)	4,929	24,201
Windstream Holdings, Inc. (L)	13,879	102,705
		10,184,859
Wireless telecommunication services - 0.3%
Leap Wireless International, Inc. (I)	2,036	5,131
NII Holdings, Inc. (I)	4,011	174
RingCentral, Inc., Class A (I)	1,728	26,490
SBA Communications Corp., Class A (I)	2,996	350,832
Shenandoah Telecommunications Company	652	20,316
Spok Holdings, Inc.	955	18,307
Sprint Corp. (I)	92,363	437,801
T-Mobile US, Inc. (I)	18,885	598,466
Telephone & Data Systems, Inc.	2,523	62,823
United States Cellular Corp. (I)	2,040	72,869
		1,593,209
		11,778,068
Utilities - 2.7%
Electric utilities - 1.4%
ALLETE, Inc.	1,049	55,345
American Electric Power Company, Inc.	11,402	641,363
Cleco Corp.	1,421	77,473
Duke Energy Corp.	16,555	1,271,093
Edison International	7,600	474,772
El Paso Electric Company	1,103	42,620
Entergy Corp.	4,209	326,155
Eversource Energy	7,356	371,625
Exelon Corp.	20,126	676,435
FirstEnergy Corp.	9,817	344,184
Great Plains Energy, Inc.	3,613	96,395
Hawaiian Electric Industries, Inc.	2,379	76,413
IDACORP, Inc.	1,163	73,118
ITC Holdings Corp.	3,625	135,684
MGE Energy, Inc.	946	41,927
NextEra Energy, Inc.	10,225	1,063,911
NRG Yield, Inc., Class A	1,481	75,131
OGE Energy Corp.	4,660	147,303
Otter Tail Corp.	937	30,143
Pepco Holdings, Inc.	5,969	160,148
Pinnacle West Capital Corp.	2,524	160,905
PNM Resources, Inc.	1,941	56,677
Portland General Electric Company	1,931	71,621
PPL Corp.	15,548	523,346
The Empire District Electric Company	1,051	26,086
The Southern Company	20,993	929,570
UIL Holdings Corp.	1,287	66,178
Westar Energy, Inc.	2,950	114,342
Xcel Energy, Inc.	11,727	408,217
		8,538,180
Gas utilities - 0.2%
AGL Resources, Inc.	2,701	134,105
AmeriGas Partners LP	2,087	99,633
Atmos Energy Corp.	2,251	124,480
Chesapeake Utilities Corp.	416	21,054
Ferrellgas Partners LP	1,879	45,810
National Fuel Gas Company	1,894	114,265
New Jersey Resources Corp.	1,964	61,002
Northwest Natural Gas Company	749	35,915
ONE Gas, Inc.	1,229	53,130
Piedmont Natural Gas Company, Inc.	1,834	67,693
Questar Corp.	3,934	93,865
South Jersey Industries, Inc.	786	42,664
Southwest Gas Corp.	1,053	61,253
Star Gas Partners LP	2,049	15,163
Suburban Propane Partners LP	1,355	58,224
The Laclede Group, Inc.	995	50,964
UGI Corp.	4,009	130,653
WGL Holdings, Inc.	1,161	65,480
		1,275,353
Independent power and renewable electricity producers - 0.1%
AES Corp.	17,017	218,668
Atlantic Power Corp.	2,517	7,073
Calpine Corp. (I)	9,520	217,722
Nextera Energy Partners LP	514	22,523
NRG Energy, Inc.	7,974	200,865
Ormat Technologies, Inc. (L)	1,074	40,833
Terraform Power, Inc., Class A (I)	2,465	89,997
		797,681
Multi-utilities - 0.9%
Alliant Energy Corp.	2,533	159,579
Ameren Corp.	5,605	236,531
Avista Corp.	1,574	53,799
Black Hills Corp.	1,042	52,558
CenterPoint Energy, Inc.	9,943	202,937
CMS Energy Corp.	6,393	223,180
Consolidated Edison, Inc.	6,785	413,885
Dominion Resources, Inc.	13,650	967,376
DTE Energy Company	4,083	329,457
Integrys Energy Group, Inc.	1,826	131,509
MDU Resources Group, Inc.	4,469	95,368
NiSource, Inc.	7,353	324,708
NorthWestern Corp.	970	52,176
PG&E Corp.	11,034	585,574
Public Service Enterprise Group, Inc.	11,828	495,830
SCANA Corp.	3,198	175,858
Sempra Energy	5,741	625,884

The accompanying notes are an integral part of the financial statements.	294

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Multi-utilities (continued)
TECO Energy, Inc.	5,130	$99,522
Vectren Corp.	1,933	85,323
Wisconsin Energy Corp.	5,233	259,034
		5,570,088
Water utilities - 0.1%
American States Water Company	861	34,345
American Water Works Company, Inc.	4,120	223,345
Aqua America, Inc.	4,000	105,400
Artesian Resources Corp., Class A	784	16,770
California Water Service Group	1,119	27,427
Connecticut Water Service, Inc.	541	19,655
Middlesex Water Company	892	20,302
Pure Cycle Corp. (I)	1,287	6,486
SJW Corp.	641	19,813
York Water Company	973	23,624
		497,167
		16,678,469
TOTAL COMMON STOCKS (Cost $330,497,405)		$579,858,894

CORPORATE BONDS - 0.0%
Financials - 0.0%
GAMCO Investors, Inc. 3.419%, 12/31/2015 *	$2,800	$2,729
TOTAL CORPORATE BONDS (Cost $2,622)		$2,729

RIGHTS - 0.0%
Fresenius Kabi Pharmaceuticals Holding, Inc.
(Expiration Date: 06/11/2030; Strike
Price: $0.02) (I)	4,291	0
TOTAL RIGHTS (Cost $4,291)		$0

WARRANTS - 0.0%
Biotime, Inc. (Expiration
Date: 10/01/2018) (I)(N)	184	368
Eagle Bulk Shipping, Inc. (Expiration
Date: 10/15/2021) (I)(N)	92	85
Genco Shipping & Trading Ltd. (Expiration
Date: 07/09/2021) (I)(N)	84	57
Imperial Holdings (Expiration
Date: 04/11/2019) (I)(N)	18	15
Magnum Hunter Resources Corp. (Expiration
Date: 04/15/2016; Strike Price: $8.50) (I)(L)	420	4
TOTAL WARRANTS (Cost $18,985)		$529

SECURITIES LENDING COLLATERAL - 1.4%
John Hancock
Collateral Trust, 0.1102% (W)(Y)	855,010	8,554,372
TOTAL SECURITIES LENDING
COLLATERAL (Cost $8,554,646)		$8,554,372
SHORT-TERM INVESTMENTS - 5.8%
Repurchase agreement - 5.8%
Repurchase Agreement with State Street Corp.
dated 03/31/2015 at 0.000% to be
repurchased at $35,906,000 on 04/01/2015,
collateralized by $29,040,000 U.S. Treasury
Bonds, 3.750% due 11/15/2043 (valued at
$36,628,152, including interest)	$35,906,000	$35,906,000
TOTAL SHORT-TERM INVESTMENTS (Cost $35,906,000)		$35,906,000
Total Investments (Total Stock Market Index Trust)
(Cost $374,983,949) - 101.2%		$624,322,524
Other assets and liabilities, net - (1.2%)		(7,622,626)
TOTAL NET ASSETS - 100.0%		$616,699,898

Ultra Short Term Bond Trust

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 17.9%
U.S. Government - 10.8%
U.S. Treasury Notes
0.250%, 05/15/2015 to 08/15/2015	$16,000,000	$16,003,752
0.375%, 06/15/2015	8,000,000	8,004,369
		24,008,121
U.S. Government Agency - 7.1%
Federal Home Loan Mortgage Corp.
1.890%, 12/01/2035 (P)	220,998	232,274
1.940%, 12/01/2036 (P)	145,609	153,595
1.947%, 06/01/2036 (P)	246,655	261,656
2.149%, 05/01/2037 (P)	481,785	509,777
2.192%, 02/01/2036 (P)	420,179	445,607
2.236%, 12/01/2035 (P)	517,711	550,183
2.294%, 11/01/2036 (P)	426,410	456,059
2.356%, 05/01/2034 (P)	540,798	577,415
2.420%, 08/01/2035 (P)	543,221	580,992
2.613%, 06/01/2035 (P)	523,233	559,614
Federal National Mortgage Association
1.840%, 10/01/2038 (P)	469,646	490,388
1.865%, 10/01/2035 (P)	861,406	905,093
1.917%, 02/01/2035 (P)	700,729	732,231
1.979%, 04/01/2035 (P)	2,296,262	2,430,033
2.117%, 07/01/2035 (P)	908,787	967,954
2.311%, 01/01/2036 (P)	618,814	659,392
2.321%, 02/01/2035 (P)	1,117,838	1,192,357
2.344%, 05/01/2036 (P)	1,388,165	1,480,689
2.369%, 01/01/2036 (P)	515,405	550,261
2.378%, 07/01/2035 (P)	500,831	534,867
2.468%, 05/01/2034 (P)	354,980	379,662
Government National Mortgage Association
1.625%, 08/20/2032 to 08/20/2035 (P)	1,142,184	1,183,416
		15,833,515
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $36,751,959)		$39,841,636

CORPORATE BONDS - 55.9%
Consumer discretionary - 8.1%
American Honda Finance Corp.
0.636%, 05/26/2016 (P)(S)	2,000,000	2,007,374

The accompanying notes are an integral part of the financial statements.	295

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
American Honda Finance Corp. (continued)
1.000%, 08/11/2015 (S)	$1,500,000	$1,503,423
1.125%, 10/07/2016	1,000,000	1,005,358
Comcast Corp. 4.950%, 06/15/2016	1,500,000	1,575,654
Daimler Finance North America LLC
1.250%, 01/11/2016 (S)	500,000	501,820
1.300%, 07/31/2015 (S)	1,500,000	1,503,986
1.650%, 04/10/2015 (S)	2,750,000	2,750,308
Ford Motor Credit Company LLC
5.625%, 09/15/2015	1,500,000	1,531,370
7.000%, 04/15/2015	1,000,000	1,001,580
Hyundai Motor Manufacturing Czech sro
4.500%, 04/15/2015 (S)	1,000,000	1,000,828
TCI Communications, Inc.
8.750%, 08/01/2015	1,625,000	1,669,200
Viacom, Inc. 6.250%, 04/30/2016	2,000,000	2,118,720
		18,169,621
Consumer staples - 2.1%
Anheuser-Busch InBev Worldwide, Inc.
0.800%, 07/15/2015	2,000,000	2,002,536
ConAgra Foods, Inc.
1.350%, 09/10/2015	1,000,000	1,002,054
5.819%, 06/15/2017	1,500,000	1,631,934
		4,636,524
Energy - 2.1%
Anadarko Petroleum Corp.
5.950%, 09/15/2016	2,000,000	2,133,338
Enterprise Products Operating LLC
1.250%, 08/13/2015	1,000,000	1,001,457
Transocean, Inc. 4.950%, 11/15/2015	1,624,000	1,652,420
		4,787,215
Financials - 23.0%
Abbey National Treasury Services PLC
4.000%, 04/27/2016	1,256,000	1,295,049
American Express Credit Corp.
1.750%, 06/12/2015	3,000,000	3,006,081
2.375%, 03/24/2017	1,000,000	1,026,671
American International Group, Inc.
5.050%, 10/01/2015	2,000,000	2,042,502
5.600%, 10/18/2016	2,500,000	2,665,023
Bank of America Corp. 3.700%, 09/01/2015	1,582,000	1,600,807
Bank of America NA 5.300%, 03/15/2017	1,775,000	1,895,409
Bank of Montreal 0.736%, 09/11/2015 (P)	1,500,000	1,503,309
BB&T Corp. 3.200%, 03/15/2016	1,500,000	1,531,479
Capital One Financial Corp.
3.150%, 07/15/2016	2,000,000	2,050,926
5.500%, 06/01/2015	1,500,000	1,511,799
Citigroup, Inc. 4.875%, 05/07/2015	1,750,000	1,756,144
Credit Agricole SA 3.500%, 04/13/2015 (S)	3,870,000	3,872,303
HCP, Inc. 3.750%, 02/01/2016	1,839,000	1,880,635
ING Bank NV 2.000%, 09/25/2015 (S)	2,000,000	2,012,790
JPMorgan Chase & Co.
1.125%, 02/26/2016	1,150,000	1,152,697
3.150%, 07/05/2016	750,000	769,391
MetLife Institutional Funding II
1.625%, 04/02/2015 (S)	1,000,000	1,000,000
MetLife, Inc. 6.750%, 06/01/2016	2,000,000	2,134,372
Morgan Stanley 0.733%, 10/15/2015 (P)	1,000,000	1,001,416
National Rural Utilities Cooperative
Finance Corp. 0.561%, 11/23/2016 (P)	2,000,000	2,001,824
Prudential Financial, Inc. 4.750%, 09/17/2015	2,500,000	2,544,600
Rabobank Nederland NV
0.750%, 03/18/2016 (P)	1,000,000	1,003,557
Societe Generale SA
3.100%, 09/14/2015 (S)	1,590,000	1,606,393
3.500%, 01/15/2016 (S)	2,000,000	2,042,220
The Goldman Sachs Group, Inc.
0.656%, 07/22/2015 (P)	2,500,000	2,500,588
5.350%, 01/15/2016	2,000,000	2,066,886
The Royal Bank of Scotland PLC
4.375%, 03/16/2016	1,750,000	1,805,493
		51,280,364
Health care - 6.2%
AbbVie, Inc. 1.015%, 11/06/2015 (P)	2,000,000	2,006,042
Actavis Funding SCS 1.850%, 03/01/2017	2,000,000	2,014,132
Amgen, Inc.
2.125%, 05/15/2017	2,000,000	2,036,418
2.500%, 11/15/2016	2,000,000	2,047,286
Express Scripts Holding Company
2.650%, 02/15/2017	2,500,000	2,560,495
Mylan, Inc. 1.800%, 06/24/2016	1,200,000	1,209,506
Quest Diagnostics, Inc. 5.450%, 11/01/2015	1,855,000	1,908,235
		13,782,114
Industrials - 4.4%
Air Lease Corp. 4.500%, 01/15/2016	1,000,000	1,022,250
BAE Systems Holdings, Inc.
5.200%, 08/15/2015 (S)	1,000,000	1,015,870
Cooper US, Inc. 5.450%, 04/01/2015	1,000,000	1,000,000
Eaton Corp. 0.950%, 11/02/2015	750,000	750,107
Hutchison Whampoa International, Ltd.
4.625%, 09/11/2015 (S)	1,500,000	1,525,092
PACCAR Financial Corp.
0.526%, 02/08/2016 (P)	1,500,000	1,501,905
Penske Truck Leasing Company LP
2.500%, 03/15/2016 (S)	1,500,000	1,521,608
Ryder System, Inc. 3.600%, 03/01/2016	1,500,000	1,535,580
		9,872,412
Information technology - 0.5%
Hewlett-Packard Company
2.650%, 06/01/2016	1,000,000	1,018,603
Materials - 2.2%
Glencore Canada Corp. 5.375%, 06/01/2015	2,000,000	2,012,938
Glencore Finance Canada, Ltd.
2.050%, 10/23/2015 (S)	1,000,000	1,004,200
The Dow Chemical Company
2.500%, 02/15/2016	1,820,000	1,846,936
		4,864,074
Telecommunication services - 2.7%
AT&T, Inc.
2.400%, 08/15/2016	3,000,000	3,052,746
2.500%, 08/15/2015	1,500,000	1,510,097
Telefonica Emisiones SAU
6.421%, 06/20/2016	1,315,000	1,397,113
		5,959,956
Utilities - 4.6%
CenterPoint Energy Resources Corp.
6.150%, 05/01/2016	1,000,000	1,054,343
Dominion Resources, Inc. 1.950%, 08/15/2016	2,000,000	2,023,536
Entergy Texas, Inc. 3.600%, 06/01/2015	1,000,000	1,003,439
Georgia Power Company
0.590%, 03/15/2016 (P)	2,000,000	1,998,896

The accompanying notes are an integral part of the financial statements.	296

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
NextEra Energy Capital Holdings, Inc.
1.200%, 06/01/2015	$2,225,000	$2,225,125
The Southern Company 2.375%, 09/15/2015	2,000,000	2,015,860
		10,321,199
TOTAL CORPORATE BONDS (Cost $127,572,307)		$124,692,082

COLLATERALIZED MORTGAGE
OBLIGATIONS - 3.4%
U.S. Government Agency - 3.4%
Federal Home Loan Mortgage Corp.,
Series 4106, Class DF
0.574%, 09/15/2042 (P)	1,819,698	1,823,119
Federal National Mortgage Association
Series 2013-10, Class FT,
0.523%, 04/25/2042 (P)	1,863,996	1,861,428
Series 2013-26, Class JF,
0.473%, 10/25/2032 (P)	3,816,173	3,823,622
		7,508,169
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $7,524,185)		$7,508,169

ASSET BACKED SECURITIES - 16.5%
Ally Auto Receivables Trust
Series 2011-3, Class A4,
1.610%, 05/16/2016	138,291	138,345
Series 2012-4, Class A4,
0.800%, 10/16/2017	2,400,000	2,399,722
American Express Credit Account
Master Trust, Series 2012-5, Class A
0.590%, 05/15/2018	3,050,000	3,050,140
AmeriCredit Automobile Receivables Trust
Series 2013-2, Class A3,
0.650%, 12/08/2017	2,666,451	2,664,894
Series 2014-2, Class A2A,
0.540%, 10/10/2017	750,943	750,412
BA Credit Card Trust, Series 2014-A2,
Class A 0.444%, 09/16/2019 (P)	2,000,000	2,000,414
Capital One Multi-Asset Execution Trust,
Series 2007-A1, Class A1
0.224%, 11/15/2019 (P)	2,000,000	1,990,902
CarMax Auto Owner Trust
Series 2012-1, Class A3,
0.890%, 09/15/2016	188,934	188,985
Series 2013-3, Class A3,
0.970%, 04/16/2018	2,470,000	2,475,355
Series 2014-1, Class A2,
0.470%, 02/15/2017	929,679	929,411
Chase Issuance Trust
Series 2012-A5, Class A5,
0.590%, 08/15/2017	4,000,000	4,001,964
Series 2013-A4, Class A4,
0.274%, 05/15/2017 (P)	1,000,000	1,000,000
Discover Card Execution Note Trust,
Series 2012-A3, Class A3
0.860%, 11/15/2017	2,000,000	2,001,048
Ford Credit Auto Owner Trust
Series 2012-D, Class A3,
0.510%, 04/15/2017	1,013,586	1,013,488
Series 2014-B, Class A2,
0.470%, 03/15/2017	2,085,107	2,085,355
Honda Auto Receivables Owner Trust,
Series 2014-3, Class A3
0.880%, 06/15/2018	665,000	664,830
Huntington Auto Trust
Series 2012-1, Class A3,
0.810%, 09/15/2016	31,048	31,055
Series 2012-2, Class A3,
0.510%, 04/17/2017	1,247,193	1,246,822
Hyundai Auto Lease Securitization Trust,
Series 2014-B, Class A2
0.610%, 02/15/2017 (S)	2,861,386	2,860,173
USAA Auto Owner Trust, Series 2012-1,
Class A4 0.570%, 08/15/2017	3,000,000	2,999,877
Volkswagen Auto Lease Trust, Series 2014-A,
Class A2A 0.520%, 10/20/2016	398,881	398,758
Volkswagen Auto Loan Enhanced Trust,
Series 2012-1, Class A3
0.850%, 08/22/2016	325,933	326,176
Westlake Automobile Receivables Trust,
Series 2014-1A, Class A2
0.700%, 05/15/2017 (S)	1,484,432	1,483,505
TOTAL ASSET BACKED SECURITIES (Cost $36,725,083)		$36,701,631

SHORT-TERM INVESTMENTS - 6.1%
U.S. Government - 4.5%
U.S. Treasury Bill 0.020%, 04/02/2015 *	10,000,000	10,000,000
Repurchase agreement - 1.6%
Barclays Tri-Party Repurchase Agreement
dated 03/31/2015 at 0.130% to be
repurchased at $3,527,013 on 04/01/2015,
collateralized by $3,635,400 U.S. Treasury
Inflation Indexed Notes, 0.250% due
01/15/2025 (valued at $3,597,606,
including interest)	3,527,000	3,527,000
TOTAL SHORT-TERM INVESTMENTS (Cost $13,526,989)		$13,527,000
Total Investments (Ultra Short Term Bond Trust)
(Cost $222,100,523) - 99.8%		$222,270,518
Other assets and liabilities, net - 0.2%		537,324
TOTAL NET ASSETS - 100.0%		$222,807,842

U.S. Equity Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 97.7%
Consumer discretionary - 9.3%
Auto components - 0.1%
Gentex Corp.	22,000	$402,600
Distributors - 0.1%
Genuine Parts Company	13,000	1,211,470
Hotels, restaurants and leisure - 0.7%
Chipotle Mexican Grill, Inc. (I)	700	455,378
McDonald’s Corp.	48,151	4,691,833
Texas Roadhouse, Inc.	7,200	262,296
		5,409,507
Household durables - 0.1%
Garmin, Ltd.	4,700	223,344

The accompanying notes are an integral part of the financial statements.	297

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

U.S. Equity Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
Tupperware Brands Corp.	5,000	$345,100
		568,444
Internet and catalog retail - 5.1%
Amazon.com, Inc. (I)	107,771	40,101,585
The Priceline Group, Inc. (I)	500	582,075
		40,683,660
Leisure products - 0.2%
Hasbro, Inc. (L)	8,200	518,568
Mattel, Inc.	29,500	674,075
Polaris Industries, Inc.	4,400	620,840
		1,813,483
Media - 0.0%
Scripps Networks Interactive, Inc., Class A	5,800	397,648
Specialty retail - 1.1%
Bed Bath & Beyond, Inc. (I)	36,700	2,817,643
Ross Stores, Inc.	22,600	2,381,136
The TJX Companies, Inc.	46,900	3,285,345
Tiffany & Company	4,000	352,040
		8,836,164
Textiles, apparel and luxury goods - 1.9%
Coach, Inc.	33,500	1,387,905
Fossil Group, Inc. (I)	2,100	173,145
NIKE, Inc., Class B	93,020	9,332,697
Ralph Lauren Corp.	7,100	933,650
Under Armour, Inc., Class A (I)	2,900	234,175
VF Corp.	42,140	3,173,563
		15,235,135
		74,558,111
Consumer staples - 17.4%
Beverages - 4.0%
Brown-Forman Corp., Class B	13,698	1,237,614
Monster Beverage Corp. (I)	14,040	1,943,066
PepsiCo, Inc.	20,476	1,957,915
The Coca-Cola Company	658,000	26,681,900
		31,820,495
Food and staples retailing - 3.1%
Costco Wholesale Corp.	50,700	7,680,797
CVS Health Corp.	67,100	6,925,391
Sysco Corp.	33,500	1,263,955
Wal-Mart Stores, Inc.	112,280	9,235,030
		25,105,173
Food products - 0.5%
General Mills, Inc.	1,600	90,560
Hormel Foods Corp.	17,900	1,017,615
McCormick & Company, Inc.	15,100	1,164,361
The Hershey Company	15,000	1,513,650
		3,786,186
Household products - 5.7%
Church & Dwight Company, Inc.	18,200	1,554,644
Colgate-Palmolive Company	143,080	9,921,167
Kimberly-Clark Corp.	15,400	1,649,494
The Procter & Gamble Company	398,100	32,620,314
		45,745,619
Personal products - 0.3%
Herbalife, Ltd. (I)(L)	10,300	440,428
The Estee Lauder Companies, Inc., Class A	24,262	2,017,628
		2,458,056
Tobacco - 3.8%
Philip Morris International, Inc.	376,584	28,368,073
Reynolds American, Inc.	31,600	2,177,556
		30,545,629
		139,461,158
Energy - 11.1%
Oil, gas and consumable fuels - 11.1%
Apache Corp.	56,790	3,426,141
Chevron Corp.	341,271	35,826,630
ConocoPhillips	178,900	11,138,314
Denbury Resources, Inc. (L)	12,600	91,854
Devon Energy Corp.	40,500	2,442,555
Exxon Mobil Corp.	291,200	24,752,000
Hess Corp.	9,200	624,404
Marathon Oil Corp.	120,900	3,156,699
Murphy Oil Corp.	14,400	671,040
Occidental Petroleum Corp.	96,835	7,068,955
		89,198,592
		89,198,592
Financials - 2.7%
Banks - 1.5%
JPMorgan Chase & Co.	200,900	12,170,522
Consumer finance - 1.2%
American Express Company	124,200	9,702,504
		21,873,026
Health care - 20.4%
Biotechnology - 2.0%
Amgen, Inc.	40,500	6,473,925
Biogen, Inc. (I)	22,934	9,683,652
		16,157,577
Health care equipment and supplies - 5.5%
Abbott Laboratories	227,101	10,521,589
Baxter International, Inc.	29,301	2,007,119
Becton, Dickinson and Company	24,700	3,546,673
C.R. Bard, Inc.	9,490	1,588,152
Edwards Lifesciences Corp. (I)	11,320	1,612,647
IDEXX Laboratories, Inc. (I)	500	77,240
Intuitive Surgical, Inc. (I)	4,270	2,156,478
Medtronic PLC	144,839	11,295,994
ResMed, Inc. (L)	12,600	904,428
Sirona Dental Systems, Inc. (I)	4,600	413,954
St. Jude Medical, Inc.	25,600	1,674,240
Stryker Corp.	52,500	4,843,125
Varian Medical Systems, Inc. (I)	13,300	1,251,397
Zimmer Holdings, Inc.	20,400	2,397,408
		44,290,444
Health care providers and services - 7.5%
AmerisourceBergen Corp.	4,300	488,781
Anthem, Inc.	4,300	663,963
Express Scripts Holding Company (I)	486,172	42,185,144
Henry Schein, Inc. (I)	10,900	1,521,858
Humana, Inc.	18,800	3,346,776
Laboratory Corp. of America Holdings (I)	700	88,263
MEDNAX, Inc. (I)	3,700	268,287
Patterson Companies, Inc.	4,800	234,192

The accompanying notes are an integral part of the financial statements.	298

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

U.S. Equity Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
UnitedHealth Group, Inc.	94,622	$11,192,836
		59,990,100
Health care technology - 0.2%
Cerner Corp. (I)	27,980	2,049,815
Life sciences tools and services - 0.3%
Agilent Technologies, Inc.	5,600	232,680
Bio-Techne Corp.	2,000	200,580
Mettler-Toledo International, Inc. (I)	1,900	624,435
Waters Corp. (I)	10,400	1,292,928
		2,350,623
Pharmaceuticals - 4.9%
Actavis PLC (I)	10,229	3,044,355
Eli Lilly & Company	22,301	1,620,168
Johnson & Johnson	344,000	34,606,400
		39,270,923
		164,109,482
Industrials - 8.2%
Aerospace and defense - 1.7%
General Dynamics Corp.	1,700	230,741
Honeywell International, Inc.	62,300	6,498,513
Precision Castparts Corp.	18,700	3,927,000
Rockwell Collins, Inc.	3,322	320,739
United Technologies Corp.	19,621	2,299,581
		13,276,574
Air freight and logistics - 0.3%
C.H. Robinson Worldwide, Inc.	17,300	1,266,706
Expeditors International of Washington, Inc.	16,300	785,334
		2,052,040
Commercial services and supplies - 0.1%
Rollins, Inc.	12,450	307,889
Stericycle, Inc. (I)	4,500	631,935
		939,824
Electrical equipment - 1.0%
AMETEK, Inc.	17,000	893,180
Emerson Electric Company	86,300	4,886,306
Hubbell, Inc., Class B	3,500	383,670
Rockwell Automation, Inc.	16,900	1,960,231
		8,123,387
Industrial conglomerates - 3.4%
3M Company	105,400	17,385,730
Danaher Corp.	102,900	8,736,210
Roper Industries, Inc.	5,200	894,400
		27,016,340
Machinery - 1.3%
CLARCOR, Inc.	2,800	184,968
Donaldson Company, Inc.	1,405	52,983
Dover Corp.	12,900	891,648
Flowserve Corp.	4,200	237,258
Illinois Tool Works, Inc.	58,641	5,696,387
Lincoln Electric Holdings, Inc.	2,200	143,858
Pall Corp.	7,800	783,042
Snap-on, Inc.	1,600	235,296
WABCO Holdings, Inc. (I)	15,700	1,929,216
Wabtec Corp.	7,100	674,571
		10,829,227
Professional services - 0.1%
Equifax, Inc.	5,700	530,100
Road and rail - 0.0%
J.B. Hunt Transport Services, Inc.	2,500	213,488
Landstar System, Inc.	2,700	179,010
		392,498
Trading companies and distributors - 0.3%
Fastenal Company	19,900	824,557
MSC Industrial Direct Company, Inc., Class A	2,000	144,400
W.W. Grainger, Inc.	6,600	1,556,346
		2,525,303
		65,685,293
Information technology - 27.3%
Communications equipment - 5.0%
Cisco Systems, Inc.	642,519	17,685,335
F5 Networks, Inc. (I)	7,200	827,568
QUALCOMM, Inc.	271,802	18,846,751
Ubiquiti Networks, Inc. (L)	96,175	2,841,971
		40,201,625
Electronic equipment, instruments and components - 0.2%
Amphenol Corp., Class A	23,300	1,373,069
Internet software and services - 4.9%
Akamai Technologies, Inc. (I)	11,900	845,436
eBay, Inc. (I)	99,211	5,722,490
Google, Inc., Class A (I)	59,117	32,792,200
Google, Inc., Class C (I)	221	121,108
		39,481,234
IT services - 3.9%
Accenture PLC, Class A	80,100	7,504,569
Automatic Data Processing, Inc.	6,800	582,352
Cognizant Technology
Solutions Corp., Class A (I)	70,000	4,367,300
Gartner, Inc. (I)	1,900	159,315
IBM Corp.	22,102	3,547,371
Jack Henry & Associates, Inc.	6,600	461,274
MasterCard, Inc., Class A	90,149	7,787,972
Paychex, Inc.	37,900	1,880,409
Teradata Corp. (I)	98,200	4,334,548
Total System Services, Inc.	13,100	499,765
		31,124,875
Semiconductors and semiconductor equipment - 0.6%
Analog Devices, Inc.	35,805	2,255,715
Avago Technologies, Ltd.	2,300	292,054
Linear Technology Corp.	18,400	861,120
Skyworks Solutions, Inc.	7,100	697,859
Xilinx, Inc.	28,500	1,205,550
		5,312,298
Software - 7.6%
ANSYS, Inc. (I)	11,400	1,005,366
CA, Inc.	26,300	857,643
Citrix Systems, Inc. (I)	20,300	1,296,561
FactSet Research Systems, Inc.	2,400	382,080
Intuit, Inc.	32,000	3,102,720
Microsoft Corp.	654,336	26,602,030
Oracle Corp.	621,239	26,806,463
Red Hat, Inc. (I)	10,500	795,375
		60,848,238

The accompanying notes are an integral part of the financial statements.	299

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

U.S. Equity Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Technology hardware, storage and peripherals - 5.1%
Apple, Inc.	277,620	$34,544,257
EMC Corp.	239,800	6,129,288
NetApp, Inc.	9,800	347,508
		41,021,053
		219,362,392
Materials - 1.3%
Chemicals - 1.3%
International Flavors & Fragrances, Inc.	2,100	246,540
Monsanto Company	70,200	7,900,308
Sigma-Aldrich Corp.	11,900	1,645,175
The Sherwin-Williams Company	800	227,600
		10,019,623
Containers and packaging - 0.0%
AptarGroup, Inc.	5,700	362,064
		10,381,687
TOTAL COMMON STOCKS (Cost $677,195,405)		$784,629,741

RIGHTS - 0.0%
Community Health Systems, Inc. (Expiration
Date: 01/27/2016; Strike Price: $10.50) (I)	23,900	526
TOTAL RIGHTS (Cost $1,554)		$526

SECURITIES LENDING COLLATERAL - 0.6%
John Hancock
Collateral Trust, 0.1102% (Y)(W)	436,432	4,366,500
TOTAL SECURITIES LENDING
COLLATERAL (Cost $4,366,564)		$4,366,500

SHORT-TERM INVESTMENTS - 2.3%
Money market funds - 2.3%
State Street Institutional Treasury Money
Market Fund, 0.0000% (Y)	18,542,505	18,542,505
TOTAL SHORT-TERM INVESTMENTS (Cost $18,542,505)		$18,542,505
Total Investments (U.S. Equity Trust)
(Cost $700,106,028) - 100.6%		$807,539,272
Other assets and liabilities, net - (0.6%)		(4,452,987)
TOTAL NET ASSETS - 100.0%		$803,086,285

Utilities Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 90.5%
Consumer discretionary - 10.0%
Media - 10.0%
Altice SA (I)	55,758	$6,030,193
Astro Malaysia Holdings BHD	2,016,200	1,739,272
Charter Communications, Inc., Class A (I)	30,735	5,935,236
Comcast Corp., Special Class A	230,649	12,931,336
Liberty Global PLC, Series A (I)	17,928	922,754
Liberty Global PLC, Series C (I)	213,154	10,617,201
Quebecor, Inc., Class B	105,692	2,827,243
Time Warner Cable, Inc.	51,333	7,693,790
		48,697,025
Energy - 17.2%
Oil, gas and consumable fuels - 17.2%
Anadarko Petroleum Corp.	48,226	3,993,595
Antero Midstream Partners LP	20,228	489,315
Cabot Oil & Gas Corp.	5,186	153,143
Columbia Pipeline Partners LP (I)	73,925	2,046,983
Cone Midstream Partners LP	25,410	442,388
Enable Midstream Partners LP	56,786	931,290
Enbridge, Inc.	154,509	7,447,613
Energen Corp.	22,924	1,512,984
Energy Transfer Equity LP	98,706	6,254,012
Energy Transfer Partners LP	17,504	975,848
Enterprise Products Partners LP	91,218	3,003,809
EQT Corp.	51,630	4,278,578
JP Energy Partners LP	65,788	732,878
Kinder Morgan, Inc.	292,628	12,307,934
MarkWest Energy Partners LP	19,939	1,317,968
Memorial Resource Development Corp. (I)	11,633	206,369
Noble Energy, Inc.	61,795	3,021,776
ONEOK Partners LP	32,994	1,347,475
ONEOK, Inc.	30,438	1,468,329
Plains All American Pipeline LP	23,718	1,156,727
Plains GP Holdings LP, Class A	283,001	8,028,738
SemGroup Corp., Class A	41,785	3,398,792
The Williams Companies, Inc.	206,939	10,469,044
Western Gas Equity Partners LP	41,068	2,464,080
Williams Partners LP	115,007	5,660,645
		83,110,313
		83,110,313
Financials - 1.4%
Real estate investment trusts - 1.4%
American Tower Corp.	61,785	5,817,058
InfraREIT, Inc. (I)	36,902	1,055,028
		6,872,086
Information technology - 0.3%
Internet software and services - 0.3%
Rocket Internet SE (I)(S)	30,002	1,484,599
Telecommunication services - 11.5%
Diversified telecommunication services - 6.8%
Bezeq The
Israeli Telecommunication Corp., Ltd.	1,946,205	3,624,109
BT Group PLC	361,726	2,350,439
Com Hem Holding AB (I)	581,131	4,718,489
Hellenic
Telecommunications Organization SA (I)	348,492	3,086,616
Oi SA (I)	130,153	209,612
TDC A/S	847,734	6,073,981
Telecom Italia SpA	6,069,036	5,706,806
TELUS Corp.	42,234	1,402,854
Verizon Communications, Inc.	78,677	3,826,063
XL Axiata Tbk PT	5,818,500	1,933,250
		32,932,219
Wireless telecommunication services - 4.7%
Advanced Info Service PCL	26,500	193,009
Bharti Airtel, Ltd.	41,859	263,308
Drillisch AG	5,516	215,167
KDDI Corp.	92,400	2,087,549
MegaFon OAO, GDR	75,649	1,203,890
Mobile TeleSystems OJSC, ADR	304,768	3,078,157
Philippine Long Distance Telephone Company	11,255	715,960

The accompanying notes are an integral part of the financial statements.	300

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Utilities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Wireless telecommunication services (continued)
SBA Communications Corp., Class A (I)	54,284	$6,356,656
T-Mobile US, Inc. (I)	22,989	728,521
Turkcell Iletisim Hizmetleri AS (I)	480,792	2,466,020
Vodafone Group PLC	1,612,622	5,277,019
		22,585,256
		55,517,475
Utilities - 50.1%
Electric utilities - 22.0%
ALLETE, Inc.	64,132	3,383,604
American Electric Power Company, Inc.	155,012	8,719,425
Cheung Kong Infrastructure Holdings, Ltd.	205,000	1,760,702
Cia Paranaense de Energia, ADR	57,823	605,985
CPFL Energia SA	413,919	2,653,502
Edison International	14,967	934,988
EDP - Energias de Portugal SA	2,367,123	8,865,217
EDP - Energias do Brasil SA	1,002,103	3,249,758
Enel SpA	1,679,531	7,587,153
Equatorial Energia SA	156,201	1,529,439
Exelon Corp.	435,579	14,639,810
FirstEnergy Corp.	7,152	250,749
Iberdrola SA	337,575	2,176,870
NextEra Energy, Inc.	156,325	16,265,616
NRG Yield, Inc., Class A	38,791	1,967,867
OGE Energy Corp.	270,761	8,558,755
Pinnacle West Capital Corp.	11,372	724,965
PPL Corp.	509,454	17,148,222
Red Electrica Corp. SA	53,709	4,367,256
SSE PLC	54,033	1,199,151
		106,589,034
Gas utilities - 3.1%
APA Group, Ltd.	250,719	1,724,470
China Resources Gas Group, Ltd.	1,372,000	4,268,568
Enagas SA	66,156	1,891,721
Gas Natural SDG SA	94,750	2,127,338
Infraestructura Energetica Nova SAB de CV	190,895	1,042,611
Snam SpA	716,884	3,479,851
The Laclede Group, Inc.	4,558	233,461
		14,768,020
Independent power and renewable electricity
producers - 13.2%
Abengoa Yield PLC (L)	178,822	6,040,607
AES Corp.	604,549	7,768,455
Aksa Enerji Uretim AS (I)(L)	189,790	203,967
Calpine Corp. (I)	461,475	10,553,933
China Longyuan Power Group Corp., H Shares	1,698,000	1,845,529
Drax Group PLC	224,995	1,208,444
Dynegy, Inc. (I)	334,691	10,519,338
EDP Renovaveis SA	1,490,754	10,246,342
Enel Green Power SpA	443,939	827,795
Infinis Energy PLC	259,955	724,719
NextEra Energy Partners LP	22,394	981,305
NRG Energy, Inc.	514,084	12,949,776
Tractebel Energia SA	21,700	240,012
		64,110,222
Multi-utilities - 11.8%
AGL Energy, Ltd.	127,572	1,474,835
Ameren Corp.	69,677	2,940,369
CenterPoint Energy, Inc.	59,158	1,207,415
CMS Energy Corp.	120,686	4,213,148
Dominion Resources, Inc.	20,240	1,434,409
DTE Energy Company	33,786	2,726,192
GDF Suez	247,744	4,891,215
NiSource, Inc.	168,549	7,443,124
NorthWestern Corp.	43,980	2,365,684
PG&E Corp.	69,432	3,684,756
Public Service Enterprise Group, Inc.	295,556	12,389,708
Sempra Energy	113,104	12,330,598
		57,101,453
		242,568,729
TOTAL COMMON STOCKS (Cost $412,083,734)		$438,250,227

PREFERRED SECURITIES - 8.0%
Financials - 0.8%
Real estate investment trusts - 0.8%
American Tower Corp., 5.500%	36,427	3,614,651
Telecommunication services - 1.0%
Diversified telecommunication services - 0.1%
Oi SA (I)	414,835	666,793
Wireless telecommunication services - 0.9%
T-Mobile US, Inc., 5.500%	70,874	4,157,469
		4,824,262
Utilities - 6.2%
Electric utilities - 3.1%
Cia Paranaense de Energia, B Shares	171,000	1,802,933
Exelon Corp., 6.500% (L)	150,085	7,301,635
NextEra Energy, Inc., 5.799%	22,023	1,227,782
NextEra Energy, Inc., 5.889%	68,191	4,461,737
		14,794,087
Independent power and renewable electricity producers - 1.2%
Dynegy, Inc., 5.375%	54,532	5,952,168
Multi-utilities - 1.9%
Dominion Resources, Inc., 6.000%	62,844	3,544,402
Dominion Resources, Inc., 6.125%	51,696	2,903,247
Dominion Resources, Inc., 6.375%	61,317	2,967,743
		9,415,392
		30,161,647
TOTAL PREFERRED SECURITIES (Cost $39,937,534)		$38,600,560

RIGHTS - 0.0%
Com Hem Holding AB (I)(N)	581,131	6,680
TOTAL RIGHTS (Cost $0)		$6,680

SECURITIES LENDING COLLATERAL - 0.4%
John Hancock
Collateral Trust, 0.1102% (W)(Y)	221,942	2,220,528
TOTAL SECURITIES LENDING
COLLATERAL (Cost $2,220,557)		$2,220,528

SHORT-TERM INVESTMENTS - 0.6%
Commercial paper - 0.2%
HSBC Americas, Inc., 0.050%, 04/01/2015 *	$806,000	$806,000

The accompanying notes are an integral part of the financial statements.	301

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Utilities Trust (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement - 0.4%
Repurchase Agreement with State Street Corp.
dated 03/31/2015 at 0.000% to be
repurchased at $1,954,000 on 04/01/2015,
collateralized by $1,810,000 U.S. Treasury
Notes, 3.625% due 08/15/2019 (valued at
$1,997,878, including interest)	$1,954,000	$1,954,000
TOTAL SHORT-TERM INVESTMENTS (Cost $2,760,000)		$2,760,000
Total Investments (Utilities Trust) (Cost $457,001,825) - 99.5%		$481,837,995
Other assets and liabilities, net - 0.5%		2,337,773
TOTAL NET ASSETS - 100.0%		$484,175,768

Value Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 96.6%
Consumer discretionary - 9.8%
Auto components - 5.1%
Dana Holding Corp.	629,222	$13,314,338
Johnson Controls, Inc.	420,865	21,228,431
		34,542,769
Media - 1.6%
Gannett Company, Inc.	286,103	10,608,699
Specialty retail - 1.3%
Advance Auto Parts, Inc.	4,475	669,863
Ascena Retail Group, Inc. (I)	572,190	8,302,477
		8,972,340
Textiles, apparel and luxury goods - 1.8%
Fossil Group, Inc. (I)	144,418	11,907,264
		66,031,072
Consumer staples - 2.6%
Food products - 2.6%
ConAgra Foods, Inc.	483,776	17,672,337
Energy - 5.9%
Energy equipment and services - 4.0%
Amec Foster Wheeler PLC	942,807	12,611,543
Amec Foster Wheeler PLC, ADR	38,139	509,537
Baker Hughes, Inc.	220,892	14,044,313
		27,165,393
Oil, gas and consumable fuels - 1.9%
The Williams Companies, Inc.	255,640	12,932,828
		40,098,221
Financials - 27.2%
Banks - 8.3%
BB&T Corp.	408,079	15,911,000
Comerica, Inc.	352,451	15,906,114
Wintrust Financial Corp.	313,865	14,965,083
Zions Bancorporation	340,148	9,183,996
		55,966,193
Capital markets - 7.0%
American Capital, Ltd. (I)	899,185	13,298,946
Northern Trust Corp.	228,190	15,893,434
Stifel Financial Corp. (I)	319,942	17,836,767
		47,029,147
Insurance - 8.6%
ACE, Ltd.	72,771	8,113,239
Arthur J. Gallagher & Company	204,288	9,550,464
FNF Group	494,464	18,176,497
Marsh & McLennan Companies, Inc.	179,172	10,049,757
Willis Group Holdings PLC	251,575	12,120,884
		58,010,841
Real estate management and development - 3.3%
Forest City Enterprises, Inc., Class A (I)	881,401	22,493,354
		183,499,535
Health care - 10.6%
Health care equipment and supplies - 0.4%
Becton, Dickinson and Company	16,713	2,399,820
Health care providers and services - 8.1%
Brookdale Senior Living, Inc. (I)	392,633	14,825,822
HealthSouth Corp.	435,315	19,310,573
Universal Health Services, Inc., Class B	173,249	20,393,140
		54,529,535
Life sciences tools and services - 2.1%
PerkinElmer, Inc.	284,057	14,526,675
		71,456,030
Industrials - 18.3%
Aerospace and defense - 2.5%
Textron, Inc.	389,052	17,246,675
Air freight and logistics - 1.3%
UTi Worldwide, Inc. (I)	741,476	9,120,155
Building products - 5.1%
Masco Corp.	540,102	14,420,723
Owens Corning	457,584	19,859,146
		34,279,869
Commercial services and supplies - 2.0%
Clean Harbors, Inc. (I)	238,576	13,546,345
Electrical equipment - 2.1%
The Babcock & Wilcox Company	444,927	14,277,707
Machinery - 4.7%
Ingersoll-Rand PLC	258,526	17,600,450
Pentair PLC	220,055	13,839,259
		31,439,709
Road and rail - 0.6%
Swift Transportation Company (I)	152,624	3,971,276
		123,881,736
Information technology - 12.4%
Communications equipment - 2.3%
Ciena Corp. (I)	809,342	15,628,394
IT services - 2.5%
Teradata Corp. (I)	374,529	16,531,710
Software - 5.1%
Cadence Design Systems, Inc. (I)	734,641	13,546,780
Citrix Systems, Inc. (I)	325,469	20,787,705
		34,334,485
Technology hardware, storage and peripherals - 2.5%
Diebold, Inc.	137,244	4,866,672

The accompanying notes are an integral part of the financial statements.	302

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Technology hardware, storage and peripherals (continued)
NetApp, Inc.	345,450	$12,249,657
		17,116,329
		83,610,918
Materials - 4.4%
Chemicals - 4.1%
Eastman Chemical Company	196,149	13,585,280
W.R. Grace & Company (I)	145,725	14,407,831
		27,993,111
Construction materials - 0.3%
Eagle Materials, Inc.	23,583	1,970,595
		29,963,706
Telecommunication services - 2.6%
Diversified telecommunication services - 2.6%
Level 3 Communications, Inc. (I)	325,284	17,513,291
Utilities - 2.8%
Electric utilities - 2.0%
Edison International	223,524	13,963,544
Multi-utilities - 0.8%
CenterPoint Energy, Inc.	259,783	5,302,171
		19,265,715
TOTAL COMMON STOCKS (Cost $536,507,391)		$652,992,561

SHORT-TERM INVESTMENTS - 3.4%
Money market funds - 3.4%
State Street Institutional Liquid Reserves
Fund, 0.0986% (Y)	22,874,070	22,874,070
TOTAL SHORT-TERM INVESTMENTS (Cost $22,874,070)		$22,874,070
Total Investments (Value Trust) (Cost $559,381,461) - 100.0%		$675,866,631
Other assets and liabilities, net - 0.0%		(228,241)
TOTAL NET ASSETS - 100.0%		$675,638,390

Percentages are based upon net assets.

Footnotes

Key to Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
CRC	Costa Rican Colon
DKK	Danish Krone
DOP	Dominican Peso
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NZD	New Zealand Dollar
NOK	Norwegian Krone
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
UYU	Uruguayan Peso
ZAR	South African Rand

Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
CMT	Constant Maturity Treasury
ETF	Exchange Traded Fund
GO	General Obligation
GDR	Global Depositary Receipts
IO	Interest-Only Security (Interest Tranche of Stripped Mortgage Pool). Rate shown is the effective yield at period end.
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
PO	Principal-Only Security (Principal Tranche of Stripped Security). Rate shown is the annualized yield at the end of the period.
REIT	Real Estate Investment Trust
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
TBD	To Be Determined
USGG	U.S. Generic Government Yield Index
(A)	The subadvisor is an affiliate of the advisor.
(C)	Security purchased on a when-issued or delayed delivery basis.
(D)	All or a portion of this security is segregated at the custodian as collateral pursuant to certain derivative instrument contracts.
(G)	The portfolio’s subadvisor is shown parenthetically.
(H)	Non-income producing — Issuer and/or security is in default.
(I)	Non-income producing security.
(L)	A portion of the security is on loan as of March 31, 2015.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(N)	Strike price and/or expiration date not available.
(O)	The investment is an affiliate of the fund, the adviser and/or the subadviser.
(P)	Variable rate obligation. Securities reset coupon rates periodically. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(R)	Direct placement securities are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to Portfolio of Investments.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(T)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of March 31, 2015.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The accompanying notes are an integral part of the financial statements.	303

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2015 (unaudited) (showing percentage of total net assets)

(1)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(2)	Manulife Asset Management (North America) Limited is doing business as John Hancock Asset Management.

The accompanying notes are an integral part of the financial statements.	304

Certain funds had the following country concentration as a percentage of net assets on 3-31-15:

Alpha Opportunities Trust
United States	79.5%
United Kingdom	2.7%
Japan	2.5%
Canada	2.4%
Switzerland	2.2%
Ireland	2.0%
China	1.8%
France	1.2%
Netherlands	1.0%
Germany	0.6%
Other Countries	4.1%
Total	100.0%

Fundamental Large Cap Value Trust
United States	82.3%
United Kingdom	4.1%
Netherlands	2.9%
Switzerland	2.8%
Germany	2.7%
South Korea	2.3%
Ireland	1.9%
France	1.0%
Total	100.0%

Mutual Shares Trust
United States	77.9%
United Kingdom	7.1%
Ireland	3.6%
Netherlands	2.6%
Israel	2.3%
Switzerland	1.6%
Germany	1.5%
Denmark	1.2%
South Korea	1.2%
Canada	0.5%
Other countries	0.5%
Total	100.0%

Real Return Bond Trust
United States	77.2%
Italy	4.6%
United Kingdom	3.0%
Spain	3.0%
Germany	2.6%
Netherlands	2.3%
Mexico	1.6%
Cayman Islands	1.5%
Brazil	1.0%
France	0.9%
Other Countries	2.3%
Total	100.0%

Strategic Equity Allocation Trust
United States	69.5%
Japan	6.6%
United Kingdom	5.5%
Switzerland	3.1%
France	2.8%
Germany	2.8%
Australia	2.2%
Netherlands	1.0%
Spain	1.0%
Ireland	1.0%
Other countries	4.5%
Total	100.0%

Strategic Income Opportunities Trust
United States	70.0%
Canada	5.6%
Australia	4.1%
New Zealand	3.3%
Mexico	2.4%
Philippines	2.3%
Singapore	2.0%
South Korea	1.9%
Sweden	1.5%
Norway	1.5%
Other countries	5.4%
Total	100.0%

Utilities Trust
United States	68.1%
Spain	5.5%
United Kingdom	4.6%
Italy	3.6%
Canada	2.4%
Brazil	2.3%
Portugal	1.8%
Denmark	1.3%
Luxembourg	1.2%
Hong Kong	1.2%
Other Countries	8.0%
Total	100.0%

The following funds had the following sector composition as a percentage of net assets on 3-31-15:

Emerging Markets Value Trust
Financials	33.0%
Materials	17.7%
Industrials	11.9%
Energy	11.7%
Consumer discretionary	8.3%
Information technology	7.9%
Consumer staples	4.1%
Utilities	3.0%
Telecommunication services	1.2%
Health care	0.4%
Short-term investments and other	0.8%
Total	100.0%

Global Trust
Financials	23.2%
Health care	18.3%
Energy	12.7%
Consumer discretionary	12.5%
Information technology	11.1%
Industrials	8.0%
Telecommunication services	5.4%
Materials	5.2%
Consumer staples	2.7%
Short-term investments and other	0.9%
Total	100.0%

International Core Trust
Consumer discretionary	17.9%
Energy	17.2%
Industrials	11.8%
Telecommunication services	11.8%
Health care	10.2%
Utilities	7.2%
Consumer staples	6.8%
Materials	6.4%
Information technology	5.2%
Financials	4.6%
Short-term investments and other	0.9%
Total	100.0%

International Equity Index Trust B
Financials	26.6%
Consumer discretionary	11.5%
Industrials	10.9%
Consumer staples	9.6%
Health care	8.7%
Information technology	7.6%
Materials	7.4%
Energy	6.9%
Telecommunication services	4.9%
Utilities	3.2%
Short-term investments and other	2.7%
Total	100.0%

International Growth Stock Trust
Consumer discretionary	24.3%
Financials	19.0%
Information technology	14.5%
Industrials	10.1%
Consumer staples	8.9%
Health care	7.6%
Energy	4.6%
Materials	3.1%
Utilities	0.6%
Short-term investments and other	7.3%
Total	100.0%

International Small Company Trust
Industrials	25.4%
Consumer discretionary	19.3%
Financials	14.8%
Materials	10.6%
Information technology	10.2%
Consumer staples	6.2%
Health care	5.6%
Energy	3.5%
Utilities	2.2%
Telecommunication services	1.6%
Short-term investments and other	0.6%
Total	100.0%

International Value Trust
Financials	27.4%
Energy	15.3%
Health care	14.6%
Information technology	9.6%
Industrials	9.4%
Consumer discretionary	9.2%
Telecommunication services	5.1%
Materials	4.3%
Consumer staples	2.6%
Short-term investments and other	2.5%
Total	100.0%

The following fund had the following portfolio composition as a percentage of total investments on 3-31-15:

Global Bond Trust
Foreign government obligations	49.1%
Corporate bonds	14.1%
U.S. Government	13.7%
Collateralized mortgage obligations	10.9%
Certificate of deposit	1.5%
Asset backed securities	0.9%
U.S. Government Agency	0.3%
Escrow shares	0.2%
Term loans	0.1%
Short-term investments	9.2%
Total	100.0%

John Hancock Variable Insurance Trust
Notes to Portfolio of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded and closed-end funds, held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in underlying affiliated funds and/or other open-end management investment companies are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option was acquired or most likely will be sold. Swaps and unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign index futures that trade in the electronic trading market subsequent to the close of regular trading and have sufficient liquidity will be valued at the last traded price in the electronic trading market as of 4:00 p.m ET. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of March 31, 2015, all investments for All Cap Core Trust, American Asset Allocation Trust, American Global Growth Trust, American Growth Trust, American Growth-Income Trust, American International Trust, American New World Trust, Franklin Templeton Founding Allocation Trust, Lifestyle Aggressive PS Series, Lifestyle Balanced PS Series, Lifestyle Conservative PS Series, Lifestyle Growth PS Series, Lifestyle Moderate PS Series, Small Company Growth Trust, Small Company Value Trust, and U.S. Equity Trust are categorized as Level 1 under the hierarchy described above.

All investments for 500 Index Trust B, Mid Cap Index Trust, and Real Estate Securities Trust are categorized as Level 1 under the hierarchy described above, except for short-term investments which are categorized as Level 2.

All investments for Lifestyle Aggressive MVP, Lifestyle Balanced MVP, Lifestyle Conservative MVP, Lifestyle Growth MVP, and Lifestyle Moderate MVP are categorized as Level 1 under the hierarchy described above, except for commercial paper and U.S. Treasury Notes which are categorized as Level 2.

All investments for Money Market Trust, Money Market Trust B, and Ultra Short Term Bond Trust are categorized as Level 2 under the hierarchy described above.

All investments for Total Bond Market Trust B are categorized as Level 2 under the hierarchy described above, except for money market funds which are categorized as Level 1.

All investments for Short Term Government Income Trust are categorized as Level 2 under the hierarchy described above, except for futures which are categorized as Level 1.

All investments for New Income Trust are categorized as Level 2 under the hierarchy described above, except for money market funds and futures which are categorized as Level 1.

All investments for Core Bond Trust are categorized as Level 2 under the hierarchy described above, except for securities lending and money market funds which are categorized as Level 1.

The following is a summary of the values by input classification of the portfolios’ investments as of March 31, 2015, by major security category or type:

			Level 2	Level 3
			significant	significant
	Total market value	Level 1 quoted	observable	unobservable
	at 3-31-15	price	inputs	inputs
Active Bond Trust
U.S. Government and Agency obligations	$198,251,381	—	$198,251,381	—
Foreign government obligations	4,686,379	—	4,686,379	—
Corporate bonds	350,101,517	—	350,079,713	$21,804
Capital preferred securities	10,243,527	—	10,243,527	—
Term loans	2,344,941	—	2,344,941	—
Municipal bonds	2,836,360	—	2,836,360	—
Collateralized mortgage obligations	170,880,014	—	169,820,050	1,059,964
Asset backed securities	73,593,228	—	73,593,228	—
Preferred securities	5,758,220	$4,191,738	1,565,880	602
Securities lending collateral	3,385,772	3,385,772	—	—
Short-term investments	22,942,381	21,544,381	1,398,000	—
Total investments in securities	$845,023,720	$29,121,891	$814,819,459	$1,082,370

			Level 2	Level 3
			significant	significant
	Total market value	Level 1 quoted	observable	unobservable
	at 3-31-15	price	inputs	inputs
Alpha Opportunities Trust
Common stocks
Consumer discretionary	$110,776,606	$98,341,525	$12,339,363	$95,718
Consumer staples	36,083,549	29,170,184	6,913,365	—
Energy	40,667,503	35,287,347	5,380,156	—
Financials	103,096,417	90,811,531	12,242,359	42,527
Health care	133,710,695	119,223,774	14,486,921	—
Industrials	102,227,285	89,899,366	12,327,919	—
Information technology	151,979,788	137,711,344	14,268,444	—
Materials	41,375,874	35,677,185	5,698,689	—
Telecommunication services	4,342,999	2,952,133	1,390,866	—
Utilities	7,890,313	6,970,559	919,754	—
Preferred securities	13,306,291	—	363,718	12,942,573
Warrants	813,471	—	813,471	—
Securities lending collateral	29,390,907	29,390,907	—	—
Short-term investments	13,100,000	—	13,100,000	—
Total investments in securities	$788,761,698	$675,435,855	$100,245,025	$13,080,818

			Level 2	Level 3
			significant	significant
	Total market value	Level 1 quoted	observable	unobservable
	at 3-31-15	price	inputs	inputs
Blue Chip Growth Trust
Common stocks
Consumer discretionary	$420,631,671	$418,761,868	$1,869,803	—
Consumer staples	48,320,575	48,320,575	—	—
Energy	30,975,641	30,975,641	—	—
Financials	117,966,353	117,966,353	—	—
Health care	433,336,279	433,336,279	—	—
Industrials	230,458,372	230,458,372	—	—
Information technology	428,647,775	405,808,769	22,839,006	—
Materials	64,897,590	64,897,590	—	—
Telecommunication services	250,429	—	250,429	—
Securities lending collateral	6,619,461	6,619,461	—	—
Short-term investments	10,353,336	10,353,336	—	—
Total investments in securities	$1,792,457,482	$1,767,498,244	$24,959,238	—

			Level 2	Level 3
			significant	significant
	Total market value	Level 1 quoted	observable	unobservable
	at 3-31-15	price	inputs	inputs
Bond Trust
U.S. Government and Agency obligations	$5,641,856,023	—	$5,641,856,023	—
Corporate bonds	3,600,068,517	—	3,600,068,517	—
Capital preferred securities	73,941,906	—	73,941,906	—
Collateralized mortgage obligations	208,321,393	—	200,266,393	$8,055,000
Asset backed securities	768,488,796	—	768,488,796	—
Preferred securities	11,272,320	$11,272,320	—	—
Securities lending collateral	72,541,005	72,541,005	—	—
Short-term investments	76,806,000	—	76,806,000	—
Total investments in securities	$10,453,295,960	$83,813,325	$10,361,427,635	$8,055,000

			Level 2	Level 3
			significant	significant
	Total market value	Level 1 quoted	observable	unobservable
	at 3-31-15	price	inputs	inputs
Capital Appreciation Trust
Common stocks
Consumer discretionary	$261,455,920	$232,868,346	$28,587,574	—
Consumer staples	47,161,030	47,161,030	—	—
Energy	32,815,826	32,815,826	—	—
Financials	33,747,125	33,747,125	—	—
Health care	203,344,939	203,344,939	—	—
Industrials	44,603,066	44,603,066	—	—
Information technology	378,803,126	362,413,301	16,389,825	—
Materials	20,132,415	20,132,415	—	—
Securities lending collateral	29,117,586	29,117,586	—	—
Short-term investments	5,086,000	—	5,086,000	—
Total investments in securities	$1,056,267,033	$1,006,203,634	$50,063,399	—

			Level 2	Level 3
			significant	significant
	Total market value	Level 1 quoted	observable	unobservable
	at 3-31-15	price	inputs	inputs
Capital Appreciation Value Trust
Common stocks
Consumer discretionary	$28,874,211	$28,874,211	—	—
Consumer staples	10,518,008	9,939,713	$578,295	—
Energy	7,848,859	7,848,859	—	—
Financials	35,236,930	34,162,878	1,074,052	—
Health care	52,786,345	52,786,345	—	—
Industrials	44,229,561	44,229,561	—	—
Information technology	27,634,904	27,634,904	—	—
Materials	2,877,600	2,877,600	—	—
Telecommunication services	1,112,450	1,112,450	—	—
Utilities	9,294,351	9,294,351	—	—
Preferred securities	9,520,406	9,520,406	—	—
U.S. Government and Agency obligations	5,442,177	—	5,442,177	—
Corporate bonds	73,052,814	—	73,052,814	—
Convertible bonds	320,691	—	320,691	—
Term loans	17,081,807	—	17,081,807	—
Asset backed securities	1,932,330	—	1,932,330	—
Short-term investments	42,853,877	41,834,877	1,019,000	—
Total investments in securities	$370,617,321	$270,116,155	$100,501,166	—
Other financial instruments:
Futures	$28,060	$28,060	—	—
Forward foreign currency contracts	$12,251	—	$12,251	—
Written options	($1,475,466)	($187,989)	($1,287,477)	—

			Level 2	Level 3
			significant	significant
	Total market value	Level 1 quoted	observable	unobservable
	at 3-31-15	price	inputs	inputs
Core Strategy Trust
Common stocks	$3,043	—	$1,618	$1,425
Investment companies	3,966,334,653	$3,966,334,653	—	—
Total investments in securities	$3,966,337,696	$3,966,334,653	$1,618	$1,425

			Level 2	Level 3
			significant	significant
	Total market value	Level 1 quoted	observable	unobservable
	at 3-31-15	price	inputs	inputs
Emerging Markets Value Trust
Common stocks
Australia	$299,482	—	$299,482	—
Brazil	39,923,517	$39,923,517	—	—
Chile	17,239,829	7,026,884	10,212,945	—
China	94,189,376	12,178,528	81,825,524	$185,324
Colombia	2,086,299	2,086,299	—	—
Czech Republic	3,858,221	—	3,858,221	—
Greece	1,136,557	—	1,136,557	—
Hong Kong	30,375,184	2,317,399	27,665,336	392,449
Hungary	1,297,583	—	1,297,583	—
India	80,521,899	2,633,338	77,865,164	23,397
Indonesia	27,521,296	—	27,521,296	—
Malaysia	37,177,140	—	37,177,140	—
Mexico	47,410,316	47,333,111	9,067	68,138
Philippines	12,804,010	—	12,803,878	132
Poland	18,383,709	—	18,383,709	—
Russia	18,741,047	—	18,741,047	—
South Africa	76,226,832	12,110,310	64,098,877	17,645
South Korea	124,246,374	31,410,954	92,789,795	45,625
Spain	699,019	699,019	—	—
Taiwan	131,289,252	4,315,739	126,941,756	31,757
Thailand	26,834,254	25,769,074	1,065,180	—
Turkey	14,140,570	—	14,136,138	4,432
Ukraine	252,292	—	252,292	—
Preferred securities	14,797,037	14,797,037	—	—
Rights	9,360	9,360	—	—
Warrants	1,920	—	1,920	—
Securities lending collateral	24,079,640	24,079,640	—	—
Short-term investments	2,876,391	2,876,391	—	—
Total investments in securities	$848,418,406	$229,566,600	$618,082,907	$768,899

			Level 2	Level 3
			significant	significant
	Total market value	Level 1 quoted	observable	unobservable
	at 3-31-15	price	inputs	inputs
Equity-Income Trust
Common stocks
Consumer discretionary	$246,147,491	$241,089,517	$5,057,974	—
Consumer staples	85,084,654	85,084,654	—	—
Energy	229,334,276	229,334,276	—	—
Financials	375,158,346	375,158,346	—	—
Health care	132,313,512	122,527,161	9,786,351	—
Industrials	262,451,434	262,451,434	—	—
Information technology	212,531,470	193,556,022	—	$18,975,448
Materials	104,435,067	104,435,067	—	—
Telecommunication services	68,598,974	56,609,573	11,989,401	—
Utilities	122,825,158	122,825,158	—	—
Rights	94,347	94,347	—	—
Securities lending collateral	23,208,925	23,208,925	—	—
Short-term investments	85,608,910	85,608,910	—	—
Total investments in securities	$1,947,792,564	$1,901,983,390	$26,833,726	$18,975,448

			Level 2	Level 3
			significant	significant
	Total market value	Level 1 quoted	observable	unobservable
	at 3-31-15	price	inputs	inputs
Financial Industries Trust
Common stocks
Financials	$163,842,080	$145,669,907	$14,560,057	$3,612,116
Information technology	2,077,160	2,077,160	—	—
Warrants	771,543	771,543	—	—
Short-term investments	1,521,000	—	1,521,000	—
Total investments in securities	$168,211,783	$148,518,610	$16,081,057	$3,612,116

			Level 2	Level 3
			significant	significant
	Total market value	Level 1 quoted	observable	unobservable
	at 3-31-15	price	inputs	inputs
Fundamental All Cap Core Trust
Common stocks
Consumer discretionary	$484,103,419	$435,789,827	$48,313,592	—
Consumer staples	36,305,096	13,411,699	22,893,397	—
Energy	103,258,461	103,258,461	—	—
Financials	459,654,123	459,654,123	—	—
Health care	64,700,056	64,700,056	—	—
Industrials	123,361,400	123,361,400	—	—
Information technology	331,436,725	331,436,725	—	—
Materials	70,593,254	70,593,254	—	—
Short-term investments	6,167,000	—	6,167,000	—
Total investments in securities	$1,679,579,534	$1,602,205,545	$77,373,989	—

			Level 2	Level 3
			significant	significant
	Total market value	Level 1 quoted	observable	unobservable
	at 3-31-15	price	inputs	inputs
Fundamental Large Cap Value Trust
Common stocks
Consumer discretionary	$244,572,477	$196,881,748	$47,690,729	—
Consumer staples	176,680,692	88,835,891	87,844,801	—
Energy	172,628,327	172,628,327	—	—
Financials	589,254,624	589,254,624	—	—
Health care	112,418,517	112,418,517	—	—
Industrials	157,841,101	157,841,101	—	—
Information technology	210,437,335	170,343,022	40,094,313	—
Materials	66,796,290	66,796,290	—	—
Short-term investments	9,469,000	—	9,469,000	—
Total investments in securities	$1,740,098,363	$1,554,999,520	$185,098,843	—

			Level 2	Level 3
			significant	significant
	Total market value	Level 1 quoted	observable	unobservable
	at 3-31-15	price	inputs	inputs
Global Bond Trust
U.S. Government and Agency obligations	$106,328,833	—	$106,328,833	—
Foreign government obligations	373,701,110	—	373,701,110	—
Corporate bonds	107,138,614	—	107,138,614	—
Municipal bonds	325,328	—	325,328	—
Collateralized mortgage obligations	82,567,907	—	82,567,907	—
Asset backed securities	6,753,564	—	6,753,564	—
Term loans	512,102	—	512,102	—
Common stocks	53,067	$53,067	—	—
Preferred securities	236,670	236,670	—	—
Escrow shares	1,530,500	—	1,530,500	—
Purchased options	61,330	—	61,330	—
Certificate of deposit	11,314,987	—	11,314,987	—
Short-term investments	70,044,661	—	70,044,661	—
Total investments in securities	$760,568,673	$289,737	$760,278,936	—
Sale commitments outstanding	($121,244,264)	—	($121,244,264)	—
Other financial instruments:
Futures	$1,656,007	$1,656,007	—	—
Forward foreign currency contracts	$9,315,932	—	$9,315,932	—
Written options	($540,200)	—	($540,200)	—
Interest rate swaps	($6,216,457)	—	($6,216,457)	—
Currency swaps	$590,126	—	$590,126	—
Credit default swaps	($1,586,963)	—	($1,586,963)	—
Volatility swaps	$570	—	$570	—

			Level 2	Level 3
			significant	significant
	Total market value	Level 1 quoted	observable	unobservable
	at 3-31-15	price	inputs	inputs
Global Trust
Common stocks
Brazil	$4,696,973	$4,696,973	—	—
Canada	11,869,285	11,869,285	—	—
China	9,277,489	4,107,466	$5,170,023	—
Denmark	4,389,117	—	4,389,117	—
France	65,038,835	—	65,038,835	—
Germany	38,228,797	—	38,228,797	—
Hong Kong	9,539,007	—	9,539,007	—
Ireland	28,712,124	14,784,564	13,927,560	—
Israel	16,790,473	16,790,473	—	—
Italy	15,451,821	—	15,451,821	—
Japan	21,656,054	—	21,656,054	—
Netherlands	41,384,798	—	41,384,798	—
Portugal	6,652,680	—	6,652,680	—
Russia	7,282,067	—	7,282,067	—
Singapore	13,432,309	—	13,432,309	—
South Korea	32,223,117	8,348,842	23,874,275	—
Spain	9,305,521	—	9,305,521	—
Sweden	13,458,492	—	13,458,492	—
Switzerland	29,718,716	—	29,718,716	—
Thailand	1,669,727	—	1,669,727	—
Turkey	8,335,552	8,335,552	—	—
United Kingdom	76,259,258	8,253,402	68,005,856	—
United States	227,198,967	227,198,967	—	—
Rights	682,649	—	682,649	—
Securities lending collateral	28,724,013	28,724,013	—	—
Short-term investments	1,999,999	—	1,999,999	—
Total investments in securities	$723,977,840	$333,109,537	$390,868,303	—

			Level 2	Level 3
			significant	significant
	Total market value	Level 1 quoted	observable	unobservable
	at 3-31-15	price	inputs	inputs
Health Sciences Trust
Common stocks
Consumer staples	$8,506,753	$7,272,597	$1,234,156	—
Health care	349,173,746	337,697,297	11,468,361	$8,088
Industrials	9,434,970	9,434,970	—	—
Information technology	4,251,398	4,251,398	—	—
Preferred securities
Health care	1,509,453	1,369,283	—	140,170
Information technology	152,390	—	—	152,390
Rights	15,050	15,050	—	—
Warrants	758	—	758	—
Short-term investments	16,763,996	16,763,996	—	—
Total investments in securities	$389,808,514	$376,804,591	$12,703,275	$300,648
Other financial instruments:
Written options	($379,905)	($379,905)	—	—

			Level 2	Level 3
			significant	significant
	Total market value	Level 1 quoted	observable	unobservable
	at 3-31-15	price	inputs	inputs
High Yield Trust
Foreign government obligations	$945,324	—	$945,324	—
Corporate bonds	261,212,502	—	259,705,139	$1,507,363
Capital preferred securities	942,500	—	942,500	—
Convertible bonds	787,582	—	787,582	—
Term loans	11,055,355	—	11,055,355	—
Asset backed securities	950,507	—	221,188	729,319
Common stocks	6,689,574	$3,763,235	216,260	2,710,079
Preferred securities	2,895,309	2,634,765	260,544	—
Escrow certificates	45,570	—	45,570	—
Securities lending collateral	8,163,193	8,163,193	—	—
Short-term investments	1,181,367	1,079,007	102,360	—
Total investments in securities	$294,868,783	$15,640,200	$274,281,822	$4,946,761
Other financial instruments:
Futures	($145,893)	($145,893)	—	—
Forward foreign currency contracts	$188,095	—	$188,095	—
Interest rate swaps	$8,136	—	$8,136	—
Credit default swaps	($480,597)	—	($480,597)	—

			Level 2	Level 3
			significant	significant
	Total market value	Level 1 quoted	observable	unobservable
	at 3-31-15	price	inputs	inputs
Income Trust
Corporate bonds	$143,841,465	—	$143,841,465	—
Convertible bonds	7,357,162	—	7,357,162	—
Term loans	7,801,407	—	7,801,407	—
Common stocks	196,367,275	$187,519,744	8,039,105	$808,426
Preferred securities	19,960,488	16,497,038	2,658,063	805,387
Warrants	45,559	45,559	—	—
Escrow certificates	850	—	—	850
Equity linked securities	13,342,266	3,099,950	10,242,316	—
Securities lending collateral	22,629,198	22,629,198	—	—
Short-term investments	9,000,000	—	9,000,000	—
Total investments in securities	$420,345,670	$229,791,489	$188,939,518	$1,614,663

			Level 2	Level 3
			significant	significant
	Total market value	Level 1 quoted	observable	unobservable
	at 3-31-15	price	inputs	inputs
International Core Trust
Common stocks
Australia	$1,073,231	—	$1,073,231	—
Austria	2,785,347	—	2,785,347	—
Belgium	7,702,667	—	7,702,667	—
Bermuda	213,521	—	213,521	—
Canada	3,775,368	$3,775,368	—	—
Denmark	8,526,537	—	8,526,537	—
Finland	6,920,081	—	6,920,081	—
France	118,993,474	—	118,993,474	—
Germany	78,199,798	—	78,199,798	—
Hong Kong	8,331,771	—	8,331,771	—
Ireland	3,832,847	—	3,832,847	—
Israel	6,214,451	4,139,485	2,074,966	—
Italy	31,010,867	—	31,010,867	—
Japan	166,592,163	—	166,592,163	—
Luxembourg	1,107,488	—	1,107,488	—
Netherlands	47,407,815	—	47,407,815	—
New Zealand	220,193	—	220,193	—
Norway	11,853,534	—	11,853,534	—
Portugal	2,783,287	—	2,783,287	—
Singapore	1,182,442	—	1,182,442	—
Spain	32,008,852	—	32,008,852	—
Sweden	14,638,205	—	14,638,205	—
Switzerland	14,548,513	—	14,548,513	—
United Kingdom	130,024,081	—	130,024,081	—
United States	14,027,896	14,027,896	—	—
Preferred securities	13,197,009	—	13,197,009	—
Rights	173,237	—	173,237	—
Securities lending collateral	27,588,736	27,588,736	—	—
Short-term investments	3,025,984	3,025,984	—	—
Total investments in securities	$757,959,395	$52,557,469	$705,401,926	—

			Level 2	Level 3
			significant	significant
	Total market value	Level 1 quoted	observable	unobservable
	at 3-31-15	price	inputs	inputs
International Equity Index Trust B
Common stocks
Australia	$34,364,741	—	$34,364,741	—
Austria	849,510	—	849,510	—
Belgium	6,136,911	—	6,136,911	—
Bermuda	127,691	—	127,691	—
Brazil	6,291,096	$6,291,096	—	—
Canada	40,921,424	40,921,424	—	—
Chile	1,598,330	1,452,859	145,471	—
China	23,460,501	—	23,340,305	$120,196
Colombia	850,092	850,092	—	—
Czech Republic	334,152	—	334,152	—
Denmark	7,548,883	—	7,548,883	—
Egypt	89,967	—	89,967	—
Finland	4,137,318	—	4,137,318	—
France	43,715,851	—	43,715,851	—
Germany	40,024,094	—	40,024,094	—
Greece	318,762	—	318,762	—
Guernsey, Channel Islands	299,378	—	299,378	—
Hong Kong	20,913,052	—	20,913,052	—
Hungary	237,620	—	237,620	—
India	9,048,222	7,045,123	2,003,099	—
Indonesia	3,696,383	7,794	3,688,589	—
Ireland	3,921,264	128,265	3,792,999	—
Israel	2,797,132	—	2,797,132	—
Italy	9,516,638	—	9,516,638	—
Japan	101,726,721	—	101,726,721	—
Jersey, Channel Islands	239,923	—	239,923	—
Luxembourg	1,551,976	—	1,551,976	—
Macau	567,405	—	567,405	—
Malaysia	4,633,217	—	4,633,217	—
Mexico	6,354,171	6,278,389	75,782	—
Netherlands	16,076,101	—	16,076,101	—
New Zealand	357,371	—	357,371	—
Norway	2,650,906	—	2,650,906	—
Peru	465,157	465,157	—	—
Philippines	1,284,718	—	1,284,718	—
Poland	1,848,075	—	1,848,075	—
Portugal	485,508	—	485,508	—

Russia	5,039,006	3,100,567	1,938,439	—
Singapore	6,549,972	—	6,549,972	—
South Africa	10,622,716	—	10,621,380	1,336
South Korea	18,974,992	232,729	18,742,263	—
Spain	15,410,723	—	15,410,723	—
Sweden	14,010,834	—	14,010,834	—
Switzerland	44,622,158	—	44,622,158	—
Taiwan	14,243,469	—	14,243,469	—
Thailand	2,923,251	2,923,251	—	—
Turkey	2,029,394	—	2,029,394	—
United Kingdom	80,900,036	178,022	80,722,014	—
United States	3,740,113	3,410,623	329,490	—
Preferred securities
Brazil	3,838,316	3,838,316	—	—
Germany	3,041,517	—	3,041,517	—
South Korea	916,180	—	916,180	—
Rights	181,712	—	181,712	—
Securities lending collateral	21,515,763	21,515,763	—	—
Short-term investments	7,751,026	7,751,026	—	—
Total investments in securities	$655,751,439	$106,390,496	$549,239,411	121,532

			Level 2	Level 3
			significant	significant
	Total market value	Level 1 quoted	observable	unobservable
	at 3-31-15	price	inputs	inputs
International Growth Stock Trust
Common stocks
Australia	$17,510,942	—	$17,510,942	—
Belgium	6,101,160	—	6,101,160	—
Brazil	19,286,338	$19,286,338	—	—
Canada	36,571,939	36,571,939	—	—
China	25,199,236	8,984,124	16,215,112	—
Denmark	12,871,677	—	12,871,677	—
France	15,864,493	—	15,864,493	—
Germany	39,004,871	—	39,004,871	—
Hong Kong	17,430,599	—	17,430,599	—
Israel	12,740,475	12,740,475	—	—
Japan	37,116,900	—	37,116,900	—
Mexico	9,940,317	9,940,317	—	—
Netherlands	5,840,939	—	5,840,939	—
Singapore	21,445,948	8,829,554	12,616,394	—
South Korea	8,610,442	—	8,610,442	—
Spain	5,546,927	—	5,546,927	—
Sweden	14,014,039	—	14,014,039	—
Switzerland	42,758,309	—	42,758,309	—
Taiwan	7,872,969	—	7,872,969	—
Thailand	9,079,698	—	9,079,698	—
Turkey	4,853,857	—	4,853,857	—
United Kingdom	92,141,323	—	92,141,323	—
Short-term investments	29,824,973	29,824,973	—	—
Total investments in securities	$491,628,371	$126,177,720	$365,450,651	—

			Level 2	Level 3
			significant	significant
	Total market value	Level 1 quoted	observable	unobservable
	at 3-31-15	price	inputs	inputs
International Small Company Trust
Common stocks
Australia	$6,239,881	$40,340	$6,153,144	$46,397
Austria	1,190,345	—	1,190,345	—
Bahamas	10,287	—	10,287	—
Belgium	1,529,686	—	1,529,686	—
Bermuda	602,966	—	602,966	—
Cambodia	69,052	—	69,052	—
Canada	8,156,272	8,061,736	93,958	578
Cayman Islands	14,825	14,825	—	—
China	46,469	14,607	31,862	—
Cyprus	31,387	—	31,387	—
Denmark	2,200,100	—	2,200,100	—
Faroe Islands	47,139	—	47,139	—
Finland	2,619,202	—	2,619,202	—
France	4,133,913	—	4,133,913	—
Gabon	6,183	—	6,183	—
Georgia	6,464	—	6,464	—
Germany	5,820,794	—	5,820,794	—
Gibraltar	82,680	—	82,680	—
Greece	146	—	—	146
Guernsey, Channel Islands	5,429	565	4,864	—
Hong Kong	3,451,257	—	3,434,404	16,853
India	19,735	—	19,735	—
Ireland	1,691,852	—	1,691,852	—
Isle of Man	20,339	—	20,339	—
Israel	735,693	21,168	714,525	—
Italy	4,535,367	—	4,527,179	8,188
Japan	24,469,437	—	24,469,437	—
Jersey, Channel Islands	143,504	—	143,504	—
Liechtenstein	85,535	—	85,535	—
Luxembourg	496,872	—	496,872	—
Malta	74,707	—	74,707	—
Mongolia	12,456	—	12,456	—
Netherlands	2,097,542	—	2,097,542	—
New Zealand	1,341,393	—	1,341,393	—
Norway	898,418	—	898,418	—
Peru	15,803	—	15,803	—
Portugal	620,587	—	620,587	—
Singapore	1,032,162	—	1,032,162	—
South Africa	8,539	—	8,539	—
Spain	2,194,285	—	2,194,285	—
Sweden	3,376,818	—	3,376,818	—
Switzerland	5,061,993	45,644	5,016,349	—
United Arab Emirates	58,541	—	58,541	—
United Kingdom	21,792,319	7,873	21,783,606	840
United States	308,895	91,407	217,488	—
Rights	21,539	—	19,744	1,795
Securities lending collateral	2,085,333	2,085,333	—	—
Short-term investments	192,785	192,785	—	—
Total investments in securities	$109,656,926	$10,576,283	$99,005,846	$74,797

			Level 2	Level 3
			significant	significant
	Total market value	Level 1 quoted	observable	unobservable
	at 3-31-15	price	inputs	inputs
International Value Trust
Common stocks
Belgium	$5,241,792	—	$5,241,792	—
Brazil	8,183,728	$8,183,728	—	—
Canada	45,841,018	45,841,018	—	—
China	68,070,912	16,172,539	51,898,373	—
Denmark	4,342,475	—	4,342,475	—
France	105,047,464	—	105,047,464	—
Germany	83,912,221	—	83,912,221	—
Hong Kong	45,168,192	—	45,168,192	—
India	6,355,722	—	6,355,722	—
Ireland	9,373,140	—	9,373,140	—
Israel	18,744,513	18,744,513	—	—
Italy	27,044,714	—	27,044,714	—
Japan	57,585,231	—	57,585,231	—
Netherlands	74,863,817	—	74,863,817	—
Norway	8,127,751	—	8,127,751	—
Russia	3,154,381	3,154,381	—	—
Singapore	6,803,763	—	6,803,763	—
South Korea	142,265,111	26,578,772	115,686,339	—
Spain	9,998,453	—	9,998,453	—
Sweden	6,676,367	—	6,676,367	—
Switzerland	77,389,418	—	77,389,418	—
Thailand	4,769,514	—	4,769,514	—
United Arab Emirates	4,587,772	—	4,587,772	—
United Kingdom	185,462,948	7,590,434	177,872,514	—
United States	11,441,271	11,441,271	—	—
Rights	442,707	—	442,707	—
Securities lending collateral	41,793,255	41,793,255	—	—
Short-term investments	11,999,997	—	11,999,997	—
Total investments in securities	$1,074,687,647	$179,499,911	$895,187,736	—

			Level 2	Level 3
			significant	significant
	Total market value	Level 1 quoted	observable	unobservable
	at 3-31-15	price	inputs	inputs
Investment Quality Bond Trust
U.S. Government and Agency obligations	$120,274,564	—	$120,274,564	—
Foreign government obligations	7,134,862	—	7,134,862	—
Corporate bonds	117,952,507	—	117,952,507	—
Capital preferred securities	793,135	—	793,135	—
Municipal bonds	5,885,587	—	5,885,587	—
Term loans	11,446,358	—	11,446,358	—
Collateralized mortgage obligations	40,652,894	—	40,169,640	$483,254
Asset backed securities	27,348,416	—	24,549,408	2,799,008
Preferred securities	609,960	$609,960	—	—
Purchased options	1,399	—	1,399	—
Securities lending collateral	132,010	132,010	—	—
Short-term investments	92,495,934	—	92,495,934	—
Total investments in securities	$424,727,626	$741,970	$420,703,394	$3,282,262
Other financial instruments:
Futures	$466,048	$466,048	—	—
Forward foreign currency contracts	$55,172	—	$55,172	—
Interest rate swaps	($1,974,693)	—	($1,974,693)	—
Credit default swaps	$231,418	—	$231,418	—

			Level 2	Level 3
			significant	significant
	Total market value	Level 1 quoted	observable	unobservable
	at 3-31-15	price	inputs	inputs
Mid Cap Stock Trust
Common stocks
Consumer discretionary	$167,822,405	$156,400,691	$10,710,447	$711,267
Consumer staples	24,817,463	24,817,463	—	—
Energy	15,370,384	15,370,384	—	—
Financials	56,954,674	43,854,062	12,797,594	303,018
Health care	150,807,681	129,891,530	20,916,151	—
Industrials	142,165,054	142,165,054	—	—
Information technology	200,846,700	192,568,141	8,278,559	—
Materials	26,295,967	26,295,967	—	—
Preferred securities	66,436,562	—	—	66,436,562
Warrants	152,037	152,037	—	—
Securities lending collateral	73,535,673	73,535,673	—	—
Total investments in securities	$925,204,600	$805,051,002	$52,702,751	$67,450,847

			Level 2	Level 3
			significant	significant
	Total market value	Level 1 quoted	observable	unobservable
	at 3-31-15	price	inputs	inputs
Mid Value Trust
Common stocks
Consumer discretionary	$94,629,363	$92,778,950	$1,850,413	—
Consumer staples	73,240,062	69,711,015	3,529,047	—
Energy	58,852,318	58,852,318	—	—
Financials	251,210,387	250,284,540	925,847	—
Health care	104,242,069	104,242,069	—	—
Industrials	90,355,863	90,355,863	—	—
Information technology	33,736,399	33,736,399	—	—
Materials	70,270,265	68,214,122	2,056,143	—
Telecommunication services	6,562,046	6,562,046	—	—
Utilities	49,591,245	49,591,245	—	—
Convertible bonds	3,283,020	—	3,283,020	—
Securities lending collateral	22,715,820	22,715,820	—	—
Short-term investments	63,279,419	63,279,419	—	—
Total investments in securities	$921,968,276	$910,323,806	$11,644,470	—

			Level 2	Level 3
			significant	significant
	Total market value	Level 1 quoted	observable	unobservable
	at 3-31-15	price	inputs	inputs
Mutual Shares Trust
Common stocks
Consumer discretionary	$54,948,378	$44,101,680	$10,846,698	—
Consumer staples	63,459,474	48,148,521	15,310,953	—
Energy	48,511,951	33,836,406	14,675,545	—
Financials	127,869,038	114,172,445	13,696,593	—
Health care	79,054,115	79,054,115	—	—
Industrials	26,772,295	18,276,384	8,495,911	—
Information technology	68,453,316	64,088,445	4,364,871	—
Materials	22,263,738	17,854,965	4,408,773	—
Telecommunication services	10,851,054	—	10,851,054	—
Utilities	4,277,111	4,277,111	—	—
Corporate bonds	16,800,709	—	16,800,709	—
Term loans	23,470,129	—	23,470,129	—
Municipal bonds	1,680,339	—	1,680,339	—
Preferred securities	4,485,103	—	4,485,103	—
Securities lending collateral	9,510,203	9,510,203	—	—
Short-term investments	27,495,921	—	27,495,921	—
Total investments in securities	$589,902,874	$433,320,275	$156,582,599	—
Other financial instruments:
Forward foreign currency contracts	$3,892,094	—	$3,892,094	—

			Level 2	Level 3
			significant	significant
	Total market value	Level 1 quoted	observable	unobservable
	at 3-31-15	price	inputs	inputs
Real Return Bond Trust
U.S. Government and Agency obligations	$86,119,519	—	$86,119,519	—
Foreign government obligations	12,967,487	—	12,967,487	—
Corporate bonds	6,703,844	—	6,703,844	—
Collateralized mortgage obligations	4,644,025	—	4,644,025	—
Asset backed securities	2,552,103	—	2,552,103	—
Common stocks	4,620	$4,620	—	—
Purchased options	117,979	242	117,737	—
Certificate of deposit	3,498,882	—	3,498,882	—
Short-term investments	41,642,988	—	41,642,988	—
Total investments in securities	$158,251,447	$4,862	$158,246,585	—
Other financial instruments:
Futures	($18,490)	($18,490)	—	—
Forward foreign currency contracts	$736,249	—	$736,249	—
Written options	($311,337)	—	($311,337)	—
Interest rate swaps	($850,058)	—	($850,058)	—
Credit default swaps	($32,832)	—	($32,832)	—
Inflation swaps	($475,082)	—	($475,082)	—
Volatility swaps	$1,281	—	$1,281	—

			Level 2	Level 3
			significant	significant
	Total market value	Level 1 quoted	observable	unobservable
	at 3-31-15	price	inputs	inputs
Science & Technology Trust
Common stocks
Consumer discretionary	$74,478,706	$74,422,958	—	$55,748
Health care	15,187,466	15,187,466	—	—
Industrials	5,513,426	2,851,520	$2,661,906	—
Information technology	368,002,282	336,527,871	23,620,750	7,853,661
Telecommunication services	16,337,685	5,691,524	10,646,161	—
Preferred securities	2,889,898	—	—	2,889,898
Securities lending collateral	18,170,475	18,170,475	—	—
Short-term investments	19,539,549	15,112,549	4,427,000	—
Total investments in securities	$520,119,487	$467,964,363	$41,355,817	$10,799,307

			Level 2	Level 3
			significant	significant
	Total market value	Level 1 quoted	observable	unobservable
	at 3-31-15	price	inputs	inputs
Small Cap Growth Trust
Common stocks
Consumer discretionary	$61,847,512	$58,276,296	$3,571,216	—
Consumer staples	2,865,223	2,865,223	—	—
Energy	9,440,432	9,440,432	—	—
Financials	40,570,441	40,570,441	—	—
Health care	108,718,267	108,718,267	—	—
Industrials	104,776,469	104,776,469	—	—
Information technology	127,831,588	127,225,321	—	$606,267
Materials	29,905,265	29,905,265	—	—
Investment companies	3,349,710	3,349,710	—	—
Preferred securities	14,265,039	—	—	14,265,039
Securities lending collateral	65,643,240	65,643,240	—	—
Total investments in securities	$569,213,186	$550,770,664	$3,571,216	$14,871,306

			Level 2	Level 3
			significant	significant
	Total market value	Level 1 quoted	observable	unobservable
	at 3-31-15	price	inputs	inputs
Small Cap Index Trust
Common stocks
Consumer discretionary	$62,619,262	$62,619,262	—	—
Consumer staples	14,139,018	14,139,018	—	—
Energy	15,032,614	15,032,614	—	—
Financials	106,097,574	106,097,574	—	—
Health care	69,618,725	69,594,577	—	$24,148
Industrials	61,515,607	61,515,607	—	—
Information technology	80,169,645	80,169,645	—	—
Materials	19,596,707	19,596,707	—	—
Telecommunication services	3,435,243	3,399,399	—	35,844
Utilities	15,607,045	15,607,045	—	—
Warrants	1,127	—	$1,127	—
Securities lending collateral	30,984,474	30,984,474	—	—
Short-term investments	11,240,000	—	11,240,000	—
Total investments in securities	$490,057,041	$478,755,922	$11,241,127	$59,992
Other financial instruments:
Futures	$386,909	$386,909	—	—

			Level 2	Level 3
			significant	significant
	Total market value	Level 1 quoted	observable	unobservable
	at 3-31-15	price	inputs	inputs
Small Cap Opportunities Trust
Common stocks
Consumer discretionary	$39,077,853	$39,077,853	—	—
Consumer staples	6,573,266	6,573,266	—	—
Energy	15,458,754	15,458,754	—	—
Financials	64,966,842	64,966,842	—	—
Health care	29,606,572	29,596,706	—	9,866
Industrials	51,517,809	51,517,809	—	—
Information technology	47,787,540	47,787,540	—	—
Materials	20,012,813	20,012,813	—	—
Telecommunication services	4,010,091	3,989,797	—	20,294
Utilities	1,780,623	1,780,623	—	—
Securities lending collateral	7,358,034	7,358,034	—	—
Short-term investments	2,358,611	2,358,611	—	—
Total investments in securities	$290,508,808	$290,478,648	—	$30,160

			Level 2	Level 3
			significant	significant
	Total market value	Level 1 quoted	observable	unobservable
	at 3-31-15	price	inputs	inputs
Small Cap Value Trust
Common stocks
Consumer discretionary	$62,456,180	$62,456,180	—	—
Consumer staples	34,854,496	18,941,927	$15,912,569	—
Energy	44,692,489	44,692,489	—	—
Financials	132,873,782	132,873,782	—	—
Health care	93,990,634	93,990,634	—	—
Industrials	174,084,829	174,084,829	—	—
Information technology	85,810,305	85,810,305	—	—
Materials	52,144,860	52,144,860	—	—
Utilities	21,401,082	21,401,082	—	—
Securities lending collateral	4,677,150	4,677,150	—	—
Short-term investments	23,400,000	—	23,400,000	—
Total investments in securities	$730,385,807	$691,073,238	$39,312,569	—

			Level 2	Level 3
			significant	significant
	Total market value	Level 1 quoted	observable	unobservable
	at 3-31-15	price	inputs	inputs
Strategic Equity Allocation Trust
Common stocks
Consumer discretionary	$1,373,897,243	$960,192,004	$413,705,239	—
Consumer staples	1,013,522,131	656,091,448	357,430,683	—
Energy	722,980,979	555,137,221	167,843,758	—
Financials	2,154,306,038	1,301,722,676	852,583,362	—
Health care	1,453,032,504	1,077,795,058	375,214,460	$22,986
Industrials	1,248,924,477	834,084,323	414,840,154	—
Information technology	1,608,923,496	1,448,020,480	160,903,016	—
Materials	518,689,981	274,975,710	243,714,271	—
Telecommunication services	302,234,980	148,453,308	153,739,676	41,996
Utilities	358,629,663	241,363,234	117,266,429	—
Preferred securities	21,223,865	—	21,223,865	—
Rights	719,357	719,357	—	—
Warrants	93,404	93,404	—	—
Securities lending collateral	157,146,721	157,146,721	—	—
Short-term investments	255,855,000	—	255,855,000	—
Total investments in securities	$11,190,179,839	$7,655,794,944	$3,534,319,913	$64,982
Other financial instruments:
Futures	($573,580)	($573,580)	—	—

			Level 2	Level 3
			significant	significant
	Total market value	Level 1 quoted	observable	unobservable
	at 3-31-15	price	inputs	inputs
Strategic Income Opportunities Trust
Foreign government obligations	$106,486,577	—	$106,486,577	—
Corporate bonds	231,014,940	—	230,514,940	$500,000
Capital preferred securities	2,117,150	—	2,117,150	—
Convertible bonds	10,233,041	—	10,233,041	—
Term loans	59,004,011	—	59,004,011	—
Collateralized mortgage obligations	34,024,128	—	33,686,366	337,762
Asset backed securities	10,699,631	—	10,699,631	—
Common stocks	21,755,380	$21,755,380	—	—
Preferred securities	47,089,771	44,246,936	2,842,835	—
Escrow certificates	12,381	—	—	12,381
Purchased options	976,808	—	976,808	—
Short-term investments	6,680,614	—	6,680,614	—
Total Investments in Securities	$530,094,432	$66,002,316	$463,241,973	$850,143
Other financial instruments:
Forward foreign currency contracts	$3,500,364	—	$3,500,364	—

			Level 2	Level 3
			significant	significant
	Total market value	Level 1 quoted	observable	unobservable
	at 3-31-15	price	inputs	inputs
Total Return Trust
U.S. Government and Agency obligations	$800,825,412	—	$800,825,412	—
Foreign government obligations	50,800,025	—	50,800,025	—
Corporate bonds	260,235,641	—	259,211,388	$1,024,253
Capital preferred securities	4,893,875	—	4,893,875	—
Municipal bonds	63,321,383	—	63,321,383	—
Collateralized mortgage obligations	100,828,398	—	100,828,398	—
Asset backed securities	57,615,753	—	57,615,753	—
Common stocks	116	$116	—	—
Preferred securities	1,834,500	1,834,500	—	—
Purchased options	772,256	—	772,256	—
Short-term investments	38,101,434	—	38,101,434	—
Total investments in securities	$1,379,228,793	$1,834,616	$1,376,369,924	$1,024,253
Sale commitments outstanding	($21,401,718)	—	($21,401,718)	—
Other financial instruments:
Futures	$2,217,479	$2,217,479	—	—
Forward foreign currency contracts	$22,436,974	—	$22,436,974	—
Written options	($818,652)	—	($818,652)	—
Interest rate swaps	($22,270,778)	—	($22,270,778)	—
Credit default swaps	($2,601)	—	($2,601)	—

			Level 2	Level 3
			significant	significant
	Total market value	Level 1 quoted	observable	unobservable
	at 3-31-15	price	inputs	inputs
Total Stock Market Index Trust
Common stocks
Consumer discretionary	$79,322,642	$79,319,590	$2,997	$55
Consumer staples	51,572,137	51,571,168	—	969
Energy	49,960,998	49,960,751	—	247
Financials	102,052,345	102,052,259	—	86
Health care	77,520,892	77,515,812	—	5,080
Industrials	61,898,351	61,898,351	—	—
Information technology	109,423,252	109,423,252	—	—
Materials	19,651,740	19,651,740	—	—
Telecommunication services	11,778,068	11,772,937	—	5,131
Utilities	16,678,469	16,678,469	—	—
Corporate bonds	2,729	—	2,729	—
Warrants	529	510	19	—
Securities lending collateral	8,554,372	8,554,372	—	—
Short-term investments	35,906,000	—	35,906,000	—
Total investments in securities	$624,322,524	$588,399,211	$35,911,745	$11,568
Other financial instruments:
Futures	$586,896	586,896	—	—

			Level 2	Level 3
			significant	significant
	Total market value	Level 1 quoted	observable	unobservable
	at 3-31-15	price	inputs	inputs
Utilities Trust
Common stocks
Consumer discretionary	$48,697,025	$40,927,560	$7,769,465	—
Energy	83,110,313	83,110,313	—	—
Financials	6,872,086	6,872,086	—	—
Information technology	1,484,599	—	1,484,599	—
Telecommunication services	55,517,475	15,601,863	39,915,612	—
Utilities	242,568,729	181,697,586	60,871,143	—
Preferred securities	38,600,560	38,600,560	—	—
Rights	6,680	6,680	—	—
Securities lending collateral	2,220,528	2,220,528	—	—
Short-term investments	2,760,000	—	2,760,000	—
Total investments in securities	$481,837,995	$369,037,176	$112,800,819	—
Other financial instruments:
Forward foreign currency contracts	$4,297,651	—	$4,297,651	—

			Level 2	Level 3
			significant	significant
	Total market value	Level 1 quoted	observable	unobservable
	at 3-31-15	price	inputs	inputs
Value Trust
Common stocks
Consumer discretionary	$66,031,072	$66,031,072	—	—
Consumer staples	17,672,337	17,672,337	—	—
Energy	40,098,221	27,486,678	$12,611,543	—
Financials	183,499,535	183,499,535	—	—
Health care	71,456,030	71,456,030	—	—
Industrials	123,881,736	123,881,736	—	—
Information technology	83,610,918	83,610,918	—	—
Materials	29,963,706	29,963,706	—	—
Telecommunication services	17,513,291	17,513,291	—	—
Utilities	19,265,715	19,265,715	—	—
Short-term investments	22,874,070	22,874,070	—	—
Total investments in securities	$675,866,631	$663,255,088	$12,611,543	—

For Utilities Trust, securities with market value of approximately $11,059,149 at the beginning of the year were transferred from Level 2 to 1 during the period since quoted prices in active markets for identical securities became available.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period and in all cases were transferred into or out of Level 2. Securities were transferred into Level 3 because of a lack of observable market data which resulted from an absence of market activity for these securities. In addition, securities were transferred from Level 3 since observable market data became available due to the increased market activity of these securities.

Alpha Opportunities Trust
	Common	Preferred
	stocks	securities	Total
Balance as of 12-31-14	$146,454	$11,673,170	$11,819,624
Realized gain (loss)	-	-	-
Change in unrealized appreciation (depreciation)	(8,209)	(12,352)	(20,561)
Purchases	-	1,812,339	1,812,339
Sales	-	-	-
Transfers into Level 3	-	-	-
Transfers out of Level 3	-	(530,584)	(530,584)
Balance as of 3-31-15	$138,245	$12,942,573	$13,080,818
Change in unrealized at period end*	($8,209)	$236,455	$228,246

Financial Industries Trust
Financials
Balance as of 12-31-14	$3,239,103
Accrued discounts/premiums	-
Realized gain (loss)	-
Changed in unrealized appreciation (depreciation)	373,013
Purchases	-
Sales	-
Transfers into Level 3	-
Transfers out of Level 3	-
Balance as of 3-31-15	$3,612,116
Change in unrealized at period end*	$373,013

High Yield Trust
	Corporate	Asset backed	Common
	bonds	securities	stocks	Total
Balance as of 12-31-14	$1,493,710	-	$3,189,157	$4,682,867
Realized gain (loss)	-	-	-	-
Change in unrealized appreciation (depreciation)	11,901	-	(389,740)	(377,839)
Purchases	1,752	$729,319	-	731,071
Sales	-	-	-	-
Transfers into Level 3	-	-	7,500	7,500
Transfers out of Level 3	-	-	(96,838)	(96,838)
Balance as of 3-31-15	$1,507,363	$729,319	$2,710,079	$4,946,761
Change in unrealized at period end*	$8,461	-	($389,740)	($381,279)

Investment Quality Bond Trust

		Collateralized
	Corporate	mortgage	Asset backed
	bonds	obligations	securities	Total
Balance as of 12-31-14	$33,362	-	-	$33,362
Realized gain (loss)	-	-	-	-
Change in unrealized appreciation (depreciation)	-	-	-	-
Purchases	-	$483,254	$2,799,008	3,282,262
Sales	-	-	-	-
Transfers into Level 3	-	-	-	-
Transfers out of Level 3	(33,362)	-	-	(33,362)
Balance as of 3-31-15	-	$483,254	$2,799,008	$3,282,262
Change in unrealized at period end*	-	-	-	-

Mid Cap Stock Trust
	Common	Preferred
	stocks	securities	Total
Balance as of 12-31-14	$1,075,287	$64,047,479	$65,122,766
Realized gain (loss)	-	2,517,995	2,517,995
Changed in unrealized appreciation (depreciation)	(61,002)	(662,450)	(723,452)
Purchases	-	6,733,226	6,733,226
Sales	-	(6,199,688)	(6,199,688)
Transfers into Level 3	-	-	-
Transfers out of Level 3	-	-	-
Balance as of 3-31-15	$1,014,285	$66,436,562	$67,450,847
Change in unrealized at period end*	($61,002)	$1,064,015	$1,003,013

Science & Technology Trust
	Consumer	Information
	discretionary	technology	Total
Balance as of 12-31-14	$377,484	$10,231,421	$10,608,905
Realized gain (loss)	-	-	-
Changed in unrealized appreciation (depreciation)	(341)	19,516	19,175
Purchases	171,227	-	171,227
Sales	-	-	-
Transfers into Level 3	-	-	-
Transfers out of Level 3	-	-	-
Balance as of 3-31-15	$548,370	$10,250,937	$10,799,307
Change in unrealized at period end*	($341)	$19,516	$19,175

Small Cap Growth Trust
	Common	Preferred
	stocks	securities	Total
Balance as of 12-31-14	$558,902	$11,854,779	$12,413,681
Realized gain (loss)	-	-	-
Changed in unrealized appreciation (depreciation)	47,365	876,452	923,817
Purchases	-	1,533,808	1,533,808
Sales	-	-	-
Transfers into Level 3	-	-	-
Transfers out of Level 3	-	-	-
Balance as of 3-31-15	$606,267	$14,265,039	$14,871,306
Change in unrealized at period end*	$47,365	$876,452	$923,817

* Change in unrealized appreciation (depreciation) attributable to level 3 securities held at the period end.

The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the funds' Level 3 securities are outlined in the table below.

Alpha Opportunities Trust
	Fair Value at 3-31-15	Valuation Technique	Unobservable Inputs	Input/Range
Common Stocks	$95,718	Market Approach	EV to revenue multiple Discount for lack of marketability	2.75x 10%

	$42,527	Market Approach	Prior / recent transactions	$16.65

	$138,245

Preferred Securities	$3,717,479	Market Approach	EV to revenue multiple Discount for lack of marketability	1.25x - 15.03x (weighted average 7.39x) 7.5% - 25% (weighted average 11.2%)

	$502,788	Market Approach	EV to revenue multiple	3.59x
			WACC	15%

	$8,722,306	Market Approach	Prior / recent transactions	$1.80 - $35. 90 (weighted average $27.70)

	$12,942,573

Total	$13,080,818

Financial Industries Trust
	Fair Value at 3-31-15	Valuation Technique	Unobservable Inputs	Input/Range
			Pending transaction	$7,575.49
Common Stocks	$3,612,116	Market Approach	Discount for lack of marketability	5.12%
			Deal closing risk discount	2.5%

High Yield Trust
	Fair Value at 3-31-15	Valuation Technique	Unobservable Inputs	Input/Range
Asset Backed Securities	$729,319	Market Approach	Prior / recent transactions	$97.25

Common Stocks	$7,500	Estimated	Estimated future payments	$1.00
		liquidation value

	$2,619,893	Market Approach	EV/EBITDA multiple Discount for lack of marketability	5.58x - 10.35x (weighted average 7.30x) 10% - 17.5% (weighted average 13%)

	$2,627,393

Corporate Bonds	$1,507,363	Market Approach	Yield spread	408 bps - 756 bps (weighted average 600.81 bps)

Total	$4,864,075	*

* Amounts exclude valuations provided by a broker, which amounted to $82,686

Investment Quality Bond Trust
	Fair Value at 3-31-15	Valuation Technique	Unobservable Inputs	Input/Range

Collateralized Mortgage	$483,254	Market Approach	Prior / recent transactions	$99.64
Obligations

Asset Backed Securities	$2,799,008	Market Approach	Prior / recent transactions	$99.68 - $100 (weighted average $99.96)

Total	$3,282,262

Mid Cap Stock Trust
	Fair Value at 3-31-15	Valuation Technique	Unobservable Inputs	Input/Range
Common Stocks	$711,267	Market Approach	EV to revenue multiple Discount for lack of marketability	2.75x 10%

	$303,018	Market Approach	Prior / recent transactions	$16.65

	$1,014,285

Preferred Securities	$4,416,305	Market Approach	EV to revenue multiple Discount for lack of marketability Allocated using OPM - Volatility	1.52x 17.5% 40%

	$21,323,913	Market Approach	EV to revenue multiple Discount for lack of marketability	1.25x - 12.88x (weighted average 7.26x) 7.5% - 25% (weighted average 11.5%)

	$2,319,643	Market Approach	EV to revenue multiple WACC	3.59x 15%

	$38,376,701	Market Approach	Prior / recent transactions	$1.80 - $35.90 (weighted average $23.93)

	$66,436,562

Total	$67,450,847

Science & Technology Trust
	Fair Value at 3-31-15	Valuation Technique	Unobservable Inputs	Input/Range
Common Stocks	$1,004,650	Market Approach	EV to revenue multiple Discount for lack of marketability	10.31x - 15.03x (weighted average 10.93x) 10% - 17.5% (weighted average 16.5%)

	$55,748	Market Approach	Prior / recent transactions	$113.77

	$6,849,011	Market Approach	Prior / recent transactions Interest rate	13.75 5.75%
	$7,909,409

Preferred Securities	$1,740,937	Market Approach	EV to revenue multiple Discount for lack of marketability	15.03x 10%

	$1,148,961	Market Approach	Prior / recent transactions	$30.92 - $119.76 (weighted average $68.41)

	$2,889,898

Total	$10,799,307

Small Cap Growth Fund
	Fair Value at 3-31-15	Valuation Technique	Unobservable Inputs	Input/Range
Common Stocks	$606,267	Market Approach	EV to revenue multiple Probability weighted expected price Implied discount rate at time of purchase	4.0x $2.37 37%

Preferred Securities	$6,746,053	Market Approach	EV to revenue multiple Discount for lack of marketability	5.55x - 12.88x (weighted average 9.74x) 7.5% - 10% (weighted average 9.3%)

	$1,361,707	Market Approach	EV to revenue multiple WACC	3.59x 15%

	$2,173,741	Market Approach	EV to revenue multiple Probability weighted expected price Implied discount rate at time of purchase	4.0x $2.37 37%

	$3,983,538	Market Approach	Prior / recent transactions	$3.80 - $30.92 (weighted average $20.48)
	$14,265,039

Total	$14,871,306

A change to unobservable inputs of the fund's Level 3 securities may result in changes to the fair value measurement, as follows:

Impact to Valuation if input
Unobservable Input	Impact to Valuation if input increases	decreases
Interest rate	Increase	Decrease
Discount for lack of marketability	Decrease	Increase
Enterprise value (“EV”) to revenue multiple	Increase	Decrease
Prior / recent transactions	Increase	Decrease
Yield spread	Decrease	Increase
Implied discount rate at time of purchase	Decrease	Increase
Weighted Average Cost of Capital ("WACC")	Decrease	Increase
Probability weighted expected price	Increase	Decrease
Pending transaction	Increase	Decrease
Deal closing risk discount	Decrease	Increase
Estimated future payments	Increase	Decrease
Allocated using Options Pricing Method ("OPM") - Volatility	Increase	Decrease

Enterprise value to earnings before interest,	Increase	Decrease
taxes, depreciation and amortization ("EV/EBITDA") multiple

Repurchase agreements. The portfolios may enter into repurchase agreements. When the portfolio enters into a repurchase agreement, it receives collateral that is held in a segregated account by a portfolio’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the portfolios. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by a portfolio for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

When-issued/delayed-delivery securities. The portfolios may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments or in a schedule to the Portfolio of Investments (Sale Commitments Outstanding). At the time a portfolio enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in the portfolio’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the portfolio until settlement takes place. At the time that the portfolio enters into this type of transaction, the portfolio is required to have sufficient cash and/or liquid securities to cover its commitments.

Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities purchased or increase in the value of securities sold prior to settlement date.

Term loans (Floating rate loans). The fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans, and may be impacted by elongated settlement periods. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. The fund may have limited rights to enforce the terms of an underlying loan.

Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. Excess amounts are recorded as an adjustment to cost.

Payment-in-kind bonds. The fund may invest in payment -in-kind bonds (PIK Bonds). PIK Bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The market prices of PIK Bonds are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay cash interest periodically. The fund accrues income on these securities and this income is required to be distributed to shareholders. Because no cash is received at the time income accrues on these securities, the fund may need to sell other investments to make distributions.

Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Cost of investment securities for federal income tax purposes. The costs of investments owned on March 31, 2015, including short-term investments, for federal income tax purposes, were as follows:

				Net Unrealized
		Unrealized	Unrealized	Appreciation/
Portfolio	Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
500 Index B Trust	$2,154,679,041	$1,450,380,311	($39,960,912)	$1,410,419,399
Active Bond Trust	819,471,572	38,664,707	(13,112,559)	25,552,148
All Cap Core Trust	327,483,376	35,247,019	(4,980,812)	30,266,207
Alpha Opportunities Trust	716,829,151	96,722,609	(24,790,062)	71,932,547
American Asset Allocation Trust	1,060,158,876	613,112,702	0	613,112,702
American Global Growth Trust	219,194,514	32,387,309	0	32,387,309
American Growth Trust	639,929,651	384,352,409	0	384,352,409
American Growth-Income Trust	804,655,648	423,500,641	0	423,500,641
American International Trust	502,398,766	105,114,049	0	105,114,049
American New World Trust	83,087,034	0	(9,311,884)	(9,311,884)
Blue Chip Growth Trust	1,065,430,835	744,779,403	(17,752,756)	727,026,647
Bond Trust	10,303,678,079	233,332,271	(83,714,390)	149,617,881
Capital Appreciation Trust	729,385,712	333,676,724	(6,795,403)	326,881,321
Capital Appreciation Value Trust	332,023,007	41,284,519	(2,690,205)	38,594,314
Core Bond Trust	1,100,804,191	17,508,056	(2,042,466)	15,465,590
Core Strategy Trust	3,729,037,698	237,397,201	(97,203)	237,299,998
Emerging Markets Value Trust	911,895,426	160,046,883	(223,523,903)	(63,477,020)
Equity-Income Trust	1,392,112,595	616,100,817	(60,420,848)	555,679,969
Financial Industries Trust	160,358,495	13,070,252	(5,216,964)	7,853,288
Franklin Templeton Founding Allocation Trust	1,002,729,696	234,971,188	0	234,971,188
Fundamental All Cap Core Trust	1,305,855,619	400,146,272	(26,422,357)	373,723,915
Fundamental Large Cap Value Trust	1,606,770,083	189,843,743	(56,515,463)	133,328,280
Global Bond Trust	791,727,738	15,097,955	(46,257,020)	(31,159,065)
Global Trust	648,143,335	134,118,121	(58,283,616)	75,834,505
Health Sciences Trust	247,946,881	143,231,099	(1,369,466)	141,861,633
High Yield Trust	317,947,774	5,816,399	(28,895,390)	(23,078,991)

Income Trust	391,256,192	59,304,525	(30,215,047)	29,089,478
International Core Trust	765,916,469	43,210,676	(51,167,750)	(7,957,074)
International Equity Index Trust B	530,001,923	184,703,465	(58,953,949)	125,749,516
International Growth Stock Trust	420,535,650	89,899,663	(18,806,942)	71,092,721
International Small Company Trust	106,240,283	25,780,732	(22,364,089)	3,416,643
International Value Trust	1,051,439,668	143,812,364	(120,564,385)	23,247,979
Investment Quality Bond Trust	420,426,825	8,184,157	(3,883,356)	4,300,801
Lifestyle Aggressive MVP	378,624,336	69,067,057	(10,599,586)	58,467,471
Lifestyle Aggressive PS Series	21,686,091	907,141	(71,984)	835,157
Lifestyle Balanced MVP	8,718,110,332	1,168,553,972	(55,030,762)	1,113,523,210
Lifestyle Balanced PS Series	989,612,550	34,941,826	0	34,941,826
Lifestyle Conservative MVP	1,727,305,601	54,766,110	(7,733,464)	47,032,646
Lifestyle Conservative PS Series	191,673,220	4,200,953	0	4,200,953
Lifestyle Growth MVP	10,255,689,884	2,064,994,050	(44,590,556)	2,020,403,494
Lifestyle Growth PS Series	1,968,720,359	79,401,170	0	79,401,170
Lifestyle Moderate MVP	2,607,622,565	249,107,874	(7,680,645)	241,427,229
Lifestyle Moderate PS Series	336,716,431	10,900,437	0	10,900,437
Mid Cap Index Trust	624,566,240	340,442,269	(20,230,707)	320,211,562
Mid Cap Stock Trust	803,118,478	137,823,071	(15,736,949)	122,086,122
Mid Value Trust	767,099,894	189,257,589	(34,389,207)	154,868,382
Money Market Trust	2,021,136,966	0	0	0
Money Market Trust B	402,534,737	0	0	0
Mutual Shares Trust	474,192,543	145,216,272	(29,505,941)	115,710,331
New Income Trust	1,718,690,807	57,033,144	(11,991,376)	45,041,768
Real Estate Securities Trust	429,674,645	34,801,460	(3,441,350)	31,360,110
Real Return Bond Trust	163,342,919	1,349,283	(6,440,755)	(5,091,472)
Science and Technology Trust	461,777,939	75,724,599	(17,383,051)	58,341,548
Short Term Government Income Trust	394,197,386	2,258,683	(4,604,249)	(2,345,566)
Small Cap Growth Trust	493,134,759	85,956,633	(9,878,206)	76,078,427
Small Cap Index Trust	334,239,665	177,701,695	(21,884,319)	155,817,376
Small Cap Opportunities Trust	241,180,340	63,817,578	(14,489,110)	49,328,468
Small Cap Value Trust	521,203,532	220,996,389	(11,814,114)	209,182,275
Small Company Growth Trust	98,532,948	38,937,111	(3,094,542)	35,842,569
Small Company Value Trust	246,995,202	121,206,211	(8,960,231)	112,245,980
Strategic Equity Allocation Trust	8,798,510,337	2,698,990,162	(307,320,660)	2,391,669,502
Strategic Income Opportunities Trust	528,307,112	22,436,845	(20,649,525)	1,787,320
Total Bond Market Trust B	501,023,265	26,728,966	(1,393,412)	25,335,554
Total Return Trust	1,344,458,290	47,242,747	(12,472,244)	34,770,503
Total Stock Market Index Trust	380,721,956	264,779,452	(21,178,884)	243,600,568
Ultra Short Term Bond Trust	225,091,635	145,703	(2,966,820)	(2,821,117)
U.S. Equity Trust	701,602,623	126,143,188	(20,206,539)	105,936,649
Utilities Trust	457,380,092	51,906,046	(27,448,143)	24,457,903
Value Trust	559,924,899	130,910,624	(14,968,892)	115,941,732

Derivative instruments. The portfolios may invest in derivatives in order to meet their investment objectives. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the portfolios are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

The following tables summarize the contracts held at March 31, 2015. In addition, the tables detail how the funds used futures contracts during the period ended March 31, 2015.

500 Index Trust B
The portfolio used futures contracts to gain exposure to certain securities markets and substitute for securities purchase (or to be purchased). The following table summarizes the contracts held at March 31, 2015.

		Number					Unrealized
		of		Expiration	Notional	Notional	Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Basis	Value	(Depreciation)

500 Index Trust B	S&P 500 Index Futures	245	Long	Jun 2015	$125,045,116	$126,224,000	$1,178,884
$1,178,884

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

All Cap Core Trust
The portfolio used futures contracts to gain exposure to certain securities markets, manage against anticipated changes in securities markets, and substitute for securities purchase (or to be purchased). The following table summarizes the contracts held at March 31, 2015.

		Number					Unrealized
		of		Expiration	Notional	Notional	Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Basis	Value	(Depreciation)

All Cap Core Trust	Russell 2000 Mini Index Futures	5	Long	Jun 2015	$617,151	$624,450	$7,299
	S&P 500 Index E-Mini Futures	49	Long	Jun 2015	5,049,600	5,048,960	(640)
							$6,659

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Capital Appreciation Value Trust
The portfolio used futures gain exposure to certain securities markets and as a substitute for securities purchased. The following table summarizes the contracts held at March 31, 2015.

		Number					Unrealized
		of		Expiration	Notional	Notional	Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Basis	Value	(Depreciation)

Capital Appreciation Value Trust	Euro STOXX 50 Index Futures	48	Long	Jun 2015	$1,857,630	$1,874,032	$16,402
	Euro STOXX 600 Index Futures	86	Long	Jun 2015	1,799,859	1,811,517	11,658
							$28,060

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Global Bond Trust
The portfolio used futures contracts to gain exposure to foreign bond market, gain exposure to treasuries market, maintain diversity and liquidity of the portfolio, manage against anticipated interest rate changes, manage duration of the portfolio, and substitute for securities purchase (or to be purchased). The following table summarizes the contracts held at March 31, 2015.

		Number					Unrealized
		of		Expiration	Notional	Notional	Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Basis	Value	(Depreciation)

Global Bond Trust	Euro SCHATZ Futures	68	Long	Jun 2015	$8,129,944	$8,132,441	$2,497
	German Euro BUND Futures	230	Long	Jun 2015	38,994,627	39,262,550	267,923
	U.K. Long Gilt Bond Futures	3	Long	Jun 2015	526,611	537,362	10,751
	U.S. Treasury Long Bond Futures	13	Long	Jun 2015	2,108,358	2,130,375	22,017
	Euro-Buxl Futures	14	Long	Jun 2015	2,487,152	2,651,825	164,673
	10-Year Australian Treasury Bond Futures	97	Short	Jun 2015	(9,600,597)	(9,802,033)	(201,436)
	10-Year Canada Government Bond Futures	106	Short	Jun 2015	(11,884,942)	(11,946,185)	(61,243)
	10-Year U.S. Treasury Note Futures	1,330	Long	Jun 2015	169,971,530	171,445,312	1,473,782
	Eurodollar Futures	185	Short	Jun 2015	(46,085,899)	(46,097,375)	(11,476)
	Eurodollar Futures	126	Short	Sep 2015	(31,334,225)	(31,348,800)	(14,575)
	Eurodollar Futures	112	Short	Dec 2015	(27,799,475)	(27,816,600)	(17,125)
	Eurodollar Futures	138	Short	Mar 2016	(34,187,541)	(34,210,200)	(22,659)
	Eurodollar Futures	3	Short	Jun 2016	(741,708)	(742,275)	(567)
							$1,612,562

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

High Yield Trust
The portfolio used futures contracts to manage against anticipated interest rate changes. The following table summarizes the contracts held at March 31, 2015.

		Number					Unrealized
		of		Expiration	Notional	Notional	Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Basis	Value	(Depreciation)

High Yield Trust	10-Year U.S. Treasury Note Futures	85	Short	Jun 2015	($10,811,138)	($10,957,031)	($145,893)
($145,893)

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Investment Quality Bond Trust
The portfolio used futures contracts to gain exposure to foreign bond market, gain exposure to treasuries market, manage against anticipated interest rate changes, manage duration of the portfolio, and substitute for securities purchase (or to be purchased). The following table summarizes the contracts held at March 31, 2015.

		Number					Unrealized
		of		Expiration	Notional	Notional	Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Basis	Value	(Depreciation)

Investment Quality Bond Trust	2-Year U.S. Treasury Note Futures	138	Long	Jun 2015	$30,198,788	$30,243,562	$44,774
	5-Year U.S. Treasury Note Futures	82	Long	Jun 2015	9,789,529	9,857,297	67,768
	U.S. Treasury Long Bond Futures	49	Long	Jun 2015	7,943,449	8,029,875	86,426
	U.S. Treasury Ultra Bond Futures	80	Long	Jun 2015	13,134,844	13,590,000	455,156
	U.K. Long Gilt Bond Futures	10	Short	Jun 2015	(1,757,294)	(1,791,206)	(33,912)
	10-Year U.S. Treasury Note Futures	258	Short	Jun 2015	(33,103,648)	(33,257,812)	(154,164)
							$466,048

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Lifestyle Aggressive MVP
The fund used futures contracts to manage the volatility of returns. The following table summarizes the contracts held at March 31, 2015.

		Number					Unrealized
		of		Expiration	Notional	Notional	Appreciation
Fund	Open Contracts	Contracts	Position	Date	Basis	Value	(Depreciation)

Lifestyle Aggressive MVP	Euro FX Futures	33	Short	Jun 2015	($4,473,235)	($4,436,025)	$37,210
	Euro STOXX 50 Index Futures	113	Short	Jun 2015	(4,330,438)	(4,411,784)	(81,346)
	FTSE 100 Index Futures	56	Short	Jun 2015	(5,632,046)	(5,588,146)	43,900
	Great British Pound Currency Futures	61	Short	Jun 2015	(5,668,217)	(5,656,606)	11,611
	Japanese Yen Currency Futures	17	Short	Jun 2015	(1,776,850)	(1,773,525)	3,325
	Mini MSCI Emerging Markets Index Futures	146	Short	Jun 2015	(6,913,460)	(7,098,520)	(185,060)
	Nikkei 225 Futures	11	Short	Jun 2015	(1,754,621)	(1,761,871)	(7,250)
	Russell 2000 Mini Index Futures	49	Short	Jun 2015	(5,998,002)	(6,119,610)	(121,608)
	S&P 500 Index E-Mini Futures	266	Short	Jun 2015	(27,188,027)	(27,408,640)	(220,613)
	S&P Mid 400 Index E-Mini Futures	71	Short	Jun 2015	(10,601,410)	(10,790,580)	(189,170)
							($709,001)

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Lifestyle Balanced MVP
The fund used futures contracts to manage the volatility of returns. The following table summarizes the contracts held at March 31, 2015.

		Number					Unrealized
		of		Expiration	Notional	Notional	Appreciation
Fund	Open Contracts	Contracts	Position	Date	Basis	Value	(Depreciation)

Lifestyle Balanced MVP	Euro FX Futures	96	Long	Jun 2015	$12,889,279	$12,904,800	$15,521
	Euro STOXX 50 Index Futures	334	Long	Jun 2015	12,782,071	13,040,141	258,070
	FTSE 100 Index Futures	153	Long	Jun 2015	15,143,055	15,267,613	124,558
	Great British Pound Currency Futures	167	Long	Jun 2015	15,671,254	15,486,119	(185,135)
	Japanese Yen Currency Futures	33	Long	Jun 2015	3,406,519	3,442,725	36,206
	Russell 2000 Mini Index Futures	114	Long	Jun 2015	14,032,534	14,237,460	204,926
	S&P 500 Index E-Mini Futures	777	Long	Jun 2015	79,896,905	80,062,080	165,175
	S&P Mid 400 Index E-Mini Futures	152	Long	Jun 2015	22,704,608	23,100,960	396,352
	Nikkei 225 Futures	21	Long	Jun 2015	3,264,031	3,363,572	99,541
	Mini MSCI Emerging Markets Index Futures	58	Short	Jun 2015	(2,761,138)	(2,819,960)	(58,822)
							$1,056,392

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Lifestyle Conservative MVP
The fund used futures contracts to manage the volatility of returns. The following table summarizes the contracts held at March 31, 2015.

		Number					Unrealized
		of		Expiration	Notional	Notional	Appreciation
Fund	Open Contracts	Contracts	Position	Date	Basis	Value	(Depreciation)

Lifestyle Conservative MVP	Euro FX Futures	29	Long	Jun 2015	$3,928,475	$3,898,325	($30,150)
	Euro STOXX 50 Index Futures	101	Long	Jun 2015	3,865,484	3,943,276	77,792
	FTSE 100 Index Futures	46	Long	Jun 2015	4,570,081	4,590,263	20,182
	Great British Pound Currency Futures	50	Long	Jun 2015	4,688,789	4,636,562	(52,227)
	Japanese Yen Currency Futures	31	Long	Jun 2015	3,217,717	3,234,075	16,358
	Mini MSCI Emerging Markets Index Futures	104	Long	Jun 2015	4,886,770	5,056,480	169,710
	Russell 2000 Mini Index Futures	29	Long	Jun 2015	3,567,120	3,621,810	54,690
	S&P 500 Index E-Mini Futures	117	Long	Jun 2015	12,015,508	12,055,680	40,172
	S&P Mid 400 Index E-Mini Futures	32	Long	Jun 2015	4,778,702	4,863,360	84,658
	Nikkei 225 Futures	20	Long	Jun 2015	3,137,341	3,203,402	66,061
							$447,246

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Lifestyle Growth MVP
The fund used futures contracts to manage the volatility of returns. The following table summarizes the contracts held at March 31, 2015.

		Number					Unrealized
		of		Expiration	Notional	Notional	Appreciation
Fund	Open Contracts	Contracts	Position	Date	Basis	Value	(Depreciation)

Lifestyle Growth MVP	Euro FX Futures	569	Short	Jun 2015	($77,549,968)	($76,487,825)	$1,062,143
	Euro STOXX 50 Index Futures	1,979	Short	Jun 2015	(76,046,307)	(77,264,789)	(1,218,482)
	FTSE 100 Index Futures	1,094	Short	Jun 2015	(110,444,663)	(109,168,421)	1,276,242
	Great British Pound Currency Futures	1,193	Short	Jun 2015	(110,751,312)	(110,628,381)	122,931
	Japanese Yen Currency Futures	611	Short	Jun 2015	(64,059,004)	(63,742,575)	316,429
	Mini MSCI Emerging Markets Index Futures	2,424	Short	Jun 2015	(114,885,498)	(117,854,880)	(2,969,382)
	Russell 2000 Mini Index Futures	656	Short	Jun 2015	(80,217,264)	(81,927,840)	(1,710,576)
	S&P 500 Index E-Mini Futures	4,718	Short	Jun 2015	(481,694,133)	(486,142,720)	(4,448,587)
	S&P Mid 400 Index E-Mini Futures	1,074	Short	Jun 2015	(160,443,156)	(163,226,520)	(2,783,364)
	Nikkei 225 Futures	397	Short	Jun 2015	(63,557,826)	(63,587,527)	(29,701)
							($10,382,347)

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Lifestyle Moderate MVP
The fund used futures contracts to manage the volatility of returns. The following table summarizes the contracts held at March 31, 2015.

		Number					Unrealized
		of		Expiration	Notional	Notional	Appreciation
Fund	Open Contracts	Contracts	Position	Date	Basis	Value	(Depreciation)

Lifestyle Moderate MVP	Euro FX Futures	82	Long	Jun 2015	$11,086,221	$11,022,850	($63,371)
	Euro STOXX 50 Index Futures	288	Long	Jun 2015	11,021,667	11,244,194	222,527
	FTSE 100 Index Futures	138	Long	Jun 2015	13,658,442	13,770,788	112,346
	Great British Pound Currency Futures	152	Long	Jun 2015	14,278,315	14,095,150	(183,165)
	Japanese Yen Currency Futures	79	Long	Jun 2015	8,185,408	8,241,675	56,267
	Mini MSCI Emerging Markets Index Futures	202	Long	Jun 2015	9,475,295	9,821,240	345,945
	Russell 2000 Mini Index Futures	94	Long	Jun 2015	11,570,686	11,739,660	168,974
	S&P 500 Index E-Mini Futures	449	Long	Jun 2015	46,169,512	46,264,960	95,448
	S&P Mid 400 Index E-Mini Futures	110	Long	Jun 2015	16,430,966	16,717,800	286,834
	Nikkei 225 Futures	51	Long	Jun 2015	7,973,182	8,168,675	195,493
							$1,237,298

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Mid Cap Index Trust
The portfolio used futures contracts to gain exposure to certain securities markets and substitute for securities purchase (or to be purchased). The following table summarizes the contracts held at March 31, 2015.

		Number					Unrealized
		of		Expiration	Notional	Notional	Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Basis	Value	(Depreciation)

Mid Cap Index Trust	S&P Mid 400 Index E-Mini Futures	243	Long	Jun 2015	$36,128,901	$36,931,140	$802,239
$802,239

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

New Income Trust
The portfolio used futures contracts to gain exposure to treasuries market, maintain diversity and liquidity of the portfolio, manage against anticipated changes in securities markets, manage duration of the portfolio, and substitute for securities purchase (or to be purchased). The following table summarizes the contracts held at March 31, 2015.

		Number					Unrealized
		of		Expiration	Notional	Notional	Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Basis	Value	(Depreciation)

New Income Trust	2-Year U.S. Treasury Note Futures	187	Short	Jun 2015	($40,807,653)	($40,982,219)	($174,566)
	10-Year U.S. Treasury Note Futures	273	Short	Jun 2015	(34,753,088)	(35,191,406)	(438,318)
	U.S. Treasury Long Bond Futures	7	Short	Jun 2015	(1,124,330)	(1,147,125)	(22,795)
							($635,679)

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Real Return Bond Trust
The portfolio used futures contracts to gain exposure to treasuries market, maintain diversity and liquidity of the portfolio, manage against anticipated interest rate changes, manage duration of the portfolio, and substitute for securities purchase (or to be purchased). The following table summarizes the contracts held at March 31, 2015.

		Number					Unrealized
		of		Expiration	Notional	Notional	Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Basis	Value	(Depreciation)

Real Return Bond Trust	5-Year U.S. Treasury Note Futures	31	Long	Jun 2015	$3,680,561	$3,726,539	$45,978
	10-Year U.S. Treasury Note Futures	4	Long	Jun 2015	509,385	515,625	6,240
	Eurodollar Futures	52	Short	Jun 2015	(12,947,771)	(12,957,100)	(9,329)
	Eurodollar Futures	38	Short	Sep 2015	(9,442,910)	(9,454,400)	(11,490)
	Eurodollar Futures	53	Short	Dec 2015	(13,159,953)	(13,163,212)	(3,259)
	Eurodollar Futures	42	Short	Mar 2016	(10,390,527)	(10,411,800)	(21,273)
	Eurodollar Futures	3	Short	Jun 2016	(740,283)	(742,275)	(1,992)
	Eurodollar Futures	2	Short	Sep 2016	(491,823)	(493,875)	(2,052)
	Eurodollar Futures	2	Short	Dec 2016	(490,748)	(492,975)	(2,227)
	German Euro BUND Futures	12	Short	Jun 2015	(2,029,395)	(2,048,481)	(19,086)
							($18,490)

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Short Term Government Income Trust
The portfolio used futures contracts to manage duration of the portfolio. The following table summarizes the contracts held at March 31, 2015.

		Number					Unrealized
		of		Expiration	Notional	Notional	Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Basis	Value	(Depreciation)

Short Term Government Income Trust	5-Year U.S. Treasury Note Futures	96	Short	Jun 2015	($11,469,567)	($11,540,250)	($70,683)
($70,683)

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Small Cap Index Trust
The portfolio used futures contracts to gain exposure to certain securities markets and substitute for securities purchase (or to be purchased). The following table summarizes the contracts held at March 31, 2015.

		Number					Unrealized
		of		Expiration	Notional	Notional	Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Basis	Value	(Depreciation)

Small Cap Index Trust	Russell 2000 Mini Index Futures	105	Long	Jun 2015	$12,726,541	$13,113,450	$386,909
$386,909

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Strategic Equity Allocation Trust
The portfolio used futures contracts to gain exposure to certain securities markets and substitute for securities purchase (or to be purchased). The following table summarizes the contracts held at March 31, 2015.

		Number					Unrealized
		of		Expiration	Notional	Notional	Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Basis	Value	(Depreciation)

Strategic Equity Allocation Trust	Mini MSCI EAFE Index Futures	1,069	Long	Jun 2015	$96,301,177	$97,808,155	$1,506,978
	Russell 2000 Mini Index Futures	140	Long	Jun 2015	17,340,944	17,484,600	143,656
	S&P 500 Index Futures	392	Long	Jun 2015	204,496,844	201,958,400	(2,538,444)
	S&P Mid 400 Index E-Mini Futures	247	Long	Jun 2015	37,224,830	37,539,060	314,230
							($573,580)

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Total Return Trust
The portfolio used futures contracts to gain exposure to foreign bond market, gain exposure to treasuries market, maintain diversity and liquidity of the portfolio, manage against anticipated interest rate changes, manage duration of the portfolio, and substitute for securities purchase (or to be purchased). The following table summarizes the contracts held at March 31, 2015.

		Number					Unrealized
		of		Expiration	Notional	Notional	Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Basis	Value	(Depreciation)

Total Return Trust	U.S. Treasury Long Bond Futures	81	Long	Jun 2015	$13,136,693	$13,273,875	$137,182
	10-Year U.S. Treasury Note Futures	2,447	Long	Jun 2015	312,357,374	315,433,594	3,076,220
	Eurodollar Futures	616	Short	Jun 2015	(153,456,909)	(153,491,800)	(34,891)
	Eurodollar Futures	670	Short	Sep 2015	(166,481,322)	(166,696,000)	(214,678)
	Eurodollar Futures	962	Short	Dec 2015	(238,533,582)	(238,924,725)	(391,143)
	Eurodollar Futures	679	Short	Mar 2016	(168,046,241)	(168,324,100)	(277,859)
	Eurodollar Futures	326	Short	Sep 2016	(80,424,273)	(80,501,625)	(77,352)
							$2,217,479

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Total Stock Market Index Trust
The portfolio used futures contracts to gain exposure to certain securities markets and substitute for securities purchase (or to be purchased). The following table summarizes the contracts held at March 31, 2015.

		Number					Unrealized
		of		Expiration	Notional	Notional	Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Basis	Value	(Depreciation)

Total Stock Market Index Trust	Russell 2000 Mini Index Futures	43	Long	Jun 2015	$5,216,312	$5,370,270	$153,958
	S&P 500 Index Futures	59	Long	Jun 2015	30,025,189	30,396,800	371,611
	S&P Mid 400 Index E-Mini Futures	17	Long	Jun 2015	2,522,333	2,583,660	61,327
							$586,896

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not occur thereby reducing the fund’s total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

Capital Appreciation Value Trust
The portfolio used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. The following table summarizes the contracts held at March 31, 2015.

						Contractual			Net Unrealized
						Settlement	Unrealized	Unrealized	Appreciation/
Portfolio	Contract to Buy		Contract to Sell		Counterparty	Date	Appreciation	Depreciation	(Depreciation)
Capital Appreciation Value Trust	EUR	236,600	USD	254,403	Citibank N.A. London	6/25/2015	$296	-	$296
	USD	787,032	EUR	720,000	Standard Chartered Bank	6/25/2015	11,955	-	11,955
							$12,251	-	$12,251

Global Bond Trust
The portfolio used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies, to maintain diversity and liquidity of the portfolio, and as a substitute for securities purchased. The following table summarizes the contracts held at March 31, 2015.

						Contractual			Net Unrealized
						Settlement	Unrealized	Unrealized	Appreciation/
Portfolio	Contract to Buy		Contract to Sell		Counterparty	Date	Appreciation	Depreciation	(Depreciation)
Global Bond Trust	AUD	27,839,664	USD	21,936,498	Citibank N.A.	4/2/2015	-	($732,419)	($732,419)
	AUD	11,095,000	USD	8,520,656	Goldman Sachs Bank USA	4/2/2015	-	(70,149)	(70,149)
	AUD	7,977,000	USD	6,282,685	Bank of America, N.A.	5/6/2015	-	(218,849)	(218,849)
	BRL	7,950,589	USD	2,478,363	Barclays Capital	4/2/2015	$12,774	-	12,774
	BRL	31,164,541	USD	10,741,023	HSBC Bank USA	4/2/2015	-	(976,319)	(976,319)
	BRL	64,029,565	USD	21,453,650	JPMorgan Chase Bank	4/2/2015	-	(1,391,435)	(1,391,435)
	BRL	1,828,965	USD	568,000	Credit Suisse International	5/5/2015	353	-	353
	BRL	64,029,566	USD	19,750,020	JPMorgan Chase Bank	5/5/2015	147,222	-	147,222
	CNY	4,482,200	USD	730,000	Bank of America, N.A.	9/8/2015	-	(18,163)	(18,163)
	CNY	8,950,800	USD	1,468,946	Barclays Capital	9/8/2015	-	(47,431)	(47,431)
	CNY	32,283,693	USD	5,336,196	Citibank N.A.	9/8/2015	-	(209,083)	(209,083)
	CNY	6,380,000	USD	1,055,680	JPMorgan Chase Bank	9/8/2015	-	(42,444)	(42,444)
	CNY	4,368,300	USD	710,000	Morgan Stanley Bank, N.A.	9/8/2015	-	(16,251)	(16,251)
	DKK	35,110,000	USD	5,433,347	HSBC Bank USA	8/12/2015	-	(359,485)	(359,485)
	DKK	26,994,000	USD	4,115,566	UBS AG	8/12/2015	-	(214,574)	(214,574)
	EUR	11,060,000	USD	12,159,330	Bank of America, N.A.	5/19/2015	-	(259,682)	(259,682)
	EUR	530,000	USD	600,236	BNP Paribas SA	5/19/2015	-	(29,999)	(29,999)
	EUR	25,574,000	USD	28,017,502	Citibank N.A.	5/19/2015	-	(501,988)	(501,988)
	EUR	41,287,000	USD	46,134,580	Goldman Sachs Bank USA	5/19/2015	-	(1,713,174)	(1,713,174)
	EUR	419,000	USD	478,382	UBS AG	5/19/2015	-	(27,572)	(27,572)
	GBP	400,000	USD	617,492	Bank of America, N.A.	4/2/2015	-	(24,132)	(24,132)
	GBP	9,441,000	USD	14,643,935	Deutsche Bank AG London	4/2/2015	-	(639,156)	(639,156)
	GBP	8,274,000	USD	12,281,272	Royal Bank of Canada	5/6/2015	-	(10,357)	(10,357)
	ILS	15,102,297	USD	3,816,796	Bank of America, N.A.	4/14/2015	-	(21,560)	(21,560)
	ILS	15,102,297	USD	3,839,111	Bank of America, N.A.	6/11/2015	-	(43,463)	(43,463)
	INR	458,726,040	USD	7,324,323	Barclays Capital	4/6/2015	5,764	-	5,764
	INR	458,726,040	USD	7,380,000	JPMorgan Chase Bank	4/6/2015	-	(49,912)	(49,912)
	INR	730,625,749	USD	11,469,792	JPMorgan Chase Bank	4/13/2015	183,628	-	183,628
	INR	458,726,040	USD	7,200,220	Barclays Capital	6/26/2015	4,746	-	4,746
	INR	549,595,106	USD	8,646,191	UBS AG	6/26/2015	-	(13,992)	(13,992)
	JPY	5,343,514,858	USD	45,070,664	Credit Suisse International	4/2/2015	-	(517,241)	(517,241)
	JPY	5,610,548,235	USD	47,289,795	Goldman Sachs Bank USA	4/2/2015	-	(509,888)	(509,888)
	JPY	1,694,900,000	USD	14,111,657	JPMorgan Chase Bank N.A.	4/2/2015	20,165	-	20,165
	JPY	9,813,563,093	USD	82,134,720	Bank of America, N.A.	5/8/2015	-	(270,411)	(270,411)

JPY	194,300,000	USD	1,627,140	BNP Paribas SA	5/8/2015	-	(6,298)	(6,298)
JPY	1,155,100,000	USD	9,657,974	Goldman Sachs Bank USA	5/8/2015	-	(22,181)	(22,181)
MXN	167,469,000	USD	10,787,506	Bank of America, N.A.	5/5/2015	169,885	-	169,885
MXN	1,724,000	USD	114,321	Barclays Bank PLC Wholesale	5/5/2015	-	(1,520)	(1,520)
MXN	41,057,000	USD	2,738,777	BNP Paribas SA	5/5/2015	-	(52,443)	(52,443)
MXN	110,880,000	USD	7,139,358	Citibank N.A.	5/5/2015	115,451	-	115,451
MXN	70,638,000	USD	4,542,666	Credit Suisse International	5/5/2015	79,134	-	79,134
MXN	40,884,979	USD	2,621,000	Goldman Sachs Bank USA	5/5/2015	54,078	-	54,078
MXN	3,110,000	USD	207,016	HSBC Bank USA	5/5/2015	-	(3,531)	(3,531)
MYR	69,874,406	USD	19,361,154	Bank of America, N.A.	4/13/2015	-	(513,254)	(513,254)
NZD	11,389,000	USD	8,692,882	UBS AG	4/2/2015	-	(178,468)	(178,468)
PLN	912,000	USD	241,936	Barclays Capital	4/30/2015	-	(1,498)	(1,498)
PLN	429,000	USD	114,337	HSBC Bank USA	4/30/2015	-	(1,236)	(1,236)
SEK	20,460,000	USD	2,445,823	Bank of America, N.A.	8/12/2015	-	(64,622)	(64,622)
USD	30,242,255	AUD	38,934,664	Citibank N.A.	4/2/2015	587,668	-	587,668
USD	21,151,396	AUD	26,895,664	Citibank N.A.	5/6/2015	706,252	-	706,252
USD	3,285,096	BRL	7,950,589	Barclays Capital	4/2/2015	793,959	-	793,959
USD	9,714,632	BRL	31,164,541	HSBC Bank USA	4/2/2015	-	(50,072)	(50,072)
USD	19,915,884	BRL	64,029,566	JPMorgan Chase Bank	4/2/2015	-	(146,332)	(146,332)
USD	7,665,870	BRL	20,947,817	Credit Suisse International	7/2/2015	1,278,952	-	1,278,952
USD	17,398,625	BRL	47,202,470	Deutsche Bank AG London	7/2/2015	3,006,751	-	3,006,751
USD	11,401,820	BRL	30,200,000	Goldman Sachs Bank USA	10/2/2015	2,456,322	-	2,456,322
USD	5,237,227	BRL	13,500,000	UBS AG	10/2/2015	1,238,412	-	1,238,412
USD	4,600,000	BRL	13,551,600	JPMorgan Chase Bank	1/5/2016	686,883	-	686,883
USD	211,125	CAD	264,000	Citibank N.A.	4/2/2015	2,687	-	2,687
USD	200,260	CAD	253,000	Deutsche Bank AG London	4/2/2015	507	-	507
USD	141,012	CHF	132,000	UBS AG	5/12/2015	4,962	-	4,962
USD	844,000	CNY	5,189,334	Bank of America, N.A.	4/16/2015	8,400	-	8,400
USD	8,906,700	CNY	55,283,886	Goldman Sachs Bank USA	4/16/2015	4,748	-	4,748
USD	755,327	DKK	4,973,000	UBS AG	4/1/2015	39,649	-	39,649
USD	5,650,635	DKK	38,220,000	UBS AG	8/12/2015	127,337	-	127,337
USD	315,298	DKK	2,067,200	JPMorgan Chase Bank N.A.	10/1/2015	16,122	-	16,122
USD	319,325	DKK	2,094,000	UBS AG	10/1/2015	16,270	-	16,270
USD	2,532,104	DKK	16,561,000	JPMorgan Chase Bank N.A.	1/4/2016	127,879	-	127,879
USD	1,797,819	EUR	1,625,000	Bank of America, N.A.	5/19/2015	49,453	-	49,453
USD	99,585,454	EUR	88,078,231	Goldman Sachs Bank USA	5/19/2015	4,820,541	-	4,820,541
USD	2,344,724	EUR	2,199,000	JPMorgan Chase Bank N.A.	5/19/2015	-	(21,218)	(21,218)

USD	4,967,094	EUR	4,420,000	UBS AG	5/19/2015	211,539	-	211,539
USD	828,360	GBP	537,000	Citibank N.A.	4/2/2015	31,774	-	31,774
USD	1,591,317	GBP	1,030,000	Goldman Sachs Bank USA	4/2/2015	63,415	-	63,415
USD	12,283,762	GBP	8,274,000	Royal Bank of Canada	4/2/2015	10,111	-	10,111
USD	3,837,941	ILS	15,102,297	Bank of America, N.A.	4/14/2015	42,705	-	42,705
USD	2,805,935	ILS	11,035,462	Bank of America, N.A.	6/11/2015	32,401	-	32,401
USD	951,245	ILS	3,793,088	Barclays Bank PLC Wholesale	6/11/2015	-	(2,069)	(2,069)
USD	7,315,038	INR	458,726,040	Barclays Capital	4/6/2015	-	(15,049)	(15,049)
USD	7,324,323	INR	458,726,040	JPMorgan Chase Bank	4/6/2015	-	(5,764)	(5,764)
USD	2,906,489	INR	181,030,643	JPMorgan Chase Bank	4/13/2015	19,065	-	19,065
USD	8,765,472	INR	549,595,106	UBS AG	4/13/2015	-	(524)	(524)
USD	1,919,630	INR	121,915,710	Credit Suisse International	6/26/2015	4,765	-	4,765
USD	1,409,872	INR	89,146,234	Goldman Sachs Bank USA	6/26/2015	9,700	-	9,700
USD	5,291,173	INR	335,883,690	HSBC Bank USA	6/26/2015	15,627	-	15,627
USD	383,294	INR	24,297,000	JPMorgan Chase Bank	6/26/2015	1,674	-	1,674
USD	90,487,035	JPY	10,815,163,093	Bank of America, N.A.	4/2/2015	311,831	-	311,831
USD	12,443,192	JPY	1,510,000,000	Citibank N.A.	4/2/2015	-	(146,961)	(146,961)
USD	2,705,670	JPY	323,800,000	JPMorgan Chase Bank N.A.	4/2/2015	5,870	-	5,870
USD	25,374,895	MXN	372,440,027	Credit Suisse International	4/22/2015	984,732	-	984,732
USD	3,086,339	MXN	46,407,120	Barclays Bank PLC Wholesale	5/5/2015	49,950	-	49,950
USD	297,000	MXN	4,550,753	BNP Paribas SA	5/5/2015	-	(753)	(753)
USD	517,225	MXN	7,966,037	Citibank N.A.	5/5/2015	-	(3,988)	(3,988)
USD	7,879,829	MXN	120,293,467	Bank of America, N.A.	6/9/2015	27,219	-	27,219
USD	19,194,185	MYR	70,183,538	Barclays Capital	4/13/2015	262,900	-	262,900
USD	599,706	NOK	4,525,000	Goldman Sachs Bank USA	8/12/2015	39,616	-	39,616
USD	8,549,141	NZD	11,389,000	UBS AG	4/2/2015	34,727	-	34,727
USD	8,664,432	NZD	11,389,000	UBS AG	5/6/2015	178,118	-	178,118
USD	281,000	PLN	1,067,027	Bank of America, N.A.	4/30/2015	-	(309)	(309)
USD	770,172	PLN	2,864,000	Barclays Capital	4/30/2015	15,113	-	15,113
USD	950,397	PLN	3,541,000	Citibank N.A.	4/30/2015	16,855	-	16,855
USD	15,773	PLN	58,000	Deutsche Bank AG London	4/30/2015	482	-	482
USD	2,651,811	PLN	9,774,000	HSBC Bank USA	4/30/2015	75,014	-	75,014
USD	3,035,089	PLN	11,357,000	HSBC Bank USA	7/30/2015	49,754	-	49,754
USD	16,997,577	PLN	63,831,000	JPMorgan Chase Bank	7/30/2015	218,769	-	218,769
USD	481,233	ZAR	5,633,455	Barclays Bank PLC Wholesale	4/30/2015	18,893	-	18,893
ZAR	5,977,530	USD	507,000	Barclays Bank PLC Wholesale	4/30/2015	-	(16,422)	(16,422)
						$19,499,573	($10,183,641)	$9,315,932

High Yield Trust
The portfolio used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. The following table summarizes the contracts held at March 31, 2015.

						Contractual			Net Unrealized
						Settlement	Unrealized	Unrealized	Appreciation/
Portfolio	Contract to Buy		Contract to Sell		Counterparty	Date	Appreciation	Depreciation	(Depreciation)
High Yield Trust	CAD	2,322,428	USD	1,853,738	Citibank N.A. London	5/13/2015		($21,073)	($21,073)
	USD	1,573,631	EUR	1,377,098	Citibank N.A. London	5/13/2015	$92,107	-	92,107
	USD	1,993,336	EUR	1,744,024	UBS AG London	5/13/2015	117,061	-	117,061
							$209,168	($21,073)	$188,095

Investment Quality Bond Trust
The portfolio used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies, and as a substitute for securities purchased. The following table summarizes the contracts held at March 31, 2015.

						Contractual			Net Unrealized
						Settlement	Unrealized	Unrealized	Appreciation/
Portfolio	Contract to Buy		Contract to Sell		Counterparty	Date	Appreciation	Depreciation	(Depreciation)
Investment Quality Bond Trust	BRL	1,165,000	USD	356,924	Morgan Stanley and Company International PLC	4/2/2015	$8,102	-	$8,102
	BRL	1,790,000	USD	559,080	UBS AG	4/2/2015	1,777	-	1,777
	COP	243,000,000	USD	92,607	Standard Chartered Bank	6/17/2015	67	-	67
	EUR	90,000	USD	99,053	Bank of America, N.A.	4/15/2015	-	($2,264)	(2,264)
	EUR	35,000	USD	38,271	State Street Bank and Trust Company	4/30/2015	-	(623)	(623)
	EUR	195,000	USD	214,796	Bank of America, N.A.	6/17/2015	-	(4,905)	(4,905)
	EUR	185,000	USD	205,145	BNP Paribas SA	6/17/2015	-	(6,017)	(6,017)
	EUR	1,000	USD	1,063	National Australia Bank Limited	6/17/2015	13	-	13
	EUR	1,000	USD	1,060	Royal Bank of Scotland PLC	6/17/2015	16	-	16
	IDR	3,910,530,000	USD	289,347	HSBC Bank USA	6/17/2015	4,341	-	4,341
	INR	12,240,000	USD	193,763	Deutsche Bank AG London	4/15/2015	1,384	-	1,384
	MXN	9,500,000	USD	625,527	JPMorgan Chase Bank N.A.	6/17/2015	-	(5,707)	(5,707)
	MYR	380,000	USD	102,703	Deutsche Bank AG London	6/17/2015	-	(768)	(768)
	NGN	61,131,000	USD	336,810	BNP Paribas SA	10/8/2015	-	(51,411)	(51,411)
	RON	1,800,000	USD	427,395	BNP Paribas SA	6/17/2015	10,506	-	10,506
	RSD	20,000,000	USD	201,552	Citibank N.A.	9/18/2015	-	(27,932)	(27,932)
	USD	363,155	BRL	1,165,000	Morgan Stanley and Company International PLC	4/2/2015	-	(1,872)	(1,872)
	USD	617,678	BRL	1,790,000	UBS AG	4/2/2015	56,822	-	56,822

USD	194,314	BRL	625,000	UBS AG	5/5/2015	94	-	94
USD	313,161	CAD	395,000	Toronto Dominion Bank	6/17/2015	1,608	-	1,608
USD	102,589	CLP	64,200,000	Bank of America, N.A.	6/17/2015	482	-	482
USD	42,417	COP	111,825,000	Bank of America, N.A.	6/17/2015	-	(231)	(231)
USD	121,556	COP	322,426,000	JPMorgan Chase Bank	6/17/2015	-	(1,408)	(1,408)
USD	80,239	COP	211,349,000	UBS AG	6/17/2015	-	(364)	(364)
USD	206,170	CZK	5,110,000	BNP Paribas SA	6/17/2015	6,601	-	6,601
USD	194,387	EUR	185,000	Deutsche Bank AG London	4/15/2015	-	(4,568)	(4,568)
USD	114,006	EUR	105,000	Deutsche Bank AG London	4/30/2015	1,064	-	1,064
USD	3,936,452	EUR	3,585,000	National Australia Bank Limited	4/30/2015	80,267	-	80,267
USD	506,386	EUR	480,000	Barclays Bank PLC Wholesale	6/17/2015	-	(10,270)	(10,270)
USD	99,930	EUR	94,000	National Australia Bank Limited	6/17/2015	-	(1,248)	(1,248)
USD	99,633	EUR	94,000	Royal Bank of Scotland PLC	6/17/2015	-	(1,545)	(1,545)
USD	229,251	EUR	213,000	State Street Bank and Trust Company	6/17/2015	-	(14)	(14)
USD	219,886	EUR	170,000	Citibank N.A.	9/18/2015	36,622	-	36,622
USD	392,401	EUR	365,000	Bank of America, N.A.	3/15/2017	-	(8,665)	(8,665)
USD	1,008,949	GBP	678,000	HSBC Bank USA	4/30/2015	3,388	-	3,388
USD	206,326	GBP	134,000	Bank of America, N.A.	6/17/2015	7,654	-	7,654
USD	105,450	GBP	70,000	Barclays Bank PLC Wholesale	6/17/2015	1,666	-	1,666
USD	105,425	GBP	70,000	Royal Bank of Scotland PLC	6/17/2015	1,641	-	1,641
USD	205,333	MXN	3,110,000	Bank of America, N.A.	6/17/2015	2,424	-	2,424
USD	625,765	MXN	9,768,000	Morgan Stanley and Company	6/17/2015	-	(11,539)	(11,539)
				International PLC
USD	625,913	MXN	9,768,000	Royal Bank of Canada	6/17/2015	-	(11,392)	(11,392)
USD	277,357	NGN	61,131,000	Citibank N.A.	10/8/2015	-	(8,042)	(8,042)
USD	427,320	RON	1,800,000	Citibank N.A.	6/17/2015	-	(10,582)	(10,582)
						$226,539	($171,367)	$55,172

Mutual Shares Trust
The portfolio used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, and to maintain diversity and liquidity of the portfolio. The following table summarizes the contracts held at March 31, 2015.

						Contractual			Net Unrealized
						Settlement	Unrealized	Unrealized	Appreciation/
Portfolio	Contract to Buy		Contract to Sell		Counterparty	Date	Appreciation	Depreciation	(Depreciation)
Mutual Shares Trust	EUR	202,274	USD	228,901	State Street Bank and Trust Company	5/18/2015	-	($11,273)	($11,273)
	GBP	3,715,581	USD	5,724,627	Bank of America, N.A.	8/19/2015	-	(217,749)	(217,749)
	GBP	326,731	USD	484,490	Credit Suisse International	8/19/2015	-	(241)	(241)
	GBP	524,501	USD	783,316	HSBC Bank PLC	8/19/2015	-	(5,951)	(5,951)
	GBP	303,900	USD	458,918	State Street Bank and Trust Company	8/19/2015	-	(8,507)	(8,507)
	KRW	78,751,280	USD	70,992	Bank of America, N.A.	8/12/2015	-	(271)	(271)
	USD	4,897,806	EUR	3,922,324	Bank of America, N.A.	5/18/2015	$677,766	-	677,766
	USD	5,066,215	EUR	4,057,283	Credit Suisse International	5/18/2015	700,972	-	700,972
	USD	5,140,067	EUR	4,116,115	Deutsche Bank AG London	5/18/2015	711,527	-	711,527
	USD	174,556	EUR	140,237	HSBC Bank PLC	5/18/2015	23,676	-	23,676
	USD	79,782	EUR	64,107	State Street Bank and Trust Company	5/18/2015	10,809	-	10,809
	USD	1,013,341	EUR	886,393	Bank of America, N.A.	7/20/2015	58,751	-	58,751
	USD	66,279	EUR	58,866	Barclays Bank PLC Wholesale	7/20/2015	2,884	-	2,884
	USD	1,176,699	EUR	1,035,853	Credit Suisse International	7/20/2015	61,151	-	61,151
	USD	3,350,357	EUR	2,899,616	Deutsche Bank AG London	7/20/2015	227,655	-	227,655
	USD	1,460,075	EUR	1,273,942	HSBC Bank PLC	7/20/2015	88,120	-	88,120
	USD	3,224,260	EUR	2,781,820	State Street Bank and Trust Company	7/20/2015	228,415	-	228,415
	USD	17,500,331	GBP	11,441,900	Bank of America, N.A.	8/19/2015	542,242	-	542,242
	USD	12,097,216	GBP	7,906,255	Credit Suisse International	8/19/2015	379,322	-	379,322
	USD	642,303	GBP	418,064	Deutsche Bank AG London	8/19/2015	22,688	-	22,688
	USD	12,068,974	GBP	7,888,218	HSBC Bank PLC	8/19/2015	377,812	-	377,812
	USD	336,168	GBP	218,507	State Street Bank and Trust Company	8/19/2015	12,318	-	12,318
	USD	2,164,593	KRW	2,405,465,283	Bank of America, N.A.	8/12/2015	4,430	-	4,430
	USD	2,322,574	KRW	2,581,206,300	Credit Suisse International	8/12/2015	4,594	-	4,594
	USD	3,033,449	KRW	3,376,860,112	HSBC Bank PLC	8/12/2015	954	-	954
							$4,136,086	($243,992)	$3,892,094

New Income Trust
The portfolio used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies, to maintain diversity and liquidity of the portfolio, and as a substitute for securities purchased. The following table summarizes the contracts held at March 31, 2015.

						Contractual			Net Unrealized
						Settlement	Unrealized	Unrealized	Appreciation/
Portfolio	Contract to Buy		Contract to Sell		Counterparty	Date	Appreciation	Depreciation	(Depreciation)
New Income Trust	EUR	3,990,000	USD	4,316,003	Deutsche Bank AG London	4/8/2015	-	($25,412)	($25,412)
	EUR	1,880,000	USD	1,980,279	Royal Bank of Scotland PLC	4/8/2015	$41,353	-	41,353
	EUR	3,770,000	USD	3,987,058	Royal Bank of Scotland PLC	4/28/2015	68,016	-	68,016
	INR	269,975,000	USD	4,274,462	JPMorgan Chase Bank N.A. London	5/12/2015	6,107	-	6,107
	MXN	120,295,000	USD	8,085,700	Morgan Stanley and Company	5/11/2015	-	(218,001)	(218,001)
					International PLC
	USD	6,268,958	AUD	8,270,000	Citibank N.A. London	6/12/2015	-	(4,799)	(4,799)
	USD	3,621,274	BRL	10,690,000	Credit Suisse International	6/2/2015	329,764	-	329,764
	USD	1,461,251	BRL	4,580,000	Morgan Stanley and Company	6/2/2015	51,044	-	51,044
					International PLC
	USD	4,311,699	CAD	5,215,000	Canadian Imperial Bank of Commerce	4/22/2015	195,233	-	195,233
	USD	7,006,168	EUR	5,870,000	Bank of America, N.A.	4/8/2015	693,945	-	693,945
	USD	4,252,439	EUR	3,770,000	State Street Bank London	4/28/2015	197,367	-	197,367
	USD	4,223,388	EUR	3,900,000	Deutsche Bank AG London	7/1/2015	24,672	-	24,672
	USD	2,093,123	GBP	1,420,000	Morgan Stanley and Company	6/17/2015	-	(12,212)	(12,212)
					International PLC		-
	USD	4,282,328	JPY	506,700,000	State Street Bank London	4/28/2015	56,028	-	56,028
	USD	3,531,612	MXN	54,770,000	Royal Bank of Scotland PLC	5/11/2015	-	(50,531)	(50,531)
	USD	4,305,375	SGD	5,750,000	Westpac Banking Corporation	4/23/2015	117,516	-	117,516
	USD	2,556,925	ZAR	32,060,000	Barclays Bank PLC Wholesale	6/12/2015	-	(55,626)	(55,626)
							$1,781,045	($366,581)	$1,414,464

Real Return Bond Trust
The portfolio used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies, to maintain diversity and liquidity of the portfolio, and as a substitute for securities purchased. The following table summarizes the contracts held at March 31, 2015.

						Contractual			Net Unrealized
						Settlement	Unrealized	Unrealized	Appreciation/
Portfolio	Contract to Buy		Contract to Sell		Counterparty	Date	Appreciation	Depreciation	(Depreciation)
Real Return Bond Trust	BRL	688,995	USD	210,000	BNP Paribas SA	4/2/2015	$5,881	-	$5,881
	BRL	687,900	USD	214,433	Credit Suisse International	4/2/2015	1,105	-	1,105
	BRL	4,406,137	USD	1,508,175	JPMorgan Chase Bank	4/2/2015	-	($127,611)	(127,611)
	BRL	4,406,137	USD	1,359,080	JPMorgan Chase Bank	5/5/2015	10,131	-	10,131
	BRL	448,633	USD	165,364	Deutsche Bank AG London	7/2/2015	-	(28,577)	(28,577)
	CAD	215,000	USD	169,802	JPMorgan Chase Bank N.A.	4/2/2015	-	(51)	(51)
	EUR	52,000	USD	55,136	Bank of America, N.A.	4/2/2015	777	-	777
	EUR	242,000	USD	274,244	Citibank N.A.	4/2/2015	-	(14,033)	(14,033)
	EUR	281,000	USD	315,410	Goldman Sachs Bank USA	4/2/2015	-	(13,265)	(13,265)
	GBP	1,704,000	USD	2,531,828	Goldman Sachs Bank USA	4/2/2015	-	(4,115)	(4,115)
	INR	110,482,558	USD	1,734,420	JPMorgan Chase Bank	4/13/2015	27,768	-	27,768
	INR	27,299,535	USD	433,188	Goldman Sachs Bank USA	5/18/2015	-	(882)	(882)
	INR	48,969,174	USD	770,380	UBS AG	6/26/2015	-	(1,247)	(1,247)
	JPY	215,800,000	USD	1,805,390	Bank of America, N.A.	4/2/2015	-	(6,082)	(6,082)
	MXN	1,305,000	USD	88,913	Bank of America, N.A.	5/5/2015	-	(3,527)	(3,527)
	MXN	8,713,290	USD	570,000	Nomura Global Financial Products,	5/5/2015	105	-	105
					Inc.

MYR	1,849,186	USD	512,382	Bank of America, N.A.	4/13/2015	-	(13,583)	(13,583)
PLN	572,286	USD	152,394	JPMorgan Chase Bank	7/30/2015	-	(1,961)	(1,961)
USD	403,259	AUD	519,000	Citibank N.A.	4/2/2015	7,963	-	7,963
USD	214,774	BRL	688,995	BNP Paribas SA	4/2/2015	-	(1,107)	(1,107)
USD	210,000	BRL	687,900	Credit Suisse International	4/2/2015	-	(5,538)	(5,538)
USD	1,370,494	BRL	4,406,137	JPMorgan Chase Bank	4/2/2015	-	(10,070)	(10,070)
USD	1,400,000	BRL	4,527,160	JPMorgan Chase Bank	4/4/2016	121,700	-	121,700
USD	411,854	CAD	515,000	Citibank N.A.	4/2/2015	5,241	-	5,241
USD	264,212	EUR	248,000	BNP Paribas SA	4/2/2015	-	(2,450)	(2,450)
USD	319,145	EUR	289,000	Goldman Sachs Bank USA	4/2/2015	8,398	-	8,398
USD	251,509	EUR	237,000	JPMorgan Chase Bank N.A.	4/2/2015	-	(3,326)	(3,326)
USD	12,157,709	EUR	10,767,000	Bank of America, N.A.	4/7/2015	579,720	-	579,720
USD	221,156	EUR	201,000	Bank of America, N.A.	5/6/2015	4,934	-	4,934
USD	119,345	EUR	110,000	BNP Paribas SA	5/6/2015	1,015	-	1,015
USD	119,137	GBP	80,000	BNP Paribas SA	4/2/2015	465	-	465
USD	2,421,267	GBP	1,561,000	Deutsche Bank AG London	4/2/2015	105,680	-	105,680
USD	93,470	GBP	63,000	UBS AG	4/2/2015	16	-	16
USD	2,260,860	GBP	1,500,000	Bank of America, N.A.	4/7/2015	35,835	-	35,835
USD	2,441,057	GBP	1,644,000	Goldman Sachs Bank USA	5/6/2015	2,891	-	2,891
USD	435,886	INR	27,299,535	Goldman Sachs Bank USA	4/13/2015	461	-	461
USD	781,008	INR	48,969,174	UBS AG	4/13/2015	-	(47)	(47)
USD	1,806,901	JPY	215,800,000	Bank of America, N.A.	4/2/2015	7,593	-	7,593
USD	1,806,140	JPY	215,800,000	Bank of America, N.A.	5/8/2015	5,946	-	5,946
USD	316,350	KRW	348,728,000	Credit Suisse International	5/18/2015	2,493	-	2,493
USD	167,217	MXN	2,454,331	Credit Suisse International	4/22/2015	6,489	-	6,489
USD	11,701	MXN	179,000	Bank of America, N.A.	5/5/2015	-	(11)	(11)
USD	72,888	MXN	1,085,000	Barclays Bank PLC Wholesale	5/5/2015	1,898	-	1,898
USD	468,946	MXN	7,037,590	Citibank N.A.	5/5/2015	8,480	-	8,480
USD	160,536	MXN	2,435,008	Credit Suisse International	5/5/2015	1,215	-	1,215
USD	350,000	MXN	5,258,225	Deutsche Bank AG London	5/5/2015	5,958	-	5,958
USD	134,028	MXN	2,027,000	HSBC Bank USA	5/5/2015	1,402	-	1,402
USD	781,578	MXN	11,931,563	Bank of America, N.A.	6/9/2015	2,700	-	2,700
USD	502,543	MYR	1,837,547	Barclays Capital	4/13/2015	6,883	-	6,883
USD	507,219	NZD	675,000	Bank of America, N.A.	4/2/2015	2,589	-	2,589
						$973,732	($237,483)	$736,249

Strategic Income Opportunities Trust
The portfolio used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, and enhance potential gain/income. The following table summarizes the contracts held at March 31, 2015.

						Contractual			Net Unrealized
						Settlement	Unrealized	Unrealized	Appreciation/
Portfolio	Contract to Buy		Contract to Sell		Counterparty	Date	Appreciation	Depreciation	(Depreciation)
Strategic Income Opportunities Trust	AUD	18,250,000	CAD	17,732,963	Bank of Nova Scotia	5/12/2015	-	($125,207)	($125,207)
	AUD	4,315,000	CAD	4,204,104	Citibank N.A.	5/12/2015	-	(38,562)	(38,562)
	CAD	5,987,292	AUD	6,095,000	Bank of Nova Scotia	5/12/2015	$93,084	-	93,084
	CAD	4,560,000	MXN	54,835,368	Bank of Nova Scotia	5/12/2015	12,239	-	12,239
	CAD	7,260,000	MXN	87,438,156	Royal Bank of Scotland PLC	5/12/2015	10,692	-	10,692
	CAD	1,167,247	NZD	1,220,000	Royal Bank of Canada	5/12/2015	12,584	-	12,584
	CAD	23,254,695	USD	18,270,000	Bank of Nova Scotia	4/1/2015	90,661	-	90,661
	CAD	1,005,634	USD	788,423	Bank of Montreal	5/12/2015	5,150	-	5,150
	CAD	34,737,442	USD	27,560,000	Bank of Nova Scotia	5/12/2015	-	(147,727)	(147,727)
	CAD	96,297,308	USD	76,335,000	Royal Bank of Canada	5/12/2015	-	(344,141)	(344,141)
	CAD	6,243,326	USD	4,980,000	Standard Chartered Bank	5/12/2015	-	(53,219)	(53,219)
	EUR	10,405,000	JPY	1,362,919,750	Standard Chartered Bank	5/12/2015	-	(176,131)	(176,131)
	EUR	9,125,000	USD	9,891,591	Citibank N.A.	5/12/2015	-	(74,769)	(74,769)
	EUR	9,130,000	USD	9,932,640	Deutsche Bank AG London	5/12/2015	-	(110,439)	(110,439)
	JPY	1,366,051,640	EUR	10,405,000	HSBC Bank USA	5/12/2015	202,258	-	202,258
	JPY	300,625,000	USD	2,500,000	Standard Chartered Bank	5/12/2015	7,929	-	7,929
	MXN	55,263,552	CAD	4,560,000	Bank of Nova Scotia	5/12/2015	15,763	-	15,763
	MXN	88,454,538	CAD	7,260,000	Royal Bank of Scotland PLC	5/12/2015	55,778	-	55,778
	MXN	110,254,004	USD	7,332,912	Royal Bank of Canada	5/12/2015	-	(122,403)	(122,403)
	NZD	9,080,000	CAD	8,647,346	Bank of Nova Scotia	5/12/2015	-	(62,064)	(62,064)
	NZD	19,085,000	CAD	17,941,582	Royal Bank of Canada	5/12/2015	54,232	-	54,232
	NZD	9,465,000	JPY	859,030,778	Royal Bank of Canada	5/12/2015	-	(117,863)	(117,863)
	USD	24,248,076	AUD	31,229,009	Australia and New Zealand Banking Group	5/12/2015	516,831	-	516,831
	USD	18,270,000	CAD	23,153,571	Bank of Nova Scotia	4/1/2015	-	(10,819)	(10,819)
	USD	32,085,000	CAD	40,475,782	Bank of Nova Scotia	5/12/2015	144,445	-	144,445
	USD	53,385,000	CAD	67,123,245	Royal Bank of Canada	5/12/2015	416,196	-	416,196
	USD	4,980,000	CAD	6,209,363	Standard Chartered Bank	5/12/2015	80,022	-	80,022
	USD	52,959,673	CAD	66,016,976	Toronto Dominion Bank	5/12/2015	863,858	-	863,858
	USD	9,982,294	EUR	9,125,000	Citibank N.A.	5/12/2015	165,472	-	165,472
	USD	22,156,295	EUR	19,810,000	Deutsche Bank AG London	5/12/2015	844,379	-	844,379
	USD	2,940,010	GBP	1,905,213	Deutsche Bank AG London	5/12/2015	114,570	-	114,570
	USD	2,500,000	JPY	299,182,500	Standard Chartered Bank	5/12/2015	4,105	-	4,105
	USD	9,159,532	NOK	69,111,415	Citibank N.A.	5/12/2015	589,248	-	589,248
	USD	594,888	NZD	813,800	Australia and New Zealand Banking Group	5/12/2015	-	(11,142)	(11,142)
	USD	30,921,697	NZD	41,437,526	Toronto Dominion Bank	5/12/2015	63,543	-	63,543
	USD	1,308,250	SEK	10,910,808	Bank of Montreal	5/12/2015	40,595	-	40,595
	USD	9,243,097	SEK	77,651,256	Citibank N.A.	5/12/2015	221,308	-	221,308
	USD	33,212,205	SGD	45,251,630	Bank of Montreal	5/12/2015	269,908	-	269,908
							$4,894,850	($1,394,486)	$3,500,364

Total Return Trust
The portfolio used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies, to maintain diversity and liquidity of the portfolio, and as a substitute for securities purchased. The following table summarizes the contracts held at March 31, 2015.

						Contractual			Net Unrealized
						Settlement	Unrealized	Unrealized	Appreciation/
Portfolio	Contract to Buy		Contract to Sell		Counterparty	Date	Appreciation	Depreciation	(Depreciation)
Total Return Trust	AUD	3,079,000	USD	2,347,313	Bank of America, N.A.	4/2/2015	-	($2,192)	($2,192)
	AUD	1,603,000	USD	1,235,555	Citibank N.A.	4/2/2015	-	(14,630)	(14,630)
	AUD	1,636,000	USD	1,290,825	UBS AG	4/2/2015	-	(44,766)	(44,766)
	BRL	10,735,861	USD	3,495,449	BNP Paribas SA	4/2/2015	-	(131,609)	(131,609)
	BRL	3,006,191	USD	991,126	Deutsche Bank AG London	4/2/2015	-	(49,203)	(49,203)
	BRL	17,183,224	USD	5,356,367	HSBC Bank USA	4/2/2015	$27,608	-	27,608
	BRL	22,798,055	USD	7,131,808	JPMorgan Chase Bank	4/2/2015	11,447	-	11,447
	BRL	4,404,712	USD	1,373,040	UBS AG	4/2/2015	7,077	-	7,077
	BRL	14,528,360	USD	4,664,000	Credit Suisse International	4/6/2015	-	(116,345)	(116,345)
	BRL	11,211,102	USD	3,591,000	Goldman Sachs Bank USA	4/8/2015	-	(83,436)	(83,436)
	BRL	14,528,360	USD	4,400,400	Citibank N.A.	5/5/2015	114,300	-	114,300
	BRL	11,211,102	USD	3,369,227	Deutsche Bank AG London	5/5/2015	114,633	-	114,633
	CAD	33,972,726	USD	27,145,606	Goldman Sachs Bank USA	4/2/2015	-	(322,774)	(322,774)
	EUR	12,438,000	USD	14,094,741	Bank of America, N.A.	4/2/2015	-	(720,777)	(720,777)
	EUR	11,077,000	USD	12,552,891	Citibank N.A.	4/2/2015	-	(642,343)	(642,343)
	EUR	49,161,000	USD	55,881,621	Goldman Sachs Bank USA	4/2/2015	-	(3,021,241)	(3,021,241)
	EUR	31,882,000	USD	35,044,216	UBS AG	5/6/2015	-	(747,815)	(747,815)
	EUR	392,000	USD	512,423	Bank of America, N.A.	6/15/2015	-	(90,500)	(90,500)
	EUR	1,845,000	USD	2,461,616	Barclays Bank PLC Wholesale	6/15/2015	-	(475,783)	(475,783)
	EUR	1,767,000	USD	2,368,681	BNP Paribas SA	6/15/2015	-	(466,801)	(466,801)
	EUR	4,350,000	USD	5,754,920	Citibank N.A.	6/15/2015	-	(1,072,873)	(1,072,873)

EUR	1,832,000	USD	2,382,113	Deutsche Bank AG London	6/15/2015	-	(410,272)	(410,272)
EUR	23,311,000	USD	31,210,084	Goldman Sachs Bank USA	6/15/2015	-	(6,119,695)	(6,119,695)
EUR	2,805,000	USD	3,750,566	JPMorgan Chase Bank N.A.	6/15/2015	-	(731,453)	(731,453)
EUR	1,078,000	USD	1,420,713	UBS AG	6/15/2015	-	(260,427)	(260,427)
EUR	1,241,000	USD	1,676,033	Bank of America, N.A.	6/13/2016	-	(327,825)	(327,825)
EUR	4,463,000	USD	6,032,191	Deutsche Bank AG London	6/13/2016	-	(1,183,641)	(1,183,641)
GBP	688,000	USD	1,055,119	Citibank N.A.	4/2/2015	-	(34,539)	(34,539)
ILS	85,125,354	USD	21,632,873	Bank of America, N.A.	4/14/2015	-	(240,712)	(240,712)
INR	141,601,450	USD	2,253,724	UBS AG	4/13/2015	4,808	-	4,808
INR	136,640,010	USD	2,164,594	Citibank N.A.	6/26/2015	-	(18,462)	(18,462)
INR	163,939,820	USD	2,592,754	Goldman Sachs Bank USA	6/26/2015	-	(17,838)	(17,838)
INR	78,991,200	USD	1,244,348	HSBC Bank USA	6/26/2015	-	(3,675)	(3,675)
JPY	6,618,450,000	USD	55,370,178	Bank of America, N.A.	4/2/2015	-	(186,537)	(186,537)
JPY	177,400,000	USD	1,461,869	Citibank N.A.	4/2/2015	17,266	-	17,266
JPY	1,883,100,000	USD	15,706,334	Goldman Sachs Bank USA	4/2/2015	-	(5,330)	(5,330)
JPY	147,400,000	USD	1,234,673	JPMorgan Chase Bank N.A.	4/2/2015	-	(5,674)	(5,674)
MXN	78,640,218	USD	5,225,611	BNP Paribas SA	4/1/2015	-	(70,058)	(70,058)
MXN	5,538,000	USD	377,317	Bank of America, N.A.	5/5/2015	-	(14,970)	(14,970)
MXN	83,196,653	USD	5,540,255	BNP Paribas SA	5/5/2015	-	(96,750)	(96,750)
MXN	67,211,000	USD	4,482,337	Citibank N.A.	5/5/2015	-	(84,763)	(84,763)
MXN	11,105,350	USD	738,000	Deutsche Bank AG London	5/5/2015	-	(11,384)	(11,384)
MXN	12,927,525	USD	868,998	Goldman Sachs Bank USA	5/5/2015	-	(23,159)	(23,159)
MXN	26,807,995	USD	1,759,704	HSBC Bank USA	5/5/2015	-	(5,673)	(5,673)
MXN	2,849,000	USD	192,707	JPMorgan Chase Bank N.A.	5/5/2015	-	(6,299)	(6,299)
MXN	61,173,553	USD	4,151,841	UBS AG	5/5/2015	-	(149,294)	(149,294)
USD	5,280,304	AUD	6,798,000	Citibank N.A.	4/2/2015	102,607	-	102,607
USD	3,359,541	BRL	10,735,861	BNP Paribas SA	4/2/2015	-	(4,298)	(4,298)
USD	943,000	BRL	3,006,191	Deutsche Bank AG London	4/2/2015	1,078	-	1,078
USD	5,922,289	BRL	17,183,224	HSBC Bank USA	4/2/2015	538,314	-	538,314
USD	7,323,161	BRL	22,798,055	JPMorgan Chase Bank	4/2/2015	179,906	-	179,906
USD	1,395,000	BRL	4,404,712	UBS AG	4/2/2015	14,883	-	14,883
USD	4,435,463	BRL	14,528,360	Citibank N.A.	4/6/2015	-	(112,191)	(112,191)
USD	3,393,191	BRL	11,211,102	Deutsche Bank AG London	4/8/2015	-	(114,373)	(114,373)
USD	5,661,963	BRL	18,356,085	JPMorgan Chase Bank	5/5/2015	-	(42,206)	(42,206)
USD	2,771,481	BRL	7,519,027	Deutsche Bank AG London	7/2/2015	478,955	-	478,955
USD	27,247,193	CAD	33,972,726	Royal Bank of Canada	4/2/2015	424,361	-	424,361
USD	27,133,248	CAD	33,972,726	Goldman Sachs Bank USA	5/6/2015	322,100	-	322,100

USD	198,582	CHF	183,000	Goldman Sachs Bank USA	5/12/2015	9,968	-	9,968
USD	2,940,561	EUR	2,687,000	Bank of America, N.A.	4/2/2015	51,364	-	51,364
USD	10,315,496	EUR	9,712,000	BNP Paribas SA	4/2/2015	-	(127,334)	(127,334)
USD	3,829,105	EUR	3,547,000	Citibank N.A.	4/2/2015	15,192	-	15,192
USD	19,038,843	EUR	17,524,000	Goldman Sachs Bank USA	4/2/2015	196,156	-	196,156
USD	7,902,994	EUR	7,324,000	JPMorgan Chase Bank N.A.	4/2/2015	27,861	-	27,861
USD	35,028,753	EUR	31,882,000	UBS AG	4/2/2015	747,623	-	747,623
USD	86,474,767	EUR	76,583,000	Bank of America, N.A.	4/7/2015	4,123,401	-	4,123,401
USD	17,510,675	EUR	12,879,000	Bank of America, N.A.	6/15/2015	3,648,587	-	3,648,587
USD	9,996,652	EUR	7,358,000	Barclays Bank PLC Wholesale	6/15/2015	2,076,997	-	2,076,997
USD	7,933,712	EUR	5,850,000	BNP Paribas SA	6/15/2015	1,637,166	-	1,637,166
USD	11,618,133	EUR	8,499,000	Citibank N.A.	6/15/2015	2,470,382	-	2,470,382
USD	14,459,122	EUR	10,653,000	Credit Suisse International	6/15/2015	2,992,950	-	2,992,950
USD	9,361,569	EUR	7,000,000	Bank of America, N.A.	8/7/2015	1,820,727	-	1,820,727
USD	936,551	EUR	700,000	Deutsche Bank AG London	8/7/2015	182,467	-	182,467
USD	42,952,544	EUR	31,406,000	Bank of America, N.A.	6/13/2016	8,833,445	-	8,833,445
USD	15,387,070	EUR	11,238,000	Deutsche Bank AG London	6/13/2016	3,178,242	-	3,178,242
USD	9,724,508	EUR	7,063,000	Bank of America, N.A.	6/27/2016	2,046,931	-	2,046,931
USD	10,747,391	EUR	7,816,000	Barclays Bank PLC Wholesale	6/27/2016	2,251,292	-	2,251,292
USD	1,585,916	GBP	1,061,000	Bank of America, N.A.	4/2/2015	12,028	-	12,028
USD	5,145,717	GBP	3,414,000	Bank of America, N.A.	4/7/2015	81,560	-	81,560
USD	16,851,716	ILS	66,665,603	Bank of America, N.A.	4/14/2015	98,525	-	98,525
USD	292,499	ILS	1,165,000	BNP Paribas SA	4/14/2015	-	(268)	(268)
USD	745,000	ILS	2,928,818	Deutsche Bank AG London	4/14/2015	8,982	-	8,982
USD	3,636,000	ILS	14,365,933	Goldman Sachs Bank USA	4/14/2015	25,814	-	25,814
USD	24,353,287	ILS	95,798,516	Bank of America, N.A.	6/11/2015	276,320	-	276,320
USD	920,015	ILS	3,668,558	Barclays Bank PLC Wholesale	6/11/2015	-	(2,001)	(2,001)
USD	3,649,424	INR	232,468,314	JPMorgan Chase Bank	4/13/2015	-	(58,426)	(58,426)
USD	70,323,869	JPY	8,398,850,000	Bank of America, N.A.	4/2/2015	295,520	-	295,520
USD	3,544,945	JPY	427,500,000	JPMorgan Chase Bank N.A.	4/2/2015	-	(19,486)	(19,486)
USD	55,393,187	JPY	6,618,450,000	Bank of America, N.A.	5/8/2015	182,370	-	182,370
USD	1,588,000	MXN	23,940,688	Deutsche Bank AG London	4/1/2015	18,479	-	18,479
USD	1,886,000	MXN	28,516,320	Goldman Sachs Bank USA	4/1/2015	16,506	-	16,506
USD	1,631,000	MXN	25,202,783	JPMorgan Chase Bank N.A.	4/1/2015	-	(21,262)	(21,262)
USD	65,000	MXN	980,428	Nomura Global Financial Products, Inc.	4/1/2015	723	-	723
USD	28,253,763	MXN	414,694,600	Credit Suisse International	4/22/2015	1,096,452	-	1,096,452
USD	1,238,000	MXN	18,494,977	Deutsche Bank AG London	4/30/2015	27,471	-	27,471
USD	151,000	MXN	2,260,319	JPMorgan Chase Bank N.A.	4/30/2015	3,058	-	3,058
USD	1,202,000	MXN	18,057,406	Nomura Global Financial Products, Inc.	4/30/2015	20,112	-	20,112
USD	1,400,521	MXN	20,849,000	Barclays Bank PLC Wholesale	5/5/2015	36,384	-	36,384
USD	5,213,486	MXN	78,640,218	BNP Paribas SA	5/5/2015	68,106	-	68,106
USD	2,528,678	MXN	38,726,313	Citibank N.A.	5/5/2015	-	(5,160)	(5,160)
USD	1,027,550	MXN	15,445,000	HSBC Bank USA	5/5/2015	16,993	-	16,993
						$40,955,497	($18,518,523)	$22,436,974

Utilities Trust
The portfolio used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. The following table summarizes the contracts held at March 31, 2015.

						Contractual			Net Unrealized
						Settlement	Unrealized	Unrealized	Appreciation/
Portfolio	Contract to Buy		Contract to Sell		Counterparty	Date	Appreciation	Depreciation	(Depreciation)
Utilities Trust	EUR	1,815,337	USD	2,033,235	Barclays Bank PLC Wholesale	4/10/2015	-	($81,086)	($81,086)
	EUR	39,166	USD	44,407	BNP Paribas SA	4/10/2015	-	(2,290)	(2,290)
	EUR	501,538	USD	555,596	Credit Suisse International	4/10/2015	-	(16,261)	(16,261)
	EUR	1,446,306	USD	1,565,388	Deutsche Bank AG London	4/10/2015	-	(10,081)	(10,081)
	EUR	91,421	USD	96,836	JPMorgan Chase Bank N.A.	4/10/2015	$1,476	-	1,476
	EUR	346,295	USD	387,769	Merrill Lynch International	4/10/2015	-	(15,377)	(15,377)
	GBP	72	USD	107	Barclays Bank PLC Wholesale	4/10/2015	-
	GBP	582,557	USD	883,201	Credit Suisse International	4/10/2015	-	(19,082)	(19,082)
	GBP	196,285	USD	299,075	Deutsche Bank AG London	4/10/2015	-	(7,922)	(7,922)
	GBP	43,399	USD	67,039	Goldman Sachs International	4/10/2015	-	(2,665)	(2,665)
	GBP	221,824	USD	333,817	JPMorgan Chase Bank N.A.	4/10/2015	-	(4,781)	(4,781)
	GBP	52,068	USD	79,995	Merrill Lynch International	4/10/2015	-	(2,762)	(2,762)
	GBP	63,373	USD	98,196	Morgan Stanley Capital Services, Inc.	4/10/2015	-	(4,194)	(4,194)
	USD	1,728,603	EUR	1,534,221	Barclays Bank PLC Wholesale	4/10/2015	78,757	-	78,757
	USD	2,798,196	EUR	2,344,237	Citibank N.A.	4/10/2015	277,286	-	277,286
	USD	672,850	EUR	577,513	Credit Suisse International	4/10/2015	51,813	-	51,813
	USD	6,745,746	EUR	5,653,357	Deutsche Bank AG London	4/10/2015	666,327	-	666,327
	USD	12,794,834	EUR	10,760,011	Goldman Sachs International	4/10/2015	1,223,905	-	1,223,905
	USD	17,330,652	EUR	14,746,021	JPMorgan Chase Bank N.A.	4/10/2015	1,473,308	-	1,473,308
	USD	1,981,783	EUR	1,690,212	Merrill Lynch International	4/10/2015	164,190	-	164,190
	USD	480,243	EUR	402,541	Morgan Stanley Capital Services, Inc.	4/10/2015	47,365	-	47,365
	USD	3,259,473	EUR	2,733,310	UBS AG	4/10/2015	320,168	-	320,168
	USD	4,372,622	EUR	4,160,182	Deutsche Bank AG London	6/17/2015	-	(105,254)	(105,254)
	USD	303,208	GBP	199,285	Barclays Bank PLC Wholesale	4/10/2015	7,604	-	7,604
	USD	4,380,726	GBP	2,876,210	Credit Suisse International	4/10/2015	114,386	-	114,386
	USD	115,394	GBP	76,394	Goldman Sachs International	4/10/2015	2,078	-	2,078
	USD	4,380,698	GBP	2,876,210	Merrill Lynch International	4/10/2015	114,357	-	114,357
	USD	745,796	GBP	485,000	Morgan Stanley Capital Services, Inc.	4/10/2015	26,386	-	26,386
							$4,569,406	($271,755)	$4,297,651

Currency Abbreviations
AUD	Australian Dollar	CZK	Czech Republic Koruna	JPY	Japanese Yen	PLN	Polish Zloty
BRL	Brazilian Real	DKK	Danish Krone	KRW	South Korean Won	RON	Romanian New Leu
CAD	Canadian Dollar	EUR	Euro	MXN	Mexican Peso	RSD	Serbian Dinar
CHF	Swiss Franc	GBP	Pound Sterling	MYR	Malaysian Ringgit	SEK	Swedish Krona
CLP	Chilean Peso	IDR	Indonesian Rupiah	NGN	Nigerian Naira	SGD	Singapore Dollar
CNY	Chinese Yuan Renminbi	ILS	Israeli New Sheqel	NOK	Norwegian Krone	USD	U.S. Dollar
COP	Colombian Peso	INR	Indian Rupee	NZD	New Zealand Dollar	ZAR	South African Rand

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund’s exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently “marked-to-market” to reflect current market value. When the fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect current market value of the option written.

During the period ended March 31, 2015, Global Bond Trust Total Return Trust and Real Return Bond Trust used purchased options to gain exposure to foreign currency, manage duration of the portfolio, to manage against anticipated interest rate changes and maintain diversity and liquidity of the portfolio. Investment Quality Bond Trust used purchased options to manage against anticipated interest rate changes. Strategic Income Opportunities Trust used purchased options to manage against anticipated changes in currency exchange rates.

The following tables summarize the portfolios’ written options activities during the period ended March 31, 2015 and the contracts held at March 31, 2015.

	Number of
	Contracts/Notional	Premium Received
Capital Appreciation Value Trust
Outstanding, beginning of period	4,978	$1,158,922
Options written	1,022	301,674
Option closed	(414)	(151,518)
Options exercised	(2,035)	(416,442)
Options expired	(596)	(189,635)
Outstanding, end of period	2,955	$703,001

Global Bond Trust
Outstanding, beginning of period	115,900,000	$2,617,351
Options written	48,110,724	501,208
Option closed	(14,760,000)	(444,951)
Options exercised	(3,900,124)	(58,815)
Options expired	(25,320,124)	(129,987)
Outstanding, end of period	120,030,476	$2,484,806

Health Sciences Trust
Outstanding, beginning of period	119	$86,611
Options written	179	83,545
Option closed	(23)	(11,905)
Options expired	(96)	(74,706)
Outstanding, end of period	179	$83,545

Real Return Bond Trust
Outstanding, beginning of period	19,370,000	$246,267
Options written	13,769,038	168,914
Option closed	(5,700,000)	(44,664)
Options exercised	(2,910,015)	(19,845)
Options expired	(5,700,023)	(34,583)
Outstanding, end of period	18,829,000	$316,089

Total Return Trust
Outstanding, beginning of period	373,300,000	$3,235,874
Options written	410,602,857	2,170,365
Option closed	(87,300,323)	(1,013,852)
Options exercised	(59,701,442)	(767,739)
Options expired	(165,501,092)	(1,541,258)
Outstanding, end of period	471,400,000	$2,083,390

Options on Securities

Capital Appreciation Value Trust
The portfolio used written options to gain exposure to certain securities markets.

			Exercise	Expiration	Number of
Portfolio	Counterparty	Name of Issuer	Price	Date	Contracts	Premium	Value
Capital Appreciation Value Trust	CALLS (OTC)
	Citigroup Global Market	Pentair, Inc.	$70.00	Nov 2015	10	$2,480	($2,025)
	Citigroup Global Market	American Tower Corp	115.00	Jan 2016	35	9,249	(3,675)
	Citigroup Global Market	American Tower Corp.	110.00	Jan 2016	30	7,140	(5,325)
	Citigroup Global Market	American Tower Corp.	105.00	Jan 2016	18	6,449	(5,040)
	Citigroup Global Market	Boeing Company	140.00	Jan 2016	7	3,232	(11,235)
	Citigroup Global Market	Cisco Systems, Inc.	25.00	Jan 2016	260	48,100	(90,350)
	Citigroup Global Market	Comcast Corp.	70.00	Jan 2016	62	7,541	(3,968)
	Citigroup Global Market	Comcast Corp.	65.00	Jan 2016	348	54,510	(51,504)
	Citigroup Global Market	Danaher Corp.	95.00	Jan 2016	31	10,777	(8,215)
	Citigroup Global Market	Danaher Corp.	100.00	Jan 2016	30	6,831	(4,650)
	Citigroup Global Market	Mondelez International, Inc.	45.00	Jan 2016	95	8,103	(3,325)
	Citigroup Global Market	Pfizer, Inc.	30.00	Jan 2016	364	67,055	(185,640)
	Citigroup Global Market	Thermo Fisher Scientific, Inc.	150.00	Jan 2016	70	23,793	(29,750)
	Citigroup Global Market	United Technologies Corp.	120.00	Jan 2016	84	24,325	(50,610)
	Citigroup Global Market	United Technologies Corp.	130.00	Jan 2016	17	5,136	(4,395)
	Citigroup Global Market	United Technologies Corp.	125.00	Jan 2016	18	8,046	(7,290)
	Citigroup Global Market	UnitedHealth Group, Inc.	100.00	Jan 2016	52	24,079	(115,310)
	Citigroup Global Market	UnitedHealth Group, Inc.	105.00	Jan 2016	52	16,465	(95,290)
	Citigroup Global Market	Wal-Mart Stores, Inc.	82.50	Jan 2016	62	15,965	(26,505)
	Citigroup Global Market	Wal-Mart Stores, Inc.	80.00	Jan 2016	63	22,806	(35,437)
	Morgan Stanley Company, Inc.	CVS Health Corp.	90.00	Jan 2016	66	16,687	(101,145)
	Morgan Stanley Company, Inc.	CVS Health Corp.	95.00	Jan 2016	66	10,097	(76,065)
	Morgan Stanley Company, Inc.	Lowes Companies, Inc.	60.00	Jan 2016	166	32,672	(266,845)
	Morgan Stanley Company, Inc.	Lowes Companies, Inc.	75.00	Jan 2016	58	7,136	(32,625)
	Morgan Stanley Company, Inc.	PepsiCo, Inc.	100.00	Jan 2016	99	24,860	(33,165)
	Morgan Stanley Company, Inc.	PepsiCo, Inc.	105.00	Jan 2016	57	11,678	(11,257)
	Morgan Stanley Company, Inc.	PepsiCo, Inc.	110.00	Jan 2016	94	15,708	(10,716)
	Morgan Stanley Company, Inc.	State Street Corp.	87.50	Jan 2016	124	22,912	(16,120)
	CALLS (Exchange-Traded)
		Google, Inc.	590.00	Jan 2016	22	52,401	(59,950)
		Google, Inc.	590.00	Jan 2016	22	54,609	(66,000)
		JPMorgan Chase & Co.	70.00	Jan 2016	344	37,711	(30,444)
		Visa, Inc.	75.00	Jan 2016	63	15,499	(10,805)
		Visa, Inc.	70.00	Jan 2016	66	28,949	(20,790)
					2,955	$703,001	($1,475,466)

Health Sciences Trust
The portfolio used written options to manage against changes in securities and to gain exposure to certain securities.

		Exercise	Expiration	Number of
Portfolio	Name of Issuer	Price	Date	Contracts	Premium	Value
Health Sciences Trust	CALLS
	Alkermes PLC	$75.00	May 2015	54	$15,498	($3,240)
	Chimerix, Inc.	45.00	May 2015	15	5,055	(1,200)
	Chimerix, Inc.	40.00	May 2015	10	5,070	(2,025)
	Pharmacyclics, Inc.	190.00	May 2015	21	15,687	(140,490)
	Pharmacyclics, Inc.	200.00	May 2015	32	19,108	(182,400)
	Pharmacyclics, Inc.	230.00	May 2015	2	3,030	(5,550)
	Incyte Corp.	90.00	Jun 2015	45	20,097	(45,000)
				179	$83,545	($379,905)

Options on Exchange-Traded Future Contracts

Global Bond Trust
The fund used written options to manage against anticipated interest rate changes, manage duration of the portfolio, and maintain diversity and liquidity of the portfolio.

Portfolio	Name of Issuer	Exercise Price	Expiration Date	Number of Contracts	Premium	Value
Global Bond Trust	Calls
	Euro Bund	160.00	May 2015	132	$62,282	($55,354)
					$62,282	($55,354)
	Puts
	Euro Bund	152.00	May 2015	108	$12,479	($3,484)
	Euro Schatz	111.10	May 2015	236	12,123	(6,344)
					$24,602	($9,828)

Foreign Currency Options (OTC)

Global Bond Trust
The portfolio used written options to manage against anticipated changes in currency exchange rates and gain exposure to foreign currencies.

			Exercise	Expiration		Notional
Portfolio	Description	Counterparty	Rate	Date		Amount	Premium	Value
Global Bond Trust	Calls
	U.S. Dollar versus Chinese Yuan Renminbi	HSBC Bank USA	6.60	Feb 2016	USD	2,200,000	$24,690	($13,418)
	U.S. Dollar versus Chinese Yuan Renminbi	JPMorgan Chase Bank	6.60	Feb 2016	USD	1,790,000	20,406	(10,917)
							$45,096	($24,335)
	Puts
	U.S. Dollar versus Japanese Yen	Barclays Bank PLC	116.95	Apr 2015	USD	2,500,000	$16,850	($7,333)
	U.S. Dollar versus Japanese Yen	Barclays Bank PLC	97.00	Sep 2016	USD	2,100,000	42,189	(9,309)
	U.S. Dollar versus Japanese Yen	Citibank N.A.	96.00	Sep 2016	USD	3,100,000	73,455	(12,143)
	U.S. Dollar versus Japanese Yen	Bank of America N.A.	93.00	Sep 2016	USD	7,100,000	128,297	(18,957)
	U.S. Dollar versus Japanese Yen	Citibank N.A.	95.00	Sep 2016	USD	11,100,000	244,412	(38,351)
	U.S. Dollar versus Japanese Yen	Deutsche Bank AG	92.00	May 2016	USD	2,700,000	63,126	(3,162)
	U.S. Dollar versus Japanese Yen	Citibank N.A.	93.00	Apr 2016	USD	2,000,000	48,036	(2,204)
	U.S. Dollar versus Japanese Yen	Barclays Bank PLC	94.75	Apr 2016	USD	1,000,000	29,320	(1,473)
	U.S. Dollar versus Japanese Yen	Barclays Bank PLC	94.75	Apr 2016	USD	6,600,000	199,364	(9,722)
	U.S. Dollar versus Japanese Yen	Bank of America N.A.	80.00	Feb 2019	USD	540,000	24,408	(4,964)
	U.S. Dollar versus Japanese Yen	Bank of America N.A.	80.00	Feb 2019	USD	6,600,000	364,070	(59,532)
	U.S. Dollar versus Japanese Yen	HSBC Bank USA	116.95	Apr 2015	USD	11,800,000	77,290	(34,609)
							$1,310,817	($201,759)

Real Return Bond Trust
The portfolio used written options to manage against anticipated changes in currency exchange rates and gain exposure to foreign currencies.

			Exercise	Expiration		Notional
Portfolio	Description	Counterparty	Rate	Date		Amount	Premium	Value
Real Return Bond Trust	Calls
	U.S. Dollar versus Brazilian Real	Credit Suisse International	4.00	Mar 2016	USD	700,000	$29,590	($27,090)
	U.S. Dollar versus Brazilian Real	Deutsche Bank AG	2.68	Jul 2015	USD	270,000	6,434	(49,474)
							$36,024	($76,564)
	Puts
	Euro versus U.S. Dollar	Barclays Bank PLC	1.09	Apr 2015	EUR	100,000	$555	($1,515)
	Euro versus U.S. Dollar	BNP Paribas	1.10	Apr 2015	EUR	20,000	97	(481)
	Euro versus U.S. Dollar	BNP Paribas	1.08	Apr 2015	EUR	460,000	2,552	(5,646)
	Euro versus U.S. Dollar	BNP Paribas	1.03	Apr 2015	EUR	254,000	1,663	(547)
	Euro versus U.S. Dollar	Citibank N.A.	1.06	Apr 2015	EUR	330,000	1,684	(1,607)
	Euro versus U.S. Dollar	Deutsche Bank AG	1.03	Apr 2015	EUR	295,000	1,856	(619)
							$8,407	($10,415)

Interest Rate Swaptions (OTC)
An interest rate swaption is an option to enter into an interest rate swap.

Global Bond Trust
The portfolio used interest rate swaptions to manage duration of the portfolio, manage against anticipated interest rate changes and maintain diversity and liquidity of the portfolio.

				Pay/Receive
				Floating	Exercise	Expiration		Notional
Portfolio	Description	Counterparty	Floating Rate Index	Rate	Rate	Date		Amount	Premium	Value
Global Bond Trust	Call
	10-Year Interest Rate Swap	Goldman Sachs Capital Markets, L.P.	3-Month USD LIBOR	Receive	1.95%	Jun 2015	USD	3,800,000	$20,140	($34,430)
	30-Year Interest Rate Swap	Goldman Sachs Capital Markets, L.P.	6-Month EURIBOR	Receive	0.75%	Sep 2015	EUR	2,100,000	56,444	(101,526)
									$76,584	($135,956)
	Puts
	5-Year Interest Rate Swap	Bank of America N.A.	3-Month USD LIBOR	Receive	2.50%	Sep 2015	USD	30,000,000	$570,000	($49,407)
	5-Year Interest Rate Swap	Citibank N.A.	3-Month USD LIBOR	Receive	2.50%	Sep 2015	USD	15,100,000	284,623	(24,868)
	10-Year Interest Rate Swap	Goldman Sachs Capital Markets, L.P.	3-Month USD LIBOR	Receive	2.55%	Jun 2015	USD	3,800,000	24,130	(7,774)
	30-Year Interest Rate Swap	Goldman Sachs Capital Markets, L.P.	6-Month EURIBOR	Receive	1.30%	Sep 2015	EUR	2,100,000	60,872	(29,682)
									$939,625	($111,731)

Real Return Bond Trust
The portfolio used interest rate swaptions to manage duration, manage against anticipated interest rate changes and maintain diversity and liquidity of the portfolio.

				Pay/Receive
			Floating	Floating	Exercise	Expiration		Notional
Portfolio	Description	Counterparty	Rate Index	Rate	Rate	Date		Amount	Premium	Value
Real Return Bond Trust	Calls
	1-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month LIBOR	Receive	0.66%	Jan 2016	USD	1,500,000	1,500	(1,053)
	1-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	6-Month EURIBOR	Receive	0.52%	Jan 2016	EUR	1,500,000	$900	($558)
	30-Year Interest Rate Swap	Deutsche Bank AG	3-Month LIBOR	Receive	2.30%	May 2015	USD	2,300,000	36,260	(44,692)
	30-Year Interest Rate Swap	Goldman Sachs Capital Markets, L.P.	3-Month LIBOR	Receive	0.75%	Sep 2015	USD	900,000	24,190	(43,511)
									$62,850	($89,814)

	Puts
	5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	6-Month EURIBOR	Receive	2.50%	Dec 2017	EUR	4,200,000	$140,000	($104,806)
	30-Year Interest Rate Swap	Goldman Sachs Capital Markets, L.P.	3-Month LIBOR	Receive	1.30%	Sep 2015	USD	900,000	26,088	(12,721)
									$166,088	($117,527)

Total Return Trust
The portfolio used interest rate swaptions to manage against anticipated interest rate changes, manage duration of the portfolio and maintain diversity and liquidity of the portfolio.

				Pay/Receive
			Floating	Floating	Exercise	Expiration		Notional
Portfolio	Description	Counterparty	Rate Index	Rate	Rate	Date		Amount	Premium	Value
Total Return Trust	CALLS
	1-Year Interest Rate Swap	Morgan Stanley Company	3-Month USD LIBOR	Receive	0.65%	Jan 2016	USD	28,100,000	$30,910	($18,931)
	1-Year Interest Rate Swap	Morgan Stanley Company	3-Month USD LIBOR	Receive	0.50%	Jan 2016	USD	28,100,000	16,860	(9,450)
	1-Year Interest Rate Swap	Morgan Stanley Company	3-Month USD LIBOR	Receive	0.66%	Jan 2016	USD	14,100,000	14,100	(9,900)
	1-Year Interest Rate Swap	Morgan Stanley Company	3-Month USD LIBOR	Receive	0.52%	Jan 2016	USD	14,100,000	8,460	(5,248)
	2-Year Interest Rate Swap	Bank of America	3-Month USD LIBOR	Receive	0.92%	Jan 2016	USD	76,000,000	185,440	(141,208)
	2-Year Interest Rate Swap	Bank of America	3-Month USD LIBOR	Receive	0.73%	Jan 2016	USD	76,000,000	107,920	(74,320)
	2-Year Interest Rate Swap	Goldman Sachs & Company	3-Month USD LIBOR	Receive	0.70%	Jan 2016	USD	14,300,000	21,450	(12,091)
	2-Year Interest Rate Swap	Goldman Sachs & Company	3-Month USD LIBOR	Receive	0.90%	Jan 2016	USD	14,300,000	38,610	(25,119)
	2-Year Interest Rate Swap	JPMorgan Securities	3-Month USD LIBOR	Receive	1.10%	Jan 2018	USD	14,000,000	72,800	(56,312)
	2-Year Interest Rate Swap	JPMorgan Securities	3-Month USD LIBOR	Receive	1.60%	Jan 2018	USD	14,000,000	126,700	(101,984)
	3-Year Interest Rate Swap	Goldman Sachs & Company	3-Month USD LIBOR	Receive	1.00%	Jul 2015	USD	14,400,000	43,200	(22,736)
	3-Year Interest Rate Swap	Goldman Sachs & Company	3-Month USD LIBOR	Receive	0.85%	Jul 2015	USD	14,400,000	24,480	(10,037)
	5-Year Interest Rate Swap	Morgan Stanley Company	3-Month USD LIBOR	Receive	1.10%	Jan 2016	USD	7,100,000	26,980	(21,340)
	5-Year Interest Rate Swap	Morgan Stanley Company	3-Month USD LIBOR	Receive	1.30%	Jan 2016	USD	7,100,000	41,180	(35,284)
	10-Year Interest Rate Swap	Citibank, N.A.	3-Month USD LIBOR	Receive	1.43%	Jul 2015	USD	3,500,000	20,913	(8,127)
	10-Year Interest Rate Swap	Citibank, N.A.	3-Month USD LIBOR	Receive	1.59%	Jul 2015	USD	3,500,000	32,550	(13,817)
	10-Year Interest Rate Swap	Morgan Stanley Company	3-Month USD LIBOR	Receive	1.54%	Jan 2016	USD	7,100,000	71,000	(55,077)
	10-Year Interest Rate Swap	Morgan Stanley Company	3-Month USD LIBOR	Receive	1.33%	Jan 2016	USD	7,100,000	45,085	(33,564)
									$928,638	($654,545)
	PUTS
	2-Year Interest Rate Swap	Goldman Sachs Bank USA	3-Month USD LIBOR	Receive	2.80%	Jan 2018	USD	6,700,000	$83,750	($48,901)
	5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	2.60%	Sep 2015	USD	22,100,000	290,062	(24,020)
	5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	2.52%	Sep 2015	USD	43,400,000	379,750	(65,951)
									$753,562	($138,872)

Credit Default Swaptions (OTC)
A credit default swaption is an option to enter into a credit default swap.

Real Return Bond Trust
The portfolio used credit default swaptions to take a long position in the exposure of the benchmark credit.

				Buy/Sell	Exercise	Expiration		Notional
Portfolio	Description	Counterparty	Index	Protection	Rate	Date		Amount	Premium	Value
Real Return Bond Trust	Puts
	5-Year Credit Default Swap	Bank of America NA	CDX.IG23	Sell	1.00%	Apr 2015	USD	400,000	$575	-
	5-Year Credit Default Swap	Barclays Bank PLC	CDX.IG23	Sell	1.00%	Apr 2015	USD	200,000	315	-
									$890	-

Inflation Floors (OTC)
Inflation floors are instruments where in return for a premium, one party agrees to make payments to the other to the extent that inflation falls below a specified rate (based on the Consumer Price Index or other designated measure), or “floor”.

Global Bond Trust
The portfolio used inflation floors to manage against anticipated interest rate changes.

Portfolio	Description	Counterparty	Initial Index	Exercise Index	Expiration Date		Notional Amount	Premium	Value
Global Bond Trust	Floor- OTC CPURNSA Index	Citibank	217.965	Maximum of ((1+0.0%)[10]- (Index Final/Index Initial)) or $0	Sep 2020	USD	2,000,000	$25,800	($1,237)
								$25,800	($1,237)

Real Return Bond Trust
The portfolio used inflation floors to manage against anticipated interest rate changes.

Portfolio	Description	Counterparty	Initial Index	Exercise Index	Expiration Date		Notional Amount	Premium	Value
Real Return Bond Trust	Floor-OTC CPURNSA Index	Citibank N.A.	216.687	Maximum of ((1+0.0%)10 - (Index Final/Index Initial)) or $0	Apr 2020	USD	2,600,000	$23,160	($1,549)
	Floor-OTC CPURNSA Index	BNP Paribas	236.293	Maximum of ((1+0.0%)[10] - (Index Final/Index Initial)) or $0	Mar 2018	USD	100,000	860	(781)
	Floor-OTC CPURNSA Index	JPMorgan Chase Bank	234.812	Maximum of ((1+0.0%)[10] - (Index Final/Index Initial)) or $0	Mar 2020	USD	900,000	10,170	(12,584)
	Floor-OTC CPURNSA Index	Citibank N.A.	217.965	Maximum of ((1+0.0%)[10] - (Index Final/Index Initial)) or $0	Sep 2020	USD	200,000	2,580	(124)
								$36,770	($15,037)

Total Return Trust
The portfolio used inflation floors to manage against anticipated interest rate changes.

Portfolio	Description	Counterparty	Initial Index	Exercise Index	Expiration Date		Notional Amount	Premium	Value
Total Return Trust	Floor- OTC CPURNSA Index	Citibank N.A.	215.949	Maximum of ((1+0.0%)[10] - (Index Final/Index Initial)) or $0	Mar 2020	USD	7,500,000	63,460	(4,271)
	Floor- OTC CPURNSA Index	Citibank N.A.	216.687	Maximum of ((1+0.0%)[10] - (Index Final/Index Initial)) or $0	Apr 2020	USD	17,900,000	159,640	(10,667)
	Floor- OTC CPURNSA Index	Citibank N.A.	217.965	Maximum of ((1+0.0%)[10] - (Index Final/Index Initial)) or $0	Sep 2020	USD	6,900,000	89,010	(4,268)
	Floor- OTC CPURNSA Index	Deutsche Bank AG	215.949	Maximum of ((1+0.0%)[10] - (Index Final/Index Initial)) or $0	Mar 2020	USD	2,600,000	19,500	(1,481)
	Floor- OTC CPURNSA Index	Deutsche Bank AG	218.011	Maximum of ((1+0.0%)[10] - (Index Final/Index Initial)) or $0	Oct 2020	USD	7,100,000	69,580	(4,548)
								$401,190	($25,235)

Inflation Caps (OTC)
Inflation caps are instruments where in return for a premium, one party agrees to make payments to the other to the extent that interest rate exceeds a specified rate (based on the Consumer Price Index or other designated measure) or “cap”.

Real Return Bond Trust
The portfolio used inflation caps to manage against anticipated interest rate changes.

					Expiration		Notional
Portfolio	Description	Counterparty	Initial Index	Exercise Index	Date		Amount	Premium	Value
Real Return Bond Trust	Floor-OTC CPURNSA Index	JPMorgan Chase Bank	233.916	Maximum of ((1+0.0%)10 - (Index Final/Index Initial)) or $0	Apr 2024	USD	600,000	$4,365	($1,690)
	Floor-OTC CPURNSA Index	JPMorgan Chase Bank	234.781	Maximum of ((1+0.0%)[10] - (Index Final/Index Initial)) or $0	May 2024	USD	100,000	695	(291)
								$5,060	($1,980)

Swaps. Swap agreements are agreements between the fund and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

Upfront payments made/received by the fund are amortized/accreted for financial reporting purposes. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may amount to values that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest rate risk. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

The following tables summarize the interest rate swap contracts held as of March 31, 2015. In addition, the tables detail how the portfolios used interest rate swap contracts during the period ended March 31, 2015.

Global Bond Trust
The portfolio used interest rate swaps to manage against interest rate changes, manage duration and as a substitute for securities purchased.

								Unamortized
						Payments		Upfront	Unrealized
		Notional		USD Notional	Payments Made	Received by	Maturity	Payment Paid	Appreciation	Market
Portfolio	Counterparty	Amount	Currency	Amount	by Portfolio	Portfolio	Date	(Received)	(Depreciation)	Value
Global Bond Trust
	Goldman Sachs International	1,112,297	BRL	$989,749	Fixed 11.680%	BRL-CDI	Jan 2021	$20,971	$3,536	$24,507
	JPMorgan Chase Bank N.A.	12,166,268	BRL	5,190,967	BRL-CDI	Fixed 11.320%	Jan 2016	(1,972)	(18,282)	(20,254)
Exchanged
Cleared Swaps
		636,200,000	MXN	46,638,654	MXN-TIIE- Banxico	Fixed 4.300%	Sep 2016	3,444	13,744	17,188
		9,300,000	USD	9,300,000	Fixed 0.750%	USD-LIBOR-BBA	Dec 2016	21,922	(47,778)	(25,856)
		3,800,000	USD	3,800,000	Fixed 1.000%	USD-LIBOR-BBA	Dec 2016	(4,269)	(25,273)	(29,542)
		9,900,000	USD	9,900,000	Fixed 1.250%	USD-LIBOR-BBA	Mar 2017	(9,900)	(82,040)	(91,940)

29,600,000	USD	29,600,000	Fixed 1.250%	USD-LIBOR-BBA	Jun 2017	96,984	(278,169)	(181,185)
67,100,000	EUR	70,993,838	Fixed 0.150%	EUR-EURIBOR- Reuters	Sep 2017	(52,618)	(24,336)	(76,954)
48,900,000	GBP	72,525,996	Fixed 1.500%	GBP-LIBOR-BBA	Sep 2017	(512,679)	(148,667)	(661,346)
2,600,000	AUD	2,105,089	AUD-BBR-BBSW	Fixed 3.00%	Jun 2020	32,611	31,250	63,861
200,000	EUR	211,490	EUR-EURIBOR- Reuters	Fixed 0.350%	Sep 2020	164	440	604
7,400,000	GBP	11,074,098	GBP-LIBOR-BBA	Fixed 1.50%	Sep 2020	(5,526)	27,721	22,195
2,300,000	GBP	3,820,071	Fixed 3.000%	GBP-LIBOR-BBA	Jan 2021	(91,788)	(712,743)	(804,531)
10,000,000	MXN	770,342	MXN-TIIE- Banxico	Fixed 5.640%	Jun 2021	-	2,599	2,599
55,100,000	USD	55,100,000	Fixed 2.500%	USD-LIBOR-BBA	Jun 2021	(255,624)	(2,752,872)	(3,008,496)
27,200,000	MXN	2,106,935	MXN-TIIE- Banxico	Fixed 5.630%	Jul 2021	1,053	2,741	3,794
6,770,000,000	JPY	56,690,097	Fixed 5.000%	JPY-LIBOR-BBA	Sep 2021	(694,207)	187,661	(506,546)
1,400,000	SEK	171,033	SEK-STIBOR- SIDE	Fixed 1.020%	Jan 2025	-	1,247	1,247
3,000,000	SEK	366,499	SEK-STIBOR- SIDE	Fixed 1.030%	Jan 2025	-	3,078	3,078
1,700,000	SEK	207,683	SEK-STIBOR- SIDE	Fixed 1.010%	Jan 2025	-	1,324	1,324
4,000,000	SEK	485,971	SEK-STIBOR- SIDE	Fixed 1.085%	Jan 2025	-	6,305	6,305
3,400,000	SEK	413,075	SEK-STIBOR- SIDE	Fixed 1.080%	Jan 2025	-	5,169	5,169
11,400,000	USD	11,400,000	Fixed 3.000%	USD-LIBOR-BBA	Mar 2025	(1,099,540)	63,262	(1,036,278)
11,200,000	USD	11,200,000	Fixed 2.250%	USD-LIBOR-BBA	May 2025	(163,627)	(35,741)	(199,368)
48,500,000	EUR	50,825,575	EUR-EURIBOR- Reuters	Fixed 0.750%	Sep 2025	(234,795)	(542,610)	(777,405)
5,000,000	GBP	7,435,751	Fixed 2.000%	GBP-LIBOR-BBA	Sep 2025	(224,887)	51,704	(173,183)
3,800,000	PLN	1,032,216	PLN-WIBOR- WIBO	Fixed 2.000%	Sep 2025	(464)	(11,994)	(12,458)
5,380,000,000	JPY	52,544,149	JPY-LIBOR-BBA	Fixed 1.500%	Jun 2033	290,827	3,188,008	3,478,835
12,000,000	MXN	858,222	MXN-TIIE- Banxico	Fixed 6.985%	May 2034	30,056	9,831	39,887
410,000,000	JPY	3,469,290	JPY-LIBOR-BBA	Fixed 1.250%	Jun 2035	68,897	(16,966)	51,931
2,400,000	EUR	2,709,960	Fixed 2.307%	EUR-EURIBOR- Reuters	Oct 2044	(303,375)	(323,705)	(627,080)
60,000,000	JPY	511,531	JPY-LIBOR-BBA	Fixed 1.500%	Dec 2044	(21,689)	1,400	(20,289)
8,500,000	EUR	9,191,902	Fixed 1.500%	EUR-EURIBOR- Reuters	Mar 2046	(1,575,901)	(110,369)	(1,686,270)
		$533,640,183				($4,685,932)	($1,530,525)	($6,216,457)

High Yield Trust
The portfolio used interest rate swaps to manage duration of the portfolio.

							Unamortized
					Payments		Upfront	Unrealized
	Notional		USD Notional	Payments Made	Received by	Maturity	Payment Paid	Appreciation	Market
Portfolio	Amount	Currency	Amount	by Portfolio	Portfolio	Date	(Received)	(Depreciation)	Value
High Yield Trust
Exchanged Cleared
Swaps
	492,000	USD	$492,000	Fixed 2.11%	USD-LIBOR-BBA	May 2030	-	$8,136	$8,136
			$492,000				-	$8,136	$8,136

Investment Quality Bond Trust
The portfolio used interest rate swaps to manage against anticipated interest rate changes and manage duration of the portfolio.

								Unamortized
						Payments		Upfront	Unrealized
		Notional		USD Notional	Payments Made	Received by	Maturity	Payment Paid	Appreciation	Market
Portfolio	Counterparty	Amount	Currency	Amount	by Portfolio	Portfolio	Date	(Received)	(Depreciation)	Value
Investment
Quality Bond
Trust
	Bank of America N.A.	6,650,000	USD	$6,650,000	Fixed 1.540%	USA-CPI-U	Mar 2017	-	($66,205)	($66,205)
	JP Morgan Chase Bank, N.A.	5,100,000	USD	5,100,000	Fixed 4.318%	3 Month LIBOR	Dec 2028	-	(1,382,942)	(1,382,942)
	JP Morgan Chase Bank, N.A.	2,100,000	USD	2,100,000	Fixed 3.425%	3 Month LIBOR	Jun 2039	-	(447,018)	(447,018)
	Morgan Stanley International	8,815,000	USD	8,815,000	Fixed 1.475%	USA-CPI-U	Mar 2017	-	(78,528)	(78,528)
				$22,665,000				-	($1,974,693)	($1,974,693)

Real Return Bond Trust
The portfolio used interest rate swaps to manage against anticipated interest rate changes, manage duration and as a substitute for securities purchased.

						Payments		Unamortized	Unrealized
		Notional		USD Notional	Payments Made	Received by	Maturity	Upfront	Appreciation	Market
Portfolio	Counterparty	Amount	Currency	Amount	by Portfolio	Portfolio	Date	Payment	(Depreciation)	Value
Real Return
Bond Trust
	UBS AG	501,930	BRL	$278,697	BRL-CDI	Fixed 12.36%	Jan 2018	($2,227)	(719)	($2,946)
	HSBC Banks	313,706	BRL	174,034	BRL-CDI	Fixed 12.36%	Jan 2018	(1,458)	(383)	(1,841)
Exchange
Cleared
Swaps
		5,300,000	USD	5,300,000	Fixed 3.000%	USD-LIBOR-BBA	Dec 2024	(533,129)	15,264	(517,865)
		2,500,000	USD	2,500,000	Fixed 2.75%	USD-LIBOR-BBA	Jun 2025	(126,774)	(27,461)	(154,235)
		25,600,000	MXN	1,746,070	MXN-TIIE- Banxico	Fixed 5.675%	Nov 2021	38,885	(35,410)	3,475
		44,800,000	MXN	2,984,896	Fixed 4.035%	MXN-TIIE-Banxico	Feb 2017	10,060	(2,794)	7,266
		7,200,000	GBP	10,615,680	Fixed 1.50%	GBP-LIBOR-BBA	Sep 2017	(71,063)	(26,313)	(97,376)
		2,500,000	EUR	2,663,595	Fixed .750%	EUR-EURIBOR- Reuters	Sep 2025	(32,239)	(7,833)	(40,072)
		600,000	CAD	483,267	Fixed 1.250%	CAD-BA-CDOR	Sep 2017	(3,064)	(155)	(3,219)
		2,200,000	GBP	3,326,222	Fixed 1.250%	GBP-LIBOR-BBA	Jun 2017	(5,267)	(13,952)	(19,219)
		700,000	GBP	1,041,005	Fixed 2.00%	GBP-LIBOR-BBA	Sep 2025	(31,484)	7,238	(24,246)
		440,000	GBP	653,312	Fixed 2.00%	GBP-LIBOR-BBA	Sep 2045	(1,465)	1,685	220
				$31,766,778				($759,225)	($90,833)	($850,058)

Total Return Trust
The portfolio used interest rate swaps to manage against anticipated interest rate changes, manage duration and as a substitute for securities purchased.

								Unamortized
						Payments		Upfront	Unrealized
		Notional		USD Notional	Payments Made	Received by	Maturity	Payment Paid	Appreciation	Market
Portfolio	Counterparty	Amount	Currency	Amount	by Portfolio	Portfolio	Date	(Received)	(Depreciation)	Value
Total Return Trust
	Citibank N.A.	410,265	BRL	376,506	BRL-CDI	Fixed 11.25%	Jan 2021	($10,156)	($3,532)	($13,688)
	Credit Suisse Securities (USA) LLC	10,500,000	MXN	776,728	MXN-TIIE- Banxico	Fixed 6.33%	Nov 2019	-	1,472	1,472
	Goldman Sachs	200,000	MXN	15,555	MXN-TIIE- Banxico	Fixed 5.75%	Jun 2023	(403)	306	(97)
	HSBC Bank USA	5,900,000	MXN	460,797	MXN-TIIE- Banxico	Fixed 5.50%	Sep 2022	(8,337)	1,607	(6,730)
Exchange
Cleared
Swaps
		40,600,000	USD	40,747,187	Fixed 2.55%	USD-LIBOR-BBA	Oct 2024	(147,187)	(2,285,105)	(2,432,292)

146,800,000	USD	146,800,000	Fixed 1.75%	USD-LIBOR-BBA	Mar 2020	(1,267,533)	(386,959)	(1,654,492)
209,000,000	MXN	14,327,777	Fixed 3.605%	MXN-TIIE-Banxico	Dec 2015	-	2,094	2,094
226,000,000	MXN	15,493,194	Fixed 3.42%	MXN-TIIE-Banxico	Jun 2015	-	(3,627)	(3,627)
156,900,000	USD	156,900,000	Fixed 0.665%	USD-LIBOR-BBA	Apr 2016	19,112	(305,470)	(286,358)
187,300,000	USD	187,300,000	Fixed 1%	USD-LIBOR-BBA	Apr 2017	517,364	(1,139,518)	(622,154)
16,600,000	MXN	1,176,408	MXN-TIIE- Banxico	Fixed 6.32%	Nov 2019	1,317	690	2,007
145,000,000	MXN	9,850,276	MXN-TIIE- Banxico	Fixed 5.915%	Dec 2021	-	144,402	144,402
49,100,000	MXN	3,365,999	MXN-TIIE- Banxico	Fixed 6.71%	Nov 2029	-	126,594	126,594
15,400,000	MXN	1,027,386	MXN-TIIE- Banxico	Fixed 5.01%	Oct 2019	10,381	(16,623)	(6,242)
27,500,000	MXN	1,834,618	MXN-TIIE- Banxico	Fixed 5.375%	Jan 2022	21,887	(52,830)	(30,943)
462,400,000	MXN	31,103,548	MXN-TIIE- Banxico	Fixed 5.43%	Nov 2021	70,498	(453,960)	(383,462)
24,400,000	USD	24,400,000	Fixed 1.250%	USD-LIBOR-BBA	Jun 2017	(110,776)	(38,579)	(149,355)
82,100,000	USD	82,100,000	Fixed 1.050%	USD-LIBOR-BBA	Oct 2016	(13,957)	(168,978)	(182,935)
38,200,000	MXN	2,562,555	MXN-TIIE- Banxico	Fixed 5.270%	Feb 2020	(8,627)	11,344	2,717
146,500,000	MXN	9,719,369	MXN-TIIE- Banxico	Fixed 4.035%	Feb 2017	(24,430)	660	(23,770)
275,200,000	MXN	18,310,351	MXN-TIIE- Banxico	Fixed 3.960%	May 2016	-	(388)	(388)
22,700,000	USD	22,700,000	Fixed .750%	USD-LIBOR-BBA	Jun 2016	(24,743)	(13,021)	(37,764)
167,000,000	MXN	11,120,915	Fixed 3.540%	MXN-TIIE-Banxico	Aug 2015	(3,704)	(303)	(4,007)
8,700,000	MXN	579,353	MXN-TIIE- Banxico	Fixed 5.795%	Dec 2021	8,123	(3,579)	4,544
47,800,000	USD	47,800,000	Fixed 1.50%	USD-LIBOR-BBA	Sep 2017	(147,224)	(223,972)	(371,196)
11,100,000	MXN	716,014	MXN-TIIE- Banxico	Fixed 6.620%	Feb 2030	370	21,373	21,743
		$998,174,890				$521,862	($22,792,640)	($22,270,778)

The following are abbreviations for the table above:
BBA	The British Bankers’ Association
CDI	Brazil Interbank Deposit Rate
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
TIIE	Tasa de Interes Interbancaria de Equilibrio (Interbank Equilibrium Interest Rate)
USA-CPI-U	Consumer Price All Urban Non-Seasonally Adjusted Index
WIBOR	Warsaw Interbank Offered Rate

Currency swaps. A currency swap is an agreement between a portfolio and a counterparty to exchange cash flows based on the notional difference among two or more currencies.

The following tables summarize the contracts held as of March 31, 2015, and the range of notional contracts amounts held by the portfolios during the period ended March 31, 2015. In addition, the tables detail how the portfolios used currency swap contracts during the period ended March 31, 2015.

Global Bond Trust

The portfolio used currency swaps to manage against anticipated currency exchange rate changes, maintain diversity and liquidity of the portfolio and as a substitute for securities purchased.

								Unamortized
						Notional	Notional	Upfront
						Amount of	Amount of	Payment	Unrealized
				Maturity		Currency	Currency	Paid	Appreciation	Market
Portfolio	Counterparty	Receive	Pay	Date*		Received	Delivered	(Received)	(Depreciation)	Value
Global Bond
Trust
	Bank of America NA	Floating rate equal to 3 Month EUR-LIBOR less 0.200% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Jun 2025	EUR	2,200,000	$2,547,600	($6,051)	$30,128	$24,077
	Bank of America NA	Floating rate equal to 3 Month EUR-LIBOR less 0.100% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Jun 2020	EUR	1,600,000	1,980,800	1,439	234,272	235,711
	BNP PARIBAS	Floating rate equal to 3 Month EUR-LIBOR less 0.100% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Jun 2020	EUR	11,100,000	14,637,293	(823,900)	585,495	(238,405)
	BNP PARIBAS	Floating rate equal to 3 Month EUR-LIBOR less 0.100% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Jun 2020	EUR	8,800,000	11,604,340	(644,385)	111,828	(532,557)
	Citibank NA	Floating rate equal to 3 Month EUR-LIBOR less 0.100% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Jun 2020	EUR	15,900,000	19,588,800	(16,703)	526,467	509,764

Citibank NA	Floating rate equal to 3 Month EUR-LIBOR less 0.200% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Jun 2025	EUR	2,190,000	2,545,875	(15,879)	29,991	14,112
Credit Suisse International	Floating rate equal to 3 Month CHF-LIBOR less 0.230% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Jun 2017	CHF	3,600,000	3,713,254	9,985	(24,365)	(14,380)
Deutsche Bank AG	Floating rate equal to 3 Month EUR-LIBOR less 0.100% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Jun 2020	EUR	11,600,000	14,374,140	(11,607)	371,108	359,501
Goldman Sachs Bank USA	Floating rate equal to 3 Month EUR-LIBOR less 0.200% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Jun 2025	EUR	8,400,000	9,660,000	58,375	115,034	173,409
Goldman Sachs Bank USA	Floating rate equal to 3 Month EUR-LIBOR less 0.100% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Jun 2020	EUR	9,900,000	12,256,200	8,905	125,806	134,711
UBS AG	Floating rate equal to 3 Month CHF-LIBOR less 0.230% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Jun 2017	CHF	10,300,000	10,640,496	(106,953)	31,136	(75,817)
					85,590,000	$103,548,798	($1,546,774)	$2,136,900	$590,126

* At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

The following tables summarize the credit default swap contracts the portfolios held as of March 31, 2015. In addition, the tables detail how the portfolios used credit default swap contracts as buyer of protection.

Global Bond Trust
The portfolio used credit default swaps to manage against potential credit events.

								Unamortized
					USD			Upfront	Unrealized
			Notional		Notional	(Pay)/Received	Maturity	Payment Paid	Appreciation	Market
Portfolio	Counterparty	Reference Obligation	Amount	Currency	Amount	Fixed Rate	Date	(Received)	(Depreciation)	Value
Global Bond Trust
	Bank of America N.A.	Computer Sciences Corp.	2,050,000	USD	$2,050,000	(0.970)%	Mar 2018	-	($30,365)	($30,365)
	Bank of America N.A.	Starwood Hotels & Resorts Worldwide, Inc.	3,000,000	USD	3,000,000	(1.490)%	Jun 2018	-	(110,689)	(110,689)
	Barclays Capital	iTraxx Europe Sub Financials Series 22 Version 1	3,300,000	EUR	3,698,971	(1.000)%	Dec 2019	$37,446	4,201	41,647
	BNP Paribas SA	UBS AG	500,000	USD	500,000	(1.000)%	Mar 2017	-	(749)	(749)
	Citibank N.A.	UBS AG	1,300,000	USD	1,300,000	(1.000)%	Mar 2017	764	(2,711)	(1,947)
	Deutsche Bank AG	Marsh & McLennan Companies, Inc.	1,100,000	USD	1,100,000	(0.800)%	Sep 2015	-	(4,320)	(4,320)
	Morgan Stanley Capital Services, Inc.	iTraxx Europe Sub Financials Series 22 Version 1	13,100,000	EUR	14,907,149	(1.000)%	Dec 2019	205,168	(39,841)	165,327
	The Royal Bank of Scotland PLC	The Cleveland Electric Illuminating Company	3,000,000	USD	3,000,000	(0.940)%	Jun 2017	-	(43,926)	(43,926)
					$29,556,120			$243,378	($228,400)	$14,978

High Yield Trust
The portfolio used credit default swaps to manage against potential credit events.

							Unamortized
				USD			Upfront	Unrealized
		Notional		Notional	(Pay)/Received	Maturity	Payment Paid	Appreciation	Market
Portfolio	Reference Obligation	Amount	Currency	Amount	Fixed Rate	Date	(Received)	(Depreciation)	Value
High Yield Trust
Exchange Cleared
Swaps
	MARKIT CDX.NA.HY.	5,760,400	EUR	6,196,022	0.500%	Dec 2019	(450,033)	(30,564)	(480,597)
				$6,196,022			($450,033)	($30,564)	($480,597)

Investment Quality Bond Trust
The portfolio used credit default swaps to manage against potential credit events.

								Unamortized
					USD			Upfront	Unrealized
			Notional		Notional	(Pay)/Received	Maturity	Payment Paid	Appreciation	Market
Portfolio	Counterparty	Reference Obligation	Amount	Currency	Amount	Fixed Rate	Date	(Received)	(Depreciation)	Value
Investment Quality Bond Trust
	Goldman Sachs International	Brazil Republic	265,000	USD	$265,000	(1.000)%	Dec 2019	$10,847	$8,429	$19,276
	Goldman Sachs International	CDX-EMS22V1-5Y	2,475,000	USD	2,475,000	(1.000)%	Dec 2019	$295,949	5,070	301,019
	Goldman Sachs International	CDX-EMS22V1-5Y	2,237,000	USD	2,237,000	(1.000)%	Dec 2019	$268,525	3,548	272,073
	Goldman Sachs International	Darden Restaurants, Inc.	220,000	USD	220,000	(1.000)%	Dec 2019	7,304	(8,363)	(1,059)
	JP Morgan Chase Bank	Brazil Republic	130,000	USD	130,000	(1.000)%	Dec 2019	6,242	3,214	9,456
Exchange Cleared Swaps
		CDX-NAHYS23V1-5Y	2,226,560	USD	2,226,560	(5.000)%	Dec 2019	(172,833)	(12,232)	(185,065)
		CDX-NAIGS23V1-5Y	9,006,000	USD	9,006,000	(5.000)%	Dec 2019	160,822	(7,994)	152,828
		ITRAXX-EUROPES22V1-5Y	1,025,000	EUR	1,102,131	(1.000)%	Dec 2019	26,538	(340)	26,198
		ITRAXX-XOVERS22V1-5Y	2,504,000	EUR	2,692,427	(5.000)%	Dec 2019	(243,988)	(35,975)	(279,963)
					$20,354,118			$359,406	($44,643)	$314,763

Real Return Bond Trust
The portfolio used credit default swaps to manage against potential credit events, gain exposure to securities or credit index.

					USD			Unamortized	Unrealized
			Notional		Notional	(Pay)/Received	Maturity	Upfront	Appreciation	Market
Portfolio	Counterparty	Reference Obligation	Amount	Currency	Amount	Fixed Rate	Date	Payment	(Depreciation)	Value
Real Return Bond
Trust
Exchange Cleared
Swaps
		CDX ITRAXX MAIN23 5Y ICE	800,000	EUR	($864,840)	(1.000)%	Jun 2020	($19,430)	($348)	($19,778)
					($864,840)			($19,430)	($348)	($19,778)

Implied credit spreads are utilized in determining the market value of CDS agreements in which the fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a fund as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.

The following tables summarize the credit default swap contracts the portfolios held as of March 31, 2015. In addition, the tables detail how the portfolios used credit swap contracts as seller of protection during the period ended March 31, 2015.

Global Bond Trust
The portfolio used credit default swaps to take a long position in exposure of the benchmark credit.

									Unamortized
									Upfront
						USD			Payment	Unrealized
		Reference	Implied Credit	Notional		Notional	(Pay)/Received	Maturity	Paid	Appreciation	Market
Portfolio	Counterparty	Obligation	Spread at 3-31-15	Amount	Currency	Amount	Fixed Rate	Date	(Received)	(Depreciation)	Value
Global Bond Trust
	Bank of America N.A.	French Republic	0.34%	1,800,000	USD	$1,800,000	0.250%	Mar 2020	($13,483)	$5,373	($8,110)
	Bank of America N.A.	Republic of Italy	0.86%	200,000	USD	200,000	1.000%	Jun 2019	(3,473)	4,705	1,232
	Bank of America N.A.	Republic of Italy	0.89%	400,000	USD	400,000	1.000%	Sep 2019	(1,677)	3,719	2,042
	Barclays Capital	French Republic	0.34%	1,700,000	USD	1,700,000	0.250%	Mar 2020	(11,206)	3,547	(7,659)
	Barclays Capital	People's Republic of China	0.69%	600,000	USD	600,000	1.000%	Mar 2019	789	6,583	7,372
	Citibank N.A	Federative Republic of Brazil	2.48%	700,000	USD	700,000	1.000%	Mar 2019	(22,789)	(15,763)	(38,552)
	Citibank N.A	French Republic	0.34%	1,400,000	USD	1,400,000	0.250%	Mar 2020	(12,191)	5,884	(6,307)
	Citibank N.A	French Republic	0.36%	300,000	USD	300,000	0.250%	Jun 2020	(1,820)	136	(1,684)
	Citibank N.A	Republic of Italy	0.89%	3,200,000	USD	3,200,000	1.000%	Sep 2019	6,744	9,591	16,335
	Citibank N.A	Russian Federation	4.06%	4,900,000	USD	4,900,000	1.000%	Dec 2019	(498,027)	(125,047)	(623,074)
	Deutsche Bank AG	Federative Republic of Brazil	2.48%	2,400,000	USD	2,400,000	1.000%	Mar 2019	(76,846)	(55,332)	(132,178)
	Deutsche Bank AG	People's Republic of China	0.69%	600,000	USD	600,000	1.000%	Mar 2019	225	7,147	7,372
	Goldman Sachs International	Federative Republic of Brazil	2.48%	600,000	USD	600,000	1.000%	Mar 2019	(20,413)	(12,631)	(33,044)
	Goldman Sachs International	French Republic	0.34%	3,300,000	USD	3,300,000	0.250%	Mar 2020	(23,818)	8,949	(14,869)
	Goldman Sachs International	French Republic	0.36%	700,000	USD	700,000	0.250%	Jun 2020	(3,891)	(37)	(3,928)
	Goldman Sachs International	Hellenic Republic	76.43%	150,000	USD	150,000	1.000%	Sep 2015	(13,462)	(26,311)	(39,773)
	Goldman Sachs International	Russian Federation	4.06%	700,000	USD	700,000	1.000%	Dec 2019	(79,030)	(9,981)	(89,011)
	Goldman Sachs International	United Mexican States	1.13%	800,000	USD	800,000	1.000%	Sep 2019	6,148	(10,325)	(4,177)
	HSBC Bank USA	Federative Republic of Brazil	2.61%	1,800,000	USD	1,800,000	1.000%	Sep 2019	(45,288)	(74,213)	(119,501)
	HSBC Bank USA	French Republic	0.34%	4,400,000	USD	4,400,000	0.250%	Mar 2020	(39,238)	19,418	(19,820)

HSBC Bank USA	United Mexican States	1.13%	600,000	USD	600,000	1.000%	Sep 2019	4,482	(7,615)	(3,133)
JPMorgan Chase Bank N.A.	Federative Republic of Brazil	2.48%	200,000	USD	200,000	1.000%	Mar 2019	(6,553)	(4,462)	(11,015)
JPMorgan Chase Bank N.A.	French Republic	0.34%	2,500,000	USD	2,500,000	0.250%	Mar 2020	(18,876)	7,612	(11,264)
JPMorgan Chase Bank N.A.	French Republic	0.36%	600,000	USD	600,000	0.250%	Jun 2020	(3,337)	(30)	(3,367)
JPMorgan Chase Bank N.A.	People's Republic of China	0.69%	1,400,000	USD	1,400,000	1.000%	Mar 2019	3,688	13,514	17,202
JPMorgan Chase Bank N.A.	Russian Federation	4.06%	1,200,000	USD	1,200,000	1.000%	Dec 2019	(135,929)	(16,661)	(152,590)
Morgan Stanley Capital Services, Inc.	Federative Republic of Brazil	2.48%	4,700,000	USD	4,700,000	1.000%	Mar 2019	(160,394)	(98,454)	(258,848)
Morgan Stanley Capital Services, Inc.	Federative Republic of Brazil	2.61%	1,000,000	USD	1,000,000	1.000%	Sep 2019	(25,608)	(40,782)	(66,390)
Morgan Stanley Capital Services, Inc.	French Republic	0.34%	1,700,000	USD	1,700,000	0.250%	Mar 2020	(11,785)	4,126	(7,659)
Morgan Stanley Capital Services, Inc.	People's Republic of China	0.69%	200,000	USD	200,000	1.000%	Mar 2019	(150)	2,607	2,457
					$44,750,000			($1,207,208)	($394,733)	($1,601,941)

Investment Quality Bond Trust
The portfolio used credit default swaps to take a long position in exposure of the benchmark credit.

									Unamortized
									Upfront
						USD	(Pay)		Payment	Unrealized
		Reference	Implied Credit	Notional		Notional	/Received	Maturity	Paid	Appreciation	Market
Portfolio	Counterparty	Obligation	Spread at 3-31-15	Amount	Currency	Amount	Fixed Rate	Date	(Received)	(Depreciation)	Value
Investment Quality
Bond Trust
	Goldman Sachs International	Russian Federation	4.08%	625,000	USD	$625,000	1.000%	Mar 2020	($96,894)	$13,549	($83,345)
						$625,000			($96,894)	$13,549	($83,345)

Real Return Bond Trust
The portfolio used credit default swaps to take a long position in the exposure of the benchmark credit.

									Unamortized
									Upfront
						USD			Payment	Unrealized
		Reference	Implied Credit	Notional		Notional	(Pay)/Received	Maturity	Paid	Appreciation	Market
Portfolio	Counterparty	Obligation	Spread at 3-31-15	Amount	Currency	Amount	Fixed Rate	Date	(Received)	(Depreciation)	Value
Real Return
Bond Trust
	Bank of America N.A	Republic of Indonesia	0.14%	100,000	USD	$100,000	1.000%	Dec 2019	($2,161)	$489	($1,672)
	Barclays Bank PLC	Republic of Indonesia	1.38%	500,000	USD	500,000	1.000%	Dec 2019	(12,374)	4,016	(8,358)
	Morgan Stanley Capital Services	JSC Gazprom	4.19%	100,000	USD	100,000	1.000%	Mar 2016	(6,482)	3,458	(3,024)
						$700,000			($21,017)	$7,963	($13,054)

Total Return Trust
The portfolio used credit default swaps to take a long position in exposure of the benchmark credit, gain exposure to security or credit index and as a temporary substitute for securities purchased.

									Unamortized
			Implied Credit						Upfront
			Spread and/or			USD			Payment	Unrealized
		Reference	Credit Rating			Notional	(Pay)/Receive	Maturity	Paid	Appreciation	Market
Portfolio	Counterparty	Obligation	at 3-31-15	Notional Value	Currency	Amount	Fixed Rate	Date	(Received)	(Depreciation)	Value
Total Return Trust
	Bank of America N.A.	Federative Republic of Brazil	1.23%	1,000,000	USD	1,000,000	1.950%	Apr 2016	($420)	$16,922	$16,502
	Bank of America N.A.	United Mexican States	0.30%	600,000	USD	600,000	1.000%	Sep 2015	70	2,144	2,214
	Bank of America N.A.	General Electric Capital Corporation	0.15%	2,600,000	USD	2,600,000	1.000%	Dec 2015	(7,468)	24,540	17,072
	Bank of America N.A.	General Electric Capital Corporation	0.15%	2,500,000	USD	2,500,000	1.000%	Dec 2015	(7,016)	23,431	16,415
	Bank of America N.A.	Citigroup, Inc.	0.30%	2,000,000	USD	2,000,000	1.000%	Sep 2016	11,663	9,802	21,465
	Barclays Bank PLC	Federative Republic of Brazil	0.77%	500,000	USD	500,000	1.000%	Jun 2015	(303)	725	422
	Barclays Bank PLC	General Electric Capital Corporation	0.30%	2,300,000	USD	2,300,000	1.000%	Sep 2016	12,397	12,138	24,535
	Barclays Bank PLC	Petroleo Brasileiro SA Petrobras	6.21%	300,000	USD	300,000	1.000%	Dec 2019	(39,949)	(19,611)	(59,560)
	BNP Paribas SA	Petroleo Brasileiro SA Petrobras	6.21%	400,000	USD	400,000	1.000%	Dec 2019	(50,634)	(28,780)	(79,414)
	BNP Paribas SA	Petroleo Brasileiro SA Petrobras	6.48%	400,000	USD	400,000	1.000%	Jun 2018	(54,219)	(6,704)	(60,923)
	Citibank N.A.	Federative Republic of Brazil	0.91%	1,000,000	USD	1,000,000	1.000%	Sep 2015	(1,465)	2,213	748
	Citibank N.A.	United Mexican States	0.30%	700,000	USD	700,000	1.000%	Sep 2015	(992)	3,575	2,583
	Citibank N.A.	United Mexican States	0.49%	11,600,000	USD	11,600,000	1.000%	Mar 2016	(17,913)	80,056	62,143
	Citibank N.A.	United Mexican States	0.60%	3,600,000	USD	3,600,000	1.000%	Jun 2016	(1,877)	20,722	18,845
	Credit Suisse International	Federative Republic of Brazil	0.77%	6,900,000	USD	6,900,000	1.000%	Jun 2015	(4,091)	9,909	5,818

Deutsche Bank AG	Federative Republic of Brazil	0.77%	2,800,000	USD	2,800,000	1.000%	Jun 2015	(1,299)	3,660	2,361
Deutsche Bank AG	Federative Republic of Brazil	0.77%	700,000	USD	700,000	1.000%	Jun 2015	(283)	873	590
Deutsche Bank AG	General Electric Capital Corporation	0.23%	400,000	USD	400,000	1.000%	Mar 2016	(4,125)	7,304	3,179
Deutsche Bank AG	United Mexican States	0.49%	7,200,000	USD	7,200,000	1.000%	Mar 2016	(10,124)	48,695	38,571
Deutsche Bank AG	The Export-Import Bank of China	0.49%	400,000	USD	400,000	1.000%	Jun 2017	(7,499)	12,200	4,701
Deutsche Bank AG	General Electric Capital Corporation	0.10%	1,300,000	USD	1,300,000	1.000%	Sep 2015	3,763	2,305	6,068
Deutsche Bank AG	Berkshire Hathaway Inc.	0.20%	1,100,000	USD	1,100,000	1.000%	Sep 2016	8,365	5,021	13,386
Deutsche Bank AG	JPMorgan Chase & Co.	0.26%	2,300,000	USD	2,300,000	1.000%	Sep 2016	14,430	11,540	25,970
Deutsche Bank AG	Federative Republic of Brazil	1.34%	2,400,000	USD	2,400,000	1.000%	Jun 2016	(1,945)	(7,307)	(9,252)
Goldman Sachs	CDX.NA.IG.9-V4	0.08%	964,499	USD	964,499	0.548%	Dec 2017	-	12,408	12,408
Goldman Sachs	Federative Republic of Brazil	0.77%	500,000	USD	500,000	1.000%	Jun 2015	(283)	705	422
HSBC Bank USA, N.A.	Federative Republic of Brazil	0.77%	2,300,000	USD	2,300,000	1.000%	Jun 2015	(2,688)	4,627	1,939
HSBC Bank USA, N.A.	Federative Republic of Brazil	0.91%	1,700,000	USD	1,700,000	1.000%	Sep 2015	(1,592)	2,863	1,271
HSBC Bank USA, N.A.	United Mexican States	0.64%	300,000	USD	300,000	1.000%	Sep 2016	788	910	1,698
HSBC Bank USA, N.A.	United Mexican States	0.67%	200,000	USD	200,000	1.000%	Dec 2016	1,086	130	1,216
HSBC Bank USA, N.A.	Republic of Italy	0.45%	1,400,000	USD	1,400,000	1.000%	Sep 2016	6,400	5,513	11,913
HSBC Bank USA, N.A.	Petroleo Brasileiro SA Petrobras	6.18%	800,000	USD	800,000	1.000%	Mar 2020	(139,898)	(24,570)	(164,468)
JPMorgan Chase Bank	CDX.NA.IG.9-V4	0.08%	2,121,897	USD	2,121,897	0.553%	Dec 2017	-	27,590	27,590
JPMorgan Chase Bank	Federative Republic of Brazil	0.91%	2,100,000	USD	2,100,000	1.000%	Sep 2015	(2,094)	3,664	1,570
JPMorgan Chase Bank	United Mexican States	0.64%	200,000	USD	200,000	1.000%	Sep 2016	548	585	1,133
JPMorgan Chase Bank	United Mexican States	0.67%	2,300,000	USD	2,300,000	1.000%	Dec 2016	17,373	(3,394)	13,979
Morgan Stanley Capital Services, Inc.	Federative Republic of Brazil	0.77%	800,000	USD	800,000	1.000%	Jun 2015	(328)	1,003	675
UBS AG	United States of America	0.10%	12,700,000	EUR	16,290,280	0.250%	Sep 2015	(12,159)	23,399	11,240
UBS AG	Federative Republic of Brazil	0.91%	500,000	USD	500,000	1.000%	Sep 2015	(445)	819	374
					$87,476,676			($294,226)	$291,625	($2,601)

Inflation swaps. In an inflation swap, one party pays a fixed rate on a notional principal amount while the other party pays a floating rate linked to an inflation index on that same notional amount. The party paying the floating rate pays the inflation adjusted rate multiplied by the notional principal amount. If the average inflation rate over the term of the swap is the same as the fixed rate of the swap, the two legs will have the same value and the swap will break even.

The following table summarizes the inflation swap contracts of the portfolio held as of March 31, 2015.

Real Return Bond Trust
The portfolio used inflation swaps to take manage against anticipated changes to inflation indices.

								Unamortized
				USD				Upfront	Unrealized
		Notional		Notional	Payments Made by	Payments Received by	Maturity	Payment Paid	Appreciation	Market
Portfolio	Counterparty	Amount	Currency	Amount	Portfolio	Portfolio	Date	(Received)	(Depreciation)	Value
Real Return Bond Trust
	BNP Paribas S.A.	300,000	USD	$300,000	Fixed 1.825%	USA-CPI-U	Nov 2016	($61)	($8,212)	($8,273)
	BNP Paribas S.A.	800,000	USD	800,000	Fixed 1.9075%	USA-CPI-U	Apr 2017	-	(28,224)	(28,224)
	BNP Paribas S.A.	4,900,000	USD	4,900,000	Fixed 2.25%	USA-CPI-U	Jul 2017	5,157	(284,509)	(279,352)
	BNP Paribas S.A.	100,000	GBP	157,125	UK RPI All Items NSA	Fixed 3.125%	Dec 2024	-	5,030	5,030
	CitiBank N.A.	200,000	EUR	249,430	Fixed .75%	Eurostat Eurozone HICP Ex Tob	Dec 2019	121	465	586
	Credit Suisse International	100,000	GBP	155,720	UK RPI All Items NSA	Fixed 3.1%	Dec 2024	1,550	3,061	4,611
	Credit Suisse International	100,000	GBP	161,795	UK RPI All Items NSA	Fixed 3.5275	Sep 2044	(425)	15,207	14,782
	Credit Suisse International	100,000	GBP	160,915	UK RPI All Items NSA	3.500%	Oct 2044	1,555	11,372	12,927
	Credit Suisse International	100,000	GBP	159,770	UK RPI All Items NSA	Fixed 3.55%	Nov 2044	387	15,448	15,835
	Deutsche Bank AG	800,000	USD	800,000	Fixed 0.07%	USA-CPI-U	Dec 2015	-	(2,796)	(2,796)
	Deutsche Bank AG	500,000	USD	500,000	Fixed 1.825%	USA-CPI-U	Nov 2016	(104)	(13,684)	(13,788)
	Deutsche Bank AG	800,000	USD	800,000	Fixed 1.845%	USA-CPI-U	Nov 2016	-	(22,554)	(22,554)
	Deutsche Bank AG	400,000	USD	400,000	Fixed 2.56%	USA-CPI-U	May 2023	-	(39,380)	(39,380)
	Goldman Sachs Bank USA	300,000	USD	300,000	Fixed 2.175%	USA-CPI-U	Oct 2018	(187)	(13,462)	(13,649)
	Goldman Sachs Bank USA	1,000,000	EUR	1,244,250	Fixed 0.09%	Eurostat Eurozone HICP Ex Tob	Nov 2019	1,202	(5,748)	(4,546)
	Goldman Sachs Bank USA	720,000	GBP	1,096,992	UK RPI All Items NSA	Fixed 3.14%	Jan 2030	-	8,100	8,100
	JPMorgan Chase Bank, N.A.	100,000	EUR	122,885	Fixed 0.7%	Eurostat Eurozone HICP Ex Tob	Dec 2018	(101)	(58)	(159)
	JPMorgan Chase Bank, N.A.	100,000	GBP	163,385	UK RPI All Items NSA	Fixed 3.5000%	Sep 2044	145	14,637	14,782
	Morgan Stanley Capital Services	200,000	GBP	321,775	UK RPI All Items NSA	Fixed 3.5000%	Oct 2044	(1,939)	27,793	25,854
	Royal Bank of Scotland	400,000	USD	400,000	Fixed 1.935%	USA-CPI-U	Oct 2016	-	(12,309)	(12,309)
	Royal Bank of Scotland	2,700,000	USD	2,700,000	Fixed 2.25%	USA-CPI-U	Jul 2017	3,327	(157,256)	(153,929)
	UBS AG	100,000	GBP	151,780	UK RPI All Items NSA	Fixed 2.945%	Jan 2025	-	1,370	1,370
				$16,045,822				$10,627	($485,709)	($475,082)

The following are abbreviations for the table above:
HICP Ex Tob	Harmonized Index of Consumer Prices Excluding Tobacco
UK RPI	United Kingdom Retail Price Index
USA-CPI-U	Consumer Price All Urban Non-Seasonally Adjusted Index

Volatility Swaps.
Global Bond Trust
The portfolio used volatility swaps to gain exposure on the volatility of certain currencies.

							Volatility	Unrealized
		Reference			Pay / Receive	Maturity	Strike	Appreciation	Market
Portfolio	Counterparty	Entity	Currency	Quantity	Variance	Date	Price	(Depreciation)	Value
Global Bond Trust
	Bank of America NA	EUR/CAD	EUR	2,650	Pay	Apr 2015	10.60%	$189	$189
	Morgan Stanley Capital services LLC	EUR/CAD	EUR	2,650	Pay	Apr 2015	10.80%	381	381
								$570	$570

Real Return Bond Trust
The portfolio used volatility swaps to gain exposure on the volatility of certain currencies.

							Volatility	Unrealized
		Reference			Pay / Receive	Maturity	Strike	Appreciation	Market
Portfolio	Counterparty	Entity	Currency	Quantity	Variance	Date	Price	(Depreciation)	Value
Real Return Bond Trust
	Bank of America N.A	EUR/CAD	EUR	120	Pay	Apr 2015	10.60%	$9	$9
	Bank of America N.A	EUR/CAD	EUR	400	Pay	Apr 2015	12.03%	552	552
	Bank of America N.A	EUR/USD	EUR	720	Pay	Apr 2015	12.45%	694	694
	Morgan Stanley Capital Services	EUR/CAD	EUR	180	Pay	Apr 2015	10.80%	26	26
								$1,281	$1,281

Investment in affiliated underlying funds. Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying portfolios is in the table that follows. As of March 31, 2015, there are no dividends or distributions received by the portfolios from their investments in affiliated underlying porfolios.

	BEGINNING	SHARES		ENDING SHARE	REALIZED GAIN
PORTFOLIO	SHARE AMOUNT	PURCHASED	SHARES SOLD	AMOUNT	(LOSS)	ENDING VALUE
Core Strategy Trust
Bond Trust	86,493,018	452,031	(2,088,802)	84,856,247	$14,070	$1,179,501,839
Strategic Equity Allocation	161,588,225	177,268	(3,242,570)	158,522,923	11,306,771	2,786,832,980
					$11,320,841	$3,966,334,819

Franklin Templeton Founding Allocation Trust

Global	21,387,914	-	(653,997)	20,733,917	$1,446,440	$411,982,923
Mutual Shares	29,924,528	-	(1,209,415)	28,715,113	2,862,491	412,636,178
Income	35,148,054	-	(695,862)	34,452,192	(33,171)	413,081,783
					$4,275,760	$1,237,700,884

Lifestyle Aggressive PS
Strategic Equity Allocation	1,044,047	34,360	(42,920)	1,035,487	$36,467	$18,203,866
					$36,467	$18,203,866

Lifestyle Aggressive MVP
All Cap Core	502,981	-	(36,850)	466,131	$524,596	$13,405,920
Alpha Opportunities	2,422,800	-	(144,648)	2,278,152	54	32,053,602
Blue Chip Growth	975,950	-	(84,279)	891,671	1,511,254	33,883,484
Capital Appreciation	1,846,835	-	(149,049)	1,697,786	1,452,035	27,775,786
Emerging Markets Value	3,729,586	-	-	3,729,586	-	33,081,431
Equity-Income	2,418,476	-	(38,043)	2,380,433	271,764	44,966,380
Fundamental Large Cap Value	2,636,114	-	(70,517)	2,565,597	529,543	44,949,263
International Core	1,803,931	-	-	1,803,931	-	19,915,402
International Growth Opportunities	577,900	-	(10,194)	567,706	34,566	7,539,133
International Growth Stock	845,406	-	(25,120)	820,286	103,693	14,092,518
International Value	1,609,773	6,858	-	1,616,631	-	21,097,031
Mid Cap Stock	898,941	-	(73,862)	825,079	673,217	16,328,318
Mid Value	825,727	-	(45,047)	780,680	234,909	11,179,332
Real Estate Securities	523,907	-	(50,552)	473,355	295,525	8,804,406
Small Cap Growth	386,367	-	(30,407)	355,960	119,463	4,406,790
Small Cap Opportunities	195,741	-	(12,913)	182,828	233,629	5,983,958
Small Cap Value	124,102	-	(7,998)	116,104	86,059	2,968,785
Small Company Growth	107,128	-	(8,567)	98,561	141,712	2,876,011
Small Company Value	143,147	-	(6,060)	137,087	69,681	3,432,658
Strategic Equity Allocation	1,961,074	156,252	(392,959)	1,724,367	57,398	30,314,378
Strategic Growth	1,805,641	-	(129,969)	1,675,672	231,173	27,732,371
U.S. Equity	1,413,400	-	(42,488)	1,370,912	386,789	26,719,066
					$6,957,060	$433,506,023

Lifestyle Balanced PS
Strategic Equity Allocation	28,902,752	586,369	(483,007)	29,006,114	$1,830,690	$509,927,481
Bond Trust	36,220,690	1,103,226	(300,398)	37,023,518	90,529	514,626,895
					$1,921,219	$1,024,554,376

Lifestyle Balanced MVP
All Cap Core	3,466,676	-	(228,869)	3,237,807	$4,421,574	$93,119,331
Alpha Opportunities	17,162,621	-	(857,385)	16,305,236	1,112,255	229,414,674
Blue Chip Growth	5,417,552	-	(446,824)	4,970,728	9,453,985	188,887,674
Bond Trust	223,748,637	-	(7,177,398)	216,571,239	1,412,745	3,010,340,228
Capital Appreciation	11,278,089	-	(883,004)	10,395,085	9,400,639	170,063,583
Core Bond	31,587,126	-	(987,241)	30,599,885	(327,128)	409,732,466
Emerging Markets Value	31,839,834	-	-	31,839,834	-	282,419,328
Equity-Income	14,898,796	-	(84,171)	14,814,625	955,966	279,848,261
Fundamental Large Cap Value	14,815,137	-	(250,701)	14,564,436	1,655,259	255,168,921
Global Bond	15,656,756	-	-	15,656,756	-	193,830,637
Global Conservative Absolute Return	3,645,564	-	-	3,645,564	-	36,163,996
International Core	19,903,114	-	(1,033,664)	18,869,450	(1,695,316)	208,318,723
International Growth Opportunities	6,671,399	-	(341,293)	6,330,106	1,125,526	84,063,812
International Growth Stock	9,266,578	-	(439,192)	8,827,386	1,913,366	151,654,498
International Value	18,072,696	-	(602,792)	17,469,904	(1,176,052)	227,982,250
Mid Cap Stock	7,024,952	-	(523,956)	6,500,996	5,893,757	128,654,719
Mid Value	9,438,322	-	(377,236)	9,061,086	3,074,682	129,754,753
New Income	55,286,525	-	(1,736,726)	53,549,799	276,579	710,070,341
Short Term Government Income	5,575,987	-	(77,798)	5,498,189	(33,711)	68,617,404
Small Cap Growth	4,735,940	-	(349,718)	4,386,222	2,372,380	54,301,424
Small Cap Value	2,259,931	-	(112,911)	2,147,020	1,791,960	54,899,292
Small Company Growth	1,647,470	-	(121,076)	1,526,394	2,408,362	44,540,171
Small Company Value	2,664,379	-	(72,438)	2,591,941	1,026,682	64,902,213
Strategic Equity Allocation	120,183,339	-	(5,214,922)	114,968,417	26,645,134	2,021,144,772
Strategic Growth	11,013,750	-	(754,066)	10,259,684	1,471,364	169,797,767
Total Return	25,537,245	-	(887,944)	24,649,301	(372,126)	345,090,208
U.S. Equity	9,619,365	-	(202,716)	9,416,649	2,466,104	183,530,492
					$75,273,986	$9,796,311,938

Lifestyle Conservative PS
Strategic Equity Allocation	2,271,462	135,547	(197,601)	2,209,408	$123,722	$38,841,401
Bond Trust	11,562,076	160,874	(425,628)	11,297,322	137,492	157,032,772
					$261,214	$195,874,173

Lifestyle Conservative MVP
Blue Chip Growth	513,298	-	(40,587)	472,711	$621,706	$17,963,031
Bond Trust	67,650,873	130,434	(3,257,980)	64,523,327	883,588	896,874,252
Capital Appreciation	650,779	-	(46,808)	603,971	(3,721)	9,880,967
Core Bond	9,398,857	-	(426,889)	8,971,968	(232,719)	120,134,649
Equity-Income	1,491,176	-	(13,071)	1,478,105	93,743	27,921,397
Fundamental All Cap Core	2,427,610	-	(89,850)	2,337,760	68,876	35,697,591
Global Bond	4,810,447	-	-	4,810,447	-	59,553,339
Global Conservative Absolute Return	1,192,189	-	-	1,192,189	-	11,826,518
International Core	3,177,045	-	(203,674)	2,973,371	216,328	32,826,013
International Growth Opportunities	476,437	-	(29,348)	447,089	94,482	5,937,344
International Growth Stock	581,464	-	(28,024)	553,440	95,243	9,508,091
International Value	2,879,427	-	(168,677)	2,710,750	391,179	35,375,294
Mid Cap Stock	495,065	-	(34,537)	460,528	249,811	9,113,848
Mid Value	668,099	-	(27,770)	640,329	119,617	9,169,507
New Income	16,526,580	-	(753,210)	15,773,370	(30,096)	209,154,889
Short Term Government Income	1,638,303	-	(57,910)	1,580,393	(21,487)	19,723,305
Small Cap Growth	631,809	-	(41,844)	589,965	89,157	7,303,761
Small Cap Value	496,179	-	(24,739)	471,440	204,745	12,054,731
Strategic Equity Allocation	8,403,714	-	(349,749)	8,053,965	1,828,003	141,588,703
Total Return	6,420,061	-	-	6,420,061	-	89,880,858
					$4,668,455	$1,761,488,088

Lifestyle Growth PS
Strategic Equity Allocation	78,323,987	3,183,829	(229,631)	81,278,185	$1,043,016	$1,428,870,493
Bond Trust	42,469,864	2,648,860	(568,290)	44,550,434	145,407	619,251,036
					$1,188,423	$2,048,121,529

Lifestyle Growth MVP
All Cap Core	5,015,752	-	(382,108)	4,633,644	$3,833,969	$133,263,608
Alpha Opportunities	33,378,400	-	(2,015,319)	31,363,081	1,796,962	441,278,553
Blue Chip Growth	10,943,792	-	(971,989)	9,971,803	17,513,777	378,928,508
Bond Trust	157,208,386	-	(10,966,255)	146,242,131	1,963,962	2,032,765,625
Capital Appreciation	22,653,233	-	(1,953,560)	20,699,673	12,526,111	338,646,643
Core Bond	23,704,199	-	(919,837)	22,784,362	(696,538)	305,082,608
Emerging Markets Value	49,615,761	-	-	49,615,761	-	440,091,799
Equity-Income	29,351,799	-	(533,945)	28,817,854	5,922,747	544,369,269

Fundamental Large Cap Value	30,383,879	-	(891,254)	29,492,625	6,538,956	516,710,784
Global Bond	11,232,921	-	-	11,232,921	-	139,063,557
Global Conservative Absolute Return	3,907,769	-	-	3,907,769	-	38,765,068
International Core	29,460,780	-	(1,840,842)	27,619,938	(5,301,766)	304,924,116
International Growth Opportunities	10,415,462	-	(605,316)	9,810,146	1,963,638	130,278,737
International Growth Stock	13,752,192	-	(759,771)	12,992,421	3,012,343	223,209,800
International Value	27,994,657	-	(1,061,485)	26,933,172	(5,702,364)	351,477,897
Mid Cap Stock	9,394,488	-	(754,785)	8,639,703	2,605,042	170,979,724
Mid Value	12,756,424	-	(728,706)	12,027,718	6,111,053	172,236,928
New Income	41,468,556	-	(1,648,329)	39,820,227	(244,001)	528,016,205
Short Term Government Income	3,608,256	-	(98,303)	3,509,953	(35,278)	43,804,211
Small Cap Growth	7,819,636	-	(621,857)	7,197,779	4,048,291	89,108,501
Small Cap Opportunities	2,432,099	-	(165,829)	2,266,270	1,923,821	74,175,027
Small Cap Value	3,005,053	-	(202,526)	2,802,527	3,236,267	71,660,620
Small Company Growth	2,718,833	-	(219,936)	2,498,897	2,632,896	72,917,824
Small Company Value	4,406,499	-	(189,042)	4,217,457	1,150,476	105,605,124
Strategic Equity Allocation	214,606,574	-	(11,711,519)	202,895,055	57,546,326	3,566,895,068
Strategic Growth	22,117,084	-	(1,687,034)	20,430,050	3,053,472	338,117,324
Total Return	18,592,373	-	(356,642)	18,235,731	21,553	255,300,233
U.S. Equity	21,748,886	-	(720,233)	21,028,653	5,219,842	409,848,456
					$130,641,557	$12,217,521,817

Lifestyle Moderate PS
Strategic Equity Allocation	7,761,149	266,411	(146,059)	7,881,501	$259,382	$138,556,777
Bond Trust	14,722,667	517,310	(199,683)	15,040,294	57,539	209,060,091
					$316,921	$347,616,868

Lifestyle Moderate MVP
Alpha Opportunities	3,767,845	-	(200,159)	3,567,686	$348,046	$50,197,335
Blue Chip Growth	1,463,468	-	(124,411)	1,339,057	2,647,984	50,884,183
Bond Trust	80,196,903	217,391	(3,101,805)	77,312,489	1,508,476	1,074,643,600
Capital Appreciation	1,652,777	-	(133,376)	1,519,401	950,704	24,857,406
Core Bond	11,247,442	-	(395,308)	10,852,134	(115,452)	145,310,070
Equity-Income	5,434,743	-	(45,267)	5,389,476	559,430	101,807,194
Fundamental All Cap Core	5,866,220	27,388	(275,850)	5,617,758	201,451	85,783,160
Global Bond	5,241,968	-	-	5,241,968	-	64,895,565
Global Conservative Absolute Return	1,419,712	-	-	1,419,712	-	14,083,543

International Core	6,429,300	67,125	(404,601)	6,091,824	1,289,669	67,253,734
International Growth Opportunities	1,940,207	-	(100,921)	1,839,286	335,039	24,425,721
International Growth Stock	2,718,655	-	(132,106)	2,586,549	553,553	44,436,920
International Value	6,235,696	47,280	(280,961)	6,002,015	1,182,269	78,326,291
Mid Cap Stock	1,373,130	-	(108,606)	1,264,524	1,270,160	25,024,935
Mid Value	1,861,873	-	(80,374)	1,781,499	658,635	25,511,072
New Income	19,653,424	-	(693,856)	18,959,568	87,645	251,403,874
Short Term Government Income	1,841,883	-	(44,950)	1,796,933	(16,485)	22,425,725
Small Cap Growth	1,142,013	-	(87,884)	1,054,129	490,811	13,050,113
Small Cap Value	591,986	-	(31,452)	560,534	491,380	14,332,859
Small Company Growth	379,708	-	(28,823)	350,885	567,711	10,238,817
Small Company Value	649,612	-	(18,754)	630,858	237,094	15,796,689
Strategic Equity Allocation	27,160,814	-	(1,265,144)	25,895,670	6,510,985	455,245,878
Strategic Growth	1,614,286	-	(114,676)	1,499,610	51,270	24,818,553
Total Return	9,023,303	-	(348,737)	8,674,566	(139,588)	121,443,924
U.S. Equity	1,348,422	-	(34,861)	1,313,561	342,506	25,601,307
					$20,013,293	$2,831,798,468

Direct placement securities. The portfolios may hold private placement securities which are restricted as to resale and the portfolios have limited rights to registration under the Securities Act of 1933. The following table summarizes the direct placement securities held at March 31, 2015.

						Value as a
		Original				percentage
		acquisition	Acquisition	Beginning share	Ending share	of portfolio's		Value as of
Portfolio	Issuer, Description	date	cost	amount	amount	net assets		3-31-15
Alpha Opportunities Trust	Apigee Corp., Series H	4/17/2014	$432,120	148,495	148,495	0.1%		$582,100
Alpha Opportunities Trust	Cloudera, Inc., Series F	2/5/2014	$229,626	15,771	15,771	0.1%		$487,639
Alpha Opportunities Trust	ConforMIS, Inc.	8/12/2014	$218,960	27,370	27,370	0.0%	*	$218,960
Alpha Opportunities Trust	DocuSign, Inc., Series B	2/28/2014	$11,360	865	865	0.0%	*	$12,992
Alpha Opportunities Trust	DocuSign, Inc., Series B1	3/3/2014	$3,401	259	259	0.0%	*	$3,890
Alpha Opportunities Trust	DocuSign, Inc., Series D	3/3/2014	$8,155	621	621	0.0%	*	$9,327
Alpha Opportunities Trust	DocuSign, Inc., Series E	3/3/2014	$211,051	16,071	16,071	0.0%	*	$241,386
Alpha Opportunities Trust	DraftKings, Inc.	12/4/2014	$135,907	75,450	75,450	0.0%	*	$135,907
Alpha Opportunities Trust	Dropbox, Inc., Series C	1/28/2014	$208,108	10,895	10,895	0.0%	*	$193,059
Alpha Opportunities Trust	Essence Group Holdings Corp.	5/1/2014	$321,999	203,629	203,629	0.1%		$384,859
Alpha Opportunities Trust	Forward Venture	11/20/2014	$446,608	14,346	14,346	0.1%		$406,008
Alpha Opportunities Trust	Lithium Technology Corp.	8/18/2014	$415,250	85,197	85,197	0.1%		$443,024

Alpha Opportunities Trust	Lookout, Inc., Series F	7/31/2014	$287,565	25,174	25,174	0.0%	*	$287,565
Alpha Opportunities Trust	Nutanix, Inc.	8/25/2014	$430,389	32,127	32,127	0.1%		$502,788
Alpha Opportunities Trust	Pinterest, Inc., Series G	3/16/2015	$1,163,695	-	32,419	0.2%		$1,163,695
	Bought: 32,419 shares
Alpha Opportunities Trust	Pure Storage, Inc., Series F	4/16/2014	$985,385	62,660	62,660	0.2%		$1,110,962
Alpha Opportunities Trust	Redfin Corp.	12/15/2014	$257,887	78,202	78,202	0.0%	*	$257,887
Alpha Opportunities Trust	The Honest Company, Inc. (Common Stock)	8/20/2014	$103,927	3,841	3,841	0.0%	*	$95,718
Alpha Opportunities Trust	The Honest Company, Inc. (Preferred Stock)	8/20/2014	$242,515	8,963	8,963	0.0%	*	$223,358
Alpha Opportunities Trust	Uber Technologies, Inc.	6/5/2014	$2,206,328	142,224	142,224	0.6%		$4,738,548
Alpha Opportunities Trust	Veracode, Inc.	8/26/2014	$345,534	18,712	18,712	0.1%		$512,522
Alpha Opportunities Trust	WeWork Companies, Inc., Class A	12/8/2014	$42,527	2,554	2,554	0.0%	*	$42,527
Alpha Opportunities Trust	WeWork Companies, Inc., Series D1	12/8/2014	$211,370	12,694	12,694	0.0%	*	$211,370
Alpha Opportunities Trust	WeWork Companies, Inc., Series D2	12/8/2014	$166,079	9,974	9,974	0.0%	*	$166,079
Alpha Opportunities Trust	Zuora, Inc., Series F	1/15/2015	$379,546	-	99,899	0.1%		$379,546
	Bought: 99,899 shares
								$12,811,716

Financial Industries Trust	SKBHC Holdings LLC	11/8/2010	$2,579,439	516	516	2.1%		$3,612,116

Health Sciences Trust	Doximity, Inc.	4/10/2014	$152,390	31,611	31,611	0.0%	*	$152,390
Health Sciences Trust	Seres Health, Inc.	11/24/2014	$118,397	9,734	9,734	0.0%	*	$140,170
								$292,560

Mid Cap Stock Trust	Apigee Corp., Series H	4/17/2014	$3,124,022	1,073,547	1,073,547	0.5%		$4,208,304
Mid Cap Stock Trust	ConforMIS, Inc.	8/12/2014	$1,628,656	203,582	203,582	0.2%		$1,628,656
Mid Cap Stock Trust	DocuSign, Inc., Series B	2/28/2014	$81,224	6,185	6,185	0.0%	*	$92,899
Mid Cap Stock Trust	DocuSign, Inc., Series B1	3/3/2014	$24,334	1,853	1,853	0.0%	*	$27,832
Mid Cap Stock Trust	DocuSign, Inc., Series D	3/3/2014	$58,374	4,445	4,445	0.0%	*	$66,764
Mid Cap Stock Trust	DocuSign, Inc., Series E	2/28/2014	$1,509,583	114,951	114,951	0.2%		$1,726,564
Mid Cap Stock Trust	DraftKings, Inc.	12/4/2014	$975,827	541,740	541,740	0.1%		$975,827
Mid Cap Stock Trust	Essence Group Holdings Corp.	5/1/2014	$2,308,001	1,459,559	1,459,559	0.3%		$2,758,567
Mid Cap Stock Trust	Forward Venture	11/20/2014	$3,219,745	103,425	103,425	0.3%		$2,927,041
Mid Cap Stock Trust	Lithium Technology Corp.	8/18/2014	$3,078,896	631,698	631,698	0.4%		$3,284,830
Mid Cap Stock Trust	Lookout, Inc., Series F	7/31/2014	$2,122,743	185,829	185,829	0.3%		$2,122,743
Mid Cap Stock Trust	Nutanix, Inc.	8/25/2014	$1,985,629	148,220	148,220	0.3%		$2,319,643
Mid Cap Stock Trust	One Kings Lane, Inc.	1/28/2014	$4,666,633	302,694	302,694	0.5%		$4,416,305
Mid Cap Stock Trust	Pinterest, Inc., Series G	3/16/2015	$2,096,941	-	58,418	0.2%		$2,096,941
	Bought: 58,418 shares
Mid Cap Stock Trust	Pure Storage, Inc., Series F	4/16/2014	$3,324,267	211,388	211,388	0.4%		$3,747,909
Mid Cap Stock Trust	Redfin Corp.	12/15/2014	$1,825,650	553,613	553,613	0.2%		$1,825,650

Mid Cap Stock Trust	The Honest Company, Inc. (Common Stock)	8/20/2014	$772,269	28,542	28,542	0.1%		$711,267
Mid Cap Stock Trust	The Honest Company, Inc. (Preferred Stock)	8/20/2014	$1,801,962	66,598	66,598	0.2%		$1,659,622
Mid Cap Stock Trust	Uber Technologies, Inc.	6/5/2014	$9,067,440	584,504	584,504	2.3%		$19,474,212
Mid Cap Stock Trust	Veracode, Inc.	8/26/2014	$2,528,610	136,934	136,934	0.4%		$3,750,622
Mid Cap Stock Trust	WeWork Companies, Inc., Class A	12/8/2014	$303,018	18,198	18,198	0.0%	*	$303,018
Mid Cap Stock Trust	WeWork Companies, Inc., Series D1	12/8/2014	$1,506,031	90,446	90,446	0.2%		$1,506,031
Mid Cap Stock Trust	WeWork Companies, Inc., Series D2	12/8/2014	$1,183,315	71,065	71,065	0.1%		$1,183,315
Mid Cap Stock Trust	Zuora, Inc., Series F	1/15/2015	$2,719,296	-	715,736	0.3%		$2,719,296
	Bought: 715,736 shares
								$65,533,858

Science & Technology Trust	Atlassian, Inc.	4/9/2014	$44,336	2,771	2,771	0.0%	*	$57,360
Science & Technology Trust	Atlassian, Inc., Class A	4/9/2014	$30,544	1,909	1,909	0.0%	*	$39,516
Science & Technology Trust	Atlassian, Inc., Class A Ordinary	4/9/2014	$159,488	9,968	9,968	0.0%	*	$206,338
Science & Technology Trust	Atlassian, Inc., Series 1	4/9/2014	$77,824	4,864	4,864	0.0%	*	$100,685
Science & Technology Trust	Atlassian, Inc., Series 2	4/9/2014	$208,352	13,022	13,022	0.1%		$269,555
Science & Technology Trust	Atlassian, Inc., Series A	4/9/2014	$154,080	9,630	9,630	0.0%	*	$199,341
Science & Technology Trust	Cloudera, Inc., Series F	2/5/2014	$309,065	21,227	21,227	0.1%		$656,339
Science & Technology Trust	Dropbox, Inc.	5/2/2012	$67,334	7,441	7,441	0.0%	*	$131,855
Science & Technology Trust	Dropbox, Inc., Series A	5/2/2012	$83,623	9,241	9,241	0.0%	*	$163,751
Science & Technology Trust	Dropbox, Inc., Series A1	5/2/2012	$805,424	89,006	89,006	0.3%		$1,577,186
Science & Technology Trust	Flipkart Limited	3/19/2015	$55,860	-	490	0.0%	*	$55,748
	Bought: 490 shares
Science & Technology Trust	Flipkart Limited, Series A	3/19/2015	$19,152	-	168	0.0%	*	$19,114
	Bought: 168 shares
Science & Technology Trust	Flipkart Limited, Series C	3/19/2015	$33,630	-	295	0.0%	*	$33,563
	Bought: 295 shares
Science & Technology Trust	Flipkart Limited, Series E	3/19/2015	$62,586	-	549	0.0%	*	$62,461
	Bought: 549 shares
Science & Technology Trust	Flipkart Limited, Series G	12/17/2014	$377,484	3,152	3,152	0.1%		$377,484
								$3,950,296

Small Cap Growth Trust	Apigee Corp., Series H	4/17/2014	$1,828,950	628,505	628,505	0.5%		$2,463,740
Small Cap Growth Trust	Cloudera, Inc., Series F	2/5/2014	$1,153,560	79,228	79,228	0.5%		$2,449,730
Small Cap Growth Trust	DocuSign, Inc., Series B	2/28/2014	$38,557	2,936	2,936	0.0%	*	$44,099
Small Cap Growth Trust	DocuSign, Inc., Series B1	3/3/2014	$11,557	880	880	0.0%	*	$13,218
Small Cap Growth Trust	DocuSign, Inc., Series D	3/3/2014	$27,709	2,110	2,110	0.0%	*	$31,692
Small Cap Growth Trust	DocuSign, Inc., Series E	3/3/2014	$716,674	54,573	54,573	0.2%		$819,686
Small Cap Growth Trust	Nutanix, Inc.	8/25/2014	$1,165,629	87,010	87,010	0.3%		$1,361,707
Small Cap Growth Trust	Pure Storage, Inc., Series F	4/16/2014	$1,398,378	88,922	88,922	0.3%		$1,576,587

Small Cap Growth Trust	Telogis, Inc. (Common Stock)	9/27/2013	$938,340	473,646	473,646	0.1%	$606,267
Small Cap Growth Trust	Telogis, Inc. (Preferred Stock)	9/27/2013	$1,419,833	645,027	645,027	0.4%	$2,173,741
Small Cap Growth Trust	Veracode, Inc.	8/26/2014	$1,211,529	65,609	65,609	0.4%	$1,797,031
Small Cap Growth Trust	Zuora, Inc., Series F	1/15/2015	$1,533,808	-	403,708	0.3%	$1,533,808
	Bought: 403,708 shares
							$14,871,306

*Less than 0.05%

For additional information on the portfolios’ significant accounting policies, please refer to the portfolios’ most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based upon their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: John Hancock Variable Insurance Trust

/s/ Andrew Arnott
Andrew Arnott
President

Date: May 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrew Arnott
Andrew Arnott
President

Date: May 18, 2015

/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: May 18, 2015